================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                       THE DFA INVESTMENT TRUST COMPANY,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 512-306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31

                  DATE OF REPORTING PERIOD: OCTOBER 31, 2019

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                             [Logo] Dimensional

Annual Report

YEAR ENDED: OCTOBER 31, 2019

--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.

--------------------------------------------------------------------------------

ENHANCED U.S. LARGE COMPANY PORTFOLIO

U.S. LARGE CAP EQUITY PORTFOLIO

U.S. LARGE CAP VALUE PORTFOLIO

U.S. TARGETED VALUE PORTFOLIO

U.S. SMALL CAP VALUE PORTFOLIO

U.S. CORE EQUITY 1 PORTFOLIO

U.S. CORE EQUITY 2 PORTFOLIO

U.S. VECTOR EQUITY PORTFOLIO

U.S. SMALL CAP PORTFOLIO

U.S. MICRO CAP PORTFOLIO

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

DFA REAL ESTATE SECURITIES PORTFOLIO

DFA COMMODITY STRATEGY PORTFOLIO

DIMENSIONAL INVESTMENT GROUP INC.

--------------------------------------------------------------------------------

U.S. LARGE COMPANY PORTFOLIO

THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------

THE U.S. LARGE CAP VALUE SERIES

   SEE THE INSIDE FRONT COVER FOR IMPORTANT INFORMATION ABOUT ACCESS TO YOUR
              FUND'S ANNUAL AND SEMI-ANNUAL SHAREHOLDER REPORTS.

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

   Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

   If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio's transfer agent at (888) 576-1167 or by contacting your financial intermediary.

   You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

 LOGO

December 2019

Dear Fellow Shareholder,

Since our founding in 1981, sound investment solutions based on financial science have been at the heart of Dimensional. We recognize that the assets you entrust to our firm play an important role in your future.

With a 38-year track record, our investment strategies are guided by rigorous academic research, deep convictions about the power of capital markets, and the importance of information in security prices.

We aim to add value through implementation by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk. We apply flexible trading algorithms to minimize potential price impact.

We take pride in the many longstanding clients we have had the honor of working with over the last four decades, and we continue to seek opportunities to raise the bar both within our company and the industry.

On behalf of more than 1,400 employees at Dimensional aiming to serve you, we thank you.

Sincerely,

/S/ DAVID P. BUTLER                    /S/ GERARD K. O'REILLY

DAVID P. BUTLER                        GERARD K. O'REILLY
Co-Chief Executive Officer             Co-Chief Executive Officer and
                                       Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
   LETTER TO SHAREHOLDERS
   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...........................   1
   DFA INVESTMENT DIMENSIONS GROUP INC.
      Performance Charts................................................   3
      Management's Discussion and Analysis..............................  10
      Disclosure of Fund Expenses.......................................  14
      Disclosure of Portfolio Holdings..................................  17
      Schedules of Investments/Summary Schedules of Portfolio Holdings
          Enhanced U.S. Large Company Portfolio.........................  19
          U.S. Large Cap Equity Portfolio...............................  25
          U.S. Large Cap Value Portfolio................................  28
          U.S. Targeted Value Portfolio.................................  29
          U.S. Small Cap Value Portfolio................................  32
          U.S. Core Equity 1 Portfolio..................................  35
          U.S. Core Equity 2 Portfolio..................................  38
          U.S. Vector Equity Portfolio..................................  41
          U.S. Small Cap Portfolio......................................  44
          U.S. Micro Cap Portfolio......................................  47
          U.S. High Relative Profitability Portfolio....................  50
          DFA Real Estate Securities Portfolio..........................  53
      Statements of Assets and Liabilities..............................  55
      Statements of Operations..........................................  58
      Statements of Changes in Net Assets...............................  61
      Financial Highlights..............................................  65
      Notes to Financial Statements.....................................  74
      Report of Independent Registered Public Accounting Firm...........  95
      Section 19(a) Notice..............................................  96
   DFA INVESTMENT DIMENSIONS GROUP INC.
      Performance Charts................................................  97
      Management's Discussion and Analysis..............................  98
      Consolidated Disclosure of Fund Expenses..........................  99
      Consolidated Disclosure of Portfolio Holdings..................... 101
      Consolidated Schedule of Investments
          DFA Commodity Strategy Portfolio.............................. 102
      Consolidated Statement of Assets and Liabilities.................. 113
      Consolidated Statement of Operations.............................. 114
      Consolidated Statements of Changes in Net Assets.................. 115
      Consolidated Financial Highlights................................. 116
      Consolidated Notes to Financial Statements........................ 117
      Report of Independent Registered Public Accounting Firm........... 132
   DIMENSIONAL INVESTMENT GROUP INC.
      Performance Charts................................................ 133
      Management's Discussion and Analysis.............................. 134
      Disclosure of Fund Expenses....................................... 135
      Disclosure of Portfolio Holdings.................................. 136
      Summary Schedule of Portfolio Holdings
          U.S. Large Company Portfolio.................................. 137
      Statement of Assets and Liabilities............................... 140
      Statement of Operations........................................... 141
      Statements of Changes in Net Assets............................... 142
      Financial Highlights.............................................. 143
      Notes to Financial Statements..................................... 144
      Report of Independent Registered Public Accounting Firm........... 153

TABLE OF CONTENTS

CONTINUED

                                                                                                     PAGE
                                                                                                     ----
THE DFA INVESTMENT TRUST COMPANY
   Performance Charts............................................................................... 154
   Management's Discussion and Analysis............................................................. 155
   Disclosure of Fund Expenses...................................................................... 156
   Disclosure of Portfolio Holdings................................................................. 157
   Summary Schedule of Portfolio Holdings
       The U.S. Large Cap Value Series.............................................................. 158
   Statement of Assets and Liabilities.............................................................. 161
   Statement of Operations.......................................................................... 162
   Statements of Changes in Net Assets.............................................................. 163
   Financial Highlights............................................................................. 164
   Notes to Financial Statements.................................................................... 165
   Report of Independent Registered Public Accounting Firm.......................................... 173
FUND MANAGEMENT..................................................................................... 174
   Board of Directors or Trustees Table............................................................. 175
VOTING PROXIES ON FUND PORTFOLIO SECURITIES......................................................... 182
NOTICE TO SHAREHOLDERS.............................................................................. 183

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations

  P.L.C.                 Public Limited Company
  SA                     Special Assessment
  CAD                    Canadian Dollars
  DKK                    Danish Krone
  EUR                    Euro
  GBP                    British Pounds
  NOK                    Norwegian Krone
  SEK                    Swedish Krona
  USD                    United States Dollar

Investment Footnotes

   ^                                     Denominated in USD, unless otherwise
                                         noted.
   +                                     See Note B to Financial Statements.
   (Omega)                               Rule 144A, Section 4(2), or other
                                         security that is restricted as to
                                         resale to institutional investors.
                                         This security has been deemed liquid
                                         based upon the Fund's Liquidity
                                         Guidelines. The liquidity
                                         determination is unaudited.
   (r)                                   The adjustable rate shown is
                                         effective as of October 31, 2019.
   #                                     Total or Partial Securities on Loan.
   (double left angle quote)             Total or Partial Security pledged as
                                         collateral for Futures Contracts.
   @                                     Security purchased with cash proceeds
                                         from Securities on Loan.
   (S)                                   Affiliated Fund.
   ++                                    Calculated as a percentage of total
                                         net assets. Percentages shown
                                         parenthetically next to the category
                                         headings have been calculated as a
                                         percentage of total investments.
                                         "Other Securities" are those
                                         securities that are not among the top
                                         50 holdings in unaffiliated issuers
                                         of the Fund or do not represent more
                                         than 1.0% of the net assets of the
                                         Fund. Some of the individual
                                         securities within this category may
                                         include Total or Partial Securities
                                         on Loan and/or Non-Income Producing
                                         Securities.
   *                                     Non-Income Producing Securities.
   ~                                     Total or Partial Security pledged as
                                         collateral for Swap Agreements.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

FINANCIAL HIGHLIGHTS
--------------------

  ** The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain
                         (Loss) per share and the ratio of Net
                         Investment Income to Average Net
                         Assets would have been $0.92, $7.69
                         and 2.43%, respectively had the
                         current year effect of this
                         estimation not been considered.
  (A)                    Computed using average shares
                         outstanding.
  (B) Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund.
  (C)                    Non-Annualized
  (D)                    Annualized
  (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
  --                     Amounts designated as -- are either
                         zero or rounded to zero.
  SEC                    Securities and Exchange Commission
  (a)                    Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                        [CHART]


                       Enhanced U.S. Large Company
                               Portfolio                    S&P 500/R/ Index
                    ---------------------------------      ------------------
    10/31/2009                  $10,000                          $10,000
    11/30/2009                   10,633                           10,600
    12/31/2009                   10,816                           10,805
     1/31/2010                   10,444                           10,416
     2/28/2010                   10,785                           10,739
     3/31/2010                   11,420                           11,387
     4/30/2010                   11,606                           11,566
     5/31/2010                   10,692                           10,643
     6/30/2010                   10,142                           10,086
     7/31/2010                   10,858                           10,792
     8/31/2010                   10,375                           10,305
     9/30/2010                   11,303                           11,225
    10/31/2010                   11,740                           11,652
    11/30/2010                   11,724                           11,653
    12/31/2010                   12,509                           12,432
     1/31/2011                   12,821                           12,727
     2/28/2011                   13,243                           13,163
     3/31/2011                   13,243                           13,168
     4/30/2011                   13,665                           13,558
     5/31/2011                   13,540                           13,405
     6/30/2011                   13,306                           13,181
     7/31/2011                   13,056                           12,913
     8/31/2011                   12,337                           12,212
     9/30/2011                   11,463                           11,353
    10/31/2011                   12,728                           12,594
    11/30/2011                   12,650                           12,566
    12/31/2011                   12,791                           12,695
     1/31/2012                   13,391                           13,264
     2/29/2012                   13,975                           13,837
     3/31/2012                   14,449                           14,293
     4/30/2012                   14,370                           14,203
     5/31/2012                   13,501                           13,349
     6/30/2012                   14,068                           13,899
     7/31/2012                   14,305                           14,092
     8/31/2012                   14,638                           14,410
     9/30/2012                   15,014                           14,782
    10/31/2012                   14,744                           14,509
    11/30/2012                   14,839                           14,593
    12/31/2012                   14,960                           14,726
     1/31/2013                   15,727                           15,489
     2/28/2013                   15,950                           15,699
     3/31/2013                   16,541                           16,288
     4/30/2013                   16,860                           16,602
     5/31/2013                   17,244                           16,990
     6/30/2013                   16,979                           16,762
     7/31/2013                   17,875                           17,615
     8/31/2013                   17,347                           17,105
     9/30/2013                   17,891                           17,641
    10/31/2013                   18,724                           18,452
    11/30/2013                   19,300                           19,015
    12/31/2013                   19,764                           19,496
     1/31/2014                   19,108                           18,822
     2/28/2014                   19,973                           19,683
     3/31/2014                   20,127                           19,848
     4/30/2014                   20,287                           19,995
     5/31/2014                   20,785                           20,464
     6/30/2014                   21,184                           20,887
     7/31/2014                   20,879                           20,599
     8/31/2014                   21,731                           21,423
     9/30/2014                   21,409                           21,123
    10/31/2014                   21,940                           21,639
    11/30/2014                   22,567                           22,221
    12/31/2014                   22,441                           22,165
     1/31/2015                   21,834                           21,499
     2/28/2015                   23,048                           22,735
     3/31/2015                   22,717                           22,375
     4/30/2015                   22,920                           22,590
     5/31/2015                   23,232                           22,880
     6/30/2015                   22,742                           22,438
     7/31/2015                   23,239                           22,908
     8/31/2015                   21,784                           21,525
     9/30/2015                   21,268                           20,993
    10/31/2015                   23,091                           22,764
    11/30/2015                   23,128                           22,831
    12/31/2015                   22,683                           22,471
     1/31/2016                   21,600                           21,356
     2/29/2016                   21,600                           21,327
     3/31/2016                   23,138                           22,774
     4/30/2016                   23,256                           22,862
     5/31/2016                   23,650                           23,273
     6/30/2016                   23,757                           23,333
     7/31/2016                   24,646                           24,194
     8/31/2016                   24,646                           24,228
     9/30/2016                   24,644                           24,232
    10/31/2016                   24,189                           23,790
    11/30/2016                   25,040                           24,671
    12/31/2016                   25,541                           25,159
     1/31/2017                   26,031                           25,636
     2/28/2017                   27,051                           26,654
     3/31/2017                   27,106                           26,685
     4/30/2017                   27,413                           26,959
     5/31/2017                   27,822                           27,338
     6/30/2017                   27,964                           27,509
     7/31/2017                   28,600                           28,075
     8/31/2017                   28,683                           28,161
     9/30/2017                   29,202                           28,742
    10/31/2017                   29,880                           29,412
    11/30/2017                   30,723                           30,314
    12/31/2017                   31,017                           30,651
     1/31/2018                   32,695                           32,406
     2/28/2018                   31,401                           31,212
     3/31/2018                   30,552                           30,419
     4/30/2018                   30,600                           30,535
     5/31/2018                   31,392                           31,271
     6/30/2018                   31,537                           31,463
     7/31/2018                   32,694                           32,634
     8/31/2018                   33,804                           33,698
     9/30/2018                   33,956                           33,889
    10/31/2018                   31,558                           31,573
    11/30/2018                   32,188                           32,216
    12/31/2018                   29,327                           29,308
     1/31/2019                   31,829                           31,656
     2/28/2019                   32,835                           32,673         Past performance is not
     3/31/2019                   33,591                           33,307         predictive of future
     4/30/2019                   34,985                           34,656         performance.
     5/31/2019                   32,764                           32,454
     6/30/2019                   35,111                           34,741         The returns shown do not
     7/31/2019                   35,657                           35,240         reflect the deduction of
     8/31/2019                   35,085                           34,682         taxes that a shareholder
     9/30/2019                   35,747                           35,331         would pay on fund
    10/31/2019                   36,502                           36,096         distributions or the
                                                                                 redemption of fund shares.

              AVERAGE ANNUAL         ONE         FIVE          TEN               Copyright 2019 S&P Dow
              TOTAL RETURN           YEAR        YEARS        YEARS              Jones Indices LLC, a
              ------------------------------------------------------------       division of S&P Global. All
                                    15.67%       10.72%       13.82%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

U.S. LARGE CAP EQUITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
JUNE 25, 2013-OCTOBER 31, 2019

                                   [CHART]


                          U.S. Large Cap
                         Equity Portfolio        Russell 1000/R/ Index
                        ------------------       ---------------------
     6/25/2013                $10,000                  $10,000
     6/30/2013                 10,020                   10,130
     7/31/2013                 10,550                   10,672
     8/31/2013                 10,270                   10,378
     9/30/2013                 10,630                   10,740
    10/31/2013                 11,101                   11,213
    11/30/2013                 11,452                   11,527
    12/31/2013                 11,757                   11,838
     1/31/2014                 11,333                   11,460
     2/28/2014                 11,878                   12,004
     3/31/2014                 11,985                   12,080
     4/30/2014                 12,046                   12,137
     5/31/2014                 12,319                   12,416
     6/30/2014                 12,623                   12,699
     7/31/2014                 12,410                   12,493
     8/31/2014                 12,928                   13,010
     9/30/2014                 12,654                   12,781
    10/31/2014                 12,899                   13,094
    11/30/2014                 13,205                   13,437
    12/31/2014                 13,175                   13,405
     1/31/2015                 12,775                   13,037
     2/28/2015                 13,555                   13,790
     3/31/2015                 13,391                   13,619
     4/30/2015                 13,463                   13,715
     5/31/2015                 13,659                   13,895
     6/30/2015                 13,399                   13,634
     7/31/2015                 13,564                   13,897
     8/31/2015                 12,768                   13,061
     9/30/2015                 12,374                   12,703
    10/31/2015                 13,350                   13,731
    11/30/2015                 13,391                   13,776
    12/31/2015                 13,081                   13,528
     1/31/2016                 12,350                   12,800
     2/29/2016                 12,412                   12,796
     3/31/2016                 13,260                   13,687
     4/30/2016                 13,302                   13,762
     5/31/2016                 13,522                   14,003
     6/30/2016                 13,491                   14,034
     7/31/2016                 14,029                   14,569
     8/31/2016                 14,071                   14,588
     9/30/2016                 14,104                   14,600
    10/31/2016                 13,818                   14,315
    11/30/2016                 14,495                   14,879
    12/31/2016                 14,746                   15,159
     1/31/2017                 15,065                   15,464
     2/28/2017                 15,608                   16,062
     3/31/2017                 15,614                   16,073
     4/30/2017                 15,763                   16,242
     5/31/2017                 15,913                   16,450
     6/30/2017                 16,044                   16,565
     7/31/2017                 16,355                   16,893
     8/31/2017                 16,377                   16,946
     9/30/2017                 16,779                   17,306
    10/31/2017                 17,156                   17,703
    11/30/2017                 17,748                   18,243
    12/31/2017                 18,002                   18,447
     1/31/2018                 19,019                   19,459
     2/28/2018                 18,316                   18,745
     3/31/2018                 17,896                   18,319
     4/30/2018                 17,918                   18,382
     5/31/2018                 18,341                   18,851
     6/30/2018                 18,426                   18,973
     7/31/2018                 19,080                   19,627
     8/31/2018                 19,701                   20,304
     9/30/2018                 19,770                   20,381
    10/31/2018                 18,326                   18,939
    11/30/2018                 18,665                   19,324
    12/31/2018                 16,881                   17,564
     1/31/2019                 18,323                   19,036
     2/28/2019                 18,983                   19,681            Past performance is not
     3/31/2019                 19,242                   20,023            predictive of future
     4/30/2019                 20,070                   20,832            performance.
     5/31/2019                 18,690                   19,504
     6/30/2019                 20,067                   20,874            The returns shown do not
     7/31/2019                 20,378                   21,198            reflect the deduction of
     8/31/2019                 19,890                   20,809            taxes that a shareholder
     9/30/2019                 20,309                   21,170            would pay on fund
    10/31/2019                 20,733                   21,619            distributions or the
                                                                          redemption of fund shares.

             AVERAGE ANNUAL       ONE       FIVE        SINCE             Russell data copyright (C)
             TOTAL RETURN         YEAR      YEARS     INCEPTION           Russell Investment Group
             -------------------------------------------------------      1995-2019, all rights
                                 13.13%     9.96%      12.17%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                          [CHART]


                      U.S. Large Cap Value Portfolio    Russell 1000/R/ Value Index
                     --------------------------------   ---------------------------
      10/31/2009                  $10,000                        $10,000
      11/30/2009                   10,563                         10,564
      12/31/2009                   10,848                         10,751
       1/31/2010                   10,593                         10,448
       2/28/2010                   11,051                         10,778
       3/31/2010                   11,913                         11,480
       4/30/2010                   12,289                         11,777
       5/31/2010                   11,237                         10,809
       6/30/2010                   10,388                         10,200
       7/31/2010                   11,200                         10,891
       8/31/2010                   10,516                         10,425
       9/30/2010                   11,546                         11,234
      10/31/2010                   11,971                         11,571
      11/30/2010                   11,881                         11,509
      12/31/2010                   13,036                         12,418
       1/31/2011                   13,457                         12,698
       2/28/2011                   14,183                         13,167
       3/31/2011                   14,247                         13,219
       4/30/2011                   14,605                         13,571
       5/31/2011                   14,397                         13,428
       6/30/2011                   14,135                         13,152
       7/31/2011                   13,489                         12,716
       8/31/2011                   12,349                         11,923
       9/30/2011                   11,101                         11,022
      10/31/2011                   12,633                         12,283
      11/30/2011                   12,529                         12,220
      12/31/2011                   12,627                         12,466
       1/31/2012                   13,254                         12,938
       2/29/2012                   14,019                         13,453
       3/31/2012                   14,276                         13,852
       4/30/2012                   13,978                         13,711
       5/31/2012                   12,985                         12,907
       6/30/2012                   13,682                         13,548
       7/31/2012                   13,815                         13,688
       8/31/2012                   14,361                         13,985
       9/30/2012                   14,885                         14,429
      10/31/2012                   14,925                         14,358
      11/30/2012                   14,958                         14,352
      12/31/2012                   15,411                         14,649
       1/31/2013                   16,482                         15,601
       2/28/2013                   16,690                         15,825
       3/31/2013                   17,492                         16,452
       4/30/2013                   17,668                         16,700
       5/31/2013                   18,397                         17,129
       6/30/2013                   18,185                         16,978
       7/31/2013                   19,276                         17,895
       8/31/2013                   18,700                         17,216
       9/30/2013                   19,252                         17,647
      10/31/2013                   20,226                         18,420
      11/30/2013                   21,069                         18,934
      12/31/2013                   21,626                         19,413
       1/31/2014                   20,771                         18,724
       2/28/2014                   21,469                         19,534
       3/31/2014                   21,972                         20,000
       4/30/2014                   22,116                         20,190
       5/31/2014                   22,596                         20,486
       6/30/2014                   23,212                         21,021
       7/31/2014                   23,040                         20,663
       8/31/2014                   23,770                         21,422
       9/30/2014                   23,178                         20,980
      10/31/2014                   23,358                         21,452
      11/30/2014                   23,628                         21,891
      12/31/2014                   23,803                         22,025
       1/31/2015                   22,619                         21,145
       2/28/2015                   24,216                         22,168
       3/31/2015                   23,751                         21,866
       4/30/2015                   24,237                         22,070
       5/31/2015                   24,497                         22,336
       6/30/2015                   24,100                         21,890
       7/31/2015                   24,037                         21,986
       8/31/2015                   22,574                         20,676
       9/30/2015                   21,845                         20,052
      10/31/2015                   23,628                         21,565
      11/30/2015                   23,713                         21,648
      12/31/2015                   22,971                         21,182
       1/31/2016                   21,406                         20,088
       2/29/2016                   21,443                         20,082
       3/31/2016                   23,000                         21,529
       4/30/2016                   23,622                         21,981
       5/31/2016                   23,937                         22,323
       6/30/2016                   23,912                         22,516
       7/31/2016                   24,734                         23,170
       8/31/2016                   25,020                         23,348
       9/30/2016                   25,141                         23,300
      10/31/2016                   24,709                         22,939
      11/30/2016                   26,647                         24,249
      12/31/2016                   27,311                         24,855
       1/31/2017                   27,708                         25,032
       2/28/2017                   28,541                         25,932
       3/31/2017                   28,275                         25,668
       4/30/2017                   28,462                         25,619
       5/31/2017                   28,431                         25,594
       6/30/2017                   28,900                         26,013
       7/31/2017                   29,387                         26,358
       8/31/2017                   29,112                         26,051
       9/30/2017                   30,233                         26,823
      10/31/2017                   30,667                         27,018
      11/30/2017                   31,757                         27,845
      12/31/2017                   32,491                         28,251
       1/31/2018                   34,160                         29,344
       2/28/2018                   32,466                         27,943
       3/31/2018                   31,727                         27,451
       4/30/2018                   31,777                         27,542
       5/31/2018                   32,069                         27,705
       6/30/2018                   31,844                         27,774
       7/31/2018                   33,161                         28,873
       8/31/2018                   33,638                         29,300
       9/30/2018                   33,662                         29,358
      10/31/2018                   31,522                         27,838
      11/30/2018                   32,255                         28,669
      12/31/2018                   28,706                         25,916
       1/31/2019                   31,189                         27,933
       2/28/2019                   31,966                         28,825               Past performance is not
       3/31/2019                   31,804                         29,009               predictive of future
       4/30/2019                   32,899                         30,038               performance.
       5/31/2019                   30,350                         28,106
       6/30/2019                   32,788                         30,124               The returns shown do not
       7/31/2019                   33,131                         30,374               reflect the deduction of
       8/31/2019                   31,768                         29,481               taxes that a shareholder
       9/30/2019                   33,020                         30,532               would pay on fund
      10/31/2019                   33,719                         30,959               distributions or the
                                                                                       redemption of fund shares.

                 AVERAGE ANNUAL         ONE          FIVE          TEN                 Russell data copyright (C)
                 TOTAL RETURN           YEAR         YEARS        YEARS                Russell Investment Group
                 --------------------------------------------------------------        1995-2019, all rights
                                        6.97%        7.62%        12.92%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                          [CHART]


                            U.S. Targeted Value
                      Portfolio - Institutional Class     Russell 2000/R/ Value Index
                     ---------------------------------    ---------------------------
      10/31/2009                 $10,000                           $10,000
      11/30/2009                  10,333                            10,318
      12/31/2009                  11,154                            11,100
       1/31/2010                  10,897                            10,774
       2/28/2010                  11,505                            11,274
       3/31/2010                  12,463                            12,212
       4/30/2010                  13,364                            13,066
       5/31/2010                  12,163                            11,962
       6/30/2010                  11,007                            10,918
       7/31/2010                  11,866                            11,697
       8/31/2010                  10,904                            10,818
       9/30/2010                  12,245                            11,979
      10/31/2010                  12,701                            12,443
      11/30/2010                  13,209                            12,759
      12/31/2010                  14,390                            13,820
       1/31/2011                  14,485                            13,827
       2/28/2011                  15,307                            14,529
       3/31/2011                  15,601                            14,731
       4/30/2011                  15,844                            14,970
       5/31/2011                  15,454                            14,702
       6/30/2011                  15,122                            14,341
       7/31/2011                  14,594                            13,867
       8/31/2011                  13,129                            12,642
       9/30/2011                  11,499                            11,261
      10/31/2011                  13,306                            12,884
      11/30/2011                  13,349                            12,858
      12/31/2011                  13,485                            13,059
       1/31/2012                  14,302                            13,928
       2/29/2012                  14,821                            14,135
       3/31/2012                  15,100                            14,573
       4/30/2012                  14,853                            14,362
       5/31/2012                  13,745                            13,485
       6/30/2012                  14,304                            14,135
       7/31/2012                  14,234                            13,990
       8/31/2012                  14,887                            14,422
       9/30/2012                  15,361                            14,936
      10/31/2012                  15,272                            14,748
      11/30/2012                  15,529                            14,794
      12/31/2012                  16,072                            15,417
       1/31/2013                  17,168                            16,336
       2/28/2013                  17,461                            16,522
       3/31/2013                  18,311                            17,210
       4/30/2013                  18,132                            17,193
       5/31/2013                  19,029                            17,707
       6/30/2013                  18,894                            17,635
       7/31/2013                  20,219                            18,768
       8/31/2013                  19,471                            17,938
       9/30/2013                  20,560                            18,974
      10/31/2013                  21,442                            19,591
      11/30/2013                  22,400                            20,355
      12/31/2013                  22,987                            20,739
       1/31/2014                  21,897                            19,937
       2/28/2014                  23,027                            20,849
       3/31/2014                  23,486                            21,107
       4/30/2014                  23,062                            20,564
       5/31/2014                  23,284                            20,695
       6/30/2014                  24,268                            21,610
       7/31/2014                  23,063                            20,303
       8/31/2014                  24,238                            21,186
       9/30/2014                  22,787                            19,757
      10/31/2014                  23,497                            21,137
      11/30/2014                  23,376                            21,039
      12/31/2014                  23,663                            21,614
       1/31/2015                  22,637                            20,714
       2/28/2015                  24,261                            21,676
       3/31/2015                  24,589                            22,042
       4/30/2015                  24,343                            21,571
       5/31/2015                  24,696                            21,750
       6/30/2015                  24,601                            21,778
       7/31/2015                  23,968                            21,177
       8/31/2015                  22,991                            20,137
       9/30/2015                  21,870                            19,440
      10/31/2015                  23,216                            20,529
      11/30/2015                  23,766                            21,112
      12/31/2015                  22,309                            19,999
       1/31/2016                  20,796                            18,656
       2/29/2016                  21,089                            18,783
       3/31/2016                  22,879                            20,340
       4/30/2016                  23,355                            20,771
       5/31/2016                  23,513                            21,151
       6/30/2016                  23,199                            21,216
       7/31/2016                  24,347                            22,360
       8/31/2016                  24,710                            22,916
       9/30/2016                  24,942                            23,097
      10/31/2016                  24,213                            22,338
      11/30/2016                  27,527                            25,302
      12/31/2016                  28,302                            26,347
       1/31/2017                  28,350                            26,159
       2/28/2017                  28,632                            26,538
       3/31/2017                  28,374                            26,313
       4/30/2017                  28,221                            26,417
       5/31/2017                  27,275                            25,594
       6/30/2017                  28,198                            26,489
       7/31/2017                  28,459                            26,657
       8/31/2017                  27,665                            26,002
       9/30/2017                  29,680                            27,843
      10/31/2017                  29,894                            27,879
      11/30/2017                  30,833                            28,686
      12/31/2017                  31,016                            28,412
       1/31/2018                  31,652                            28,762
       2/28/2018                  30,157                            27,324
       3/31/2018                  30,339                            27,662
       4/30/2018                  30,626                            28,142
       5/31/2018                  32,173                            29,779
       6/30/2018                  32,168                            29,959
       7/31/2018                  32,806                            30,488
       8/31/2018                  33,607                            31,214
       9/30/2018                  32,653                            30,440
      10/31/2018                  29,440                            27,714
      11/30/2018                  29,905                            28,161
      12/31/2018                  26,122                            24,757
       1/31/2019                  29,231                            27,465
       2/28/2019                  30,337                            28,533               Past performance is not
       3/31/2019                  29,293                            27,710               predictive of future
       4/30/2019                  30,694                            28,758               performance.
       5/31/2019                  27,390                            26,409
       6/30/2019                  29,571                            28,091               The returns shown do not
       7/31/2019                  29,783                            28,136               reflect the deduction of
       8/31/2019                  27,569                            26,566               taxes that a shareholder
       9/30/2019                  29,220                            27,930               would pay on fund
      10/31/2019                  29,700                            28,607               distributions or the
                                                                                         redemption of fund shares.

                 AVERAGE ANNUAL         ONE          FIVE          TEN                   Russell data copyright (C)
                 TOTAL RETURN           YEAR         YEARS        YEARS                  Russell Investment Group
                 ---------------------------------------------------------------         1995-2019, all rights
                                        0.88%        4.80%        11.50%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

U.S. TARGETED VALUE PORTFOLIO -- CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

--------------------------------------------------------------------------------

                                          [CHART]


                          U.S. Targeted
                    Value Portfolio - Class R1      Russell 2000/R/ Value Index
                    --------------------------      ---------------------------
      10/31/2009             $10,000                          $10,000
      11/30/2009              10,338                           10,318
      12/31/2009              11,149                           11,100
       1/31/2010              10,897                           10,774
       2/28/2010              11,514                           11,274
       3/31/2010              12,464                           12,212
       4/30/2010              13,370                           13,066
       5/31/2010              12,162                           11,962
       6/30/2010              11,004                           10,918
       7/31/2010              11,862                           11,697
       8/31/2010              10,904                           10,818
       9/30/2010              12,238                           11,979
      10/31/2010              12,693                           12,443
      11/30/2010              13,208                           12,759
      12/31/2010              14,384                           13,820
       1/31/2011              14,480                           13,827
       2/28/2011              15,293                           14,529
       3/31/2011              15,587                           14,731
       4/30/2011              15,838                           14,970
       5/31/2011              15,448                           14,702
       6/30/2011              15,106                           14,341
       7/31/2011              14,578                           13,867
       8/31/2011              13,115                           12,642
       9/30/2011              11,484                           11,261
      10/31/2011              13,288                           12,884
      11/30/2011              13,332                           12,858
      12/31/2011              13,463                           13,059
       1/31/2012              14,279                           13,928
       2/29/2012              14,797                           14,135
       3/31/2012              15,072                           14,573
       4/30/2012              14,826                           14,362
       5/31/2012              13,720                           13,485
       6/30/2012              14,275                           14,135
       7/31/2012              14,204                           13,990
       8/31/2012              14,856                           14,422
       9/30/2012              15,325                           14,936
      10/31/2012              15,237                           14,748
      11/30/2012              15,493                           14,794
      12/31/2012              16,029                           15,417
       1/31/2013              17,131                           16,336
       2/28/2013              17,414                           16,522
       3/31/2013              18,262                           17,210
       4/30/2013              18,083                           17,193
       5/31/2013              18,969                           17,707
       6/30/2013              18,838                           17,635
       7/31/2013              20,160                           18,768
       8/31/2013              19,424                           17,938
       9/30/2013              20,502                           18,974
      10/31/2013              21,391                           19,591
      11/30/2013              22,336                           20,355
      12/31/2013              22,913                           20,739
       1/31/2014              21,827                           19,937
       2/28/2014              22,963                           20,849
       3/31/2014              23,416                           21,107
       4/30/2014              22,983                           20,564
       5/31/2014              23,205                           20,695
       6/30/2014              24,190                           21,610
       7/31/2014              22,980                           20,303
       8/31/2014              24,149                           21,186
       9/30/2014              22,700                           19,757
      10/31/2014              23,417                           21,137
      11/30/2014              23,285                           21,039
      12/31/2014              23,576                           21,614
       1/31/2015              22,545                           20,714
       2/28/2015              24,160                           21,676
       3/31/2015              24,492                           22,042
       4/30/2015              24,237                           21,571
       5/31/2015              24,588                           21,750
       6/30/2015              24,499                           21,778
       7/31/2015              23,858                           21,177
       8/31/2015              22,887                           20,137
       9/30/2015              21,766                           19,440
      10/31/2015              23,105                           20,529
      11/30/2015              23,651                           21,112
      12/31/2015              22,200                           19,999
       1/31/2016              20,695                           18,656
       2/29/2016              20,976                           18,783
       3/31/2016              22,762                           20,340
       4/30/2016              23,235                           20,771
       5/31/2016              23,382                           21,151
       6/30/2016              23,075                           21,216
       7/31/2016              24,217                           22,360
       8/31/2016              24,578                           22,916
       9/30/2016              24,803                           23,097
      10/31/2016              24,078                           22,338
      11/30/2016              27,374                           25,302
      12/31/2016              28,130                           26,347
       1/31/2017              28,176                           26,159
       2/28/2017              28,469                           26,538
       3/31/2017              28,207                           26,313
       4/30/2017              28,043                           26,417
       5/31/2017              27,103                           25,594
       6/30/2017              28,025                           26,489
       7/31/2017              28,272                           26,657
       8/31/2017              27,484                           26,002
       9/30/2017              29,491                           27,843
      10/31/2017              29,692                           27,879
      11/30/2017              30,625                           28,686
      12/31/2017              30,803                           28,412
       1/31/2018              31,435                           28,762
       2/28/2018              29,949                           27,324
       3/31/2018              30,122                           27,662
       4/30/2018              30,407                           28,142
       5/31/2018              31,944                           29,779
       6/30/2018              31,931                           29,959
       7/31/2018              32,565                           30,488
       8/31/2018              33,360                           31,214
       9/30/2018              32,404                           30,440
      10/31/2018              29,215                           27,714
      11/30/2018              29,676                           28,161
      12/31/2018              25,913                           24,757
       1/31/2019              28,999                           27,465
       2/28/2019              30,097                           28,533              Past performance is not
       3/31/2019              29,066                           27,710              predictive of future
       4/30/2019              30,443                           28,758              performance.
       5/31/2019              27,165                           26,409
       6/30/2019              29,335                           28,091              The returns shown do not
       7/31/2019              29,532                           28,136              reflect the deduction of
       8/31/2019              27,336                           26,566              taxes that a shareholder
       9/30/2019              28,967                           27,930              would pay on fund
      10/31/2019              29,442                           28,607              distributions or the
                                                                                   redemption of fund shares.

                AVERAGE ANNUAL        ONE         FIVE         TEN                 Russell data copyright (C)
                TOTAL RETURN          YEAR        YEARS       YEARS                Russell Investment Group
                -----------------------------------------------------------        1995-2019, all rights
                                      0.78%       4.69%       11.40%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                          [CHART]


                             U.S. Targeted Value
                             Portfolio - Class R2         Russell 2000/R/ Value Index
                           ------------------------       ---------------------------
      10/31/2009                   $10,000                         $10,000
      11/30/2009                    10,333                          10,318
      12/31/2009                    11,144                          11,100
       1/31/2010                    10,882                          10,774
       2/28/2010                    11,490                          11,274
       3/31/2010                    12,446                          12,212
       4/30/2010                    13,340                          13,066
       5/31/2010                    12,136                          11,962
       6/30/2010                    10,988                          10,918
       7/31/2010                    11,835                          11,697
       8/31/2010                    10,881                          10,818
       9/30/2010                    12,211                          11,979
      10/31/2010                    12,666                          12,443
      11/30/2010                    13,169                          12,759
      12/31/2010                    14,336                          13,820
       1/31/2011                    14,439                          13,827
       2/28/2011                    15,241                          14,529
       3/31/2011                    15,534                          14,731
       4/30/2011                    15,775                          14,970
       5/31/2011                    15,387                          14,702
       6/30/2011                    15,055                          14,341
       7/31/2011                    14,520                          13,867
       8/31/2011                    13,061                          12,642
       9/30/2011                    11,438                          11,261
      10/31/2011                    13,236                          12,884
      11/30/2011                    13,279                          12,858
      12/31/2011                    13,407                          13,059
       1/31/2012                    14,220                          13,928
       2/29/2012                    14,727                          14,135
       3/31/2012                    14,998                          14,573
       4/30/2012                    14,754                          14,362
       5/31/2012                    13,652                          13,485
       6/30/2012                    14,198                          14,135
       7/31/2012                    14,128                          13,990
       8/31/2012                    14,777                          14,422
       9/30/2012                    15,238                          14,936
      10/31/2012                    15,150                          14,748
      11/30/2012                    15,405                          14,794
      12/31/2012                    15,931                          15,417
       1/31/2013                    17,019                          16,336
       2/28/2013                    17,309                          16,522
       3/31/2013                    18,144                          17,210
       4/30/2013                    17,966                          17,193
       5/31/2013                    18,847                          17,707
       6/30/2013                    18,711                          17,635
       7/31/2013                    20,016                          18,768
       8/31/2013                    19,274                          17,938
       9/30/2013                    20,351                          18,974
      10/31/2013                    21,226                          19,591
      11/30/2013                    22,157                          20,355
      12/31/2013                    22,730                          20,739
       1/31/2014                    21,650                          19,937
       2/28/2014                    22,770                          20,849
       3/31/2014                    23,216                          21,107
       4/30/2014                    22,786                          20,564
       5/31/2014                    23,006                          20,695
       6/30/2014                    23,977                          21,610
       7/31/2014                    22,775                          20,303
       8/31/2014                    23,937                          21,186
       9/30/2014                    22,498                          19,757
      10/31/2014                    23,200                          21,137
      11/30/2014                    23,059                          21,039
      12/31/2014                    23,354                          21,614
       1/31/2015                    22,330                          20,714
       2/28/2015                    23,924                          21,676
       3/31/2015                    24,247                          22,042
       4/30/2015                    23,994                          21,571
       5/31/2015                    24,332                          21,750
       6/30/2015                    24,246                          21,778
       7/31/2015                    23,610                          21,177
       8/31/2015                    22,646                          20,137
       9/30/2015                    21,536                          19,440
      10/31/2015                    22,854                          20,529
      11/30/2015                    23,385                          21,112
      12/31/2015                    21,963                          19,999
       1/31/2016                    20,470                          18,656
       2/29/2016                    20,737                          18,783
       3/31/2016                    22,512                          20,340
       4/30/2016                    22,970                          20,771
       5/31/2016                    23,116                          21,151
       6/30/2016                    22,814                          21,216
       7/31/2016                    23,936                          22,360
       8/31/2016                    24,283                          22,916
       9/30/2016                    24,508                          23,097
      10/31/2016                    23,777                          22,338
      11/30/2016                    27,036                          25,302
      12/31/2016                    27,781                          26,347
       1/31/2017                    27,828                          26,159
       2/28/2017                    28,107                          26,538
       3/31/2017                    27,849                          26,313
       4/30/2017                    27,686                          26,417
       5/31/2017                    26,753                          25,594
       6/30/2017                    27,646                          26,489
       7/31/2017                    27,902                          26,657
       8/31/2017                    27,120                          26,002
       9/30/2017                    29,087                          27,843
      10/31/2017                    29,286                          27,879
      11/30/2017                    30,199                          28,686
      12/31/2017                    30,370                          28,412
       1/31/2018                    30,995                          28,762
       2/28/2018                    29,523                          27,324
       3/31/2018                    29,695                          27,662
       4/30/2018                    29,965                          28,142
       5/31/2018                    31,475                          29,779
       6/30/2018                    31,463                          29,959
       7/31/2018                    32,079                          30,488
       8/31/2018                    32,854                          31,214
       9/30/2018                    31,919                          30,440
      10/31/2018                    28,761                          27,714
      11/30/2018                    29,218                          28,161
      12/31/2018                    25,517                          24,757
       1/31/2019                    28,545                          27,465
       2/28/2019                    29,619                          28,533               Past performance is not
       3/31/2019                    28,598                          27,710               predictive of future
       4/30/2019                    29,960                          28,758               performance.
       5/31/2019                    26,718                          26,409
       6/30/2019                    28,853                          28,091               The returns shown do not
       7/31/2019                    29,048                          28,136               reflect the deduction of
       8/31/2019                    26,888                          26,566               taxes that a shareholder
       9/30/2019                    28,490                          27,930               would pay on fund
      10/31/2019                    28,947                          28,607               distributions or the
                                                                                         redemption of fund shares.

                 AVERAGE ANNUAL         ONE          FIVE          TEN                   Russell data copyright (C)
                 TOTAL RETURN           YEAR         YEARS        YEARS                  Russell Investment Group
                 ---------------------------------------------------------------         1995-2019, all rights
                                        0.64%        4.53%        11.21%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                          [CHART]


                   U.S. Small Cap Value Portfolio     Russell 2000/R/ Value Index
                  --------------------------------   -----------------------------
     10/31/2009                $10,000                        $10,000
     11/30/2009                 10,311                         10,318
     12/31/2009                 11,127                         11,100
      1/31/2010                 10,776                         10,774
      2/28/2010                 11,439                         11,274
      3/31/2010                 12,453                         12,212
      4/30/2010                 13,462                         13,066
      5/31/2010                 12,130                         11,962
      6/30/2010                 10,899                         10,918
      7/31/2010                 11,846                         11,697
      8/31/2010                 10,854                         10,818
      9/30/2010                 12,258                         11,979
     10/31/2010                 12,769                         12,443
     11/30/2010                 13,342                         12,759
     12/31/2010                 14,566                         13,820
      1/31/2011                 14,612                         13,827
      2/28/2011                 15,529                         14,529
      3/31/2011                 15,848                         14,731
      4/30/2011                 16,047                         14,970
      5/31/2011                 15,546                         14,702
      6/30/2011                 15,265                         14,341
      7/31/2011                 14,826                         13,867
      8/31/2011                 13,258                         12,642
      9/30/2011                 11,590                         11,261
     10/31/2011                 13,424                         12,884
     11/30/2011                 13,332                         12,858
     12/31/2011                 13,467                         13,059
      1/31/2012                 14,467                         13,928
      2/29/2012                 14,927                         14,135
      3/31/2012                 15,270                         14,573
      4/30/2012                 15,025                         14,362
      5/31/2012                 13,955                         13,485
      6/30/2012                 14,567                         14,135
      7/31/2012                 14,532                         13,990
      8/31/2012                 15,144                         14,422
      9/30/2012                 15,646                         14,936
     10/31/2012                 15,518                         14,748
     11/30/2012                 15,804                         14,794
     12/31/2012                 16,392                         15,417
      1/31/2013                 17,468                         16,336
      2/28/2013                 17,775                         16,522
      3/31/2013                 18,647                         17,210
      4/30/2013                 18,440                         17,193
      5/31/2013                 19,435                         17,707
      6/30/2013                 19,298                         17,635
      7/31/2013                 20,714                         18,768
      8/31/2013                 19,850                         17,938
      9/30/2013                 20,890                         18,974
     10/31/2013                 21,624                         19,591
     11/30/2013                 22,722                         20,355
     12/31/2013                 23,340                         20,739
      1/31/2014                 22,141                         19,937
      2/28/2014                 23,347                         20,849
      3/31/2014                 23,624                         21,107
      4/30/2014                 23,169                         20,564
      5/31/2014                 23,360                         20,695
      6/30/2014                 24,396                         21,610
      7/31/2014                 22,991                         20,303
      8/31/2014                 24,330                         21,186
      9/30/2014                 22,633                         19,757
     10/31/2014                 23,677                         21,137
     11/30/2014                 23,611                         21,039
     12/31/2014                 24,153                         21,614
      1/31/2015                 22,958                         20,714
      2/28/2015                 24,311                         21,676
      3/31/2015                 24,743                         22,042
      4/30/2015                 24,411                         21,571
      5/31/2015                 24,743                         21,750
      6/30/2015                 24,755                         21,778
      7/31/2015                 23,848                         21,177
      8/31/2015                 22,885                         20,137
      9/30/2015                 21,854                         19,440
     10/31/2015                 23,008                         20,529
     11/30/2015                 23,738                         21,112
     12/31/2015                 22,266                         19,999
      1/31/2016                 20,666                         18,656
      2/29/2016                 20,907                         18,783
      3/31/2016                 22,740                         20,340
      4/30/2016                 23,150                         20,771
      5/31/2016                 23,260                         21,151
      6/30/2016                 22,990                         21,216
      7/31/2016                 24,106                         22,360
      8/31/2016                 24,524                         22,916
      9/30/2016                 24,820                         23,097
     10/31/2016                 24,042                         22,338
     11/30/2016                 27,617                         25,302
     12/31/2016                 28,559                         26,347
      1/31/2017                 28,406                         26,159
      2/28/2017                 28,497                         26,538
      3/31/2017                 28,173                         26,313
      4/30/2017                 28,303                         26,417
      5/31/2017                 27,310                         25,594
      6/30/2017                 28,016                         26,489
      7/31/2017                 28,231                         26,657
      8/31/2017                 27,511                         26,002
      9/30/2017                 29,689                         27,843
     10/31/2017                 29,973                         27,879
     11/30/2017                 30,610                         28,686
     12/31/2017                 30,618                         28,412
      1/31/2018                 31,079                         28,762
      2/28/2018                 29,625                         27,324
      3/31/2018                 29,901                         27,662
      4/30/2018                 30,296                         28,142
      5/31/2018                 32,202                         29,779
      6/30/2018                 32,222                         29,959
      7/31/2018                 32,740                         30,488
      8/31/2018                 33,670                         31,214
      9/30/2018                 32,596                         30,440
     10/31/2018                 29,529                         27,714
     11/30/2018                 29,797                         28,161
     12/31/2018                 25,986                         24,757
      1/31/2019                 29,105                         27,465
      2/28/2019                 30,058                         28,533                 Past performance is not
      3/31/2019                 28,957                         27,710                 predictive of future
      4/30/2019                 30,128                         28,758                 performance.
      5/31/2019                 26,658                         26,409
      6/30/2019                 28,728                         28,091                 The returns shown do not
      7/31/2019                 28,842                         28,136                 reflect the deduction of
      8/31/2019                 26,535                         26,566                 taxes that a shareholder
      9/30/2019                 28,116                         27,930                 would pay on fund
     10/31/2019                 28,631                         28,607                 distributions or the
                                                                                      redemption of fund shares.

                AVERAGE ANNUAL          ONE          FIVE         TEN                 Russell data copyright (C)
                TOTAL RETURN            YEAR         YEARS       YEARS                Russell Investment Group
                --------------------------------------------------------------        1995-2019, all rights
                                       -3.04%        3.87%       11.09%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                          [CHART]


                   U.S. Core Equity 1 Portfolio     Russell 3000/R/ Index
                  ------------------------------   -----------------------
     10/31/2009                $10,000                     $10,000
     11/30/2009                 10,504                      10,568
     12/31/2009                 10,927                      10,869
      1/31/2010                 10,575                      10,478
      2/28/2010                 10,986                      10,833
      3/31/2010                 11,716                      11,516
      4/30/2010                 12,082                      11,764
      5/31/2010                 11,128                      10,835
      6/30/2010                 10,411                      10,212
      7/31/2010                 11,155                      10,921
      8/31/2010                 10,553                      10,407
      9/30/2010                 11,629                      11,389
     10/31/2010                 12,080                      11,834
     11/30/2010                 12,234                      11,903
     12/31/2010                 13,125                      12,710
      1/31/2011                 13,387                      12,987
      2/28/2011                 13,924                      13,460
      3/31/2011                 14,071                      13,521
      4/30/2011                 14,454                      13,923
      5/31/2011                 14,251                      13,764
      6/30/2011                 13,987                      13,517
      7/31/2011                 13,591                      13,208
      8/31/2011                 12,643                      12,415
      9/30/2011                 11,537                      11,452
     10/31/2011                 12,982                      12,770
     11/30/2011                 12,958                      12,735
     12/31/2011                 13,041                      12,840
      1/31/2012                 13,744                      13,488
      2/29/2012                 14,338                      14,058
      3/31/2012                 14,718                      14,492
      4/30/2012                 14,573                      14,397
      5/31/2012                 13,613                      13,507
      6/30/2012                 14,117                      14,036
      7/31/2012                 14,214                      14,175
      8/31/2012                 14,629                      14,529
      9/30/2012                 15,046                      14,910
     10/31/2012                 14,837                      14,653
     11/30/2012                 14,997                      14,767
     12/31/2012                 15,247                      14,948
      1/31/2013                 16,173                      15,768
      2/28/2013                 16,371                      15,977
      3/31/2013                 17,042                      16,603
      4/30/2013                 17,227                      16,875
      5/31/2013                 17,796                      17,273
      6/30/2013                 17,617                      17,049
      7/31/2013                 18,636                      17,983
      8/31/2013                 18,114                      17,481
      9/30/2013                 18,860                      18,131
     10/31/2013                 19,633                      18,901
     11/30/2013                 20,269                      19,450
     12/31/2013                 20,828                      19,963
      1/31/2014                 20,110                      19,332
      2/28/2014                 21,080                      20,249
      3/31/2014                 21,249                      20,357
      4/30/2014                 21,198                      20,381
      5/31/2014                 21,615                      20,826
      6/30/2014                 22,240                      21,348
      7/31/2014                 21,670                      20,927
      8/31/2014                 22,595                      21,805
      9/30/2014                 21,976                      21,351
     10/31/2014                 22,523                      21,938
     11/30/2014                 22,993                      22,470
     12/31/2014                 23,019                      22,470
      1/31/2015                 22,300                      21,844
      2/28/2015                 23,687                      23,109
      3/31/2015                 23,533                      22,874
      4/30/2015                 23,597                      22,978
      5/31/2015                 23,907                      23,295
      6/30/2015                 23,559                      22,906
      7/31/2015                 23,714                      23,289
      8/31/2015                 22,382                      21,883
      9/30/2015                 21,646                      21,245
     10/31/2015                 23,258                      22,923
     11/30/2015                 23,414                      23,050
     12/31/2015                 22,709                      22,577
      1/31/2016                 21,373                      21,303
      2/29/2016                 21,505                      21,296
      3/31/2016                 23,054                      22,796
      4/30/2016                 23,214                      22,937
      5/31/2016                 23,572                      23,347
      6/30/2016                 23,504                      23,395
      7/31/2016                 24,465                      24,324
      8/31/2016                 24,612                      24,386
      9/30/2016                 24,662                      24,424
     10/31/2016                 24,113                      23,896
     11/30/2016                 25,586                      24,965
     12/31/2016                 26,069                      25,452
      1/31/2017                 26,529                      25,931
      2/28/2017                 27,395                      26,896
      3/31/2017                 27,414                      26,914
      4/30/2017                 27,658                      27,200
      5/31/2017                 27,807                      27,478
      6/30/2017                 28,123                      27,726
      7/31/2017                 28,600                      28,249
      8/31/2017                 28,545                      28,303
      9/30/2017                 29,480                      28,993
     10/31/2017                 30,123                      29,626
     11/30/2017                 31,150                      30,526
     12/31/2017                 31,516                      30,831
      1/31/2018                 33,093                      32,456
      2/28/2018                 31,862                      31,259
      3/31/2018                 31,331                      30,632
      4/30/2018                 31,387                      30,748
      5/31/2018                 32,315                      31,616
      6/30/2018                 32,450                      31,823
      7/31/2018                 33,494                      32,879
      8/31/2018                 34,649                      34,034
      9/30/2018                 34,572                      34,090
     10/31/2018                 31,806                      31,580
     11/30/2018                 32,337                      32,213
     12/31/2018                 29,061                      29,215
      1/31/2019                 31,663                      31,722
      2/28/2019                 32,865                      32,838            Past performance is not
      3/31/2019                 33,069                      33,317            predictive of future
      4/30/2019                 34,502                      34,648            performance.
      5/31/2019                 31,933                      32,406
      6/30/2019                 34,357                      34,682            The returns shown do not
      7/31/2019                 34,842                      35,197            reflect the deduction of
      8/31/2019                 33,802                      34,480            taxes that a shareholder
      9/30/2019                 34,645                      35,085            would pay on fund
     10/31/2019                 35,361                      35,840            distributions or the
                                                                              redemption of fund shares.

               AVERAGE ANNUAL        ONE        FIVE        TEN               Russell data copyright (C)
               TOTAL RETURN          YEAR       YEARS      YEARS              Russell Investment Group
               --------------------------------------------------------       1995-2019, all rights
                                    11.18%      9.44%      13.46%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                           [CHART]

                     U.S. Core Equity 2 Portfolio       Russell 3000/R/ Index
                    ------------------------------    -------------------------
      10/31/2009              $10,000                         $10,000
      11/30/2009               10,453                          10,568
      12/31/2009               10,929                          10,869
       1/31/2010               10,594                          10,478
       2/28/2010               11,036                          10,833
       3/31/2010               11,825                          11,516
       4/30/2010               12,256                          11,764
       5/31/2010               11,286                          10,835
       6/30/2010               10,492                          10,212
       7/31/2010               11,261                          10,921
       8/31/2010               10,588                          10,407
       9/30/2010               11,706                          11,389
      10/31/2010               12,141                          11,834
      11/30/2010               12,334                          11,903
      12/31/2010               13,312                          12,710
       1/31/2011               13,567                          12,987
       2/28/2011               14,174                          13,460
       3/31/2011               14,345                          13,521
       4/30/2011               14,674                          13,923
       5/31/2011               14,443                          13,764
       6/30/2011               14,159                          13,517
       7/31/2011               13,683                          13,208
       8/31/2011               12,647                          12,415
       9/30/2011               11,446                          11,452
      10/31/2011               12,989                          12,770
      11/30/2011               12,940                          12,735
      12/31/2011               13,034                          12,840
       1/31/2012               13,760                          13,488
       2/29/2012               14,351                          14,058
       3/31/2012               14,697                          14,492
       4/30/2012               14,549                          14,397
       5/31/2012               13,551                          13,507
       6/30/2012               14,085                          14,036
       7/31/2012               14,160                          14,175
       8/31/2012               14,606                          14,529
       9/30/2012               15,049                          14,910
      10/31/2012               14,913                          14,653
      11/30/2012               15,049                          14,767
      12/31/2012               15,390                          14,948
       1/31/2013               16,363                          15,768
       2/28/2013               16,565                          15,977
       3/31/2013               17,260                          16,603
       4/30/2013               17,387                          16,875
       5/31/2013               18,045                          17,273
       6/30/2013               17,873                          17,049
       7/31/2013               18,954                          17,983
       8/31/2013               18,369                          17,481
       9/30/2013               19,154                          18,131
      10/31/2013               19,932                          18,901
      11/30/2013               20,608                          19,450
      12/31/2013               21,201                          19,963
       1/31/2014               20,411                          19,332
       2/28/2014               21,369                          20,249
       3/31/2014               21,617                          20,357
       4/30/2014               21,513                          20,381
       5/31/2014               21,890                          20,826
       6/30/2014               22,583                          21,348
       7/31/2014               21,957                          20,927
       8/31/2014               22,870                          21,805
       9/30/2014               22,143                          21,351
      10/31/2014               22,679                          21,938
      11/30/2014               23,085                          22,470
      12/31/2014               23,176                          22,470
       1/31/2015               22,342                          21,844
       2/28/2015               23,786                          23,109
       3/31/2015               23,672                          22,874
       4/30/2015               23,725                          22,978
       5/31/2015               24,031                          23,295
       6/30/2015               23,710                          22,906
       7/31/2015               23,670                          23,289
       8/31/2015               22,350                          21,883
       9/30/2015               21,547                          21,245
      10/31/2015               23,114                          22,923
      11/30/2015               23,302                          23,050
      12/31/2015               22,464                          22,577
       1/31/2016               21,091                          21,303
       2/29/2016               21,242                          21,296
       3/31/2016               22,790                          22,796
       4/30/2016               23,011                          22,937
       5/31/2016               23,370                          23,347
       6/30/2016               23,250                          23,395
       7/31/2016               24,207                          24,324
       8/31/2016               24,415                          24,386
       9/30/2016               24,473                          24,424
      10/31/2016               23,917                          23,896
      11/30/2016               25,670                          24,965
      12/31/2016               26,188                          25,452
       1/31/2017               26,582                          25,931
       2/28/2017               27,328                          26,896
       3/31/2017               27,269                          26,914
       4/30/2017               27,481                          27,200
       5/31/2017               27,438                          27,478
       6/30/2017               27,855                          27,726
       7/31/2017               28,295                          28,249
       8/31/2017               28,096                          28,303
       9/30/2017               29,201                          28,993
      10/31/2017               29,742                          29,626
      11/30/2017               30,767                          30,526
      12/31/2017               31,148                          30,831
       1/31/2018               32,549                          32,456
       2/28/2018               31,249                          31,259
       3/31/2018               30,821                          30,632
       4/30/2018               30,850                          30,748
       5/31/2018               31,704                          31,616
       6/30/2018               31,790                          31,823
       7/31/2018               32,821                          32,879
       8/31/2018               33,853                          34,034
       9/30/2018               33,661                          34,090
      10/31/2018               30,979                          31,580
      11/30/2018               31,474                          32,213
      12/31/2018               28,152                          29,215
       1/31/2019               30,733                          31,722
       2/28/2019               31,920                          32,838              Past performance is not
       3/31/2019               31,934                          33,317              predictive of future
       4/30/2019               33,333                          34,648              performance.
       5/31/2019               30,772                          32,406
       6/30/2019               33,108                          34,682              The returns shown do not
       7/31/2019               33,587                          35,197              reflect the deduction of
       8/31/2019               32,436                          34,480              taxes that a shareholder
       9/30/2019               33,317                          35,085              would pay on fund
      10/31/2019               34,007                          35,840              distributions or the
                                                                                   redemption of fund shares.

                AVERAGE ANNUAL        ONE         FIVE         TEN                 Russell data copyright (C)
                TOTAL RETURN          YEAR        YEARS       YEARS                Russell Investment Group
                -----------------------------------------------------------        1995-2019, all rights
                                      9.78%       8.44%       13.02%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                           [CHART]


                     U.S. Vector Equity Portfolio       Russell 3000/R/ Index
                    ------------------------------    -------------------------
      10/31/2009               $10,000                         $10,000
      11/30/2009                10,374                          10,568
      12/31/2009                10,992                          10,869
       1/31/2010                10,679                          10,478
       2/28/2010                11,204                          10,833
       3/31/2010                12,045                          11,516
       4/30/2010                12,659                          11,764
       5/31/2010                11,644                          10,835
       6/30/2010                10,741                          10,212
       7/31/2010                11,532                          10,921
       8/31/2010                10,741                          10,407
       9/30/2010                11,924                          11,389
      10/31/2010                12,365                          11,834
      11/30/2010                12,667                          11,903
      12/31/2010                13,753                          12,710
       1/31/2011                13,942                          12,987
       2/28/2011                14,651                          13,460
       3/31/2011                14,894                          13,521
       4/30/2011                15,198                          13,923
       5/31/2011                14,907                          13,764
       6/30/2011                14,586                          13,517
       7/31/2011                14,053                          13,208
       8/31/2011                12,822                          12,415
       9/30/2011                11,434                          11,452
      10/31/2011                13,089                          12,770
      11/30/2011                13,026                          12,735
      12/31/2011                13,125                          12,840
       1/31/2012                13,932                          13,488
       2/29/2012                14,508                          14,058
       3/31/2012                14,857                          14,492
       4/30/2012                14,639                          14,397
       5/31/2012                13,575                          13,507
       6/30/2012                14,111                          14,036
       7/31/2012                14,085                          14,175
       8/31/2012                14,601                          14,529
       9/30/2012                15,072                          14,910
      10/31/2012                14,994                          14,653
      11/30/2012                15,175                          14,767
      12/31/2012                15,615                          14,948
       1/31/2013                16,696                          15,768
       2/28/2013                16,879                          15,977
       3/31/2013                17,634                          16,603
       4/30/2013                17,621                          16,875
       5/31/2013                18,391                          17,273
       6/30/2013                18,239                          17,049
       7/31/2013                19,417                          17,983
       8/31/2013                18,789                          17,481
       9/30/2013                19,711                          18,131
      10/31/2013                20,512                          18,901
      11/30/2013                21,300                          19,450
      12/31/2013                21,893                          19,963
       1/31/2014                20,998                          19,332
       2/28/2014                21,974                          20,249
       3/31/2014                22,266                          20,357
       4/30/2014                22,012                          20,381
       5/31/2014                22,333                          20,826
       6/30/2014                23,181                          21,348
       7/31/2014                22,335                          20,927
       8/31/2014                23,329                          21,805
       9/30/2014                22,321                          21,351
      10/31/2014                22,955                          21,938
      11/30/2014                23,103                          22,470
      12/31/2014                23,319                          22,470
       1/31/2015                22,298                          21,844
       2/28/2015                23,809                          23,109
       3/31/2015                23,858                          22,874
       4/30/2015                23,801                          22,978
       5/31/2015                24,082                          23,295
       6/30/2015                23,938                          22,906
       7/31/2015                23,628                          23,289
       8/31/2015                22,432                          21,883
       9/30/2015                21,501                          21,245
      10/31/2015                22,914                          22,923
      11/30/2015                23,253                          23,050
      12/31/2015                22,146                          22,577
       1/31/2016                20,604                          21,303
       2/29/2016                20,780                          21,296
       3/31/2016                22,402                          22,796
       4/30/2016                22,785                          22,937
       5/31/2016                23,051                          23,347
       6/30/2016                22,829                          23,395
       7/31/2016                23,865                          24,324
       8/31/2016                24,176                          24,386
       9/30/2016                24,275                          24,424
      10/31/2016                23,666                          23,896
      11/30/2016                26,117                          24,965
      12/31/2016                26,799                          25,452
       1/31/2017                27,043                          25,931
       2/28/2017                27,562                          26,896
       3/31/2017                27,428                          26,914
       4/30/2017                27,551                          27,200
       5/31/2017                27,107                          27,478
       6/30/2017                27,730                          27,726
       7/31/2017                28,099                          28,249
       8/31/2017                27,623                          28,303
       9/30/2017                29,149                          28,993
      10/31/2017                29,518                          29,626
      11/30/2017                30,458                          30,526
      12/31/2017                30,721                          30,831
       1/31/2018                31,795                          32,456
       2/28/2018                30,385                          31,259
       3/31/2018                30,285                          30,632
       4/30/2018                30,382                          30,748
       5/31/2018                31,425                          31,616
       6/30/2018                31,426                          31,823
       7/31/2018                32,327                          32,879
       8/31/2018                33,180                          34,034
       9/30/2018                32,598                          34,090
      10/31/2018                29,723                          31,580
      11/30/2018                30,159                          32,213
      12/31/2018                26,655                          29,215
       1/31/2019                29,368                          31,722
       2/28/2019                30,550                          32,838             Past performance is not
       3/31/2019                30,001                          33,317             predictive of future
       4/30/2019                31,388                          34,648             performance.
       5/31/2019                28,682                          32,406
       6/30/2019                30,917                          34,682             The returns shown do not
       7/31/2019                31,353                          35,197             reflect the deduction of
       8/31/2019                29,727                          34,480             taxes that a shareholder
       9/30/2019                30,892                          35,085             would pay on fund
      10/31/2019                31,481                          35,840             distributions or the
                                                                                   redemption of fund shares.

                AVERAGE ANNUAL        ONE         FIVE         TEN                 Russell data copyright (C)
                TOTAL RETURN          YEAR        YEARS       YEARS                Russell Investment Group
                -----------------------------------------------------------        1995-2019, all rights
                                      5.92%       6.52%       12.15%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                           [CHART]

                         U.S. Small Cap Portfolio         Russell 2000/R/ Index
                      -----------------------------      -----------------------
      10/31/2009                 $10,000                        $10,000
      11/30/2009                  10,255                         10,314
      12/31/2009                  11,105                         11,144
       1/31/2010                  10,768                         10,734
       2/28/2010                  11,294                         11,217
       3/31/2010                  12,219                         12,130
       4/30/2010                  13,049                         12,817
       5/31/2010                  12,030                         11,845
       6/30/2010                  11,069                         10,927
       7/31/2010                  11,865                         11,678
       8/31/2010                  10,960                         10,813
       9/30/2010                  12,391                         12,160
      10/31/2010                  12,899                         12,658
      11/30/2010                  13,440                         13,097
      12/31/2010                  14,515                         14,137
       1/31/2011                  14,528                         14,100
       2/28/2011                  15,344                         14,874
       3/31/2011                  15,783                         15,259
       4/30/2011                  16,157                         15,662
       5/31/2011                  15,830                         15,368
       6/30/2011                  15,578                         15,014
       7/31/2011                  15,033                         14,471
       8/31/2011                  13,684                         13,212
       9/30/2011                  12,164                         11,731
      10/31/2011                  14,028                         13,507
      11/30/2011                  13,980                         13,458
      12/31/2011                  14,058                         13,547
       1/31/2012                  15,003                         14,504
       2/29/2012                  15,434                         14,851
       3/31/2012                  15,837                         15,231
       4/30/2012                  15,618                         14,996
       5/31/2012                  14,604                         14,003
       6/30/2012                  15,221                         14,702
       7/31/2012                  15,097                         14,499
       8/31/2012                  15,627                         14,982
       9/30/2012                  16,137                         15,474
      10/31/2012                  15,937                         15,139
      11/30/2012                  16,123                         15,219
      12/31/2012                  16,643                         15,761
       1/31/2013                  17,686                         16,748
       2/28/2013                  17,862                         16,933
       3/31/2013                  18,725                         17,715
       4/30/2013                  18,570                         17,649
       5/31/2013                  19,525                         18,355
       6/30/2013                  19,503                         18,261
       7/31/2013                  20,909                         19,539
       8/31/2013                  20,202                         18,918
       9/30/2013                  21,455                         20,125
      10/31/2013                  22,156                         20,631
      11/30/2013                  23,196                         21,458
      12/31/2013                  23,668                         21,880
       1/31/2014                  22,698                         21,275
       2/28/2014                  23,737                         22,277
       3/31/2014                  23,864                         22,125
       4/30/2014                  23,161                         21,267
       5/31/2014                  23,291                         21,437
       6/30/2014                  24,398                         22,578
       7/31/2014                  22,935                         21,211
       8/31/2014                  24,022                         22,263
       9/30/2014                  22,727                         20,916
      10/31/2014                  24,077                         22,295
      11/30/2014                  24,161                         22,315
      12/31/2014                  24,718                         22,951
       1/31/2015                  23,695                         22,213
       2/28/2015                  25,258                         23,532
       3/31/2015                  25,705                         23,942
       4/30/2015                  25,109                         23,331
       5/31/2015                  25,546                         23,864
       6/30/2015                  25,803                         24,042
       7/31/2015                  25,477                         23,763
       8/31/2015                  24,202                         22,270
       9/30/2015                  23,275                         21,177
      10/31/2015                  24,641                         22,370
      11/30/2015                  25,264                         23,098
      12/31/2015                  23,906                         21,938
       1/31/2016                  22,389                         20,009
       2/29/2016                  22,625                         20,008
       3/31/2016                  24,346                         21,605
       4/30/2016                  24,574                         21,944
       5/31/2016                  24,887                         22,438
       6/30/2016                  24,758                         22,424
       7/31/2016                  25,996                         23,763
       8/31/2016                  26,385                         24,183
       9/30/2016                  26,492                         24,453
      10/31/2016                  25,600                         23,290
      11/30/2016                  28,692                         25,887
      12/31/2016                  29,530                         26,613
       1/31/2017                  29,530                         26,718
       2/28/2017                  29,879                         27,233
       3/31/2017                  29,821                         27,269
       4/30/2017                  30,084                         27,568
       5/31/2017                  29,332                         27,007
       6/30/2017                  30,095                         27,941
       7/31/2017                  30,332                         28,148
       8/31/2017                  29,631                         27,790
       9/30/2017                  31,728                         29,525
      10/31/2017                  32,053                         29,776
      11/30/2017                  33,037                         30,634
      12/31/2017                  32,933                         30,511
       1/31/2018                  33,657                         31,308
       2/28/2018                  32,145                         30,096
       3/31/2018                  32,432                         30,485
       4/30/2018                  32,698                         30,749
       5/31/2018                  34,406                         32,615
       6/30/2018                  34,703                         32,849
       7/31/2018                  35,439                         33,421
       8/31/2018                  36,745                         34,862
       9/30/2018                  35,831                         34,024
      10/31/2018                  32,299                         30,328
      11/30/2018                  32,621                         30,810
      12/31/2018                  28,610                         27,150
       1/31/2019                  31,658                         30,205             Past performance is not
       2/28/2019                  33,168                         31,775             predictive of future
       3/31/2019                  32,162                         31,110             performance.
       4/30/2019                  33,530                         32,167
       5/31/2019                  30,466                         29,665             The returns shown do not
       6/30/2019                  32,785                         31,762             reflect the deduction of
       7/31/2019                  32,988                         31,945             taxes that a shareholder
       8/31/2019                  31,016                         30,367             would pay on fund
       9/30/2019                  32,115                         30,999             distributions or the
      10/31/2019                  32,755                         31,816             redemption of fund shares.

                 AVERAGE ANNUAL        ONE         FIVE         TEN                 Russell data copyright (C)
                 TOTAL RETURN          YEAR        YEARS       YEARS                Russell Investment Group
                 -----------------------------------------------------------        1995-2019, all rights
                                       1.41%       6.35%       12.60%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                         [CHART]

                          U.S. Micro Cap Portfolio         Russell 2000/R/ Index
                         --------------------------        ---------------------
      10/31/2009                  $10,000                         $10,000
      11/30/2009                   10,178                          10,314
      12/31/2009                   11,062                          11,144
       1/31/2010                   10,737                          10,734
       2/28/2010                   11,209                          11,217
       3/31/2010                   12,115                          12,130
       4/30/2010                   12,995                          12,817
       5/31/2010                   12,031                          11,845
       6/30/2010                   11,160                          10,927
       7/31/2010                   11,957                          11,678
       8/31/2010                   11,003                          10,813
       9/30/2010                   12,341                          12,160
      10/31/2010                   12,877                          12,658
      11/30/2010                   13,423                          13,097
      12/31/2010                   14,523                          14,137
       1/31/2011                   14,365                          14,100
       2/28/2011                   15,208                          14,874
       3/31/2011                   15,702                          15,259
       4/30/2011                   15,966                          15,662
       5/31/2011                   15,660                          15,368
       6/30/2011                   15,322                          15,014
       7/31/2011                   14,910                          14,471
       8/31/2011                   13,579                          13,212
       9/30/2011                   12,142                          11,731
      10/31/2011                   14,016                          13,507
      11/30/2011                   13,931                          13,458
      12/31/2011                   14,051                          13,547
       1/31/2012                   15,028                          14,504
       2/29/2012                   15,315                          14,851
       3/31/2012                   15,772                          15,231
       4/30/2012                   15,549                          14,996
       5/31/2012                   14,465                          14,003
       6/30/2012                   15,206                          14,702
       7/31/2012                   15,067                          14,499
       8/31/2012                   15,537                          14,982
       9/30/2012                   16,188                          15,474
      10/31/2012                   15,857                          15,139
      11/30/2012                   16,006                          15,219
      12/31/2012                   16,614                          15,761
       1/31/2013                   17,558                          16,748
       2/28/2013                   17,752                          16,933
       3/31/2013                   18,617                          17,715
       4/30/2013                   18,469                          17,649
       5/31/2013                   19,425                          18,355
       6/30/2013                   19,513                          18,261
       7/31/2013                   20,960                          19,539
       8/31/2013                   20,231                          18,918
       9/30/2013                   21,658                          20,125
      10/31/2013                   22,411                          20,631
      11/30/2013                   23,655                          21,458
      12/31/2013                   24,101                          21,880
       1/31/2014                   23,034                          21,275
       2/28/2014                   24,005                          22,277
       3/31/2014                   24,239                          22,125
       4/30/2014                   23,411                          21,267
       5/31/2014                   23,435                          21,437
       6/30/2014                   24,452                          22,578
       7/31/2014                   23,023                          21,211
       8/31/2014                   24,068                          22,263
       9/30/2014                   22,697                          20,916
      10/31/2014                   24,177                          22,295
      11/30/2014                   23,997                          22,315
      12/31/2014                   24,805                          22,951
       1/31/2015                   23,589                          22,213
       2/28/2015                   25,010                          23,532
       3/31/2015                   25,582                          23,942
       4/30/2015                   25,082                          23,331
       5/31/2015                   25,428                          23,864
       6/30/2015                   25,841                          24,042
       7/31/2015                   25,212                          23,763
       8/31/2015                   24,095                          22,270
       9/30/2015                   23,056                          21,177
      10/31/2015                   24,445                          22,370
      11/30/2015                   25,140                          23,098
      12/31/2015                   23,907                          21,938
       1/31/2016                   22,282                          20,009
       2/29/2016                   22,528                          20,008
       3/31/2016                   24,122                          21,605
       4/30/2016                   24,382                          21,944
       5/31/2016                   24,642                          22,438
       6/30/2016                   24,599                          22,424
       7/31/2016                   25,833                          23,763
       8/31/2016                   26,244                          24,183
       9/30/2016                   26,434                          24,453
      10/31/2016                   25,500                          23,290
      11/30/2016                   28,863                          25,887
      12/31/2016                   30,034                          26,613
       1/31/2017                   29,603                          26,718
       2/28/2017                   29,804                          27,233
       3/31/2017                   29,854                          27,269
       4/30/2017                   30,329                          27,568
       5/31/2017                   29,422                          27,007
       6/30/2017                   30,516                          27,941
       7/31/2017                   30,660                          28,148
       8/31/2017                   29,996                          27,790
       9/30/2017                   32,513                          29,525
      10/31/2017                   32,874                          29,776
      11/30/2017                   33,740                          30,634
      12/31/2017                   33,391                          30,511
       1/31/2018                   34,074                          31,308
       2/28/2018                   32,603                          30,096
       3/31/2018                   33,161                          30,485
       4/30/2018                   33,434                          30,749
       5/31/2018                   35,421                          32,615
       6/30/2018                   35,917                          32,849
       7/31/2018                   36,707                          33,421
       8/31/2018                   38,090                          34,862
       9/30/2018                   37,162                          34,024
      10/31/2018                   33,296                          30,328
      11/30/2018                   33,479                          30,810
      12/31/2018                   29,520                          27,150
       1/31/2019                   32,505                          30,205
       2/28/2019                   34,165                          31,775           Past performance is not
       3/31/2019                   32,948                          31,110           predictive of future
       4/30/2019                   34,068                          32,167           performance.
       5/31/2019                   30,965                          29,665
       6/30/2019                   33,229                          31,762           The returns shown do not
       7/31/2019                   33,470                          31,945           reflect the deduction of
       8/31/2019                   31,386                          30,367           taxes that a shareholder
       9/30/2019                   32,687                          30,999           would pay on fund
      10/31/2019                   33,377                          31,816           distributions or the
                                                                                    redemption of fund shares.

                 AVERAGE ANNUAL        ONE         FIVE         TEN                 Russell data copyright (C)
                 TOTAL RETURN          YEAR        YEARS       YEARS                Russell Investment Group
                 -----------------------------------------------------------        1995-2019, all rights
                                       0.24%       6.66%       12.81%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
MAY 16, 2017-OCTOBER 31, 2019

                                          [CHART]

                         U.S. High Relative
                       Profitability Portfolio    Russell 1000/R/ Index
                      ------------------------    ---------------------
       5/16/2017              $10,000                    $10,000
       5/31/2017               10,210                     10,054
       6/30/2017               10,186                     10,124
       7/31/2017               10,376                     10,325
       8/31/2017               10,436                     10,357
       9/30/2017               10,703                     10,578
      10/31/2017               10,984                     10,820
      11/30/2017               11,487                     11,150
      12/31/2017               11,777                     11,274
       1/31/2018               12,543                     11,893
       2/28/2018               12,079                     11,457
       3/31/2018               11,792                     11,197
       4/30/2018               11,731                     11,235
       5/31/2018               12,055                     11,522
       6/30/2018               12,106                     11,596
       7/31/2018               12,573                     11,996
       8/31/2018               13,090                     12,410
       9/30/2018               13,180                     12,457
      10/31/2018               12,070                     11,575
      11/30/2018               12,335                     11,811
      12/31/2018               11,174                     10,735
       1/31/2019               12,065                     11,635
       2/28/2019               12,536                     12,029           Past performance is not
       3/31/2019               12,828                     12,238           predictive of future
       4/30/2019               13,362                     12,732           performance.
       5/31/2019               12,397                     11,921
       6/30/2019               13,333                     12,758           The returns shown do not
       7/31/2019               13,581                     12,956           reflect the deduction of
       8/31/2019               13,509                     12,719           taxes that a shareholder
       9/30/2019               13,697                     12,939           would pay on fund
      10/31/2019               13,987                     13,213           distributions or the
                                                                           redemption of fund shares.

               AVERAGE ANNUAL               ONE          SINCE             Russell data copyright (C)
               TOTAL RETURN                 YEAR       INCEPTION           Russell Investment Group
               ------------------------------------------------------      1995-2019, all rights
                                           15.88%       14.61%             reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500(R) INDEX, DOW JONES U.S. SELECT REIT INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                          [CHART]


                     DFA Real Estate                           Dow Jones U.S. Select
                   Securities Portfolio     S&P 500/R/ Index        REIT Index
                  ----------------------   ------------------  ---------------------
     10/31/2009          $10,000                $10,000              $10,000
     11/30/2009           10,687                 10,600               10,688
     12/31/2009           11,420                 10,805               11,437
      1/31/2010           10,824                 10,416               10,783
      2/28/2010           11,420                 10,739               11,395
      3/31/2010           12,582                 11,387               12,559
      4/30/2010           13,466                 11,566               13,447
      5/31/2010           12,748                 10,643               12,723
      6/30/2010           12,088                 10,086               12,040
      7/31/2010           13,280                 10,792               13,231
      8/31/2010           13,113                 10,305               13,054
      9/30/2010           13,681                 11,225               13,632
     10/31/2010           14,321                 11,652               14,263
     11/30/2010           14,038                 11,653               13,985
     12/31/2010           14,695                 12,432               14,648
      1/31/2011           15,213                 12,727               15,168
      2/28/2011           15,901                 13,163               15,861
      3/31/2011           15,662                 13,168               15,628
      4/30/2011           16,569                 13,558               16,555
      5/31/2011           16,794                 13,405               16,812
      6/30/2011           16,241                 13,181               16,248
      7/31/2011           16,508                 12,913               16,544
      8/31/2011           15,620                 12,212               15,638
      9/30/2011           13,904                 11,353               13,886
     10/31/2011           15,909                 12,594               15,927
     11/30/2011           15,307                 12,566               15,300
     12/31/2011           16,010                 12,695               16,020
      1/31/2012           17,022                 13,264               17,050
      2/29/2012           16,842                 13,837               16,860
      3/31/2012           17,709                 14,293               17,743
      4/30/2012           18,215                 14,203               18,276
      5/31/2012           17,383                 13,349               17,443
      6/30/2012           18,363                 13,899               18,408
      7/31/2012           18,725                 14,092               18,758
      8/31/2012           18,698                 14,410               18,707
      9/30/2012           18,349                 14,782               18,338
     10/31/2012           18,208                 14,509               18,171
     11/30/2012           18,144                 14,593               18,081
     12/31/2012           18,809                 14,726               18,762
      1/31/2013           19,473                 15,489               19,399
      2/28/2013           19,687                 15,699               19,561
      3/31/2013           20,230                 16,288               20,083
      4/30/2013           21,596                 16,602               21,464
      5/31/2013           20,309                 16,990               20,178
      6/30/2013           19,929                 16,762               19,823
      7/31/2013           20,102                 17,615               19,976
      8/31/2013           18,687                 17,105               18,606
      9/30/2013           19,269                 17,641               19,200
     10/31/2013           20,079                 18,452               19,981
     11/30/2013           19,009                 19,015               18,885
     12/31/2013           19,070                 19,496               18,991
      1/31/2014           19,879                 18,822               19,761
      2/28/2014           20,887                 19,683               20,773
      3/31/2014           21,023                 19,848               20,955
      4/30/2014           21,783                 19,995               21,727
      5/31/2014           22,300                 20,464               22,262
      6/30/2014           22,533                 20,887               22,454
      7/31/2014           22,548                 20,599               22,500
      8/31/2014           23,188                 21,423               23,127
      9/30/2014           21,794                 21,123               21,780
     10/31/2014           24,055                 21,639               24,116
     11/30/2014           24,555                 22,221               24,625
     12/31/2014           25,004                 22,165               25,067
      1/31/2015           26,728                 21,499               26,744
      2/28/2015           25,737                 22,735               25,786
      3/31/2015           26,193                 22,375               26,249
      4/30/2015           24,652                 22,590               24,728
      5/31/2015           24,591                 22,880               24,718
      6/30/2015           23,514                 22,438               23,625
      7/31/2015           24,863                 22,908               25,026
      8/31/2015           23,352                 21,525               23,560
      9/30/2015           24,092                 20,993               24,355
     10/31/2015           25,472                 22,764               25,774
     11/30/2015           25,334                 22,831               25,632
     12/31/2015           25,814                 22,471               26,190
      1/31/2016           24,941                 21,356               25,157
      2/29/2016           24,856                 21,327               24,931
      3/31/2016           27,421                 22,774               27,531
      4/30/2016           26,737                 22,862               26,724
      5/31/2016           27,327                 23,273               27,261
      6/30/2016           29,251                 23,333               29,024
      7/31/2016           30,496                 24,194               30,293
      8/31/2016           29,465                 24,228               29,269
      9/30/2016           28,910                 24,232               28,665
     10/31/2016           27,228                 23,790               27,052
     11/30/2016           26,736                 24,671               26,686
     12/31/2016           27,978                 25,159               27,939
      1/31/2017           27,937                 25,636               27,699
      2/28/2017           28,869                 26,654               28,670
      3/31/2017           28,199                 26,685               27,863
      4/30/2017           28,224                 26,959               27,797
      5/31/2017           28,085                 27,338               27,643
      6/30/2017           28,676                 27,509               28,319
      7/31/2017           29,038                 28,075               28,579
      8/31/2017           29,071                 28,161               28,352
      9/30/2017           28,979                 28,742               28,428
     10/31/2017           28,823                 29,412               28,118
     11/30/2017           29,630                 30,314               28,982
     12/31/2017           29,576                 30,651               28,990
      1/31/2018           28,587                 32,406               27,842
      2/28/2018           26,459                 31,212               25,836
      3/31/2018           27,507                 30,419               26,838
      4/30/2018           27,642                 30,535               27,235
      5/31/2018           28,662                 31,271               28,318
      6/30/2018           29,894                 31,463               29,518
      7/31/2018           30,150                 32,634               29,681
      8/31/2018           31,001                 33,698               30,564
      9/30/2018           30,248                 33,889               29,731
     10/31/2018           29,581                 31,573               28,973
     11/30/2018           31,028                 32,216               30,378
     12/31/2018           28,692                 29,308               27,767
      1/31/2019           31,931                 31,656               30,936
      2/28/2019           32,159                 32,673               31,234            Past performance is not
      3/31/2019           33,581                 33,307               32,134            predictive of future
      4/30/2019           33,467                 34,656               32,072            performance.
      5/31/2019           33,784                 32,454               31,962
      6/30/2019           34,165                 34,741               32,397            The returns shown do not
      7/31/2019           34,758                 35,240               32,914            reflect the deduction of
      8/31/2019           36,210                 34,682               33,696            taxes that a shareholder
      9/30/2019           36,794                 35,331               34,609            would pay on fund
     10/31/2019           37,167                 36,096               34,978            distributions or the
                                                                                        redemption of fund shares.

                AVERAGE ANNUAL          ONE          FIVE          TEN                  Copyright 2019 S&P Dow
                TOTAL RETURN            YEAR         YEARS        YEARS                 Jones Indices LLC, a
                ----------------------------------------------------------------        division of S&P Global. All
                                       25.64%        9.09%        14.03%                rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2019

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 13.5%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices. Value stocks underperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
              -

              Russell 3000(R) Index........................ 13.49%
              Russell 1000(R) Index (large-cap stocks)..... 14.15%
              Russell Midcap(R) Index (mid-cap stocks)..... 13.72%
              Russell 2000(R) Index (small-cap stocks).....  4.90%
              Russell Microcap(R) Index (micro-cap stocks). -3.27%
              Dow Jones U.S. Select REIT lndex/SM/......... 20.72%

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
         -

         Russell 1000(R) Value Index (large-cap value stocks)... 11.21%
         Russell 1000(R) Growth Index (large-cap growth stocks). 17.10%
         Russell 2000(R) Value Index (small-cap value stocks)...  3.22%
         Russell 2000(R) Growth Index (small-cap growth stocks).  6.40%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy uses S&P 500(R) Index futures contracts, swaps, and/or ETFs in conjunction with short-term investment grade fixed income instruments. As of October 31, 2019, 100% of the equity exposure consisted of S&P 500(R) Index futures contracts. The behavior of S&P 500(R) Index futures contracts is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2019, total returns were 15.67% for the Portfolio and 14.33% for the S&P 500(R) Index, the Portfolio's benchmark. The Portfolio's outperformance relative to the benchmark was primarily due to the performance of the fixed income component of the Portfolio. The net return of the fixed income component was more than the financing cost of the S&P 500(R) Index futures contracts that the Portfolio purchased throughout the year.

U.S. LARGE CAP EQUITY PORTFOLIO

   The U.S. Large Cap Equity Portfolio invests in a broadly diversified group of U.S. large-cap securities with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 720 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 13.13% for the Portfolio and 14.15% for the Russell 1000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater exposure to stocks with smaller relative market capitalizations detracted from performance relative to the benchmark, as these stocks underperformed their larger counterparts for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks also detracted from relative performance. At the sector level, the Portfolio's exclusion of real estate investment trusts (REITs) had a negative impact on relative performance, as REITs generally outperformed in the U.S.

U.S. LARGE CAP VALUE PORTFOLIO

   The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2019, the Master Fund held approximately 330 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 6.97% for the Portfolio and 11.21 % for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Master Fund's greater emphasis on value stocks had a negative impact on performance relative to the benchmark. At the sector level, the Master Fund's exclusions of real estate investment trusts (REITs) and certain utilities also detracted from relative performance, as REITs and utilities generally outperformed in the U.S.

U.S. TARGETED VALUE PORTFOLIO

   The U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 1,500 securities. In general, average cash exposure throughout the year was less than 1 % of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 0.78% for the Portfolio's Class R1 shares, -0.64% for the Portfolio's Class R2 shares, 0.88% for the Portfolio's Institutional Class shares, and 3.22% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusions of real estate investment trusts (REITs) and certain utilities detracted from performance relative to the benchmark, as REITs and utilities generally outperformed in the U.S. Conversely, with mid-caps outperforming small-caps for the period, the Portfolio's inclusion of mid-caps contributed positively to performance relative to the small-cap benchmark.

U.S. SMALL CAP VALUE PORTFOLIO

   The U.S. Small Cap Value Portfolio invests in a broadly diversified group of U.S. small-cap value stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 990 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were -3.04% for the Portfolio and 3.22% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. With low relative price (value) stocks generally underperforming high relative price (growth) stocks for the period, the Portfolio's greater emphasis on value stocks detracted from performance relative to the benchmark. At the sector level, the Portfolio's exclusions of real estate investment trusts (REITs) and certain utilities also had a negative impact on relative performance, as REITs and utilities generally outperformed in the U.S.

U.S. CORE EQUITY 1 PORTFOLIO

   The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 2,800 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 11.18% for the Portfolio and 13.49% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on small-cap stocks detracted from performance relative to the benchmark, as small-caps generally underperformed large-caps for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks also detracted from relative performance.

U.S. CORE EQUITY 2 PORTFOLIO

   The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the U.S. Core Equity 1 Portfolio and the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 2,900 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 9.78% for the Portfolio and 13.49% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on small-cap stocks detracted from performance relative to the benchmark, as small-caps generally underperformed large-caps for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks also detracted from relative performance.

U.S. VECTOR EQUITY PORTFOLIO

   The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The Portfolio's increased exposure to small-cap and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in the U.S. market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 2,500 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 5.92% for the Portfolio and 13.49% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on small-cap stocks detracted from performance relative to the benchmark, as small-caps generally underperformed large-caps for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks also detracted from relative performance.

U.S. SMALL CAP PORTFOLIO

   The U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small-cap stocks. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 2,100 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 1.41% for the Portfolio and 4.90% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of stocks with the lowest profitability and highest relative price detracted from performance relative to the benchmark, as those stocks outperformed. The Portfolio's exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in the U.S.

U.S. MICRO CAP PORTFOLIO

   The U.S. Micro Cap Portfolio invests in a broadly diversified group of U.S. micro-cap companies. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 1,700 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 0.24% for the Portfolio and 4.90% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. With micro-caps underperforming small-caps for the period, the Portfolio's focus on micro-caps detracted from performance relative to the small-cap benchmark. The Portfolio's exclusion of real estate investment trusts (REITs) also had a negative impact on relative performance, as REITs generally outperformed in the U.S.

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

   The U.S. High Relative Profitability Portfolio seeks to capture the returns of U.S. large-cap stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap high relative profitability segment of the U.S. market. As of October 31, 2019, the Portfolio held approximately 240 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 15.88% for the Portfolio and 14.15% for the Russell 1000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's focus on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed lower-profitability stocks.

DFA REAL ESTATE SECURITIES PORTFOLIO

   The DFA Real Estate Securities Portfolio invests in a broadly diversified group of U.S. real estate securities. As of October 31, 2019, the Portfolio held approximately 160 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 25.64% for the Portfolio, 14.33% for the S&P 500(R) Index, and 20.72% for the Dow Jones U.S. Select REIT lndex/SM/, the Portfolio's benchmarks. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. real estate securities market rather than by the behavior of a limited number of securities. Differences in REIT eligibility between the Portfolio and the benchmark contributed positively to the Portfolio's performance relative to the benchmark, most notably among tower, net lease, and data center REITs. The Portfolio includes tower, net lease, and data center REITs, which generally outperformed, whereas the REIT benchmark typically excludes these securities.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLES

                                       BEGINNING  ENDING               EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                         VALUE    VALUE     EXPENSE     DURING
                                       05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                       --------- --------- ---------- ----------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
-------------------------------------
Actual Fund Return.................... $1,000.00 $1,043.40      0.15%   $0.77
Hypothetical 5% Annual Return......... $1,000.00 $1,024.45      0.15%   $0.77

U.S. LARGE CAP EQUITY PORTFOLIO
-------------------------------
Actual Fund Return.................... $1,000.00 $1,033.00      0.19%   $0.97
Hypothetical 5% Annual Return......... $1,000.00 $1,024.25      0.19%   $0.97

DISCLOSURE OF FUND EXPENSES

CONTINUED


                                            BEGINNING  ENDING               EXPENSES
                                             ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                              VALUE    VALUE     EXPENSE     DURING
                                            05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                            --------- --------- ---------- ----------
U.S. LARGE CAP VALUE PORTFOLIO (2)
----------------------------------
Actual Fund Return......................... $1,000.00 $1,024.90      0.28%   $1.43
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.79      0.28%   $1.43

U.S. TARGETED VALUE PORTFOLIO
-----------------------------
Actual Fund Return
   Class R1 Shares......................... $1,000.00 $  967.10      0.48%   $2.38
   Class R2 Shares......................... $1,000.00 $  966.20      0.63%   $3.12
   Institutional Class Shares.............. $1,000.00 $  967.60      0.38%   $1.88
Hypothetical 5% Annual Return
   Class R1 Shares......................... $1,000.00 $1,022.79      0.48%   $2.45
   Class R2 Shares......................... $1,000.00 $1,022.03      0.63%   $3.21
   Institutional Class Shares.............. $1,000.00 $1,023.29      0.38%   $1.94

U.S. SMALL CAP VALUE PORTFOLIO
------------------------------
Actual Fund Return......................... $1,000.00 $  950.30      0.53%   $2.61
Hypothetical 5% Annual Return.............. $1,000.00 $1,022.53      0.53%   $2.70

U.S. CORE EQUITY 1 PORTFOLIO
----------------------------
Actual Fund Return......................... $1,000.00 $1,024.90      0.20%   $1.02
Hypothetical 5% Annual Return.............. $1,000.00 $1,024.20      0.20%   $1.02

U.S. CORE EQUITY 2 PORTFOLIO
----------------------------
Actual Fund Return......................... $1,000.00 $1,020.20      0.22%   $1.12
Hypothetical 5% Annual Return.............. $1,000.00 $1,024.10      0.22%   $1.12

U.S. VECTOR EQUITY PORTFOLIO
----------------------------
Actual Fund Return......................... $1,000.00 $1,003.00      0.33%   $1.67
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.54      0.33%   $1.68

U.S. SMALL CAP PORTFOLIO
------------------------
Actual Fund Return......................... $1,000.00 $  976.90      0.37%   $1.84
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.34      0.37%   $1.89

U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return......................... $1,000.00 $  979.70      0.53%   $2.64
Hypothetical 5% Annual Return.............. $1,000.00 $1,022.53      0.53%   $2.70

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
------------------------------------------
Actual Fund Return......................... $1,000.00 $1,046.80      0.25%   $1.29
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.95      0.25%   $1.28

DISCLOSURE OF FUND EXPENSES

CONTINUED


                                      BEGINNING  ENDING               EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                        VALUE    VALUE     EXPENSE     DURING
                                      05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                      --------- --------- ---------- ----------
DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return................... $1,000.00 $1,110.50      0.18%   $0.96
Hypothetical 5% Annual Return........ $1,000.00 $1,024.30      0.18%   $0.92

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 30, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUND

                                          AFFILIATED INVESTMENT COMPANY
                                          -----------------------------
         U.S. Large Cap Value Portfolio..             100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                    ENHANCED U.S. LARGE COMPANY PORTFOLIO
      Corporate...................................................  25.1%
      Government..................................................  16.5%
      Foreign Corporate...........................................  31.0%
      Foreign Government..........................................  20.4%
      Supranational...............................................   7.0%
                                                                   -----
                                                                   100.0%

DOMESTIC EQUITY PORTFOLIOS

                       U.S. LARGE CAP EQUITY PORTFOLIO
      Communication Services......................................  10.2%
      Consumer Discretionary......................................  11.2%
      Consumer Staples............................................   6.9%
      Energy......................................................   4.2%
      Financials..................................................  13.6%
      Health Care.................................................  13.9%
      Industrials.................................................  11.7%
      Information Technology......................................  22.0%
      Materials...................................................   3.5%
      Real Estate.................................................   0.2%
      Utilities...................................................   2.6%
                                                                   -----
                                                                   100.0%

                         U.S. CORE EQUITY 1 PORTFOLIO
      Communication Services......................................   8.6%
      Consumer Discretionary......................................  12.2%
      Consumer Staples............................................   6.4%
      Energy......................................................   4.8%
      Financials..................................................  15.1%
      Health Care.................................................  11.6%
      Industrials.................................................  12.9%
      Information Technology......................................  21.1%
      Materials...................................................   4.0%
      Real Estate.................................................   0.3%
      Utilities...................................................   3.0%
                                                                   -----
                                                                   100.0%

                           U.S. SMALL CAP PORTFOLIO
      Communication Services......................................   3.5%
      Consumer Discretionary......................................  14.5%
      Consumer Staples............................................   4.2%
      Energy......................................................   4.5%
      Financials..................................................  20.3%
      Health Care.................................................   9.3%
      Industrials.................................................  20.4%
      Information Technology......................................  13.8%
      Materials...................................................   5.3%
      Real Estate.................................................   0.5%
      Utilities...................................................   3.7%
                                                                   -----
                                                                   100.0%

                     DFA REAL ESTATE SECURITIES PORTFOLIO
      Real Estate................................................. 100.0%
                                                                   -----
                                                                   100.0%

                        U.S. TARGETED VALUE PORTFOLIO
      Communication Services......................................   3.2%
      Consumer Discretionary......................................  14.0%
      Consumer Staples............................................   4.0%
      Energy......................................................   7.4%
      Financials..................................................  27.9%
      Health Care.................................................   4.9%
      Industrials.................................................  20.7%
      Information Technology......................................  11.1%
      Materials...................................................   6.4%
      Real Estate.................................................   0.2%
      Utilities...................................................   0.2%
                                                                   -----
                                                                   100.0%

                         U.S. CORE EQUITY 2 PORTFOLIO
      Communication Services......................................   7.5%
      Consumer Discretionary......................................  12.3%
      Consumer Staples............................................   5.8%
      Energy......................................................   4.8%
      Financials..................................................  16.5%
      Health Care.................................................  11.6%
      Industrials.................................................  14.1%
      Information Technology......................................  20.6%
      Materials...................................................   4.3%
      Real Estate.................................................   0.3%
      Utilities...................................................   2.2%
                                                                   -----
                                                                   100.0%

                           U.S. MICRO CAP PORTFOLIO
      Communication Services......................................   2.5%
      Consumer Discretionary......................................  13.0%
      Consumer Staples............................................   4.0%
      Energy......................................................   5.3%
      Financials..................................................  22.6%
      Health Care.................................................  10.8%
      Industrials.................................................  20.6%
      Information Technology......................................  13.5%
      Materials...................................................   4.6%
      Real Estate.................................................   0.8%
      Utilities...................................................   2.3%
                                                                   -----
                                                                   100.0%

                        U.S. SMALL CAP VALUE PORTFOLIO
      Communication Services......................................   3.5%
      Consumer Discretionary......................................  13.8%
      Consumer Staples............................................   3.8%
      Energy......................................................   8.0%
      Financials..................................................  29.1%
      Health Care.................................................   3.3%
      Industrials.................................................  19.5%
      Information Technology......................................  11.6%
      Materials...................................................   6.9%
      Real Estate.................................................   0.3%
      Utilities...................................................   0.2%
                                                                   -----
                                                                   100.0%

                         U.S. VECTOR EQUITY PORTFOLIO
      Communication Services......................................   6.6%
      Consumer Discretionary......................................  11.0%
      Consumer Staples............................................   4.0%
      Energy......................................................   5.8%
      Financials..................................................  24.4%
      Health Care.................................................   8.8%
      Industrials.................................................  17.1%
      Information Technology......................................  15.4%
      Materials...................................................   5.1%
      Real Estate.................................................   0.5%
      Utilities...................................................   1.3%
                                                                   -----
                                                                   100.0%

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
      Communication Services......................................   5.9%
      Consumer Discretionary......................................  16.5%
      Consumer Staples............................................   9.4%
      Energy......................................................   1.2%
      Financials..................................................   3.2%
      Health Care.................................................  11.9%
      Industrials.................................................  17.1%
      Information Technology......................................  32.5%
      Materials...................................................   2.3%
                                                                   -----
                                                                   100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
BONDS -- (80.3%)
AUSTRALIA -- (1.9%)
Australia & New Zealand Banking Group, Ltd.
(Omega)  2.250%, 12/19/19.................................................      1,000  $ 1,000,478
         5.100%, 01/13/20.................................................        750      754,558
National Australia Bank, Ltd.
         2.500%, 01/12/21.................................................      3,500    3,521,805
Westpac Banking Corp.
(r)      2.974%, 08/19/21.................................................      2,105    2,128,120
                                                                                       -----------
TOTAL AUSTRALIA...........................................................               7,404,961
                                                                                       -----------
BELGIUM -- (3.0%)
Dexia Credit Local SA
         0.040%, 12/11/19................................................. EUR  1,000    1,115,681
         0.250%, 03/19/20................................................. EUR  1,000    1,117,753
         2.000%, 01/22/21................................................. EUR  8,000    9,183,485
                                                                                       -----------
TOTAL BELGIUM.............................................................              11,416,919
                                                                                       -----------
CANADA -- (13.1%)
Bank of Montreal
         0.250%, 11/17/21................................................. EUR  2,494    2,798,818
Bank of Nova Scotia (The)
         2.270%, 01/13/20................................................. CAD  4,000    3,039,162
(r)      2.406%, 04/20/21.................................................        908      910,925
CPPIB Capital, Inc.
         1.400%, 06/04/20................................................. CAD  6,200    4,699,074
Manitoba, Province of Canada
         0.750%, 12/15/21................................................. GBP  2,500    3,222,339
Province of Alberta Canada
         1.250%, 06/01/20................................................. CAD  2,000    1,514,524
Province of British Columbia Canada
         3.700%, 12/18/20................................................. CAD  6,000    4,656,457
Province of Quebec Canada
         4.500%, 12/01/20................................................. CAD  5,500    4,299,237
Province of Saskatchewan Canada
         3.900%, 07/28/20................................................. CAD  6,300    4,859,576
Royal Bank of Canada
         2.350%, 12/09/19................................................. CAD  1,300      987,461
         2.860%, 03/04/21................................................. CAD  5,000    3,839,344
         2.030%, 03/15/21................................................. CAD  2,130    1,618,451
(r)      2.326%, 04/30/21.................................................        357      358,272
(r)      0.096%, 07/24/20................................................. EUR  1,000    1,119,052
(r)      0.050%, 08/06/20................................................. EUR  3,000    3,355,589
Toronto-Dominion Bank (The)
         1.693%, 04/02/20................................................. CAD  3,000    2,276,114
         2.563%, 06/24/20................................................. CAD  5,000    3,813,150

                                                                                   FACE
                                                                                  AMOUNT^   VALUE+
                                                                                  ------- -----------
                                                                                   (000)
CANADA -- (Continued)
            0.625%, 03/08/21................................................. EUR  3,000  $ 3,383,132
                                                                                          -----------
TOTAL CANADA.................................................................              50,750,677
                                                                                          -----------
DENMARK -- (2.3%)
Denmark Government Bond
            3.000%, 11/15/21................................................. DKK 55,000    8,839,919
                                                                                          -----------
FRANCE -- (2.2%)
Caisse d'Amortissement de la Dette Sociale
            4.250%, 04/25/20................................................. EUR  1,000    1,139,932
Sanofi Floating Rate Note
(r)         0.000%, 03/21/20................................................. EUR  2,000    2,233,432
SNCF Mobilites
            3.625%, 06/03/20................................................. EUR  1,000    1,141,012
SNCF Reseau EPIC
            5.500%, 12/01/21................................................. GBP  2,000    2,830,464
Total Capital International SA Floating Rate Note
(r)         0.000%, 03/19/20................................................. EUR    100      111,663
Unedic Asseo
            0.125%, 03/05/20................................................. EUR    750      837,778
                                                                                          -----------
TOTAL FRANCE.................................................................               8,294,281
                                                                                          -----------
GERMANY -- (7.6%)
BMW US Capital LLC
(r)(Omega)  2.676%, 08/13/21.................................................      1,640    1,643,086
Daimler Finance North America LLC
(Omega)     2.250%, 03/02/20.................................................      1,500    1,501,390
(r)(Omega)  2.677%, 05/04/20.................................................        500      500,288
Deutsche Bahn Finance GMBH
            1.750%, 11/06/20................................................. EUR  3,910    4,452,399
EMD Finance LLC
(Omega)     2.400%, 03/19/20.................................................      2,100    2,101,367
FMS Wertmanagement
            0.625%, 03/06/20................................................. GBP  1,000    1,293,988
Kreditanstalt fuer Wiederaufbau
            1.375%, 01/28/20................................................. CAD  5,000    3,792,005
Landeskreditbank Baden-Wuerttemberg Foerderbank
            0.125%, 11/05/20................................................. EUR  9,765   10,951,673
State of North Rhine-Westphalia Germany Floating Rate Note
(r)         0.857%, 10/29/21................................................. GBP    800    1,035,452

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED


                                                                                   FACE
                                                                                  AMOUNT^   VALUE+
                                                                                  ------- -----------
                                                                                   (000)
GERMANY -- (Continued)
Volkswagen Group of America Finance LLC
            2.450%, 11/20/19.................................................      2,000  $ 2,000,396
                                                                                          -----------
TOTAL GERMANY................................................................              29,272,044
                                                                                          -----------
JAPAN -- (7.3%)
American Honda Finance Corp.
(r)         2.488%, 06/11/21.................................................      2,893    2,899,898
Mitsubishi UFJ Financial Group, Inc.
(r)         2.586%, 07/26/21.................................................        465      466,866
Mizuho Bank Ltd.
(Omega)     2.400%, 03/26/20.................................................      2,000    2,003,446
Mizuho Financial Group, Inc.
(r)         3.267%, 09/13/21.................................................        800      810,032
MUFG Bank, Ltd.
(Omega)     2.300%, 03/05/20.................................................      1,400    1,401,370
Nissan Motor Acceptance Corp.
(Omega)     2.125%, 03/03/20.................................................      1,300    1,300,010
Nissan Motor Acceptance Corp. Floating Rate Note
(r)(Omega)  2.639%, 03/15/21.................................................      1,700    1,700,620
Shire Acquisitions Investments Ireland DAC
            2.400%, 09/23/21.................................................        515      517,969
Sumitomo Mitsui Financial Group, Inc.
(r)         3.782%, 03/09/21.................................................      2,500    2,545,922
(r)         3.106%, 10/19/21.................................................        381      385,756
Total Capital Canada, Ltd.
            1.875%, 07/09/20................................................. EUR    500      565,991
            1.125%, 03/18/22................................................. EUR  3,000    3,450,994
Toyota Credit Canada, Inc.
            1.800%, 02/19/20................................................. CAD  6,500    4,932,617
            2.200%, 02/25/21................................................. CAD  4,500    3,423,533
Toyota Finance Australia, Ltd.
            0.000%, 04/09/21................................................. EUR  1,200    1,339,816
Toyota Motor Finance Netherlands BV
            0.250%, 01/10/22................................................. EUR    500      561,889
                                                                                          -----------
TOTAL JAPAN..................................................................              28,306,729
                                                                                          -----------
NETHERLANDS -- (2.5%)
BNG Bank NV
            5.375%, 06/07/21................................................. GBP    600      831,453
Cooperatieve Rabobank UA
            2.250%, 12/02/19.................................................      1,655    1,655,298
            4.750%, 01/15/20.................................................        700      703,837

                                                                                   FACE
                                                                                  AMOUNT^   VALUE+
                                                                                  ------- -----------
                                                                                   (000)
NETHERLANDS -- (Continued)
Shell International Finance BV
            1.625%, 03/24/21................................................. EUR  5,599  $ 6,407,734
                                                                                          -----------
TOTAL NETHERLANDS............................................................               9,598,322
                                                                                          -----------
NORWAY -- (1.9%)
Equinor ASA
            2.000%, 09/10/20................................................. EUR  1,415    1,608,421
            5.625%, 03/11/21................................................. EUR  4,913    5,909,540
                                                                                          -----------
TOTAL NORWAY.................................................................               7,517,961
                                                                                          -----------
SPAIN -- (0.7%)
Telefonica Emisiones SA
            5.462%, 02/16/21.................................................      2,500    2,608,239
                                                                                          -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.7%)
Council Of Europe Development Bank
            3.000%, 07/13/20................................................. EUR  2,805    3,203,535
European Investment Bank Floating Rate Note
(r)         1.015%, 02/17/20................................................. GBP  2,000    2,592,540
(r)         0.964%, 05/21/21................................................. GBP    500      649,416
(r)         0.835%, 02/18/22................................................. GBP  4,000    5,185,028
European Investment Bank
            2.625%, 03/16/20................................................. EUR  2,700    3,045,253
European Stability Mechanism
            0.000%, 11/07/19................................................. EUR  2,000    2,230,874
European Stability Mechanism Treasury Bill
            0.000%, 11/21/19................................................. EUR  3,706    4,134,317
            0.000%, 01/09/20................................................. EUR  3,000    3,349,057
Nordic Investment Bank
            1.375%, 07/15/20................................................. NOK 14,890    1,614,865
                                                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.................................              26,004,885
                                                                                          -----------
SWEDEN -- (3.6%)
Kommuninvest I Sverige AB
            0.750%, 02/16/20................................................. SEK 15,000    1,556,889
            2.500%, 12/01/20................................................. SEK 36,120    3,838,768
            1.000%, 09/15/21................................................. SEK 42,000    4,425,680
Skandinaviska Enskilda Banken AB
(r)(Omega)  2.554%, 05/17/21.................................................      3,000    3,008,280
Svenska Handelsbanken AB
            2.400%, 10/01/20.................................................      1,000    1,005,936
                                                                                          -----------
TOTAL SWEDEN.................................................................              13,835,553
                                                                                          -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                             FACE
                                                                            AMOUNT^   VALUE+
                                                                            ------- -----------
                                                                             (000)
SWITZERLAND -- (0.8%)
Nestle Finance International, Ltd.
      0.750%, 11/08/21................................................. EUR  2,827  $ 3,213,502
                                                                                    -----------
UNITED KINGDOM -- (4.8%)
Barclays P.L.C.
      2.750%, 11/08/19.................................................      1,500    1,500,085
      2.875%, 06/08/20.................................................        500      501,430
BP Capital Markets P.L.C.
      2.315%, 02/13/20.................................................      2,550    2,553,492
BP Capital Markets plc
(r)   2.989%, 09/16/21.................................................        500      505,903
HSBC Holdings PLC
#(r)  3.792%, 05/25/21.................................................      2,170    2,209,969
HSBC USA, Inc.
      2.375%, 11/13/19.................................................      1,000    1,000,092
United Kingdom Treasury Bill
      0.000%, 11/04/19................................................. GBP  6,000    7,772,101
      0.000%, 11/11/19................................................. GBP  2,000    2,590,319
                                                                                    -----------
TOTAL UNITED KINGDOM...................................................              18,633,391
                                                                                    -----------
UNITED STATES -- (21.9%)
Allergan Funding SCS
      3.000%, 03/12/20.................................................      1,200    1,202,958
Allergan, Inc.
      3.375%, 09/15/20.................................................      1,800    1,821,289
Altria Group, Inc.
#     2.625%, 01/14/20.................................................      2,000    2,000,605
Amgen, Inc.
      2.200%, 05/11/20.................................................      1,000    1,001,858
Anthem, Inc.
      2.500%, 11/21/20.................................................      1,766    1,777,779
AT&T, Inc.
      2.450%, 06/30/20.................................................      1,500    1,504,506
(r)   2.951%, 07/15/21.................................................      1,000    1,010,200
Autodesk, Inc.
      3.125%, 06/15/20.................................................      1,500    1,507,900
Biogen, Inc.
      2.900%, 09/15/20.................................................      2,000    2,015,821
Broadcom Corp. / Broadcom Cayman Finance Ltd.
      3.000%, 01/15/22.................................................      2,900    2,938,372
Capital One NA
      2.350%, 01/31/20.................................................      1,500    1,500,884
Caterpillar Financial Services Corp.
(r)   2.338%, 05/15/20.................................................      2,000    2,001,474
(r)   2.382%, 09/07/21.................................................      1,115    1,115,323
Citibank NA
#     2.100%, 06/12/20.................................................      1,000    1,001,372
Citigroup, Inc.
(r)   3.456%, 08/02/21.................................................      1,600    1,623,120

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- ----------
                                                                                 (000)
UNITED STATES -- (Continued)
Citizens Bank N.A.
          2.450%, 12/04/19.................................................      2,200  $2,200,792
Comcast Corp.
(r)       2.539%, 10/01/21.................................................        500     502,665
CVS Health Corp.
          2.800%, 07/20/20.................................................      1,500   1,507,116
Dominion Energy Gas Holdings LLC
(r)       2.719%, 06/15/21.................................................      3,000   3,014,550
Eastman Chemical Co.
          2.700%, 01/15/20.................................................        622     622,468
Enterprise Products Operating LLC
          5.250%, 01/31/20.................................................      2,000   2,015,324
Exelon Generation Co. LLC
          2.950%, 01/15/20.................................................      2,000   2,001,197
GE Capital International Funding Co., Unlimited Co.
          2.342%, 11/15/20.................................................      2,000   1,998,728
General Electric Co.
          2.200%, 01/09/20.................................................      1,000     999,765
General Mills, Inc.
(r)       2.541%, 04/16/21.................................................      1,325   1,328,591
General Motors Financial Co., Inc.
          3.150%, 01/15/20.................................................      1,600   1,602,163
Gilead Sciences, Inc.
#         2.350%, 02/01/20.................................................      1,500   1,501,045
Harley-Davidson Financial Services, Inc.
#(Omega)  2.150%, 02/26/20.................................................      1,000     999,308
IBM Credit LLC
(r)       2.226%, 01/20/21.................................................      2,725   2,730,068
JM Smucker Co. (The)
#         2.500%, 03/15/20.................................................      1,061   1,062,580
John Deere Capital Corp.
          2.050%, 03/10/20.................................................        220     220,108
#(r)      2.394%, 09/10/21.................................................      2,022   2,023,031
LyondellBasell Industries NV
          6.000%, 11/15/21.................................................      2,500   2,668,938
Merck & Co., Inc.
          1.125%, 10/15/21................................................. EUR  1,700   1,939,815
Molson Coors Brewing Co.
          2.100%, 07/15/21.................................................      2,800   2,802,111
National Rural Utilities Cooperative Finance Corp.
(r)       2.479%, 06/30/21.................................................      3,000   3,009,794
NetApp, Inc.
          3.375%, 06/15/21.................................................      1,014   1,032,989
Newmont Goldcorp Corp.
          3.625%, 06/09/21.................................................      2,800   2,864,535
Nordstrom, Inc.
          4.000%, 10/15/21.................................................      2,500   2,561,519

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                                                     FACE
                                                                                                    AMOUNT^    VALUE+
                                                                                                    ------- ------------
                                                                                                     (000)
UNITED STATES -- (Continued)
Oracle Corp.
                              2.250%, 01/10/21................................................. EUR  2,000  $  2,296,991
Philip Morris International, Inc.
                              2.000%, 02/21/20.................................................      3,000     3,000,619
PNC Bank NA
                              2.600%, 07/21/20.................................................      1,000     1,004,416
Procter & Gamble Co. (The)
                              2.000%, 11/05/21................................................. EUR  1,000     1,166,144
Quest Diagnostics, Inc.
                              4.750%, 01/30/20.................................................      1,131     1,137,723
Southern Co. (The)
                              2.750%, 06/15/20.................................................      1,000     1,003,926
Walgreens Boots Alliance, Inc.
                              3.300%, 11/18/21.................................................      2,500     2,555,655
Wells Fargo & Co.
(r)                           3.473%, 03/04/21.................................................        696       705,619
(r)                           2.961%, 07/26/21.................................................      2,272     2,299,718
Zimmer Biomet Holdings, Inc.
                              2.700%, 04/01/20.................................................      2,000     2,004,018
                                                                                                            ------------
TOTAL UNITED STATES............................................................................               84,407,490
                                                                                                            ------------
TOTAL BONDS....................................................................................              310,104,873
                                                                                                            ------------
U.S. TREASURY OBLIGATIONS -- (15.9%)
U.S. Treasury Bills
                              1.282%, 11/12/19.................................................      2,500     2,498,843
                              0.000%, 11/26/19.................................................      3,000     2,996,772
U.S. Treasury Notes
(r)(double left angle quote)  1.776%, 04/30/21.................................................     46,000    45,940,921
(r)                           1.857%, 07/31/21.................................................     10,000     9,998,475
                                                                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS................................................................               61,435,011
                                                                                                            ------------
TOTAL INVESTMENT SECURITIES
  (Cost $371,670,207)..........................................................................              371,539,884
                                                                                                            ------------

                                                                              FACE
                                                                             AMOUNT^    VALUE+
                                                                             ------- ------------
                                                                              (000)
COMMERCIAL PAPER -- (3.5%)
(Omega)  Boeing Co. 2.097%, 12/10/19......................................     2,000 $  1,996,260
(Omega)  Campbell Soup Co. 2.191%, 01/22/20...............................     3,000    2,984,846
(Omega)  Enel Finance America 2.401%, 01/23/20............................     2,500    2,487,668
Intesa Funding LLC
         2.290%, 11/25/19.................................................     1,500    1,497,875
         2.296%, 04/20/20.................................................     2,000    1,978,385
(Omega)  John Deere Ltd. 1.971%, 11/07/19.................................     1,000      999,701
         Santander UK PLC 2.164%, 11/04/19................................     1,500    1,499,718
                                                                                     ------------
TOTAL COMMERCIAL PAPER....................................................             13,444,453
                                                                                     ------------
                                                                             SHARES
                                                                             -------
SECURITIES LENDING COLLATERAL -- (0.3%)
@(S)     The DFA Short Term Investment Fund...............................   111,401    1,289,019
                                                                                     ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $386,402,183).....................................................           $386,273,356
                                                                                     ============

As of October 31, 2019, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                                  UNREALIZED
                                                                                                   FOREIGN
                                                                                                   EXCHANGE
                                                                                     SETTLEMENT  APPRECIATION
 CURRENCY PURCHASED      CURRENCY SOLD                   COUNTERPARTY                   DATE    (DEPRECIATION)
--------------------- --------------------- ---------------------------------------  ---------- --------------
EUR         1,745,958 USD         1,937,424 HSBC Bank                                 12/30/19    $  17,656
USD         1,626,469 NOK        14,921,578 Natwest Markets PLC                       11/15/19        3,758
USD         2,222,639 EUR         1,980,757 Citibank, N.A.                            01/07/20        3,263
USD         2,148,294 SEK        20,639,345 JP Morgan                                 01/10/20        2,032
USD        28,159,962 GBP        21,667,376 State Street Bank and Trust               01/13/20       25,268
                                                                                                  ---------
TOTAL APPRECIATION                                                                                $  51,977

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                                                  UNREALIZED
                                                                                                   FOREIGN
                                                                                                   EXCHANGE
                                                                                     SETTLEMENT  APPRECIATION
 CURRENCY PURCHASED      CURRENCY SOLD                   COUNTERPARTY                   DATE    (DEPRECIATION)
--------------------- --------------------- ---------------------------------------  ---------- --------------
GBP        21,763,630 USD        28,216,764 State Street Bank and Trust               11/04/19  $     (25,241)
USD         2,565,323 GBP         1,989,693 Bank of America Corp.                     11/04/19        (12,026)
USD        24,450,394 GBP        19,773,937 Bank of America Corp.                     11/04/19     (1,163,780)
USD        50,811,832 EUR        46,165,232 Citibank, N.A.                            12/30/19       (882,830)
USD         2,263,772 EUR         2,040,316 State Street Bank and Trust               01/07/20        (22,339)
USD         3,515,431 EUR         3,141,802 State Street Bank and Trust               01/07/20         (4,860)
USD         4,368,665 EUR         3,906,056 State Street Bank and Trust               01/07/20         (7,950)
USD         4,801,217 EUR         4,346,104 State Street Bank and Trust               01/07/20        (68,457)
USD        21,478,509 EUR        19,234,721 Barclays Bank PLC                         01/07/20        (73,397)
USD         1,699,781 SEK        16,541,279 JP Morgan                                 01/10/20        (20,327)
USD         5,961,335 SEK        58,287,471 Barclays Capital                          01/10/20        (99,912)
USD        47,893,862 CAD        63,309,316 Bank of America Corp.                     01/14/20       (193,697)
USD         8,937,569 DKK        59,634,019 State Street Bank and Trust               01/16/20        (16,638)
                                                                                                -------------
TOTAL (DEPRECIATION)                                                                            $  (2,591,454)
                                                                                                -------------
TOTAL APPRECIATION
  (DEPRECIATION)                                                                                $  (2,539,477)
                                                                                                =============

As of October 31, 2019, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................   2,558    12/20/19  $375,192,009 $388,278,820  $13,086,811
                                                                        ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...........................                      $375,192,009 $388,278,820  $13,086,811
                                                                        ============ ============  ===========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           -----------------------------------------
                                           LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                           -------- ----------- -------- -----------
Bonds
   Australia..............................       -- $ 7,404,961       -- $ 7,404,961
   Belgium................................       --  11,416,919       --  11,416,919
   Canada.................................       --  50,750,677       --  50,750,677
   Denmark................................       --   8,839,919       --   8,839,919
   France.................................       --   8,294,281       --   8,294,281
   Germany................................       --  29,272,044       --  29,272,044
   Japan..................................       --  28,306,729       --  28,306,729
   Netherlands............................       --   9,598,322       --   9,598,322
   Norway.................................       --   7,517,961       --   7,517,961
   Spain..................................       --   2,608,239       --   2,608,239
   Supranational Organization Obligations.       --  26,004,885       --  26,004,885
   Sweden.................................       --  13,835,553       --  13,835,553
   Switzerland............................       --   3,213,502       --   3,213,502
   United Kingdom.........................       --  18,633,391       --  18,633,391
   United States..........................       --  84,407,490       --  84,407,490

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3      TOTAL
                               ----------- ------------  -------- ------------
U.S. Treasury Obligations.....          -- $ 61,435,011        -- $ 61,435,011
Commercial Paper..............          --   13,444,453        --   13,444,453
Securities Lending Collateral.          --    1,289,019        --    1,289,019
Forward Currency Contracts**..          --   (2,539,477)       --   (2,539,477)
Futures Contracts**........... $13,086,811           --        --   13,086,811
                               ----------- ------------  -------- ------------
TOTAL......................... $13,086,811 $383,733,879        -- $396,820,690
                               =========== ============  ======== ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS++
                                                                      ------- ------------ ---------------
COMMON STOCKS -- (98.6%)
COMMUNICATION SERVICES -- (10.1%)
*   Alphabet, Inc., Class A..........................................  14,019 $ 17,647,117       1.1%
*   Alphabet, Inc., Class C..........................................  14,631   18,436,669       1.1%
    AT&T, Inc........................................................ 425,328   16,370,875       1.0%
    Comcast Corp., Class A........................................... 295,338   13,237,049       0.8%
*   Facebook, Inc., Class A.......................................... 130,421   24,995,185       1.6%
    Verizon Communications, Inc...................................... 310,175   18,756,282       1.2%
    Walt Disney Co. (The)............................................  77,345   10,048,662       0.6%
    Other Securities.................................................           44,412,151       2.8%
                                                                              ------------      ----
TOTAL COMMUNICATION SERVICES.........................................          163,903,990      10.2%
                                                                              ------------      ----
CONSUMER DISCRETIONARY -- (11.0%)
*   Amazon.com, Inc..................................................  23,346   41,477,904       2.6%
    Home Depot, Inc. (The)...........................................  47,497   11,141,846       0.7%
    McDonald's Corp..................................................  32,937    6,478,708       0.4%
    NIKE, Inc., Class B..............................................  63,227    5,661,978       0.3%
    Other Securities.................................................          114,734,529       7.1%
                                                                              ------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................          179,494,965      11.1%
                                                                              ------------      ----
CONSUMER STAPLES -- (6.8%)
    Altria Group, Inc................................................ 124,882    5,593,465       0.3%
    Coca-Cola Co. (The).............................................. 206,538   11,241,863       0.7%
    Costco Wholesale Corp............................................  19,068    5,665,293       0.3%
    PepsiCo, Inc.....................................................  80,434   11,033,132       0.7%
    Procter & Gamble Co. (The)....................................... 108,157   13,466,628       0.8%
    Walmart, Inc.....................................................  77,098    9,040,511       0.6%
    Other Securities.................................................           55,247,326       3.5%
                                                                              ------------      ----
TOTAL CONSUMER STAPLES...............................................          111,288,218       6.9%
                                                                              ------------      ----
ENERGY -- (4.1%)
    Chevron Corp..................................................... 102,507   11,905,163       0.7%
    Exxon Mobil Corp................................................. 181,668   12,275,307       0.8%
    Other Securities.................................................           43,478,722       2.7%
                                                                              ------------      ----
TOTAL ENERGY.........................................................           67,659,192       4.2%
                                                                              ------------      ----
FINANCIALS -- (13.4%)
    Bank of America Corp............................................. 370,339   11,580,501       0.7%
*   Berkshire Hathaway, Inc., Class B................................  83,928   17,841,414       1.1%
    Citigroup, Inc...................................................  93,739    6,736,085       0.4%
    JPMorgan Chase & Co.............................................. 172,651   21,567,563       1.3%
    Wells Fargo & Co................................................. 218,988   11,306,350       0.7%
    Other Securities.................................................          149,289,388       9.4%
                                                                              ------------      ----
TOTAL FINANCIALS.....................................................          218,321,301      13.6%
                                                                              ------------      ----
HEALTH CARE -- (13.7%)
    Abbott Laboratories..............................................  79,822    6,673,917       0.4%
    Amgen, Inc.......................................................  36,106    7,699,605       0.5%
    Eli Lilly & Co...................................................  49,844    5,679,724       0.4%
    Johnson & Johnson................................................ 167,504   22,117,228       1.4%
    Medtronic P.L.C..................................................  57,606    6,273,293       0.4%
    Merck & Co., Inc................................................. 135,162   11,713,139       0.7%

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS++
                                                                        --------- -------------- ---------------
HEALTH CARE -- (Continued)
      Pfizer, Inc......................................................   374,272 $   14,360,817        0.9%
      Thermo Fisher Scientific, Inc....................................    20,229      6,108,753        0.4%
      UnitedHealth Group, Inc..........................................    57,369     14,497,146        0.9%
      Other Securities.................................................              128,731,789        7.9%
                                                                                  --------------      -----
TOTAL HEALTH CARE......................................................              223,855,411       13.9%
                                                                                  --------------      -----
INDUSTRIALS -- (11.5%)
      Boeing Co. (The).................................................    23,188      7,881,833        0.5%
      Caterpillar, Inc.................................................    40,564      5,589,719        0.3%
      Union Pacific Corp...............................................    38,406      6,354,657        0.4%
      United Technologies Corp.........................................    44,282      6,358,010        0.4%
      Other Securities.................................................              162,106,242       10.1%
                                                                                  --------------      -----
TOTAL INDUSTRIALS......................................................              188,290,461       11.7%
                                                                                  --------------      -----
INFORMATION TECHNOLOGY -- (21.7%)
      Accenture P.L.C., Class A........................................    32,330      5,994,629        0.4%
*     Adobe, Inc.......................................................    20,995      5,835,140        0.4%
      Apple, Inc.......................................................   255,954     63,671,117        4.0%
      Broadcom, Inc....................................................    21,505      6,297,739        0.4%
      Cisco Systems, Inc...............................................   253,512     12,044,355        0.7%
      Intel Corp.......................................................   350,728     19,826,654        1.2%
      International Business Machines Corp.............................    51,099      6,833,469        0.4%
      Mastercard, Inc., Class A........................................    54,335     15,040,471        0.9%
      Microsoft Corp...................................................   367,753     52,724,748        3.3%
      Oracle Corp......................................................   131,879      7,186,087        0.4%
      QUALCOMM, Inc....................................................    70,210      5,647,692        0.4%
      Texas Instruments, Inc...........................................    56,294      6,642,129        0.4%
#     Visa, Inc., Class A..............................................    87,176     15,592,299        1.0%
      Other Securities.................................................              129,990,852        8.0%
                                                                                  --------------      -----
TOTAL INFORMATION TECHNOLOGY...........................................              353,327,381       21.9%
                                                                                  --------------      -----
MATERIALS -- (3.5%)
      Other Securities.................................................               56,636,848        3.5%
                                                                                  --------------      -----
REAL ESTATE -- (0.2%)
      Other Securities.................................................                3,041,516        0.2%
                                                                                  --------------      -----
UTILITIES -- (2.6%)
      Other Securities.................................................               42,489,625        2.6%
                                                                                  --------------      -----
TOTAL COMMON STOCKS
  (Cost $1,137,548,468)................................................            1,608,308,908       99.8%
                                                                                  --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
        1.752%......................................................... 2,965,354      2,965,354        0.2%
                                                                                  --------------      -----
SECURITIES LENDING COLLATERAL -- (1.2%)
@(S)  The DFA Short Term Investment Fund............................... 1,704,991     19,728,456        1.2%
                                                                                  --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,160,239,437)................................................           $1,631,002,718      101.2%
                                                                                  ==============      =====

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                  LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                               -------------- ----------- ------- --------------
Common Stocks
   Communication Services..... $  163,903,990          --     --  $  163,903,990
   Consumer Discretionary.....    179,494,965          --     --     179,494,965
   Consumer Staples...........    111,288,218          --     --     111,288,218
   Energy.....................     67,659,192          --     --      67,659,192
   Financials.................    218,321,301          --     --     218,321,301
   Health Care................    223,855,411          --     --     223,855,411
   Industrials................    188,290,461          --     --     188,290,461
   Information Technology.....    353,327,381          --     --     353,327,381
   Materials..................     56,636,848          --     --      56,636,848
   Real Estate................      3,041,516          --     --       3,041,516
   Utilities..................     42,489,625          --     --      42,489,625
Temporary Cash Investments....      2,965,354          --     --       2,965,354
Securities Lending Collateral.             -- $19,728,456     --      19,728,456
                               -------------- ----------- ------  --------------
TOTAL......................... $1,611,274,262 $19,728,456     --  $1,631,002,718
                               ============== =========== ======  ==============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................. $25,666,839,275
                                                             ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $25,666,839,275
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (92.1%)
COMMUNICATION SERVICES -- (2.9%)
    News Corp., Class A.............................................. 2,484,324 $   34,060,082       0.3%
    Other Securities.................................................              300,416,006       2.8%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................              334,476,088       3.1%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (12.9%)
*   AutoNation, Inc..................................................   725,245     36,878,708       0.3%
    BorgWarner, Inc..................................................   877,413     36,570,574       0.3%
#   Dick's Sporting Goods, Inc.......................................   871,974     33,945,948       0.3%
#   Foot Locker, Inc.................................................   805,205     35,034,470       0.3%
#   Macy's, Inc...................................................... 2,761,562     41,865,280       0.4%
    PulteGroup, Inc..................................................   972,588     38,164,353       0.4%
    Toll Brothers, Inc............................................... 1,501,529     59,715,808       0.6%
    Other Securities.................................................            1,216,698,080      11.3%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................            1,498,873,221      13.9%
                                                                                --------------      ----
CONSUMER STAPLES -- (3.7%)
    Bunge, Ltd.......................................................   692,640     37,402,560       0.4%
*   Post Holdings, Inc...............................................   576,951     59,368,258       0.6%
*   US Foods Holding Corp............................................ 1,417,618     56,236,906       0.5%
    Other Securities.................................................              276,694,351       2.5%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................              429,702,075       4.0%
                                                                                --------------      ----
ENERGY -- (6.8%)
    Helmerich & Payne, Inc...........................................   893,686     33,513,225       0.3%
    HollyFrontier Corp...............................................   713,678     39,209,469       0.4%
#   Murphy Oil Corp.................................................. 1,939,932     40,020,797       0.4%
    PBF Energy, Inc., Class A........................................ 1,309,359     42,266,109       0.4%
*   WPX Energy, Inc.................................................. 3,408,154     34,013,377       0.3%
    Other Securities.................................................              604,741,338       5.6%
                                                                                --------------      ----
TOTAL ENERGY.........................................................              793,764,315       7.4%
                                                                                --------------      ----
FINANCIALS -- (25.7%)
    Assured Guaranty, Ltd............................................ 1,107,595     51,968,357       0.5%
*   Athene Holding, Ltd., Class A....................................   786,477     34,093,778       0.3%
#   Invesco, Ltd..................................................... 1,986,347     33,410,357       0.3%
    Investors Bancorp, Inc........................................... 2,930,842     35,316,646       0.3%
#   New York Community Bancorp, Inc.................................. 4,318,809     50,314,125       0.5%
    Old Republic International Corp.................................. 1,768,205     39,501,700       0.4%
#   PacWest Bancorp.................................................. 1,343,347     49,690,406       0.5%
#   People's United Financial, Inc................................... 3,724,019     60,217,387       0.6%
    Popular, Inc.....................................................   851,648     46,380,750       0.4%
#   Prosperity Bancshares, Inc.......................................   511,178     35,281,506       0.3%
    Santander Consumer USA Holdings, Inc............................. 1,775,982     44,541,629       0.4%
    TCF Financial Corp............................................... 1,146,816     45,402,445       0.4%
    Unum Group....................................................... 1,419,659     39,097,409       0.4%
#   Voya Financial, Inc..............................................   843,342     45,506,734       0.4%
    Other Securities.................................................            2,364,446,190      21.9%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            2,975,169,419      27.6%
                                                                                --------------      ----

U.S. TARGETED VALUE PORTFOLIO

CONTINUED


                                                                                                   PERCENTAGE
                                                                        SHARES       VALUE+      OF NET ASSETS++
                                                                      ---------- --------------- ---------------
HEALTH CARE -- (4.5%)
    Perrigo Co. P.L.C................................................    959,782 $    50,887,642       0.5%
    Other Securities.................................................                472,511,451       4.3%
                                                                                 ---------------      ----
TOTAL HEALTH CARE....................................................                523,399,093       4.8%
                                                                                 ---------------      ----
INDUSTRIALS -- (19.0%)
*   AECOM............................................................  1,506,232      60,264,342       0.6%
    AGCO Corp........................................................    461,249      35,373,186       0.3%
#   Air Lease Corp...................................................  1,055,768      46,432,677       0.4%
    AMERCO...........................................................    104,935      42,502,872       0.4%
#*  Colfax Corp......................................................  1,011,578      33,989,021       0.3%
*   Genesee & Wyoming, Inc., Class A.................................    544,362      60,440,513       0.6%
*   JetBlue Airways Corp.............................................  2,616,272      50,494,050       0.5%
#   Knight-Swift Transportation Holdings, Inc........................  1,027,428      37,460,025       0.4%
#*  MasTec, Inc......................................................    584,383      36,781,066       0.3%
    Owens Corning....................................................    734,162      44,989,447       0.4%
    Quanta Services, Inc.............................................  1,422,606      59,820,582       0.6%
    Other Securities.................................................              1,700,725,336      15.7%
                                                                                 ---------------      ----
TOTAL INDUSTRIALS....................................................              2,209,273,117      20.5%
                                                                                 ---------------      ----
INFORMATION TECHNOLOGY -- (10.3%)
*   Arrow Electronics, Inc...........................................    922,098      73,103,929       0.7%
    Avnet, Inc.......................................................  1,141,128      45,143,024       0.4%
    Jabil, Inc.......................................................  1,280,115      47,133,834       0.4%
    SYNNEX Corp......................................................    365,094      42,986,168       0.4%
*   Tech Data Corp...................................................    455,346      55,324,539       0.5%
*   Xerox Holdings Corp..............................................  1,083,724      36,770,755       0.3%
    Other Securities.................................................                888,576,221       8.3%
                                                                                 ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................              1,189,038,470      11.0%
                                                                                 ---------------      ----
MATERIALS -- (5.9%)
    Reliance Steel & Aluminum Co.....................................    646,255      74,991,430       0.7%
    Other Securities.................................................                611,325,201       5.7%
                                                                                 ---------------      ----
TOTAL MATERIALS......................................................                686,316,631       6.4%
                                                                                 ---------------      ----
REAL ESTATE -- (0.2%)
    Other Securities.................................................                 21,955,071       0.2%
                                                                                 ---------------      ----
UTILITIES -- (0.2%)
    Other Securities.................................................                 21,965,987       0.2%
                                                                                 ---------------      ----
TOTAL COMMON STOCKS..................................................             10,683,933,487      99.1%
                                                                                 ---------------      ----
PREFERRED STOCKS -- (0.0%)

COMMUNICATION SERVICES -- (0.0%)
    Other Security...................................................                    601,793       0.0%
                                                                                 ---------------      ----
TOTAL INVESTMENT SECURITIES
  (Cost $9,565,560,141)..............................................             10,684,535,280
                                                                                 ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
    State Street Institutional U.S. Government Money Market Fund,
      1.752%......................................................... 88,748,588      88,748,588       0.8%
                                                                                 ---------------      ----

U.S. TARGETED VALUE PORTFOLIO

CONTINUED


                                                                                                     PERCENTAGE
                                                                          SHARES       VALUE+      OF NET ASSETS++
                                                                        ---------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (7.1%)
@(S)  The DFA Short Term Investment Fund............................... 71,335,750 $   825,425,969        7.7%
                                                                                   ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $10,479,633,200)...............................................            $11,598,709,837      107.6%
                                                                                   ===============      =====

As of October 31, 2019, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    612     12/20/19  $89,594,995 $92,895,480   $3,300,485
                                                                        ----------- -----------   ----------
TOTAL FUTURES CONTRACTS...........................                      $89,594,995 $92,895,480   $3,300,485
                                                                        =========== ===========   ==========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
   Communication Services..... $   334,476,088           --     --  $   334,476,088
   Consumer Discretionary.....   1,498,811,410 $     61,811     --    1,498,873,221
   Consumer Staples...........     429,702,075           --     --      429,702,075
   Energy.....................     793,764,315           --     --      793,764,315
   Financials.................   2,974,965,929      203,490     --    2,975,169,419
   Health Care................     523,399,093           --     --      523,399,093
   Industrials................   2,209,273,117           --     --    2,209,273,117
   Information Technology.....   1,188,997,324       41,146     --    1,189,038,470
   Materials..................     686,316,631           --     --      686,316,631
   Real Estate................      21,955,071           --     --       21,955,071
   Utilities..................      21,965,987           --     --       21,965,987
Preferred Stocks
   Communication Services.....         601,793           --     --          601,793
Temporary Cash Investments....      88,748,588           --     --       88,748,588
Securities Lending Collateral.              --  825,425,969     --      825,425,969
Futures Contracts**...........       3,300,485           --     --        3,300,485
                               --------------- ------------ ------  ---------------
TOTAL......................... $10,776,277,906 $825,732,416     --  $11,602,010,322
                               =============== ============ ======  ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (91.4%)
COMMUNICATION SERVICES -- (3.2%)
    Telephone & Data Systems, Inc.................................... 3,304,152 $   86,205,326         0.6%
    Other Securities.................................................              391,457,453         2.9%
                                                                                --------------     -------
TOTAL COMMUNICATION SERVICES.........................................              477,662,779         3.5%
                                                                                --------------     -------
CONSUMER DISCRETIONARY -- (12.6%)
    Aaron's, Inc..................................................... 1,452,368    108,825,934         0.8%
#*  AutoNation, Inc.................................................. 1,445,824     73,520,150         0.5%
    Graham Holdings Co., Class B.....................................   124,562     78,431,709         0.6%
    MDC Holdings, Inc................................................ 1,994,009     77,188,088         0.6%
*   Meritage Homes Corp.............................................. 1,426,415    102,830,257         0.8%
*   Taylor Morrison Home Corp........................................ 4,007,062    100,376,903         0.7%
*   TopBuild Corp....................................................   720,019     74,831,575         0.5%
*   TRI Pointe Group, Inc............................................ 4,629,137     72,862,616         0.5%
    Other Securities.................................................            1,197,166,226         8.7%
                                                                                --------------     -------
TOTAL CONSUMER DISCRETIONARY.........................................            1,886,033,458        13.7%
                                                                                --------------     -------
CONSUMER STAPLES -- (3.5%)
*   Darling Ingredients, Inc......................................... 5,534,041    106,806,991         0.8%
    Seaboard Corp....................................................    16,923     71,399,660         0.5%
    Other Securities.................................................              347,413,164         2.5%
                                                                                --------------     -------
TOTAL CONSUMER STAPLES...............................................              525,619,815         3.8%
                                                                                --------------     -------
ENERGY -- (7.3%)
    PBF Energy, Inc., Class A........................................ 2,602,900     84,021,612         0.6%
    World Fuel Services Corp......................................... 2,497,096    104,303,700         0.8%
    Other Securities.................................................              898,277,542         6.5%
                                                                                --------------     -------
TOTAL ENERGY.........................................................            1,086,602,854         7.9%
                                                                                --------------     -------
FINANCIALS -- (26.6%)
    American Equity Investment Life Holding Co....................... 3,225,311     79,600,675         0.6%
    Associated Banc-Corp............................................. 4,391,493     88,312,924         0.7%
#   CNO Financial Group, Inc......................................... 4,510,009     70,581,641         0.5%
    First BanCorp.................................................... 6,677,386     70,246,101         0.5%
#   Fulton Financial Corp............................................ 5,174,416     88,275,537         0.7%
    IBERIABANK Corp.................................................. 1,058,302     77,668,784         0.6%
    International Bancshares Corp.................................... 1,592,840     65,242,726         0.5%
    Kemper Corp...................................................... 1,171,842     84,232,003         0.6%
    Navient Corp..................................................... 4,673,633     64,355,926         0.5%
#   Old National Bancorp............................................. 4,778,482     85,988,784         0.6%
    TCF Financial Corp............................................... 2,056,294     81,408,679         0.6%
#   United Bankshares, Inc........................................... 1,791,222     70,824,918         0.5%
#   Valley National Bancorp.......................................... 5,764,321     66,750,837         0.5%
    Washington Federal, Inc.......................................... 2,768,286    100,931,708         0.7%
    Other Securities.................................................            2,880,034,020        20.8%
                                                                                --------------     -------
TOTAL FINANCIALS.....................................................            3,974,455,263        28.9%
                                                                                --------------     -------
HEALTH CARE -- (3.0%)
#*  Acadia Healthcare Co., Inc....................................... 2,401,247     72,013,398         0.5%

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED


                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
HEALTH CARE -- (Continued)
    Other Securities.................................................           $   371,949,626         2.7%
                                                                                ---------------     -------
TOTAL HEALTH CARE....................................................               443,963,024         3.2%
                                                                                ---------------     -------
INDUSTRIALS -- (17.9%)
    Air Lease Corp................................................... 1,500,302      65,983,282         0.5%
    Aircastle, Ltd................................................... 3,062,353      83,357,249         0.6%
#*  Colfax Corp...................................................... 2,036,796      68,436,346         0.5%
#*  FTI Consulting, Inc..............................................   930,957     101,353,289         0.7%
#   GATX Corp........................................................ 1,283,453     102,098,686         0.8%
*   Hertz Global Holdings, Inc....................................... 5,033,761      68,006,111         0.5%
#   Macquarie Infrastructure Corp.................................... 1,596,986      68,893,976         0.5%
    Regal Beloit Corp................................................ 1,014,437      75,119,060         0.6%
    SkyWest, Inc..................................................... 1,727,796     102,890,252         0.8%
    Triton International, Ltd........................................ 2,100,474      77,087,396         0.6%
    Other Securities.................................................             1,853,138,425        13.3%
                                                                                ---------------     -------
TOTAL INDUSTRIALS....................................................             2,666,364,072        19.4%
                                                                                ---------------     -------
INFORMATION TECHNOLOGY -- (10.6%)
*   Amkor Technology, Inc............................................ 6,537,297      81,258,602         0.6%
*   CACI International, Inc., Class A................................   439,734      98,390,482         0.7%
*   Insight Enterprises, Inc......................................... 1,041,167      63,906,830         0.5%
*   Sanmina Corp..................................................... 2,305,591      70,850,811         0.5%
    SYNNEX Corp......................................................   632,217      74,437,230         0.5%
*   Tech Data Corp................................................... 1,103,723     134,102,344         1.0%
#   Vishay Intertechnology, Inc...................................... 3,965,663      79,908,109         0.6%
    Other Securities.................................................               985,823,037         7.1%
                                                                                ---------------     -------
TOTAL INFORMATION TECHNOLOGY.........................................             1,588,677,445        11.5%
                                                                                ---------------     -------
MATERIALS -- (6.3%)
    Carpenter Technology Corp........................................ 1,573,170      77,116,793         0.6%
    Commercial Metals Co ............................................ 4,138,745      80,001,941         0.6%
    Domtar Corp...................................................... 2,246,670      81,756,321         0.6%
#*  Element Solutions, Inc........................................... 6,662,951      72,359,648         0.5%
    Other Securities.................................................               624,356,842         4.5%
                                                                                ---------------     -------
TOTAL MATERIALS......................................................               935,591,545         6.8%
                                                                                ---------------     -------
REAL ESTATE -- (0.2%)
    Other Securities.................................................                34,419,316         0.3%
                                                                                ---------------     -------
UTILITIES -- (0.2%)
    Other Security...................................................                31,705,701         0.2%
                                                                                ---------------     -------
TOTAL COMMON STOCKS..................................................            13,651,095,272        99.2%
                                                                                ---------------     -------
PREFERRED STOCKS -- (0.0%)

COMMUNICATION SERVICES -- (0.0%)
    Other Security...................................................                   439,497         0.0%
                                                                                ---------------     -------
TOTAL INVESTMENT SECURITIES
  (Cost $11,391,408,237).............................................            13,651,534,769
                                                                                ---------------

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED


                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (1.5%)
      State Street Institutional U.S. Government Money Market Fund,
        1.752%......................................................... 222,084,643 $   222,084,643         1.6%
                                                                                    ---------------     -------
SECURITIES LENDING COLLATERAL -- (7.1%)
@(S)  The DFA Short Term Investment Fund...............................  91,811,493   1,062,350,780         7.7%
                                                                                    ---------------     -------
TOTAL INVESTMENTS--(100.0%)
  (Cost $12,675,712,209)...............................................             $14,935,970,192       108.5%
                                                                                    ===============     =======

As of October 31, 2019, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    649     12/20/19  $98,055,691 $98,511,710    $456,019
                                                                        ----------- -----------    --------
TOTAL FUTURES CONTRACTS...........................                      $98,055,691 $98,511,710    $456,019
                                                                        =========== ===========    ========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               --------------- -------------- ------- ---------------
Common Stocks
   Communication Services..... $   477,662,779             --     --  $   477,662,779
   Consumer Discretionary.....   1,885,980,140 $       53,318     --    1,886,033,458
   Consumer Staples...........     525,619,815             --     --      525,619,815
   Energy.....................   1,086,602,854             --     --    1,086,602,854
   Financials.................   3,973,986,807        468,456     --    3,974,455,263
   Health Care................     443,926,061         36,963     --      443,963,024
   Industrials................   2,666,364,072             --     --    2,666,364,072
   Information Technology.....   1,588,677,445             --     --    1,588,677,445
   Materials..................     935,591,545             --     --      935,591,545
   Real Estate................      34,419,316             --     --       34,419,316
   Utilities..................      31,705,701             --     --       31,705,701
Preferred Stocks
   Communication Services.....         439,497             --     --          439,497
Temporary Cash Investments....     222,084,643             --     --      222,084,643
Securities Lending Collateral.              --  1,062,350,780     --    1,062,350,780
Futures Contracts**...........         456,019             --     --          456,019
                               --------------- -------------- ------  ---------------
TOTAL......................... $13,873,516,694 $1,062,909,517     --  $14,936,426,211
                               =============== ============== ======  ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (94.7%)
COMMUNICATION SERVICES -- (8.1%)
*   Alphabet, Inc., Class A..........................................   131,837 $  165,956,416         0.6%
*   Alphabet, Inc., Class C..........................................   127,904    161,173,109         0.6%
    AT&T, Inc........................................................ 9,445,617    363,561,798         1.4%
    Comcast Corp., Class A........................................... 3,785,859    169,682,200         0.7%
*   Facebook, Inc., Class A.......................................... 1,559,452    298,868,976         1.1%
    Verizon Communications, Inc...................................... 4,479,769    270,891,631         1.0%
    Walt Disney Co. (The)............................................   879,338    114,243,593         0.4%
    Other Securities.................................................              708,862,131         2.7%
                                                                                --------------     -------
TOTAL COMMUNICATION SERVICES.........................................            2,253,239,854         8.5%
                                                                                --------------     -------
CONSUMER DISCRETIONARY -- (11.6%)
*   Amazon.com, Inc..................................................   320,056    568,630,693         2.2%
    Home Depot, Inc. (The)...........................................   659,768    154,768,377         0.6%
    McDonald's Corp..................................................   422,272     83,060,902         0.3%
    NIKE, Inc., Class B..............................................   897,617     80,381,602         0.3%
    Other Securities.................................................            2,335,214,984         8.7%
                                                                                --------------     -------
TOTAL CONSUMER DISCRETIONARY.........................................            3,222,056,558        12.1%
                                                                                --------------     -------
CONSUMER STAPLES -- (6.0%)
    Altria Group, Inc................................................ 1,641,210     73,509,796         0.3%
    Coca-Cola Co. (The).............................................. 2,670,749    145,368,868         0.6%
    Costco Wholesale Corp............................................   310,004     92,105,288         0.4%
    PepsiCo, Inc..................................................... 1,094,982    150,198,681         0.6%
    Procter & Gamble Co. (The)....................................... 1,579,025    196,604,403         0.7%
    Walmart, Inc.....................................................   987,203    115,759,424         0.4%
    Other Securities.................................................              903,206,704         3.3%
                                                                                --------------     -------
TOTAL CONSUMER STAPLES...............................................            1,676,753,164         6.3%
                                                                                --------------     -------
ENERGY -- (4.6%)
    Chevron Corp..................................................... 1,533,622    178,114,859         0.7%
    Exxon Mobil Corp................................................. 3,512,052    237,309,354         0.9%
    Other Securities.................................................              860,330,208         3.2%
                                                                                --------------     -------
TOTAL ENERGY.........................................................            1,275,754,421         4.8%
                                                                                --------------     -------
FINANCIALS -- (14.3%)
    Bank of America Corp............................................. 5,850,983    182,960,238         0.7%
*   Berkshire Hathaway, Inc., Class B................................ 1,192,385    253,477,203         1.0%
    Citigroup, Inc................................................... 1,414,364    101,636,197         0.4%
    JPMorgan Chase & Co.............................................. 2,760,701    344,866,769         1.3%
    Wells Fargo & Co................................................. 3,514,207    181,438,507         0.7%
    Other Securities.................................................            2,907,238,088        10.8%
                                                                                --------------     -------
TOTAL FINANCIALS.....................................................            3,971,617,002        14.9%
                                                                                --------------     -------
HEALTH CARE -- (11.0%)
    Amgen, Inc.......................................................   530,972    113,229,779         0.4%
*   Cigna Corp.......................................................   439,383     78,412,290         0.3%
    Johnson & Johnson................................................ 1,909,603    252,143,980         1.0%
    Merck & Co., Inc................................................. 1,670,437    144,760,070         0.6%
    Pfizer, Inc...................................................... 3,778,438    144,978,666         0.6%
    UnitedHealth Group, Inc..........................................   577,060    145,823,062         0.6%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED


                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
HEALTH CARE -- (Continued)
    Other Securities.................................................           $ 2,181,162,115         8.0%
                                                                                ---------------    --------
TOTAL HEALTH CARE....................................................             3,060,509,962        11.5%
                                                                                ---------------    --------
INDUSTRIALS -- (12.2%)
    3M Co............................................................   492,759      81,300,307         0.3%
    Boeing Co. (The).................................................   315,877     107,369,751         0.4%
    Caterpillar, Inc.................................................   522,360      71,981,208         0.3%
    Honeywell International, Inc.....................................   490,013      84,639,945         0.3%
    Lockheed Martin Corp.............................................   197,743      74,485,833         0.3%
    Union Pacific Corp...............................................   505,841      83,696,452         0.3%
    United Technologies Corp.........................................   512,649      73,606,143         0.3%
    Other Securities.................................................             2,827,831,808        10.6%
                                                                                ---------------    --------
TOTAL INDUSTRIALS....................................................             3,404,911,447        12.8%
                                                                                ---------------    --------
INFORMATION TECHNOLOGY -- (20.0%)
    Accenture P.L.C., Class A........................................   493,180      91,445,436         0.4%
*   Adobe, Inc.......................................................   257,391      71,536,681         0.3%
    Apple, Inc....................................................... 4,436,038   1,103,508,813         4.2%
    Cisco Systems, Inc............................................... 2,926,380     139,032,314         0.5%
    Intel Corp....................................................... 4,520,919     255,567,551         1.0%
    International Business Machines Corp.............................   736,079      98,435,845         0.4%
    Mastercard, Inc., Class A........................................   709,200     196,313,652         0.8%
*   Micron Technology, Inc........................................... 1,599,289      76,046,192         0.3%
    Microsoft Corp................................................... 4,936,491     707,744,715         2.7%
    Oracle Corp...................................................... 2,081,480     113,419,845         0.4%
    Texas Instruments, Inc...........................................   750,861      88,594,089         0.3%
#   Visa, Inc., Class A.............................................. 1,085,673     194,183,473         0.7%
    Other Securities.................................................             2,429,013,983         8.9%
                                                                                ---------------    --------
TOTAL INFORMATION TECHNOLOGY.........................................             5,564,842,589        20.9%
                                                                                ---------------    --------
MATERIALS -- (3.8%)
    Other Securities.................................................             1,047,070,001         3.9%
                                                                                ---------------    --------
REAL ESTATE -- (0.3%)
    Other Securities.................................................                73,173,400         0.3%
                                                                                ---------------    --------
UTILITIES -- (2.8%)
    Other Securities.................................................               787,207,314         3.0%
                                                                                ---------------    --------
TOTAL COMMON STOCKS..................................................            26,337,135,712        99.0%
                                                                                ---------------    --------
PREFERRED STOCKS -- (0.0%)

COMMUNICATION SERVICES -- (0.0%)
    Other Security...................................................                   408,026         0.0%
                                                                                ---------------    --------
INDUSTRIALS -- (0.0%)
    Other Security...................................................                     4,499         0.0%
                                                                                ---------------    --------
TOTAL PREFERRED STOCKS...............................................                   412,525         0.0%
                                                                                ---------------    --------
TOTAL INVESTMENT SECURITIES
  (Cost $16,958,014,087).............................................            26,337,548,237
                                                                                ---------------

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED


                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
        1.752%......................................................... 234,980,188 $   234,980,188          0.9%
                                                                                    ---------------    ---------
SECURITIES LENDING COLLATERAL -- (4.5%)
@(S)  The DFA Short Term Investment Fund............................... 107,997,640   1,249,640,696          4.7%
                                                                                    ---------------    ---------
TOTAL INVESTMENTS--(100.0%)
  (Cost $18,442,497,580)...............................................             $27,822,169,121        104.6%
                                                                                    ===============    =========

As of October 31, 2019, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................   1,368    12/20/19  $205,738,117 $207,648,720   $1,910,603
                                                                        ------------ ------------   ----------
TOTAL FUTURES CONTRACTS...........................                      $205,738,117 $207,648,720   $1,910,603
                                                                        ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               --------------- -------------- ------- ---------------
Common Stocks
   Communication Services..... $ 2,253,239,854             --     --  $ 2,253,239,854
   Consumer Discretionary.....   3,222,053,078 $        3,480     --    3,222,056,558
   Consumer Staples...........   1,676,753,164             --     --    1,676,753,164
   Energy.....................   1,275,754,421             --     --    1,275,754,421
   Financials.................   3,971,565,865         51,137     --    3,971,617,002
   Health Care................   3,060,509,962             --     --    3,060,509,962
   Industrials................   3,404,911,447             --     --    3,404,911,447
   Information Technology.....   5,564,842,589             --     --    5,564,842,589
   Materials..................   1,047,070,001             --     --    1,047,070,001
   Real Estate................      73,173,400             --     --       73,173,400
   Utilities..................     787,207,314             --     --      787,207,314
Preferred Stocks
   Communication Services.....         408,026             --     --          408,026
   Industrials................           4,499             --     --            4,499
Temporary Cash Investments....     234,980,188             --     --      234,980,188
Securities Lending Collateral.              --  1,249,640,696     --    1,249,640,696
Futures Contracts**...........       1,910,603             --     --        1,910,603
                               --------------- -------------- ------  ---------------
TOTAL......................... $26,574,384,411 $1,249,695,313     --  $27,824,079,724
                               =============== ============== ======  ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (94.5%)
COMMUNICATION SERVICES -- (7.1%)
*   Alphabet, Inc., Class A..........................................    96,783 $  121,830,440       0.4%
*   Alphabet, Inc., Class C..........................................   102,183    128,761,820       0.5%
    AT&T, Inc........................................................ 7,075,983    272,354,586       1.0%
*   Charter Communications, Inc., Class A............................   174,958     81,855,850       0.3%
    Comcast Corp., Class A........................................... 4,524,891    202,805,615       0.7%
*   Facebook, Inc., Class A.......................................... 1,190,043    228,071,741       0.8%
    Verizon Communications, Inc...................................... 4,053,628    245,122,885       0.9%
    Walt Disney Co. (The)............................................   737,651     95,835,618       0.4%
    Other Securities.................................................              701,618,687       2.5%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................            2,078,257,242       7.5%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (11.7%)
*   Amazon.com, Inc..................................................   322,450    572,884,017       2.1%
    Home Depot, Inc. (The)...........................................   308,857     72,451,675       0.3%
    NIKE, Inc., Class B..............................................   736,039     65,912,292       0.2%
    Other Securities.................................................            2,690,534,983       9.6%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................            3,401,782,967      12.2%
                                                                                --------------      ----
CONSUMER STAPLES -- (5.4%)
    Coca-Cola Co. (The).............................................. 1,777,825     96,767,015       0.4%
    Costco Wholesale Corp............................................   279,294     82,981,040       0.3%
    PepsiCo, Inc.....................................................   960,917    131,808,985       0.5%
    Procter & Gamble Co. (The).......................................   987,815    122,992,846       0.5%
    Walmart, Inc.....................................................   997,798    117,001,793       0.4%
    Other Securities.................................................            1,036,577,149       3.6%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................            1,588,128,828       5.7%
                                                                                --------------      ----
ENERGY -- (4.5%)
    Chevron Corp..................................................... 1,471,514    170,901,636       0.6%
    Exxon Mobil Corp................................................. 3,143,859    212,430,553       0.8%
    Other Securities.................................................              929,577,337       3.3%
                                                                                --------------      ----
TOTAL ENERGY.........................................................            1,312,909,526       4.7%
                                                                                --------------      ----
FINANCIALS -- (15.6%)
    American Express Co..............................................   742,133     87,037,358       0.3%
    Bank of America Corp............................................. 5,144,454    160,867,077       0.6%
*   Berkshire Hathaway, Inc., Class B................................ 1,010,279    214,765,110       0.8%
    Citigroup, Inc................................................... 1,353,860     97,288,380       0.4%
    JPMorgan Chase & Co.............................................. 2,576,165    321,814,532       1.2%
    Wells Fargo & Co................................................. 3,455,193    178,391,615       0.7%
    Other Securities.................................................            3,493,435,955      12.4%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            4,553,600,027      16.4%
                                                                                --------------      ----
HEALTH CARE -- (10.9%)
    Amgen, Inc.......................................................   450,835     96,140,564       0.4%
*   Cigna Corp.......................................................   407,290     72,684,973       0.3%
    CVS Health Corp.................................................. 1,180,741     78,389,395       0.3%
    Gilead Sciences, Inc............................................. 1,079,751     68,790,936       0.3%
    Johnson & Johnson................................................ 2,392,005    315,840,340       1.1%
    Merck & Co., Inc................................................. 1,813,335    157,143,611       0.6%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED


                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
HEALTH CARE -- (Continued)
    Pfizer, Inc...................................................... 3,175,533 $   121,845,201       0.5%
    UnitedHealth Group, Inc..........................................   608,074     153,660,300       0.6%
    Other Securities.................................................             2,119,916,560       7.3%
                                                                                ---------------      ----
TOTAL HEALTH CARE....................................................             3,184,411,880      11.4%
                                                                                ---------------      ----
INDUSTRIALS -- (13.4%)
    3M Co............................................................   439,092      72,445,789       0.3%
    Caterpillar, Inc.................................................   494,834      68,188,125       0.3%
    Union Pacific Corp...............................................   618,468     102,331,715       0.4%
    United Technologies Corp.........................................   618,500      88,804,230       0.3%
    Other Securities.................................................             3,563,348,168      12.7%
                                                                                ---------------      ----
TOTAL INDUSTRIALS....................................................             3,895,118,027      14.0%
                                                                                ---------------      ----
INFORMATION TECHNOLOGY -- (19.5%)
    Accenture P.L.C., Class A........................................   433,431      80,366,776       0.3%
    Apple, Inc....................................................... 4,365,689   1,086,008,796       3.9%
    Broadcom, Inc....................................................   244,537      71,612,660       0.3%
    Cisco Systems, Inc............................................... 3,687,066     175,172,506       0.6%
    Intel Corp....................................................... 5,141,165     290,630,057       1.1%
    International Business Machines Corp.............................   689,744      92,239,465       0.3%
    Lam Research Corp................................................   284,426      77,090,823       0.3%
    Mastercard, Inc., Class A........................................   649,786     179,867,263       0.7%
*   Micron Technology, Inc........................................... 1,627,340      77,380,017       0.3%
    Microsoft Corp................................................... 4,772,363     684,213,683       2.5%
    Oracle Corp...................................................... 1,923,737     104,824,429       0.4%
    Texas Instruments, Inc...........................................   586,826      69,239,600       0.3%
#   Visa, Inc., Class A..............................................   739,794     132,319,555       0.5%
    Other Securities.................................................             2,569,923,689       9.0%
                                                                                ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................             5,690,889,319      20.5%
                                                                                ---------------      ----
MATERIALS -- (4.0%)
    Other Securities.................................................             1,175,485,520       4.2%
                                                                                ---------------      ----
REAL ESTATE -- (0.3%)
    Other Securities.................................................                85,931,993       0.3%
                                                                                ---------------      ----
UTILITIES -- (2.1%)
    Other Securities.................................................               613,792,643       2.2%
                                                                                ---------------      ----
TOTAL COMMON STOCKS..................................................            27,580,307,972      99.1%
                                                                                ---------------      ----
PREFERRED STOCKS -- (0.0%)

COMMUNICATION SERVICES -- (0.0%)
    Other Security...................................................                   632,503       0.0%
                                                                                ---------------      ----
INDUSTRIALS -- (0.0%)
    Other Security...................................................                     8,278       0.0%
                                                                                ---------------      ----
TOTAL PREFERRED STOCKS...............................................                   640,781       0.0%
                                                                                ---------------      ----
TOTAL INVESTMENT SECURITIES
  (Cost $17,943,654,008).............................................            27,580,948,753
                                                                                ---------------

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
        1.752%......................................................... 216,323,278 $   216,323,278        0.8%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (4.7%)
@(S)  The DFA Short Term Investment Fund............................... 119,414,241   1,381,742,178        5.0%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $19,541,573,319)...............................................             $29,179,014,209      104.9%
                                                                                    ===============      =====

As of October 31, 2019, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................   1,575    12/20/19  $236,844,052 $239,069,250   $2,225,198
                                                                        ------------ ------------   ----------
TOTAL FUTURES CONTRACTS...........................                      $236,844,052 $239,069,250   $2,225,198
                                                                        ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                               --------------- -------------- -------- ---------------
Common Stocks
   Communication Services..... $ 2,078,257,242             --       -- $ 2,078,257,242
   Consumer Discretionary.....   3,401,773,330 $        9,637       --   3,401,782,967
   Consumer Staples...........   1,588,128,828             --       --   1,588,128,828
   Energy.....................   1,312,909,526             --       --   1,312,909,526
   Financials.................   4,553,514,252         85,775       --   4,553,600,027
   Health Care................   3,184,408,328          3,552       --   3,184,411,880
   Industrials................   3,895,118,027             --       --   3,895,118,027
   Information Technology.....   5,690,881,778          7,541       --   5,690,889,319
   Materials..................   1,175,485,520             --       --   1,175,485,520
   Real Estate................      85,931,993             --       --      85,931,993
   Utilities..................     613,792,643             --       --     613,792,643
Preferred Stocks
   Communication Services.....         632,503             --       --         632,503
   Industrials................           8,278             --       --           8,278
Temporary Cash Investments....     216,323,278             --       --     216,323,278
Securities Lending Collateral.              --  1,381,742,178       --   1,381,742,178
Futures Contracts**...........       2,225,198             --       --       2,225,198
                               --------------- -------------- -------- ---------------
TOTAL......................... $27,799,390,724 $1,381,848,683       -- $29,181,239,407
                               =============== ============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (93.7%)
COMMUNICATION SERVICES -- (6.2%)
*   Alphabet, Inc., Class A..........................................    10,540 $   13,267,752       0.3%
*   Alphabet, Inc., Class C..........................................    11,067     13,945,637       0.3%
    AT&T, Inc........................................................ 1,408,047     54,195,729       1.2%
*   Charter Communications, Inc., Class A............................    22,828     10,680,308       0.2%
    Comcast Corp., Class A...........................................   487,867     21,866,199       0.5%
    Verizon Communications, Inc......................................   276,980     16,748,981       0.4%
    Walt Disney Co. (The)............................................    93,781     12,184,028       0.3%
    Other Securities.................................................              159,286,948       3.4%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................              302,175,582       6.6%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (10.3%)
    General Motors Co................................................   312,543     11,614,098       0.3%
*   Murphy USA, Inc..................................................    63,703      7,512,495       0.2%
    Other Securities.................................................              483,677,170      10.4%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................              502,803,763      10.9%
                                                                                --------------      ----
CONSUMER STAPLES -- (3.7%)
    Procter & Gamble Co. (The).......................................   116,144     14,461,089       0.3%
    Walmart, Inc.....................................................    76,857      9,012,252       0.2%
    Other Securities.................................................              156,304,812       3.4%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................              179,778,153       3.9%
                                                                                --------------      ----
ENERGY -- (5.5%)
    Chevron Corp.....................................................   234,556     27,241,334       0.6%
    Exxon Mobil Corp.................................................   466,524     31,523,027       0.7%
    HollyFrontier Corp...............................................   169,076      9,289,035       0.2%
    Valero Energy Corp...............................................    89,358      8,665,939       0.2%
    Other Securities.................................................              189,241,212       4.1%
                                                                                --------------      ----
TOTAL ENERGY.........................................................              265,960,547       5.8%
                                                                                --------------      ----
FINANCIALS -- (22.8%)
    Bank of America Corp.............................................   851,074     26,613,084       0.6%
*   Berkshire Hathaway, Inc., Class B................................   140,759     29,922,548       0.7%
    Citigroup, Inc...................................................   204,743     14,712,832       0.3%
    Fifth Third Bancorp..............................................   263,905      7,674,357       0.2%
    First American Financial Corp....................................   149,802      9,254,768       0.2%
    Hartford Financial Services Group, Inc. (The)....................   173,532      9,905,207       0.2%
    JPMorgan Chase & Co..............................................   417,971     52,212,937       1.1%
    Morgan Stanley...................................................   164,084      7,556,068       0.2%
    PNC Financial Services Group, Inc. (The).........................    52,144      7,649,525       0.2%
    RenaissanceRe Holdings, Ltd......................................    40,926      7,660,529       0.2%
    Wells Fargo & Co.................................................   538,528     27,804,201       0.6%
    Other Securities.................................................              912,226,155      19.8%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            1,113,192,211      24.3%
                                                                                --------------      ----
HEALTH CARE -- (8.2%)
    Anthem, Inc......................................................    28,912      7,779,641       0.2%
*   Cigna Corp.......................................................    44,445      7,931,655       0.2%
    CVS Health Corp..................................................   137,754      9,145,488       0.2%
    Johnson & Johnson................................................    75,789     10,007,180       0.2%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                                  PERCENTAGE
                                                                        SHARES       VALUE+     OF NET ASSETS++
                                                                      ---------- -------------- ---------------
HEALTH CARE -- (Continued)
    Merck & Co., Inc.................................................    149,737 $   12,976,208       0.3%
    Pfizer, Inc......................................................    341,124     13,088,928       0.3%
    UnitedHealth Group, Inc..........................................     51,083     12,908,674       0.3%
    Other Securities.................................................               328,398,243       7.1%
                                                                                 --------------      ----
TOTAL HEALTH CARE....................................................               402,236,017       8.8%
                                                                                 --------------      ----
INDUSTRIALS -- (16.1%)
*   AECOM............................................................    197,010      7,882,370       0.2%
*   Genesee & Wyoming, Inc., Class A.................................     76,777      8,524,550       0.2%
    L3Harris Technologies, Inc.......................................     42,343      8,735,784       0.2%
*   MasTec, Inc......................................................    119,034      7,492,000       0.2%
    Norfolk Southern Corp............................................     41,621      7,575,022       0.2%
    Quanta Services, Inc.............................................    202,897      8,531,819       0.2%
    United Technologies Corp.........................................     67,283      9,660,493       0.2%
    Other Securities.................................................               724,137,803      15.7%
                                                                                 --------------      ----
TOTAL INDUSTRIALS....................................................               782,539,841      17.1%
                                                                                 --------------      ----
INFORMATION TECHNOLOGY -- (14.4%)
    Apple, Inc.......................................................    285,245     70,957,546       1.6%
    Cisco Systems, Inc...............................................    237,876     11,301,489       0.3%
    Hewlett Packard Enterprise Co....................................    472,548      7,754,513       0.2%
    Intel Corp.......................................................    578,019     32,675,414       0.7%
*   Micron Technology, Inc...........................................    295,915     14,070,758       0.3%
    Microsoft Corp...................................................    278,222     39,888,688       0.9%
    Oracle Corp......................................................    141,867      7,730,333       0.2%
    SYNNEX Corp......................................................     64,671      7,614,364       0.2%
    Other Securities.................................................               510,312,479      10.9%
                                                                                 --------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................               702,305,584      15.3%
                                                                                 --------------      ----
MATERIALS -- (4.8%)
    Reliance Steel & Aluminum Co.....................................     86,542     10,042,334       0.2%
    Other Securities.................................................               224,342,552       4.9%
                                                                                 --------------      ----
TOTAL MATERIALS......................................................               234,384,886       5.1%
                                                                                 --------------      ----
REAL ESTATE -- (0.5%)
    Other Securities.................................................                23,365,766       0.5%
                                                                                 --------------      ----
UTILITIES -- (1.2%)
    Other Securities.................................................                58,468,078       1.3%
                                                                                 --------------      ----
TOTAL COMMON STOCKS..................................................             4,567,210,428      99.6%
                                                                                 --------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security...................................................                   393,525       0.0%
                                                                                 --------------      ----
TOTAL INVESTMENT SECURITIES
  (Cost $2,995,944,746)..............................................             4,567,603,953
                                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional U.S. Government Money Market Fund,
      1.752%......................................................... 17,630,939     17,630,939       0.4%
                                                                                 --------------      ----

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED


                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (5.9%)
@(S)  The DFA Short Term Investment Fund............................... 24,831,344 $  287,323,477        6.3%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,300,865,688)................................................            $4,872,558,369      106.3%
                                                                                   ==============      =====

As of October 31, 2019, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    137     12/20/19  $20,597,530 $20,795,230    $197,700
                                                                        ----------- -----------    --------
TOTAL FUTURES CONTRACTS...........................                      $20,597,530 $20,795,230    $197,700
                                                                        =========== ===========    ========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               -------------- ------------ -------- --------------
Common Stocks
   Communication Services..... $  302,175,582           --       -- $  302,175,582
   Consumer Discretionary.....    502,800,094 $      3,669       --    502,803,763
   Consumer Staples...........    179,778,153           --       --    179,778,153
   Energy.....................    265,960,547           --       --    265,960,547
   Financials.................  1,113,157,868       34,343       --  1,113,192,211
   Health Care................    402,236,017           --       --    402,236,017
   Industrials................    782,539,841           --       --    782,539,841
   Information Technology.....    702,305,584           --       --    702,305,584
   Materials..................    234,384,886           --       --    234,384,886
   Real Estate................     23,365,766           --       --     23,365,766
   Utilities..................     58,468,078           --       --     58,468,078
Preferred Stocks
   Communication Services.....        393,525           --       --        393,525
Temporary Cash Investments....     17,630,939           --       --     17,630,939
Securities Lending Collateral.             --  287,323,477       --    287,323,477
Futures Contracts**...........        197,700           --       --        197,700
                               -------------- ------------ -------- --------------
TOTAL......................... $4,585,394,580 $287,361,489       -- $4,872,756,069
                               ============== ============ ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (89.2%)
COMMUNICATION SERVICES -- (3.1%)
    Cogent Communications Holdings, Inc.............................. . 631,324 $   37,020,839       0.2%
#   Nexstar Media Group, Inc., Class A...............................   414,138     40,291,486       0.2%
*   Zynga, Inc., Class A............................................. 6,669,293     41,149,538       0.2%
    Other Securities.................................................              491,304,273       2.9%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................              609,766,136       3.5%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (13.0%)
    Aaron's, Inc.....................................................   727,525     54,513,448       0.3%
*   Deckers Outdoor Corp.............................................   346,499     52,979,697       0.3%
#   Dick's Sporting Goods, Inc.......................................   933,286     36,332,824       0.2%
*   Helen of Troy, Ltd...............................................   324,067     48,532,274       0.3%
#   Lithia Motors, Inc., Class A.....................................   260,591     41,037,871       0.2%
#*  Murphy USA, Inc..................................................   413,646     48,781,273       0.3%
    Steven Madden, Ltd...............................................   953,272     39,255,741       0.2%
#*  Tempur Sealy International, Inc..................................   444,406     40,418,726       0.2%
*   TopBuild Corp....................................................   357,071     37,110,389       0.2%
    Other Securities.................................................            2,106,497,120      12.2%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................            2,505,459,363      14.4%
                                                                                --------------      ----
CONSUMER STAPLES -- (3.7%)
#*  Boston Beer Co., Inc. (The), Class A.............................    96,755     36,230,877       0.2%
#   Sanderson Farms, Inc.............................................   312,059     48,309,854       0.3%
    Other Securities.................................................              632,587,281       3.6%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................              717,128,012       4.1%
                                                                                --------------      ----
ENERGY -- (4.0%)
    Other Securities.................................................              768,821,451       4.4%
                                                                                --------------      ----
FINANCIALS -- (18.1%)
    BancorpSouth Bank................................................ 1,485,534     45,561,328       0.3%
    Cathay General Bancorp........................................... 1,256,514     44,694,203       0.3%
    Columbia Banking System, Inc..................................... 1,031,366     40,532,684       0.2%
#   Community Bank System, Inc.......................................   620,520     42,058,846       0.2%
#   Federated Investors, Inc., Class B............................... 1,156,752     36,946,659       0.2%
    FirstCash, Inc...................................................   587,929     49,615,328       0.3%
#   Glacier Bancorp, Inc.............................................   932,686     39,471,272       0.2%
#*  LendingTree, Inc.................................................   112,606     40,521,269       0.2%
#   RLI Corp.........................................................   474,546     46,182,817       0.3%
    Selective Insurance Group, Inc...................................   740,031     51,150,943       0.3%
    TCF Financial Corp............................................... 1,562,941     61,876,834       0.4%
    Other Securities.................................................            3,006,108,647      17.3%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            3,504,720,830      20.2%
                                                                                --------------      ----
HEALTH CARE -- (8.3%)
*   Amedisys, Inc....................................................   364,629     46,862,119       0.3%
*   Horizon Therapeutics P.L.C....................................... 2,206,712     63,796,044       0.4%
#*  LHC Group, Inc...................................................   381,579     42,343,822       0.3%
    Other Securities.................................................            1,449,445,083       8.2%
                                                                                --------------      ----
TOTAL HEALTH CARE....................................................            1,602,447,068       9.2%
                                                                                --------------      ----

U.S. SMALL CAP PORTFOLIO

CONTINUED


                                                                                                    PERCENTAGE
                                                                        SHARES        VALUE+      OF NET ASSETS++
                                                                      ----------- --------------- ---------------
INDUSTRIALS -- (18.2%)
    Armstrong World Industries, Inc..................................     525,430 $    49,143,468       0.3%
#*  Cimpress NV......................................................     293,238      38,742,605       0.2%
*   Clean Harbors, Inc...............................................     518,261      42,735,802       0.3%
*   FTI Consulting, Inc..............................................     402,955      43,869,711       0.3%
*   Generac Holdings, Inc............................................     545,711      52,704,768       0.3%
#   MSA Safety, Inc..................................................     350,718      42,110,710       0.2%
*   RBC Bearings, Inc................................................     255,557      41,001,565       0.2%
    Simpson Manufacturing Co., Inc...................................     480,682      39,723,560       0.2%
    Tetra Tech, Inc..................................................     660,168      57,744,895       0.3%
#*  Trex Co., Inc....................................................     514,242      45,196,729       0.3%
    Other Securities.................................................               3,059,255,549      17.6%
                                                                                  ---------------      ----
TOTAL INDUSTRIALS....................................................               3,512,229,362      20.2%
                                                                                  ---------------      ----
INFORMATION TECHNOLOGY -- (12.3%)
*   ACI Worldwide, Inc...............................................   1,171,716      36,780,165       0.2%
    Cabot Microelectronics Corp......................................     308,834      46,670,994       0.3%
*   CACI International, Inc., Class A................................     165,649      37,063,964       0.2%
*   Cirrus Logic, Inc................................................     572,846      38,930,614       0.2%
    KBR, Inc.........................................................   1,714,360      48,276,378       0.3%
*   Manhattan Associates, Inc........................................     552,572      41,415,271       0.2%
    Science Applications International Corp..........................     458,863      37,911,261       0.2%
*   Tech Data Corp...................................................     393,553      47,816,689       0.3%
    Other Securities.................................................               2,046,417,672      11.8%
                                                                                  ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................               2,381,283,008      13.7%
                                                                                  ---------------      ----
MATERIALS -- (4.7%)
    Other Securities.................................................                 912,582,722       5.3%
                                                                                  ---------------      ----
REAL ESTATE -- (0.5%)
    Other Securities.................................................                  91,820,788       0.5%
                                                                                  ---------------      ----
UTILITIES -- (3.3%)
#   American States Water Co.........................................     380,399      36,187,357       0.2%
#   Ormat Technologies, Inc..........................................     470,860      36,049,042       0.2%
    PNM Resources, Inc...............................................     769,055      40,106,218       0.2%
    Other Securities.................................................                 520,178,473       3.0%
                                                                                  ---------------      ----
TOTAL UTILITIES......................................................                 632,521,090       3.6%
                                                                                  ---------------      ----
TOTAL COMMON STOCKS..................................................              17,238,779,830      99.1%
                                                                                  ---------------      ----
PREFERRED STOCKS -- (0.0%)

COMMUNICATION SERVICES -- (0.0%)
    Other Security...................................................                   1,736,605       0.0%
                                                                                  ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Security...................................................                         341       0.0%
                                                                                  ---------------      ----
TOTAL INVESTMENT SECURITIES
  (Cost $13,883,352,488).............................................              17,240,516,776
                                                                                  ---------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
    State Street Institutional U.S. Government Money Market Fund,
      1.752%......................................................... 112,333,400     112,333,400       0.7%
                                                                                  ---------------      ----

U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (10.2%)
@(S)  The DFA Short Term Investment Fund............................... 169,778,412 $ 1,964,506,010       11.3%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $15,959,983,800)...............................................             $19,317,356,186      111.1%
                                                                                    ===============      =====

As of October 31, 2019, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................   1,004    12/20/19  $147,032,232 $152,397,160   $5,364,928
                                                                        ------------ ------------   ----------
TOTAL FUTURES CONTRACTS...........................                      $147,032,232 $152,397,160   $5,364,928
                                                                        ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                               --------------- -------------- -------- ---------------
Common Stocks
   Communication Services..... $   609,766,136             --       -- $   609,766,136
   Consumer Discretionary.....   2,505,429,809 $       29,554       --   2,505,459,363
   Consumer Staples...........     717,128,012             --       --     717,128,012
   Energy.....................     768,821,451             --       --     768,821,451
   Financials.................   3,504,527,975        192,855       --   3,504,720,830
   Health Care................   1,602,436,668         10,400       --   1,602,447,068
   Industrials................   3,512,229,362             --       --   3,512,229,362
   Information Technology.....   2,381,264,380         18,628       --   2,381,283,008
   Materials..................     912,582,722             --       --     912,582,722
   Real Estate................      91,820,788             --       --      91,820,788
   Utilities..................     632,521,090             --       --     632,521,090
Preferred Stocks
   Communication Services.....       1,736,605             --       --       1,736,605
Rights/Warrants
   Consumer Discretionary.....              --            341       --             341
Temporary Cash Investments....     112,333,400             --       --     112,333,400
Securities Lending Collateral.              --  1,964,506,010       --   1,964,506,010
Futures Contracts**...........       5,364,928             --       --       5,364,928
                               --------------- -------------- -------- ---------------
TOTAL......................... $17,357,963,326 $1,964,757,788       -- $19,322,721,114
                               =============== ============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (90.3%)
COMMUNICATION SERVICES -- (2.3%)
    Other Securities.................................................           $  157,740,820       2.5%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (11.8%)
#   Callaway Golf Co................................................. 1,105,362     22,350,420       0.4%
*   Cavco Industries, Inc............................................    89,870     17,223,585       0.3%
#*  Crocs, Inc.......................................................   522,598     18,285,704       0.3%
#*  Gentherm, Inc....................................................   398,697     16,653,574       0.3%
    La-Z-Boy, Inc....................................................   558,862     19,845,190       0.3%
    MDC Holdings, Inc................................................   462,269     17,894,433       0.3%
#*  Sleep Number Corp................................................   435,376     20,950,293       0.3%
#   Winnebago Industries, Inc........................................   345,353     16,601,119       0.3%
    Other Securities.................................................              668,988,329      10.4%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................              818,792,647      12.9%
                                                                                --------------      ----
CONSUMER STAPLES -- (3.6%)
    Coca-Cola Consolidated, Inc......................................    61,754     16,942,827       0.3%
    Inter Parfums, Inc...............................................   301,212     23,322,845       0.4%
#   WD-40 Co.........................................................    92,091     17,257,853       0.3%
    Other Securities.................................................              195,184,819       3.0%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................              252,708,344       4.0%
                                                                                --------------      ----
ENERGY -- (4.7%)
    Other Securities.................................................              329,187,071       5.2%
                                                                                --------------      ----
FINANCIALS -- (20.4%)
    Ameris Bancorp...................................................   476,979     20,438,550       0.3%
    First BanCorp.................................................... 1,694,054     17,821,448       0.3%
    Horace Mann Educators Corp.......................................   409,827     17,852,064       0.3%
*   NMI Holdings, Inc., Class A......................................   763,913     22,344,455       0.4%
    Safety Insurance Group, Inc......................................   178,562     17,356,226       0.3%
    Walker & Dunlop, Inc.............................................   339,012     21,354,366       0.3%
    WSFS Financial Corp..............................................   404,092     17,040,560       0.3%
    Other Securities.................................................            1,285,986,555      20.1%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            1,420,194,224      22.3%
                                                                                --------------      ----
HEALTH CARE -- (9.7%)
#   Atrion Corp......................................................    20,115     16,965,594       0.3%
    CONMED Corp......................................................   251,185     27,635,374       0.4%
*   CorVel Corp......................................................   260,818     20,635,920       0.3%
    Ensign Group, Inc. (The).........................................   472,750     19,973,687       0.3%
#   US Physical Therapy, Inc.........................................   141,440     20,009,517       0.3%
    Other Securities.................................................              572,455,025       9.0%
                                                                                --------------      ----
TOTAL HEALTH CARE....................................................              677,675,117      10.6%
                                                                                --------------      ----
INDUSTRIALS -- (18.6%)
#   AAON, Inc........................................................   397,794     19,356,656       0.3%
    Albany International Corp., Class A..............................   214,764     18,035,881       0.3%
*   Casella Waste Systems, Inc., Class A.............................   462,261     20,149,957       0.3%
    Comfort Systems USA, Inc.........................................   370,163     18,659,917       0.3%
    Federal Signal Corp..............................................   665,416     21,586,095       0.3%

U.S. MICRO CAP PORTFOLIO

CONTINUED


                                                                                               PERCENTAGE
                                                                      SHARES      VALUE+     OF NET ASSETS++
                                                                      ------- -------------- ---------------
INDUSTRIALS -- (Continued)
    Forward Air Corp................................................. 306,722 $   21,215,961       0.3%
*   Gibraltar Industries, Inc........................................ 326,472     17,378,105       0.3%
    Kaman Corp....................................................... 281,442     16,512,202       0.3%
    McGrath RentCorp................................................. 243,556     18,585,758       0.3%
*   Meritor, Inc..................................................... 757,605     16,690,038       0.3%
*   Saia, Inc........................................................ 216,536     19,315,011       0.3%
    Other Securities.................................................          1,086,557,865      17.1%
                                                                              --------------      ----
TOTAL INDUSTRIALS....................................................          1,294,043,446      20.4%
                                                                              --------------      ----
INFORMATION TECHNOLOGY -- (12.2%)
#   Badger Meter, Inc................................................ 332,787     19,235,089       0.3%
    Brooks Automation, Inc........................................... 400,565     17,011,995       0.3%
#   CSG Systems International, Inc................................... 350,580     20,207,431       0.3%
*   ExlService Holdings, Inc ........................................ 262,074     18,248,213       0.3%
*   Fabrinet......................................................... 391,593     22,019,274       0.4%
*   Insight Enterprises, Inc......................................... 311,814     19,139,143       0.3%
*   Knowles Corp..................................................... 859,266     18,542,960       0.3%
*   Lattice Semiconductor Corp....................................... 850,629     16,663,822       0.3%
*   Onto Innovation Inc.............................................. 545,072     17,551,321       0.3%
*   OSI Systems, Inc................................................. 216,976     21,532,698       0.3%
*   Plexus Corp...................................................... 225,831     16,697,944       0.3%
    Other Securities.................................................            643,975,152      10.0%
                                                                              --------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................            850,825,042      13.4%
                                                                              --------------      ----
MATERIALS -- (4.2%)
    Innospec, Inc.................................................... 251,221     22,951,551       0.4%
    Kaiser Aluminum Corp............................................. 167,047     17,887,393       0.3%
    Other Securities.................................................            249,583,004       3.9%
                                                                              --------------      ----
TOTAL MATERIALS......................................................            290,421,948       4.6%
                                                                              --------------      ----
REAL ESTATE -- (0.7%)
    Other Securities.................................................             49,608,234       0.8%
                                                                              --------------      ----
UTILITIES -- (2.1%)
#   California Water Service Group................................... 408,800     22,880,536       0.4%
    Otter Tail Corp.................................................. 303,669     17,211,959       0.3%
    Other Securities.................................................            105,104,872       1.6%
                                                                              --------------      ----
TOTAL UTILITIES......................................................            145,197,367       2.3%
                                                                              --------------      ----
TOTAL COMMON STOCKS..................................................          6,286,394,260      99.0%
                                                                              --------------      ----
PREFERRED STOCKS -- (0.0%)

COMMUNICATION SERVICES -- (0.0%)
    Other Security...................................................                635,471       0.0%
                                                                              --------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Security...................................................                    508       0.0%
                                                                              --------------      ----
TOTAL INVESTMENT SECURITIES
  (Cost $4,315,833,245)..............................................          6,287,030,239
                                                                              --------------

U.S. MICRO CAP PORTFOLIO

CONTINUED


                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
        1.752%......................................................... 57,447,741 $   57,447,741        0.9%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (8.9%)
@(S)  The DFA Short Term Investment Fund............................... 53,325,046    617,024,110        9.7%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,990,234,767)................................................            $6,961,502,090      109.6%
                                                                                   ==============      =====

As of October 31, 2019, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    386     12/20/19  $57,536,063 $58,590,940   $1,054,877
                                                                        ----------- -----------   ----------
TOTAL FUTURES CONTRACTS...........................                      $57,536,063 $58,590,940   $1,054,877
                                                                        =========== ===========   ==========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               -------------- ------------ -------- --------------
Common Stocks
   Communication Services..... $  157,740,820           --       -- $  157,740,820
   Consumer Discretionary.....    818,781,168 $     11,479       --    818,792,647
   Consumer Staples...........    252,708,344           --       --    252,708,344
   Energy.....................    329,187,071           --       --    329,187,071
   Financials.................  1,420,040,837      153,387       --  1,420,194,224
   Health Care................    677,675,117           --       --    677,675,117
   Industrials................  1,294,043,446           --       --  1,294,043,446
   Information Technology.....    850,815,662        9,380       --    850,825,042
   Materials..................    290,421,948           --       --    290,421,948
   Real Estate................     49,608,234           --       --     49,608,234
   Utilities..................    145,197,367           --       --    145,197,367
Preferred Stocks
   Communication Services.....        635,471           --       --        635,471
Rights/Warrants
   Consumer Discretionary.....             --          508       --            508
Temporary Cash Investments....     57,447,741           --       --     57,447,741
Securities Lending Collateral.             --  617,024,110       --    617,024,110
Futures Contracts**...........      1,054,877           --       --      1,054,877
                               -------------- ------------ -------- --------------
TOTAL......................... $6,345,358,103 $617,198,864       -- $6,962,556,967
                               ============== ============ ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS++
                                                                      --------- ------------ ---------------
COMMON STOCKS -- (98.8%)
COMMUNICATION SERVICES -- (5.9%)
    Verizon Communications, Inc...................................... 1,041,662 $ 62,989,301       3.7%
    Other Securities.................................................             37,311,343       2.2%
                                                                                ------------      ----
TOTAL COMMUNICATION SERVICES.........................................            100,300,644       5.9%
                                                                                ------------      ----
CONSUMER DISCRETIONARY -- (16.3%)
*   Amazon.com, Inc..................................................    35,569   63,194,020       3.7%
*   Booking Holdings, Inc............................................     8,019   16,429,087       1.0%
    Home Depot, Inc. (The)...........................................   125,512   29,442,605       1.7%
    Lowe's Cos., Inc.................................................   119,377   13,323,667       0.8%
    NIKE, Inc., Class B..............................................   241,995   21,670,652       1.3%
    Starbucks Corp...................................................   127,762   10,803,555       0.6%
    Target Corp......................................................   118,241   12,641,145       0.7%
    TJX Cos., Inc. (The).............................................   208,682   12,030,517       0.7%
    Other Securities.................................................            100,909,265       6.0%
                                                                                ------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................            280,444,513      16.5%
                                                                                ------------      ----
CONSUMER STAPLES -- (9.3%)
    Altria Group, Inc................................................   442,710   19,828,981       1.2%
    Coca-Cola Co. (The)..............................................   644,805   35,096,736       2.1%
    Costco Wholesale Corp............................................    54,131   16,082,861       0.9%
    PepsiCo, Inc.....................................................   285,676   39,186,177       2.3%
    Other Securities.................................................             49,188,304       2.9%
                                                                                ------------      ----
TOTAL CONSUMER STAPLES...............................................            159,383,059       9.4%
                                                                                ------------      ----
ENERGY -- (1.2%)
    ConocoPhillips...................................................   203,326   11,223,595       0.7%
    Other Securities.................................................              9,187,457       0.5%
                                                                                ------------      ----
TOTAL ENERGY.........................................................             20,411,052       1.2%
                                                                                ------------      ----
FINANCIALS -- (3.1%)
    American Express Co..............................................    97,128   11,391,172       0.7%
    Other Securities.................................................             41,895,138       2.4%
                                                                                ------------      ----
TOTAL FINANCIALS.....................................................             53,286,310       3.1%
                                                                                ------------      ----
HEALTH CARE -- (11.8%)
    Amgen, Inc.......................................................   127,696   27,231,172       1.6%
*   Biogen, Inc......................................................    36,580   10,926,812       0.6%
    Bristol-Myers Squibb Co..........................................   341,403   19,586,290       1.2%
    Eli Lilly & Co...................................................   137,386   15,655,135       0.9%
    Gilead Sciences, Inc.............................................   182,157   11,605,222       0.7%
    Johnson & Johnson................................................   107,656   14,214,898       0.8%
    Merck & Co., Inc.................................................   650,368   56,360,891       3.3%
    Other Securities.................................................             46,808,806       2.8%
                                                                                ------------      ----
TOTAL HEALTH CARE....................................................            202,389,226      11.9%
                                                                                ------------      ----
INDUSTRIALS -- (16.9%)
    3M Co............................................................   128,903   21,267,706       1.2%
    Boeing Co. (The).................................................    41,230   14,014,489       0.8%
    Caterpillar, Inc.................................................   136,803   18,851,453       1.1%

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

                                                                                                     PERCENTAGE
                                                                          SHARES       VALUE+      OF NET ASSETS++
                                                                        ---------- --------------- ---------------
INDUSTRIALS -- (Continued)
      CSX Corp.........................................................    150,667 $    10,587,370        0.6%
      Deere & Co.......................................................     65,364      11,382,487        0.7%
      Honeywell International, Inc ....................................     90,936      15,707,375        0.9%
      Lockheed Martin Corp.............................................     40,600      15,293,208        0.9%
      Northrop Grumman Corp............................................     33,188      11,698,106        0.7%
      Union Pacific Corp...............................................    182,244      30,154,092        1.8%
*     United Airlines Holdings, Inc....................................    111,212      10,102,498        0.6%
      United Parcel Service, Inc., Class B.............................    107,409      12,370,295        0.7%
      Waste Management, Inc............................................     95,402      10,705,058        0.6%
      Other Securities.................................................                107,728,860        6.4%
                                                                                   ---------------      -----
TOTAL INDUSTRIALS......................................................                289,862,997       17.0%
                                                                                   ---------------      -----
INFORMATION TECHNOLOGY -- (32.1%)
      Accenture P.L.C., Class A........................................    127,579      23,655,698        1.4%
      Apple, Inc.......................................................    276,938      68,891,097        4.1%
      Automatic Data Processing, Inc...................................     75,447      12,239,767        0.7%
      Cisco Systems, Inc...............................................    947,223      45,002,565        2.6%
      Intel Corp.......................................................    270,214      15,275,197        0.9%
      International Business Machines Corp.............................    232,157      31,046,356        1.8%
      Intuit, Inc......................................................     41,654      10,725,905        0.6%
      KLA Corp.........................................................     60,132      10,164,713        0.6%
      Mastercard, Inc., Class A........................................    156,520      43,326,301        2.5%
*     Micron Technology, Inc...........................................    216,524      10,295,716        0.6%
      Microsoft Corp...................................................    448,664      64,324,958        3.8%
      Oracle Corp......................................................    540,495      29,451,573        1.7%
      QUALCOMM, Inc....................................................    190,660      15,336,690        0.9%
      Texas Instruments, Inc...........................................    181,415      21,405,156        1.3%
      Visa, Inc., Class A..............................................    317,833      56,847,610        3.3%
      Other Securities.................................................                 93,953,991        5.6%
                                                                                   ---------------      -----
TOTAL INFORMATION TECHNOLOGY...........................................                551,943,293       32.4%
                                                                                   ---------------      -----
MATERIALS -- (2.2%)
      Other Securities.................................................                 38,279,765        2.2%
                                                                                   ---------------      -----
UTILITIES -- (0.0%)
      Other Security...................................................                    466,235        0.0%
                                                                                   ---------------      -----
TOTAL COMMON STOCKS
  (Cost $1,512,866,781)................................................              1,696,767,094       99.6%
                                                                                   ---------------      -----
TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional U.S. Government Money Market Fund,
        1.752%......................................................... 11,153,223      11,153,223        0.7%
                                                                                   ---------------      -----
SECURITIES LENDING COLLATERAL -- (0.6%)
@(S)  The DFA Short Term Investment Fund...............................    869,099      10,056,343        0.6%
                                                                                   ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,534,075,213)................................................            $ 1,717,976,660      100.9%
                                                                                   ===============      =====

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2   LEVEL 3      TOTAL
                               -------------- ----------- -------- --------------
Common Stocks
   Communication Services..... $  100,300,644          --       -- $  100,300,644
   Consumer Discretionary.....    280,444,513          --       --    280,444,513
   Consumer Staples...........    159,383,059          --       --    159,383,059
   Energy.....................     20,411,052          --       --     20,411,052
   Financials.................     53,286,310          --       --     53,286,310
   Health Care................    202,389,226          --       --    202,389,226
   Industrials................    289,862,997          --       --    289,862,997
   Information Technology.....    551,943,293          --       --    551,943,293
   Materials..................     38,279,765          --       --     38,279,765
   Utilities..................        466,235          --       --        466,235
Temporary Cash Investments....     11,153,223          --       --     11,153,223
Securities Lending Collateral.             -- $10,056,343       --     10,056,343
                               -------------- ----------- -------- --------------
TOTAL......................... $1,707,920,317 $10,056,343       -- $1,717,976,660
                               ============== =========== ======== ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS++
                                                                      --------- ------------ ---------------
COMMON STOCKS -- (96.1%)
FINANCIALS -- (0.0%)
    Other Security...................................................           $     71,223       0.0%
                                                                                ------------       ---
REAL ESTATE -- (96.1%)
    Alexandria Real Estate Equities, Inc............................. 1,011,790  160,621,663       1.5%
    American Campus Communities, Inc................................. 1,222,192   61,085,156       0.6%
    American Homes 4 Rent, Class A................................... 2,400,755   63,547,985       0.6%
    American Tower Corp.............................................. 3,954,874  862,478,922       8.1%
    Apartment Investment & Management Co., Class A................... 1,343,137   73,711,359       0.7%
    AvalonBay Communities, Inc....................................... 1,246,770  271,371,958       2.5%
    Boston Properties, Inc........................................... 1,376,305  188,829,046       1.8%
    Brixmor Property Group, Inc...................................... 2,653,999   58,441,058       0.6%
    Camden Property Trust............................................   862,790   98,677,292       0.9%
    Crown Castle International Corp.................................. 3,715,695  515,701,309       4.8%
    CyrusOne, Inc.................................................... 1,005,094   71,643,100       0.7%
#   Digital Realty Trust, Inc........................................ 1,858,338  236,083,260       2.2%
    Douglas Emmett, Inc.............................................. 1,481,172   64,164,371       0.6%
    Duke Realty Corp................................................. 3,212,175  112,875,830       1.1%
    Equinix, Inc.....................................................   755,402  428,146,746       4.0%
    Equity LifeStyle Properties, Inc................................. 1,541,591  107,818,875       1.0%
    Equity Residential............................................... 3,315,232  293,928,469       2.8%
    Essex Property Trust, Inc........................................   589,672  192,899,401       1.8%
    Extra Space Storage, Inc......................................... 1,147,631  128,844,532       1.2%
    Federal Realty Investment Trust..................................   666,399   90,636,928       0.9%
    Gaming and Leisure Properties, Inc............................... 1,815,266   73,264,136       0.7%
    Healthcare Trust of America, Inc., Class A....................... 1,822,240   56,489,440       0.5%
    Healthpeak Properties, Inc....................................... 4,372,556  164,495,557       1.5%
    Host Hotels & Resorts, Inc....................................... 6,521,802  106,892,335       1.0%
    Invitation Homes, Inc............................................ 4,088,959  125,899,048       1.2%
#   Iron Mountain, Inc............................................... 2,557,308   83,879,702       0.8%
    Kilroy Realty Corp...............................................   943,912   79,222,534       0.7%
    Kimco Realty Corp................................................ 3,759,747   81,060,145       0.8%
#   Lamar Advertising Co., Class A...................................   764,638   61,178,686       0.6%
    Liberty Property Trust........................................... 1,395,833   82,451,855       0.8%
    Medical Properties Trust, Inc.................................... 3,974,409   82,389,499       0.8%
    Mid-America Apartment Communities, Inc........................... 1,016,747  141,317,666       1.3%
#   National Retail Properties, Inc.................................. 1,528,931   90,069,325       0.8%
#   Omega Healthcare Investors, Inc.................................. 2,011,292   88,577,300       0.8%
    Prologis, Inc.................................................... 5,633,166  494,366,648       4.6%
    Public Storage................................................... 1,401,958  312,440,360       2.9%
    Realty Income Corp............................................... 2,840,415  232,317,543       2.2%
    Regency Centers Corp............................................. 1,490,319  100,209,050       0.9%
    SBA Communications Corp.......................................... 1,009,625  242,966,256       2.3%
    Simon Property Group, Inc........................................ 2,742,293  413,208,709       3.9%
    SL Green Realty Corp.............................................   742,559   62,077,932       0.6%
    STORE Capital Corp............................................... 1,850,462   74,943,711       0.7%
    Sun Communities, Inc.............................................   812,863  132,212,167       1.2%
    UDR, Inc......................................................... 2,597,971  130,548,043       1.2%
    Ventas, Inc...................................................... 3,326,665  216,565,892       2.0%
    VEREIT, Inc...................................................... 9,470,406   93,188,795       0.9%
    Vornado Realty Trust............................................. 1,530,564  100,450,915       0.9%
    Welltower, Inc................................................... 3,618,348  328,147,980       3.1%
    WP Carey, Inc.................................................... 1,523,163  140,222,386       1.3%

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED


                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
REAL ESTATE -- (Continued)
      Other Securities.................................................             $ 2,092,380,084       19.6%
                                                                                    ---------------      -----
TOTAL REAL ESTATE......................................................              10,564,940,959       99.0%
                                                                                    ---------------      -----
TOTAL COMMON STOCKS
  (Cost $6,653,070,264)................................................              10,565,012,182       99.0%
                                                                                    ---------------      -----
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
        1.752%......................................................... 115,151,374     115,151,374        1.1%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (2.9%)
@(S)  The DFA Short Term Investment Fund...............................  27,408,938     317,148,823        3.0%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $7,085,345,302)................................................             $10,997,312,379      103.1%
                                                                                    ===============      =====

As of October 31, 2019, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    638     12/20/19  $95,935,733 $96,842,020    $906,287
                                                                        ----------- -----------    --------
TOTAL FUTURES CONTRACTS...........................                      $95,935,733 $96,842,020    $906,287
                                                                        =========== ===========    ========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3       TOTAL
                               --------------- ------------ -------- ---------------
Common Stocks
   Financials................. $        71,223           --       -- $        71,223
   Real Estate................  10,564,940,959           --       --  10,564,940,959
Temporary Cash Investments....     115,151,374           --       --     115,151,374
Securities Lending Collateral.              -- $317,148,823       --     317,148,823
Futures Contracts**...........         906,287           --       --         906,287
                               --------------- ------------ -------- ---------------
TOTAL......................... $10,681,069,843 $317,148,823       -- $10,998,218,666
                               =============== ============ ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                   ENHANCED U.S.
                                                       LARGE      U.S. LARGE CAP
                                                      COMPANY         EQUITY     U.S. LARGE CAP   U.S. TARGETED
                                                    PORTFOLIO*      PORTFOLIO*   VALUE PORTFOLIO VALUE PORTFOLIO*
                                                   -------------- -------------- --------------- ----------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value...........................................             --             -- $   25,666,839               --
Investment Securities at Value (including $1,259,
  $32,859, $0 and $1,409,998 of securities on
  loan, respectively)............................. $      384,984 $    1,608,309             --   $   10,684,535
Temporary Cash Investments at Value & Cost........             --          2,965             --           88,749
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $1,289,
  $19,726, $0 and $825,324).......................          1,289         19,728             --          825,426
Segregated Cash for Futures Contracts.............             --             --             --              186
Foreign Currencies at Value.......................              4             --             --               --
Cash..............................................         10,476             --             --               --
Receivables:
   Investment Securities Sold.....................             --          2,379             --           11,129
   Dividends and Interest.........................          2,714          1,426             --            5,561
   Securities Lending Income......................              1              7             --              657
   Fund Shares Sold...............................            186            308         13,667            3,814
   Futures Margin Variation.......................             --             --             --            3,302
Unrealized Gain on Forward Currency Contracts.....             52             --             --               --
Unrealized Gain on Foreign Currency Contracts.....             21             --             --               --
Prepaid Expenses and Other Assets.................             12             21            128              100
                                                   -------------- -------------- --------------   --------------
       Total Assets...............................        399,739      1,635,143     25,680,634       11,623,459
                                                   -------------- -------------- --------------   --------------
LIABILITIES:
Payables:
   Due to Custodian...............................             --              5             --               --
   Upon Return of Securities Loaned...............          1,288         19,730             --          825,459
   Investment Securities Purchased................          6,951             --             --            1,785
   Fund Shares Redeemed...........................            548          3,543         19,573            7,682
   Due to Advisor.................................             21            206          3,200            3,149
   Futures Margin Variation.......................          1,535             --             --               --
Unrealized Loss on Forward Currency Contracts.....          2,591             --             --               --
Accrued Expenses and Other Liabilities............             55            130          1,284            1,013
                                                   -------------- -------------- --------------   --------------
       Total Liabilities..........................         12,989         23,614         24,057          839,088
                                                   -------------- -------------- --------------   --------------
NET ASSETS........................................ $    386,750 $      1,611,529 $   25,656,577   $   10,784,371
                                                   ============== ============== ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Class R1 Shares -- based on net assets of $0; $0;
  $0 and $56,378 and shares outstanding of 0, 0,
  0 and 2,528,378, respectively...................            N/A            N/A            N/A   $        22.30
                                                   ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED.......................            N/A            N/A            N/A      200,000,000
                                                   ============== ============== ==============   ==============
Class R2 Shares -- based on net assets of $0; $0;
  $0 and $72,669 and shares outstanding of 0, 0,
  0 and 3,276,218, respectively...................            N/A            N/A            N/A   $        22.18
                                                   ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED.......................            N/A            N/A            N/A      200,000,000
                                                   ============== ============== ==============   ==============
Institutional Class Shares -- based on net assets
  of $386,750; $1,611,529; $25,656,577 and
  $10,655,324 and shares outstanding of
  27,590,706, 86,590,830, 690,991,083 and
  477,672,944, respectively....................... $      14.02 $          18.61 $        37.13   $        22.31
                                                   ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED.......................  1,000,000,000  1,000,000,000  4,000,000,000    1,500,000,000
                                                   ============== ============== ==============   ==============
Investment Securities at Cost..................... $      385,113 $    1,137,548            N/A   $    9,565,560
                                                   ============== ============== ==============   ==============
Foreign Currencies at Cost........................ $            4 $           -- $           --   $           --
                                                   ============== ============== ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $      353,056 $    1,138,064 $   18,455,261   $    9,398,309
Total Distributable Earnings (Loss)...............         33,694        473,465      7,201,316        1,386,062
                                                   -------------- -------------- --------------   --------------
NET ASSETS........................................ $      386,750 $    1,611,529 $   25,656,577   $   10,784,371
                                                   ============== ============== ==============   ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                U.S. CORE      U.S. CORE
                                                              U.S. SMALL CAP     EQUITY 1       EQUITY 2       U.S. VECTOR
                                                             VALUE PORTFOLIO*   PORTFOLIO*     PORTFOLIO*   EQUITY PORTFOLIO*
                                                             ---------------- -------------- -------------- -----------------
ASSETS:
Investment Securities at Value (including $1,680,794,
  $2,000,150, $2,194,918 and $444,125 of securities on
  loan, respectively).......................................  $   13,651,535  $   26,337,548 $   27,580,949  $    4,567,604
Temporary Cash Investments at Value & Cost..................         222,085         234,980        216,323          17,631
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $1,062,219, $1,249,503,
  $1,381,596 and $287,290)..................................       1,062,351       1,249,641      1,381,742         287,323
Segregated Cash for Futures Contracts.......................           4,089           8,618          9,923             863
Receivables:
   Investment Securities Sold...............................          23,976             520         25,763             275
   Dividends and Interest...................................           6,365          22,844         21,515           3,064
   Securities Lending Income................................             995             605            766             180
   Fund Shares Sold.........................................           6,502          24,379         10,812           1,672
   Futures Margin Variation.................................           2,865              --             --              --
Prepaid Expenses and Other Assets...........................              97             148            125              33
                                                              --------------  -------------- --------------  --------------
       Total Assets.........................................      14,980,860      27,879,283     29,247,918       4,878,645
                                                              --------------  -------------- --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................       1,062,300       1,249,627      1,381,666         287,341
   Investment Securities Purchased..........................              --          19,269          4,242              --
   Fund Shares Redeemed.....................................         144,828          11,905         25,231           6,043
   Due to Advisor...........................................           5,762           3,757          4,629           1,145
   Futures Margin Variation.................................              --             821            945              82
Accrued Expenses and Other Liabilities......................           1,457           1,846          2,050             422
                                                              --------------  -------------- --------------  --------------
       Total Liabilities....................................       1,214,347       1,287,225      1,418,763         295,033
                                                              --------------  -------------- --------------  --------------
NET ASSETS..................................................  $   13,766,513  $   26,592,058 $   27,829,155  $    4,583,612
                                                              ==============  ============== ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $13,766,513; $26,592,058; $27,829,155 and $4,583,612 and
  shares outstanding of 419,799,735, 1,076,017,880,
  1,227,971,702 and 244,986,408, respectively...............  $        32.79  $        24.71 $        22.66  $        18.71
                                                              ==============  ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................   3,400,000,000   3,000,000,000  4,600,000,000   2,000,000,000
                                                              ==============  ============== ==============  ==============
Investment Securities at Cost...............................  $   11,391,408  $   16,958,014 $   17,943,654  $    2,995,945
                                                              ==============  ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   11,289,391  $   16,761,133 $   17,576,057  $    2,930,401
Total Distributable Earnings (Loss).........................       2,477,122       9,830,925     10,253,098       1,653,211
                                                              --------------  -------------- --------------  --------------
NET ASSETS..................................................  $   13,766,513  $   26,592,058 $   27,829,155  $    4,583,612
                                                              ==============  ============== ==============  ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                              U.S. HIGH      DFA REAL
                                                                                              RELATIVE        ESTATE
                                                              U.S. SMALL CAP U.S. MICRO CAP PROFITABILITY   SECURITIES
                                                                PORTFOLIO*     PORTFOLIO*    PORTFOLIO*     PORTFOLIO*
                                                              -------------- -------------- ------------- --------------
ASSETS:
Investment Securities at Value (including $3,079,964,
  $895,854, $19,277 and $578,945 of securities on loan,
  respectively).............................................. $   17,240,517 $    6,287,030 $  1,696,767  $   10,565,012
Temporary Cash Investments at Value & Cost...................        112,333         57,448       11,153         115,151
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $1,964,298, $616,954, $10,055 and
  $317,124)..................................................      1,964,506        617,024       10,056         317,149
Segregated Cash for Futures Contracts........................          6,325          2,432           --           4,019
Receivables:
   Investment Securities Sold................................         40,002          6,531           --              --
   Dividends and Interest....................................          5,392          2,759        1,906           5,714
   Securities Lending Income.................................          1,094            312            5              97
   Fund Shares Sold..........................................          6,332          3,612        4,883           8,567
Prepaid Expenses and Other Assets............................             76             43           73              59
                                                              -------------- -------------- ------------  --------------
       Total Assets..........................................     19,376,577      6,977,191    1,724,843      11,015,768
                                                              -------------- -------------- ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..........................      1,964,649        617,006       10,060         317,240
   Investment Securities Purchased...........................             --          3,837       10,300          16,469
   Fund Shares Redeemed......................................         12,357          1,552          794           8,105
   Due to Advisor............................................          5,059          2,626          243           1,290
   Futures Margin Variation..................................            603            231           --             383
Accrued Expenses and Other Liabilities.......................          1,414            640          144             844
                                                              -------------- -------------- ------------  --------------
       Total Liabilities.....................................      1,984,082        625,892       21,541         344,331
                                                              -------------- -------------- ------------  --------------
NET ASSETS................................................... $   17,392,495 $    6,351,299 $  1,703,302  $   10,671,437
                                                              ============== ============== ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $17,392,495; $6,351,299; $1,703,302 and $10,671,437 and
  shares outstanding of 514,596,633, 305,614,181,
  126,062,603 and 254,695,760, respectively.................. $        33.80 $        20.78 $      13.51  $        41.90
                                                              ============== ============== ============  ==============
NUMBER OF SHARES AUTHORIZED..................................  2,000,000,000  3,000,000,000  500,000,000   1,700,000,000
                                                              ============== ============== ============  ==============
Investment Securities at Cost................................ $   13,883,352 $    4,315,833 $  1,512,867  $    6,653,071
                                                              ============== ============== ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $   13,665,331 $    4,253,256 $  1,527,593  $    6,773,117
Total Distributable Earnings (Loss)..........................      3,727,164      2,098,043      175,709       3,898,320
                                                              -------------- -------------- ------------  --------------
NET ASSETS................................................... $   17,392,495 $    6,351,299 $  1,703,302  $   10,671,437
                                                              ============== ============== ============  ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                 ENHANCED U.S.
                                                                     LARGE     U.S. LARGE CAP
                                                                    COMPANY        EQUITY      U.S. LARGE CAP   U.S. TARGETED
                                                                  PORTFOLIO#     PORTFOLIO#   VALUE PORTFOLIO* VALUE PORTFOLIO#
                                                                 ------------- -------------- ---------------- ----------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $0
     and $0, respectively)......................................         --             --       $  651,960              --
   Income from Securities Lending...............................         --             --            1,415              --
   Expenses Allocated from Affiliated Investment Companies......         --             --          (27,377)             --
                                                                    -------       --------       ----------       ---------
       Total Net Investment Income Allocated from
         Affiliated Investment Companies........................         --             --          625,998              --
                                                                    -------       --------       ----------       ---------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $1, $0
     and $169, respectively)....................................         --       $ 30,337               --       $ 186,204
   Interest.....................................................    $ 7,002             --               --              --
   Income from Securities Lending...............................          6             99               --           5,675
          Total Fund Investment Income..........................      7,008         30,436               --         191,879
FUND EXPENSES
   Investment Management Fees...................................        659          2,337           62,565          36,857
   Accounting & Transfer Agent Fees.............................         84            321            3,016           1,286
   S&P 500(R) Fees..............................................          8             --               --              --
   Custodian Fees...............................................          9             26                1             157
   Shareholder Servicing Fees
     Class R1 Shares............................................         --             --               --              49
     Class R2 Shares............................................         --             --               --             219
   Filing Fees..................................................         26             57              398             292
   Shareholders' Reports........................................         23             44              710             481
   Directors'/Trustees' Fees & Expenses.........................          2              9              149              62
   Professional Fees............................................          6             28               66             195
   Other........................................................          8             70              126             249
                                                                    -------       --------       ----------       ---------
          Total Fund Expenses...................................        825          2,892           67,031          39,847
                                                                    -------       --------       ----------       ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C)..................       (332)            --          (25,027)             --
                                                                    -------       --------       ----------       ---------
   Net Expenses.................................................        493          2,892           42,004          39,847
                                                                    -------       --------       ----------       ---------
   NET INVESTMENT INCOME (LOSS).................................      6,515         27,544          583,994         152,032
                                                                    -------       --------       ----------       ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.............................       (598)         7,768               --         294,019
       Affiliated Investment Companies Shares Sold..............         --             (1)              --             (25)
       Transactions Allocated from Affiliated Investment
         Company**..............................................         --             --          567,299              --
       Futures..................................................      3,117          1,076               --           2,964
       Foreign Currency Transactions............................        (22)            --               --              --
       Forward Currency Contracts...............................      4,580             --               --              --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...............      4,904        161,776               --        (345,890)
       Affiliated Investment Companies Shares...................         --              1               --              76
       Transactions Allocated from Affiliated Investment
         Company................................................         --             --          520,416              --
       Futures..................................................     32,621             --               --           5,420
       Translation of Foreign Currency-Denominated Amounts......         17             --               --              --
       Forward Currency Contracts...............................     (2,987)            --               --              --
                                                                    -------       --------       ----------       ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS)......................     41,632        170,620        1,087,715         (43,436)
                                                                    -------       --------       ----------       ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS....................................................    $48,147       $198,164       $1,671,709       $ 108,596
                                                                    =======       ========       ==========       =========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                            U.S. CORE   U.S. CORE   U.S. VECTOR
                                                                            U.S. SMALL CAP   EQUITY 1    EQUITY 2     EQUITY
                                                                           VALUE PORTFOLIO# PORTFOLIO#  PORTFOLIO#  PORTFOLIO#
                                                                           ---------------- ----------  ----------  -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $244, $149, $179 and $41,
     respectively)........................................................    $ 242,881     $  470,174  $  490,403   $ 81,906
   Income from Securities Lending.........................................        7,867          6,494       7,992      1,945
                                                                              ---------     ----------  ----------   --------
       Total Investment Income............................................      250,748        476,668     498,395     83,851
                                                                              ---------     ----------  ----------   --------
EXPENSES
   Investment Management Fees.............................................       69,977         42,253      52,139     13,548
   Accounting & Transfer Agent Fees.......................................        2,100          4,004       3,874        794
   Custodian Fees.........................................................          230            292         305         61
   Filing Fees............................................................          330            486         569         80
   Shareholders' Reports..................................................          612            463         497        159
   Directors'/Trustees' Fees & Expenses...................................           84            144         151         27
   Professional Fees......................................................          266            446         470         84
   Other..................................................................          331            578         607        109
          Total Expenses..................................................       73,930         48,666      58,612     14,862
                                                                              ---------     ----------  ----------   --------
   Net Expenses...........................................................       73,930         48,666      58,612     14,862
                                                                              ---------     ----------  ----------   --------
   NET INVESTMENT INCOME (LOSS)...........................................      176,818        428,002     439,783     68,989
                                                                              ---------     ----------  ----------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.......................................      252,390        426,686     599,875     79,679
       Affiliated Investment Companies Shares Sold........................          (15)           (10)        (16)        (8)
       Futures............................................................        2,914         18,158      12,596      5,143
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.........................     (894,215)     1,821,725   1,487,083    107,790
       Affiliated Investment Companies Shares.............................           92            121         119         24
       Futures............................................................        2,943          7,258      11,243       (433)
                                                                              ---------     ----------  ----------   --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)................................     (635,891)     2,273,938   2,110,900    192,195
                                                                              ---------     ----------  ----------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........    $(459,073)    $2,701,940  $2,550,683   $261,184
                                                                              =========     ==========  ==========   ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                                        U.S. HIGH    DFA REAL
                                                                                                        RELATIVE      ESTATE
                                                                        U.S. SMALL CAP U.S. MICRO CAP PROFITABILITY SECURITIES
                                                                          PORTFOLIO#     PORTFOLIO#    PORTFOLIO#   PORTFOLIO#
                                                                        -------------- -------------- ------------- ----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $117, $38, $0 and $19,
     respectively).....................................................   $ 243,984      $  91,143      $ 22,885    $  147,388
   Income from Securities Lending......................................      12,995          4,246            51           936
                                                                          ---------      ---------      --------    ----------
          Total Investment Income......................................     256,979         95,389        22,936       148,324
                                                                          ---------      ---------      --------    ----------
FUND EXPENSES
   Investment Management Fees..........................................      59,794         31,545         2,313        16,164
   Accounting & Transfer Agent Fees....................................       2,114            997           269         1,416
   Custodian Fees......................................................         245            117            24           108
   Filing Fees.........................................................         254            151           210           125
   Shareholders' Reports...............................................         559            216            44           411
   Directors'/Trustees' Fees & Expenses................................         101             37             5            54
   Professional Fees...................................................         320            116            17           169
   Other...............................................................         402            152            35           199
                                                                          ---------      ---------      --------    ----------
          Total Fund Expenses..........................................      63,789         33,331         2,917        18,646
                                                                          ---------      ---------      --------    ----------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
     Fees Recovered by Advisor (Note C)................................          --             --           (26)       (1,533)
                                                                          ---------      ---------      --------    ----------
   Net Expenses........................................................      63,789         33,331         2,891        17,113
                                                                          ---------      ---------      --------    ----------
   NET INVESTMENT INCOME (LOSS)........................................     193,190         62,058        20,045       131,211
                                                                          ---------      ---------      --------    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**....................................     442,056        138,583        (7,380)      145,222
       Affiliated Investment Companies Shares Sold.....................          19            (10)           (1)          (19)
       Futures.........................................................       6,738         (1,815)          (52)       (1,177)
       In-Kind Redemptions.............................................          --             --            --        50,622
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency......................    (403,731)      (192,068)      174,344     1,820,026
       Affiliated Investment Companies Shares..........................         172             55             1            20
       Futures.........................................................       5,348          3,769            --         1,373
                                                                          ---------      ---------      --------    ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).............................      50,602        (51,486)      166,912     2,016,067
                                                                          ---------      ---------      --------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........   $ 243,792      $  10,572      $186,957    $2,147,278
                                                                          =========      =========      ========    ==========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     ENHANCED U.S. LARGE   U.S. LARGE CAP EQUITY    U.S. LARGE CAP VALUE
                                                      COMPANY PORTFOLIO          PORTFOLIO                PORTFOLIO
                                                    --------------------  ----------------------  ------------------------
                                                      YEAR       YEAR        YEAR        YEAR        YEAR         YEAR
                                                      ENDED      ENDED       ENDED       ENDED       ENDED        ENDED
                                                     OCT 31,    OCT 31,     OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                      2019       2018        2019        2018        2019         2018
                                                    ---------  ---------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................... $   6,515  $   6,789  $   27,544  $   23,192  $   583,994  $   505,087
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........      (598)    (2,528)      7,768       4,178           --           --
       Affiliated Investment Companies Shares
         Sold......................................        --         (1)         (1)         (5)          --           --
       Transactions Allocated from Affiliated
         Investment Company*,**....................        --         --          --          --      567,299    1,280,400
       Futures.....................................     3,117     51,936       1,076          21           --           --
       Foreign Currency Transactions...............       (22)       (33)         --          --           --           --
       Forward Currency Contracts..................     4,580      2,456          --          --           --           --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................     4,904     (3,976)    161,776      54,720           --           --
       Affiliated Investment Companies
         Shares....................................        --         --           1           2           --           --
       Transactions Allocated from Affiliated
         Investment Company........................        --         --          --          --      520,416   (1,151,639)
       Futures.....................................    32,621    (34,076)         --          --           --           --
       Translation of Foreign Currency-
         Denominated Amounts.......................        17          3          --          --           --           --
       Forward Currency Contracts..................    (2,987)      (448)         --          --           --           --
                                                    ---------  ---------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................    48,147     20,122     198,164      82,108    1,671,709      633,848
                                                    ---------  ---------  ----------  ----------  -----------  -----------
Distributions:
   Institutional Class Shares......................   (20,957)   (55,242)    (27,532)    (22,158)  (1,739,287)  (1,599,355)
                                                    ---------  ---------  ----------  ----------  -----------  -----------
       Total Distributions.........................   (20,957)   (55,242)    (27,532)    (22,158)  (1,739,287)  (1,599,355)
                                                    ---------  ---------  ----------  ----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................   119,988    104,340     528,889     400,167    4,897,413    5,451,856
   Shares Issued in Lieu of Cash Distributions.....    20,897     55,182      25,154      20,444    1,640,106    1,507,556
   Shares Redeemed.................................  (108,388)  (119,686)   (570,364)   (236,226)  (6,081,700)  (4,458,440)
                                                    ---------  ---------  ----------  ----------  -----------  -----------
       Net Increase (Decrease) from Capital
         Share Transactions........................    32,497     39,836     (16,321)    184,385      455,819    2,500,972
                                                    ---------  ---------  ----------  ----------  -----------  -----------
       Total Increase (Decrease) in Net
         Assets....................................    59,687      4,716     154,311     244,335      388,241    1,535,465
NET ASSETS
   Beginning of Year...............................   327,063    322,347   1,457,218   1,212,883   25,268,336   23,732,871
                                                    ---------  ---------  ----------  ----------  -----------  -----------
   End of Year..................................... $ 386,750  $ 327,063  $1,611,529  $1,457,218  $25,656,577  $25,268,336
                                                    =========  =========  ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................     9,070      7,678      31,151      23,452      139,726      139,106
   Shares Issued in Lieu of Cash Distributions.....     1,778      4,245       1,470       1,202       49,108       39,063
   Shares Redeemed.................................    (8,366)    (8,983)    (33,043)    (13,769)    (173,229)    (113,759)
                                                    ---------  ---------  ----------  ----------  -----------  -----------
       Net Increase (Decrease) from Shares
         Issued and Redeemed.......................     2,482      2,940        (422)     10,885       15,605       64,410
                                                    =========  =========  ==========  ==========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   U.S. TARGETED VALUE      U.S. SMALL CAP VALUE       U.S. CORE EQUITY 1
                                                        PORTFOLIO                 PORTFOLIO                 PORTFOLIO
-                                               ------------------------  ------------------------  ------------------------
                                                   YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                                   ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                  OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                   2019         2018         2019         2018         2019         2018
                                                -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   152,032  $   133,663  $   176,818  $   157,417  $   428,002  $   359,365
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /.......     294,019      450,081      252,390      833,947      426,686      159,334
       Affiliated Investment Companies
         Shares Sold...........................         (25)        (120)         (15)        (150)         (10)        (157)
       Futures.................................       2,964       10,338        2,914        8,130       18,158       22,597
       Foreign Currency Transactions...........          --          (10)          --           (5)          --           (2)
       In-Kind Redemptions.....................          --       16,160           --           --           --           --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..............................    (345,890)    (761,255)    (894,215)  (1,207,909)   1,821,725      582,991
       Affiliated Investment Companies
         Shares................................          76            2           92          (29)         121            1
       Futures.................................       5,420       (3,019)       2,943       (7,825)       7,258      (12,157)
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................     108,596     (154,160)    (459,073)    (216,424)   2,701,940    1,111,972
                                                -----------  -----------  -----------  -----------  -----------  -----------
Distributions:
       Class R1 Shares.........................      (2,513)      (2,923)          --           --           --           --
       Class R2 Shares.........................      (5,135)      (7,940)          --           --           --           --
       Institutional Class Shares..............    (551,618)    (575,420)    (938,132)    (834,889)    (571,432)    (460,863)
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Total Distributions..................    (559,266)    (586,283)    (938,132)    (834,889)    (571,432)    (460,863)
                                                -----------  -----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...............................   2,637,809    2,212,541    3,592,295    2,623,124    5,380,108    5,010,981
   Shares Issued in Lieu of Cash
     Distributions.............................     530,049      552,460      853,450      765,814      558,896      450,061
   Shares Redeemed.............................  (2,395,979)  (2,301,827)  (4,014,642)  (2,770,877)  (5,107,180)  (3,245,167)
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease) from
            Capital Share
            Transactions.......................     771,879      463,174      431,103      618,061      831,824    2,215,875
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Total Increase (Decrease) in
            Net Assets.........................     321,209     (277,269)    (966,102)    (433,252)   2,962,332    2,866,984
NET ASSETS
   Beginning of Year...........................  10,463,162   10,740,431   14,732,615   15,165,867   23,629,726   20,762,742
                                                -----------  -----------  -----------  -----------  -----------  -----------
   End of Year................................. $10,784,371  $10,463,162  $13,766,513  $14,732,615  $26,592,058  $23,629,726
                                                ===========  ===========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................     121,444       87,535      110,892       67,506      236,496      213,759
   Shares Issued in Lieu of Cash
     Distributions.............................      25,877       22,442       27,705       20,311       25,053       19,536
   Shares Redeemed.............................    (109,962)     (90,819)    (123,617)     (71,140)    (223,481)    (138,602)
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed...........................      37,359       19,158       14,980       16,677       38,068       94,693
                                                ===========  ===========  ===========  ===========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                      U.S. CORE EQUITY 2 PORTFOLIO U.S. VECTOR EQUITY PORTFOLIO U.S. SMALL CAP PORTFOLIO
                                      ---------------------------  ---------------------------  ------------------------
                                         YEAR           YEAR          YEAR           YEAR          YEAR         YEAR
                                         ENDED          ENDED         ENDED          ENDED         ENDED        ENDED
                                        OCT 31,        OCT 31,       OCT 31,        OCT 31,       OCT 31,      OCT 31,
                                         2019           2018          2019           2018          2019         2018
                                       -----------   -----------    -----------    ----------   -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
   Net Investment Income
     (Loss).......................... $   439,783    $   379,407   $    68,989    $   66,134    $   193,190  $   190,744
   Net Realized Gain (Loss)
     on:
       Investment Securities
         Sold/*,** /.................     599,875        287,280        79,679       112,491        442,056      630,926
       Affiliated Investment
         Companies Shares Sold.......         (16)          (115)           (8)          (52)            19         (358)
       Futures.......................      12,596         26,827         5,143         1,014          6,738       14,477
       Foreign Currency
         Transactions................          --             (4)           --            --             --           (6)
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment Securities
         and Foreign Currency........   1,487,083        218,021       107,790      (137,731)      (403,731)    (714,753)
       Affiliated Investment
         Companies Shares............         119            (15)           24           (17)           172          (18)
       Futures.......................      11,243        (16,600)         (433)          631          5,348       (5,817)
                                       -----------   -----------    -----------    ----------   -----------  -----------
          Net Increase
            (Decrease) in Net
            Assets Resulting
            from Operations..........   2,550,683        894,801       261,184        42,470        243,792      115,195
                                       -----------   -----------    -----------    ----------   -----------  -----------
Distributions:
       Institutional
         Class Shares................    (706,196)      (577,402)     (171,794)     (226,006)      (770,283)    (828,617)
                                       -----------   -----------    -----------    ----------   -----------  -----------
          Total Distributions........    (706,196)      (577,402)     (171,794)     (226,006)      (770,283)    (828,617)
                                       -----------   -----------    -----------    ----------   -----------  -----------
Capital Share
  Transactions (1):
   Shares Issued.....................   5,306,857      4,612,048     1,046,904       801,656      3,562,046    3,281,164
   Shares Issued in Lieu of
     Cash Distributions..............     689,550        567,939       161,116       223,582        729,294      786,942
   Shares Redeemed...................  (4,689,389)    (3,335,154)   (1,324,567)     (954,936)    (3,675,805)  (2,983,020)
                                       -----------   -----------    -----------    ----------   -----------  -----------
          Net Increase
            (Decrease) from
            Capital Share
            Transactions.............   1,307,018      1,844,833      (116,547)       70,302        615,535    1,085,086
                                       -----------   -----------    -----------    ----------   -----------  -----------
          Total Increase
            (Decrease) in Net
            Assets...................   3,151,505      2,162,232       (27,157)     (113,234)        89,044      371,664
NET ASSETS
   Beginning of Year.................  24,677,650     22,515,418     4,610,769     4,724,003     17,303,451   16,931,787
                                       -----------   -----------    -----------    ----------   -----------  -----------
   End of Year....................... $27,829,155    $24,677,650   $ 4,583,612    $4,610,769    $17,392,495  $17,303,451
                                       ===========   ===========    ===========    ==========   ===========  ===========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.....................     253,504        209,626        59,429        41,129        109,061       88,622
   Shares Issued in Lieu of
     Cash Distributions..............      33,907         26,310         9,622        11,712         23,700       21,913
   Shares Redeemed...................    (220,975)      (151,440)      (74,594)      (48,909)      (112,260)     (80,602)
                                       -----------   -----------    -----------    ----------   -----------  -----------
          Net Increase
            (Decrease) from
            Shares Issued and
            Redeemed.................      66,436         84,496        (5,543)        3,932         20,501       29,933
                                       ===========   ===========    ===========    ==========   ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                     U.S. HIGH RELATIVE     DFA REAL ESTATE SECURITIES
                                           U.S. MICRO CAP PORTFOLIO PROFITABILITY PORTFOLIO         PORTFOLIO
                                           -----------------------  ----------------------  ------------------------
                                              YEAR         YEAR        YEAR        YEAR        YEAR          YEAR
                                              ENDED        ENDED       ENDED       ENDED       ENDED         ENDED
                                             OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,       OCT 31,
                                              2019         2018        2019        2018        2019          2018
                                           -----------  ----------  ----------   --------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $    62,058  $   49,928  $   20,045   $  6,528   $   131,211   $   399,946
   Net Realized Gain (Loss) on:
       Investment Securities
         Sold/*,** /......................     138,583     264,588      (7,380)    (2,077)      145,222       (46,559)
       Affiliated Investment
         Companies Shares Sold............         (10)        (61)         (1)        (3)          (19)          (37)
       Futures............................      (1,815)      7,709         (52)        59        (1,177)        8,922
       Foreign Currency
         Transactions.....................          --          (3)         --         --            --            --
       In-Kind Redemptions................          --          --          --         --        50,622        80,654
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................    (192,068)   (242,170)    174,344         35     1,820,026      (196,570)
       Affiliated Investment
         Companies Shares.................          55          (7)          1          1            20            (2)
       Futures............................       3,769      (3,647)         --         --         1,373        (2,811)
                                           -----------  ----------  ----------   --------   -----------   -----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................      10,572      76,337     186,957      4,543     2,147,278       243,543
                                           -----------  ----------  ----------   --------   -----------   -----------
Distributions:
       Institutional Class Shares.........    (310,436)   (328,523)    (18,698)    (5,717)     (212,725)     (439,618)
                                           -----------  ----------  ----------   --------   -----------   -----------
          Total Distributions.............    (310,436)   (328,523)    (18,698)    (5,717)     (212,725)     (439,618)
                                           -----------  ----------  ----------   --------   -----------   -----------
Capital Share Transactions (1):
   Shares Issued..........................   1,191,565     990,936   1,044,168    637,379     2,154,389     1,859,208
   Shares Issued in Lieu of Cash
     Distributions........................     286,363     302,813      18,687      5,712       176,698       351,943
   Shares Redeemed........................  (1,305,081)   (869,977)   (250,540)   (60,262)   (2,171,861)   (1,718,594)
                                           -----------  ----------  ----------   --------   -----------   -----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................     172,847     423,772     812,315    582,829       159,226       492,557
                                           -----------  ----------  ----------   --------   -----------   -----------
          Total Increase
            (Decrease) in Net
            Assets........................    (127,017)    171,586     980,574    581,655     2,093,779       296,482
NET ASSETS
   Beginning of Year......................   6,478,316   6,306,730     722,728    141,073     8,577,658     8,281,176
                                           -----------  ----------  ----------   --------   -----------   -----------
   End of Year............................ $ 6,351,299  $6,478,316  $1,703,302   $722,728   $10,671,437   $ 8,577,658
                                           ===========  ==========  ==========   ========   ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................      59,202      43,334      84,124     52,575        57,187        54,826
   Shares Issued in Lieu of Cash
     Distributions........................      15,096      13,706       1,503        468         4,909        10,160
   Shares Redeemed........................     (64,786)    (38,021)    (20,561)    (4,950)      (58,685)      (50,388)
                                           -----------  ----------  ----------   --------   -----------   -----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................       9,512      19,019      65,066     48,093         3,411        14,598
                                           ===========  ==========  ==========   ========   ===========   ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                                                       ------------------------------------------------
                                                                         YEAR      YEAR      YEAR      YEAR      YEAR
                                                                         ENDED     ENDED     ENDED     ENDED     ENDED
                                                                        OCT 31,   OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                                         2019      2018      2017      2016      2015
                                                                       --------  --------  --------  --------  --------
Net Asset Value, Beginning of Year.................................... $  13.03  $  14.54  $  12.22  $  12.54  $  13.65
                                                                       --------  --------  --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).......................................     0.26      0.26      0.18      0.10      0.07
   Net Gains (Losses) on Securities (Realized and Unrealized).........     1.60      0.52      2.63      0.45      0.53
                                                                       --------  --------  --------  --------  --------
       Total from Investment Operations...............................     1.86      0.78      2.81      0.55      0.60
                                                                       --------  --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.30)    (0.25)    (0.13)    (0.08)    (0.05)
   Net Realized Gains.................................................    (0.57)    (2.04)    (0.36)    (0.79)    (1.66)
                                                                       --------  --------  --------  --------  --------
       Total Distributions............................................    (0.87)    (2.29)    (0.49)    (0.87)    (1.71)
                                                                       --------  --------  --------  --------  --------
Net Asset Value, End of Year.......................................... $  14.02  $  13.03  $  14.54  $  12.22  $  12.54
                                                                       ========  ========  ========  ========  ========
Total Return..........................................................    15.67%     5.62%    23.53%     4.75%     5.25%
                                                                       --------  --------  --------  --------  --------
Net Assets, End of Year (thousands)................................... $386,750  $327,063  $322,347  $238,413  $203,641
Ratio of Expenses to Average Net Assets...............................     0.15%     0.15%     0.18%     0.23%     0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor and (Fees Paid Indirectly)).................................     0.25%     0.23%     0.24%     0.24%     0.24%
Ratio of Net Investment Income to Average Net Assets..................     1.98%     1.94%     1.36%     0.80%     0.53%
Portfolio Turnover Rate...............................................      109%       91%      122%      119%      223%
                                                                       --------  --------  --------  --------  --------

                                                                                   U.S. LARGE CAP EQUITY PORTFOLIO
                                                                       ------------------------------------------------------
                                                                          YEAR        YEAR        YEAR       YEAR      YEAR
                                                                          ENDED       ENDED       ENDED      ENDED     ENDED
                                                                         OCT 31,     OCT 31,     OCT 31,    OCT 31,   OCT 31,
                                                                          2019        2018        2017       2016      2015
                                                                       ----------  ----------  ----------  --------  --------
Net Asset Value, Beginning of Year.................................... $    16.75  $    15.93  $    13.06  $  12.86  $  12.65
                                                                       ----------  ----------  ----------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).......................................       0.31        0.28        0.26      0.25      0.23
   Net Gains (Losses) on Securities (Realized and Unrealized).........       1.86        0.81        2.87      0.19      0.21
                                                                       ----------  ----------  ----------  --------  --------
       Total from Investment Operations...............................       2.17        1.09        3.13      0.44      0.44
                                                                       ----------  ----------  ----------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..............................................      (0.31)      (0.27)      (0.26)    (0.24)    (0.21)
   Net Realized Gains.................................................         --          --          --        --     (0.02)
                                                                       ----------  ----------  ----------  --------  --------
       Total Distributions............................................      (0.31)      (0.27)      (0.26)    (0.24)    (0.23)
                                                                       ----------  ----------  ----------  --------  --------
Net Asset Value, End of Year.......................................... $    18.61  $    16.75  $    15.93  $  13.06  $  12.86
                                                                       ==========  ==========  ==========  ========  ========
Total Return..........................................................      13.13%       6.82%      24.16%     3.51%     3.49%
                                                                       ----------  ----------  ----------  --------  --------
Net Assets, End of Year (thousands)................................... $1,611,529  $1,457,218  $1,212,883  $851,323  $699,144
Ratio of Expenses to Average Net Assets...............................       0.19%       0.17%       0.17%     0.18%     0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor and (Fees Paid Indirectly)).................................       0.19%       0.17%       0.17%     0.17%     0.19%
Ratio of Net Investment Income to Average Net Assets..................       1.77%       1.64%       1.74%     1.99%     1.77%
Portfolio Turnover Rate...............................................         22%          7%         11%       12%       12%
                                                                       ----------  ----------  ----------  --------  --------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              U.S. LARGE CAP VALUE PORTFOLIO
                                                             ---------------------------------------------------------------
                                                                YEAR         YEAR         YEAR         YEAR         YEAR
                                                                ENDED        ENDED        ENDED        ENDED        ENDED
                                                               OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                2019         2018         2017         2016         2015
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Year.......................... $     37.41  $     38.84  $     32.63  $     33.27  $     33.75
                                                             -----------  -----------  -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................        0.83         0.78         0.74         0.70         0.69
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................        1.45         0.35         6.99         0.71        (0.32)
                                                             -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations.....................        2.28         1.13         7.73         1.41         0.37
                                                             -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.76)       (0.73)       (0.70)       (0.70)       (0.66)
   Net Realized Gains.......................................       (1.80)       (1.83)       (0.82)       (1.35)       (0.19)
                                                             -----------  -----------  -----------  -----------  -----------
       Total Distributions..................................       (2.56)       (2.56)       (1.52)       (2.05)       (0.85)
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Year................................ $     37.13  $     37.41  $     38.84  $     32.63  $     33.27
                                                             ===========  ===========  ===========  ===========  ===========
Total Return................................................        6.97%        2.79%       24.11%        4.58%        1.16%
                                                             -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)......................... $25,656,577  $25,268,336  $23,732,871  $17,673,253  $15,807,935
Ratio of Expenses to Average Net Assets (B).................        0.28%        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor) (B)............................        0.38%        0.37%        0.37%        0.37%        0.30%
Ratio of Net Investment Income to Average Net Assets........        2.33%        1.98%        2.03%        2.24%        2.04%
                                                             -----------  -----------  -----------  -----------  -----------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES
                                                                       --------------------------------------------
                                                                        YEAR      YEAR     YEAR     YEAR      YEAR
                                                                        ENDED     ENDED    ENDED    ENDED     ENDED
                                                                       OCT 31,   OCT 31,  OCT 31,  OCT 31,   OCT 31,
                                                                        2019      2018     2017     2016      2015
                                                                       -------  -------   -------  -------  -------
Net Asset Value, Beginning of Year.................................... $ 23.45  $ 25.15   $ 21.26  $ 21.58  $ 23.19
                                                                       -------  -------   -------  -------  -------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss).......................................    0.30     0.28      0.25     0.24     0.26
   Net Gains (Losses) on Securities (Realized and Unrealized).........   (0.24)   (0.63)     4.66     0.60    (0.61)
                                                                       -------  -------   -------  -------  -------
       Total from Investment Operations...............................    0.06    (0.35)     4.91     0.84    (0.35)
                                                                       -------  -------   -------  -------  -------
Less Distributions:
-------------------
   Net Investment Income..............................................   (0.27)   (0.26)    (0.24)   (0.27)   (0.25)
   Net Realized Gains.................................................   (0.94)   (1.09)    (0.78)   (0.89)   (1.01)
                                                                       -------  -------   -------  -------  -------
       Total Distributions............................................   (1.21)   (1.35)    (1.02)   (1.16)   (1.26)
                                                                       -------  -------   -------  -------  -------
Net Asset Value, End of Year.......................................... $ 22.30  $ 23.45   $ 25.15  $ 21.26  $ 21.58
                                                                       =======  =======   =======  =======  =======
Total Return..........................................................    0.78%   (1.61%)   23.32%    4.21%   (1.33%)
                                                                       -------  -------   -------  -------  -------
Net Assets, End of Year (thousands)................................... $56,378  $47,848   $54,960  $35,661  $40,159
Ratio of Expenses to Average Net Assets...............................    0.48%    0.47%     0.47%    0.47%    0.47%
Ratio of Net Investment Income to Average Net Assets..................    1.34%    1.10%     1.03%    1.16%    1.15%
Portfolio Turnover Rate...............................................      16%      23%       23%      28%      15%
                                                                       -------  -------   -------  -------  -------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES
                                                                       ------------------------------------------------
                                                                        YEAR      YEAR       YEAR      YEAR      YEAR
                                                                        ENDED     ENDED      ENDED     ENDED     ENDED
                                                                       OCT 31,   OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                                                        2019      2018       2017      2016      2015
                                                                       -------  --------   --------  --------  --------
Net Asset Value, Beginning of Year.................................... $ 23.32  $  25.03   $  21.16  $  21.51  $  23.12
                                                                       -------  --------   --------  --------  --------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss).......................................    0.27      0.24       0.21      0.20      0.23
   Net Gains (Losses) on Securities (Realized and Unrealized).........   (0.23)    (0.63)      4.65      0.60     (0.61)
                                                                       -------  --------   --------  --------  --------
       Total from Investment Operations...............................    0.04     (0.39)      4.86      0.80     (0.38)
                                                                       -------  --------   --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..............................................   (0.24)    (0.23)     (0.21)    (0.26)    (0.22)
   Net Realized Gains.................................................   (0.94)    (1.09)     (0.78)    (0.89)    (1.01)
                                                                       -------  --------   --------  --------  --------
       Total Distributions............................................   (1.18)    (1.32)     (0.99)    (1.15)    (1.23)
                                                                       -------  --------   --------  --------  --------
Net Asset Value, End of Year.......................................... $ 22.18  $  23.32   $  25.03  $  21.16  $  21.51
                                                                       =======  ========   ========  ========  ========
Total Return..........................................................    0.64%    (1.79%)    23.17%     4.04%    (1.49%)
                                                                       -------  --------   --------  --------  --------
Net Assets, End of Year (thousands)................................... $72,669  $108,168   $156,809  $147,945  $135,412
Ratio of Expenses to Average Net Assets...............................    0.63%     0.62%      0.62%     0.62%     0.63%
Ratio of Net Investment Income to Average Net Assets..................    1.21%     0.95%      0.90%     1.00%     1.02%
Portfolio Turnover Rate...............................................      16%       23%        23%       28%       15%
                                                                       -------  --------   --------  --------  --------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                   --------------------------------------------------------------
                                                      YEAR          YEAR         YEAR         YEAR        YEAR
                                                      ENDED         ENDED        ENDED        ENDED       ENDED
                                                     OCT 31,       OCT 31,      OCT 31,      OCT 31,     OCT 31,
                                                      2019          2018         2017         2016        2015
                                                   -----------  -----------   -----------  ----------  ----------
Net Asset Value, Beginning of Year................ $     23.46  $     25.16   $     21.26  $    21.56  $    23.16
                                                   -----------  -----------   -----------  ----------  ----------
Income (loss) from Investment Operations(A)
-------------------------------------------
   Net Investment Income (Loss)...................        0.32         0.30          0.27        0.25        0.29
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................       (0.23)       (0.63)         4.67        0.60       (0.61)
                                                   -----------  -----------   -----------  ----------  ----------
       Total from Investment Operations...........        0.09        (0.33)         4.94        0.85       (0.32)
                                                   -----------  -----------   -----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..........................       (0.30)       (0.28)        (0.26)      (0.26)      (0.27)
   Net Realized Gains.............................       (0.94)       (1.09)        (0.78)      (0.89)      (1.01)
                                                   -----------  -----------   -----------  ----------  ----------
       Total Distributions........................       (1.24)       (1.37)        (1.04)      (1.15)      (1.28)
                                                   -----------  -----------   -----------  ----------  ----------
Net Asset Value, End of Year...................... $     22.31  $     23.46   $     25.16  $    21.26  $    21.56
                                                   ===========  ===========   ===========  ==========  ==========
Total Return......................................        0.88%       (1.52%)       23.46%       4.29%      (1.20%)
                                                   -----------  -----------   -----------  ----------  ----------
Net Assets, End of Year (thousands)............... $10,655,324  $10,307,146   $10,528,662  $7,884,683  $6,987,896
Ratio of Expenses to Average Net Assets...........        0.38%        0.37%         0.37%       0.37%       0.37%
Ratio of Net Investment Income to Average Net
  Assets..........................................        1.45%        1.20%         1.13%       1.24%       1.28%
Portfolio Turnover Rate...........................          16%          23%           23%         28%         15%
                                                   -----------  -----------   -----------  ----------  ----------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               U.S. SMALL CAP VALUE PORTFOLIO
                                                             -----------------------------------------------------------------
                                                                 YEAR          YEAR         YEAR         YEAR          YEAR
                                                                 ENDED         ENDED        ENDED        ENDED         ENDED
                                                                OCT 31,       OCT 31,      OCT 31,      OCT 31,       OCT 31,
                                                                 2019          2018         2017         2016          2015
                                                             -----------   -----------   -----------  -----------  -----------
Net Asset Value, Beginning of Year.......................... $     36.39   $     39.07   $     32.75  $     33.08  $     35.82
                                                             -----------   -----------   -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................        0.42          0.39          0.31         0.32         0.41
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       (1.69)        (0.90)         7.71         1.06        (1.44)
                                                             -----------   -----------   -----------  -----------  -----------
       Total from Investment Operations.....................       (1.27)        (0.51)         8.02         1.38        (1.03)
                                                             -----------   -----------   -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.38)        (0.37)        (0.30)       (0.33)       (0.38)
   Net Realized Gains.......................................       (1.95)        (1.80)        (1.40)       (1.38)       (1.33)
                                                             -----------   -----------   -----------  -----------  -----------
       Total Distributions..................................       (2.33)        (2.17)        (1.70)       (1.71)       (1.71)
                                                             -----------   -----------   -----------  -----------  -----------
Net Asset Value, End of Year................................ $     32.79   $     36.39   $     39.07  $     32.75  $     33.08
                                                             ===========   ===========   ===========  ===========  ===========
Total Return................................................       (3.04%)       (1.48%)       24.67%        4.49%       (2.83%)
                                                             -----------   -----------   -----------  -----------  -----------
Net Assets, End of Year (thousands)......................... $13,766,513   $14,732,615   $15,165,867  $12,613,185  $11,680,262
Ratio of Expenses to Average Net Assets.....................        0.53%         0.52%         0.52%        0.52%        0.52%
Ratio of Net Investment Income to Average Net Assets........        1.26%         1.00%         0.83%        1.01%        1.18%
Portfolio Turnover Rate.....................................          19%           27%           24%          19%          17%
                                                             -----------   -----------   -----------  -----------  -----------

                                                                               U.S. CORE EQUITY 1 PORTFOLIO
                                                             ---------------------------------------------------------------
                                                                YEAR         YEAR         YEAR         YEAR         YEAR
                                                                ENDED        ENDED        ENDED        ENDED        ENDED
                                                               OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                2019         2018         2017         2016         2015
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Year.......................... $     22.77  $     22.01  $     18.00  $     17.90  $     17.71
                                                             -----------  -----------  -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................        0.40         0.36         0.33         0.33         0.31
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................        2.08         0.88         4.12         0.30         0.26
                                                             -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations.....................        2.48         1.24         4.45         0.63         0.57
                                                             -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.40)       (0.35)       (0.35)       (0.32)       (0.30)
   Net Realized Gains.......................................       (0.14)       (0.13)       (0.09)       (0.21)       (0.08)
                                                             -----------  -----------  -----------  -----------  -----------
       Total Distributions..................................       (0.54)       (0.48)       (0.44)       (0.53)       (0.38)
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Year................................ $     24.71  $     22.77  $     22.01  $     18.00  $     17.90
                                                             ===========  ===========  ===========  ===========  ===========
Total Return................................................       11.18%        5.59%       24.93%        3.68%        3.26%
                                                             -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)......................... $26,592,058  $23,629,726  $20,762,742  $14,960,159  $13,275,774
Ratio of Expenses to Average Net Assets.....................        0.20%        0.19%        0.19%        0.19%        0.19%
Ratio of Net Investment Income to Average Net Assets........        1.72%        1.55%        1.64%        1.88%        1.71%
Portfolio Turnover Rate.....................................           5%           3%           3%           4%           4%
                                                             -----------  -----------  -----------  -----------  -----------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               U.S. CORE EQUITY 2 PORTFOLIO
                                                             ---------------------------------------------------------------
                                                                YEAR         YEAR         YEAR         YEAR         YEAR
                                                                ENDED        ENDED        ENDED        ENDED        ENDED
                                                               OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                2019         2018         2017         2016         2015
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Year.......................... $     21.25  $     20.90  $     17.19  $     17.26  $     17.34
                                                             -----------  -----------  -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................        0.36         0.34         0.31         0.31         0.30
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................        1.65         0.53         3.83         0.25         0.02
                                                             -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations.....................        2.01         0.87         4.14         0.56         0.32
                                                             -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.37)       (0.32)       (0.31)       (0.30)       (0.28)
   Net Realized Gains.......................................       (0.23)       (0.20)       (0.12)       (0.33)       (0.12)
                                                             -----------  -----------  -----------  -----------  -----------
       Total Distributions..................................       (0.60)       (0.52)       (0.43)       (0.63)       (0.40)
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Year................................ $     22.66  $     21.25  $     20.90  $     17.19  $     17.26
                                                             ===========  ===========  ===========  ===========  ===========
Total Return ...............................................        9.78%        4.16%       24.36%        3.47%        1.92%
                                                             -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)......................... $27,829,155  $24,677,650  $22,515,418  $16,851,046  $15,200,564
Ratio of Expenses to Average Net Assets.....................        0.22%        0.22%        0.22%        0.22%        0.22%
Ratio of Net Investment Income to Average Net Assets........        1.69%        1.53%        1.59%        1.87%        1.68%
Portfolio Turnover Rate.....................................           6%           5%           5%           4%           5%
                                                             -----------  -----------  -----------  -----------  -----------

                                                                             U.S. VECTOR EQUITY PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                2019        2018        2017        2016        2015
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year.......................... $    18.40  $    19.16  $    15.93  $    16.22  $    17.04
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................       0.28        0.26        0.24        0.25        0.25
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       0.72       (0.10)       3.65        0.24       (0.30)
                                                             ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations.....................       1.00        0.16        3.89        0.49       (0.05)
                                                             ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.27)      (0.25)      (0.23)      (0.25)      (0.24)
   Net Realized Gains.......................................      (0.42)      (0.67)      (0.43)      (0.53)      (0.53)
                                                             ----------  ----------  ----------  ----------  ----------
       Total Distributions..................................      (0.69)      (0.92)      (0.66)      (0.78)      (0.77)
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year................................ $    18.71  $    18.40  $    19.16  $    15.93  $    16.22
                                                             ==========  ==========  ==========  ==========  ==========
Total Return ...............................................       5.92%       0.69%      24.73%       3.28%      (0.18%)
                                                             ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)......................... $4,583,612  $4,610,769  $4,724,003  $3,822,647  $3,651,529
Ratio of Expenses to Average Net Assets.....................       0.33%       0.32%       0.32%       0.32%       0.32%
Ratio of Net Investment Income to Average Net Assets........       1.53%       1.35%       1.36%       1.64%       1.50%
Portfolio Turnover Rate.....................................          6%         10%         10%         10%         10%
                                                             ----------  ----------  ----------  ----------  ----------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 U.S. SMALL CAP PORTFOLIO
                                                             ---------------------------------------------------------------
                                                                YEAR         YEAR         YEAR         YEAR         YEAR
                                                                ENDED        ENDED        ENDED        ENDED        ENDED
                                                               OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                2019         2018         2017         2016         2015
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Year.......................... $     35.02  $     36.48  $     30.14  $     30.84  $     31.38
                                                             -----------  -----------  -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................        0.38         0.39         0.35         0.34         0.35
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       (0.05)       (0.08)        7.17         0.77         0.33
                                                             -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations.....................        0.33         0.31         7.52         1.11         0.68
                                                             -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.35)       (0.37)       (0.35)       (0.35)       (0.33)
   Net Realized Gains.......................................       (1.20)       (1.40)       (0.83)       (1.46)       (0.89)
                                                             -----------  -----------  -----------  -----------  -----------
       Total Distributions..................................       (1.55)       (1.77)       (1.18)       (1.81)       (1.22)
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Year................................ $     33.80  $     35.02  $     36.48  $     30.14  $     30.84
                                                             ===========  ===========  ===========  ===========  ===========
Total Return ...............................................        1.41%        0.77%       25.21%        3.89%        2.34%
                                                             -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)......................... $17,392,495  $17,303,451  $16,931,787  $12,977,199  $10,616,542
Ratio of Expenses to Average Net Assets.....................        0.37%        0.37%        0.37%        0.37%        0.37%
Ratio of Net Investment Income to Average Net Assets........        1.13%        1.06%        1.04%        1.16%        1.10%
Portfolio Turnover Rate.....................................           8%          13%          14%          10%          11%
                                                             -----------  -----------  -----------  -----------  -----------

                                                                              U.S. MICRO CAP PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                2019        2018        2017        2016        2015
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year.......................... $    21.88  $    22.76  $    18.58  $    19.00  $    20.10
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................       0.20        0.17        0.16        0.16        0.16
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      (0.26)       0.12        5.12        0.60        0.02
                                                             ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations.....................      (0.06)       0.29        5.28        0.76        0.18
                                                             ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.18)      (0.16)      (0.16)      (0.16)      (0.16)
   Net Realized Gains.......................................      (0.86)      (1.01)      (0.94)      (1.02)      (1.12)
                                                             ----------  ----------  ----------  ----------  ----------
       Total Distributions..................................      (1.04)      (1.17)      (1.10)      (1.18)      (1.28)
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year................................ $    20.78  $    21.88  $    22.76  $    18.58  $    19.00
                                                             ==========  ==========  ==========  ==========  ==========
Total Return ...............................................       0.24%       1.29%      28.91%       4.32%       1.11%
                                                             ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)......................... $6,351,299  $6,478,316  $6,306,730  $5,128,323  $5,007,091
Ratio of Expenses to Average Net Assets.....................       0.53%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets........       0.98%       0.74%       0.75%       0.88%       0.82%
Portfolio Turnover Rate.....................................         15%         19%         15%         15%         14%
                                                             ----------  ----------  ----------  ----------  ----------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                U.S. HIGH RELATIVE PROFITABILITY
                                                                           PORTFOLIO
                                                             -------------------------------
                                                                                       PERIOD
                                                                YEAR       YEAR       MAY 16,
                                                                ENDED      ENDED     2017(A) TO
                                                               OCT 31,    OCT 31,     OCT 31,
                                                                2019       2018         2017
                                                             ----------  --------  ----------
Net Asset Value, Beginning of Period........................ $    11.85  $  10.93   $  10.00
                                                             ----------  --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................       0.22      0.19       0.07
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       1.64      0.89       0.91
                                                             ----------  --------   --------
       Total from Investment Operations.....................       1.86      1.08       0.98
                                                             ----------  --------   --------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.20)    (0.16)     (0.05)
   Net Realized Gains.......................................         --        --         --
                                                             ----------  --------   --------
       Total Distributions..................................      (0.20)    (0.16)     (0.05)
                                                             ----------  --------   --------
Net Asset Value, End of Period.............................. $    13.51  $  11.85   $  10.93
                                                             ==========  ========   ========
Total Return................................................      15.88%     9.88%      9.84%(C)
                                                             ----------  --------   --------
Net Assets, End of Period (thousands)....................... $1,703,302  $722,728   $141,073
Ratio of Expenses to Average Net Assets.....................       0.25%     0.25%      0.23%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees Paid Indirectly)).....       0.25%     0.27%      0.35%(D)(E)
Ratio of Net Investment Income to Average Net Assets........       1.73%     1.58%      1.45%(D)(E)
Portfolio Turnover Rate.....................................          4%        7%         0%(C)
                                                             ----------  --------   --------

                                                                          DFA REAL ESTATE SECURITIES PORTFOLIO
                                                             -------------------------------------------------------------

                                                                 YEAR          YEAR        YEAR        YEAR        YEAR
                                                                 ENDED         ENDED       ENDED       ENDED       ENDED
                                                                OCT 31,       OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                 2019          2018        2017        2016        2015
                                                             -----------    ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Period........................ $     34.14    $    34.99  $    34.32  $    33.04  $    32.24
                                                             -----------    ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................        0.52**        1.60        0.84        1.09        0.90
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................        8.09**       (0.69)       1.12        1.18        0.95
                                                             -----------    ----------  ----------  ----------  ----------
       Total from Investment Operations.....................        8.61          0.91        1.96        2.27        1.85
                                                             -----------    ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.85)        (1.65)      (0.98)      (0.99)      (1.05)
   Net Realized Gains.......................................          --         (0.11)      (0.31)         --          --
                                                             -----------    ----------  ----------  ----------  ----------
       Total Distributions..................................       (0.85)        (1.76)      (1.29)      (0.99)      (1.05)
                                                             -----------    ----------  ----------  ----------  ----------
Net Asset Value, End of Period.............................. $     41.90    $    34.14  $    34.99  $    34.32  $    33.04
                                                             ===========    ==========  ==========  ==========  ==========
Total Return................................................       25.64%         2.63%       5.86%       6.89%       5.89%
                                                             -----------    ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)....................... $10,671,437    $8,577,658  $8,281,176  $7,260,180  $6,553,192
Ratio of Expenses to Average Net Assets.....................        0.18%         0.18%       0.18%       0.18%       0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees Paid Indirectly)).....        0.20%         0.19%       0.19%       0.19%       0.19%
Ratio of Net Investment Income to Average Net Assets........        1.38%**       4.66%       2.43%       3.15%       2.75%
Portfolio Turnover Rate.....................................           3%            3%          1%          3%          4%
                                                             -----------    ----------  ----------  ----------  ----------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios, of which twelve (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"),Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, one invests all of its assets in a corresponding series (the "Feeder Fund"). The Feeder Fund invests all of its assets in a corresponding series (the "Master Fund") of The DFA Investment Trust Company ("DFAITC"). As of October 31, 2019, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

                                                      PERCENTAGE
                                                      OWNERSHIP
FEEDER FUND             MASTER FUND                  AT 10/31/19
-----------             -----------                  -----------
U.S. Large Cap Value    The U.S. Large Cap
  Portfolio               Value Series                   86%

   To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

   The financial statements of the Master Fund is included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the "Domestic Equity Portfolios") including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund's investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder
Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2019, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

               Enhanced U.S. Large Company Portfolio....... 0.20%
               U.S. Large Cap Equity Portfolio............. 0.15%
               U.S. Large Cap Value Portfolio.............. 0.25%
               U.S. Targeted Value Portfolio............... 0.35%
               U.S. Small Cap Value Portfolio.............. 0.50%
               U.S. Core Equity 1 Portfolio................ 0.17%
               U.S. Core Equity 2 Portfolio................ 0.20%
               U.S. Vector Equity Portfolio................ 0.30%
               U.S. Small Cap Portfolio.................... 0.35%
               U.S. Micro Cap Portfolio.................... 0.50%
               U.S. High Relative Profitability Portfolio.. 0.20%
               DFA Real Estate Securities Portfolio........ 0.17%

   Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds will remain in effect through February 28, 2020, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. During the year ended October 31, 2019, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2019, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2019, are also reflected below (amounts in thousands). The Fund, on behalf of the non-feeder Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each Fee Waiver Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for a Portfolio.

                                                                                          NET WAIVED FEES/
                                                                                          EXPENSES ASSUMED     PREVIOUSLY
                                                                             RECOVERY        (RECOVERED       WAIVED FEES/
                                                    EXPENSE     TOTAL     OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                                                   LIMITATION MANAGEMENT   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                           AMOUNT   FEE LIMIT  EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------                         ---------- ---------- ---------------- ----------------- -----------------
Enhanced U.S. Large Company Portfolio (1).........    0.15%        --           --             $   332            $777
U.S. Large Cap Equity Portfolio (1)...............    0.19%        --           --                  --              --
U.S. Large Cap Value Portfolio (2)................      --       0.25%          --              25,027              --
U.S. Targeted Value Portfolio (3).................    0.50%        --           --                  --              --

                                                                                          NET WAIVED FEES/
                                                                                          EXPENSES ASSUMED     PREVIOUSLY
                                                                             RECOVERY        (RECOVERED       WAIVED FEES/
                                                    EXPENSE     TOTAL     OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                                                   LIMITATION MANAGEMENT   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                           AMOUNT   FEE LIMIT  EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------                         ---------- ---------- ---------------- ----------------- -----------------
U.S. Core Equity 1 Portfolio (1)..................    0.23%       --            --                 --                --
U.S. Core Equity 2 Portfolio (1)..................    0.26%       --            --                 --                --
U.S. Vector Equity Portfolio (1)..................    0.36%       --            --                 --                --
U.S. High Relative Profitability Portfolio (4)....    0.25%       --           $62             $   26            $  156
DFA Real Estate Securities Portfolio (1)..........    0.18%       --            10              1,533             3,007

CLASS R1 SHARES
---------------
U.S. Targeted Value Portfolio (5).................    0.62%       --            --                 --                --

CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (5).................    0.77%       --            --                 --                --

(1)The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount").At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. The Fee Waiver Agreement for the Enhanced U.S. Large Company Portfolio became effective on April 3, 2017.
(2)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis.
(3)The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's Institutional Class Shares' expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Institutional
   Class Shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.
(4)The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.
(5)The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amount paid by the Fund to the CCO was $312 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

                 Enhanced U.S. Large Company Portfolio... $ 11
                 U.S. Large Cap Equity Portfolio.........   14
                 U.S. Large Cap Value Portfolio..........  556
                 U.S. Targeted Value Portfolio...........  204
                 U.S. Small Cap Value Portfolio..........  444
                 U.S. Core Equity 1 Portfolio............  363
                 U.S. Core Equity 2 Portfolio............  459
                 U.S. Vector Equity Portfolio............  117
                 U.S. Small Cap Portfolio................  332
                 U.S. Micro Cap Portfolio................  206
                 U.S. High Relative Profitability
                   Portfolio.............................    3
                 DFA Real Estate Securities Portfolio....  209

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Portfolios' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands), were as follows:

                                       U.S. GOVERNMENT     OTHER INVESTMENT
                                          SECURITIES          SECURITIES
                                      ------------------ ---------------------
                                      PURCHASES  SALES   PURCHASES    SALES
                                      --------- -------- ---------- ----------
  Enhanced U.S. Large Company
    Portfolio........................ $151,036  $140,872 $  183,874 $  198,989
  U.S. Large Cap Equity Portfolio....       --        --    350,137    348,635
  U.S. Targeted Value Portfolio......       --        --  2,386,387  1,672,087
  U.S. Small Cap Value Portfolio.....       --        --  3,017,719  2,661,054
  U.S. Core Equity 1 Portfolio.......       --        --  2,290,251  1,329,313
  U.S. Core Equity 2 Portfolio.......       --        --  3,091,349  1,631,816
  U.S. Vector Equity Portfolio.......       --        --    252,061    329,378
  U.S. Small Cap Portfolio...........       --        --  1,999,789  1,404,548
  U.S. Micro Cap Portfolio...........       --        --  1,132,316    909,379
  U.S. High Relative Profitability
    Portfolio........................       --        --    863,729     48,982
  DFA Real Estate Securities
    Portfolio........................       --        --    545,508    236,674

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

      The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                                                                                   CHANGE IN
                                                                                                    NET REALIZED  UNREALIZED
                                                                BALANCE AT    PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                             OCTOBER 31, 2018  AT COST   FROM SALES   ON SALES   DEPRECIATION
                                                             ---------------- ---------- ---------- ------------ -------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
The DFA Short Term Investment Fund                              $    2,270    $   87,921 $   88,902       --           --
                                                                ----------    ---------- ----------     ----         ----
TOTAL                                                           $    2,270    $   87,921 $   88,902       --           --
                                                                ==========    ========== ==========     ====         ====
U.S. LARGE CAP EQUITY PORTFOLIO
The DFA Short Term Investment Fund                              $   40,426    $  192,282 $  212,980     $ (1)        $  1
                                                                ----------    ---------- ----------     ----         ----
TOTAL                                                           $   40,426    $  192,282 $  212,980     $ (1)        $  1
                                                                ==========    ========== ==========     ====         ====
U.S. TARGETED VALUE PORTFOLIO
The DFA Short Term Investment Fund                              $1,345,682    $4,786,959 $5,307,266     $(25)        $ 76
                                                                ----------    ---------- ----------     ----         ----
TOTAL                                                           $1,345,682    $4,786,959 $5,307,266     $(25)        $ 76
                                                                ==========    ========== ==========     ====         ====
U.S. SMALL CAP VALUE PORTFOLIO
The DFA Short Term Investment Fund                              $1,667,171    $4,975,644 $5,580,541     $(15)        $ 92
                                                                ----------    ---------- ----------     ----         ----
TOTAL                                                           $1,667,171    $4,975,644 $5,580,541     $(15)        $ 92
                                                                ==========    ========== ==========     ====         ====
U.S. CORE EQUITY 1 PORTFOLIO
The DFA Short Term Investment Fund                              $1,470,055    $6,158,393 $6,378,918     $(10)        $121
                                                                ----------    ---------- ----------     ----         ----
TOTAL                                                           $1,470,055    $6,158,393 $6,378,918     $(10)        $121
                                                                ==========    ========== ==========     ====         ====
U.S. CORE EQUITY 2 PORTFOLIO
The DFA Short Term Investment Fund                              $1,747,162    $7,205,457 $7,570,980     $(16)        $119
                                                                ----------    ---------- ----------     ----         ----
TOTAL                                                           $1,747,162    $7,205,457 $7,570,980     $(16)        $119
                                                                ==========    ========== ==========     ====         ====
U.S. VECTOR EQUITY PORTFOLIO
The DFA Short Term Investment Fund                              $  376,160    $1,491,820 $1,580,673     $ (8)        $ 24
                                                                ----------    ---------- ----------     ----         ----
TOTAL                                                           $  376,160    $1,491,820 $1,580,673     $ (8)        $ 24
                                                                ==========    ========== ==========     ====         ====


                                                                BALANCE AT      SHARES AS OF   DIVIDEND CAPITAL GAIN
                                                             OCTOBER 31, 2019 OCTOBER 31, 2019  INCOME  DISTRIBUTIONS
                                                             ---------------- ---------------- -------- -------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
The DFA Short Term Investment Fund                              $    1,289            111      $    92         --
                                                                ----------        -------      -------     ------
TOTAL                                                           $    1,289            111      $    92         --
                                                                ==========        =======      =======     ======
U.S. LARGE CAP EQUITY PORTFOLIO
The DFA Short Term Investment Fund                              $   19,728          1,705      $   893         --
                                                                ----------        -------      -------     ------
TOTAL                                                           $   19,728          1,705      $   893         --
                                                                ==========        =======      =======     ======
U.S. TARGETED VALUE PORTFOLIO
The DFA Short Term Investment Fund                              $  825,426         71,336      $26,602         --
                                                                ----------        -------      -------     ------
TOTAL                                                           $  825,426         71,336      $26,602         --
                                                                ==========        =======      =======     ======
U.S. SMALL CAP VALUE PORTFOLIO
The DFA Short Term Investment Fund                              $1,062,351         91,811      $35,612         --
                                                                ----------        -------      -------     ------
TOTAL                                                           $1,062,351         91,811      $35,612         --
                                                                ==========        =======      =======     ======
U.S. CORE EQUITY 1 PORTFOLIO
The DFA Short Term Investment Fund                              $1,249,641        107,998      $34,975         --
                                                                ----------        -------      -------     ------
TOTAL                                                           $1,249,641        107,998      $34,975         --
                                                                ==========        =======      =======     ======
U.S. CORE EQUITY 2 PORTFOLIO
The DFA Short Term Investment Fund                              $1,381,742        119,414      $40,554         --
                                                                ----------        -------      -------     ------
TOTAL                                                           $1,381,742        119,414      $40,554         --
                                                                ==========        =======      =======     ======
U.S. VECTOR EQUITY PORTFOLIO
The DFA Short Term Investment Fund                              $  287,323         24,831      $ 9,473         --
                                                                ----------        -------      -------     ------
TOTAL                                                           $  287,323         24,831      $ 9,473         --
                                                                ==========        =======      =======     ======

                                                                                                                   CHANGE IN
                                                                                                    NET REALIZED  UNREALIZED
                                                                BALANCE AT    PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                             OCTOBER 31, 2018  AT COST   FROM SALES   ON SALES   DEPRECIATION
                                                             ---------------- ---------- ---------- ------------ -------------
U.S. SMALL CAP PORTFOLIO
The DFA Short Term Investment Fund                              $2,515,622    $7,413,646 $7,964,953     $ 19         $172
                                                                ----------    ---------- ----------     ----         ----
TOTAL                                                           $2,515,622    $7,413,646 $7,964,953     $ 19         $172
                                                                ==========    ========== ==========     ====         ====
U.S. MICRO CAP PORTFOLIO
The DFA Short Term Investment Fund                              $  958,074    $2,362,164 $2,703,259     $(10)        $ 55
                                                                ----------    ---------- ----------     ----         ----
TOTAL                                                           $  958,074    $2,362,164 $2,703,259     $(10)        $ 55
                                                                ==========    ========== ==========     ====         ====
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
The DFA Short Term Investment Fund                              $    9,440    $  172,791 $  172,175     $ (1)        $  1
                                                                ----------    ---------- ----------     ----         ----
TOTAL                                                           $    9,440    $  172,791 $  172,175     $ (1)        $  1
                                                                ==========    ========== ==========     ====         ====
DFA REAL ESTATE SECURITIES PORTFOLIO
The DFA Short Term Investment Fund                              $  359,453    $2,833,527 $2,875,832     $(19)        $ 20
                                                                ----------    ---------- ----------     ----         ----
TOTAL                                                           $  359,453    $2,833,527 $2,875,832     $(19)        $ 20
                                                                ==========    ========== ==========     ====         ====


                                                                BALANCE AT      SHARES AS OF   DIVIDEND CAPITAL GAIN
                                                             OCTOBER 31, 2019 OCTOBER 31, 2019  INCOME  DISTRIBUTIONS
                                                             ---------------- ---------------- -------- -------------
U.S. SMALL CAP PORTFOLIO
The DFA Short Term Investment Fund                              $1,964,506        169,778      $58,705         --
                                                                ----------        -------      -------     ------
TOTAL                                                           $1,964,506        169,778      $58,705         --
                                                                ==========        =======      =======     ======
U.S. MICRO CAP PORTFOLIO
The DFA Short Term Investment Fund                              $  617,024         53,325      $18,995         --
                                                                ----------        -------      -------     ------
TOTAL                                                           $  617,024         53,325      $18,995         --
                                                                ==========        =======      =======     ======
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
The DFA Short Term Investment Fund                              $   10,056            869           --         --
                                                                ----------        -------      -------     ------
TOTAL                                                           $   10,056            869           --         --
                                                                ==========        =======      =======     ======
DFA REAL ESTATE SECURITIES PORTFOLIO
The DFA Short Term Investment Fund                              $  317,149         27,409      $ 6,912         --
                                                                ----------        -------      -------     ------
TOTAL                                                           $  317,149         27,409      $ 6,912         --
                                                                ==========        =======      =======     ======

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM   TAX EXEMPT
                                       CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                       -------------- ------------- ---------- -------
Enhanced U.S. Large Company Portfolio
2018..................................    $25,719        $29,522        --     $55,241

                                            NET INVESTMENT
                                              INCOME AND
                                              SHORT-TERM     LONG-TERM   TAX EXEMPT
                                            CAPITAL GAINS  CAPITAL GAINS   INCOME     TOTAL
                                            -------------- ------------- ---------- ----------
2019.......................................    $ 12,487     $    8,470       --     $   20,957
U.S. Large Cap Equity Portfolio
2018.......................................      22,154             --       --         22,154
2019.......................................      27,531             --       --         27,531
U.S. Large Cap Value Portfolio
2018.......................................     514,712      1,084,643       --      1,599,355
2019.......................................     527,139      1,212,148       --      1,739,287
U.S. Targeted Value Portfolio
2018.......................................     150,659        435,624       --        586,283
2019.......................................     165,860        393,406       --        559,266
U.S. Small Cap Value Portfolio
2018.......................................     181,057        653,833       --        834,890
2019.......................................     168,204        769,928       --        938,132
U.S. Core Equity 1 Portfolio
2018.......................................     344,039        116,824       --        460,863
2019.......................................     423,200        148,232       --        571,432
U.S. Core Equity 2 Portfolio
2018.......................................     362,649        214,753       --        577,402
2019.......................................     443,069        263,127       --        706,196
U.S. Vector Equity Portfolio
2018.......................................      61,316        164,690       --        226,006
2019.......................................      66,053        105,741       --        171,794
U.S. Small Cap Portfolio
2018.......................................     220,415        608,203       --        828,618
2019.......................................     215,050        555,233       --        770,283
U.S. Micro Cap Portfolio
2018.......................................      68,087        260,436       --        328,523
2019.......................................      56,095        254,341       --        310,436
U.S. High Relative Profitability Portfolio
2018.......................................       5,717             --       --          5,717
2019.......................................      18,698             --       --         18,698
DFA Real Estate Securities Portfolio
2018.......................................     419,917         19,701       --        439,618
2019.......................................     212,725             --       --        212,725

   As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                         NET INVESTMENT
                                           INCOME AND
                                           SHORT-TERM     LONG-TERM
                                         CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                         -------------- ------------- --------
 Enhanced U.S. Large Company Portfolio..    $ (2,188)     $ (2,801)   $ (4,989)
 U.S. Large Cap Equity Portfolio........      (1,297)           --      (1,297)
 U.S. Large Cap Value Portfolio.........     (55,934)      (15,874)    (71,808)

                                             NET INVESTMENT
                                               INCOME AND
                                               SHORT-TERM     LONG-TERM
                                             CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                             -------------- ------------- --------
U.S. Targeted Value Portfolio...............    $(15,687)     $(16,871)   $(32,558)
U.S. Small Cap Value Portfolio..............     (19,705)      (18,560)    (38,265)
U.S. Core Equity 1 Portfolio................     (39,604)       (5,829)    (45,433)
U.S. Core Equity 2 Portfolio................     (40,460)      (13,419)    (53,879)
U.S. Vector Equity Portfolio................      (6,880)       (3,088)     (9,968)
U.S. Small Cap Portfolio....................     (13,502)      (29,688)    (43,190)
U.S. Micro Cap Portfolio....................      (6,360)       (7,123)    (13,483)
U.S. High Relative Profitability Portfolio..        (478)           --        (478)
DFA Real Estate Securities Portfolio........          --            --          --

   As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                         UNDISTRIBUTED                                               TOTAL NET
                                                         NET INVESTMENT                                            DISTRIBUTABLE
                                                           INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                                           SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                                         CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                                         -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company Portfolio...................    $15,296       $ 18,584            --      $     (175)   $    33,705
U.S. Large Cap Equity Portfolio.........................      1,188          2,825            --         469,466        473,479
U.S. Large Cap Value Portfolio..........................         --        559,414            --       6,642,496      7,201,910
U.S. Targeted Value Portfolio...........................      5,798        273,128            --       1,107,339      1,386,265
U.S. Small Cap Value Portfolio..........................     24,067        231,558            --       2,221,941      2,477,566
U.S. Core Equity 1 Portfolio............................         --        447,398            --       9,383,890      9,831,288
U.S. Core Equity 2 Portfolio............................         --        609,730            --       9,643,827     10,253,557
U.S. Vector Equity Portfolio............................         --         81,241            --       1,572,085      1,653,326
U.S. Small Cap Portfolio................................         --        411,119            --       3,316,376      3,727,495
U.S. Micro Cap Portfolio................................      1,147        131,977            --       1,965,123      2,098,247
U.S. High Relative Profitability Portfolio..............      1,613             --       $(8,733)        182,830        175,710
DFA Real Estate Securities Portfolio....................     62,157         14,210            --       3,822,162      3,898,529

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

                                                    UNLIMITED TOTAL
                                                    --------- ------
            Enhanced U.S. Large Company Portfolio..      --       --
            U.S. Large Cap Equity Portfolio........      --       --
            U.S. Large Cap Value Portfolio.........      --       --
            U.S. Targeted Value Portfolio..........      --       --
            U.S. Small Cap Value Portfolio.........      --       --
            U.S. Core Equity 1 Portfolio...........      --       --
            U.S. Core Equity 2 Portfolio...........      --       --

                                                      UNLIMITED TOTAL
                                                      --------- ------
          U.S. Vector Equity Portfolio...............      --       --
          U.S. Small Cap Portfolio...................      --       --
          U.S. Micro Cap Portfolio...................      --       --
          U.S. High Relative Profitability Portfolio.  $8,733   $8,733
          DFA Real Estate Securities Portfolio.......      --       --

   During the year ended October 31, 2019, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

                    U.S. Large Cap Equity Portfolio. $7,156

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                         NET
                                                                                      UNREALIZED
                                            FEDERAL TAX  UNREALIZED    UNREALIZED    APPRECIATION
                                               COST     APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                            ----------- ------------ -------------- --------------
Enhanced U.S. Large Company Portfolio...... $   386,406 $    12,622   $   (12,797)    $     (175)
U.S. Large Cap Equity Portfolio............   1,161,537     512,868       (43,402)       469,466
U.S. Large Cap Value Portfolio.............  19,024,344   6,645,048        (1,382)     6,643,666
U.S. Targeted Value Portfolio..............  10,491,442   2,384,515    (1,277,248)     1,107,267
U.S. Small Cap Value Portfolio.............  12,714,139   3,622,046    (1,400,215)     2,221,831
U.S. Core Equity 1 Portfolio...............  18,438,415  10,724,404    (1,340,650)     9,383,754
U.S. Core Equity 2 Portfolio...............  19,535,339  11,243,463    (1,599,785)     9,643,678
U.S. Vector Equity Portfolio...............   3,300,683   1,917,070      (344,996)     1,572,074
U.S. Small Cap Portfolio...................  16,006,465   5,257,040    (1,940,782)     3,316,258
U.S. Micro Cap Portfolio...................   4,997,481   2,386,940      (421,863)     1,965,077
U.S. High Relative Profitability Portfolio.   1,535,146     222,213       (39,382)       182,831
DFA Real Estate Securities Portfolio.......   7,175,203   4,052,824      (230,715)     3,822,109

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                             YEAR ENDED            YEAR ENDED
                                                          OCTOBER 31, 2019      OCTOBER 31, 2018
                                                       ---------------------  --------------------
                                                          AMOUNT     SHARES      AMOUNT     SHARES
                                                       -----------  --------  -----------  -------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
   Shares Issued...................................... $    18,052       831  $    21,616      851
   Shares Issued in Lieu of Cash Distributions........       2,513       123        2,923      119
   Shares Redeemed....................................     (10,271)     (467)     (28,235)  (1,114)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $    10,294       487  $    (3,696)    (144)
                                                       ===========  ========  ===========  =======
Class R2 Shares
   Shares Issued...................................... $    16,359       740  $    38,144    1,523
   Shares Issued in Lieu of Cash Distributions........       5,135       253        7,940      325
   Shares Redeemed....................................     (51,887)   (2,355)     (85,609)  (3,475)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $   (30,393)   (1,362) $   (39,525)  (1,627)
                                                       ===========  ========  ===========  =======
Institutional Class Shares
   Shares Issued...................................... $ 2,603,398   119,873  $ 2,152,781   85,162
   Shares Issued in Lieu of Cash Distributions........     522,401    25,501      541,597   21,998
   Shares Redeemed....................................  (2,333,821) (107,140)  (2,187,982) (86,229)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   791,978    38,234  $   506,396   20,931
                                                       ===========  ========  ===========  =======

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. FORWARD CURRENCY CONTRACTS: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   2. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amounts in thousands):

                                                   FORWARD
                                                   CURRENCY
                                                  CONTRACTS* FUTURES**
                                                  ---------- ---------
          Enhanced U.S. Large Company Portfolio..  $118,550  $332,798
          U.S. Targeted Value Portfolio..........        --    71,188
          U.S. Small Cap Value Portfolio.........        --   124,828
          U.S. Core Equity 1 Portfolio...........        --   186,435
          U.S. Core Equity 2 Portfolio...........        --   215,483
          U.S. Vector Equity Portfolio...........        --    30,265
          U.S. Small Cap Portfolio...............        --   125,481
          U.S. Micro Cap Portfolio...............        --    56,808
          DFA Real Estate Securities Portfolio...        --    69,473

*  Average amount of Currency Purchased/Sold in USD
** Average Notional Value of contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

                                                   ASSET DERIVATIVES VALUE
                                        ----------------------------------------------
                                                            FORWARD
                                         TOTAL VALUE AT    CURRENCY        EQUITY
                                        OCTOBER 31, 2019 CONTRACTS (1) CONTRACTS *,(2)
                                        ---------------- ------------- ---------------
Enhanced U.S. Large Company Portfolio..     $13,139           $52          $13,087
U.S. Targeted Value Portfolio..........       3,300            --            3,300
U.S. Small Cap Value Portfolio.........         456            --              456
U.S. Core Equity 1 Portfolio...........       1,911            --            1,911

                                                  ASSET DERIVATIVES VALUE
                                       ----------------------------------------------
                                                           FORWARD
                                        TOTAL VALUE AT    CURRENCY        EQUITY
                                       OCTOBER 31, 2019 CONTRACTS (1) CONTRACTS *,(2)
                                       ---------------- ------------- ---------------
U.S. Core Equity 2 Portfolio..........      $2,225           --           $2,225
U.S. Vector Equity Portfolio..........         198           --              198
U.S. Small Cap Portfolio..............       5,365           --            5,365
U.S. Micro Cap Portfolio..............       1,055           --            1,055
DFA Real Estate Securities Portfolio..         906           --              906

                                             LIABILITY DERIVATIVES VALUE
                                            -----------------------------
                                                                FORWARD
                                             TOTAL VALUE AT    CURRENCY
                                            OCTOBER 31, 2019 CONTRACTS (3)
                                            ---------------- -------------
     Enhanced U.S. Large Company Portfolio.     $(2,591)        $(2,591)

(1)Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

                                            REALIZED GAIN (LOSS) ON DERIVATIVES
                                            ----------------------------------
                                                        FORWARD
                                                       CURRENCY       EQUITY
                                             TOTAL   CONTRACTS (1) CONTRACTS (2)
                                            -------  ------------- -------------
Enhanced U.S. Large Company Portfolio...... $ 7,697     $4,580        $ 3,117
U.S. Large Cap Equity Portfolio............   1,076         --          1,076*
U.S. Targeted Value Portfolio..............   2,964         --          2,964
U.S. Small Cap Value Portfolio.............   2,914         --          2,914
U.S. Core Equity 1 Portfolio...............  18,158         --         18,158
U.S. Core Equity 2 Portfolio...............  12,596         --         12,596
U.S. Vector Equity Portfolio...............   5,143         --          5,143
U.S. Small Cap Portfolio...................   6,738         --          6,738
U.S. Micro Cap Portfolio...................  (1,815)        --         (1,815)
U.S. High Relative Profitability Portfolio.     (52)        --            (52)*
DFA Real Estate Securities Portfolio.......  (1,177)        --         (1,177)

                                          CHANGE IN UNREALIZED APPRECIATION
                                            (DEPRECIATION) ON DERIVATIVES
                                         -----------------------------------
                                                     FORWARD
                                                    CURRENCY       EQUITY
                                          TOTAL   CONTRACTS (3) CONTRACTS (4)
                                         -------  ------------- -------------
  Enhanced U.S. Large Company Portfolio. $29,634     $(2,987)      $32,621
  U.S. Targeted Value Portfolio.........   5,420          --         5,420
  U.S. Small Cap Value Portfolio........   2,943          --         2,943
  U.S. Core Equity 1 Portfolio..........   7,258          --         7,258
  U.S. Core Equity 2 Portfolio..........  11,243          --        11,243
  U.S. Vector Equity Portfolio..........    (433)         --          (433)
  U.S. Small Cap Portfolio..............   5,348          --         5,348
  U.S. Micro Cap Portfolio..............   3,769          --         3,769
  DFA Real Estate Securities Portfolio..   1,373          --         1,373

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Forward Currency Contracts.
(2)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(3)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
* As of October 31, 2019, there were no futures contracts outstanding. During the year ended October 31, 2019, the Portfolios had limited activity in futures contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2019 (amounts in thousands):

                            NET                                                       NET
                          AMOUNTS                                                   AMOUNTS
                         OF ASSETS    GROSS AMOUNTS NOT                          OF LIABILITIES   GROSS AMOUNTS NOT
                         PRESENTED  OFFSET IN THE STATEMENTS                       PRESENTED    OFFSET IN THE STATEMENTS
               GROSS      IN THE    OF ASSETS AND LIABILITIES           GROSS        IN THE     OF ASSETS AND LIABILITIES
             AMOUNTS OF STATEMENTS  -------------------------        AMOUNTS OF    STATEMENTS   -------------------------
             RECOGNIZED  OF ASSETS   FINANCIAL       CASH      NET   RECOGNIZED    OF ASSETS     FINANCIAL       CASH      NET
               ASSETS       AND     INSTRUMENTS   COLLATERAL  AMOUNT LIABILITIES      AND       INSTRUMENTS   COLLATERAL  AMOUNT
DESCRIPTION     (A)     LIABILITIES     (B)        RECEIVED    (C)       (A)      LIABILITIES       (D)        PLEDGED     (E)
-----------  ---------- ----------- -----------   ----------  ------ ----------- -------------- -----------   ----------  ------
                                    ASSETS                                                 LIABILITIES
             ------------------------------------------------------- -----------------------------------------------------------
ENHANCED
  U.S.
  LARGE
  COMPANY
  PORTFOLIO
Bank of
  America
  Corp......     --          --          --           --        --     $1,370        $1,370          --           --      $1,370
Citibank,
  N.A.......    $ 3         $ 3        $ (3)          --        --        883           883        $ (3)          --         880
State
  Street
  Bank and
  Trust.....     25          25         (25)          --        --        145           145         (25)          --         120
Barclays
  Capital...     --          --          --           --        --        100           100          --           --         100
HSBC Bank...     18          18          --           --       $18         --            --          --           --          --
JP Morgan...      2           2          (2)          --        --         20            20          (2)          --          18
Natwest
  Markets
  PLC.......      4           4          --           --         4         --            --          --           --          --
Barclays
  Bank PLC..     --          --          --           --        --         73            73          --           --          73
                ---         ---        ----           --       ---     ------        ------        ----           --      ------
Total.......    $52         $52        $(30)          --       $22     $2,591        $2,591        $(30)          --      $2,561
                ===         ===        ====           ==       ===     ======        ======        ====           ==      ======

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(c)Represents the net amount due from counterparties in the event of default.
(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 3, 2020.

   For the year ended October 31, 2019, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                                                 AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                                              INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 10/31/2019
                                              ------------- ------------ ------------ -------- --------------- ----------------
U.S. Large Cap Equity Portfolio..............     2.94%        $5,584         70        $32        $39,385            --
U.S. High Relative Profitability Portfolio...     2.84%         7,497         10          7         12,562            --

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2019, that each Portfolio's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not use the interfund lending program during the year ended October 31, 2019.

J. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2019, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

   For the year ended October 31, 2019, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                   PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                   --------- -------- --------------------
U.S. Large Cap Equity Portfolio............ $ 41,951  $ 57,977      $  (5,012)
U.S. Targeted Value Portfolio..............  341,056   411,806       (126,118)
U.S. Small Cap Value Portfolio.............  406,034   667,677       (524,674)
U.S. Core Equity 1 Portfolio...............  240,864   212,911         30,378
U.S. Core Equity 2 Portfolio...............  219,125   190,304         19,534
U.S. Vector Equity Portfolio...............   59,483    78,693        (15,431)
U.S. Small Cap Portfolio...................  297,262   152,798        (48,452)
U.S. Micro Cap Portfolio...................  244,035   240,504       (187,877)
U.S. High Relative Profitability Portfolio.   58,408    11,011         (2,008)
DFA Real Estate Securities Portfolio.......    3,840     7,355         (2,646)

K. SECURITIES LENDING:

   As of October 31, 2019, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                          NON-CASH
                                                         COLLATERAL
                                                           MARKET
                                                           VALUE
                                                         ----------
             U.S. Large Cap Equity Portfolio............ $   14,194
             U.S. Targeted Value Portfolio..............    638,557
             U.S. Small Cap Value Portfolio.............    678,005
             U.S. Core Equity 1 Portfolio...............    814,043
             U.S. Core Equity 2 Portfolio...............    883,821
             U.S. Vector Equity Portfolio...............    171,676
             U.S. Small Cap Portfolio...................  1,212,468
             U.S. Micro Cap Portfolio...................    318,112
             U.S. High Relative Profitability Portfolio.      9,699
             DFA Real Estate Securities Portfolio.......    275,268

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                                                                REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                             AS OF OCTOBER 31, 2019
                                                             -------------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS   TOTAL
                                                             ------------- -------- ------------ -------- ----------
SECURITIES LENDING TRANSACTIONS
ENHANCED U.S. LARGE COMPANY PORTFOLIO
   Bonds....................................................  $    1,288      --         --         --    $    1,288
U.S. LARGE CAP EQUITY PORTFOLIO
   Common Stocks............................................      19,730      --         --         --        19,730

U.S. TARGETED VALUE PORTFOLIO
   Common Stocks, Preferred Stocks..........................     825,459      --         --         --       825,459
U.S. SMALL CAP VALUE PORTFOLIO
   Common Stocks, Preferred Stocks..........................   1,062,300      --         --         --     1,062,300
U.S. CORE EQUITY 1 PORTFOLIO
   Common Stocks, Preferred Stocks..........................   1,249,627      --         --         --     1,249,627
U.S. CORE EQUITY 2 PORTFOLIO
   Common Stocks, Preferred Stocks..........................   1,381,666      --         --         --     1,381,666
U.S. VECTOR EQUITY PORTFOLIO
   Common Stocks, Preferred Stocks..........................     287,341      --         --         --       287,341
U.S. SMALL CAP PORTFOLIO
   Common Stocks, Preferred Stocks, Rights/Warrants.........   1,964,649      --         --         --     1,964,649
U.S. MICRO CAP PORTFOLIO
   Common Stocks, Preferred Stocks, Rights/Warrants.........     617,006      --         --         --       617,006
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
   Common Stocks............................................      10,060      --         --         --        10,060
DFA REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks............................................     317,240      --         --         --       317,240

L. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. IN-KIND REDEMPTIONS:

   During the year ended October 31, 2019, the following Portfolio realized net gains (losses) on in-kind redemptions as follows:

                 DFA Real Estate Securities Portfolio. $50,622

O. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

P. OTHER:

   As of October 31, 2019, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               APPROXIMATE
                                                                                PERCENTAGE
                                                                  NUMBER OF   OF OUTSTANDING
                                                                 SHAREHOLDERS     SHARES
                                                                 ------------ --------------
Enhanced U.S. Large Company Portfolio-Institutional Class.......      3             68%
U.S. Large Cap Equity Portfolio-Institutional Class.............      4             88%
U.S. Large Cap Value Portfolio-Institutional Class..............      3             70%
U.S. Targeted Value Portfolio-Class R1..........................      5             91%
U.S. Targeted Value Portfolio-Class R2..........................      7             85%
U.S. Targeted Value Portfolio-Institutional Class...............      3             58%
U.S. Small Cap Value Portfolio-Institutional Class..............      4             72%
U.S. Core Equity 1 Portfolio-Institutional Class................      4             74%
U.S. Core Equity 2 Portfolio-Institutional Class................      5             81%
U.S. Vector Equity Portfolio-Institutional Class................      5             83%
U.S. Small Cap Portfolio-Institutional Class....................      3             55%
U.S. Micro Cap Portfolio-Institutional Class....................      4             76%
U.S. High Relative Profitability Portfolio-Institutional Class..      3             90%
DFA Real Estate Securities Portfolio-Institutional Class........      4             71%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

   On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit") and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit's ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court's decision in MERIT MANAGEMENT GROUP, LP
v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) ("Merit Mgmt."), which addressed the scope of the Bankruptcy Code's safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs' petition for certiorari. The Second Circuit's review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee's proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code's safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the Court's dismissal order and order denying the Trustee's motion for leave to amend to the Second Circuit. The Second Circuit appeal is pending.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

Q. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. High Relative Profitability Portfolio

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. High Relative Profitability Portfolio (twelve of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodians, brokers and the transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                          ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                                          --------------------------------------------
                                                           NET INCOME FOR      ACCUMULATED
                                                           THE CURRENT OR     UNDISTRIBUTED
                                                              PRECEDING        NET PROFITS    PAID-IN
                                                            FISCAL YEAR,      FROM THE SALE   SURPLUS
                                                           AND ACCUMULATED    OF SECURITIES   OR OTHER
                                                          UNDISTRIBUTED NET     OR OTHER      CAPITAL
PORTFOLIO NAME                                                 INCOME          PROPERTIES      SOURCE
--------------                                            -----------------   -------------   --------
DFA Real Estate Securities Portfolio September 27, 2019..         0%                0%          100%

   The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO VS.
BLOOMBERG COMMODITY TOTAL RETURN INDEX
NOVEMBER 9, 2010-OCTOBER 31, 2019

                                        [CHART]

                  DFA Commodity Strategy        Bloomberg Commodity Total Return
                        Portfolio                            Index
              --------------------------------  ----------------------------------
    11/9/2010            $10,000                            $10,000
   11/30/2010              9,480                              9,414
   12/31/2010             10,464                             10,420
    1/31/2011             10,584                             10,525
    2/28/2011             10,804                             10,664
    3/31/2011             11,010                             10,884
    4/30/2011             11,440                             11,261
    5/31/2011             10,889                             10,691
    6/30/2011             10,337                             10,152
    7/31/2011             10,678                             10,452
    8/31/2011             10,788                             10,557
    9/30/2011              9,187                              9,001
   10/31/2011              9,798                              9,597
   11/30/2011              9,538                              9,384
   12/31/2011              9,199                              9,032
    1/31/2012              9,480                              9,256
    2/29/2012              9,752                              9,506
    3/31/2012              9,360                              9,112
    4/30/2012              9,299                              9,074
    5/31/2012              8,494                              8,245
    6/30/2012              8,889                              8,698
    7/31/2012              9,494                              9,261
    8/31/2012              9,676                              9,381
    9/30/2012              9,840                              9,541
   10/31/2012              9,497                              9,171
   11/30/2012              9,547                              9,176
   12/31/2012              9,321                              8,937
    1/31/2013              9,544                              9,151
    2/28/2013              9,169                              8,777
    3/31/2013              9,229                              8,836
    4/30/2013              8,996                              8,590
    5/31/2013              8,763                              8,397
    6/30/2013              8,304                              8,001
    7/31/2013              8,436                              8,110
    8/31/2013              8,730                              8,386
    9/30/2013              8,529                              8,172
   10/31/2013              8,438                              8,051
   11/30/2013              8,397                              7,987
   12/31/2013              8,473                              8,086
    1/31/2014              8,565                              8,110
    2/28/2014              9,156                              8,616
    3/31/2014              9,200                              8,651
    4/30/2014              9,435                              8,862
    5/31/2014              9,200                              8,607
    6/30/2014              9,271                              8,658
    7/31/2014              8,822                              8,227
    8/31/2014              8,750                              8,141
    9/30/2014              8,208                              7,634
   10/31/2014              8,178                              7,573
   11/30/2014              7,789                              7,265
   12/31/2014              7,234                              6,711
    1/31/2015              7,028                              6,486
    2/28/2015              7,203                              6,654
    3/31/2015              6,853                              6,312
    4/30/2015              7,234                              6,674
    5/31/2015              7,028                              6,494
    6/30/2015              7,141                              6,606
    7/31/2015              6,378                              5,904
    8/31/2015              6,306                              5,850
    9/30/2015              6,120                              5,650
   10/31/2015              6,120                              5,625
   11/30/2015              5,686                              5,217
   12/31/2015              5,509                              5,056
    1/31/2016              5,437                              4,971
    2/29/2016              5,364                              4,890
    3/31/2016              5,611                              5,077
    4/30/2016              6,056                              5,509
    5/31/2016              6,046                              5,499
    6/30/2016              6,334                              5,726
    7/31/2016              6,044                              5,433
    8/31/2016              5,930                              5,337
    9/30/2016              6,124                              5,505
   10/31/2016              6,104                              5,478
   11/30/2016              6,156                              5,551
   12/31/2016              6,268                              5,651
    1/31/2017              6,299                              5,659
    2/28/2017              6,341                              5,670
    3/31/2017              6,176                              5,519
    4/30/2017              6,103                              5,436
    5/31/2017              6,019                              5,364
    6/30/2017              6,011                              5,354
    7/31/2017              6,159                              5,475
    8/31/2017              6,190                              5,497
    9/30/2017              6,170                              5,489
   10/31/2017              6,296                              5,606
   11/30/2017              6,254                              5,581
   12/31/2017              6,439                              5,747
    1/31/2018              6,547                              5,861
    2/28/2018              6,482                              5,760
    3/31/2018              6,439                              5,724
    4/30/2018              6,590                              5,872
    5/31/2018              6,698                              5,955
    6/30/2018              6,450                              5,747
    7/31/2018              6,320                              5,624
    8/31/2018              6,212                              5,525
    9/30/2018              6,305                              5,631
   10/31/2018              6,143                              5,509
   11/30/2018              6,089                              5,478
   12/31/2018              5,717                              5,101
    1/31/2019              6,013                              5,379
    2/28/2019              6,112                              5,433
    3/31/2019              6,113                              5,423
    4/30/2019              6,091                              5,401                   Past performance is not
    5/31/2019              5,850                              5,219                   predictive of future
    6/30/2019              5,999                              5,359                   performance.
    7/31/2019              5,965                              5,323
    8/31/2019              5,833                              5,200                   The returns shown do not
    9/30/2019              5,888                              5,261                   reflect the deduction of
   10/31/2019              6,021                              5,367                   taxes that a shareholder
                                                                                      would pay on fund
                                                                                      distributions or the
              AVERAGE ANNUAL         ONE         FIVE           SINCE                 redemption of fund shares.
              TOTAL RETURN           YEAR        YEARS        INCEPTION
              ----------------------------------------------------------------        Data provided by
                                    -1.99%       -5.94%        -5.50%                 Bloomberg Finance L.P.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

COMMODITY MARKET REVIEW                12 MONTHS ENDED OCTOBER 31, 2019

   For the 12 months ended October 31, 2019, the Bloomberg Commodity Index Total Return returned -2.58%. Precious metals and industrial metals returned 24.13% and 5.49%, respectively. Sectors with negative returns included energy, agriculture, and livestock, which returned -15.70%, -5.29%, and -4.15%, respectively.

DFA COMMODITY STRATEGY PORTFOLIO

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio, through its wholly owned subsidiary, Dimensional Cayman Commodity Fund I LTD, gains exposure to commodities markets by investing in derivative instruments such as commodity swap contracts, commodity futures, and other commodity-linked instruments. In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional identifies a broadly diversified universe of eligible U.S. and foreign fixed income securities with defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting credit quality standards. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies.

   The Portfolio, through the Dimensional Cayman Commodity Fund I LTD, gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures contracts. The Portfolio's commodity swaps provided exposure to the 23 commodities included in the benchmark. For the period, the average duration of the Portfolio's fixed income securities decreased to 0.46 years.

   For the 12 months ended October 31, 2019, total returns were -1.99% for the Portfolio and -2.58% for the Bloomberg Commodity Index Total Return. The collateral component of the Portfolio had a longer duration than the three-month U.S. Treasury bill rate payable in the commodity swap contract. As such, the Portfolio's longer duration contributed positively to performance relative to the benchmark, as term premiums were generally positive. Varying the expirations of the individual commodity contracts contributed positively to the Portfolio's performance relative to the benchmark, while varying the commodity weights and pre-rolling the commodity contracts detracted from relative performance.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLE

                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT  ANNUALIZED    PAID
                                       VALUE    VALUE    EXPENSE     DURING
                                     05/01/19  10/31/19 RATIO (1)  PERIOD (1)
                                     --------- -------- ---------- ----------
   DFA COMMODITY STRATEGY PORTFOLIO
   Actual Fund Return............... $1,000.00 $988.40     0.33%     $1.65

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED


                                   BEGINNING  ENDING               EXPENSES
                                    ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                     VALUE    VALUE     EXPENSE     DURING
                                   05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                   --------- --------- ---------- ----------
   Hypothetical 5% Annual Return.. $1,000.00 $1,023.54    0.33%     $1.68

(1)DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 30, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                           DFA COMMODITY STRATEGY PORTFOLIO
                           Corporate..............  26.4%
                           Government.............  42.9%
                           Foreign Corporate......  15.2%
                           Foreign Government.....  13.6%
                           Supranational..........   1.9%
                                                    -----
                                                   100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
BONDS -- (54.9%)
AUSTRALIA -- (2.2%)
Australia & New Zealand Banking Group, Ltd.
(r)      3.018%, 11/23/21.................................................      2,000  $ 2,023,121
Commonwealth Bank of Australia
(Omega)  2.250%, 03/10/20.................................................      2,297    2,299,676
         2.300%, 03/12/20.................................................      3,000    3,004,226
#        5.000%, 03/19/20.................................................      5,000    5,057,051
         2.400%, 11/02/20.................................................      1,746    1,755,244
Macquarie Group, Ltd.
(Omega)  6.250%, 01/14/21.................................................      4,842    5,068,965
National Australia Bank, Ltd.
(Omega)  2.400%, 12/09/19.................................................      9,500    9,505,225
         2.125%, 05/22/20.................................................        745      745,990
         2.625%, 07/23/20.................................................      4,052    4,075,089
Westpac Banking Corp.
         2.100%, 05/13/21.................................................      1,000    1,003,615
                                                                                       -----------
TOTAL AUSTRALIA...........................................................              34,538,202
                                                                                       -----------
BELGIUM -- (1.5%)
Dexia Credit Local SA
         1.875%, 01/29/20.................................................      5,000    4,999,589
         0.200%, 03/16/21................................................. EUR 16,250   18,264,368
                                                                                       -----------
TOTAL BELGIUM.............................................................              23,263,957
                                                                                       -----------
CANADA -- (14.7%)
Alimentation Couche-Tard, Inc.
         3.319%, 11/01/19................................................. CAD  4,800    3,644,480
Bank of Montreal
(r)      2.922%, 08/27/21.................................................     12,203   12,336,013
Canada Housing Trust No 1
(Omega)  1.450%, 06/15/20................................................. CAD 46,000   34,873,525
CPPIB Capital, Inc.
         1.400%, 06/04/20................................................. CAD  6,000    4,547,491
Province of Alberta Canada
         1.900%, 12/06/19.................................................      5,000    4,998,900
         1.250%, 06/01/20................................................. CAD 39,000   29,533,224
Province of British Columbia Canada
         3.700%, 12/18/20................................................. CAD 25,000   19,401,906
Province of Ontario Canada
         4.200%, 06/02/20................................................. CAD 39,000   30,034,234
         4.000%, 06/02/21................................................. CAD  5,759    4,530,069
Province of Quebec Canada
         4.500%, 12/01/20................................................. CAD 45,000   35,175,575
Royal Bank of Canada
         1.920%, 07/17/20................................................. CAD  5,000    3,797,396
         2.030%, 03/15/21................................................. CAD 20,000   15,196,720

                                                                                 FACE
                                                                                AMOUNT^    VALUE+
                                                                                ------- ------------
                                                                                 (000)
CANADA -- (Continued)
Toronto-Dominion Bank (The)
          2.563%, 06/24/20................................................. CAD 39,000  $ 29,742,571
                                                                                        ------------
TOTAL CANADA...............................................................              227,812,104
                                                                                        ------------
DENMARK -- (0.4%)
Danske Bank A.S.
(Omega)   2.800%, 03/10/21.................................................      5,400     5,443,002
                                                                                        ------------
FRANCE -- (0.9%)
BNP Paribas SA
          2.375%, 05/21/20.................................................      2,720     2,727,158
BPCE SA
          2.650%, 02/03/21.................................................        330       332,339
Credit Agricole SA
          2.750%, 06/10/20.................................................      1,000     1,004,017
Orange SA
          1.625%, 11/03/19.................................................      2,000     2,000,000
Sanofi
          0.875%, 09/22/21................................................. EUR  5,000     5,683,790
Societe Generale SA
          2.625%, 09/16/20.................................................      2,000     2,010,741
                                                                                        ------------
TOTAL FRANCE...............................................................               13,758,045
                                                                                        ------------
GERMANY -- (1.0%)
BMW US Capital LLC
(Omega)   2.000%, 04/11/21.................................................      3,000     3,005,735
Daimler Finance North America LLC
#(Omega)  2.250%, 03/02/20.................................................      2,925     2,927,711
(Omega)   2.700%, 08/03/20.................................................      3,060     3,075,334
Deutsche Bank AG
#         2.950%, 08/20/20.................................................      3,618     3,625,215
EMD Finance LLC
(Omega)   2.400%, 03/19/20.................................................      1,150     1,150,749
Volkswagen Group of America Finance LLC
(Omega)   2.400%, 05/22/20.................................................      2,000     2,003,240
                                                                                        ------------
TOTAL GERMANY..............................................................               15,787,984
                                                                                        ------------
JAPAN -- (1.5%)
American Honda Finance Corp.
(r)       2.391%, 02/12/21.................................................      6,000     5,998,582
Mitsubishi UFJ Financial Group, Inc.
          2.950%, 03/01/21.................................................        882       892,350
Mizuho Financial Group, Inc.
          2.632%, 04/12/21.................................................      2,000     2,014,621

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
JAPAN -- (Continued)
Sumitomo Mitsui Banking Corp.
#        2.650%, 07/23/20.................................................       2,250 $ 2,260,768
Toyota Motor Credit Corp.
(r)      2.281%, 04/13/21.................................................      12,000  12,018,372
                                                                                       -----------
TOTAL JAPAN...............................................................              23,184,693
                                                                                       -----------
NETHERLANDS -- (0.2%)
BNG Bank NV
         2.500%, 02/28/20.................................................       1,800   1,802,927
Shell International Finance BV
         1.875%, 05/10/21.................................................       1,263   1,264,236
                                                                                       -----------
TOTAL NETHERLANDS.........................................................               3,067,163
                                                                                       -----------
SPAIN -- (1.4%)
Santander Holdings USA, Inc.
#        2.650%, 04/17/20.................................................       4,992   5,005,366
Santander UK Group Holdings P.L.C.
         2.875%, 10/16/20.................................................       4,000   4,017,024
#        3.125%, 01/08/21.................................................       1,808   1,825,074
Telefonica Emisiones SA
         5.462%, 02/16/21.................................................       8,000   8,346,365
Telefonica Emisiones SAU
         5.134%, 04/27/20.................................................       2,200   2,232,270
                                                                                       -----------
TOTAL SPAIN...............................................................              21,426,099
                                                                                       -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.8%)
Asian Development Bank
         1.375%, 06/11/20................................................. CAD   8,307   6,293,541
Council Of Europe Development Bank
         1.750%, 11/14/19.................................................       7,000   6,999,720
European Investment Bank
         1.125%, 02/18/20................................................. CAD  20,020  15,170,573
                                                                                       -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..............................              28,463,834
                                                                                       -----------
SWEDEN -- (2.8%)
Kommuninvest I Sverige AB
         1.000%, 09/15/21................................................. SEK 350,000  36,880,667
Svenska Handelsbanken AB
(Omega)  5.125%, 03/30/20.................................................       6,708   6,796,644
                                                                                       -----------
TOTAL SWEDEN..............................................................              43,677,311
                                                                                       -----------
SWITZERLAND -- (0.7%)
Credit Suisse AG
         3.000%, 10/29/21.................................................       1,500   1,529,232

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
SWITZERLAND -- (Continued)
Nestle Finance International, Ltd.
    2.125%, 09/10/21................................................. EUR  2,875  $ 3,343,968
UBS AG Stamford CT
    2.350%, 03/26/20.................................................      6,000    6,010,793
                                                                                  -----------
TOTAL SWITZERLAND....................................................              10,883,993
                                                                                  -----------
UNITED KINGDOM -- (2.2%)
Barclays P.L.C.
#   2.875%, 06/08/20.................................................      5,000    5,014,300
    3.250%, 01/12/21.................................................      1,085    1,096,774
HSBC USA, Inc.
    2.750%, 08/07/20.................................................      6,725    6,776,088
Lloyds Banking Group P.L.C.
    3.100%, 07/06/21.................................................      1,000    1,016,596
United Kingdom Treasury Bill
    0.000%, 11/25/19................................................. GBP 15,000   19,421,669
                                                                                  -----------
TOTAL UNITED KINGDOM.................................................              33,325,427
                                                                                  -----------
UNITED STATES -- (23.6%)
AbbVie, Inc.
    2.500%, 05/14/20.................................................     11,317   11,349,894
Allergan Funding SCS
    3.000%, 03/12/20.................................................      5,000    5,012,327
Allergan, Inc.
    3.375%, 09/15/20.................................................      1,570    1,588,569
American Express Credit Corp.
    2.375%, 05/26/20.................................................      1,210    1,212,915
    2.600%, 09/14/20.................................................      1,600    1,608,945
American International Group, Inc.
    3.375%, 08/15/20.................................................      3,470    3,508,803
    6.400%, 12/15/20.................................................      7,000    7,340,358
Amgen, Inc.
    2.200%, 05/11/20.................................................      9,990   10,008,560
Anthem, Inc.
    4.350%, 08/15/20.................................................      1,128    1,148,545
#   2.500%, 11/21/20.................................................     11,352   11,427,718
Aon Corp.
    5.000%, 09/30/20.................................................      1,000    1,027,032
Aon P.L.C.
    2.800%, 03/15/21.................................................      3,380    3,407,052
Apple, Inc.
    1.900%, 02/07/20.................................................     21,000   21,003,013
Autodesk, Inc.
    3.125%, 06/15/20.................................................      1,355    1,362,136
AutoZone, Inc.
    2.500%, 04/15/21.................................................      2,045    2,058,007
Bank of America Corp.
    2.625%, 10/19/20.................................................      1,010    1,016,751
Best Buy Co., Inc.
#   5.500%, 03/15/21.................................................      6,000    6,218,198

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                          FACE
                                                                         AMOUNT^   VALUE+
                                                                         ------- -----------
                                                                          (000)
UNITED STATES -- (Continued)
CA, Inc.
     5.375%, 12/01/19.................................................    5,245  $ 5,257,334
Campbell Soup Co.
#    4.250%, 04/15/21.................................................    8,000    8,234,468
Cardinal Health, Inc.
#    4.625%, 12/15/20.................................................    5,150    5,290,733
Caterpillar Financial Services Corp.
(r)  2.338%, 05/15/20.................................................    5,000    5,003,685
(r)  2.349%, 03/15/21.................................................    3,000    3,002,532
(r)  2.382%, 09/07/21.................................................    1,800    1,800,522
Celgene Corp.
     2.875%, 02/19/21.................................................   10,000   10,107,155
Chevron Corp.
     2.193%, 11/15/19.................................................   15,000   15,001,800
Citigroup, Inc.
     2.650%, 10/26/20.................................................    2,575    2,592,907
     2.700%, 03/30/21.................................................    2,234    2,255,674
Citizens Bank NA
#    2.550%, 05/13/21.................................................    8,000    8,063,040
Comcast Corp.
(r)  2.539%, 10/01/21.................................................    1,800    1,809,594
Dominion Energy Gas Holdings LLC
     2.800%, 11/15/20.................................................    2,000    2,015,528
Eastman Chemical Co.
     2.700%, 01/15/20.................................................    1,207    1,207,908
Enterprise Products Operating LLC
     5.200%, 09/01/20.................................................    3,839    3,938,970
Eversource Energy
     2.500%, 03/15/21.................................................    4,556    4,583,598
Exelon Corp.
     2.850%, 06/15/20.................................................    1,205    1,210,420
Exelon Generation Co. LLC
     4.000%, 10/01/20.................................................    4,282    4,338,432
Fidelity National Information Services, Inc.
     3.625%, 10/15/20.................................................    1,214    1,230,954
     2.250%, 08/15/21.................................................    4,325    4,339,893
Fifth Third Bancorp
     2.875%, 07/27/20.................................................    1,250    1,257,587
General Electric Co.
     4.375%, 09/16/20.................................................    7,000    7,135,610
General Motors Financial Co., Inc.
#    3.150%, 01/15/20.................................................    7,000    7,009,464
     4.200%, 03/01/21.................................................      500      511,448
Goldman Sachs Group, Inc. (The)
     2.300%, 12/13/19.................................................      600      600,040
#    2.600%, 04/23/20.................................................    2,075    2,080,816
     6.000%, 06/15/20.................................................    6,320    6,475,900

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
UNITED STATES -- (Continued)
Harley-Davidson Financial Services, Inc.
(Omega)     2.150%, 02/26/20.................................................      585  $   584,595
            2.400%, 06/15/20.................................................    2,600    2,599,810
(Omega)     2.850%, 01/15/21.................................................    6,000    6,024,210
Hewlett Packard Enterprise Co.
            3.600%, 10/15/20.................................................   12,000   12,160,963
Huntington National Bank
            2.875%, 08/20/20.................................................    2,000    2,012,984
Integrys Holding, Inc.
            4.170%, 11/01/20.................................................    4,060    4,145,955
Intercontinental Exchange, Inc.
            2.750%, 12/01/20.................................................    2,229    2,247,813
JPMorgan Chase & Co.
            4.350%, 08/15/21.................................................      750      782,134
Keurig Dr Pepper, Inc.
            3.200%, 11/15/21.................................................      630      639,411
KeyCorp
            2.900%, 09/15/20.................................................    3,128    3,153,806
Kraft Heinz Foods Co.
#           2.800%, 07/02/20.................................................    1,909    1,913,985
Kroger Co. (The)
            2.950%, 11/01/21.................................................    2,334    2,373,416
L3Harris Technologies, Inc.
            2.700%, 04/27/20.................................................    1,205    1,206,996
Lam Research Corp.
            2.750%, 03/15/20.................................................    1,098    1,100,162
LG&E & KU Energy LLC
            3.750%, 11/15/20.................................................    1,244    1,259,231
Liberty Mutual Group, Inc.
            5.000%, 06/01/21.................................................      980    1,016,376
LyondellBasell Industries NV
            6.000%, 11/15/21.................................................    5,000    5,337,876
Marriott International, Inc.
#           2.875%, 03/01/21.................................................    1,000    1,011,137
Marsh & McLennan Cos. Inc.
            4.800%, 07/15/21.................................................    1,526    1,584,264
Merck & Co., Inc.
#           1.850%, 02/10/20.................................................   13,744   13,744,409
Microsoft Corp.
            1.850%, 02/12/20.................................................    7,000    7,001,085
Molson Coors Brewing Co.
            2.250%, 03/15/20.................................................   12,857   12,861,174
Mylan N.V.
            3.150%, 06/15/21.................................................    1,214    1,229,584
National Rural Utilities Cooperative Finance Corp.
(r)         2.479%, 06/30/21.................................................    1,800    1,805,877
NBCUniversal Enterprise, Inc.
(r)(Omega)  2.499%, 04/01/21.................................................    1,500    1,505,040
NetApp, Inc.
            3.375%, 06/15/21.................................................    4,880    4,971,389

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                         FACE
                                                                        AMOUNT^    VALUE+
                                                                        ------- ------------
                                                                         (000)
UNITED STATES -- (Continued)
Occidental Petroleum Corp.
    4.100%, 02/01/21.................................................      650  $    662,502
Omnicom Group, Inc. / Omnicom Capital, Inc.
    4.450%, 08/15/20.................................................    1,314     1,338,514
Philip Morris International, Inc.
    2.000%, 02/21/20.................................................    1,116     1,116,230
#   2.900%, 11/15/21.................................................    5,159     5,243,577
PNC Bank NA
    2.300%, 06/01/20.................................................    2,000     2,004,071
    2.600%, 07/21/20.................................................    4,116     4,134,177
Progressive Corp. (The)
    3.750%, 08/23/21.................................................      714       738,426
Regions Financial Corp.
    3.200%, 02/08/21.................................................    4,400     4,459,957
Roper Technologies, Inc.
    3.000%, 12/15/20.................................................    5,070     5,123,310
Sempra Energy
    2.850%, 11/15/20.................................................    6,000     6,040,187
Southern Power Co.
    2.375%, 06/01/20.................................................    1,645     1,648,198
Southwest Airlines Co.
    2.750%, 11/06/19.................................................    5,480     5,480,143
UnitedHealth Group, Inc.
#   2.125%, 03/15/21.................................................    2,905     2,916,702
Verizon Communications, Inc.
    4.600%, 04/01/21.................................................    2,500     2,594,042
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.................................................      470       470,100
Walmart, Inc.
#   2.850%, 06/23/20.................................................   12,858    12,949,816
Wells Fargo & Co.
    2.550%, 12/07/20.................................................    1,450     1,460,602
#   4.600%, 04/01/21.................................................    3,400     3,521,722
Xcel Energy, Inc.
#   2.400%, 03/15/21.................................................    2,622     2,636,852
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.................................................    1,021     1,023,051
                                                                                ------------
TOTAL UNITED STATES..................................................            366,490,696
                                                                                ------------
TOTAL BONDS..........................................................            851,122,510
                                                                                ------------

                                                                                                 FACE
                                                                                                AMOUNT^     VALUE+
                                                                                                ------- --------------
                                                                                                 (000)
U.S. TREASURY OBLIGATIONS -- (41.1%)
U.S. Treasury Bills
                            1.282%, 11/12/19.................................................   100,000 $   99,953,703
                            0.000%, 11/26/19.................................................    53,000     52,942,982
                            1.419%, 12/10/19.................................................    25,000     24,959,596
U.S. Treasury Notes
                            1.875%, 12/31/19.................................................    20,000     20,001,742
~(double left angle quote)  1.625%, 07/31/20.................................................    22,000     22,004,297
(r)                         1.682%, 10/31/20.................................................    11,000     10,987,308
(r)~                        1.752%, 01/31/21.................................................   190,900    190,684,718
(r)~                        1.776%, 04/30/21.................................................   217,000    216,721,303
                                                                                                        --------------
TOTAL U.S. TREASURY OBLIGATIONS..............................................................              638,255,649
                                                                                                        --------------
TOTAL INVESTMENT SECURITIES (Cost $1,490,065,061)............................................            1,489,378,159
                                                                                                        --------------
COMMERCIAL PAPER -- (3.7%)
Cigna Corp.
(Omega)                     1.884%, 01/23/20.................................................     3,000      2,985,202
NRW Bank
(Omega)                     1.898%, 02/27/20.................................................    25,000     24,851,333
Pfizer, Inc.
(Omega)                     1.888%, 03/02/20.................................................    30,000     29,818,165
                                                                                                        --------------
TOTAL COMMERCIAL PAPER.......................................................................               57,654,700
                                                                                                        --------------
                                                                                                SHARES
                                                                                                -------
SECURITIES LENDING COLLATERAL -- (0.3%)
@(S)                        The DFA Short Term Investment Fund...............................   435,131      5,034,901
                                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,552,746,120)..........................................           $1,552,067,760
                                                                                                        ==============

As of October 31, 2019, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

                                                                                          UNREALIZED
                                                                                           FOREIGN
                                                                                           EXCHANGE
                                                                             SETTLEMENT  APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD                COUNTERPARTY                   DATE    (DEPRECIATION)
------------------- --------------- ---------------------------------------  ---------- --------------
GBP     14,980,590  USD  19,297,397 State Street Bank and Trust               11/01/19     $107,714
SEK    358,449,517  USD  36,859,434 State Street Bank and Trust               11/01/19      263,666

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                                    UNREALIZED
                                                                                     FOREIGN
                                                                                     EXCHANGE
                                                                       SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD             COUNTERPARTY             DATE    (DEPRECIATION)
-------------------  ------------------- ----------------------------- ---------- --------------
USD       15,286,731 CAD      19,983,535 Citibank, N.A.                 01/06/20   $   108,220
                                                                                   -----------
TOTAL APPRECIATION                                                                 $   479,600

CAD        1,223,799 USD         938,017 National Australia Bank Ltd.   01/06/20   $    (8,480)
USD       18,584,208 GBP      14,980,590 Citibank, N.A.                 11/01/19      (820,902)
USD       36,945,404 SEK     358,449,517 National Australia Bank Ltd.   11/01/19      (177,697)
USD       19,344,396 GBP      14,991,675 State Street Bank and Trust    12/27/19      (110,865)
USD       36,879,483 SEK     357,552,664 State Street Bank and Trust    12/27/19      (268,885)
USD      111,206,959 CAD     148,139,758 Citibank, N.A.                 01/03/20    (1,311,923)
USD      105,466,955 CAD     139,306,935 Citibank, N.A.                 01/06/20      (343,749)
USD       27,455,061 EUR      24,546,923 JP Morgan                      01/16/20       (64,298)
                                                                                   -----------
TOTAL (DEPRECIATION)                                                               $(3,106,799)
                                                                                   -----------
TOTAL APPRECIATION
  (DEPRECIATION)                                                                   $(2,627,199)
                                                                                   ===========

As of October 31, 2019, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- -----------  -----------  --------------
LONG POSITION CONTRACTS:
CBOT Corn Futures.................................     75     12/13/19  $ 1,405,506  $ 1,462,500     $ 56,994
CBOT Soybean Futures..............................     32     01/14/20    1,510,068    1,491,600      (18,468)
CBOT Soybean Meal Futures.........................     26     01/14/20      813,169      797,940      (15,229)
CBOT Soybean Oil Futures..........................     44     01/14/20      792,006      817,608       25,602
CBOT Wheat Futures................................     30     12/13/19      720,977      763,124       42,147
CME Lean Hogs Futures.............................     18     12/13/19      469,283      475,200        5,917
CME Live Cattle Futures...........................     20     12/31/19      848,091      937,800       89,709
COMEX Copper Futures..............................     27     12/27/19    1,732,722    1,780,650       47,928
COMEX Gold 100 Troy Oz. Futures...................     23     12/27/19    3,531,411    3,484,040      (47,371)
COMEX Silver Futures..............................     12     12/27/19    1,095,037    1,084,020      (11,017)
ICE Brent Crude Oil Futures.......................     31     11/29/19    1,821,145    1,848,220       27,075
ICE Gasoil Futures................................     12     01/10/20      685,829      674,100      (11,729)
KCBT Hard Red Winter Wheat Futures................     13     12/13/19      265,433      272,838        7,405
LME Nickel Futures................................     26     11/18/19    2,408,212    2,603,796      195,584
LME Nickel Futures................................     13     01/13/20    1,376,696    1,300,338      (76,358)
LME Primary Aluminium Futures.....................     30     01/13/20    1,294,504    1,314,000       19,496
LME Primary Aluminium Futures.....................     61     11/20/19    2,683,975    2,686,288        2,313
LME Zinc Futures..................................     33     11/20/19    1,893,873    2,083,125      189,252
LME Zinc Futures..................................     16     01/13/20      973,544      997,400       23,856
NYBOT CSC 'C' Coffee Futures......................     16     12/18/19      580,424      611,700       31,276
NYBOT CSC No. 11 World Sugar Futures..............     54     02/28/20      753,025      754,790        1,765
NYBOT CTN No. 2 Cotton Futures....................      9     12/06/19      269,101      289,980       20,879
NYMEX Henry Hub Natural Gas Futures...............     71     12/27/19    1,857,912    1,939,720       81,808
NYMEX Light Sweet Crude Oil Futures...............     38     12/19/19    1,987,501    2,061,500       73,999
NYMEX NY Harbor ULSD Futures......................      7     12/31/19      548,395      549,280          885
NYMEX Reformulated Gasoline Blend Futures.........     10     12/31/19      632,232      660,156       27,924
                                                                        -----------  -----------     --------
TOTAL.............................................                      $32,950,071  $33,741,713     $791,642
SHORT POSITION CONTRACTS:
LME Nickel Futures................................    (26)    11/18/19   (2,634,962)  (2,603,796)      31,166
LME Nickel Futures................................     (3)    01/13/20     (302,657)    (300,078)       2,579
LME Primary Aluminium Futures.....................     (7)    01/13/20     (305,695)    (306,600)        (905)
LME Primary Aluminium Futures.....................    (61)    11/20/19   (2,674,844)  (2,686,287)     (11,443)

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL                 APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE     MARKET VALUE (DEPRECIATION)
-----------                                        --------- ---------- -----------  ------------ --------------
LME Zinc Futures..................................     (4)    01/13/20  $  (251,583) $  (249,350)   $   2,233
LME Zinc Futures..................................    (33)    11/20/19   (1,951,064)  (2,083,125)    (132,061)
                                                                        -----------  -----------    ---------
TOTAL.............................................                      $(8,120,805) $(8,229,236)   $(108,431)
                                                                        -----------  -----------    ---------
TOTAL FUTURES CONTRACTS...........................                      $24,829,266  $25,512,477    $ 683,211
                                                                        ===========  ===========    =========

As of October 31, 2019, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

                                                   PAYMENTS
                                                   RECEIVED               UPFRONT  UPFRONT                 UNREALIZED
REFERENCE                          NOTIONAL       (PAID) BY    EXPIRATION PREMIUMS PREMIUMS    MARKET     APPRECIATION
ENTITY*          COUNTERPARTY       AMOUNT        THE FUND**      DATE      PAID   RECEIVED    VALUE     (DEPRECIATION)
---------       --------------- --------------- -------------  ---------- -------- -------- -----------  --------------
BofA Merrill
  Lynch
  Commodity
  MLBXPPDM                                        3 Month USD
  Total                                           UST 13-Week
  Return                                            Bill High
  Index (1)     Bank of America                 Discount Rate
                Corp.           USD 224,291,274   plus 0.14%    12/20/19     --       --    $(1,267,452)  $(1,267,452)
BofA Merrill
  Lynch                                          3 Month USD
  Total                                          UST 13-Week
  Return                                          Bill High
  Index (2)     Bank of America                 Discount Rate
                Corp.           USD 161,121,229   plus 0.19%    12/20/19     --       --       (980,772)     (980,772)
Citi
  Commodities                                    3 Month USD
  Pre-Roll                                       UST 13-Week
  RS Total                                        Bill High
  Return                                        Discount Rate
  Index (3)     Citibank, N.A.  USD 218,795,200   plus 0.19%    12/20/19     --       --     (1,330,186)   (1,330,186)
Citi Custom                                      3 Month USD
  CIVICS H                                       UST 13-Week
  Total                                           Bill High
  Return                                        Discount Rate
  Index (4)     Citibank, N.A.  USD 169,006,271   plus 0.14%    12/20/19     --       --       (955,095)     (955,095)
Credit Suisse                                    3 Month USD
  Custom                                         UST 13-Week
  141 Total                                       Bill High
  Return                                        Discount Rate
  Index (5)     Credit Suisse   USD 260,365,291   plus 0.18%    11/25/19     --       --     (1,543,292)   (1,543,292)
Credit Suisse                                    3 Month USD
  Custom 57                                      UST 13-Week
  Total                                           Bill High
  Return                                        Discount Rate
  Index (6)     Credit Suisse   USD 118,650,262   plus 0.14%    11/25/19     --       --       (653,298)     (653,298)
UBS                                              3 Month USD
  UBSIB190                                       UST 13-Week
  Custom                                          Bill High
  Strategy (7)                                  Discount Rate
                UBS AG          USD 404,785,204   plus 0.14%    01/31/20     --       --     (2,072,884)   (2,072,884)
                                                                             --       --    -----------   -----------
TOTAL                                                                        --       --    $(8,802,979)  $(8,802,979)
                                                                             ==       ==    ===========   ===========

* Portfolio receives the price appreciation of the reference entity at maturity.
** Payments received (paid) by the Fund are exchanged at maturity.

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(1) The following table represents the individual positions within the Total Return Swap as of October 31, 2019:

REFERENCED COMMODITY -- LONG POSITION

     FUTURES CONTRACT                           % OF INDEX NOTIONAL AMOUNT
     ----------------                           ---------- ---------------
     NYMEX Light Sweet Crude Oil Futures           8.08%      18,092,374
     ICE Brent Crude Oil Futures                   7.08%      15,885,218
     NYMEX Reformulated Gasoline Blend Futures     2.52%       5,661,688
     ICE Gasoil Futures                            2.57%       5,767,960
     NYMEX NY Harbor ULSD Futures                  2.16%       4,842,871
     NYMEX Henry Hub Natural Gas Futures           7.51%      16,852,590
     CBOT Soybean Futures                          5.76%      12,920,704
     CBOT Soybean Oil Futures                      3.20%       7,168,392
     CBOT Soybean Meal Futures                     3.11%       6,972,649
     CBOT Corn Futures                             5.83%      13,068,169
     CBOT Wheat Futures                            2.97%       6,650,994
     KCBT Hard Red Winter Wheat Futures            1.05%       2,363,825
     CME Live Cattle Futures                       3.85%       8,637,380
     CME Lean Hogs Futures                         2.08%       4,657,142
     COMEX Gold 100 Troy Oz. Futures              13.69%      30,708,449
     COMEX Silver Futures                          4.26%       9,558,648
     COMEX Copper Futures                          6.96%      15,619,100
     LME Primary Aluminum Futures                  3.89%       8,713,996
     LME Nickel Futures                            3.84%       8,621,856
     LME Zinc Futures                              3.02%       6,784,156
     NYBOT CSC No. 11 World Sugar Futures          2.94%       6,603,183
     NYBOT CSC 'C' Coffee Futures                  2.41%       5,407,070
     NYBOT CTN No. 2 Cotton Futures                1.22%       2,732,860
                                                             -----------
     TOTAL NOTIONAL AMOUNT                                   224,291,274
                                                             ===========

(2) The following table represents the individual positions within the Total Return Swap as of October 31, 2019:

REFERENCED COMMODITY -- LONG POSITION

     FUTURES CONTRACT                           % OF INDEX NOTIONAL AMOUNT
     ----------------                           ---------- ---------------
     NYMEX Light Sweet Crude Oil Futures           8.24%     13,260,487
     ICE Brent Crude Oil Futures                   8.79%     14,161,773
     NYMEX Reformulated Gasoline Blend Futures     3.06%      4,934,254
     ICE Gasoil Futures                            3.14%      5,054,222
     NYMEX NY Harbor ULSD Futures                  2.64%      4,251,572
     NYMEX Henry Hub Natural Gas Futures           9.09%     14,645,252
     CBOT Soybean Futures                          4.71%      7,592,764
     CBOT Soybean Oil Futures                      2.60%      4,192,226
     CBOT Soybean Meal Futures                     2.53%      4,080,130
     CBOT Corn Futures                             4.59%      7,399,808
     CBOT Wheat Futures                            2.39%      3,846,193
     KCBT Hard Red Winter Wheat Futures            0.83%      1,336,428
     CME Live Cattle Futures                       4.49%      7,236,902
     CME Lean Hogs Futures                         1.51%      2,432,736
     COMEX Gold 100 Troy Oz. Futures              13.85%     22,317,548
     COMEX Silver Futures                          4.30%      6,923,010
     COMEX Copper Futures                          7.06%     11,371,207
     LME Primary Aluminum Futures                  3.95%      6,363,091
     LME Nickel Futures                            3.90%      6,281,705
     LME Zinc Futures                              3.07%      4,953,893
     NYBOT CSC No. 11 World Sugar Futures          2.40%      3,863,177

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

           FUTURES CONTRACT                % OF INDEX NOTIONAL AMOUNT
           ----------------                ---------- ---------------
           NYBOT CSC 'C' Coffee Futures       1.88%       3,036,022
           NYBOT CTN No. 2 Cotton Futures     0.98%       1,586,829
                                                        -----------
           TOTAL NOTIONAL AMOUNT                        161,121,229
                                                        ===========

(3) The following table represents the individual positions within the Total Return Swap as of October 31, 2019:

REFERENCED COMMODITY -- LONG POSITION

     FUTURES CONTRACT                           % OF INDEX NOTIONAL AMOUNT
     ----------------                           ---------- ---------------
     NYMEX Light Sweet Crude Oil Futures           8.24%      18,007,129
     ICE Brent Crude Oil Futures                   8.79%      19,231,034
     NYMEX Reformulated Gasoline Blend Futures     3.06%       6,700,489
     ICE Gasoil Futures                            3.14%       6,863,401
     NYMEX NY Harbor ULSD Futures                  2.64%       5,773,438
     NYMEX Henry Hub Natural Gas Futures           9.09%      19,887,577
     CBOT Soybean Futures                          4.71%      10,310,623
     CBOT Soybean Oil Futures                      2.60%       5,692,850
     CBOT Soybean Meal Futures                     2.53%       5,540,629
     CBOT Corn Futures                             4.59%      10,048,598
     CBOT Wheat Futures                            2.39%       5,222,953
     KCBT Hard Red Winter Wheat Futures            0.83%       1,814,808
     CME Live Cattle Futures                       4.49%       9,827,379
     CME Lean Hogs Futures                         1.51%       3,303,544
     COMEX Gold 100 Troy Oz. Futures              13.85%      30,306,201
     COMEX Silver Futures                          4.30%       9,401,128
     COMEX Copper Futures                          7.06%      15,441,575
     LME Primary Aluminum Futures                  3.95%       8,640,784
     LME Nickel Futures                            3.90%       8,530,266
     LME Zinc Futures                              3.07%       6,727,158
     NYBOT CSC No. 11 World Sugar Futures          2.40%       5,246,017
     NYBOT CSC 'C' Coffee Futures                  1.88%       4,122,778
     NYBOT CTN No. 2 Cotton Futures                0.98%       2,154,841
                                                             -----------
     TOTAL NOTIONAL AMOUNT                                   218,795,200
                                                             ===========

(4) The following table represents the individual positions within the Total Return Swap as of October 31, 2019:

REFERENCED COMMODITY -- LONG POSITION

     FUTURES CONTRACT                           % OF INDEX NOTIONAL AMOUNT
     ----------------                           ---------- ---------------
     NYMEX Light Sweet Crude Oil Futures           8.08%     13,632,829
     ICE Brent Crude Oil Futures                   7.08%     11,969,711
     NYMEX Reformulated Gasoline Blend Futures     2.52%      4,266,153
     ICE Gasoil Futures                            2.57%      4,346,230
     NYMEX NY Harbor ULSD Futures                  2.16%      3,649,164
     NYMEX Henry Hub Natural Gas Futures           7.51%     12,698,637
     CBOT Soybean Futures                          5.76%      9,735,912
     CBOT Soybean Oil Futures                      3.20%      5,401,473
     CBOT Soybean Meal Futures                     3.11%      5,253,978
     CBOT Corn Futures                             5.83%      9,847,028
     CBOT Wheat Futures                            2.97%      5,011,607
     KCBT Hard Red Winter Wheat Futures            1.05%      1,781,171
     CME Live Cattle Futures                       3.85%      6,508,373

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

        FUTURES CONTRACT                      % OF INDEX NOTIONAL AMOUNT
        ----------------                      ---------- ---------------
        CME Lean Hogs Futures                    2.08%       3,509,214
        COMEX Gold 100 Troy Oz. Futures         13.69%      23,139,199
        COMEX Silver Futures                     4.26%       7,202,560
        COMEX Copper Futures                     6.96%      11,769,186
        LME Primary Aluminum Futures             3.89%       6,566,104
        LME Nickel Futures                       3.84%       6,496,676
        LME Zinc Futures                         3.02%       5,111,946
        NYBOT CSC No. 11 World Sugar Futures     2.94%       4,975,581
        NYBOT CSC 'C' Coffee Futures             2.41%       4,074,295
        NYBOT CTN No. 2 Cotton Futures           1.22%       2,059,244
                                                           -----------
        TOTAL NOTIONAL AMOUNT                              169,006,271
                                                           ===========

(5) The following table represents the individual positions within the Total Return Swap as of October 31, 2019:

REFERENCED COMMODITY -- LONG POSITION

     FUTURES CONTRACT                           % OF INDEX NOTIONAL AMOUNT
     ----------------                           ---------- ---------------
     NYMEX Light Sweet Crude Oil Futures           8.24%      21,428,403
     ICE Brent Crude Oil Futures                   8.79%      22,884,844
     NYMEX Reformulated Gasoline Blend Futures     3.06%       7,973,552
     ICE Gasoil Futures                            3.14%       8,167,415
     NYMEX NY Harbor ULSD Futures                  2.64%       6,870,365
     NYMEX Henry Hub Natural Gas Futures           9.09%      23,666,126
     CBOT Soybean Futures                          4.71%      12,269,595
     CBOT Soybean Oil Futures                      2.60%       6,774,466
     CBOT Soybean Meal Futures                     2.53%       6,593,323
     CBOT Corn Futures                             4.59%      11,957,785
     CBOT Wheat Futures                            2.39%       6,215,290
     KCBT Hard Red Winter Wheat Futures            0.83%       2,159,613
     CME Live Cattle Futures                       4.49%      11,694,536
     CME Lean Hogs Futures                         1.51%       3,931,202
     COMEX Gold 100 Troy Oz. Futures              13.85%      36,064,241
     COMEX Silver Futures                          4.30%      11,187,299
     COMEX Copper Futures                          7.06%      18,375,403
     LME Primary Aluminum Futures                  3.95%      10,282,494
     LME Nickel Futures                            3.90%      10,150,978
     LME Zinc Futures                              3.07%       8,005,287
     NYBOT CSC No. 11 World Sugar Futures          2.40%       6,242,736
     NYBOT CSC 'C' Coffee Futures                  1.88%       4,906,087
     NYBOT CTN No. 2 Cotton Futures                0.98%       2,564,251
                                                             -----------
     TOTAL NOTIONAL AMOUNT                                   260,365,291
                                                             ===========

(6) The following table represents the individual positions within the Total Return Swap as of October 31, 2019:

REFERENCED COMMODITY -- LONG POSITION

     FUTURES CONTRACT                           % OF INDEX NOTIONAL AMOUNT
     ----------------                           ---------- ---------------
     NYMEX Light Sweet Crude Oil Futures           8.08%      9,570,880
     ICE Brent Crude Oil Futures                   7.08%      8,403,293
     NYMEX Reformulated Gasoline Blend Futures     2.52%      2,995,037
     ICE Gasoil Futures                            2.57%      3,051,255
     NYMEX NY Harbor ULSD Futures                  2.16%      2,561,883

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

        FUTURES CONTRACT                      % OF INDEX NOTIONAL AMOUNT
        ----------------                      ---------- ---------------
        NYMEX Henry Hub Natural Gas Futures      7.51%       8,915,034
        CBOT Soybean Futures                     5.76%       6,835,063
        CBOT Soybean Oil Futures                 3.20%       3,792,085
        CBOT Soybean Meal Futures                3.11%       3,688,537
        CBOT Corn Futures                        5.83%       6,913,072
        CBOT Wheat Futures                       2.97%       3,518,381
        KCBT Hard Red Winter Wheat Futures       1.05%       1,250,465
        CME Live Cattle Futures                  3.85%       4,569,181
        CME Lean Hogs Futures                    2.08%       2,463,632
        COMEX Gold 100 Troy Oz. Futures         13.69%      16,244,794
        COMEX Silver Futures                     4.26%       5,056,532
        COMEX Copper Futures                     6.96%       8,262,516
        LME Primary Aluminum Futures             3.89%       4,609,711
        LME Nickel Futures                       3.84%       4,560,969
        LME Zinc Futures                         3.02%       3,588,824
        NYBOT CSC No. 11 World Sugar Futures     2.94%       3,493,089
        NYBOT CSC 'C' Coffee Futures             2.41%       2,860,344
        NYBOT CTN No. 2 Cotton Futures           1.22%       1,445,685
                                                           -----------
        TOTAL NOTIONAL AMOUNT                              118,650,262
                                                           ===========

(7) The following table represents the individual positions within the Total Return Swap as of October 31, 2019:

REFERENCED COMMODITY -- LONG POSITION

     FUTURES CONTRACT                           % OF INDEX NOTIONAL AMOUNT
     ----------------                           ---------- ---------------
     NYMEX Light Sweet Crude Oil Futures           8.08%      32,651,852
     ICE Brent Crude Oil Futures                   7.08%      28,668,532
     NYMEX Reformulated Gasoline Blend Futures     2.52%      10,217,819
     ICE Gasoil Futures                            2.57%      10,409,611
     NYMEX NY Harbor ULSD Futures                  2.16%       8,740,075
     NYMEX Henry Hub Natural Gas Futures           7.51%      30,414,376
     CBOT Soybean Futures                          5.76%      23,318,383
     CBOT Soybean Oil Futures                      3.20%      12,937,012
     CBOT Soybean Meal Futures                     3.11%      12,583,749
     CBOT Corn Futures                             5.83%      23,584,518
     CBOT Wheat Futures                            2.97%      12,003,249
     KCBT Hard Red Winter Wheat Futures            1.05%       4,266,065
     CME Live Cattle Futures                       3.85%      15,588,139
     CME Lean Hogs Futures                         2.08%       8,404,884
     COMEX Gold 100 Troy Oz. Futures              13.69%      55,420,461
     COMEX Silver Futures                          4.26%      17,250,779
     COMEX Copper Futures                          6.96%      28,188,258
     LME Primary Aluminum Futures                  3.89%      15,726,410
     LME Nickel Futures                            3.84%      15,560,123
     LME Zinc Futures                              3.02%      12,243,570
     NYBOT CSC No. 11 World Sugar Futures          2.94%      11,916,963
     NYBOT CSC 'C' Coffee Futures                  2.41%       9,758,302
     NYBOT CTN No. 2 Cotton Futures                1.22%       4,932,074
                                                             -----------
     TOTAL NOTIONAL AMOUNT                                   404,785,204
                                                             ===========

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           -----------------------------------------------
                                           LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
                                           -------- --------------  ------- --------------
Bonds
   Australia..............................       -- $   34,538,202    --    $   34,538,202
   Belgium................................       --     23,263,957    --        23,263,957
   Canada.................................       --    227,812,104    --       227,812,104
   Denmark................................       --      5,443,002    --         5,443,002
   France.................................       --     13,758,045    --        13,758,045
   Germany................................       --     15,787,984    --        15,787,984
   Japan..................................       --     23,184,693    --        23,184,693
   Netherlands............................       --      3,067,163    --         3,067,163
   Spain..................................       --     21,426,099    --        21,426,099
   Supranational Organization Obligations.       --     28,463,834    --        28,463,834
   Sweden.................................       --     43,677,311    --        43,677,311
   Switzerland............................       --     10,883,993    --        10,883,993
   United Kingdom.........................       --     33,325,427    --        33,325,427
   United States..........................       --    366,490,696    --       366,490,696
U.S. Treasury Obligations.................       --    638,255,649    --       638,255,649
Commercial Paper..........................       --     57,654,700    --        57,654,700
Securities Lending Collateral.............       --      5,034,901    --         5,034,901
Forward Currency Contracts**..............       --     (2,627,199)   --        (2,627,199)
Futures Contracts**....................... $683,211             --    --           683,211
Swap Agreements**.........................       --     (8,802,979)   --        (8,802,979)
                                           -------- --------------    --    --------------
TOTAL..................................... $683,211 $1,540,637,582    --    $1,541,320,793
                                           ======== ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                        DFA
                                                                                 COMMODITY STRATEGY
                                                                                     PORTFOLIO*
                                                                                 ------------------
ASSETS:
Investment Securities at Value (including $4,948 of securities on loan,
  respectively).................................................................   $    1,547,033
Collateral from Securities on Loan Invested in Affiliate at Value (including
  cost of $5,034)...............................................................            5,035
Foreign Currencies at Value.....................................................                3
Segregated Cash for Swaps Contracts.............................................           19,836
Cash............................................................................           21,513
Receivables:
   Dividends and Interest.......................................................            6,767
   Securities Lending Income....................................................                1
   Fund Shares Sold.............................................................            1,202
   Futures Margin Variation.....................................................              145
Unrealized Gain on Forward Currency Contracts...................................              480
Prepaid Expenses and Other Assets...............................................               32
                                                                                   --------------
       Total Assets.............................................................        1,602,047
                                                                                   --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.............................................            5,061
   Fund Shares Redeemed.........................................................              754
   Due to Advisor...............................................................              401
   Due to Broker................................................................            4,670
Unrealized Loss on Swap Contracts...............................................            8,803
Unrealized Loss on Forward Currency Contracts...................................            3,107
Accrued Expenses and Other Liabilities..........................................              207
                                                                                   --------------
       Total Liabilities........................................................           23,003
                                                                                   --------------
NET ASSETS......................................................................   $    1,579,044
                                                                                   ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).........................................      289,398,899
                                                                                   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE........................   $         5.46
                                                                                   ==============
Investment Securities at Cost...................................................   $    1,547,712
                                                                                   ==============
Foreign Currencies at Cost......................................................   $            3
                                                                                   ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................   $    1,574,508
Total Distributable Earnings (Loss).............................................            4,536
                                                                                   --------------
NET ASSETS......................................................................   $    1,579,044
                                                                                   ==============
(1) NUMBER OF SHARES AUTHORIZED.................................................    1,800,000,000
                                                                                   ==============

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                         DFA
                                                                  COMMODITY STRATEGY
                                                                      PORTFOLIO#
                                                                  ------------------
INVESTMENT INCOME
   Interest......................................................     $  40,192
   Income from Securities Lending................................            19
                                                                      ---------
       Total Investment Income...................................        40,211
                                                                      ---------
EXPENSES
   Investment Management Fees....................................         6,290
   Accounting & Transfer Agent Fees..............................           309
   Custodian Fees................................................            62
   Filing Fees...................................................            67
   Shareholders' Reports.........................................           116
   Directors'/Trustees' Fees & Expenses..........................            11
   Professional Fees.............................................            49
   Other.........................................................            92
                                                                      ---------
       Total Expenses............................................         6,996
                                                                      ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note D)...................        (1,108)
   Fees Paid Indirectly (Note D).................................           (16)
                                                                      ---------
   Net Expenses..................................................         5,872
                                                                      ---------
   NET INVESTMENT INCOME (LOSS)..................................        34,339
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**..............................        (5,105)
       Affiliated Investment Companies Shares Sold...............             1
       Futures...................................................        (7,871)
       Swap Contracts............................................      (121,360)
       Foreign Currency Transactions.............................            22
       Forward Currency Contracts................................        14,639
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................        21,976
       Futures...................................................         4,368
       Swap Contracts............................................        19,967
       Translation of Foreign Currency-Denominated Amounts.......            17
       Forward Currency Contracts................................        (6,022)
                                                                      ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......................       (79,368)
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..     $ (45,029)
                                                                      =========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                   DFA COMMODITY STRATEGY
                                                                                         PORTFOLIO
                                                                                  -----------------------
                                                                                     YEAR         YEAR
                                                                                     ENDED        ENDED
                                                                                    OCT 31,      OCT 31,
                                                                                     2019         2018
                                                                                  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $    34,339  $   31,518
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**............................................      (5,105)    (20,480)
       Affiliated Investment Companies Shares Sold...............................           1          (5)
       Futures...................................................................      (7,871)      1,465
       Swap Contracts............................................................    (121,360)    (40,002)
       Foreign Currency Transactions.............................................          22         (23)
       Forward Currency Contracts................................................      14,639      19,451
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................................      21,976     (15,936)
       Affiliated Investment Companies Shares....................................          --           3
       Futures...................................................................       4,368      (6,725)
       Swap Contracts............................................................      19,967     (33,259)
       Translation of Foreign Currency-Denominated Amounts.......................          17          17
       Forward Currency Contracts................................................      (6,022)        391
                                                                                  -----------  ----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........     (45,029)    (63,585)
                                                                                  -----------  ----------
Distributions:
       Institutional Class Shares................................................     (36,041)    (44,439)
                                                                                  -----------  ----------
          Total Distributions....................................................     (36,041)    (44,439)
                                                                                  -----------  ----------
Capital Share Transactions (1):
   Shares Issued.................................................................     637,187     851,258
   Shares Issued in Lieu of Cash Distributions...................................      32,129      40,250
   Shares Redeemed...............................................................  (1,005,190)   (515,817)
                                                                                  -----------  ----------
          Net Increase (Decrease) from Capital Share Transactions................    (335,874)    375,691
                                                                                  -----------  ----------
          Total Increase (Decrease) in Net Assets................................    (416,944)    267,667
NET ASSETS
   Beginning of Year.............................................................   1,995,988   1,728,321
                                                                                  -----------  ----------
   End of Year................................................................... $ 1,579,044  $1,995,988
                                                                                  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................................................     116,397     142,902
   Shares Issued in Lieu of Cash Distributions...................................       5,930       7,068
   Shares Redeemed...............................................................    (184,535)    (87,468)
                                                                                  -----------  ----------
          Net Increase (Decrease) from Shares Issued and Redeemed................     (62,208)     62,502
                                                                                  ===========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               DFA COMMODITY STRATEGY PORTFOLIO
                                                             ------------------------------------------------------------------
                                                              YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                             OCT 31, 2019  OCT 31, 2018  OCT 31, 2017 OCT 31, 2016  OCT 31, 2015
                                                             ------------  ------------  ------------ ------------  ------------
Net Asset Value, Beginning of Year..........................  $     5.68    $     5.98    $     5.88   $     5.93    $     8.00
                                                              ----------    ----------    ----------   ----------    ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................        0.11          0.10          0.07         0.05          0.05
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       (0.22)        (0.25)         0.11        (0.07)        (2.05)
                                                              ----------    ----------    ----------   ----------    ----------
       Total from Investment Operations.....................       (0.11)        (0.15)         0.18        (0.02)        (2.00)
                                                              ----------    ----------    ----------   ----------    ----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.11)        (0.15)        (0.08)       (0.03)        (0.06)
   Net Realized Gains.......................................          --            --            --           --         (0.01)
                                                              ----------    ----------    ----------   ----------    ----------
       Total Distributions..................................       (0.11)        (0.15)        (0.08)       (0.03)        (0.07)
                                                              ----------    ----------    ----------   ----------    ----------
Net Asset Value, End of Year................................  $     5.46    $     5.68    $     5.98   $     5.88    $     5.93
                                                              ==========    ==========    ==========   ==========    ==========
Total Return................................................       (1.99%)       (2.43%)        3.15%       (0.26%)      (25.16%)
                                                              ----------    ----------    ----------   ----------    ----------
Net Assets, End of Year (thousands).........................  $1,579,044    $1,995,988    $1,728,321   $1,598,097    $1,207,071
Ratio of Expenses to Average Net Assets.....................        0.33%         0.32%         0.33%        0.33%         0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees Paid Indirectly)).....        0.41%         0.39%         0.39%        0.40%         0.40%
Ratio of Net Investment Income to Average Net Assets........        1.99%         1.61%         1.17%        0.95%         0.77%
Portfolio Turnover Rate.....................................          38%           78%          102%         159%          124%
                                                              ----------    ----------    ----------   ----------    ----------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio" ), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of October 31, 2019, the Portfolio held a $355,833,036 investment in the Subsidiary, representing 22.53% of the Portfolio's total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2019, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

                    DFA Commodity Strategy Portfolio. 0.30%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2020, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for the Portfolio. As of October 31, 2019, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2019, approximately $1,108 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the year ended October 31, 2019, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                 DFA Commodity Strategy Portfolio..    $16

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amount paid by the Fund to the CCO was $312 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $28

F. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Portfolio made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

                                       U.S. GOVERNMENT    OTHER INVESTMENT
                                          SECURITIES         SECURITIES
                                      ------------------ ------------------
                                      PURCHASES  SALES   PURCHASES  SALES
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $462,533  $520,170 $128,585  $799,491

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

   The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                                      CHANGE IN
                      BALANCE AT                       NET REALIZED  UNREALIZED   BALANCE AT  SHARES AS OF
                      OCTOBER 31, PURCHASES  PROCEEDS  GAIN/(LOSS)  APPRECIATION/ OCTOBER 31, OCTOBER 31,  DIVIDEND CAPITAL GAIN
                         2018      AT COST  FROM SALES   ON SALES   DEPRECIATION     2019         2019      INCOME  DISTRIBUTIONS
                      ----------- --------- ---------- ------------ ------------- ----------- ------------ -------- -------------
DFA COMMODITY
  STRATEGY PORTFOLIO
The DFA Short Term
  Investment Fund       $13,866   $497,495   $506,327       $1             --       $5,035        435        $266          --
                        -------   --------   --------       --         ------       ------        ---        ----      ------
TOTAL                   $13,866   $497,495   $506,327       $1             --       $5,035        435        $266          --
                        =======   ========   ========       ==         ======       ======        ===        ====      ======

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

                                  NET INVESTMENT
                                    INCOME AND
                                    SHORT-TERM     LONG-TERM   TAX EXEMPT
                                  CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                  -------------- ------------- ---------- -------
DFA Commodity Strategy Portfolio
2018.............................    $44,438          --           --     $44,438
2019.............................     36,041          --           --      36,041

   As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                      NET INVESTMENT
                                        INCOME AND
                                        SHORT-TERM     LONG-TERM
                                      CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                      -------------- ------------- -------
    DFA Commodity Strategy Portfolio.    $(2,815)         --       $(2,815)

   As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                         UNDISTRIBUTED                                               TOTAL NET
                                         NET INVESTMENT                                            DISTRIBUTABLE
                                           INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                           SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                         CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                         -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio........    $12,263          --          $(7,351)       $(281)        $4,631

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

                                                    UNLIMITED TOTAL
                                                    --------- ------
           DFA Commodity Strategy Portfolio........  $7,351   $7,351

   During the year ended October 31, 2019, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                              NET
                                                                           UNREALIZED
                                   FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                   TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
-                                 ---------- ------------ -------------- --------------
DFA Commodity Strategy Portfolio. $1,552,748   $869,693     $(869,978)       $(285)

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. FORWARD CURRENCY CONTRACTS: THE Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts.

   3. COMMODITY-LINKED DERIVATIVES: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. SWAP AGREEMENTS: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

   As of October 31, 2019, the Portfolio had non-cash collateral consisting of short- and/or long-term U.S. Treasuries pledged as collateral for swap agreements as follows (amount in thousands):

                                                             NON-CASH
                                                            COLLATERAL
                                                              MARKET
                                                              VALUE
                                                            ----------
         DFA Commodity Strategy Portfolio..................   $5,730

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. FUTURES CONTRACTS: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. OPTIONS ON FUTURES CONTRACTS: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amounts in thousands):

                                         FORWARD
                                         CURRENCY                SWAP
                                        CONTRACTS* FUTURES** CONTRACTS***
                                        ---------- --------- ------------
      DFA Commodity Strategy Portfolio.  $358,874   $50,907   $1,694,570

*  Average amount of Currency Purchased/Sold in USD
** Average Notional Value of contracts. Note the above table represents Long
   Position Contracts. Average volume for Short Position Contracts for the year was $9,698.
***Average Notional Value of agreements

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

                                             ASSET DERIVATIVES VALUE
                                  ----------------------------------------------
                                    TOTAL VALUE       FORWARD       COMMODITY
                                         AT          CURRENCY        FUTURES
                                  OCTOBER 31, 2019 CONTRACTS (1) CONTRACTS *,(2)
                                  ---------------- ------------- ---------------
DFA Commodity Strategy Portfolio.      $1,488          $480          $1,008

                                                 LIABILITY DERIVATIVES VALUE
                                  ---------------------------------------------------------
                                    TOTAL VALUE       FORWARD      COMMODITY
                                         AT          CURRENCY       FUTURES        SWAP
                                  OCTOBER 31, 2019 CONTRACTS (3) CONTRACTS (4) CONTRACTS (5)
                                  ---------------- ------------- ------------- -------------
DFA Commodity Strategy Portfolio.     $(12,235)       $(3,107)       $(325)       $(8,803)

(1)Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)Presented on Consolidated Statement of Assets and Liabilities as
   Receivables: Futures Margin Variation.
(3)Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)Presented on Consolidated Statement of Assets and Liabilities as Payables:
   Futures Margin Variation.
(5)Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Consolidated Statement of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

                                                 REALIZED GAIN (LOSS) ON
                                                       DERIVATIVES
                                   ---------------------------------------------------
                                                 FORWARD      COMMODITY
                                                CURRENCY       FUTURES        SWAP
                                     TOTAL    CONTRACTS (1) CONTRACTS (2) CONTRACTS (3)
                                   ---------  ------------- ------------- -------------
DFA Commodity Strategy Portfolio.. $(114,592)    $14,639       $(7,871)     $(121,360)

                                          CHANGE IN UNREALIZED APPRECIATION
                                            (DEPRECIATION) ON DERIVATIVES
                                  -------------------------------------------------
                                             FORWARD      COMMODITY
                                            CURRENCY       FUTURES        SWAP
                                   TOTAL  CONTRACTS (4) CONTRACTS (5) CONTRACTS (6)
                                  ------- ------------- ------------- -------------
DFA Commodity Strategy Portfolio. $18,313    $(6,022)      $4,368        $19,967

(1)Presented on Consolidated Statement of Operations as Net Realized Gain
   (Loss) on: Forward Currency Contracts.
(2)Presented on Consolidated Statement of Operations as Net Realized Gain
   (Loss) on: Futures.
(3)Presented on Consolidated Statement of Operations as Net Realized Gain
   (Loss) on: Swap Contracts.
(4)Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2019 (amounts in thousands):

                                   NET                                                   NET
                                 AMOUNTS                                               AMOUNTS
                                   OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                                 ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                                PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                      GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
                    AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF  STATEMENTS  ---------------------
                    RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                      ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION            (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------         ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                           ASSETS                                             LIABILITIES
                    ---------------------------------------------------- -----------------------------------------------------
DFA COMMODITY
  STRATEGY
  PORTFOLIO
Credit Suisse......      --         --           --        --       --     $ 2,197     $ 2,197     $(2,197)        --      --
Bank of America
  Corp.............      --         --           --        --       --       2,248       2,248      (2,248)        --      --
National Australia
  Bank Ltd.........      --         --           --        --       --         186         186          --         --    $186
Citibank, N.A......    $108       $108        $(108)       --       --       4,762       4,762        (377)   $(4,385)     --
UBS AG.............      --         --           --        --       --       2,073       2,073      (2,073)        --      --
JP Morgan..........      --         --           --        --       --          64          64          --         --      64
State Street Bank
  and Trust........     372        372         (372)       --       --         380         380        (372)        --       8
                       ----       ----        -----        --       --     -------     -------     -------    -------    ----
Total..............    $480       $480        $(480)       --       --     $11,910     $11,910     $(7,267)   $(4,385)   $258
                       ====       ====        =====        ==       ==     =======     =======     =======    =======    ====

(a)No amounts have been netted against the gross amounts recognized in the Consolidated Statement of Assets and Liabilities.
(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.
(c)Represents the net amount due from counterparties in the event of default.
(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2019.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolio did not use the interfund lending program during the year ended October 31, 2019.

J. SECURITIES LENDING:

   As of October 31, 2019, the Portfolio had a security on loan to brokers/dealers, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                                   REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                AS OF OCTOBER 31, 2019
                                  ---------------------------------------------------
                                  OVERNIGHT AND            BETWEEN
                                   CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS TOTAL
                                  ------------- -------- ------------ -------- ------
SECURITIES LENDING TRANSACTIONS
DFA COMMODITY STRATEGY PORTFOLIO
   Bonds.........................    $5,061        --         --         --    $5,061

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio's early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

M. OTHER:

   As of October 31, 2019, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                     APPROXIMATE
                                                                      PERCENTAGE
                                                        NUMBER OF   OF OUTSTANDING
                                                       SHAREHOLDERS     SHARES
                                                       ------------ --------------
DFA Commodity Strategy Portfolio-Institutional Class..      3             60%

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio

OPINION ON THE CONSOLIDATED FINANCIAL STATEMENTS

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2019, the related consolidated statement of operations for the year ended October 31, 2019, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, brokers and the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(TM) INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                            [CHART]


                   U.S. Large Company
                        Portfolio        S&P 500/TM/ Index
                   ------------------    -----------------
    10/31/2009          $10,000               $10,000
    11/30/2009           10,600                10,600
    12/31/2009           10,805                10,805
     1/31/2010           10,423                10,416
     2/28/2010           10,744                10,739
     3/31/2010           11,394                11,387
     4/30/2010           11,568                11,566
     5/31/2010           10,640                10,643
     6/30/2010           10,084                10,086
     7/31/2010           10,790                10,792
     8/31/2010           10,307                10,305
     9/30/2010           11,223                11,225
    10/31/2010           11,647                11,652
    11/30/2010           11,647                11,653
    12/31/2010           12,426                12,432
     1/31/2011           12,727                12,727
     2/28/2011           13,154                13,163
     3/31/2011           13,169                13,168
     4/30/2011           13,547                13,558
     5/31/2011           13,396                13,405
     6/30/2011           13,168                13,181
     7/31/2011           12,903                12,913
     8/31/2011           12,207                12,212
     9/30/2011           11,343                11,353
    10/31/2011           12,589                12,594
    11/30/2011           12,551                12,566
    12/31/2011           12,687                12,695
     1/31/2012           13,251                13,264
     2/29/2012           13,815                13,837
     3/31/2012           14,277                14,293
     4/30/2012           14,187                14,203
     5/31/2012           13,326                13,349
     6/30/2012           13,877                13,899
     7/31/2012           14,071                14,092
     8/31/2012           14,381                14,410
     9/30/2012           14,752                14,782
    10/31/2012           14,480                14,509
    11/30/2012           14,571                14,593
    12/31/2012           14,694                14,726
     1/31/2013           15,453                15,489
     2/28/2013           15,663                15,699
     3/31/2013           16,252                16,288
     4/30/2013           16,567                16,602
     5/31/2013           16,948                16,990
     6/30/2013           16,727                16,762
     7/31/2013           17,572                17,615
     8/31/2013           17,057                17,105
     9/30/2013           17,594                17,641
    10/31/2013           18,404                18,452
    11/30/2013           18,961                19,015
    12/31/2013           19,444                19,496
     1/31/2014           18,763                18,822
     2/28/2014           19,631                19,683
     3/31/2014           19,791                19,848
     4/30/2014           19,939                19,995
     5/31/2014           20,394                20,464
     6/30/2014           20,814                20,887
     7/31/2014           20,531                20,599
     8/31/2014           21,353                21,423
     9/30/2014           21,049                21,123
    10/31/2014           21,563                21,639
    11/30/2014           22,145                22,221
    12/31/2014           22,076                22,165
     1/31/2015           21,409                21,499
     2/28/2015           22,647                22,735
     3/31/2015           22,287                22,375
     4/30/2015           22,492                22,590
     5/31/2015           22,779                22,880
     6/30/2015           22,344                22,438
     7/31/2015           22,811                22,908
     8/31/2015           21,439                21,525
     9/30/2015           20,908                20,993
    10/31/2015           22,661                22,764
    11/30/2015           22,743                22,831
    12/31/2015           22,380                22,471
     1/31/2016           21,260                21,356
     2/29/2016           21,246                21,327
     3/31/2016           22,681                22,774
     4/30/2016           22,766                22,862
     5/31/2016           23,174                23,273
     6/30/2016           23,225                23,333
     7/31/2016           24,089                24,194
     8/31/2016           24,117                24,228
     9/30/2016           24,130                24,232
    10/31/2016           23,690                23,790
    11/30/2016           24,556                24,671
    12/31/2016           25,043                25,159
     1/31/2017           25,518                25,636
     2/28/2017           26,540                26,654
     3/31/2017           26,560                26,685
     4/30/2017           26,835                26,959
     5/31/2017           27,211                27,338
     6/30/2017           27,374                27,509
     7/31/2017           27,940                28,075
     8/31/2017           28,013                28,161
     9/30/2017           28,596                28,742
    10/31/2017           29,268                29,412
    11/30/2017           30,158                30,314
    12/31/2017           30,485                30,651
     1/31/2018           32,237                32,406
     2/28/2018           31,045                31,212
     3/31/2018           30,248                30,419
     4/30/2018           30,366                30,535
     5/31/2018           31,104                31,271
     6/30/2018           31,296                31,463
     7/31/2018           32,453                32,634
     8/31/2018           33,506                33,698
     9/30/2018           33,700                33,889
    10/31/2018           31,390                31,573
    11/30/2018           32,031                32,216
    12/31/2018           29,135                29,308
     1/31/2019           31,474                31,656         Past performance is not
     2/28/2019           32,485                32,673         predictive of future
     3/31/2019           33,109                33,307         performance.
     4/30/2019           34,458                34,656
     5/31/2019           32,260                32,454         The returns shown do not
     6/30/2019           34,530                34,741         reflect the deduction of
     7/31/2019           35,032                35,240         taxes that a shareholder
     8/31/2019           34,469                34,682         would pay on fund
     9/30/2019           35,112                35,331         distributions or the
    10/31/2019           35,876                36,096         redemption of fund shares.

           AVERAGE ANNUAL      ONE      FIVE      TEN         Copyright 2019 S&P Dow
           TOTAL RETURN        YEAR     YEARS    YEARS        Jones Indices LLC, a
           -----------------------------------------------    division of S&P Global. All
                              14.29%    10.72%   13.63%       rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                      12 MONTHS ENDED OCTOBER 31, 2019

   U.S. equities had mostly positive returns for the period. The broad
U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 13.5%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices. Value stocks underperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
               -------------------------------------------------

              Russell 3000(R) Index........................ 13.49%
              Russell 1000(R) Index (large-cap stocks)..... 14.15%
              Russell Midcap(R) Index (mid-cap stocks)..... 13.72%
              Russell 2000(R) Index (small-cap stocks).....  4.90%
              Russell Microcap(R) Index (micro-cap stocks). -3.27%
              Dow Jones U.S. Select REIT lndex/SM/......... 20.72%

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
               -------------------------------------------------

         Russell 1000(R) Value Index (large-cap value stocks)... 11.21%
         Russell 1000(R) Growth Index (large-cap growth stocks). 17.10%
         Russell 2000(R) Value Index (small-cap value stocks)...  3.22%
         Russell 2000(R) Growth Index (small-cap growth stocks).  6.40%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE COMPANY PORTFOLIO

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. As of October 31, 2019, the Portfolio held approximately 500 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, the total return was 14.29% for the Portfolio and 14.33% for the S&P 500(R) Index, the Portfolio's benchmark. The Portfolio performed in line with the benchmark before fees and expenses.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLE

                                   BEGINNING  ENDING               EXPENSES
                                    ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                     VALUE    VALUE     EXPENSE     DURING
                                   05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                   --------- --------- ---------- ----------
   U.S. LARGE COMPANY PORTFOLIO
   ----------------------------
   Actual Fund Return............. $1,000.00 $1,041.20    0.08%     $0.41
   Hypothetical 5% Annual Return.. $1,000.00 $1,024.80    0.08%     $0.41

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 27, 2019. They are available upon request, without charge, by calling collect:
(512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

                          U.S. LARGE COMPANY PORTFOLIO
                          Communication
                            Services...........  10.4%
                          Consumer
                            Discretionary......  10.0%
                          Consumer Staples.....   7.4%
                          Energy...............   4.3%
                          Financials...........  13.0%
                          Health Care..........  14.0%
                          Industrials..........   9.2%
                          Information
                            Technology.........  22.3%
                          Materials............   2.7%
                          Real Estate..........   3.2%
                          Utilities............   3.5%
                                                -----
                                                100.0%

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                        PERCENTAGE
                                                              SHARES       VALUE+     OF NET ASSETS++
                                                             --------- -------------- ---------------
COMMON STOCKS -- (99.0%)
COMMUNICATION SERVICES -- (10.3%)
* Alphabet, Inc., Class A...................................   115,876 $  145,864,709       1.5%
* Alphabet, Inc., Class C...................................   116,904    147,311,899       1.5%
  AT&T, Inc................................................. 2,826,761    108,802,031       1.1%
  Comcast Corp., Class A.................................... 1,754,604     78,641,351       0.8%
* Facebook, Inc., Class A...................................   930,670    178,362,905       1.8%
* Netflix, Inc..............................................   169,379     48,681,218       0.5%
  Verizon Communications, Inc............................... 1,600,039     96,754,358       1.0%
  Walt Disney Co. (The).....................................   696,875     90,538,000       0.9%
  Other Securities..........................................              122,368,246       1.3%
                                                                       --------------      ----
TOTAL COMMUNICATION SERVICES................................            1,017,324,717      10.4%
                                                                       --------------      ----
CONSUMER DISCRETIONARY -- (9.9%)
* Amazon.com, Inc...........................................   160,743    285,585,658       2.9%
  Home Depot, Inc. (The)....................................   423,667     99,383,805       1.0%
  McDonald's Corp...........................................   293,796     57,789,673       0.6%
  Other Securities..........................................              534,334,674       5.5%
                                                                       --------------      ----
TOTAL CONSUMER DISCRETIONARY................................              977,093,810      10.0%
                                                                       --------------      ----
CONSUMER STAPLES -- (7.3%)
  Coca-Cola Co. (The)....................................... 1,488,788     81,034,731       0.8%
  Costco Wholesale Corp.....................................   170,135     50,548,810       0.5%
  PepsiCo, Inc..............................................   540,546     74,146,695       0.8%
  Philip Morris International, Inc..........................   601,887     49,017,677       0.5%
  Procter & Gamble Co. (The)................................   968,160    120,545,602       1.2%
  Walmart, Inc..............................................   550,165     64,512,348       0.7%
  Other Securities..........................................              284,079,377       2.9%
                                                                       --------------      ----
TOTAL CONSUMER STAPLES                                                    723,885,240       7.4%
                                                                       --------------      ----
ENERGY -- (4.3%)
  Chevron Corp..............................................   734,711     85,329,336       0.9%
  Exxon Mobil Corp.......................................... 1,636,831    110,600,671       1.1%
  Other Securities..........................................              225,927,782       2.3%
                                                                       --------------      ----
TOTAL ENERGY                                                              421,857,789       4.3%
                                                                       --------------      ----
FINANCIALS -- (12.8%)
  Bank of America Corp...................................... 3,240,880    101,342,318       1.0%
* Berkshire Hathaway, Inc., Class B.........................   758,568    161,256,385       1.6%
  Citigroup, Inc............................................   873,931     62,800,682       0.6%
  JPMorgan Chase & Co....................................... 1,236,968    154,522,043       1.6%
  Wells Fargo & Co.......................................... 1,551,124     80,084,532       0.8%
  Other Securities..........................................              704,080,243       7.3%
                                                                       --------------      ----
TOTAL FINANCIALS.                                                       1,264,086,203      12.9%
                                                                       --------------      ----
HEALTH CARE -- (13.9%)
  Abbott Laboratories.......................................   683,730     57,166,665       0.6%
  AbbVie, Inc...............................................   572,009     45,503,316       0.5%
  Amgen, Inc................................................   231,998     49,473,573       0.5%
  Johnson & Johnson......................................... 1,020,979    134,810,067       1.4%
  Medtronic P.L.C...........................................   519,033     56,522,694       0.6%
  Merck & Co., Inc..........................................   990,498     85,836,557       0.9%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                               SHARES       VALUE+     OF NET ASSETS++
                                                             ---------- -------------- ---------------
HEALTH CARE -- (Continued)
  Pfizer, Inc...............................................  2,140,935 $   82,147,676        0.8%
  Thermo Fisher Scientific, Inc.............................    154,927     46,784,855        0.5%
  UnitedHealth Group, Inc...................................    366,557     92,628,954        0.9%
  Other Securities..........................................               718,124,752        7.3%
                                                                        --------------      -----
TOTAL HEALTH CARE...........................................             1,368,999,109       14.0%
                                                                        --------------      -----
INDUSTRIALS -- (9.2%)
  Boeing Co. (The)..........................................    206,804     70,294,748        0.7%
  Honeywell International, Inc..............................    278,346     48,078,705        0.5%
  Union Pacific Corp........................................    272,722     45,124,582        0.5%
  Other Securities..........................................               738,328,407        7.5%
                                                                        --------------      -----
TOTAL INDUSTRIALS...........................................               901,826,442        9.2%
                                                                        --------------      -----
INFORMATION TECHNOLOGY -- (22.1%)
  Accenture P.L.C., Class A.................................    246,553     45,715,857        0.5%
* Adobe, Inc................................................    187,987     52,247,227        0.5%
  Apple, Inc................................................  1,643,378    408,806,711        4.2%
  Broadcom, Inc.............................................    153,998     45,098,314        0.5%
  Cisco Systems, Inc........................................  1,642,318     78,026,528        0.8%
  Intel Corp................................................  1,713,775     96,879,701        1.0%
  International Business Machines Corp......................    342,707     45,830,207        0.5%
  Mastercard, Inc., Class A.................................    345,373     95,602,700        1.0%
  Microsoft Corp............................................  2,953,808    423,487,453        4.3%
  NVIDIA Corp...............................................    235,596     47,359,508        0.5%
  Oracle Corp...............................................    851,719     46,410,168        0.5%
* PayPal Holdings, Inc......................................    455,204     47,386,736        0.5%
* salesforce.com, Inc.......................................    339,273     53,092,832        0.5%
# Visa, Inc., Class A.......................................    668,090    119,494,577        1.2%
  Other Securities..........................................               570,894,462        5.7%
                                                                        --------------      -----
TOTAL INFORMATION TECHNOLOGY................................             2,176,332,981       22.2%
                                                                        --------------      -----
MATERIALS -- (2.6%)
  Other Securities..........................................               260,737,185        2.7%
                                                                        --------------      -----
REAL ESTATE -- (3.1%)
  Other Securities..........................................               307,247,173        3.1%
                                                                        --------------      -----
UTILITIES -- (3.5%)
  Other Securities..........................................               340,261,025        3.5%
                                                                        --------------      -----
TOTAL COMMON STOCKS (Cost $4,053,195,630)...................             9,759,651,674       99.7%
                                                                        --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
  State Street Institutional U.S. Government Money Market
  Fund, 1.752%.............................................. 20,161,824     20,161,824        0.2%
                                                                        --------------      -----
SECURITIES LENDING COLLATERAL -- (0.8%)
@(S) The DFA Short Term Investment Fund.....................  7,154,639     82,786,331        0.9%
                                                                        --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,156,134,666).....................................            $9,862,599,829      100.8%
                                                                        ==============      =====

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

As of October 31, 2019, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...    186     12/20/19  $28,010,050 $28,232,940    $222,890
                                               ----------- -----------    --------
TOTAL FUTURES CONTRACTS..                      $28,010,050 $28,232,940    $222,890
                                               =========== ===========    ========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                  LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                               -------------- ----------- ------- --------------
Common Stocks
   Communication Services..... $1,017,324,717          --     --  $1,017,324,717
   Consumer Discretionary.....    977,093,810          --     --     977,093,810
   Consumer Staples...........    723,885,240          --     --     723,885,240
   Energy.....................    421,857,789          --     --     421,857,789
   Financials.................  1,264,086,203          --     --   1,264,086,203
   Health Care................  1,368,999,109          --     --   1,368,999,109
   Industrials................    901,826,442          --     --     901,826,442
   Information Technology.....  2,176,332,981          --     --   2,176,332,981
   Materials..................    260,737,185          --     --     260,737,185
   Real Estate................    307,247,173          --     --     307,247,173
   Utilities..................    340,261,025          --     --     340,261,025
Temporary Cash Investments....     20,161,824          --     --      20,161,824
Securities Lending Collateral.             -- $82,786,331     --      82,786,331
Futures Contracts**...........        222,890          --     --         222,890
                               -------------- ----------- ------  --------------
TOTAL......................... $9,780,036,388 $82,786,331     --  $9,862,822,719
                               ============== =========== ======  ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                             U.S. LARGE
                                                                              COMPANY
                                                                             PORTFOLIO*
                                                                            ------------
ASSETS:
Investment Securities at Value (including $178,027 of securities on loan, respectively)............................................................ $  9,759,652
Temporary Cash Investments at Value & Cost.................................       20,162
Collateral from Securities on Loan Invested in Affiliate at Value
  (including cost of $82,777)..............................................       82,786
Segregated Cash for Futures Contracts......................................        1,172
Receivables:
   Dividends and Interest..................................................        8,793
   Securities Lending Income...............................................           27
   Fund Shares Sold........................................................        4,032
Prepaid Expenses and Other Assets..........................................           83
                                                                            ------------
       Total Assets........................................................    9,876,707
                                                                            ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned........................................       82,781
   Fund Shares Redeemed....................................................        5,766
   Due to Advisor..........................................................          329
   Futures Margin Variation................................................          176
Accrued Expenses and Other Liabilities.....................................        1,264
                                                                            ------------
       Total Liabilities...................................................       90,316
                                                                            ------------
NET ASSETS................................................................. $  9,786,391
                                                                            ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $9,786,391 and shares
  outstanding of 416,879,053............................................... $      23.48
                                                                            ============
NUMBER OF SHARES AUTHORIZED................................................  900,000,000
                                                                            ============
Investment Securities at Cost.............................................. $  4,053,196
                                                                            ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................ $  4,107,977
Total Distributable Earnings (Loss)........................................    5,678,414
                                                                            ------------
NET ASSETS................................................................. $  9,786,391
                                                                            ============

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                                                 U.S. LARGE
                                                                                                  COMPANY
                                                                                                 PORTFOLIO#
                                                                                                 ----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0).............................................. $  190,444
   Income from Securities Lending...............................................................        456
                                                                                                 ----------
       Total Investment Income..................................................................    190,900
                                                                                                 ----------
FUND EXPENSES
   Investment Management Fees...................................................................      5,444
   Accounting & Transfer Agent Fees.............................................................      1,486
   S&P 500(R) Fees..............................................................................        102
   Custodian Fees...............................................................................        115
   Filing Fees..................................................................................        175
   Shareholders' Reports........................................................................        201
   Directors'/Trustees' Fees & Expenses.........................................................         52
   Professional Fees............................................................................        188
   Other........................................................................................        182
                                                                                                 ----------
       Total Fund Expenses......................................................................      7,945
                                                                                                 ----------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
     (Note C)...................................................................................       (687)
                                                                                                 ----------
   Net Expenses.................................................................................      7,258
                                                                                                 ----------
   NET INVESTMENT INCOME (LOSS).................................................................    183,642
                                                                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.............................................................     71,790
       Affiliated Investment Companies Shares Sold..............................................         (8)
       Futures..................................................................................       (137)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...............................................    985,397
       Affiliated Investment Companies Shares...................................................          6
       Futures..................................................................................        147
                                                                                                 ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)......................................................  1,057,195
                                                                                                 ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................. $1,240,837
                                                                                                 ==========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                     U.S. LARGE COMPANY
                                                                                          PORTFOLIO
                                                                                  ------------------------
                                                                                     YEAR         YEAR
                                                                                     ENDED        ENDED
                                                                                    OCT 31,      OCT 31,
                                                                                     2019         2018
                                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $   183,642  $   162,776
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**............................................      71,790       88,590
       Affiliated Investment Companies Shares Sold...............................          (8)         (21)
       Futures...................................................................        (137)       1,735
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................................     985,397      336,695
       Affiliated Investment Companies Shares....................................           6           (9)
       Futures...................................................................         147           (7)
                                                                                  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........   1,240,837      589,759
                                                                                  -----------  -----------
Distributions:
       Institutional Class Shares................................................    (214,307)    (177,012)
                                                                                  -----------  -----------
          Total Distributions....................................................    (214,307)    (177,012)
                                                                                  -----------  -----------
Capital Share Transactions (1):
   Shares Issued.................................................................   1,678,907    1,451,585
   Shares Issued in Lieu of Cash Distributions...................................     198,444      162,780
   Shares Redeemed...............................................................  (1,634,559)  (1,506,221)
                                                                                  -----------  -----------
          Net Increase (Decrease) from Capital Share Transactions................     242,792      108,144
                                                                                  -----------  -----------
          Total Increase (Decrease) in Net Assets................................   1,269,322      520,891
NET ASSETS
   Beginning of Year.............................................................   8,517,069    7,996,178
                                                                                  -----------  -----------
   End of Year................................................................... $ 9,786,391  $ 8,517,069
                                                                                  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................................................      78,503       68,274
   Shares Issued in Lieu of Cash Distributions...................................       9,441        7,714
   Shares Redeemed...............................................................     (75,490)     (70,464)
                                                                                  -----------  -----------
          Net Increase (Decrease) from Shares Issued and Redeemed................      12,454        5,524
                                                                                  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          U.S. LARGE COMPANY PORTFOLIO
                                                           ----------------------------------------------------------
                                                              YEAR        YEAR        YEAR        YEAR        YEAR
                                                              ENDED       ENDED       ENDED       ENDED       ENDED
                                                             OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                              2019        2018        2017        2016        2015
                                                           ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year........................ $    21.06  $    20.05  $    16.67  $    16.42  $    15.94
                                                           ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...........................       0.44        0.41        0.37        0.35        0.33
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..........................................       2.50        1.05        3.50        0.38        0.47
                                                           ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations...................       2.94        1.46        3.87        0.73        0.80
                                                           ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..................................      (0.39)      (0.39)      (0.39)      (0.34)      (0.32)
   Net Realized Gains.....................................      (0.13)      (0.06)      (0.10)      (0.14)         --
                                                           ----------  ----------  ----------  ----------  ----------
       Total Distributions................................      (0.52)      (0.45)      (0.49)      (0.48)      (0.32)
                                                           ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year.............................. $    23.48  $    21.06  $    20.05  $    16.67  $    16.42
                                                           ==========  ==========  ==========  ==========  ==========
Total Return..............................................      14.29%       7.25%      23.55%       4.54%       5.09%
                                                           ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)....................... $9,786,391  $8,517,069  $7,996,178  $6,365,936  $5,810,743
Ratio of Expenses to Average Net Assets...................       0.08%       0.08%       0.08%       0.08%       0.08%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or Previously
  Waived Fees Recovered by Advisor).......................       0.08%       0.08%       0.08%       0.08%       0.09%
Ratio of Net Investment Income to Average Net Assets......       2.02%       1.90%       1.99%       2.17%       2.05%
Portfolio Turnover Rate...................................          3%          5%          7%          9%          2%
                                                           ----------  ----------  ----------  ----------  ----------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, one of which, the U.S. Large Company Portfolio (the "Portfolio"), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2019, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      U.S. Large Company Portfolio. 0.06%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2020, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2019, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2019, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2019, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolio, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year fees were waived and/or expenses assumed.

                                                             NET WAIVED FEES/
                                                 RECOVERY    EXPENSES ASSUMED     PREVIOUSLY
                                               OF PREVIOUSLY    (RECOVERED       WAIVED FEES/
                                     EXPENSE   WAIVED FEES/  PREVIOUSLY WAIVED EXPENSES ASSUMED
                                    LIMITATION   EXPENSES      FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES            AMOUNT      ASSUMED        ASSUMED)          RECOVERY
--------------------------          ---------- ------------- ----------------- -----------------
U.S. Large Company Portfolio (1)...    0.08%        $63            $687             $1,006

(1)The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                       U.S. Large Company Portfolio. $334

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Portfolio's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

                                              PURCHASES  SALES
                                              --------- --------
               U.S. Large Company Portfolio.. $583,978  $316,870

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

   The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                                                CHANGE IN
                                                                 NET REALIZED  UNREALIZED
                             BALANCE AT    PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF
                          OCTOBER 31, 2018  AT COST   FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2019 OCTOBER 31, 2019
                          ---------------- ---------- ---------- ------------ ------------- ---------------- ----------------
U.S. LARGE COMPANY
  PORTFOLIO
The DFA Short Term
  Investment Fund             $164,037     $1,237,931 $1,319,180     $(8)          $6           $82,786           7,155
                              --------     ---------- ----------     ---           --           -------           -----
TOTAL                         $164,037     $1,237,931 $1,319,180     $(8)          $6           $82,786           7,155
                              ========     ========== ==========     ===           ==           =======           =====


                          DIVIDEND CAPITAL GAIN
                           INCOME  DISTRIBUTIONS
                          -------- -------------
U.S. LARGE COMPANY
  PORTFOLIO
The DFA Short Term
  Investment Fund          $3,214         --
                           ------     ------
TOTAL                      $3,214         --
                           ======     ======

F. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies," were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

                                 NET INVESTMENT
                                   INCOME AND   LONG-TERM
                                   SHORT-TERM    CAPITAL  TAX EXEMPT
                                 CAPITAL GAINS    GAINS     INCOME    TOTAL
                                 -------------- --------- ---------- --------
   U.S. Large Company Portfolio
   2018.........................    $157,152     $19,860      --     $177,012
   2019.........................     154,842      59,465      --      214,307

   As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                     NET INVESTMENT
                                       INCOME AND
                                       SHORT-TERM     LONG-TERM
                                     CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                     -------------- ------------- -------
      U.S. Large Company Portfolio..    $(7,339)         --       $(7,339)

   As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                      UNDISTRIBUTED                                 TOTAL NET
                      NET INVESTMENT                              DISTRIBUTABLE
                        INCOME AND   UNDISTRIBUTED   UNREALIZED     EARNINGS
                        SHORT-TERM     LONG-TERM    APPRECIATION  (ACCUMULATED
                      CAPITAL GAINS  CAPITAL GAINS (DEPRECIATION)    LOSSES)
                      -------------- ------------- -------------- -------------
 U.S. Large Company
   Portfolio.........    $29,212        $49,422      $5,600,114    $5,678,748

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable.

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                     NET
                                                                  UNREALIZED
                          FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                          TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                         ---------- ------------ -------------- --------------
  U.S. Large Company
    Portfolio........... $4,262,503  $5,758,645    $(158,548)     $5,600,097

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio.

   1. FUTURES CONTRACTS: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amount in thousands):

                                                   FUTURES**
                                                   ---------
                    U.S. Large Company Portfolio..  $28,479

** Average Notional Value of contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

                                           ASSET DERIVATIVES VALUE
                                       --------------------------------
                                        TOTAL VALUE AT      EQUITY
                                       OCTOBER 31, 2019 CONTRACTS *,(1)
                                       ---------------- ---------------
        U.S. Large Company Portfolio..       $223            $223

(1)Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

                                             REALIZED GAIN (LOSS) ON
                                                 DERIVATIVES
                                             ----------------------
                                                         EQUITY
                                             TOTAL    CONTRACTS (1)
                                             -----    -------------
              U.S. Large Company Portfolio.. $(137)       $(137)

                                              CHANGE IN UNREALIZED APPRECIATION
                                              (DEPRECIATION) ON DERIVATIVES
                                              ---------------------------------
                                                              EQUITY
                                              TOTAL        CONTRACTS (2)
                                              -----        -------------
               U.S. Large Company Portfolio.. $147             $147

(1)Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the year ended October 31, 2019, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

                       WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                        AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                     INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 10/31/2019
                     ------------- ------------ ------------ -------- --------------- ----------------
U.S. Large Company
  Portfolio.........     2.97%        $2,928         21         $5        $7,611             --

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2019, that the Portfolio's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolio did not use the interfund lending program during the year ended October 31, 2019.

I. SECURITIES LENDING:

   As of October 31, 2019, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                              NON-CASH
                                             COLLATERAL
                                               MARKET
                                               VALUE
                                             ----------
                        U.S. Large Company
                          Portfolio.........  $99,880

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                            REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                         AS OF OCTOBER 31, 2019
                          ----------------------------------------------------
                          OVERNIGHT AND            BETWEEN
                           CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                          ------------- -------- ------------ -------- -------
SECURITIES LENDING
  TRANSACTIONS
U.S. LARGE COMPANY
  PORTFOLIO
   Common Stocks.........    $82,781       --         --         --    $82,781

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio's early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

L. OTHER:

   As of October 31, 2019, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                     APPROXIMATE
                                                      PERCENTAGE
                                        NUMBER OF   OF OUTSTANDING
                                       SHAREHOLDERS     SHARES
                                       ------------ --------------
             U.S. Large Company
               Portfolio-Institutional
               Class..................      3             68%

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of U.S. Large Company Portfolio

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of U.S. Large Company Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, broker and the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(TM) VALUE INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                          [CHART]


                        The U.S. Large Cap           Russell 1000/TM/
                           Value Series                Value Index
                       --------------------         ------------------
       10/31/2009            $10,000                     $10,000
       11/30/2009             10,564                      10,564
       12/31/2009             10,855                      10,751
        1/31/2010             10,603                      10,448
        2/28/2010             11,061                      10,778
        3/31/2010             11,923                      11,480
        4/30/2010             12,301                      11,777
        5/31/2010             11,247                      10,809
        6/30/2010             10,398                      10,200
        7/31/2010             11,214                      10,891
        8/31/2010             10,537                      10,425
        9/30/2010             11,565                      11,234
       10/31/2010             11,996                      11,571
       11/30/2010             11,903                      11,509
       12/31/2010             13,064                      12,418
        1/31/2011             13,481                      12,698
        2/28/2011             14,211                      13,167
        3/31/2011             14,277                      13,219
        4/30/2011             14,642                      13,571
        5/31/2011             14,430                      13,428
        6/30/2011             14,178                      13,152
        7/31/2011             13,528                      12,716
        8/31/2011             12,387                      11,923
        9/30/2011             11,134                      11,022
       10/31/2011             12,679                      12,283
       11/30/2011             12,573                      12,220
       12/31/2011             12,672                      12,466
        1/31/2012             13,302                      12,938
        2/29/2012             14,072                      13,453
        3/31/2012             14,330                      13,852
        4/30/2012             14,038                      13,711
        5/31/2012             13,044                      12,907
        6/30/2012             13,747                      13,548
        7/31/2012             13,879                      13,688
        8/31/2012             14,430                      13,985
        9/30/2012             14,960                      14,429
       10/31/2012             15,000                      14,358
       11/30/2012             15,033                      14,352
       12/31/2012             15,491                      14,649
        1/31/2013             16,572                      15,601
        2/28/2013             16,784                      15,825
        3/31/2013             17,586                      16,452
        4/30/2013             17,772                      16,700
        5/31/2013             18,501                      17,129
        6/30/2013             18,296                      16,978
        7/31/2013             19,390                      17,895
        8/31/2013             18,820                      17,216
        9/30/2013             19,370                      17,647
       10/31/2013             20,351                      18,420
       11/30/2013             21,207                      18,934
       12/31/2013             21,771                      19,413
        1/31/2014             20,908                      18,724
        2/28/2014             21,618                      19,534
        3/31/2014             22,129                      20,000
        4/30/2014             22,275                      20,190
        5/31/2014             22,765                      20,486
        6/30/2014             23,382                      21,021
        7/31/2014             23,216                      20,663
        8/31/2014             23,952                      21,422
        9/30/2014             23,362                      20,980
       10/31/2014             23,541                      21,452
       11/30/2014             23,820                      21,891
       12/31/2014             23,999                      22,025
        1/31/2015             22,812                      21,145
        2/28/2015             24,423                      22,168
        3/31/2015             23,959                      21,866
        4/30/2015             24,443                      22,070
        5/31/2015             24,715                      22,336
        6/30/2015             24,317                      21,890
        7/31/2015             24,257                      21,986
        8/31/2015             22,785                      20,676
        9/30/2015             22,056                      20,052
       10/31/2015             23,853                      21,565
       11/30/2015             23,946                      21,648
       12/31/2015             23,196                      21,182
        1/31/2016             21,618                      20,088
        2/29/2016             21,658                      20,082
        3/31/2016             23,236                      21,529
        4/30/2016             23,866                      21,981
        5/31/2016             24,191                      22,323
        6/30/2016             24,164                      22,516
        7/31/2016             25,000                      23,170
        8/31/2016             25,298                      23,348
        9/30/2016             25,418                      23,300
       10/31/2016             24,987                      22,939
       11/30/2016             26,950                      24,249
       12/31/2016             27,626                      24,855
        1/31/2017             28,024                      25,032
        2/28/2017             28,879                      25,932
        3/31/2017             28,607                      25,668
        4/30/2017             28,806                      25,619
        5/31/2017             28,773                      25,594
        6/30/2017             29,257                      26,013
        7/31/2017             29,755                      26,358
        8/31/2017             29,476                      26,051
        9/30/2017             30,617                      26,823
       10/31/2017             31,061                      27,018
       11/30/2017             32,168                      27,845
       12/31/2017             32,918                      28,251
        1/31/2018             34,609                      29,344
        2/28/2018             32,898                      27,943
        3/31/2018             32,155                      27,451
        4/30/2018             32,202                      27,542
        5/31/2018             32,513                      27,705
        6/30/2018             32,281                      27,774
        7/31/2018             33,621                      28,873
        8/31/2018             34,111                      29,300
        9/30/2018             34,145                      29,358
       10/31/2018             31,976                      27,838
       11/30/2018             32,719                      28,669
       12/31/2018             29,125                      25,916
        1/31/2019             31,651                      27,933
        2/28/2019             32,440                      28,825          Past performance is not
        3/31/2019             32,281                      29,009          predictive of future
        4/30/2019             33,395                      30,038          performance.
        5/31/2019             30,822                      28,106
        6/30/2019             33,289                      30,124          The returns shown do not
        7/31/2019             33,647                      30,374          reflect the deduction of
        8/31/2019             32,268                      29,481          taxes that a shareholder
        9/30/2019             33,541                      30,532          would pay on fund
       10/31/2019             34,264                      30,959          distributions or the
                                                                          redemption of fund shares.

               AVERAGE ANNUAL       ONE        FIVE       TEN             Russell data copyright (C)
               TOTAL RETURN         YEAR       YEARS     YEARS            Russell Investment Group
               -----------------------------------------------------      1995-2019, all rights
                                    7.15%      7.80%     13.11%           reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2019

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 13.5%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices. Value stocks underperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
               -------------------------------------------------

      Russell 3000(R) Index....................................... 13.49%
      Russell 1000(R) Index (large-cap stocks).................... 14.15%
      Russell Midcap(R) Index (mid-cap stocks).................... 13.72%
      Russell 2000(R) Index (small-cap stocks)....................  4.90%
      Russell Microcap(R) Index (micro-cap stocks)................ -3.27%
      Dow Jones U.S. Select REIT lndex/SM/........................ 20.72%

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
               -------------------------------------------------

      Russell 1000(R) Value Index (large-cap value stocks)........ 11.21%
      Russell 1000(R) Growth Index (large-cap growth stocks)...... 17.10%
      Russell 2000(R) Value Index (small-cap value stocks)........  3.22%
      Russell 2000(R) Growth Index (small-cap growth stocks)......  6.40%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company low relative price (value) stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2019, the Series held approximately 330 securities. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 7.15% for the Series and 11.21% for the Russell 1000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Series' greater emphasis on value stocks detracted from performance relative to the benchmark. At the sector level, the Series' exclusions of real estate investment trusts (REITs) and certain utilities also detracted from relative performance, as REITs and utilities generally outperformed in the U.S.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLE

                                    BEGINNING  ENDING               EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                      VALUE    VALUE     EXPENSE     DURING
                                    05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                    --------- --------- ---------- ----------
   THE U.S. LARGE CAP VALUE SERIES
   -------------------------------
   Actual Fund Return.............. $1,000.00 $1,026.00    0.11%     $0.56
   Hypothetical 5% Annual Return... $1,000.00 $1,024.65    0.11%     $0.56

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 27, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

                         THE U.S. LARGE CAP VALUE SERIES
                         Communication Services..  12.2%
                         Consumer Discretionary..   6.8%
                         Consumer Staples........   4.8%
                         Energy..................  12.3%
                         Financials..............  23.6%
                         Health Care.............  14.4%
                         Industrials.............  10.7%
                         Information Technology..   9.9%
                         Materials...............   4.7%
                         Real Estate.............   0.3%
                         Utilities...............   0.3%
                                                  -----
                                                  100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                  PERCENTAGE
                                                                        SHARES       VALUE+     OF NET ASSETS++
                                                                      ---------- -------------- ---------------
COMMON STOCKS -- (98.6%)
COMMUNICATION SERVICES -- (12.0%)
    AT&T, Inc........................................................ 33,969,452 $1,307,484,208       4.4%
*   Charter Communications, Inc., Class A............................    940,732    440,130,874       1.5%
    Comcast Corp., Class A........................................... 21,970,229    984,705,664       3.3%
    Walt Disney Co. (The)............................................  3,453,204    448,640,264       1.5%
    Other Securities.................................................               438,144,096       1.4%
                                                                                 --------------      ----
TOTAL COMMUNICATION SERVICES.........................................             3,619,105,106      12.1%
                                                                                 --------------      ----
CONSUMER DISCRETIONARY -- (6.7%)
    DR Horton, Inc...................................................  3,053,585    159,916,246       0.5%
    General Motors Co................................................  6,055,833    225,034,754       0.8%
    Target Corp......................................................  1,473,116    157,490,831       0.5%
    Other Securities.................................................             1,477,743,583       4.9%
                                                                                 --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................             2,020,185,414       6.7%
                                                                                 --------------      ----
CONSUMER STAPLES -- (4.8%)
    Mondelez International, Inc., Class A............................  3,530,822    185,191,614       0.6%
    Tyson Foods, Inc., Class A.......................................  1,750,467    144,921,163       0.5%
    Walgreens Boots Alliance, Inc....................................  3,401,321    186,324,364       0.6%
    Walmart, Inc.....................................................  3,918,069    459,432,771       1.5%
    Other Securities.................................................               460,308,472       1.6%
                                                                                 --------------      ----
TOTAL CONSUMER STAPLES...............................................             1,436,178,384       4.8%
                                                                                 --------------      ----
ENERGY -- (12.1%)
    Chevron Corp.....................................................  8,424,414    978,411,442       3.3%
    ConocoPhillips...................................................  5,133,675    283,378,860       0.9%
    Exxon Mobil Corp................................................. 13,344,776    901,706,514       3.0%
    Marathon Petroleum Corp..........................................  3,109,699    198,865,251       0.7%
    Phillips 66......................................................  1,185,191    138,454,013       0.5%
    Valero Energy Corp...............................................  2,446,279    237,240,137       0.8%
    Other Securities.................................................               908,813,560       3.0%
                                                                                 --------------      ----
TOTAL ENERGY.........................................................             3,646,869,777      12.2%
                                                                                 --------------      ----
FINANCIALS -- (23.2%)
    Bank of America Corp............................................. 22,040,613    689,210,000       2.3%
    Bank of New York Mellon Corp. (The)..............................  3,657,167    170,972,557       0.6%
*   Berkshire Hathaway, Inc., Class B................................  2,984,980    634,547,048       2.1%
    Capital One Financial Corp.......................................  2,121,634    197,842,371       0.7%
    Citigroup, Inc...................................................  7,149,102    513,734,470       1.7%
    Fifth Third Bancorp..............................................  4,857,785    141,264,388       0.5%
    Goldman Sachs Group, Inc. (The)..................................  1,393,141    297,268,427       1.0%
    JPMorgan Chase & Co..............................................  7,660,148    956,905,688       3.2%
    Morgan Stanley...................................................  4,980,221    229,339,177       0.8%
    PNC Financial Services Group, Inc. (The).........................  1,313,525    192,694,118       0.6%
    Travelers Cos., Inc. (The).......................................  1,165,331    152,728,281       0.5%
    Wells Fargo & Co................................................. 16,157,084    834,190,247       2.8%
    Other Securities.................................................             1,996,982,476       6.6%
                                                                                 --------------      ----
TOTAL FINANCIALS.....................................................             7,007,679,248      23.4%
                                                                                 --------------      ----
HEALTH CARE -- (14.2%)
    Anthem, Inc......................................................  1,376,563    370,405,572       1.2%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
HEALTH CARE -- (Continued)
*     Cigna Corp.......................................................   1,498,160 $   267,361,634        0.9%
      CVS Health Corp..................................................   5,447,574     361,664,438        1.2%
      Danaher Corp.....................................................   1,690,202     232,943,640        0.8%
      Humana, Inc......................................................     529,635     155,818,617        0.5%
      Medtronic P.L.C..................................................   4,359,974     474,801,169        1.6%
      Pfizer, Inc......................................................  24,583,746     943,278,334        3.2%
      Thermo Fisher Scientific, Inc....................................   1,073,774     324,258,273        1.1%
      Other Securities.................................................               1,154,628,998        3.8%
                                                                                    ---------------      -----
TOTAL HEALTH CARE......................................................               4,285,160,675       14.3%
                                                                                    ---------------      -----
INDUSTRIALS -- (10.6%)
      Delta Air Lines, Inc.............................................   2,950,569     162,517,341        0.5%
      Eaton Corp. P.L.C................................................   1,816,899     158,270,072        0.5%
      FedEx Corp.......................................................   1,023,792     156,292,087        0.5%
      Norfolk Southern Corp............................................   1,385,379     252,138,978        0.8%
      Republic Services, Inc...........................................   1,904,674     166,678,022        0.6%
      Stanley Black & Decker, Inc......................................   1,031,996     156,171,955        0.5%
*     United Airlines Holdings, Inc....................................   1,825,283     165,808,708        0.6%
      United Technologies Corp.........................................   2,227,609     319,840,100        1.1%
      Other Securities.................................................               1,652,160,523        5.6%
                                                                                    ---------------      -----
TOTAL INDUSTRIALS......................................................               3,189,877,786       10.7%
                                                                                    ---------------      -----
INFORMATION TECHNOLOGY -- (9.8%)
      Fidelity National Information Services, Inc......................   1,545,803     203,675,003        0.7%
      HP, Inc..........................................................   9,619,949     167,098,514        0.6%
      Intel Corp.......................................................  22,465,295   1,269,963,126        4.3%
*     Micron Technology, Inc...........................................   5,266,057     250,401,010        0.8%
      Other Securities.................................................               1,051,055,240        3.4%
                                                                                    ---------------      -----
TOTAL INFORMATION TECHNOLOGY...........................................               2,942,192,893        9.8%
                                                                                    ---------------      -----
MATERIALS -- (4.6%)
      Other Securities.................................................               1,394,107,868        4.7%
                                                                                    ---------------      -----
REAL ESTATE -- (0.3%)
      Other Securities.................................................                  85,587,023        0.3%
                                                                                    ---------------      -----
UTILITIES -- (0.3%)
      Other Securities.................................................                  94,489,673        0.3%
                                                                                    ---------------      -----
TOTAL COMMON STOCKS
  (Cost $21,723,243,935)...............................................              29,721,433,847       99.3%
                                                                                    ---------------      -----
TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional U.S. Government Money Market Fund,
        1.752%......................................................... 166,338,555     166,338,555        0.6%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (0.8%)
@(S)  The DFA Short Term Investment Fund...............................  22,114,935     255,891,910        0.8%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $22,145,430,170)...............................................             $30,143,664,312      100.7%
                                                                                    ===============      =====

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

As of October 31, 2019, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                    UNREALIZED
                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------        --------- ---------- ------------ ------------ --------------
LONG POSITION
  CONTRACTS:
S&P 500(R) Emini
  Index...........    985     12/20/19  $148,128,680 $149,513,150   $1,384,470
                                        ------------ ------------   ----------
TOTAL FUTURES
  CONTRACTS.......                      $148,128,680 $149,513,150   $1,384,470
                                        ============ ============   ==========

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
   Communication Services..... $ 3,619,105,106           --     --  $ 3,619,105,106
   Consumer Discretionary.....   2,020,185,414           --     --    2,020,185,414
   Consumer Staples...........   1,436,178,384           --     --    1,436,178,384
   Energy.....................   3,646,869,777           --     --    3,646,869,777
   Financials.................   7,007,679,248           --     --    7,007,679,248
   Health Care................   4,285,160,675           --     --    4,285,160,675
   Industrials................   3,189,877,786           --     --    3,189,877,786
   Information Technology.....   2,942,192,893           --     --    2,942,192,893
   Materials..................   1,394,107,868           --     --    1,394,107,868
   Real Estate................      85,587,023           --     --       85,587,023
   Utilities..................      94,489,673           --     --       94,489,673
Temporary Cash Investments....     166,338,555           --     --      166,338,555
Securities Lending Collateral.              -- $255,891,910     --      255,891,910
Futures Contracts**...........       1,384,470           --     --        1,384,470
                               --------------- ------------ ------  ---------------
TOTAL......................... $29,889,156,872 $255,891,910     --  $30,145,048,782
                               =============== ============ ======  ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                    THE U.S.
                                                                    LARGE CAP
                                                                  VALUE SERIES*
                                                                  -------------
ASSETS:
Investment Securities at Value (including $576,819 of securities on loan, respectively).........................................  $29,721,433
Temporary Cash Investments at Value & Cost.......................      166,339
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $255,848).............................      255,892
Segregated Cash for Futures Contracts............................        6,206
Receivables:
   Dividends and Interest........................................       40,355
   Securities Lending Income.....................................           98
                                                                   -----------
       Total Assets..............................................   30,190,323
                                                                   -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................      255,842
   Due to Advisor................................................        2,486
   Futures Margin Variation......................................          591
Accrued Expenses and Other Liabilities...........................        1,726
                                                                   -----------
       Total Liabilities.........................................      260,645
                                                                   -----------
NET ASSETS.......................................................  $29,929,678
                                                                   ===========
Investment Securities at Cost....................................  $21,723,243
                                                                   ===========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                   THE U.S.
                                                                   LARGE CAP
                                                                     VALUE
                                                                    SERIES#
                                                                  ----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0)............... $  755,430
   Income from Securities Lending................................      1,639
                                                                  ----------
          Total Investment Income................................    757,069
                                                                  ----------
EXPENSES
   Investment Management Fees....................................     29,007
   Accounting & Transfer Agent Fees..............................      1,223
   Custodian Fees................................................        301
   Directors'/Trustees' Fees & Expenses..........................        172
   Professional Fees.............................................        446
   Other.........................................................        581
                                                                  ----------
          Total Expenses.........................................     31,730
                                                                  ----------
   Net Expenses..................................................     31,730
                                                                  ----------
   NET INVESTMENT INCOME (LOSS)..................................    725,339
                                                                  ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**..............................    699,155
       Affiliated Investment Companies Shares Sold...............         35
       Futures...................................................     (1,255)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................    565,227
       Affiliated Investment Companies Shares....................         21
       Futures...................................................     15,103
                                                                  ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......................  1,278,286
                                                                  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.. $2,003,625
                                                                  ==========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    THE U.S. LARGE CAP VALUE
                                                                             SERIES
                                                                    ------------------------
                                                                     YEAR ENDED   YEAR ENDED
                                                                    OCT 31, 2019 OCT 31, 2018
                                                                    ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   725,339  $   633,952
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..............................     699,155    1,506,250
       Affiliated Investment Companies Shares Sold.................          35          (48)
       Futures.....................................................      (1,255)      32,885
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................     565,227   (1,356,683)
       Affiliated Investment Companies Shares......................          21          (15)
       Futures.....................................................      15,103      (21,778)
                                                                    -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................   2,003,625      794,563
                                                                    -----------  -----------
Transactions in Interest:
   Contributions...................................................   1,481,953    2,333,386
   Withdrawals.....................................................  (2,798,695)  (1,561,700)
                                                                    -----------  -----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................  (1,316,742)     771,686
                                                                    -----------  -----------
          Total Increase (Decrease) in Net Assets..................     686,883    1,566,249
NET ASSETS
   Beginning of Year...............................................  29,242,795   27,676,546
                                                                    -----------  -----------
   End of Year..................................................... $29,929,678  $29,242,795
                                                                    ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         THE U.S. LARGE CAP VALUE SERIES
                                                         ---------------------------------------------------------------
                                                            YEAR         YEAR         YEAR         YEAR         YEAR
                                                            ENDED        ENDED        ENDED        ENDED        ENDED
                                                           OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                            2019         2018         2017         2016         2015
                                                         -----------  -----------  -----------  -----------  -----------
Total Return............................................        7.15%        2.95%       24.31%        4.75%        1.32%
                                                         -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)..................... $29,929,678  $29,242,795  $27,676,546  $20,916,568  $19,094,057
Ratio of Expenses to Average Net Assets.................        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously
  Waived Fees Recovered by Advisor).....................        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Net Investment Income to Average Net Assets....        2.50%        2.14%        2.19%        2.39%        2.20%
Portfolio Turnover Rate.................................          10%          13%          15%          15%          16%
                                                         -----------  -----------  -----------  -----------  -----------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, one of which, The U.S. Large Cap Value Series (the "Series"), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2019, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

       The U.S. Large Cap Value Series............................. 0.10%

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2019, the total related amounts paid by the Trust to the CCO were $73 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     The U.S. Large Cap Value Series. $680

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Series' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

                                              PURCHASES    SALES
                                              ---------- ----------
             The U.S. Large Cap Value Series. $3,093,702 $2,922,384

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

   The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                          NET
                                                        REALIZED   CHANGE IN                SHARES AS
                    BALANCE AT                           GAIN/    UNREALIZED   BALANCE AT      OF
                    OCTOBER 31, PURCHASES AT  PROCEEDS   (LOSS)  APPRECIATION/ OCTOBER 31, OCTOBER 31, DIVIDEND CAPITAL GAIN
                       2018         COST     FROM SALES ON SALES DEPRECIATION     2019        2019      INCOME  DISTRIBUTIONS
                    ----------- ------------ ---------- -------- ------------- ----------- ----------- -------- -------------
THE U.S. LARGE CAP
  VALUE SERIES
The DFA Short Term
  Investment Fund    $516,726    $5,011,809  $5,272,699   $35         $21       $255,892     22,115    $14,604         --
                     --------    ----------  ----------   ---         ---       --------     ------    -------     ------
TOTAL                $516,726    $5,011,809  $5,272,699   $35         $21       $255,892     22,115    $14,604         --
                     ========    ==========  ==========   ===         ===       ========     ======    =======     ======

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                              NET
                                                                           UNREALIZED
                                 FEDERAL TAX  UNREALIZED    UNREALIZED    APPRECIATION
                                    COST     APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                 ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series. $22,130,188  $9,582,563   $(1,569,086)    $8,013,477

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   1. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amount in thousands):

                                                    FUTURES**
                                                    ---------
                   The U.S. Large Cap Value Series. $190,177

** Average Notional Value of contracts

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

                                            ASSET DERIVATIVES VALUE
                                        --------------------------------
                                         TOTAL VALUE AT      EQUITY
                                        OCTOBER 31, 2019 CONTRACTS *,(1)
                                        ---------------- ---------------
       The U.S. Large Cap Value Series.      $1,384          $1,384

(1)Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

                                             REALIZED GAIN (LOSS) ON
                                                  DERIVATIVES
                                             ---------------------
                                                          EQUITY
                                              TOTAL    CONTRACTS (1)
                                             -------   -------------
            The U.S. Large Cap Value Series. $(1,255)     $(1,255)

                                              CHANGE IN UNREALIZED
                                                  APPRECIATION
                                                (DEPRECIATION) ON
                                                   DERIVATIVES
                                              ---------------------
                                                         EQUITY
                                               TOTAL  CONTRACTS (2)
                                              ------- -------------
             The U.S. Large Cap Value Series. $15,103    $15,103

(1)Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   There were no borrowings by the Series under the lines of credit during the year ended October 31, 2019.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not use the interfund lending program during the year ended October 31, 2019.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2019, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

   For the year ended October 31, 2019, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

                                                             REALIZED
                                                               GAIN
         PORTFOLIO                        PURCHASES  SALES    (LOSS)
         ---------                        --------- -------- --------
         The U.S. Large Cap Value Series. $347,838  $428,849 $(68,292)

J. SECURITIES LENDING:

   As of October 31, 2019, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

                                                    NON-CASH
                                                   COLLATERAL
                                                     MARKET
                                                     VALUE
                                                   ----------
                  The U.S. Large Cap Value Series.  $337,733

   The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                                  REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS AS OF
                                                    OCTOBER 31, 2019
                                  -----------------------------------------------------
                                  OVERNIGHT AND             BETWEEN
                                   CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                  -------------  -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
   Common Stocks.................   $255,842        --         --         --    $255,842

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the

"Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

   On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit's ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court's decision in MERIT MANAGEMENT GROUP, LP
v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) ("Merit Mgmt."), which addressed the scope of the Bankruptcy Code's safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs' petition for certiorari. The Second Circuit's review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee's proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code's safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the Court's dismissal order and order denying the Trustee's motion for leave to amend to the Second Circuit. The Second Circuit appeal is pending.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of The U.S. Large Cap Value Series (one of the series constituting The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on the Series' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, broker and the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2019.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, Abbie J. Smith, Douglas
W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2019.

Each Board's Strategy Committee is composed of Gerard K. O'Reilly, Douglas W. Diamond, Edward P. Lazear, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios' investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2019.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

DISINTERESTED DIRECTORS

                                                                                                               OTHER
                                                                                         PORTFOLIOS      DIRECTORSHIPS OF
                                         TERM OF                                         WITHIN THE           PUBLIC
                                        OFFICE/1/ AND                                     DFA FUND        COMPANIES HELD
NAME, ADDRESS AND                       LENGTH OF       PRINCIPAL OCCUPATION DURING      COMPLEX/2/        DURING PAST 5
YEAR OF BIRTH                 POSITION   SERVICE               PAST 5 YEARS               OVERSEEN             YEARS
-----------------             --------- ------------   -----------------------------  ------------------ ------------------
George M. Constantinides      Director  Since 1983     Leo Melamed Professor of       128 portfolios in  None
University of Chicago Booth                            Finance, University of         4 investment
School of Business 5807 S.                             Chicago Booth School of        companies
Woodlawn Avenue                                        Business (since 1978).
Chicago, IL 60637

1947

Douglas W.                    Director  Since 2017     Merton H. Miller               128 portfolios in  None
Diamond c/o Dimensional                                Distinguished Service          4 investment
Fund Advisors LP 6300 Bee                              Professor of Finance,          companies
Cave Road, Building One                                University of Chicago Booth
Austin, TX 78746                                       School of Business (since
                                                       1988). Visiting Scholar,
1953                                                   Federal Reserve Bank of
                                                       Richmond (since 1990).
                                                       Formerly, Fischer Black
                                                       Visiting Professor of
                                                       Financial Economics, Alfred
                                                       P. Sloan School of
                                                       Management, Massachusetts
                                                       Institute of Technology (2015
                                                       to 2016).

Darrell Duffie                Director  Since March    Dean Witter Distinguished      128 portfolios in  Formerly,
c/o Dimensional Fund                    2019           Professor of Finance,          4 investment       Director, Moody's
Advisors LP 6300 Bee Cave                              Graduate School of Business,   companies          Corporation
Road, Building One Austin,                             Stanford University (since                        (financial
TX 78746                                               1984).                                            information and
                                                                                                         information
1954                                                                                                     technology)
                                                                                                         (2008-April
                                                                                                         2018).

Roger G. Ibbotson Yale        Director  Since 1981     Professor in Practice          128 portfolios in  None
School of Management                                   Emeritus of Finance, Yale      4 investment
P.O. Box 208200 New Haven,                             School of Management (since    companies
CT 06520-8200                                          1984). Chairman and Partner,
                                                       Zebra Capital Management, LLC
1943                                                   (hedge fund and asset
                                                       manager) (since 2001).
                                                       Formerly, Consultant to
                                                       Morningstar, Inc. (2006 -
                                                       2016).

Edward P. Lazear              Director  Since 2010     Distinguished Visiting         128 portfolios in  None
Stanford University Graduate                           Fellow, Becker Friedman        4 investment
School of Business                                     Institute for Research in      companies
Knight Management Center,                              Economics, University of
E346 Stanford, CA 94305                                Chicago (since 2015). Morris
                                                       Arnold Cox Senior Fellow,
1948                                                   Hoover Institution (since
                                                       2002). Davies Family
                                                       Professor of Economics,
                                                       Graduate School of Business,
                                                       Stanford University (since
                                                       1995). Cornerstone Research
                                                       (expert testimony and
                                                       economic and financial
                                                       analysis) (since 2009).

Myron S. Scholes              Director  Since 1981     Chief Investment Strategist,   128 portfolios in  Formerly,
c/o Dimensional Fund                                   Janus Henderson Investors      4 investment       Adviser, Kuapay,
Advisors LP 6300 Bee Cave                              (since 2014). Frank E. Buck    companies          Inc. (2013-2014).
Road, Building One Austin,                             Professor of Finance,                             Formerly,
TX 78746                                               Emeritus, Graduate School of                      Director,
                                                       Business, Stanford University                     American Century
1941                                                   (since 1981).                                     Fund Complex
                                                                                                         (registered
                                                                                                         investment
                                                                                                         companies) (43
                                                                                                         Portfolios) (1980-
                                                                                                         2014).

                                                                                                               OTHER
                                                                                        PORTFOLIOS       DIRECTORSHIPS OF
                                        TERM OF                                         WITHIN THE            PUBLIC
                                       OFFICE/1/ AND                                     DFA FUND         COMPANIES HELD
NAME, ADDRESS AND                      LENGTH OF       PRINCIPAL OCCUPATION DURING      COMPLEX/2/         DURING PAST 5
YEAR OF BIRTH                POSITION   SERVICE               PAST 5 YEARS               OVERSEEN              YEARS
-----------------            --------- ------------   -----------------------------  ------------------ --------------------
Abbie J. Smith               Director  Since 2000     Boris and Irene Stem           128 portfolios in  Director (since
University of Chicago Booth                           Distinguished Service          4 investment       2000) and
School of Business 5807 S.                            Professor of Accounting,       companies          formerly, Lead
Woodlawn Avenue                                       University of Chicago Booth                       Director (2014-
Chicago, IL 60637                                     School of Business (since                         2017), HNI
                                                      1980).                                            Corporation
1953                                                                                                    (office furniture);
                                                                                                        Director, Ryder
                                                                                                        System Inc.
                                                                                                        (transportation,
                                                                                                        logistics and
                                                                                                        supply-chain
                                                                                                        management)
                                                                                                        (since 2003); and
                                                                                                        Trustee, UBS
                                                                                                        Funds (3
                                                                                                        investment
                                                                                                        companies within
                                                                                                        the fund complex)
                                                                                                        (19 portfolios)
                                                                                                        (since 2009).

Ingrid M. Werner             Director  Since March    Martin and Andrew Murrer       128 portfolios in  Director, Fourth
c/o Dimensional Fund                   2019           Professor of Finance, Fisher   4 investment       Swedish AP Fund
Advisors LP 6300 Bee Cave                             College of Business, The Ohio  companies          (pension fund
Road, Building One Austin,                            State University (since                           asset
TX 78746                                              1998). Adjunct Member, the                        management)
                                                      Prize Committee for the                           (since 2017).
1961                                                  Swedish Riksbank Prize in
                                                      Economic Sciences in Memory
                                                      of Alfred Nobel (annual award
                                                      for significant scientific
                                                      research contribution) (since
                                                      January 2018). President,
                                                      Western Finance Association
                                                      (global association of
                                                      academic researchers and
                                                      practitioners in finance)
                                                      (since June 2018). Director,
                                                      American Finance Association
                                                      (global association of
                                                      academic researchers and
                                                      practitioners in finance)
                                                      (since January 2019). Member,
                                                      Economic Advisory Committee,
                                                      FINRA (since 2017). Chairman,
                                                      Scientific Advisory Board,
                                                      Swedish House of Finance
                                                      (institute supporting
                                                      academic research in finance)
                                                      (since 2014). Member,
                                                      Scientific Board, Danish
                                                      Finance Institute (institute
                                                      supporting academic research
                                                      in finance) (since 2017).
                                                      Member, Academic Board,
                                                      Mistra Financial Systems
                                                      (organization funding
                                                      academic research on
                                                      environment, governance and
                                                      climate/sustainability in
                                                      finance) (since 2016).
                                                      Fellow, Center for Analytical
                                                      Finance (academic research)
                                                      (since 2015). Associate
                                                      Editor, Journal of Finance
                                                      (since
                                                      2016).

INTERESTED DIRECTOR

   The following interested Director is described as such because he is deemed to be an "interested person," as that term is defined under the 1940 Act, due to his position with the Advisor.

                                                                                        PORTFOLIOS
                                        TERM OF                                         WITHIN THE      OTHER DIRECTORSHIPS
                                       OFFICE/1/ AND                                     DFA FUND       OF PUBLIC COMPANIES
NAME, ADDRESS AND                      LENGTH OF       PRINCIPAL OCCUPATION DURING      COMPLEX/2/         HELD DURING
YEAR OF BIRTH              POSITION     SERVICE               PAST 5 YEARS               OVERSEEN          PAST 5 YEARS
-----------------        ------------- -----------    -----------------------------  ------------------ -------------------
David G. Booth 6300 Bee  Chairman      Since 1981     Chairman, Director/Trustee,    128 portfolios in         None
Cave Road, Building One  and Director                 and formerly, President and    4 investment
Austin, TX 78746                                      Co-Chief Executive Officer     companies
                                                      (each until March 2017) of
1946                                                  Dimensional Emerging Markets
                                                      Value Fund ("DEM"), DFAIDG,
                                                      Dimensional Investment Group
                                                      Inc. ("DIG") and The DFA
                                                      Investment Trust Company
                                                      ("DFAITC"). Executive
                                                      Chairman, and formerly,
                                                      President and Co-Chief
                                                      Executive Officer (each until
                                                      February 2017) of Dimensional
                                                      Holdings Inc., Dimensional
                                                      Fund Advisors LP, Dimensional
                                                      Investment LLC and DFA
                                                      Securities LLC (collectively
                                                      with DEM, DFAIDG, DIG and
                                                      DFAITC, the "DFA Entities").
                                                      Formerly, Chairman and
                                                      Director (2009-2018) and
                                                      Co-Chief Executive Officer
                                                      (2010 - June 2017) of
                                                      Dimensional Fund Advisors
                                                      Canada ULC. Trustee,
                                                      University of Chicago (since
                                                      2002). Trustee, University of
                                                      Kansas Endowment Association
                                                      (since 2005). Formerly,
                                                      Director of Dimensional Fund
                                                      Advisors Ltd. (2002 - July
                                                      2017), DFA Australia Limited
                                                      (1994 - July 2017),
                                                      Dimensional Advisors Ltd.
                                                      (2012 - July 2017),
                                                      Dimensional Funds plc (2006 -
                                                      July 2017) and Dimensional
                                                      Funds II plc (2006 - July
                                                      2017). Formerly, Director and
                                                      President of Dimensional
                                                      Japan Ltd. (2012 - April
                                                      2017). Formerly, President,
                                                      Dimensional SmartNest (US)
                                                      LLC (2009-2014); and Limited
                                                      Partner, VSC Investors, LLC
                                                      (2007-2015). Formerly,
                                                      Chairman, Director, President
                                                      and Co-Chief Executive
                                                      Officer of Dimensional Cayman
                                                      Commodity Fund I Ltd.
                                                      (2010-September 2017).

1 Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2 Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                       TERM OF OFFICE/1/
NAME AND YEAR OF                        AND LENGTH OF
BIRTH                  POSITION            SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------  -------------------- ----------------   ------------------------------------------------------------
Valerie A. Brown  Vice President and     Since 2001       Vice President and Assistant Secretary of
1967              Assistant Secretary
                                                              .  all the DFA Entities (since 2001)

                                                              .  DFA Australia Limited (since 2002)

                                                              .  Dimensional Fund Advisors Ltd. (since 2002)

                                                              .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                              .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                              .  Dimensional Hong Kong Limited (since 2012)

                                                          Director, Vice President and Assistant Secretary (since
                                                          2003) of

                                                              .  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner  Vice President and   Since September    Vice President and Assistant Secretary of
1982              Assistant Secretary       2019
                                                              .  DFAIDG, DIG, DFAITC and DEM (since September 2019)

                                                          Vice President (since January 2018) of

                                                              .  Dimensional Holdings Inc.

                                                              .  Dimensional Fund Advisors LP

                                                              .  Dimensional Investment LLC

                                                              .  DFA Securities LLC

David P. Butler   Co-Chief Executive     Since 2017       Co-Chief Executive Officer (since 2017) of
1964              Officer
                                                              .  all the DFA entities

                                                          Director (since 2017) of

                                                              .  Dimensional Holdings Inc.

                                                              .  Dimensional Fund Advisors Canada ULC

                                                              .  Dimensional Japan Ltd.

                                                              .  Dimensional Advisors Ltd.

                                                              .  Dimensional Fund Advisors Ltd.

                                                              .  DFA Australia Limited

                                                          Director and Co-Chief Executive Officer (since 2017) of

                                                              .  Dimensional Cayman Commodity Fund I Ltd.

                                                          Head of Global Financial Advisor Services (since 2007) for

                                                              .  Dimensional Fund Advisors LP

                                                          Formerly, Vice President (2007 - 2017) of

                                                              .  all the DFA Entities

Stephen A. Clark  Executive Vice         Since 2017       Executive Vice President (since 2017) of
1972              President
                                                              .  all the DFA entities

                                                          Director and Vice President (since 2016) of

                                                              .  Dimensional Japan Ltd.

                                                          President and Director (since 2016) of

                                                              .  Dimensional Fund Advisors Canada ULC

                                                          Vice President (since 2008) and Director (since 2016) of

                                                              .  DFA Australia Limited

                                                          Director (since 2016) of

                                                              .  Dimensional Advisors Ltd.

                                                              .  Dimensional Fund Advisors Pte. Ltd.

                                                              .  Dimensional Hong Kong Limited

                                                          Vice President (since 2016) of

                                                              .  Dimensional Fund Advisors Pte. Ltd.

                                                          Formerly, Vice President (2004 - 2017) of

                                                              .  all the DFA Entities

                                                          Formerly, Vice President (2010 - 2016) of

                                                              .  Dimensional Fund Advisors Canada ULC

                                                          Formerly, Head of Institutional, North America (2012 -
                                                          2013) and Head of Global Institutional Services (2014-2018)
                                                          for

                                                              .  Dimensional Fund Advisors LP

                                                TERM OF OFFICE/1/
NAME AND YEAR OF                                 AND LENGTH OF
BIRTH                          POSITION             SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------        ----------------------- ----------------   -----------------------------------------------------------
Christopher S. Crossan  Vice President and           Since         Vice President and Global Chief Compliance Officer (since
1965                    Global Chief                 2004          2004) of
                        Compliance Officer
                                                                       .  all the DFA Entities

                                                                       .  DFA Australia Limited

                                                                       .  Dimensional Fund Advisors Ltd.

                                                                   Chief Compliance Officer (since 2006) and Chief Privacy
                                                                   Officer (since 2015) of

                                                                       .  Dimensional Fund Advisors Canada ULC

                                                                   Chief Compliance Officer of

                                                                       .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                                       .  Dimensional Japan Ltd. (since 2017)

                                                                   Formerly, Vice President and Global Chief Compliance
                                                                   Officer (2010 - 2014) for

                                                                       .  Dimensional SmartNest (US) LLC

Gregory K. Hinkle       Vice President, Chief   Vice President     Vice President, Chief Financial Officer, and Treasurer
1958                    Financial Officer, and  since 2015 and     (since 2016) of
                        Treasurer               Chief Financial
                                                  Officer and          .  all the DFA Entities
                                                Treasurer since
                                                     2016              .  Dimensional Advisors Ltd.

                                                                       .  Dimensional Fund Advisors Ltd.

                                                                       .  Dimensional Hong Kong Limited

                                                                       .  Dimensional Cayman Commodity Fund I Ltd.

                                                                       .  Dimensional Fund Advisors Canada ULC

                                                                       .  Dimensional Fund Advisors Pte. Ltd.

                                                                       .  DFA Australia Limited

                                                                   Director (since 2016) for

                                                                       .  Dimensional Funds plc

                                                                       .  Dimensional Funds II plc

                                                                   Formerly, interim Chief Financial Officer and interim
                                                                   Treasurer (2016) of

                                                                       .  all the DFA Entities

                                                                       .  Dimensional Fund Advisors LP

                                                                       .  Dimensional Fund Advisors Ltd.

                                                                       .  DFA Australia Limited

                                                                       .  Dimensional Advisors Ltd.

                                                                       .  Dimensional Fund Advisors Pte. Ltd.

                                                                       .  Dimensional Hong Kong Limited

                                                                       .  Dimensional Cayman Commodity Fund I Ltd.

                                                                       .  Dimensional Fund Advisors Canada ULC

                                                                   Formerly, Controller (2015 - 2016) of

                                                                       .  all the DFA Entities

                                                                       .  Dimensional Fund Advisors LP

                                                                   Formerly, Vice President (2008 - 2015) of

                                                                       .  T. Rowe Price Group, Inc.

                                                                   Formerly, Director of Investment Treasury and Treasurer
                                                                   (2008 - 2015) of

                                                                       .  the T. Rowe Price Funds

Jeff J. Jeon            Vice President            Since 2004       Vice President (since 2004) and Assistant Secretary
1973                                                               (2017-2019) of

                                                                       .  all the DFA Entities

                                                                   Vice President and Assistant Secretary (since 2010) of

                                                                       .  Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez               Vice President and      Vice President     Vice President (since 2015) of
1971                    Assistant Treasurer     since 2015 and
                                                   Assistant           .  all the DFA Entities
                                                Treasurer since
                                                     2017          Assistant Treasurer (since 2017) of

                                                                       .  the DFA Fund Complex

                                                                   Formerly, Senior Tax Manager (2013 - 2015) for

                                                                       .  Dimensional Fund Advisors LP

Kenneth M. Manell       Vice President            Since 2010       Vice President (since 2010) of
1972
                                                                       .  all the DFA Entities

                                                                       .  Dimensional Cayman Commodity Fund I Ltd.

Catherine L. Newell     President and General   President since    President (since 2017) of
1964                    Counsel                    2017 and
                                                General Counsel        .  the DFA Fund Complex
                                                  since 2001
                                                                   General Counsel (since 2001) of

                                                                       .  All the DFA Entities

                                                                   Executive Vice President (since 2017) and Secretary (since
                                                                   2000) of

                                        TERM OF OFFICE/1/
NAME AND YEAR OF                         AND LENGTH OF
BIRTH                    POSITION           SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------    ------------------- ----------------   ------------------------------------------------------------
                                                               .  Dimensional Fund Advisors LP

                                                               .  Dimensional Holdings Inc.

                                                               .  DFA Securities LLC

                                                               .  Dimensional Investment LLC

                                                           Director (since 2002), Vice President (since 1997) and
                                                           Secretary (since 2002) of

                                                               .  DFA Australia Limited

                                                               .  Dimensional Fund Advisors Ltd.

                                                           Vice President and Secretary of

                                                               .  Dimensional Fund Advisors Canada ULC (since 2003)

                                                               .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                               .  Dimensional Japan Ltd. (since 2012)

                                                               .  Dimensional Advisors Ltd (since 2012)

                                                               .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                           Director of

                                                               .  Dimensional Funds plc (since 2002)

                                                               .  Dimensional Funds II plc (since 2006)

                                                               .  Director of Dimensional Japan Ltd. (since 2012)

                                                               .  Dimensional Advisors Ltd. (since 2012)

                                                               .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                               .  Dimensional Hong Kong Limited (since 2012)

                                                           Formerly, Vice President and Secretary (2010 - 2014) of

                                                               .  Dimensional SmartNest (US) LLC

                                                           Formerly, Vice President (1997 - 2017) and Secretary (2000
                                                           - 2017) of

                                                               .  the DFA Fund Complex

                                                           Formerly, Vice President of

                                                               .  Dimensional Fund Advisors LP (1997 - 2017)

                                                               .  Dimensional Holdings Inc. (2006 - 2017)

                                                               .  DFA Securities LLC (1997 - 2017)

                                                               .  Dimensional Investment LLC (2009 - 2017)

Selwyn Notelovitz   Vice President and    Since 2013       Vice President and Deputy Chief Compliance Officer of
1961                Deputy Chief
                    Compliance Officer                         .  the DFA Fund Complex (since 2013)

                                                               .  Dimensional Fund Advisors LP (since 2012)

Carolyn L. O        Vice President and       Vice          Vice President (since 2010) and Secretary (since 2017) of
1974                Secretary             President
                                          since 2010           .  the DFA Fund Complex
                                             and
                                          Secretary        Vice President (since 2010) and Assistant Secretary (since
                                          since 2017       2016) of

                                                               .  Dimensional Fund Advisors LP

                                                               .  Dimensional Holdings Inc.

                                                               .  Dimensional Investment LLC

                                                           Vice President of

                                                               .  DFA Securities LLC (since 2010)

                                                               .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                               .  Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O'Reilly  Co-Chief Executive     Co-Chief        Co-Chief Executive Officer and Chief Investment Officer
1976                Officer and Chief     Executive        (since 2017) of
                    Investment Officer     Officer
                                          and Chief            .  all the DFA Entities
                                          Investment
                                           Officer             .  Dimensional Fund Advisors Canada ULC
                                          since 2017
                                                           Director, Chief Investment Officer and Vice President
                                                           (since 2017) of

                                                               .  DFA Australia Limited

                                                           Chief Investment Officer (since 2017) and Vice President
                                                           (since 2016) of

                                                               .  Dimensional Japan Ltd.

                                                           Director, Co-Chief Executive Officer and Chief Investment
                                                           Officer (since 2017) of

                                                               .  Dimensional Cayman Commodity Fund I Ltd.

                                                           Director of

                                                               .  Dimensional Funds plc (since 2014)

                                                               .  Dimensional Fund II plc (since 2014)

                                                               .  Dimensional Holdings Inc. (since 2017)

                                                           Formerly, Co-Chief Investment Officer of

                                                               .  Dimensional Japan Ltd. (2016 - 2017)

                            TERM OF OFFICE/1/
NAME AND YEAR OF              AND LENGTH
BIRTH             POSITION    OF SERVICE                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------  --------  ----------------   -----------------------------------------------------------
                                                   .  DFA Australia Limited (2014 - 2017)

                                               Formerly, Executive Vice President (2017) and Co-Chief
                                               Investment Officer (2014-2017) of

                                                   .  all the DFA Entities

                                               Formerly, Vice President (2007 - 2017) of

                                                   .  all the DFA Entities

                                               Formerly, Vice President and Co-Chief Investment Officer
                                               (2014 - 2017) of

                                                   .  Dimensional Fund Advisors Canada ULC

                                               Formerly, Director (2017 - 2018) of

                                                   .  Dimensional Fund Advisors Pte. Ltd.

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2019 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2018 to October 31, 2019, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation (S)1.199A-3(d).



                                                                            NET
                                                                        INVESTMENT    SHORT-TERM     LONG-TERM
                                                                          INCOME     CAPITAL GAIN  CAPITAL GAIN  RETURN OF
DFA INVESTMENT DIMENSIONS GROUP INC.                                   DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  CAPITAL
------------------------------------                                   ------------- ------------- ------------- ---------
Enhanced U.S. Large Company Portfolio.................................       35%          24%           41%         --
U.S. Large Cap Equity Portfolio.......................................      100%          --            --          --
U.S. Large Cap Value Portfolio........................................       30%          --            70%         --
U.S. Targeted Value Portfolio.........................................       25%           5%           70%         --
U.S. Small Cap Value Portfolio........................................       17%           1%           82%         --
U.S. Core Equity 1 Portfolio..........................................       74%          --            26%         --
U.S. Core Equity 2 Portfolio..........................................       63%          --            37%         --
U.S. Vector Equity Portfolio..........................................       39%          --            61%         --
U.S. Small Cap Portfolio..............................................       23%           5%           72%         --
U.S. Micro Cap Portfolio..............................................       18%          --            82%         --
U.S. High Relative Profitability Portfolio............................      100%          --            --          --
DFA Real Estate Securities Portfolio..................................      100%          --            --          --
DFA Commodity Strategy Portfolio......................................      100%          --            --          --
DIMENSIONAL INVESTMENT GROUP INC.
---------------------------------
U.S. Large Company Portfolio..........................................       75%          --            25%         --

                                                                                                 QUALIFYING
                                                                                                     FOR
                                                                                                  CORPORATE
                                                                                                  DIVIDENDS   QUALIFYING
                                                                       TAX-EXEMPT     TOTAL       RECEIVED     DIVIDEND
DFA INVESTMENT DIMENSIONS GROUP INC.                                    INTEREST  DISTRIBUTIONS DEDUCTION (1) INCOME (2)
------------------------------------                                   ---------- ------------- ------------- ----------
Enhanced U.S. Large Company Portfolio.................................     --          100%           --          --
U.S. Large Cap Equity Portfolio.......................................     --          100%          100%        100%
U.S. Large Cap Value Portfolio........................................     --          100%          100%        100%
U.S. Targeted Value Portfolio.........................................     --          100%          100%        100%
U.S. Small Cap Value Portfolio........................................     --          100%          100%        100%
U.S. Core Equity 1 Portfolio..........................................     --          100%          100%        100%
U.S. Core Equity 2 Portfolio..........................................     --          100%          100%        100%
U.S. Vector Equity Portfolio..........................................     --          100%          100%        100%
U.S. Small Cap Portfolio..............................................     --          100%          100%        100%
U.S. Micro Cap Portfolio..............................................     --          100%          100%        100%
U.S. High Relative Profitability Portfolio............................     --          100%          100%        100%
DFA Real Estate Securities Portfolio..................................     --          100%           --          --
DFA Commodity Strategy Portfolio......................................     --          100%           --          --
DIMENSIONAL INVESTMENT GROUP INC.
---------------------------------
U.S. Large Company Portfolio..........................................     --          100%          100%        100%

                                                                                                                     QUALIFYING
                                                                                                                       SHORT-
                                                                           U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
                                                                        GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.                                   INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
------------------------------------                                   ------------ ---------- ---------- ---------- ----------
Enhanced U.S. Large Company Portfolio.................................      11%         --         --         31%        31%
U.S. Large Cap Equity Portfolio.......................................      --          --         --         --         --
U.S. Large Cap Value Portfolio........................................      --          --         --         --         --
U.S. Targeted Value Portfolio.........................................      --          --         --          1%         1%
U.S. Small Cap Value Portfolio........................................      --          --         --          2%         2%
U.S. Core Equity 1 Portfolio..........................................      --          --         --          1%        --
U.S. Core Equity 2 Portfolio..........................................      --          --         --          1%        --
U.S. Vector Equity Portfolio..........................................      --          --         --          1%        --
U.S. Small Cap Portfolio..............................................      --          --         --          2%         2%
U.S. Micro Cap Portfolio..............................................      --          --         --          2%        --
U.S. High Relative Profitability Portfolio............................      --          --         --          1%        --
DFA Real Estate Securities Portfolio..................................      --          --         --          1%        --
DFA Commodity Strategy Portfolio......................................      14%         --         --         50%        --
DIMENSIONAL INVESTMENT GROUP INC.
---------------------------------
U.S. Large Company Portfolio..........................................      --          --         --         --         --

(1)Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                See accompanying Notes to Financial Statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

 [GRAPHIC] Recycled Recyclable                                DFA103119-001AD
                                                                     00237492

                                                             [LOGO] Dimensional

Annual Report

YEAR ENDED: OCTOBER 31, 2019

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

LARGE CAP INTERNATIONAL PORTFOLIO

INTERNATIONAL CORE EQUITY PORTFOLIO

GLOBAL SMALL COMPANY PORTFOLIO

INTERNATIONAL SMALL COMPANY PORTFOLIO

JAPANESE SMALL COMPANY PORTFOLIO

ASIA PACIFIC SMALL COMPANY PORTFOLIO

UNITED KINGDOM SMALL COMPANY PORTFOLIO

CONTINENTAL SMALL COMPANY PORTFOLIO

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

INTERNATIONAL VECTOR EQUITY PORTFOLIO

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

WORLD EX U.S. VALUE PORTFOLIO

WORLD EX U.S. TARGETED VALUE PORTFOLIO

WORLD EX U.S. CORE EQUITY PORTFOLIO

WORLD CORE EQUITY PORTFOLIO

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

EMERGING MARKETS PORTFOLIO

EMERGING MARKETS SMALL CAP PORTFOLIO

EMERGING MARKETS VALUE PORTFOLIO

EMERGING MARKETS CORE EQUITY PORTFOLIO

EMERGING MARKETS TARGETED VALUE PORTFOLIO

DIMENSIONAL INVESTMENT GROUP INC.

--------------------------------------------------------------------------------

DFA INTERNATIONAL VALUE PORTFOLIO

THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------

THE DFA INTERNATIONAL VALUE SERIES

THE JAPANESE SMALL COMPANY SERIES

THE ASIA PACIFIC SMALL COMPANY SERIES

THE UNITED KINGDOM SMALL COMPANY SERIES

THE CONTINENTAL SMALL COMPANY SERIES

THE CANADIAN SMALL COMPANY SERIES

THE EMERGING MARKETS SERIES

THE EMERGING MARKETS SMALL CAP SERIES

DIMENSIONAL EMERGING MARKETS VALUE FUND

--------------------------------------------------------------------------------

SEE THE INSIDE FRONT COVER FOR IMPORTANT INFORMATION ABOUT ACCESS TO YOUR FUND'S ANNUAL AND SEMI-ANNUAL SHAREHOLDER REPORTS.

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

   Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

   If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio's transfer agent at (888) 576-1167 or by contacting your financial intermediary.

   You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

[LOGO] Dimensional

December 2019

Dear Fellow Shareholder,

Since our founding in 1981, sound investment solutions based on financial science have been at the heart of Dimensional. We recognize that the assets you entrust to our firm play an important role in your future.

With a 38-year track record, our investment strategies are guided by rigorous academic research, deep convictions about the power of capital markets, and the importance of information in security prices.

We aim to add value through implementation by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk. We apply flexible trading algorithms to minimize potential price impact.

We take pride in the many longstanding clients we have had the honor of working with over the last four decades, and we continue to seek opportunities to raise the bar both within our company and the industry.

On behalf of more than 1,400 employees at Dimensional aiming to serve you, we thank you.

Sincerely,

/s/ DAVID P. BUTLER         /s/ GERARD K. O'REILLY

DAVID P. BUTLER             GERARD K. O'REILLY
Co-Chief Executive Officer  Co-Chief Executive Officer and
                            Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................................   1
DFA INVESTMENT DIMENSIONS GROUP INC.
   Performance Charts......................................................   3
   Management's Discussion and Analysis....................................  15
   Disclosure of Fund Expenses.............................................  26
   Disclosure of Portfolio Holdings........................................  30
   Schedules of Investments/Summary Schedules of Portfolio Holdings
       Large Cap International Portfolio...................................  32
       International Core Equity Portfolio.................................  36
       Global Small Company Portfolio......................................  41
       International Small Company Portfolio...............................  42
       Japanese Small Company Portfolio....................................  43
       Asia Pacific Small Company Portfolio................................  44
       United Kingdom Small Company Portfolio..............................  45
       Continental Small Company Portfolio.................................  46
       DFA International Real Estate Securities Portfolio..................  47
       DFA Global Real Estate Securities Portfolio.........................  51
       DFA International Small Cap Value Portfolio.........................  53
       International Vector Equity Portfolio...............................  57
       International High Relative Profitability Portfolio.................  61
       World ex U.S. Value Portfolio.......................................  65
       World ex U.S. Targeted Value Portfolio..............................  66
       World ex U.S. Core Equity Portfolio.................................  71
       World Core Equity Portfolio.........................................  77
       Selectively Hedged Global Equity Portfolio..........................  78
       Emerging Markets Portfolio..........................................  80
       Emerging Markets Small Cap Portfolio................................  81
       Emerging Markets Value Portfolio....................................  82
       Emerging Markets Core Equity Portfolio..............................  83
       Emerging Markets Targeted Value Portfolio...........................  88
   Statements of Assets and Liabilities....................................  92
   Statements of Operations................................................  98
   Statements of Changes in Net Assets..................................... 104
   Financial Highlights.................................................... 112
   Notes to Financial Statements........................................... 125
   Report of Independent Registered Public Accounting Firm................. 153
DIMENSIONAL INVESTMENT GROUP INC.
   Performance Charts...................................................... 155
   Management's Discussion and Analysis.................................... 156
   Disclosure of Fund Expenses............................................. 158
   Disclosure of Portfolio Holdings........................................ 160
   Schedule of Investments
       DFA International Value Portfolio................................... 161
   Statement of Assets and Liabilities..................................... 162
   Statement of Operations................................................. 163
   Statements of Changes in Net Assets..................................... 164
   Financial Highlights.................................................... 165
   Notes to Financial Statements........................................... 167
   Report of Independent Registered Public Accounting Firm................. 173
THE DFA INVESTMENT TRUST COMPANY
   Performance Charts...................................................... 174
   Management's Discussion and Analysis.................................... 178

TABLE OF CONTENTS

CONTINUED

                                                                            PAGE
                                                                            ----
   Disclosure of Fund Expenses............................................. 182
   Disclosure of Portfolio Holdings........................................ 184
   Summary Schedules of Portfolio Holdings
       The DFA International Value Series.................................. 186
       The Japanese Small Company Series................................... 190
       The Asia Pacific Small Company Series............................... 193
       The United Kingdom Small Company Series............................. 195
       The Continental Small Company Series................................ 198
       The Canadian Small Company Series................................... 202
       The Emerging Markets Series......................................... 205
       The Emerging Markets Small Cap Series............................... 210
   Statements of Assets and Liabilities.................................... 214
   Statements of Operations................................................ 216
   Statements of Changes in Net Assets..................................... 218
   Financial Highlights.................................................... 221
   Notes to Financial Statements........................................... 225
   Report of Independent Registered Public Accounting Firm................. 238
DIMENSIONAL EMERGING MARKETS VALUE FUND
   Performance Charts...................................................... 239
   Management's Discussion and Analysis.................................... 240
   Disclosure of Fund Expenses............................................. 242
   Disclosure of Portfolio Holdings........................................ 244
   Summary Schedule of Portfolio Holdings
       Dimensional Emerging Markets Value Fund............................. 245
   Statement of Assets and Liabilities..................................... 250
   Statement of Operations................................................. 251
   Statements of Changes in Net Assets..................................... 252
   Financial Highlights.................................................... 253
   Notes to Financial Statements........................................... 254
   Report of Independent Registered Public Accounting Firm................. 263
FUND MANAGEMENT............................................................ 264
   Board of Directors or Trustees Table.................................... 265
VOTING PROXIES ON FUND PORTFOLIO SECURITIES................................ 272
NOTICE TO SHAREHOLDERS..................................................... 273

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
  ADR                          American Depositary Receipt
  P.L.C.                       Public Limited Company
  SA                           Special Assessment
  REIT                         Real Estate Investment Trust
  GDR                          Global Depositary Receipt
  AUD                          Australian Dollars
  CAD                          Canadian Dollars
  CHF                          Swiss Franc
  DKK                          Danish Krone
  EUR                          Euro
  GBP                          British Pounds
  HKD                          Hong Kong Dollar
  ILS                          Israeli New Shekel
  JPY                          Japanese Yen
  NOK                          Norwegian Krone
  NZD                          New Zealand Dollars
  SEK                          Swedish Krona
  SGD                          Singapore Dollars

Investment Footnotes

  (double right angle quote)  Securities that have generally been fair value factored. See Note B to Financial Statements.
  ++                          Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other
                              Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/
                              or Non-Income Producing Securities.
  #                           Total or Partial Securities on Loan.
  +                           See Note B to Financial Statements.
  @                           Security purchased with cash proceeds from Securities on Loan.
  (S)                         Affiliated Fund.
   *                          Non-Income Producing Securities.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

FINANCIAL HIGHLIGHTS
--------------------
  **   The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net
       Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
  (A)  Computed using average shares outstanding.
  (B)  Non-Annualized
  (C)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
       Master Fund(s) and/or Underlying Fund(s).
  (D)  Annualized
  (E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  --   Amounts designated as -- are either zero or rounded to zero.
  SEC  Securities and Exchange Commission
  (a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                           [CHART]

                        Large Cap International         MSCI World ex USA
                                Portfolio             Index (net dividends)
                       -------------------------      ---------------------
      10/31/2009                $10,000                      $10,000
      11/30/2009                 10,372                       10,247
      12/31/2009                 10,495                       10,411
       1/31/2010                  9,952                        9,923
       2/28/2010                 10,019                        9,913
       3/31/2010                 10,650                       10,551
       4/30/2010                 10,443                       10,394
       5/31/2010                  9,304                        9,247
       6/30/2010                  9,153                        9,113
       7/31/2010                 10,098                        9,955
       8/31/2010                  9,751                        9,658
       9/30/2010                 10,710                       10,584
      10/31/2010                 11,099                       10,961
      11/30/2010                 10,613                       10,497
      12/31/2010                 11,466                       11,342
       1/31/2011                 11,725                       11,586
       2/28/2011                 12,186                       12,016
       3/31/2011                 11,906                       11,775
       4/30/2011                 12,588                       12,417
       5/31/2011                 12,230                       12,049
       6/30/2011                 12,057                       11,877
       7/31/2011                 11,810                       11,681
       8/31/2011                 10,820                       10,694
       9/30/2011                  9,629                        9,620
      10/31/2011                 10,560                       10,555
      11/30/2011                 10,295                       10,067
      12/31/2011                 10,058                        9,958
       1/31/2012                 10,665                       10,495
       2/29/2012                 11,183                       11,072
       3/31/2012                 11,163                       10,990
       4/30/2012                 10,948                       10,804
       5/31/2012                  9,737                        9,572
       6/30/2012                 10,382                       10,199
       7/31/2012                 10,412                       10,326
       8/31/2012                 10,764                       10,621
       9/30/2012                 11,085                       10,943
      10/31/2012                 11,182                       11,020
      11/30/2012                 11,408                       11,252
      12/31/2012                 11,843                       11,592
       1/31/2013                 12,323                       12,162
       2/28/2013                 12,157                       12,041
       3/31/2013                 12,323                       12,136
       4/30/2013                 12,853                       12,689
       5/31/2013                 12,514                       12,405
       6/30/2013                 12,147                       11,940
       7/31/2013                 12,816                       12,575
       8/31/2013                 12,629                       12,413
       9/30/2013                 13,521                       13,291
      10/31/2013                 13,961                       13,737
      11/30/2013                 14,036                       13,821
      12/31/2013                 14,294                       14,029
       1/31/2014                 13,655                       13,463
       2/28/2014                 14,459                       14,197
       3/31/2014                 14,418                       14,134
       4/30/2014                 14,654                       14,357
       5/31/2014                 14,858                       14,579
       6/30/2014                 15,064                       14,786
       7/31/2014                 14,715                       14,522
       8/31/2014                 14,779                       14,534
       9/30/2014                 14,150                       13,937
      10/31/2014                 14,026                       13,715
      11/30/2014                 14,065                       13,884
      12/31/2014                 13,546                       13,422
       1/31/2015                 13,546                       13,375
       2/28/2015                 14,369                       14,174
       3/31/2015                 14,117                       13,937
       4/30/2015                 14,753                       14,540
       5/31/2015                 14,700                       14,414
       6/30/2015                 14,286                       14,005
       7/31/2015                 14,399                       14,227
       8/31/2015                 13,383                       13,190
       9/30/2015                 12,757                       12,524
      10/31/2015                 13,592                       13,467
      11/30/2015                 13,465                       13,252
      12/31/2015                 13,158                       13,015
       1/31/2016                 12,432                       12,119
       2/29/2016                 12,082                       11,949
       3/31/2016                 12,925                       12,761
       4/30/2016                 13,270                       13,171
       5/31/2016                 13,195                       13,022
       6/30/2016                 12,886                       12,626
       7/31/2016                 13,427                       13,248
       8/31/2016                 13,502                       13,260
       9/30/2016                 13,684                       13,421
      10/31/2016                 13,416                       13,160
      11/30/2016                 13,230                       12,949
      12/31/2016                 13,573                       13,372
       1/31/2017                 14,065                       13,770
       2/28/2017                 14,189                       13,929
       3/31/2017                 14,584                       14,283
       4/30/2017                 14,917                       14,586
       5/31/2017                 15,390                       15,073
       6/30/2017                 15,471                       15,087
       7/31/2017                 15,921                       15,536
       8/31/2017                 15,956                       15,532
       9/30/2017                 16,345                       15,935
      10/31/2017                 16,607                       16,153
      11/30/2017                 16,748                       16,316
      12/31/2017                 17,017                       16,609
       1/31/2018                 17,856                       17,383
       2/28/2018                 16,945                       16,557
       3/31/2018                 16,848                       16,271
       4/30/2018                 17,119                       16,644
       5/31/2018                 16,855                       16,329
       6/30/2018                 16,618                       16,150
       7/31/2018                 17,058                       16,546
       8/31/2018                 16,711                       16,233
       9/30/2018                 16,849                       16,360
      10/31/2018                 15,449                       15,060
      11/30/2018                 15,470                       15,047
      12/31/2018                 14,610                       14,269
       1/31/2019                 15,706                       15,287
       2/28/2019                 16,065                       15,680
       3/31/2019                 16,142                       15,760
       4/30/2019                 16,656                       16,206           Past performance is not
       5/31/2019                 15,717                       15,440           predictive of future
       6/30/2019                 16,671                       16,357           performance.
       7/31/2019                 16,329                       16,160
       8/31/2019                 16,009                       15,763           The returns shown do not
       9/30/2019                 16,506                       16,205           reflect the deduction of
      10/31/2019                 17,052                       16,729           taxes that a shareholder
                                                                               would pay on fund
                                                                               distributions or the
                AVERAGE ANNUAL         ONE        FIVE        TEN              redemption of fund shares.
                TOTAL RETURN           YEAR       YEARS      YEARS
                --------------------------------------------------------       MSCI data copyright MSCI
                                      10.38%      3.98%      5.48%             2019, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                           [CHART]


                      International Core Equity              MSCI World ex USA
                              Portfolio                    Index (net dividends)
                      -------------------------           ----------------------
      10/31/2009               $10,000                           $10,000
      11/30/2009                10,266                            10,247
      12/31/2009                10,388                            10,411
       1/31/2010                 9,948                             9,923
       2/28/2010                 9,958                             9,913
       3/31/2010                10,701                            10,551
       4/30/2010                10,650                            10,394
       5/31/2010                 9,398                             9,247
       6/30/2010                 9,242                             9,113
       7/31/2010                10,219                             9,955
       8/31/2010                 9,803                             9,658
       9/30/2010                10,851                            10,584
      10/31/2010                11,248                            10,961
      11/30/2010                10,799                            10,497
      12/31/2010                11,833                            11,342
       1/31/2011                12,138                            11,586
       2/28/2011                12,548                            12,016
       3/31/2011                12,328                            11,775
       4/30/2011                12,992                            12,417
       5/31/2011                12,591                            12,049
       6/30/2011                12,369                            11,877
       7/31/2011                12,091                            11,681
       8/31/2011                11,023                            10,694
       9/30/2011                 9,738                             9,620
      10/31/2011                10,630                            10,555
      11/30/2011                10,308                            10,067
      12/31/2011                10,045                             9,958
       1/31/2012                10,782                            10,495
       2/29/2012                11,336                            11,072
       3/31/2012                11,335                            10,990
       4/30/2012                11,085                            10,804
       5/31/2012                 9,759                             9,572
       6/30/2012                10,357                            10,199
       7/31/2012                10,346                            10,326
       8/31/2012                10,711                            10,621
       9/30/2012                11,091                            10,943
      10/31/2012                11,213                            11,020
      11/30/2012                11,402                            11,252
      12/31/2012                11,927                            11,592
       1/31/2013                12,442                            12,162
       2/28/2013                12,308                            12,041
       3/31/2013                12,456                            12,136
       4/30/2013                12,938                            12,689
       5/31/2013                12,647                            12,405
       6/30/2013                12,260                            11,940
       7/31/2013                13,022                            12,575
       8/31/2013                12,886                            12,413
       9/30/2013                13,872                            13,291
      10/31/2013                14,351                            13,737
      11/30/2013                14,420                            13,821
      12/31/2013                14,722                            14,029
       1/31/2014                14,228                            13,463
       2/28/2014                15,067                            14,197
       3/31/2014                15,035                            14,134
       4/30/2014                15,208                            14,357
       5/31/2014                15,370                            14,579
       6/30/2014                15,610                            14,786
       7/31/2014                15,189                            14,522
       8/31/2014                15,247                            14,534
       9/30/2014                14,484                            13,937
      10/31/2014                14,272                            13,715
      11/30/2014                14,237                            13,884
      12/31/2014                13,841                            13,422
       1/31/2015                13,794                            13,375
       2/28/2015                14,681                            14,174
       3/31/2015                14,412                            13,937
       4/30/2015                15,123                            14,540
       5/31/2015                15,146                            14,414
       6/30/2015                14,787                            14,005
       7/31/2015                14,799                            14,227
       8/31/2015                13,886                            13,190
       9/30/2015                13,284                            12,524
      10/31/2015                14,115                            13,467
      11/30/2015                14,055                            13,252
      12/31/2015                13,812                            13,015
       1/31/2016                12,963                            12,119
       2/29/2016                12,696                            11,949
       3/31/2016                13,687                            12,761
       4/30/2016                14,077                            13,171
       5/31/2016                14,028                            13,022
       6/30/2016                13,561                            12,626
       7/31/2016                14,252                            13,248
       8/31/2016                14,327                            13,260
       9/30/2016                14,604                            13,421
      10/31/2016                14,344                            13,160
      11/30/2016                14,171                            12,949
      12/31/2016                14,550                            13,372
       1/31/2017                15,136                            13,770
       2/28/2017                15,273                            13,929
       3/31/2017                15,645                            14,283
       4/30/2017                16,057                            14,586
       5/31/2017                16,507                            15,073
       6/30/2017                16,643                            15,087
       7/31/2017                17,237                            15,536
       8/31/2017                17,313                            15,532
       9/30/2017                17,796                            15,935
      10/31/2017                18,076                            16,153
      11/30/2017                18,228                            16,316
      12/31/2017                18,632                            16,609
       1/31/2018                19,567                            17,383
       2/28/2018                18,606                            16,557
       3/31/2018                18,452                            16,271
       4/30/2018                18,721                            16,644
       5/31/2018                18,439                            16,329
       6/30/2018                18,084                            16,150
       7/31/2018                18,447                            16,546
       8/31/2018                18,032                            16,233
       9/30/2018                18,129                            16,360
      10/31/2018                16,486                            15,060
      11/30/2018                16,382                            15,047
      12/31/2018                15,390                            14,269
       1/31/2019                16,626                            15,287
       2/28/2019                16,968                            15,680
       3/31/2019                16,939                            15,760
       4/30/2019                17,506                            16,206
       5/31/2019                16,372                            15,440
       6/30/2019                17,353                            16,357
       7/31/2019                16,979                            16,160
       8/31/2019                16,564                            15,763            The returns shown do not
       9/30/2019                17,119                            16,205            reflect the deduction of
      10/31/2019                17,751                            16,729            taxes that a shareholder
                                                                                    would pay on fund
                                                                                    distributions or the
                 AVERAGE ANNUAL         ONE         FIVE         TEN                redemption of fund shares.
                 TOTAL RETURN           YEAR        YEARS       YEARS
                 -----------------------------------------------------------        MSCI data copyright MSCI
                                        7.67%       4.46%       5.91%               2019, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
GLOBAL SMALL COMPANY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD SMALL CAP INDEX (NET DIVIDENDS)
JANUARY 18, 2017-OCTOBER 31, 2019

                                      [CHART]


                     Global Small           MSCI All Country World
                  Company Portfolio    Small Cap Index (net dividends)
                 ------------------    -------------------------------
   1/18/2017          $10,000                      $10,000
   1/31/2017           10,100                       10,072
   2/28/2017           10,280                       10,318
   3/31/2017           10,400                       10,415
   4/30/2017           10,570                       10,614
   5/31/2017           10,550                       10,682
   6/30/2017           10,740                       10,839
   7/31/2017           10,970                       11,100
   8/31/2017           10,890                       11,119
   9/30/2017           11,380                       11,508
  10/31/2017           11,530                       11,701
  11/30/2017           11,770                       11,951
  12/31/2017           11,921                       12,160
   1/31/2018           12,360                       12,622
   2/28/2018           11,819                       12,116
   3/31/2018           11,839                       12,103
   4/30/2018           11,910                       12,200
   5/31/2018           12,155                       12,459
   6/30/2018           12,023                       12,338
   7/31/2018           12,227                       12,488
   8/31/2018           12,360                       12,710
   9/30/2018           12,125                       12,506
  10/31/2018           10,951                       11,259
  11/30/2018           11,033                       11,381
  12/31/2018           10,018                       10,410
   1/31/2019           10,947                       11,430
   2/28/2019           11,328                       11,831
   3/31/2019           11,132                       11,774
   4/30/2019           11,535                       12,108
   5/31/2019           10,658                       11,336
   6/30/2019           11,349                       11,973                Past performance is not predictive
   7/31/2019           11,287                       12,016                of future performance.
   8/31/2019           10,761                       11,587
   9/30/2019           11,101                       11,824                The returns shown do not reflect
  10/31/2019           11,421                       12,164                the deduction of taxes that a
                                                                          shareholder would pay on fund
                                                                          distributions or the redemption of
            AVERAGE ANNUAL               ONE          SINCE               fund shares.
            TOTAL RETURN                 YEAR       INCEPTION
            -------------------------------------------------------       MSCI data copyright MSCI 2019,
                                         4.29%        4.89%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                    [CHART]

                   International Small         MSCI World ex USA Small Cap
                    Company Portfolio             Index (net dividends)
                   ---------------------      ---------------------------
  10/31/2009             $10,000                       $10,000
  11/30/2009              10,136                        10,078
  12/31/2009              10,234                        10,205
   1/31/2010              10,076                        10,071
   2/28/2010              10,062                        10,013
   3/31/2010              10,780                        10,758
   4/30/2010              10,946                        10,970
   5/31/2010               9,650                         9,652
   6/30/2010               9,628                         9,562
   7/31/2010              10,508                        10,382
   8/31/2010              10,195                        10,112
   9/30/2010              11,316                        11,259
  10/31/2010              11,761                        11,723
  11/30/2010              11,433                        11,416
  12/31/2010              12,681                        12,707
   1/31/2011              12,836                        12,773
   2/28/2011              13,228                        13,136
   3/31/2011              13,207                        13,124
   4/30/2011              13,835                        13,775
   5/31/2011              13,451                        13,394
   6/30/2011              13,178                        13,104
   7/31/2011              13,051                        13,032
   8/31/2011              12,028                        12,003
   9/30/2011              10,606                        10,625
  10/31/2011              11,417                        11,487
  11/30/2011              11,057                        10,910
  12/31/2011              10,735                        10,698
   1/31/2012              11,650                        11,582
   2/29/2012              12,240                        12,238
   3/31/2012              12,287                        12,156
   4/30/2012              12,140                        12,093
   5/31/2012              10,727                        10,672
   6/30/2012              11,146                        11,040
   7/31/2012              11,115                        11,126
   8/31/2012              11,501                        11,445
   9/30/2012              11,980                        11,987
  10/31/2012              12,059                        12,046
  11/30/2012              12,162                        12,108
  12/31/2012              12,759                        12,568
   1/31/2013              13,320                        13,173
   2/28/2013              13,312                        13,219
   3/31/2013              13,554                        13,477
   4/30/2013              13,914                        13,868
   5/31/2013              13,610                        13,543
   6/30/2013              13,249                        13,008
   7/31/2013              14,126                        13,820
   8/31/2013              14,077                        13,796
   9/30/2013              15,237                        14,954
  10/31/2013              15,756                        15,396
  11/30/2013              15,829                        15,416
  12/31/2013              16,261                        15,779
   1/31/2014              15,973                        15,506
   2/28/2014              16,972                        16,385
   3/31/2014              16,947                        16,324
   4/30/2014              16,955                        16,273
   5/31/2014              17,065                        16,477
   6/30/2014              17,381                        16,851
   7/31/2014              16,828                        16,415
   8/31/2014              16,938                        16,455
   9/30/2014              15,909                        15,458
  10/31/2014              15,584                        15,067
  11/30/2014              15,430                        15,052
  12/31/2014              15,236                        14,936
   1/31/2015              15,111                        14,803
   2/28/2015              16,080                        15,750
   3/31/2015              15,829                        15,538
   4/30/2015              16,717                        16,328
   5/31/2015              16,914                        16,426
   6/30/2015              16,657                        16,184
   7/31/2015              16,549                        16,160
   8/31/2015              15,855                        15,440
   9/30/2015              15,328                        14,885
  10/31/2015              16,098                        15,768
  11/30/2015              16,116                        15,734
  12/31/2015              16,137                        15,751
   1/31/2016              15,087                        14,552
   2/29/2016              14,993                        14,630
   3/31/2016              16,199                        15,846
   4/30/2016              16,576                        16,346
   5/31/2016              16,670                        16,367
   6/30/2016              16,016                        15,643
   7/31/2016              16,940                        16,572
   8/31/2016              16,930                        16,433
   9/30/2016              17,430                        16,894
  10/31/2016              16,972                        16,393
  11/30/2016              16,666                        15,988
  12/31/2016              17,073                        16,431
   1/31/2017              17,785                        17,022
   2/28/2017              18,072                        17,349
   3/31/2017              18,507                        17,681
   4/30/2017              19,110                        18,307
   5/31/2017              19,673                        18,908
   6/30/2017              19,871                        18,969
   7/31/2017              20,567                        19,637
   8/31/2017              20,676                        19,802
   9/30/2017              21,257                        20,345
  10/31/2017              21,477                        20,633
  11/30/2017              21,646                        20,924
  12/31/2017              22,236                        21,530
   1/31/2018              23,313                        22,535
   2/28/2018              22,309                        21,659
   3/31/2018              22,153                        21,422
   4/30/2018              22,341                        21,748
   5/31/2018              22,153                        21,594
   6/30/2018              21,719                        21,221
   7/31/2018              21,928                        21,341
   8/31/2018              21,593                        21,194
   9/30/2018              21,469                        21,040
  10/31/2018              19,427                        19,034
  11/30/2018              19,227                        18,847
  12/31/2018              17,919                        17,639
   1/31/2019              19,336                        19,136
   2/28/2019              19,820                        19,577
   3/31/2019              19,696                        19,567
   4/30/2019              20,382                        20,101
   5/31/2019              19,133                        19,046
   6/30/2019              20,125                        19,912                Past performance is not predictive
   7/31/2019              19,786                        19,823                of future performance.
   8/31/2019              19,300                        19,364
   9/30/2019              19,826                        19,858                The returns shown do not reflect
  10/31/2019              20,678                        20,673                the deduction of taxes that a
                                                                              shareholder would pay on fund
                                                                              distributions or the redemption of
            AVERAGE ANNUAL        ONE         FIVE         TEN                fund shares.
            TOTAL RETURN          YEAR        YEARS       YEARS
            ----------------------------------------------------------        MSCI data copyright MSCI 2019,
                                  6.44%       5.82%       7.54%               all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                      [CHART]

                    Japanese Small Company          MSCI Japan Small Cap
                           Portfolio                Index (net dividends)
                -------------------------------     ---------------------
  10/31/2009                $10,000                       $10,000
  11/30/2009                  9,595                         9,643
  12/31/2009                  9,555                         9,462
   1/31/2010                  9,682                         9,667
   2/28/2010                  9,865                         9,850
   3/31/2010                 10,366                        10,298
   4/30/2010                 10,668                        10,577
   5/31/2010                  9,775                         9,844
   6/30/2010                  9,926                         9,887
   7/31/2010                 10,096                        10,007
   8/31/2010                  9,819                         9,795
   9/30/2010                 10,253                        10,196
  10/31/2010                 10,033                        10,112
  11/30/2010                 10,281                        10,309
  12/31/2010                 11,227                        11,349
   1/31/2011                 11,478                        11,484
   2/28/2011                 12,006                        11,946
   3/31/2011                 11,256                        11,209
   4/30/2011                 11,199                        11,219
   5/31/2011                 11,013                        11,052
   6/30/2011                 11,561                        11,464
   7/31/2011                 11,979                        11,940
   8/31/2011                 11,655                        11,452
   9/30/2011                 11,591                        11,462
  10/31/2011                 10,993                        11,039
  11/30/2011                 11,173                        10,740
  12/31/2011                 11,114                        10,908
   1/31/2012                 11,812                        11,356
   2/29/2012                 11,827                        11,479
   3/31/2012                 12,161                        11,786
   4/30/2012                 11,907                        11,615
   5/31/2012                 10,910                        10,650
   6/30/2012                 11,488                        11,105
   7/31/2012                 11,099                        10,931
   8/31/2012                 11,099                        10,869
   9/30/2012                 11,257                        11,169
  10/31/2012                 11,015                        10,928
  11/30/2012                 11,169                        11,003
  12/31/2012                 11,577                        11,345
   1/31/2013                 11,940                        11,770
   2/28/2013                 12,229                        12,169
   3/31/2013                 13,163                        13,152
   4/30/2013                 13,859                        14,017
   5/31/2013                 12,725                        12,906
   6/30/2013                 12,837                        12,871
   7/31/2013                 13,140                        13,081
   8/31/2013                 12,844                        12,904
   9/30/2013                 14,289                        14,373
  10/31/2013                 14,326                        14,314
  11/30/2013                 14,215                        14,219
  12/31/2013                 14,316                        14,334
   1/31/2014                 14,163                        14,292
   2/28/2014                 14,102                        13,975
   3/31/2014                 14,171                        14,011
   4/30/2014                 13,957                        13,751
   5/31/2014                 14,316                        14,201
   6/30/2014                 15,323                        15,207
   7/31/2014                 15,224                        15,289
   8/31/2014                 15,369                        15,179
   9/30/2014                 14,888                        14,672
  10/31/2014                 14,613                        14,279
  11/30/2014                 14,064                        14,118
  12/31/2014                 14,182                        14,266
   1/31/2015                 14,523                        14,745
   2/28/2015                 15,121                        15,276
   3/31/2015                 15,307                        15,571
   4/30/2015                 15,679                        15,862
   5/31/2015                 15,835                        16,050
   6/30/2015                 16,160                        16,284
   7/31/2015                 16,060                        16,221
   8/31/2015                 15,563                        15,666
   9/30/2015                 15,090                        15,103
  10/31/2015                 15,873                        16,111
  11/30/2015                 16,222                        16,317
  12/31/2015                 16,166                        16,452
   1/31/2016                 15,348                        15,404
   2/29/2016                 14,805                        15,245
   3/31/2016                 15,773                        16,196
   4/30/2016                 15,970                        16,901
   5/31/2016                 16,371                        16,905
   6/30/2016                 16,292                        16,805
   7/31/2016                 17,165                        17,706
   8/31/2016                 16,764                        17,079
   9/30/2016                 17,771                        18,000
  10/31/2016                 18,102                        18,240
  11/30/2016                 17,519                        17,382
  12/31/2016                 17,647                        17,697
   1/31/2017                 18,417                        18,365
   2/28/2017                 19,043                        18,929
   3/31/2017                 19,131                        18,895
   4/30/2017                 19,348                        19,218
   5/31/2017                 20,069                        19,925
   6/30/2017                 20,519                        20,112
   7/31/2017                 21,160                        20,648
   8/31/2017                 21,618                        21,033
   9/30/2017                 22,099                        21,366
  10/31/2017                 22,909                        22,098
  11/30/2017                 23,479                        22,875
  12/31/2017                 23,944                        23,228
   1/31/2018                 25,086                        24,214
   2/28/2018                 24,527                        23,921
   3/31/2018                 24,354                        23,715
   4/30/2018                 24,305                        23,747
   5/31/2018                 23,976                        23,694
   6/30/2018                 23,336                        22,968
   7/31/2018                 23,319                        22,769
   8/31/2018                 22,982                        22,623
   9/30/2018                 23,368                        22,938
  10/31/2018                 21,117                        20,769
  11/30/2018                 21,528                        21,333
  12/31/2018                 19,271                        19,514
   1/31/2019                 20,286                        20,582
   2/28/2019                 20,621                        20,814
   3/31/2019                 20,445                        20,901
   4/30/2019                 20,780                        21,084
   5/31/2019                 19,669                        20,225
   6/30/2019                 20,445                        20,718            Past performance is not predictive
   7/31/2019                 20,454                        20,985            of future performance.
   8/31/2019                 19,924                        20,782
   9/30/2019                 20,807                        21,536            The returns shown do not reflect
  10/31/2019                 21,963                        22,702            the deduction of taxes that a
                                                                             shareholder would pay on fund
                                                                             distributions or the redemption of
            AVERAGE ANNUAL        ONE         FIVE         TEN               fund shares.
            TOTAL RETURN          YEAR        YEARS       YEARS
            ----------------------------------------------------------       MSCI data copyright MSCI 2019,
                                  4.01%       8.49%       8.19%              all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]

                      Asia Pacific Small       MSCI Pacific ex Japan Small Cap
                       Company Portfolio           Index (net dividends)
                -----------------------------  -------------------------------
  10/31/2009                $10,000                       $10,000
  11/30/2009                 10,466                        10,288
  12/31/2009                 10,740                        10,699
   1/31/2010                 10,155                        10,015
   2/28/2010                 10,332                        10,140
   3/31/2010                 11,182                        10,976
   4/30/2010                 11,329                        11,283
   5/31/2010                  9,759                         9,579
   6/30/2010                  9,637                         9,524
   7/31/2010                 10,703                        10,494
   8/31/2010                 10,688                        10,470
   9/30/2010                 12,310                        12,042
  10/31/2010                 12,835                        12,577
  11/30/2010                 12,660                        12,409
  12/31/2010                 13,899                        13,661
   1/31/2011                 13,598                        13,264
   2/28/2011                 13,681                        13,336
   3/31/2011                 13,968                        13,746
   4/30/2011                 14,555                        14,302
   5/31/2011                 14,124                        13,974
   6/30/2011                 13,644                        13,478
   7/31/2011                 13,864                        13,676
   8/31/2011                 12,894                        12,725
   9/30/2011                 10,487                        10,411
  10/31/2011                 12,118                        12,117
  11/30/2011                 11,792                        11,291
  12/31/2011                 11,101                        10,929
   1/31/2012                 12,246                        12,064
   2/29/2012                 13,171                        13,002
   3/31/2012                 12,974                        12,595
   4/30/2012                 12,920                        12,663
   5/31/2012                 11,306                        11,019
   6/30/2012                 11,540                        11,173
   7/31/2012                 11,707                        11,541
   8/31/2012                 12,096                        11,725
   9/30/2012                 12,691                        12,349
  10/31/2012                 12,977                        12,603
  11/30/2012                 13,155                        12,728
  12/31/2012                 13,768                        13,047
   1/31/2013                 14,455                        13,739
   2/28/2013                 14,513                        13,902
   3/31/2013                 14,577                        13,937
   4/30/2013                 14,328                        13,826
   5/31/2013                 13,260                        12,809
   6/30/2013                 12,324                        11,713
   7/31/2013                 12,925                        12,181
   8/31/2013                 13,023                        12,287
   9/30/2013                 13,936                        13,232
  10/31/2013                 14,334                        13,464
  11/30/2013                 13,826                        12,895
  12/31/2013                 13,995                        12,957
   1/31/2014                 13,333                        12,356
   2/28/2014                 14,098                        13,021
   3/31/2014                 14,302                        13,261
   4/30/2014                 14,333                        13,348
   5/31/2014                 14,345                        13,457
   6/30/2014                 14,447                        13,530
   7/31/2014                 14,748                        13,825
   8/31/2014                 14,977                        13,931
   9/30/2014                 13,592                        12,651
  10/31/2014                 13,784                        12,801
  11/30/2014                 13,236                        12,395
  12/31/2014                 12,847                        12,084
   1/31/2015                 12,542                        11,846
   2/28/2015                 13,152                        12,421
   3/31/2015                 12,961                        12,197
   4/30/2015                 14,003                        12,897
   5/31/2015                 14,155                        12,834
   6/30/2015                 13,152                        11,910
   7/31/2015                 12,511                        11,372
   8/31/2015                 11,437                        10,312
   9/30/2015                 11,272                        10,099
  10/31/2015                 12,104                        10,923
  11/30/2015                 12,060                        10,832
  12/31/2015                 12,390                        11,016
   1/31/2016                 11,491                        10,059
   2/29/2016                 11,656                        10,305
   3/31/2016                 13,045                        11,494
   4/30/2016                 13,217                        11,701
   5/31/2016                 13,071                        11,506
   6/30/2016                 13,283                        11,584
   7/31/2016                 14,195                        12,441
   8/31/2016                 14,089                        12,348
   9/30/2016                 14,506                        12,606
  10/31/2016                 14,063                        12,076
  11/30/2016                 13,785                        11,883
  12/31/2016                 13,629                        11,841
   1/31/2017                 14,247                        12,222
   2/28/2017                 14,645                        12,572
   3/31/2017                 14,892                        12,757
   4/30/2017                 14,741                        12,705
   5/31/2017                 14,720                        12,784
   6/30/2017                 15,269                        13,179
   7/31/2017                 15,749                        13,502
   8/31/2017                 15,914                        13,656
   9/30/2017                 15,914                        13,740
  10/31/2017                 16,271                        14,099
  11/30/2017                 16,463                        14,365
  12/31/2017                 17,058                        14,918
   1/31/2018                 17,773                        15,569
   2/28/2018                 17,187                        15,086
   3/31/2018                 16,944                        14,646
   4/30/2018                 16,887                        14,719
   5/31/2018                 17,173                        14,789
   6/30/2018                 16,665                        14,364
   7/31/2018                 16,708                        14,394
   8/31/2018                 16,329                        14,158
   9/30/2018                 16,322                        14,139
  10/31/2018                 14,886                        12,830
  11/30/2018                 15,257                        13,186
  12/31/2018                 14,419                        12,509
   1/31/2019                 15,461                        13,575
   2/28/2019                 16,008                        13,982
   3/31/2019                 16,038                        14,069
   4/30/2019                 16,311                        14,262
   5/31/2019                 15,520                        13,730
   6/30/2019                 15,934                        14,354                 Past performance is not predictive
   7/31/2019                 15,912                        14,536                 of future performance.
   8/31/2019                 14,922                        13,815
   9/30/2019                 15,306                        14,058                 The returns shown do not reflect
  10/31/2019                 15,602                        14,256                 the deduction of taxes that a
                                                                                  shareholder would pay on fund
                                                                                  distributions or the redemption of
             AVERAGE ANNUAL         ONE          FIVE          TEN                fund shares.
             TOTAL RETURN           YEAR         YEARS        YEARS
             -------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    4.81%        2.51%        4.55%               all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UNITED KINGDOM SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                    [CHART]

                  United Kingdom Small Company        MSCI UK Small Cap
                          Portfolio                 Index (net dividends)
                ------------------------------     -----------------------
  10/31/2009               $10,000                         $10,000
  11/30/2009                 9,965                           9,896
  12/31/2009                10,170                          10,140
   1/31/2010                10,068                          10,093
   2/28/2010                 9,722                           9,641
   3/31/2010                10,532                          10,491
   4/30/2010                10,915                          10,910
   5/31/2010                 9,676                           9,598
   6/30/2010                 9,859                           9,640
   7/31/2010                11,186                          10,799
   8/31/2010                10,769                          10,506
   9/30/2010                11,916                          11,664
  10/31/2010                12,537                          12,161
  11/30/2010                11,916                          11,654
  12/31/2010                13,127                          12,874
   1/31/2011                13,315                          12,998
   2/28/2011                13,712                          13,341
   3/31/2011                13,450                          13,111
   4/30/2011                14,638                          14,313
   5/31/2011                14,544                          14,131
   6/30/2011                14,079                          13,655
   7/31/2011                13,979                          13,618
   8/31/2011                12,580                          12,229
   9/30/2011                11,307                          10,939
  10/31/2011                12,501                          12,134
  11/30/2011                12,117                          11,663
  12/31/2011                11,736                          11,274
   1/31/2012                12,768                          12,418
   2/29/2012                13,811                          13,571
   3/31/2012                14,102                          13,616
   4/30/2012                14,341                          13,847
   5/31/2012                12,721                          12,132
   6/30/2012                13,340                          12,709
   7/31/2012                13,560                          12,941
   8/31/2012                14,298                          13,626
   9/30/2012                15,029                          14,353
  10/31/2012                15,355                          14,650
  11/30/2012                15,449                          14,655
  12/31/2012                16,292                          15,330
   1/31/2013                16,577                          15,733
   2/28/2013                16,723                          15,822
   3/31/2013                17,217                          16,248
   4/30/2013                17,648                          16,654
   5/31/2013                17,804                          16,879
   6/30/2013                17,412                          16,270
   7/31/2013                18,877                          17,625
   8/31/2013                19,008                          17,867
   9/30/2013                20,286                          19,208
  10/31/2013                21,007                          19,884
  11/30/2013                21,479                          20,352
  12/31/2013                22,657                          21,335
   1/31/2014                22,115                          20,882
   2/28/2014                24,091                          22,907
   3/31/2014                23,345                          22,080
   4/30/2014                22,955                          21,552
   5/31/2014                22,925                          21,594
   6/30/2014                22,899                          21,543
   7/31/2014                22,179                          20,934
   8/31/2014                22,507                          21,154
   9/30/2014                21,221                          19,913
  10/31/2014                21,162                          19,786
  11/30/2014                20,997                          19,793
  12/31/2014                21,329                          20,118
   1/31/2015                20,839                          19,570
   2/28/2015                22,791                          21,503
   3/31/2015                21,600                          20,513
   4/30/2015                22,959                          21,829
   5/31/2015                24,105                          22,830
   6/30/2015                24,033                          22,858
   7/31/2015                24,079                          23,022
   8/31/2015                23,055                          22,116
   9/30/2015                22,355                          21,301
  10/31/2015                23,157                          22,244
  11/30/2015                23,118                          22,064
  12/31/2015                22,860                          21,828
   1/31/2016                21,044                          19,709
   2/29/2016                20,662                          19,503
   3/31/2016                21,895                          20,878
   4/30/2016                22,000                          21,158
   5/31/2016                22,346                          21,768
   6/30/2016                19,523                          18,674
   7/31/2016                20,577                          19,748
   8/31/2016                21,011                          20,078
   9/30/2016                21,031                          20,249
  10/31/2016                19,405                          18,710
  11/30/2016                19,861                          19,129
  12/31/2016                20,241                          19,546
   1/31/2017                20,883                          19,993
   2/28/2017                21,193                          20,461
   3/31/2017                21,732                          20,788
   4/30/2017                23,372                          22,455
   5/31/2017                23,621                          22,908
   6/30/2017                23,144                          22,391
   7/31/2017                24,044                          23,368
   8/31/2017                23,602                          23,107
   9/30/2017                24,826                          24,277
  10/31/2017                25,087                          24,721
  11/30/2017                25,056                          24,812
  12/31/2017                25,991                          25,889
   1/31/2018                26,817                          26,818
   2/28/2018                24,973                          25,218
   3/31/2018                25,382                          25,504
   4/30/2018                26,199                          26,414
   5/31/2018                26,141                          26,330
   6/30/2018                25,904                          26,120
   7/31/2018                25,753                          26,034
   8/31/2018                25,351                          25,648
   9/30/2018                25,048                          25,112
  10/31/2018                22,744                          22,780
  11/30/2018                22,111                          21,888
  12/31/2018                20,853                          20,712
   1/31/2019                23,025                          23,020
   2/28/2019                23,942                          23,914
   3/31/2019                23,693                          23,768
   4/30/2019                24,859                          24,920
   5/31/2019                23,052                          23,197            Past performance is not predictive
   6/30/2019                23,766                          23,705            of future performance.
   7/31/2019                22,900                          22,981
   8/31/2019                22,578                          22,380            The returns shown do not reflect
   9/30/2019                23,674                          23,454            the deduction of taxes that a
  10/31/2019                25,050                          24,923            shareholder would pay on fund
                                                                              distributions or the redemption of
            AVERAGE ANNUAL         ONE         FIVE         TEN               fund shares.
            TOTAL RETURN           YEAR        YEARS       YEARS
            -----------------------------------------------------------       MSCI data copyright MSCI 2019,
                                  10.14%       3.43%       9.62%              all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]


                   Continental Small Company           MSCI Europe ex UK
                           Portfolio             Small Cap Index (net dividends)
                   -------------------------    --------------------------------
  10/31/2009                $10,000                         $10,000
  11/30/2009                 10,300                          10,206
  12/31/2009                 10,264                          10,252
   1/31/2010                 10,090                          10,115
   2/28/2010                  9,876                           9,827
   3/31/2010                 10,605                          10,624
   4/30/2010                 10,504                          10,557
   5/31/2010                  9,008                           8,924
   6/30/2010                  8,944                           8,790
   7/31/2010                 10,016                           9,844
   8/31/2010                  9,554                           9,376
   9/30/2010                 10,874                          10,823
  10/31/2010                 11,485                          11,517
  11/30/2010                 10,589                          10,644
  12/31/2010                 11,965                          12,135
   1/31/2011                 12,299                          12,409
   2/28/2011                 12,504                          12,619
   3/31/2011                 12,927                          13,045
   4/30/2011                 13,793                          13,956
   5/31/2011                 13,322                          13,424
   6/30/2011                 12,889                          12,991
   7/31/2011                 12,156                          12,202
   8/31/2011                 10,910                          10,927
   9/30/2011                  9,257                           9,286
  10/31/2011                 10,211                          10,303
  11/30/2011                  9,528                           9,498
  12/31/2011                  9,156                           9,175
   1/31/2012                 10,022                          10,085
   2/29/2012                 10,659                          10,859
   3/31/2012                 10,680                          10,771
   4/30/2012                 10,428                          10,592
   5/31/2012                  9,001                           9,139
   6/30/2012                  9,388                           9,590
   7/31/2012                  9,295                           9,556
   8/31/2012                  9,710                           9,972
   9/30/2012                 10,220                          10,509
  10/31/2012                 10,400                          10,690
  11/30/2012                 10,529                          10,854
  12/31/2012                 11,164                          11,439
   1/31/2013                 12,007                          12,371
   2/28/2013                 11,884                          12,333
   3/31/2013                 11,618                          12,016
   4/30/2013                 12,086                          12,482
   5/31/2013                 12,309                          12,766
   6/30/2013                 11,898                          12,198
   7/31/2013                 12,931                          13,307
   8/31/2013                 12,945                          13,282
   9/30/2013                 14,070                          14,418
  10/31/2013                 14,870                          15,286
  11/30/2013                 15,134                          15,558
  12/31/2013                 15,555                          15,962
   1/31/2014                 15,459                          15,830
   2/28/2014                 16,813                          17,213
   3/31/2014                 16,894                          17,228
   4/30/2014                 17,048                          17,300
   5/31/2014                 17,114                          17,494
   6/30/2014                 16,962                          17,323
   7/31/2014                 15,962                          16,302
   8/31/2014                 15,768                          16,171
   9/30/2014                 14,920                          15,279
  10/31/2014                 14,472                          14,780
  11/30/2014                 14,816                          15,213
  12/31/2014                 14,345                          14,850
   1/31/2015                 14,435                          14,884
   2/28/2015                 15,425                          15,983
   3/31/2015                 15,350                          15,821
   4/30/2015                 16,167                          16,668
   5/31/2015                 16,182                          16,557
   6/30/2015                 15,834                          16,165
   7/31/2015                 16,275                          16,765
   8/31/2015                 15,659                          16,117
   9/30/2015                 15,102                          15,572
  10/31/2015                 15,827                          16,463
  11/30/2015                 15,796                          16,419
  12/31/2015                 15,988                          16,663
   1/31/2016                 14,902                          15,346
   2/29/2016                 14,871                          15,399
   3/31/2016                 16,134                          16,780
   4/30/2016                 16,464                          16,990
   5/31/2016                 16,494                          17,063
   6/30/2016                 15,590                          15,954
   7/31/2016                 16,609                          16,989
   8/31/2016                 16,820                          17,134
   9/30/2016                 17,234                          17,545
  10/31/2016                 16,728                          16,893
  11/30/2016                 16,097                          16,206
  12/31/2016                 16,925                          17,063
   1/31/2017                 17,667                          17,730
   2/28/2017                 17,847                          17,932
   3/31/2017                 18,613                          18,676
   4/30/2017                 19,755                          19,825
   5/31/2017                 20,841                          20,893
   6/30/2017                 20,841                          20,791
   7/31/2017                 21,632                          21,733
   8/31/2017                 21,679                          21,919
   9/30/2017                 22,402                          22,669
  10/31/2017                 22,363                          22,676
  11/30/2017                 22,402                          22,790
  12/31/2017                 22,871                          23,373
   1/31/2018                 24,447                          24,971
   2/28/2018                 23,407                          23,870
   3/31/2018                 23,047                          23,431
   4/30/2018                 23,095                          23,826
   5/31/2018                 22,639                          23,236
   6/30/2018                 22,176                          22,947
   7/31/2018                 22,777                          23,524
   8/31/2018                 22,493                          23,312
   9/30/2018                 22,057                          22,838
  10/31/2018                 19,872                          20,523
  11/30/2018                 19,415                          19,848
  12/31/2018                 18,375                          18,738
   1/31/2019                 19,832                          20,340
   2/28/2019                 20,247                          20,733
   3/31/2019                 20,197                          20,781
   4/30/2019                 21,281                          21,655
   5/31/2019                 19,900                          20,325
   6/30/2019                 21,276                          21,677                 Past performance is not predictive
   7/31/2019                 20,579                          21,230                 of future performance.
   8/31/2019                 20,174                          20,628
   9/30/2019                 20,508                          20,922                 The returns shown do not reflect
  10/31/2019                 21,450                          21,806                 the deduction of taxes that a
                                                                                    shareholder would pay on fund
                                                                                    distributions or the redemption of
             AVERAGE ANNUAL         ONE          FIVE          TEN                  fund shares.
             TOTAL RETURN           YEAR         YEARS        YEARS
             --------------------------------------------------------------         MSCI data copyright MSCI 2019,
                                    7.94%        8.19%        7.93%                 all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------

           DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
           S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
           OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]


                       DFA International
                    Real Estate Securities               S&P Global ex U.S.
                           Portfolio                 REIT Index (net dividends)
                  --------------------------        ----------------------------
  10/31/2009                $10,000                          $10,000
  11/30/2009                 10,115                           10,007
  12/31/2009                 10,276                           10,179
   1/31/2010                  9,892                            9,848
   2/28/2010                  9,935                            9,810
   3/31/2010                 10,276                           10,151
   4/30/2010                 10,361                           10,270
   5/31/2010                  9,274                            9,142
   6/30/2010                  9,295                            9,178
   7/31/2010                 10,382                           10,177
   8/31/2010                 10,404                           10,207
   9/30/2010                 11,406                           11,185
  10/31/2010                 11,896                           11,643
  11/30/2010                 11,150                           10,928
  12/31/2010                 12,135                           11,900
   1/31/2011                 12,183                           11,898
   2/28/2011                 12,691                           12,377
   3/31/2011                 12,715                           12,409
   4/30/2011                 13,513                           13,179
   5/31/2011                 13,441                           13,106
   6/30/2011                 13,344                           12,978
   7/31/2011                 13,126                           12,792
   8/31/2011                 12,594                           12,263
   9/30/2011                 10,975                           10,752
  10/31/2011                 11,845                           11,634
  11/30/2011                 11,603                           11,155
  12/31/2011                 11,194                           10,875
   1/31/2012                 11,961                           11,580
   2/29/2012                 12,370                           12,045
   3/31/2012                 12,523                           12,090
   4/30/2012                 12,779                           12,381
   5/31/2012                 12,038                           11,574
   6/30/2012                 12,830                           12,365
   7/31/2012                 13,418                           13,036
   8/31/2012                 13,622                           13,159
   9/30/2012                 13,929                           13,510
  10/31/2012                 14,491                           14,007
  11/30/2012                 14,594                           14,105
  12/31/2012                 14,935                           14,346
   1/31/2013                 15,166                           14,715
   2/28/2013                 15,281                           14,847
   3/31/2013                 15,888                           15,410
   4/30/2013                 16,726                           16,219
   5/31/2013                 15,195                           14,756
   6/30/2013                 14,646                           14,131
   7/31/2013                 14,704                           14,162
   8/31/2013                 14,155                           13,664
   9/30/2013                 15,368                           14,835
  10/31/2013                 15,830                           15,275
  11/30/2013                 15,339                           14,800
  12/31/2013                 15,274                           14,685
   1/31/2014                 15,000                           14,420
   2/28/2014                 15,882                           15,221
   3/31/2014                 15,852                           15,165
   4/30/2014                 16,521                           15,771
   5/31/2014                 17,008                           16,243
   6/30/2014                 17,373                           16,656
   7/31/2014                 17,343                           16,684
   8/31/2014                 17,647                           16,959
   9/30/2014                 16,491                           15,820
  10/31/2014                 17,130                           16,315
  11/30/2014                 17,191                           16,473
  12/31/2014                 16,970                           16,292
   1/31/2015                 17,618                           16,834
   2/28/2015                 17,909                           17,139
   3/31/2015                 17,423                           16,645
   4/30/2015                 17,812                           17,013
   5/31/2015                 17,326                           16,538
   6/30/2015                 16,937                           16,121
   7/31/2015                 17,067                           16,296
   8/31/2015                 16,128                           15,379
   9/30/2015                 16,257                           15,429
  10/31/2015                 17,067                           16,322
  11/30/2015                 16,549                           15,808
  12/31/2015                 16,355                           15,715
   1/31/2016                 16,091                           15,289
   2/29/2016                 16,421                           15,788
   3/31/2016                 17,773                           17,067
   4/30/2016                 18,367                           17,659
   5/31/2016                 17,872                           17,141
   6/30/2016                 18,103                           17,290
   7/31/2016                 18,927                           18,120
   8/31/2016                 18,466                           17,711
   9/30/2016                 18,466                           17,683
  10/31/2016                 17,246                           16,530
  11/30/2016                 16,421                           15,749
  12/31/2016                 16,860                           16,206
   1/31/2017                 17,075                           16,358
   2/28/2017                 17,398                           16,711
   3/31/2017                 17,577                           16,793
   4/30/2017                 17,900                           17,096
   5/31/2017                 18,187                           17,438
   6/30/2017                 17,936                           17,227
   7/31/2017                 18,545                           17,765
   8/31/2017                 18,545                           17,785
   9/30/2017                 18,330                           17,604
  10/31/2017                 18,187                           17,473
  11/30/2017                 18,832                           18,115
  12/31/2017                 19,453                           18,741
   1/31/2018                 20,089                           19,339
   2/28/2018                 18,967                           18,311
   3/31/2018                 19,303                           18,505
   4/30/2018                 19,565                           18,810
   5/31/2018                 19,378                           18,589
   6/30/2018                 19,229                           18,461
   7/31/2018                 19,490                           18,688
   8/31/2018                 19,191                           18,466
   9/30/2018                 19,004                           18,202
  10/31/2018                 18,144                           17,383
  11/30/2018                 18,406                           17,603
  12/31/2018                 18,111                           17,350
   1/31/2019                 19,815                           19,031
   2/28/2019                 19,696                           18,875
   3/31/2019                 20,251                           19,385
   4/30/2019                 20,172                           19,286
   5/31/2019                 20,013                           19,163                Past performance is not predictive
   6/30/2019                 20,687                           19,897                of future performance.
   7/31/2019                 20,449                           19,784
   8/31/2019                 20,806                           20,058                The returns shown do not reflect
   9/30/2019                 21,321                           20,532                the deduction of taxes that a
  10/31/2019                 22,232                           21,358                shareholder would pay on fund
                                                                                    distributions or the redemption of
                                                                                    fund shares.
             AVERAGE ANNUAL          ONE          FIVE          TEN
             TOTAL RETURN            YEAR         YEARS        YEARS                Copyright 2019 S&P Dow Jones
             ---------------------------------------------------------------        Indices LLC, a division of S&P
                                    22.54%        5.35%        8.32%                Global. All rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
               S&P GLOBAL REIT INDEX (NET DIVIDENDS)
               OCTOBER 31, 2009-OCTOBER 31, 2019

                                      [CHART]


                          DFA Global Real                   S&P Global
                    Estate Securities Portfolio     REIT Index (net dividends)
                    ---------------------------     --------------------------
 10/31/2009                  $10,000                        $10,000
 11/30/2009                   10,415                         10,335
 12/31/2009                   10,869                         10,788
  1/31/2010                   10,377                         10,317
  2/28/2010                   10,710                         10,588
  3/31/2010                   11,456                         11,325
  4/30/2010                   11,932                         11,819
  5/31/2010                   11,043                         10,894
  6/30/2010                   10,726                         10,571
  7/31/2010                   11,868                         11,647
  8/31/2010                   11,805                         11,573
  9/30/2010                   12,582                         12,334
 10/31/2010                   13,138                         12,881
 11/30/2010                   12,630                         12,385
 12/31/2010                   13,455                         13,171
  1/31/2011                   13,744                         13,408
  2/28/2011                   14,338                         13,987
  3/31/2011                   14,236                         13,873
  4/30/2011                   15,086                         14,692
  5/31/2011                   15,171                         14,765
  6/30/2011                   14,831                         14,412
  7/31/2011                   14,865                         14,456
  8/31/2011                   14,152                         13,716
  9/30/2011                   12,487                         12,128
 10/31/2011                   13,948                         13,565
 11/30/2011                   13,523                         13,027
 12/31/2011                   13,699                         13,251
  1/31/2012                   14,576                         14,105
  2/29/2012                   14,681                         14,219
  3/31/2012                   15,208                         14,673
  4/30/2012                   15,593                         15,068
  5/31/2012                   14,804                         14,264
  6/30/2012                   15,699                         15,120
  7/31/2012                   16,155                         15,605
  8/31/2012                   16,225                         15,656
  9/30/2012                   16,172                         15,621
 10/31/2012                   16,365                         15,765
 11/30/2012                   16,365                         15,775
 12/31/2012                   16,874                         16,217
  1/31/2013                   17,342                         16,739
  2/28/2013                   17,510                         16,919
  3/31/2013                   18,072                         17,460
  4/30/2013                   19,177                         18,524
  5/31/2013                   17,791                         17,191
  6/30/2013                   17,342                         16,693
  7/31/2013                   17,454                         16,803
  8/31/2013                   16,462                         15,844
  9/30/2013                   17,323                         16,665
 10/31/2013                   17,960                         17,305
 11/30/2013                   17,173                         16,545
 12/31/2013                   17,173                         16,499
  1/31/2014                   17,464                         16,776
  2/28/2014                   18,416                         17,642
  3/31/2014                   18,474                         17,658
  4/30/2014                   19,173                         18,290
  5/31/2014                   19,679                         18,760
  6/30/2014                   19,950                         19,058
  7/31/2014                   19,950                         19,068
  8/31/2014                   20,436                         19,524
  9/30/2014                   19,154                         18,283
 10/31/2014                   20,650                         19,607
 11/30/2014                   20,941                         19,914
 12/31/2014                   21,078                         20,053
  1/31/2015                   22,288                         21,141
  2/28/2015                   21,905                         20,797
  3/31/2015                   21,925                         20,780
  4/30/2015                   21,280                         20,164
  5/31/2015                   21,017                         19,911
  6/30/2015                   20,271                         19,138
  7/31/2015                   21,038                         19,877
  8/31/2015                   19,807                         18,675
  9/30/2015                   20,271                         19,035
 10/31/2015                   21,360                         20,115
 11/30/2015                   21,058                         19,797
 12/31/2015                   21,223                         19,965
  1/31/2016                   20,644                         19,323
  2/29/2016                   20,748                         19,503
  3/31/2016                   22,732                         21,350
  4/30/2016                   22,628                         21,270
  5/31/2016                   22,732                         21,318
  6/30/2016                   23,889                         22,306
  7/31/2016                   24,922                         23,319
  8/31/2016                   24,157                         22,552
  9/30/2016                   23,868                         22,255
 10/31/2016                   22,401                         20,897
 11/30/2016                   21,760                         20,320
 12/31/2016                   22,616                         21,117
  1/31/2017                   22,681                         21,134
  2/28/2017                   23,334                         21,795
  3/31/2017                   23,051                         21,422
  4/30/2017                   23,203                         21,555
  5/31/2017                   23,269                         21,581
  6/30/2017                   23,464                         21,781
  7/31/2017                   23,943                         22,174
  8/31/2017                   24,008                         22,119
  9/30/2017                   23,812                         22,028
 10/31/2017                   23,704                         21,797
 11/30/2017                   24,443                         22,453
 12/31/2017                   24,698                         22,683
  1/31/2018                   24,450                         22,320
  2/28/2018                   22,803                         20,830
  3/31/2018                   23,547                         21,369
  4/30/2018                   23,705                         21,692
  5/31/2018                   24,202                         22,155
  6/30/2018                   24,811                         22,663
  7/31/2018                   25,081                         22,852
  8/31/2018                   25,397                         23,207
  9/30/2018                   24,901                         22,655
 10/31/2018                   24,156                         21,917
 11/30/2018                   25,059                         22,689
 12/31/2018                   23,672                         21,344
  1/31/2019                   26,181                         23,684
  2/28/2019                   26,252                         23,666
  3/31/2019                   27,270                         24,346
  4/30/2019                   27,152                         24,247               Past performance is not predictive
  5/31/2019                   27,246                         24,180               of future performance.
  6/30/2019                   27,767                         24,660
  7/31/2019                   27,980                         24,812               The returns shown do not reflect
  8/31/2019                   28,903                         25,418               the deduction of taxes that a
  9/30/2019                   29,448                         26,071               shareholder would pay on fund
 10/31/2019                   30,087                         26,669               distributions or the redemption of
                                                                                  fund shares.
            AVERAGE ANNUAL          ONE          FIVE         TEN
            TOTAL RETURN            YEAR         YEARS       YEARS                Copyright 2019 S&P Dow Jones
            --------------------------------------------------------------        Indices LLC, a division of S&P
                                   24.55%        7.82%       11.64%               Global. All rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]

               DFA International Small Cap Value         MSCI World ex USA
                            Portfolio             Small Cap Index (net dividends)
               ---------------------------------  -------------------------------
  10/31/2009               $10,000                           $10,000
  11/30/2009                10,047                            10,078
  12/31/2009                10,165                            10,205
   1/31/2010                 9,970                            10,071
   2/28/2010                 9,875                            10,013
   3/31/2010                10,677                            10,758
   4/30/2010                10,812                            10,970
   5/31/2010                 9,357                             9,652
   6/30/2010                 9,168                             9,562
   7/31/2010                10,060                            10,382
   8/31/2010                 9,590                            10,112
   9/30/2010                10,667                            11,259
  10/31/2010                11,001                            11,723
  11/30/2010                10,688                            11,416
  12/31/2010                12,005                            12,707
   1/31/2011                12,256                            12,773
   2/28/2011                12,612                            13,136
   3/31/2011                12,675                            13,124
   4/30/2011                13,219                            13,775
   5/31/2011                12,766                            13,394
   6/30/2011                12,487                            13,104
   7/31/2011                12,247                            13,032
   8/31/2011                11,082                            12,003
   9/30/2011                 9,775                            10,625
  10/31/2011                10,519                            11,487
  11/30/2011                10,179                            10,910
  12/31/2011                 9,908                            10,698
   1/31/2012                10,900                            11,582
   2/29/2012                11,550                            12,238
   3/31/2012                11,564                            12,156
   4/30/2012                11,243                            12,093
   5/31/2012                 9,813                            10,672
   6/30/2012                10,297                            11,040
   7/31/2012                10,268                            11,126
   8/31/2012                10,645                            11,445
   9/30/2012                11,143                            11,987
  10/31/2012                11,246                            12,046
  11/30/2012                11,402                            12,108
  12/31/2012                12,114                            12,568
   1/31/2013                12,735                            13,173
   2/28/2013                12,811                            13,219
   3/31/2013                13,072                            13,477
   4/30/2013                13,443                            13,868
   5/31/2013                13,178                            13,543
   6/30/2013                12,777                            13,008
   7/31/2013                13,729                            13,820
   8/31/2013                13,560                            13,796
   9/30/2013                14,874                            14,954
  10/31/2013                15,496                            15,396
  11/30/2013                15,520                            15,416
  12/31/2013                16,036                            15,779
   1/31/2014                15,816                            15,506
   2/28/2014                16,903                            16,385
   3/31/2014                17,014                            16,324
   4/30/2014                16,943                            16,273
   5/31/2014                17,077                            16,477
   6/30/2014                17,345                            16,851
   7/31/2014                16,736                            16,415
   8/31/2014                16,847                            16,455
   9/30/2014                15,866                            15,458
  10/31/2014                15,517                            15,067
  11/30/2014                15,406                            15,052
  12/31/2014                15,237                            14,936
   1/31/2015                15,138                            14,803
   2/28/2015                16,269                            15,750
   3/31/2015                15,949                            15,538
   4/30/2015                16,752                            16,328
   5/31/2015                17,014                            16,426
   6/30/2015                16,777                            16,184
   7/31/2015                16,571                            16,160
   8/31/2015                15,864                            15,440
   9/30/2015                15,231                            14,885
  10/31/2015                16,030                            15,768
  11/30/2015                15,907                            15,734
  12/31/2015                15,845                            15,751
   1/31/2016                14,674                            14,552
   2/29/2016                14,547                            14,630
   3/31/2016                15,716                            15,846
   4/30/2016                16,253                            16,346
   5/31/2016                16,125                            16,367
   6/30/2016                15,220                            15,643
   7/31/2016                16,315                            16,572
   8/31/2016                16,376                            16,433
   9/30/2016                16,824                            16,894
  10/31/2016                16,686                            16,393
  11/30/2016                16,591                            15,988
  12/31/2016                17,113                            16,431
   1/31/2017                17,851                            17,022
   2/28/2017                18,085                            17,349
   3/31/2017                18,435                            17,681
   4/30/2017                18,903                            18,307
   5/31/2017                19,254                            18,908
   6/30/2017                19,603                            18,969
   7/31/2017                20,343                            19,637
   8/31/2017                20,442                            19,802
   9/30/2017                21,092                            20,345
  10/31/2017                21,273                            20,633
  11/30/2017                21,291                            20,924
  12/31/2017                21,901                            21,530
   1/31/2018                22,864                            22,535
   2/28/2018                21,739                            21,659
   3/31/2018                21,405                            21,422
   4/30/2018                21,834                            21,748
   5/31/2018                21,205                            21,594
   6/30/2018                20,661                            21,221
   7/31/2018                20,986                            21,341
   8/31/2018                20,366                            21,194
   9/30/2018                20,460                            21,040
  10/31/2018                18,430                            19,034
  11/30/2018                18,085                            18,847
  12/31/2018                16,796                            17,639
   1/31/2019                18,057                            19,136
   2/28/2019                18,541                            19,577
   3/31/2019                18,248                            19,567
   4/30/2019                18,854                            20,101
   5/31/2019                17,381                            19,046
   6/30/2019                18,276                            19,912                 Past performance is not predictive
   7/31/2019                17,992                            19,823                 of future performance.
   8/31/2019                17,534                            19,364
   9/30/2019                18,175                            19,858                 The returns shown do not reflect
  10/31/2019                18,972                            20,673                 the deduction of taxes that a
                                                                                     shareholder would pay on fund
                                                                                     distributions or the redemption of
              AVERAGE ANNUAL         ONE          FIVE          TEN                  fund shares.
              TOTAL RETURN           YEAR         YEARS        YEARS
              --------------------------------------------------------------         MSCI data copyright MSCI 2019,
                                     2.94%        4.10%        6.61%                 all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]


                       International Vector          MSCI World ex USA
                         Equity Portfolio          Index (net dividends)
                      ----------------------       ---------------------
  10/31/2009                $10,000                     $10,000
  11/30/2009                 10,217                      10,247
  12/31/2009                 10,331                      10,411
   1/31/2010                  9,972                       9,923
   2/28/2010                  9,950                       9,913
   3/31/2010                 10,740                      10,551
   4/30/2010                 10,761                      10,394
   5/31/2010                  9,433                       9,247
   6/30/2010                  9,290                       9,113
   7/31/2010                 10,271                       9,955
   8/31/2010                  9,841                       9,658
   9/30/2010                 10,942                      10,584
  10/31/2010                 11,362                      10,961
  11/30/2010                 10,953                      10,497
  12/31/2010                 12,119                      11,342
   1/31/2011                 12,399                      11,586
   2/28/2011                 12,813                      12,016
   3/31/2011                 12,634                      11,775
   4/30/2011                 13,274                      12,417
   5/31/2011                 12,836                      12,049
   6/30/2011                 12,572                      11,877
   7/31/2011                 12,277                      11,681
   8/31/2011                 11,185                      10,694
   9/30/2011                  9,847                       9,620
  10/31/2011                 10,681                      10,555
  11/30/2011                 10,350                      10,067
  12/31/2011                 10,064                       9,958
   1/31/2012                 10,887                      10,495
   2/29/2012                 11,463                      11,072
   3/31/2012                 11,463                      10,990
   4/30/2012                 11,181                      10,804
   5/31/2012                  9,804                       9,572
   6/30/2012                 10,363                      10,199
   7/31/2012                 10,315                      10,326
   8/31/2012                 10,674                      10,621
   9/30/2012                 11,097                      10,943
  10/31/2012                 11,205                      11,020
  11/30/2012                 11,385                      11,252
  12/31/2012                 11,966                      11,592
   1/31/2013                 12,500                      12,162
   2/28/2013                 12,391                      12,041
   3/31/2013                 12,532                      12,136
   4/30/2013                 12,993                      12,689
   5/31/2013                 12,702                      12,405
   6/30/2013                 12,297                      11,940
   7/31/2013                 13,085                      12,575
   8/31/2013                 12,987                      12,413
   9/30/2013                 14,019                      13,291
  10/31/2013                 14,513                      13,737
  11/30/2013                 14,550                      13,821
  12/31/2013                 14,875                      14,029
   1/31/2014                 14,475                      13,463
   2/28/2014                 15,364                      14,197
   3/31/2014                 15,327                      14,134
   4/30/2014                 15,478                      14,357
   5/31/2014                 15,616                      14,579
   6/30/2014                 15,869                      14,786
   7/31/2014                 15,412                      14,522
   8/31/2014                 15,475                      14,534
   9/30/2014                 14,629                      13,937
  10/31/2014                 14,361                      13,715
  11/30/2014                 14,297                      13,884
  12/31/2014                 13,943                      13,422
   1/31/2015                 13,840                      13,375
   2/28/2015                 14,774                      14,174
   3/31/2015                 14,514                      13,937
   4/30/2015                 15,266                      14,540
   5/31/2015                 15,305                      14,414
   6/30/2015                 14,955                      14,005
   7/31/2015                 14,877                      14,227
   8/31/2015                 14,022                      13,190
   9/30/2015                 13,393                      12,524
  10/31/2015                 14,198                      13,467
  11/30/2015                 14,132                      13,252
  12/31/2015                 13,943                      13,015
   1/31/2016                 13,024                      12,119
   2/29/2016                 12,811                      11,949
   3/31/2016                 13,826                      12,761
   4/30/2016                 14,280                      13,171
   5/31/2016                 14,227                      13,022
   6/30/2016                 13,683                      12,626
   7/31/2016                 14,428                      13,248
   8/31/2016                 14,537                      13,260
   9/30/2016                 14,857                      13,421
  10/31/2016                 14,654                      13,160
  11/30/2016                 14,490                      12,949
  12/31/2016                 14,897                      13,372
   1/31/2017                 15,529                      13,770
   2/28/2017                 15,666                      13,929
   3/31/2017                 16,039                      14,283
   4/30/2017                 16,465                      14,586
   5/31/2017                 16,876                      15,073
   6/30/2017                 17,058                      15,087
   7/31/2017                 17,711                      15,536
   8/31/2017                 17,794                      15,532
   9/30/2017                 18,321                      15,935
  10/31/2017                 18,585                      16,153
  11/30/2017                 18,739                      16,316
  12/31/2017                 19,209                      16,609
   1/31/2018                 20,172                      17,383
   2/28/2018                 19,209                      16,557
   3/31/2018                 19,011                      16,271
   4/30/2018                 19,294                      16,644
   5/31/2018                 18,997                      16,329
   6/30/2018                 18,589                      16,150
   7/31/2018                 18,917                      16,546
   8/31/2018                 18,475                      16,233
   9/30/2018                 18,550                      16,360
  10/31/2018                 16,816                      15,060
  11/30/2018                 16,630                      15,047
  12/31/2018                 15,562                      14,269
   1/31/2019                 16,819                      15,287
   2/28/2019                 17,163                      15,680
   3/31/2019                 17,031                      15,760
   4/30/2019                 17,630                      16,206
   5/31/2019                 16,417                      15,440
   6/30/2019                 17,367                      16,357             Past performance is not predictive
   7/31/2019                 16,957                      16,160             of future performance.
   8/31/2019                 16,455                      15,763
   9/30/2019                 17,068                      16,205             The returns shown do not reflect
  10/31/2019                 17,740                      16,729             the deduction of taxes that a
                                                                            shareholder would pay on fund
                                                                            distributions or the redemption of
            AVERAGE ANNUAL        ONE         FIVE         TEN              fund shares.
            TOTAL RETURN          YEAR        YEARS       YEARS
            ---------------------------------------------------------       MSCI data copyright MSCI 2019,
                                  5.49%       4.32%       5.90%             all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
MAY 16, 2017-OCTOBER 31, 2019

                                          [CHART]

                International High Relative      MSCI World ex USA Index
                  Profitability Portfolio            (net dividends)
                ----------------------------    -------------------------
   5/16/2017               $10,000                       $10,000
   5/31/2017                10,050                        10,017
   6/30/2017                10,038                        10,026
   7/31/2017                10,219                        10,324
   8/31/2017                10,329                        10,322
   9/30/2017                10,577                        10,590
  10/31/2017                10,738                        10,734
  11/30/2017                10,849                        10,843
  12/31/2017                10,968                        11,038
   1/31/2018                11,463                        11,552
   2/28/2018                10,887                        11,003
   3/31/2018                10,893                        10,813
   4/30/2018                11,014                        11,061
   5/31/2018                10,974                        10,851
   6/30/2018                10,802                        10,732
   7/31/2018                11,088                        10,996
   8/31/2018                10,915                        10,788
   9/30/2018                10,941                        10,872
  10/31/2018                 9,966                        10,008
  11/30/2018                 9,997                         9,999
  12/31/2018                 9,489                         9,483
   1/31/2019                10,221                        10,159
   2/28/2019                10,479                        10,420
   3/31/2019                10,574                        10,473
   4/30/2019                10,916                        10,770
   5/31/2019                10,315                        10,261
   6/30/2019                10,964                        10,870
   7/31/2019                10,765                        10,739
   8/31/2019                10,640                        10,475             Past performance is not predictive
   9/30/2019                10,871                        10,769             of future performance.
  10/31/2019                11,280                        11,117
                                                                             The returns shown do not reflect
                                                                             the deduction of taxes that a
                                                                             shareholder would pay on fund
                                                                             distributions or the redemption of
            AVERAGE ANNUAL                 ONE           SINCE               fund shares.
            TOTAL RETURN                   YEAR        INCEPTION
            ----------------------------------------------------------       MSCI data copyright MSCI 2019,
                                          13.19%         5.02%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 23, 2010-OCTOBER 31, 2019

                                     [CHART]


                     World Ex U.S.         MSCI All Country World
                    Value Portfolio      ex USA Index (net dividends)
                   -----------------     ----------------------------
 8/23/2010             $10,000                    $10,000
 8/31/2010               9,890                      9,920
 9/30/2010              10,980                     10,906
10/31/2010              11,350                     11,278
11/30/2010              10,850                     10,843
12/31/2010              11,859                     11,692
 1/31/2011              12,122                     11,807
 2/28/2011              12,385                     12,118
 3/31/2011              12,311                     12,090
 4/30/2011              12,899                     12,681
 5/31/2011              12,433                     12,315
 6/30/2011              12,238                     12,136
 7/31/2011              11,920                     11,971
 8/31/2011              10,670                     10,945
 9/30/2011               9,314                      9,727
10/31/2011              10,261                     10,752
11/30/2011               9,880                     10,203
12/31/2011               9,590                     10,089
 1/31/2012              10,422                     10,774
 2/29/2012              10,984                     11,379
 3/31/2012              10,811                     11,222
 4/30/2012              10,436                     11,045
 5/31/2012               9,177                      9,791
 6/30/2012               9,755                     10,369
 7/31/2012               9,703                     10,515
 8/31/2012              10,041                     10,735
 9/30/2012              10,475                     11,136
10/31/2012              10,538                     11,179
11/30/2012              10,687                     11,392
12/31/2012              11,281                     11,787
 1/31/2013              11,720                     12,266
 2/28/2013              11,442                     12,137
 3/31/2013              11,460                     12,161
 4/30/2013              11,899                     12,608
 5/31/2013              11,696                     12,316
 6/30/2013              11,154                     11,782
 7/31/2013              11,796                     12,298
 8/31/2013              11,666                     12,128
 9/30/2013              12,556                     12,971
10/31/2013              13,026                     13,447
11/30/2013              12,993                     13,470
12/31/2013              13,201                     13,589
 1/31/2014              12,652                     12,972
 2/28/2014              13,289                     13,623
 3/31/2014              13,361                     13,658
 4/30/2014              13,527                     13,839
 5/31/2014              13,760                     14,108
 6/30/2014              13,969                     14,345
 7/31/2014              13,778                     14,203
 8/31/2014              13,857                     14,281
 9/30/2014              13,101                     13,590
10/31/2014              12,921                     13,455
11/30/2014              12,864                     13,552
12/31/2014              12,384                     13,064
 1/31/2015              12,293                     13,044
 2/28/2015              13,080                     13,742
 3/31/2015              12,783                     13,520
 4/30/2015              13,604                     14,203
 5/31/2015              13,490                     13,981
 6/30/2015              13,108                     13,591
 7/31/2015              12,774                     13,553
 8/31/2015              11,805                     12,517
 9/30/2015              11,128                     11,937
10/31/2015              11,916                     12,825
11/30/2015              11,696                     12,561
12/31/2015              11,357                     12,324
 1/31/2016              10,526                     11,486
 2/29/2016              10,304                     11,354
 3/31/2016              11,258                     12,278
 4/30/2016              11,728                     12,601
 5/31/2016              11,399                     12,388
 6/30/2016              11,179                     12,199
 7/31/2016              11,763                     12,802
 8/31/2016              12,026                     12,883
 9/30/2016              12,182                     13,042
10/31/2016              12,338                     12,854
11/30/2016              12,266                     12,557
12/31/2016              12,572                     12,878
 1/31/2017              13,175                     13,334
 2/28/2017              13,283                     13,547
 3/31/2017              13,588                     13,890
 4/30/2017              13,781                     14,188
 5/31/2017              14,023                     14,648
 6/30/2017              14,148                     14,694
 7/31/2017              14,821                     15,235
 8/31/2017              14,919                     15,315
 9/30/2017              15,212                     15,599
10/31/2017              15,542                     15,893
11/30/2017              15,652                     16,022
12/31/2017              16,118                     16,380
 1/31/2018              17,149                     17,292
 2/28/2018              16,230                     16,477
 3/31/2018              16,026                     16,186
 4/30/2018              16,336                     16,445
 5/31/2018              15,728                     16,065
 6/30/2018              15,235                     15,763
 7/31/2018              15,750                     16,140
 8/31/2018              15,247                     15,802
 9/30/2018              15,438                     15,874
10/31/2018              14,110                     14,583
11/30/2018              14,161                     14,721
12/31/2018              13,428                     14,055
 1/31/2019              14,458                     15,117
 2/28/2019              14,615                     15,412
 3/31/2019              14,513                     15,504
 4/30/2019              14,891                     15,913
 5/31/2019              13,859                     15,059
 6/30/2019              14,658                     15,966                Past performance is not predictive
 7/31/2019              14,167                     15,773                of future performance.
 8/31/2019              13,558                     15,286
 9/30/2019              14,145                     15,679                The returns shown do not reflect
10/31/2019              14,639                     16,226                the deduction of taxes that a
                                                                         shareholder would pay on fund
                                                                         distributions or the redemption of
         AVERAGE ANNUAL       ONE        FIVE         SINCE              fund shares.
         TOTAL RETURN         YEAR       YEARS      INCEPTION
         ----------------------------------------------------------      MSCI data copyright MSCI 2019,
                              3.75%      2.53%        4.23%              all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
NOVEMBER 1, 2012-OCTOBER 31, 2019

                                     [CHART]


                World Ex U.S. Targeted        MSCI All Country World ex USA
                   Value Portfolio           Small Cap Index (net dividends)
               ------------------------      -------------------------------
 11/1/2012             $10,000                          $10,000
11/30/2012              10,120                           10,013
12/31/2012              10,735                           10,417
 1/31/2013              11,157                           10,868
 2/28/2013              11,147                           10,925
 3/31/2013              11,278                           11,098
 4/30/2013              11,549                           11,398
 5/31/2013              11,298                           11,175
 6/30/2013              10,766                           10,607
 7/31/2013              11,376                           11,134
 8/31/2013              11,193                           11,038
 9/30/2013              12,191                           11,920
10/31/2013              12,690                           12,289
11/30/2013              12,629                           12,257
12/31/2013              12,872                           12,472
 1/31/2014              12,497                           12,231
 2/28/2014              13,185                           12,888
 3/31/2014              13,404                           12,904
 4/30/2014              13,404                           12,883
 5/31/2014              13,633                           13,090
 6/30/2014              13,888                           13,374
 7/31/2014              13,616                           13,121
 8/31/2014              13,773                           13,215
 9/30/2014              12,908                           12,464
10/31/2014              12,698                           12,170
11/30/2014              12,571                           12,119
12/31/2014              12,294                           11,969
 1/31/2015              12,219                           11,925
 2/28/2015              12,977                           12,575
 3/31/2015              12,710                           12,439
 4/30/2015              13,511                           13,182
 5/31/2015              13,489                           13,256
 6/30/2015              13,224                           12,964
 7/31/2015              12,816                           12,717
 8/31/2015              12,088                           12,007
 9/30/2015              11,599                           11,665
10/31/2015              12,332                           12,356
11/30/2015              12,170                           12,268
12/31/2015              12,035                           12,280
 1/31/2016              11,171                           11,339
 2/29/2016              11,149                           11,377
 3/31/2016              12,256                           12,364
 4/30/2016              12,733                           12,710
 5/31/2016              12,408                           12,626
 6/30/2016              12,109                           12,256
 7/31/2016              12,909                           12,938
 8/31/2016              13,019                           12,907
 9/30/2016              13,305                           13,225
10/31/2016              13,218                           12,877
11/30/2016              13,042                           12,495
12/31/2016              13,277                           12,760
 1/31/2017              14,026                           13,249
 2/28/2017              14,357                           13,598
 3/31/2017              14,724                           13,880
 4/30/2017              15,055                           14,296
 5/31/2017              15,331                           14,684
 6/30/2017              15,481                           14,746
 7/31/2017              16,127                           15,267
 8/31/2017              16,295                           15,432
 9/30/2017              16,609                           15,764
10/31/2017              16,867                           16,058
11/30/2017              16,911                           16,297
12/31/2017              17,462                           16,798
 1/31/2018              18,401                           17,624
 2/28/2018              17,485                           16,931
 3/31/2018              17,261                           16,739
 4/30/2018              17,456                           16,932
 5/31/2018              17,078                           16,761
 6/30/2018              16,386                           16,304
 7/31/2018              16,641                           16,418
 8/31/2018              16,189                           16,258
 9/30/2018              16,093                           16,057
10/31/2018              14,580                           14,496
11/30/2018              14,708                           14,532
12/31/2018              13,904                           13,741
 1/31/2019              14,964                           14,817
 2/28/2019              15,241                           15,128
 3/31/2019              15,048                           15,151
 4/30/2019              15,458                           15,486
 5/31/2019              14,312                           14,687                 Past performance is not predictive
 6/30/2019              15,107                           15,335                 of future performance.
 7/31/2019              14,728                           15,233
 8/31/2019              14,190                           14,794                 The returns shown do not reflect
 9/30/2019              14,680                           15,153                 the deduction of taxes that a
10/31/2019              15,307                           15,766                 shareholder would pay on fund
                                                                                distributions or the redemption of
          AVERAGE ANNUAL        ONE         FIVE          SINCE                 fund shares.
          TOTAL RETURN          YEAR        YEARS       INCEPTION
          --------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                4.99%       3.81%         6.27%                 all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 9, 2013-OCTOBER 31, 2019

                                 [CHART]

                        World Ex U.S. Core        MSCI All Country World
                         Equity Portfolio      ex USA Index (net dividends)
                        ------------------     ----------------------------
  4/9/2013                   $10,000                     $10,000
 4/30/2013                    10,160                      10,415
 5/31/2013                     9,890                      10,174
 6/30/2013                     9,485                       9,733
 7/31/2013                     9,971                      10,159
 8/31/2013                     9,830                      10,019
 9/30/2013                    10,575                      10,715
10/31/2013                    10,962                      11,108
11/30/2013                    10,952                      11,127
12/31/2013                    11,104                      11,225
 1/31/2014                    10,653                      10,715
 2/28/2014                    11,227                      11,254
 3/31/2014                    11,309                      11,282
 4/30/2014                    11,422                      11,431
 5/31/2014                    11,597                      11,654
 6/30/2014                    11,810                      11,850
 7/31/2014                    11,592                      11,732
 8/31/2014                    11,706                      11,797
 9/30/2014                    11,072                      11,226
10/31/2014                    10,957                      11,115
11/30/2014                    10,916                      11,195
12/31/2014                    10,565                      10,791
 1/31/2015                    10,565                      10,775
 2/28/2015                    11,162                      11,351
 3/31/2015                    10,968                      11,168
 4/30/2015                    11,608                      11,732
 5/31/2015                    11,534                      11,549
 6/30/2015                    11,209                      11,227
 7/31/2015                    10,976                      11,196
 8/31/2015                    10,234                      10,340
 9/30/2015                     9,847                       9,860
10/31/2015                    10,465                      10,595
11/30/2015                    10,348                      10,376
12/31/2015                    10,164                      10,180
 1/31/2016                     9,533                       9,488
 2/29/2016                     9,372                       9,379
 3/31/2016                    10,212                      10,142
 4/30/2016                    10,459                      10,409
 5/31/2016                    10,319                      10,233
 6/30/2016                    10,173                      10,077
 7/31/2016                    10,705                      10,575
 8/31/2016                    10,792                      10,642
 9/30/2016                    10,993                      10,773
10/31/2016                    10,840                      10,618
11/30/2016                    10,610                      10,373
12/31/2016                    10,812                      10,638
 1/31/2017                    11,295                      11,015
 2/28/2017                    11,493                      11,190
 3/31/2017                    11,793                      11,474
 4/30/2017                    12,068                      11,720
 5/31/2017                    12,376                      12,100
 6/30/2017                    12,475                      12,138
 7/31/2017                    12,965                      12,585
 8/31/2017                    13,087                      12,651
 9/30/2017                    13,340                      12,886
10/31/2017                    13,586                      13,128
11/30/2017                    13,698                      13,235
12/31/2017                    14,074                      13,531
 1/31/2018                    14,863                      14,284
 2/28/2018                    14,142                      13,611
 3/31/2018                    14,040                      13,371
 4/30/2018                    14,142                      13,584
 5/31/2018                    13,883                      13,270
 6/30/2018                    13,468                      13,021
 7/31/2018                    13,753                      13,332
 8/31/2018                    13,423                      13,053
 9/30/2018                    13,400                      13,113
10/31/2018                    12,198                      12,046
11/30/2018                    12,312                      12,160
12/31/2018                    11,681                      11,610
 1/31/2019                    12,624                      12,487
 2/28/2019                    12,810                      12,731
 3/31/2019                    12,827                      12,807
 4/30/2019                    13,177                      13,145
 5/31/2019                    12,338                      12,440
 6/30/2019                    13,061                      13,189               Past performance is not predictive
 7/31/2019                    12,743                      13,029               of future performance.
 8/31/2019                    12,377                      12,627
 9/30/2019                    12,765                      12,952               The returns shown do not reflect
10/31/2019                    13,251                      13,404               the deduction of taxes that a
                                                                               shareholder would pay on fund
                                                                               distributions or the redemption of
          AVERAGE ANNUAL        ONE         FIVE          SINCE                fund shares.
          TOTAL RETURN          YEAR        YEARS       INCEPTION
          --------------------------------------------------------------       MSCI data copyright MSCI 2019,
                                8.64%       3.87%         4.38%                all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
MARCH 7, 2012-OCTOBER 31, 2019

                                     [CHART]

                                                 MSCI All Country World
               World Core Equity Portfolio        Index (net dividends)
              ----------------------------      -------------------------
  3/7/2012               $10,000                        $10,000
 3/31/2012                10,170                         10,307
 4/30/2012                10,050                         10,189
 5/31/2012                 9,400                          9,276
 6/30/2012                 9,822                          9,734
 7/31/2012                 9,913                          9,867
 8/31/2012                10,175                         10,082
 9/30/2012                10,465                         10,399
10/31/2012                10,354                         10,330
11/30/2012                10,425                         10,462
12/31/2012                10,644                         10,699
 1/31/2013                11,175                         11,192
 2/28/2013                11,266                         11,190
 3/31/2013                11,598                         11,395
 4/30/2013                11,843                         11,720
 5/31/2013                11,986                         11,688
 6/30/2013                11,754                         11,346
 7/31/2013                12,382                         11,890
 8/31/2013                12,053                         11,642
 9/30/2013                12,609                         12,243
10/31/2013                13,125                         12,735
11/30/2013                13,477                         12,916
12/31/2013                13,786                         13,138
 1/31/2014                13,260                         12,613
 2/28/2014                13,902                         13,222
 3/31/2014                14,000                         13,281
 4/30/2014                14,074                         13,407
 5/31/2014                14,359                         13,693
 6/30/2014                14,684                         13,950
 7/31/2014                14,355                         13,781
 8/31/2014                14,726                         14,086
 9/30/2014                14,116                         13,629
10/31/2014                14,222                         13,725
11/30/2014                14,340                         13,954
12/31/2014                14,128                         13,685
 1/31/2015                13,902                         13,471
 2/28/2015                14,731                         14,221
 3/31/2015                14,555                         14,001
 4/30/2015                14,944                         14,407
 5/31/2015                14,987                         14,388
 6/30/2015                14,696                         14,049
 7/31/2015                14,642                         14,171
 8/31/2015                13,729                         13,200
 9/30/2015                13,239                         12,722
10/31/2015                14,135                         13,720
11/30/2015                14,113                         13,607
12/31/2015                13,780                         13,362
 1/31/2016                12,967                         12,556
 2/29/2016                12,901                         12,469
 3/31/2016                13,930                         13,393
 4/30/2016                14,140                         13,591
 5/31/2016                14,173                         13,608
 6/30/2016                14,055                         13,526
 7/31/2016                14,700                         14,109
 8/31/2016                14,789                         14,156
 9/30/2016                14,929                         14,243
10/31/2016                14,662                         14,001
11/30/2016                14,963                         14,108
12/31/2016                15,257                         14,412
 1/31/2017                15,719                         14,806
 2/28/2017                16,114                         15,222
 3/31/2017                16,308                         15,408
 4/30/2017                16,579                         15,648
 5/31/2017                16,828                         15,994
 6/30/2017                17,001                         16,066
 7/31/2017                17,467                         16,515
 8/31/2017                17,524                         16,579
 9/30/2017                17,890                         16,899
10/31/2017                18,347                         17,250
11/30/2017                18,735                         17,584
12/31/2017                19,085                         17,867
 1/31/2018                20,087                         18,875
 2/28/2018                19,235                         18,083
 3/31/2018                19,008                         17,696
 4/30/2018                19,088                         17,865
 5/31/2018                19,180                         17,887
 6/30/2018                18,969                         17,790
 7/31/2018                19,491                         18,326
 8/31/2018                19,630                         18,470
 9/30/2018                19,606                         18,551
10/31/2018                17,951                         17,161
11/30/2018                18,172                         17,412
12/31/2018                16,737                         16,185
 1/31/2019                18,168                         17,463
 2/28/2019                18,653                         17,930
 3/31/2019                18,724                         18,156
 4/30/2019                19,412                         18,769
 5/31/2019                18,060                         17,655              Past performance is not predictive
 6/30/2019                19,295                         18,812              of future performance.
 7/31/2019                19,236                         18,867
 8/31/2019                18,674                         18,419              The returns shown do not reflect
 9/30/2019                19,194                         18,807              the deduction of taxes that a
10/31/2019                19,734                         19,321              shareholder would pay on fund
                                                                             distributions or the redemption of
          AVERAGE ANNUAL        ONE         FIVE         SINCE               fund shares.
          TOTAL RETURN          YEAR        YEARS      INCEPTION
          ------------------------------------------------------------       MSCI data copyright MSCI 2019,
                                9.94%       6.77%        9.29%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
NOVEMBER 14, 2011-OCTOBER 31, 2019

                                     [CHART]


                        Selectively Hedged              MSCI All Country
                     Global Equity Portfolio       World Index (net dividends)
                   ---------------------------     --------------------------
11/14/2011                  $10,000                        $10,000
11/30/2011                    9,920                          9,873
12/31/2011                    9,828                          9,853
 1/31/2012                   10,533                         10,426
 2/29/2012                   11,077                         10,951
 3/31/2012                   11,141                         11,024
 4/30/2012                   10,939                         10,898
 5/31/2012                    9,962                          9,921
 6/30/2012                   10,442                         10,410
 7/31/2012                   10,463                         10,553
 8/31/2012                   10,748                         10,782
 9/30/2012                   11,122                         11,122
10/31/2012                   11,112                         11,048
11/30/2012                   11,265                         11,189
12/31/2012                   11,718                         11,443
 1/31/2013                   12,225                         11,970
 2/28/2013                   12,287                         11,968
 3/31/2013                   12,576                         12,187
 4/30/2013                   12,814                         12,535
 5/31/2013                   12,897                         12,501
 6/30/2013                   12,514                         12,135
 7/31/2013                   13,114                         12,716
 8/31/2013                   12,845                         12,451
 9/30/2013                   13,569                         13,094
10/31/2013                   14,096                         13,621
11/30/2013                   14,324                         13,813
12/31/2013                   14,611                         14,052
 1/31/2014                   14,001                         13,490
 2/28/2014                   14,675                         14,141
 3/31/2014                   14,847                         14,204
 4/30/2014                   14,879                         14,339
 5/31/2014                   15,136                         14,644
 6/30/2014                   15,500                         14,920
 7/31/2014                   15,200                         14,739
 8/31/2014                   15,628                         15,065
 9/30/2014                   15,061                         14,576
10/31/2014                   15,200                         14,679
11/30/2014                   15,360                         14,924
12/31/2014                   15,182                         14,636
 1/31/2015                   14,958                         14,408
 2/28/2015                   15,878                         15,210
 3/31/2015                   15,766                         14,974
 4/30/2015                   16,136                         15,409
 5/31/2015                   16,226                         15,388
 6/30/2015                   15,867                         15,026
 7/31/2015                   15,754                         15,157
 8/31/2015                   14,700                         14,118
 9/30/2015                   14,172                         13,606
10/31/2015                   15,148                         14,674
11/30/2015                   15,204                         14,553
12/31/2015                   14,728                         14,290
 1/31/2016                   13,907                         13,429
 2/29/2016                   13,768                         13,336
 3/31/2016                   14,797                         14,324
 4/30/2016                   14,948                         14,536
 5/31/2016                   15,063                         14,554
 6/30/2016                   14,971                         14,466
 7/31/2016                   15,641                         15,090
 8/31/2016                   15,792                         15,140
 9/30/2016                   15,930                         15,233
10/31/2016                   15,803                         14,975
11/30/2016                   16,254                         15,088
12/31/2016                   16,619                         15,414
 1/31/2017                   17,012                         15,836
 2/28/2017                   17,477                         16,280
 3/31/2017                   17,679                         16,479
 4/30/2017                   17,906                         16,736
 5/31/2017                   18,072                         17,106
 6/30/2017                   18,239                         17,183
 7/31/2017                   18,656                         17,664
 8/31/2017                   18,716                         17,731
 9/30/2017                   19,121                         18,074
10/31/2017                   19,681                         18,449
11/30/2017                   20,002                         18,806
12/31/2017                   20,383                         19,109
 1/31/2018                   21,253                         20,187
 2/28/2018                   20,396                         19,340
 3/31/2018                   20,163                         18,926
 4/30/2018                   20,347                         19,106
 5/31/2018                   20,457                         19,130
 6/30/2018                   20,224                         19,027
 7/31/2018                   20,812                         19,600
 8/31/2018                   20,934                         19,754
 9/30/2018                   20,885                         19,840
10/31/2018                   19,233                         18,354
11/30/2018                   19,514                         18,622
12/31/2018                   18,000                         17,310
 1/31/2019                   19,498                         18,677
 2/28/2019                   20,035                         19,177
 3/31/2019                   20,125                         19,418
 4/30/2019                   20,855                         20,074
 5/31/2019                   19,434                         18,883
 6/30/2019                   20,663                         20,119                Past performance is not predictive
 7/31/2019                   20,714                         20,178                of future performance.
 8/31/2019                   20,048                         19,700
 9/30/2019                   20,676                         20,114                The returns shown do not reflect
10/31/2019                   21,175                         20,665                the deduction of taxes that a
                                                                                  shareholder would pay on fund
                                                                                  distributions or the redemption of
           AVERAGE ANNUAL         ONE         FIVE          SINCE                 fund shares.
           TOTAL RETURN           YEAR        YEARS       INCEPTION
           ---------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                 10.10%       6.86%         9.88%                 all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]


                               Emerging               MSCI Emerging Markets
                          Markets Portfolio           Index (net dividends)
                     ---------------------------     --------------------------
  10/31/2009                   $10,000                        $10,000
  11/30/2009                    10,595                         10,430
  12/31/2009                    10,974                         10,841
   1/31/2010                    10,372                         10,237
   2/28/2010                    10,497                         10,273
   3/31/2010                    11,373                         11,102
   4/30/2010                    11,438                         11,237
   5/31/2010                    10,371                         10,248
   6/30/2010                    10,387                         10,173
   7/31/2010                    11,299                         11,020
   8/31/2010                    11,034                         10,806
   9/30/2010                    12,285                         12,007
  10/31/2010                    12,653                         12,356
  11/30/2010                    12,367                         12,029
  12/31/2010                    13,368                         12,888
   1/31/2011                    13,019                         12,538
   2/28/2011                    12,923                         12,421
   3/31/2011                    13,638                         13,152
   4/30/2011                    14,113                         13,560
   5/31/2011                    13,721                         13,204
   6/30/2011                    13,554                         13,001
   7/31/2011                    13,444                         12,943
   8/31/2011                    12,352                         11,786
   9/30/2011                    10,482                         10,068
  10/31/2011                    11,791                         11,402
  11/30/2011                    11,375                         10,642
  12/31/2011                    11,040                         10,513
   1/31/2012                    12,224                         11,706
   2/29/2012                    12,884                         12,407
   3/31/2012                    12,545                         11,993
   4/30/2012                    12,317                         11,850
   5/31/2012                    10,989                         10,521
   6/30/2012                    11,526                         10,927
   7/31/2012                    11,619                         11,140
   8/31/2012                    11,690                         11,103
   9/30/2012                    12,342                         11,773
  10/31/2012                    12,272                         11,701
  11/30/2012                    12,432                         11,850
  12/31/2012                    13,155                         12,429
   1/31/2013                    13,221                         12,601
   2/28/2013                    13,064                         12,442
   3/31/2013                    12,875                         12,228
   4/30/2013                    13,013                         12,320
   5/31/2013                    12,588                         12,004
   6/30/2013                    11,795                         11,240
   7/31/2013                    11,964                         11,357
   8/31/2013                    11,680                         11,162
   9/30/2013                    12,512                         11,888
  10/31/2013                    13,080                         12,466
  11/30/2013                    12,881                         12,284
  12/31/2013                    12,744                         12,106
   1/31/2014                    11,856                         11,320
   2/28/2014                    12,283                         11,695
   3/31/2014                    12,710                         12,054
   4/30/2014                    12,783                         12,094
   5/31/2014                    13,215                         12,516
   6/30/2014                    13,579                         12,849
   7/31/2014                    13,737                         13,097
   8/31/2014                    14,161                         13,392
   9/30/2014                    13,115                         12,400
  10/31/2014                    13,254                         12,546
  11/30/2014                    13,120                         12,413
  12/31/2014                    12,526                         11,841
   1/31/2015                    12,606                         11,912
   2/28/2015                    12,986                         12,281
   3/31/2015                    12,711                         12,106
   4/30/2015                    13,557                         13,037
   5/31/2015                    13,011                         12,515
   6/30/2015                    12,694                         12,190
   7/31/2015                    11,876                         11,345
   8/31/2015                    10,892                         10,319
   9/30/2015                    10,596                         10,009
  10/31/2015                    11,235                         10,723
  11/30/2015                    10,845                         10,304
  12/31/2015                    10,546                         10,075
   1/31/2016                    10,097                          9,421
   2/29/2016                    10,036                          9,406
   3/31/2016                    11,360                         10,650
   4/30/2016                    11,426                         10,708
   5/31/2016                    10,976                         10,309
   6/30/2016                    11,556                         10,721
   7/31/2016                    12,148                         11,260
   8/31/2016                    12,292                         11,540
   9/30/2016                    12,446                         11,689
  10/31/2016                    12,472                         11,716
  11/30/2016                    11,820                         11,177
  12/31/2016                    11,821                         11,202
   1/31/2017                    12,528                         11,815
   2/28/2017                    12,944                         12,176
   3/31/2017                    13,360                         12,484
   4/30/2017                    13,615                         12,757
   5/31/2017                    14,021                         13,134
   6/30/2017                    14,151                         13,266
   7/31/2017                    14,897                         14,057
   8/31/2017                    15,205                         14,371
   9/30/2017                    15,057                         14,314
  10/31/2017                    15,568                         14,815
  11/30/2017                    15,615                         14,845
  12/31/2017                    16,144                         15,378
   1/31/2018                    17,357                         16,660
   2/28/2018                    16,525                         15,891
   3/31/2018                    16,441                         15,596
   4/30/2018                    16,229                         15,527
   5/31/2018                    15,588                         14,977
   6/30/2018                    14,925                         14,355
   7/31/2018                    15,462                         14,670
   8/31/2018                    15,105                         14,273
   9/30/2018                    14,925                         14,198
  10/31/2018                    13,679                         12,961
  11/30/2018                    14,275                         13,495
  12/31/2018                    13,944                         13,138
   1/31/2019                    15,085                         14,288
   2/28/2019                    14,950                         14,320
   3/31/2019                    15,085                         14,440
   4/30/2019                    15,323                         14,744
   5/31/2019                    14,409                         13,675
   6/30/2019                    15,214                         14,528              Past performance is not predictive
   7/31/2019                    14,839                         14,350              of future performance.
   8/31/2019                    14,242                         13,651
   9/30/2019                    14,607                         13,911              The returns shown do not reflect
  10/31/2019                    15,191                         14,498              the deduction of taxes that a
                                                                                   shareholder would pay on fund
                                                                                   distributions or the redemption of
             AVERAGE ANNUAL          ONE          FIVE          TEN                fund shares.
             TOTAL RETURN            YEAR         YEARS        YEARS
             --------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    11.06%        2.77%        4.27%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]


                        Emerging Markets                   MSCI Emerging
                      Small cap Portfolio           Markets Index (net dividends)
                  --------------------------        ----------------------------
  10/31/2009                $10,000                          $10,000
  11/30/2009                 10,585                           10,430
  12/31/2009                 11,168                           10,841
   1/31/2010                 10,673                           10,237
   2/28/2010                 10,857                           10,273
   3/31/2010                 11,785                           11,102
   4/30/2010                 11,975                           11,237
   5/31/2010                 10,766                           10,248
   6/30/2010                 11,051                           10,173
   7/31/2010                 12,065                           11,020
   8/31/2010                 12,123                           10,806
   9/30/2010                 13,591                           12,007
  10/31/2010                 14,133                           12,356
  11/30/2010                 13,749                           12,029
  12/31/2010                 14,539                           12,888
   1/31/2011                 13,923                           12,538
   2/28/2011                 13,512                           12,421
   3/31/2011                 14,261                           13,152
   4/30/2011                 15,010                           13,560
   5/31/2011                 14,666                           13,204
   6/30/2011                 14,547                           13,001
   7/31/2011                 14,711                           12,943
   8/31/2011                 13,312                           11,786
   9/30/2011                 10,945                           10,068
  10/31/2011                 12,151                           11,402
  11/30/2011                 11,557                           10,642
  12/31/2011                 11,250                           10,513
   1/31/2012                 12,518                           11,706
   2/29/2012                 13,540                           12,407
   3/31/2012                 13,187                           11,993
   4/30/2012                 12,872                           11,850
   5/31/2012                 11,692                           10,521
   6/30/2012                 12,139                           10,927
   7/31/2012                 11,987                           11,140
   8/31/2012                 12,298                           11,103
   9/30/2012                 13,017                           11,773
  10/31/2012                 12,966                           11,701
  11/30/2012                 13,189                           11,850
  12/31/2012                 14,000                           12,429
   1/31/2013                 14,258                           12,601
   2/28/2013                 14,403                           12,442
   3/31/2013                 14,336                           12,228
   4/30/2013                 14,627                           12,320
   5/31/2013                 14,415                           12,004
   6/30/2013                 13,168                           11,240
   7/31/2013                 13,228                           11,357
   8/31/2013                 12,675                           11,162
   9/30/2013                 13,601                           11,888
  10/31/2013                 14,123                           12,466
  11/30/2013                 13,922                           12,284
  12/31/2013                 13,807                           12,106
   1/31/2014                 13,216                           11,320
   2/28/2014                 13,800                           11,695
   3/31/2014                 14,273                           12,054
   4/30/2014                 14,390                           12,094
   5/31/2014                 14,878                           12,516
   6/30/2014                 15,260                           12,849
   7/31/2014                 15,295                           13,097
   8/31/2014                 15,763                           13,392
   9/30/2014                 14,978                           12,400
  10/31/2014                 14,846                           12,546
  11/30/2014                 14,673                           12,413
  12/31/2014                 14,221                           11,841
   1/31/2015                 14,450                           11,912
   2/28/2015                 14,821                           12,281
   3/31/2015                 14,707                           12,106
   4/30/2015                 15,751                           13,037
   5/31/2015                 15,529                           12,515
   6/30/2015                 14,996                           12,190
   7/31/2015                 14,081                           11,345
   8/31/2015                 12,700                           10,319
   9/30/2015                 12,679                           10,009
  10/31/2015                 13,380                           10,723
  11/30/2015                 13,106                           10,304
  12/31/2015                 12,984                           10,075
   1/31/2016                 12,209                            9,421
   2/29/2016                 12,157                            9,406
   3/31/2016                 13,653                           10,650
   4/30/2016                 13,994                           10,708
   5/31/2016                 13,409                           10,309
   6/30/2016                 14,151                           10,721
   7/31/2016                 14,973                           11,260
   8/31/2016                 15,062                           11,540
   9/30/2016                 15,308                           11,689
  10/31/2016                 15,248                           11,716
  11/30/2016                 14,321                           11,177
  12/31/2016                 14,402                           11,202
   1/31/2017                 15,241                           11,815
   2/28/2017                 16,040                           12,176
   3/31/2017                 16,537                           12,484
   4/30/2017                 16,747                           12,757
   5/31/2017                 16,809                           13,134
   6/30/2017                 16,914                           13,266
   7/31/2017                 17,622                           14,057
   8/31/2017                 18,027                           14,371
   9/30/2017                 17,940                           14,314
  10/31/2017                 18,450                           14,815
  11/30/2017                 18,733                           14,845
  12/31/2017                 19,480                           15,378
   1/31/2018                 20,753                           16,660
   2/28/2018                 19,871                           15,891
   3/31/2018                 19,757                           15,596
   4/30/2018                 19,561                           15,527
   5/31/2018                 19,129                           14,977
   6/30/2018                 17,839                           14,355
   7/31/2018                 18,125                           14,670
   8/31/2018                 17,594                           14,273
   9/30/2018                 17,029                           14,198
  10/31/2018                 15,415                           12,961
  11/30/2018                 16,362                           13,495
  12/31/2018                 16,059                           13,138
   1/31/2019                 17,241                           14,288
   2/28/2019                 17,292                           14,320
   3/31/2019                 17,472                           14,440
   4/30/2019                 17,635                           14,744
   5/31/2019                 16,761                           13,675
   6/30/2019                 17,606                           14,528                 Past performance is not predictive
   7/31/2019                 17,177                           14,350                 of future performance.
   8/31/2019                 16,456                           13,651
   9/30/2019                 16,771                           13,911                 The returns shown do not reflect
  10/31/2019                 17,413                           14,498                 the deduction of taxes that a
                                                                                     shareholder would pay on fund
                                                                                     distributions or the redemption of
             AVERAGE ANNUAL          ONE          FIVE          TEN                  fund shares.
             TOTAL RETURN            YEAR         YEARS        YEARS
             ---------------------------------------------------------------         MSCI data copyright MSCI 2019,
                                    12.96%        3.24%        5.70%                 all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                   [CHART]

                       Emerging Markets Value           MSCI Emerging Markets
                  Portfolio - Institutional Class       Index (net dividends)
                  -------------------------------      ------------------------
  10/31/2009                   $10,000                        $10,000
  11/30/2009                    10,637                         10,430
  12/31/2009                    11,164                         10,841
   1/31/2010                    10,528                         10,237
   2/28/2010                    10,610                         10,273
   3/31/2010                    11,543                         11,102
   4/30/2010                    11,618                         11,237
   5/31/2010                    10,400                         10,248
   6/30/2010                    10,465                         10,173
   7/31/2010                    11,433                         11,020
   8/31/2010                    11,226                         10,806
   9/30/2010                    12,574                         12,007
  10/31/2010                    13,004                         12,356
  11/30/2010                    12,581                         12,029
  12/31/2010                    13,626                         12,888
   1/31/2011                    13,200                         12,538
   2/28/2011                    12,978                         12,421
   3/31/2011                    13,724                         13,152
   4/30/2011                    14,214                         13,560
   5/31/2011                    13,671                         13,204
   6/30/2011                    13,391                         13,001
   7/31/2011                    13,278                         12,943
   8/31/2011                    11,930                         11,786
   9/30/2011                     9,788                         10,068
  10/31/2011                    11,074                         11,402
  11/30/2011                    10,513                         10,642
  12/31/2011                    10,135                         10,513
   1/31/2012                    11,541                         11,706
   2/29/2012                    12,244                         12,407
   3/31/2012                    11,717                         11,993
   4/30/2012                    11,334                         11,850
   5/31/2012                    10,081                         10,521
   6/30/2012                    10,536                         10,927
   7/31/2012                    10,470                         11,140
   8/31/2012                    10,615                         11,103
   9/30/2012                    11,298                         11,773
  10/31/2012                    11,151                         11,701
  11/30/2012                    11,274                         11,850
  12/31/2012                    12,098                         12,429
   1/31/2013                    12,292                         12,601
   2/28/2013                    12,086                         12,442
   3/31/2013                    11,982                         12,228
   4/30/2013                    12,088                         12,320
   5/31/2013                    11,743                         12,004
   6/30/2013                    10,754                         11,240
   7/31/2013                    10,963                         11,357
   8/31/2013                    10,730                         11,162
   9/30/2013                    11,522                         11,888
  10/31/2013                    12,045                         12,466
  11/30/2013                    11,753                         12,284
  12/31/2013                    11,638                         12,106
   1/31/2014                    10,824                         11,320
   2/28/2014                    11,064                         11,695
   3/31/2014                    11,558                         12,054
   4/30/2014                    11,634                         12,094
   5/31/2014                    12,106                         12,516
   6/30/2014                    12,421                         12,849
   7/31/2014                    12,653                         13,097
   8/31/2014                    12,936                         13,392
   9/30/2014                    11,875                         12,400
  10/31/2014                    11,863                         12,546
  11/30/2014                    11,666                         12,413
  12/31/2014                    11,124                         11,841
   1/31/2015                    11,033                         11,912
   2/28/2015                    11,426                         12,281
   3/31/2015                    11,102                         12,106
   4/30/2015                    12,208                         13,037
   5/31/2015                    11,664                         12,515
   6/30/2015                    11,292                         12,190
   7/31/2015                    10,385                         11,345
   8/31/2015                     9,444                         10,319
   9/30/2015                     9,128                         10,009
  10/31/2015                     9,696                         10,723
  11/30/2015                     9,316                         10,304
  12/31/2015                     9,036                         10,075
   1/31/2016                     8,526                          9,421
   2/29/2016                     8,580                          9,406
   3/31/2016                     9,840                         10,650
   4/30/2016                    10,106                         10,708
   5/31/2016                     9,449                         10,309
   6/30/2016                     9,966                         10,721
   7/31/2016                    10,593                         11,260
   8/31/2016                    10,785                         11,540
   9/30/2016                    10,934                         11,689
  10/31/2016                    11,173                         11,716
  11/30/2016                    10,781                         11,177
  12/31/2016                    10,829                         11,202
   1/31/2017                    11,511                         11,815
   2/28/2017                    12,036                         12,176
   3/31/2017                    12,366                         12,484
   4/30/2017                    12,456                         12,757
   5/31/2017                    12,682                         13,134
   6/30/2017                    12,715                         13,266
   7/31/2017                    13,395                         14,057
   8/31/2017                    13,730                         14,371
   9/30/2017                    13,422                         14,314
  10/31/2017                    13,899                         14,815
  11/30/2017                    13,968                         14,845
  12/31/2017                    14,485                         15,378
   1/31/2018                    15,756                         16,660
   2/28/2018                    15,013                         15,891
   3/31/2018                    14,809                         15,596
   4/30/2018                    14,865                         15,527
   5/31/2018                    14,220                         14,977
   6/30/2018                    13,445                         14,355
   7/31/2018                    14,062                         14,670
   8/31/2018                    13,728                         14,273
   9/30/2018                    13,741                         14,198
  10/31/2018                    12,586                         12,961
  11/30/2018                    13,037                         13,495
  12/31/2018                    12,756                         13,138
   1/31/2019                    13,687                         14,288
   2/28/2019                    13,592                         14,320
   3/31/2019                    13,668                         14,440
   4/30/2019                    13,773                         14,744
   5/31/2019                    13,046                         13,675
   6/30/2019                    13,708                         14,528              Past performance is not predictive
   7/31/2019                    13,103                         14,350              of future performance.
   8/31/2019                    12,432                         13,651
   9/30/2019                    12,750                         13,911              The returns shown do not reflect
  10/31/2019                    13,194                         14,498              the deduction of taxes that a
                                                                                   shareholder would pay on fund
                                                                                   distributions or the redemption of
             AVERAGE ANNUAL         ONE          FIVE          TEN                 fund shares.
             TOTAL RETURN           YEAR         YEARS        YEARS
             --------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    4.83%        2.15%        2.81%                all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]


                    Emerging Markets value                  MSCI Emerging
                     Portfolio - Class R2           Markets Index (net dividends)
                  --------------------------        ----------------------------
  10/31/2009               $10,000                           $10,000
  11/30/2009                10,640                            10,430
  12/31/2009                11,160                            10,841
   1/31/2010                10,537                            10,237
   2/28/2010                10,593                            10,273
   3/31/2010                11,500                            11,102
   4/30/2010                11,613                            11,237
   5/31/2010                10,367                            10,248
   6/30/2010                10,425                            10,173
   7/31/2010                11,430                            11,020
   8/31/2010                11,179                            10,806
   9/30/2010                12,503                            12,007
  10/31/2010                12,971                            12,356
  11/30/2010                12,503                            12,029
  12/31/2010                13,555                            12,888
   1/31/2011                13,128                            12,538
   2/28/2011                12,911                            12,421
   3/31/2011                13,649                            13,152
   4/30/2011                14,129                            13,560
   5/31/2011                13,589                            13,204
   6/30/2011                13,304                            13,001
   7/31/2011                13,191                            12,943
   8/31/2011                11,848                            11,786
   9/30/2011                 9,721                            10,068
  10/31/2011                10,994                            11,402
  11/30/2011                10,434                            10,642
  12/31/2011                10,059                            10,513
   1/31/2012                11,450                            11,706
   2/29/2012                12,143                            12,407
   3/31/2012                11,620                            11,993
   4/30/2012                11,240                            11,850
   5/31/2012                 9,993                            10,521
   6/30/2012                10,443                            10,927
   7/31/2012                10,376                            11,140
   8/31/2012                10,517                            11,103
   9/30/2012                11,190                            11,773
  10/31/2012                11,041                            11,701
  11/30/2012                11,162                            11,850
  12/31/2012                11,973                            12,429
   1/31/2013                12,166                            12,601
   2/28/2013                11,957                            12,442
   3/31/2013                11,854                            12,228
   4/30/2013                11,954                            12,320
   5/31/2013                11,609                            12,004
   6/30/2013                10,628                            11,240
   7/31/2013                10,834                            11,357
   8/31/2013                10,604                            11,162
   9/30/2013                11,385                            11,888
  10/31/2013                11,897                            12,466
  11/30/2013                11,608                            12,284
  12/31/2013                11,489                            12,106
   1/31/2014                10,681                            11,320
   2/28/2014                10,919                            11,695
   3/31/2014                11,401                            12,054
   4/30/2014                11,472                            12,094
   5/31/2014                11,938                            12,516
   6/30/2014                12,247                            12,849
   7/31/2014                12,476                            13,097
   8/31/2014                12,751                            13,392
   9/30/2014                11,705                            12,400
  10/31/2014                11,689                            12,546
  11/30/2014                11,491                            12,413
  12/31/2014                10,954                            11,841
   1/31/2015                10,865                            11,912
   2/28/2015                11,248                            12,281
   3/31/2015                10,929                            12,106
   4/30/2015                12,010                            13,037
   5/31/2015                11,474                            12,515
   6/30/2015                11,108                            12,190
   7/31/2015                10,214                            11,345
   8/31/2015                 9,286                            10,319
   9/30/2015                 8,973                            10,009
  10/31/2015                 9,528                            10,723
  11/30/2015                 9,154                            10,304
  12/31/2015                 8,875                            10,075
   1/31/2016                 8,378                             9,421
   2/29/2016                 8,426                             9,406
   3/31/2016                 9,661                            10,650
   4/30/2016                 9,920                            10,708
   5/31/2016                 9,271                            10,309
   6/30/2016                 9,776                            10,721
   7/31/2016                10,390                            11,260
   8/31/2016                10,579                            11,540
   9/30/2016                10,725                            11,689
  10/31/2016                10,955                            11,716
  11/30/2016                10,569                            11,177
  12/31/2016                10,613                            11,202
   1/31/2017                11,281                            11,815
   2/28/2017                11,789                            12,176
   3/31/2017                12,119                            12,484
   4/30/2017                12,204                            12,757
   5/31/2017                12,417                            13,134
   6/30/2017                12,447                            13,266
   7/31/2017                13,112                            14,057
   8/31/2017                13,438                            14,371
   9/30/2017                13,136                            14,314
  10/31/2017                13,596                            14,815
  11/30/2017                13,664                            14,845
  12/31/2017                14,164                            15,378
   1/31/2018                15,405                            16,660
   2/28/2018                14,675                            15,891
   3/31/2018                14,474                            15,596
   4/30/2018                14,524                            15,527
   5/31/2018                13,894                            14,977
   6/30/2018                13,132                            14,355
   7/31/2018                13,730                            14,670
   8/31/2018                13,401                            14,273
   9/30/2018                13,412                            14,198
  10/31/2018                12,282                            12,961
  11/30/2018                12,720                            13,495
  12/31/2018                12,446                            13,138
   1/31/2019                13,350                            14,288
   2/28/2019                13,252                            14,320
   3/31/2019                13,327                            14,440
   4/30/2019                13,425                            14,744
   5/31/2019                12,711                            13,675
   6/30/2019                13,355                            14,528                 Past performance is not predictive
   7/31/2019                12,762                            14,350                 of future performance.
   8/31/2019                12,104                            13,651
   9/30/2019                12,413                            13,911                 The returns shown do not reflect
  10/31/2019                12,844                            14,498                 the deduction of taxes that a
                                                                                     shareholder would pay on fund
                                                                                     distributions or the redemption of
              AVERAGE ANNUAL         ONE          FIVE          TEN                  fund shares.
              TOTAL RETURN           YEAR         YEARS        YEARS
              --------------------------------------------------------------         MSCI data copyright MSCI 2019,
                                     4.57%        1.90%        2.53%                 all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI Emerging Markets Index (net dividends)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                   [CHART]

                        Emerging Markets Core        MSCI Emerging Markets
                           Equity Portfolio          Index (net dividends)
                          ------------------     ----------------------------
  10/31/2009                   $10,000                     $10,000
  11/30/2009                    10,612                      10,430
  12/31/2009                    11,097                      10,841
   1/31/2010                    10,488                      10,237
   2/28/2010                    10,604                      10,273
   3/31/2010                    11,518                      11,102
   4/30/2010                    11,628                      11,237
   5/31/2010                    10,501                      10,248
   6/30/2010                    10,590                      10,173
   7/31/2010                    11,547                      11,020
   8/31/2010                    11,393                      10,806
   9/30/2010                    12,755                      12,007
  10/31/2010                    13,130                      12,356
  11/30/2010                    12,779                      12,029
  12/31/2010                    13,718                      12,888
   1/31/2011                    13,285                      12,538
   2/28/2011                    13,056                      12,421
   3/31/2011                    13,798                      13,152
   4/30/2011                    14,343                      13,560
   5/31/2011                    13,947                      13,204
   6/30/2011                    13,753                      13,001
   7/31/2011                    13,722                      12,943
   8/31/2011                    12,483                      11,786
   9/30/2011                    10,418                      10,068
  10/31/2011                    11,740                      11,402
  11/30/2011                    11,239                      10,642
  12/31/2011                    10,886                      10,513
   1/31/2012                    12,168                      11,706
   2/29/2012                    12,932                      12,407
   3/31/2012                    12,528                      11,993
   4/30/2012                    12,250                      11,850
   5/31/2012                    10,962                      10,521
   6/30/2012                    11,453                      10,927
   7/31/2012                    11,459                      11,140
   8/31/2012                    11,580                      11,103
   9/30/2012                    12,240                      11,773
  10/31/2012                    12,157                      11,701
  11/30/2012                    12,342                      11,850
  12/31/2012                    13,116                      12,429
   1/31/2013                    13,232                      12,601
   2/28/2013                    13,142                      12,442
   3/31/2013                    13,002                      12,228
   4/30/2013                    13,150                      12,320
   5/31/2013                    12,789                      12,004
   6/30/2013                    11,871                      11,240
   7/31/2013                    12,033                      11,357
   8/31/2013                    11,722                      11,162
   9/30/2013                    12,558                      11,888
  10/31/2013                    13,099                      12,466
  11/30/2013                    12,884                      12,284
  12/31/2013                    12,770                      12,106
   1/31/2014                    11,963                      11,320
   2/28/2014                    12,396                      11,695
   3/31/2014                    12,849                      12,054
   4/30/2014                    12,940                      12,094
   5/31/2014                    13,367                      12,516
   6/30/2014                    13,714                      12,849
   7/31/2014                    13,839                      13,097
   8/31/2014                    14,268                      13,392
   9/30/2014                    13,274                      12,400
  10/31/2014                    13,348                      12,546
  11/30/2014                    13,208                      12,413
  12/31/2014                    12,653                      11,841
   1/31/2015                    12,753                      11,912
   2/28/2015                    13,121                      12,281
   3/31/2015                    12,901                      12,106
   4/30/2015                    13,790                      13,037
   5/31/2015                    13,302                      12,515
   6/30/2015                    12,947                      12,190
   7/31/2015                    12,081                      11,345
   8/31/2015                    11,028                      10,319
   9/30/2015                    10,795                      10,009
  10/31/2015                    11,413                      10,723
  11/30/2015                    11,046                      10,304
  12/31/2015                    10,773                      10,075
   1/31/2016                    10,274                       9,421
   2/29/2016                    10,213                       9,406
   3/31/2016                    11,556                      10,650
   4/30/2016                    11,693                      10,708
   5/31/2016                    11,192                      10,309
   6/30/2016                    11,812                      10,721
   7/31/2016                    12,461                      11,260
   8/31/2016                    12,585                      11,540
   9/30/2016                    12,754                      11,689
  10/31/2016                    12,768                      11,716
  11/30/2016                    12,074                      11,177
  12/31/2016                    12,104                      11,202
   1/31/2017                    12,843                      11,815
   2/28/2017                    13,345                      12,176
   3/31/2017                    13,760                      12,484
   4/30/2017                    14,004                      12,757
   5/31/2017                    14,276                      13,134
   6/30/2017                    14,404                      13,266
   7/31/2017                    15,112                      14,057
   8/31/2017                    15,463                      14,371
   9/30/2017                    15,346                      14,314
  10/31/2017                    15,834                      14,815
  11/30/2017                    15,933                      14,845
  12/31/2017                    16,529                      15,378
   1/31/2018                    17,696                      16,660
   2/28/2018                    16,892                      15,891
   3/31/2018                    16,806                      15,596
   4/30/2018                    16,586                      15,527
   5/31/2018                    15,981                      14,977
   6/30/2018                    15,148                      14,355
   7/31/2018                    15,627                      14,670
   8/31/2018                    15,241                      14,273
   9/30/2018                    14,965                      14,198
  10/31/2018                    13,700                      12,961
  11/30/2018                    14,350                      13,495
  12/31/2018                    14,008                      13,138
   1/31/2019                    15,151                      14,288
   2/28/2019                    15,056                      14,320
   3/31/2019                    15,214                      14,440
   4/30/2019                    15,418                      14,744
   5/31/2019                    14,529                      13,675               Past performance is not predictive
   6/30/2019                    15,345                      14,528               of future performance.
   7/31/2019                    14,941                      14,350
   8/31/2019                    14,311                      13,651               The returns shown do not reflect
   9/30/2019                    14,703                      13,911               the deduction of taxes that a
  10/31/2019                    15,290                      14,498               shareholder would pay on fund
                                                                                 distributions or the redemption of
             AVERAGE ANNUAL          ONE         FIVE         TEN                fund shares.
             TOTAL RETURN            YEAR        YEARS       YEARS
             ------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    11.61%       2.75%       4.34%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS TARGETED VALUE PORTFOLIO VS.
MSCI Emerging Markets Index (net dividends)
NOVEMBER 14, 2018-OCTOBER 31, 2019

                                          [CHART]


                         Emerging Markets           MSCI Emerging Markets
                     Targeted Value Portfolio       Index (net dividends)
                     ------------------------       ---------------------
      11/14/2018             $10,000                      $10,000
      11/30/2018              10,230                       10,278
      12/31/2018              10,038                       10,005
       1/31/2019              10,839                       10,881
       2/28/2019              10,809                       10,906
       3/31/2019              10,869                       10,997
       4/30/2019              10,879                       11,229
       5/31/2019              10,328                       10,414            Past performance is not predictive
       6/30/2019              10,859                       11,064            of future performance.
       7/31/2019              10,508                       10,929
       8/31/2019               9,978                       10,396            The returns shown do not reflect
       9/30/2019              10,098                       10,594            the deduction of taxes that a
      10/31/2019              10,438                       11,041            shareholder would pay on fund
                                                                             distributions or the redemption of
                    AVERAGE ANNUAL              SINCE                        fund shares.
                    TOTAL RETURN              INCEPTION
                    ----------------------------------------------           MSCI data copyright MSCI 2019,
                                                4.38%                        all rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW             12 MONTHS ENDED OCTOBER 31, 2019

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                         12 MONTHS ENDED OCTOBER 31, 2019
                         --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI World ex USA Index.....................................         11.08%
MSCI World ex USA Mid Cap Index.............................         10.71%
MSCI World ex USA Small Cap Index...........................          8.61%
MSCI World ex USA Value Index...............................          5.95%
MSCI World ex USA Growth Index..............................         16.25%

   For the 12 Months Ended October 31, 2019, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                                  12 MONTHS ENDED OCTOBER 31, 2019
                                  --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP               LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------               ------------ ----------------------
Japan............................................................     4.57%             9.16%
United Kingdom...................................................     5.73%             7.08%
France...........................................................    14.29%            12.54%
Canada...........................................................    11.54%            11.45%
Switzerland......................................................    16.43%            18.69%
Germany..........................................................     9.14%             7.46%
Australia........................................................    20.12%            16.76%
Netherlands......................................................    21.77%            20.09%
Hong Kong........................................................    15.60%            15.63%
Spain............................................................     7.47%             5.82%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   Emerging markets had positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

                         12 MONTHS ENDED OCTOBER 31, 2019
                         --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI Emerging Markets Index.................................         11.86%
MSCI Emerging Markets Mid Cap Index.........................         11.08%
MSCI Emerging Markets Small Cap Index.......................          9.69%
MSCI Emerging Markets Value Index...........................          6.00%
MSCI Emerging Markets Growth Index..........................         17.97%

   For the 12 Months Ended October 31, 2019, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                                  12 MONTHS ENDED OCTOBER 31, 2019
                                  --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP                        LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------                        ------------ ----------------------
China............................................................    12.94%            12.90%
Korea............................................................     7.43%             5.22%
Taiwan...........................................................    20.39%            22.38%
India............................................................    12.67%            17.46%
Brazil...........................................................    22.35%            13.21%
South Africa.....................................................    10.59%             8.41%
Russia...........................................................    31.36%            34.30%
Thailand.........................................................    -4.10%             5.28%
Mexico...........................................................     1.02%             6.71%
Saudi Arabia.....................................................    -1.29%            -1.27%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

LARGE CAP INTERNATIONAL PORTFOLIO

   The Large Cap International Portfolio invests in developed ex U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification. with increased exposure to stocks with smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap segment of developed ex U.S. markets. As of October 31, 2019, the Portfolio held approximately 1,400 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 10.38% for the Portfolio and 11.08% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio's emphasis on stocks with smaller relative market capitalizations and consequent lesser allocation to stocks with larger market capitalizations had a negative impact on performance relative to the benchmark, as these stocks underperformed their larger counterparts. At the sector level, the Portfolio's exclusion of real estate investment trusts (REITs) had a negative impact on relative performance, as REITs generally outperformed in developed ex U.S. markets.

INTERNATIONAL CORE EQUITY PORTFOLIO

   The International Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 5,300 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 7.67% for the Portfolio and 11.08% for the MSCI

World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks in developed ex U.S. markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. The Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks underperformed high relative price (growth) stocks.

GLOBAL SMALL COMPANY PORTFOLIO

   The Global Small Company Portfolio is designed to capture the returns of global small company stocks by purchasing shares of seven funds (which shall be collectively referred to below as the "Underlying Funds") managed by Dimensional that individually invest in Canada, the United States, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, the Asia Pacific region (ex Japan), and emerging markets. The Underlying Funds generally exclude stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Underlying Funds collectively held approximately 10,600 securities in 41 eligible developed and emerging markets.

   For the 12 months ended October 31, 2019, total returns were 4.29% for the Portfolio and 8.03% for the MSCI All Country World Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than by the behavior of a limited number of stocks. The Underlying Funds' greater emphasis on stocks with smaller market capitalizations had a negative impact on performance relative to the benchmark, as these stocks underperformed. At the sector level, the Underlying Funds' exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed globally.

INTERNATIONAL SMALL COMPANY PORTFOLIO

   The International Small Company Portfolio invests in developed ex U.S. small company stocks by purchasing shares of five Master Funds managed by Dimensional that invest individually in Canada, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region (ex Japan). The Portfolio generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Master Funds collectively held approximately 4,400 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 6.44% for the Portfolio and 8.61% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Funds' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. At the sector level, the Master Funds' exclusion of real estate investment trusts (REITs) detracted from performance relative to the benchmark, as REITs generally outperformed in developed ex U.S. markets. With micro-caps underperforming small-caps for the period, the Master Funds' greater allocation to micro-cap stocks also detracted from relative performance.

JAPANESE SMALL COMPANY PORTFOLIO

   The Japanese Small Company Portfolio invests in Japanese small company stocks by purchasing shares of the Japanese Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Master Fund held approximately 1,800 securities. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 4.01% for the Portfolio and 9.31% for the MSCI Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Master Fund's greater allocations to small- and micro-caps detracted from performance relative to the benchmark, as stocks with smaller market capitalizations underperformed. The Master Fund's exclusion of stocks with the lowest profitability and highest relative price had a negative impact on relative performance, as those stocks outperformed. At the sector level, the Master Fund's exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in Japan.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

   The Asia Pacific Small Company Portfolio invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore by purchasing shares of the Asia Pacific Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Master Fund held approximately 810 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 4.81% for the Portfolio and 11.11% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, as small-caps underperformed mid-caps in Asia Pacific (ex Japan) markets for the year. At the sector level, the Master Fund's exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in Asia Pacific (ex Japan) markets. The Master Fund's exclusion of stocks with the lowest profitability and highest relative price had a negative impact on relative performance, as those securities also outperformed.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

   The United Kingdom Small Company Portfolio invests in small company stocks in the U.K. by purchasing shares of The United Kingdom Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Master Fund held approximately 350 securities. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 10.14% for the Portfolio and 9.41% for the MSCI United Kingdom Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.K. equity market rather than by the behavior of a limited number of stocks. The Master Fund's exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those securities underperformed for the year. Conversely, at the sector level, the Master Fund's exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in the U.K.

CONTINENTAL SMALL COMPANY PORTFOLIO

   The Continental Small Company Portfolio invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares of the Continental Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Master Fund held approximately 1,100 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 7.94% for the Portfolio and 6.25% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in eligible markets rather than by the behavior of a limited number of stocks. The Master Fund and its benchmark use different methodologies to determine which small-cap stocks are eligible for purchase or to hold. This methodology variance led to country-by-country differences between the maximum market capitalization of small-cap stocks bought and held by the

Master Fund relative to the benchmark, which in turn led to differences in holdings between the Master Fund and the benchmark. These holdings differences contributed positively to the Master Fund's performance relative to the benchmark. The Master Fund's exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as those securities underperformed for the year. Conversely, at the sector level, the Master Fund's exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in eligible markets.

GLOBAL REAL ESTATE MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2019

   Publicly traded global real estate investment trusts (REITs) had positive returns for the period. REITs generally outperformed U.S., developed non-U.S., and emerging markets equities. The U.S. REIT market, the world's largest, had positive performance for the period but underperformed non-U.S. REITs. Among non-U.S. REIT markets, Israel, Greece, and Thailand were among the strongest performers, while Turkey, the Netherlands, and Italy lagged. At the REIT industry level, industrial and residential REITs generally outperformed, while hotel and resort REITs and retail REITs generally underperformed.

                         12 MONTHS ENDED OCTOBER 31, 2019
                         --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
Dow Jones U.S. Select REIT lndex/SM/........................         20.72%
S&P Global ex U.S. REIT Index...............................         22.87%
S&P Global REIT Index.......................................         21.68%

Source: Returns are of Standard and Poor's (S&P) indices net of foreign withholding taxes on dividends. Copyright S&P, 2019. All rights reserved.

   For Portfolios investing in non-U.S. REITs and REIT-like securities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA International Real Estate Securities Portfolio invests in a broadly diversified portfolio of real estate securities in developed ex U.S. and emerging markets. As of October 31, 2019, the Portfolio held approximately 280 securities in 21 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 22.54% for the Portfolio and 22.87% for the S&P Global ex US REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was generally determined by broad trends in international real estate securities markets rather than by the behavior of a limited number of stocks. Countries included in the benchmark but not in the Portfolio, particularly Thailand, generally outperformed, detracting from the Portfolio's relative performance.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA Global Real Estate Securities Portfolio invests in a broadly diversified group of real estate securities in domestic and international markets, including emerging markets. As of the date of this report, the Portfolio's investments included the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2019, the Portfolio held, either directly or through the underlying portfolios, approximately 440 securities in 22 eligible developed and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 24.55% for the Portfolio and 21.68% for the S&P Global REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was generally determined by broad trends in global real estate markets rather than by the behavior of a limited number of stocks. The Portfolio's broader inclusion of specialized REITs had a positive impact on performance relative to the benchmark as did withholding tax rate differences between the Portfolio and the benchmark.

INTERNATIONAL EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2019

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                         12 MONTHS ENDED OCTOBER 31, 2019
                         --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI World ex USA Index.....................................         11.08%
MSCI World ex USA Mid Cap Index.............................         10.71%
MSCI World ex USA Small Cap Index...........................          8.61%
MSCI World ex USA Value Index...............................          5.95%
MSCI World ex USA Growth Index..............................         16.25%

   For the 12 Months Ended October 31, 2019, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                                  12 MONTHS ENDED OCTOBER 31, 2019
                                  --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP               LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------               ------------ ----------------------
Japan............................................................     4.57%             9.16%
United Kingdom...................................................     5.73%             7.08%
France...........................................................    14.29%            12.54%
Canada...........................................................    11.54%            11.45%
Switzerland......................................................    16.43%            18.69%
Germany..........................................................     9.14%             7.46%
Australia........................................................    20.12%            16.76%
Netherlands......................................................    21.77%            20.09%
Hong Kong........................................................    15.60%            15.63%
Spain............................................................     7.47%             5.82%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   Emerging markets had positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

                         12 MONTHS ENDED OCTOBER 31, 2019
                         --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI Emerging Markets Index.................................         11.86%
MSCI Emerging Markets Mid Cap Index.........................         11.08%
MSCI Emerging Markets Small Cap Index.......................          9.69%
MSCI Emerging Markets Value Index...........................          6.00%
MSCI Emerging Markets Growth Index..........................         17.97%

   For the 12 Months Ended October 31, 2019, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of emerging markets.

                                  12 MONTHS ENDED OCTOBER 31, 2019
                                  --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP                        LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------                        ------------ ----------------------
China............................................................    12.94%            12.90%
Korea............................................................     7.43%             5.22%
Taiwan...........................................................    20.39%            22.38%
India............................................................    12.67%            17.46%
Brazil...........................................................    22.35%            13.21%
South Africa.....................................................    10.59%             8.41%
Russia...........................................................    31.36%            34.30%
Thailand.........................................................    -4.10%             5.28%
Mexico...........................................................     1.02%             6.71%
Saudi Arabia.....................................................    -1.29%            -1.27%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

   The DFA International Small Cap Value Portfolio invests in small-cap value stocks in developed ex U.S. markets, with an emphasis on those with higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 2,100 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 2.94% for the Portfolio and 8.61% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio's focus on value stocks detracted from performance relative to the style neutral benchmark. At the sector level, the Portfolio's exclusion of real estate investment trusts (REITs) also had a negative impact on relative performance, as REITs generally outperformed in developed ex U.S. markets.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

   The International Vector Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio's increased exposure to small capitalization and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in developed ex U.S. markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 4,700 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 5.49% for the Portfolio and 11.08% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks in developed ex U.S. markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. The Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks underperformed high relative price (growth) stocks.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

   The International High Relative Profitability Portfolio invests in developed ex U.S. large-cap stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap high relative profitability segment of developed ex U.S. markets. As of October 31, 2019, the Portfolio held approximately 560 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 13.19% for the Portfolio and 11.08% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio's focus on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed lower-profitability stocks within the large-cap segment of the market for the period.

WORLD EX U.S. VALUE PORTFOLIO

   The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in developed ex U.S. and emerging markets. The Portfolio may pursue its objective by holding direct securities; by purchasing shares of funds managed by Dimensional: the DFA International Value Series, the DFA International Small Cap Value Portfolio, and the Dimensional Emerging Markets Value Fund (the "Underlying Funds"); or by a combination of securities and Underlying Funds. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio, directly and through the Underlying Funds, held approximately 5,100 securities in 41 eligible developed ex U.S. and emerging markets.

   For the 12 months ended October 31, 2019, total returns were 3.75% for the Portfolio and 11.27% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. The Underlying Funds' focus on low relative price (value) stocks had a negative impact on performance relative to the style-neutral benchmark, as value stocks generally underperformed high relative price (growth) stocks globally. With small-caps underperforming large-caps globally for the period, the Underlying Funds' inclusion of and greater emphasis on small-cap stocks also detracted from performance relative to the benchmark which is composed primarily of large- and mid-cap stocks.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

   The World ex U.S. Targeted Value Portfolio invests in small- and mid-cap value stocks in developed ex U.S. and emerging markets, with an emphasis on those with higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 4,200 securities in 40 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 4.99% for the Portfolio and 8.77% for the MSCI All Country World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks in developed ex U.S. markets, the Portfolio's focus on value stocks detracted from performance relative to the style-neutral benchmark. At the sector level, the Portfolio's exclusion of real estate investment trusts (REITs) also had a negative impact on relative performance, as REITs generally outperformed in developed ex U.S. and emerging markets.

WORLD EX U.S. CORE EQUITY PORTFOLIO

   The World ex U.S. Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. and emerging markets with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 9,200 securities in 43 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 8.64% for the Portfolio and 11.27% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks in developed ex U.S. and emerging markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. The Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks underperformed high relative price (growth) stocks in developed ex U.S. and emerging markets.

WORLD CORE EQUITY PORTFOLIO

   The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional. As of the date of this report, the Portfolio's investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Underlying Funds collectively held more than 13,300 equity securities in 44 eligible developed and emerging markets.

   For the 12 months ended October 31, 2019, total returns were 9.94% for the Portfolio and 12.59% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than by the behavior of a limited group of stocks. With small-caps underperforming large-caps globally for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). With low relative price (value) stocks generally underperforming high relative price (growth) stocks globally, the Underlying Funds' greater emphasis on value stocks also had a negative impact on relative performance.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of other mutual funds managed by Dimensional. As of the date of this report, the Portfolio invests in the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Underlying Funds collectively held approximately 13,100 securities in 44 eligible developed and emerging markets.

   For the 12 months ended October 31, 2019, total returns were 10.10% for the Portfolio and 12.59% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets (rather than by the behavior of a limited group of stocks in a particular industry or country) and by the effect of the Portfolio's currency hedging activity. With small-caps underperforming large-caps globally for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). With low relative price (value) stocks generally underperforming high relative price (growth) stocks globally, the Underlying Funds' greater emphasis on value stocks also had a negative impact on relative performance. The Portfolio's strategy of selectively hedging foreign currency exposure contributed positively to performance relative to the benchmark (which does not hedge currency exposure), as the U.S. dollar generally strengthened against the currencies to which the Portfolio had hedged its exposure.

EMERGING MARKETS PORTFOLIO

   The Emerging Markets Portfolio invests in large-cap stocks in emerging markets by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the large-cap segment of emerging markets. As of October 31, 2019, the Master Fund held approximately 1,200 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 11.06% for the Portfolio and 11.86% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks underperformed high relative price (growth) stocks in emerging markets for the period.

EMERGING MARKETS SMALL CAP PORTFOLIO

   The Emerging Markets Small Cap Portfolio invests in small company stocks in emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. The Master Fund's investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Master Fund held approximately 4,200 securities in 18 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 12.96% for the Portfolio and 11.86% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund's greater allocations to Taiwan and Brazil had a positive impact on relative performance, as small-caps in Taiwan and Brazil outperformed for the period.

EMERGING MARKETS VALUE PORTFOLIO

   The Emerging Markets Value Portfolio invests in value stocks of large and small companies in emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the value segment of emerging markets. As of October 31, 2019, the Master Fund held approximately 2,500 securities in 19 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 4.57% for the Portfolio's Class R2 shares, 4.83% for the Portfolio's Institutional
Class shares, and 11.86% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, the Master Fund's performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund's focus on low relative price (value) stocks had a negative impact on performance relative to the style-neutral benchmark, as value stocks underperformed high relative price (growth) stocks in emerging markets for the period. With small-cap stocks underperforming large-cap stocks, the Master Fund's inclusion of small-caps also detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the Master Fund's focus on value stocks had a particularly negative impact in China, as Chinese value stocks underperformed.

EMERGING MARKETS CORE EQUITY PORTFOLIO

   The Emerging Markets Core Equity Portfolio invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 4,900 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 11.61% for the Portfolio and 11.86% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on low relative price (value) stocks and consequent lesser allocation to high relative price (growth) stocks detracted from performance relative to the benchmark, as value stocks underperformed growth stocks in emerging markets for the period. With small-cap stocks underperforming large-cap stocks in emerging markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. Conversely, the Portfolio's greater emphasis on stocks with higher profitability contributed positively to relative performance, as higher-profitability stocks generally outperformed lower-profitability stocks for the period.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

   The Emerging Markets Targeted Value Portfolio invests in value stocks of small- and mid-cap companies in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the small- and mid-cap value segment of emerging markets. As of October 31, 2019, the Portfolio held approximately 1,600 securities in 18 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the period from the Portfolio's inception on November 14, 2018, through October 31, 2019, total returns were 4.38% for the Portfolio and 10.41% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Portfolio's focus on low relative price (value) stocks had a negative impact on performance relative to the style-neutral benchmark, as value stocks underperformed high relative price (growth) stocks in emerging markets for the period. With small-cap and mid-cap stocks underperforming large-cap stocks, the Portfolio's focus on small- and mid-cap stocks also detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLES

                                                             BEGINNING  ENDING               EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                               VALUE    VALUE     EXPENSE     DURING
                                                             05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                                             --------- --------- ---------- ----------
LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return.......................................... $1,000.00 $1,023.80    0.24%     $1.22
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.00    0.24%     $1.22

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return.......................................... $1,000.00 $1,014.00    0.30%     $1.52
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.69    0.30%     $1.53

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                     BEGINNING  ENDING               EXPENSES
                                                      ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                       VALUE    VALUE     EXPENSE     DURING
                                                     05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                                     --------- --------- ---------- ----------
GLOBAL SMALL COMPANY PORTFOLIO (2)
----------------------------------
Actual Fund Return.................................. $1,000.00 $  990.20    0.49%     $2.46
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.74    0.49%     $2.50

INTERNATIONAL SMALL COMPANY PORTFOLIO (2)
-----------------------------------------
Actual Fund Return.................................. $1,000.00 $1,014.50    0.54%     $2.74
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.48    0.54%     $2.75

JAPANESE SMALL COMPANY PORTFOLIO (3)
------------------------------------
Actual Fund Return.................................. $1,000.00 $1,056.90    0.55%     $2.85
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.43    0.55%     $2.80

ASIA PACIFIC SMALL COMPANY PORTFOLIO (3)
----------------------------------------
Actual Fund Return.................................. $1,000.00 $  957.00    0.57%     $2.81
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.33    0.57%     $2.91

UNITED KINGDOM SMALL COMPANY PORTFOLIO (3)
------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,007.70    0.59%     $2.99
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.23    0.59%     $3.01

CONTINENTAL SMALL COMPANY PORTFOLIO (3)
---------------------------------------
Actual Fund Return.................................. $1,000.00 $1,007.90    0.56%     $2.83
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.38    0.56%     $2.85

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,102.20    0.28%     $1.48
Hypothetical 5% Annual Return....................... $1,000.00 $1,023.79    0.28%     $1.43

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO (4)
-----------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,108.10    0.24%     $1.28
Hypothetical 5% Annual Return....................... $1,000.00 $1,024.00    0.24%     $1.22

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,006.30    0.69%     $3.49
Hypothetical 5% Annual Return....................... $1,000.00 $1,021.73    0.69%     $3.52

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return.................................. $1,000.00 $1,006.20    0.50%     $2.53
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.69    0.50%     $2.55

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
---------------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,033.40    0.35%     $1.79
Hypothetical 5% Annual Return....................... $1,000.00 $1,023.44    0.35%     $1.79

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                BEGINNING  ENDING               EXPENSES
                                                 ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                  VALUE    VALUE     EXPENSE     DURING
                                                05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                                --------- --------- ---------- ----------
WORLD EX U.S. VALUE PORTFOLIO (2)
---------------------------------
Actual Fund Return............................. $1,000.00 $  983.00    0.54%     $2.70
Hypothetical 5% Annual Return.................. $1,000.00 $1,022.48    0.54%     $2.75

WORLD EX U.S. TARGETED VALUE PORTFOLIO
--------------------------------------
Actual Fund Return............................. $1,000.00 $  990.20    0.69%     $3.46
Hypothetical 5% Annual Return.................. $1,000.00 $1,021.73    0.69%     $3.52

WORLD EX U.S. CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return............................. $1,000.00 $1,005.70    0.38%     $1.92
Hypothetical 5% Annual Return.................. $1,000.00 $1,023.29    0.38%     $1.94

WORLD CORE EQUITY PORTFOLIO (2)
-------------------------------
Actual Fund Return............................. $1,000.00 $1,016.60    0.33%     $1.68
Hypothetical 5% Annual Return.................. $1,000.00 $1,023.54    0.33%     $1.68

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO (2)
----------------------------------------------
Actual Fund Return............................. $1,000.00 $1,015.30    0.37%     $1.88
Hypothetical 5% Annual Return.................. $1,000.00 $1,023.34    0.37%     $1.89

EMERGING MARKETS PORTFOLIO (3)
------------------------------
Actual Fund Return............................. $1,000.00 $  991.40    0.48%     $2.41
Hypothetical 5% Annual Return.................. $1,000.00 $1,022.79    0.48%     $2.45

EMERGING MARKETS SMALL CAP PORTFOLIO (3)
----------------------------------------
Actual Fund Return............................. $1,000.00 $  987.40    0.72%     $3.61
Hypothetical 5% Annual Return.................. $1,000.00 $1,021.58    0.72%     $3.67

EMERGING MARKETS VALUE PORTFOLIO (3)
------------------------------------
Actual Fund Return
   Class R2 Shares............................. $1,000.00 $  956.70    0.81%     $3.99
   Institutional Class Shares.................. $1,000.00 $  958.00    0.56%     $2.76
Hypothetical 5% Annual Return
   Class R2 Shares............................. $1,000.00 $1,021.12    0.81%     $4.13
   Institutional Class Shares.................. $1,000.00 $1,022.38    0.56%     $2.85

EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return............................. $1,000.00 $  991.70    0.53%     $2.66
Hypothetical 5% Annual Return.................. $1,000.00 $1,022.53    0.53%     $2.70

EMERGING MARKETS TARGETED VALUE PORTFOLIO
-----------------------------------------
Actual Fund Return............................. $1,000.00 $  959.50    0.85%     $4.20

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                   BEGINNING  ENDING               EXPENSES
                                    ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                     VALUE    VALUE     EXPENSE     DURING
                                   05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                   --------- --------- ---------- ----------
   Hypothetical 5% Annual Return.. $1,000.00 $1,020.92    0.85%     $4.33

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Underlying Funds (Affiliated Investment Companies).
(3)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).
(4)The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 30, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUNDS

                                               AFFILIATED INVESTMENT COMPANIES
                                               -------------------------------
  Japanese Small Company Portfolio............              100.0%
  Asia Pacific Small Company Portfolio........              100.0%
  United Kingdom Small Company Portfolio......              100.0%
  Continental Small Company Portfolio.........              100.0%
  Emerging Markets Portfolio..................              100.0%
  Emerging Markets Small Cap Portfolio........              100.0%
  Emerging Markets Value Portfolio............              100.0%

  FUNDS OF FUNDS

                                               AFFILIATED INVESTMENT COMPANIES
                                               -------------------------------
  Global Small Company Portfolio..............              100.0%
  International Small Company Portfolio.......              100.0%
  World ex U.S. Value Portfolio...............              100.0%
  World Core Equity Portfolio.................              100.0%
  Selectively Hedged Global Equity Portfolio..              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

                       LARGE CAP INTERNATIONAL PORTFOLIO

Communication Services.............   5.8%
Consumer Discretionary.............  13.0%
Consumer Staples...................  10.3%
Energy.............................   6.5%
Financials.........................  17.9%
Health Care........................   9.9%
Industrials........................  15.6%
Information Technology.............   6.2%
Materials..........................   9.3%
Real Estate........................   2.0%
Utilities..........................   3.5%
                                    -----
                                    100.0%

                      INTERNATIONAL CORE EQUITY PORTFOLIO

Communication Services.............   5.8%
Consumer Discretionary.............  14.5%
Consumer Staples...................   7.7%
Energy.............................   6.2%
Financials.........................  16.0%
Health Care........................   6.9%
Industrials........................  18.3%
Information Technology.............   6.5%
Materials..........................  12.0%
Real Estate........................   2.8%
Utilities..........................   3.3%
                                    -----
                                    100.0%

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

Real Estate........................ 100.0%
                                    -----
                                    100.0%

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

Affiliated Investment Companies....  49.9%
Real Estate........................  50.1%
                                    -----
                                    100.0%

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

Communication Services.............   2.4%
Consumer Discretionary.............  14.6%
Consumer Staples...................   4.5%
Energy.............................   6.5%
Financials.........................  20.0%
Health Care........................   2.2%
Industrials........................  23.7%
Information Technology.............   4.3%
Materials..........................  16.6%
Real Estate........................   3.5%
Utilities..........................   1.7%
                                    -----
                                    100.0%

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

Communication Services.............   5.0%
Consumer Discretionary.............  14.8%
Consumer Staples...................   5.7%
Energy.............................   6.5%
Financials.........................  18.0%
Health Care........................   4.8%
Industrials........................  20.0%
Information Technology.............   6.5%
Materials..........................  13.1%
Real Estate........................   3.3%
Utilities..........................   2.3%
                                    -----
                                    100.0%

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

Communication Services.............   9.4%
Consumer Discretionary.............  16.9%
Consumer Staples...................  12.9%
Energy.............................   3.0%
Financials.........................   5.4%
Health Care........................  13.1%
Industrials........................  20.0%
Information Technology.............   7.3%
Materials..........................   9.4%
Real Estate........................   0.8%
Utilities..........................   1.8%
                                    -----
                                    100.0%

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

Communication Services.............   3.3%
Consumer Discretionary.............  14.0%
Consumer Staples...................   4.6%
Energy.............................   5.1%
Financials.........................  17.9%
Health Care........................   2.4%
Industrials........................  21.4%
Information Technology.............   7.7%
Materials..........................  16.9%
Real Estate........................   4.6%
Utilities..........................   2.1%
                                    -----
                                    100.0%

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

Communication Services.............   6.4%
Consumer Discretionary.............  13.6%
Consumer Staples...................   7.5%
Energy.............................   6.2%
Financials.........................  16.3%
Health Care........................   6.2%
Industrials........................  16.1%
Information Technology.............   9.2%
Materials..........................  11.3%
Real Estate........................   3.8%
Utilities..........................   3.4%
                                    -----
                                    100.0%

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

Communication Services.............   7.4%
Consumer Discretionary.............  10.6%
Consumer Staples...................   7.2%
Energy.............................   7.3%
Financials.........................  18.3%
Health Care........................   3.1%
Industrials........................   8.7%
Information Technology.............  19.6%
Materials..........................  10.3%
Real Estate........................   3.9%
Utilities..........................   3.6%
                                    -----
                                    100.0%

                   EMERGING MARKETS TARGETED VALUE PORTFOLIO

Communication Services.............   2.6%
Consumer Discretionary.............  11.5%
Consumer Staples...................   5.0%
Energy.............................   4.3%
Financials.........................  15.7%
Health Care........................   4.4%
Industrials........................  16.4%
Information Technology.............  13.8%
Materials..........................  16.6%
Real Estate........................   7.5%
Utilities..........................   2.2%
                                    -----
                                    100.0%

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                     PERCENTAGE
                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                         --------- ------------------------------- ---------------
COMMON STOCKS -- (96.1%)
AUSTRALIA -- (6.1%)
   BHP Group, Ltd.......................   842,811          $ 20,659,364                 0.4%
   Commonwealth Bank of Australia.......   512,071            27,764,537                 0.5%
   CSL, Ltd.............................   133,309            23,509,875                 0.4%
   National Australia Bank, Ltd.........   785,876            15,426,065                 0.3%
   Westpac Banking Corp.................   772,384            14,996,211                 0.3%
   Other Securities.....................                     231,330,973                 4.3%
                                                            ------------                ----
TOTAL AUSTRALIA.........................                     333,687,025                 6.2%
                                                            ------------                ----

AUSTRIA -- (0.2%)
   Other Securities.....................                      12,151,026                 0.2%
                                                            ------------                ----

BELGIUM -- (1.1%)
   Anheuser-Busch InBev SA..............   265,831            21,457,184                 0.4%
   Other Securities.....................                      36,423,225                 0.7%
                                                            ------------                ----
TOTAL BELGIUM...........................                      57,880,409                 1.1%
                                                            ------------                ----

CANADA -- (8.6%)
   Bank of Montreal, (2073174)..........   205,319            15,191,553                 0.3%
   Royal Bank of Canada.................   250,890            20,237,304                 0.4%
   Royal Bank of Canada.................   216,240            17,441,918                 0.3%
   Other Securities.....................                     420,177,260                 7.8%
                                                            ------------                ----
TOTAL CANADA............................                     473,048,035                 8.8%
                                                            ------------                ----

DENMARK -- (1.5%)
   Novo Nordisk A.S., Class B...........   483,626            26,593,962                 0.5%
   Other Securities.....................                      56,736,791                 1.0%
                                                            ------------                ----
TOTAL DENMARK...........................                      83,330,753                 1.5%
                                                            ------------                ----

FINLAND -- (1.2%)
   Other Securities.....................                      63,955,265                 1.2%
                                                            ------------                ----

FRANCE -- (9.8%)
   Air Liquide SA.......................   133,647            17,769,844                 0.3%
   Airbus SE............................   178,673            25,632,114                 0.5%
   Danone SA............................   170,573            14,130,474                 0.3%
   L'Oreal SA...........................    57,248            16,719,946                 0.3%
   LVMH Moet Hennessy Louis Vuitton SE..    92,526            39,513,747                 0.7%
   Sanofi...............................   234,559            21,623,305                 0.4%
   Total SA.............................   715,241            37,813,499                 0.7%
#  Vinci SA.............................   180,868            20,292,708                 0.4%
   Other Securities.....................                     342,506,362                 6.4%
                                                            ------------                ----
TOTAL FRANCE............................                     536,001,999                10.0%
                                                            ------------                ----

GERMANY -- (6.9%)
   Adidas AG............................    55,653            17,203,830                 0.3%
   Allianz SE...........................    71,677            17,505,139                 0.3%
   BASF SE..............................   230,485            17,521,286                 0.3%
   Bayer AG.............................   294,208            22,823,529                 0.4%
   Daimler AG...........................   354,259            20,661,355                 0.4%
   Deutsche Telekom AG.................. 1,086,899            19,124,595                 0.4%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                         --------- ------------------------------- ---------------
GERMANY -- (Continued)
   SAP SE...............................   219,235         $   29,048,954                0.5%
   Siemens AG...........................   179,739             20,741,879                0.4%
   Other Securities.....................                      215,720,813                4.1%
                                                           --------------               ----
TOTAL GERMANY...........................                      380,351,380                7.1%
                                                           --------------               ----

HONG KONG -- (3.0%)
   AIA Group, Ltd....................... 3,211,400             31,979,820                0.6%
   Other Securities.....................                      132,539,019                2.5%
                                                           --------------               ----
TOTAL HONG KONG.........................                      164,518,839                3.1%
                                                           --------------               ----

IRELAND -- (0.7%)
   Other Securities.....................                       36,959,396                0.7%
                                                           --------------               ----

ISRAEL -- (0.5%)
   Other Securities.....................                       26,915,131                0.5%
                                                           --------------               ----

ITALY -- (2.1%)
   Enel SpA............................. 2,271,536             17,605,218                0.3%
   Other Securities.....................                       98,730,731                1.9%
                                                           --------------               ----
TOTAL ITALY.............................                      116,335,949                2.2%
                                                           --------------               ----

JAPAN -- (22.6%)
   KDDI Corp............................   633,700             17,535,203                0.3%
   SoftBank Group Corp..................   657,976             25,309,971                0.5%
   Sony Corp............................   385,400             23,458,968                0.5%
   Toyota Motor Corp ...................   669,423             46,445,159                0.9%
#  Toyota Motor Corp., Sponsored ADR....    88,432             12,252,254                0.2%
   Other Securities.....................                    1,112,756,533               20.7%
                                                           --------------               ----
TOTAL JAPAN.............................                    1,237,758,088               23.1%
                                                           --------------               ----

NETHERLANDS -- (3.1%)
#  ASML Holding NV......................    72,895             19,096,303                0.4%
   Koninklijke Ahold Delhaize NV........   661,292             16,479,433                0.3%
#  Unilever NV..........................   268,265             15,856,252                0.3%
   Other Securities.....................                      119,250,610                2.2%
                                                           --------------               ----
TOTAL NETHERLANDS.......................                      170,682,598                3.2%
                                                           --------------               ----

NEW ZEALAND -- (0.3%)
   Other Securities.....................                       17,770,579                0.3%
                                                           --------------               ----

NORWAY -- (0.8%)
   Other Securities.....................                       41,298,731                0.8%
                                                           --------------               ----

PORTUGAL -- (0.2%)
   Other Securities.....................                        8,680,900                0.2%
                                                           --------------               ----

SINGAPORE -- (1.1%)
   Other Securities.....................                       58,441,542                1.1%
                                                           --------------               ----

SPAIN -- (2.4%)
   Banco Santander SA................... 4,226,484             16,970,591                0.3%
   Iberdrola S.A........................ 2,031,389             20,880,636                0.4%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                   ---------- ------------------------------- ---------------
SPAIN -- (Continued)
   Other Securities...............................                    $   94,367,295                1.8%
                                                                      --------------              ------
TOTAL SPAIN.......................................                       132,218,522                2.5%
                                                                      --------------              ------

SWEDEN -- (2.5%)
   Other Securities...............................                       137,326,511                2.6%
                                                                      --------------              ------

SWITZERLAND -- (7.6%)
   Nestle SA......................................    891,325             95,355,118                1.8%
   Novartis AG....................................    448,358             39,175,369                0.7%
   Roche Holding AG...............................      7,984              2,380,244                0.1%
   Roche Holding AG...............................    217,168             65,357,969                1.2%
   Other Securities...............................                       211,629,038                3.9%
                                                                      --------------              ------
TOTAL SWITZERLAND.................................                       413,897,738                7.7%
                                                                      --------------              ------

UNITED KINGDOM -- (13.8%)
#  AstraZeneca P.L.C., Sponsored ADR..............    461,956             22,649,703                0.4%
   BP P.L.C., Sponsored ADR.......................  1,106,581             41,950,505                0.8%
   Diageo P.L.C., Sponsored ADR...................    128,576             21,069,749                0.4%
   GlaxoSmithKline P.L.C., Sponsored ADR..........    428,638             19,631,620                0.4%
   HSBC Holdings P.L.C., Sponsored ADR............    628,620             23,755,550                0.4%
   Royal Dutch Shell P.L.C., Sponsored ADR,
     Class A......................................    352,746             20,448,701                0.4%
#  Royal Dutch Shell P.L.C., Sponsored ADR,
  Class B.........................................    433,725             25,281,830                0.5%
   Royal Dutch Shell P.L.C. , Class A (B03MLX2)...    491,594             14,250,368                0.3%
   Unilever P.L.C., Sponsored ADR.................    274,641             16,508,671                0.3%
   Other Securities...............................                       550,310,801               10.2%
                                                                      --------------              ------
TOTAL UNITED KINGDOM..............................                       755,857,498               14.1%
                                                                      --------------              ------
TOTAL COMMON STOCKS...............................                     5,259,067,914               98.2%
                                                                      --------------              ------
PREFERRED STOCKS -- (0.6%)

GERMANY -- (0.6%)
   Volkswagen AG..................................     83,696             15,911,047                0.3%
   Other Securities...............................                        15,428,043                0.3%
                                                                      --------------              ------
TOTAL GERMANY.....................................                        31,339,090                0.6%
                                                                      --------------              ------

UNITED KINGDOM -- (0.0%)
   Other Security.................................                            31,221                0.0%
                                                                      --------------              ------
TOTAL PREFERRED STOCKS............................                        31,370,311                0.6%
                                                                      --------------              ------

RIGHTS/WARRANTS -- (0.0%)
   Other Security.................................                             3,332                0.0%
                                                                      --------------              ------
TOTAL INVESTMENT SECURITIES
  (Cost $4,479,991,558)...........................                     5,290,441,557
                                                                      --------------

                                                                          VALUE+
                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (3.3%)
@(S)  The DFA Short Term Investment Fund.......... 15,664,102            181,249,321                3.4%
                                                                      --------------              ------
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,661,226,638)...........................                    $5,471,690,878              102.2%
                                                                      ==============              ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

As of October 31, 2019, Large Cap International Portfolio had entered into the following outstanding futures contracts:

                                                                                   UNREALIZED
                                    NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                         --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index....................     85     12/20/19  $ 8,144,332 $ 8,318,100    $173,768
S&P 500(R) Emini Index.............    218     12/20/19   32,665,293  33,090,220     424,927
                                                         ----------- -----------    --------
TOTAL FUTURES CONTRACTS............                      $40,809,625 $41,408,320    $598,695
                                                         =========== ===========    ========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              --------------------------------------------------
                                                LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                              ------------ -------------- ------- --------------
Common Stocks
   Australia................................. $  4,416,424 $  329,270,601   --    $  333,687,025
   Austria...................................           --     12,151,026   --        12,151,026
   Belgium...................................    2,728,660     55,151,749   --        57,880,409
   Canada....................................  470,668,068      2,379,967   --       473,048,035
   Denmark...................................    3,340,092     79,990,661   --        83,330,753
   Finland...................................           --     63,955,265   --        63,955,265
   France....................................    8,561,778    527,440,221   --       536,001,999
   Germany...................................   13,323,911    367,027,469   --       380,351,380
   Hong Kong.................................      735,289    163,783,550   --       164,518,839
   Ireland...................................   11,111,403     25,847,993   --        36,959,396
   Israel....................................    5,490,163     21,424,968   --        26,915,131
   Italy.....................................    6,622,070    109,713,879   --       116,335,949
   Japan.....................................   30,661,502  1,207,096,586   --     1,237,758,088
   Netherlands...............................   48,441,924    122,240,674   --       170,682,598
   New Zealand...............................           --     17,770,579   --        17,770,579
   Norway....................................      812,247     40,486,484   --        41,298,731
   Portugal..................................           --      8,680,900   --         8,680,900
   Singapore.................................           --     58,441,542   --        58,441,542
   Spain.....................................    3,018,349    129,200,173   --       132,218,522
   Sweden....................................           --    137,326,511   --       137,326,511
   Switzerland...............................   20,044,897    393,852,841   --       413,897,738
   United Kingdom............................  244,671,883    511,185,615   --       755,857,498
Preferred Stocks
   Germany...................................           --     31,339,090   --        31,339,090
   United Kingdom............................           --         31,221   --            31,221
Rights/Warrants
   Norway....................................           --          3,332   --             3,332
Securities Lending Collateral................           --    181,249,321   --       181,249,321
Futures Contracts**..........................      598,695             --   --           598,695
                                              ------------ --------------   --    --------------
TOTAL........................................ $875,247,355 $4,597,042,218   --    $5,472,289,573
                                              ============ ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (95.1%)
AUSTRALIA -- (6.1%)
    BHP Group, Ltd................................................... 4,074,214         $   99,868,974                0.3%
    Commonwealth Bank of Australia................................... 1,329,108             72,064,357                0.3%
    CSL, Ltd.........................................................   329,396             58,091,043                0.2%
    National Australia Bank, Ltd..................................... 2,938,574             57,681,662                0.2%
    Other Securities.................................................                    1,637,159,294                5.3%
                                                                                        --------------                ---
TOTAL AUSTRALIA......................................................                    1,924,865,330                6.3%
                                                                                        --------------                ---
AUSTRIA -- (0.5%)
    Other Securities.................................................                      170,304,237                0.6%
                                                                                        --------------                ---
BELGIUM -- (1.2%)
    Anheuser-Busch InBev SA..........................................   790,952             63,843,579                0.2%
    Other Securities.................................................                      320,149,180                1.1%
                                                                                        --------------                ---
TOTAL BELGIUM........................................................                      383,992,759                1.3%
                                                                                        --------------                ---
CANADA -- (8.6%)
    Bank of Montreal, (2073174)......................................   847,416             62,700,310                0.2%
#   Canadian Natural Resources, Ltd.................................. 2,471,877             62,340,738                0.2%
    Royal Bank of Canada............................................. 1,049,719             84,670,335                0.3%
    Suncor Energy, Inc., (B3NB0P5)................................... 2,403,185             71,350,563                0.3%
    Other Securities.................................................                    2,445,512,655                7.9%
                                                                                        --------------                ---
TOTAL CANADA.........................................................                    2,726,574,601                8.9%
                                                                                        --------------                ---
CHINA -- (0.0%)
    Other Securities.................................................                          922,663                0.0%
                                                                                        --------------                ---
DENMARK -- (1.6%)
    Other Securities.................................................                      490,319,933                1.6%
                                                                                        --------------                ---
FINLAND -- (1.6%)
    UPM-Kymmene Oyj.................................................. 1,984,919             64,647,713                0.2%
    Other Securities.................................................                      438,953,128                1.4%
                                                                                        --------------                ---
TOTAL FINLAND........................................................                      503,600,841                1.6%
                                                                                        --------------                ---
FRANCE -- (7.9%)
    Air Liquide SA...................................................   476,618             63,371,596                0.2%
    Airbus SE........................................................   503,228             72,192,203                0.2%
    Cie Generale des Etablissements Michelin SCA.....................   610,972             74,390,235                0.3%
    Eiffage SA.......................................................   545,963             58,639,764                0.2%
    LVMH Moet Hennessy Louis Vuitton SE..............................   248,441            106,097,695                0.4%
    Orange SA........................................................ 4,330,858             69,702,953                0.2%
    Peugeot SA....................................................... 3,354,230             84,949,606                0.3%
    Total SA......................................................... 2,613,611            138,176,890                0.5%
#   Vinci SA.........................................................   522,320             58,602,335                0.2%
    Other Securities.................................................                    1,769,875,848                5.7%
                                                                                        --------------                ---
TOTAL FRANCE.........................................................                    2,495,999,125                8.2%
                                                                                        --------------                ---
GERMANY -- (6.9%)
    Allianz SE.......................................................   283,403             69,213,401                0.2%
    BASF SE.......................................................... 1,425,846            108,391,675                0.4%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
GERMANY -- (Continued)
    Bayer AG.........................................................   986,195         $   76,505,227                0.3%
    Bayerische Motoren Werke AG......................................   932,150             71,379,097                0.2%
    Daimler AG....................................................... 2,440,186            142,318,333                0.5%
    Deutsche Telekom AG.............................................. 6,594,331            116,030,939                0.4%
    MTU Aero Engines AG..............................................   220,081             58,856,485                0.2%
    Other Securities.................................................                    1,524,018,044                4.9%
                                                                                        --------------               ----
TOTAL GERMANY........................................................                    2,166,713,201                7.1%
                                                                                        --------------               ----
HONG KONG -- (2.6%)
    AIA Group, Ltd................................................... 6,748,000             67,198,053                0.2%
    Other Securities.................................................                      766,083,181                2.5%
                                                                                        --------------               ----
TOTAL HONG KONG......................................................                      833,281,234                2.7%
                                                                                        --------------               ----
IRELAND -- (0.6%)
    Other Securities.................................................                      186,411,882                0.6%
                                                                                        --------------               ----
ISRAEL -- (0.7%)
    Other Securities.................................................                      230,907,366                0.8%
                                                                                        --------------               ----
ITALY -- (2.8%)
    Enel SpA......................................................... 7,738,623             59,977,097                0.2%
    Eni SpA.......................................................... 4,051,470             61,464,788                0.2%
    Other Securities.................................................                      755,034,767                2.5%
                                                                                        --------------               ----
TOTAL ITALY..........................................................                      876,476,652                2.9%
                                                                                        --------------               ----
JAPAN -- (23.0%)
    Honda Motor Co., Ltd............................................. 2,591,823             70,119,120                0.3%
    KDDI Corp........................................................ 2,158,400             59,725,392                0.2%
    SoftBank Group Corp.............................................. 2,282,763             87,809,669                0.3%
    Sony Corp........................................................ 1,141,000             69,451,692                0.3%
    Toyota Motor Corp ............................................... 2,819,840            195,642,987                0.7%
    Other Securities.................................................                    6,789,410,720               22.0%
                                                                                        --------------               ----
TOTAL JAPAN..........................................................                    7,272,159,580               23.8%
                                                                                        --------------               ----
NETHERLANDS -- (2.8%)
    Koninklijke Ahold Delhaize NV.................................... 2,917,217             72,697,206                0.2%
    Other Securities.................................................                      796,433,512                2.6%
                                                                                        --------------               ----
TOTAL NETHERLANDS....................................................                      869,130,718                2.8%
                                                                                        --------------               ----
NEW ZEALAND -- (0.4%)
    Other Securities.................................................                      127,593,059                0.4%
                                                                                        --------------               ----
NORWAY -- (0.8%)
    Other Securities.................................................                      265,292,698                0.9%
                                                                                        --------------               ----
PORTUGAL -- (0.3%)
    Other Securities.................................................                       78,237,577                0.3%
                                                                                        --------------               ----
SINGAPORE -- (1.0%)
    Other Securities.................................................                      317,323,079                1.0%
                                                                                        --------------               ----

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
SPAIN -- (2.3%)
    Iberdrola S.A....................................................  8,561,247         $    88,001,006               0.3%
    Other Securities.................................................                        630,671,327               2.1%
                                                                                         ---------------              ----
TOTAL SPAIN..........................................................                        718,672,333               2.4%
                                                                                         ---------------              ----
SWEDEN -- (2.5%)
    Other Securities.................................................                        796,424,646               2.6%
                                                                                         ---------------              ----
SWITZERLAND -- (6.4%)
    Nestle SA........................................................  2,748,677             294,057,071               1.0%
    Novartis AG......................................................    656,395              57,352,643               0.2%
    Novartis AG, Sponsored ADR.......................................    953,193              83,347,196               0.3%
    Roche Holding AG.................................................    634,350             190,911,313               0.6%
    Zurich Insurance Group AG........................................    181,891              71,246,713               0.2%
    Other Securities.................................................                      1,329,961,590               4.3%
                                                                                         ---------------              ----
TOTAL SWITZERLAND....................................................                      2,026,876,526               6.6%
                                                                                         ---------------              ----
UNITED KINGDOM -- (14.5%)
    Anglo American P.L.C.............................................  4,549,559             117,092,418               0.4%
#   AstraZeneca P.L.C., Sponsored ADR................................  1,444,584              70,827,954               0.2%
#   BP P.L.C., Sponsored ADR.........................................  5,300,096             200,926,639               0.7%
    Glencore P.L.C................................................... 20,723,029              62,549,945               0.2%
#   HSBC Holdings P.L.C., Sponsored ADR..............................  3,370,222             127,360,689               0.4%
#   Rio Tinto P.L.C., Sponsored ADR..................................  1,875,418              97,540,490               0.3%
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A.................  1,490,318              86,393,734               0.3%
#   Royal Dutch Shell P.L.C., Sponsored ADR, Class B.................  1,716,768             100,070,407               0.3%
    Other Securities.................................................                      3,704,764,392              12.1%
                                                                                         ---------------              ----
TOTAL UNITED KINGDOM.................................................                      4,567,526,668              14.9%
                                                                                         ---------------              ----
UNITED STATES -- (0.0%)
    Other Security...................................................                            298,905               0.0%
                                                                                         ---------------              ----
TOTAL COMMON STOCKS..................................................                     30,029,905,613              98.3%
                                                                                         ---------------              ----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
    Volkswagen AG....................................................    594,615             113,039,416               0.4%
    Other Securities.................................................                         78,533,074               0.2%
                                                                                         ---------------              ----
TOTAL GERMANY........................................................                        191,572,490               0.6%
                                                                                         ---------------              ----
UNITED KINGDOM -- (0.0%)
    Other Securities.................................................                            223,239               0.0%
                                                                                         ---------------              ----
TOTAL PREFERRED STOCKS...............................................                        191,795,729               0.6%
                                                                                         ---------------              ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                          1,463,192               0.0%
                                                                                         ---------------              ----
TOTAL INVESTMENT SECURITIES
  (Cost $27,378,140,601).............................................                     30,223,164,534
                                                                                         ---------------

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (4.3%)
@(S)  The DFA Short Term Investment Fund............................... 116,974,456 $ 1,353,511,426        4.4%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $28,731,517,457)...............................................             $31,576,675,960      103.3%
                                                                                    ===============      =====

As of October 31, 2019, International Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................   1,452    12/20/19  $215,603,873 $220,399,080   $4,795,207
                                                                        ------------ ------------   ----------
TOTAL FUTURES CONTRACTS...........................                      $215,603,873 $220,399,080   $4,795,207
                                                                        ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------------
                                                                LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                             -------------- -------------- -------- --------------
Common Stocks
   Australia................................................ $   41,212,641 $1,883,652,689       -- $1,924,865,330
   Austria..................................................         64,806    170,239,431       --    170,304,237
   Belgium..................................................     13,759,325    370,233,434       --    383,992,759
   Canada...................................................  2,719,616,702      6,957,899       --  2,726,574,601
   China....................................................             --        922,663       --        922,663
   Denmark..................................................     32,871,527    457,448,406       --    490,319,933
   Finland..................................................        742,203    502,858,638       --    503,600,841
   France...................................................     73,068,677  2,422,930,448       --  2,495,999,125
   Germany..................................................     71,273,618  2,095,439,583       --  2,166,713,201
   Hong Kong................................................      1,200,195    832,081,039       --    833,281,234
   Ireland..................................................     31,365,837    155,046,045       --    186,411,882
   Israel...................................................     21,294,898    209,612,468       --    230,907,366
   Italy....................................................     20,899,116    855,577,536       --    876,476,652
   Japan....................................................    126,586,046  7,145,573,534       --  7,272,159,580
   Netherlands..............................................    127,922,383    741,208,335       --    869,130,718
   New Zealand..............................................        178,069    127,414,990       --    127,593,059
   Norway...................................................     12,491,078    252,801,620       --    265,292,698
   Portugal.................................................        295,750     77,941,827       --     78,237,577
   Singapore................................................         16,962    317,306,117       --    317,323,079
   Spain....................................................     19,563,879    699,108,454       --    718,672,333
   Sweden...................................................      1,602,802    794,821,844       --    796,424,646
   Switzerland..............................................    116,923,148  1,909,953,378       --  2,026,876,526
   United Kingdom...........................................    974,762,431  3,592,764,237       --  4,567,526,668
   United States............................................             --        298,905       --        298,905
Preferred Stocks
   Germany..................................................             --    191,572,490       --    191,572,490
   United Kingdom...........................................             --        223,239       --        223,239
Rights/Warrants
   Canada...................................................             --        866,410       --        866,410
   Italy....................................................             --        330,659       --        330,659
   Norway...................................................             --         17,570       --         17,570

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------------
                                                                LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             -------------- --------------- -------- ---------------
   Spain....................................................             -- $       247,764       -- $       247,764
   Sweden...................................................             --             789       --             789
Securities Lending Collateral...............................             --   1,353,511,426       --   1,353,511,426
Futures Contracts**......................................... $    4,795,207              --       --       4,795,207
                                                             -------------- --------------- -------- ---------------
TOTAL....................................................... $4,412,507,300 $27,168,963,867       -- $31,581,471,167
                                                             ============== =============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        GLOBAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                             SHARES    VALUE+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment
  Dimensions Group Inc...................................... 665,208 $22,484,040
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company..............................           5,473,264
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company..............................           4,708,791
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company..................................           3,539,101
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company..........................           2,304,287
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company..............................           1,530,342
Investment in The Canadian Small Company Series of The DFA
  Investment Trust Company..................................           1,272,070
                                                                     -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $41,295,296)........................................         $41,311,895
                                                                     ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------
                                                               LEVEL 1   LEVEL 2  LEVEL 3     TOTAL
                                                             ----------- -------- -------- -----------
Affiliated Investment Companies............................. $41,311,895       --       -- $41,311,895
                                                             ----------- -------- -------- -----------
TOTAL....................................................... $41,311,895       --       -- $41,311,895
                                                             =========== ======== ======== ===========

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of
  The DFA Investment Trust Company.......................... $ 4,902,033,708
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company..........................   3,104,231,823
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company..........................   2,205,859,880
Investment in The Asia Pacific Small Company Series of
  The DFA Investment Trust Company..........................   1,299,382,680
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company..........................   1,121,067,005
                                                             ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $12,632,575,096
                                                             ===============

As of October 31, 2019, International Small Company Portfolio had entered into the following outstanding futures contracts:

                                                                                                      UNREALIZED
                                                   NUMBER OF EXPIRATION                              APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE    NOTIONAL VALUE MARKET VALUE (DEPRECIATION)
-----------                                        --------- ---------- -------------- ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    705     12/20/19   $105,711,748  $107,011,950   $1,300,202
                                                                         ------------  ------------   ----------
TOTAL FUTURES CONTRACTS...........................                       $105,711,748  $107,011,950   $1,300,202
                                                                         ============  ============   ==========

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------
                                                                 LEVEL 1     LEVEL 2  LEVEL 3       TOTAL
                                                             --------------- -------- -------- ---------------
Affiliated Investment Companies............................. $12,632,575,096       --       -- $12,632,575,096
Futures Contracts**.........................................       1,300,202       --       --       1,300,202
                                                             --------------- -------- -------- ---------------
TOTAL....................................................... $12,633,875,298       --       -- $12,633,875,298
                                                             =============== ======== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                          VALUE+
                                                                       ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company.................................... $640,406,199
                                                                       ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.................. $640,406,199
                                                                       ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                              VALUE+
                                                                           ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment
  Trust Company........................................................... $340,930,136
                                                                           ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES...................... $340,930,136
                                                                           ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                   VALUE+
                                                                 -----------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................... $27,652,281
                                                                 -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $27,652,281
                                                                 ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                   VALUE+
                                                                ------------
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in The Continental Small Company Series of The
     DFA Investment Trust Company.............................. $657,534,475
                                                                ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $657,534,475
                                                                ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (97.1%)
AUSTRALIA -- (16.9%)
    Charter Hall Group...............................................  5,810,944         $   45,278,281                0.7%
    Dexus............................................................ 13,684,440            112,848,306                1.8%
    Goodman Group.................................................... 20,520,651            203,754,859                3.2%
    GPT Group (The).................................................. 24,305,073             99,765,733                1.6%
    Mirvac Group..................................................... 48,185,117            106,772,318                1.7%
#   Scentre Group.................................................... 66,635,910            176,061,760                2.8%
    Stockland........................................................ 28,663,456             96,766,990                1.5%
#   Vicinity Centres................................................. 38,800,955             71,421,781                1.1%
    Other Securities.................................................                       170,366,083                2.8%
                                                                                         --------------               ----
TOTAL AUSTRALIA......................................................                     1,083,036,111               17.2%
                                                                                         --------------               ----
BELGIUM -- (2.9%)
    Aedifica SA......................................................    317,417             38,157,514                0.6%
    Cofinimmo SA.....................................................    323,316             47,832,383                0.8%
    Warehouses De Pauw CVA...........................................    251,049             46,574,468                0.7%
    Other Securities.................................................                        51,489,271                0.8%
                                                                                         --------------               ----
TOTAL BELGIUM........................................................                       184,053,636                2.9%
                                                                                         --------------               ----
CANADA -- (5.3%)
#   Canadian Apartment Properties REIT...............................    930,517             38,743,871                0.6%
    Other Securities.................................................                       302,384,576                4.8%
                                                                                         --------------               ----
TOTAL CANADA.........................................................                       341,128,447                5.4%
                                                                                         --------------               ----
CHINA -- (0.2%)
    Other Securities.................................................                        14,129,606                0.2%
                                                                                         --------------               ----
FRANCE -- (4.9%)
    Covivio..........................................................    590,861             66,914,601                1.1%
    Gecina SA........................................................    557,763             95,750,586                1.5%
#   ICADE............................................................    407,176             39,895,866                0.6%
    Klepierre SA.....................................................  2,446,226             91,183,631                1.5%
    Other Securities.................................................                        21,195,758                0.3%
                                                                                         --------------               ----
TOTAL FRANCE.........................................................                       314,940,442                5.0%
                                                                                         --------------               ----
GERMANY -- (0.8%)
    Alstria office REIT-AG...........................................  2,123,991             39,787,145                0.6%
    Other Security...................................................                        13,243,131                0.2%
                                                                                         --------------               ----
TOTAL GERMANY........................................................                        53,030,276                0.8%
                                                                                         --------------               ----
HONG KONG -- (5.3%)
    Link REIT........................................................ 25,698,405            279,891,618                4.5%
    Other Securities.................................................                        56,618,199                0.9%
                                                                                         --------------               ----
TOTAL HONG KONG......................................................                       336,509,817                5.4%
                                                                                         --------------               ----
IRELAND -- (0.4%)
    Other Securities.................................................                        25,938,612                0.4%
                                                                                         --------------               ----
ITALY -- (0.1%)
    Other Securities.................................................                         6,017,057                0.1%
                                                                                         --------------               ----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
JAPAN -- (26.3%)
    Activia Properties, Inc..........................................      8,186         $   43,190,304                0.7%
    Advance Residence Investment Corp................................     15,078             50,105,331                0.8%
    Daiwa House REIT Investment Corp.................................     22,229             64,726,466                1.0%
#   GLP J-Reit.......................................................     42,064             54,873,741                0.9%
    Invincible Investment Corp.......................................     70,852             44,739,736                0.7%
    Japan Hotel REIT Investment Corp.................................     55,230             45,810,366                0.7%
    Japan Prime Realty Investment Corp...............................      9,679             46,517,093                0.7%
    Japan Real Estate Investment Corp................................     16,064            109,649,728                1.7%
    Japan Retail Fund Investment Corp................................     31,851             74,240,298                1.2%
#   Kenedix Office Investment Corp...................................      5,329             41,726,449                0.7%
    Nippon Building Fund, Inc........................................     16,467            124,928,641                2.0%
    Nippon Prologis REIT, Inc........................................     21,862             61,066,759                1.0%
    Nomura Real Estate Master Fund, Inc..............................     48,736             93,161,701                1.5%
    Orix JREIT, Inc..................................................     31,990             72,333,151                1.1%
#   Sekisui House Reit, Inc..........................................     45,191             41,707,770                0.7%
    United Urban Investment Corp.....................................     35,814             72,252,224                1.1%
    Other Securities.................................................                       644,944,557               10.3%
                                                                                         --------------               ----
TOTAL JAPAN..........................................................                     1,685,974,315               26.8%
                                                                                         --------------               ----
MALAYSIA -- (0.5%)
    Other Securities.................................................                        30,063,185                0.5%
                                                                                         --------------               ----
MEXICO -- (1.8%)
    Fibra Uno Administracion S.A. de C.V............................. 39,885,363             60,626,830                1.0%
    Other Securities.................................................                        52,070,971                0.8%
                                                                                         --------------               ----
TOTAL MEXICO.........................................................                       112,697,801                1.8%
                                                                                         --------------               ----
NETHERLANDS -- (5.0%)................................................
    Unibail-Rodamco-Westfield........................................  9,142,075             70,033,417                1.1%
    Unibail-Rodamco-Westfield (BFYM460)..............................  1,287,738            199,177,437                3.2%
    Other Securities.................................................                        50,826,425                0.8%
                                                                                         --------------               ----
TOTAL NETHERLANDS....................................................                       320,037,279                5.1%
                                                                                         --------------               ----
NEW ZEALAND -- (1.1%)
    Other Securities.................................................                        68,100,734                1.1%
                                                                                         --------------               ----
SINGAPORE -- (9.0%)
    Ascendas Real Estate Investment Trust............................ 31,026,200             72,261,592                1.1%
    CapitaLand Commercial Trust...................................... 32,364,049             48,739,718                0.8%
    CapitaLand Mall Trust............................................ 31,190,700             58,196,970                0.9%
#   Mapletree Commercial Trust....................................... 23,743,237             40,640,858                0.6%
    Other Securities.................................................                       359,874,596                5.8%
                                                                                         --------------               ----
TOTAL SINGAPORE......................................................                       579,713,734                9.2%
                                                                                         --------------               ----
SOUTH AFRICA -- (2.4%)
    Growthpoint Properties, Ltd...................................... 37,555,433             54,994,538                0.9%
    Other Securities.................................................                        96,405,348                1.5%
                                                                                         --------------               ----
TOTAL SOUTH AFRICA...................................................                       151,399,886                2.4%
                                                                                         --------------               ----
SPAIN -- (1.6%)
    Merlin Properties Socimi SA......................................  4,571,375             67,294,395                1.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
SPAIN -- (Continued)
      Other Securities........................                    $   37,620,868                 0.6%
                                                                  --------------               -----
TOTAL SPAIN...................................                       104,915,263                 1.7%
                                                                  --------------               -----
TAIWAN -- (0.2%)
      Other Securities........................                        13,563,760                 0.2%
                                                                  --------------               -----
TURKEY -- (0.1%)
      Other Securities........................                         6,293,769                 0.1%
                                                                  --------------               -----
UNITED KINGDOM -- (12.3%)
      British Land Co. P.L.C. (The)........... 11,114,221             89,359,810                 1.4%
      Derwent London P.L.C....................  1,439,489             66,245,377                 1.0%
      Great Portland Estates P.L.C............  4,031,345             41,147,908                 0.7%
      Hammerson P.L.C......................... 10,398,865             39,064,738                 0.6%
      Land Securities Group P.L.C.............  9,290,332            113,161,036                 1.8%
      Segro P.L.C............................. 14,210,087            155,448,483                 2.5%
      UNITE Group P.L.C. (The)................  2,599,156             37,855,860                 0.6%
      Other Securities........................                       245,973,809                 3.9%
                                                                  --------------               -----
TOTAL UNITED KINGDOM..........................                       788,257,021                12.5%
                                                                  --------------               -----
TOTAL COMMON STOCKS...........................                     6,219,800,751                98.8%
                                                                  --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Security..........................                           111,522                 0.0%
                                                                  --------------               -----
TOTAL INVESTMENT SECURITIES
   (Cost $5,203,359,457)......................                     6,219,912,273
                                                                  --------------

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (2.9%)
@(S)  The DFA Short Term Investment Fund...... 16,108,620            186,392,847                 2.9%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
   (Cost $5,389,735,284)......................                    $6,406,305,120               101.7%
                                                                  ==============               =====

As of October 31, 2019, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                    UNREALIZED
                     NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION          CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------          --------- ---------- ----------- ----------- --------------
LONG POSITION
  CONTRACTS:
S&P 500(R) Emini
  Index.............    279     12/20/19  $41,955,658 $42,349,410    $393,752
                                          ----------- -----------    --------
TOTAL FUTURES
  CONTRACTS.........                      $41,955,658 $42,349,410    $393,752
                                          =========== ===========    ========

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------------
                                                               LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                             ------------ -------------- -------- --------------
Common Stocks
   Australia................................................ $    127,931 $1,082,908,180       -- $1,083,036,111
   Belgium..................................................           --    184,053,636       --    184,053,636
   Canada...................................................  341,128,447             --       --    341,128,447
   China....................................................           --     14,129,606       --     14,129,606
   France...................................................           --    314,940,442       --    314,940,442
   Germany..................................................           --     53,030,276       --     53,030,276
   Hong Kong................................................           --    336,509,817       --    336,509,817
   Ireland..................................................           --     25,938,612       --     25,938,612
   Italy....................................................           --      6,017,057       --      6,017,057
   Japan....................................................           --  1,685,974,315       --  1,685,974,315
   Malaysia.................................................           --     30,063,185       --     30,063,185
   Mexico...................................................  112,697,801             --       --    112,697,801
   Netherlands..............................................           --    320,037,279       --    320,037,279
   New Zealand..............................................           --     68,100,734       --     68,100,734
   Singapore................................................           --    579,713,734       --    579,713,734
   South Africa.............................................           --    151,399,886       --    151,399,886
   Spain....................................................           --    104,915,263       --    104,915,263
   Taiwan...................................................    2,747,578     10,816,182       --     13,563,760
   Turkey...................................................           --      6,293,769       --      6,293,769
   United Kingdom...........................................           --    788,257,021       --    788,257,021
Rights/Warrants
   Singapore................................................           --        111,522       --        111,522
Securities Lending Collateral...............................           --    186,392,847       --    186,392,847
Futures Contracts**.........................................      393,752             --       --        393,752
                                                             ------------ -------------- -------- --------------
TOTAL....................................................... $457,095,509 $5,949,603,363       -- $6,406,698,872
                                                             ============ ============== ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (49.5%)
CANADA -- (0.0%)
    Other Security...................................................                    $  1,793,752                 0.0%
                                                                                         ------------                 ---
UNITED STATES -- (49.5%)
#   Alexandria Real Estate Equities, Inc.............................   443,164            70,352,285                 0.8%
    American Campus Communities, Inc.................................   544,248            27,201,515                 0.3%
    American Homes 4 Rent, Class A................................... 1,067,080            28,245,618                 0.3%
    American Tower Corp.............................................. 1,735,168           378,405,437                 4.1%
    Apartment Investment & Management Co., Class A...................   596,218            32,720,451                 0.4%
    AvalonBay Communities, Inc.......................................   540,982           117,750,142                 1.3%
    Boston Properties, Inc...........................................   604,073            82,878,816                 0.9%
    Brixmor Property Group, Inc...................................... 1,194,784            26,309,144                 0.3%
    Camden Property Trust............................................   383,926            43,909,617                 0.5%
    Crown Castle International Corp.................................. 1,611,774           223,698,113                 2.4%
    CyrusOne, Inc....................................................   442,646            31,551,807                 0.3%
    Digital Realty Trust, Inc........................................   811,085           103,040,213                 1.1%
    Douglas Emmett, Inc..............................................   657,846            28,497,889                 0.3%
    Duke Realty Corp................................................. 1,433,142            50,360,610                 0.5%
    Equinix, Inc.....................................................   327,463           185,599,479                 2.0%
    Equity LifeStyle Properties, Inc.................................   685,813            47,965,761                 0.5%
    Equity Residential............................................... 1,439,285           127,607,008                 1.4%
    Essex Property Trust, Inc........................................   258,189            84,461,368                 0.9%
    Extra Space Storage, Inc.........................................   499,040            56,027,221                 0.6%
    Federal Realty Investment Trust..................................   295,613            40,206,324                 0.4%
    Gaming and Leisure Properties, Inc...............................   810,069            32,694,385                 0.4%
    Healthpeak Properties, Inc....................................... 1,891,814            71,170,043                 0.8%
    Host Hotels & Resorts, Inc....................................... 2,948,309            48,322,784                 0.5%
    Invitation Homes, Inc............................................ 1,752,593            53,962,334                 0.6%
#   Iron Mountain, Inc............................................... 1,138,392            37,339,258                 0.4%
#   Kilroy Realty Corp...............................................   403,004            33,824,126                 0.4%
    Kimco Realty Corp................................................ 1,677,460            36,166,038                 0.4%
    Lamar Advertising Co., Class A...................................   340,339            27,230,523                 0.3%
    Liberty Property Trust...........................................   594,863            35,138,557                 0.4%
#   Medical Properties Trust, Inc.................................... 1,714,774            35,547,265                 0.4%
    Mid-America Apartment Communities, Inc...........................   453,636            63,050,801                 0.7%
    National Retail Properties, Inc..................................   681,403            40,141,451                 0.4%
#   Omega Healthcare Investors, Inc..................................   895,273            39,427,830                 0.4%
    Prologis, Inc.................................................... 2,458,318           215,741,995                 2.3%
    Public Storage...................................................   614,993           137,057,340                 1.5%
#   Realty Income Corp............................................... 1,226,420           100,308,892                 1.1%
    Regency Centers Corp.............................................   663,945            44,643,635                 0.5%
    SBA Communications Corp..........................................   443,093           106,630,330                 1.1%
#   Simon Property Group, Inc........................................ 1,214,648           183,023,161                 2.0%
    SL Green Realty Corp.............................................   357,734            29,906,562                 0.3%
    STORE Capital Corp...............................................   822,020            33,291,810                 0.4%
    Sun Communities, Inc.............................................   359,517            58,475,440                 0.6%
    UDR, Inc......................................................... 1,136,173            57,092,693                 0.6%
    Ventas, Inc...................................................... 1,435,241            93,434,189                 1.0%
    VEREIT, Inc...................................................... 4,244,239            41,763,312                 0.4%
    Vornado Realty Trust.............................................   682,155            44,769,833                 0.5%
    Welltower, Inc................................................... 1,569,286           142,318,547                 1.5%
    WP Carey, Inc....................................................   657,894            60,565,722                 0.7%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED


                                                                                            PERCENTAGE
                                                SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                              ----------- ------------------------------- ---------------
UNITED STATES -- (Continued)
   Other Securities..........................                     $  944,616,961                10.1%
                                                                  --------------               -----
TOTAL UNITED STATES..........................                      4,634,444,635                50.0%
                                                                  --------------               -----
VIRGIN ISLANDS, U.S. -- (0.0%)
   Other Security............................                            984,516                 0.0%
                                                                  --------------               -----
TOTAL COMMON STOCKS .........................                      4,637,222,903                50.0%
                                                                  --------------               -----
AFFILIATED INVESTMENT COMPANIES -- (49.3%)
   DFA International Real Estate Securities
     Portfolio of DFA Investment Dimensions
     Group Inc............................... 587,807,256          3,297,598,707                35.6%
   DFA Real Estate Securities Portfolio of
     DFA Investment Dimensions Group Inc.....  31,390,672          1,315,269,138                14.2%
                                                                  --------------               -----
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
  COMPANIES..................................                      4,612,867,845                49.8%
                                                                  --------------               -----
TOTAL INVESTMENT SECURITIES
  (Cost $7,260,378,754)......................                      9,250,090,748
                                                                  --------------

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (1.2%)
@(S) The DFA Short Term Investment Fund......   9,606,063            111,151,759                 1.2%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $7,371,517,891)......................                     $9,361,242,507               101.0%
                                                                  ==============               =====

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------------
                                                      LEVEL 1        LEVEL 2    LEVEL 3     TOTAL
                                                   -------------- ------------- ------- --------------
Common Stocks
   Canada......................................... $    1,793,752            --   --    $    1,793,752
   United States..................................  4,634,444,635            --   --     4,634,444,635
   Virgin Islands, U.S............................        984,516            --   --           984,516
Affiliated Investment Companies...................  4,612,867,845            --   --     4,612,867,845
Securities Lending Collateral.....................             -- $ 111,151,759   --       111,151,759
                                                   -------------- -------------   --    --------------
TOTAL............................................. $9,250,090,748 $ 111,151,759   --    $9,361,242,507
                                                   ============== =============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (94.2%)
AUSTRALIA -- (6.5%)
    Cleanaway Waste Management, Ltd.................................. 48,269,779         $   61,350,557                0.5%
    Downer EDI, Ltd..................................................  8,959,670             49,834,155                0.4%
    OZ Minerals, Ltd.................................................  7,939,160             55,394,928                0.4%
    Other Securities.................................................                       739,901,179                5.5%
                                                                                         --------------                ---
TOTAL AUSTRALIA......................................................                       906,480,819                6.8%
                                                                                         --------------                ---
AUSTRIA -- (0.8%)
    Other Securities.................................................                       118,010,464                0.9%
                                                                                         --------------                ---
BELGIUM -- (1.5%)
    Ackermans & van Haaren NV........................................    376,953             57,785,339                0.4%
    Other Securities.................................................                       145,932,336                1.1%
                                                                                         --------------                ---
TOTAL BELGIUM........................................................                       203,717,675                1.5%
                                                                                         --------------                ---
CANADA -- (8.7%)
    Alamos Gold, Inc., Class A.......................................  8,582,130             46,719,211                0.4%
*   Centerra Gold, Inc...............................................  7,007,921             59,751,691                0.5%
*   Detour Gold Corp.................................................  4,085,189             67,833,182                0.5%
#   Genworth MI Canada, Inc..........................................  1,225,983             49,519,623                0.4%
*   IAMGOLD Corp..................................................... 12,353,718             46,428,444                0.4%
#   Laurentian Bank of Canada........................................  1,556,662             53,539,434                0.4%
    Yamana Gold, Inc................................................. 19,985,604             72,986,679                0.6%
    Other Securities.................................................                       814,485,656                5.8%
                                                                                         --------------                ---
TOTAL CANADA.........................................................                     1,211,263,920                9.0%
                                                                                         --------------                ---
CHINA -- (0.0%)
    Other Securities.................................................                         1,988,736                0.0%
                                                                                         --------------                ---
DENMARK -- (1.6%)
*   Jyske Bank A.S...................................................  1,668,092             55,489,313                0.4%
    Other Securities.................................................                       162,776,614                1.2%
                                                                                         --------------                ---
TOTAL DENMARK........................................................                       218,265,927                1.6%
                                                                                         --------------                ---
FINLAND -- (2.3%)
    Kemira Oyj.......................................................  2,884,212             46,853,153                0.4%
    Kesko Oyj, Class B...............................................    778,256             51,853,676                0.4%
    Other Securities.................................................                       217,573,321                1.6%
                                                                                         --------------                ---
TOTAL FINLAND........................................................                       316,280,150                2.4%
                                                                                         --------------                ---
FRANCE -- (4.2%)
#   Casino Guichard Perrachon SA.....................................    875,911             47,285,698                0.4%
    Elis SA..........................................................  2,797,909             53,491,862                0.4%
    Rexel SA.........................................................  7,556,241             93,678,528                0.7%
    Other Securities.................................................                       386,957,702                2.8%
                                                                                         --------------                ---
TOTAL FRANCE.........................................................                       581,413,790                4.3%
                                                                                         --------------                ---
GERMANY -- (5.7%)
    Aareal Bank AG...................................................  1,935,615             64,981,878                0.5%
#   Aurubis AG.......................................................  1,214,955             59,735,127                0.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
GERMANY -- (Continued)
*   Dialog Semiconductor P.L.C.......................................  1,084,890         $   48,798,666                0.4%
#   K+S AG...........................................................  5,143,450             73,036,915                0.6%
    Lanxess AG.......................................................    755,901             49,117,832                0.4%
#   OSRAM Licht AG...................................................  1,064,472             47,650,716                0.4%
    Other Securities.................................................                       454,666,825                3.1%
                                                                                         --------------               ----
TOTAL GERMANY........................................................                       797,987,959                5.9%
                                                                                         --------------               ----
GREECE -- (0.0%)
    Other Securities.................................................                             1,916                0.0%
                                                                                         --------------               ----
HONG KONG -- (2.5%)
    Other Securities.................................................                       353,823,185                2.6%
                                                                                         --------------               ----
IRELAND -- (0.1%)
    Other Securities.................................................                        15,728,581                0.1%
                                                                                         --------------               ----
ISRAEL -- (0.8%)
    Other Securities.................................................                       107,695,130                0.8%
                                                                                         --------------               ----
ITALY -- (5.0%)
#*  Banco BPM SpA.................................................... 25,325,494             57,649,973                0.4%
#   BPER Banca....................................................... 14,354,646             64,219,630                0.5%
#   Buzzi Unicem SpA.................................................  2,457,060             59,285,458                0.4%
#*  Saipem SpA....................................................... 13,961,308             63,370,901                0.5%
#   Unione di Banche Italiane SpA.................................... 25,232,083             76,863,720                0.6%
    Unipol Gruppo SpA................................................ 12,113,158             67,604,301                0.5%
    Other Securities.................................................                       303,820,318                2.3%
                                                                                         --------------               ----
TOTAL ITALY..........................................................                       692,814,301                5.2%
                                                                                         --------------               ----
JAPAN -- (25.3%)
    Other Securities.................................................                     3,530,465,860               26.3%
                                                                                         --------------               ----
NETHERLANDS -- (2.8%)
    ASR Nederland NV.................................................  2,205,160             80,838,064                0.6%
#   SBM Offshore NV..................................................  5,015,641             86,497,252                0.6%
    Signify NV.......................................................  1,753,859             51,388,165                0.4%
    Other Securities.................................................                       173,574,527                1.3%
                                                                                         --------------               ----
TOTAL NETHERLANDS....................................................                       392,298,008                2.9%
                                                                                         --------------               ----
NEW ZEALAND -- (0.4%)
    Other Securities.................................................                        53,037,883                0.4%
                                                                                         --------------               ----
NORWAY -- (1.0%)
    Other Securities.................................................                       144,396,313                1.1%
                                                                                         --------------               ----
PORTUGAL -- (0.3%)
    Other Securities.................................................                        42,479,154                0.3%
                                                                                         --------------               ----
SINGAPORE -- (0.9%)
    Other Securities.................................................                       128,482,135                1.0%
                                                                                         --------------               ----
SPAIN -- (2.3%)
#   Acciona SA.......................................................    714,249             74,409,226                0.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                                                                                PERCENTAGE
                                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ---------- ------------------------------- ---------------
SPAIN -- (Continued)
      Other Securities............................................                    $   243,071,010                1.8%
                                                                                      ---------------              -----
TOTAL SPAIN.......................................................                        317,480,236                2.4%
                                                                                      ---------------              -----
SWEDEN -- (2.5%)
      Other Securities............................................                        350,798,748                2.6%
                                                                                      ---------------              -----
SWITZERLAND -- (4.0%)
      Allreal Holding AG..........................................    285,375              55,605,064                0.4%
      Helvetia Holding AG.........................................    649,974              91,300,048                0.7%
      Other Securities............................................                        409,442,329                3.1%
                                                                                      ---------------              -----
TOTAL SWITZERLAND.................................................                        556,347,441                4.2%
                                                                                      ---------------              -----
UNITED KINGDOM -- (15.0%)
      Aggreko P.L.C...............................................  5,235,543              53,674,990                0.4%
      Bellway P.L.C...............................................  3,113,524             127,434,740                1.0%
      Bovis Homes Group P.L.C.....................................  4,767,183              72,233,247                0.5%
      Centamin P.L.C.............................................. 35,161,164              53,186,640                0.4%
      Close Brothers Group P.L.C..................................  2,940,933              52,734,542                0.4%
*     EI Group P.L.C.............................................. 15,351,269              56,065,285                0.4%
*     Firstgroup P.L.C............................................ 27,448,860              45,912,747                0.3%
      Grafton Group P.L.C.........................................  5,419,376              54,877,928                0.4%
      Hiscox, Ltd.................................................  3,298,913              63,704,948                0.5%
      Meggitt P.L.C............................................... 10,427,855              84,375,202                0.6%
      National Express Group P.L.C................................ 10,283,289              59,496,716                0.5%
      Phoenix Group Holdings P.L.C................................  7,725,396              70,564,799                0.5%
      Redrow P.L.C................................................  7,588,073              59,155,283                0.4%
      Travis Perkins P.L.C........................................  5,440,108             101,045,309                0.8%
      Tullow Oil P.L.C............................................ 29,939,495              80,007,924                0.6%
      Other Securities............................................                      1,051,895,844                7.8%
                                                                                      ---------------              -----
TOTAL UNITED KINGDOM..............................................                      2,086,366,144               15.5%
                                                                                      ---------------              -----
TOTAL COMMON STOCKS...............................................                     13,127,624,475               97.8%
                                                                                      ---------------              -----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities............................................                         14,962,389                0.1%
                                                                                      ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................................                            495,266                0.0%
                                                                                      ---------------              -----
TOTAL INVESTMENT SECURITIES
  (Cost $12,655,097,405)..........................................                     13,143,082,130
                                                                                      ---------------

                                                                                          VALUE+
                                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (5.7%)
@(S)  The DFA Short Term Investment
        Fund...................................................... 68,564,422             793,358,925                5.9%
                                                                                      ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $13,448,376,291)..........................................                    $13,936,441,055              103.8%
                                                                                      ===============              =====

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

As of October 31, 2019, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
         DESCRIPTION           CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------------------------  --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index........    748     12/20/19  $110,785,406 $113,538,920   $2,753,514
                                                    ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.......                      $110,785,406 $113,538,920   $2,753,514
                                                    ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ------------------------------------------------------
                             LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                          -------------- --------------- ------- ---------------
Common Stocks
   Australia............. $      319,134 $   906,161,685   --    $   906,480,819
   Austria...............             --     118,010,464   --        118,010,464
   Belgium...............             --     203,717,675   --        203,717,675
   Canada................  1,198,877,186      12,386,734   --      1,211,263,920
   China.................             --       1,988,736   --          1,988,736
   Denmark...............             --     218,265,927   --        218,265,927
   Finland...............             --     316,280,150   --        316,280,150
   France................             --     581,413,790   --        581,413,790
   Germany...............        632,936     797,355,023   --        797,987,959
   Greece................             --           1,916   --              1,916
   Hong Kong.............             --     353,823,185   --        353,823,185
   Ireland...............             --      15,728,581   --         15,728,581
   Israel................             --     107,695,130   --        107,695,130
   Italy.................     12,689,846     680,124,455   --        692,814,301
   Japan.................             --   3,530,465,860   --      3,530,465,860
   Netherlands...........             --     392,298,008   --        392,298,008
   New Zealand...........             --      53,037,883   --         53,037,883
   Norway................             --     144,396,313   --        144,396,313
   Portugal..............             --      42,479,154   --         42,479,154
   Singapore.............             --     128,482,135   --        128,482,135
   Spain.................             --     317,480,236   --        317,480,236
   Sweden................      2,837,495     347,961,253   --        350,798,748
   Switzerland...........             --     556,347,441   --        556,347,441
   United Kingdom........             --   2,086,366,144   --      2,086,366,144
Preferred Stocks
   Germany...............             --      14,962,389   --         14,962,389
Rights/Warrants
   Canada................             --         420,370   --            420,370
   Italy.................             --          12,532   --             12,532
   Japan.................             --          10,734   --             10,734
   Norway................             --          51,630   --             51,630
Securities Lending
  Collateral.............             --     793,358,925   --        793,358,925
Futures Contracts**......      2,753,514              --   --          2,753,514
                          -------------- ---------------   --    ---------------
TOTAL.................... $1,218,110,111 $12,721,084,458   --    $13,939,194,569
                          ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (5.9%)
    BHP Group, Ltd................................................... 178,389          $  4,372,752                 0.2%
    BlueScope Steel, Ltd............................................. 444,303             4,067,225                 0.2%
    Santos, Ltd...................................................... 833,768             4,663,693                 0.2%
    Other Securities.................................................                   145,468,655                 5.6%
                                                                                       ------------                 ---
TOTAL AUSTRALIA......................................................                   158,572,325                 6.2%
                                                                                       ------------                 ---
AUSTRIA -- (0.6%)
    Other Securities.................................................                    16,594,922                 0.6%
                                                                                       ------------                 ---
BELGIUM -- (1.4%)
    Ageas............................................................  84,715             4,885,560                 0.2%
    Solvay SA........................................................  49,531             5,385,305                 0.2%
    Other Securities.................................................                    28,825,754                 1.1%
                                                                                       ------------                 ---
TOTAL BELGIUM........................................................                    39,096,619                 1.5%
                                                                                       ------------                 ---
CANADA -- (8.8%)
#   Bank of Nova Scotia (The)........................................  73,643             4,221,953                 0.2%
    Canadian Natural Resources, Ltd.................................. 220,479             5,560,480                 0.2%
*   Kinross Gold Corp................................................ 886,903             4,309,604                 0.2%
    Magna International, Inc.........................................  91,616             4,926,192                 0.2%
    Suncor Energy, Inc., (B3NB0P5)................................... 163,438             4,852,474                 0.2%
    Teck Resources, Ltd., Class B.................................... 260,318             4,120,834                 0.2%
    Other Securities.................................................                   209,784,012                 8.0%
                                                                                       ------------                 ---
TOTAL CANADA.........................................................                   237,775,549                 9.2%
                                                                                       ------------                 ---
CHINA -- (0.0%)
    Other Securities.................................................                       184,231                 0.0%
                                                                                       ------------                 ---
DENMARK -- (1.5%)
    Other Securities.................................................                    40,985,746                 1.6%
                                                                                       ------------                 ---
FINLAND -- (1.9%)
    UPM-Kymmene Oyj.................................................. 265,292             8,640,414                 0.3%
    Other Securities.................................................                    41,638,645                 1.6%
                                                                                       ------------                 ---
TOTAL FINLAND........................................................                    50,279,059                 1.9%
                                                                                       ------------                 ---
FRANCE -- (7.0%)
    Cie de Saint-Gobain.............................................. 163,947             6,677,223                 0.3%
    Peugeot SA....................................................... 392,822             9,948,654                 0.4%
    Societe Generale SA.............................................. 230,457             6,553,944                 0.3%
    Teleperformance..................................................  18,747             4,253,383                 0.2%
    Total SA......................................................... 304,258            16,085,571                 0.6%
    Other Securities.................................................                   144,409,252                 5.5%
                                                                                       ------------                 ---
TOTAL FRANCE.........................................................                   187,928,027                 7.3%
                                                                                       ------------                 ---
GERMANY -- (6.4%)
    Allianz SE.......................................................  24,364             5,950,238                 0.2%
    Bayer AG.........................................................  72,951             5,659,259                 0.2%
    Bayerische Motoren Werke AG......................................  55,891             4,279,836                 0.2%
#   Continental AG...................................................  42,035             5,630,201                 0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
GERMANY -- (Continued)
    Daimler AG.......................................................   153,503          $  8,952,715                 0.4%
    E.ON SE..........................................................   588,434             5,934,043                 0.2%
#   Lanxess AG.......................................................    65,368             4,247,559                 0.2%
    Other Securities.................................................                     130,681,625                 5.0%
                                                                                         ------------                ----
TOTAL GERMANY........................................................                     171,335,476                 6.6%
                                                                                         ------------                ----
HONG KONG -- (2.7%)
    New World Development Co., Ltd................................... 2,886,579             4,129,065                 0.2%
    Other Securities.................................................                      67,749,616                 2.6%
                                                                                         ------------                ----
TOTAL HONG KONG......................................................                      71,878,681                 2.8%
                                                                                         ------------                ----
IRELAND -- (0.7%)
    CRH P.L.C., Sponsored ADR........................................   122,410             4,467,965                 0.2%
    Other Securities.................................................                      14,659,900                 0.5%
                                                                                         ------------                ----
TOTAL IRELAND........................................................                      19,127,865                 0.7%
                                                                                         ------------                ----
ISRAEL -- (0.8%)
    Other Securities.................................................                      20,943,474                 0.8%
                                                                                         ------------                ----
ITALY -- (3.2%)
    Fiat Chrysler Automobiles NV, (BRJ2W98)..........................   334,965             5,131,664                 0.2%
    Fiat Chrysler Automobiles NV, (BRJFWP3)..........................   368,536             5,719,223                 0.2%
    UniCredit SpA....................................................   351,851             4,463,941                 0.2%
    Other Securities.................................................                      70,006,221                 2.7%
                                                                                         ------------                ----
TOTAL ITALY..........................................................                      85,321,049                 3.3%
                                                                                         ------------                ----
JAPAN -- (24.2%)
    Honda Motor Co., Ltd.............................................   173,935             4,705,633                 0.2%
    Mitsubishi UFJ Financial Group, Inc..............................   899,300             4,662,230                 0.2%
    Toyota Motor Corp................................................    73,263             5,083,052                 0.2%
#   Toyota Motor Corp., Sponsored ADR................................    36,827             5,102,381                 0.2%
    Other Securities.................................................                     632,635,223                24.5%
                                                                                         ------------                ----
TOTAL JAPAN..........................................................                     652,188,519                25.3%
                                                                                         ------------                ----
NETHERLANDS -- (2.7%)
    Koninklijke Ahold Delhaize NV....................................   245,266             6,112,042                 0.2%
    Other Securities.................................................                      67,880,859                 2.7%
                                                                                         ------------                ----
TOTAL NETHERLANDS....................................................                      73,992,901                 2.9%
                                                                                         ------------                ----
NEW ZEALAND -- (0.5%)
    Other Securities.................................................                      12,804,985                 0.5%
                                                                                         ------------                ----
NORWAY -- (0.8%)
    Other Securities.................................................                      22,693,448                 0.9%
                                                                                         ------------                ----
PORTUGAL -- (0.3%)
    Other Securities.................................................                       7,810,504                 0.3%
                                                                                         ------------                ----
SINGAPORE -- (1.1%)
    Other Securities.................................................                      29,924,309                 1.2%
                                                                                         ------------                ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED


                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
SPAIN -- (1.9%)
    Banco Santander SA............................................... 1,257,170         $    5,047,910                0.2%
    Other Securities.................................................                       46,023,034                1.8%
                                                                                        --------------               ----
TOTAL SPAIN..........................................................                       51,070,944                2.0%
                                                                                        --------------               ----
SWEDEN -- (2.5%)
    Other Securities.................................................                       67,972,766                2.6%
                                                                                        --------------               ----
SWITZERLAND -- (6.3%)
    Adecco Group AG..................................................    80,719              4,798,434                0.2%
    Helvetia Holding AG..............................................    34,781              4,885,591                0.2%
    Nestle SA........................................................   110,012             11,769,228                0.5%
    Novartis AG......................................................    52,784              4,612,012                0.2%
    Novartis AG, Sponsored ADR.......................................    73,269              6,406,641                0.3%
    Swiss Prime Site AG..............................................    49,013              5,051,860                0.2%
    Zurich Insurance Group AG........................................    14,600              5,718,821                0.2%
    Other Securities.................................................                      126,001,618                4.8%
                                                                                        --------------               ----
TOTAL SWITZERLAND....................................................                      169,244,205                6.6%
                                                                                        --------------               ----
UNITED KINGDOM -- (13.3%)
    Anglo American P.L.C.............................................   188,743              4,857,696                0.2%
    BP P.L.C., Sponsored ADR.........................................   248,133              9,406,728                0.4%
    British American Tobacco P.L.C...................................   158,257              5,535,175                0.2%
#   HSBC Holdings P.L.C., Sponsored ADR..............................   277,592             10,490,202                0.4%
    Lloyds Banking Group P.L.C....................................... 6,332,142              4,657,962                0.2%
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A.................   161,774              9,378,027                0.4%
    Royal Dutch Shell P.L.C., Sponsored ADR, Class B.................   102,022              5,946,862                0.2%
    Other Securities.................................................                      306,949,946               11.9%
                                                                                        --------------               ----
TOTAL UNITED KINGDOM.................................................                      357,222,598               13.9%
                                                                                        --------------               ----
UNITED STATES -- (0.0%)
    Other Security...................................................                           58,913                0.0%
                                                                                        --------------               ----
TOTAL COMMON STOCKS .................................................                    2,545,007,115               98.7%
                                                                                        --------------               ----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
    Volkswagen AG....................................................    35,613              6,770,217                0.3%
    Other Securities.................................................                        7,776,261                0.3%
                                                                                        --------------               ----
TOTAL GERMANY........................................................                       14,546,478                0.6%
                                                                                        --------------               ----
UNITED KINGDOM -- (0.0%)
    Other Securities.................................................                           11,484                0.0%
                                                                                        --------------               ----
TOTAL PREFERRED STOCKS...............................................                       14,557,962                0.6%
                                                                                        --------------               ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                          162,813                0.0%
                                                                                        --------------               ----
TOTAL INVESTMENT SECURITIES
  (Cost $2,315,741,708)..............................................                    2,559,727,890
                                                                                        --------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (4.9%)
@(S)  The DFA Short Term Investment Fund............................... 11,468,926 $  132,706,943        5.1%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $2,448,435,980)................................................            $2,692,434,833      104.4%
                                                                                   ==============      =====

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                         --------------------------------------------------
                           LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                         ------------ -------------- ------- --------------
     Common Stocks
        Australia....... $    278,929 $  158,293,396   --    $  158,572,325
        Austria.........           --     16,594,922   --        16,594,922
        Belgium.........      943,834     38,152,785   --        39,096,619
        Canada..........  237,004,236        771,313   --       237,775,549
        China...........           --        184,231   --           184,231
        Denmark.........           --     40,985,746   --        40,985,746
        Finland.........           --     50,279,059   --        50,279,059
        France..........      323,203    187,604,824   --       187,928,027
        Germany.........    4,115,665    167,219,811   --       171,335,476
        Hong Kong.......      282,710     71,595,971   --        71,878,681
        Ireland.........    4,467,965     14,659,900   --        19,127,865
        Israel..........    1,119,449     19,824,025   --        20,943,474
        Italy...........    5,696,684     79,624,365   --        85,321,049
        Japan...........   10,757,044    641,431,475   --       652,188,519
        Netherlands.....    7,160,314     66,832,587   --        73,992,901
        New Zealand.....        7,845     12,797,140   --        12,804,985
        Norway..........       46,818     22,646,630   --        22,693,448
        Portugal........           --      7,810,504   --         7,810,504
        Singapore.......        3,484     29,920,825   --        29,924,309
        Spain...........    2,201,586     48,869,358   --        51,070,944
        Sweden..........      223,670     67,749,096   --        67,972,766
        Switzerland.....   10,735,339    158,508,866   --       169,244,205
        United Kingdom..   49,374,390    307,848,208   --       357,222,598
        United States...           --         58,913   --            58,913
     Preferred Stocks
        Germany.........           --     14,546,478   --        14,546,478
        United Kingdom..           --         11,484   --            11,484
     Rights/Warrants
        Canada..........           --         91,436   --            91,436
        Italy...........           --         26,887   --            26,887
        Norway..........           --          1,928   --             1,928
        Spain...........           --         42,417   --            42,417
        Sweden..........           --            145   --               145
     Securities Lending
       Collateral.......           --    132,706,943   --       132,706,943
                         ------------ --------------   --    --------------
     TOTAL.............. $334,743,165 $2,357,691,668   --    $2,692,434,833
                         ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
COMMON STOCKS -- (95.5%)
AUSTRALIA -- (6.2%)
    BHP Group, Ltd................................................... 247,858           $ 6,075,607                 0.9%
#   BHP Group, Ltd., Sponsored ADR...................................  22,391             1,095,144                 0.2%
    CSL, Ltd.........................................................  37,467             6,607,540                 1.0%
    Wesfarmers, Ltd.................................................. 116,799             3,209,042                 0.5%
    Other Securities.................................................                    24,927,780                 3.8%
                                                                                        -----------                ----
TOTAL AUSTRALIA......................................................                    41,915,113                 6.4%
                                                                                        -----------                ----
AUSTRIA -- (0.1%)
    Other Securities.................................................                     1,063,718                 0.1%
                                                                                        -----------                ----
BELGIUM -- (0.9%)
    Other Securities.................................................                     6,003,062                 0.9%
                                                                                        -----------                ----
CANADA -- (8.4%)
#   Bank of Montreal, (2076009)......................................  44,483             3,292,911                 0.5%
    Canadian National Railway Co.....................................  50,822             4,541,962                 0.7%
    Other Securities.................................................                    49,069,486                 7.4%
                                                                                        -----------                ----
TOTAL CANADA.........................................................                    56,904,359                 8.6%
                                                                                        -----------                ----
DENMARK -- (1.5%)
    Novo Nordisk A.S., Class B....................................... 162,073             8,912,183                 1.4%
    Other Security...................................................                     1,473,285                 0.2%
                                                                                        -----------                ----
TOTAL DENMARK........................................................                    10,385,468                 1.6%
                                                                                        -----------                ----
FINLAND -- (0.9%)
    Other Securities.................................................                     6,427,598                 1.0%
                                                                                        -----------                ----
FRANCE -- (10.2%)
    Airbus SE........................................................  41,631             5,972,310                 0.9%
    Cie Generale des Etablissements Michelin SCA.....................  30,215             3,678,893                 0.6%
    Kering SA........................................................   6,008             3,418,530                 0.5%
    Legrand SA.......................................................  39,914             3,118,241                 0.5%
    LVMH Moet Hennessy Louis Vuitton SE..............................  24,113            10,297,592                 1.6%
#   Orange SA........................................................ 199,445             3,209,966                 0.5%
    Safran SA........................................................  28,182             4,463,744                 0.7%
#   Vinci SA.........................................................  44,122             4,950,322                 0.8%
    Other Securities.................................................                    30,051,246                 4.4%
                                                                                        -----------                ----
TOTAL FRANCE.........................................................                    69,160,844                10.5%
                                                                                        -----------                ----
GERMANY -- (6.9%)
    Adidas AG........................................................  12,924             3,995,154                 0.6%
    Deutsche Boerse AG...............................................  21,224             3,286,741                 0.5%
    Deutsche Post AG.................................................  85,557             3,030,860                 0.5%
    Deutsche Telekom AG.............................................. 307,595             5,412,306                 0.8%
    E.ON SE.......................................................... 333,869             3,366,891                 0.5%
    Infineon Technologies AG......................................... 187,753             3,636,544                 0.6%
    Other Securities.................................................                    24,036,078                 3.6%
                                                                                        -----------                ----
TOTAL GERMANY........................................................                    46,764,574                 7.1%
                                                                                        -----------                ----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED


                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
HONG KONG -- (2.7%)
    Other Securities.................................................                  $ 18,293,655                 2.8%
                                                                                       ------------                ----
IRELAND -- (0.5%)
    Other Securities.................................................                     3,186,938                 0.5%
                                                                                       ------------                ----
ISRAEL -- (0.4%)
    Other Securities.................................................                     2,564,370                 0.4%
                                                                                       ------------                ----
ITALY -- (2.0%)
    Other Securities.................................................                    13,911,759                 2.1%
                                                                                       ------------                ----
JAPAN -- (21.9%)
    Daikin Industries, Ltd...........................................  22,900             3,205,075                 0.5%
    Kao Corp.........................................................  36,700             2,950,630                 0.5%
    KDDI Corp........................................................ 192,800             5,334,996                 0.8%
    NTT DOCOMO, Inc.................................................. 139,000             3,810,699                 0.6%
    Recruit Holdings Co., Ltd........................................ 105,600             3,509,515                 0.5%
    Seven & I Holdings Co., Ltd......................................  79,800             3,014,867                 0.5%
#   SoftBank Group Corp.............................................. 177,100             6,812,400                 1.0%
    Sony Corp........................................................ 134,900             8,211,247                 1.2%
    Tokyo Electron, Ltd..............................................  14,300             2,897,160                 0.4%
    Other Securities.................................................                   108,744,826                16.5%
                                                                                       ------------                ----
TOTAL JAPAN..........................................................                   148,491,415                22.5%
                                                                                       ------------                ----
NETHERLANDS -- (3.3%)
    Koninklijke Ahold Delhaize NV.................................... 144,612             3,603,739                 0.6%
#   Unilever NV......................................................  82,174             4,867,988                 0.8%
    Wolters Kluwer NV................................................  47,304             3,484,081                 0.5%
    Other Securities.................................................                    10,435,471                 1.5%
                                                                                       ------------                ----
TOTAL NETHERLANDS....................................................                    22,391,279                 3.4%
                                                                                       ------------                ----
NEW ZEALAND -- (0.2%)
    Other Securities.................................................                     1,389,377                 0.2%
                                                                                       ------------                ----
NORWAY -- (0.7%)
    Other Securities.................................................                     4,504,977                 0.7%
                                                                                       ------------                ----
PORTUGAL -- (0.1%)
    Other Security...................................................                       529,550                 0.1%
                                                                                       ------------                ----
SINGAPORE -- (1.1%)
    Other Securities.................................................                     7,661,402                 1.2%
                                                                                       ------------                ----
SPAIN -- (2.6%)
    Industria de Diseno Textil SA....................................  92,858             2,893,530                 0.4%
    Telefonica SA.................................................... 484,179             3,718,146                 0.6%
    Other Securities.................................................                    11,066,453                 1.7%
                                                                                       ------------                ----
TOTAL SPAIN..........................................................                    17,678,129                 2.7%
                                                                                       ------------                ----
SWEDEN -- (2.3%)
    Other Securities.................................................                    15,802,276                 2.4%
                                                                                       ------------                ----
SWITZERLAND -- (8.1%)
    Givaudan SA......................................................   1,629             4,785,894                 0.7%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

                                                                                                               PERCENTAGE
                                                                    SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   --------- ------------------------------- ---------------
SWITZERLAND -- (Continued)
      Nestle SA...................................................    98,099          $ 10,494,760                  1.6%
      Roche Holding AG............................................     2,735               815,377                  0.1%
      Roche Holding AG............................................    67,939            20,446,636                  3.1%
      Sika AG.....................................................    18,454             3,172,363                  0.5%
      Other Securities............................................                      15,399,208                  2.4%
                                                                                      ------------                -----
TOTAL SWITZERLAND.................................................                      55,114,238                  8.4%
                                                                                      ------------                -----
UNITED KINGDOM -- (14.5%)
      AstraZeneca P.L.C...........................................    26,662             2,600,004                  0.4%
#     AstraZeneca P.L.C., Sponsored ADR...........................   192,433             9,434,990                  1.4%
      BHP Group P.L.C.............................................   171,304             3,633,451                  0.6%
      BT Group P.L.C.............................................. 1,702,202             4,517,400                  0.7%
      Compass Group P.L.C.........................................   132,577             3,529,738                  0.5%
      Diageo P.L.C., Sponsored ADR................................    43,065             7,057,061                  1.1%
      Experian P.L.C..............................................   143,441             4,521,447                  0.7%
      Ferguson P.L.C..............................................    39,071             3,336,421                  0.5%
      GlaxoSmithKline P.L.C.......................................    14,845               340,024                  0.1%
      GlaxoSmithKline P.L.C., Sponsored ADR.......................   171,685             7,863,173                  1.2%
      Imperial Brands P.L.C.......................................   173,832             3,813,085                  0.6%
#     Rio Tinto P.L.C., Sponsored ADR.............................    97,092             5,049,755                  0.8%
      Unilever P.L.C., Sponsored ADR..............................    92,117             5,537,153                  0.8%
      Other Securities............................................                      37,037,697                  5.5%
                                                                                      ------------                -----
TOTAL UNITED KINGDOM..............................................                      98,271,399                 14.9%
                                                                                      ------------                -----
TOTAL COMMON STOCKS...............................................                     648,415,500                 98.5%
                                                                                      ------------                -----
PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
      Volkswagen AG...............................................    18,995             3,611,048                  0.6%
      Other Securities............................................                       1,379,143                  0.1%
                                                                                      ------------                -----
TOTAL GERMANY.....................................................                       4,990,191                  0.7%
                                                                                      ------------                -----
UNITED KINGDOM -- (0.0%)
      Other Security..............................................                           8,891                  0.0%
                                                                                      ------------                -----
TOTAL PREFERRED STOCKS............................................                       4,999,082                  0.7%
                                                                                      ------------                -----
TOTAL INVESTMENT SECURITIES
  (Cost $618,186,641).............................................                     653,414,582
                                                                                      ------------

                                                                                         VALUE+
                                                                             -------------------------------
SECURITIES LENDING COLLATERAL -- (3.8%)
@(S)  The DFA Short Term Investment Fund.......................... 2,244,424            25,970,231                  4.0%
                                                                                      ------------                -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $644,155,045).............................................                    $679,384,813                103.2%
                                                                                      ============                =====

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                              ----------------------------------------------
                                LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                              ------------ ------------ ------- ------------
    Common Stocks
       Australia............. $  1,095,144 $ 40,819,969   --    $ 41,915,113
       Austria...............           --    1,063,718   --       1,063,718
       Belgium...............           --    6,003,062   --       6,003,062
       Canada................   56,904,359           --   --      56,904,359
       Denmark...............           --   10,385,468   --      10,385,468
       Finland...............           --    6,427,598   --       6,427,598
       France................      219,066   68,941,778   --      69,160,844
       Germany...............           --   46,764,574   --      46,764,574
       Hong Kong.............           --   18,293,655   --      18,293,655
       Ireland...............      683,389    2,503,549   --       3,186,938
       Israel................      652,437    1,911,933   --       2,564,370
       Italy.................    1,255,501   12,656,258   --      13,911,759
       Japan.................           --  148,491,415   --     148,491,415
       Netherlands...........    5,625,081   16,766,198   --      22,391,279
       New Zealand...........           --    1,389,377   --       1,389,377
       Norway................           --    4,504,977   --       4,504,977
       Portugal..............           --      529,550   --         529,550
       Singapore.............           --    7,661,402   --       7,661,402
       Spain.................           --   17,678,129   --      17,678,129
       Sweden................           --   15,802,276   --      15,802,276
       Switzerland...........       37,245   55,076,993   --      55,114,238
       United Kingdom........   37,473,237   60,798,162   --      98,271,399
    Preferred Stocks
       Germany...............           --    4,990,191   --       4,990,191
       United Kingdom........           --        8,891   --           8,891
    Securities Lending
      Collateral.............           --   25,970,231   --      25,970,231
                              ------------ ------------   --    ------------
    TOTAL.................... $103,945,459 $575,439,354   --    $679,384,813
                              ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                               SHARES      VALUE+
                                                                                              --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company.........           $193,496,699
Investment in Dimensional Emerging Markets Value Fund........................................             79,522,820
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group
  Inc........................................................................................ 1,565,459   29,086,235
                                                                                                        ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $290,856,255)........................................................................           $302,105,754
                                                                                                        ============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------
                                                               LEVEL 1    LEVEL 2  LEVEL 3     TOTAL
                                                             ------------ -------- -------- ------------
Affiliated Investment Companies............................. $302,105,754       --       -- $302,105,754
                                                             ------------ -------- -------- ------------
TOTAL....................................................... $302,105,754       --       -- $302,105,754
                                                             ============ ======== ======== ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
COMMON STOCKS -- (98.9%)
AUSTRALIA -- (5.5%)
    BlueScope Steel, Ltd............................................. 117,966           $ 1,079,882                 0.2%
    Boral, Ltd....................................................... 337,513             1,171,817                 0.2%
    Incitec Pivot, Ltd............................................... 464,128             1,104,364                 0.2%
    Other Securities.................................................                    26,063,776                 4.9%
                                                                                        -----------                 ---
TOTAL AUSTRALIA......................................................                    29,419,839                 5.5%
                                                                                        -----------                 ---
AUSTRIA -- (0.6%)
    Raiffeisen Bank International AG.................................  43,878             1,081,122                 0.2%
    Other Securities.................................................                     2,281,766                 0.4%
                                                                                        -----------                 ---
TOTAL AUSTRIA........................................................                     3,362,888                 0.6%
                                                                                        -----------                 ---
BELGIUM -- (1.2%)
    Ageas............................................................  24,339             1,403,647                 0.3%
    Other Securities.................................................                     4,890,639                 0.9%
                                                                                        -----------                 ---
TOTAL BELGIUM........................................................                     6,294,286                 1.2%
                                                                                        -----------                 ---
BRAZIL -- (1.8%)
    Other Securities.................................................                     9,726,426                 1.8%
                                                                                        -----------                 ---
CANADA -- (7.1%)
    First Quantum Minerals, Ltd...................................... 124,350             1,050,805                 0.2%
*   Kinross Gold Corp................................................ 413,553             2,009,520                 0.4%
    Lundin Mining Corp............................................... 216,814             1,094,688                 0.2%
    Yamana Gold, Inc................................................. 321,295             1,173,357                 0.2%
    Other Securities.................................................                    32,169,626                 6.0%
                                                                                        -----------                 ---
TOTAL CANADA.........................................................                    37,497,996                 7.0%
                                                                                        -----------                 ---
CHILE -- (0.2%)
    Other Securities.................................................                       885,270                 0.2%
                                                                                        -----------                 ---
CHINA -- (5.7%)
    Other Securities.................................................                    30,472,172                 5.7%
                                                                                        -----------                 ---
COLOMBIA -- (0.1%)
    Other Securities.................................................                       522,394                 0.1%
                                                                                        -----------                 ---
DENMARK -- (1.1%)
    Other Securities.................................................                     6,092,261                 1.1%
                                                                                        -----------                 ---
FINLAND -- (1.7%)
    Huhtamaki Oyj....................................................  24,407             1,130,178                 0.2%
    Stora Enso Oyj, Class R.......................................... 103,034             1,338,589                 0.3%
    Other Securities.................................................                     6,321,578                 1.2%
                                                                                        -----------                 ---
TOTAL FINLAND........................................................                     8,790,345                 1.7%
                                                                                        -----------                 ---
FRANCE -- (4.9%)
    Arkema SA........................................................  18,073             1,849,553                 0.4%
    Atos SE..........................................................  20,609             1,599,394                 0.3%
    Eiffage SA.......................................................  14,549             1,562,652                 0.3%
    Rexel SA.........................................................  88,383             1,095,729                 0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED


                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
FRANCE -- (Continued)
    SCOR SE..........................................................  39,667          $  1,673,119                 0.3%
    Valeo SA.........................................................  53,015             1,974,315                 0.4%
    Other Securities.................................................                    16,253,020                 3.0%
                                                                                       ------------                ----
TOTAL FRANCE.........................................................                    26,007,782                 4.9%
                                                                                       ------------                ----
GERMANY -- (5.1%)
    Commerzbank AG................................................... 311,524             1,864,080                 0.4%
    Covestro AG......................................................  36,003             1,728,933                 0.3%
    GEA Group AG.....................................................  45,578             1,392,036                 0.3%
    KION Group AG....................................................  19,993             1,330,289                 0.3%
    Lanxess AG.......................................................  17,402             1,130,768                 0.2%
    OSRAM Licht AG...................................................  28,719             1,285,596                 0.3%
    Rheinmetall AG...................................................  12,040             1,452,103                 0.3%
    Other Securities.................................................                    17,004,229                 3.0%
                                                                                       ------------                ----
TOTAL GERMANY........................................................                    27,188,034                 5.1%
                                                                                       ------------                ----
GREECE -- (0.1%)
    Other Securities.................................................                       353,469                 0.1%
                                                                                       ------------                ----
HONG KONG -- (1.7%)
    Other Securities.................................................                     8,870,932                 1.7%
                                                                                       ------------                ----
INDIA -- (2.5%)
    Other Securities.................................................                    13,219,772                 2.5%
                                                                                       ------------                ----
INDONESIA -- (0.6%)
    Other Securities.................................................                     3,168,078                 0.6%
                                                                                       ------------                ----
IRELAND -- (0.8%)
    Bank of Ireland Group P.L.C...................................... 376,009             1,812,375                 0.4%
    Flutter Entertainment P.L.C .....................................  10,939             1,130,518                 0.2%
    Other Securities.................................................                     1,282,796                 0.2%
                                                                                       ------------                ----
TOTAL IRELAND........................................................                     4,225,689                 0.8%
                                                                                       ------------                ----
ISRAEL -- (0.6%)
    Other Securities.................................................                     3,227,305                 0.6%
                                                                                       ------------                ----
ITALY -- (2.9%)
*   Banco BPM SpA.................................................... 469,718             1,069,249                 0.2%
    Mediobanca Banca di Credito Finanziario SpA...................... 181,748             2,161,225                 0.4%
    Other Securities.................................................                    12,254,436                 2.3%
                                                                                       ------------                ----
TOTAL ITALY..........................................................                    15,484,910                 2.9%
                                                                                       ------------                ----
JAPAN -- (20.0%)
    Teijin, Ltd......................................................  53,200             1,066,039                 0.2%
    Other Securities.................................................                   105,167,377                19.7%
                                                                                       ------------                ----
TOTAL JAPAN..........................................................                   106,233,416                19.9%
                                                                                       ------------                ----
MALAYSIA -- (0.8%)
    Other Securities.................................................                     4,208,922                 0.8%
                                                                                       ------------                ----

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED


                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
MEXICO -- (0.7%)
    Other Securities.................................................                   $ 3,567,876                 0.7%
                                                                                        -----------                 ---
NETHERLANDS -- (1.9%)
    ASM International NV.............................................  12,430             1,253,214                 0.2%
    ASR Nederland NV.................................................  44,759             1,640,802                 0.3%
    Randstad NV......................................................  28,886             1,603,082                 0.3%
    Other Securities.................................................                     5,500,862                 1.1%
                                                                                        -----------                 ---
TOTAL NETHERLANDS....................................................                     9,997,960                 1.9%
                                                                                        -----------                 ---
NEW ZEALAND -- (0.4%)
    Other Securities.................................................                     2,094,156                 0.4%
                                                                                        -----------                 ---
NORWAY -- (0.6%)
    Other Securities.................................................                     3,444,784                 0.6%
                                                                                        -----------                 ---
PHILIPPINES -- (0.3%)
    Other Securities.................................................                     1,675,710                 0.3%
                                                                                        -----------                 ---
POLAND -- (0.3%)
    Other Securities.................................................                     1,487,645                 0.3%
                                                                                        -----------                 ---
PORTUGAL -- (0.2%)
    Other Securities.................................................                     1,221,956                 0.2%
                                                                                        -----------                 ---
RUSSIA -- (0.2%)
    Other Securities.................................................                       937,638                 0.2%
                                                                                        -----------                 ---
SINGAPORE -- (0.6%)
    Other Securities.................................................                     3,364,135                 0.6%
                                                                                        -----------                 ---
SOUTH AFRICA -- (1.9%)
*   Impala Platinum Holdings, Ltd.................................... 164,273             1,131,014                 0.2%
    Other Securities.................................................                     8,803,896                 1.7%
                                                                                        -----------                 ---
TOTAL SOUTH AFRICA...................................................                     9,934,910                 1.9%
                                                                                        -----------                 ---
SOUTH KOREA -- (3.5%)
    Other Securities.................................................                    18,601,185                 3.5%
                                                                                        -----------                 ---
SPAIN -- (1.6%)
    Other Securities.................................................                     8,574,076                 1.6%
                                                                                        -----------                 ---
SWEDEN -- (2.1%)
    Other Securities.................................................                    11,423,182                 2.1%
                                                                                        -----------                 ---
SWITZERLAND -- (3.7%)
    Adecco Group AG..................................................  41,835             2,486,930                 0.5%
    Baloise Holding AG...............................................  14,564             2,693,661                 0.5%
    Swiss Prime Site AG..............................................  11,884             1,224,906                 0.2%
    Other Securities.................................................                    13,437,386                 2.5%
                                                                                        -----------                 ---
TOTAL SWITZERLAND....................................................                    19,842,883                 3.7%
                                                                                        -----------                 ---
TAIWAN -- (4.2%)
    Other Securities.................................................                    22,274,629                 4.2%
                                                                                        -----------                 ---

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                  PERCENTAGE
                                        SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                        ------- ------------------------------- ---------------
THAILAND -- (0.7%)
        Other Securities...............                  $  3,969,256                 0.7%
                                                         ------------                ----
TURKEY -- (0.2%)
        Other Securities...............                     1,008,023                 0.2%
                                                         ------------                ----
UNITED KINGDOM -- (10.8%)
        Barratt Developments P.L.C..... 181,197             1,481,793                 0.3%
        Bellway P.L.C..................  31,871             1,304,462                 0.3%
        Berkeley Group Holdings P.L.C..  26,611             1,516,811                 0.3%
        Cobham P.L.C................... 666,518             1,363,350                 0.3%
        GVC Holdings P.L.C.............  91,501             1,055,627                 0.2%
        Investec P.L.C................. 211,733             1,200,411                 0.2%
        J Sainsbury P.L.C.............. 406,591             1,071,479                 0.2%
        Kingfisher P.L.C............... 593,169             1,591,239                 0.3%
        Merlin Entertainments P.L.C.... 189,161             1,114,434                 0.2%
        Phoenix Group Holdings P.L.C... 137,472             1,255,688                 0.2%
        Taylor Wimpey P.L.C............ 568,351             1,218,944                 0.2%
        Travis Perkins P.L.C...........  79,648             1,479,393                 0.3%
        Tullow Oil P.L.C............... 435,039             1,162,565                 0.2%
        Wm Morrison Supermarkets P.L.C. 712,962             1,841,833                 0.4%
        Other Securities...............                    38,646,180                 7.2%
                                                         ------------                ----
TOTAL UNITED KINGDOM...................                    57,304,209                10.8%
                                                         ------------                ----
TOTAL COMMON STOCKS....................                   525,976,399                98.7%
                                                         ------------                ----
PREFERRED STOCKS -- (0.6%)
BRAZIL -- (0.4%)
        Other Securities...............                     2,281,936                 0.4%
                                                         ------------                ----
COLOMBIA -- (0.0%)
        Other Security.................                        58,305                 0.0%
                                                         ------------                ----
GERMANY -- (0.2%)
        Other Securities...............                       903,541                 0.2%
                                                         ------------                ----
TOTAL PREFERRED STOCKS.................                     3,243,782                 0.6%
                                                         ------------                ----
RIGHTS/WARRANTS -- (0.0%)
        Other Securities...............                        32,414                 0.0%
                                                         ------------                ----
TOTAL INVESTMENT SECURITIES
  (Cost $542,407,680)..................                   529,252,595
                                                         ------------

                                                            VALUE+
                                                -------------------------------
SECURITIES LENDING COLLATERAL -- (0.5%)
@(S)    The DFA Short Term Investment
          Fund......................... 241,696             2,796,664                 0.5%
                                                         ------------                ----
TOTAL INVESTMENTS--(100.0%)
  (Cost $545,203,945)..................                  $532,049,259                99.8%
                                                         ============                ====

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ---------------------------------------------
                             LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                           ----------- ------------ ------- ------------
       Common Stocks
          Australia....... $    30,328 $ 29,389,511   --    $ 29,419,839
          Austria.........          --    3,362,888   --       3,362,888
          Belgium.........          --    6,294,286   --       6,294,286
          Brazil..........   9,726,426           --   --       9,726,426
          Canada..........  37,356,765      141,231   --      37,497,996
          Chile...........       8,172      877,098   --         885,270
          China...........   1,425,951   29,046,221   --      30,472,172
          Colombia........     522,394           --   --         522,394
          Denmark.........          --    6,092,261   --       6,092,261
          Finland.........          --    8,790,345   --       8,790,345
          France..........          --   26,007,782   --      26,007,782
          Germany.........          --   27,188,034   --      27,188,034
          Greece..........          --      353,469   --         353,469
          Hong Kong.......          --    8,870,932   --       8,870,932
          India...........      87,334   13,132,438   --      13,219,772
          Indonesia.......          --    3,168,078   --       3,168,078
          Ireland.........          --    4,225,689   --       4,225,689
          Israel..........          --    3,227,305   --       3,227,305
          Italy...........      97,660   15,387,250   --      15,484,910
          Japan...........          --  106,233,416   --     106,233,416
          Malaysia........       2,061    4,206,861   --       4,208,922
          Mexico..........   3,567,876           --   --       3,567,876
          Netherlands.....      44,034    9,953,926   --       9,997,960
          New Zealand.....          --    2,094,156   --       2,094,156
          Norway..........          --    3,444,784   --       3,444,784
          Philippines.....          --    1,675,710   --       1,675,710
          Poland..........          --    1,487,645   --       1,487,645
          Portugal........          --    1,221,956   --       1,221,956
          Russia..........     760,526      177,112   --         937,638
          Singapore.......          --    3,364,135   --       3,364,135
          South Africa....     865,420    9,069,490   --       9,934,910
          South Korea.....      18,763   18,582,422   --      18,601,185
          Spain...........          --    8,574,076   --       8,574,076
          Sweden..........      51,070   11,372,112   --      11,423,182
          Switzerland.....          --   19,842,883   --      19,842,883
          Taiwan..........          --   22,274,629   --      22,274,629
          Thailand........   3,969,256           --   --       3,969,256
          Turkey..........          --    1,008,023   --       1,008,023
          United Kingdom..      91,520   57,212,689   --      57,304,209
       Preferred Stocks
          Brazil..........   2,281,936           --   --       2,281,936
          Colombia........      58,305           --   --          58,305
          Germany.........          --      903,541   --         903,541
       Rights/Warrants
          Canada..........          --       18,903   --          18,903
          Italy...........          --        9,119   --           9,119
          Norway..........          --          917   --             917
          Taiwan..........          --        1,406   --           1,406
          Thailand........          --        2,069   --           2,069
       Securities Lending
         Collateral.......          --    2,796,664   --       2,796,664
                           ----------- ------------   --    ------------
       TOTAL.............. $60,965,797 $471,083,462   --    $532,049,259
                           =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (96.2%)
AUSTRALIA -- (4.4%)
    BHP Group, Ltd...................................................    487,213          $ 11,942,785                 0.3%
    Other Securities.................................................                      156,160,170                 4.2%
                                                                                          ------------                 ---
TOTAL AUSTRALIA......................................................                      168,102,955                 4.5%
                                                                                          ------------                 ---
AUSTRIA -- (0.4%)
    Other Securities.................................................                       15,631,664                 0.4%
                                                                                          ------------                 ---
BELGIUM -- (0.9%)
    Other Securities.................................................                       32,834,130                 0.9%
                                                                                          ------------                 ---
BRAZIL -- (1.8%)
    Other Securities.................................................                       66,980,639                 1.8%
                                                                                          ------------                 ---
CANADA -- (6.4%)
    Bank of Montreal, (2073174)......................................     92,353             6,833,198                 0.2%
    Royal Bank of Canada.............................................     97,391             7,855,558                 0.2%
    Other Securities.................................................                      230,882,043                 6.2%
                                                                                          ------------                 ---
TOTAL CANADA.........................................................                      245,570,799                 6.6%
                                                                                          ------------                 ---
CHILE -- (0.2%)
    Other Securities.................................................                        8,664,068                 0.2%
                                                                                          ------------                 ---
CHINA -- (7.3%)
    China Construction Bank Corp., Class H........................... 12,926,000            10,357,222                 0.3%
    China Mobile, Ltd................................................    841,000             6,834,550                 0.2%
    Ping An Insurance Group Co. of China, Ltd., Class H..............    712,000             8,217,748                 0.2%
    Tencent Holdings, Ltd............................................    456,700            18,525,082                 0.5%
    Other Securities.................................................                      234,487,263                 6.3%
                                                                                          ------------                 ---
TOTAL CHINA..........................................................                      278,421,865                 7.5%
                                                                                          ------------                 ---
COLOMBIA -- (0.1%)
    Other Securities.................................................                        3,444,108                 0.1%
                                                                                          ------------                 ---
CZECH REPUBLIC -- (0.0%)
    Other Securities.................................................                        1,629,969                 0.1%
                                                                                          ------------                 ---
DENMARK -- (1.2%)
    Novo Nordisk A.S., Class B.......................................    147,009             8,083,833                 0.2%
    Other Securities.................................................                       36,386,616                 1.0%
                                                                                          ------------                 ---
TOTAL DENMARK........................................................                       44,470,449                 1.2%
                                                                                          ------------                 ---
EGYPT -- (0.0%)
    Other Securities.................................................                          311,231                 0.0%
                                                                                          ------------                 ---
FINLAND -- (1.2%)
    UPM-Kymmene Oyj..................................................    191,178             6,226,562                 0.2%
    Other Securities.................................................                       39,054,444                 1.0%
                                                                                          ------------                 ---
TOTAL FINLAND........................................................                       45,281,006                 1.2%
                                                                                          ------------                 ---

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED


                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
FRANCE -- (5.9%)
    Airbus SE........................................................    49,446          $  7,093,436                 0.2%
    LVMH Moet Hennessy Louis Vuitton SE..............................    23,294             9,947,833                 0.3%
    Orange SA........................................................   390,196             6,280,006                 0.2%
    Peugeot SA.......................................................   282,821             7,162,756                 0.2%
    Total SA.........................................................   307,391            16,251,207                 0.4%
    Other Securities.................................................                     178,460,065                 4.8%
                                                                                         ------------                 ---
TOTAL FRANCE.........................................................                     225,195,303                 6.1%
                                                                                         ------------                 ---
GERMANY -- (4.9%)
    BASF SE..........................................................    85,761             6,519,483                 0.2%
    Bayerische Motoren Werke AG......................................    76,817             5,882,238                 0.2%
    Daimler AG.......................................................   180,199            10,509,699                 0.3%
    Deutsche Telekom AG..............................................   609,489            10,724,300                 0.3%
    Other Securities.................................................                     153,643,451                 4.0%
                                                                                         ------------                 ---
TOTAL GERMANY........................................................                     187,279,171                 5.0%
                                                                                         ------------                 ---
GREECE -- (0.0%)
    Other Securities.................................................                       1,782,922                 0.1%
                                                                                         ------------                 ---
HONG KONG -- (2.1%)
    AIA Group, Ltd...................................................   926,600             9,227,285                 0.3%
    Other Securities.................................................                      70,229,710                 1.8%
                                                                                         ------------                 ---
TOTAL HONG KONG......................................................                      79,456,995                 2.1%
                                                                                         ------------                 ---
HUNGARY -- (0.1%)
    Other Securities.................................................                       3,266,308                 0.1%
                                                                                         ------------                 ---
INDIA -- (2.7%)
    Reliance Industries, Ltd.........................................   296,998             6,124,650                 0.2%
    Other Securities.................................................                      98,753,783                 2.6%
                                                                                         ------------                 ---
TOTAL INDIA..........................................................                     104,878,433                 2.8%
                                                                                         ------------                 ---
INDONESIA -- (0.6%)
    Other Securities.................................................                      21,737,420                 0.6%
                                                                                         ------------                 ---
IRELAND -- (0.5%)
    CRH P.L.C., Sponsored ADR........................................   170,078             6,207,847                 0.2%
    Other Securities.................................................                      13,704,130                 0.3%
                                                                                         ------------                 ---
TOTAL IRELAND........................................................                      19,911,977                 0.5%
                                                                                         ------------                 ---
ISRAEL -- (0.5%)
    Other Securities.................................................                      19,683,789                 0.5%
                                                                                         ------------                 ---
ITALY -- (2.2%)
    Enel SpA......................................................... 1,025,364             7,946,940                 0.2%
    Eni SpA..........................................................   410,277             6,224,306                 0.2%
    Fiat Chrysler Automobiles NV, (BRJFWP3)..........................   409,465             6,354,391                 0.2%
    Other Securities.................................................                      64,602,542                 1.7%
                                                                                         ------------                 ---
TOTAL ITALY..........................................................                      85,128,179                 2.3%
                                                                                         ------------                 ---
JAPAN -- (17.2%)
    Honda Motor Co., Ltd.............................................   259,300             7,015,096                 0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
JAPAN -- (Continued)
    SoftBank Group Corp.............................................. 273,944          $ 10,537,641                 0.3%
    Sony Corp........................................................ 104,000             6,330,391                 0.2%
    Toyota Motor Corp................................................ 316,688            21,972,093                 0.6%
    Other Securities.................................................                   610,614,709                16.4%
                                                                                       ------------                ----
TOTAL JAPAN..........................................................                   656,469,930                17.7%
                                                                                       ------------                ----
MALAYSIA -- (0.6%)
    Other Securities.................................................                    23,712,591                 0.6%
                                                                                       ------------                ----
MEXICO -- (0.7%)
    Other Securities.................................................                    27,070,347                 0.7%
                                                                                       ------------                ----
NETHERLANDS -- (2.1%)
    Koninklijke Ahold Delhaize NV.................................... 384,495             9,581,630                 0.3%
    Other Securities.................................................                    70,010,990                 1.9%
                                                                                       ------------                ----
TOTAL NETHERLANDS....................................................                    79,592,620                 2.2%
                                                                                       ------------                ----
NEW ZEALAND -- (0.3%)
    Other Securities.................................................                    11,844,747                 0.3%
                                                                                       ------------                ----
NORWAY -- (0.6%)
    Other Securities.................................................                    23,252,103                 0.6%
                                                                                       ------------                ----
PERU -- (0.0%)
    Other Securities.................................................                       465,177                 0.0%
                                                                                       ------------                ----
PHILIPPINES -- (0.3%)
    Other Securities.................................................                    11,146,274                 0.3%
                                                                                       ------------                ----
POLAND -- (0.3%)
    Other Securities.................................................                    11,013,664                 0.3%
                                                                                       ------------                ----
PORTUGAL -- (0.2%)
    Other Securities.................................................                     6,464,735                 0.2%
                                                                                       ------------                ----
RUSSIA -- (0.3%)
    Other Securities.................................................                    12,202,753                 0.3%
                                                                                       ------------                ----
SINGAPORE -- (0.7%)
    Other Securities.................................................                    28,523,426                 0.8%
                                                                                       ------------                ----
SOUTH AFRICA -- (1.8%)
    Other Securities.................................................                    67,674,301                 1.8%
                                                                                       ------------                ----
SOUTH KOREA -- (3.5%)
    Samsung Electronics Co., Ltd..................................... 661,530            28,591,225                 0.8%
    SK Hynix, Inc....................................................  96,784             6,805,460                 0.2%
    Other Securities.................................................                    98,390,169                 2.6%
                                                                                       ------------                ----
TOTAL SOUTH KOREA....................................................                   133,786,854                 3.6%
                                                                                       ------------                ----
SPAIN -- (1.6%)
    Iberdrola S.A.................................................... 720,436             7,405,354                 0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
SPAIN -- (Continued)
    Other Securities.................................................                   $   55,745,555                1.5%
                                                                                        --------------               ----
TOTAL SPAIN..........................................................                       63,150,909                1.7%
                                                                                        --------------               ----
SWEDEN -- (1.9%)
    Other Securities.................................................                       72,991,400                2.0%
                                                                                        --------------               ----
SWITZERLAND -- (4.9%)
    Nestle SA........................................................   243,456             26,045,242                0.7%
    Novartis AG......................................................   132,989             11,619,940                0.3%
    Roche Holding AG.................................................    58,789             17,692,891                0.5%
#   Swisscom AG......................................................    12,175              6,227,444                0.2%
    Other Securities.................................................                      123,999,077                3.3%
                                                                                        --------------               ----
TOTAL SWITZERLAND....................................................                      185,584,594                5.0%
                                                                                        --------------               ----
TAIWAN -- (4.2%)
    Taiwan Semiconductor Manufacturing Co., Ltd ..................... 1,104,000             10,818,977                0.3%
    Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR......   134,422              6,940,208                0.2%
    Other Securities.................................................                      141,358,911                3.8%
                                                                                        --------------               ----
TOTAL TAIWAN.........................................................                      159,118,096                4.3%
                                                                                        --------------               ----
THAILAND -- (0.8%)
    Other Securities.................................................                       29,236,795                0.8%
                                                                                        --------------               ----
TURKEY -- (0.2%)
    Other Securities.................................................                        8,157,254                0.2%
                                                                                        --------------               ----
UNITED KINGDOM -- (10.6%)
    Anglo American P.L.C.............................................   412,690             10,621,440                0.3%
#   AstraZeneca P.L.C., Sponsored ADR................................   170,655              8,367,215                0.2%
    BP P.L.C., Sponsored ADR.........................................   503,098             19,072,445                0.5%
#   GlaxoSmithKline P.L.C., Sponsored ADR............................   155,405              7,117,549                0.2%
    Glencore P.L.C................................................... 2,137,585              6,452,040                0.2%
    HSBC Holdings P.L.C., Sponsored ADR..............................   326,272             12,329,819                0.3%
    Rio Tinto P.L.C., Sponsored ADR..................................   172,914              8,993,257                0.3%
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A.................   161,107              9,339,373                0.3%
#   Royal Dutch Shell P.L.C., Sponsored ADR, Class B.................   124,657              7,266,257                0.2%
    Vodafone Group P.L.C............................................. 3,043,900              6,211,746                0.2%
    Other Securities.................................................                      309,633,527                8.2%
                                                                                        --------------               ----
TOTAL UNITED KINGDOM.................................................                      405,404,668               10.9%
                                                                                        --------------               ----
TOTAL COMMON STOCKS..................................................                    3,676,526,618               98.9%
                                                                                        --------------               ----
PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.5%)
    Petroleo Brasileiro SA...........................................   773,384              5,860,401                0.2%
    Other Securities.................................................                       12,280,293                0.3%
                                                                                        --------------               ----
TOTAL BRAZIL.........................................................                       18,140,694                0.5%
                                                                                        --------------               ----
CHILE -- (0.0%)
    Other Securities.................................................                          279,090                0.0%
                                                                                        --------------               ----

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                                    PERCENTAGE
                                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                        --------- ------------------------------- ---------------
COLOMBIA -- (0.0%)
      Other Securities.................................................                   $      558,901                 0.0%
                                                                                          --------------               -----
GERMANY -- (0.4%)
      Volkswagen AG....................................................    43,057              8,185,361                 0.2%
      Other Securities.................................................                        7,882,328                 0.2%
                                                                                          --------------               -----
TOTAL GERMANY..........................................................                       16,067,689                 0.4%
                                                                                          --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Securities.................................................                           15,422                 0.0%
                                                                                          --------------               -----
TOTAL PREFERRED STOCKS.................................................                       35,061,796                 0.9%
                                                                                          --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.................................................                          178,104                 0.0%
                                                                                          --------------               -----
TOTAL INVESTMENT SECURITIES
      (Cost $3,531,456,757)............................................                    3,711,766,518
                                                                                          --------------
                                                                                              VALUE+
                                                                                  -------------------------------
SECURITIES LENDING COLLATERAL -- (2.9%)
@(S)  The DFA Short Term Investment Fund............................... 9,431,751            109,134,787                 2.9%
                                                                                          --------------               -----
TOTAL INVESTMENTS--(100.0%)
      (Cost $3,640,579,419)............................................                   $3,820,901,305               102.7%
                                                                                          ==============               =====

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------
                                                               LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                                             ------------ ------------ -------- ------------
Common Stocks
   Australia................................................ $    834,098 $167,268,857       -- $168,102,955
   Austria..................................................           --   15,631,664       --   15,631,664
   Belgium..................................................      367,871   32,466,259       --   32,834,130
   Brazil...................................................   66,980,639           --       --   66,980,639
   Canada...................................................  244,954,081      616,718       --  245,570,799
   Chile....................................................    1,635,577    7,028,491       --    8,664,068
   China....................................................   28,894,447  249,527,418       --  278,421,865
   Colombia.................................................    3,444,108           --       --    3,444,108
   Czech Republic...........................................           --    1,629,969       --    1,629,969
   Denmark..................................................      295,096   44,175,353       --   44,470,449
   Egypt....................................................      145,075      166,156       --      311,231
   Finland..................................................           --   45,281,006       --   45,281,006
   France...................................................    1,216,367  223,978,936       --  225,195,303
   Germany..................................................    1,684,657  185,594,514       --  187,279,171
   Greece...................................................           --    1,782,922       --    1,782,922
   Hong Kong................................................       92,481   79,364,514       --   79,456,995
   Hungary..................................................           --    3,266,308       --    3,266,308
   India....................................................    1,244,509  103,633,924       --  104,878,433
   Indonesia................................................      173,280   21,564,140       --   21,737,420
   Ireland..................................................    6,207,847   13,704,130       --   19,911,977
   Israel...................................................    1,268,436   18,415,353       --   19,683,789
   Italy....................................................      577,893   84,550,286       --   85,128,179

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------------
                                                               LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                             ------------ -------------- -------- --------------
   Japan.................................................... $  3,008,025 $  653,461,905       -- $  656,469,930
   Malaysia.................................................           --     23,712,591       --     23,712,591
   Mexico...................................................   27,070,124            223       --     27,070,347
   Netherlands..............................................   11,887,103     67,705,517       --     79,592,620
   New Zealand..............................................           --     11,844,747       --     11,844,747
   Norway...................................................      137,048     23,115,055       --     23,252,103
   Peru.....................................................      465,076            101       --        465,177
   Philippines..............................................      149,951     10,996,323       --     11,146,274
   Poland...................................................           --     11,013,664       --     11,013,664
   Portugal.................................................           --      6,464,735       --      6,464,735
   Russia...................................................    4,876,573      7,326,180       --     12,202,753
   Singapore................................................           --     28,523,426       --     28,523,426
   South Africa.............................................    6,824,838     60,849,463       --     67,674,301
   South Korea..............................................      893,282    132,893,572       --    133,786,854
   Spain....................................................      747,619     62,403,290       --     63,150,909
   Sweden...................................................       83,176     72,908,224       --     72,991,400
   Switzerland..............................................    4,453,239    181,131,355       --    185,584,594
   Taiwan...................................................    7,138,680    151,979,416       --    159,118,096
   Thailand.................................................   29,236,795             --       --     29,236,795
   Turkey...................................................       13,128      8,144,126       --      8,157,254
   United Kingdom...........................................   95,683,267    309,721,401       --    405,404,668
Preferred Stocks
   Brazil...................................................   18,140,694             --       --     18,140,694
   Chile....................................................           --        279,090       --        279,090
   Colombia.................................................      558,901             --       --        558,901
   Germany..................................................           --     16,067,689       --     16,067,689
   United Kingdom...........................................           --         15,422       --         15,422
Rights/Warrants
   Canada...................................................           --         24,701       --         24,701
   Indonesia................................................           --          7,708       --          7,708
   Italy....................................................           --         27,299       --         27,299
   Norway...................................................           --          2,336       --          2,336
   Spain....................................................           --         35,671       --         35,671
   Sweden...................................................           --             88       --             88
   Taiwan...................................................           --         10,291       --         10,291
   Thailand.................................................           --          2,879       --          2,879
   Turkey...................................................           --         67,131       --         67,131
Securities Lending Collateral...............................           --    109,134,787       --    109,134,787
                                                             ------------ -------------- -------- --------------
TOTAL....................................................... $571,383,981 $3,249,517,324       -- $3,820,901,305
                                                             ============ ============== ======== ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                    SHARES      VALUE+
                                                                  ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment
  Dimensions Group Inc........................................... 19,460,024 $480,857,199
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc................................ 22,636,475  298,575,095
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc................................  4,860,675  100,081,299
                                                                             ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $759,450,452)............................................            $879,513,593
                                                                             ------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund,
  1.752% (Cost $54,514)..........................................     54,514       54,514
                                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $759,504,966)............................................            $879,568,107
                                                                             ============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------
                                                               LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                             ------------ ------- ------- ------------
Affiliated Investment Companies............................. $879,513,593   --      --    $879,513,593
Temporary Cash Investments..................................       54,514   --      --          54,514
                                                             ------------   --      --    ------------
TOTAL....................................................... $879,568,107   --      --    $879,568,107
                                                             ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                               SHARES      VALUE+
                                                                                              --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc............ 8,237,784 $186,668,174
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc..... 9,047,935  119,342,269
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.. 3,111,461   64,064,978
                                                                                                        ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $292,044,491)........................................................................           $370,075,421
                                                                                                        ============

As of October 31, 2019, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                               UNREALIZED
                                                                                                FOREIGN
                                                                                                EXCHANGE
                                                                                  SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD                  COUNTERPARTY                   DATE    (DEPRECIATION)
------------------- -------------------- ---------------------------------------  ---------- --------------
USD        908,921  NOK        8,310,000 State Street Bank and Trust               11/05/19    $   5,274
USD        455,628  NZD          710,389 UBS AG                                    11/20/19           37
USD        799,688  ILS        2,798,980 Barclays Capital                          12/04/19        4,354
                                                                                               ---------
TOTAL APPRECIATION                                                                             $   9,665

USD      1,028,754  SGD        1,424,000 State Street Bank and Trust               11/05/19    $ (17,966)
USD      6,620,835  AUD        9,791,718 State Street Bank and Trust               11/08/19     (129,868)
USD                 HKD                  Australia and New Zealand Banking Group                  (8,013)
        10,751,729            84,315,271   Ltd.                                    11/08/19
USD      2,634,033  SEK       25,902,000 Bank of America Corp.                     01/02/20      (58,195)
USD      6,436,180  CAD        8,513,000 Citibank, N.A.                            01/02/20      (29,815)
USD      1,709,025  DKK       11,396,677 State Street Bank and Trust               01/16/20       (2,216)
USD      6,938,758  CHF        6,816,628 State Street Bank and Trust               01/22/20      (15,243)
USD     16,067,017  GBP       12,438,609 State Street Bank and Trust               01/22/20      (87,996)
USD     30,080,454  EUR       26,841,855 Barclays Capital                          01/22/20      (22,895)
USD     25,410,483  JPY    2,742,314,801 State Street Bank and Trust               01/23/20     (121,361)
                                                                                               ---------
TOTAL (DEPRECIATION)                                                                           $(493,568)
                                                                                               ---------
TOTAL APPRECIATION
(DEPRECIATION)                                                                                 $(483,903)
                                                                                               =========

As of October 31, 2019, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                                UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL    MARKET    APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE      VALUE    (DEPRECIATION)
-----------                                        --------- ---------- ---------- ---------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    37      12/20/19  $5,564,167 $5,616,230    $52,063
                                                                        ---------- ----------    -------
TOTAL FUTURES CONTRACTS...........................                      $5,564,167 $5,616,230    $52,063
                                                                        ========== ==========    =======

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------
                                                     LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
                                                   ------------ ---------  -------- ------------
Affiliated Investment Companies................... $370,075,421        --        -- $370,075,421
Forward Currency Contracts**......................           -- $(483,903)       --     (483,903)
Futures Contracts**...............................       52,063        --        --       52,063
                                                   ------------ ---------  -------- ------------
TOTAL............................................. $370,127,484 $(483,903)       -- $369,643,581
                                                   ============ =========  ======== ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                          EMERGING MARKETS PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                               VALUE+
                                                                                           --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company............. $5,967,457,700
                                                                                           --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES...................................... $5,967,457,700
                                                                                           ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                               VALUE+
                                                                                           --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company... $6,425,658,356
                                                                                           --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES...................................... $6,425,658,356
                                                                                           ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                               VALUE+
                                                                                           ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund..................................... $17,191,982,300
                                                                                           ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES...................................... $17,191,982,300
                                                                                           ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
COMMON STOCKS -- (95.4%)
BRAZIL -- (7.8%)
#   Ambev SA, ADR....................................................  16,187,015         $   69,766,035                0.3%
    B3 SA - Brasil Bolsa Balcao......................................   5,891,987             71,077,006                0.3%
    Banco Bradesco SA, ADR...........................................  12,110,773            106,090,374                0.4%
    JBS SA...........................................................  10,406,375             73,406,395                0.3%
    Lojas Renner SA..................................................   5,750,796             72,772,197                0.3%
    Petroleo Brasileiro SA...........................................  19,448,656            158,576,500                0.6%
    Petroleo Brasileiro SA , Sponsored ADR (US71654V1017)............   4,065,689             61,351,247                0.2%
*   Vale SA..........................................................  20,424,690            240,380,346                0.8%
    Other Securities.................................................                      1,411,222,938                4.7%
                                                                                          --------------               ----
TOTAL BRAZIL.........................................................                      2,264,643,038                7.9%
                                                                                          --------------               ----
CHILE -- (1.1%)
    Other Securities.................................................                        306,381,272                1.1%
                                                                                          --------------               ----
CHINA -- (16.8%)
*   Alibaba Group Holding, Ltd., Sponsored ADR.......................   1,367,252            241,552,411                0.9%
    Bank of China, Ltd., Class H..................................... 152,808,702             62,313,060                0.2%
    China Construction Bank Corp., Class H........................... 226,157,302            181,213,158                0.6%
    China Mobile, Ltd................................................  13,173,000            107,052,952                0.4%
    China Mobile, Ltd., Sponsored ADR................................   2,006,206             81,010,598                0.3%
    CNOOC, Ltd.......................................................  45,385,000             67,544,217                0.3%
    Industrial & Commercial Bank of China, Ltd., Class H............. 171,010,725            122,510,914                0.4%
    NetEase, Inc., ADR...............................................     262,311             74,984,222                0.3%
    Ping An Insurance Group Co. of China, Ltd., Class H..............  17,442,500            201,317,504                0.7%
    Tencent Holdings, Ltd............................................  11,743,400            476,346,515                1.7%
    Other Securities.................................................                      3,261,644,373               11.2%
                                                                                          --------------               ----
TOTAL CHINA..........................................................                      4,877,489,924               17.0%
                                                                                          --------------               ----
COLOMBIA -- (0.4%)
    Other Securities.................................................                        109,459,510                0.4%
                                                                                          --------------               ----
CZECH REPUBLIC -- (0.1%)
    Other Securities.................................................                         45,214,007                0.2%
                                                                                          --------------               ----
EGYPT -- (0.1%)
    Other Securities.................................................                         21,260,793                0.1%
                                                                                          --------------               ----
GREECE -- (0.3%)
    Other Securities.................................................                         76,210,137                0.3%
                                                                                          --------------               ----
HONG KONG -- (0.0%)
    Other Security...................................................                          2,529,869                0.0%
                                                                                          --------------               ----
HUNGARY -- (0.4%)
    Other Securities.................................................                        114,037,762                0.4%
                                                                                          --------------               ----
INDIA -- (12.2%)
    Bharti Airtel, Ltd...............................................  14,518,240             76,338,735                0.3%
    HDFC Bank Ltd....................................................   5,989,118            103,739,618                0.4%
    Hindustan Unilever, Ltd..........................................   2,140,531             65,763,066                0.2%
    Housing Development Finance Corp., Ltd...........................   3,498,747            105,255,759                0.4%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
INDIA -- (Continued)
    Infosys, Ltd.....................................................  12,734,298         $  122,701,295                0.4%
    Infosys, Ltd., Sponsored ADR.....................................   7,416,008             71,119,517                0.3%
    Reliance Industries, Ltd.........................................  11,554,051            238,265,994                0.9%
    Tata Consultancy Services, Ltd...................................   3,896,968            125,021,445                0.5%
    Other Securities.................................................                      2,627,743,529                9.0%
                                                                                          --------------               ----
TOTAL INDIA..........................................................                      3,535,948,958               12.4%
                                                                                          --------------               ----
INDONESIA -- (2.7%)
    Bank Central Asia Tbk PT.........................................  27,776,800             62,173,567                0.2%
    Bank Rakyat Indonesia Persero Tbk PT............................. 281,291,900             84,284,958                0.3%
    Other Securities.................................................                        642,892,564                2.3%
                                                                                          --------------               ----
TOTAL INDONESIA......................................................                        789,351,089                2.8%
                                                                                          --------------               ----
MALAYSIA -- (2.8%)
    Other Securities.................................................                        806,049,962                2.8%
                                                                                          --------------               ----
MEXICO -- (3.0%)
#   America Movil S.A.B. de C.V., Sponsored ADR, Class L.............   4,109,882             64,977,234                0.2%
    Grupo Financiero Banorte S.A.B. de C.V...........................  12,263,023             67,050,903                0.2%
    Grupo Mexico S.A.B. de C.V., Class B.............................  24,911,849             65,774,585                0.2%
    Other Securities.................................................                        670,074,179                2.4%
                                                                                          --------------               ----
TOTAL MEXICO.........................................................                        867,876,901                3.0%
                                                                                          --------------               ----
NETHERLANDS -- (0.1%)
    Other Security...................................................                         16,227,013                0.1%
                                                                                          --------------               ----
PERU -- (0.1%)
    Other Securities.................................................                         38,321,685                0.1%
                                                                                          --------------               ----
PHILIPPINES -- (1.2%)
    Other Securities.................................................                        354,124,590                1.2%
                                                                                          --------------               ----
POLAND -- (1.3%)
    Other Securities.................................................                        377,155,424                1.3%
                                                                                          --------------               ----
RUSSIA -- (1.7%)
    Lukoil PJSC, Sponsored ADR.......................................     868,336             80,019,788                0.3%
    Sberbank of Russia PJSC, Sponsored ADR...........................   7,703,042            113,437,292                0.4%
    Other Securities.................................................                        303,833,069                1.0%
                                                                                          --------------               ----
TOTAL RUSSIA.........................................................                        497,290,149                1.7%
                                                                                          --------------               ----
SOUTH AFRICA -- (6.4%)
    Absa Group, Ltd..................................................   7,398,117             75,875,670                0.3%
    AngloGold Ashanti, Ltd., Sponsored ADR...........................   4,151,296             91,660,616                0.3%
    FirstRand, Ltd...................................................  24,463,490            105,755,190                0.4%
    Gold Fields, Ltd., Sponsored ADR.................................  10,013,640             61,884,295                0.2%
#   MTN Group, Ltd...................................................  15,515,059             96,031,720                0.3%
    Naspers, Ltd., Class N...........................................     671,488             95,021,253                0.3%
#   Sanlam, Ltd......................................................  12,134,426             63,861,561                0.2%
    Standard Bank Group, Ltd.........................................   9,354,999            107,397,689                0.4%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                           PERCENTAGE
                                                                SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                              ---------- ------------------------------- ---------------
SOUTH AFRICA -- (Continued)
     Other Securities........................................                    $ 1,159,179,084               4.1%
                                                                                 ---------------              ----
TOTAL SOUTH AFRICA...........................................                      1,856,667,078               6.5%
                                                                                 ---------------              ----
SOUTH KOREA -- (15.5%)
     Samsung Electronics Co., Ltd............................ 29,166,210           1,260,559,118               4.4%
     SK Hynix, Inc...........................................  3,591,293             252,525,216               0.9%
     Other Securities........................................                      2,986,987,392              10.4%
                                                                                 ---------------              ----
TOTAL SOUTH KOREA............................................                      4,500,071,726              15.7%
                                                                                 ---------------              ----
SPAIN -- (0.0%)
     Other Securities........................................                         15,053,435               0.1%
                                                                                 ---------------              ----
TAIWAN -- (16.9%)
     Hon Hai Precision Industry Co., Ltd..................... 36,059,403              95,236,584               0.4%
     Taiwan Semiconductor Manufacturing Co., Ltd............. 41,439,652             406,100,219               1.4%
     Taiwan Semiconductor Manufacturing Co., Ltd.,...........
     Sponsored ADR........................................... 10,833,721             559,345,015               2.0%
     Other Securities........................................                      3,833,189,769              13.3%
                                                                                 ---------------              ----
TOTAL TAIWAN.................................................                      4,893,871,587              17.1%
                                                                                 ---------------              ----
THAILAND -- (3.5%)
     PTT PCL................................................. 72,022,800             107,932,827               0.4%
     Other Securities........................................                        904,844,963               3.1%
                                                                                 ---------------              ----
TOTAL THAILAND...............................................                      1,012,777,790               3.5%
                                                                                 ---------------              ----
TURKEY -- (1.0%)
     Other Securities........................................                        291,862,474               1.0%
                                                                                 ---------------              ----
UNITED KINGDOM -- (0.0%)
     Other Securities........................................                          3,022,025               0.0%
                                                                                 ---------------              ----
TOTAL COMMON STOCKS..........................................                     27,672,898,198              96.7%
                                                                                 ---------------              ----
PREFERRED STOCKS -- (2.3%)

BRAZIL -- (2.2%)
     Banco Bradesco SA.......................................  7,287,556              63,908,077               0.2%
     Itau Unibanco Holding SA................................ 16,854,817             152,262,815               0.5%
     Petroleo Brasileiro SA.................................. 28,735,931             217,749,643               0.8%
     Other Securities........................................                        204,636,413               0.7%
                                                                                 ---------------              ----
TOTAL BRAZIL.................................................                        638,556,948               2.2%
                                                                                 ---------------              ----
CHILE -- (0.0%)
     Other Securities........................................                          6,678,030               0.0%
                                                                                 ---------------              ----
COLOMBIA -- (0.1%)
     Other Securities........................................                         20,740,487               0.1%
                                                                                 ---------------              ----
SOUTH KOREA -- (0.0%)
     Other Security..........................................                            778,308               0.0%
                                                                                 ---------------              ----
TOTAL PREFERRED STOCKS.......................................                        666,753,773               2.3%
                                                                                 ---------------              ----

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                         ---------- ------------------------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities..................................                    $     1,751,164                0.0%
                                                                            ---------------              -----
TOTAL INVESTMENT SECURITIES
  (Cost $25,123,238,416)................................                     28,341,403,135
                                                                            ---------------

                                                                                VALUE+
                                                                    -------------------------------
SECURITIES LENDING COLLATERAL -- (2.3%)
@(S)  The DFA Short Term Investment Fund................ 58,203,851             673,476,754                2.4%
                                                                            ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $25,796,623,326)................................                    $29,014,879,889              101.4%
                                                                            ===============              =====

As of October 31, 2019, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                  UNREALIZED
                 NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
 DESCRIPTION     CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
 -----------     --------- ---------- ------------ ------------ --------------
 LONG POSITION
   CONTRACTS:
 MSCI Emerging
   Markets
   Index(R).....     650    12/20/19  $ 33,538,198 $ 33,845,500   $  307,302
 S&P 500(R)
   Emini Index..   1,208    12/20/19   178,907,577  183,362,320    4,454,743
                                      ------------ ------------   ----------
 TOTAL FUTURES
   CONTRACTS....                      $212,445,775 $217,207,820   $4,762,045
                                      ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------------
                                                                LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                             -------------- -------------- -------- --------------
Common Stocks
   Brazil................................................... $2,264,643,038             --       -- $2,264,643,038
   Chile....................................................    104,561,353 $  201,819,919       --    306,381,272
   China....................................................    827,980,485  4,049,509,439       --  4,877,489,924
   Colombia.................................................    109,459,510             --       --    109,459,510
   Czech Republic...........................................             --     45,214,007       --     45,214,007
   Egypt....................................................      2,306,169     18,954,624       --     21,260,793
   Greece...................................................             --     76,210,137       --     76,210,137
   Hong Kong................................................             --      2,529,869       --      2,529,869
   Hungary..................................................        275,437    113,762,325       --    114,037,762
   India....................................................    143,257,849  3,392,691,109       --  3,535,948,958
   Indonesia................................................     27,397,447    761,953,642       --    789,351,089
   Malaysia.................................................         37,402    806,012,560       --    806,049,962
   Mexico...................................................    867,852,269         24,632       --    867,876,901
   Netherlands..............................................     16,227,013             --       --     16,227,013
   Peru.....................................................     38,320,052          1,633       --     38,321,685
   Philippines..............................................      5,914,412    348,210,178       --    354,124,590
   Poland...................................................             --    377,155,424       --    377,155,424
   Russia...................................................     73,492,969    423,797,180       --    497,290,149
   South Africa.............................................    206,031,737  1,650,635,341       --  1,856,667,078
   South Korea..............................................     83,305,478  4,416,766,248       --  4,500,071,726
   Spain....................................................     15,053,435             --       --     15,053,435
   Taiwan...................................................    586,032,638  4,307,838,949       --  4,893,871,587
   Thailand.................................................  1,012,755,175         22,615       --  1,012,777,790

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------------
                                                                LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             -------------- --------------- -------- ---------------
   Turkey................................................... $    1,594,653 $   290,267,821       -- $   291,862,474
   United Kingdom...........................................             --       3,022,025       --       3,022,025
Preferred Stocks
   Brazil...................................................    638,556,948              --       --     638,556,948
   Chile....................................................             --       6,678,030       --       6,678,030
   Colombia.................................................     20,740,487              --       --      20,740,487
   South Korea..............................................        778,308              --       --         778,308
Rights/Warrants
   Indonesia................................................             --          88,248       --          88,248
   Malaysia.................................................             --          10,031       --          10,031
   South Korea..............................................             --          33,872       --          33,872
   Taiwan...................................................             --         323,613       --         323,613
   Thailand.................................................             --          89,190       --          89,190
   Turkey...................................................             --       1,206,210       --       1,206,210
Securities Lending Collateral...............................             --     673,476,754       --     673,476,754
Futures Contracts**.........................................      4,762,045              --       --       4,762,045
                                                             -------------- --------------- -------- ---------------
TOTAL....................................................... $7,051,336,309 $21,968,305,625       -- $29,019,641,934
                                                             ============== =============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                   EMERGING MARKETS TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
COMMON STOCKS -- (98.3%)
BRAZIL -- (8.7%)
    Banco BTG Pactual SA.............................................  32,029           $   518,789                 0.5%
    Cia Brasileira de Distribuicao...................................  18,959               390,935                 0.3%
    Cielo SA......................................................... 180,600               340,440                 0.3%
    Cogna Educacao................................................... 235,217               567,148                 0.5%
    Cosan SA.........................................................  25,281               364,291                 0.3%
    Embraer SA.......................................................  74,866               327,241                 0.3%
#   Gerdau SA, Sponsored ADR......................................... 121,953               401,225                 0.4%
    Hypera SA........................................................  59,200               506,606                 0.4%
    Qualicorp Consultoria e Corretora de Seguros SA..................  48,300               384,184                 0.3%
    Sul America SA...................................................  54,300               653,821                 0.6%
    Ultrapar Participacoes SA........................................ 112,852               530,986                 0.5%
    Other Securities.................................................                     4,880,401                 4.2%
                                                                                        -----------                ----
TOTAL BRAZIL.........................................................                     9,866,067                 8.6%
                                                                                        -----------                ----
CHILE -- (0.7%)
    Other Securities.................................................                       760,344                 0.7%
                                                                                        -----------                ----
CHINA -- (18.1%)
    Brilliance China Automotive Holdings, Ltd........................ 304,000               335,243                 0.3%
    China Jinmao Holdings Group, Ltd................................. 604,000               401,551                 0.4%
    China National Building Material Co., Ltd., Class H.............. 444,000               374,214                 0.3%
    China Taiping Insurance Holdings Co., Ltd........................ 177,000               397,914                 0.4%
    Kunlun Energy Co., Ltd........................................... 372,000               346,234                 0.3%
*   Semiconductor Manufacturing International Corp................... 345,500               438,871                 0.4%
    Shimao Property Holdings, Ltd.................................... 133,000               445,561                 0.4%
    Sinopharm Group Co., Ltd., Class H...............................  97,200               348,097                 0.3%
*   Vipshop Holdings, Ltd., ADR......................................  53,520               617,621                 0.5%
*   YY, Inc., ADR....................................................   6,115               347,577                 0.3%
    Other Securities.................................................                    16,501,197                14.4%
                                                                                        -----------                ----
TOTAL CHINA..........................................................                    20,554,080                18.0%
                                                                                        -----------                ----
COLOMBIA -- (0.4%)
    Other Securities.................................................                       481,171                 0.4%
                                                                                        -----------                ----
GREECE -- (0.4%)
    Other Securities.................................................                       505,523                 0.4%
                                                                                        -----------                ----
INDIA -- (12.6%)
    Dr Reddy's Laboratories, Ltd.....................................   8,737               343,621                 0.3%
    Hindalco Industries, Ltd......................................... 129,158               340,609                 0.3%
    Lupin, Ltd.......................................................  30,254               317,395                 0.3%
    Petronet LNG, Ltd................................................  90,689               365,436                 0.3%
    Shriram Transport Finance Co., Ltd...............................  25,076               402,432                 0.4%
*   Tata Motors, Ltd................................................. 146,823               363,257                 0.3%
    Other Securities.................................................                    12,133,694                10.6%
                                                                                        -----------                ----
TOTAL INDIA..........................................................                    14,266,444                12.5%
                                                                                        -----------                ----
INDONESIA -- (2.7%)
    Other Securities.................................................                     3,120,644                 2.7%
                                                                                        -----------                ----

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
MALAYSIA -- (3.1%)
    Other Securities.................................................                     $ 3,571,541                 3.1%
                                                                                          -----------                ----
MEXICO -- (3.1%)
#   Alfa S.A.B. de C.V., Class A.....................................   422,273               367,471                 0.3%
    Cemex S.A.B. de C.V.............................................. 1,265,619               475,680                 0.4%
#   Grupo Televisa S.A.B.............................................   185,379               409,662                 0.4%
    Other Securities.................................................                       2,258,109                 2.0%
                                                                                          -----------                ----
TOTAL MEXICO.........................................................                       3,510,922                 3.1%
                                                                                          -----------                ----
PHILIPPINES -- (1.4%)
    Other Securities.................................................                       1,563,750                 1.4%
                                                                                          -----------                ----
POLAND -- (1.2%)
    Other Securities.................................................                       1,321,525                 1.1%
                                                                                          -----------                ----
RUSSIA -- (0.9%)
    Other Securities.................................................                         991,677                 0.9%
                                                                                          -----------                ----
SOUTH AFRICA -- (7.1%)
    AngloGold Ashanti, Ltd...........................................    25,079               554,705                 0.5%
    AngloGold Ashanti, Ltd., Sponsored ADR...........................    22,300               492,384                 0.4%
    Bidvest Group, Ltd. (The)........................................    29,884               407,942                 0.4%
    Exxaro Resources, Ltd............................................    43,210               353,267                 0.3%
    Gold Fields, Ltd.................................................    66,459               412,736                 0.4%
    Gold Fields, Ltd., Sponsored ADR.................................    91,296               564,209                 0.5%
*   Sibanye Gold, Ltd................................................   299,636               578,506                 0.5%
    Other Securities.................................................                       4,697,207                 4.0%
                                                                                          -----------                ----
TOTAL SOUTH AFRICA...................................................                       8,060,956                 7.0%
                                                                                          -----------                ----
SOUTH KOREA -- (15.1%)
    Daelim Industrial Co., Ltd.......................................     4,669               362,919                 0.3%
    DB Insurance Co., Ltd............................................     8,076               350,140                 0.3%
    E-MART, Inc......................................................     3,458               330,770                 0.3%
    GS Holdings Corp.................................................     8,154               347,501                 0.3%
    Hankook Tire & Technology Co., Ltd...............................    11,828               315,395                 0.3%
    Korea Investment Holdings Co., Ltd...............................     7,037               408,811                 0.4%
    Mirae Asset Daewoo Co., Ltd......................................    59,555               365,128                 0.3%
    Other Securities.................................................                      14,640,307                12.8%
                                                                                          -----------                ----
TOTAL SOUTH KOREA....................................................                      17,120,971                15.0%
                                                                                          -----------                ----
TAIWAN -- (18.2%)
    Compal Electronics, Inc..........................................   690,000               411,908                 0.4%
    Lite-On Technology Corp..........................................   333,000               548,725                 0.5%
    Powertech Technology, Inc........................................   113,000               356,181                 0.3%
    Taiwan Business Bank.............................................   810,600               341,715                 0.3%
    Unimicron Technology Corp........................................   207,000               318,073                 0.3%
    Wistron Corp.....................................................   452,000               414,394                 0.4%
    Other Securities.................................................                      18,312,928                15.9%
                                                                                          -----------                ----
TOTAL TAIWAN.........................................................                      20,703,924                18.1%
                                                                                          -----------                ----
THAILAND -- (3.8%)
    Other Securities.................................................                       4,329,582                 3.8%
                                                                                          -----------                ----

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                                  PERCENTAGE
                                                         SHARES VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                         ------ ------------------------------- ---------------
TURKEY -- (0.8%)
      Other Securities..................................                 $    964,104                 0.8%
                                                                         ------------                ----
TOTAL COMMON STOCKS.....................................                  111,693,225                97.6%
                                                                         ------------                ----
PREFERRED STOCKS -- (1.1%)

BRAZIL -- (1.1%)
      Other Securities..................................                    1,209,076                 1.1%
                                                                         ------------                ----
COLOMBIA -- (0.0%)
      Other Security....................................                       38,101                 0.0%
                                                                         ------------                ----
TOTAL PREFERRED STOCKS..................................                    1,247,177                 1.1%
                                                                         ------------                ----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities..................................                        2,311                 0.0%
                                                                         ------------                ----
TOTAL INVESTMENT SECURITIES
  (Cost $113,162,913)...................................                  112,942,713
                                                                         ------------

                                                                            VALUE+
                                                                -------------------------------
SECURITIES LENDING COLLATERAL -- (0.6%)
@(S)  The DFA Short Term Investment Fund................ 56,948               658,951                 0.6%
                                                                         ------------                ----
TOTAL INVESTMENTS--(100.0%)
  (Cost $113,821,807)...................................                 $113,601,664                99.3%
                                                                         ============                ====

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------
                                                              LEVEL 1     LEVEL 2   LEVEL 3     TOTAL
                                                             ---------- ----------- -------- -----------
Common Stocks
   Brazil................................................... $9,866,067          --       -- $ 9,866,067
   Chile....................................................         -- $   760,344       --     760,344
   China....................................................  1,614,511  18,939,569       --  20,554,080
   Colombia.................................................    481,171          --       --     481,171
   Greece...................................................         --     505,523       --     505,523
   India....................................................     92,362  14,174,082       --  14,266,444
   Indonesia................................................         --   3,120,644       --   3,120,644
   Malaysia.................................................         --   3,571,541       --   3,571,541
   Mexico...................................................  3,510,922          --       --   3,510,922
   Philippines..............................................         --   1,563,750       --   1,563,750
   Poland...................................................         --   1,321,525       --   1,321,525
   Russia...................................................    868,104     123,573       --     991,677
   South Africa.............................................  1,115,450   6,945,506       --   8,060,956
   South Korea..............................................     35,016  17,085,955       --  17,120,971
   Taiwan...................................................         --  20,703,924       --  20,703,924
   Thailand.................................................  4,329,582          --       --   4,329,582
   Turkey...................................................         --     964,104       --     964,104
Preferred Stocks
   Brazil...................................................  1,209,076          --       --   1,209,076
   Colombia.................................................     38,101          --       --      38,101

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                               LEVEL 1     LEVEL 2   LEVEL 3     TOTAL
                                                             ----------- ----------- -------- ------------
Rights/Warrants
   Taiwan...................................................          -- $       604       -- $        604
   Thailand.................................................          --       1,707       --        1,707
Securities Lending Collateral...............................          --     658,951       --      658,951
                                                             ----------- ----------- -------- ------------
TOTAL....................................................... $23,160,362 $90,441,302       -- $113,601,664
                                                             =========== =========== ======== ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                             INTERNATIONAL
                                                                    LARGE CAP    INTERNATIONAL  GLOBAL SMALL     SMALL
                                                                  INTERNATIONAL   CORE EQUITY     COMPANY       COMPANY
                                                                   PORTFOLIO*     PORTFOLIO*     PORTFOLIO     PORTFOLIO
                                                                  -------------- -------------- ------------ --------------
ASSETS:
Investments in Affiliated Investment Companies at Value..........             --             -- $     41,312 $   12,632,575
Investment Securities at Value (including $189,297,
  $1,644,660, $0 and $0 of securities on loan, respectively)..... $    5,290,442 $   30,223,165           --             --
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $181,235, $1,353,377, $0 and $0)......        181,249      1,353,511           --             --
Segregated Cash for Futures Contracts............................          1,756          9,148           --          4,441
Foreign Currencies at Value......................................         20,182        177,035           --             --
Cash.............................................................         27,368         99,910           --        119,937
Receivables:
   Investment Securities Sold....................................             --         32,667           --             --
   Dividends, Interest and Tax Reclaims..........................         18,480        102,762           --             --
   Securities Lending Income.....................................            150          2,445           --             --
   Fund Shares Sold..............................................          3,047         16,453           --          3,815
   Due from Advisor..............................................             --             --            2             --
   Futures Margin Variation......................................             --            270           --             --
Prepaid Expenses and Other Assets................................             34            252            9             60
                                                                  -------------- -------------- ------------ --------------
       Total Assets..............................................      5,542,708     32,017,618       41,323     12,760,828
                                                                  -------------- -------------- ------------ --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................        181,215      1,353,429           --             --
   Investment Securities Purchased...............................          1,039          7,433           --             --
   Fund Shares Redeemed..........................................          2,338         89,036           26          5,279
   Due to Advisor................................................            885          5,282           --          4,205
   Futures Margin Variation......................................            156             --           --            424
Unrealized Loss on Foreign Currency Contracts....................              1              6           --             --
Accrued Expenses and Other Liabilities...........................            599          3,005           11            810
                                                                  -------------- -------------- ------------ --------------
       Total Liabilities.........................................        186,233      1,458,191           37         10,718
                                                                  -------------- -------------- ------------ --------------
NET ASSETS....................................................... $    5,356,475 $   30,559,427 $     41,286 $   12,750,110
                                                                  ============== ============== ============ ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $5,356,475;
  $30,559,427; $41,286 and $12,750,110 and shares
  outstanding of 235,175,619, 2,317,232,653, 3,728,140 and
  700,276,371, respectively...................................... $        22.78 $        13.19 $      11.07 $        18.21
                                                                  ============== ============== ============ ==============
NUMBER OF SHARES AUTHORIZED......................................  1,500,000,000  7,000,000,000  100,000,000  3,000,000,000
                                                                  ============== ============== ============ ==============
Investments in Affiliated Investment Companies at Cost........... $           -- $           -- $     41,295            N/A
                                                                  ============== ============== ============ ==============
Investment Securities at Cost.................................... $    4,479,992 $   27,378,140          N/A            N/A
                                                                  ============== ============== ============ ==============
Foreign Currencies at Cost....................................... $       19,894 $      172,941 $         -- $           --
                                                                  ============== ============== ============ ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    4,662,469 $   28,260,955 $     40,743 $   11,684,308
Total Distributable Earnings (Loss)..............................        694,006      2,298,472          543      1,065,802
                                                                  -------------- -------------- ------------ --------------
NET ASSETS....................................................... $    5,356,475 $   30,559,427 $     41,286 $   12,750,110
                                                                  ============== ============== ============ ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                          ASIA PACIFIC                   CONTINENTAL
                                                          JAPANESE SMALL     SMALL       UNITED KINGDOM     SMALL
                                                             COMPANY        COMPANY      SMALL COMPANY     COMPANY
                                                            PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                          -------------- --------------  -------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.. $      640,406 $      340,930  $       27,652 $      657,534
Receivables:
   Fund Shares Sold......................................            260              1              --             31
   Due from Advisor......................................             --             --               1             --
Prepaid Expenses and Other Assets........................             10              8               8             12
                                                          -------------- --------------  -------------- --------------
       Total Assets......................................        640,676        340,939          27,661        657,577
                                                          -------------- --------------  -------------- --------------
LIABILITIES:
Payables:
   Fund Shares Redeemed..................................            362            151           1,107            221
   Due to Advisor........................................            211            114              --            216
Accrued Expenses and Other Liabilities...................             35             25              14             35
                                                          -------------- --------------  -------------- --------------
       Total Liabilities.................................            608            290           1,121            472
                                                          -------------- --------------  -------------- --------------
NET ASSETS............................................... $      640,068 $      340,649  $       26,540 $      657,105
                                                          ============== ==============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $640,068; $340,649; $26,540 and $657,105 and shares
  outstanding of 25,713,378, 16,135,122, 952,845 and
  26,449,376, respectively............................... $        24.89 $        21.11  $        27.85 $        24.84
                                                          ============== ==============  ============== ==============
NUMBER OF SHARES AUTHORIZED..............................  1,000,000,000  1,000,000,000   1,000,000,000  1,000,000,000
                                                          ============== ==============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $      562,174 $      371,127  $       23,134 $      608,546
Total Distributable Earnings (Loss)......................         77,894        (30,478)          3,406         48,559
                                                          -------------- --------------  -------------- --------------
NET ASSETS............................................... $      640,068 $      340,649  $       26,540 $      657,105
                                                          ============== ==============  ============== ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                  DFA
                                                             INTERNATIONAL                          DFA
                                                              REAL ESTATE    DFA GLOBAL REAL   INTERNATIONAL  INTERNATIONAL
                                                              SECURITIES    ESTATE SECURITIES SMALL CAP VALUE VECTOR EQUITY
                                                              PORTFOLIO*       PORTFOLIO*       PORTFOLIO*     PORTFOLIO*
                                                             -------------- ----------------- --------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --  $    4,612,868               --              --
Investment Securities at Value (including $205,083,
  $107,733, $973,327 and $166,681 of securities on loan,
  respectively)............................................. $    6,219,912       4,637,223   $   13,143,082  $    2,559,728
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $186,376, $111,139, $793,279 and
  $132,694).................................................        186,393         111,152          793,359         132,707
Segregated Cash for Futures Contracts.......................          1,758              --            4,712              --
Foreign Currencies at Value.................................         45,533              --          126,105           6,119
Cash........................................................         10,468          23,303            5,473             840
Receivables:
   Investment Securities Sold...............................              5              --          121,593           3,418
   Dividends, Interest and Tax Reclaims.....................         25,187           2,443           51,919          10,453
   Securities Lending Income................................            282              36            2,181             287
   Fund Shares Sold.........................................            621           8,676            3,741           1,350
Unrealized Gain on Foreign Currency Contracts...............             --              --                3               5
Prepaid Expenses and Other Assets...........................             16              68               65              34
                                                             --------------  --------------   --------------  --------------
       Total Assets.........................................      6,490,175       9,395,769       14,252,233       2,714,941
                                                             --------------  --------------   --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................        186,403         111,169          793,301         132,695
   Investment Securities Purchased..........................          1,565          10,033           13,936           1,590
   Fund Shares Redeemed.....................................          2,215           4,618            7,506           1,239
   Due to Advisor...........................................          1,315             546            7,225             973
   Futures Margin Variation.................................            168              --              449              --
Unrealized Loss on Foreign Currency Contracts...............             --              --               12              --
Accrued Expenses and Other Liabilities......................            546             392            1,720             310
                                                             --------------  --------------   --------------  --------------
       Total Liabilities....................................        192,212         126,758          824,149         136,807
                                                             --------------  --------------   --------------  --------------
NET ASSETS.................................................. $    6,297,963  $    9,269,011   $   13,428,084  $    2,578,134
                                                             ==============  ==============   ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $6,297,963; $9,269,011; $13,428,084 and $2,578,134 and
  shares outstanding of 1,123,330,586, 729,488,970,
  722,707,266 and 221,904,316, respectively................. $         5.61  $        12.71   $        18.58  $        11.62
                                                             ==============  ==============   ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  4,000,000,000   3,000,000,000    4,600,000,000   1,500,000,000
                                                             ==============  ==============   ==============  ==============
Investments in Affiliated Investment Companies at Cost...... $           --  $    3,515,231   $           --  $           --
                                                             ==============  ==============   ==============  ==============
Investment Securities at Cost............................... $    5,203,359  $    3,745,148   $   12,655,097  $    2,315,742
                                                             ==============  ==============   ==============  ==============
Foreign Currencies at Cost.................................. $       45,629  $           --   $      124,678  $        6,122
                                                             ==============  ==============   ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    5,971,808  $    7,185,927   $   12,783,732  $    2,364,495
Total Distributable Earnings (Loss).........................        326,155       2,083,084          644,352         213,639
                                                             --------------  --------------   --------------  --------------
NET ASSETS.................................................. $    6,297,963  $    9,269,011   $   13,428,084  $    2,578,134
                                                             ==============  ==============   ==============  ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                INTERNATIONAL
                                                                HIGH RELATIVE                 WORLD EX U.S.   WORLD EX U.S.
                                                                PROFITABILITY  WORLD EX U.S.  TARGETED VALUE   CORE EQUITY
                                                                 PORTFOLIO*   VALUE PORTFOLIO   PORTFOLIO*     PORTFOLIO*
                                                                ------------- --------------- --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........           --  $      302,106              --              --
Investment Securities at Value (including $28,620, $0, $6,012
  and $159,863 of securities on loan, respectively)............ $    653,415              --  $      529,252  $    3,711,766
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $25,968, $0, $2,796 and
  $109,123)....................................................       25,970              --           2,797         109,135
Foreign Currencies at Value....................................          279              --           1,079           6,144
Cash...........................................................        2,093              79             461           3,558
Receivables:
   Investment Securities Sold..................................           --              --           1,070          11,812
   Dividends, Interest and Tax Reclaims........................        1,638              --           1,778          11,030
   Securities Lending Income...................................           12              --              32             302
   Fund Shares Sold............................................        1,439             273             145           2,177
Unrealized Gain on Foreign Currency Contracts..................           --              --              --               8
Prepaid Expenses and Other Assets..............................           31              16              26              27
                                                                ------------  --------------  --------------  --------------
       Total Assets............................................      684,877         302,474         536,640       3,855,959
                                                                ------------  --------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned............................       25,969              --           2,797         109,133
   Investment Securities Purchased.............................          154              --              13             656
   Fund Shares Redeemed........................................          103               6             381          25,307
   Due to Advisor..............................................          108              79             258             991
Unrealized Loss on Foreign Currency Contracts..................           --              --              --              22
Accrued Expenses and Other Liabilities.........................           95              20             145             537
                                                                ------------  --------------  --------------  --------------
       Total Liabilities.......................................       26,429             105           3,594         136,646
                                                                ------------  --------------  --------------  --------------
NET ASSETS..................................................... $    658,448  $      302,369  $      533,046  $    3,719,313
                                                                ============  ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $658,448;
  $302,369; $533,046 and $3,719,313 and shares outstanding
  of 61,324,700, 27,565,729, 42,803,681 and 333,110,722,
  respectively................................................. $      10.74  $        10.97  $        12.45  $        11.17
                                                                ============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED....................................  500,000,000   1,000,000,000   1,000,000,000   1,500,000,000
                                                                ============  ==============  ==============  ==============
Investments in Affiliated Investment Companies at Cost......... $         --  $      290,856  $           --  $           --
                                                                ============  ==============  ==============  ==============
Investment Securities at Cost.................................. $    618,187             N/A  $      542,408  $    3,531,456
                                                                ============  ==============  ==============  ==============
Foreign Currencies at Cost..................................... $        279  $           --  $        1,072  $        6,106
                                                                ============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................ $    634,269  $      292,619  $      541,035  $    3,565,973
Total Distributable Earnings (Loss)............................       24,179           9,750          (7,989)        153,340
                                                                ------------  --------------  --------------  --------------
NET ASSETS..................................................... $    658,448  $      302,369  $      533,046  $    3,719,313
                                                                ============  ==============  ==============  ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                      SELECTIVELY                        EMERGING
                                                      WORLD CORE     HEDGED GLOBAL       EMERGING      MARKETS SMALL
                                                   EQUITY PORTFOLIO EQUITY PORTFOLIO MARKETS PORTFOLIO CAP PORTFOLIO
                                                   ---------------- ---------------- ----------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value...........................................  $      879,513   $      370,075   $    5,967,458   $    6,425,658
Temporary Cash Investments at Value & Cost........              55               --               --               --
Segregated Cash for Futures Contracts.............              --              233               --               --
Cash..............................................              --            6,866               --               --
Receivables:
   Fund Shares Sold...............................              32               34            6,820            3,453
   Due from Advisor...............................               6               --               --               --
Unrealized Gain on Forward Currency Contracts.....              --               10               --               --
Prepaid Expenses and Other Assets.................              12               18               28               30
                                                    --------------   --------------   --------------   --------------
       Total Assets...............................         879,618          377,236        5,974,306        6,429,141
                                                    --------------   --------------   --------------   --------------
LIABILITIES:
Payables:
   Investment Securities/Affiliated Investment
     Companies Purchased..........................              --              412               --               --
   Fund Shares Redeemed...........................              24              432            4,065            2,555
   Due to Advisor.................................              --               17            1,586            2,405
   Futures Margin Variation.......................              --               22               --               --
Unrealized Loss on Forward Currency Contracts.....              --              494               --               --
Accrued Expenses and Other Liabilities............              41               27              337              322
                                                    --------------   --------------   --------------   --------------
       Total Liabilities..........................              65            1,404            5,988            5,282
                                                    --------------   --------------   --------------   --------------
NET ASSETS........................................  $      879,553   $      375,832   $    5,968,318   $    6,423,859
                                                    ==============   ==============   ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $879,553; $375,832; $5,968,318 and
  $6,423,859 and shares outstanding of
  53,555,407, 22,720,750, 216,589,344 and
  320,090,200, respectively.......................  $        16.42   $        16.54   $        27.56   $        20.07
                                                    ==============   ==============   ==============   ==============
NUMBER OF SHARES AUTHORIZED.......................   1,000,000,000    1,000,000,000    1,500,000,000    1,500,000,000
                                                    ==============   ==============   ==============   ==============
Investments in Affiliated Investment Companies at
  Cost............................................  $      759,450   $      292,044              N/A              N/A
                                                    ==============   ==============   ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................  $      769,378   $      295,224   $    4,429,392   $    6,302,741
Total Distributable Earnings (Loss)...............         110,175           80,608        1,538,926          121,118
                                                    --------------   --------------   --------------   --------------
NET ASSETS........................................  $      879,553   $      375,832   $    5,968,318   $    6,423,859
                                                    ==============   ==============   ==============   ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                        EMERGING
                                                      EMERGING         EMERGING         MARKETS
                                                    MARKETS VALUE    MARKETS CORE    TARGETED VALUE
                                                      PORTFOLIO    EQUITY PORTFOLIO*   PORTFOLIO*
                                                   --------------  ----------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value........................................... $   17,191,982               --              --
Investment Securities at Value (including $0,
  $1,280,234 and $1,986 of securities on loan,
  respectively)...................................             --   $   28,341,403    $    112,943
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $0,
  $673,385 and $659)..............................             --          673,477             659
Segregated Cash for Futures Contracts.............             --            9,301              --
Foreign Currencies at Value.......................             --          146,523             324
Cash..............................................             --           81,939           1,257
Receivables:
   Investment Securities/Affiliated Investment
     Companies Sold...............................             --           41,172               6
   Dividends and Interest.........................             --           32,573             122
   Securities Lending Income......................             --            3,936               3
   Fund Shares Sold...............................         15,363           16,016             273
Deferred Offering Costs...........................             --               --               3
Prepaid Expenses and Other Assets.................             83              211              18
                                                   --------------   --------------    ------------
       Total Assets...............................     17,207,428       29,346,551         115,608
                                                   --------------   --------------    ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............             --          673,459             659
   Investment Securities/Affiliated Investment
     Companies Purchased..........................             --           16,802             465
   Fund Shares Redeemed...........................          9,603           14,166               8
   Due to Advisor.................................          5,718           11,171              32
   Futures Margin Variation.......................             --            1,873              --
Deferred Taxes Payable............................             --            1,083              --
Accrued Expenses and Other Liabilities............          1,025            5,387              84
                                                   --------------   --------------    ------------
       Total Liabilities..........................         16,346          723,941           1,248
                                                   --------------   --------------    ------------
NET ASSETS........................................ $   17,191,082   $   28,622,610    $    114,360
                                                   ==============   ==============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Class R2 Shares -- based on net assets of
  $29,146; $0 and $0 and shares outstanding of
  1,073,054, 0 and 0, respectively................ $        27.16              N/A             N/A
                                                   ==============   ==============    ============
NUMBER OF SHARES AUTHORIZED.......................    200,000,000              N/A             N/A
                                                   ==============   ==============    ============
Institutional Class Shares -- based on net assets
  of $17,161,936; $28,622,610 and $114,360 and
  shares outstanding of 627,699,807,
  1,390,048,560 and 10,967,750, respectively...... $        27.34   $        20.59    $      10.43
                                                   ==============   ==============    ============
NUMBER OF SHARES AUTHORIZED.......................  3,000,000,000    5,000,000,000     500,000,000
                                                   ==============   ==============    ============
Investment Securities at Cost.....................            N/A   $   25,123,238    $    113,163
                                                   ==============   ==============    ============
Foreign Currencies at Cost........................ $           --   $      145,540    $        325
                                                   ==============   ==============    ============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $   17,762,609   $   26,505,768    $    111,249
Total Distributable Earnings (Loss)...............       (571,527)       2,116,842           3,111
                                                   --------------   --------------    ------------
NET ASSETS........................................ $   17,191,082   $   28,622,610    $    114,360
                                                   ==============   ==============    ============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                      GLOBAL   INTERNATIONAL
                                                          LARGE CAP   INTERNATIONAL   SMALL        SMALL
                                                        INTERNATIONAL  CORE EQUITY   COMPANY      COMPANY
                                                         PORTFOLIO#    PORTFOLIO#   PORTFOLIO*  PORTFOLIO*
                                                        ------------- ------------- ---------- -------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated
  Investment Companies
   Dividends (Net of Foreign Taxes Withheld of
     $0, $0, $45 and $31,127, respectively)............          --            --     $  441     $335,908
   Income from Securities Lending......................          --            --         53       30,195
   Expenses Allocated from Affiliated Investment
     Companies.........................................          --            --        (24)     (14,583)
                                                          ---------    ----------     ------     --------
Income Distributions Received from Affiliated
  Investment Companies.................................          --            --        202           --
                                                          ---------    ----------     ------     --------
       Total Net Investment Income Allocated from
         Affiliated Investment Companies...............          --            --        672      351,520
                                                          ---------    ----------     ------     --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $15,728, $89,186, $0 and $0, respectively)........   $ 170,151    $  960,150         --           --
   Income from Securities Lending......................       2,827        36,579         --           --
                                                          ---------    ----------     ------     --------
          Total Fund Investment Income.................     172,978       996,729         --           --
                                                          ---------    ----------     ------     --------
FUND EXPENSES
   Investment Management Fees..........................      10,011        76,840        158       49,136
   Accounting & Transfer Agent Fees....................         809         4,507         34        1,336
   Custodian Fees......................................         503         2,846          1            8
   Filing Fees.........................................         127           781         27          215
   Shareholders' Reports...............................         219           817          8          558
   Directors'/Trustees' Fees & Expenses................          29           165         --           73
   Professional Fees...................................         145           635         --           72
   Other...............................................         151           846          1           85
                                                          ---------    ----------     ------     --------
          Total Fund Expenses..........................      11,994        87,437        229       51,483
                                                          ---------    ----------     ------     --------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor
     (Note C)..........................................          --        (2,060)      (153)          --
   Fees Paid Indirectly (Note C).......................        (413)       (2,330)        --           --
                                                          ---------    ----------     ------     --------
   Net Expenses........................................      11,581        83,047         76       51,483
                                                          ---------    ----------     ------     --------
   NET INVESTMENT INCOME (LOSS)........................     161,397       913,682        596      300,037
                                                          ---------    ----------     ------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from
     Investment Securities.............................          --            --        587           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold**....................    (116,656)     (348,700)        --           --
       Affiliated Investment Companies Shares Sold.....         (11)           (2)      (342)          --
       Transactions Allocated from Affiliated
         Investment Company**..........................          --            --       (416)     313,315
       Futures.........................................         815        12,437          7         (626)
       Foreign Currency Transactions...................        (892)       (5,912)        --           --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency......     461,700     1,567,492       (357)          --
       Affiliated Investment Companies Shares..........          25           111        271           --
       Transactions Allocated from Affiliated
         Investment Company............................          --            --      1,280      135,389
       Futures.........................................       3,123        13,424         --        7,881
       Translation of Foreign
         Currency-Denominated Amounts..................         193         1,383         --           --
                                                          ---------    ----------     ------     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).............     348,297     1,240,233      1,030      455,959
                                                          ---------    ----------     ------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS......................................   $ 509,694    $2,153,915     $1,626     $755,996
                                                          =========    ==========     ======     ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                                 ASIA      UNITED
                                                                                    JAPANESE   PACIFIC    KINGDOM   CONTINENTAL
                                                                                     SMALL      SMALL      SMALL       SMALL
                                                                                    COMPANY    COMPANY    COMPANY     COMPANY
                                                                                   PORTFOLIO* PORTFOLIO* PORTFOLIO* PORTFOLIO*
                                                                                   ---------- ---------- ---------- -----------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment Companies
   Dividends (Net of Foreign Taxes Withheld of $1,420, $188, $3 and $2,531,
     respectively)................................................................  $12,803    $13,380     $1,033     $16,049
   Income from Securities Lending.................................................    1,529      1,262          6       1,749
   Expenses Allocated from Affiliated Investment Companies........................     (712)      (440)       (33)       (755)
                                                                                    -------    -------     ------     -------
       Total Net Investment Income Allocated from Affiliated Investment
         Companies................................................................   13,620     14,202      1,006      17,043
                                                                                    -------    -------     ------     -------
FUND EXPENSES
   Investment Management Fees.....................................................    2,923      1,736        149       3,119
   Accounting & Transfer Agent Fees...............................................       98         78         28         124
   Filing Fees....................................................................       26         22         18          37
   Shareholders' Reports..........................................................       13         11          8          18
   Directors'/Trustees' Fees & Expenses...........................................        3          2         --           4
   Professional Fees..............................................................        2          1          7           3
   Other..........................................................................        3         18          1           6
                                                                                    -------    -------     ------     -------
       Total Fund Expenses........................................................    3,068      1,868        211       3,311
                                                                                    -------    -------     ------     -------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered
     by Advisor (Note C)..........................................................     (583)      (346)       (71)       (624)
                                                                                    -------    -------     ------     -------
   Net Expenses...................................................................    2,485      1,522        140       2,687
                                                                                    -------    -------     ------     -------
   NET INVESTMENT INCOME (LOSS)...................................................   11,135     12,680        866      14,356
                                                                                    -------    -------     ------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated Investment Company**................   10,446      5,261      1,418      (1,860)
   Change in Unrealized Appreciation (Depreciation) of:
       Transactions Allocated from Affiliated Investment Company..................    2,052       (501)      (372)     38,034
                                                                                    -------    -------     ------     -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)........................................   12,498      4,760      1,046      36,174
                                                                                    -------    -------     ------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................  $23,633    $17,440     $1,912     $50,530
                                                                                    =======    =======     ======     =======

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                               DFA                       DFA
                                                                          INTERNATIONAL DFA GLOBAL  INTERNATIONAL INTERNATIONAL
                                                                           REAL ESTATE  REAL ESTATE   SMALL CAP      VECTOR
                                                                           SECURITIES   SECURITIES      VALUE        EQUITY
                                                                           PORTFOLIO#   PORTFOLIO#   PORTFOLIO#    PORTFOLIO#
                                                                          ------------- ----------- ------------- -------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies.......          --   $  178,016           --           --
                                                                           ----------   ----------    ---------     --------
          Total Net Investment Income Allocated from Affiliated
            Investment Companies.........................................          --      178,016           --           --
                                                                           ----------   ----------    ---------     --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $31,780, $5, $34,997 and
     $7,753, respectively)...............................................  $  240,266       74,266    $ 394,690     $ 81,177
   Income from Securities Lending........................................       3,853          250       20,275        3,910
                                                                           ----------   ----------    ---------     --------
          Total Fund Investment Income...................................     244,119       74,516      414,965       85,087
                                                                           ----------   ----------    ---------     --------
FUND EXPENSES
   Investment Management Fees............................................      14,237       16,500       85,361       11,152
   Accounting & Transfer Agent Fees......................................         674          959        2,049          499
   Custodian Fees........................................................         590           29        2,002          305
   Filing Fees...........................................................          66          170          275          149
   Shareholders' Reports.................................................         168          459          551          126
   Directors'/Trustees' Fees & Expenses..................................          33           47           78           14
   Professional Fees.....................................................         137           59          348           73
   Other.................................................................         218           88          413          143
                                                                           ----------   ----------    ---------     --------
          Total Fund Expenses............................................      16,123       18,311       91,077       12,461
                                                                           ----------   ----------    ---------     --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
     Recovered by Advisor (Note C).......................................          --       (8,900)          --           --
   Fees Paid Indirectly (Note C).........................................        (485)          --       (1,566)        (110)
                                                                           ----------   ----------    ---------     --------
   Net Expenses..........................................................      15,638        9,411       89,511       12,351
                                                                           ----------   ----------    ---------     --------
   NET INVESTMENT INCOME (LOSS)..........................................     228,481      243,121      325,454       72,736
                                                                           ----------   ----------    ---------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**......................................    (121,318)      73,513      238,307      (25,195)
       Affiliated Investment Companies Shares Sold.......................          (4)      37,097           --           --
       Futures...........................................................       1,553         (135)       1,976       (2,728)
       Foreign Currency Transactions.....................................         221           --       (1,093)        (429)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency........................   1,036,222      795,754     (233,259)      93,366
       Affiliated Investment Companies Shares............................          16      641,678           70           12
       Futures...........................................................       1,373           --        4,434           --
       Translation of Foreign Currency-Denominated Amounts...............         136           --        1,343          106
                                                                           ----------   ----------    ---------     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............................     918,199    1,547,907       11,778       65,132
                                                                           ----------   ----------    ---------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........  $1,146,680   $1,791,028    $ 337,232     $137,868
                                                                           ==========   ==========    =========     ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                INTERNATIONAL             WORLD EX
                                                                    HIGH       WORLD EX     U.S.     WORLD EX
                                                                  RELATIVE       U.S.     TARGETED  U.S. CORE
                                                                PROFITABILITY   VALUE      VALUE      EQUITY
                                                                 PORTFOLIO#   PORTFOLIO* PORTFOLIO# PORTFOLIO#
                                                                ------------- ---------- ---------- ----------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated
  Investment Companies
   Dividends (Net of Foreign Taxes Withheld of $0,
     $1,016, $0 and $0, respectively)..........................         --     $ 9,180         --          --
   Interest....................................................         --          24         --          --
   Income from Securities Lending..............................         --         160         --          --
   Expenses Allocated from Affiliated Investment
     Companies.................................................         --        (459)        --          --
                                                                  --------     -------    -------    --------
Income Distributions Received from Affiliated
  Investment Companies.........................................         --         651         --          --
                                                                  --------     -------    -------    --------
          Total Net Investment Income Allocated from
            Affiliated Investment Companies....................         --       9,556         --          --
                                                                  --------     -------    -------    --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $1,190,
     $0, $1,620 and $11,114, respectively).....................   $ 13,298          --    $16,361    $112,339
   Income from Securities Lending..............................        154          --        274       4,147
                                                                  --------     -------    -------    --------
          Total Fund Investment Income.........................     13,452          --     16,635     116,486
                                                                  --------     -------    -------    --------
FUND EXPENSES
   Investment Management Fees..................................      1,113       1,266      2,960      11,009
   Accounting & Transfer Agent Fees............................        130          45        150         610
   Custodian Fees..............................................        121           3        202         759
   Filing Fees.................................................         89          29         82         142
   Shareholders' Reports.......................................         33          12         25         151
   Directors'/Trustees' Fees & Expenses........................          2           2          3          20
   Professional Fees...........................................          7           6         58         117
   Other.......................................................         16           5         47         140
                                                                  --------     -------    -------    --------
          Total Fund Expenses..................................      1,511       1,368      3,527      12,948
                                                                  --------     -------    -------    --------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor (Note
     C)........................................................         47        (580)        --           9
   Fees Paid Indirectly (Note C)...............................        (95)         --        (50)       (214)
                                                                  --------     -------    -------    --------
   Net Expenses................................................      1,463         788      3,477      12,743
                                                                  --------     -------    -------    --------
   NET INVESTMENT INCOME (LOSS)................................     11,989       8,768     13,158     103,743
                                                                  --------     -------    -------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
     Securities................................................         --         766         --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold**............................    (10,724)         --      5,834     (27,918)
       Affiliated Investment Companies Shares Sold.............         --        (802)        --          --
       Transactions Allocated from Affiliated
         Investment Company**..................................         --      (1,780)        --          --
       Futures.................................................        155        (109)      (308)     (1,060)
       Foreign Currency Transactions...........................        (32)         --       (140)     (4,961)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............     58,944         384      5,845     222,436
       Affiliated Investment Companies Shares..................          2          95          1          10
       Transactions Allocated from Affiliated
         Investment Company....................................         --       4,725         (1)         --
       Translation of Foreign Currency-Denominated
         Amounts...............................................          6          --         30         116
                                                                  --------     -------    -------    --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................     48,351       3,279     11,261     188,623
                                                                  --------     -------    -------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................   $ 60,340     $12,047    $24,419    $292,366
                                                                  ========     =======    =======    ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                              SELECTIVELY
                                                                                      WORLD     HEDGED                EMERGING
                                                                                      CORE      GLOBAL     EMERGING   MARKETS
                                                                                     EQUITY     EQUITY     MARKETS   SMALL CAP
                                                                                    PORTFOLIO  PORTFOLIO  PORTFOLIO* PORTFOLIO*
                                                                                    --------- ----------- ---------- ----------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $21,353 and $21,625,
     respectively).................................................................       --         --    $179,309   $170,123
   Interest........................................................................       --         --          59         91
   Income from Securities Lending..................................................       --         --       4,278     38,450
   Expenses Allocated from Affiliated Investment Companies.........................       --         --      (7,794)   (16,191)
                                                                                     -------    -------    --------   --------
Income Distributions Received from Affiliated Investment Companies.................  $18,651    $ 9,356          --         --
                                                                                     -------    -------    --------   --------
          Total Net Investment Income Allocated from Affiliated Investment
            Companies..............................................................   18,651      9,356     175,852    192,473
                                                                                     -------    -------    --------   --------
FUND EXPENSES
   Investment Management Fees......................................................    2,452      1,206      24,313     43,085
   Accounting & Transfer Agent Fees................................................      117         93         507        668
   Custodian Fees..................................................................        1          1          --         --
   Filing Fees.....................................................................       51         28          99        109
   Shareholders' Reports...........................................................       20         19         254        216
   Directors'/Trustees' Fees & Expenses............................................        5          3          33         39
   Professional Fees...............................................................        6          3          16         21
   Other...........................................................................        7          2          29         35
                                                                                     -------    -------    --------   --------
          Total Fund Expenses......................................................    2,659      1,355      25,251     44,173
                                                                                     -------    -------    --------   --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered
     by Advisor (Note C)...........................................................   (2,212)    (1,051)     (5,789)   (13,259)
                                                                                     -------    -------    --------   --------
   Net Expenses....................................................................      447        304      19,462     30,914
                                                                                     -------    -------    --------   --------
   NET INVESTMENT INCOME (LOSS)....................................................   18,204      9,052     156,390    161,559
                                                                                     -------    -------    --------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Affiliated Investment Companies........    2,509      1,971          --         --
   Net Realized Gain (Loss) on:
       Investment Securities Sold**................................................       --         --          (1)        --
       Affiliated Investment Companies Shares Sold.................................   (5,618)    (4,770)         --         --
       Transactions Allocated from Affiliated Investment Company**.................       --         --     (72,191)    57,552
       Futures.....................................................................      (62)    (1,126)         --         --
       Forward Currency Contracts..................................................       --      4,438          --         --
   Change in Unrealized Appreciation (Depreciation) of:
       Affiliated Investment Companies Shares......................................   67,131     27,375          --         --
       Transactions Allocated from Affiliated Investment Company...................       --         --     516,007    568,138
       Futures.....................................................................       --      1,674          --         --
       Forward Currency Contracts..................................................       --     (2,086)         --         --
                                                                                     -------    -------    --------   --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................................   63,960     27,476     443,815    625,690
                                                                                     -------    -------    --------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................  $82,164    $36,528    $600,205   $787,249
                                                                                     =======    =======    ========   ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                                               EMERGING
                                                                                       EMERGING   EMERGING      MARKETS
                                                                                       MARKETS     MARKETS     TARGETED
                                                                                        VALUE    CORE EQUITY     VALUE
                                                                                      PORTFOLIO* PORTFOLIO#  PORTFOLIO(A)#
                                                                                      ---------- ----------- -------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment Companies
   Dividends (Net of Foreign Taxes Withheld of $75,479, $0 and $0, respectively)..... $ 522,637          --         --
   Interest..........................................................................       295          --         --
   Income from Securities Lending....................................................    14,266          --         --
   Expenses Allocated from Affiliated Investment Companies...........................   (23,034)         --         --
                                                                                      ---------  ----------     ------
          Total Net Investment Income Allocated from Affiliated Investment
            Companies................................................................   514,164          --         --
                                                                                      ---------  ----------     ------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $103,047 and $374, respectively)..        --  $  813,271     $3,218
   Income from Securities Lending....................................................        --      53,007         35
                                                                                      ---------  ----------     ------
          Total Fund Investment Income...............................................        --     866,278      3,253
                                                                                      ---------  ----------     ------
FUND EXPENSES
   Investment Management Fees........................................................    87,173     129,817        723
   Accounting & Transfer Agent Fees..................................................     1,133       4,035         36
   Custodian Fees....................................................................        --      10,426         54
   Shareholder Servicing Fees
       Class R2 Shares...............................................................        71          --         --
   Filing Fees.......................................................................       277         463         41
   Shareholders' Reports.............................................................       405         952         30
   Directors'/Trustees' Fees & Expenses..............................................       103         161          1
   Professional Fees.................................................................        85         675         11
   Organizational & Offering Costs...................................................        --          --         77
   Other.............................................................................        85         802         10
                                                                                      ---------  ----------     ------
          Total Fund Expenses........................................................    89,332     147,331        983
                                                                                      ---------  ----------     ------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
     Advisor (Note C)................................................................        --          --       (104)
       Class R2 Shares...............................................................       (28)         --         --
       Institutional Class Shares....................................................   (17,406)         --         --
   Fees Paid Indirectly (Note C).....................................................        --      (4,465)        (5)
                                                                                      ---------  ----------     ------
   Net Expenses......................................................................    71,898     142,866        874
                                                                                      ---------  ----------     ------
   NET INVESTMENT INCOME (LOSS)......................................................   442,266     723,412      2,379
                                                                                      ---------  ----------     ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**..................................................        --    (319,383)     1,412
       Affiliated Investment Companies Shares Sold...................................        --          (3)        --
       Transactions Allocated from Affiliated Investment Company**...................  (172,477)         --         --
       Futures.......................................................................        --      14,341         35
       Foreign Currency Transactions.................................................        --        (779)       (33)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency....................................        --   2,502,146       (221)
       Affiliated Investment Companies Shares........................................        --          58         --
       Transactions Allocated from Affiliated Investment Company.....................   477,901          --         --
       Futures.......................................................................        --      13,038         --
       Translation of Foreign Currency-Denominated Amounts...........................        --         433          1
                                                                                      ---------  ----------     ------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...........................................   305,424   2,209,851      1,194
                                                                                      ---------  ----------     ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................... $ 747,690  $2,933,263     $3,573
                                                                                      =========  ==========     ======

--------
** Net of foreign capital gain taxes withheld of $0, $1 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
(a)The Portfolio commenced operations on November 14, 2018.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         LARGE CAP INTERNATIONAL     INTERNATIONAL CORE       GLOBAL SMALL
                                                                PORTFOLIO             EQUITY PORTFOLIO      COMPANY PORTFOLIO
                                                         -----------------------  ------------------------  ----------------
                                                            YEAR         YEAR        YEAR         YEAR       YEAR     YEAR
                                                            ENDED        ENDED       ENDED        ENDED      ENDED    ENDED
                                                           OCT 31,      OCT 31,     OCT 31,      OCT 31,    OCT 31,  OCT 31,
                                                            2019         2018        2019         2018       2019     2018
                                                         -----------  ----------  -----------  -----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $   161,397  $  135,824  $   913,682  $   753,667  $   596  $   403
   Capital Gain Distributions Received from
     Investment Securities..............................          --          --           --           --      587      333
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/.................    (116,656)      9,278     (348,700)      37,602       --       --
       Affiliated Investment Companies Shares
         Sold...........................................         (11)        (31)          (2)         (83)    (342)     (93)
       Transactions Allocated from Affiliated
         Investment Company*,**.........................          --          --           --           --     (416)    (602)
       Futures..........................................         815       5,207       12,437       42,294        7       15
       Foreign Currency Transactions....................        (892)     (1,098)      (5,912)      (6,317)      --       --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.......................................     461,700    (492,554)   1,567,492   (3,538,139)    (357)      --
       Affiliated Investment Companies Shares...........          25          35          111          (17)     271     (772)
       Transactions Allocated from Affiliated
         Investment Company.............................          --          --           --           --    1,280   (1,701)
       Futures..........................................       3,123      (3,535)      13,424      (17,544)      --       --
       Translation of Foreign Currency-
         Denominated Amounts............................         193        (201)       1,383         (811)      --       --
                                                         -----------  ----------  -----------  -----------  -------  -------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................     509,694    (347,075)   2,153,915   (2,729,348)   1,626   (2,417)
                                                         -----------  ----------  -----------  -----------  -------  -------
Distributions:
       Institutional Class Shares.......................    (155,698)   (132,270)    (907,539)    (711,406)    (308)    (350)
                                                         -----------  ----------  -----------  -----------  -------  -------
          Total Distributions...........................    (155,698)   (132,270)    (907,539)    (711,406)    (308)    (350)
                                                         -----------  ----------  -----------  -----------  -------  -------
Capital Share Transactions (1):
   Shares Issued........................................   1,454,715   1,048,667    8,662,646    8,724,881   16,512   22,726
   Shares Issued in Lieu of Cash Distributions..........     138,823     116,674      864,811      674,993      308      350
   Shares Redeemed......................................  (1,178,465)   (821,680)  (7,388,995)  (4,228,499)  (8,232)  (3,950)
                                                         -----------  ----------  -----------  -----------  -------  -------
          Net Increase (Decrease) from Capital
            Share Transactions..........................     415,073     343,661    2,138,462    5,171,375    8,588   19,126
                                                         -----------  ----------  -----------  -----------  -------  -------
          Total Increase (Decrease) in Net
            Assets......................................     769,069    (135,684)   3,384,838    1,730,621    9,906   16,359
NET ASSETS
   Beginning of Year....................................   4,587,406   4,723,090   27,174,589   25,443,968   31,380   15,021
                                                         -----------  ----------  -----------  -----------  -------  -------
   End of Year.......................................... $ 5,356,475  $4,587,406  $30,559,427  $27,174,589  $41,286  $31,380
                                                         ===========  ==========  ===========  ===========  =======  =======
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................      68,558      44,730      693,417      611,977    1,564    1,939
   Shares Issued in Lieu of Cash Distributions..........       6,394       5,040       68,976       48,289       31       31
   Shares Redeemed......................................     (55,298)    (35,059)    (593,959)    (299,311)    (793)    (346)
                                                         -----------  ----------  -----------  -----------  -------  -------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................      19,654      14,711      168,434      360,955      802    1,624
                                                         ===========  ==========  ===========  ===========  =======  =======

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                            INTERNATIONAL SMALL       JAPANESE SMALL    ASIA PACIFIC SMALL
                                                             COMPANY PORTFOLIO      COMPANY PORTFOLIO    COMPANY PORTFOLIO
                                                         ------------------------  -------------------  ------------------
                                                            YEAR         YEAR        YEAR      YEAR       YEAR      YEAR
                                                            ENDED        ENDED       ENDED     ENDED      ENDED     ENDED
                                                           OCT 31,      OCT 31,     OCT 31,   OCT 31,    OCT 31,   OCT 31,
                                                            2019         2018        2019      2018       2019      2018
                                                         -----------  -----------  --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $   300,037  $   305,199  $ 11,135  $  10,186  $ 12,680  $ 12,981
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated
         Investment Company*,**.........................     313,315      549,889    10,446     36,946     5,261   (13,453)
       Futures..........................................        (626)      17,382        --         --        --        --
   Change in Unrealized Appreciation (Depreciation)
     of:
       Transactions Allocated from Affiliated
         Investment Company.............................     135,389   (2,214,609)    2,052   (101,251)     (501)  (33,087)
       Futures..........................................       7,881       (9,491)       --         --        --        --
                                                         -----------  -----------  --------  ---------  --------  --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................     755,996   (1,351,630)   23,633    (54,119)   17,440   (33,559)
                                                         -----------  -----------  --------  ---------  --------  --------
Distributions:
       Institutional Class Shares.......................    (857,472)    (711,038)  (39,387)   (15,936)  (11,260)  (13,370)
                                                         -----------  -----------  --------  ---------  --------  --------
          Total Distributions...........................    (857,472)    (711,038)  (39,387)   (15,936)  (11,260)  (13,370)
                                                         -----------  -----------  --------  ---------  --------  --------
Capital Share Transactions (1):
   Shares Issued........................................   2,921,274    2,606,895    72,402    141,296    38,624   103,070
   Shares Issued in Lieu of Cash Distributions..........     824,335      680,889    36,290     14,541    10,374    12,186
   Shares Redeemed......................................  (3,550,227)  (2,059,202)  (75,520)  (111,110)  (60,864)  (54,145)
                                                         -----------  -----------  --------  ---------  --------  --------
          Net Increase (Decrease) from Capital
            Share Transactions..........................     195,382    1,228,582    33,172     44,727   (11,866)   61,111
                                                         -----------  -----------  --------  ---------  --------  --------
          Total Increase (Decrease) in Net
            Assets......................................      93,906     (834,086)   17,418    (25,328)   (5,686)   14,182
NET ASSETS
   Beginning of Year....................................  12,656,204   13,490,290   622,650    647,978   346,335   332,153
                                                         -----------  -----------  --------  ---------  --------  --------
   End of Year.......................................... $12,750,110  $12,656,204  $640,068  $ 622,650  $340,649  $346,335
                                                         ===========  ===========  ========  =========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................     170,065      124,547     3,098      4,906     1,859     4,371
   Shares Issued in Lieu of Cash Distributions..........      51,059       33,057     1,637        505       522       527
   Shares Redeemed......................................    (206,414)     (98,779)   (3,248)    (3,870)   (2,869)   (2,282)
                                                         -----------  -----------  --------  ---------  --------  --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................      14,710       58,825     1,487      1,541      (488)    2,616
                                                         ===========  ===========  ========  =========  ========  ========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                      DFA INTERNATIONAL REAL
                                                          UNITED KINGDOM SMALL   CONTINENTAL SMALL       ESTATE SECURITIES
                                                          COMPANY PORTFOLIO      COMPANY PORTFOLIO           PORTFOLIO
                                                          -------------------  --------------------  ------------------------
                                                            YEAR      YEAR       YEAR       YEAR        YEAR         YEAR
                                                            ENDED     ENDED      ENDED      ENDED       ENDED        ENDED
                                                           OCT 31,   OCT 31,    OCT 31,    OCT 31,     OCT 31,      OCT 31,
                                                            2019      2018       2019       2018        2019         2018
                                                          --------   -------   ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................... $    866   $ 1,170   $  14,356  $  15,590  $   228,481  $   245,747
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/..................       --        --          --         --     (121,318)     (55,861)
       Affiliated Investment Companies Shares
         Sold............................................       --        --          --         --           (4)         (50)
       Transactions Allocated from Affiliated
         Investment Company*,**..........................    1,418     2,228      (1,860)    19,862           --           --
       Futures...........................................       --        --          --         --        1,553        6,053
       Foreign Currency Transactions.....................       --        --          --         --          221        3,300
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign Currency........       --        --          --         --    1,036,222     (212,037)
       Affiliated Investment Companies Shares............       --        --          --         --           16            6
       Transactions Allocated from Affiliated
         Investment Company..............................     (372)   (7,070)     38,034   (119,115)          --           --
       Futures...........................................       --        --          --         --        1,373       (1,430)
       Translation of Foreign Currency-Denominated
         Amounts.........................................       --        --          --         --          136         (239)
                                                          --------   -------   ---------  ---------  -----------  -----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations....................    1,912    (3,672)     50,530    (83,663)   1,146,680      (14,511)
                                                          --------   -------   ---------  ---------  -----------  -----------
Distributions:
       Institutional Class Shares........................   (1,977)   (3,924)    (33,215)   (20,414)    (302,662)    (241,977)
                                                          --------   -------   ---------  ---------  -----------  -----------
          Total Distributions............................   (1,977)   (3,924)    (33,215)   (20,414)    (302,662)    (241,977)
                                                          --------   -------   ---------  ---------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued.........................................    2,122     2,809     117,898    207,831      913,489    1,129,099
   Shares Issued in Lieu of Cash Distributions...........    1,763     3,396      31,461     19,301      297,390      238,291
   Shares Redeemed.......................................  (13,631)   (7,435)   (155,220)   (69,751)  (1,199,441)  (1,166,148)
                                                          --------   -------   ---------  ---------  -----------  -----------
          Net Increase (Decrease) from Capital
            Share Transactions...........................   (9,746)   (1,230)     (5,861)   157,381       11,438      201,242
                                                          --------   -------   ---------  ---------  -----------  -----------
          Total Increase (Decrease) in Net Assets........   (9,811)   (8,826)     11,454     53,304      855,456      (55,246)
NET ASSETS
   Beginning of Year.....................................   36,351    45,177     645,651    592,347    5,442,507    5,497,753
                                                          --------   -------   ---------  ---------  -----------  -----------
   End of Year........................................... $ 26,540   $36,351   $ 657,105  $ 645,651  $ 6,297,963  $ 5,442,507
                                                          ========   =======   =========  =========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................       82        91       5,188      7,354      182,042      219,592
   Shares Issued in Lieu of Cash Distributions...........       75       114       1,395        709       64,510       46,632
   Shares Redeemed.......................................     (553)     (239)     (6,632)    (2,541)    (245,929)    (228,031)
                                                          --------   -------   ---------  ---------  -----------  -----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed..........................     (396)      (34)        (49)     5,522          623       38,193
                                                          ========   =======   =========  =========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   DFA GLOBAL REAL ESTATE    DFA INTERNATIONAL SMALL    INTERNATIONAL VECTOR
                                                    SECURITIES PORTFOLIO       CAP VALUE PORTFOLIO        EQUITY PORTFOLIO
                                                  ------------------------  ------------------------  -----------------------
                                                     YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                                     ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                    OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                     2019         2018         2019         2018         2019         2018
                                                  -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................. $   243,121  $   319,485  $   325,454  $   333,887  $    72,736  $   63,232
   Capital Gain Distributions Received from
     Investment Securities.......................          --        5,030           --           --           --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/..........      73,513      (30,218)     238,307      489,396      (25,195)     81,370
       Affiliated Investment Companies
         Shares Sold.............................      37,097       13,679           --          (64)          --          (4)
       Futures...................................        (135)          --        1,976       19,832       (2,728)        (84)
       Foreign Currency Transactions.............          --           --       (1,093)     (11,795)        (429)       (430)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency................................     795,754       (6,013)    (233,259)  (2,949,087)      93,366    (401,480)
       Affiliated Investment Companies
         Shares..................................     641,678     (177,027)          70          (36)          12          (6)
       Futures...................................          --           --        4,434       (7,629)          --          --
       Translation of Foreign Currency-
         Denominated Amounts.....................          --           --        1,343         (512)         106         (65)
                                                  -----------  -----------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations...........................   1,791,028      124,936      337,232   (2,126,008)     137,868    (257,467)
                                                  -----------  -----------  -----------  -----------  -----------  ----------
Distributions:
       Institutional Class Shares................    (351,905)    (255,497)    (776,069)    (896,785)    (147,900)    (69,245)
                                                  -----------  -----------  -----------  -----------  -----------  ----------
          Total Distributions....................    (351,905)    (255,497)    (776,069)    (896,785)    (147,900)    (69,245)
                                                  -----------  -----------  -----------  -----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued.................................   1,973,793    2,076,669    3,086,382    2,575,335    1,111,287     587,591
   Shares Issued in Lieu of Cash
     Distributions...............................     335,724      245,163      699,165      810,215      140,703      68,621
   Shares Redeemed...............................  (1,955,553)  (1,469,129)  (3,706,321)  (2,737,533)  (1,105,041)   (418,135)
                                                  -----------  -----------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) from
            Capital Share
            Transactions.........................     353,964      852,703       79,226      648,017      146,949     238,077
                                                  -----------  -----------  -----------  -----------  -----------  ----------
          Total Increase (Decrease) in
            Net Assets...........................   1,793,087      722,142     (359,611)  (2,374,776)     136,917     (88,635)
NET ASSETS
   Beginning of Year.............................   7,475,924    6,753,782   13,787,695   16,162,471    2,441,217   2,529,852
                                                  -----------  -----------  -----------  -----------  -----------  ----------
   End of Year................................... $ 9,269,011  $ 7,475,924  $13,428,084  $13,787,695  $ 2,578,134  $2,441,217
                                                  ===========  ===========  ===========  ===========  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................     173,132      193,699      174,997      116,242      101,269      44,843
   Shares Issued in Lieu of Cash
     Distributions...............................      32,690       22,410       41,425       36,559       13,131       5,242
   Shares Redeemed...............................    (174,212)    (137,791)    (210,444)    (123,463)    (100,463)    (31,849)
                                                  -----------  -----------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed.............................      31,610       78,318        5,978       29,338       13,937      18,236
                                                  ===========  ===========  ===========  ===========  ===========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                               INTERNATIONAL HIGH
                                                                    RELATIVE            WORLD EX             WORLD EX
                                                                  PROFITABILITY        U.S. VALUE       U.S. TARGETED VALUE
                                                                    PORTFOLIO           PORTFOLIO            PORTFOLIO
                                                               ------------------  ------------------  --------------------
                                                                 YEAR      YEAR      YEAR      YEAR      YEAR       YEAR
                                                                 ENDED     ENDED     ENDED     ENDED     ENDED      ENDED
                                                                OCT 31,   OCT 31,   OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                                 2019      2018      2019      2018      2019       2018
                                                               --------  --------  --------  --------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)............................... $ 11,989  $  4,407  $  8,768  $  6,776  $  13,158  $  10,453
   Capital Gain Distributions Received from Investment
     Securities...............................................       --        --       766       772         --         --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/.......................  (10,724)   (1,478)       --        --      5,834     14,758
       Affiliated Investment Companies Shares Sold............       --        --      (802)     (152)        --         (1)
       Transactions Allocated from Affiliated Investment
         Company*,**..........................................       --        --    (1,780)    4,866         --         --
       Futures................................................      155       167      (109)       --       (308)        22
       Foreign Currency Transactions..........................      (32)       35        --        --       (140)      (268)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.............   58,944   (27,436)      384        --      5,845    (98,264)
       Affiliated Investment Companies Shares.................        2        --        95    (4,644)         1         --
       Transactions Allocated from Affiliated Investment
         Company..............................................       --        --     4,725   (30,618)        (1)        --
       Translation of Foreign Currency-Denominated
         Amounts..............................................        6        (7)       --        --         30         (8)
                                                               --------  --------  --------  --------  ---------  ---------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations.........................   60,340   (24,312)   12,047   (23,000)    24,419    (73,308)
                                                               --------  --------  --------  --------  ---------  ---------
Distributions:
       Institutional Class Shares.............................  (11,023)   (3,960)  (13,716)   (8,118)   (23,983)   (18,759)
                                                               --------  --------  --------  --------  ---------  ---------
          Total Distributions.................................  (11,023)   (3,960)  (13,716)   (8,118)   (23,983)   (18,759)
                                                               --------  --------  --------  --------  ---------  ---------
Capital Share Transactions (1):
   Shares Issued..............................................  416,587   252,625   110,720    78,125    329,309    215,731
   Shares Issued in Lieu of Cash Distributions................   11,018     3,958    13,703     8,111     23,923     18,713
   Shares Redeemed............................................  (85,342)  (29,236)  (61,053)  (61,001)  (280,777)  (148,726)
                                                               --------  --------  --------  --------  ---------  ---------
          Net Increase (Decrease) from Capital Share
            Transactions......................................  342,263   227,347    63,370    25,235     72,455     85,718
                                                               --------  --------  --------  --------  ---------  ---------
          Total Increase (Decrease) in Net Assets.............  391,580   199,075    61,701    (5,883)    72,891     (6,349)
NET ASSETS
   Beginning of Year..........................................  266,868    67,793   240,668   246,551    460,155    466,504
                                                               --------  --------  --------  --------  ---------  ---------
   End of Year................................................ $658,448  $266,868  $302,369  $240,668  $ 533,046  $ 460,155
                                                               ========  ========  ========  ========  =========  =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..............................................   41,376    23,561    10,308     6,253     27,492     15,217
   Shares Issued in Lieu of Cash Distributions................    1,078       374     1,293       657      2,024      1,301
   Shares Redeemed............................................   (8,617)   (2,797)   (5,597)   (4,751)   (23,474)   (10,739)
                                                               --------  --------  --------  --------  ---------  ---------
          Net Increase (Decrease) from Shares Issued
            and Redeemed......................................   33,837    21,138     6,004     2,159      6,042      5,779
                                                               ========  ========  ========  ========  =========  =========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         WORLD EX U.S. CORE EQUITY   WORLD CORE EQUITY    SELECTIVELY HEDGED
                                                                PORTFOLIO                PORTFOLIO       GLOBAL EQUITY PORTFOLIO
                                                         ------------------------  --------------------  ----------------------
                                                            YEAR         YEAR        YEAR       YEAR       YEAR        YEAR
                                                            ENDED        ENDED       ENDED      ENDED      ENDED       ENDED
                                                           OCT 31,      OCT 31,     OCT 31,    OCT 31,    OCT 31,     OCT 31,
                                                            2019         2018        2019       2018       2019        2018
                                                         ----------   ----------   ---------  ---------  ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $  103,743   $   81,701   $  18,204  $  13,553  $   9,052   $   7,842
   Capital Gain Distributions Received from
     Investment Securities..............................         --           --       2,509      1,843      1,971       1,607
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/.................    (27,918)      21,093          --         --         --           1
       Affiliated Investment Companies Shares
         Sold...........................................         --           (7)     (5,618)     1,952     (4,770)      2,046
       Futures..........................................     (1,060)       1,743         (62)       145     (1,126)      3,877
       Foreign Currency Transactions....................     (4,961)        (951)         --         --         --          --
       Forward Currency Contracts.......................         --           --          --         --      4,438       4,871
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign
         Currency.......................................    222,436     (472,935)         --         --         --          13
       Affiliated Investment Companies Shares...........         10           (1)     67,131    (39,888)    27,375     (27,187)
       Futures..........................................         --           --          --         --      1,674      (2,628)
       Translation of Foreign Currency-
         Denominated Amounts............................        116          (79)         --         --         --          --
       Forward Currency Contracts.......................         --           --          --         --     (2,086)        178
                                                         ----------   ----------   ---------  ---------  ---------   ---------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................    292,366     (369,436)     82,164    (22,395)    36,528      (9,380)
                                                         ----------   ----------   ---------  ---------  ---------   ---------
Distributions:
       Institutional Class Shares.......................   (116,666)     (75,944)    (23,511)   (14,502)   (16,864)    (11,171)
                                                         ----------   ----------   ---------  ---------  ---------   ---------
          Total Distributions...........................   (116,666)     (75,944)    (23,511)   (14,502)   (16,864)    (11,171)
                                                         ----------   ----------   ---------  ---------  ---------   ---------
Capital Share Transactions (1):
   Shares Issued........................................  1,271,493    1,408,140     192,373    346,536     78,038     114,026
   Shares Issued in Lieu of Cash Distributions..........    113,738       72,834      23,302     14,069     16,808      11,131
   Shares Redeemed......................................   (971,409)    (711,170)   (136,287)  (129,087)  (141,873)   (103,615)
                                                         ----------   ----------   ---------  ---------  ---------   ---------
          Net Increase (Decrease) from Capital
            Share Transactions..........................    413,822      769,804      79,388    231,518    (47,027)     21,542
                                                         ----------   ----------   ---------  ---------  ---------   ---------
          Total Increase (Decrease) in Net
            Assets......................................    589,522      324,424     138,041    194,621    (27,363)        991
NET ASSETS
   Beginning of Year....................................  3,129,791    2,805,367     741,512    546,891    403,195     402,204
                                                         ----------   ----------   ---------  ---------  ---------   ---------
   End of Year.......................................... $3,719,313   $3,129,791   $ 879,553  $ 741,512  $ 375,832   $ 403,195
                                                         ==========   ==========   =========  =========  =========   =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................    119,518      116,093      12,674     20,931      5,128       6,816
   Shares Issued in Lieu of Cash Distributions..........     10,760        6,147       1,534        856      1,185         679
   Shares Redeemed......................................    (91,013)     (59,215)     (8,795)    (7,697)    (9,256)     (6,176)
                                                         ----------   ----------   ---------  ---------  ---------   ---------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................     39,265       63,025       5,413     14,090     (2,943)      1,319
                                                         ==========   ==========   =========  =========  =========   =========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $(1), $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                      EMERGING MARKETS          EMERGING MARKETS       EMERGING MARKETS VALUE
                                                          PORTFOLIO            SMALL CAP PORTFOLIO            PORTFOLIO
                                                  ------------------------  ------------------------  ------------------------
                                                   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                  OCT 31, 2019 OCT 31, 2018 OCT 31, 2019 OCT 31, 2018 OCT 31, 2019 OCT 31, 2018
                                                  ------------ ------------ ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................. $   156,390  $   127,713  $   161,559  $   172,421  $   442,266  $   453,039
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/..........          (1)          --           --           --           --           --
       Transactions Allocated from
         Affiliated Investment
         Company*,**.............................     (72,191)      76,077       57,552      185,571     (172,477)     304,582
   Change in Unrealized Appreciation
     (Depreciation) of:
       Transactions Allocated from
         Affiliated Investment
         Company.................................     516,007     (937,174)     568,138   (1,598,746)     477,901   (2,444,307)
                                                  -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations...........................     600,205     (733,384)     787,249   (1,240,754)     747,690   (1,686,686)
                                                  -----------  -----------  -----------  -----------  -----------  -----------
Distributions:
   Class R2 Shares...............................          --           --           --           --         (687)        (632)
   Institutional Class Shares....................    (145,647)    (115,293)    (327,074)    (339,983)    (458,693)    (438,799)
                                                  -----------  -----------  -----------  -----------  -----------  -----------
       Total Distributions.......................    (145,647)    (115,293)    (327,074)    (339,983)    (459,380)    (439,431)
                                                  -----------  -----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued.................................   1,392,119    1,740,732    1,086,305    1,502,030    3,101,990    2,709,737
   Shares Issued in Lieu of Cash
     Distributions...............................     131,384      104,589      306,500      321,912      437,294      416,976
   Shares Redeemed...............................  (1,403,931)  (2,235,370)  (1,733,527)  (1,188,516)  (3,093,072)  (3,958,464)
                                                  -----------  -----------  -----------  -----------  -----------  -----------
       Net Increase (Decrease) from
         Capital Share Transactions..............     119,572     (390,049)    (340,722)     635,426      446,212     (831,751)
                                                  -----------  -----------  -----------  -----------  -----------  -----------
       Total Increase (Decrease) in Net
         Assets..................................     574,130   (1,238,726)     119,453     (945,311)     734,522   (2,957,868)
NET ASSETS
   Beginning of Year.............................   5,394,188    6,632,914    6,304,406    7,249,717   16,456,560   19,414,428
                                                  -----------  -----------  -----------  -----------  -----------  -----------
   End of Year................................... $ 5,968,318  $ 5,394,188  $ 6,423,859  $ 6,304,406  $17,191,082  $16,456,560
                                                  ===========  ===========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................      51,928       59,520       54,991       66,017      111,222       88,155
   Shares Issued in Lieu of Cash
     Distributions...............................       4,954        3,693       16,347       14,324       16,392       14,033
   Shares Redeemed...............................     (52,162)     (75,814)     (88,031)     (52,180)    (112,571)    (128,806)
                                                  -----------  -----------  -----------  -----------  -----------  -----------
       Net Increase (Decrease) from
         Shares Issued and Redeemed..............       4,720      (12,601)     (16,693)      28,161       15,043      (26,618)
                                                  ===========  ===========  ===========  ===========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $(144), respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                                EMERGING
                                                                                                                MARKETS
                                                                                                                TARGETED
                                                                                  EMERGING MARKETS CORE EQUITY   VALUE
                                                                                          PORTFOLIO            PORTFOLIO
                                                                                  ---------------------------  ----------
                                                                                                                 PERIOD
                                                                                                                NOV 14,
                                                                                                               2018(A) TO
                                                                                   YEAR ENDED     YEAR ENDED    OCT 31,
                                                                                  OCT 31, 2019   OCT 31, 2018     2019
                                                                                  ------------   ------------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $   723,412    $   640,665    $  2,379
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/..........................................    (319,383)        31,925       1,412
       Affiliated Investment Companies Shares Sold...............................          (3)           (73)         --
       Futures...................................................................      14,341         23,201          35
       Foreign Currency Transactions.............................................        (779)        (8,571)        (33)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................................   2,502,146     (4,701,470)       (221)
       Affiliated Investment Companies Shares....................................          58            (27)         --
       Futures...................................................................      13,038        (14,163)         --
       Translation of Foreign Currency-Denominated Amounts.......................         433           (112)          1
                                                                                  -----------    -----------    --------
          Net Increase (Decrease) in Net Assets Resulting from Operations........   2,933,263     (4,028,625)      3,573
                                                                                  -----------    -----------    --------
Distributions:
       Institutional Class Shares................................................    (730,829)      (593,704)        (64)
                                                                                  -----------    -----------    --------
          Total Distributions....................................................    (730,829)      (593,704)        (64)
                                                                                  -----------    -----------    --------
Capital Share Transactions (1):
   Shares Issued.................................................................   6,077,361      7,226,472     128,579
   Shares Issued in Lieu of Cash Distributions...................................     690,137        559,808          64
   Shares Redeemed...............................................................  (5,720,081)    (4,876,914)    (17,792)
                                                                                  -----------    -----------    --------
          Net Increase (Decrease) from Capital Share Transactions................   1,047,417      2,909,366     110,851
                                                                                  -----------    -----------    --------
          Total Increase (Decrease) in Net Assets................................   3,249,851     (1,712,963)    114,360
NET ASSETS
   Beginning of Year.............................................................  25,372,759     27,085,722          --
                                                                                  -----------    -----------    --------
   End of Year................................................................... $28,622,610    $25,372,759    $114,360
                                                                                  ===========    ===========    ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................................................     303,000        325,137      12,691
   Shares Issued in Lieu of Cash Distributions...................................      34,717         26,402           6
   Shares Redeemed...............................................................    (286,918)      (222,685)     (1,729)
                                                                                  -----------    -----------    --------
          Net Increase (Decrease) from Shares Issued and Redeemed................      50,799        128,854      10,968
                                                                                  ===========    ===========    ========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $(1) and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $(5) and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               LARGE CAP INTERNATIONAL PORTFOLIO
                                              -----------------------------------------------------------------   ------------
                                               YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                              OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016  OCT 31, 2015  OCT 31, 2019
                                              ------------ ------------  ------------ ------------  ------------  ------------
Net Asset Value, Beginning of Year...........  $    21.29   $    23.52    $    19.52   $    20.36    $    21.59   $     12.65
                                               ----------   ----------    ----------   ----------    ----------   -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............        0.70         0.66          0.58         0.57          0.58          0.41
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............        1.47        (2.25)         4.00        (0.86)        (1.24)         0.53
                                               ----------   ----------    ----------   ----------    ----------   -----------
       Total from Investment Operations......        2.17        (1.59)         4.58        (0.29)        (0.66)         0.94
                                               ----------   ----------    ----------   ----------    ----------   -----------
Less Distributions:
-------------------
   Net Investment Income.....................       (0.68)       (0.64)        (0.58)       (0.55)        (0.57)        (0.40)
                                               ----------   ----------    ----------   ----------    ----------   -----------
       Total Distributions...................       (0.68)       (0.64)        (0.58)       (0.55)        (0.57)        (0.40)
                                               ----------   ----------    ----------   ----------    ----------   -----------
Net Asset Value, End of Year.................  $    22.78   $    21.29    $    23.52   $    19.52    $    20.36   $     13.19
                                               ==========   ==========    ==========   ==========    ==========   ===========
Total Return.................................       10.38%       (6.97%)       23.79%       (1.30%)       (3.10%)        7.67%
                                               ----------   ----------    ----------   ----------    ----------   -----------
Net Assets, End of Year (thousands)..........  $5,356,475   $4,587,406    $4,723,090   $3,527,775    $3,150,334   $30,559,427
Ratio of Expenses to Average Net Assets......        0.23%        0.23%         0.25%        0.28%         0.29%         0.29%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly))...............................        0.24%        0.23%         0.25%        0.28%         0.29%         0.31%
Ratio of Net Investment Income to Average
  Net Assets.................................        3.22%        2.78%         2.72%        2.95%         2.71%         3.21%
Portfolio Turnover Rate......................           7%           8%           10%          10%           10%            6%
                                               ----------   ----------    ----------   ----------    ----------   -----------

                                                 INTERNATIONAL CORE EQUITY PORTFOLIO
                                              ----------------------------------------------------
                                               YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                              OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                              ------------  ------------ ------------ ------------
Net Asset Value, Beginning of Year........... $     14.23   $     11.58  $     11.69  $     12.15
                                              -----------   -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............        0.38          0.34         0.32         0.32
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............       (1.60)         2.63        (0.15)       (0.45)
                                              -----------   -----------  -----------  -----------
       Total from Investment Operations......       (1.22)         2.97         0.17        (0.13)
                                              -----------   -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income.....................       (0.36)        (0.32)       (0.28)       (0.33)
                                              -----------   -----------  -----------  -----------
       Total Distributions...................       (0.36)        (0.32)       (0.28)       (0.33)
                                              -----------   -----------  -----------  -----------
Net Asset Value, End of Year................. $     12.65   $     14.23  $     11.58  $     11.69
                                              ===========   ===========  ===========  ===========
Total Return.................................       (8.79%)       26.02%        1.62%       (1.10%)
                                              -----------   -----------  -----------  -----------
Net Assets, End of Year (thousands).......... $27,174,589   $25,443,968  $16,983,011  $14,420,568
Ratio of Expenses to Average Net Assets......        0.30%         0.30%        0.38%        0.38%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly))...............................        0.30%         0.32%        0.38%        0.38%
Ratio of Net Investment Income to Average
  Net Assets.................................        2.67%         2.62%        2.83%        2.63%
Portfolio Turnover Rate......................           4%            6%           2%           4%
                                              -----------   -----------  -----------  -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                GLOBAL SMALL COMPANY PORTFOLIO                INTERNATIONAL SMALL COMPANY PORTFOLIO
                              ---------------------------        ---------------------------------------------------------------
                                                     PERIOD
                               YEAR      YEAR       JAN 18,         YEAR          YEAR         YEAR         YEAR         YEAR
                               ENDED     ENDED     2017(A) TO       ENDED         ENDED        ENDED        ENDED        ENDED
                              OCT 31,   OCT 31,     OCT 31,        OCT 31,       OCT 31,      OCT 31,      OCT 31,      OCT 31,
                               2019      2018         2017          2019          2018         2017         2016         2015
                              -------  -------   ----------      -----------  -----------   -----------  -----------  ----------
Net Asset Value, Beginning
  of Period.................. $ 10.73  $ 11.53    $ 10.00        $     18.46  $     21.52   $     17.78  $     17.78  $    18.24
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------
Income from Investment
  Operations (A)
----------------------
   Net Investment Income
     (Loss)..................    0.18     0.19       0.14               0.43         0.46          0.41         0.43        0.41
   Net Gains (Losses) on
     Securities (Realized
     and Unrealized).........    0.27    (0.75)      1.39               0.58        (2.41)         4.13         0.48        0.12
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------
       Total from
         Investment
         Operations..........    0.45    (0.56)      1.53               1.01        (1.95)         4.54         0.91        0.53
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------
Less Distributions:
-------------------
   Net Investment
     Income..................   (0.11)   (0.17)        --              (0.44)       (0.44)        (0.34)       (0.51)      (0.42)
   Net Realized Gains........      --    (0.07)        --              (0.82)       (0.67)        (0.46)       (0.40)      (0.57)
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------
       Total
         Distributions.......   (0.11)   (0.24)        --              (1.26)       (1.11)        (0.80)       (0.91)      (0.99)
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------
Net Asset Value, End of
  Period..................... $ 11.07  $ 10.73    $ 11.53        $     18.21  $     18.46   $     21.52  $     17.78  $    17.78
                              =======  =======    =======        ===========  ===========   ===========  ===========  ==========
Total Return.................    4.29%   (5.02%)    15.30%(B)           6.44%       (9.54%)       26.54%        5.43%       3.30%
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------
Net Assets, End of Period
  (thousands)................ $41,286  $31,380    $15,021        $12,750,110  $12,656,204   $13,490,290  $10,387,361  $9,323,492
Ratio of Expenses to
  Average Net Assets
  *(C).......................    0.49%    0.49%      0.42%(D)(E)        0.54%        0.53%         0.53%        0.53%       0.54%
Ratio of Expenses to
  Average Net Assets
  (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or
  Previously Waived Fees
  Recovered by Advisor)
  *(C).......................    0.93%    0.90%      1.14%(D)(E)        0.54%        0.53%         0.53%        0.53%       0.54%
Ratio of Net Investment
  Income to Average Net
  Assets.....................    1.69%    1.58%      1.74%(D)(E)        2.44%        2.18%         2.14%        2.47%       2.30%
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------
* The Ratio of Expenses to
  Average Net Assets is
  inclusive of acquired fund
  fees and expenses
  incurred by the Portfolio
  indirectly as a result of
  Portfolio's investment in
  Underlying Funds as
  follows:...................    0.27%    0.26%      0.27%              0.12%        0.12%         0.12%        0.13%       0.12%
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       JAPANESE SMALL COMPANY PORTFOLIO
                                              -------------------------------------------------
                                                YEAR      YEAR       YEAR      YEAR      YEAR
                                                ENDED     ENDED      ENDED     ENDED     ENDED
                                               OCT 31,   OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                                2019      2018       2017      2016      2015
                                              --------  --------   --------  --------  --------
Net Asset Value, Beginning of Year........... $  25.70  $  28.56   $  23.01  $  20.46  $  19.15
                                              --------  --------   --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............     0.45      0.43       0.37      0.32      0.25
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............     0.37     (2.59)      5.61      2.51      1.36
                                              --------  --------   --------  --------  --------
       Total from Investment Operations......     0.82     (2.16)      5.98      2.83      1.61
                                              --------  --------   --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income.....................    (0.28)    (0.70)     (0.43)    (0.28)    (0.30)
   Net Realized Gains........................    (1.35)       --         --        --        --
                                              --------  --------   --------  --------  --------
       Total Distributions...................    (1.63)    (0.70)     (0.43)    (0.28)    (0.30)
                                              --------  --------   --------  --------  --------
Net Asset Value, End of Year................. $  24.89  $  25.70   $  28.56  $  23.01  $  20.46
                                              ========  ========   ========  ========  ========
Total Return.................................     4.01%    (7.82%)    26.56%    14.04%     8.62%
                                              --------  --------   --------  --------  --------
Net Assets, End of Year (thousands).......... $640,068  $622,650   $647,978  $509,413  $463,997
Ratio of Expenses to Average Net Assets (C)..     0.55%     0.53%      0.54%     0.54%     0.54%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) (C)..................     0.65%     0.63%      0.64%     0.64%     0.57%
Ratio of Net Investment Income to Average
  Net Assets.................................     1.91%     1.49%      1.50%     1.57%     1.27%
                                              --------  --------   --------  --------  --------

                                                     ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                              -------------------------------------------------
                                                YEAR      YEAR       YEAR      YEAR      YEAR
                                                ENDED     ENDED      ENDED     ENDED     ENDED
                                               OCT 31,   OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                                2019      2018       2017      2016      2015
                                              --------  --------   --------  --------  --------
Net Asset Value, Beginning of Year........... $  20.83  $  23.71   $  21.27  $  19.06  $  22.88
                                              --------  --------   --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............     0.77      0.84       0.74      0.71      0.75
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............     0.19     (2.76)      2.45      2.24     (3.51)
                                              --------  --------   --------  --------  --------
       Total from Investment Operations......     0.96     (1.92)      3.19      2.95     (2.76)
                                              --------  --------   --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income.....................    (0.68)    (0.96)     (0.75)    (0.74)    (1.06)
   Net Realized Gains........................       --        --         --        --        --
                                              --------  --------   --------  --------  --------
       Total Distributions...................    (0.68)    (0.96)     (0.75)    (0.74)    (1.06)
                                              --------  --------   --------  --------  --------
Net Asset Value, End of Year................. $  21.11  $  20.83   $  23.71  $  21.27  $  19.06
                                              ========  ========   ========  ========  ========
Total Return.................................     4.81%    (8.51%)    15.70%    16.18%   (12.19%)
                                              --------  --------   --------  --------  --------
Net Assets, End of Year (thousands).......... $340,649  $346,335   $332,153  $251,575  $200,270
Ratio of Expenses to Average Net Assets (C)..     0.57%     0.54%      0.54%     0.54%     0.55%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) (C)..................     0.67%     0.64%      0.64%     0.64%     0.57%
Ratio of Net Investment Income to Average
  Net Assets.................................     3.65%     3.57%      3.41%     3.57%     3.67%
                                              --------  --------   --------  --------  --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                UNITED KINGDOM SMALL COMPANY PORTFOLIO            CONTINENTAL SMALL COMPANY PORTFOLIO
                            ---------------------------------------------  -------------------------------------------------
                             YEAR      YEAR     YEAR      YEAR     YEAR      YEAR      YEAR       YEAR      YEAR      YEAR
                             ENDED     ENDED    ENDED     ENDED    ENDED     ENDED     ENDED      ENDED     ENDED     ENDED
                            OCT 31,   OCT 31,  OCT 31,   OCT 31,  OCT 31,   OCT 31,   OCT 31,    OCT 31,   OCT 31,   OCT 31,
                             2019      2018     2017      2016     2015      2019      2018       2017      2016      2015
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------
Net Asset Value,
  Beginning of
  Year..................... $ 26.95  $ 32.67   $ 27.21  $ 35.50   $ 35.92  $  24.37  $  28.24   $  21.48  $  20.74  $  19.34
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------
Income from
  Investment
  Operations (A)
--------------
   Net Investment
     Income
     (Loss)................    0.76     0.85      0.87     1.18      1.06      0.55      0.61       0.45      0.43      0.43
   Net Gains
     (Losses) on
     Securities
     (Realized and
     Unrealized)...........    1.68    (3.65)     6.67    (6.55)     1.95      1.23     (3.68)      6.73      0.72      1.38
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------
       Total from
         Investment
         Operations........    2.44    (2.80)     7.54    (5.37)     3.01      1.78     (3.07)      7.18      1.15      1.81
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------
Less Distributions:
-------------------
   Net Investment
     Income................   (0.47)   (0.79)    (0.93)   (1.29)    (1.05)    (0.51)    (0.59)     (0.42)    (0.41)    (0.41)
   Net Realized
     Gains.................   (1.07)   (2.13)    (1.15)   (1.63)    (2.38)    (0.80)    (0.21)        --        --        --
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------
       Total
         Distributions.....   (1.54)   (2.92)    (2.08)   (2.92)    (3.43)    (1.31)    (0.80)     (0.42)    (0.41)    (0.41)
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------
Net Asset Value, End
  of Year.................. $ 27.85  $ 26.95   $ 32.67  $ 27.21   $ 35.50  $  24.84  $  24.37   $  28.24  $  21.48  $  20.74
                            =======  =======   =======  =======   =======  ========  ========   ========  ========  ========
Total Return...............   10.14%   (9.34%)   29.28%  (16.20%)    9.43%     7.94%   (11.14%)    33.68%     5.70%     9.37%
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------
Net Assets, End of
  Year
  (thousands).............. $26,540  $36,351   $45,177  $32,323   $35,637  $657,105  $645,651   $592,347  $292,117  $278,024
Ratio of Expenses to
  Average Net Assets
  (C)......................    0.59%    0.58%     0.59%    0.59%     0.58%     0.56%     0.54%      0.56%     0.54%     0.55%
Ratio of Expenses to
  Average Net Assets
  (Excluding Fees
  (Waived),
  (Expenses
  Reimbursed), and/
  or Previously
  Waived Fees
  Recovered by
  Advisor) (C).............    0.82%    0.68%     0.71%    0.71%     0.62%     0.66%     0.64%      0.66%     0.64%     0.58%
Ratio of Net
  Investment Income
  to Average Net
  Assets...................    2.92%    2.75%     2.93%    3.87%     2.99%     2.30%     2.16%      1.78%     2.08%     2.09%
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                                ----------------------------------------------------------------
                                                 YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                ------------ ------------  ------------ ------------ ------------
Net Asset Value, Beginning of Year.............  $     4.85   $     5.07    $     5.23   $     5.27   $     5.63
                                                 ----------   ----------    ----------   ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)................        0.20         0.22          0.21         0.20         0.19
   Net Gains (Losses) on Securities (Realized
     and Unrealized)...........................        0.83        (0.22)         0.04        (0.15)       (0.22)
                                                 ----------   ----------    ----------   ----------   ----------
       Total from Investment Operations........        1.03           --          0.25         0.05        (0.03)
                                                 ----------   ----------    ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income.......................       (0.27)       (0.22)        (0.41)       (0.09)       (0.33)
   Net Realized Gains..........................          --           --            --           --           --
                                                 ----------   ----------    ----------   ----------   ----------
       Total Distributions.....................       (0.27)       (0.22)        (0.41)       (0.09)       (0.33)
                                                 ----------   ----------    ----------   ----------   ----------
Net Asset Value, End of Year...................  $     5.61   $     4.85    $     5.07   $     5.23   $     5.27
                                                 ==========   ==========    ==========   ==========   ==========
Total Return...................................       22.54%       (0.24%)        5.46%        1.05%       (0.37%)
                                                 ----------   ----------    ----------   ----------   ----------
Net Assets, End of Year (thousands)............  $6,297,963   $5,442,507    $5,497,753   $4,181,623   $3,540,092
Ratio of Expenses to Average Net Assets *......        0.27%        0.28%         0.28%        0.28%        0.32%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly)) *...............................        0.28%        0.28%         0.28%        0.28%        0.32%
Ratio of Net Investment Income to Average Net
  Assets.......................................        4.01%        4.27%         4.19%        3.71%        3.64%
Portfolio Turnover Rate........................           8%           5%            1%           1%           2%
                                                 ----------   ----------    ----------   ----------   ----------
* The Ratio of Expenses to Average Net Assets
  is inclusive of acquired fund fees and
  expenses incurred by the Portfolio
  indirectly as a result of Portfolio's
  investment in Underlying Funds as follows:...         N/A          N/A           N/A          N/A          N/A
                                                 ----------   ----------    ----------   ----------   ----------

                                                                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                                ---------------------------------------------------------------------------
                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                 OCT 31, 2019    OCT 31, 2018    OCT 31, 2017    OCT 31, 2016    OCT 31, 2015
                                                ------------    ------------    ------------    ------------    ------------
Net Asset Value, Beginning of Year.............  $    10.71      $    10.90      $    10.84      $    10.59      $    10.63
                                                 ----------      ----------      ----------      ----------      ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)................        0.34**          0.48            0.43            0.27            0.44
   Net Gains (Losses) on Securities (Realized
     and Unrealized)...........................        2.16**         (0.26)           0.15            0.23           (0.09)
                                                 ----------      ----------      ----------      ----------      ----------
       Total from Investment Operations........        2.50            0.22            0.58            0.50            0.35
                                                 ----------      ----------      ----------      ----------      ----------
Less Distributions:
-------------------
   Net Investment Income.......................       (0.50)          (0.34)          (0.49)          (0.25)          (0.39)
   Net Realized Gains..........................         (--)          (0.07)          (0.03)             --              --
                                                 ----------      ----------      ----------      ----------      ----------
       Total Distributions.....................       (0.50)          (0.41)          (0.52)          (0.25)          (0.39)
                                                 ----------      ----------      ----------      ----------      ----------
Net Asset Value, End of Year...................  $    12.71      $    10.71      $    10.90      $    10.84      $    10.59
                                                 ==========      ==========      ==========      ==========      ==========
Total Return...................................       24.55%           1.91%           5.82%           4.87%           3.44%
                                                 ----------      ----------      ----------      ----------      ----------
Net Assets, End of Year (thousands)............  $9,269,011      $7,475,924      $6,753,782      $4,888,955      $4,059,916
Ratio of Expenses to Average Net Assets *......        0.24%(C)        0.24%(C)        0.24%(C)        0.24%(C)        0.27%(C)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly)) *...............................        0.35%(C)        0.35%(C)        0.37%(C)        0.38%(C)        0.45%(C)
Ratio of Net Investment Income to Average Net
  Assets.......................................        2.95%**         4.42%           4.03%           2.45%           4.16%
Portfolio Turnover Rate........................           0%              3%              2%              2%              1%
                                                 ----------      ----------      ----------      ----------      ----------
* The Ratio of Expenses to Average Net Assets
  is inclusive of acquired fund fees and
  expenses incurred by the Portfolio
  indirectly as a result of Portfolio's
  investment in Underlying Funds as follows:...        0.13%           0.13%           0.15%           0.16%           0.22%
                                                 ----------      ----------      ----------      ----------      ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                                    ----------------------------------------------------------------
                                                     YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                    ------------ ------------  ------------ ------------ ------------
Net Asset Value, Beginning of Year................. $     19.24  $     23.51   $     19.31  $     19.44  $     19.55
                                                    -----------  -----------   -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)....................        0.45         0.47          0.39         0.44         0.38
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................       (0.01)       (3.44)         4.72         0.29         0.22
                                                    -----------  -----------   -----------  -----------  -----------
       Total from Investment Operations............        0.44        (2.97)         5.11         0.73         0.60
                                                    -----------  -----------   -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income...........................       (0.48)       (0.56)        (0.29)       (0.58)       (0.37)
   Net Realized Gains..............................       (0.62)       (0.74)        (0.62)       (0.28)       (0.34)
                                                    -----------  -----------   -----------  -----------  -----------
       Total Distributions.........................       (1.10)       (1.30)        (0.91)       (0.86)       (0.71)
                                                    -----------  -----------   -----------  -----------  -----------
Net Asset Value, End of Year....................... $     18.58  $     19.24   $     23.51  $     19.31  $     19.44
                                                    ===========  ===========   ===========  ===========  ===========
Total Return.......................................        2.94%      (13.37%)       27.49%        4.09%        3.31%
                                                    -----------  -----------   -----------  -----------  -----------
Net Assets, End of Year (thousands)................ $13,428,084  $13,787,695   $16,162,471  $13,009,729  $12,577,575
Ratio of Expenses to Average Net Assets............        0.68%        0.68%         0.68%        0.68%        0.69%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  (Fees Paid Indirectly))..........................        0.69%        0.68%         0.68%        0.68%        0.69%
Ratio of Net Investment Income to Average Net
  Assets...........................................        2.48%        2.10%         1.85%        2.38%        1.94%
Portfolio Turnover Rate............................          18%          23%           21%          19%          18%
                                                    -----------  -----------   -----------  -----------  -----------

                                                                  INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                                    ----------------------------------------------------------------
                                                     YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                    ------------ ------------  ------------ ------------ ------------
Net Asset Value, Beginning of Year.................  $    11.74   $    13.33    $    10.78   $    10.76   $    11.26
                                                     ----------   ----------    ----------   ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)....................        0.33         0.32          0.28         0.28         0.28
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................        0.24        (1.56)         2.57         0.05        (0.41)
                                                     ----------   ----------    ----------   ----------   ----------
       Total from Investment Operations............        0.57        (1.24)         2.85         0.33        (0.13)
                                                     ----------   ----------    ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income...........................       (0.34)       (0.30)        (0.28)       (0.27)       (0.27)
   Net Realized Gains..............................       (0.35)       (0.05)        (0.02)       (0.04)       (0.10)
                                                     ----------   ----------    ----------   ----------   ----------
       Total Distributions.........................       (0.69)       (0.35)        (0.30)       (0.31)       (0.37)
                                                     ----------   ----------    ----------   ----------   ----------
Net Asset Value, End of Year.......................  $    11.62   $    11.74    $    13.33   $    10.78   $    10.76
                                                     ==========   ==========    ==========   ==========   ==========
Total Return.......................................        5.49%       (9.52%)       26.83%        3.21%       (1.14%)
                                                     ----------   ----------    ----------   ----------   ----------
Net Assets, End of Year (thousands)................  $2,578,134   $2,441,217    $2,529,852   $1,856,474   $1,594,914
Ratio of Expenses to Average Net Assets............        0.50%        0.48%         0.49%        0.49%        0.50%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  (Fees Paid Indirectly))..........................        0.50%        0.48%         0.49%        0.49%        0.50%
Ratio of Net Investment Income to Average Net
  Assets...........................................        2.94%        2.40%         2.36%        2.73%        2.50%
Portfolio Turnover Rate............................          17%          12%            5%           4%           8%
                                                     ----------   ----------    ----------   ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       INTERNATIONAL HIGH RELATIVE
                                         PROFITABILITY PORTFOLIO                    WORLD EX U.S. VALUE PORTFOLIO
                                   -----------------------------        ----------------------------------------------------
                                                            PERIOD
                                     YEAR      YEAR        MAY 16,         YEAR        YEAR       YEAR      YEAR      YEAR
                                     ENDED     ENDED      2017(A) TO       ENDED       ENDED      ENDED     ENDED     ENDED
                                    OCT 31,   OCT 31,      OCT 31,        OCT 31,     OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                     2019      2018          2017          2019        2018       2017      2016      2015
                                   --------  --------   ----------      --------     --------   --------  --------  --------
Net Asset Value, Beginning of
  Period.......................... $   9.71  $  10.68    $ 10.00        $  11.16     $  12.71   $  10.31  $  10.28  $  11.43
                                   --------  --------    -------        --------     --------   --------  --------  --------
Income from Investment
  Operations (A)
----------------------
   Net Investment Income
     (Loss).......................     0.27      0.26       0.08            0.35         0.34       0.31      0.31      0.30
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................     1.00     (1.01)      0.66            0.04        (1.48)      2.33      0.03     (1.18)
                                   --------  --------    -------        --------     --------   --------  --------  --------
       Total from Investment
         Operations...............     1.27     (0.75)      0.74            0.39        (1.14)      2.64      0.34     (0.88)
                                   --------  --------    -------        --------     --------   --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..........    (0.24)    (0.22)     (0.06)          (0.35)       (0.41)     (0.24)    (0.31)    (0.27)
   Net Realized Gains.............       --        --      (0.23)             --           --         --        --        --
                                   --------  --------    -------        --------     --------   --------  --------  --------
       Total Distributions........    (0.24)    (0.22)     (0.06)          (0.58)       (0.41)     (0.24)    (0.31)    (0.27)
                                   --------  --------    -------        --------     --------   --------  --------  --------
Net Asset Value, End of Period.... $  10.74  $   9.71    $ 10.68        $  10.97     $  11.16   $  12.71  $  10.31  $  10.28
                                   ========  ========    =======        ========     ========   ========  ========  ========
Total Return......................    13.19%    (7.20%)     7.38%(B)        3.75%       (9.22%)    25.97%     3.54%    (7.77%)
                                   --------  --------    -------        --------     --------   --------  --------  --------
Net Assets, End of Period
  (thousands)..................... $658,448  $266,868    $67,793        $302,369     $240,668   $246,551  $188,154  $155,301
Ratio of Expenses to Average
  Net Assets *....................     0.33%     0.35%      0.31%(D)(E)     0.54%(C)     0.52%      0.52%     0.53%     0.53%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or
  Previously Waived Fees
  Recovered by Advisor and
  (Fees Paid Indirectly)) *.......     0.34%     0.35%      0.65%(D)(E)     0.76%(C)     0.74%      0.75%     0.76%     0.75%
Ratio of Net Investment
  Income to Average Net Assets....     2.69%     2.41%      1.76%(D)(E)     3.25%        2.72%      2.69%     3.20%     2.69%
Portfolio Turnover Rate...........        9%        9%         2%(B)         N/A          N/A        N/A       N/A       N/A
                                   --------  --------    -------        --------     --------   --------  --------  --------
* The Ratio of Expenses to
  Average Net Assets is
  inclusive of acquired fund
  fees and expenses incurred
  by the Portfolio indirectly
  as a result of Portfolio's
  investment in Underlying
  Funds as follows:...............      N/A       N/A        N/A            0.24%        0.24%      0.25%     0.26%     0.25%
                                   --------  --------    -------        --------     --------   --------  --------  --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          WORLD EX U.S. TARGETED VALUE PORTFOLIO
                                                                ------------------------------------------------------
                                                                YEAR ENDED YEAR ENDED  YEAR ENDED YEAR ENDED  YEAR ENDED
                                                                 OCT 31,    OCT 31,     OCT 31,    OCT 31,     OCT 31,
                                                                   2019       2018        2017       2016        2015
                                                                ---------- ----------  ---------- ---------- ----------
Net Asset Value, Beginning of Period...........................  $  12.52   $  15.06    $  12.04   $  11.44   $  12.08
                                                                 --------   --------    --------   --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)................................      0.32       0.31        0.28       0.25       0.23
   Net Gains (Losses) on Securities (Realized and Unrealized)..      0.26      (2.29)       3.01       0.55      (0.58)
                                                                 --------   --------    --------   --------   --------
       Total from Investment Operations........................      0.58      (1.98)       3.29       0.80      (0.35)
                                                                 --------   --------    --------   --------   --------
Less Distributions:
-------------------
   Net Investment Income.......................................     (0.29)     (0.30)      (0.27)     (0.20)     (0.26)
   Net Realized Gains..........................................     (0.36)     (0.26)         --         --      (0.03)
                                                                 --------   --------    --------   --------   --------
       Total Distributions.....................................     (0.65)     (0.56)      (0.27)     (0.20)     (0.29)
                                                                 --------   --------    --------   --------   --------
Net Asset Value, End of Period.................................  $  12.45   $  12.52    $  15.06   $  12.04   $  11.44
                                                                 ========   ========    ========   ========   ========
Total Return...................................................      4.99%    (13.56%)     27.61%      7.18%     (2.88%)
                                                                 --------   --------    --------   --------   --------
Net Assets, End of Period (thousands)..........................  $533,046   $460,155    $466,504   $281,212   $227,731
Ratio of Expenses to Average Net Assets *......................      0.68%      0.66%       0.67%      0.76%      0.65%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/ or Previously Waived
  Fees Recovered by Advisor and (Fees Paid Indirectly)) *......      0.69%      0.66%       0.67%      0.77%      1.06%(C)
Ratio of Net Investment Income to Average Net Assets...........      2.58%      2.08%       2.04%      2.18%      1.95%
Portfolio Turnover Rate........................................        27%        24%         17%        28%         1%
                                                                 --------   --------    --------   --------   --------
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio
  indirectly as a result of Portfolio's investment in
  Underlying Funds as follows:.................................       N/A        N/A         N/A        N/A       0.45%
                                                                 --------   --------    --------   --------   --------

                                                                              WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                                -----------------------------------------------------------
                                                                YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED    YEAR ENDED
                                                                 OCT 31,      OCT 31,     OCT 31,     OCT 31,       OCT 31,
                                                                   2019         2018        2017        2016          2015
                                                                ----------  ----------   ----------  ----------  ----------
Net Asset Value, Beginning of Period........................... $    10.65  $    12.15   $     9.93  $     9.83  $    10.49
                                                                ----------  ----------   ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)................................       0.33        0.31         0.27        0.26        0.26
   Net Gains (Losses) on Securities (Realized and Unrealized)..       0.56       (1.52)        2.21        0.08       (0.72)
                                                                ----------  ----------   ----------  ----------  ----------
       Total from Investment Operations........................       0.89       (1.21)        2.48        0.34       (0.46)
                                                                ----------  ----------   ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income.......................................      (0.32)      (0.29)       (0.26)      (0.24)      (0.20)
   Net Realized Gains..........................................      (0.05)         --           --          --          --
                                                                ----------  ----------   ----------  ----------  ----------
       Total Distributions.....................................      (0.37)      (0.29)       (0.26)      (0.24)      (0.20)
                                                                ----------  ----------   ----------  ----------  ----------
Net Asset Value, End of Period................................. $    11.17  $    10.65   $    12.15  $     9.93  $     9.83
                                                                ==========  ==========   ==========  ==========  ==========
Total Return...................................................       8.64%     (10.22%)      25.33%       3.58%      (4.50%)
                                                                ----------  ----------   ----------  ----------  ----------
Net Assets, End of Period (thousands).......................... $3,719,313  $3,129,791   $2,805,367  $1,656,445  $1,170,828
Ratio of Expenses to Average Net Assets *......................       0.37%       0.39%        0.40%       0.47%       0.47%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/ or Previously Waived
  Fees Recovered by Advisor and (Fees Paid Indirectly)) *......       0.38%       0.37%        0.40%       0.47%       0.52%(C)
Ratio of Net Investment Income to Average Net Assets...........       3.02%       2.56%        2.48%       2.67%       2.54%
Portfolio Turnover Rate........................................          8%          4%           4%          1%          1%
                                                                ----------  ----------   ----------  ----------  ----------
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio
  indirectly as a result of Portfolio's investment in
  Underlying Funds as follows:.................................        N/A         N/A          N/A         N/A        0.03%
                                                                ----------  ----------   ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 WORLD CORE EQUITY PORTFOLIO
                                                   ------------------------------------------------------
                                                   YEAR ENDED YEAR ENDED  YEAR ENDED YEAR ENDED YEAR ENDED
                                                    OCT 31,    OCT 31,     OCT 31,    OCT 31,    OCT 31,
                                                      2019       2018        2017       2016       2015
                                                   ---------- ----------  ---------- ---------- ----------
Net Asset Value, Beginning of Year................  $  15.40   $  16.06    $  13.14   $  12.94   $  13.33
                                                    --------   --------    --------   --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................      0.35       0.31        0.29       0.27       0.26
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      1.13      (0.64)       2.98       0.20      (0.35)
                                                    --------   --------    --------   --------   --------
       Total from Investment Operations...........      1.48      (0.33)       3.27       0.47      (0.09)
                                                    --------   --------    --------   --------   --------
Less Distributions:
-------------------
   Net Investment Income..........................     (0.35)     (0.30)      (0.30)     (0.26)     (0.26)
   Net Realized Gains.............................     (0.11)     (0.03)      (0.05)     (0.01)     (0.04)
                                                    --------   --------    --------   --------   --------
       Total Distributions........................     (0.46)     (0.33)      (0.35)     (0.27)     (0.30)
                                                    --------   --------    --------   --------   --------
Net Asset Value, End of Year......................  $  16.42   $  15.40    $  16.06   $  13.14   $  12.94
                                                    ========   ========    ========   ========   ========
Total Return......................................      9.94%     (2.16%)     25.14%      3.73%     (0.61%)
                                                    --------   --------    --------   --------   --------
Net Assets, End of Year (thousands)...............  $879,553   $741,512    $546,891   $370,229   $202,655
Ratio of Expenses to Average Net Assets *(C)......      0.33%      0.35%       0.35%      0.35%      0.35%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) *(C)......................      0.60%      0.59%       0.60%      0.64%      0.65%
Ratio of Net Investment Income to Average Net
  Assets..........................................      2.23%      1.89%       1.95%      2.14%      1.95%
                                                    --------   --------    --------   --------   --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................      0.27%      0.27%       0.28%      0.31%      0.32%
                                                    --------   --------    --------   --------   --------

                                                          SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                                   ------------------------------------------------------
                                                   YEAR ENDED YEAR ENDED  YEAR ENDED YEAR ENDED YEAR ENDED
                                                    OCT 31,    OCT 31,     OCT 31,    OCT 31,    OCT 31,
                                                      2019       2018        2017       2016       2015
                                                   ---------- ----------  ---------- ---------- ----------
Net Asset Value, Beginning of Year................  $  15.71   $  16.52    $  13.67   $  13.50   $  14.20
                                                    --------   --------    --------   --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................      0.35       0.31        0.29       0.26       0.27
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      1.12      (0.66)       2.98       0.30      (0.34)
                                                    --------   --------    --------   --------   --------
       Total from Investment Operations...........      1.47      (0.35)       3.27       0.56      (0.07)
                                                    --------   --------    --------   --------   --------
Less Distributions:
-------------------
   Net Investment Income..........................     (0.44)     (0.27)      (0.30)     (0.35)     (0.42)
   Net Realized Gains.............................     (0.20)     (0.19)      (0.12)     (0.04)     (0.21)
                                                    --------   --------    --------   --------   --------
       Total Distributions........................     (0.64)     (0.46)      (0.42)     (0.39)     (0.63)
                                                    --------   --------    --------   --------   --------
Net Asset Value, End of Year......................  $  16.54   $  15.71    $  16.52   $  13.67   $  13.50
                                                    ========   ========    ========   ========   ========
Total Return......................................     10.10%     (2.28%)     24.54%      4.32%     (0.34%)
                                                    --------   --------    --------   --------   --------
Net Assets, End of Year (thousands)...............  $375,832   $403,195    $402,204   $289,904   $245,106
Ratio of Expenses to Average Net Assets *(C)......      0.37%      0.34%       0.35%      0.35%      0.40%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) *(C)......................      0.63%      0.60%       0.62%      0.64%      0.66%
Ratio of Net Investment Income to Average Net
  Assets..........................................      2.25%      1.87%       1.90%      2.03%      1.93%
                                                    --------   --------    --------   --------   --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................      0.30%      0.29%       0.29%      0.32%      0.33%
                                                    --------   --------    --------   --------   --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       EMERGING MARKETS PORTFOLIO
                                                   ----------------------------------------------------------------
                                                    YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                   ------------ ------------  ------------ ------------ ------------
Net Asset Value, Beginning of Year................  $    25.46   $    29.55    $    24.12   $    22.17   $    26.64
                                                    ----------   ----------    ----------   ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................        0.73         0.61          0.49         0.45         0.49
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................        2.05        (4.14)         5.43         1.95        (4.54)
                                                    ----------   ----------    ----------   ----------   ----------
       Total from Investment Operations...........        2.78        (3.53)         5.92         2.40        (4.05)
                                                    ----------   ----------    ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income..........................       (0.68)       (0.56)        (0.49)       (0.45)       (0.42)
   Net Realized Gains.............................          --           --            --           --           --
                                                    ----------   ----------    ----------   ----------   ----------
       Total Distributions........................       (0.68)       (0.56)        (0.49)       (0.45)       (0.42)
                                                    ----------   ----------    ----------   ----------   ----------
Net Asset Value, End of Year......................  $    27.56   $    25.46    $    29.55   $    24.12   $    22.17
                                                    ==========   ==========    ==========   ==========   ==========
Total Return......................................       11.06%      (12.14%)       24.83%       11.01%      (15.24%)
                                                    ----------   ----------    ----------   ----------   ----------
Net Assets, End of Year (thousands)...............  $5,968,318   $5,394,188    $6,632,914   $4,915,400   $4,321,530
Ratio of Expenses to Average Net Assets (C).......        0.48%        0.47%         0.50%        0.56%        0.57%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) (C).......................        0.58%        0.57%         0.60%        0.66%        0.60%
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.70%        2.08%         1.88%        2.04%        1.97%
                                                    ----------   ----------    ----------   ----------   ----------

                                                                  EMERGING MARKETS SMALL CAP PORTFOLIO
                                                   ----------------------------------------------------------------
                                                    YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                   ------------ ------------  ------------ ------------ ------------
Net Asset Value, Beginning of Year................  $    18.72   $    23.49    $    20.39   $    18.51   $    21.42
                                                    ----------   ----------    ----------   ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................        0.48         0.53          0.49         0.45         0.43
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................        1.87        (4.22)         3.58         2.04        (2.53)
                                                    ----------   ----------    ----------   ----------   ----------
       Total from Investment Operations...........        2.35        (3.69)         4.07         2.49        (2.10)
                                                    ----------   ----------    ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income..........................       (0.46)       (0.53)        (0.51)       (0.47)       (0.41)
   Net Realized Gains.............................       (0.54)       (0.55)        (0.46)       (0.14)       (0.40)
                                                    ----------   ----------    ----------   ----------   ----------
       Total Distributions........................       (1.00)       (1.08)        (0.97)       (0.61)       (0.81)
                                                    ----------   ----------    ----------   ----------   ----------
Net Asset Value, End of Year......................  $    20.07   $    18.72    $    23.49   $    20.39   $    18.51
                                                    ==========   ==========    ==========   ==========   ==========
Total Return......................................       12.96%      (16.45%)       21.00%       13.96%       (9.88%)
                                                    ----------   ----------    ----------   ----------   ----------
Net Assets, End of Year (thousands)...............  $6,423,859   $6,304,406    $7,249,717   $5,459,509   $4,845,174
Ratio of Expenses to Average Net Assets (C).......        0.72%        0.70%         0.73%        0.72%        0.73%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) (C).......................        0.92%        0.90%         0.93%        0.92%        0.78%
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.44%        2.31%         2.32%        2.43%        2.16%
                                                    ----------   ----------    ----------   ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                         EMERGING MARKETS VALUE
                                                                                       PORTFOLIO-CLASS R2 SHARES
                                                                             --------------------------------------------
                                                                              YEAR      YEAR     YEAR     YEAR      YEAR
                                                                              ENDED     ENDED    ENDED    ENDED     ENDED
                                                                             OCT 31,   OCT 31,  OCT 31,  OCT 31,   OCT 31,
                                                                              2019      2018     2017     2016      2015
                                                                             -------  -------   -------  -------  -------
Net Asset Value, Beginning of Year.......................................... $ 26.64  $ 30.13   $ 24.71  $ 22.18  $ 27.79
                                                                             -------  -------   -------  -------  -------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss).............................................    0.63     0.63      0.31     0.46     0.49
   Net Gains (Losses) on Securities (Realized and Unrealized)...............    0.56    (3.48)     5.60     2.75    (5.61)
                                                                             -------  -------   -------  -------  -------
       Total from Investment Operations.....................................    1.19    (2.85)     5.91     3.21    (5.12)
                                                                             -------  -------   -------  -------  -------
Less Distributions:
-------------------
   Net Investment Income....................................................   (0.67)   (0.64)    (0.49)   (0.68)   (0.49)
                                                                             -------  -------   -------  -------  -------
       Total Distributions..................................................   (0.67)   (0.64)    (0.49)   (0.68)   (0.49)
                                                                             -------  -------   -------  -------  -------
Net Asset Value, End of Year................................................ $ 27.16  $ 26.64   $ 30.13  $ 24.71  $ 22.18
                                                                             =======  =======   =======  =======  =======
Total Return................................................................    4.57%   (9.66%)   24.11%   14.98%  (18.49%)
                                                                             -------  -------   -------  -------  -------
Net Assets, End of Year (thousands)......................................... $29,146  $25,150   $31,198  $97,923  $74,076
Ratio of Expenses to Average Net Assets (C).................................    0.81%    0.80%     0.81%    0.81%    0.81%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees
  Paid Indirectly)(C).......................................................    0.91%    0.90%     0.91%    0.91%    0.84%
Ratio of Net Investment Income to Average Net Assets........................    2.29%    2.07%     1.19%    2.08%    1.93%
                                                                             -------  -------   -------  -------  -------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                         ----------------------------------------------------------------
                                                            YEAR          YEAR         YEAR         YEAR          YEAR
                                                            ENDED         ENDED        ENDED        ENDED         ENDED
                                                           OCT 31,       OCT 31,      OCT 31,      OCT 31,       OCT 31,
                                                            2019          2018         2017         2016          2015
                                                         -----------  -----------   -----------  -----------  -----------
Net Asset Value, Beginning of Year...................... $     26.81  $     30.32   $     24.84  $     22.22  $     27.81
                                                         -----------  -----------   -----------  -----------  -----------
Income (loss) from Investment Operations(A)
-------------------------------------------
   Net Investment Income (Loss).........................        0.70         0.73          0.61         0.51         0.54
   Net Gains (Losses) on Securities (Realized and
     Unrealized)........................................        0.57        (3.53)         5.40         2.77        (5.60)
                                                         -----------  -----------   -----------  -----------  -----------
       Total from Investment Operations.................        1.27        (2.80)         6.01         3.28        (5.06)
                                                         -----------  -----------   -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income................................       (0.74)       (0.71)        (0.53)       (0.66)       (0.53)
                                                         -----------  -----------   -----------  -----------  -----------
       Total Distributions..............................       (0.74)       (0.71)        (0.53)       (0.66)       (0.53)
                                                         -----------  -----------   -----------  -----------  -----------
Net Asset Value, End of Year............................ $     27.34  $     26.81   $     30.32  $     24.84  $     22.22
                                                         ===========  ===========   ===========  ===========  ===========
Total Return............................................        4.83%       (9.45%)       24.41%       15.23%      (18.27%)
                                                         -----------  -----------   -----------  -----------  -----------
Net Assets, End of Year (thousands)..................... $17,161,936  $16,431,410   $19,383,230  $16,304,321  $14,834,888
Ratio of Expenses to Average Net Assets (C).............        0.56%        0.54%         0.57%        0.56%        0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously
Waived Fees Recovered by Advisor and (Fees Paid
  Indirectly)) (C)......................................        0.66%        0.64%         0.67%        0.66%        0.59%
Ratio of Net Investment Income to Average Net Assets....        2.54%        2.37%         2.23%        2.31%        2.12%
                                                         -----------  -----------   -----------  -----------  -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                   EMERGING
                                                                                                                   MARKETS
                                                                                                                   TARGETED
                                                                                                                    VALUE
                                                           EMERGING MARKETS CORE EQUITY PORTFOLIO                 PORTFOLIO
                                             ----------------------------------------------------------------   ----------
                                                                                                                    PERIOD
                                                YEAR          YEAR         YEAR         YEAR          YEAR         NOV 14,
                                                ENDED         ENDED        ENDED        ENDED         ENDED       2018(A) TO
                                               OCT 31,       OCT 31,      OCT 31,      OCT 31,       OCT 31,       OCT 31,
                                                2019          2018         2017         2016          2015           2019
                                             -----------  -----------   -----------  -----------  -----------   ----------
Net Asset Value, Beginning of Year.......... $     18.95  $     22.38   $     18.40  $     16.81  $     20.08    $  10.00
                                             -----------  -----------   -----------  -----------  -----------    --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............        0.53         0.50          0.42         0.37         0.39        0.24
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............        1.64        (3.47)         3.95         1.59        (3.29)       0.20
                                             -----------  -----------   -----------  -----------  -----------    --------
       Total from Investment Operations.....        2.17        (2.97)         4.37         1.96        (2.90)       0.44
                                             -----------  -----------   -----------  -----------  -----------    --------
Less Distributions:
-------------------
   Net Investment Income....................       (0.53)       (0.46)        (0.39)       (0.37)       (0.37)      (0.01)
                                             -----------  -----------   -----------  -----------  -----------    --------
       Total Distributions..................       (0.53)       (0.46)        (0.39)       (0.37)       (0.37)      (0.01)
                                             -----------  -----------   -----------  -----------  -----------    --------
Net Asset Value, End of Year................ $     20.59  $     18.95   $     22.38  $     18.40  $     16.81    $  10.43
                                             ===========  ===========   ===========  ===========  ===========    ========
Total Return................................       11.61%      (13.48%)       24.02%       11.87%      (14.49%)      4.38%(B)
                                             -----------  -----------   -----------  -----------  -----------    --------
Net Assets, End of Year (thousands)......... $28,622,610  $25,372,759   $27,085,722  $18,712,966  $14,856,878    $114,360
Ratio of Expenses to Average Net Assets.....        0.52%        0.52%         0.55%        0.61%        0.62%       0.85%(D)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees
  Paid Indirectly)).........................        0.53%        0.52%         0.56%        0.61%        0.62%       0.95%(D)(E)
Ratio of Net Investment Income to
  Average Net Assets........................        2.62%        2.25%         2.08%        2.20%        2.06%       2.30%(D)(E)
Portfolio Turnover Rate.....................           4%           4%            4%           3%           5%         12%(B)
                                             -----------  -----------   -----------  -----------  -----------    --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios, of which twenty-three (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a "Feeder Fund"). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests all of its assets in the Dimensional Emerging Markets Value Fund ("DEM") (each such series within DFAITC and DEM, a "Master Fund"). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a "Fund of Funds"). The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an "Underlying Fund"). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of October 31, 2019, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

                                                                                                      PERCENTAGE
                                                                                                       OWNERSHIP
FEEDER FUNDS                                       MASTER/UNDERLYING FUNDS                            AT 10/31/19
------------                                       -----------------------                            -----------
Japanese Small Company Portfolio                   The Japanese Small Company Series                      17%
Asia Pacific Small Company Portfolio               The Asia Pacific Small Company Series                  21%
United Kingdom Small Company Portfolio             The United Kingdom Small Company Series                 1%
Continental Small Company Portfolio                The Continental Small Company Series                   12%
Emerging Markets Portfolio                         The Emerging Markets Series                            99%
Emerging Markets Small Cap Portfolio               The Emerging Markets Small Cap Series                  99%
Emerging Markets Value Portfolio                   Dimensional Emerging Markets Value Fund                98%

                                                                                                      PERCENTAGE
                                                                                                       OWNERSHIP
FUNDS OF FUNDS                                     UNDERLYING FUNDS                                   AT 10/31/19
--------------                                     ----------------                                   -----------
International Small Company Portfolio              The Continental Small Company Series                   87%
                                                   The Japanese Small Company Series                      83%
                                                   The United Kingdom Small Company Series                97%
                                                   The Asia Pacific Small Company Series                  79%
                                                   The Canadian Small Company Series                      97%

Global Small Company Portfolio                     U.S. Small Cap Portfolio                               --
                                                   The Continental Small Company Series                   --
                                                   The Japanese Small Company Series                      --
                                                   The Asia Pacific Small Company Series                  --
                                                   The Canadian Small Company Series                      --

                                                                                                      PERCENTAGE
                                                                                                       OWNERSHIP
FUNDS OF FUNDS                                     UNDERLYING FUNDS                                   AT 10/31/19
--------------                                     ----------------                                   -----------
                                                   The Emerging Markets Small Cap Series                  --
                                                   The United Kingdom Small Company Series                --

DFA Global Real Estate Securities Portfolio*       DFA Real Estate Securities Portfolio                   12%
                                                   DFA International Real Estate Securities Portfolio     52%

World ex U.S. Value Portfolio                      Dimensional Emerging Markets Value Fund                --
                                                   DFA International Small Cap Value Portfolio            --
                                                   The DFA International Value Series                     --

World Core Equity Portfolio                        U.S. Core Equity 1 Portfolio                            2%
                                                   International Core Equity Portfolio                     1%
                                                   Emerging Markets Core Equity Portfolio                 --

Selectively Hedged Global Equity Portfolio         U.S. Core Equity 2 Portfolio                            1%
                                                   International Core Equity Portfolio                    --
                                                   Emerging Markets Core Equity Portfolio                 --

* DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

   To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio and Emerging Markets Targeted Value Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios' shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's, Global Small Company Portfolio's and World ex U.S. Value Portfolio's investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2019, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio........................................ 0.20%
International Core Equity Portfolio...................................... 0.27%
Global Small Company Portfolio........................................... 0.45%
International Small Company Portfolio.................................... 0.40%
Japanese Small Company Portfolio......................................... 0.50%
Asia Pacific Small Company Portfolio..................................... 0.50%
United Kingdom Small Company Portfolio................................... 0.50%
Continental Small Company Portfolio...................................... 0.50%
DFA International Real Estate Securities Portfolio....................... 0.25%
DFA Global Real Estate Securities Portfolio.............................. 0.20%

DFA International Small Cap Value Portfolio.............................. 0.65%
International Vector Equity Portfolio.................................... 0.45%
International High Relative Profitability Portfolio...................... 0.25%
World ex U.S. Value Portfolio............................................ 0.47%
World ex U.S. Targeted Value Portfolio................................... 0.58%
World ex U.S. Core Equity Portfolio...................................... 0.32%
World Core Equity Portfolio.............................................. 0.30%
Selectively Hedged Global Equity Portfolio............................... 0.30%
Emerging Markets Portfolio............................................... 0.42%
Emerging Markets Small Cap Portfolio..................................... 0.65%
Emerging Markets Value Portfolio......................................... 0.50%
Emerging Markets Core Equity Portfolio................................... 0.47%
Emerging Markets Targeted Value Portfolio................................ 0.70%

   Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2020, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the year ended October 31, 2019, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2019, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2019, are also reflected below (amounts in thousands). The Fund, on behalf of the non-feeder Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each Fee Waiver Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for a Portfolio. With respect to the World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio's proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

                                                                                             NET WAIVED
                                                                                            FEES/EXPENSES  PREVIOUSLY
                                                                                               ASSUMED       WAIVED
                                                                               RECOVERY OF   (RECOVERED   FEES/EXPENSES
                                                                               PREVIOUSLY    PREVIOUSLY      ASSUMED
                                                         EXPENSE     TOTAL       WAIVED     WAIVED FEES/   SUBJECT TO
                                                        LIMITATION MANAGEMENT FEES/EXPENSES   EXPENSES       FUTURE
INSTITUTIONAL CLASS SHARES                                AMOUNT   FEE LIMIT     ASSUMED      ASSUMED)      RECOVERY
--------------------------                              ---------- ---------- ------------- ------------- -------------
Large Cap International Portfolio (1)..................    0.24%       --           --             --            --
International Core Equity Portfolio (1)................    0.30%       --         $888         $2,060        $4,102
Global Small Company Portfolio (2).....................    0.49%       --           --            153           315
International Small Company Portfolio (3)..............    0.45%       --           --             --            --

                                                                                               NET WAIVED
                                                                                              FEES/EXPENSES  PREVIOUSLY
                                                                                                 ASSUMED       WAIVED
                                                                                 RECOVERY OF   (RECOVERED   FEES/EXPENSES
                                                                                 PREVIOUSLY    PREVIOUSLY      ASSUMED
                                                           EXPENSE     TOTAL       WAIVED     WAIVED FEES/   SUBJECT TO
                                                          LIMITATION MANAGEMENT FEES/EXPENSES   EXPENSES       FUTURE
INSTITUTIONAL CLASS SHARES                                  AMOUNT   FEE LIMIT     ASSUMED      ASSUMED)      RECOVERY
--------------------------                                ---------- ---------- ------------- ------------- -------------
Japanese Small Company Portfolio (4).....................    0.47%      0.50%         --         $   583            --
Asia Pacific Small Company Portfolio (4).................    0.47%      0.50%         --             346            --
United Kingdom Small Company Portfolio (4)...............    0.47%      0.50%         --              71       $    55
Continental Small Company Portfolio (4)..................    0.47%      0.50%         --             624            --
DFA International Real Estate Securities Portfolio (5)...    0.29%        --          --              --            --
DFA Global Real Estate Securities Portfolio (6)..........    0.24%        --          --           8,900        24,189
International Vector Equity Portfolio (1)................    0.60%        --          --              --            --
International High Relative Profitability Portfolio (2)..    0.35%        --         $75             (47)           25
World ex U.S. Value Portfolio (7)........................    0.60%        --          --             580            --
World ex U.S. Targeted Value Portfolio (8)...............    0.80%        --          --              --            --
World ex U.S. Core Equity Portfolio (9)..................    0.39%        --           9              (9)           --
World Core Equity Portfolio (10).........................    0.32%        --           3           2,212           282
Selectively Hedged Global Equity Portfolio (11)..........    0.40%        --          --           1,051            --
Emerging Markets Portfolio (12)..........................    0.49%      0.42%         --           5,789            --
Emerging Markets Small Cap Portfolio (13)................      --       0.65%         --          13,259            --
Emerging Markets Value Portfolio (13)....................      --       0.50%         --          17,406            --
Emerging Markets Core Equity Portfolio (1)...............    0.54%        --          --              --            --
Emerging Markets Targeted Value Portfolio (2)............    0.85%        --           1             104           104

CLASS R2 SHARES
---------------
Emerging Markets Value Portfolio (14)....................    0.96%      0.50%         --              28            --

(1)The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. The Fee Waiver Agreement for the Large Cap International Portfolio became effective on January 1, 2017. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio's and Emerging Markets Core Equity Portfolio's Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.
(2)The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.
(3)Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.
(4)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund.
(5)Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.
(6)Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.
(7)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds' management fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

(8)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(9)The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(10)Effective February 28, 2019, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio's proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis. Prior to June 27, 2014, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.
(11)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(12)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.42% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.
(13)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.
(14)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

EARNED INCOME CREDIT:

   Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2019, expenses reduced were as follows (amounts in thousands):

                                                                 FEES PAID
                                                                 INDIRECTLY
                                                                 ----------
    Large Cap International Portfolio...........................   $  413
    International Core Equity Portfolio.........................    2,330
    DFA International Real Estate Securities Portfolio..........      485
    DFA International Small Cap Value Portfolio.................    1,566
    International Vector Equity Portfolio.......................      110
    International High Relative Profitability Portfolio.........       95
    World ex U.S. Targeted Value Portfolio......................       50
    World ex U.S. Core Equity Portfolio.........................      214
    Emerging Markets Core Equity Portfolio......................    4,465
    Emerging Markets Targeted Value Portfolio...................        5

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amount paid by the Fund to the CCO was $312 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

       Large Cap International Portfolio........................... $119
       International Core Equity Portfolio.........................  455
       Global Small Company Portfolio..............................   --
       International Small Company Portfolio.......................  348
       Japanese Small Company Portfolio............................   15
       Asia Pacific Small Company Portfolio........................    9
       United Kingdom Small Company Portfolio......................    2
       Continental Small Company Portfolio.........................   10
       DFA International Real Estate Securities Portfolio..........  100
       DFA Global Real Estate Securities Portfolio.................  104
       DFA International Small Cap Value Portfolio.................  474
       International Vector Equity Portfolio.......................   43
       International High Relative Profitability Portfolio.........    1
       World ex U.S. Value Portfolio...............................    4

       World ex U.S. Targeted Value Portfolio...................... $  5
       World ex U.S. Core Equity Portfolio.........................   28
       World Core Equity Portfolio.................................    6
       Selectively Hedged Global Equity Portfolio..................    5
       Emerging Markets Portfolio..................................  160
       Emerging Markets Small Cap Portfolio........................  147
       Emerging Markets Value Portfolio............................  616
       Emerging Markets Core Equity Portfolio......................  470
       Emerging Markets Targeted Value Portfolio...................   --

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Portfolios transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                       PURCHASES    SALES
                                                       ---------- ----------
Large Cap International Portfolio..................... $  797,677 $  368,720
International Core Equity Portfolio................... $3,989,625 $1,739,827
DFA International Real Estate Securities Portfolio.... $  475,844 $  520,275
DFA Global Real Estate Securities Portfolio........... $  250,177 $       14
DFA International Small Cap Value Portfolio........... $2,291,033 $2,475,792
International Vector Equity Portfolio................. $  505,198 $  422,659
International High Relative Profitability Portfolio... $  380,726 $   40,048
World ex U.S. Targeted Value Portfolio................ $  200,215 $  136,380
World ex U.S. Core Equity Portfolio................... $  704,167 $  274,457
Emerging Markets Core Equity Portfolio................ $2,181,887 $1,190,281
Emerging Markets Targeted Value Portfolio............. $  123,928 $   12,346

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                           NET       CHANGE IN
                     BALANCE AT                         REALIZED    UNREALIZED   BALANCE AT  SHARES AS OF
                     OCTOBER 31, PURCHASES   PROCEEDS  GAIN/(LOSS) APPRECIATION/ OCTOBER 31, OCTOBER 31,  DIVIDEND CAPITAL GAIN
                        2018      AT COST   FROM SALES  ON SALES   DEPRECIATION     2019         2019      INCOME  DISTRIBUTIONS
                     ----------- ---------- ---------- ----------- ------------- ----------- ------------ -------- -------------
LARGE CAP
  INTERNATIONAL
  PORTFOLIO
The DFA Short Term
  Investment Fund    $  206,350  $1,523,812 $1,548,928    $(11)        $ 26      $  181,249     15,664    $ 4,390       --
                     ----------  ---------- ----------    ----         ----      ----------    -------    -------       --
TOTAL                $  206,350  $1,523,812 $1,548,928    $(11)        $ 26      $  181,249     15,664    $ 4,390       --
                     ==========  ========== ==========    ====         ====      ==========    =======    =======       ==
INTERNATIONAL CORE
  EQUITY PORTFOLIO
The DFA Short Term
  Investment Fund    $1,604,446  $6,642,549 $6,893,594    $ (2)        $112      $1,353,511    116,974    $36,065       --
                     ----------  ---------- ----------    ----         ----      ----------    -------    -------       --
TOTAL                $1,604,446  $6,642,549 $6,893,594    $ (2)        $112      $1,353,511    116,974    $36,065       --
                     ==========  ========== ==========    ====         ====      ==========    =======    =======       ==

                                                           NET       CHANGE IN
                     BALANCE AT                         REALIZED    UNREALIZED   BALANCE AT  SHARES AS OF
                     OCTOBER 31, PURCHASES   PROCEEDS  GAIN/(LOSS) APPRECIATION/ OCTOBER 31, OCTOBER 31,  DIVIDEND CAPITAL GAIN
                        2018      AT COST   FROM SALES  ON SALES   DEPRECIATION     2019         2019      INCOME  DISTRIBUTIONS
                     ----------- ---------- ---------- ----------- ------------- ----------- ------------ -------- -------------
GLOBAL SMALL
  COMPANY PORTFOLIO
U.S. Small Cap
  Portfolio          $   17,009  $    7,876 $    1,973  $   (342)    $    (86)   $   22,484        665    $    202     $587
                     ----------  ---------- ----------  --------     --------    ----------    -------    --------     ----
TOTAL                $   17,009  $    7,876 $    1,973  $   (342)    $    (86)   $   22,484        665    $    202     $587
                     ==========  ========== ==========  ========     ========    ==========    =======    ========     ====
DFA INTERNATIONAL
  REAL ESTATE
  SECURITIES
  PORTFOLIO
The DFA Short Term
  Investment Fund    $  214,317  $2,014,381 $2,042,317  $     (4)    $     16    $  186,393     16,109    $  4,046       --
                     ----------  ---------- ----------  --------     --------    ----------    -------    --------     ----
TOTAL                $  214,317  $2,014,381 $2,042,317  $     (4)    $     16    $  186,393     16,109    $  4,046       --
                     ==========  ========== ==========  ========     ========    ==========    =======    ========     ====
DFA GLOBAL REAL
  ESTATE SECURITIES
  PORTFOLIO
DFA International
  Real Estate
  Securities
  Portfolio          $2,584,363  $  513,728 $  233,238  $(26,143)    $458,889    $3,297,599    587,807    $148,006       --
DFA Real Estate
  Securities
  Portfolio           1,355,084          --    285,830    63,232      182,783     1,315,269     31,391      30,010       --
The DFA Short Term
  Investment Fund        89,035     708,223    686,118         7            5       111,152      9,606       2,195       --
                     ----------  ---------- ----------  --------     --------    ----------    -------    --------     ----
TOTAL                $4,028,482  $1,221,951 $1,205,186  $ 37,096     $641,677    $4,724,020    628,804    $180,211       --
                     ==========  ========== ==========  ========     ========    ==========    =======    ========     ====
DFA INTERNATIONAL
  SMALL CAP VALUE
  PORTFOLIO
The DFA Short Term
  Investment Fund    $  948,096  $2,078,700 $2,233,507        --     $     70    $  793,359     68,564    $ 18,728       --
                     ----------  ---------- ----------  --------     --------    ----------    -------    --------     ----
TOTAL                $  948,096  $2,078,700 $2,233,507        --     $     70    $  793,359     68,564    $ 18,728       --
                     ==========  ========== ==========  ========     ========    ==========    =======    ========     ====
INTERNATIONAL
  VECTOR EQUITY
  PORTFOLIO
The DFA Short Term
  Investment Fund    $  166,426  $  536,525 $  570,256        --     $     12    $  132,707     11,469    $  3,437       --
                     ----------  ---------- ----------  --------     --------    ----------    -------    --------     ----
TOTAL                $  166,426  $  536,525 $  570,256        --     $     12    $  132,707     11,469    $  3,437       --
                     ==========  ========== ==========  ========     ========    ==========    =======    ========     ====
INTERNATIONAL HIGH
  RELATIVE
  PROFITABILITY
  PORTFOLIO
The DFA Short Term
  Investment Fund    $   12,685  $  176,798 $  163,515        --     $      2    $   25,970      2,244          --       --
                     ----------  ---------- ----------  --------     --------    ----------    -------    --------     ----
TOTAL                $   12,685  $  176,798 $  163,515        --     $      2    $   25,970      2,244          --       --
                     ==========  ========== ==========  ========     ========    ==========    =======    ========     ====
WORLD EX U.S. VALUE
  PORTFOLIO
DFA International
  Small Cap Value
  Portfolio          $   23,071  $   10,634 $    4,296  $   (802)    $    479    $   29,086      1,565    $    651     $766
                     ----------  ---------- ----------  --------     --------    ----------    -------    --------     ----
TOTAL                $   23,071  $   10,634 $    4,296  $   (802)    $    479    $   29,086      1,565    $    651     $766
                     ==========  ========== ==========  ========     ========    ==========    =======    ========     ====

                                                           NET       CHANGE IN
                     BALANCE AT                         REALIZED    UNREALIZED   BALANCE AT  SHARES AS OF
                     OCTOBER 31, PURCHASES   PROCEEDS  GAIN/(LOSS) APPRECIATION/ OCTOBER 31, OCTOBER 31,  DIVIDEND CAPITAL GAIN
                        2018      AT COST   FROM SALES  ON SALES   DEPRECIATION     2019         2019      INCOME  DISTRIBUTIONS
                     ----------- ---------- ---------- ----------- ------------- ----------- ------------ -------- -------------
WORLD EX U.S.
  TARGETED VALUE
  PORTFOLIO
The DFA Short Term
  Investment Fund     $  4,659   $   12,483 $   14,346        --      $     1     $  2,797         242    $    78         --
                      --------   ---------- ----------   -------      -------     --------      ------    -------     ------
TOTAL                 $  4,659   $   12,483 $   14,346        --      $     1     $  2,797         242    $    78         --
                      ========   ========== ==========   =======      =======     ========      ======    =======     ======
WORLD EX U.S. CORE
  EQUITY PORTFOLIO
The DFA Short Term
  Investment Fund     $130,312   $  605,099 $  626,286        --      $    10     $109,135       9,432    $ 3,195         --
                      --------   ---------- ----------   -------      -------     --------      ------    -------     ------
TOTAL                 $130,312   $  605,099 $  626,286        --      $    10     $109,135       9,432    $ 3,195         --
                      ========   ========== ==========   =======      =======     ========      ======    =======     ======
WORLD CORE EQUITY
  PORTFOLIO
U.S. Core Equity 1
  Portfolio           $404,139   $   73,126 $   37,289   $(1,592)     $42,473     $480,857      19,460    $ 7,462     $2,509
International Core
  Equity Portfolio     255,226       52,285     22,374    (2,588)      16,026      298,575      22,636      8,691         --
Emerging Markets
  Core Equity
  Portfolio             81,772       21,753     10,637    (1,440)       8,633      100,081       4,861      2,485         --
                      --------   ---------- ----------   -------      -------     --------      ------    -------     ------
TOTAL                 $741,137   $  147,164 $   70,300   $(5,620)     $67,132     $879,513      46,957    $18,638     $2,509
                      ========   ========== ==========   =======      =======     ========      ======    =======     ======
SELECTIVELY HEDGED
  GLOBAL EQUITY
  PORTFOLIO
U.S. Core Equity 2
  Portfolio           $181,750   $   32,059 $   39,953   $  (438)     $13,250     $186,668       8,238    $ 3,217     $1,971
International Core
  Equity Portfolio     130,496       13,168     28,865    (2,676)       7,219      119,342       9,048      4,049         --
Emerging Markets
  Core Equity
  Portfolio             66,401        6,937     14,522    (1,656)       6,905       64,065       3,111      1,776         --
                      --------   ---------- ----------   -------      -------     --------      ------    -------     ------
TOTAL                 $378,647   $   52,164 $   83,340   $(4,770)     $27,374     $370,075      20,397    $ 9,042     $1,971
                      ========   ========== ==========   =======      =======     ========      ======    =======     ======
EMERGING MARKETS
  CORE EQUITY
  PORTFOLIO
The DFA Short Term
  Investment Fund     $733,703   $3,342,834 $3,403,116   $    (2)     $    58     $673,477      58,204    $19,222         --
                      --------   ---------- ----------   -------      -------     --------      ------    -------     ------
TOTAL                 $733,703   $3,342,834 $3,403,116   $    (2)     $    58     $673,477      58,204    $19,222         --
                      ========   ========== ==========   =======      =======     ========      ======    =======     ======
EMERGING MARKETS
  TARGETED VALUE
  PORTFOLIO
The DFA Short Term
  Investment Fund           --   $   11,477 $   10,818        --           --     $    659          57         --         --
                      --------   ---------- ----------   -------      -------     --------      ------    -------     ------
TOTAL                       --   $   11,477 $   10,818        --           --     $    659          57         --         --
                      ========   ========== ==========   =======      =======     ========      ======    =======     ======

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

                                                    NET INVESTMENT
                                                      INCOME AND
                                                      SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                    CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                    -------------- ------------- ---------- --------
Large Cap International Portfolio
2018...............................................    $132,270            --        --     $132,270
2019...............................................     155,698            --        --      155,698
International Core Equity Portfolio
2018...............................................     711,406            --        --      711,406
2019...............................................     907,539            --        --      907,539
Global Small Company Portfolio
2018...............................................         269      $     81        --          350
2019...............................................         308            --        --          308
International Small Company Portfolio
2018...............................................     335,310       375,728        --      711,038
2019...............................................     339,853       517,619        --      857,472
Japanese Small Company Portfolio
2018...............................................      15,937            --        --       15,937
2019...............................................       6,623        32,764        --       39,387
Asia Pacific Small Company Portfolio
2018...............................................      13,370            --        --       13,370
2019...............................................      11,260            --        --       11,260
United Kingdom Small Company Portfolio
2018...............................................       1,616         2,308        --        3,924
2019...............................................         540         1,437        --        1,977
Continental Small Company Portfolio
2018...............................................      15,452         4,962        --       20,414
2019...............................................      14,187        19,027        --       33,214
DFA International Real Estate Securities Portfolio
2018...............................................     241,977            --        --      241,977
2019...............................................     302,662            --        --      302,662

                                                     NET INVESTMENT
                                                       INCOME AND
                                                       SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                     CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                     -------------- ------------- ---------- --------
DFA Global Real Estate Securities Portfolio
2018................................................    $212,543      $ 42,954        --     $255,497
2019................................................     311,682        40,223        --      351,905
DFA International Small Cap Value Portfolio
2018................................................     418,957       477,828        --      896,785
2019................................................     346,113       429,956        --      776,069
International Vector Equity Portfolio
2018................................................      59,115        10,130        --       69,245
2019................................................      75,474        72,426        --      147,900
International High Relative Profitability Portfolio
2018................................................       3,960            --        --        3,960
2019................................................      11,023            --        --       11,023
World ex U.S. Value Portfolio
2018................................................       8,118            --        --        8,118
2019................................................       8,654         5,062        --       13,716
World ex U.S. Targeted Value Portfolio
2018................................................      10,452         8,307        --       18,759
2019................................................      12,161        11,822        --       23,983
World ex U.S. Core Equity Portfolio
2018................................................      75,944            --        --       75,944
2019................................................     100,766        15,900        --      116,666
World Core Equity Portfolio
2018................................................      13,426         1,076        --       14,502
2019................................................      18,739         4,773        --       23,512
Selectively Hedged Global Equity Portfolio
2018................................................       8,085         3,086        --       11,171
2019................................................      12,345         4,519        --       16,864
Emerging Markets Portfolio
2018................................................     115,293            --        --      115,293
2019................................................     145,647            --        --      145,647
Emerging Markets Small Cap Portfolio
2018................................................     194,789       145,194        --      339,983
2019................................................     153,182       173,892        --      327,074
Emerging Markets Value Portfolio
2018................................................     439,431            --        --      439,431
2019................................................     459,380            --        --      459,380
Emerging Markets Core Equity Portfolio
2018................................................     593,704            --        --      593,704
2019................................................     730,829            --        --      730,829
Emerging Markets Targeted Value Portfolio
2019................................................          64            --        --           64

   Emerging Markets Targeted Value Portfolio commenced operations on November 14, 2018, and did not pay any distributions for the year ended October 31, 2018.

   As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                      NET INVESTMENT
                                                        INCOME AND
                                                        SHORT-TERM     LONG-TERM
                                                      CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                      -------------- ------------- --------
Large Cap International Portfolio....................    $ (5,785)           --    $ (5,785)
International Core Equity Portfolio..................     (39,526)           --     (39,526)
Global Small Company Portfolio.......................         (33)           --         (33)
International Small Company Portfolio................     (34,708)     $(23,004)    (57,712)
Japanese Small Company Portfolio.....................        (472)           --        (472)
Asia Pacific Small Company Portfolio.................
United Kingdom Small Company Portfolio...............        (117)         (435)       (552)
Continental Small Company Portfolio..................        (722)           --        (722)
DFA International Real Estate Securities Portfolio...     (38,031)           --     (38,031)
DFA Global Real Estate Securities Portfolio..........      (8,808)           --      (8,808)
DFA International Small Cap Value Portfolio..........     (36,899)      (12,688)    (49,587)
International Vector Equity Portfolio................      (5,646)           --      (5,646)
International High Relative Profitability Portfolio..        (390)           --        (390)
World ex U.S. Value Portfolio........................          --            --          --
World ex U.S. Targeted Value Portfolio...............      (1,359)         (486)     (1,845)
World ex U.S. Core Equity Portfolio..................      (5,265)           --      (5,265)
World Core Equity Portfolio..........................         (77)         (397)       (474)
Selectively Hedged Global Equity Portfolio...........      (1,150)         (191)     (1,341)
Emerging Markets Portfolio...........................     (10,074)           --     (10,074)
Emerging Markets Small Cap Portfolio.................     (17,882)       (4,623)    (22,505)
Emerging Markets Value Portfolio.....................     (31,481)           --     (31,481)
Emerging Markets Core Equity Portfolio...............     (37,986)           --     (37,986)
Emerging Markets Targeted Value Portfolio............        (397)           --        (397)

   As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                     UNDISTRIBUTED                                               TOTAL NET
                                                     NET INVESTMENT                                            DISTRIBUTABLE
                                                       INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                                       SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                                     CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                                     -------------- ------------- ------------- -------------- -------------
Large Cap International Portfolio...................    $ 21,790            --      $(114,879)    $  787,214    $  694,125
International Core Equity Portfolio.................     164,474            --       (576,584)     2,711,445     2,299,335
Global Small Company Portfolio......................         529            --           (504)           517           542
International Small Company Portfolio...............     172,408      $278,416             --        615,587     1,066,411
Japanese Small Company Portfolio....................      13,813         9,017             --         55,091        77,921
Asia Pacific Small Company Portfolio................      12,779            --        (15,084)       (28,156)      (30,461)
United Kingdom Small Company Portfolio..............         649         1,663             --          1,096         3,408
Continental Small Company Portfolio.................       2,684            --         (1,579)        47,476        48,581
DFA International Real Estate Securities Portfolio..     666,046            --       (311,503)       (28,290)      326,253

                                                      UNDISTRIBUTED                                               TOTAL NET
                                                      NET INVESTMENT                                            DISTRIBUTABLE
                                                        INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                                        SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                                      CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                                      -------------- ------------- ------------- -------------- -------------
DFA Global Real Estate Securities Portfolio..........    $ 85,225      $ 90,014              --    $1,907,950    $2,083,189
DFA International Small Cap Value Portfolio..........     151,601       206,468              --       286,756       644,825
International Vector Equity Portfolio................      16,440            --     $   (30,752)      227,993       213,681
International High Relative Profitability Portfolio..       1,089            --         (12,114)       35,204        24,179
World ex U.S. Value Portfolio........................       1,748            --          (1,394)        9,372         9,726
World ex U.S. Targeted Value Portfolio...............         809         4,663              --       (13,459)       (7,987)
World ex U.S. Core Equity Portfolio..................      11,736            --         (30,195)      171,870       153,411
World Core Equity Portfolio..........................          --         1,549              --       108,632       110,181
Selectively Hedged Global Equity Portfolio...........       7,786             0              --        72,826        80,612
Emerging Markets Portfolio...........................      25,990            --        (209,529)    1,722,744     1,539,205
Emerging Markets Small Cap Portfolio.................      75,201        41,748              --         4,431       121,380
Emerging Markets Value Portfolio.....................     151,494            --      (1,308,291)      566,226      (590,571)
Emerging Markets Core Equity Portfolio...............     113,918            --      (1,101,106)    3,104,503     2,117,315
Emerging Markets Targeted Value Portfolio............       3,639            21              --          (534)        3,126

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

                                                          UNLIMITED  TOTAL
                                                          --------- --------
    Large Cap International Portfolio.................... $114,879  $114,879
    International Core Equity Portfolio..................  576,584   576,584
    Global Small Company Portfolio.......................      504       504
    International Small Company Portfolio................       --        --
    Japanese Small Company Portfolio.....................       --        --
    Asia Pacific Small Company Portfolio.................   15,084    15,084
    United Kingdom Small Company Portfolio...............       --        --
    Continental Small Company Portfolio..................    1,579     1,579
    DFA International Real Estate Securities Portfolio...  311,503   311,503
    DFA Global Real Estate Securities Portfolio..........       --        --
    DFA International Small Cap Value Portfolio..........       --        --
    International Vector Equity Portfolio................   30,752    30,752
    International High Relative Profitability Portfolio..   12,114    12,114
    World ex U.S. Value Portfolio........................    1,394     1,394
    World ex U.S. Targeted Value Portfolio...............       --        --
    World ex U.S. Core Equity Portfolio..................   30,195    30,195
    World Core Equity Portfolio..........................       --        --

                                                    UNLIMITED    TOTAL
                                                    ---------- ----------
      Selectively Hedged Global Equity Portfolio...         --         --
      Emerging Markets Portfolio................... $  209,529 $  209,529
      Emerging Markets Small Cap Portfolio.........         --         --
      Emerging Markets Value Portfolio.............  1,308,291  1,308,291
      Emerging Markets Core Equity Portfolio.......  1,101,106  1,101,106
      Emerging Markets Targeted Value Portfolio....         --         --

   During the year ended October 31, 2019, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

              Global Small Company Portfolio............... $  135
              Asia Pacific Small Company Portfolio.........  3,958

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                    NET
                                                                                                 UNREALIZED
                                                        FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                                        TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                       ----------- ------------ -------------- --------------
Large Cap International Portfolio..................... $ 4,684,787  $1,194,005   $  (407,101)    $  786,904
International Core Equity Portfolio...................  28,869,945   5,979,293    (3,272,559)     2,706,734
Global Small Company Portfolio........................      40,798         514            --            514
International Small Company Portfolio.................  12,017,254     615,322            --        615,322
Japanese Small Company Portfolio......................     585,295      55,112            --         55,112
Asia Pacific Small Company Portfolio..................     369,090          --       (28,159)       (28,159)
United Kingdom Small Company Portfolio................      23,620       1,086            --          1,086
Continental Small Company Portfolio...................     610,129      47,381            --         47,381
DFA International Real Estate Securities Portfolio....   6,434,315     416,890      (444,900)       (28,010)
DFA Global Real Estate Securities Portfolio...........   7,453,293   2,075,957      (168,008)     1,907,949
DFA International Small Cap Value Portfolio...........  13,651,983   2,127,478    (1,843,019)       284,459
International Vector Equity Portfolio.................   2,464,465     533,768      (305,798)       227,970
International High Relative Profitability Portfolio...     644,179      57,637       (22,431)        35,206
World ex U.S. Value Portfolio.........................     292,710       9,405            --          9,405
World ex U.S. Targeted Value Portfolio................     545,534      63,612       (77,097)       (13,485)
World ex U.S. Core Equity Portfolio...................   3,653,626     589,410      (417,614)       171,796
World Core Equity Portfolio...........................     770,882     108,632            --        108,632
Selectively Hedged Global Equity Portfolio............     297,240      73,291            --         73,291
Emerging Markets Portfolio............................   4,244,449   1,722,744            --      1,722,744
Emerging Markets Small Cap Portfolio..................   6,421,963       4,451            --          4,451
Emerging Markets Value Portfolio......................  16,626,014     565,963            --        565,963
Emerging Markets Core Equity Portfolio................  25,910,671   7,180,375    (4,076,165)     3,104,210
Emerging Markets Targeted Value Portfolio.............     114,135      13,094       (13,629)          (535)

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                               YEAR ENDED             YEAR ENDED
                                                            OCTOBER 31, 2019       OCTOBER 31, 2018
                                                         ---------------------  ---------------------
                                                            AMOUNT     SHARES      AMOUNT     SHARES
                                                         -----------  --------  -----------  --------
EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
   Shares Issued........................................ $     7,880       286  $     6,653       219
   Shares Issued in Lieu of Cash Distributions..........         687        26          632        21
   Shares Redeemed......................................      (5,088)     (183)     (10,333)     (332)
                                                         -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares.............. $     3,479       129  $    (3,048)      (92)
                                                         ===========  ========  ===========  ========
Institutional Class Shares
   Shares Issued........................................ $ 3,094,110   110,936  $ 2,703,084    87,936
   Shares Issued in Lieu of Cash Distributions..........     436,607    16,366      416,344    14,012
   Shares Redeemed......................................  (3,087,983) (112,388)  (3,948,131) (128,474)
                                                         -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares... $   442,734    14,914  $  (828,703)  (26,526)
                                                         ===========  ========  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

   Portfolios that have significant exposure to certain countries, such as The United Kingdom Small Company Portfolio's Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union
(EU) following the United Kingdom's (UK) vote to exit the EU in June 2016. Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios' investments.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amounts in thousands):

                                                      FORWARD
                                                      CURRENCY
                                                     CONTRACTS* FUTURES**
                                                     ---------- ---------
       Large Cap International Portfolio............  $     --  $ 39,366
       International Core Equity Portfolio..........        --   204,680
       International Small Company Portfolio........        --    74,137
       DFA International Real Estate Securities
         Portfolio..................................        --    35,674
       DFA International Small Cap Value Portfolio..        --   107,372
       International High Relative Profitability
         Portfolio..................................        --        87
       World ex U.S. Targeted Value Portfolio.......        --     1,203
       World ex U.S. Core Equity Portfolio..........        --     3,929
       Selectively Hedged Global Equity Portfolio...   139,974    12,060

                                                   FORWARD
                                                   CURRENCY
                                                  CONTRACTS* FUTURES**
                                                  ---------- ---------
         Emerging Markets Core Equity Portfolio..    $--     $206,857
         Emerging Markets Targeted Value
           Portfolio.............................     --          164

*  Average amount of Currency Purchased/Sold in USD
** Average Notional Value of contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

                                                                 ASSET DERIVATIVES VALUE
                                                      ----------------------------------------------
                                                        TOTAL VALUE       FORWARD
                                                             AT          CURRENCY        EQUITY
                                                      OCTOBER 31, 2019 CONTRACTS (1) CONTRACTS *,(2)
                                                      ---------------- ------------- ---------------
Large Cap International Portfolio....................      $  599            --          $  599
International Core Equity Portfolio..................       4,795            --           4,795
International Small Company Portfolio................       1,300            --           1,300
DFA International Real Estate Securities Portfolio...         394            --             394
DFA International Small Cap Value Portfolio..........       2,754            --           2,754
Selectively Hedged Global Equity Portfolio...........          62           $10              52
Emerging Markets Core Equity Portfolio...............       4,762            --           4,762

                                                 LIABILITY DERIVATIVES VALUE
                                                -----------------------------
                                                  TOTAL VALUE       FORWARD
                                                       AT          CURRENCY
                                                OCTOBER 31, 2019 CONTRACTS (3)
                                                ---------------- -------------
  Selectively Hedged Global Equity Portfolio...      $(494)          $(494)

(1)Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

                                                REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                          ----------------------------------
                                                     FORWARD
                                                    CURRENCY       EQUITY
                                           TOTAL  CONTRACTS (1) CONTRACTS (2)
                                          ------- ------------- -------------
   Large Cap International Portfolio..... $   815      --          $   815
   International Core Equity Portfolio...  12,437      --           12,437
   Global Small Company Portfolio........       7      --                7*

                                                              REALIZED GAIN (LOSS) ON
                                                                    DERIVATIVES
                                                        ----------------------------------
                                                                    FORWARD
                                                                   CURRENCY       EQUITY
                                                         TOTAL   CONTRACTS (1) CONTRACTS (2)
                                                        -------  ------------- -------------
International Small Company Portfolio.................. $  (626)         --       $  (626)
DFA International Real Estate Securities Portfolio.....   1,553          --         1,553
DFA Global Real Estate Securities Portfolio............    (135)         --          (135)*
DFA International Small Cap Value Portfolio............   1,976          --         1,976
International Vector Equity Portfolio..................  (2,728)         --        (2,728)*
International High Relative Profitability Portfolio....     155          --           155*
World ex U.S. Value Portfolio..........................    (109)         --          (109)*
World ex U.S. Targeted Value Portfolio.................    (308)         --          (308)*
World ex U.S. Core Equity Portfolio....................  (1,060)         --        (1,060)*
World Core Equity Portfolio............................     (62)         --           (62)*
Selectively Hedged Global Equity Portfolio.............   3,312     $ 4,438        (1,126)
Emerging Markets Core Equity Portfolio.................  14,341          --        14,341
Emerging Markets Targeted Value Portfolio..............      35          --            35*

                                                         CHANGE IN UNREALIZED APPRECIATION
                                                           (DEPRECIATION) ON DERIVATIVES
                                                        ----------------------------------
                                                                    FORWARD
                                                                   CURRENCY       EQUITY
                                                         TOTAL   CONTRACTS (3) CONTRACTS (4)
                                                        -------  ------------- -------------
Large Cap International Portfolio...................... $ 3,123          --       $ 3,123
International Core Equity Portfolio....................  13,424          --        13,424
International Small Company Portfolio..................   7,881          --         7,881
DFA International Real Estate Securities Portfolio.....   1,373          --         1,373
DFA International Small Cap Value Portfolio............   4,434          --         4,434
Selectively Hedged Global Equity Portfolio.............    (412)    $(2,086)        1,674
Emerging Markets Core Equity Portfolio.................  13,038          --        13,038

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Forward Currency Contracts.
(2)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(3)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
* As of October 31, 2019, there were no futures contracts outstanding. During the year ended October 31, 2019, the Portfolios had limited activity in futures contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2019 (amounts in thousands):

                                            GROSS AMOUNTS NOT                                     GROSS AMOUNTS NOT
                                              OFFSET IN THE                             NET         OFFSET IN THE
                                  NET      STATEMENTS OF ASSETS                       AMOUNTS    STATEMENTS OF ASSETS
                                AMOUNTS      AND LIABILITIES                            OF         AND LIABILITIES
                               OF ASSETS  ----------------------                    LIABILITIES ----------------------
                     GROSS     PRESENTED                                             PRESENTED
                    AMOUNTS     IN THE                                     GROSS      IN THE
                       OF     STATEMENTS                                 AMOUNT OF  STATEMENTS
                   RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                     ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
                      (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
                   ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
DESCRIPTION                               ASSETS                                             LIABILITIES
-----------        ---------------------------------------------------- -----------------------------------------------------
SELECTIVELY
  HEDGED GLOBAL
  EQUITY
  PORTFOLIO
Barclays
  Capital.........    $ 4         $ 4         $(4)        --       --      $ 23        $ 23         $(4)        --      $ 19
Citibank, N.A.....     --          --          --         --       --        30          30          --         --        30
State Street Bank
  and Trust.......      5           5          (5)        --       --       374         374          (5)        --       369
Bank of America
  Corp............     --          --          --         --       --        58          58          --         --        58
Australia and New
  Zealand Banking
  Group Ltd.......     --          --          --         --       --         8           8          --         --         8
UBS AG............     --          --          --         --       --        --          --          --         --        --
                      ---         ---         ---         --       --      ----        ----         ---         --      ----
Total.............    $ 9         $ 9         $(9)        --       --      $493        $493         $(9)        --      $484
                      ===         ===         ===         ==       ==      ====        ====         ===         ==      ====

(a)No amounts have been netted against the gross amounts recognized in the Statement of Assets and Liabilities.
(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(c)Represents the net amount due from counterparties in the event of default.
(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed

$700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 3, 2020.

   For the year ended October 31, 2019, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                                                 AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                                              INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 10/31/2019
                                              ------------- ------------ ------------ -------- --------------- ----------------
Global Small Company Portfolio...............     2.95%       $    74         68         --       $    412            --
International Small Company Portfolio........     1.58%         1,004          2         --          2,008            --
DFA International Real Estate Securities
  Portfolio..................................     2.98%        38,192         24        $80         97,642            --
DFA Global Real Estate Securities Portfolio..     2.98%         6,884         35         20         26,204            --
DFA International Small Cap Value Portfolio..     2.73%        13,511         16         18        110,411            --
International Vector Equity Portfolio........     2.97%        21,394         37         59        147,535            --
World ex U.S. Value Portfolio................     3.02%           637         63          3         10,385            --
World ex U.S. Targeted Value Portfolio.......     2.91%         3,707         56         17         21,220            --
World ex U.S. Core Equity Portfolio..........     2.90%         9,778         27         23         47,837            --
World Core Equity Portfolio..................     2.87%         1,346         38          4          6,369            --
Emerging Markets Core Equity Portfolio.......     1.44%         9,122          2          1         18,245            --
Emerging Markets Targeted Value Portfolio....     2.77%           954         19          1          2,340            --

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2019, that each Portfolio's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not use the interfund lending program during the year ended October 31, 2019.

J. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2019, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

   For the year ended October 31, 2019, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

                                                                      REALIZED
                                                                        GAIN
PORTFOLIO                                          PURCHASES  SALES    (LOSS)
---------                                          --------- -------- --------
Large Cap International Portfolio................. $ 88,829  $ 50,171 $(25,092)
International Core Equity Portfolio...............  124,551    88,239  (47,118)
DFA Global Real Estate Securities Portfolio.......    4,912        --       --
DFA International Small Cap Value Portfolio.......  117,960   225,658   22,979
International Vector Equity Portfolio.............   29,120    29,755   (5,180)
International High Relative Profitability
  Portfolio.......................................   20,593     5,150   (2,306)
World ex U.S. Targeted Value Portfolio............   11,621     6,943      328
World ex U.S. Core Equity Portfolio...............   29,051    14,594   (1,314)
Emerging Markets Core Equity Portfolio............    8,765    19,815   (4,586)

K. SECURITIES LENDING:

   As of October 31, 2019, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                               NON-CASH
                                                              COLLATERAL
                                                                MARKET
                                                                VALUE
                                                              ----------
        Large Cap International Portfolio....................  $ 17,371
        International Core Equity Portfolio..................   386,759
        DFA International Real Estate Securities Portfolio...    30,857
        DFA International Small Cap Value Portfolio..........   241,020
        International Vector Equity Portfolio................    43,510
        International High Relative Profitability Portfolio..     3,936
        World ex U.S. Targeted Value Portfolio...............     4,183
        World ex U.S. Core Equity Portfolio..................    60,982
        Emerging Markets Core Equity Portfolio...............   693,992
        Emerging Markets Targeted Value Portfolio............     1,651

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                                                        REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                     AS OF OCTOBER 31, 2019
                                                     -------------------------------------------------------
                                                     OVERNIGHT AND            BETWEEN
                                                      CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS   TOTAL
                                                     ------------- -------- ------------ -------- ----------
SECURITIES LENDING TRANSACTIONS
LARGE CAP INTERNATIONAL PORTFOLIO
   Common Stocks....................................  $  181,215      --         --         --    $  181,215
INTERNATIONAL CORE EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...................   1,353,429      --         --         --     1,353,429
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks....................................     186,403      --         --         --       186,403
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks....................................     111,169      --         --         --       111,169
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
   Common Stocks....................................     793,301      --         --         --       793,301
INTERNATIONAL VECTOR EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...................     132,695      --         --         --       132,695
INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
   Common Stocks....................................      25,969      --         --         --        25,969
WORLD EX U.S. TARGETED VALUE PORTFOLIO
   Common Stocks....................................       2,797      --         --         --         2,797
WORLD EX U.S. CORE EQUITY PORTFOLIO
   Common Stocks....................................     109,133      --         --         --       109,133

                                             REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                          AS OF OCTOBER 31, 2019
                                           -----------------------------------------------------
                                           OVERNIGHT AND            BETWEEN
                                            CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                           ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
EMERGING MARKETS CORE EQUITY PORTFOLIO
   Common Stocks..........................   $673,459       --         --         --    $673,459
EMERGING MARKETS TARGETED VALUE PORTFOLIO
   Common Stocks..........................        659       --         --         --         659

L. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

O. OTHER:

   As of October 31, 2019, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                           APPROXIMATE
                                                                            PERCENTAGE
                                                              NUMBER OF   OF OUTSTANDING
                                                             SHAREHOLDERS     SHARES
                                                             ------------ --------------
Large Cap International Portfolio-Institutional Class.......      3             64%
International Core Equity Portfolio-Institutional Class.....      4             71%
Global Small Company Portfolio-Institutional Class..........      5             98%

                                                                                          APPROXIMATE
                                                                                           PERCENTAGE
                                                                             NUMBER OF   OF OUTSTANDING
                                                                            SHAREHOLDERS     SHARES
                                                                            ------------ --------------
International Small Company Portfolio-Institutional Class..................      3             65%
Japanese Small Company Portfolio-Institutional Class.......................      3             84%
Asia Pacific Small Company Portfolio-Institutional Class...................      3             94%
United Kingdom Small Company Portfolio-Institutional Class.................      4             92%
Continental Small Company Portfolio-Institutional Class....................      2             88%
DFA International Real Estate Securities Portfolio-Institutional Class.....      4             90%
DFA Global Real Estate Securities Portfolio-Institutional Class............      3             66%
DFA International Small Cap Value Portfolio-Institutional Class............      4             73%
International Vector Equity Portfolio-Institutional Class..................      3             82%
International High Relative Profitability Portfolio-Institutional Class....      3             91%
World ex U.S. Value Portfolio-Institutional Class..........................      7             85%
World ex U.S. Targeted Value Portfolio-Institutional Class.................      3             98%
World ex U.S. Core Equity Portfolio-Institutional Class....................      3             72%
World Core Equity Portfolio-Institutional Class............................      5             78%
Selectively Hedged Global Equity Portfolio-Institutional Class.............      3             94%
Emerging Markets Portfolio-Institutional Class.............................      3             54%
Emerging Markets Small Cap Portfolio-Institutional Class...................      3             53%
Emerging Markets Value Portfolio-Class R2..................................      2             92%
Emerging Markets Value Portfolio-Institutional Class.......................      2             34%
Emerging Markets Core Equity Portfolio-Institutional Class.................      3             61%
Emerging Markets Targeted Value Portfolio-Institutional Class..............      4            100%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

P. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the twenty-three portfolios listed in the table below

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, of each of the funds indicated in the table below (twenty-three of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2019, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2019, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

                                                                      STATEMENT OF
                                                        STATEMENT OF  CHANGES IN NET  FINANCIAL
FUND                                                    OPERATIONS    ASSETS          HIGHLIGHTS
----                                                    ------------- --------------  ------------
Large Cap International Portfolio                       For the year  For the years   For the
International Core Equity Portfolio                     ended         ended           years ended
International Small Company Portfolio                   October 31,   October 31,     October 31,
Japanese Small Company Portfolio                        2019          2019 and        2019, 2018,
Asia Pacific Small Company Portfolio                                  2018            2017, 2016
United Kingdom Small Company Portfolio                                                and 2015
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
World Core Equity Portfolio
Selectively Hedged Global Equity Portfolio
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Value Portfolio
Emerging Markets Core Equity Portfolio

Global Small Company Portfolio                          For the year  For the years   For each of
International High Relative Profitability Portfolio     ended         ended           the periods
                                                        October 31,   October 31,     indicated
                                                        2019          2019 and        therein
                                                                      2018

Emerging Markets Targeted Value Portfolio               For the period November 14, 2018
                                                        (commencement of operations) through
                                                        October 31, 2019

BASIS FOR OPINIONS

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodians, brokers and the transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA International Value Portfolio -- Class R2 vs.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                   [CHART]

                         DFA International              MSCI World ex USA
                     Value Portfolio - Class R2       Index (net dividends)
                     --------------------------     -------------------------
  10/31/2009                  $10,000                       $10,000
  11/30/2009                   10,292                        10,247
  12/31/2009                   10,404                        10,411
   1/31/2010                    9,798                         9,923
   2/28/2010                    9,829                         9,913
   3/31/2010                   10,607                        10,551
   4/30/2010                   10,420                        10,394
   5/31/2010                    9,205                         9,247
   6/30/2010                    9,040                         9,113
   7/31/2010                   10,156                         9,955
   8/31/2010                    9,655                         9,658
   9/30/2010                   10,700                        10,584
  10/31/2010                   11,060                        10,961
  11/30/2010                   10,494                        10,497
  12/31/2010                   11,473                        11,342
   1/31/2011                   11,960                        11,586
   2/28/2011                   12,353                        12,016
   3/31/2011                   12,007                        11,775
   4/30/2011                   12,645                        12,417
   5/31/2011                   12,182                        12,049
   6/30/2011                   12,010                        11,877
   7/31/2011                   11,623                        11,681
   8/31/2011                   10,371                        10,694
   9/30/2011                    9,235                         9,620
  10/31/2011                   10,117                        10,555
  11/30/2011                    9,784                        10,067
  12/31/2011                    9,517                         9,958
   1/31/2012                   10,149                        10,495
   2/29/2012                   10,678                        11,072
   3/31/2012                   10,588                        10,990
   4/30/2012                   10,207                        10,804
   5/31/2012                    8,941                         9,572
   6/30/2012                    9,570                        10,199
   7/31/2012                    9,524                        10,326
   8/31/2012                    9,919                        10,621
   9/30/2012                   10,265                        10,943
  10/31/2012                   10,390                        11,020
  11/30/2012                   10,549                        11,252
  12/31/2012                   11,065                        11,592
   1/31/2013                   11,578                        12,162
   2/28/2013                   11,225                        12,041
   3/31/2013                   11,260                        12,136
   4/30/2013                   11,807                        12,689
   5/31/2013                   11,660                        12,405
   6/30/2013                   11,249                        11,940
   7/31/2013                   12,009                        12,575
   8/31/2013                   11,921                        12,413
   9/30/2013                   12,816                        13,291
  10/31/2013                   13,259                        13,737
  11/30/2013                   13,300                        13,821
  12/31/2013                   13,591                        14,029
   1/31/2014                   13,091                        13,463
   2/28/2014                   13,830                        14,197
   3/31/2014                   13,725                        14,134
   4/30/2014                   13,954                        14,357
   5/31/2014                   14,100                        14,579
   6/30/2014                   14,277                        14,786
   7/31/2014                   13,952                        14,522
   8/31/2014                   13,952                        14,534
   9/30/2014                   13,333                        13,937
  10/31/2014                   13,099                        13,715
  11/30/2014                   13,106                        13,884
  12/31/2014                   12,604                        13,422
   1/31/2015                   12,519                        13,375
   2/28/2015                   13,411                        14,174
   3/31/2015                   13,125                        13,937
   4/30/2015                   13,839                        14,540
   5/31/2015                   13,839                        14,414
   6/30/2015                   13,434                        14,005
   7/31/2015                   13,303                        14,227
   8/31/2015                   12,309                        13,190
   9/30/2015                   11,459                        12,524
  10/31/2015                   12,341                        13,467
  11/30/2015                   12,174                        13,252
  12/31/2015                   11,782                        13,015
   1/31/2016                   10,856                        12,119
   2/29/2016                   10,503                        11,949
   3/31/2016                   11,299                        12,761
   4/30/2016                   11,840                        13,171
   5/31/2016                   11,618                        13,022
   6/30/2016                   11,190                        12,626
   7/31/2016                   11,687                        13,248
   8/31/2016                   11,996                        13,260
   9/30/2016                   12,137                        13,421
  10/31/2016                   12,288                        13,160
  11/30/2016                   12,341                        12,949
  12/31/2016                   12,744                        13,372
   1/31/2017                   13,293                        13,770
   2/28/2017                   13,194                        13,929
   3/31/2017                   13,487                        14,283
   4/30/2017                   13,678                        14,586
   5/31/2017                   13,907                        15,073
   6/30/2017                   14,051                        15,087
   7/31/2017                   14,710                        15,536
   8/31/2017                   14,687                        15,532
   9/30/2017                   15,209                        15,935
  10/31/2017                   15,482                        16,153
  11/30/2017                   15,630                        16,316
  12/31/2017                   16,032                        16,609
   1/31/2018                   16,966                        17,383
   2/28/2018                   16,009                        16,557
   3/31/2018                   15,808                        16,271
   4/30/2018                   16,224                        16,644
   5/31/2018                   15,635                        16,329
   6/30/2018                   15,276                        16,150
   7/31/2018                   15,755                        16,546
   8/31/2018                   15,204                        16,233
   9/30/2018                   15,465                        16,360
  10/31/2018                   14,152                        15,060
  11/30/2018                   14,048                        15,047
  12/31/2018                   13,191                        14,269
   1/31/2019                   14,221                        15,287
   2/28/2019                   14,453                        15,680
   3/31/2019                   14,293                        15,760
   4/30/2019                   14,759                        16,206
   5/31/2019                   13,644                        15,440
   6/30/2019                   14,492                        16,357              Past performance is not predictive
   7/31/2019                   14,018                        16,160              of future performance.
   8/31/2019                   13,441                        15,763
   9/30/2019                   14,117                        16,205              The returns shown do not reflect
  10/31/2019                   14,594                        16,729              the deduction of taxes that a
                                                                                 shareholder would pay on fund
                                                                                 distributions or the redemption of
             AVERAGE ANNUAL         ONE          FIVE         TEN                fund shares.
             TOTAL RETURN           YEAR         YEARS       YEARS
             ------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    3.13%        2.19%       3.85%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA International Value Portfolio -- Institutional Class vs.
MSCI World ex USA Index (net dividends)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                               [CHART]

                       DFA International Value           MSCI World ex USA
                   Portfolio - Institutional Class     Index (net dividends)
                   -------------------------------     ---------------------
  10/31/2009                  $10,000                        $10,000
  11/30/2009                   10,292                         10,247
  12/31/2009                   10,412                         10,411
   1/31/2010                    9,808                          9,923
   2/28/2010                    9,838                          9,913
   3/31/2010                   10,622                         10,551
   4/30/2010                   10,439                         10,394
   5/31/2010                    9,211                          9,247
   6/30/2010                    9,051                          9,113
   7/31/2010                   10,180                          9,955
   8/31/2010                   $9,677                          9,658
   9/30/2010                   10,713                         10,584
  10/31/2010                   11,093                         10,961
  11/30/2010                   10,527                         10,497
  12/31/2010                   11,513                         11,342
   1/31/2011                   12,001                         11,586
   2/28/2011                   12,396                         12,016
   3/31/2011                   12,054                         11,775
   4/30/2011                   12,695                         12,417
   5/31/2011                   12,236                         12,049
   6/30/2011                   12,066                         11,877
   7/31/2011                   11,676                         11,681
   8/31/2011                   10,424                         10,694
   9/30/2011                    9,283                          9,620
  10/31/2011                   10,177                         10,555
  11/30/2011                    9,836                         10,067
  12/31/2011                    9,573                          9,958
   1/31/2012                   10,216                         10,495
   2/29/2012                   10,742                         11,072
   3/31/2012                   10,658                         10,990
   4/30/2012                   10,275                         10,804
   5/31/2012                    9,006                          9,572
   6/30/2012                    9,640                         10,199
   7/31/2012                    9,600                         10,326
   8/31/2012                    9,991                         10,621
   9/30/2012                   10,346                         10,943
  10/31/2012                   10,480                         11,020
  11/30/2012                   10,640                         11,252
  12/31/2012                   11,163                         11,592
   1/31/2013                   11,681                         12,162
   2/28/2013                   11,331                         12,041
   3/31/2013                   11,365                         12,136
   4/30/2013                   11,924                         12,689
   5/31/2013                   11,776                         12,405
   6/30/2013                   11,360                         11,940
   7/31/2013                   12,136                         12,575
   8/31/2013                   12,047                         12,413
   9/30/2013                   12,956                         13,291
  10/31/2013                   13,403                         13,737
  11/30/2013                   13,452                         13,821
  12/31/2013                   13,744                         14,029
   1/31/2014                   13,238                         13,463
   2/28/2014                   13,993                         14,197
   3/31/2014                   13,892                         14,134
   4/30/2014                   14,124                         14,357
   5/31/2014                   14,279                         14,579
   6/30/2014                   14,451                         14,786
   7/31/2014                   14,130                         14,522
   8/31/2014                   14,130                         14,534
   9/30/2014                   13,511                         13,937
  10/31/2014                   13,274                         13,715
  11/30/2014                   13,281                         13,884
  12/31/2014                   12,783                         13,422
   1/31/2015                   12,696                         13,375
   2/28/2015                   13,602                         14,174
   3/31/2015                   13,312                         13,937
   4/30/2015                   14,043                         14,540
   5/31/2015                   14,051                         14,414
   6/30/2015                   13,642                         14,005
   7/31/2015                   13,509                         14,227
   8/31/2015                   12,499                         13,190
   9/30/2015                   11,644                         12,524
  10/31/2015                   12,533                         13,467
  11/30/2015                   12,370                         13,252
  12/31/2015                   11,976                         13,015
   1/31/2016                   11,035                         12,119
   2/29/2016                   10,684                         11,949
   3/31/2016                   11,490                         12,761
   4/30/2016                   12,046                         13,171
   5/31/2016                   11,820                         13,022
   6/30/2016                   11,386                         12,626
   7/31/2016                   11,899                         13,248
   8/31/2016                   12,212                         13,260
   9/30/2016                   12,355                         13,421
  10/31/2016                   12,508                         13,160
  11/30/2016                   12,570                         12,949
  12/31/2016                   12,983                         13,372
   1/31/2017                   13,541                         13,770
   2/28/2017                   13,448                         13,929
   3/31/2017                   13,753                         14,283
   4/30/2017                   13,947                         14,586
   5/31/2017                   14,188                         15,073
   6/30/2017                   14,338                         15,087
   7/31/2017                   15,009                         15,536
   8/31/2017                   14,993                         15,532
   9/30/2017                   15,528                         15,935
  10/31/2017                   15,805                         16,153
  11/30/2017                   15,956                         16,316
  12/31/2017                   16,370                         16,609
   1/31/2018                   17,329                         17,383
   2/28/2018                   16,354                         16,557
   3/31/2018                   16,153                         16,271
   4/30/2018                   16,586                         16,644
   5/31/2018                   15,985                         16,329
   6/30/2018                   15,621                         16,150
   7/31/2018                   16,117                         16,546
   8/31/2018                   15,548                         16,233
   9/30/2018                   15,822                         16,360
  10/31/2018                   14,491                         15,060
  11/30/2018                   14,384                         15,047
  12/31/2018                   13,507                         14,269
   1/31/2019                   14,568                         15,287
   2/28/2019                   14,814                         15,680
   3/31/2019                   14,650                         15,760
   4/30/2019                   15,127                         16,206
   5/31/2019                   13,987                         15,440
   6/30/2019                   14,866                         16,357            Past performance is not predictive
   7/31/2019                   14,380                         16,160            of future performance.
   8/31/2019                   13,790                         15,763
   9/30/2019                   14,491                         16,205            The returns shown do not reflect
  10/31/2019                   14,979                         16,729            the deduction of taxes that a
                                                                                shareholder would pay on fund
                                                                                distributions or the redemption of
             AVERAGE ANNUAL         ONE         FIVE         TEN                fund shares.
             TOTAL RETURN           YEAR        YEARS       YEARS
             -----------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    3.37%       2.45%       4.12%               all rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2019

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                        12 MONTHS ENDED OCTOBER 31, 2019
                        --------------------------------
                                                         RETURN
                                                         IN U.S.
                                                         DOLLARS
                                                         -------
                MSCI World ex USA Index.................  11.08%
                MSCI World ex USA Mid Cap Index.........  10.71%
                MSCI World ex USA Small Cap Index.......   8.61%
                MSCI World ex USA Value Index...........   5.95%
                MSCI World ex USA Growth Index..........  16.25%

   For the 12 Months Ended October 31, 2019, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------
                                                                  RETURN
                                                           LOCAL  IN U.S.
      TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  RETURN DOLLARS
      ---------------------------------------------------  ------ -------
      Japan...............................................  4.57%   9.16%
      United Kingdom......................................  5.73%   7.08%
      France.............................................. 14.29%  12.54%
      Canada.............................................. 11.54%  11.45%
      Switzerland......................................... 16.43%  18.69%
      Germany.............................................  9.14%   7.46%
      Australia........................................... 20.12%  16.76%
      Netherlands......................................... 21.77%  20.09%
      Hong Kong........................................... 15.60%  15.63%
      Spain...............................................  7.47%   5.82%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   Emerging markets had positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

                        12 MONTHS ENDED OCTOBER 31, 2019
                        --------------------------------
                                                         RETURN
                                                         IN U.S.
                                                         DOLLARS
                                                         -------
                MSCI Emerging Markets Index.............  11.86%
                MSCI Emerging Markets Mid Cap Index.....  11.08%
                MSCI Emerging Markets Small Cap Index...   9.69%
                MSCI Emerging Markets Value Index.......   6.00%
                MSCI Emerging Markets Growth Index......  17.97%

   For the 12 Months Ended October 31, 2019, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of emerging markets.

                        12 MONTHS ENDED OCTOBER 31, 2019
                        --------------------------------
                                                               RETURN
                                                        LOCAL  IN U.S.
          TEN LARGEST EMERGING MARKETS BY MARKET CAP    RETURN DOLLARS
          ------------------------------------------    ------ -------
          China........................................ 12.94%  12.90%
          Korea........................................  7.43%   5.22%
          Taiwan....................................... 20.39%  22.38%
          India........................................ 12.67%  17.46%
          Brazil....................................... 22.35%  13.21%
          South Africa................................. 10.59%   8.41%
          Russia....................................... 31.36%  34.30%
          Thailand..................................... -4.10%   5.28%
          Mexico.......................................  1.02%   6.71%
          Saudi Arabia................................. -1.29%  -1.27%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

DFA INTERNATIONAL VALUE PORTFOLIO

   The DFA International Value Portfolio invests in developed ex U.S. large company value stocks by purchasing shares of the DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2019, the Master Fund held approximately 550 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 3.13% for the Portfolio's Class R2 shares, 3.37% for the Portfolio's Institutional
Class shares, and 11.08% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks for the period, the Master Fund's focus on value stocks detracted from performance relative to the style-neutral benchmark.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLE

                                         BEGINNING  ENDING               EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                           VALUE    VALUE     EXPENSE     DURING
                                         05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                         --------- --------- ---------- ----------
DFA INTERNATIONAL VALUE PORTFOLIO (2)
-------------------------------------
Actual Fund Return
   Class R2 Shares...................... $1,000.00 $  988.90    0.69%     $3.46
   Institutional Class Shares........... $1,000.00 $  990.30    0.44%     $2.21
Hypothetical 5% Annual Return
   Class R2 Shares...................... $1,000.00 $1,021.73    0.69%     $3.52
   Institutional Class Shares........... $1,000.00 $1,022.99    0.44%     $2.24

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 27, 2019. They are available upon request, without charge, by calling collect:
(512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                                       AFFILIATED
                                                       INVESTMENT
                                                        COMPANY
                                                       ----------
               DFA International Value Portfolio......   100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                     VALUE+
                                                                                 --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust
  Company....................................................................... $9,180,421,680
                                                                                 --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES............................ $9,180,421,680
                                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                             DFA
                                                                        INTERNATIONAL
                                                                       VALUE PORTFOLIO
                                                                       ---------------
ASSETS:
Investments in Affiliated Investment Company at Value................. $    9,180,422
Receivables:
   Fund Shares Sold...................................................          4,011
Prepaid Expenses and Other Assets.....................................             77
                                                                       --------------
       Total Assets...................................................      9,184,510
                                                                       --------------
LIABILITIES:
Payables:
   Fund Shares Redeemed...............................................          7,675
   Due to Advisor.....................................................          1,527
Accrued Expenses and Other Liabilities................................            639
                                                                       --------------
       Total Liabilities..............................................          9,841
                                                                       --------------
NET ASSETS............................................................ $    9,174,669
                                                                       ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $1,191 and shares
  outstanding of 69,521............................................... $        17.13
                                                                       ==============
NUMBER OF SHARES AUTHORIZED...........................................    100,000,000
                                                                       ==============
Institutional Class Shares -- based on net assets of $9,173,478 and
  shares outstanding of 534,006,389................................... $        17.18
                                                                       ==============
NUMBER OF SHARES AUTHORIZED...........................................  1,500,000,000
                                                                       ==============
NET ASSETS CONSIST OF:
Paid-In Capital....................................................... $    9,065,218
Total Distributable Earnings (Loss)...................................        109,451
                                                                       --------------
NET ASSETS............................................................ $    9,174,669
                                                                       ==============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                                    DFA
                                                                               INTERNATIONAL
                                                                              VALUE PORTFOLIO*
                                                                              ----------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $37,181)......................     $373,583
   Income from Securities Lending............................................        5,387
   Expenses Allocated from Affiliated Investment Companies...................      (19,376)
                                                                                  --------
          Total Net Investment Income Allocated from Affiliated
            Investment Companies:............................................      359,594
                                                                                  --------
FUND EXPENSES
   Investment Management Fees................................................       36,663
   Accounting & Transfer Agent Fees..........................................        1,102
   Shareholder Servicing Fees
       Class R2 Shares.......................................................            3
   Filing Fees...............................................................          233
   Shareholders' Reports.....................................................          423
   Directors'/Trustees' Fees & Expenses......................................           54
   Professional Fees.........................................................           30
   Other.....................................................................           56
                                                                                  --------
          Total Fund Expenses................................................       38,564
                                                                                  --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
     Fees Recovered by Advisor (Note C)......................................
       Class R2 Shares.......................................................           (3)
       Institutional Class Shares............................................      (18,329)
                                                                                  --------
   Net Expenses..............................................................       20,232
                                                                                  --------
   NET INVESTMENT INCOME (LOSS)..............................................      339,362
                                                                                  --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated Investment Company**...........      (12,764)
   Change in Unrealized Appreciation (Depreciation) of:
       Transactions Allocated from Affiliated Investment Company.............      (37,240)
                                                                                  --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...................................      (50,004)
                                                                                  --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..............     $289,358
                                                                                  ========

--------
** Net of foreign capital gain taxes withheld of $0.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                   DFA INTERNATIONAL VALUE
                                                                                          PORTFOLIO
                                                                                  ------------------------
                                                                                     YEAR         YEAR
                                                                                     ENDED        ENDED
                                                                                    OCT 31,      OCT 31,
                                                                                     2019         2018
                                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $   339,362  $   305,317
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated Investment Company*,**.............     (12,764)     328,393
   Change in Unrealized Appreciation (Depreciation) of:
       Transactions Allocated from Affiliated Investment Company.................     (37,240)  (1,489,950)
                                                                                  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........     289,358     (856,240)
                                                                                  -----------  -----------
Distributions:
       Class R2 Shares...........................................................         (83)        (102)
       Institutional Class Shares................................................    (576,705)    (298,099)
                                                                                  -----------  -----------
          Total Distributions....................................................    (576,788)    (298,201)
                                                                                  -----------  -----------
Capital Share Transactions (1):
   Shares Issued.................................................................   2,071,367    2,071,557
   Shares Issued in Lieu of Cash Distributions...................................     562,384      289,379
   Shares Redeemed...............................................................  (2,595,094)  (1,624,192)
                                                                                  -----------  -----------
          Net Increase (Decrease) from Capital Share Transactions................      38,657      736,744
                                                                                  -----------  -----------
          Total Increase (Decrease) in Net Assets................................    (248,773)    (417,697)
NET ASSETS
   Beginning of Year.............................................................   9,423,442    9,841,139
                                                                                  -----------  -----------
   End of Year................................................................... $ 9,174,669  $ 9,423,442
                                                                                  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................................................     123,536      104,257
   Shares Issued in Lieu of Cash Distributions...................................      34,167       14,892
   Shares Redeemed...............................................................    (154,773)     (81,550)
                                                                                  -----------  -----------
          Net Increase (Decrease) from Shares Issued and Redeemed................       2,930       37,599
                                                                                  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES
                                                                             -----------------------------------------------
                                                                              YEAR      YEAR      YEAR     YEAR       YEAR
                                                                              ENDED     ENDED     ENDED    ENDED      ENDED
                                                                             OCT 31,   OCT 31,   OCT 31,  OCT 31,    OCT 31,
                                                                              2019      2018      2017     2016       2015
                                                                             -------   -------   -------  -------   -------
Net Asset Value, Beginning of Year.......................................... $17.68    $19.89    $16.27   $16.93    $ 18.48
                                                                             ------    ------    ------   ------    -------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss).............................................   0.58      0.54      0.55     0.53       0.51
   Net Gains (Losses) on Securities (Realized and Unrealized)...............  (0.10)    (2.21)     3.61    (0.65)     (1.55)
                                                                             ------    ------    ------   ------    -------
       Total from Investment Operations.....................................   0.48     (1.67)     4.16    (0.12)     (1.04)
                                                                             ------    ------    ------   ------    -------
Less Distributions:
-------------------
   Net Investment Income....................................................  (0.51)    (0.54)    (0.54)   (0.54)     (0.51)
   Net Realized Gains.......................................................  (0.52)       --        --       --         --
                                                                             ------    ------    ------   ------    -------
       Total Distributions..................................................  (1.03)    (0.54)    (0.54)   (0.54)     (0.51)
                                                                             ------    ------    ------   ------    -------
Net Asset Value, End of Year................................................ $17.13    $17.68    $19.89   $16.27    $ 16.93
                                                                             ======    ======    ======   ======    =======
Total Return................................................................   3.13%    (8.59%)   25.99%   (0.43%)    (5.78%)
                                                                             ------    ------    ------   ------    -------
Net Assets, End of Year (thousands)......................................... $1,191    $1,477    $3,508   $3,308    $10,404
Ratio of Expenses to Average Net Assets (C).................................   0.69%     0.68%     0.68%    0.68%      0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (C)......   0.89%     0.88%     0.88%    0.88%      0.73%
Ratio of Net Investment Income to Average Net Assets........................   3.43%     2.72%     3.07%     3.4%      2.81%
                                                                             ------    ------    ------   ------    -------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                           ------------------------------------------------------------
                                                              YEAR        YEAR         YEAR        YEAR         YEAR
                                                              ENDED       ENDED        ENDED       ENDED        ENDED
                                                             OCT 31,     OCT 31,      OCT 31,     OCT 31,      OCT 31,
                                                              2019        2018         2017        2016         2015
                                                           ----------  ----------   ----------  ----------   ----------
Net Asset Value, Beginning of Year........................ $    17.74  $    19.94   $    16.30  $    16.92   $    18.47
                                                           ----------  ----------   ----------  ----------   ----------
Income (loss) from Investment Operations(A)
-------------------------------------------
   Net Investment Income (Loss)...........................       0.63        0.60         0.56        0.55         0.56
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..........................................      (0.11)      (2.21)        3.66       (0.63)       (1.56)
                                                           ----------  ----------   ----------  ----------   ----------
       Total from Investment Operations...................       0.52       (1.61)        4.22       (0.08)       (1.00)
                                                           ----------  ----------   ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income..................................      (0.56)      (0.59)       (0.58)      (0.54)       (0.55)
   Net Realized Gains.....................................      (0.52)         --           --          --           --
                                                           ----------  ----------   ----------  ----------   ----------
       Total Distributions................................      (1.08)      (0.59)       (0.58)      (0.54)       (0.55)
                                                           ----------  ----------   ----------  ----------   ----------
Net Asset Value, End of Year.............................. $    17.18  $    17.74   $    19.94  $    16.30   $    16.92
                                                           ==========  ==========   ==========  ==========   ==========
Total Return..............................................       3.37%      (8.32%)      26.36%      (0.20%)      (5.58%)
                                                           ----------  ----------   ----------  ----------   ----------
Net Assets, End of Year (thousands)....................... $9,173,478  $9,421,965   $9,837,631  $7,270,665   $6,795,481
Ratio of Expenses to Average Net Assets (C)...............       0.44%       0.43%        0.43%       0.43%        0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously
  Waived Fees Recovered by Advisor and (Fees Paid
  Indirectly)) (C)........................................       0.64%       0.63%        0.63%       0.63%        0.49%
Ratio of Net Investment Income to Average Net Assets......       3.70%       3.01%        3.12%       3.51%        3.10%
                                                           ----------  ----------   ----------  ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, one of which, the DFA International Value Portfolio (the "Portfolio"), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   The Portfolio invests substantially all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. As of October 31, 2019, the Portfolio owned 74% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2019, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

       DFA International Value Portfolio........................... 0.40%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2020, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the year ended October 31, 2019, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2019, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2019, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolio, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the Fee Waiver Agreement, prior year waived fees and/or expenses assumed can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for the Portfolio.

                                                                                                 NET WAIVED FEES/
                                                                                     RECOVERY    EXPENSES ASSUMED
                                                                                   OF PREVIOUSLY    (RECOVERED
                                                              EXPENSE     TOTAL    WAIVED FEES/  PREVIOUSLY WAIVED
                                                             LIMITATION MANAGEMENT   EXPENSES      FEES/EXPENSES
INSTITUTIONAL CLASS SHARES                                     AMOUNT   FEE LIMIT     ASSUMED        ASSUMED)
--------------------------                                   ---------- ---------- ------------- -----------------
DFA INTERNATIONAL VALUE PORTFOLIO (1).......................      --       0.40%        --            $18,329

CLASS R2 SHARES
---------------
DFA INTERNATIONAL VALUE PORTFOLIO (2).......................    0.79%      0.40%        --                  3

                                                                PREVIOUSLY
                                                               WAIVED FEES/
                                                             EXPENSES ASSUMED
                                                             SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                                       RECOVERY
--------------------------                                   -----------------
DFA INTERNATIONAL VALUE PORTFOLIO (1).......................        --

CLASS R2 SHARES
---------------
DFA INTERNATIONAL VALUE PORTFOLIO (2).......................        --

(1)The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis.
(2)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amount in thousands):

               DFA International Value Portfolio............ $297

E. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies," were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

                                   NET INVESTMENT
                                     INCOME AND
                                     SHORT-TERM     LONG-TERM   TAX EXEMPT
                                   CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                   -------------- ------------- ---------- --------
DFA International Value Portfolio
2018..............................    $298,200            --        --     $298,200
2019..............................     302,955      $273,833        --      576,788

   As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                  NET INVESTMENT
                                    INCOME AND
                                    SHORT-TERM     LONG-TERM
                                  CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                  -------------- ------------- -------
         DFA International Value
           Portfolio.............    $(2,159)         --       $(2,159)

   As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                               INCOME AND   UNDISTRIBUTED                 UNREALIZED
                                                               SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION
                                                             CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)
                                                             -------------- ------------- ------------- --------------
DFA International Value Portfolio...........................    $63,472          --         $(13,753)      $60,237

                                                               TOTAL NET
                                                             DISTRIBUTABLE
                                                               EARNINGS
                                                             (ACCUMULATED
                                                                LOSSES)
                                                             -------------
DFA International Value Portfolio...........................   $109,956

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

                                                      UNLIMITED  TOTAL
                                                      --------- -------
        DFA International Value Portfolio............  $13,753  $13,753

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                          NET
                                                                                       UNREALIZED
                                               FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                               TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                              ---------- ------------ -------------- --------------
DFA International Value Portfolio............ $9,121,084   $60,162          --          $60,162

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                    YEAR ENDED            YEAR ENDED
                                                 OCTOBER 31, 2019      OCTOBER 31, 2018
                                              ---------------------  --------------------
                                                 AMOUNT     SHARES      AMOUNT     SHARES
                                              -----------  --------  -----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
   Shares Issued............................. $       409        25  $     2,206      111
   Shares Issued in Lieu of Cash
     Distributions...........................          83         5          102        5
   Shares Redeemed...........................        (766)      (44)      (3,878)    (209)
                                              -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares... $      (274)      (14) $    (1,570)     (93)
                                              ===========  ========  ===========  =======
Institutional Class Shares
   Shares Issued............................. $ 2,070,958   123,511  $ 2,069,351  104,146
   Shares Issued in Lieu of Cash
     Distributions...........................     562,301    34,162      289,277   14,887
   Shares Redeemed...........................  (2,594,328) (154,729)  (1,620,314) (81,341)
                                              -----------  --------  -----------  -------
Net Increase (Decrease) -- Institutional
  Class Shares............................... $    38,931     2,944  $   738,314   37,692
                                              ===========  ========  ===========  =======

G. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio's early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

J. OTHER:

   As of October 31, 2019, the following number of shareholders held the following approximate percentages of the Portfolio's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                               APPROXIMATE
                                                                PERCENTAGE
                                                  NUMBER OF   OF OUTSTANDING
                                                 SHAREHOLDERS     SHARES
                                                 ------------ --------------
   DFA International Value Portfolio-Class R2...      5             97%
   DFA International Value
     Portfolio-Institutional Class..............      4             73%

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA International Value Portfolio

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of October 31, 2019 by correspondence with the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                  [CHART]


                           The DFA International          MSCI World ex
                                Value Series        USA Index (net dividends)
                           ---------------------    -------------------------
  10/31/2009                     $10,000                    $10,000
  11/30/2009                      10,298                     10,247
  12/31/2009                      10,414                     10,411
   1/31/2010                       9,812                      9,923
   2/28/2010                       9,851                      9,913
   3/31/2010                      10,628                     10,551
   4/30/2010                      10,447                     10,394
   5/31/2010                       9,223                      9,247
   6/30/2010                       9,061                      9,113
   7/31/2010                      10,194                      9,955
   8/31/2010                       9,696                      9,658
   9/30/2010                      10,738                     10,584
  10/31/2010                      11,113                     10,961
  11/30/2010                      10,557                     10,497
  12/31/2010                      11,540                     11,342
   1/31/2011                      12,032                     11,586
   2/28/2011                      12,434                     12,016
   3/31/2011                      12,091                     11,775
   4/30/2011                      12,738                     12,417
   5/31/2011                      12,278                     12,049
   6/30/2011                      12,110                     11,877
   7/31/2011                      11,722                     11,681
   8/31/2011                      10,466                     10,694
   9/30/2011                       9,320                      9,620
  10/31/2011                      10,220                     10,555
  11/30/2011                       9,883                     10,067
  12/31/2011                       9,618                      9,958
   1/31/2012                      10,265                     10,495
   2/29/2012                      10,803                     11,072
   3/31/2012                      10,712                     10,990
   4/30/2012                      10,330                     10,804
   5/31/2012                       9,055                      9,572
   6/30/2012                       9,696                     10,199
   7/31/2012                       9,657                     10,326
   8/31/2012                      10,058                     10,621
   9/30/2012                      10,414                     10,943
  10/31/2012                      10,544                     11,020
  11/30/2012                      10,712                     11,252
  12/31/2012                      11,236                     11,592
   1/31/2013                      11,767                     12,162
   2/28/2013                      11,411                     12,041
   3/31/2013                      11,450                     12,136
   4/30/2013                      12,013                     12,689
   5/31/2013                      11,871                     12,405
   6/30/2013                      11,450                     11,940
   7/31/2013                      12,233                     12,575
   8/31/2013                      12,149                     12,413
   9/30/2013                      13,061                     13,291
  10/31/2013                      13,515                     13,737
  11/30/2013                      13,566                     13,821
  12/31/2013                      13,864                     14,029
   1/31/2014                      13,359                     13,463
   2/28/2014                      14,123                     14,197
   3/31/2014                      14,019                     14,134
   4/30/2014                      14,259                     14,357
   5/31/2014                      14,421                     14,579
   6/30/2014                      14,595                     14,786
   7/31/2014                      14,272                     14,522
   8/31/2014                      14,278                     14,534
   9/30/2014                      13,650                     13,937
  10/31/2014                      13,417                     13,715
  11/30/2014                      13,424                     13,884
  12/31/2014                      12,926                     13,422
   1/31/2015                      12,841                     13,375
   2/28/2015                      13,761                     14,174
   3/31/2015                      13,469                     13,937
   4/30/2015                      14,207                     14,540
   5/31/2015                      14,214                     14,414
   6/30/2015                      13,806                     14,005
   7/31/2015                      13,670                     14,227
   8/31/2015                      12,654                     13,190
   9/30/2015                      11,793                     12,524
  10/31/2015                      12,699                     13,467
  11/30/2015                      12,531                     13,252
  12/31/2015                      12,129                     13,015
   1/31/2016                      11,184                     12,119
   2/29/2016                      10,828                     11,949
   3/31/2016                      11,650                     12,761
   4/30/2016                      12,214                     13,171
   5/31/2016                      11,987                     13,022
   6/30/2016                      11,553                     12,626
   7/31/2016                      12,065                     13,248
   8/31/2016                      12,388                     13,260
   9/30/2016                      12,524                     13,421
  10/31/2016                      12,686                     13,160
  11/30/2016                      12,744                     12,949
  12/31/2016                      13,172                     13,372
   1/31/2017                      13,735                     13,770
   2/28/2017                      13,644                     13,929
   3/31/2017                      13,948                     14,283
   4/30/2017                      14,149                     14,586
   5/31/2017                      14,395                     15,073
   6/30/2017                      14,550                     15,087
   7/31/2017                      15,236                     15,536
   8/31/2017                      15,223                     15,532
   9/30/2017                      15,767                     15,935
  10/31/2017                      16,052                     16,153
  11/30/2017                      16,214                     16,316
  12/31/2017                      16,634                     16,609
   1/31/2018                      17,612                     17,383
   2/28/2018                      16,621                     16,557
   3/31/2018                      16,427                     16,271
   4/30/2018                      16,867                     16,644
   5/31/2018                      16,259                     16,329
   6/30/2018                      15,890                     16,150
   7/31/2018                      16,395                     16,546
   8/31/2018                      15,825                     16,233
   9/30/2018                      16,104                     16,360
  10/31/2018                      14,751                     15,060
  11/30/2018                      14,641                     15,047
  12/31/2018                      13,761                     14,269
   1/31/2019                      14,835                     15,287
   2/28/2019                      15,087                     15,680
   3/31/2019                      14,926                     15,760
   4/30/2019                      15,411                     16,206
   5/31/2019                      14,252                     15,440              Past performance is not predictive
   6/30/2019                      15,152                     16,357              of future performance.
   7/31/2019                      14,660                     16,160
   8/31/2019                      14,058                     15,763              The returns shown do not reflect
   9/30/2019                      14,777                     16,205              the deduction of taxes that a
  10/31/2019                      15,282                     16,729              shareholder would pay on fund
                                                                                 distributions or the redemption of
             AVERAGE ANNUAL         ONE          FIVE         TEN                fund shares.
             TOTAL RETURN           YEAR         YEARS       YEARS
             ------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    3.60%        2.64%       4.33%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                      [CHART]


                    The Japanese Small Company   MSCI Japan Small Cap Index
                              Series                  (net dividends)
                     -------------------------   --------------------------
  10/31/2009                 $10,000                     $10,000
  11/30/2009                   9,594                       9,643
  12/31/2009                   9,558                       9,462
   1/31/2010                   9,690                       9,667
   2/28/2010                   9,881                       9,850
   3/31/2010                  10,382                      10,298
   4/30/2010                  10,692                      10,577
   5/31/2010                   9,797                       9,844
   6/30/2010                   9,952                       9,887
   7/31/2010                  10,131                      10,007
   8/31/2010                   9,857                       9,795
   9/30/2010                  10,286                      10,196
  10/31/2010                  10,072                      10,112
  11/30/2010                  10,322                      10,309
  12/31/2010                  11,277                      11,349
   1/31/2011                  11,539                      11,484
   2/28/2011                  12,076                      11,946
   3/31/2011                  11,325                      11,209
   4/30/2011                  11,265                      11,219
   5/31/2011                  11,074                      11,052
   6/30/2011                  11,635                      11,464
   7/31/2011                  12,064                      11,940
   8/31/2011                  11,742                      11,452
   9/30/2011                  11,683                      11,462
  10/31/2011                  11,086                      11,039
  11/30/2011                  11,265                      10,740
  12/31/2011                  11,205                      10,908
   1/31/2012                  11,921                      11,356
   2/29/2012                  11,933                      11,479
   3/31/2012                  12,279                      11,786
   4/30/2012                  12,029                      11,615
   5/31/2012                  11,026                      10,650
   6/30/2012                  11,611                      11,105
   7/31/2012                  11,217                      10,931
   8/31/2012                  11,229                      10,869
   9/30/2012                  11,384                      11,169
  10/31/2012                  11,146                      10,928
  11/30/2012                  11,313                      11,003
  12/31/2012                  11,730                      11,345
   1/31/2013                  12,100                      11,770
   2/28/2013                  12,399                      12,169
   3/31/2013                  13,353                      13,152
   4/30/2013                  14,057                      14,017
   5/31/2013                  12,912                      12,906
   6/30/2013                  13,031                      12,871
   7/31/2013                  13,341                      13,081
   8/31/2013                  13,043                      12,904
   9/30/2013                  14,523                      14,373
  10/31/2013                  14,558                      14,314
  11/30/2013                  14,451                      14,219
  12/31/2013                  14,558                      14,334
   1/31/2014                  14,415                      14,292
   2/28/2014                  14,356                      13,975
   3/31/2014                  14,427                      14,011
   4/30/2014                  14,212                      13,751
   5/31/2014                  14,582                      14,201
   6/30/2014                  15,621                      15,207
   7/31/2014                  15,525                      15,289
   8/31/2014                  15,668                      15,179
   9/30/2014                  15,191                      14,672
  10/31/2014                  14,916                      14,279
  11/30/2014                  14,356                      14,118
  12/31/2014                  14,487                      14,266
   1/31/2015                  14,845                      14,745
   2/28/2015                  15,453                      15,276
   3/31/2015                  15,656                      15,571
   4/30/2015                  16,038                      15,862
   5/31/2015                  16,205                      16,050
   6/30/2015                  16,539                      16,284
   7/31/2015                  16,444                      16,221
   8/31/2015                  15,943                      15,666
   9/30/2015                  15,453                      15,103
  10/31/2015                  16,265                      16,111
  11/30/2015                  16,635                      16,317
  12/31/2015                  16,575                      16,452
   1/31/2016                  15,752                      15,404
   2/29/2016                  15,203                      15,245
   3/31/2016                  16,193                      16,196
   4/30/2016                  16,396                      16,901
   5/31/2016                  16,814                      16,905
   6/30/2016                  16,742                      16,805
   7/31/2016                  17,649                      17,706
   8/31/2016                  17,232                      17,079
   9/30/2016                  18,282                      18,000
  10/31/2016                  18,628                      18,240
  11/30/2016                  18,031                      17,382
  12/31/2016                  18,174                      17,697
   1/31/2017                  18,974                      18,365
   2/28/2017                  19,618                      18,929
   3/31/2017                  19,726                      18,895
   4/30/2017                  19,952                      19,218
   5/31/2017                  20,704                      19,925
   6/30/2017                  21,169                      20,112
   7/31/2017                  21,850                      20,648
   8/31/2017                  22,327                      21,033
   9/30/2017                  22,828                      21,366
  10/31/2017                  23,675                      22,098
  11/30/2017                  24,272                      22,875
  12/31/2017                  24,761                      23,228
   1/31/2018                  25,943                      24,214
   2/28/2018                  25,370                      23,921
   3/31/2018                  25,203                      23,715
   4/30/2018                  25,155                      23,747
   5/31/2018                  24,833                      23,694
   6/30/2018                  24,177                      22,968
   7/31/2018                  24,165                      22,769
   8/31/2018                  23,819                      22,623
   9/30/2018                  24,236                      22,938
  10/31/2018                  21,909                      20,769
  11/30/2018                  22,351                      21,333
  12/31/2018                  20,012                      19,514
   1/31/2019                  21,062                      20,582
   2/28/2019                  21,420                      20,814
   3/31/2019                  21,253                      20,901
   4/30/2019                  21,599                      21,084
   5/31/2019                  20,453                      20,225
   6/30/2019                  21,265                      20,718               Past performance is not predictive
   7/31/2019                  21,289                      20,985               of future performance.
   8/31/2019                  20,740                      20,782
   9/30/2019                  21,671                      21,536               The returns shown do not reflect
  10/31/2019                  22,888                      22,702               the deduction of taxes that a
                                                                               shareholder would pay on fund
                                                                               distributions or the redemption of
             AVERAGE ANNUAL        ONE         FIVE         TEN                fund shares.
             TOTAL RETURN          YEAR        YEARS       YEARS
             ----------------------------------------------------------        MSCI data copyright MSCI 2019,
                                   4.47%       8.94%       8.63%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                      [CHART]

                    The Asia Pacific            MSCI Pacific ex Japan
                  Small Company Series     Small Cap Index (net dividends)
                  --------------------     -------------------------------
  10/31/2009            $10,000                      $10,000
  11/30/2009             10,467                       10,288
  12/31/2009             10,744                       10,699
   1/31/2010             10,163                       10,015
   2/28/2010             10,345                       10,140
   3/31/2010             11,199                       10,976
   4/30/2010             11,354                       11,283
   5/31/2010              9,784                        9,579
   6/30/2010              9,666                        9,524
   7/31/2010             10,740                       10,494
   8/31/2010             10,728                       10,470
   9/30/2010             12,356                       12,042
  10/31/2010             12,891                       12,577
  11/30/2010             12,720                       12,409
  12/31/2010             13,968                       13,661
   1/31/2011             13,672                       13,264
   2/28/2011             13,759                       13,336
   3/31/2011             14,052                       13,746
   4/30/2011             14,651                       14,302
   5/31/2011             14,219                       13,974
   6/30/2011             13,741                       13,478
   7/31/2011             13,968                       13,676
   8/31/2011             12,997                       12,725
   9/30/2011             10,573                       10,411
  10/31/2011             12,227                       12,117
  11/30/2011             11,901                       11,291
  12/31/2011             11,206                       10,929
   1/31/2012             12,367                       12,064
   2/29/2012             13,300                       13,002
   3/31/2012             13,111                       12,595
   4/30/2012             13,058                       12,663
   5/31/2012             11,430                       11,019
   6/30/2012             11,673                       11,173
   7/31/2012             11,847                       11,541
   8/31/2012             12,246                       11,725
   9/30/2012             12,853                       12,349
  10/31/2012             13,141                       12,603
  11/30/2012             13,331                       12,728
  12/31/2012             13,957                       13,047
   1/31/2013             14,659                       13,739
   2/28/2013             14,723                       13,902
   3/31/2013             14,788                       13,937
   4/30/2013             14,545                       13,826
   5/31/2013             13,467                       12,809
   6/30/2013             12,515                       11,713
   7/31/2013             13,134                       12,181
   8/31/2013             13,240                       12,287
   9/30/2013             14,169                       13,232
  10/31/2013             14,583                       13,464
  11/30/2013             14,071                       12,895
  12/31/2013             14,245                       12,957
   1/31/2014             13,574                       12,356
   2/28/2014             14,359                       13,021
   3/31/2014             14,571                       13,261
   4/30/2014             14,609                       13,348
   5/31/2014             14,624                       13,457
   6/30/2014             14,738                       13,530
   7/31/2014             15,049                       13,825
   8/31/2014             15,285                       13,931
   9/30/2014             13,877                       12,651
  10/31/2014             14,078                       12,801
  11/30/2014             13,524                       12,395
  12/31/2014             13,134                       12,084
   1/31/2015             12,822                       11,846
   2/28/2015             13,448                       12,421
   3/31/2015             13,263                       12,197
   4/30/2015             14,336                       12,897
   5/31/2015             14,495                       12,834
   6/30/2015             13,475                       11,910
   7/31/2015             12,819                       11,372
   8/31/2015             11,726                       10,312
   9/30/2015             11,559                       10,099
  10/31/2015             12,413                       10,923
  11/30/2015             12,375                       10,832
  12/31/2015             12,720                       11,016
   1/31/2016             11,798                       10,059
   2/29/2016             11,976                       10,305
   3/31/2016             13,407                       11,494
   4/30/2016             13,589                       11,701
   5/31/2016             13,441                       11,506
   6/30/2016             13,665                       11,584
   7/31/2016             14,609                       12,441
   8/31/2016             14,507                       12,348
   9/30/2016             14,939                       12,606
  10/31/2016             14,484                       12,076
  11/30/2016             14,203                       11,883
  12/31/2016             14,052                       11,841
   1/31/2017             14,689                       12,222
   2/28/2017             15,106                       12,572
   3/31/2017             15,364                       12,757
   4/30/2017             15,216                       12,705
   5/31/2017             15,201                       12,784
   6/30/2017             15,770                       13,179
   7/31/2017             16,275                       13,502
   8/31/2017             16,449                       13,656
   9/30/2017             16,457                       13,740
  10/31/2017             16,832                       14,099
  11/30/2017             17,037                       14,365
  12/31/2017             17,656                       14,918
   1/31/2018             18,403                       15,569
   2/28/2018             17,803                       15,086
   3/31/2018             17,553                       14,646
   4/30/2018             17,500                       14,719
   5/31/2018             17,800                       14,789
   6/30/2018             17,284                       14,364
   7/31/2018             17,337                       14,394
   8/31/2018             16,946                       14,158
   9/30/2018             16,946                       14,139
  10/31/2018             15,463                       12,830
  11/30/2018             15,854                       13,186
  12/31/2018             14,989                       12,509
   1/31/2019             16,074                       13,575
   2/28/2019             16,646                       13,982
   3/31/2019             16,688                       14,069
   4/30/2019             16,976                       14,262
   5/31/2019             16,161                       13,730                  Past performance is not predictive
   6/30/2019             16,597                       14,354                  of future performance.
   7/31/2019             16,574                       14,536
   8/31/2019             15,554                       13,815                  The returns shown do not reflect
   9/30/2019             15,960                       14,058                  the deduction of taxes that a
  10/31/2019             16,278                       14,256                  shareholder would pay on fund
                                                                              distributions or the redemption of
            AVERAGE ANNUAL        ONE         FIVE         TEN                fund shares.
            TOTAL RETURN          YEAR        YEARS       YEARS
            ----------------------------------------------------------        MSCI data copyright MSCI 2019,
                                  5.27%       2.95%       4.99%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UNITED KINGDOM SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                  [CHART]

                        The United Kingdom          MSCI United Kingdom Small
                       Small Company Series         cap Index (net dividends)
                   ----------------------------     -------------------------
 10/31/2009                   $10,000                       $10,000
 11/30/2009                     9,971                         9,896
 12/31/2009                    10,180                        10,140
  1/31/2010                    10,081                        10,093
  2/28/2010                     9,735                         9,641
  3/31/2010                    10,552                        10,491
  4/30/2010                    10,942                        10,910
  5/31/2010                     9,706                         9,598
  6/30/2010                     9,890                         9,640
  7/31/2010                    11,225                        10,799
  8/31/2010                    10,813                        10,506
  9/30/2010                    11,968                        11,664
 10/31/2010                    12,594                        12,161
 11/30/2010                    11,976                        11,654
 12/31/2010                    13,201                        12,874
  1/31/2011                    13,392                        12,998
  2/28/2011                    13,797                        13,341
  3/31/2011                    13,543                        13,111
  4/30/2011                    14,742                        14,313
  5/31/2011                    14,654                        14,131
  6/30/2011                    14,187                        13,655
  7/31/2011                    14,095                        13,618
  8/31/2011                    12,689                        12,229
  9/30/2011                    11,409                        10,939
 10/31/2011                    12,620                        12,134
 11/30/2011                    12,237                        11,663
 12/31/2011                    11,858                        11,274
  1/31/2012                    12,907                        12,418
  2/29/2012                    13,959                        13,571
  3/31/2012                    14,264                        13,616
  4/30/2012                    14,511                        13,847
  5/31/2012                    12,877                        12,132
  6/30/2012                    13,510                        12,709
  7/31/2012                    13,738                        12,941
  8/31/2012                    14,492                        13,626
  9/30/2012                    15,239                        14,353
 10/31/2012                    15,574                        14,650
 11/30/2012                    15,673                        14,655
 12/31/2012                    16,538                        15,330
  1/31/2013                    16,832                        15,733
  2/28/2013                    16,987                        15,822
  3/31/2013                    17,494                        16,248
  4/30/2013                    17,940                        16,654
  5/31/2013                    18,109                        16,879
  6/30/2013                    17,712                        16,270
  7/31/2013                    19,213                        17,625
  8/31/2013                    19,352                        17,867
  9/30/2013                    20,662                        19,208
 10/31/2013                    21,402                        19,884
 11/30/2013                    21,891                        20,352
 12/31/2013                    23,102                        21,335
  1/31/2014                    22,557                        20,882
  2/28/2014                    24,584                        22,907
  3/31/2014                    23,830                        22,080
  4/30/2014                    23,440                        21,552
  5/31/2014                    23,422                        21,594
  6/30/2014                    23,403                        21,543
  7/31/2014                    22,678                        20,934
  8/31/2014                    23,024                        21,154
  9/30/2014                    21,711                        19,913
 10/31/2014                    21,663                        19,786
 11/30/2014                    21,497                        19,793
 12/31/2014                    21,847                        20,118
  1/31/2015                    21,358                        19,570
  2/28/2015                    23,366                        21,503
  3/31/2015                    22,156                        20,513
  4/30/2015                    23,554                        21,829
  5/31/2015                    24,742                        22,830
  6/30/2015                    24,680                        22,858
  7/31/2015                    24,731                        23,022
  8/31/2015                    23,694                        22,116
  9/30/2015                    22,980                        21,301
 10/31/2015                    23,819                        22,244
 11/30/2015                    23,782                        22,064
 12/31/2015                    23,532                        21,828
  1/31/2016                    21,670                        19,709
  2/29/2016                    21,284                        19,503
  3/31/2016                    22,561                        20,878
  4/30/2016                    22,678                        21,158
  5/31/2016                    23,046                        21,768
  6/30/2016                    20,143                        18,674
  7/31/2016                    21,233                        19,748
  8/31/2016                    21,689                        20,078
  9/30/2016                    21,718                        20,249
 10/31/2016                    20,052                        18,710
 11/30/2016                    20,533                        19,129
 12/31/2016                    20,931                        19,546
  1/31/2017                    21,600                        19,993
  2/28/2017                    21,932                        20,461
  3/31/2017                    22,498                        20,788
  4/30/2017                    24,205                        22,455
  5/31/2017                    24,470                        22,908
  6/30/2017                    23,988                        22,391
  7/31/2017                    24,934                        23,368
  8/31/2017                    24,485                        23,107
  9/30/2017                    25,765                        24,277
 10/31/2017                    26,041                        24,721
 11/30/2017                    26,019                        24,812
 12/31/2017                    27,001                        25,889
  1/31/2018                    27,870                        26,818
  2/28/2018                    25,964                        25,218
  3/31/2018                    26,405                        25,504
  4/30/2018                    27,259                        26,414
  5/31/2018                    27,211                        26,330
  6/30/2018                    26,976                        26,120
  7/31/2018                    26,832                        26,034
  8/31/2018                    26,424                        25,648
  9/30/2018                    26,118                        25,112
 10/31/2018                    23,723                        22,780
 11/30/2018                    23,068                        21,888
 12/31/2018                    21,762                        20,712
  1/31/2019                    24,040                        23,020
  2/28/2019                    25,007                        23,914
  3/31/2019                    24,757                        23,768
  4/30/2019                    25,986                        24,920
  5/31/2019                    24,102                        23,197
  6/30/2019                    24,864                        23,705              Past performance is not predictive
  7/31/2019                    23,966                        22,981              of future performance.
  8/31/2019                    23,642                        22,380
  9/30/2019                    24,798                        23,454              The returns shown do not reflect
 10/31/2019                    26,255                        24,923              the deduction of taxes that a
                                                                                 shareholder would pay on fund
                                                                                 distributions or the redemption of
            AVERAGE ANNUAL          ONE         FIVE         TEN                 fund shares.
            TOTAL RETURN            YEAR        YEARS       YEARS
            -------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                   10.67%       3.92%       10.13%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                   [CHART]

                           The Continental            MSCI Europe ex UK Small
                        Small Company Series         cap Index (net dividends)
                    ----------------------------     -------------------------
  10/31/2009                   $10,000                       $10,000
  11/30/2009                    10,304                        10,206
  12/31/2009                    10,272                        10,252
   1/31/2010                    10,103                        10,115
   2/28/2010                     9,890                         9,827
   3/31/2010                    10,625                        10,624
   4/30/2010                    10,525                        10,557
   5/31/2010                     9,029                         8,924
   6/30/2010                     8,973                         8,790
   7/31/2010                    10,047                         9,844
   8/31/2010                     9,588                         9,376
   9/30/2010                    10,907                        10,823
  10/31/2010                    11,537                        11,517
  11/30/2010                    10,642                        10,644
  12/31/2010                    12,023                        12,135
   1/31/2011                    12,366                        12,409
   2/28/2011                    12,579                        12,619
   3/31/2011                    13,003                        13,045
   4/30/2011                    13,883                        13,956
   5/31/2011                    13,415                        13,424
   6/30/2011                    12,984                        12,991
   7/31/2011                    12,251                        12,202
   8/31/2011                    10,993                        10,927
   9/30/2011                     9,338                         9,286
  10/31/2011                    10,297                        10,303
  11/30/2011                     9,618                         9,498
  12/31/2011                     9,240                         9,175
   1/31/2012                    10,120                        10,085
   2/29/2012                    10,770                        10,859
   3/31/2012                    10,789                        10,771
   4/30/2012                    10,539                        10,592
   5/31/2012                     9,100                         9,139
   6/30/2012                     9,500                         9,590
   7/31/2012                     9,404                         9,556
   8/31/2012                     9,833                         9,972
   9/30/2012                    10,353                        10,509
  10/31/2012                    10,532                        10,690
  11/30/2012                    10,674                        10,854
  12/31/2012                    11,319                        11,439
   1/31/2013                    12,177                        12,371
   2/28/2013                    12,057                        12,333
   3/31/2013                    11,787                        12,016
   4/30/2013                    12,273                        12,482
   5/31/2013                    12,501                        12,766
   6/30/2013                    12,089                        12,198
   7/31/2013                    13,143                        13,307
   8/31/2013                    13,160                        13,282
   9/30/2013                    14,312                        14,418
  10/31/2013                    15,131                        15,286
  11/30/2013                    15,406                        15,558
  12/31/2013                    15,840                        15,962
   1/31/2014                    15,742                        15,830
   2/28/2014                    17,127                        17,213
   3/31/2014                    17,215                        17,228
   4/30/2014                    17,384                        17,300
   5/31/2014                    17,455                        17,494
   6/30/2014                    17,303                        17,323
   7/31/2014                    16,293                        16,302
   8/31/2014                    16,100                        16,171
   9/30/2014                    15,241                        15,279
  10/31/2014                    14,790                        14,780
  11/30/2014                    15,146                        15,213
  12/31/2014                    14,665                        14,850
   1/31/2015                    14,766                        14,884
   2/28/2015                    15,786                        15,983
   3/31/2015                    15,710                        15,821
   4/30/2015                    16,551                        16,668
   5/31/2015                    16,570                        16,557
   6/30/2015                    16,225                        16,165
   7/31/2015                    16,681                        16,765
   8/31/2015                    16,058                        16,117
   9/30/2015                    15,492                        15,572
  10/31/2015                    16,242                        16,463
  11/30/2015                    16,215                        16,419
  12/31/2015                    16,421                        16,663
   1/31/2016                    15,308                        15,346
   2/29/2016                    15,283                        15,399
   3/31/2016                    16,587                        16,780
   4/30/2016                    16,931                        16,990
   5/31/2016                    16,967                        17,063
   6/30/2016                    16,038                        15,954
   7/31/2016                    17,100                        16,989
   8/31/2016                    17,323                        17,134
   9/30/2016                    17,754                        17,545
  10/31/2016                    17,232                        16,893
  11/30/2016                    16,595                        16,206
  12/31/2016                    17,455                        17,063
   1/31/2017                    18,223                        17,730
   2/28/2017                    18,416                        17,932
   3/31/2017                    19,208                        18,676
   4/30/2017                    20,400                        19,825
   5/31/2017                    21,522                        20,893
   6/30/2017                    21,532                        20,791
   7/31/2017                    22,358                        21,733
   8/31/2017                    22,415                        21,919
   9/30/2017                    23,170                        22,669
  10/31/2017                    23,138                        22,676
  11/30/2017                    23,185                        22,790
  12/31/2017                    23,685                        23,373
   1/31/2018                    25,322                        24,971
   2/28/2018                    24,251                        23,870
   3/31/2018                    23,891                        23,431
   4/30/2018                    23,949                        23,826
   5/31/2018                    23,479                        23,236
   6/30/2018                    23,008                        22,947
   7/31/2018                    23,643                        23,524
   8/31/2018                    23,359                        23,312
   9/30/2018                    22,908                        22,838
  10/31/2018                    20,645                        20,523
  11/30/2018                    20,181                        19,848
  12/31/2018                    19,110                        18,738
   1/31/2019                    20,625                        20,340
   2/28/2019                    21,064                        20,733
   3/31/2019                    21,020                        20,781
   4/30/2019                    22,152                        21,655              Past performance is not predictive
   5/31/2019                    20,728                        20,325              of future performance.
   6/30/2019                    22,167                        21,677
   7/31/2019                    21,451                        21,230              The returns shown do not reflect
   8/31/2019                    21,037                        20,628              the deduction of taxes that a
   9/30/2019                    21,390                        20,922              shareholder would pay on fund
  10/31/2019                    22,385                        21,806              distributions or the redemption of
                                                                                  fund shares.

             AVERAGE ANNUAL         ONE          FIVE          TEN                MSCI data copyright MSCI 2019,
             TOTAL RETURN           YEAR         YEARS        YEARS               all rights reserved. SCI data
             -------------------------------------------------------------        copyright MSCI 2019, all rights
                                    8.43%        8.64%        8.39%               reserved.

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                   [CHART]

                           The Canadian              MSCI Canada Small Cap
                       Small Company Series          Index (net dividends)
                    --------------------------     -------------------------
  10/31/2009                  $10,000                       $10,000
  11/30/2009                   10,851                        10,839
  12/31/2009                   11,546                        11,476
   1/31/2010                   11,005                        10,999
   2/28/2010                   11,662                        11,731
   3/31/2010                   12,590                        12,732
   4/30/2010                   13,041                        13,263
   5/31/2010                   11,791                        12,093
   6/30/2010                   11,250                        11,526
   7/31/2010                   12,165                        12,464
   8/31/2010                   12,023                        12,425
   9/30/2010                   13,441                        13,785
  10/31/2010                   14,317                        14,620
  11/30/2010                   15,013                        15,235
  12/31/2010                   16,546                        16,637
   1/31/2011                   16,469                        16,442
   2/28/2011                   17,603                        17,529
   3/31/2011                   17,629                        17,533
   4/30/2011                   17,964                        18,065
   5/31/2011                   17,216                        17,338
   6/30/2011                   16,263                        16,454
   7/31/2011                   16,508                        16,889
   8/31/2011                   15,258                        15,885
   9/30/2011                   12,371                        12,977
  10/31/2011                   14,356                        14,827
  11/30/2011                   13,853                        14,440
  12/31/2011                   13,634                        14,143
   1/31/2012                   14,807                        15,302
   2/29/2012                   15,374                        15,850
   3/31/2012                   14,691                        15,012
   4/30/2012                   14,356                        14,891
   5/31/2012                   12,680                        13,155
   6/30/2012                   12,706                        13,114
   7/31/2012                   13,054                        13,568
   8/31/2012                   13,608                        14,132
   9/30/2012                   14,188                        14,845
  10/31/2012                   13,995                        14,579
  11/30/2012                   13,763                        14,253
  12/31/2012                   14,085                        14,486
   1/31/2013                   14,497                        14,782
   2/28/2013                   13,789                        14,066
   3/31/2013                   14,188                        14,398
   4/30/2013                   13,724                        14,073
   5/31/2013                   13,505                        13,727
   6/30/2013                   12,951                        12,881
   7/31/2013                   13,905                        13,871
   8/31/2013                   13,776                        13,716
   9/30/2013                   14,394                        14,245
  10/31/2013                   14,794                        14,565
  11/30/2013                   14,601                        14,210
  12/31/2013                   14,961                        14,564
   1/31/2014                   14,497                        14,073
   2/28/2014                   15,425                        15,051
   3/31/2014                   15,644                        15,185
   4/30/2014                   16,327                        15,765
   5/31/2014                   16,353                        15,779
   6/30/2014                   17,590                        17,120
   7/31/2014                   16,765                        16,372
   8/31/2014                   17,345                        16,935
   9/30/2014                   15,361                        15,143
  10/31/2014                   14,227                        14,129
  11/30/2014                   13,827                        13,734
  12/31/2014                   13,505                        13,376
   1/31/2015                   12,139                        12,107
   2/28/2015                   12,887                        12,788
   3/31/2015                   12,307                        12,238
   4/30/2015                   13,660                        13,438
   5/31/2015                   13,183                        12,987
   6/30/2015                   12,642                        12,541
   7/31/2015                   11,095                        11,311
   8/31/2015                   10,786                        10,734
   9/30/2015                   10,013                        10,092
  10/31/2015                   10,670                        10,635
  11/30/2015                   10,271                        10,332
  12/31/2015                    9,781                         9,602
   1/31/2016                    9,330                         9,173
   2/29/2016                   10,116                         9,934
   3/31/2016                   11,198                        11,087
   4/30/2016                   12,835                        12,447
   5/31/2016                   12,345                        11,994
   6/30/2016                   12,951                        12,500
   7/31/2016                   13,351                        13,026
   8/31/2016                   13,067                        12,622
   9/30/2016                   13,338                        12,781
  10/31/2016                   12,887                        12,237
  11/30/2016                   13,209                        12,333
  12/31/2016                   13,544                        12,566
   1/31/2017                   14,149                        13,096
   2/28/2017                   13,840                        12,964
   3/31/2017                   14,085                        13,106
   4/30/2017                   13,531                        12,655
   5/31/2017                   13,351                        12,553
   6/30/2017                   13,930                        13,054
   7/31/2017                   14,343                        13,374
   8/31/2017                   14,523                        13,516
   9/30/2017                   14,781                        13,731
  10/31/2017                   14,446                        13,529
  11/30/2017                   14,381                        13,472
  12/31/2017                   15,052                        14,192
   1/31/2018                   15,077                        14,198
   2/28/2018                   13,982                        13,126
   3/31/2018                   13,879                        13,034
   4/30/2018                   14,510                        13,471
   5/31/2018                   14,742                        13,736
   6/30/2018                   14,639                        13,817
   7/31/2018                   14,665                        13,778
   8/31/2018                   14,330                        13,847
   9/30/2018                   14,227                        13,739
  10/31/2018                   12,938                        12,558
  11/30/2018                   12,204                        12,060
  12/31/2018                   11,521                        11,339
   1/31/2019                   12,848                        12,833
   2/28/2019                   13,093                        13,211
   3/31/2019                   12,861                        12,916
   4/30/2019                   12,861                        12,876
   5/31/2019                   12,088                        12,252
   6/30/2019                   13,131                        13,214             Past performance is not predictive
   7/31/2019                   13,441                        13,520             of future performance.
   8/31/2019                   13,235                        13,420
   9/30/2019                   13,144                        13,418             The returns shown do not reflect
  10/31/2019                   13,067                        13,368             the deduction of taxes that a
                                                                                shareholder would pay on fund
                                                                                distributions or the redemption of
             AVERAGE ANNUAL        ONE         FIVE          TEN                fund shares.
             TOTAL RETURN          YEAR        YEARS        YEARS
             -----------------------------------------------------------        MSCI data copyright MSCI 2019,
                                   1.00%       -1.69%       2.71%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                   [CHART]

                            The Emerging              MSCI Emerging Markets
                           Markets Series             Index (net dividends)
                         -----------------         -------------------------
  10/31/2009                  $10,000                       $10,000
  11/30/2009                   10,598                        10,430
  12/31/2009                   10,981                        10,841
   1/31/2010                   10,383                        10,237
   2/28/2010                   10,510                        10,273
   3/31/2010                   11,392                        11,102
   4/30/2010                   11,461                        11,237
   5/31/2010                   10,397                        10,248
   6/30/2010                   10,413                        10,173
   7/31/2010                   11,331                        11,020
   8/31/2010                   11,069                        10,806
   9/30/2010                   12,329                        12,007
  10/31/2010                   12,704                        12,356
  11/30/2010                   12,420                        12,029
  12/31/2010                   13,432                        12,888
   1/31/2011                   13,084                        12,538
   2/28/2011                   12,993                        12,421
   3/31/2011                   13,718                        13,152
   4/30/2011                   14,198                        13,560
   5/31/2011                   13,807                        13,204
   6/30/2011                   13,644                        13,001
   7/31/2011                   13,539                        12,943
   8/31/2011                   12,445                        11,786
   9/30/2011                   10,562                        10,068
  10/31/2011                   11,885                        11,402
  11/30/2011                   11,475                        10,642
  12/31/2011                   11,141                        10,513
   1/31/2012                   12,335                        11,706
   2/29/2012                   13,004                        12,407
   3/31/2012                   12,668                        11,993
   4/30/2012                   12,442                        11,850
   5/31/2012                   11,103                        10,521
   6/30/2012                   11,654                        10,927
   7/31/2012                   11,748                        11,140
   8/31/2012                   11,827                        11,103
   9/30/2012                   12,489                        11,773
  10/31/2012                   12,426                        11,701
  11/30/2012                   12,588                        11,850
  12/31/2012                   13,327                        12,429
   1/31/2013                   13,396                        12,601
   2/28/2013                   13,241                        12,442
   3/31/2013                   13,054                        12,228
   4/30/2013                   13,203                        12,320
   5/31/2013                   12,776                        12,004
   6/30/2013                   11,974                        11,240
   7/31/2013                   12,150                        11,357
   8/31/2013                   11,866                        11,162
   9/30/2013                   12,712                        11,888
  10/31/2013                   13,294                        12,466
  11/30/2013                   13,095                        12,284
  12/31/2013                   12,963                        12,106
   1/31/2014                   12,064                        11,320
   2/28/2014                   12,503                        11,695
   3/31/2014                   12,944                        12,054
   4/30/2014                   13,021                        12,094
   5/31/2014                   13,465                        12,516
   6/30/2014                   13,840                        12,849
   7/31/2014                   14,005                        13,097
   8/31/2014                   14,443                        13,392
   9/30/2014                   13,382                        12,400
  10/31/2014                   13,525                        12,546
  11/30/2014                   13,396                        12,413
  12/31/2014                   12,792                        11,841
   1/31/2015                   12,878                        11,912
   2/28/2015                   13,272                        12,281
   3/31/2015                   12,996                        12,106
   4/30/2015                   13,867                        13,037
   5/31/2015                   13,310                        12,515
   6/30/2015                   12,991                        12,190
   7/31/2015                   12,158                        11,345
   8/31/2015                   11,155                        10,319
   9/30/2015                   10,857                        10,009
  10/31/2015                   11,516                        10,723
  11/30/2015                   11,116                        10,304
  12/31/2015                   10,813                        10,075
   1/31/2016                   10,361                         9,421
   2/29/2016                   10,298                         9,406
   3/31/2016                   11,662                        10,650
   4/30/2016                   11,734                        10,708
   5/31/2016                   11,279                        10,309
   6/30/2016                   11,874                        10,721
   7/31/2016                   12,486                        11,260
   8/31/2016                   12,638                        11,540
   9/30/2016                   12,806                        11,689
  10/31/2016                   12,834                        11,716
  11/30/2016                   12,169                        11,177
  12/31/2016                   12,175                        11,202
   1/31/2017                   12,902                        11,815
   2/28/2017                   13,338                        12,176
   3/31/2017                   13,768                        12,484
   4/30/2017                   14,038                        12,757
   5/31/2017                   14,460                        13,134
   6/30/2017                   14,598                        13,266
   7/31/2017                   15,369                        14,057
   8/31/2017                   15,695                        14,371
   9/30/2017                   15,546                        14,314
  10/31/2017                   16,075                        14,815
  11/30/2017                   16,127                        14,845
  12/31/2017                   16,679                        15,378
   1/31/2018                   17,941                        16,660
   2/28/2018                   17,081                        15,891
   3/31/2018                   17,001                        15,596
   4/30/2018                   16,786                        15,527
   5/31/2018                   16,130                        14,977
   6/30/2018                   15,444                        14,355
   7/31/2018                   16,006                        14,670
   8/31/2018                   15,642                        14,273
   9/30/2018                   15,458                        14,198
  10/31/2018                   14,173                        12,961
  11/30/2018                   14,793                        13,495
  12/31/2018                   14,457                        13,138
   1/31/2019                   15,642                        14,288
   2/28/2019                   15,507                        14,320
   3/31/2019                   15,648                        14,440
   4/30/2019                   15,899                        14,744
   5/31/2019                   14,959                        13,675
   6/30/2019                   15,797                        14,528             Past performance is not predictive
   7/31/2019                   15,411                        14,350             of future performance.
   8/31/2019                   14,793                        13,651
   9/30/2019                   15,179                        13,911             The returns shown do not reflect
  10/31/2019                   15,788                        14,498             the deduction of taxes that a
                                                                                shareholder would pay on fund
                                                                                distributions or the redemption of
             AVERAGE ANNUAL         ONE         FIVE         TEN                fund shares.
             TOTAL RETURN           YEAR        YEARS       YEARS
             -----------------------------------------------------------        MSCI data copyright MSCI 2019,
                                   11.40%       3.14%       4.67%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                               [CHART]

                         The Emerging Markets           MSCI Emerging Markets
                           Small Cap Series             Index (net dividends)
                       ------------------------        -----------------------
  10/31/2009                  $10,000                         $10,000
  11/30/2009                   10,595                          10,430
  12/31/2009                   11,179                          10,841
   1/31/2010                   10,689                          10,237
   2/28/2010                   10,874                          10,273
   3/31/2010                   11,805                          11,102
   4/30/2010                   12,001                          11,237
   5/31/2010                   10,798                          10,248
   6/30/2010                   11,088                          10,173
   7/31/2010                   12,110                          11,020
   8/31/2010                   12,170                          10,806
   9/30/2010                   13,652                          12,007
  10/31/2010                   14,197                          12,356
  11/30/2010                   13,818                          12,029
  12/31/2010                   14,614                          12,888
   1/31/2011                   14,001                          12,538
   2/28/2011                   13,594                          12,421
   3/31/2011                   14,353                          13,152
   4/30/2011                   15,112                          13,560
   5/31/2011                   14,776                          13,204
   6/30/2011                   14,773                          13,001
   7/31/2011                   14,943                          12,943
   8/31/2011                   13,529                          11,786
   9/30/2011                   11,127                          10,068
  10/31/2011                   12,360                          11,402
  11/30/2011                   11,763                          10,642
  12/31/2011                   11,450                          10,513
   1/31/2012                   12,746                          11,706
   2/29/2012                   13,792                          12,407
   3/31/2012                   13,443                          11,993
   4/30/2012                   13,122                          11,850
   5/31/2012                   11,927                          10,521
   6/30/2012                   12,384                          10,927
   7/31/2012                   12,238                          11,140
   8/31/2012                   12,559                          11,103
   9/30/2012                   13,294                          11,773
  10/31/2012                   13,250                          11,701
  11/30/2012                   13,485                          11,850
  12/31/2012                   14,319                          12,429
   1/31/2013                   14,588                          12,601
   2/28/2013                   14,742                          12,442
   3/31/2013                   14,679                          12,228
   4/30/2013                   14,979                          12,320
   5/31/2013                   14,773                          12,004
   6/30/2013                   13,495                          11,240
   7/31/2013                   13,563                          11,357
   8/31/2013                   13,002                          11,162
   9/30/2013                   13,957                          11,888
  10/31/2013                   14,497                          12,466
  11/30/2013                   14,296                          12,284
  12/31/2013                   14,184                          12,106
   1/31/2014                   13,581                          11,320
   2/28/2014                   14,191                          11,695
   3/31/2014                   14,682                          12,054
   4/30/2014                   14,804                          12,094
   5/31/2014                   15,313                          12,516
   6/30/2014                   15,715                          12,849
   7/31/2014                   15,754                          13,097
   8/31/2014                   16,244                          13,392
   9/30/2014                   15,443                          12,400
  10/31/2014                   15,308                          12,546
  11/30/2014                   15,141                          12,413
  12/31/2014                   14,679                          11,841
   1/31/2015                   14,919                          11,912
   2/28/2015                   15,305                          12,281
   3/31/2015                   15,193                          12,106
   4/30/2015                   16,278                          13,037
   5/31/2015                   16,059                          12,515
   6/30/2015                   15,514                          12,190
   7/31/2015                   14,567                          11,345
   8/31/2015                   13,146                          10,319
   9/30/2015                   13,127                          10,009
  10/31/2015                   13,865                          10,723
  11/30/2015                   13,584                          10,304
  12/31/2015                   13,461                          10,075
   1/31/2016                   12,666                           9,421
   2/29/2016                   12,613                           9,406
   3/31/2016                   14,168                          10,650
   4/30/2016                   14,533                          10,708
   5/31/2016                   13,931                          10,309
   6/30/2016                   14,703                          10,721
   7/31/2016                   15,561                          11,260
   8/31/2016                   15,662                          11,540
   9/30/2016                   15,926                          11,689
  10/31/2016                   15,869                          11,716
  11/30/2016                   14,909                          11,177
  12/31/2016                   15,003                          11,202
   1/31/2017                   15,879                          11,815
   2/28/2017                   16,716                          12,176
   3/31/2017                   17,240                          12,484
   4/30/2017                   17,465                          12,757
   5/31/2017                   17,540                          13,134
   6/30/2017                   17,655                          13,266
   7/31/2017                   18,404                          14,057
   8/31/2017                   18,829                          14,371
   9/30/2017                   18,745                          14,314
  10/31/2017                   19,288                          14,815
  11/30/2017                   19,588                          14,845
  12/31/2017                   20,381                          15,378
   1/31/2018                   21,716                          16,660
   2/28/2018                   20,803                          15,891
   3/31/2018                   20,694                          15,596
   4/30/2018                   20,498                          15,527
   5/31/2018                   20,047                          14,977
   6/30/2018                   18,709                          14,355
   7/31/2018                   19,017                          14,670
   8/31/2018                   18,466                          14,273
   9/30/2018                   17,879                          14,198
  10/31/2018                   16,189                          12,961
  11/30/2018                   17,191                          13,495
  12/31/2018                   16,875                          13,138
   1/31/2019                   18,130                          14,288
   2/28/2019                   18,192                          14,320
   3/31/2019                   18,388                          14,440
   4/30/2019                   18,565                          14,744
   5/31/2019                   17,653                          13,675             Past performance is not predictive
   6/30/2019                   18,550                          14,528             of future performance.
   7/31/2019                   18,101                          14,350
   8/31/2019                   17,347                          13,651             The returns shown do not reflect
   9/30/2019                   17,692                          13,911             the deduction of taxes that a
  10/31/2019                   18,370                          14,498             shareholder would pay on fund
                                                                                  distributions or the redemption of
             AVERAGE ANNUAL          ONE          FIVE         TEN                fund shares.
             TOTAL RETURN            YEAR         YEARS       YEARS
             -------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    13.47%        3.71%       6.27%               all rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2019

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

                                                 RETURN IN U.S. DOLLARS
                                                 ----------------------
        MSCI World ex USA Index.................         11.08%
        MSCI World ex USA Mid Cap Index.........         10.71%
        MSCI World ex USA Small Cap Index.......          8.61%
        MSCI World ex USA Value Index...........          5.95%
        MSCI World ex USA Growth Index..........         16.25%

   For the 12 Months Ended October 31, 2019, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                        12 MONTHS ENDED OCTOBER 31, 2019
                        --------------------------------

       TEN LARGEST FOREIGN DEVELOPED
       MARKETS BY MARKET CAP          LOCAL RETURN RETURN IN U.S. DOLLARS
       -----------------------------  ------------ ----------------------
       Japan.........................     4.57%             9.16%
       United Kingdom................     5.73%             7.08%
       France........................    14.29%            12.54%
       Canada........................    11.54%            11.45%
       Switzerland...................    16.43%            18.69%
       Germany.......................     9.14%             7.46%
       Australia.....................    20.12%            16.76%
       Netherlands...................    21.77%            20.09%
       Hong Kong.....................    15.60%            15.63%
       Spain.........................     7.47%             5.82%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   Emerging markets had positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

                                                 RETURN IN U.S. DOLLARS
                                                 ----------------------
        MSCI Emerging Markets Index.............         11.86%
        MSCI Emerging Markets Mid Cap Index.....         11.08%
        MSCI Emerging Markets Small Cap Index...          9.69%
        MSCI Emerging Markets Value Index.......          6.00%
        MSCI Emerging Markets Growth Index......         17.97%

   For the 12 Months Ended October 31, 2019, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of emerging markets.

                        12 MONTHS ENDED OCTOBER 31, 2019
                        --------------------------------

       TEN LARGEST EMERGING MARKETS
       BY MARKET CAP                  LOCAL RETURN RETURN IN U.S. DOLLARS
       ----------------------------   ------------ ----------------------
       China.........................    12.94%            12.90%
       Korea.........................     7.43%             5.22%
       Taiwan........................    20.39%            22.38%
       India.........................    12.67%            17.46%
       Brazil........................    22.35%            13.21%
       South Africa..................    10.59%             8.41%
       Russia........................    31.36%            34.30%
       Thailand......................    -4.10%             5.28%
       Mexico........................     1.02%             6.71%
       Saudi Arabia..................    -1.29%            -1.27%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series invests in developed ex U.S. large company value stocks. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2019, the Series held approximately 550 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 3.60% for the Series and 11.08% for the MSCI World ex USA Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks for the period, the Series' focus on value stocks detracted from performance relative to the style-neutral benchmark.

THE JAPANESE SMALL COMPANY SERIES

   The Japanese Small Company Series invests in Japanese small company stocks. The Series generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Series held approximately 1,800 securities. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 4.47% for the Series and 9.31% for the MSCI Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Series' greater allocations to small- and micro-caps detracted from performance relative to the benchmark, as stocks with smaller market capitalizations underperformed. The Series' exclusion of stocks with the lowest profitability and highest relative price had a negative impact on relative performance, as those stocks outperformed. At the sector level, the Series' exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in Japan.

THE ASIA PACIFIC SMALL COMPANY SERIES

   The Asia Pacific Small Company Series invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The Series generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Series held approximately 810 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 5.27% for the Series and 11.11% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Series' greater emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, as small-caps underperformed mid-caps in Asia Pacific (ex Japan) markets for the period. At the sector level, the Series' exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in Asia Pacific (ex Japan) markets. The Series' exclusion of stocks with the lowest profitability and highest relative price had a negative impact on relative performance, as those securities also outperformed.

THE UNITED KINGDOM SMALL COMPANY SERIES

   The United Kingdom Small Company Series invests in small company stocks in the U.K. The Series generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Series held approximately 350 securities. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 10.67% for the Series and 9.41% for the MSCI United Kingdom Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.K. equity market rather than by the behavior of a limited number of stocks. The Series' exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those securities underperformed for the period. Conversely, at the sector level, the Series' exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in the U.K.

THE CONTINENTAL SMALL COMPANY SERIES

   The Continental Small Company Series invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel. The Series generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Series held approximately 1,100 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 8.43% for the Series and 6.25% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in eligible markets rather than by the behavior of a limited number of stocks. The Series and its benchmark use different methodologies to determine which small-cap stocks are eligible for purchase or to hold. This methodology variance led to country-by-country differences between the maximum market capitalization of small-cap stocks bought and held by the Series relative to the benchmark, which in turn led to differences in holdings between the Series and the benchmark. These holdings differences contributed positively to the Series' performance relative to the benchmark. The Series' exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as those securities underperformed for the year. Conversely, at the sector level, the Series' exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in eligible markets.

THE CANADIAN SMALL COMPANY SERIES

   The Canadian Small Company Series invests in small company stocks in Canada. The Series generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2019, the Series held approximately 320 securities. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 1.00% for the Series and 6.45% for the MSCI Canada Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Canadian equity market rather than by the behavior of a limited number of stocks. The Series' greater exposure to small-cap stocks with smaller relative market capitalizations detracted from performance relative to the benchmark, as stocks with smaller market capitalizations underperformed in Canada for the period. At the sector level, the Series' exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in Canada.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series invests in large-cap stocks in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the large-cap segment of emerging markets. As of October 31, 2019, the Series held approximately 1,200 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 11.40% for the Series and 11.86% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Series' greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks underperformed high relative price (growth) stocks in emerging markets for the period.

THE EMERGING MARKETS SMALL CAP SERIES

   The Emerging Markets Small Cap Series invests in small company stocks in emerging markets. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Series held approximately 4,200 securities in 18 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 13.47% for the Series and 11.86% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Series' greater allocations to Taiwan and Brazil had a positive impact on relative performance, as small-caps in Taiwan and Brazil outperformed for the period.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLES

                                     BEGINNING  ENDING               EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                       VALUE    VALUE     EXPENSE     DURING
                                     05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                     --------- --------- ---------- ----------
 THE DFA INTERNATIONAL VALUE SERIES
 ----------------------------------
 Actual Fund Return................. $1,000.00 $  991.60    0.22%     $1.10
 Hypothetical 5% Annual Return...... $1,000.00 $1,024.10    0.22%     $1.12

 THE JAPANESE SMALL COMPANY SERIES
 ---------------------------------
 Actual Fund Return................. $1,000.00 $1,059.70    0.12%     $0.62
 Hypothetical 5% Annual Return...... $1,000.00 $1,024.60    0.12%     $0.61

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         BEGINNING  ENDING               EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                           VALUE    VALUE     EXPENSE     DURING
                                         05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                         --------- --------- ---------- ----------
THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $  958.90    0.13%     $0.64
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%     $0.66

THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,010.30    0.12%     $0.61
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%     $0.61

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return...................... $1,000.00 $1,010.50    0.13%     $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%     $0.66

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,016.00    0.12%     $0.61
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%     $0.61

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return...................... $1,000.00 $  993.10    0.15%     $0.75
Hypothetical 5% Annual Return........... $1,000.00 $1,024.45    0.15%     $0.77

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $  989.50    0.25%     $1.25
Hypothetical 5% Annual Return........... $1,000.00 $1,023.95    0.25%     $1.28

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 27 and 30, 2019. They are available upon request, without charge, by calling collect:
(512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

                      THE DFA INTERNATIONAL VALUE SERIES
                   Communication Services.............   4.6%
                   Consumer Discretionary.............  16.3%
                   Consumer Staples...................   3.9%
                   Energy.............................  12.6%
                   Financials.........................  30.1%
                   Health Care........................   4.7%
                   Industrials........................  10.2%
                   Information Technology.............   1.6%
                   Materials..........................  11.9%
                   Real Estate........................   3.0%
                   Utilities..........................   1.1%
                                                       -----
                                                       100.0%

                       THE JAPANESE SMALL COMPANY SERIES
                   Communication Services.............   2.7%
                   Consumer Discretionary.............  18.4%
                   Consumer Staples...................   7.2%
                   Energy.............................   1.4%
                   Financials.........................   8.3%
                   Health Care........................   4.6%
                   Industrials........................  30.5%
                   Information Technology.............  13.2%
                   Materials..........................  10.3%
                   Real Estate........................   2.2%
                   Utilities..........................   1.2%
                                                       -----
                                                       100.0%

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                   Communication Services.............   8.8%
                   Consumer Discretionary.............  19.3%
                   Consumer Staples...................   6.5%
                   Energy.............................   2.4%
                   Financials.........................  12.0%
                   Health Care........................   5.4%
                   Industrials........................  13.5%
                   Information Technology.............   8.4%
                   Materials..........................  13.4%
                   Real Estate........................   7.4%
                   Utilities..........................   2.9%
                                                       -----
                                                       100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                   Communication Services.............   4.7%
                   Consumer Discretionary.............  21.8%
                   Consumer Staples...................   5.2%
                   Energy.............................   3.8%
                   Financials.........................  13.8%
                   Health Care........................   3.2%
                   Industrials........................  28.9%
                   Information Technology.............   6.5%
                   Materials..........................   5.6%
                   Real Estate........................   4.4%
                   Utilities..........................   2.1%
                                                       -----
                                                       100.0%

                     THE CONTINENTAL SMALL COMPANY SERIES
                   Communication Services.............   7.0%
                   Consumer Discretionary.............   9.6%
                   Consumer Staples...................   4.8%
                   Energy.............................   3.5%
                   Financials.........................  13.0%
                   Health Care........................   6.8%
                   Industrials........................  25.1%
                   Information Technology.............  10.8%
                   Materials..........................   7.2%
                   Real Estate........................   7.5%
                   Utilities..........................   4.7%
                                                       -----
                                                       100.0%

                       THE CANADIAN SMALL COMPANY SERIES
                   Communication Services.............   2.3%
                   Consumer Discretionary.............   5.5%
                   Consumer Staples...................   4.6%
                   Energy.............................  14.9%
                   Financials.........................  10.6%
                   Health Care........................   1.8%
                   Industrials........................  11.5%
                   Information Technology.............   4.0%
                   Materials..........................  33.2%
                   Real Estate........................   4.7%
                   Utilities..........................   6.9%
                                                       -----
                                                       100.0%

                          THE EMERGING MARKETS SERIES
                   Communication Services.............   9.2%
                   Consumer Discretionary.............   9.7%
                   Consumer Staples...................   8.0%
                   Energy.............................   7.5%
                   Financials.........................  21.9%
                   Health Care........................   2.5%
                   Industrials........................   7.0%
                   Information Technology.............  19.3%
                   Materials..........................   9.5%
                   Real Estate........................   2.6%
                   Utilities..........................   2.8%
                                                       -----
                                                       100.0%

                     THE EMERGING MARKETS SMALL CAP SERIES
                   Communication Services.............   3.5%
                   Consumer Discretionary.............  14.8%
                   Consumer Staples...................   7.4%
                   Energy.............................   1.6%
                   Financials.........................   8.6%
                   Health Care........................   6.9%
                   Industrials........................  14.9%
                   Information Technology.............  16.1%
                   Materials..........................  12.6%
                   Real Estate........................   7.7%
                   Utilities..........................   5.9%
                                                       -----
                                                       100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (96.6%)
AUSTRALIA -- (6.5%)
    Australia & New Zealand Banking Group, Ltd....................... 10,445,267         $  191,953,787                1.5%
    National Australia Bank, Ltd.....................................  5,095,804            100,026,219                0.8%
    Woodside Petroleum, Ltd..........................................  3,123,201             69,220,947                0.6%
    Other Securities.................................................                       448,988,061                3.6%
                                                                                         --------------               ----
TOTAL AUSTRALIA......................................................                       810,189,014                6.5%
                                                                                         --------------               ----
AUSTRIA -- (0.1%)
    Other Security...................................................                         8,691,555                0.1%
                                                                                         --------------               ----
BELGIUM -- (1.0%)
    Other Securities.................................................                       124,444,141                1.0%
                                                                                         --------------               ----
CANADA -- (8.1%)
    Bank of Montreal, (2073174)......................................  1,357,448            100,437,577                0.8%
#   Bank of Nova Scotia (The)........................................  1,142,490             65,498,952                0.5%
    Canadian Natural Resources, Ltd..................................  2,927,565             73,833,189                0.6%
    Magna International, Inc.........................................  1,359,530             73,101,928                0.6%
#   Suncor Energy, Inc., (B3NB0P5)...................................  1,502,973             44,623,268                0.4%
    Suncor Energy, Inc., (B3NB1P2)...................................  3,145,720             93,528,520                0.8%
    Other Securities.................................................                       566,135,644                4.5%
                                                                                         --------------               ----
TOTAL CANADA.........................................................                     1,017,159,078                8.2%
                                                                                         --------------               ----
DENMARK -- (1.6%)
    Vestas Wind Systems A.S..........................................    774,838             63,124,344                0.5%
    Other Securities.................................................                       137,947,292                1.1%
                                                                                         --------------               ----
TOTAL DENMARK........................................................                       201,071,636                1.6%
                                                                                         --------------               ----
FINLAND -- (0.9%)
    Other Securities.................................................                       107,311,398                0.9%
                                                                                         --------------               ----
FRANCE -- (10.2%)
    AXA SA...........................................................  2,698,893             71,442,974                0.6%
    BNP Paribas SA...................................................  1,990,380            104,016,346                0.8%
    Cie de Saint-Gobain..............................................  2,069,157             84,272,496                0.7%
    Cie Generale des Etablissements Michelin SCA.....................    664,554             80,914,229                0.7%
#   Orange SA........................................................  5,978,647             96,223,277                0.8%
    Peugeot SA.......................................................  3,133,702             79,364,489                0.6%
#   Total SA.........................................................  6,874,996            363,468,614                2.9%
    Other Securities.................................................                       396,067,499                3.2%
                                                                                         --------------               ----
TOTAL FRANCE.........................................................                     1,275,769,924               10.3%
                                                                                         --------------               ----
GERMANY -- (6.6%)
    Bayer AG.........................................................  1,905,818            147,846,053                1.2%
    Bayerische Motoren Werke AG......................................  1,225,665             93,854,917                0.8%
    Daimler AG.......................................................  3,530,733            205,922,022                1.7%
    Volkswagen AG....................................................    125,075             23,644,195                0.2%
    Other Securities.................................................                       350,741,256                2.7%
                                                                                         --------------               ----
TOTAL GERMANY........................................................                       822,008,443                6.6%
                                                                                         --------------               ----

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
HONG KONG -- (2.9%)
    CK Hutchison Holdings, Ltd.......................................  7,657,984         $   70,706,751                0.6%
#   Sun Hung Kai Properties, Ltd.....................................  4,291,920             65,036,781                0.5%
    Other Securities.................................................                       228,739,233                1.8%
                                                                                         --------------               ----
TOTAL HONG KONG......................................................                       364,482,765                2.9%
                                                                                         --------------               ----
IRELAND -- (0.3%)
    Other Securities.................................................                        34,882,354                0.3%
                                                                                         --------------               ----
ISRAEL -- (0.4%)
    Other Securities.................................................                        47,094,287                0.4%
                                                                                         --------------               ----
ITALY -- (2.2%)
    Eni SpA..........................................................  3,780,702             57,356,971                0.5%
    Other Securities.................................................                       218,731,458                1.7%
                                                                                         --------------               ----
TOTAL ITALY..........................................................                       276,088,429                2.2%
                                                                                         --------------               ----
JAPAN -- (21.9%)
    Hitachi, Ltd.....................................................  1,735,400             64,769,362                0.5%
    Honda Motor Co., Ltd.............................................  4,590,300            124,185,871                1.0%
#   Honda Motor Co., Ltd., Sponsored ADR.............................     26,040                702,299                0.0%
    Mitsubishi UFJ Financial Group, Inc.............................. 11,934,650             61,872,666                0.5%
    Sumitomo Mitsui Financial Group, Inc.............................  2,857,600            101,453,852                0.8%
    Toyota Motor Corp................................................  3,658,590            253,836,203                2.0%
#   Toyota Motor Corp., Sponsored ADR................................    212,618             29,458,224                0.2%
    Other Securities.................................................                     2,100,641,089               17.0%
                                                                                         --------------               ----
TOTAL JAPAN..........................................................                     2,736,919,566               22.0%
                                                                                         --------------               ----
NETHERLANDS -- (3.5%)
    ING Groep NV.....................................................  6,111,967             69,208,773                0.6%
    Koninklijke Ahold Delhaize NV....................................  5,195,538            129,473,095                1.0%
    Koninklijke DSM NV...............................................    645,359             76,596,330                0.6%
    Other Securities.................................................                       160,691,871                1.3%
                                                                                         --------------               ----
TOTAL NETHERLANDS....................................................                       435,970,069                3.5%
                                                                                         --------------               ----
NEW ZEALAND -- (0.2%)
    Other Securities.................................................                        25,446,474                0.2%
                                                                                         --------------               ----
NORWAY -- (0.8%)
    Other Securities.................................................                        94,188,669                0.8%
                                                                                         --------------               ----
PORTUGAL -- (0.0%)
    Other Securities.................................................                         6,172,620                0.1%
                                                                                         --------------               ----
SINGAPORE -- (1.0%)
    Other Securities.................................................                       130,414,832                1.1%
                                                                                         --------------               ----
SPAIN -- (2.1%)
    Banco Santander SA............................................... 52,022,978            208,887,734                1.7%
    Banco Santander SA, Sponsored ADR................................     71,002                281,168                0.0%
    Other Securities.................................................                        58,466,742                0.5%
                                                                                         --------------               ----
TOTAL SPAIN..........................................................                       267,635,644                2.2%
                                                                                         --------------               ----

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                                                       PERCENTAGE
                                                           SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                         ----------- ------------------------------- ---------------
SWEDEN -- (2.3%)
      Other Securities..................................                     $   291,790,921                2.3%
                                                                             ---------------              -----
SWITZERLAND -- (9.4%)
      ABB, Ltd..........................................   3,061,074              64,282,501                0.5%
#     Cie Financiere Richemont SA.......................   1,165,784              91,608,647                0.7%
      Lonza Group AG....................................     193,034              69,575,711                0.6%
      Novartis AG.......................................   2,468,436             215,680,082                1.7%
#     Novartis AG, Sponsored ADR........................     333,391              29,151,709                0.2%
      UBS Group AG......................................   6,275,625              74,273,024                0.6%
      Zurich Insurance Group AG.........................     445,436             174,477,301                1.4%
      Other Securities..................................                         452,874,807                3.7%
                                                                             ---------------              -----
TOTAL SWITZERLAND.......................................                       1,171,923,782                9.4%
                                                                             ---------------              -----
UNITED KINGDOM -- (14.6%)
      Anglo American P.L.C..............................   3,439,726              88,528,544                0.7%
      Aviva P.L.C.......................................  16,319,347              87,962,023                0.7%
      BP P.L.C., Sponsored ADR..........................   3,728,757             141,357,178                1.1%
      British American Tobacco P.L.C....................   3,130,216             109,482,004                0.9%
#     British American Tobacco P.L.C., Sponsored ADR....     952,398              33,295,834                0.3%
      Glencore P.L.C....................................  26,606,474              80,308,409                0.6%
      HSBC Holdings P.L.C...............................  13,949,143             105,387,283                0.9%
      HSBC Holdings P.L.C., Sponsored ADR...............   2,719,882             102,784,340                0.8%
      Lloyds Banking Group P.L.C........................ 181,694,609             133,655,657                1.1%
#     Lloyds Banking Group P.L.C., ADR..................   1,479,223               4,289,747                0.0%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class A..   3,293,873             190,945,796                1.5%
#     Royal Dutch Shell P.L.C., Sponsored ADR, Class B..   3,560,210             207,524,641                1.7%
      Vodafone Group P.L.C..............................  58,351,986             119,080,026                1.0%
#     Vodafone Group P.L.C., Sponsored ADR..............   4,011,201              81,908,730                0.7%
      Other Securities..................................                         331,554,465                2.6%
                                                                             ---------------              -----
TOTAL UNITED KINGDOM....................................                       1,818,064,677               14.6%
                                                                             ---------------              -----
TOTAL COMMON STOCKS.....................................                      12,067,720,278               97.2%
                                                                             ---------------              -----
PREFERRED STOCKS -- (1.3%)

GERMANY -- (1.3%)
      Volkswagen AG.....................................     701,336             133,327,635                1.0%
      Other Securities..................................                          33,433,446                0.3%
                                                                             ---------------              -----
TOTAL GERMANY...........................................                         166,761,081                1.3%
                                                                             ---------------              -----
TOTAL INVESTMENT SECURITIES
  (Cost $12,023,744,028)................................                      12,234,481,359
                                                                             ---------------

                                                                                 VALUE+
                                                                     -------------------------------
SECURITIES LENDING COLLATERAL -- (2.1%)
@(S)  The DFA Short Term Investment Fund................  22,261,860             257,591,985                2.1%
                                                                             ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $12,281,304,441)................................                     $12,492,073,344              100.6%
                                                                             ===============              =====

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED


As of October 31, 2019, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index..........     44     12/20/19  $  4,216,215 $  4,305,840   $   89,625
S&P 500(R) Emini Index...    676     12/20/19   101,655,047  102,610,040      954,993
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $105,871,262 $106,915,880   $1,044,618
                                               ============ ============   ==========

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------------
                                                                LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                                             -------------- --------------- ------- ---------------
Common Stocks
   Australia................................................             -- $   810,189,014   --    $   810,189,014
   Austria..................................................             --       8,691,555   --          8,691,555
   Belgium..................................................             --     124,444,141   --        124,444,141
   Canada................................................... $1,017,159,078              --   --      1,017,159,078
   Denmark..................................................             --     201,071,636   --        201,071,636
   Finland..................................................             --     107,311,398   --        107,311,398
   France...................................................         42,302   1,275,727,622   --      1,275,769,924
   Germany..................................................     12,174,548     809,833,895   --        822,008,443
   Hong Kong................................................             --     364,482,765   --        364,482,765
   Ireland..................................................      7,252,879      27,629,475   --         34,882,354
   Israel...................................................             --      47,094,287   --         47,094,287
   Italy....................................................     37,407,081     238,681,348   --        276,088,429
   Japan....................................................     61,015,488   2,675,904,078   --      2,736,919,566
   Netherlands..............................................     24,949,700     411,020,369   --        435,970,069
   New Zealand..............................................             --      25,446,474   --         25,446,474
   Norway...................................................             --      94,188,669   --         94,188,669
   Portugal.................................................             --       6,172,620   --          6,172,620
   Singapore................................................             --     130,414,832   --        130,414,832
   Spain....................................................      3,096,838     264,538,806   --        267,635,644
   Sweden...................................................             --     291,790,921   --        291,790,921
   Switzerland..............................................     60,453,348   1,111,470,434   --      1,171,923,782
   United Kingdom...........................................    847,286,736     970,777,941   --      1,818,064,677
Preferred Stocks
   Germany..................................................             --     166,761,081   --        166,761,081
Securities Lending Collateral...............................             --     257,591,985   --        257,591,985
Futures Contracts**.........................................      1,044,618              --   --          1,044,618
                                                             -------------- ---------------   --    ---------------
TOTAL....................................................... $2,071,882,616 $10,421,235,346   --    $12,493,117,962
                                                             ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (97.6%)
COMMUNICATION SERVICES -- (2.6%)
    Other Securities.................................................                    $100,852,769                 2.7%
                                                                                         ------------                ----
CONSUMER DISCRETIONARY -- (18.0%)
    Autobacs Seven Co., Ltd..........................................   555,300             9,166,960                 0.3%
#   Fujitsu General, Ltd.............................................   512,500             9,251,020                 0.3%
    Showa Corp.......................................................   399,000             8,336,955                 0.2%
    Other Securities.................................................                     657,574,356                17.5%
                                                                                         ------------                ----
TOTAL CONSUMER DISCRETIONARY.........................................                     684,329,291                18.3%
                                                                                         ------------                ----
CONSUMER STAPLES -- (7.1%)
    Milbon Co., Ltd..................................................   170,552             9,341,344                 0.3%
    Morinaga Milk Industry Co., Ltd..................................   250,300             9,731,214                 0.3%
    Other Securities.................................................                     250,052,565                 6.6%
                                                                                         ------------                ----
TOTAL CONSUMER STAPLES...............................................                     269,125,123                 7.2%
                                                                                         ------------                ----
ENERGY -- (1.3%)
    Iwatani Corp.....................................................   294,300            10,205,404                 0.3%
    Other Securities.................................................                      40,052,153                 1.0%
                                                                                         ------------                ----
TOTAL ENERGY.........................................................                      50,257,557                 1.3%
                                                                                         ------------                ----
FINANCIALS -- (8.1%)
    Fuyo General Lease Co., Ltd......................................   150,600             9,815,904                 0.3%
    Hokuhoku Financial Group, Inc....................................   923,400             9,032,551                 0.2%
    Jafco Co., Ltd...................................................   241,100             9,056,167                 0.2%
    Other Securities.................................................                     279,431,248                 7.5%
                                                                                         ------------                ----
TOTAL FINANCIALS.....................................................                     307,335,870                 8.2%
                                                                                         ------------                ----
HEALTH CARE -- (4.5%)
    Miraca Holdings, Inc.............................................   472,500            11,152,044                 0.3%
    Other Securities.................................................                     160,281,465                 4.3%
                                                                                         ------------                ----
TOTAL HEALTH CARE....................................................                     171,433,509                 4.6%
                                                                                         ------------                ----
INDUSTRIALS -- (29.7%)
    Daiseki Co., Ltd.................................................   305,263             8,867,639                 0.2%
#   DMG Mori Co., Ltd................................................   701,300            11,354,168                 0.3%
    Duskin Co., Ltd..................................................   346,300             9,201,820                 0.3%
    Fujikura, Ltd.................................................... 1,953,600             9,064,834                 0.3%
    Glory, Ltd.......................................................   299,055             8,804,941                 0.2%
    Hanwa Co., Ltd...................................................   285,000             8,303,047                 0.2%
    Hazama Ando Corp................................................. 1,528,900            11,846,070                 0.3%
    Inaba Denki Sangyo Co., Ltd......................................   201,800             9,270,433                 0.3%
    Japan Steel Works, Ltd. (The)....................................   421,200             8,875,711                 0.2%
*   Kawasaki Kisen Kaisha, Ltd.......................................   632,300             9,408,578                 0.3%
    Kumagai Gumi Co., Ltd............................................   303,400             9,353,855                 0.3%
    Maeda Corp.......................................................   930,800             8,638,586                 0.2%
    Makino Milling Machine Co., Ltd..................................   177,900             8,845,037                 0.2%
    Meitec Corp......................................................   216,400            11,280,995                 0.3%
    Mirait Holdings Corp.............................................   586,235             9,413,178                 0.3%
    Nichias Corp.....................................................   480,100            10,128,253                 0.3%
    Nikkon Holdings Co., Ltd.........................................   385,300             9,365,788                 0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                                                                                    PERCENTAGE
                                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                        --------- ------------------------------- ---------------
INDUSTRIALS -- (Continued)
      Nishimatsu Construction Co., Ltd.................................   398,600         $    8,299,205                 0.2%
      NTN Corp......................................................... 3,034,100              9,407,385                 0.3%
      Outsourcing, Inc.................................................   822,100              8,849,066                 0.2%
      Penta-Ocean Construction Co., Ltd................................ 1,716,400             10,529,135                 0.3%
      Shinmaywa Industries, Ltd........................................   707,200              8,712,038                 0.2%
      SMS Co., Ltd.....................................................   398,300              9,765,014                 0.3%
      Ushio, Inc.......................................................   973,200             14,544,315                 0.4%
      Other Securities.................................................                      900,111,597                23.8%
                                                                                          --------------               -----
TOTAL INDUSTRIALS......................................................                    1,132,240,688                30.2%
                                                                                          --------------               -----
INFORMATION TECHNOLOGY -- (12.9%)
      NSD Co., Ltd.....................................................   293,480              9,046,407                 0.2%
      Oki Electric Industry Co., Ltd...................................   699,800              9,391,632                 0.3%
      Tokyo Seimitsu Co., Ltd..........................................   315,100             10,120,723                 0.3%
      Topcon Corp......................................................   862,100             11,887,112                 0.3%
      Ulvac, Inc.......................................................   237,200             10,377,361                 0.3%
      Other Securities.................................................                      438,718,873                11.7%
                                                                                          --------------               -----
TOTAL INFORMATION TECHNOLOGY...........................................                      489,542,108                13.1%
                                                                                          --------------               -----
MATERIALS -- (10.1%)
      ADEKA Corp.......................................................   665,700              9,526,870                 0.3%
      Kureha Corp......................................................   141,650              9,053,385                 0.2%
      Mitsui Mining & Smelting Co., Ltd................................   484,900             13,551,811                 0.4%
      Nippon Light Metal Holdings Co., Ltd............................. 4,755,800              9,250,215                 0.3%
      Sumitomo Osaka Cement Co., Ltd...................................   238,699             10,419,680                 0.3%
      Toagosei Co., Ltd................................................   871,100              9,655,071                 0.3%
      Tokuyama Corp....................................................   414,298             11,067,550                 0.3%
      Tokyo Ohka Kogyo Co., Ltd........................................   242,500              9,603,821                 0.3%
      Toyobo Co., Ltd..................................................   715,200              9,667,381                 0.3%
      Other Securities.................................................                      292,639,320                 7.5%
                                                                                          --------------               -----
TOTAL MATERIALS........................................................                      384,435,104                10.2%
                                                                                          --------------               -----
REAL ESTATE -- (2.1%)
      Kenedix, Inc..................................................... 1,600,900              8,713,937                 0.2%
#     Unizo Holdings Co., Ltd..........................................   211,100              9,736,461                 0.3%
      Other Securities.................................................                       61,699,038                 1.6%
                                                                                          --------------               -----
TOTAL REAL ESTATE......................................................                       80,149,436                 2.1%
                                                                                          --------------               -----
UTILITIES -- (1.2%)
      Other Securities.................................................                       45,413,941                 1.2%
                                                                                          --------------               -----
TOTAL COMMON STOCKS
  (Cost $3,300,844,445)................................................                    3,715,115,396                99.1%
                                                                                          --------------               -----
                                                                                              VALUE+
                                                                                  -------------------------------
SECURITIES LENDING COLLATERAL -- (2.4%)
@(S)  The DFA Short Term Investment Fund............................... 7,882,015             91,202,795                 2.5%
                                                                                          --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,392,036,762)................................................                   $3,806,318,191               101.6%
                                                                                          ==============               =====

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ------------------------------------------------
                                                    LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                   ---------- -------------- ------- --------------
Common Stocks
   Communication Services.........................         -- $  100,852,769   --    $  100,852,769
   Consumer Discretionary......................... $2,914,557    681,414,734   --       684,329,291
   Consumer Staples...............................         --    269,125,123   --       269,125,123
   Energy.........................................         --     50,257,557   --        50,257,557
   Financials.....................................         --    307,335,870   --       307,335,870
   Health Care....................................         --    171,433,509   --       171,433,509
   Industrials....................................         --  1,132,240,688   --     1,132,240,688
   Information Technology.........................         --    489,542,108   --       489,542,108
   Materials......................................         --    384,435,104   --       384,435,104
   Real Estate....................................         --     80,149,436   --        80,149,436
   Utilities......................................         --     45,413,941   --        45,413,941
   Securities Lending Collateral..................         --     91,202,795   --        91,202,795
                                                   ---------- --------------   --    --------------
TOTAL............................................. $2,914,557 $3,803,403,634   --    $3,806,318,191
                                                   ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (97.1%)
AUSTRALIA -- (52.9%)
    ALS, Ltd.........................................................  1,937,440          $ 10,775,238                 0.7%
    Altium, Ltd......................................................    596,319            13,200,823                 0.8%
    Ansell, Ltd......................................................    897,943            17,075,979                 1.0%
    Appen, Ltd.......................................................    556,409             8,359,545                 0.5%
#   Bapcor, Ltd......................................................  1,866,075             9,198,821                 0.6%
    Breville Group, Ltd..............................................    834,341             8,836,168                 0.5%
    carsales.com, Ltd................................................  1,661,566            17,806,162                 1.1%
    Cleanaway Waste Management, Ltd.................................. 10,062,156            12,788,931                 0.8%
#   Credit Corp. Group, Ltd .........................................    553,754            11,961,519                 0.7%
    CSR, Ltd.........................................................  3,957,955            11,313,522                 0.7%
    GrainCorp, Ltd., Class A.........................................  1,833,496             9,136,956                 0.6%
    Independence Group NL............................................  3,324,011            14,557,711                 0.9%
#   InvoCare, Ltd....................................................  1,006,913             9,100,772                 0.6%
#   IOOF Holdings, Ltd...............................................  2,296,344            11,677,647                 0.7%
    IRESS, Ltd.......................................................  1,095,248             9,618,441                 0.6%
#   JB Hi-Fi, Ltd....................................................    861,985            22,028,595                 1.3%
*   Lynas Corp., Ltd.................................................  5,145,389             8,809,881                 0.5%
#   Metcash, Ltd.....................................................  7,553,452            14,683,218                 0.9%
#   Mineral Resources, Ltd...........................................  1,210,928            11,910,590                 0.7%
#*  NEXTDC, Ltd......................................................  1,959,517             8,659,622                 0.5%
    nib holdings, Ltd................................................  3,390,280            16,388,762                 1.0%
#   Nine Entertainment Co. Holdings, Ltd............................. 11,957,501            15,172,093                 0.9%
#*  Nufarm, Ltd......................................................  2,065,056             8,427,098                 0.5%
    Orora, Ltd.......................................................  7,303,221            15,566,511                 1.0%
    OZ Minerals, Ltd.................................................  2,477,965            17,289,828                 1.1%
    Pendal Group, Ltd................................................  1,938,181             9,569,992                 0.6%
#   Perpetual, Ltd...................................................    356,633             8,841,267                 0.5%
    Premier Investments, Ltd.........................................    829,371            10,991,808                 0.7%
    Regis Resources, Ltd.............................................  3,442,546            11,666,993                 0.7%
*   Saracen Mineral Holdings, Ltd....................................  5,717,531            14,793,622                 0.9%
    Sims Metal Management, Ltd.......................................  1,382,214             8,895,865                 0.5%
    Spark Infrastructure Group.......................................  9,526,664            13,285,174                 0.8%
    St Barbara, Ltd..................................................  5,006,626             9,658,812                 0.6%
    Steadfast Group, Ltd.............................................  5,956,128            14,750,048                 0.9%
    Technology One, Ltd..............................................  1,891,632             9,609,521                 0.6%
*   Vocus Group, Ltd.................................................  4,120,793             9,447,578                 0.6%
    Other Securities.................................................                      453,786,509                27.6%
                                                                                          ------------                ----
TOTAL AUSTRALIA......................................................                      889,641,622                54.2%
                                                                                          ------------                ----
CHINA -- (0.1%)
    Other Securities.................................................                          877,015                 0.0%
                                                                                          ------------                ----
HONG KONG -- (24.2%)
    Cafe de Coral Holdings, Ltd......................................  3,476,000             9,484,602                 0.6%
    HKBN, Ltd........................................................  5,339,000             9,528,487                 0.6%
#   Luk Fook Holdings International, Ltd.............................  3,963,000            10,526,170                 0.7%
#   Man Wah Holdings, Ltd............................................ 17,293,600            11,778,606                 0.7%
    VTech Holdings, Ltd..............................................  1,359,100            11,916,338                 0.7%
    Other Securities.................................................                      352,926,496                21.4%
                                                                                          ------------                ----
TOTAL HONG KONG......................................................                      406,160,699                24.7%
                                                                                          ------------                ----

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

                                                                                                                PERCENTAGE
                                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ---------- ------------------------------- ---------------
NEW ZEALAND -- (6.3%)
      Chorus, Ltd.................................................  3,243,921         $   11,029,769                 0.7%
      Infratil, Ltd...............................................  4,611,834             14,572,102                 0.9%
      Mainfreight, Ltd............................................    402,884             10,378,721                 0.6%
      SKYCITY Entertainment Group, Ltd............................  4,793,322             12,008,879                 0.7%
      Other Securities............................................                        58,498,299                 3.6%
                                                                                      --------------               -----
TOTAL NEW ZEALAND.................................................                       106,487,770                 6.5%
                                                                                      --------------               -----
SINGAPORE -- (13.6%)
#     Sembcorp Industries, Ltd ...................................  6,073,600             10,196,907                 0.6%
#     Singapore Post, Ltd......................................... 12,563,600              8,858,074                 0.5%
#     Singapore Press Holdings, Ltd...............................  6,521,000             10,612,235                 0.7%
      Venture Corp., Ltd..........................................  1,125,100             13,050,734                 0.8%
      Yangzijiang Shipbuilding Holdings Ltd....................... 18,491,700             12,945,807                 0.8%
      Other Securities............................................                       172,482,497                10.5%
                                                                                      --------------               -----
TOTAL SINGAPORE...................................................                       228,146,254                13.9%
                                                                                      --------------               -----
TOTAL COMMON STOCKS ..............................................                     1,631,313,360                99.3%
                                                                                      --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................................                             2,976                 0.0%
                                                                                      --------------               -----
TOTAL INVESTMENT SECURITIES
  (Cost $1,736,491,472)...........................................                     1,631,316,336
                                                                                      --------------

                                                                                          VALUE+
                                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (2.9%)
@(S)  The DFA Short Term Investment Fund..........................  4,221,581             48,847,919                 3.0%
                                                                                      --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,785,334,426)...........................................                    $1,680,164,255               102.3%
                                                                                      ==============               =====

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------
                                                             LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                                             -------- -------------- -------- --------------
Common Stocks
   Australia................................................ $439,275 $  889,202,347       -- $  889,641,622
   China....................................................       --        877,015       --        877,015
   Hong Kong................................................  460,908    405,699,791       --    406,160,699
   New Zealand..............................................       --    106,487,770       --    106,487,770
   Singapore................................................   11,864    228,134,390       --    228,146,254
Rights/Warrants Australia...................................       --          2,976       --          2,976
Securities Lending Collateral...............................       --     48,847,919       --     48,847,919
                                                             -------- -------------- -------- --------------
TOTAL....................................................... $912,047 $1,679,252,208       -- $1,680,164,255
                                                             ======== ============== ======== ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (99.2%)
COMMUNICATION SERVICES -- (4.7%)
    Entertainment One, Ltd...........................................  2,630,507          $ 18,997,490                 0.8%
    Inmarsat P.L.C...................................................  2,400,987            17,128,455                 0.8%
    Other Securities.................................................                       69,081,559                 3.0%
                                                                                          ------------                ----
TOTAL COMMUNICATION SERVICES.........................................                      105,207,504                 4.6%
                                                                                          ------------                ----
CONSUMER DISCRETIONARY -- (21.6%)
    B&M European Value Retail SA.....................................  5,453,680            26,163,411                 1.2%
    Bellway P.L.C....................................................    785,920            32,167,252                 1.4%
*   Boohoo Group P.L.C...............................................  4,528,022            15,478,500                 0.7%
    Bovis Homes Group P.L.C..........................................  1,284,142            19,457,559                 0.9%
    Greggs P.L.C.....................................................    734,900            16,903,572                 0.7%
    Inchcape P.L.C...................................................  2,923,312            24,440,490                 1.1%
    JD Sports Fashion P.L.C..........................................  1,736,308            17,271,954                 0.8%
    Merlin Entertainments P.L.C......................................  4,495,638            26,485,860                 1.2%
    Moneysupermarket.com Group P.L.C.................................  3,912,801            17,410,624                 0.8%
    SSP Group P.L.C..................................................  3,025,801            24,951,150                 1.1%
    WH Smith P.L.C...................................................    741,725            21,018,611                 0.9%
    Other Securities.................................................                      245,393,384                10.6%
                                                                                          ------------                ----
TOTAL CONSUMER DISCRETIONARY.........................................                      487,142,367                21.4%
                                                                                          ------------                ----
CONSUMER STAPLES -- (5.2%)
    Britvic P.L.C....................................................  1,845,637            23,586,871                 1.1%
    Fevertree Drinks P.L.C...........................................    631,057            15,205,992                 0.7%
    Tate & Lyle P.L.C................................................  3,470,820            30,273,503                 1.3%
    Other Securities.................................................                       48,295,503                 2.1%
                                                                                          ------------                ----
TOTAL CONSUMER STAPLES...............................................                      117,361,869                 5.2%
                                                                                          ------------                ----
ENERGY -- (3.8%)
    John Wood Group P.L.C............................................  3,647,826            16,016,209                 0.7%
    Tullow Oil P.L.C.................................................  9,865,717            26,364,357                 1.2%
    Other Securities.................................................                       43,225,104                 1.9%
                                                                                          ------------                ----
TOTAL ENERGY.........................................................                       85,605,670                 3.8%
                                                                                          ------------                ----
FINANCIALS -- (13.6%)
    Beazley P.L.C....................................................  2,966,841            22,548,944                 1.0%
    Close Brothers Group P.L.C.......................................  1,042,864            18,699,833                 0.8%
    IG Group Holdings P.L.C..........................................  2,610,897            21,480,945                 0.9%
    Intermediate Capital Group P.L.C.................................  1,866,605            35,924,136                 1.6%
    Man Group P.L.C.................................................. 11,167,689            20,785,020                 0.9%
    Quilter P.L.C....................................................  9,786,100            17,363,535                 0.8%
    TP ICAP P.L.C....................................................  3,608,881            16,046,822                 0.7%
    Other Securities.................................................                      154,748,420                 6.8%
                                                                                          ------------                ----
TOTAL FINANCIALS.....................................................                      307,597,655                13.5%
                                                                                          ------------                ----
HEALTH CARE -- (3.1%)
    ConvaTec Group P.L.C.............................................  7,978,950            20,384,000                 0.9%
    Other Securities.................................................                       50,367,254                 2.2%
                                                                                          ------------                ----
TOTAL HEALTH CARE....................................................                       70,751,254                 3.1%
                                                                                          ------------                ----

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
INDUSTRIALS -- (28.7%)
    Aggreko P.L.C....................................................  1,647,699         $   16,892,274                0.7%
    Babcock International Group P.L.C................................  3,197,831             22,967,450                1.0%
    BBA Aviation P.L.C...............................................  7,301,568             28,725,347                1.3%
    Cobham P.L.C..................................................... 16,545,169             33,842,830                1.5%
    Diploma P.L.C....................................................    793,073             16,418,068                0.7%
    G4S P.L.C........................................................  9,906,519             26,568,687                1.2%
    Grafton Group P.L.C..............................................  1,638,906             16,595,963                0.7%
    Hays P.L.C....................................................... 10,246,441             20,852,201                0.9%
    HomeServe P.L.C .................................................  1,762,201             26,469,025                1.2%
    Howden Joinery Group P.L.C.......................................  4,476,142             33,500,704                1.5%
    IMI P.L.C........................................................  1,911,037             24,851,430                1.1%
    Meggitt P.L.C....................................................  2,528,732             20,460,802                0.9%
    National Express Group P.L.C.....................................  3,061,395             17,712,519                0.8%
    QinetiQGroup P.L.C...............................................  3,964,771             16,162,957                0.7%
    Rotork P.L.C.....................................................  5,871,491             22,929,186                1.0%
    Travis Perkins P.L.C.............................................  1,726,015             32,059,239                1.4%
    Ultra Electronics Holdings P.L.C.................................    646,972             16,341,114                0.7%
    Other Securities.................................................                       253,872,435               11.1%
                                                                                         --------------               ----
TOTAL INDUSTRIALS....................................................                       647,222,231               28.4%
                                                                                         --------------               ----
INFORMATION TECHNOLOGY -- (6.5%)
    Electrocomponents P.L.C..........................................  3,231,445             28,511,406                1.3%
    Spectris P.L.C...................................................    827,935             25,667,336                1.1%
    Other Securities.................................................                        92,305,157                4.0%
                                                                                         --------------               ----
TOTAL INFORMATION TECHNOLOGY.........................................                       146,483,899                6.4%
                                                                                         --------------               ----
MATERIALS -- (5.5%)
    Victrex P.L.C....................................................    629,414             17,880,697                0.8%
    Other Securities.................................................                       106,253,523                4.6%
                                                                                         --------------               ----
TOTAL MATERIALS......................................................                       124,134,220                5.4%
                                                                                         --------------               ----
REAL ESTATE -- (4.4%)
    Capital & Counties Properties P.L.C..............................  4,962,871             16,403,005                0.7%
    IWG P.L.C........................................................  4,354,218             21,689,498                1.0%
    St. Modwen Properties P.L.C......................................  2,832,022             16,530,842                0.7%
    Other Securities.................................................                        43,243,787                1.9%
                                                                                         --------------               ----
TOTAL REAL ESTATE....................................................                        97,867,132                4.3%
                                                                                         --------------               ----
UTILITIES -- (2.1%)
    Pennon Group P.L.C...............................................  2,929,675             34,062,254                1.5%
    Other Securities.................................................                        12,972,658                0.6%
                                                                                         --------------               ----
TOTAL UTILITIES......................................................                        47,034,912                2.1%
                                                                                         --------------               ----
TOTAL COMMON STOCKS..................................................                     2,236,408,713               98.2%
                                                                                         --------------               ----
PREFERRED STOCKS -- (0.0%)
CONSUMER STAPLES -- (0.0%)
    Other Security...................................................                            13,207                0.0%
                                                                                         --------------               ----
TOTAL INVESTMENT SECURITIES
  (Cost $2,084,250,199)..............................................                     2,236,421,920
                                                                                         --------------

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS++
                                                                        --------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (0.8%)
@(S)  The DFA Short Term Investment Fund............................... 1,625,922 $   18,813,540       0.8%
                                                                                  --------------      ----
TOTAL INVESTMENTS--(100.0%)
  (Cost $2,103,060,882)................................................           $2,255,235,460      99.0%
                                                                                  ==============      ====

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------
                                                             LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                                             -------- -------------- -------- --------------
Common Stocks
   Communication Services...................................       -- $  105,207,504       -- $  105,207,504
   Consumer Discretionary...................................       --    487,142,367       --    487,142,367
   Consumer Staples.........................................       --    117,361,869       --    117,361,869
   Energy...................................................       --     85,605,670       --     85,605,670
   Financials...............................................       --    307,597,655       --    307,597,655
   Health Care..............................................       --     70,751,254       --     70,751,254
   Industrials..............................................       --    647,222,231       --    647,222,231
   Information Technology...................................       --    146,483,899       --    146,483,899
   Materials................................................       --    124,134,220       --    124,134,220
   Real Estate..............................................       --     97,867,132       --     97,867,132
   Utilities................................................       --     47,034,912       --     47,034,912
Preferred Stocks
   Consumer Staples.........................................       --         13,207       --         13,207
Securities Lending Collateral...............................       --     18,813,540       --     18,813,540
                                                             -------- -------------- -------- --------------
TOTAL.......................................................       -- $2,255,235,460       -- $2,255,235,460
                                                             ======== ============== ======== ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (91.0%)
AUSTRIA -- (3.1%)
#   ANDRITZ AG.......................................................   510,397          $ 22,950,629                 0.4%
    Other Securities.................................................                     167,851,812                 3.0%
                                                                                         ------------                ----
TOTAL AUSTRIA........................................................                     190,802,441                 3.4%
                                                                                         ------------                ----
BELGIUM -- (4.4%)
    Ackermans & van Haaren NV........................................   174,099            26,688,658                 0.5%
*   Galapagos NV.....................................................   220,186            40,539,939                 0.7%
    Other Securities.................................................                     201,242,099                 3.6%
                                                                                         ------------                ----
TOTAL BELGIUM........................................................                     268,470,696                 4.8%
                                                                                         ------------                ----
DENMARK -- (4.4%)
    Royal Unibrew A.S................................................   364,385            29,893,850                 0.5%
    SimCorp A.S......................................................   294,845            26,382,068                 0.5%
    Topdanmark A.S ..................................................   475,380            21,291,486                 0.4%
    Other Securities.................................................                     191,284,392                 3.4%
                                                                                         ------------                ----
TOTAL DENMARK........................................................                     268,851,796                 4.8%
                                                                                         ------------                ----
FINLAND -- (5.7%)
    Huhtamaki Oyj....................................................   768,251            35,574,237                 0.6%
    Kesko Oyj, Class B...............................................   421,805            28,104,043                 0.5%
#   Metso Oyj........................................................   667,333            25,263,083                 0.4%
    Nokian Renkaat Oyj...............................................   883,124            25,238,923                 0.4%
#   Orion Oyj, Class B...............................................   748,676            33,214,713                 0.6%
    Valmet Oyj.......................................................   956,184            21,399,886                 0.4%
    Other Securities.................................................                     175,351,457                 3.2%
                                                                                         ------------                ----
TOTAL FINLAND........................................................                     344,146,342                 6.1%
                                                                                         ------------                ----
FRANCE -- (10.6%)
    Altran Technologies SA........................................... 1,693,540            26,925,558                 0.5%
    Elis SA.......................................................... 1,112,804            21,275,159                 0.4%
    Euronext NV......................................................   373,020            30,092,307                 0.5%
    Eutelsat Communications SA....................................... 1,279,751            24,276,769                 0.4%
    Ingenico Group SA................................................   424,498            45,392,020                 0.8%
    Rexel SA......................................................... 2,320,855            28,772,809                 0.5%
    Rubis SCA........................................................   608,177            35,266,736                 0.6%
    Other Securities.................................................                     436,977,009                 7.9%
                                                                                         ------------                ----
TOTAL FRANCE.........................................................                     648,978,367                11.6%
                                                                                         ------------                ----
GERMANY -- (15.4%)
#   Bechtle AG.......................................................   225,300            24,398,771                 0.4%
    CTS Eventim AG & Co. KGaA........................................   442,453            26,797,580                 0.5%
*   Dialog Semiconductor P.L.C.......................................   621,432            27,952,191                 0.5%
    Freenet AG.......................................................   981,903            21,805,853                 0.4%
#   GEA Group AG.....................................................   890,332            27,192,379                 0.5%
    Gerresheimer AG..................................................   262,222            21,146,921                 0.4%
#   K+S AG........................................................... 1,567,865            22,263,660                 0.4%
    Lanxess AG.......................................................   628,306            40,826,813                 0.7%
#   OSRAM Licht AG...................................................   602,174            26,956,108                 0.5%
    Rheinmetall AG...................................................   339,164            40,905,414                 0.7%
    TAG Immobilien AG................................................ 1,024,715            24,902,336                 0.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
GERMANY -- (Continued)
    TLG Immobilien AG................................................    722,981          $ 21,202,568                 0.4%
    Other Securities.................................................                      613,715,934                10.8%
                                                                                          ------------                ----
TOTAL GERMANY........................................................                      940,066,528                16.7%
                                                                                          ------------                ----
IRELAND -- (0.5%)
    Other Securities.................................................                       32,095,239                 0.6%
                                                                                          ------------                ----
ISRAEL -- (3.0%)
    Other Securities.................................................                      184,044,089                 3.3%
                                                                                          ------------                ----
ITALY -- (9.7%)
#*  Banco BPM SpA.................................................... 12,626,497            28,742,468                 0.5%
    Hera SpA.........................................................  6,455,969            27,655,462                 0.5%
    Italgas SpA......................................................  3,818,401            24,581,718                 0.4%
#*  Saipem SpA.......................................................  5,057,693            22,957,059                 0.4%
#   Unione di Banche Italiane SpA....................................  7,724,232            23,530,091                 0.4%
    Other Securities.................................................                      462,560,883                 8.3%
                                                                                          ------------                ----
TOTAL ITALY..........................................................                      590,027,681                10.5%
                                                                                          ------------                ----
NETHERLANDS -- (6.4%)
    Aalberts NV......................................................    728,381            29,352,137                 0.5%
#*  Altice Europe NV.................................................  4,683,910            26,800,426                 0.5%
    ASM International NV.............................................    331,781            33,450,744                 0.6%
    ASR Nederland NV.................................................    688,282            25,231,450                 0.5%
    BE Semiconductor Industries NV...................................    589,568            21,856,942                 0.4%
    IMCD NV..........................................................    357,303            27,899,685                 0.5%
    SBM Offshore NV..................................................  1,376,758            23,742,884                 0.4%
    Other Securities.................................................                      200,756,381                 3.5%
                                                                                          ------------                ----
TOTAL NETHERLANDS....................................................                      389,090,649                 6.9%
                                                                                          ------------                ----
NORWAY -- (2.3%)
    Other Securities.................................................                      138,761,156                 2.5%
                                                                                          ------------                ----
PORTUGAL -- (1.0%)
    Other Securities.................................................                       62,779,176                 1.1%
                                                                                          ------------                ----
SPAIN -- (6.0%)
#   Cellnex Telecom SA...............................................    684,045            29,515,742                 0.5%
    Enagas SA........................................................    945,913            23,406,228                 0.4%
    Other Securities.................................................                      310,162,882                 5.6%
                                                                                          ------------                ----
TOTAL SPAIN..........................................................                      363,084,852                 6.5%
                                                                                          ------------                ----
SWEDEN -- (7.2%)
    Other Securities.................................................                      441,605,487                 7.9%
                                                                                          ------------                ----
SWITZERLAND -- (11.3%)
    Cembra Money Bank AG.............................................    214,769            22,775,270                 0.4%
#   Georg Fischer AG.................................................     31,450            30,036,368                 0.5%
    Helvetia Holding AG..............................................    216,663            30,434,052                 0.5%
    PSP Swiss Property AG............................................    325,433            43,075,928                 0.8%
    VAT Group AG.....................................................    199,273            29,299,419                 0.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                                                                 PERCENTAGE
                                                      SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                    ---------- ------------------------------- ---------------
SWITZERLAND -- (Continued)
      Other Securities.............................                    $  534,051,612                 9.6%
                                                                       --------------               -----
TOTAL SWITZERLAND..................................                       689,672,649                12.3%
                                                                       --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Security...............................                         1,167,097                 0.0%
                                                                       --------------               -----
TOTAL COMMON STOCKS................................                     5,553,644,245                99.0%
                                                                       --------------               -----
PREFERRED STOCKS -- (0.6%)

GERMANY -- (0.6%)
      Other Securities.............................                        33,843,637                 0.6%
                                                                       --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.............................                           873,861                 0.0%
                                                                       --------------               -----
TOTAL INVESTMENT SECURITIES
  (Cost $4,988,017,993)............................                     5,588,361,743
                                                                       --------------

                                                                           VALUE+
                                                               -------------------------------
SECURITIES LENDING COLLATERAL -- (8.4%)
@(S)  The DFA Short Term Investment Fund........... 44,497,991            514,886,250                 9.2%
                                                                       --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $5,502,845,113)............................                    $6,103,247,993               108.8%
                                                                       ==============               =====

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                              LEVEL 1     LEVEL 2    LEVEL 3     TOTAL
                                                             ---------- ------------ -------- ------------
Common Stocks
   Austria..................................................         -- $190,802,441       -- $190,802,441
   Belgium.................................................. $9,150,257  259,320,439       --  268,470,696
   Denmark..................................................         --  268,851,796       --  268,851,796
   Finland..................................................         --  344,146,342       --  344,146,342
   France...................................................         --  648,978,367       --  648,978,367
   Germany..................................................  1,207,475  938,859,053       --  940,066,528
   Ireland..................................................         --   32,095,239       --   32,095,239
   Israel...................................................    799,434  183,244,655       --  184,044,089
   Italy....................................................  2,432,465  587,595,216       --  590,027,681
   Netherlands..............................................         --  389,090,649       --  389,090,649
   Norway...................................................         --  138,761,156       --  138,761,156
   Portugal.................................................         --   62,779,176       --   62,779,176
   Spain....................................................         --  363,084,852       --  363,084,852
   Sweden...................................................         --  441,605,487       --  441,605,487
   Switzerland..............................................         --  689,672,649       --  689,672,649
   United Kingdom...........................................         --    1,167,097       --    1,167,097
Preferred Stocks
   Germany..................................................         --   33,843,637       --   33,843,637
Rights/Warrants
   Italy....................................................         --      379,240       --      379,240
   Norway...................................................         --       16,603       --       16,603

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                               LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
                                                             ----------- -------------- -------- --------------
   Spain....................................................          -- $      477,143       -- $      477,143
   Sweden...................................................          --            875       --            875
Securities Lending Collateral...............................          --    514,886,250       --    514,886,250
                                                             ----------- -------------- -------- --------------
TOTAL....................................................... $13,589,631 $6,089,658,362       -- $6,103,247,993
                                                             =========== ============== ======== ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (86.3%)
COMMUNICATION SERVICES -- (2.0%)
    Cogeco Communications, Inc.......................................    95,472          $  8,252,591                 0.7%
    Other Securities.................................................                      18,350,341                 1.6%
                                                                                         ------------                ----
TOTAL COMMUNICATION SERVICES.........................................                      26,602,932                 2.3%
                                                                                         ------------                ----
CONSUMER DISCRETIONARY -- (4.8%)
*   Great Canadian Gaming Corp.......................................   418,284            13,230,363                 1.1%
    Linamar Corp.....................................................   322,683            10,522,538                 0.9%
    Other Securities.................................................                      39,534,125                 3.5%
                                                                                         ------------                ----
TOTAL CONSUMER DISCRETIONARY.........................................                      63,287,026                 5.5%
                                                                                         ------------                ----
CONSUMER STAPLES -- (4.0%)
    Cott Corp........................................................    96,682             1,242,364                 0.1%
    Cott Corp........................................................   909,370            11,682,135                 1.0%
#   Premium Brands Holdings Corp.....................................   186,219            12,284,997                 1.1%
    Other Securities.................................................                      27,482,578                 2.4%
                                                                                         ------------                ----
TOTAL CONSUMER STAPLES...............................................                      52,692,074                 4.6%
                                                                                         ------------                ----
ENERGY -- (12.8%)
    Crescent Point Energy Corp....................................... 2,146,838             7,840,172                 0.7%
#   Enerplus Corp.................................................... 1,624,918             9,807,986                 0.9%
    Gibson Energy, Inc...............................................   855,146            14,907,108                 1.3%
*   Parex Resources, Inc............................................. 1,044,698            14,158,271                 1.2%
#   Whitecap Resources, Inc.......................................... 2,833,976             7,896,661                 0.7%
    Other Securities.................................................                     115,545,912                10.0%
                                                                                         ------------                ----
TOTAL ENERGY.........................................................                     170,156,110                14.8%
                                                                                         ------------                ----
FINANCIALS -- (9.2%)
#   Canadian Western Bank............................................   643,831            16,302,304                 1.4%
    ECN Capital Corp................................................. 2,446,608             8,080,438                 0.7%
    Element Fleet Management Corp.................................... 2,450,611            20,838,845                 1.8%
#   Genworth MI Canada, Inc..........................................   281,680            11,377,554                 1.0%
#*  Home Capital Group, Inc..........................................   541,770            11,151,306                 1.0%
#   Laurentian Bank of Canada........................................   326,390            11,225,774                 1.0%
    Other Securities.................................................                      42,556,392                 3.7%
                                                                                         ------------                ----
TOTAL FINANCIALS.....................................................                     121,532,613                10.6%
                                                                                         ------------                ----
HEALTH CARE -- (1.5%)
    Other Securities.................................................                      20,377,182                 1.8%
                                                                                         ------------                ----
INDUSTRIALS -- (9.9%)
    Morneau Shepell, Inc.............................................   346,211             8,335,245                 0.7%
                                                                                         ------------                ----
#   Stantec, Inc.....................................................   625,036            13,334,987                 1.2%
    TFI International, Inc...........................................   556,989            17,748,712                 1.6%
    Other Securities.................................................                      91,974,002                 8.0%
                                                                                         ------------                ----
TOTAL INDUSTRIALS....................................................                     131,392,946                11.5%
                                                                                         ------------                ----
INFORMATION TECHNOLOGY -- (3.5%)
*   Descartes Systems Group, Inc. (The)..............................   333,561            12,979,273                 1.1%
*   Kinaxis, Inc.....................................................   145,074             9,264,425                 0.8%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
INFORMATION TECHNOLOGY -- (Continued)
    Other Securities.................................................                   $   24,038,252                2.1%
                                                                                        --------------               ----
TOTAL INFORMATION TECHNOLOGY.........................................                       46,281,950                4.0%
                                                                                        --------------               ----
MATERIALS -- (28.6%)
*   Alacer Gold Corp................................................. 2,184,997             10,816,324                0.9%
    Alamos Gold, Inc., Class A....................................... 2,957,288             16,098,817                1.4%
*   B2Gold Corp...................................................... 5,382,692             18,921,770                1.6%
*   Centerra Gold, Inc............................................... 1,682,253             14,343,409                1.3%
*   Detour Gold Corp................................................. 1,259,316             20,910,516                1.8%
#*  Eldorado Gold Corp............................................... 1,158,414              9,753,860                0.9%
#*  Endeavour Mining Corp............................................   502,056              9,091,206                0.8%
#*  First Majestic Silver Corp.......................................   977,531             10,449,958                0.9%
*   IAMGOLD Corp..................................................... 3,346,046             12,575,300                1.1%
*   Ivanhoe Mines, Ltd., Class A..................................... 3,744,528              9,296,642                0.8%
    OceanaGold Corp.................................................. 4,416,629             10,596,422                0.9%
    Osisko Gold Royalties, Ltd.......................................   963,845              9,484,046                0.8%
    Pan American Silver Corp......................................... 1,378,389             23,410,948                2.0%
*   Pretium Resources, Inc...........................................   794,788              8,007,620                0.7%
#*  Sandstorm Gold, Ltd.............................................. 1,264,677              9,025,863                0.8%
*   SSR Mining, Inc..................................................   859,605             12,713,617                1.1%
    Stella-Jones, Inc................................................   332,002              9,205,613                0.8%
*   Torex Gold Resources, Inc........................................   632,604              9,255,394                0.8%
    Yamana Gold, Inc................................................. 6,883,874             25,139,651                2.2%
    Other Securities.................................................                      130,973,674               11.5%
                                                                                        --------------               ----
TOTAL MATERIALS......................................................                      380,070,650               33.1%
                                                                                        --------------               ----
REAL ESTATE -- (4.1%)
    Colliers International Group, Inc................................   224,919             15,070,307                1.3%
    FirstService Corp................................................     1,234                107,741                0.0%
    FirstService Corp................................................   153,669             13,412,640                1.2%
#   Tricon Capital Group, Inc........................................ 1,029,132              8,329,320                0.7%
    Other Securities.................................................                       17,246,869                1.5%
                                                                                        --------------               ----
TOTAL REAL ESTATE....................................................                       54,166,877                4.7%
                                                                                        --------------               ----
UTILITIES -- (5.9%)
#   Boralex, Inc., Class A...........................................   485,312              8,032,649                0.7%
    Capital Power Corp...............................................   724,420             17,363,859                1.5%
    Innergex Renewable Energy, Inc...................................   740,781              9,246,404                0.8%
    Northland Power, Inc.............................................   513,208             10,247,795                0.9%
#   Superior Plus Corp............................................... 1,170,310             10,564,867                0.9%
    TransAlta Corp................................................... 2,047,057             12,091,795                1.1%
#   TransAlta Renewables, Inc........................................   779,039              8,387,194                0.7%
    Other Securities.................................................                        2,618,233                0.2%
                                                                                        --------------               ----
TOTAL UTILITIES......................................................                       78,552,796                6.8%
                                                                                        --------------               ----
TOTAL COMMON STOCKS..................................................                    1,145,113,156               99.7%
                                                                                        --------------               ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                          525,727                0.0%
                                                                                        --------------               ----
TOTAL INVESTMENT SECURITIES (Cost $1,363,796,012)....................                    1,145,638,883
                                                                                        ==============

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (13.7%)
@(S)  The DFA Short Term Investment Fund............................... 15,667,770 $  181,291,764       15.8%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,545,068,154)................................................            $1,326,930,647      115.5%
                                                                                   ==============      =====

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------------
                                                                LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                             -------------- ------------ -------- --------------
Common Stocks
   Communication Services................................... $   26,602,932           --       -- $   26,602,932
   Consumer Discretionary...................................     63,280,149 $      6,877       --     63,287,026
   Consumer Staples.........................................     52,692,074           --       --     52,692,074
   Energy...................................................    169,654,103      502,007       --    170,156,110
   Financials...............................................    121,532,613           --       --    121,532,613
   Health Care..............................................     20,377,182           --       --     20,377,182
   Industrials..............................................    131,392,946           --       --    131,392,946
   Information Technology...................................     46,281,950           --       --     46,281,950
   Materials................................................    380,070,161          489       --    380,070,650
   Real Estate..............................................     54,166,877           --       --     54,166,877
   Utilities................................................     78,552,796           --       --     78,552,796
Rights/Warrants
   Communication Services...................................             --       50,475       --         50,475
   Energy...................................................             --           76       --             76
   Materials................................................             --      475,176       --        475,176
Securities Lending Collateral...............................             --  181,291,764       --    181,291,764
                                                             -------------- ------------ -------- --------------
TOTAL....................................................... $1,144,603,783 $182,326,864       -- $1,326,930,647
                                                             ============== ============ ======== ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (95.8%)
BRAZIL -- (6.7%)
    Ambev SA, ADR....................................................  5,984,451         $   25,792,984                0.4%
    B3 SA - Brasil Bolsa Balcao......................................  1,724,517             20,803,424                0.3%
    JBS SA...........................................................  2,773,918             19,567,171                0.3%
    Petroleo Brasileiro SA...........................................  3,033,556             24,734,393                0.4%
    Petroleo Brasileiro SA, Sponsored ADR (US71654V1017).............  1,299,604             19,611,024                0.3%
*   Vale SA..........................................................  3,260,013             38,367,434                0.6%
*   Vale SA, Sponsored ADR...........................................  1,665,738             19,555,770                0.3%
    Other Securities.................................................                       239,077,732                4.1%
                                                                                         --------------               ----
TOTAL BRAZIL.........................................................                       407,509,932                6.7%
                                                                                         --------------               ----
CHILE -- (1.1%)
    Other Securities.................................................                        64,756,864                1.1%
                                                                                         --------------               ----
CHINA -- (17.4%)
*   Alibaba Group Holding, Ltd., Sponsored ADR.......................    468,034             82,687,567                1.4%
*   Baidu, Inc., Sponsored ADR.......................................    187,957             19,143,421                0.3%
    China Construction Bank Corp., Class H........................... 50,692,590             40,618,473                0.7%
    China Mobile, Ltd., Sponsored ADR................................    903,735             36,492,819                0.6%
    China Overseas Land & Investment, Ltd............................  5,818,000             18,358,646                0.3%
    Industrial & Commercial Bank of China, Ltd., Class H............. 37,297,185             26,719,448                0.5%
    Ping An Insurance Group Co. of China, Ltd., Class H..............  3,770,000             43,512,512                0.7%
    Tencent Holdings, Ltd............................................  3,697,300            149,973,259                2.5%
    Other Securities.................................................                       646,167,913               10.6%
                                                                                         --------------               ----
TOTAL CHINA..........................................................                     1,063,674,058               17.6%
                                                                                         --------------               ----
COLOMBIA -- (0.4%)
    Other Securities.................................................                        25,468,955                0.4%
                                                                                         --------------               ----
CZECH REPUBLIC -- (0.1%)
    Other Securities.................................................                         7,589,130                0.1%
                                                                                         --------------               ----
EGYPT -- (0.1%)
    Other Securities.................................................                         8,954,586                0.1%
                                                                                         --------------               ----
GREECE -- (0.4%)
    Other Securities.................................................                        22,608,755                0.4%
                                                                                         --------------               ----
HUNGARY -- (0.5%)
    Other Securities.................................................                        28,120,733                0.5%
                                                                                         --------------               ----
INDIA -- (13.2%)
    HDFC Bank Ltd....................................................  2,767,968             47,944,947                0.8%
    Hindustan Unilever, Ltd..........................................    959,377             29,474,730                0.5%
    Housing Development Finance Corp., Ltd...........................  1,218,361             36,652,982                0.6%
    Infosys, Ltd.....................................................  3,610,458             34,788,558                0.6%
    Reliance Industries, Ltd.........................................  3,145,620             64,868,528                1.1%
    Reliance Industries, Ltd., GDR...................................      3,374                138,370                0.0%
    Tata Consultancy Services, Ltd...................................  1,281,838             41,123,575                0.7%
    Other Securities.................................................                       551,306,729                9.1%
                                                                                         --------------               ----
TOTAL INDIA..........................................................                       806,298,419               13.4%
                                                                                         --------------               ----

THE EMERGING MARKETS SERIES

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
INDONESIA -- (2.7%)
    Bank Central Asia Tbk PT.........................................  8,457,600          $ 18,930,876                 0.3%
    Bank Rakyat Indonesia Persero Tbk PT............................. 63,168,800            18,927,597                 0.3%
    Other Securities.................................................                      128,729,943                 2.2%
                                                                                          ------------                 ---
TOTAL INDONESIA......................................................                      166,588,416                 2.8%
                                                                                          ------------                 ---
MALAYSIA -- (2.6%)
    Public Bank Bhd..................................................  3,656,014            17,743,930                 0.3%
    Other Securities.................................................                      143,535,791                 2.4%
                                                                                          ------------                 ---
TOTAL MALAYSIA.......................................................                      161,279,721                 2.7%
                                                                                          ------------                 ---
MEXICO -- (3.6%)
#   America Movil S.A.B. de C.V...................................... 48,207,854            38,167,318                 0.6%
    Grupo Financiero Banorte S.A.B. de C.V...........................  5,267,183            28,799,538                 0.5%
#   Wal-Mart de Mexico S.A.B. de C.V.................................  7,198,435            21,573,040                 0.4%
    Other Securities.................................................                      133,077,457                 2.2%
                                                                                          ------------                 ---
TOTAL MEXICO.........................................................                      221,617,353                 3.7%
                                                                                          ------------                 ---
NETHERLANDS -- (0.1%)
    Other Security...................................................                        3,425,675                 0.1%
                                                                                          ------------                 ---
PERU -- (0.3%)
    Other Securities.................................................                       17,530,969                 0.3%
                                                                                          ------------                 ---
PHILIPPINES -- (1.4%)
    Other Securities.................................................                       88,326,781                 1.5%
                                                                                          ------------                 ---
POLAND -- (1.4%)
    Other Securities.................................................                       84,513,278                 1.4%
                                                                                          ------------                 ---
RUSSIA -- (2.1%)
    Gazprom PJSC, Sponsored ADR......................................  2,221,918            17,812,774                 0.3%
    Lukoil PJSC, Sponsored ADR.......................................    240,181            22,133,405                 0.4%
    Sberbank of Russia PJSC, Sponsored ADR...........................  1,512,183            22,268,858                 0.4%
    Other Securities.................................................                       63,440,823                 1.0%
                                                                                          ------------                 ---
TOTAL RUSSIA.........................................................                      125,655,860                 2.1%
                                                                                          ------------                 ---
SOUTH AFRICA -- (6.6%)
    Absa Group, Ltd..................................................  2,048,444            21,009,003                 0.4%
    AngloGold Ashanti, Ltd., Sponsored ADR...........................  1,511,371            33,371,072                 0.6%
    FirstRand, Ltd...................................................  4,821,116            20,841,591                 0.3%
    Gold Fields, Ltd., Sponsored ADR.................................  3,517,277            21,736,772                 0.4%
#   MTN Group, Ltd...................................................  4,153,006            25,705,368                 0.4%
    Naspers, Ltd., Class N...........................................    269,196            38,093,520                 0.6%
    Standard Bank Group, Ltd.........................................  2,064,368            23,699,452                 0.4%
    Other Securities.................................................                      216,360,272                 3.5%
                                                                                          ------------                 ---
TOTAL SOUTH AFRICA...................................................                      400,817,050                 6.6%
                                                                                          ------------                 ---
SOUTH KOREA -- (14.8%)
    NAVER Corp.......................................................    127,452            17,970,279                 0.3%
    Samsung Electronics Co., Ltd.....................................  4,912,950           212,336,945                 3.5%
    Samsung Electronics Co., Ltd. , GDR (4942818)....................     52,509            56,131,486                 0.9%
    SK Hynix, Inc....................................................    821,484            57,763,436                 1.0%

THE EMERGING MARKETS SERIES

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
SOUTH KOREA -- (Continued)
     Other Securities.........................                    $  563,199,923                9.3%
                                                                  --------------               ----
TOTAL SOUTH KOREA.............................                       907,402,069               15.0%
                                                                  --------------               ----
SPAIN -- (0.1%)
     Other Securities.........................                         4,410,951                0.1%
                                                                  --------------               ----
TAIWAN -- (16.0%)
     ASE Technology Holding Co., Ltd..........  7,079,782             18,368,006                0.3%
     Hon Hai Precision Industry Co., Ltd......  9,612,322             25,387,128                0.4%
     Largan Precision Co., Ltd................    133,860             19,641,853                0.3%
     Taiwan Semiconductor Manufacturing Co.,
       Ltd ................................... 22,557,808            221,061,961                3.7%
     Taiwan Semiconductor Manufacturing Co.,
       Ltd., Sponsored ADR                      1,784,041             92,110,037                1.5%
     Other Securities.........................                       600,580,578               10.0%
                                                                  --------------               ----
TOTAL TAIWAN..................................                       977,149,563               16.2%
                                                                  --------------               ----
THAILAND -- (3.4%)
     PTT PCL.................................. 16,434,000             24,627,869                0.4%
     Other Securities.........................                       185,433,274                3.1%
                                                                  --------------               ----
TOTAL THAILAND................................                       210,061,143                3.5%
                                                                  --------------               ----
TURKEY -- (0.8%)
     Other Securities.........................                        50,321,568                0.8%
                                                                  --------------               ----
UNITED KINGDOM -- (0.0%)
     Other Security...........................                         2,900,887                0.0%
                                                                  --------------               ----
TOTAL COMMON STOCKS...........................                     5,856,982,716               97.1%
                                                                  --------------               ----
PREFERRED STOCKS -- (2.0%)

BRAZIL -- (1.9%)
     Banco Bradesco SA........................  2,296,111             20,135,700                0.3%
     Itau Unibanco Holding SA.................  4,269,308             38,568,016                0.6%
     Petroleo Brasileiro SA...................  3,525,848             26,717,497                0.4%
     Other Securities.........................                        28,934,909                0.6%
                                                                  --------------               ----
TOTAL BRAZIL..................................                       114,356,122                1.9%
                                                                  --------------               ----
CHILE -- (0.0%)
     Other Security...........................                         1,187,481                0.0%
                                                                  --------------               ----
COLOMBIA -- (0.1%)
     Other Securities.........................                         5,471,738                0.1%
                                                                  --------------               ----
SOUTH KOREA -- (0.0%)
     Other Security...........................                           348,299                0.0%
                                                                  --------------               ----
TOTAL PREFERRED STOCKS........................                       121,363,640                2.0%
                                                                  --------------               ----
RIGHTS/WARRANTS -- (0.0%)
     Other Securities.........................                            64,488                0.0%
                                                                  --------------               ----
TOTAL INVESTMENT SECURITIES
  (Cost $4,151,605,364).......................                     5,978,410,844
                                                                  --------------

THE EMERGING MARKETS SERIES

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (2.2%)
@(S)  The DFA Short Term Investment Fund............................... 11,523,978 $  133,343,951        2.2%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
(Cost $4,284,929,744)..................................................            $6,111,754,795      101.3%
                                                                                   ==============      =====

As of October 31, 2019, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                                                            UNREALIZED
                                                             NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                                  CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                                  --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)..............................    650     12/20/19  $33,538,198 $33,845,500    $307,302
S&P 500(R) Emini Index......................................     60     12/20/19    9,010,755   9,107,400      96,645
                                                                                  ----------- -----------    --------
TOTAL FUTURES CONTRACTS.....................................                      $42,548,953 $42,952,900    $403,947
                                                                                  =========== ===========    ========

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------
                                                               LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                                             ------------ ------------ ------- --------------
Common Stocks
   Brazil................................................... $407,509,932           --   --    $  407,509,932
   Chile....................................................   36,663,260 $ 28,093,604   --        64,756,864
   China....................................................  264,262,188  799,411,870   --     1,063,674,058
   Colombia.................................................   25,468,955           --   --        25,468,955
   Czech Republic...........................................           --    7,589,130   --         7,589,130
   Egypt....................................................      264,880    8,689,706   --         8,954,586
   Greece...................................................           --   22,608,755   --        22,608,755
   Hungary..................................................           --   28,120,733   --        28,120,733
   India....................................................   35,347,463  770,950,956   --       806,298,419
   Indonesia................................................    5,682,660  160,905,756   --       166,588,416
   Malaysia.................................................           --  161,279,721   --       161,279,721
   Mexico...................................................  221,617,353           --   --       221,617,353
   Netherlands..............................................    3,425,675           --   --         3,425,675
   Peru.....................................................   17,530,969           --   --        17,530,969
   Philippines..............................................    2,545,890   85,780,891   --        88,326,781
   Poland...................................................           --   84,513,278   --        84,513,278
   Russia...................................................   20,627,226  105,028,634   --       125,655,860
   South Africa.............................................   71,570,426  329,246,624   --       400,817,050
   South Korea..............................................   17,936,063  889,466,006   --       907,402,069
   Spain....................................................    4,410,951           --   --         4,410,951
   Taiwan...................................................  102,539,692  874,609,871   --       977,149,563
   Thailand.................................................  210,061,143           --   --       210,061,143
   Turkey...................................................      403,894   49,917,674   --        50,321,568
   United Kingdom...........................................           --    2,900,887   --         2,900,887
Preferred Stocks
   Brazil...................................................  114,356,122           --   --       114,356,122
   Chile....................................................           --    1,187,481   --         1,187,481
   Colombia.................................................    5,471,738           --   --         5,471,738
   South Korea..............................................      348,299           --   --           348,299

THE EMERGING MARKETS SERIES

CONTINUED


                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------------
                                                                LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                             -------------- -------------- ------- --------------
Rights/Warrants
   Taiwan...................................................             -- $       39,852   --    $       39,852
   Thailand.................................................             --         24,636   --            24,636
Securities Lending Collateral...............................             --    133,343,951   --       133,343,951
Futures Contracts**......................................... $      403,947             --   --           403,947
                                                             -------------- --------------   --    --------------
TOTAL....................................................... $1,568,448,726 $4,543,710,016   --    $6,112,158,742
                                                             ============== ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (94.8%)
BRAZIL -- (9.0%)
    Aliansce Sonae Shopping Centers SA...............................  1,180,268         $   12,522,204                0.2%
#*  Azul SA, ADR.....................................................    548,855             21,394,368                0.3%
    BR Malls Participacoes SA........................................  7,133,056             27,301,436                0.4%
    Cia de Saneamento do Parana......................................    879,307             19,995,711                0.3%
    CVC Brasil Operadora e Agencia de Viagens SA.....................  1,091,287             13,940,066                0.2%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes..........  2,708,304             18,185,919                0.3%
    EDP - Energias do Brasil SA......................................  2,821,314             13,345,051                0.2%
    Equatorial Energia SA............................................  1,340,358             34,049,538                0.5%
    MRV Engenharia e Participacoes SA................................  3,320,154             14,562,152                0.2%
    Qualicorp Consultoria e Corretora de Seguros SA..................  2,491,663             19,818,988                0.3%
    Sul America SA...................................................  2,867,714             34,529,843                0.5%
    Transmissora Alianca de Energia Eletrica SA......................  3,338,651             24,041,950                0.4%
    YDUQS Part.......................................................  2,462,379             24,098,834                0.4%
    Other Securities.................................................                       317,186,665                5.1%
                                                                                         --------------               ----
TOTAL BRAZIL.........................................................                       594,972,725                9.3%
                                                                                         --------------               ----
CHILE -- (1.3%)
    Parque Arauco SA.................................................  5,633,230             14,829,285                0.2%
    Other Securities.................................................                        72,713,462                1.2%
                                                                                         --------------               ----
TOTAL CHILE..........................................................                        87,542,747                1.4%
                                                                                         --------------               ----
CHINA -- (16.0%)
*   3SBio, Inc.......................................................  7,919,000             14,751,165                0.2%
*   51job, Inc., ADR.................................................    146,514             11,540,908                0.2%
#*  Baozun, Inc., Sponsored ADR......................................    268,776             11,697,132                0.2%
#   China Aoyuan Group, Ltd..........................................  9,391,000             12,001,039                0.2%
    China Medical System Holdings, Ltd...............................  8,837,500             11,984,741                0.2%
    CIFI Holdings Group Co., Ltd..................................... 17,899,964             11,938,845                0.2%
    Far East Horizon, Ltd............................................ 12,557,000             11,888,254                0.2%
    Kingboard Holdings, Ltd..........................................  4,368,421             11,641,413                0.2%
#   Kingdee International Software Group Co., Ltd.................... 14,416,200             15,796,538                0.3%
    Li Ning Co., Ltd.................................................  4,131,000             14,007,474                0.2%
    Minth Group, Ltd.................................................  4,297,000             15,199,257                0.2%
    Shandong Weigao Group Medical Polymer Co., Ltd., Class H......... 11,908,000             13,670,868                0.2%
    Shenzhen International Holdings, Ltd.............................  7,852,816             15,965,018                0.3%
    Other Securities.................................................                       884,582,712               13.6%
                                                                                         --------------               ----
TOTAL CHINA..........................................................                     1,056,665,364               16.4%
                                                                                         --------------               ----
COLOMBIA -- (0.3%)
    Other Securities.................................................                        20,876,303                0.3%
                                                                                         --------------               ----
GREECE -- (0.4%)
    Other Securities.................................................                        27,820,918                0.4%
                                                                                         --------------               ----
HONG KONG -- (0.0%)
    Other Security...................................................                           569,179                0.0%
                                                                                         --------------               ----
HUNGARY -- (0.1%)
    Other Securities.................................................                         8,006,662                0.1%
                                                                                         --------------               ----

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                                                                              PERCENTAGE
                                                                   SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                 ---------- ------------------------------- ---------------
INDIA -- (11.0%)
    Crompton Greaves Consumer Electricals, Ltd..................  3,162,419         $   11,359,638                0.2%
    Federal Bank, Ltd........................................... 10,224,242             12,069,446                0.2%
    Other Securities............................................                       698,199,583               10.8%
                                                                                    --------------               ----
TOTAL INDIA.....................................................                       721,628,667               11.2%
                                                                                    --------------               ----
INDONESIA -- (2.7%)
    Other Securities............................................                       175,060,520                2.7%
                                                                                    --------------               ----
MALAYSIA -- (3.1%)
    Other Securities............................................                       204,764,291                3.2%
                                                                                    --------------               ----
MEXICO -- (3.1%)
#*  Alsea S.A.B. de C.V.........................................  4,593,827             12,226,961                0.2%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V..........  3,075,478             21,342,009                0.3%
    Megacable Holdings S.A.B. de C.V............................  2,886,613             11,850,172                0.2%
    Other Securities............................................                       156,117,191                2.4%
                                                                                    --------------               ----
TOTAL MEXICO....................................................                       201,536,333                3.1%
                                                                                    --------------               ----
PHILIPPINES -- (1.4%)
    Other Securities............................................                        93,020,607                1.4%
                                                                                    --------------               ----
POLAND -- (1.1%)
    Other Securities............................................                        72,344,163                1.1%
                                                                                    --------------               ----
RUSSIA -- (0.2%)
    Other Securities............................................                        10,911,600                0.2%
                                                                                    --------------               ----
SOUTH AFRICA -- (6.9%)
    African Rainbow Minerals, Ltd...............................  1,136,508             11,386,338                0.2%
    AVI, Ltd....................................................  2,690,297             15,447,267                0.2%
#   Barloworld, Ltd.............................................  2,004,459             15,965,466                0.3%
    Clicks Group, Ltd...........................................  1,489,117             24,206,910                0.4%
#   Foschini Group, Ltd. (The)..................................  1,303,259             15,030,287                0.2%
    Gold Fields, Ltd., Sponsored ADR............................  2,024,601             12,512,034                0.2%
#*  Impala Platinum Holdings, Ltd...............................  5,947,577             40,948,861                0.6%
    Life Healthcare Group Holdings, Ltd.........................  8,269,032             13,059,201                0.2%
*   Northam Platinum, Ltd.......................................  3,302,942             22,303,408                0.4%
    Pick n Pay Stores, Ltd......................................  2,900,901             12,673,046                0.2%
*   Sibanye Gold, Ltd...........................................  9,471,405             18,286,388                0.3%
#   SPAR Group, Ltd. (The)......................................  1,529,759             20,581,718                0.3%
    Truworths International, Ltd................................  3,181,399             11,275,738                0.2%
    Other Securities............................................                       220,487,865                3.4%
                                                                                    --------------               ----
TOTAL SOUTH AFRICA..............................................                       454,164,527                7.1%
                                                                                    --------------               ----
SOUTH KOREA -- (14.5%)
    Other Securities............................................                       955,041,081               14.9%
                                                                                    --------------               ----
TAIWAN -- (18.8%)
#   Walsin Technology Corp......................................  1,910,793             11,439,639                0.2%
    Other Securities............................................                     1,224,311,164               19.0%
                                                                                    --------------               ----
TOTAL TAIWAN....................................................                     1,235,750,803               19.2%
                                                                                    --------------               ----

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                                                                           PERCENTAGE
                                                                SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                              ---------- ------------------------------- ---------------
THAILAND -- (3.8%)
      Other Securities.......................................                    $  248,320,312                 3.9%
                                                                                 --------------               -----
TURKEY -- (1.1%)
      Other Securities.......................................                        74,222,083                 1.2%
                                                                                 --------------               -----
TOTAL COMMON STOCKS..........................................                     6,243,218,885                97.1%
                                                                                 --------------               -----
PREFERRED STOCKS -- (1.8%)

BRAZIL -- (1.7%)
      Cia de Saneamento do Parana............................  2,843,901             12,877,507                 0.2%
      Cia de Transmissao de Energia Eletrica Paulista........  1,944,669             11,428,961                 0.2%
      Cia Energetica de Sao Paulo............................  1,846,188             13,672,057                 0.2%
      Cia Paranaense de Energia..............................    960,299             13,329,970                 0.2%
      Other Securities.......................................                        59,324,611                 0.9%
                                                                                 --------------               -----
TOTAL BRAZIL.................................................                       110,633,106                 1.7%
                                                                                 --------------               -----
CHILE -- (0.0%)
      Other Security.........................................                         1,243,749                 0.0%
                                                                                 --------------               -----
COLOMBIA -- (0.1%)
      Other Securities.......................................                         1,722,387                 0.1%
                                                                                 --------------               -----
TOTAL PREFERRED STOCKS.......................................                       113,599,242                 1.8%
                                                                                 --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.......................................                           986,614                 0.0%
                                                                                 --------------               -----
TOTAL INVESTMENT SECURITIES
  (Cost $6,275,401,168)......................................                     6,357,804,741
                                                                                 --------------

                                                                                     VALUE+
                                                                         -------------------------------
SECURITIES LENDING COLLATERAL -- (3.4%)
@(S)  The DFA Short Term Investment Fund..................... 19,599,035            226,780,436                 3.5%
                                                                                 --------------               -----
TOTAL INVESTMENTS--(100.0%)
(Cost $6,502,156,830)........................................                    $6,584,585,177               102.4%
                                                                                 ==============               =====

As of October 31, 2019, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                                                            UNREALIZED
                                                             NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                                  CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                                  --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)..............................    650     12/20/19  $33,392,884 $33,845,500    $452,616
S&P 500(R) Emini Index......................................     72     12/20/19   10,624,869  10,928,880     304,011
                                                                                  ----------- -----------    --------
TOTAL FUTURES CONTRACTS.....................................                      $44,017,753 $44,774,380    $756,627
                                                                                  =========== ===========    ========

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------------
                                                                LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                             -------------- -------------- ------- --------------
Common Stocks
   Brazil................................................... $  594,972,725             --   --    $  594,972,725
   Chile....................................................        302,888 $   87,239,859   --        87,542,747
   China....................................................     81,475,059    975,190,305   --     1,056,665,364
   Colombia.................................................     20,876,303             --   --        20,876,303
   Greece...................................................             --     27,820,918   --        27,820,918
   Hong Kong................................................             --        569,179   --           569,179
   Hungary..................................................             --      8,006,662   --         8,006,662
   India....................................................      6,541,236    715,087,431   --       721,628,667
   Indonesia................................................        482,881    174,577,639   --       175,060,520
   Malaysia.................................................         41,885    204,722,406   --       204,764,291
   Mexico...................................................    201,516,550         19,783   --       201,536,333
   Philippines..............................................             --     93,020,607   --        93,020,607
   Poland...................................................             --     72,344,163   --        72,344,163
   Russia...................................................     10,911,600             --   --        10,911,600
   South Africa.............................................     21,009,004    433,155,523   --       454,164,527
   South Korea..............................................         74,289    954,966,792   --       955,041,081
   Taiwan...................................................        100,823  1,235,649,980   --     1,235,750,803
   Thailand.................................................    248,293,158         27,154   --       248,320,312
   Turkey...................................................             --     74,222,083   --        74,222,083
Preferred Stocks
   Brazil...................................................    110,633,106             --   --       110,633,106
   Chile....................................................             --      1,243,749   --         1,243,749
   Colombia.................................................      1,722,387             --   --         1,722,387
Rights/Warrants
   Indonesia................................................             --         91,796   --            91,796
   Malaysia.................................................             --          5,446   --             5,446
   South Korea..............................................             --        115,112   --           115,112
   Taiwan...................................................             --         97,373   --            97,373
   Turkey...................................................             --        676,887   --           676,887
Securities Lending Collateral...............................             --    226,780,436   --       226,780,436
Futures Contracts**.........................................        756,627             --   --           756,627
                                                             -------------- --------------   --    --------------
TOTAL....................................................... $1,299,710,521 $5,285,631,283   --    $6,585,341,804
                                                             ============== ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                           THE JAPANESE   THE ASIA     THE UNITED
                                                                THE DFA       SMALL     PACIFIC SMALL KINGDOM SMALL
                                                             INTERNATIONAL   COMPANY       COMPANY       COMPANY
                                                             VALUE SERIES*   SERIES*       SERIES*       SERIES*
                                                             ------------- ------------ ------------- -------------
ASSETS:
Investment Securities at Value (including $321,088,
  $191,793, $231,554 and $17,450 of securities on loan,
  respectively).............................................  $12,234,481   $3,715,115   $1,631,316    $2,236,422
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $257,560, $91,192, $48,843 and
  $18,811)..................................................      257,592       91,203       48,848        18,814
Segregated Cash for Futures Contracts.......................        4,457           --           --            --
Foreign Currencies at Value.................................      107,014        2,283        6,498         6,006
Cash........................................................        1,847        4,341           --           312
Receivables:
   Investment Securities Sold...............................       10,170        2,309        2,994        31,768
   Dividends, Interest and Tax Reclaims.....................       67,642       26,307        1,251         6,901
   Securities Lending Income................................          285          580          409            50
Unrealized Gain on Foreign Currency Contracts...............            1           --           --            --
                                                              -----------   ----------   ----------    ----------
       Total Assets.........................................   12,683,489    3,842,138    1,691,316     2,300,273
                                                              -----------   ----------   ----------    ----------
LIABILITIES:
Payables:
   Due to Custodian.........................................           --           --            2            --
   Upon Return of Securities Loaned.........................      257,574       91,233       48,834        18,814
   Investment Securities Purchased..........................        1,425        2,089          327         3,656
   Due to Advisor...........................................        2,064          308          137           187
   Line of Credit...........................................           --           --           10            --
   Futures Margin Variation.................................          419           --           --            --
Unrealized Loss on Foreign Currency Contracts...............           21           --           --            --
Accrued Expenses and Other Liabilities......................        1,136          331          163           165
                                                              -----------   ----------   ----------    ----------
       Total Liabilities....................................      262,639       93,961       49,473        22,822
                                                              -----------   ----------   ----------    ----------
NET ASSETS..................................................  $12,420,850   $3,748,177   $1,641,843    $2,277,451
                                                              ===========   ==========   ==========    ==========
Investment Securities at Cost...............................  $12,023,744   $3,300,844   $1,736,491    $2,084,250
                                                              ===========   ==========   ==========    ==========
Foreign Currencies at Cost..................................  $   105,529   $    2,272   $    6,486    $    5,978
                                                              ===========   ==========   ==========    ==========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                  THE
                                                                              CONTINENTAL THE CANADIAN              THE EMERGING
                                                                                 SMALL       SMALL     THE EMERGING   MARKETS
                                                                                COMPANY     COMPANY      MARKETS     SMALL CAP
                                                                                SERIES*     SERIES*      SERIES*      SERIES*
                                                                              ----------- ------------ ------------ ------------
ASSETS:
Investment Securities at Value (including $527,896, $215,322, $185,633
  and $582,271 of securities on loan, respectively).......................... $5,588,362   $1,145,639   $5,978,411   $6,357,805
Collateral from Securities on Loan Invested in Affiliate at Value (including
  cost of $514,827, $181,272, $133,324 and $226,756).........................    514,886      181,292      133,344      226,780
Segregated Cash for Futures Contracts........................................         --           --        2,068        2,144
Foreign Currencies at Value..................................................     10,125          741       34,952       34,447
Cash.........................................................................      3,377          810       17,655       20,377
Receivables:
   Investment Securities Sold................................................      4,167          899        9,555       13,550
   Dividends, Interest and Tax Reclaims......................................     12,045          843        5,724        8,133
   Securities Lending Income.................................................      1,327          232          389        2,865
                                                                              ----------   ----------   ----------   ----------
       Total Assets..........................................................  6,134,289    1,330,456    6,182,098    6,666,101
                                                                              ----------   ----------   ----------   ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..........................................    514,881      181,271      133,343      226,726
   Investment Securities Purchased...........................................     10,962          384        3,829        6,560
   Due to Advisor............................................................        461           97          501        1,070
   Futures Margin Variation..................................................         --           --          293          300
Unrealized Loss on Foreign Currency Contracts................................         14           --           --           --
Deferred Taxes Payable.......................................................         --           --        8,904           --
Accrued Expenses and Other Liabilities.......................................        476           89        1,066        1,078
                                                                              ----------   ----------   ----------   ----------
       Total Liabilities.....................................................    526,794      181,841      147,936      235,734
                                                                              ----------   ----------   ----------   ----------
NET ASSETS................................................................... $5,607,495   $1,148,615   $6,034,162   $6,430,367
                                                                              ==========   ==========   ==========   ==========
Investment Securities at Cost................................................ $4,988,018   $1,363,796   $4,151,605   $6,275,401
                                                                              ==========   ==========   ==========   ==========
Foreign Currencies at Cost................................................... $   10,108   $      744   $   34,876   $   34,484
                                                                              ==========   ==========   ==========   ==========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                                                      THE
                                                                                                 THE     THE ASIA   UNITED
                                                                                    THE DFA    JAPANESE  PACIFIC    KINGDOM
                                                                                 INTERNATIONAL  SMALL     SMALL      SMALL
                                                                                     VALUE     COMPANY   COMPANY    COMPANY
                                                                                    SERIES#    SERIES#   SERIES#    SERIES#
                                                                                 ------------- --------  --------  --------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $48,859, $8,503, $912 and $223,
     respectively)..............................................................   $490,858    $ 76,667  $ 64,269  $ 78,292
   Income from Securities Lending...............................................      7,065       9,223     6,043       460
                                                                                   --------    --------  --------  --------
          Total Investment Income...............................................    497,923      85,890    70,312    78,752
                                                                                   --------    --------  --------  --------
EXPENSES
   Investment Management Fees...................................................     24,092       3,519     1,659     2,223
   Accounting & Transfer Agent Fees.............................................        530         174       100       121
   Custodian Fees...............................................................      1,129         478       267       127
   Shareholders' Reports........................................................          6          12        12        12
   Directors'/Trustees' Fees & Expenses.........................................         71          22        10        12
   Professional Fees............................................................        243          59        28        36
   Other........................................................................        311         100        54        63
                                                                                   --------    --------  --------  --------
          Total Expenses........................................................     26,382       4,364     2,130     2,594
                                                                                   --------    --------  --------  --------
   Fees Paid Indirectly (Note C)................................................       (923)        (77)      (33)      (94)
                                                                                   --------    --------  --------  --------
   Net Expenses.................................................................     25,459       4,287     2,097     2,500
                                                                                   --------    --------  --------  --------
   NET INVESTMENT INCOME (LOSS).................................................    472,464      81,603    68,215    76,252
                                                                                   --------    --------  --------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.............................................    (46,440)     63,546    28,597    45,398
       Affiliated Investment Companies Shares Sold..............................         14          --         3         2
       Futures..................................................................      3,070          --       (97)       --
       Foreign Currency Transactions............................................        928         893      (572)   (1,016)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...............................     (6,446)      2,479   (10,141)  105,943
       Affiliated Investment Companies Shares...................................        (10)         10         4         1
       Futures..................................................................      7,836          --        --        --
       Translation of Foreign Currency-Denominated Amounts......................        652           9        16       552
                                                                                   --------    --------  --------  --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)......................................    (40,396)     66,937    17,810   150,880
                                                                                   --------    --------  --------  --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................   $432,068    $148,540  $ 86,025  $227,132
                                                                                   ========    ========  ========  ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                  THE       THE                  THE
                                                                              CONTINENTAL CANADIAN    THE     EMERGING
                                                                                 SMALL     SMALL    EMERGING   MARKETS
                                                                                COMPANY   COMPANY   MARKETS   SMALL CAP
                                                                                SERIES#   SERIES#   SERIES#    SERIES#
                                                                              ----------- --------  --------  ---------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $21,820, $4,102, $21,598 and
     $21,638, respectively)..................................................  $138,372   $ 23,553  $181,427  $170,320
   Income from Securities Lending............................................    15,048      4,211     4,327    38,473
                                                                               --------   --------  --------  --------
          Total Investment Income............................................   153,420     27,764   185,754   208,793
                                                                               --------   --------  --------  --------
EXPENSES
   Investment Management Fees................................................     5,366      1,118     5,856    13,268
   Accounting & Transfer Agent Fees..........................................       253         71       273       304
   Custodian Fees............................................................       798         76     2,111     2,718
   Shareholders' Reports.....................................................        13         12        12        11
   Directors'/Trustees' Fees & Expenses......................................        32          6        35        40
   Professional Fees.........................................................       164         17       182       187
   Other.....................................................................       164         28       155       204
                                                                               --------   --------  --------  --------
          Total Expenses.....................................................     6,790      1,328     8,624    16,732
                                                                               --------   --------  --------  --------
   Fees Paid Indirectly (Note C).............................................      (276)       (46)     (741)     (530)
                                                                               --------   --------  --------  --------
   Net Expenses..............................................................     6,514      1,282     7,883    16,202
                                                                               --------   --------  --------  --------
   NET INVESTMENT INCOME (LOSS)..............................................   146,906     26,482   177,871   192,591
                                                                               --------   --------  --------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**..........................................   271,616    (81,417)  (58,802)   60,673
       Affiliated Investment Companies Shares Sold...........................         7         (6)       (6)        3
       Futures...............................................................        --         --     1,845      (614)
       Foreign Currency Transactions.........................................      (101)       172      (438)   (2,493)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency............................    20,336     60,948   502,945   564,555
       Affiliated Investment Companies Shares................................        46         16         9        19
       Futures...............................................................        --         --     3,110     3,854
       Translation of Foreign Currency-Denominated Amounts...................        63          6        21        42
                                                                               --------   --------  --------  --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...................................   291,967    (20,281)  448,684   626,039
                                                                               --------   --------  --------  --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..............  $438,873   $  6,201  $626,555  $818,630
                                                                               ========   ========  ========  ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                      THE DFA INTERNATIONAL     THE JAPANESE SMALL
                                                                          VALUE SERIES            COMPANY SERIES
                                                                    ------------------------  ----------------------
                                                                       YEAR         YEAR         YEAR        YEAR
                                                                       ENDED        ENDED        ENDED       ENDED
                                                                      OCT 31,      OCT 31,      OCT 31,     OCT 31,
                                                                       2019         2018         2019        2018
                                                                    -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   472,464  $   420,496  $   81,603  $   80,378
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     (46,440)     410,722      63,546     229,342
       Affiliated Investment Companies Shares Sold.................          14         (107)         --        (137)
       Futures.....................................................       3,070       13,338          --          --
       Foreign Currency Transactions...............................         928       (5,911)        893      (2,149)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................      (6,446)  (1,897,300)      2,479    (628,895)
       Affiliated Investment Companies Shares......................         (10)          55          10          71
       Futures.....................................................       7,836       (9,675)         --          --
       Translation of Foreign Currency- Denominated Amounts........         652         (613)          9         280
                                                                    -----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     432,068   (1,068,995)    148,540    (321,110)
                                                                    -----------  -----------  ----------  ----------
Transactions in Interest:
   Contributions...................................................     903,879    1,051,133     105,276     364,251
   Withdrawals.....................................................  (1,068,437)    (560,948)   (339,736)   (198,093)
                                                                    -----------  -----------  ----------  ----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................    (164,558)     490,185    (234,460)    166,158
                                                                    -----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net Assets..................     267,510     (578,810)    (85,920)   (154,952)
NET ASSETS
   Beginning of Year...............................................  12,153,340   12,732,150   3,834,097   3,989,049
                                                                    -----------  -----------  ----------  ----------
   End of Year..................................................... $12,420,850  $12,153,340  $3,748,177  $3,834,097
                                                                    ===========  ===========  ==========  ==========

                                                                    THE ASIA PACIFIC SMALL
                                                                        COMPANY SERIES
                                                                    ----------------------
                                                                       YEAR        YEAR
                                                                       ENDED       ENDED
                                                                      OCT 31,     OCT 31,
                                                                       2019        2018
                                                                    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   68,215  $   76,219
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     28,597     (55,523)
       Affiliated Investment Companies Shares Sold.................          3         (60)
       Futures.....................................................        (97)       (134)
       Foreign Currency Transactions...............................       (572)       (898)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (10,141)   (175,750)
       Affiliated Investment Companies Shares......................          4          42
       Futures.....................................................         --          --
       Translation of Foreign Currency- Denominated Amounts........         16          (7)
                                                                    ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     86,025    (156,111)
                                                                    ----------  ----------
Transactions in Interest:
   Contributions...................................................     84,771     199,024
   Withdrawals.....................................................   (259,324)   (128,247)
                                                                    ----------  ----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................   (174,553)     70,777
                                                                    ----------  ----------
          Total Increase (Decrease) in Net Assets..................    (88,528)    (85,334)
NET ASSETS
   Beginning of Year...............................................  1,730,371   1,815,705
                                                                    ----------  ----------
   End of Year..................................................... $1,641,843  $1,730,371
                                                                    ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    THE UNITED KINGDOM SMALL  THE CONTINENTAL SMALL
                                                                        COMPANY SERIES            COMPANY SERIES
                                                                    ----------------------   -----------------------
                                                                       YEAR         YEAR        YEAR        YEAR
                                                                       ENDED        ENDED       ENDED       ENDED
                                                                      OCT 31,      OCT 31,     OCT 31,     OCT 31,
                                                                       2019         2018        2019        2018
                                                                    ----------   ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   76,252   $   76,805  $  146,906  $   152,247
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     45,398       85,120     271,616      319,242
       Affiliated Investment Companies Shares Sold.................          2           (9)          7         (101)
       Futures.....................................................         --           --          --          161
       Foreign Currency Transactions...............................     (1,016)      (1,153)       (101)      (2,498)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    105,943     (373,044)     20,336   (1,131,028)
       Affiliated Investment Companies Shares......................          1           --          46           78
       Translation of Foreign Currency- Denominated Amounts........        552         (181)         63         (371)
                                                                    ----------   ----------  ----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    227,132     (212,462)    438,873     (662,270)
                                                                    ----------   ----------  ----------  -----------
Transactions in Interest:
   Contributions...................................................     92,887      120,516     223,410      480,253
   Withdrawals.....................................................   (231,393)     (49,141)   (477,048)    (146,782)
                                                                    ----------   ----------  ----------  -----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................   (138,506)      71,375    (253,638)     333,471
                                                                    ----------   ----------  ----------  -----------
          Total Increase (Decrease) in Net Assets..................     88,626     (141,087)    185,235     (328,799)
NET ASSETS
   Beginning of Year...............................................  2,188,825    2,329,912   5,422,260    5,751,059
                                                                    ----------   ----------  ----------  -----------
   End of Year..................................................... $2,277,451   $2,188,825  $5,607,495  $ 5,422,260
                                                                    ==========   ==========  ==========  ===========

                                                                      THE CANADIAN SMALL
                                                                        COMPANY SERIES
                                                                    ----------------------
                                                                       YEAR        YEAR
                                                                       ENDED       ENDED
                                                                      OCT 31,     OCT 31,
                                                                       2019        2018
                                                                    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   26,482  $   25,307
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................    (81,417)     27,505
       Affiliated Investment Companies Shares Sold.................         (6)        (19)
       Futures.....................................................         --          --
       Foreign Currency Transactions...............................        172         120
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................     60,948    (185,376)
       Affiliated Investment Companies Shares......................         16          (3)
       Translation of Foreign Currency- Denominated Amounts........          6           6
                                                                    ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................      6,201    (132,460)
                                                                    ----------  ----------
Transactions in Interest:
   Contributions...................................................     99,460     136,490
   Withdrawals.....................................................   (103,857)    (47,441)
                                                                    ----------  ----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................     (4,397)     89,049
                                                                    ----------  ----------
          Total Increase (Decrease) in Net Assets..................      1,804     (43,411)
NET ASSETS
   Beginning of Year...............................................  1,146,811   1,190,222
                                                                    ----------  ----------
   End of Year..................................................... $1,148,615  $1,146,811
                                                                    ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                      THE EMERGING MARKETS     THE EMERGING MARKETS
                                                                             SERIES              SMALL CAP SERIES
                                                                    -----------------------  ------------------------
                                                                       YEAR        YEAR         YEAR         YEAR
                                                                       ENDED       ENDED        ENDED        ENDED
                                                                      OCT 31,     OCT 31,      OCT 31,      OCT 31,
                                                                       2019        2018         2019         2018
                                                                    ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $  177,871  $   149,893  $   192,591  $   206,734
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................    (58,802)      83,224       60,673      190,607
       Affiliated Investment Companies Shares Sold.................         (6)         (12)           3            3
       Futures.....................................................      1,845       (2,079)        (614)        (241)
       Foreign Currency Transactions...............................       (438)      (1,530)      (2,493)      (5,175)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    502,945     (948,414)     564,555   (1,594,871)
       Affiliated Investment Companies Shares......................          9            7           19          (30)
       Futures.....................................................      3,110       (3,369)       3,854       (4,231)
       Translation of Foreign Currency-Denominated Amounts.........         21          (32)          42          (34)
                                                                    ----------  -----------  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    626,555     (722,312)     818,630   (1,207,238)
                                                                    ----------  -----------  -----------  -----------
Transactions in Interest:
   Contributions...................................................    437,177      667,220      324,046      667,652
   Withdrawals.....................................................   (499,219)  (1,198,466)  (1,018,611)    (407,569)
                                                                    ----------  -----------  -----------  -----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................    (62,042)    (531,246)    (694,565)     260,083
                                                                    ----------  -----------  -----------  -----------
          Total Increase (Decrease) in Net Assets..................    564,513   (1,253,558)     124,065     (947,155)
NET ASSETS
   Beginning of Year...............................................  5,469,649    6,723,207    6,306,302    7,253,457
                                                                    ----------  -----------  -----------  -----------
   End of Year..................................................... $6,034,162  $ 5,469,649  $ 6,430,367  $ 6,306,302
                                                                    ==========  ===========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             THE DFA INTERNATIONAL VALUE SERIES
                                                             -----------------------------------------------------------------
                                                              YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                             OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016  OCT 31, 2015
                                                             ------------ ------------  ------------ ------------  ------------
Total Return................................................        3.60%       (8.10%)       26.53%       (0.10%)       (5.35%)
                                                             -----------  -----------   -----------   ----------    ----------
Net Assets, End of Year (thousands)......................... $12,420,850  $12,153,340   $12,732,150   $9,729,540    $9,227,905
Ratio of Expenses to Average Net Assets.....................        0.21%        0.22%         0.22%        0.22%         0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)..........................................        0.22%        0.22%         0.22%        0.22%         0.22%
Ratio of Net Investment Income to Average Net Assets........        3.92%        3.21%         3.33%        3.72%         3.31%
Portfolio Turnover Rate.....................................          16%          20%           17%          17%           21%

                                                                             THE JAPANESE SMALL COMPANY SERIES
                                                             ----------------------------------------------------------------
                                                              YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                             OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                             ------------ ------------  ------------ ------------ ------------
Total Return................................................        4.47%       (7.46%)       27.10%       14.53%        9.04%
                                                              ----------   ----------    ----------   ----------   ----------
Net Assets, End of Year (thousands).........................  $3,748,177   $3,834,097    $3,989,049   $3,132,594   $2,631,688
Ratio of Expenses to Average Net Assets.....................        0.12%        0.12%         0.13%        0.13%        0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)..........................................        0.12%        0.12%         0.13%        0.13%        0.13%
Ratio of Net Investment Income to Average Net Assets........        2.32%        1.90%         1.90%        1.99%        1.69%
Portfolio Turnover Rate.....................................          12%          17%           13%          10%           6%

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           THE ASIA PACIFIC SMALL COMPANY SERIES
                                                             ----------------------------------------------------------------
                                                              YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                             OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                             ------------ ------------  ------------ ------------ ------------
Total Return................................................        5.27%       (8.14%)       16.21%       16.69%      (11.83%)
                                                              ----------   ----------    ----------   ----------   ----------
Net Assets, End of Year (thousands).........................  $1,641,843   $1,730,371    $1,815,705   $1,555,736   $1,228,274
Ratio of Expenses to Average Net Assets.....................        0.13%        0.13%         0.13%        0.13%        0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)..........................................        0.13%        0.13%         0.13%        0.13%        0.13%
Ratio of Net Investment Income to Average Net Assets........        4.11%        3.96%         3.82%        4.00%        4.17%
Portfolio Turnover Rate.....................................          18%          18%           14%          10%           7%

                                                                          THE UNITED KINGDOM SMALL COMPANY SERIES
                                                             -----------------------------------------------------------------
                                                              YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                             OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016  OCT 31, 2015
                                                             ------------ ------------  ------------ ------------  ------------
Total Return................................................       10.67%       (8.90%)       29.87%      (15.82%)        9.95%
                                                              ----------   ----------    ----------   ----------    ----------
Net Assets, End of Year (thousands).........................  $2,277,451   $2,188,825    $2,329,912   $1,683,465    $2,084,113
Ratio of Expenses to Average Net Assets.....................        0.11%        0.11%         0.12%        0.12%         0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)..........................................        0.12%        0.11%         0.12%        0.12%         0.11%
Ratio of Net Investment Income to Average Net Assets........        3.43%        3.23%         3.40%        4.36%         3.44%
Portfolio Turnover Rate.....................................          18%          14%            9%          15%           10%

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           THE CONTINENTAL SMALL COMPANY SERIES
                                                             ----------------------------------------------------------------

                                                              YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                             OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                             ------------ ------------  ------------ ------------ ------------
Total Return................................................        8.43%      (10.78%)       34.27%        6.10%        9.81%
                                                              ----------   ----------    ----------   ----------   ----------
Net Assets, End of Year (thousands).........................  $5,607,495   $5,422,260    $5,751,059   $4,147,925   $3,653,743
Ratio of Expenses to Average Net Assets.....................        0.12%        0.12%         0.13%        0.13%        0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)..........................................        0.13%        0.12%         0.13%        0.13%        0.13%
Ratio of Net Investment Income to Average Net Assets........        2.74%        2.51%         2.33%        2.49%        2.44%
Portfolio Turnover Rate.....................................          17%          15%           13%           9%          14%

                                                                          THE CANADIAN SMALL COMPANY SERIES
                                                             ----------------------------------------------------------
                                                                                                       YEAR      YEAR
                                                              YEAR ENDED   YEAR ENDED    YEAR ENDED  ENDED OCT ENDED OCT
                                                             OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 31, 2016  31, 2015
                                                             ------------ ------------  ------------ --------- ---------
Total Return................................................        1.00%      (10.44%)       12.10%    20.77%   (25.00%)
                                                              ----------   ----------    ----------  --------  --------
Net Assets, End of Year (thousands).........................  $1,148,615   $1,146,811    $1,190,222  $933,264  $623,132
Ratio of Expenses to Average Net Assets.....................        0.12%        0.12%         0.12%     0.12%     0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)..........................................        0.12%        0.12%         0.12%     0.12%     0.12%
Ratio of Net Investment Income to Average Net Assets........        2.37%        2.11%         2.14%     2.52%     2.73%
Portfolio Turnover Rate.....................................          12%          14%           22%        8%       18%

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      THE EMERGING MARKETS SERIES
                                                   ----------------------------------------------------------------
                                                    YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                   ------------ ------------  ------------ ------------ ------------
Total Return......................................       11.40%      (11.83%)       25.26%       11.44%      (14.86%)
Net Assets, End of Year (thousands)...............  $6,034,162   $5,469,649    $6,723,207   $4,997,731   $4,403,555
Ratio of Expenses to Average Net Assets...........        0.14%        0.14%         0.15%        0.15%        0.16%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................        0.15%        0.14%         0.15%        0.15%        0.16%
Ratio of Net Investment Income to Average Net
  Assets..........................................        3.04%        2.40%         2.23%        2.45%        2.39%
Portfolio Turnover Rate...........................           9%          12%            8%           5%           9%

                                                                 THE EMERGING MARKETS SMALL CAP SERIES
                                                   ----------------------------------------------------------------
                                                    YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                   ------------ ------------  ------------ ------------ ------------
Total Return......................................       13.47%      (16.06%)       21.55%       14.45%       (9.42%)
Net Assets, End of Year (thousands)...............  $6,430,367   $6,306,302    $7,253,457   $5,515,647   $4,898,307
Ratio of Expenses to Average Net Assets...........        0.24%        0.24%         0.27%        0.26%        0.26%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................        0.25%        0.24%         0.27%        0.26%        0.27%
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.90%        2.77%         2.78%        2.89%        2.62%
Portfolio Turnover Rate...........................          12%          12%           15%          18%          18%

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m.

ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m.
ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2019, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                The DFA International Value Series....... 0.20%
                The Japanese Small Company Series........ 0.10%
                The Asia Pacific Small Company Series.... 0.10%
                The United Kingdom Small Company Series.. 0.10%
                The Continental Small Company Series..... 0.10%
                The Canadian Small Company Series........ 0.10%
                The Emerging Markets Series.............. 0.10%
                The Emerging Markets Small Cap Series.... 0.20%

EARNED INCOME CREDIT:

   Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2019, expenses reduced were as follows (amounts in thousands):

                                                        FEES PAID
                                                        INDIRECTLY
                                                        ----------
              The DFA International Value Series.......    $923
              The Japanese Small Company Series........      77
              The Asia Pacific Small Company Series....      33
              The United Kingdom Small Company Series..      94
              The Continental Small Company Series.....     276
              The Canadian Small Company Series........      46
              The Emerging Markets Series..............     741
              The Emerging Markets Small Cap Series....     530

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2019, the total related amounts paid by the Trust to the CCO were $73 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

                 The DFA International Value Series....... $402
                 The Japanese Small Company Series........  101
                 The Asia Pacific Small Company Series....   51
                 The United Kingdom Small Company Series..   66
                 The Continental Small Company Series.....  133
                 The Canadian Small Company Series........   32
                 The Emerging Markets Series..............  166
                 The Emerging Markets Small Cap Series....  149

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Series' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

                                                  PURCHASES    SALES
                                                  ---------- ----------
        The DFA International Value Series....... $2,227,903 $1,896,927
        The Japanese Small Company Series........ $  413,924 $  566,085
        The Asia Pacific Small Company Series.... $  303,278 $  331,966
        The United Kingdom Small Company Series.. $  414,490 $  399,311
        The Continental Small Company Series..... $  886,698 $  964,242
        The Canadian Small Company Series........ $  172,997 $  133,503

                                                  PURCHASES   SALES
                                                  --------- ----------
          The Emerging Markets Series............ $637,524  $  501,204
          The Emerging Markets Small Cap Series.. $761,452  $1,252,028

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

   The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                        NET
                                                      REALIZED   CHANGE IN                 SHARES
                    BALANCE AT                         GAIN/    UNREALIZED   BALANCE AT     AS OF
                    OCTOBER 31, PURCHASES   PROCEEDS   (LOSS)  APPRECIATION/ OCTOBER 31, OCTOBER 31, DIVIDEND CAPITAL GAIN
                       2018      AT COST   FROM SALES ON SALES DEPRECIATION     2019        2019      INCOME  DISTRIBUTIONS
                    ----------- ---------- ---------- -------- ------------- ----------- ----------- -------- -------------
THE DFA
  INTERNATIONAL
  VALUE SERIES
The DFA Short Term
  Investment
  Fund.............  $488,072   $5,259,583 $5,490,067   $14        $(10)      $257,592     22,262    $11,035       --
                     --------   ---------- ----------   ---        ----       --------     ------    -------       --
TOTAL..............  $488,072   $5,259,583 $5,490,067   $14        $(10)      $257,592     22,262    $11,035       --
                     ========   ========== ==========   ===        ====       ========     ======    =======       ==
THE JAPANESE SMALL
  COMPANY SERIES
The DFA Short Term
  Investment
  Fund.............  $218,283   $  566,951 $  694,041    --        $ 10       $ 91,203      7,882    $ 3,328       --
                     --------   ---------- ----------   ---        ----       --------     ------    -------       --
TOTAL..............  $218,283   $  566,951 $  694,041    --        $ 10       $ 91,203      7,882    $ 3,328       --
                     ========   ========== ==========   ===        ====       ========     ======    =======       ==
THE ASIA PACIFIC
  SMALL COMPANY
  SERIES
The DFA Short Term
  Investment
  Fund.............  $102,269   $  215,000 $  268,428   $ 3        $  4       $ 48,848      4,222    $ 2,167       --
                     --------   ---------- ----------   ---        ----       --------     ------    -------       --
TOTAL..............  $102,269   $  215,000 $  268,428   $ 3        $  4       $ 48,848      4,222    $ 2,167       --
                     ========   ========== ==========   ===        ====       ========     ======    =======       ==
THE UNITED
  KINGDOM SMALL
  COMPANY SERIES
The DFA Short Term
  Investment
  Fund.............  $ 25,540   $  222,126 $  228,855   $ 2        $  1       $ 18,814      1,626    $   729       --
                     --------   ---------- ----------   ---        ----       --------     ------    -------       --
TOTAL..............  $ 25,540   $  222,126 $  228,855   $ 2        $  1       $ 18,814      1,626    $   729       --
                     ========   ========== ==========   ===        ====       ========     ======    =======       ==
THE CONTINENTAL
  SMALL COMPANY
  SERIES
The DFA Short Term
  Investment
  Fund.............  $589,645   $1,524,995 $1,599,808   $ 7        $ 47       $514,886     44,498    $11,828       --
                     --------   ---------- ----------   ---        ----       --------     ------    -------       --
TOTAL..............  $589,645   $1,524,995 $1,599,808   $ 7        $ 47       $514,886     44,498    $11,828       --
                     ========   ========== ==========   ===        ====       ========     ======    =======       ==
THE CANADIAN SMALL
  COMPANY SERIES
The DFA Short Term
  Investment
  Fund.............  $154,044   $  912,955 $  885,717   $(6)       $ 16       $181,292     15,668    $ 3,714       --
                     --------   ---------- ----------   ---        ----       --------     ------    -------       --
TOTAL..............  $154,044   $  912,955 $  885,717   $(6)       $ 16       $181,292     15,668    $ 3,714       --
                     ========   ========== ==========   ===        ====       ========     ======    =======       ==

                                                         NET
                                                       REALIZED   CHANGE IN                 SHARES
                      BALANCE AT                        GAIN/    UNREALIZED   BALANCE AT     AS OF
                      OCTOBER 31, PURCHASES  PROCEEDS   (LOSS)  APPRECIATION/ OCTOBER 31, OCTOBER 31, DIVIDEND CAPITAL GAIN
                         2018      AT COST  FROM SALES ON SALES DEPRECIATION     2019        2019      INCOME  DISTRIBUTIONS
                      ----------- --------- ---------- -------- ------------- ----------- ----------- -------- -------------
THE EMERGING MARKETS
  SERIES
The DFA Short Term
  Investment Fund....  $135,212   $815,351   $817,222    $(6)        $ 9       $133,344     11,524     $3,779       --
                       --------   --------   --------    ---         ---       --------     ------     ------       --
TOTAL................  $135,212   $815,351   $817,222    $(6)        $ 9       $133,344     11,524     $3,779       --
                       ========   ========   ========    ===         ===       ========     ======     ======       ==
THE EMERGING MARKETS
  SMALL CAP SERIES
The DFA Short Term
  Investment Fund....  $308,694   $708,038   $789,974    $ 3         $19       $226,780     19,599     $6,729       --
                       --------   --------   --------    ---         ---       --------     ------     ------       --
TOTAL................  $308,694   $708,038   $789,974    $ 3         $19       $226,780     19,599     $6,729       --
                       ========   ========   ========    ===         ===       ========     ======     ======       ==

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                      NET
                                                                                   UNREALIZED
                                          FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                          TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                         ----------- ------------ -------------- --------------
The DFA International Value Series...... $12,333,319  $1,392,910   $(1,234,155)    $  158,755
The Japanese Small Company Series.......   3,458,783     730,459      (382,924)       347,535
The Asia Pacific Small Company Series...   1,819,346     298,364      (437,545)      (139,181)
The United Kingdom Small Company Series.   2,134,598     452,850      (332,212)       120,638
The Continental Small Company Series....   5,549,045   1,377,133      (822,930)       554,203
The Canadian Small Company Series.......   1,567,974     205,101      (446,144)      (241,043)
The Emerging Markets Series.............   4,314,649   2,254,714      (457,609)     1,797,105
The Emerging Markets Small Cap Series...   6,588,698   1,409,380    (1,413,493)        (4,113)

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

   Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom's (UK) vote to exit the EU in June 2016. Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series' investments.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FUTURES CONTRACTS: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amounts in thousands):

                                                       FUTURES**
                                                       ---------
               The DFA International Value Series.....  $98,810
               The Asia Pacific Small Company Series..      698
               The Emerging Markets Series............   40,095
               The Emerging Markets Small Cap Series..   42,911

** Average Notional Value of contracts

      The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

                                                                 ASSET DERIVATIVES VALUE
                                                             --------------------------------
                                                              TOTAL VALUE AT      EQUITY
                                                             OCTOBER 31, 2019 CONTRACTS *,(1)
                                                             ---------------- ---------------
The DFA International Value Series..........................      $1,045          $1,045
The Emerging Markets Series.................................         404             404
The Emerging Markets Small Cap Series.......................         757             757

(1)Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

                                                 REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                                 ---------------------
                                                             EQUITY
                                                  TOTAL   CONTRACTS (1)
                                                 ------   -------------
         The DFA International Value Series..... $3,070      $3,070
         The Asia Pacific Small Company Series..    (97)        (97)*
         The Emerging Markets Series............  1,845       1,845
         The Emerging Markets Small Cap Series..   (614)       (614)

                                               CHANGE IN UNREALIZED APPRECIATION
                                               (DEPRECIATION) ON DERIVATIVES
                                               ---------------------------------
                                                                  EQUITY
                                                  TOTAL         CONTRACTS (2)
                                               -------------- ---------------
      The DFA International Value Series......     $7,836         $7,836
      The Emerging Markets Series.............      3,110          3,110
      The Emerging Markets Small Cap Series...      3,854          3,854

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
* As of October 31, 2019, there were no futures contracts outstanding. During the year ended October 31, 2019, the Series had limited activity in futures contracts.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the year ended October 31, 2019, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                               WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                                AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                             INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                             ------------- ------------ ------------ -------- ---------------
The DFA International Value Series..........................     1.30%        $   42          2         --        $    84
The Japanese Small Company Series...........................     2.96%         1,452         28        $ 3          4,590
The Asia Pacific Small Company Series.......................     2.84%         2,280         29          6         32,447
The United Kingdom Small Company Series.....................     3.01%           409         15         --          2,481
The Continental Small Company Series........................     2.70%         2,327         10          2         16,411
The Canadian Small Company Series...........................     2.15%           333          4         --            443
The Emerging Markets Series.................................     2.87%         2,184         12          2          9,553
The Emerging Markets Small Cap Series.......................     2.95%         7,687         36         24         45,493

                                                               OUTSTANDING
                                                                BORROWINGS
                                                             AS OF 10/31/2019
                                                             ----------------
The DFA International Value Series..........................        --
The Japanese Small Company Series...........................        --
The Asia Pacific Small Company Series.......................       $10
The United Kingdom Small Company Series.....................        --
The Continental Small Company Series........................        --
The Canadian Small Company Series...........................        --
The Emerging Markets Series.................................        --
The Emerging Markets Small Cap Series.......................        --

* Number of Days Outstanding represents the total single or consecutive days during the year ended October 31, 2019, that each Series' available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   For the year ended October 31, 2019, activity by the Series under the interfund lending program was as follows:

                                    WEIGHTED      WEIGHTED    NUMBER OF  INTEREST  MAXIMUM AMOUNT     OUTSTANDING
                      BORROWER OR    AVERAGE    AVERAGE LOAN    DAYS     EXPENSE/  BORROWED/LOANED     BORROWINGS
                        LENDER    INTEREST RATE   BALANCE    OUTSTANDING  INCOME  DURING THE PERIOD AS OF 10/31/2019
                      ----------- ------------- ------------ ----------- -------- ----------------- ----------------
The Emerging Markets
  Small Cap Series...  Borrower       2.80%          --           2         --           --                --

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2019, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

   For the year ended October 31, 2019, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                                    PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                                    --------- -------- --------------------
The DFA International Value Series.......................... $132,250  $124,185       $(31,843)
The Japanese Small Company Series...........................   77,611    45,808          2,930
The Asia Pacific Small Company Series.......................   19,544    52,066          7,392
The United Kingdom Small Company Series.....................      125    34,943        (47,534)
The Continental Small Company Series........................   48,163    30,355          5,452
The Canadian Small Company Series...........................   28,285     3,871             12
The Emerging Markets Series.................................    2,880    11,859         (2,374)
The Emerging Markets Small Cap Series.......................    8,078     9,084         (2,041)

J. SECURITIES LENDING:

   As of October 31, 2019, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                        NON-CASH
                                                       COLLATERAL
                                                         MARKET
                                                         VALUE
                                                       ----------
               The DFA International Value Series.....  $ 79,753
               The Japanese Small Company Series......   112,829
               The Asia Pacific Small Company Series..   197,335
               The Continental Small Company Series...    43,921
               The Canadian Small Company Series......    45,992

                                                        NON-CASH
                                                       COLLATERAL
                                                         MARKET
                                                         VALUE
                                                       ----------
               The Emerging Markets Series............  $ 64,179
               The Emerging Markets Small Cap Series..   394,029

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                                         REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                      AS OF OCTOBER 31, 2019
                                       -----------------------------------------------------
                                       OVERNIGHT AND            BETWEEN
                                        CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                       ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
THE DFA INTERNATIONAL VALUE SERIES
   Common Stocks......................   $257,574       --         --         --    $257,574
THE JAPANESE SMALL COMPANY SERIES
   Common Stocks......................     91,233       --         --         --      91,233
THE ASIA PACIFIC SMALL COMPANY SERIES
   Common Stocks......................     48,834       --         --         --      48,834

                                           REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                        AS OF OCTOBER 31, 2019
                                         -----------------------------------------------------
                                         OVERNIGHT AND            BETWEEN
                                          CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                         ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
THE UNITED KINGDOM SMALL COMPANY SERIES
   Common Stocks........................   $ 18,814       --         --         --    $ 18,814
THE CONTINENTAL SMALL COMPANY SERIES
   Common Stocks, Rights/Warrants.......    514,881       --         --         --     514,881
THE CANADIAN SMALL COMPANY SERIES
   Common Stocks, Rights/Warrants.......    181,271       --         --         --     181,271
THE EMERGING MARKETS SERIES
   Common Stocks........................    133,343       --         --         --     133,343
THE EMERGING MARKETS SMALL CAP SERIES
   Common Stocks........................    226,726       --         --         --     226,726

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (eight of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the "Series") as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended
October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
October 31, 2019, and each of the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on the Series' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                   [CHART]

                       Dimensional Emerging          MSCI Emerging Markets
                        Markets Value Fund           Index (net dividends)
                    --------------------------     -------------------------
  10/31/2009                  $10,000                       $10,000
  11/30/2009                   10,641                        10,430
  12/31/2009                   11,173                        10,841
   1/31/2010                   10,541                        10,237
   2/28/2010                   10,626                        10,273
   3/31/2010                   11,563                        11,102
   4/30/2010                   11,641                        11,237
   5/31/2010                   10,427                        10,248
   6/30/2010                   10,492                        10,173
   7/31/2010                   11,469                        11,020
   8/31/2010                   11,263                        10,806
   9/30/2010                   12,620                        12,007
  10/31/2010                   13,055                        12,356
  11/30/2010                   12,637                        12,029
  12/31/2010                   13,692                        12,888
   1/31/2011                   13,265                        12,538
   2/28/2011                   13,051                        12,421
   3/31/2011                   13,804                        13,152
   4/30/2011                   14,301                        13,560
   5/31/2011                   13,760                        13,204
   6/30/2011                   13,480                        13,001
   7/31/2011                   13,373                        12,943
   8/31/2011                   12,020                        11,786
   9/30/2011                    9,866                        10,068
  10/31/2011                   11,167                        11,402
  11/30/2011                   10,604                        10,642
  12/31/2011                   10,228                        10,513
   1/31/2012                   11,650                        11,706
   2/29/2012                   12,362                        12,407
   3/31/2012                   11,834                        11,993
   4/30/2012                   11,453                        11,850
   5/31/2012                   10,188                        10,521
   6/30/2012                   10,652                        10,927
   7/31/2012                   10,589                        11,140
   8/31/2012                   10,740                        11,103
   9/30/2012                   11,434                        11,773
  10/31/2012                   11,289                        11,701
  11/30/2012                   11,418                        11,850
  12/31/2012                   12,254                        12,429
   1/31/2013                   12,456                        12,601
   2/28/2013                   12,252                        12,442
   3/31/2013                   12,151                        12,228
   4/30/2013                   12,261                        12,320
   5/31/2013                   11,915                        12,004
   6/30/2013                   10,915                        11,240
   7/31/2013                   11,132                        11,357
   8/31/2013                   10,900                        11,162
   9/30/2013                   11,707                        11,888
  10/31/2013                   12,241                        12,466
  11/30/2013                   11,952                        12,284
  12/31/2013                   11,836                        12,106
   1/31/2014                   11,013                        11,320
   2/28/2014                   11,261                        11,695
   3/31/2014                   11,766                        12,054
   4/30/2014                   11,847                        12,094
   5/31/2014                   12,333                        12,516
   6/30/2014                   12,659                        12,849
   7/31/2014                   12,902                        13,097
   8/31/2014                   13,193                        13,392
   9/30/2014                   12,119                        12,400
  10/31/2014                   12,108                        12,546
  11/30/2014                   11,911                        12,413
  12/31/2014                   11,361                        11,841
   1/31/2015                   11,272                        11,912
   2/28/2015                   11,677                        12,281
   3/31/2015                   11,353                        12,106
   4/30/2015                   12,482                        13,037
   5/31/2015                   11,930                        12,515
   6/30/2015                   11,556                        12,190
   7/31/2015                   10,635                        11,345
   8/31/2015                    9,672                        10,319
   9/30/2015                    9,352                        10,009
  10/31/2015                    9,934                        10,723
  11/30/2015                    9,551                        10,304
  12/31/2015                    9,267                        10,075
   1/31/2016                    8,750                         9,421
   2/29/2016                    8,805                         9,406
   3/31/2016                   10,107                        10,650
   4/30/2016                   10,381                        10,708
   5/31/2016                    9,711                        10,309
   6/30/2016                   10,245                        10,721
   7/31/2016                   10,893                        11,260
   8/31/2016                   11,097                        11,540
   9/30/2016                   11,256                        11,689
  10/31/2016                   11,504                        11,716
  11/30/2016                   11,105                        11,177
  12/31/2016                   11,156                        11,202
   1/31/2017                   11,865                        11,815
   2/28/2017                   12,410                        12,176
   3/31/2017                   12,753                        12,484
   4/30/2017                   12,852                        12,757
   5/31/2017                   13,086                        13,134
   6/30/2017                   13,125                        13,266
   7/31/2017                   13,830                        14,057
   8/31/2017                   14,183                        14,371
   9/30/2017                   13,872                        14,314
  10/31/2017                   14,366                        14,815
  11/30/2017                   14,443                        14,845
  12/31/2017                   14,981                        15,378
   1/31/2018                   16,303                        16,660
   2/28/2018                   15,540                        15,891
   3/31/2018                   15,334                        15,596
   4/30/2018                   15,395                        15,527
   5/31/2018                   14,736                        14,977
   6/30/2018                   13,937                        14,355
   7/31/2018                   14,579                        14,670
   8/31/2018                   14,235                        14,273
   9/30/2018                   14,255                        14,198
  10/31/2018                   13,064                        12,961
  11/30/2018                   13,533                        13,495
  12/31/2018                   13,248                        13,138
   1/31/2019                   14,220                        14,288
   2/28/2019                   14,126                        14,320
   3/31/2019                   14,209                        14,440
   4/30/2019                   14,323                        14,744
   5/31/2019                   13,570                        13,675             Past performance is not predictive
   6/30/2019                   14,261                        14,528             of future performance.
   7/31/2019                   13,640                        14,350
   8/31/2019                   12,944                        13,651             The returns shown do not reflect
   9/30/2019                   13,281                        13,911             the deduction of taxes that a
  10/31/2019                   13,749                        14,498             shareholder would pay on fund
                                                                                distributions or the redemption of
             AVERAGE ANNUAL         ONE         FIVE         TEN                fund shares.
             TOTAL RETURN           YEAR        YEARS       YEARS
             -----------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    5.24%       2.58%       3.24%               all rights reserved.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW             12 MONTHS ENDED OCTOBER 31, 2019

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

                                                       RETURN IN
                                                      U.S. DOLLARS
                                                      ------------
             MSCI World ex USA Index.................    11.08%
             MSCI World ex USA Mid Cap Index.........    10.71%
             MSCI World ex USA Small Cap Index.......     8.61%
             MSCI World ex USA Value Index...........     5.95%
             MSCI World ex USA Growth Index..........    16.25%

   For the 12 Months Ended October 31, 2019, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                        12 MONTHS ENDED OCTOBER 31, 2019
                        --------------------------------

            TEN LARGEST FOREIGN DEVELOPED                RETURN IN
            MARKETS BY MARKET CAP          LOCAL RETURN U.S. DOLLARS
            -----------------------------  ------------ ------------
            Japan.........................     4.57%        9.16%
            United Kingdom................     5.73%        7.08%
            France........................    14.29%       12.54%
            Canada........................    11.54%       11.45%
            Switzerland...................    16.43%       18.69%
            Germany.......................     9.14%        7.46%
            Australia.....................    20.12%       16.76%
            Netherlands...................    21.77%       20.09%
            Hong Kong.....................    15.60%       15.63%
            Spain.........................     7.47%        5.82%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   Emerging markets had positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

                                                       RETURN IN
                                                      U.S. DOLLARS
                                                      ------------
             MSCI Emerging Markets Index.............    11.86%
             MSCI Emerging Markets Mid Cap Index.....    11.08%
             MSCI Emerging Markets Small Cap Index...     9.69%
             MSCI Emerging Markets Value Index.......     6.00%
             MSCI Emerging Markets Growth Index......    17.97%

   For the 12 Months Ended October 31, 2019, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of emerging markets.

                        12 MONTHS ENDED OCTOBER 31, 2019
                        --------------------------------

            TEN LARGEST EMERGING MARKETS                 RETURN IN
            BY MARKET CAP                  LOCAL RETURN U.S. DOLLARS
            ----------------------------   ------------ ------------
            China.........................    12.94%       12.90%
            Korea.........................     7.43%        5.22%
            Taiwan........................    20.39%       22.38%
            India.........................    12.67%       17.46%
            Brazil........................    22.35%       13.21%
            South Africa..................    10.59%        8.41%
            Russia........................    31.36%       34.30%
            Thailand......................    -4.10%        5.28%
            Mexico........................     1.02%        6.71%
            Saudi Arabia..................    -1.29%       -1.27%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

DIMENSIONAL EMERGING MARKETS VALUE FUND

   The Dimensional Emerging Markets Value Fund invests in value stocks of large and small companies in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the value segment of emerging markets. As of October 31, 2019, the Fund held approximately 2,500 securities in 19 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 5.24% for the Fund and 11.86% for the MSCI Emerging Markets Index (net dividends), the Fund's benchmark. As a result of the Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Fund's focus on low relative price (value) stocks had a negative impact on performance relative to the style-neutral benchmark, as value stocks underperformed high relative price (growth) stocks in emerging markets for the period. With small-cap stocks underperforming large-cap stocks, the Fund's inclusion of small-caps also detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the Fund's focus on value stocks had a particularly negative impact in China, as Chinese value stocks underperformed.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLES

                                         BEGINNING  ENDING               EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                           VALUE    VALUE     EXPENSE     DURING
                                         05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                         --------- --------- ---------- ----------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return
   Institutional Class Shares........... $1,000.00 $  960.00    0.15%     $0.74
Hypothetical 5% Annual Return
   Institutional Class Shares........... $1,000.00 $1,024.45    0.15%     $0.77

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on September 27, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC's website at http://www.sec.gov; or by visiting the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND
      Communication Services......................................   4.7%
      Consumer Discretionary......................................   7.0%
      Consumer Staples............................................   2.9%
      Energy......................................................  16.7%
      Financials..................................................  29.0%
      Health Care.................................................   1.4%
      Industrials.................................................   8.8%
      Information Technology......................................   8.6%
      Materials...................................................  15.2%
      Real Estate.................................................   4.1%
      Utilities...................................................   1.6%
                                                                   -----
                                                                   100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                  PERCENTAGE
                                                                                                                    OF NET
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)  ASSETS++
                                                                      ----------- ------------------------------- ----------
COMMON STOCKS -- (96.2%)
BRAZIL -- (7.9%)
    Petroleo Brasileiro SA...........................................  12,794,994         $  104,325,222              0.6%
#   Petroleo Brasileiro SA , Sponsored ADR (US71654V1017)............  14,367,145            216,800,218              1.3%
#   Petroleo Brasileiro SA , Sponsored ADR (US71654V4086)............  11,860,183            192,609,372              1.1%
*   Vale SA..........................................................  27,820,681            327,424,551              1.9%
*   Vale SA, Sponsored ADR...........................................  10,058,396            118,085,568              0.7%
    Other Securities.................................................                        439,052,864              2.4%
                                                                                          --------------             ----
TOTAL BRAZIL.........................................................                      1,398,297,795              8.0%
                                                                                          --------------             ----
CHILE -- (1.2%)
    Other Securities.................................................                        214,675,816              1.2%
                                                                                          --------------             ----
CHINA -- (16.8%)
    Bank of China, Ltd., Class H..................................... 310,867,817            126,767,159              0.7%
    China Construction Bank Corp., Class H........................... 482,773,101            386,831,809              2.2%
    China Mobile, Ltd................................................  34,307,500            278,806,586              1.6%
    China Mobile, Ltd., Sponsored ADR................................   1,459,236             58,923,950              0.3%
    China Overseas Land & Investment, Ltd............................  28,666,000             90,455,302              0.5%
    China Resources Land, Ltd........................................  19,654,000             83,586,043              0.5%
    CNOOC, Ltd....................................................... 102,276,000            152,212,236              0.9%
#   CNOOC, Ltd., Sponsored ADR.......................................     202,442             30,070,735              0.2%
    Industrial & Commercial Bank of China, Ltd., Class H............. 287,374,996            205,873,482              1.2%
    Other Securities.................................................                      1,541,361,183              8.9%
                                                                                          --------------             ----
TOTAL CHINA..........................................................                      2,954,888,485             17.0%
                                                                                          --------------             ----
COLOMBIA -- (0.2%)
    Other Securities.................................................                         36,093,948              0.2%
                                                                                          --------------             ----
CZECH REPUBLIC -- (0.2%)
    Other Security...................................................                         37,566,643              0.2%
                                                                                          --------------             ----
GREECE -- (0.2%)
    Other Securities.................................................                         37,109,697              0.2%
                                                                                          --------------             ----
HUNGARY -- (0.3%)
    Other Securities.................................................                         45,306,074              0.3%
                                                                                          --------------             ----
INDIA -- (13.2%)
    Axis Bank, Ltd...................................................  10,161,387            104,675,939              0.6%
    Bharti Airtel, Ltd...............................................  23,596,310            124,072,367              0.7%
#   ICICI Bank, Ltd., Sponsored ADR..................................   6,896,114             89,856,364              0.5%
    Reliance Industries, Ltd.........................................  32,191,746            663,853,603              3.8%
    Reliance Industries, Ltd., GDR...................................      80,641              3,307,142              0.0%
    Other Securities.................................................                      1,332,808,434              7.7%
                                                                                          --------------             ----
TOTAL INDIA..........................................................                      2,318,573,849             13.3%
                                                                                          --------------             ----
INDONESIA -- (2.6%)
    Bank Mandiri Persero Tbk PT...................................... 164,608,762             82,282,819              0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                                                                                 PERCENTAGE
                                                                                                                   OF NET
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)  ASSETS++
                                                                      ---------- ------------------------------- ----------
INDONESIA -- (Continued)
    Other Securities.................................................                    $  382,765,332              2.2%
                                                                                         --------------             ----
TOTAL INDONESIA......................................................                       465,048,151             2.7%
                                                                                         --------------             ----
MALAYSIA -- (2.7%)
    CIMB Group Holdings Bhd.......................................... 57,878,866             72,639,175              0.4%
    Other Securities.................................................                       404,326,791              2.3%
                                                                                         --------------             ----
TOTAL MALAYSIA.......................................................                       476,965,966              2.7%
                                                                                         --------------             ----
MEXICO -- (2.9%)
    Grupo Financiero Banorte S.A.B. de C.V........................... 16,395,384             89,645,546              0.5%
    Grupo Mexico S.A.B. de C.V., Class B............................. 36,963,456             97,594,361              0.6%
    Other Securities.................................................                       325,110,676              1.8%
                                                                                         --------------             ----
TOTAL MEXICO.........................................................                       512,350,583              2.9%
                                                                                         --------------             ----
PHILIPPINES -- (1.2%)
    Other Securities.................................................                       218,609,976              1.3%
                                                                                         --------------             ----
POLAND -- (1.2%)
#   Polski Koncern Naftowy Orlen S.A.................................  2,725,484             74,523,157              0.4%
    Other Securities.................................................                       138,901,392              0.8%
                                                                                         --------------             ----
TOTAL POLAND.........................................................                       213,424,549              1.2%
                                                                                         --------------             ----
RUSSIA -- (2.4%)
    Gazprom PJSC, Sponsored ADR...................................... 21,147,557            169,536,708              1.0%
    Lukoil PJSC, Sponsored ADR.......................................  2,373,113            218,689,539              1.3%
    Other Securities.................................................                        37,887,648              0.1%
                                                                                         --------------             ----
TOTAL RUSSIA.........................................................                       426,113,895              2.4%
                                                                                         --------------             ----
SOUTH AFRICA -- (6.5%)
    Absa Group, Ltd..................................................  8,433,507             86,494,711              0.5%
#   AngloGold Ashanti, Ltd., Sponsored ADR...........................  3,295,420             72,762,874              0.4%
    Gold Fields, Ltd., Sponsored ADR................................. 12,618,767             77,983,980              0.5%
#   MTN Group, Ltd................................................... 21,170,577            131,037,009              0.8%
    Standard Bank Group, Ltd......................................... 14,127,822            162,190,870              0.9%
    Other Securities.................................................                       613,940,234              3.5%
                                                                                         --------------             ----
TOTAL SOUTH AFRICA...................................................                     1,144,409,678             6.6%
                                                                                         --------------             ----
SOUTH KOREA -- (15.2%)
    Hana Financial Group, Inc........................................  4,142,831            119,945,481              0.7%
    Hyundai Mobis Co., Ltd...........................................    498,393            101,639,052              0.6%
    Hyundai Motor Co.................................................    973,740            101,993,772              0.6%
    KB Financial Group, Inc..........................................  2,389,892             86,034,693              0.5%
#   KB Financial Group, Inc., ADR....................................  3,004,853            107,333,349              0.6%
    Kia Motors Corp..................................................  2,283,957             83,472,594              0.5%
    LG Electronics, Inc..............................................  1,586,480             90,919,942              0.5%
    POSCO............................................................    780,313            141,584,307              0.8%
    POSCO, Sponsored ADR.............................................  1,491,065             66,963,729              0.4%
    Shinhan Financial Group Co., Ltd.................................  3,372,386            122,873,150              0.7%
    SK Innovation Co., Ltd...........................................    588,817             80,571,077              0.5%
    Other Securities.................................................                     1,582,595,413              9.0%
                                                                                         --------------             ----
TOTAL SOUTH KOREA....................................................                     2,685,926,559             15.4%
                                                                                         --------------             ----

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                                                                                  PERCENTAGE
                                                                                                                    OF NET
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)  ASSETS++
                                                                      ----------- ------------------------------- ----------
SPAIN -- (0.1%)
    Other Securities.................................................                     $    13,025,199             0.1%
                                                                                          ---------------            ----
TAIWAN -- (17.4%)
    Cathay Financial Holding Co., Ltd................................  80,368,000             106,379,785             0.6%
    China Steel Corp................................................. 142,004,320             109,341,157             0.6%
    CTBC Financial Holding Co., Ltd.................................. 185,682,073             129,088,547             0.8%
    E.Sun Financial Holding Co., Ltd.................................  97,334,130              87,947,226             0.5%
    Fubon Financial Holding Co., Ltd.................................  79,932,471             116,944,013             0.7%
    Hon Hai Precision Industry Co., Ltd..............................  89,277,192             235,790,228             1.4%
    Mega Financial Holding Co., Ltd..................................  81,559,796              80,048,977             0.5%
#   Taiwan Cement Corp...............................................  66,265,095              87,976,396             0.5%
    United Microelectronics Corp..................................... 163,058,681              75,091,821             0.4%
    Yuanta Financial Holding Co., Ltd................................ 127,911,918              79,941,098             0.5%
    Other Securities.................................................                       1,951,404,401            11.1%
                                                                                          ---------------            ----
TOTAL TAIWAN.........................................................                       3,059,953,649            17.6%
                                                                                          ---------------            ----
THAILAND -- (3.2%)
    PTT PCL..........................................................  97,369,100             145,916,601             0.9%
    Other Securities.................................................                         417,414,269             2.3%
                                                                                          ---------------            ----
TOTAL THAILAND.......................................................                         563,330,870             3.2%
                                                                                          ---------------            ----
TURKEY -- (0.8%)
    Other Securities.................................................                         133,909,523             0.8%
                                                                                          ---------------            ----
UNITED KINGDOM -- (0.0%)
    Other Security...................................................                             303,132             0.0%
                                                                                          ---------------            ----
TOTAL COMMON STOCKS .................................................                      16,955,884,037            97.3%
                                                                                          ---------------            ----
PREFERRED STOCKS -- (1.5%)
BRAZIL -- (1.4%)
    Petroleo Brasileiro SA...........................................  25,544,003             193,562,461             1.1%
    Other Securities.................................................                          63,472,744             0.4%
                                                                                          ---------------            ----
TOTAL BRAZIL.........................................................                         257,035,205             1.5%
                                                                                          ---------------            ----
COLOMBIA -- (0.1%)
    Other Securities.................................................                          11,901,777             0.0%
                                                                                          ---------------            ----
SOUTH KOREA -- (0.0%)
    Other Security...................................................                             767,525             0.0%
                                                                                          ---------------            ----
TOTAL PREFERRED STOCKS...............................................                         269,704,507             1.5%
                                                                                          ---------------            ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                             777,136             0.0%
                                                                                          ---------------            ----
TOTAL INVESTMENT SECURITIES
  (Cost $16,469,656,676).............................................                      17,226,365,680
                                                                                          ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                                                                   PERCENTAGE
                                                                                                     OF NET
                                                                          SHARES       VALUE+       ASSETS++
SECURITIES LENDING COLLATERAL -- (2.3%)
@(S)  The DFA Short Term Investment Fund............................... 34,421,395 $   398,289,960     2.3%
                                                                                   ---------------   -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $16,867,888,263)...............................................            $17,624,655,640   101.1%
                                                                                   ===============   =====

As of October 31, 2019, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                              NUMBER                                          UNREALIZED
                                                                OF     EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                                  CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                                  --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)..............................    650     12/20/19  $ 32,510,222 $ 33,845,500   $1,335,278
S&P 500(R) Emini Index......................................    730     12/20/19   108,833,750  110,806,700    1,972,950
                                                                                  ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.....................................                      $141,343,972 $144,652,200   $3,308,228
                                                                                  ============ ============   ==========

Summary of the Fund's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ----------------------------------------------------
                                            LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                         -------------- -------------- ------- --------------
Common Stocks
   Brazil............................... $1,398,297,795             --   --    $1,398,297,795
   Chile................................     67,841,690 $  146,834,126   --       214,675,816
   China................................    254,479,847  2,700,408,638   --     2,954,888,485
   Colombia.............................     36,093,948             --   --        36,093,948
   Czech Republic.......................             --     37,566,643   --        37,566,643
   Greece...............................             --     37,109,697   --        37,109,697
   Hungary..............................             --     45,306,074   --        45,306,074
   India................................    120,593,281  2,197,980,568   --     2,318,573,849
   Indonesia............................        476,278    464,571,873   --       465,048,151
   Malaysia.............................         13,374    476,952,592   --       476,965,966
   Mexico...............................    512,350,583             --   --       512,350,583
   Philippines..........................             --    218,609,976   --       218,609,976
   Poland...............................             --    213,424,549   --       213,424,549
   Russia...............................     28,824,510    397,289,385   --       426,113,895
   South Africa.........................    199,172,597    945,237,081   --     1,144,409,678
   South Korea..........................    254,194,042  2,431,732,517   --     2,685,926,559
   Spain................................     13,025,199             --   --        13,025,199
   Taiwan...............................     20,123,499  3,039,830,150   --     3,059,953,649
   Thailand.............................    563,302,688         28,182   --       563,330,870
   Turkey...............................             --    133,909,523   --       133,909,523
   United Kingdom.......................             --        303,132   --           303,132
Preferred Stocks
   Brazil...............................    257,035,205             --   --       257,035,205
   Colombia.............................     11,901,777             --   --        11,901,777
   South Korea..........................        767,525             --   --           767,525
Rights/Warrants
   Indonesia............................             --         89,750   --            89,750
   Taiwan...............................             --        586,376   --           586,376
   Thailand.............................             --        101,010   --           101,010

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------------
                                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                         -------------- --------------- ------- ---------------
Securities Lending Collateral...........             -- $   398,289,960   --    $   398,289,960
Futures Contracts**..................... $    3,308,228              --   --          3,308,228
                                         -------------- ---------------   --    ---------------
TOTAL................................... $3,741,802,066 $13,886,161,802   --    $17,627,963,868
                                         ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.
                                      249

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                                           DIMENSIONAL
                                                                                            EMERGING
                                                                                             MARKETS
                                                                                           VALUE FUND
                                                                                           -----------
ASSETS:
Investment Securities at Value (including $561,151 of securities on loan)*................ $17,226,366
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of
  $398,232)...............................................................................     398,290
Segregated Cash for Futures Contracts.....................................................       6,289
Foreign Currencies at Value...............................................................      98,648
Cash......................................................................................      86,263
Receivables:
   Investment Securities Sold.............................................................      29,011
   Dividends, Interest and Tax Reclaims...................................................       3,205
   Securities Lending Income..............................................................         858
Unrealized Gain on Foreign Currency Contracts.............................................           3
                                                                                           -----------
       Total Assets.......................................................................  17,848,933
                                                                                           -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.......................................................     398,278
   Investment Securities Purchased........................................................      18,677
   Due to Advisor.........................................................................       1,449
   Futures Margin Variation...............................................................         695
Unrealized Loss on Foreign Currency Contracts.............................................           6
Accrued Expenses and Other Liabilities....................................................       3,731
                                                                                           -----------
       Total Liabilities..................................................................     422,836
                                                                                           -----------
NET ASSETS................................................................................ $17,426,097
                                                                                           ===========
Investment Securities at Cost............................................................. $16,469,656
                                                                                           ===========
Foreign Currencies at Cost................................................................ $    97,908
                                                                                           ===========

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                       DIMENSIONAL
                                                                        EMERGING
                                                                         MARKETS
                                                                          VALUE
                                                                          FUND#
                                                                       -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $76,458)...............  $ 529,707
   Income from Securities Lending.....................................     14,451
                                                                        ---------
          Total Investment Income.....................................    544,158
                                                                        ---------
EXPENSES
   Investment Management Fees.........................................     17,663
   Accounting & Transfer Agent Fees...................................        792
   Custodian Fees.....................................................      6,091
   Directors'/Trustees' Fees & Expenses...............................        105
   Professional Fees..................................................        402
   Other..............................................................        602
                                                                        ---------
          Total Expenses..............................................     25,655
                                                                        ---------
   Fees Paid Indirectly (Note C)......................................     (2,320)
                                                                        ---------
   Net Expenses.......................................................     23,335
                                                                        ---------
   NET INVESTMENT INCOME (LOSS).......................................    520,823
                                                                        ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**...................................   (179,248)
       Affiliated Investment Companies Shares Sold....................        (19)
       Futures........................................................      5,514
       Foreign Currency Transactions..................................     (3,145)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.....................    474,939
       Affiliated Investment Companies Shares.........................         35
       Futures........................................................     12,212
       Translation of Foreign Currency-Denominated Amounts............        (50)
                                                                        ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS)............................    310,238
                                                                        ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 831,061
                                                                        =========

--------
** Net of foreign capital gain taxes withheld of $1.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                    DIMENSIONAL EMERGING
                                                                                     MARKETS VALUE FUND
                                                                                  ------------------------
                                                                                     YEAR         YEAR
                                                                                     ENDED        ENDED
                                                                                    OCT 31,      OCT 31,
                                                                                     2019         2018
                                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $   520,823  $   536,296
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /.........................................    (179,248)     306,868
       Affiliated Investment Companies Shares Sold...............................         (19)         (45)
       Futures...................................................................       5,514        7,329
       Foreign Currency Transactions.............................................      (3,145)      (7,429)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................................     474,939   (2,460,561)
       Affiliated Investment Companies Shares....................................          35            4
       Futures...................................................................      12,212      (12,284)
       Translation of Foreign Currency-Denominated Amounts.......................         (50)          34
                                                                                  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........     831,061   (1,629,788)
                                                                                  -----------  -----------
Transactions in Interest:
   Contributions.................................................................   1,538,030    1,168,085
   Withdrawals...................................................................  (1,627,901)  (2,465,601)
                                                                                  -----------  -----------
          Net Increase (Decrease) from Transactions in Interest..................     (89,871)  (1,297,516)
                                                                                  -----------  -----------
          Total Increase (Decrease) in Net Assets................................     741,190   (2,927,304)
NET ASSETS
   Beginning of Year.............................................................  16,684,907   19,612,211
                                                                                  -----------  -----------
   End of Year................................................................... $17,426,097  $16,684,907
                                                                                  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $1.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      DIMENSIONAL EMERGING MARKETS VALUE FUND
                                                         ----------------------------------------------------------------
                                                            YEAR          YEAR         YEAR         YEAR          YEAR
                                                            ENDED         ENDED        ENDED        ENDED         ENDED
                                                           OCT 31,       OCT 31,      OCT 31,      OCT 31,       OCT 31,
                                                            2019          2018         2017         2016          2015
                                                         -----------  -----------   -----------  -----------  -----------
Total Return............................................        5.24%       (9.06%)       24.89%       15.80%      (17.95%)
                                                         -----------  -----------   -----------  -----------  -----------
Net Assets, End of Year (thousands)..................... $17,426,097  $16,684,907   $19,612,211  $16,647,507  $15,088,058
Ratio of Expenses to Average Net Assets.................        0.13%        0.14%         0.16%        0.16%        0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)......................................        0.15%        0.14%         0.16%        0.16%        0.15%
Ratio of Net Investment Income to Average Net Assets....        2.95%        2.78%         2.64%        2.72%        2.54%
Portfolio Turnover Rate.................................          14%          13%           14%          12%          14%

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies." The Fund consists of one series.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

   Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund's shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses. As of October 31, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $596 (in thousands).

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date.
Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

   For the year ended October 31, 2019, the Fund's investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

            Dimensional Emerging Markets Value Fund........... 0.10%

EARNED INCOME CREDIT:

   Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the year ended October 31, 2019, expenses reduced were the following (amount in thousands):

                                                            FEES PAID
                                                            INDIRECTLY
                                                            ----------
         Dimensional Emerging Markets Value Fund...........   $2,320

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amounts paid by the Fund to the CCO were $14 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Fund's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

                                                       PURCHASES    SALES
                                                       ---------- ----------
    Dimensional Emerging Markets Value Fund........... $2,952,782 $2,501,837

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                                  CHANGE IN
                 BALANCE AT                        NET REALIZED  UNREALIZED   BALANCE AT
                 OCTOBER 31, PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/ OCTOBER 31,   SHARES AS OF   DIVIDEND CAPITAL GAIN
                    2018      AT COST   FROM SALES   ON SALES   DEPRECIATION     2019     OCTOBER 31, 2019  INCOME  DISTRIBUTIONS
                 ----------- ---------- ---------- ------------ ------------- ----------- ---------------- -------- -------------
DIMENSIONAL
  EMERGING
MARKETS VALUE
  FUND
The DFA Short
  Term
  Investment
  Fund..........  $317,651   $2,923,896 $2,843,273     $(19)        $ 35       $ 398,290       34,421      $13,697       --
                  --------   ---------- ----------     ----         ----       ---------       ------      -------       --
TOTAL...........  $317,651   $2,923,896 $2,843,273     $(19)        $ 35       $ 398,290       34,421      $13,697       --
                  ========   ========== ==========     ====         ====       =========       ======      =======       ==

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                NET
                                                                                             UNREALIZED
                                                    FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                                    TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                   ----------- ------------ -------------- --------------
Dimensional Emerging Markets Value Fund........... $17,010,015  $3,410,804   $(2,796,163)     $614,641

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amount in thousands):

                                                        FUTURES**
                                                        ---------
              Dimensional Emerging Markets Value Fund.. $112,179

** Average Notional Value of contracts

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

                                                 ASSET DERIVATIVES VALUE
                                             -------------------------------
                                              TOTAL VALUE AT      EQUITY
                                             OCTOBER 31, 2019 CONTRACTS*,(1)
                                             ---------------- --------------
   Dimensional Emerging Markets Value Fund..      $3,308          $3,308

(1)Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

                                                       REALIZED GAIN (LOSS)
                                                          ON DERIVATIVES
                                                       --------------------
                                                                 EQUITY
                                                       TOTAL  CONTRACTS (1)
                                                       ------ -------------
    Dimensional Emerging Markets Value Fund........... $5,514    $5,514

                                                      CHANGE IN UNREALIZED
                                                          APPRECIATION
                                                        (DEPRECIATION) ON
                                                           DERIVATIVES
                                                      ---------------------
                                                                 EQUITY
                                                       TOTAL  CONTRACTS (2)
                                                      ------- -------------
     Dimensional Emerging Markets Value Fund......... $12,212    $12,212

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the year ended October 31, 2019, borrowings by the following Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                                               MAXIMUM     OUTSTANDING
                            WEIGHTED      WEIGHTED    NUMBER OF   INTEREST     AMOUNT      BORROWINGS
                             AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    AS OF
                          INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    10/31/2019
                          ------------- ------------ ------------ -------- --------------- -----------
Dimensional Emerging
  Markets Value Fund.....     2.46%       $22,216         11        $18        $88,451         --

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2019, that the Fund's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Fund did not use the interfund lending program during the year ended October 31, 2019.

H. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2019, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

   For the year ended October 31, 2019, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                 PURCHASES SALES  REALIZED GAIN (LOSS)
---------                                 --------- ------ --------------------
Dimensional Emerging Markets Value Fund..  $11,104  $4,477       $(1,426)

I. SECURITIES LENDING:

   As of October 31, 2019, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

                                                         NON-CASH
                                                        COLLATERAL
                                                          MARKET
                                                          VALUE
                                                        ----------
              Dimensional Emerging Markets Value Fund..  $257,882

   The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series" ), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                                           REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                        AS OF OCTOBER 31, 2019
                                         -----------------------------------------------------
                                         OVERNIGHT AND            BETWEEN
                                          CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                         ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
DIMENSIONAL EMERGING MARKETS VALUE FUND
Common Stocks...........................   $398,278       --         --         --    $398,278

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund's early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

L. OTHER:

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the "Fund") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                                FUND MANAGEMENT
                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2019.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, Abbie J. Smith, Douglas
W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2019.

Each Board's Strategy Committee is composed of Gerard K. O'Reilly, Douglas W. Diamond, Edward P. Lazear, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios' investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2019.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

DISINTERESTED DIRECTORS

                                                                                         PORTFOLIOS
                                         TERM OF                                         WITHIN THE      OTHER DIRECTORSHIPS
                                        OFFICE/1/ AND                                     DFA FUND       OF PUBLIC COMPANIES
NAME, ADDRESS AND                       LENGTH OF       PRINCIPAL OCCUPATION DURING      COMPLEX/2/       HELD DURING PAST
YEAR OF BIRTH                 POSITION   SERVICE               PAST 5 YEARS               OVERSEEN            5 YEARS
-----------------             --------- ------------   -----------------------------  ------------------ -------------------
George M. Constantinides      Director  Since 1983     Leo Melamed Professor of       128 portfolios in  None
University of Chicago                                  Finance, University of         4 investment
Booth School of Business                               Chicago Booth School of        companies
5807 S. Woodlawn Avenue                                Business (since 1978).
Chicago, IL 60637

1947

Douglas W. Diamond            Director  Since 2017     Merton H. Miller               128 portfolios in  None
c/o Dimensional Fund                                   Distinguished Service          4 investment
Advisors LP                                            Professor of Finance,          companies
6300 Bee Cave Road, Building                           University of Chicago Booth
One Austin, TX 78746                                   School of Business (since
                                                       1988). Visiting Scholar,
1953                                                   Federal Reserve Bank of
                                                       Richmond (since 1990).
                                                       Formerly, Fischer Black
                                                       Visiting Professor of
                                                       Financial Economics, Alfred
                                                       P. Sloan School of
                                                       Management, Massachusetts
                                                       Institute of Technology (2015
                                                       to 2016).

Darrell Duffie                Director  Since March    Dean Witter Distinguished      128 portfolios in  Formerly,
c/o Dimensional Fund                    2019           Professor of Finance,          4 investment       Director, Moody's
Advisors LP                                            Graduate School of Business,   companies          Corporation
6300 Bee Cave Road, Building                           Stanford University (since                        (financial
One Austin, TX 78746                                   1984).                                            information and
                                                                                                         information
1954                                                                                                     technology)
                                                                                                         (2008-April
                                                                                                         2018).

Roger G. Ibbotson Yale        Director  Since 1981     Professor in Practice          128 portfolios in  None
School of Management                                   Emeritus of Finance, Yale      4 investment
P.O. Box 208200                                        School of Management (since    companies
New Haven, CT 06520-8200                               1984). Chairman and Partner,
                                                       Zebra Capital Management, LLC
1943                                                   (hedge fund and asset
                                                       manager) (since 2001).
                                                       Formerly, Consultant to
                                                       Morningstar, Inc. (2006 -
                                                       2016).

Edward P. Lazear              Director  Since 2010     Distinguished Visiting         128 portfolios in  None
Stanford University Graduate                           Fellow, Becker Friedman        4 investment
School of Business Knight                              Institute for Research in      companies
Management Center,                                     Economics, University of
E346 Stanford, CA 94305                                Chicago (since 2015). Morris
                                                       Arnold Cox Senior Fellow,
1948                                                   Hoover Institution (since
                                                       2002). Davies Family
                                                       Professor of Economics,
                                                       Graduate School of Business,
                                                       Stanford University (since
                                                       1995). Cornerstone Research
                                                       (expert testimony and
                                                       economic and financial
                                                       analysis) (since 2009).

Myron S. Scholes              Director  Since 1981     Chief Investment Strategist,   128 portfolios in  Formerly,
c/o Dimensional Fund                                   Janus Henderson Investors      4 investment       Adviser, Kuapay,
Advisors LP                                            (since 2014). Frank E. Buck    companies          Inc. (2013-2014).
6300 Bee Cave Road, Building                           Professor of Finance,                             Formerly,
One Austin, TX 78746                                   Emeritus, Graduate School of                      Director,
                                                       Business, Stanford University                     American Century
1941                                                   (since 1981).                                     Fund Complex
                                                                                                         (registered
                                                                                                         investment
                                                                                                         companies) (43
                                                                                                         Portfolios)
                                                                                                         (1980-2014).

                                                                                        PORTFOLIOS
                                         TERM OF                                        WITHIN THE     OTHER DIRECTORSHIPS
                                        OFFICE/1/ AND                                    DFA FUND      OF PUBLIC COMPANIES
NAME, ADDRESS AND                       LENGTH OF       PRINCIPAL OCCUPATION DURING     COMPLEX/2/      HELD DURING PAST
YEAR OF BIRTH                 POSITION   SERVICE               PAST 5 YEARS              OVERSEEN           5 YEARS
-----------------             --------- ------------   -----------------------------  ---------------- --------------------
Abbie J. Smith                Director  Since 2000     Boris and Irene Stern          128 portfolios   Director (since
University of Chicago Booth                            Distinguished Service          in 4 investment  2000) and
School of Business                                     Professor of Accounting,       companies        formerly, Lead
5807 S. Woodlawn Avenue                                University of Chicago Booth                     Director (2014-
Chicago, IL 60637                                      School of Business (since                       2017), HNI
                                                       1980).                                          Corporation
1953                                                                                                   (office furniture);
                                                                                                       Director, Ryder
                                                                                                       System Inc.
                                                                                                       (transportation,
                                                                                                       logistics and
                                                                                                       supply-chain
                                                                                                       management)
                                                                                                       (since 2003); and
                                                                                                       Trustee, UBS
                                                                                                       Funds (3
                                                                                                       investment
                                                                                                       companies within
                                                                                                       the fund complex)
                                                                                                       (19 portfolios)
                                                                                                       (since 2009).
Ingrid M. Werner              Director  Since March    Martin and Andrew Murrer       128 portfolios   Director, Fourth
c/o Dimensional Fund                    2019           Professor of Finance, Fisher   in 4 investment  Swedish AP Fund
Advisors LP                                            College of Business, The Ohio  companies        (pension fund
6300 Bee Cave Road, Building                           State University (since                         asset
One Austin, TX 78746                                   1998). Adjunct Member, the                      management)
                                                       Prize Committee for the                         (since 2017).
1961                                                   Swedish Riksbank Prize in
                                                       Economic Sciences in Memory
                                                       of Alfred Nobel (annual award
                                                       for significant scientific
                                                       research contribution) (since
                                                       January 2018). President,
                                                       Western Finance Association
                                                       (global association of
                                                       academic researchers and
                                                       practitioners in finance)
                                                       (since June 2018). Director,
                                                       American Finance Association
                                                       (global association of
                                                       academic researchers and
                                                       practitioners in finance)
                                                       (since January 2019). Member,
                                                       Economic Advisory Committee,
                                                       FINRA (since 2017). Chairman,
                                                       Scientific Advisory Board,
                                                       Swedish House of Finance
                                                       (institute supporting
                                                       academic research in finance)
                                                       (since 2014). Member,
                                                       Scientific Board, Danish
                                                       Finance Institute (institute
                                                       supporting academic research
                                                       in finance) (since 2017).
                                                       Member, Academic Board,
                                                       Mistra Financial Systems
                                                       (organization funding
                                                       academic research on
                                                       environment, governance and
                                                       climate/sustainability in
                                                       finance) (since 2016).
                                                       Fellow, Center for Analytical
                                                       Finance (academic research)
                                                       (since 2015). Associate
                                                       Editor, Journal of Finance
                                                       (since 2016).

INTERESTED DIRECTOR

       The following interested Director is described as such because he is deemed to be an "interested person," as that term is defined under the 1940 Act, due to his position with the Advisor.

                                                                                   PORTFOLIOS
                                    TERM OF                                        WITHIN THE     OTHER DIRECTORSHIPS
                                   OFFICE/1/ AND                                    DFA FUND      OF PUBLIC COMPANIES
NAME, ADDRESS AND                  LENGTH OF       PRINCIPAL OCCUPATION DURING     COMPLEX/2/      HELD DURING PAST
YEAR OF BIRTH          POSITION     SERVICE               PAST 5 YEARS              OVERSEEN           5 YEARS
-----------------    ------------- -----------    -----------------------------  ---------------- -------------------
David G. Booth       Chairman      Since 1981     Chairman, Director/Trustee,    128 portfolios          None
6300 Bee Cave Road,  and Director                 and formerly, President and    in 4 investment
Building One                                      Co-Chief Executive Officer     companies
Austin, TX 78746                                  (each until March 2017) of
                                                  Dimensional Emerging Markets
1946                                              Value Fund ("DEM"), DFAIDG,
                                                  Dimensional Investment Group
                                                  Inc. ("DIG") and The DFA
                                                  Investment Trust Company
                                                  ("DFAITC"). Executive
                                                  Chairman, and formerly,
                                                  President and Co-Chief
                                                  Executive Officer (each until
                                                  February 2017) of Dimensional
                                                  Holdings Inc., Dimensional
                                                  Fund Advisors LP, Dimensional
                                                  Investment LLC and DFA
                                                  Securities LLC (collectively
                                                  with DEM, DFAIDG, DIG and
                                                  DFAITC, the "DFA Entities").
                                                  Formerly, Chairman and
                                                  Director (2009-2018) and
                                                  Co-Chief Executive Officer
                                                  (2010 - June 2017) of
                                                  Dimensional Fund Advisors
                                                  Canada ULC. Trustee,
                                                  University of Chicago (since
                                                  2002). Trustee, University of
                                                  Kansas Endowment Association
                                                  (since 2005). Formerly,
                                                  Director of Dimensional Fund
                                                  Advisors Ltd. (2002 - July
                                                  2017), DFA Australia Limited
                                                  (1994 - July 2017),
                                                  Dimensional Advisors Ltd.
                                                  (2012 - July 2017),
                                                  Dimensional Funds plc (2006 -
                                                  July 2017) and Dimensional
                                                  Funds II plc (2006 - July
                                                  2017). Formerly, Director and
                                                  President of Dimensional
                                                  Japan Ltd. (2012 - April
                                                  2017). Formerly, President,
                                                  Dimensional SmartNest (US)
                                                  LLC (2009-2014); and Limited
                                                  Partner, VSC Investors, LLC
                                                  (2007-2015). Formerly,
                                                  Chairman, Director, President
                                                  and Co- Chief Executive
                                                  Officer of Dimensional Cayman
                                                  Commodity Fund I Ltd.
                                                  (2010-September 2017).

       1 Each Director holds office for an indefinite term until his or her successor is elected and qualified.

       2 Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.

OFFICERS

       Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                       TERM OF
                                       OFFICE/1/
                                         AND
NAME AND YEAR OF                       LENGTH OF
BIRTH                  POSITION        SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------  -------------------- ---------- ------------------------------------------------------------
Valerie A. Brown  Vice President and     Since    Vice President and Assistant Secretary of
1967              Assistant Secretary    2001
                                                      .  all the DFA Entities (since 2001)

                                                      .  DFA Australia Limited (since 2002)

                                                      .  Dimensional Fund Advisors Ltd. (since 2002)

                                                      .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                      .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                      .  Dimensional Hong Kong Limited (since 2012)

                                                  Director, Vice President and Assistant Secretary (since
                                                  2003) of

                                                      .  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner  Vice President and     Since    Vice President and Assistant Secretary of
1982              Assistant Secretary  September
                                         2019         .  DFAIDG, DIG, DFAITC and DEM (since September 2019)

                                                  Vice President (since January 2018) of

                                                      .  Dimensional Holdings Inc.

                                                      .  Dimensional Fund Advisors LP

                                                      .  Dimensional Investment LLC

                                                      .  DFA Securities LLC

David P. Butler   Co-Chief Executive     Since    Co-Chief Executive Officer (since 2017) of
1964              Officer                2017
                                                      .  all the DFA entities

                                                  Director (since 2017) of

                                                      .  Dimensional Holdings Inc.

                                                      .  Dimensional Fund Advisors Canada ULC

                                                      .  Dimensional Japan Ltd.

                                                      .  Dimensional Advisors Ltd.

                                                      .  Dimensional Fund Advisors Ltd.

                                                  DFA Australia Limited Director and Co-Chief Executive
                                                  Officer (since 2017) of

                                                      .  Dimensional Cayman Commodity Fund I Ltd.

                                                  Head of Global Financial Advisor Services (since 2007) for

                                                      .  Dimensional Fund Advisors LP

                                                  Formerly, Vice President (2007 - 2017) of

                                                      .  all the DFA Entities
Stephen A. Clark  Executive Vice         Since    Executive Vice President (since 2017) of
1972              President              2017
                                                      .  all the DFA entities

                                                  Director and Vice President (since 2016) of

                                                      .  Dimensional Japan Ltd.

                                                  President and Director (since 2016) of

                                                      .  Dimensional Fund Advisors Canada ULC

                                                  Vice President (since 2008) and Director (since 2016) of

                                                      .  DFA Australia Limited

                                                  Director (since 2016) of

                                                      .  Dimensional Advisors Ltd.

                                                      .  Dimensional Fund Advisors Pte. Ltd.

                                                      .  Dimensional Hong Kong Limited

                                                  Vice President (since 2016) of

                                                      .  Dimensional Fund Advisors Pte. Ltd.

                                                  Formerly, Vice President (2004 - 2017) of

                                                      .  all the DFA Entities

                                                  Formerly, Vice President (2010 - 2016) of

                                                      .  Dimensional Fund Advisors Canada ULC

                                                  Formerly, Head of Institutional, North America (2012 -
                                                  2013) and Head of Global Institutional Services (2014-2018)
                                                  for

                                                      .  Dimensional Fund Advisors LP

                                                 TERM OF
                                                OFFICE/1/
                                                   AND
NAME AND YEAR OF                                LENGTH OF
BIRTH                          POSITION          SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------        ----------------------- ----------- -----------------------------------------------------------
Christopher S. Crossan  Vice President and        Since     Vice President and Global Chief Compliance Officer (since
1965                    Global Chief               2004     2004) of
                        Compliance Officer
                                                                .  all the DFA Entities

                                                                .  DFA Australia Limited

                                                                .  Dimensional Fund Advisors Ltd.

                                                            Chief Compliance Officer (since 2006) and Chief Privacy
                                                            Officer (since 2015) of

                                                                .  Dimensional Fund Advisors Canada ULC

                                                            Chief Compliance Officer of

                                                                .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                                .  Dimensional Japan Ltd. (since 2017)

                                                            Formerly, Vice President and Global Chief Compliance
                                                            Officer (2010 - 2014) for

                                                                .  Dimensional SmartNest (US) LLC

Gregory K. Hinkle       Vice President, Chief      Vice     Vice President, Chief Financial Officer, and Treasurer
1958                    Financial Officer, and  President   (since 2016) of
                        Treasurer               since 2015
                                                and Chief       .  all the DFA Entities
                                                Financial
                                                 Officer        .  Dimensional Advisors Ltd.
                                                   and
                                                Treasurer       .  Dimensional Fund Advisors Ltd.
                                                since 2016
                                                                .  Dimensional Hong Kong Limited

                                                                .  Dimensional Cayman Commodity Fund I Ltd.

                                                                .  Dimensional Fund Advisors Canada ULC

                                                                .  Dimensional Fund Advisors Pte. Ltd.

                                                                .  DFA Australia Limited

                                                            Director (since 2016) for

                                                                .  Dimensional Funds plc

                                                                .  Dimensional Funds II plc

                                                            Formerly, interim Chief Financial Officer and interim
                                                            Treasurer (2016) of

                                                                .  all the DFA Entities

                                                                .  Dimensional Fund Advisors LP

                                                                .  Dimensional Fund Advisors Ltd.

                                                                .  DFA Australia Limited

                                                                .  Dimensional Advisors Ltd.

                                                                .  Dimensional Fund Advisors Pte. Ltd.

                                                                .  Dimensional Hong Kong Limited

                                                                .  Dimensional Cayman Commodity Fund I Ltd.

                                                                .  Dimensional Fund Advisors Canada ULC

                                                            Formerly, Controller (2015 - 2016) of

                                                                .  all the DFA Entities

                                                                .  Dimensional Fund Advisors LP

                                                            Formerly, Vice President (2008 - 2015) of

                                                                .  T. Rowe Price Group, Inc.

                                                            Formerly, Director of Investment Treasury and Treasurer
                                                            (2008 - 2015) of

                                                                .  the T. Rowe Price Funds

Jeff J. Jeon            Vice President            Since     Vice President (since 2004) and Assistant Secretary
1973                                               2004     (2017-2019) of

                                                                .  all the DFA Entities

                                                            Vice President and Assistant Secretary (since 2010) of

                                                                .  Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez               Vice President and         Vice     Vice President (since 2015) of
1971                    Assistant Treasurer     President
                                                since 2015      .  all the DFA Entities
                                                   and
                                                Assistant   Assistant Treasurer (since 2017) of
                                                Treasurer
                                                since 2017      .  the DFA Fund Complex

                                                            Formerly, Senior Tax Manager (2013 - 2015) for

                                                                .  Dimensional Fund Advisors LP

Kenneth M. Manell       Vice President            Since     Vice President (since 2010) of
1972                                               2010
                                                                .  all the DFA Entities

                                                                .  Dimensional Cayman Commodity Fund I Ltd.

Catherine L. Newell     President and General   President   President (since 2017) of
1964                    Counsel                 since 2017
                                                   and          .  the DFA Fund Complex
                                                 General
                                                 Counsel    General Counsel (since 2001) of
                                                since 2001
                                                                .  All the DFA Entities

                                                            Executive Vice President (since 2017) and Secretary (since
                                                            2000) of

                                         TERM OF
                                        OFFICE/1/
                                           AND
NAME AND YEAR OF                        LENGTH OF
BIRTH                    POSITION        SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------    ------------------- ----------- ------------------------------------------------------------
                                                       .   Dimensional Fund Advisors LP

                                                       .   Dimensional Holdings Inc.

                                                       .   DFA Securities LLC

                                                       .   Dimensional Investment LLC

                                                    Director (since 2002), Vice President (since 1997) and
                                                    Secretary (since 2002) of

                                                       .   DFA Australia Limited

                                                       .   Dimensional Fund Advisors Ltd.

                                                    Vice President and Secretary of

                                                       .   Dimensional Fund Advisors Canada ULC (since 2003)

                                                       .   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                       .   Dimensional Japan Ltd. (since 2012)

                                                       .   Dimensional Advisors Ltd (since 2012)

                                                       .   Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                    Director of

                                                       .   Dimensional Funds plc (since 2002)

                                                       .   Dimensional Funds II plc (since 2006)

                                                       .   Director of Dimensional Japan Ltd. (since 2012)

                                                       .   Dimensional Advisors Ltd. (since 2012)

                                                       .   Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                       .   Dimensional Hong Kong Limited (since 2012)

                                                    Formerly, Vice President and Secretary (2010 - 2014) of

                                                       .   Dimensional SmartNest (US) LLC

                                                    Formerly, Vice President (1997 - 2017) and Secretary (2000
                                                    - 2017) of

                                                       .   the DFA Fund Complex

                                                    Formerly, Vice President of

                                                       .   Dimensional Fund Advisors LP (1997 - 2017)

                                                       .   Dimensional Holdings Inc. (2006 - 2017)

                                                       .   DFA Securities LLC (1997 - 2017)

                                                       .   Dimensional Investment LLC (2009 - 2017)

Selwyn Notelovitz   Vice President and    Since     Vice President and Deputy Chief Compliance Officer of
1961                Deputy Chief           2013
                    Compliance Officer                 .   the DFA Fund Complex (since 2013)

                                                       .   Dimensional Fund Advisors LP (since 2012)

Carolyn L. O        Vice President and     Vice     Vice President (since 2010) and Secretary (since 2017) of
1974                Secretary           President
                                        since 2010     .   the DFA Fund Complex
                                           and
                                        Secretary   Vice President (since 2010) and Assistant Secretary (since since 2017  2016) of

                                                       .   Dimensional Fund Advisors LP

                                                       .   Dimensional Holdings Inc.

                                                       .   Dimensional Investment LLC

                                                    Vice President of

                                                       .   DFA Securities LLC (since 2010)

                                                       .   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                       .   Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O'Reilly  Co-Chief Executive   Co-Chief   Co-Chief Executive Officer and Chief Investment Officer
1976                Officer and Chief   Executive   (since 2017) of
                    Investment Officer   Officer
                                        and Chief      .   all the DFA Entities
                                        Investment
                                         Officer       .   Dimensional Fund Advisors Canada ULC
                                        since 2017
                                                    Director, Chief Investment Officer and Vice President
                                                    (since 2017) of

                                                       .   DFA Australia Limited

                                                    Chief Investment Officer (since 2017) and Vice President
                                                    (since 2016) of

                                                       .   Dimensional Japan Ltd.

                                                    Director, Co-Chief Executive Officer and Chief Investment
                                                    Officer (since 2017) of

                                                       .   Dimensional Cayman Commodity Fund I Ltd.

                                                    Director of

                                                       .   Dimensional Funds plc (since 2014)

                                                       .   Dimensional Fund II plc (since 2014)

                                                       .   Dimensional Holdings Inc. (since 2017)

                                                    Formerly, Co-Chief Investment Officer of

                                                       .   Dimensional Japan Ltd. (2016 - 2017)

                            TERM OF
                            OFFICE/1/
                              AND
NAME AND YEAR OF            LENGTH OF
BIRTH             POSITION  SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------  --------  ---------  -----------------------------------------------------------
                                          .   DFA Australia Limited (2014 - 2017)

                                       Formerly, Executive Vice President (2017) and Co-Chief
                                       Investment Officer (2014 - 2017) of

                                          .   all the DFA Entities

                                       Formerly, Vice President (2007 - 2017) of

                                          .   all the DFA Entities

                                       Formerly, Vice President and Co-Chief Investment Officer
                                       (2014 - 2017) of

                                          .   Dimensional Fund Advisors Canada ULC

                                       Formerly, Director (2017 - 2018) of

                                          .   Dimensional Fund Advisors Pte. Ltd.

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2019 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2018 to October 31, 2019, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation (S)1.199A-3(d).

                                                                                            QUALIFYING
                                                                                               FOR
                                                                                            CORPORATE
DFA                   NET                                                                   DIVIDENDS  QUALIFYING
INVESTMENT        INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                            RECEIVED   DIVIDEND      U.S.
DIMENSIONS          INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL     DEDUCTION    INCOME    GOVERNMENT
GROUP INC.       DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS    (1)        (2)     INTEREST (3)
----------       ------------- ------------- ------------- ------- ---------- ------------- ---------- ---------- ------------
Large Cap
  International
  Portfolio.....      100%          --            --         --        --          100%          4%       100%         --
International
  Core
  Equity
  Portfolio.....      100%          --            --         --        --          100%          3%       100%         --
Global Small
  Company
  Portfolio.....      100%          --            --         --        --          100%         31%        55%         --
International
  Small
  Company
  Portfolio.....       35%           4%           61%        --        --          100%         --        100%         --
Japanese
  Small
  Company
  Portfolio.....       17%          --            83%        --        --          100%         --         50%         --
Asia Pacific
  Small
  Company
  Portfolio.....      100%          --            --         --        --          100%         --         22%         --
United
  Kingdom
  Small
  Company
  Portfolio.....       27%          --            73%        --        --          100%         --        100%         --
Continental
  Small
  Company
  Portfolio.....       39%           2%           59%        --        --          100%         --        100%         --
DFA
  International
  Real
  Estate
  Securities
  Portfolio.....      100%          --            --         --        --          100%         --         12%         --
DFA Global
  Real
  Estate
  Securities
  Portfolio.....       99%          --             1%        --        --          100%         --                     --
DFA
  International
  Small Cap
  Value
  Portfolio.....       45%          --            55%        --        --          100%         --        100%         --
International
  Vector
  Equity
  Portfolio.....       50%           1%           49%        --        --          100%          1%       100%         --
International
  High
  Relative
  Profitability
  Portfolio.....      100%          --            --         --        --          100%         --        100%         --
World ex
  U.S.
  Value
  Portfolio.....       63%          --            37%        --        --          100%         --        100%         --
World ex
  U.S.Targeted
  Value
  Portfolio.....       51%          --            49%        --        --          100%         --        100%         --
World ex
  U.S. Core
  Equity
  Portfolio.....       86%          --            14%        --        --          100%          2%       100%         --
World Core
  Equity
  Portfolio.....       77%           3%           20%        --        --          100%         41%       100%         --
Selectively
  Hedged
  Global
  Equity
  Portfolio.....       69%           5%           26%        --        --          100%         13%        37%         --
Emerging
  Markets
  Portfolio.....      100%          --            --         --        --          100%         --        100%         --
Emerging
  Markets
  Small Cap
  Portfolio.....       46%           1%           53%        --        --          100%         --        100%         --
Emerging
  Markets
  Value
  Portfolio.....      100%          --            --         --        --          100%         --        100%         --


                                            QUALIFYING
DFA              FOREIGN FOREIGN QUALIFYING   SHORT-
INVESTMENT         TAX   SOURCE   INTEREST     TERM
DIMENSIONS       CREDIT  INCOME    INCOME    CAPITAL
GROUP INC.         (4)     (5)      (6)      GAIN (7)
----------       ------- ------- ---------- ----------
Large Cap
  International
  Portfolio.....    7%     100%      --         --
International
  Core
  Equity
  Portfolio.....    7%     100%      --         --
Global Small
  Company
  Portfolio.....   12%      79%      --         --
International
  Small
  Company
  Portfolio.....    7%     100%      --         --
Japanese
  Small
  Company
  Portfolio.....   18%      92%      --         --
Asia Pacific
  Small
  Company
  Portfolio.....    1%      95%      --         --
United
  Kingdom
  Small
  Company
  Portfolio.....   --      100%      --         --
Continental
  Small
  Company
  Portfolio.....   13%     100%      --         --
DFA
  International
  Real
  Estate
  Securities
  Portfolio.....    5%      35%      --         --
DFA Global
  Real
  Estate
  Securities
  Portfolio.....    2%      32%      --         --
DFA
  International
  Small Cap
  Value
  Portfolio.....    8%     100%      --         --
International
  Vector
  Equity
  Portfolio.....   10%     100%      --         --
International
  High
  Relative
  Profitability
  Portfolio.....    8%     100%      --         --
World ex
  U.S.
  Value
  Portfolio.....    9%     100%      --         --
World ex
  U.S.Targeted
  Value
  Portfolio.....   12%     100%      --         --
World ex
  U.S. Core
  Equity
  Portfolio.....    8%     100%      --         --
World Core
  Equity
  Portfolio.....    4%     100%      --         --
Selectively
  Hedged
  Global
  Equity
  Portfolio.....    3%      50%      --         --
Emerging
  Markets
  Portfolio.....   12%     100%      --         --
Emerging
  Markets
  Small Cap
  Portfolio.....   11%     100%      --         --
Emerging
  Markets
  Value
  Portfolio.....   14%     100%      --         --

                See accompanying Notes to Financial Statements.

                                                                                            QUALIFYING
                                                                                               FOR
                                                                                            CORPORATE
DFA                   NET                                                                   DIVIDENDS  QUALIFYING
INVESTMENT        INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                            RECEIVED   DIVIDEND      U.S.
DIMENSIONS          INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL     DEDUCTION    INCOME    GOVERNMENT
GROUP INC.       DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS    (1)        (2)     INTEREST (3)
----------       ------------- ------------- ------------- ------- ---------- ------------- ---------- ---------- ------------
Emerging
  Markets
  Core
  Equity
  Portfolio.....      100%          --            --         --        --          100%         --        100%         --
Emerging
  Markets
  Targeted
  Value
  Portfolio.....      100%          --            --         --        --          100%         --         28%         --
DIMENSIONAL
  INVESTMENT
  GROUP
  INC.
DFA
  International
  Value
  Portfolio.....       53%          --            47%        --        --          100%         --        100%         --


                                            QUALIFYING
DFA              FOREIGN FOREIGN QUALIFYING   SHORT-
INVESTMENT         TAX   SOURCE   INTEREST     TERM
DIMENSIONS       CREDIT  INCOME    INCOME    CAPITAL
GROUP INC.         (4)     (5)      (6)      GAIN (7)
----------       ------- ------- ---------- ----------
Emerging
  Markets
  Core
  Equity
  Portfolio.....    6%     100%      --         --
Emerging
  Markets
  Targeted
  Value
  Portfolio.....    3%      54%      --         --
DIMENSIONAL
  INVESTMENT
  GROUP
  INC.
DFA
  International
  Value
  Portfolio.....    8%     100%      --         --

(1)Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                See accompanying Notes to Financial Statements.

[GRAPHIC] Recycled Recyclable                                   DFA103119-001AI
                                                                       00237493

 LOGO

Annual Report

YEAR ENDED: OCTOBER 31, 2019

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC. / THE DFA INVESTMENT TRUST COMPANY
--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

TAX-MANAGED U.S. EQUITY PORTFOLIO

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

T.A. U.S. CORE EQUITY 2 PORTFOLIO

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

THE DFA INVESTMENT TRUST COMPANY

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SEE THE INSIDE FRONT COVER FOR IMPORTANT INFORMATION ABOUT ACCESS TO YOUR FUND'S ANNUAL AND SEMI-ANNUAL SHAREHOLDER REPORTS.

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

   Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

   If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio's transfer agent at (888) 576-1167 or by contacting your financial intermediary.

   You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

 LOGO

December 2019

Dear Fellow Shareholder,

Since our founding in 1981, sound investment solutions based on financial science have been at the heart of Dimensional. We recognize that the assets you entrust to our firm play an important role in your future.

With a 38-year track record, our investment strategies are guided by rigorous academic research, deep convictions about the power of capital markets, and the importance of information in security prices.

We aim to add value through implementation by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk. We apply flexible trading algorithms to minimize potential price impact.

We take pride in the many longstanding clients we have had the honor of working with over the last four decades, and we continue to seek opportunities to raise the bar both within our company and the industry.

On behalf of more than 1,400 employees at Dimensional aiming to serve you, we thank you.

Sincerely,

/s/ David P. Butler                  /s/ Gerard K. O'Reilly
----------------------------         -------------------------------
DAVID P. BUTLER                      GERARD K. O'REILLY
Co-Chief Executive Officer           Co-Chief Executive Officer and
                                     Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                        PAGE
                                                                        ----
   LETTER TO SHAREHOLDERS
   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..........................   1
   DFA INVESTMENT DIMENSIONS GROUP INC.
      Performance Charts...............................................   2
      Management's Discussion and Analysis.............................   6
      Disclosure of Fund Expenses......................................  11
      Disclosure of Portfolio Holdings.................................  13
      Schedule of Investments/Summary Schedules of Portfolio Holdings
          Tax-Managed U.S. Marketwide Value Portfolio..................  15
          Tax-Managed U.S. Equity Portfolio............................  16
          Tax-Managed U.S. Targeted Value Portfolio....................  19
          Tax-Managed U.S. Small Cap Portfolio.........................  22
          T.A. U.S. Core Equity 2 Portfolio............................  25
          Tax-Managed DFA International Value Portfolio................  28
          T.A. World ex U.S. Core Equity Portfolio.....................  32
      Statements of Assets and Liabilities.............................  38
      Statements of Operations.........................................  40
      Statements of Changes in Net Assets..............................  42
      Financial Highlights.............................................  44
      Notes to Financial Statements....................................  48
      Report of Independent Registered Public Accounting Firm..........  64
   THE DFA INVESTMENT TRUST COMPANY
      Performance Charts...............................................  65
      Management's Discussion and Analysis.............................  66
      Disclosure of Fund Expenses......................................  67
      Disclosure of Portfolio Holdings.................................  68
      Summary Schedule of Portfolio Holdings
          The Tax-Managed U.S. Marketwide Value Series.................  70
      Statement of Assets and Liabilities..............................  72
      Statement of Operations..........................................  73
      Statement of Changes in Net Assets...............................  74
      Financial Highlights.............................................  75
      Notes to Financial Statements....................................  76
      Report of Independent Registered Public Accounting Firm..........  84
   FUND MANAGEMENT.....................................................  85
      Board of Directors or Trustees Table.............................  86
   VOTING PROXIES ON FUND PORTFOLIO SECURITIES.........................  93
   NOTICE TO SHAREHOLDERS..............................................  94

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
   P.L.C.                           Public Limited Company
   ADR                              American Depositary Receipt
   SA                               Special Assessment
   GDR                              Global Depositary Receipt

Investment Footnotes
   +                                See Note B to Financial Statements.
   ++                               Calculated as a percentage of total net assets.
                                    Percentages shown parenthetically next to the
                                    category headings have been calculated as a
                                    percentage of total investments. "Other
                                    Securities" are those securities that are not
                                    among the top 50 holdings in unaffiliated issuers
                                    of the Fund or do not represent more than 1.0% of
                                    the net assets of the Fund. Some of the
                                    individual securities within this category may
                                    include Total or Partial Securities on Loan
                                    and/or Non-Income Producing Securities.
   *                                Non-Income Producing Securities.
   @                                Security purchased with cash proceeds from
                                    Securities on Loan.
   (S)                              Affiliated Fund.
   #                                Total or Partial Securities on Loan.
   (double right angle quote)       Securities that have generally been fair value
                                    factored. See Note B to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------

   (A)                              Computed using average shares outstanding.
   (B)                              Represents the combined ratios for the respective
                                    Portfolio and its respective pro-rata share of
                                    its Master Fund.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------------------------------

   --                               Amounts designated as -- are either zero or
                                    rounded to zero.
   SEC                              Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO VS.
RUSSELL 3000(R) VALUE INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                    [CHART]

             Tax-Managed U.S. Marketwide       Russell 3000/R/
                  Value Portfolio               Value Index
             ---------------------------      ----------------
10/31/2009            $10,000                     $10,000
11/30/2009             10,465                      10,544
12/31/2009             10,843                      10,778
 1/31/2010             10,540                      10,474
 2/28/2010             11,025                      10,817
 3/31/2010             11,893                      11,537
 4/30/2010             12,353                      11,879
 5/31/2010             11,295                      10,900
 6/30/2010             10,431                      10,258
 7/31/2010             11,265                      10,955
 8/31/2010             10,526                      10,458
 9/30/2010             11,572                      11,294
10/31/2010             12,016                      11,640
11/30/2010             12,043                      11,607
12/31/2010             13,182                      12,527
 1/31/2011             13,506                      12,787
 2/28/2011             14,269                      13,274
 3/31/2011             14,357                      13,337
 4/30/2011             14,691                      13,681
 5/31/2011             14,463                      13,528
 6/30/2011             14,209                      13,246
 7/31/2011             13,601                      12,806
 8/31/2011             12,465                      11,980
 9/30/2011             11,198                      11,043
10/31/2011             12,755                      12,332
11/30/2011             12,658                      12,271
12/31/2011             12,777                      12,514
 1/31/2012             13,445                      13,016
 2/29/2012             14,157                      13,508
 3/31/2012             14,455                      13,910
 4/30/2012             14,187                      13,764
 5/31/2012             13,187                      12,954
 6/30/2012             13,879                      13,595
 7/31/2012             13,996                      13,715
 8/31/2012             14,525                      14,022
 9/30/2012             15,049                      14,471
10/31/2012             15,094                      14,392
11/30/2012             15,184                      14,390
12/31/2012             15,617                      14,710
 1/31/2013             16,653                      15,660
 2/28/2013             16,907                      15,881
 3/31/2013             17,746                      16,513
 4/30/2013             17,865                      16,742
 5/31/2013             18,447                      17,177
 6/30/2013             18,333                      17,032
 7/31/2013             19,448                      17,965
 8/31/2013             18,872                      17,275
 9/30/2013             19,559                      17,752
10/31/2013             20,485                      18,513
11/30/2013             21,328                      19,046
12/31/2013             21,912                      19,518
 1/31/2014             21,047                      18,820
 2/28/2014             21,820                      19,638
 3/31/2014             22,134                      20,089
 4/30/2014             22,189                      20,223
 5/31/2014             22,706                      20,506
 6/30/2014             23,292                      21,071
 7/31/2014             22,921                      20,638
 8/31/2014             23,764                      21,407
 9/30/2014             23,153                      20,887
10/31/2014             23,553                      21,431
11/30/2014             23,860                      21,827
12/31/2014             24,088                      21,997
 1/31/2015             22,882                      21,114
 2/28/2015             24,536                      22,133
 3/31/2015             24,297                      21,884
 4/30/2015             24,540                      22,035
 5/31/2015             24,915                      22,293
 6/30/2015             24,656                      21,884
 7/31/2015             24,722                      21,923
 8/31/2015             23,160                      20,635
 9/30/2015             22,429                      20,005
10/31/2015             24,197                      21,483
11/30/2015             24,244                      21,607
12/31/2015             23,427                      21,088
 1/31/2016             21,926                      19,973
 2/29/2016             21,878                      19,979
 3/31/2016             23,410                      21,435
 4/30/2016             23,992                      21,885
 5/31/2016             24,269                      22,230
 6/30/2016             24,246                      22,413
 7/31/2016             24,898                      23,105
 8/31/2016             25,157                      23,313
 9/30/2016             25,263                      23,282
10/31/2016             24,840                      22,890
11/30/2016             26,727                      24,328
12/31/2016             27,449                      24,968
 1/31/2017             27,776                      25,117
 2/28/2017             28,528                      25,976
 3/31/2017             28,289                      25,715
 4/30/2017             28,557                      25,678
 5/31/2017             28,448                      25,592
 6/30/2017             28,931                      26,046
 7/31/2017             29,371                      26,379
 8/31/2017             29,081                      26,046
 9/30/2017             30,145                      26,897
10/31/2017             30,406                      27,080
11/30/2017             31,519                      27,905
12/31/2017             32,118                      28,262
 1/31/2018             33,738                      29,300
 2/28/2018             32,024                      27,896
 3/31/2018             31,354                      27,465
 4/30/2018             31,500                      27,585
 5/31/2018             31,813                      27,857
 6/30/2018             31,780                      27,935
 7/31/2018             33,090                      28,994
 8/31/2018             33,718                      29,442
 9/30/2018             33,775                      29,441
10/31/2018             31,649                      27,834
11/30/2018             32,344                      28,638
12/31/2018             28,831                      25,838
 1/31/2019             31,516                      27,905
 2/28/2019             32,458                      28,810
 3/31/2019             32,222                      28,922
 4/30/2019             33,520                      29,952
 5/31/2019             31,089                      27,991            Past performance is not predictive
 6/30/2019             33,384                      29,985            of future performance.
 7/31/2019             33,815                      30,220
 8/31/2019             32,256                      29,278            The returns shown do not reflect
 9/30/2019             33,524                      30,352            the deduction of taxes that a
10/31/2019             34,390                      30,797            shareholder would pay on fund
                                                                     distributions or the redemption of
                                                                     fund shares.
AVERAGE ANNUAL
TOTAL RETURN      ONE YEAR      FIVE YEARS      TEN YEARS            Russell data copyright (C) Russell
--------------    --------      ----------      ---------            Investment Group 1995-2019, all
                   8.66%          7.86%          13.15%              rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. EQUITY PORTFOLIO VS.
RUSSELL 3000 (R) INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                    [CHART]

                 Tax-Managed U.S. Equity         Russell 3000/R/
                        Portfolio                    Index
              ---------------------------      ----------------
10/31/2009               $10,000                    $10,000
11/30/2009                10,558                     10,568
12/31/2009                10,858                     10,869
 1/31/2010                10,463                     10,478
 2/28/2010                10,812                     10,833
 3/31/2010                11,487                     11,516
 4/30/2010                11,717                     11,764
 5/31/2010                10,795                     10,835
 6/30/2010                10,183                     10,212
 7/31/2010                10,896                     10,921
 8/31/2010                10,368                     10,407
 9/30/2010                11,354                     11,389
10/31/2010                11,810                     11,834
11/30/2010                11,884                     11,903
12/31/2010                12,682                     12,710
 1/31/2011                12,953                     12,987
 2/28/2011                13,421                     13,460
 3/31/2011                13,482                     13,521
 4/30/2011                13,885                     13,923
 5/31/2011                13,716                     13,764
 6/30/2011                13,488                     13,517
 7/31/2011                13,177                     13,208
 8/31/2011                12,387                     12,415
 9/30/2011                11,468                     11,452
10/31/2011                12,745                     12,770
11/30/2011                12,735                     12,735
12/31/2011                12,831                     12,840
 1/31/2012                13,450                     13,488
 2/29/2012                14,040                     14,058
 3/31/2012                14,459                     14,492
 4/30/2012                14,354                     14,397
 5/31/2012                13,457                     13,507
 6/30/2012                13,972                     14,036
 7/31/2012                14,126                     14,175
 8/31/2012                14,480                     14,529
 9/30/2012                14,871                     14,910
10/31/2012                14,602                     14,653
11/30/2012                14,717                     14,767
12/31/2012                14,883                     14,948
 1/31/2013                15,698                     15,768
 2/28/2013                15,902                     15,977
 3/31/2013                16,525                     16,603
 4/30/2013                16,778                     16,875
 5/31/2013                17,226                     17,273
 6/30/2013                17,015                     17,049
 7/31/2013                17,954                     17,983
 8/31/2013                17,446                     17,481
 9/30/2013                18,081                     18,131
10/31/2013                18,857                     18,901
11/30/2013                19,457                     19,450
12/31/2013                19,968                     19,963
 1/31/2014                19,286                     19,332
 2/28/2014                20,185                     20,249
 3/31/2014                20,312                     20,357
 4/30/2014                20,322                     20,381
 5/31/2014                20,768                     20,826
 6/30/2014                21,278                     21,348
 7/31/2014                20,860                     20,927
 8/31/2014                21,725                     21,805
 9/30/2014                21,315                     21,351
10/31/2014                21,854                     21,938
11/30/2014                22,383                     22,470
12/31/2014                22,362                     22,470
 1/31/2015                21,669                     21,844
 2/28/2015                22,995                     23,109
 3/31/2015                22,719                     22,874
 4/30/2015                22,880                     22,978
 5/31/2015                23,202                     23,295
 6/30/2015                22,819                     22,906
 7/31/2015                23,183                     23,289
 8/31/2015                21,787                     21,883
 9/30/2015                21,144                     21,245
10/31/2015                22,831                     22,923
11/30/2015                22,953                     23,050
12/31/2015                22,464                     22,577
 1/31/2016                21,237                     21,303
 2/29/2016                21,227                     21,296
 3/31/2016                22,668                     22,796
 4/30/2016                22,802                     22,937
 5/31/2016                23,202                     23,347
 6/30/2016                23,195                     23,395
 7/31/2016                24,092                     24,324
 8/31/2016                24,185                     24,386
 9/30/2016                24,221                     24,424
10/31/2016                23,755                     23,896
11/30/2016                24,853                     24,965
12/31/2016                25,312                     25,452
 1/31/2017                25,802                     25,931
 2/28/2017                26,749                     26,896
 3/31/2017                26,778                     26,914
 4/30/2017                27,060                     27,200
 5/31/2017                27,373                     27,478
 6/30/2017                27,581                     27,726
 7/31/2017                28,106                     28,249
 8/31/2017                28,137                     28,303
 9/30/2017                28,846                     28,993
10/31/2017                29,521                     29,626
11/30/2017                30,417                     30,526
12/31/2017                30,738                     30,831
 1/31/2018                32,475                     32,456
 2/28/2018                31,310                     31,259
 3/31/2018                30,590                     30,632
 4/30/2018                30,697                     30,748
 5/31/2018                31,524                     31,616
 6/30/2018                31,679                     31,823
 7/31/2018                32,787                     32,879
 8/31/2018                33,928                     34,034
 9/30/2018                34,028                     34,090
10/31/2018                31,493                     31,580
11/30/2018                32,081                     32,213
12/31/2018                29,082                     29,215
 1/31/2019                31,510                     31,722
 2/28/2019                32,643                     32,838
 3/31/2019                33,074                     33,317
 4/30/2019                34,471                     34,648
 5/31/2019                32,154                     32,406            Past performance is not predictive
 6/30/2019                34,469                     34,682            of future performance.
 7/31/2019                35,001                     35,197
 8/31/2019                34,218                     34,480            The returns shown do not reflect
 9/30/2019                34,844                     35,085            the deduction of taxes that a
10/31/2019                35,597                     35,840            shareholder would pay on fund
                                                                       distributions or the redemption of
                                                                       fund shares.
AVERAGE ANNUAL
TOTAL RETURN       ONE YEAR      FIVE YEARS      TEN YEARS             Russell data copyright (C) Russell
--------------     --------      ----------      ---------             Investment Group 1995-2019, all
                    13.03%         10.25%         13.54%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO VS.
RUSSELL 2000 (R) VALUE INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019


                                    [CHART]

             Tax-Managed U.S. Targeted          Russell 2000/R/
                  Value Portfolio                 Value Index
             ---------------------------        -----------------
10/31/2009            $10,000                       $10,000
11/30/2009             10,334                        10,318
12/31/2009             11,118                        11,100
 1/31/2010             10,843                        10,774
 2/28/2010             11,467                        11,274
 3/31/2010             12,396                        12,212
 4/30/2010             13,315                        13,066
 5/31/2010             12,181                        11,962
 6/30/2010             11,079                        10,918
 7/31/2010             11,945                        11,697
 8/31/2010             11,005                        10,818
 9/30/2010             12,305                        11,979
10/31/2010             12,843                        12,443
11/30/2010             13,341                        12,759
12/31/2010             14,501                        13,820
 1/31/2011             14,562                        13,827
 2/28/2011             15,386                        14,529
 3/31/2011             15,670                        14,731
 4/30/2011             15,947                        14,970
 5/31/2011             15,568                        14,702
 6/30/2011             15,259                        14,341
 7/31/2011             14,779                        13,867
 8/31/2011             13,292                        12,642
 9/30/2011             11,711                        11,261
10/31/2011             13,560                        12,884
11/30/2011             13,532                        12,858
12/31/2011             13,665                        13,059
 1/31/2012             14,542                        13,928
 2/29/2012             15,086                        14,135
 3/31/2012             15,394                        14,573
 4/30/2012             15,143                        14,362
 5/31/2012             14,034                        13,485
 6/30/2012             14,589                        14,135
 7/31/2012             14,534                        13,990
 8/31/2012             15,189                        14,422
 9/30/2012             15,681                        14,936
10/31/2012             15,647                        14,748
11/30/2012             15,947                        14,794
12/31/2012             16,519                        15,417
 1/31/2013             17,641                        16,336
 2/28/2013             17,959                        16,522
 3/31/2013             18,827                        17,210
 4/30/2013             18,679                        17,193
 5/31/2013             19,582                        17,707
 6/30/2013             19,445                        17,635
 7/31/2013             20,823                        18,768
 8/31/2013             20,053                        17,938
 9/30/2013             21,177                        18,974
10/31/2013             21,999                        19,591
11/30/2013             23,104                        20,355
12/31/2013             23,765                        20,739
 1/31/2014             22,605                        19,937
 2/28/2014             23,729                        20,849
 3/31/2014             24,052                        21,107
 4/30/2014             23,621                        20,564
 5/31/2014             23,950                        20,695
 6/30/2014             24,928                        21,610
 7/31/2014             23,706                        20,303
 8/31/2014             24,950                        21,186
 9/30/2014             23,524                        19,757
10/31/2014             24,440                        21,137
11/30/2014             24,411                        21,039
12/31/2014             24,764                        21,614
 1/31/2015             23,702                        20,714
 2/28/2015             25,376                        21,676
 3/31/2015             25,832                        22,042
 4/30/2015             25,464                        21,571
 5/31/2015             25,893                        21,750
 6/30/2015             25,923                        21,778
 7/31/2015             25,570                        21,177
 8/31/2015             24,488                        20,137
 9/30/2015             23,554                        19,440
10/31/2015             24,901                        20,529
11/30/2015             25,402                        21,112
12/31/2015             23,944                        19,999
 1/31/2016             22,307                        18,656
 2/29/2016             22,555                        18,783
 3/31/2016             24,302                        20,340
 4/30/2016             24,552                        20,771
 5/31/2016             24,817                        21,151
 6/30/2016             24,494                        21,216
 7/31/2016             25,616                        22,360
 8/31/2016             25,954                        22,916
 9/30/2016             26,170                        23,097
10/31/2016             25,450                        22,338
11/30/2016             28,709                        25,302
12/31/2016             29,651                        26,347
 1/31/2017             29,643                        26,159
 2/28/2017             29,952                        26,538
 3/31/2017             29,793                        26,313
 4/30/2017             29,827                        26,417
 5/31/2017             29,007                        25,594
 6/30/2017             29,922                        26,489
 7/31/2017             30,216                        26,657
 8/31/2017             29,520                        26,002
 9/30/2017             31,579                        27,843
10/31/2017             31,915                        27,879
11/30/2017             32,824                        28,686
12/31/2017             32,936                        28,412
 1/31/2018             33,699                        28,762
 2/28/2018             32,137                        27,324
 3/31/2018             32,365                        27,662
 4/30/2018             32,479                        28,142
 5/31/2018             33,991                        29,779
 6/30/2018             33,902                        29,959
 7/31/2018             34,624                        30,488
 8/31/2018             35,391                        31,214
 9/30/2018             34,379                        30,440
10/31/2018             31,067                        27,714
11/30/2018             31,446                        28,161
12/31/2018             27,586                        24,757
 1/31/2019             30,666                        27,465
 2/28/2019             31,892                        28,533
 3/31/2019             30,862                        27,710
 4/30/2019             32,360                        28,758
 5/31/2019             29,022                        26,409             Past performance is not predictive
 6/30/2019             31,323                        28,091             of future performance.
 7/31/2019             31,638                        28,136
 8/31/2019             29,412                        26,566             The returns shown do not reflect
 9/30/2019             31,146                        27,930             the deduction of taxes that a
10/31/2019             31,667                        28,607             shareholder would pay on fund
                                                                        distributions or the redemption of
                                                                        fund shares.
AVERAGE ANNUAL
TOTAL RETURN        ONE YEAR      FIVE YEARS      TEN YEARS             Russell data copyright (C) Russell
--------------      --------      ----------      ---------             Investment Group 1995-2019, all
                     1.93%          5.32%          12.22%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000 (R) INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]

                    Tax-Managed U.S. Small         Russell 2000/R/
                       Cap Portfolio                   Index
                 ---------------------------      ----------------
  10/31/2009             $10,000                      $10,000
  11/30/2009              10,234                       10,314
  12/31/2009              11,068                       11,144
   1/31/2010              10,705                       10,734
   2/28/2010              11,179                       11,217
   3/31/2010              12,074                       12,130
   4/30/2010              12,864                       12,817
   5/31/2010              11,864                       11,845
   6/30/2010              10,953                       10,927
   7/31/2010              11,731                       11,678
   8/31/2010              10,805                       10,813
   9/30/2010              12,147                       12,160
  10/31/2010              12,661                       12,658
  11/30/2010              13,205                       13,097
  12/31/2010              14,234                       14,137
   1/31/2011              14,221                       14,100
   2/28/2011              15,034                       14,874
   3/31/2011              15,501                       15,259
   4/30/2011              15,824                       15,662
   5/31/2011              15,495                       15,368
   6/30/2011              15,245                       15,014
   7/31/2011              14,767                       14,471
   8/31/2011              13,418                       13,212
   9/30/2011              11,926                       11,731
  10/31/2011              13,737                       13,507
  11/30/2011              13,687                       13,458
  12/31/2011              13,801                       13,547
   1/31/2012              14,733                       14,504
   2/29/2012              15,095                       14,851
   3/31/2012              15,526                       15,231
   4/30/2012              15,314                       14,996
   5/31/2012              14,326                       14,003
   6/30/2012              14,952                       14,702
   7/31/2012              14,846                       14,499
   8/31/2012              15,354                       14,982
   9/30/2012              15,885                       15,474
  10/31/2012              15,653                       15,139
  11/30/2012              15,822                       15,219
  12/31/2012              16,361                       15,761
   1/31/2013              17,351                       16,748
   2/28/2013              17,560                       16,933
   3/31/2013              18,379                       17,715
   4/30/2013              18,233                       17,649
   5/31/2013              19,153                       18,355
   6/30/2013              19,161                       18,261
   7/31/2013              20,591                       19,539
   8/31/2013              19,937                       18,918
   9/30/2013              21,201                       20,125
  10/31/2013              21,844                       20,631
  11/30/2013              22,977                       21,458
  12/31/2013              23,457                       21,880
   1/31/2014              22,448                       21,275
   2/28/2014              23,438                       22,277
   3/31/2014              23,598                       22,125
   4/30/2014              22,857                       21,267
   5/31/2014              22,972                       21,437
   6/30/2014              23,954                       22,578
   7/31/2014              22,539                       21,211
   8/31/2014              23,627                       22,263
   9/30/2014              22,366                       20,916
  10/31/2014              23,719                       22,295
  11/30/2014              23,745                       22,315
  12/31/2014              24,368                       22,951
   1/31/2015              23,325                       22,213
   2/28/2015              24,827                       23,532
   3/31/2015              25,293                       23,942
   4/30/2015              24,735                       23,331
   5/31/2015              25,149                       23,864
   6/30/2015              25,414                       24,042
   7/31/2015              25,012                       23,763
   8/31/2015              23,794                       22,270
   9/30/2015              22,914                       21,177
  10/31/2015              24,267                       22,370
  11/30/2015              24,900                       23,098
  12/31/2015              23,531                       21,938
   1/31/2016              22,049                       20,009
   2/29/2016              22,243                       20,008
   3/31/2016              23,889                       21,605
   4/30/2016              24,111                       21,944
   5/31/2016              24,409                       22,438
   6/30/2016              24,314                       22,424
   7/31/2016              25,483                       23,763
   8/31/2016              25,859                       24,183
   9/30/2016              25,992                       24,453
  10/31/2016              25,176                       23,290
  11/30/2016              28,273                       25,887
  12/31/2016              29,176                       26,613
   1/31/2017              29,083                       26,718
   2/28/2017              29,433                       27,233
   3/31/2017              29,354                       27,269
   4/30/2017              29,633                       27,568
   5/31/2017              28,911                       27,007
   6/30/2017              29,701                       27,941
   7/31/2017              29,938                       28,148
   8/31/2017              29,307                       27,790
   9/30/2017              31,407                       29,525
  10/31/2017              31,838                       29,776
  11/30/2017              32,793                       30,634
  12/31/2017              32,640                       30,511
   1/31/2018              33,388                       31,308
   2/28/2018              31,922                       30,096
   3/31/2018              32,191                       30,485
   4/30/2018              32,399                       30,749
   5/31/2018              34,097                       32,615
   6/30/2018              34,285                       32,849
   7/31/2018              35,058                       33,421
   8/31/2018              36,313                       34,862
   9/30/2018              35,353                       34,024
  10/31/2018              31,876                       30,328
  11/30/2018              32,271                       30,810
  12/31/2018              28,359                       27,150
   1/31/2019              31,238                       30,205
   2/28/2019              32,762                       31,775
   3/31/2019              31,753                       31,110
   4/30/2019              33,110                       32,167
   5/31/2019              30,202                       29,665            Past performance is not predictive
   6/30/2019              32,502                       31,762            of future performance.
   7/31/2019              32,772                       31,945
   8/31/2019              30,855                       30,367            The returns shown do not reflect
   9/30/2019              31,937                       30,999            the deduction of taxes that a
  10/31/2019              32,572                       31,816            shareholder would pay on fund
                                                                         distributions or the redemption of
                                                                         fund shares.
  AVERAGE ANNUAL
  TOTAL RETURN       ONE YEAR      FIVE YEARS      TEN YEARS             Russell data copyright (C) Russell
  --------------     --------      ----------      ---------             Investment Group 1995-2019, all
                      2.18%          6.55%          12.53%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
T.A. U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000 (R) INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                   [CHART]

               T.A. U.S. Core Equity          Russell 3000/R/
                    2 Portfolio                   Index
             -------------------------       -----------------
10/31/2009           $10,000                     $10,000
11/30/2009            10,454                      10,568
12/31/2009            10,946                      10,869
 1/31/2010            10,593                      10,478
 2/28/2010            11,034                      10,833
 3/31/2010            11,822                      11,516
 4/30/2010            12,264                      11,764
 5/31/2010            11,277                      10,835
 6/30/2010            10,484                      10,212
 7/31/2010            11,268                      10,921
 8/31/2010            10,588                      10,407
 9/30/2010            11,704                      11,389
10/31/2010            12,149                      11,834
11/30/2010            12,357                      11,903
12/31/2010            13,318                      12,710
 1/31/2011            13,587                      12,987
 2/28/2011            14,199                      13,460
 3/31/2011            14,373                      13,521
 4/30/2011            14,716                      13,923
 5/31/2011            14,477                      13,764
 6/30/2011            14,192                      13,517
 7/31/2011            13,712                      13,208
 8/31/2011            12,677                      12,415
 9/30/2011            11,475                      11,452
10/31/2011            12,996                      12,770
11/30/2011            12,951                      12,735
12/31/2011            13,057                      12,840
 1/31/2012            13,769                      13,488
 2/29/2012            14,375                      14,058
 3/31/2012            14,720                      14,492
 4/30/2012            14,568                      14,397
 5/31/2012            13,566                      13,507
 6/30/2012            14,102                      14,036
 7/31/2012            14,163                      14,175
 8/31/2012            14,621                      14,529
 9/30/2012            15,060                      14,910
10/31/2012            14,922                      14,653
11/30/2012            15,075                      14,767
12/31/2012            15,399                      14,948
 1/31/2013            16,387                      15,768
 2/28/2013            16,573                      15,977
 3/31/2013            17,273                      16,603
 4/30/2013            17,412                      16,875
 5/31/2013            18,047                      17,273
 6/30/2013            17,883                      17,049
 7/31/2013            18,955                      17,983
 8/31/2013            18,365                      17,481
 9/30/2013            19,153                      18,131
10/31/2013            19,933                      18,901
11/30/2013            20,603                      19,450
12/31/2013            21,181                      19,963
 1/31/2014            20,406                      19,332
 2/28/2014            21,371                      20,249
 3/31/2014            21,601                      20,357
 4/30/2014            21,490                      20,381
 5/31/2014            21,887                      20,826
 6/30/2014            22,569                      21,348
 7/31/2014            21,933                      20,927
 8/31/2014            22,856                      21,805
 9/30/2014            22,124                      21,351
10/31/2014            22,699                      21,938
11/30/2014            23,098                      22,470
12/31/2014            23,206                      22,470
 1/31/2015            22,360                      21,844
 2/28/2015            23,809                      23,109
 3/31/2015            23,718                      22,874
 4/30/2015            23,767                      22,978
 5/31/2015            24,077                      23,295
 6/30/2015            23,775                      22,906
 7/31/2015            23,775                      23,289
 8/31/2015            22,431                      21,883
 9/30/2015            21,655                      21,245
10/31/2015            23,185                      22,923
11/30/2015            23,399                      23,050
12/31/2015            22,620                      22,577
 1/31/2016            21,246                      21,303
 2/29/2016            21,395                      21,296
 3/31/2016            22,921                      22,796
 4/30/2016            23,120                      22,937
 5/31/2016            23,486                      23,347
 6/30/2016            23,370                      23,395
 7/31/2016            24,322                      24,324
 8/31/2016            24,522                      24,386
 9/30/2016            24,562                      24,424
10/31/2016            24,009                      23,896
11/30/2016            25,768                      24,965
12/31/2016            26,308                      25,452
 1/31/2017            26,695                      25,931
 2/28/2017            27,453                      26,896
 3/31/2017            27,397                      26,914
 4/30/2017            27,616                      27,200
 5/31/2017            27,600                      27,478
 6/30/2017            28,008                      27,726
 7/31/2017            28,432                      28,249
 8/31/2017            28,228                      28,303
 9/30/2017            29,340                      28,993
10/31/2017            29,884                      29,626
11/30/2017            30,906                      30,526
12/31/2017            31,259                      30,831
 1/31/2018            32,674                      32,456
 2/28/2018            31,397                      31,259
 3/31/2018            30,974                      30,632
 4/30/2018            30,991                      30,748
 5/31/2018            31,837                      31,616
 6/30/2018            31,933                      31,823
 7/31/2018            32,973                      32,879
 8/31/2018            34,013                      34,034
 9/30/2018            33,844                      34,090
10/31/2018            31,095                      31,580
11/30/2018            31,634                      32,213
12/31/2018            28,311                      29,215
 1/31/2019            30,883                      31,722
 2/28/2019            32,081                      32,838
 3/31/2019            32,106                      33,317
 4/30/2019            33,538                      34,648
 5/31/2019            31,010                      32,406             Past performance is not predictive
 6/30/2019            33,368                      34,682             of future performance.
 7/31/2019            33,847                      35,197
 8/31/2019            32,711                      34,480             The returns shown do not reflect
 9/30/2019            33,586                      35,085             the deduction of taxes that a
10/31/2019            34,281                      35,840             shareholder would pay on fund
                                                                     distributions or the redemption of
                                                                     fund shares.
AVERAGE ANNUAL
TOTAL RETURN      ONE YEAR      FIVE YEARS      TEN YEARS            Russell data copyright (C) Russell
--------------    --------      ----------      ---------            Investment Group 1995-2019, all
                   10.25%         8.59%          13.11%              rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                          [CHART]

            Tax-Managed DFA International         MSCI World ex USA
                  Value Portfolio                Index (net dividends)
            -----------------------------        ---------------------
10/31/2009            $10,000                         $10,000
11/30/2009             10,297                          10,247
12/31/2009             10,425                          10,411
 1/31/2010              9,807                           9,923
 2/28/2010              9,836                           9,913
 3/31/2010             10,580                          10,551
 4/30/2010             10,401                          10,394
 5/31/2010              9,186                           9,247
 6/30/2010              9,030                           9,113
 7/31/2010             10,104                           9,955
 8/31/2010              9,620                           9,658
 9/30/2010             10,647                          10,584
10/31/2010             11,034                          10,961
11/30/2010             10,510                          10,497
12/31/2010             11,489                          11,342
 1/31/2011             11,977                          11,586
 2/28/2011             12,374                          12,016
 3/31/2011             12,046                          11,775
 4/30/2011             12,674                          12,417
 5/31/2011             12,192                          12,049
 6/30/2011             11,991                          11,877
 7/31/2011             11,609                          11,681
 8/31/2011             10,380                          10,694
 9/30/2011              9,256                           9,620
10/31/2011             10,172                          10,555
11/30/2011              9,851                          10,067
12/31/2011              9,569                           9,958
 1/31/2012             10,209                          10,495
 2/29/2012             10,770                          11,072
 3/31/2012             10,678                          10,990
 4/30/2012             10,283                          10,804
 5/31/2012              9,000                           9,572
 6/30/2012              9,640                          10,199
 7/31/2012              9,592                          10,326
 8/31/2012              9,987                          10,621
 9/30/2012             10,333                          10,943
10/31/2012             10,454                          11,020
11/30/2012             10,608                          11,252
12/31/2012             11,133                          11,592
 1/31/2013             11,679                          12,162
 2/28/2013             11,312                          12,041
 3/31/2013             11,332                          12,136
 4/30/2013             11,879                          12,689
 5/31/2013             11,715                          12,405
 6/30/2013             11,296                          11,940
 7/31/2013             12,051                          12,575
 8/31/2013             11,968                          12,413
 9/30/2013             12,884                          13,291
10/31/2013             13,317                          13,737
11/30/2013             13,367                          13,821
12/31/2013             13,654                          14,029
 1/31/2014             13,152                          13,463
 2/28/2014             13,889                          14,197
 3/31/2014             13,794                          14,134
 4/30/2014             13,998                          14,357
 5/31/2014             14,151                          14,579
 6/30/2014             14,327                          14,786
 7/31/2014             13,999                          14,522
 8/31/2014             13,990                          14,534
 9/30/2014             13,362                          13,937
10/31/2014             13,146                          13,715
11/30/2014             13,137                          13,884
12/31/2014             12,625                          13,422
 1/31/2015             12,538                          13,375
 2/28/2015             13,436                          14,174
 3/31/2015             13,143                          13,937
 4/30/2015             13,851                          14,540
 5/31/2015             13,851                          14,414
 6/30/2015             13,457                          14,005
 7/31/2015             13,324                          14,227
 8/31/2015             12,339                          13,190
 9/30/2015             11,474                          12,524
10/31/2015             12,366                          13,467
11/30/2015             12,205                          13,252
12/31/2015             11,814                          13,015
 1/31/2016             10,899                          12,119
 2/29/2016             10,539                          11,949
 3/31/2016             11,336                          12,761
 4/30/2016             11,895                          13,171
 5/31/2016             11,670                          13,022
 6/30/2016             11,240                          12,626
 7/31/2016             11,736                          13,248
 8/31/2016             12,048                          13,260
 9/30/2016             12,181                          13,421
10/31/2016             12,329                          13,160
11/30/2016             12,384                          12,949
12/31/2016             12,784                          13,372
 1/31/2017             13,340                          13,770
 2/28/2017             13,238                          13,929
 3/31/2017             13,535                          14,283
 4/30/2017             13,740                          14,586
 5/31/2017             13,973                          15,073
 6/30/2017             14,124                          15,087
 7/31/2017             14,776                          15,536
 8/31/2017             14,747                          15,532
 9/30/2017             15,284                          15,935
10/31/2017             15,550                          16,153
11/30/2017             15,692                          16,316
12/31/2017             16,101                          16,609
 1/31/2018             17,036                          17,383
 2/28/2018             16,082                          16,557
 3/31/2018             15,892                          16,271
 4/30/2018             16,294                          16,644
 5/31/2018             15,739                          16,329
 6/30/2018             15,376                          16,150
 7/31/2018             15,853                          16,546
 8/31/2018             15,308                          16,233
 9/30/2018             15,572                          16,360
10/31/2018             14,264                          15,060
11/30/2018             14,147                          15,047
12/31/2018             13,312                          14,269
 1/31/2019             14,354                          15,287
 2/28/2019             14,580                          15,680
 3/31/2019             14,433                          15,760
 4/30/2019             14,886                          16,206
 5/31/2019             13,791                          15,440
 6/30/2019             14,645                          16,357                Past performance is not predictive
 7/31/2019             14,183                          16,160                of future performance.
 8/31/2019             13,619                          15,763
 9/30/2019             14,291                          16,205                The returns shown do not reflect
10/31/2019             14,766                          16,729                the deduction of taxes that a
                                                                             shareholder would pay on fund
                                                                             distributions or the redemption of
AVERAGE ANNUAL                                                               fund shares.
TOTAL RETURN         ONE YEAR       FIVE YEARS       TEN YEARS
--------------       --------       ----------       ---------               MSCI data copyright MSCI 2019,
                      3.52%           2.35%            3.97%                 all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                    [CHART]

              T.A. World Ex U.S. Core       MSCI ALL Country World ex
                  Equity Portfolio          USA Index (net dividends)
            ---------------------------     -------------------------
10/31/2009          $10,000                          $10,000
11/30/2009           10,357                           10,287
12/31/2009           10,571                           10,504
 1/31/2010           10,053                            9,991
 2/28/2010           10,102                            9,991
 3/31/2010           10,878                           10,670
 4/30/2010           10,841                           10,576
 5/31/2010            9,629                            9,463
 6/30/2010            9,537                            9,342
 7/31/2010           10,512                           10,185
 8/31/2010           10,162                            9,906
 9/30/2010           11,289                           10,891
10/31/2010           11,678                           11,262
11/30/2010           11,239                           10,827
12/31/2010           12,217                           11,675
 1/31/2011           12,356                           11,790
 2/28/2011           12,609                           12,101
 3/31/2011           12,614                           12,073
 4/30/2011           13,246                           12,663
 5/31/2011           12,854                           12,298
 6/30/2011           12,631                           12,119
 7/31/2011           12,426                           11,954
 8/31/2011           11,289                           10,929
 9/30/2011            9,806                            9,713
10/31/2011           10,797                           10,737
11/30/2011           10,423                           10,189
12/31/2011           10,139                           10,075
 1/31/2012           11,009                           10,758
 2/29/2012           11,619                           11,363
 3/31/2012           11,515                           11,207
 4/30/2012           11,255                           11,030
 5/31/2012            9,956                            9,777
 6/30/2012           10,517                           10,354
 7/31/2012           10,504                           10,500
 8/31/2012           10,807                           10,720
 9/30/2012           11,246                           11,120
10/31/2012           11,326                           11,164
11/30/2012           11,524                           11,376
12/31/2012           12,108                           11,771
 1/31/2013           12,534                           12,249
 2/28/2013           12,414                           12,119
 3/31/2013           12,494                           12,144
 4/30/2013           12,895                           12,590
 5/31/2013           12,601                           12,299
 6/30/2013           12,072                           11,765
 7/31/2013           12,680                           12,281
 8/31/2013           12,504                           12,111
 9/30/2013           13,442                           12,953
10/31/2013           13,917                           13,428
11/30/2013           13,931                           13,451
12/31/2013           14,119                           13,570
 1/31/2014           13,544                           12,953
 2/28/2014           14,283                           13,604
 3/31/2014           14,345                           13,639
 4/30/2014           14,496                           13,819
 5/31/2014           14,702                           14,088
 6/30/2014           14,966                           14,325
 7/31/2014           14,688                           14,183
 8/31/2014           14,827                           14,261
 9/30/2014           14,022                           13,570
10/31/2014           13,882                           13,436
11/30/2014           13,840                           13,533
12/31/2014           13,417                           13,045
 1/31/2015           13,403                           13,026
 2/28/2015           14,148                           13,722
 3/31/2015           13,909                           13,501
 4/30/2015           14,725                           14,183
 5/31/2015           14,612                           13,961
 6/30/2015           14,224                           13,572
 7/31/2015           13,968                           13,534
 8/31/2015           13,029                           12,499
 9/30/2015           12,534                           11,920
10/31/2015           13,307                           12,807
11/30/2015           13,164                           12,543
12/31/2015           12,938                           12,307
 1/31/2016           12,147                           11,470
 2/29/2016           11,931                           11,338
 3/31/2016           12,986                           12,260
 4/30/2016           13,304                           12,583
 5/31/2016           13,116                           12,371
 6/30/2016           12,940                           12,181
 7/31/2016           13,613                           12,784
 8/31/2016           13,715                           12,865
 9/30/2016           13,961                           13,023
10/31/2016           13,770                           12,836
11/30/2016           13,477                           12,539
12/31/2016           13,735                           12,860
 1/31/2017           14,355                           13,315
 2/28/2017           14,621                           13,528
 3/31/2017           14,999                           13,871
 4/30/2017           15,354                           14,168
 5/31/2017           15,754                           14,627
 6/30/2017           15,890                           14,673
 7/31/2017           16,518                           15,214
 8/31/2017           16,667                           15,293
 9/30/2017           16,985                           15,577
10/31/2017           17,331                           15,870
11/30/2017           17,451                           15,999
12/31/2017           17,925                           16,357
 1/31/2018           18,937                           17,268
 2/28/2018           18,015                           16,453
 3/31/2018           17,881                           16,163
 4/30/2018           18,017                           16,421
 5/31/2018           17,699                           16,042
 6/30/2018           17,170                           15,741
 7/31/2018           17,522                           16,117
 8/31/2018           17,124                           15,780
 9/30/2018           17,105                           15,852
10/31/2018           15,565                           14,562
11/30/2018           15,704                           14,700
12/31/2018           14,901                           14,035
 1/31/2019           16,078                           15,095
 2/28/2019           16,326                           15,390
 3/31/2019           16,350                           15,482
 4/30/2019           16,785                           15,891
 5/31/2019           15,713                           15,038                Past performance is not predictive
 6/30/2019           16,622                           15,943                of future performance.
 7/31/2019           16,244                           15,750
 8/31/2019           15,756                           15,264                The returns shown do not reflect
 9/30/2019           16,253                           15,657                the deduction of taxes that a
10/31/2019           16,872                           16,203                shareholder would pay on fund
                                                                            distributions or the redemption of
AVERAGE ANNUAL                                                              fund shares.
TOTAL RETURN        ONE YEAR       FIVE YEARS       TEN YEARS
--------------      --------       ----------       ---------               MSCI data copyright MSCI 2019,
                     8.40%           3.98%            5.37%                 all rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2019

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 13.5%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices. Value stocks underperformed growth stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
               -------------------------------------------------

Russell 3000(R) Index................................................... 13.49%
Russell 1000(R) Index (large-cap stocks)................................ 14.15%
Russell Midcap(R) Index (mid-cap stocks)................................ 13.72%
Russell 2000(R) Index (small-cap stocks)................................  4.90%
Russell Microcap(R) Index (micro-cap stocks)............................ -3.27%
Dow Jones U.S. Select REIT lndex/SM/.................................... 20.72%

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
               -------------------------------------------------

Russell 1000(R) Value Index (large-cap value stocks).................... 11.21%
Russell 1000(R) Growth Index (large-cap growth stocks).................. 17.10%
Russell 2000(R) Value Index (small-cap value stocks)....................  3.22%
Russell 2000(R) Growth Index (small-cap growth stocks)..................  6.40%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

   The Tax-Managed U.S. Marketwide Value Portfolio invests in a broadly diversified group of U.S. low relative price (value) stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series, a Master Fund managed by Dimensional that invests in such stocks while considering the federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Master Fund held approximately 1,200 securities. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 8.66% for the Portfolio and 10.65% for the Russell 3000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, the Portfolio's performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Master Fund's greater emphasis on value stocks detracted from performance relative to the benchmark. At the sector level, the Master Fund's exclusions of real estate investment trusts (REITs) and certain utilities had a negative impact on relative performance, as REITs and utilities generally outperformed in the U.S.

TAX-MANAGED U.S. EQUITY PORTFOLIO

   The Tax-Managed U.S. Equity Portfolio invests in a broadly diversified group of U.S. securities while considering the federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 2,100 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 13.03% for the Portfolio and 13.49% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts (REITs) detracted from performance relative to the benchmark, as REITs generally outperformed in the U.S.

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

   The Tax-Managed U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small-and mid-cap value stocks. The tax management strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 1,500 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 1.93% for the Portfolio and 3.22% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusions of real estate investment trusts (REITs) and certain utilities detracted from performance relative to the benchmark, as REITs and utilities generally outperformed in the U.S. Conversely, with mid-caps outperforming small-caps for the period, the Portfolio's inclusion of mid-caps contributed positively to performance relative to the small-cap benchmark.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

   The Tax-Managed U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small-cap stocks. The tax management strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 1,900 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 2.18% for the Portfolio and 4.90% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of stocks with the lowest profitability and highest relative price detracted from performance relative to the benchmark, as those stocks outperformed. The Portfolio's exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in the U.S.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

   The T.A. U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market while considering federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 2,600 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 10.25% for the Portfolio and 13.49% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on small-cap stocks detracted from performance relative to the benchmark, as small-caps generally underperformed large-caps for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks also detracted from relative performance.

INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2019

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                    12 MONTHS ENDED OCTOBER 31. 2019
                    --------------------------------

                                                   RETURN IN U.S. DOLLARS
                                                   ----------------------
MSCI World ex USA Index...........................         11.08%
MSCI World ex USA Mid Cap Index...................         10.71%
MSCI World ex USA Small Cap Index.................          8.61%
MSCI World ex USA Value Index.....................          5.95%
MSCI World ex USA Growth Index....................         16.25%

   For the 12 Months Ended October 31, 2019, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                          12 MONTHS ENDED OCTOBER 31. 2019
                          --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET
CAP                                                LOCAL RETURN RETURN IN U.S. DOLLARS
-----------------------------------------------    ------------ ----------------------
Japan.............................................     4.57%             9.16%
United Kingdom....................................     5.73%             7.08%
France............................................    14.29%            12.54%
Canada............................................    11.54%            11.45%
Switzerland.......................................    16.43%            18.69%
Germany...........................................     9.14%             7.46%
Australia.........................................    20.12%            16.76%
Netherlands.......................................    21.77%            20.09%
Honq Kong.........................................    15.60%            15.63%
Spain.............................................     7.47%             5.82%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   Emerging markets had positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

                    12 MONTHS ENDED OCTOBER 31. 2019
                    --------------------------------

                                                   RETURN IN U.S. DOLLARS
                                                   ----------------------
MSCI Emerging Markets Index.......................         11.86%
MSCI Emerging Markets Mid Cap Index...............         11.08%
MSCI Emerging Markets Small Cap Index.............          9.69%
MSCI Emerging Markets Value Index.................          6.00%
MSCI Emerging Markets Growth Index................         17.97%

   For the 12 Months Ended October 31, 2019, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of emerging markets.

                          12 MONTHS ENDED OCTOBER 31. 2019
                          --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP         LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------         ------------ ----------------------
China.............................................    12.94%            12.90%
Korea.............................................     7.43%             5.22%
Taiwan............................................    20.39%            22.38%
India.............................................    12.67%            17.46%
Brazil............................................    22.35%            13.21%
South Africa......................................    10.59%             8.41%
Russia............................................    31.36%            34.30%
Thailand..........................................    -4.10%             5.28%
Mexico............................................     1.02%             6.71%
Saudi Arabia......................................    -1.29%            -1.27%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

   The Tax-Managed DFA International Value Portfolio invests in a broadly diversified group of developed ex U.S. large company value stocks. The tax-managed strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2019, the Portfolio held approximately 540 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 3.52% for the Portfolio and 11.08% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks for the period, the Portfolio's focus on value stocks detracted from performance relative to the style-neutral benchmark.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

   The T.A. World ex U.S. Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. and emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price, and higher profitability, while considering potential federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 8,700 securities in 43 eligible developed and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 8.40% for the Portfolio and 11.27% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks in developed ex U.S. and emerging markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark, which is composed primarily of large- and mid- cap stocks. The Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks underperformed high relative price (growth) stocks in developed ex U.S. and emerging markets.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLES

                                                   BEGINNING  ENDING               EXPENSES
                                                    ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                     VALUE    VALUE     EXPENSE     DURING
                                                   05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                                   --------- --------- ---------- ----------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO (2)
-----------------------------------------------
Actual Fund Return................................ $1,000.00 $1,026.00    0.38%     $1.94
Hypothetical 5% Annual Return..................... $1,000.00 $1,023.29    0.38%     $1.94

TAX-MANAGED U.S. EQUITY PORTFOLIO
---------------------------------
Actual Fund Return................................ $1,000.00 $1,032.70    0.22%     $1.13
Hypothetical 5% Annual Return..................... $1,000.00 $1,024.10    0.22%     $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                   BEGINNING  ENDING               EXPENSES
                                                    ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                     VALUE    VALUE     EXPENSE     DURING
                                                   05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                                   --------- --------- ---------- ----------
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
-----------------------------------------
Actual Fund Return................................ $1,000.00 $  978.60    0.45%     $2.24
Hypothetical 5% Annual Return..................... $1,000.00 $1,022.94    0.45%     $2.29
TAX-MANAGED U.S. SMALL CAP PORTFOLIO
------------------------------------
Actual Fund Return................................ $1,000.00 $  983.80    0.50%     $2.50
Hypothetical 5% Annual Return..................... $1,000.00 $1,022.69    0.50%     $2.55
T.A. U.S. CORE EQUITY 2 PORTFOLIO
---------------------------------
Actual Fund Return................................ $1,000.00 $1,022.20    0.25%     $1.27
Hypothetical 5% Annual Return..................... $1,000.00 $1,023.95    0.25%     $1.28
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------
Actual Fund Return................................ $1,000.00 $  991.90    0.55%     $2.76
Hypothetical 5% Annual Return..................... $1,000.00 $1,022.43    0.55%     $2.80
T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
----------------------------------------
Actual Fund Return................................ $1,000.00 $1,005.20    0.38%     $1.92
Hypothetical 5% Annual Return..................... $1,000.00 $1,023.29    0.38%     $1.94

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 30, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                                   AFFILIATED INVESTMENT COMPANY
                                                   -----------------------------
Tax-Managed U.S. Marketwide Value Portfolio.......             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

           TAX-MANAGED U.S. EQUITY PORTFOLIO
Communication Services............................  10.1%
Consumer Discretionary............................  10.7%
Consumer Staples..................................   7.0%
Energy............................................   4.2%
Financials........................................  14.1%
Health Care.......................................  13.9%
Industrials.......................................  10.6%
Information Technology............................  22.9%
Materials.........................................   2.9%
Real Estate.......................................   0.1%
Utilities.........................................   3.5%
                                                    ----
                                                   100.0%

       TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
Communication Services............................   3.0%
Consumer Discretionary............................  13.6%
Consumer Staples..................................   4.1%
Energy............................................   6.0%
Financials........................................  29.7%
Health Care.......................................   4.4%
Industrials.......................................  21.3%
Information Technology............................  11.1%
Materials.........................................   6.3%
Real Estate.......................................   0.2%
Utilities.........................................   0.3%
                                                    ----
                                                   100.0%

          TAX-MANAGED U.S. SMALL CAP PORTFOLIO
Communication Services............................   3.5%
Consumer Discretionary............................  13.7%
Consumer Staples..................................   4.0%
Energy............................................   3.5%
Financials........................................  21.3%
Health Care.......................................   9.6%
Industrials.......................................  20.6%
Information Technology............................  14.4%
Materials.........................................   5.1%
Real Estate.......................................   0.4%
Utilities.........................................   3.9%
                                                    ----
                                                   100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


           T.A. U.S. CORE EQUITY 2 PORTFOLIO
Communication Services............................   7.5%
Consumer Discretionary............................  12.3%
Consumer Staples..................................   5.8%
Energy............................................   4.5%
Financials........................................  16.8%
Health Care.......................................  11.8%
Industrials.......................................  14.2%
Information Technology............................  20.5%
Materials.........................................   4.1%
Real Estate.......................................   0.3%
Utilities.........................................   2.2%
                                                    ----
                                                   100.0%

     TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
Communication Services............................   4.2%
Consumer Discretionary............................  15.9%
Consumer Staples..................................   3.7%
Energy............................................  12.4%
Financials........................................  29.4%
Health Care.......................................   5.8%
Industrials.......................................  10.2%
Information Technology............................   2.0%
Materials.........................................  12.4%
Real Estate.......................................   2.7%
Utilities.........................................  1.3%
                                                   -----
                                                   100.0%

        T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
Communication Services............................   6.2%
Consumer Discretionary............................  13.5%
Consumer Staples..................................   7.7%
Energy............................................   6.3%
Financials........................................  16.4%
Health Care.......................................   6.0%
Industrials.......................................  16.1%
Information Technology............................   9.3%
Materials.........................................  11.5%
Real Estate.......................................   3.6%
Utilities.........................................   3.4%
                                                   -----
                                                   100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                       VALUE+
                                                       ------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide
  Value Series of The DFA Investment
    Trust Company................................. $5,360,545,940
                                                   --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
  COMPANIES....................................... $5,360,545,940
                                                   ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                PERCENTAGE
                                                        SHARES      VALUE+    OF NET ASSETS++
                                                       --------- ------------ ---------------
COMMON STOCKS -- (97.8%)
COMMUNICATION SERVICES -- (9.9%)
*   Alphabet, Inc., Class A...........................    41,495 $ 52,233,906       1.3%
*   Alphabet, Inc., Class C...........................    43,652   55,006,322       1.4%
    AT&T, Inc......................................... 1,125,125   43,306,061       1.1%
    Comcast Corp., Class A............................   632,859   28,364,740       0.7%
*   Facebook, Inc., Class A...........................   333,191   63,856,055       1.6%
*   Netflix, Inc......................................    59,889   17,212,697       0.4%
    Verizon Communications, Inc.......................   572,491   34,618,531       0.9%
    Walt Disney Co. (The).............................   272,217   35,366,433       0.9%
    Other Securities..................................             74,477,484       1.8%
                                                                 ------------      ----
TOTAL COMMUNICATION SERVICES..........................            404,442,229      10.1%
                                                                 ------------      ----
CONSUMER DISCRETIONARY -- (10.4%)
*   Amazon.com, Inc...................................    57,607  102,348,053       2.6%
    Home Depot, Inc. (The)............................   157,337   36,908,113       0.9%
    McDonald's Corp...................................   107,945   21,232,781       0.5%
    Other Securities..................................            266,396,987       6.6%
                                                                 ------------      ----
TOTAL CONSUMER DISCRETIONARY..........................            426,885,934      10.6%
                                                                 ------------      ----
CONSUMER STAPLES -- (6.9%)
    Coca-Cola Co. (The)...............................   560,631   30,515,145       0.8%
    Costco Wholesale Corp.............................    61,197   18,182,241       0.5%
    PepsiCo, Inc......................................   194,139   26,630,047       0.7%
    Philip Morris International, Inc..................   217,539   17,716,376       0.4%
    Procter & Gamble Co. (The)........................   347,358   43,249,545       1.1%
    Walmart, Inc......................................   201,176   23,589,898       0.6%
    Other Securities..................................            121,284,828       2.9%
                                                                 ------------      ----
TOTAL CONSUMER STAPLES................................            281,168,080       7.0%
                                                                 ------------      ----
ENERGY -- (4.1%)
    Chevron Corp......................................   267,765   31,098,227       0.8%
    Exxon Mobil Corp..................................   593,816   40,124,147       1.0%
    Other Securities..................................             94,619,267       2.3%
                                                                 ------------      ----
TOTAL ENERGY..........................................            165,841,641       4.1%
                                                                 ------------      ----
FINANCIALS -- (13.8%)
    Bank of America Corp.............................. 1,304,159   40,781,052       1.0%
*   Berkshire Hathaway, Inc., Class B.................   272,020   57,826,012       1.5%
    Citigroup, Inc....................................   331,672   23,833,950       0.6%
    JPMorgan Chase & Co...............................   467,565   58,408,220       1.5%
    Wells Fargo & Co..................................   600,053   30,980,736       0.8%
    Other Securities..................................            352,852,971       8.7%
                                                                 ------------      ----
TOTAL FINANCIALS......................................            564,682,941      14.1%
                                                                 ------------      ----
HEALTH CARE -- (13.6%)
    Abbott Laboratories...............................   267,288   22,347,950       0.6%
    AbbVie, Inc.......................................   214,945   17,098,875       0.4%
    Amgen, Inc........................................    84,121   17,938,803       0.5%
    Johnson & Johnson.................................   371,427   49,043,221       1.2%
    Medtronic P.L.C...................................   186,734   20,335,333       0.5%
    Merck & Co., Inc..................................   362,748   31,435,742       0.8%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                          SHARES       VALUE+     OF NET ASSETS++
                                                         --------- -------------- ---------------
HEALTH CARE -- (Continued)
      Pfizer, Inc.......................................   808,701 $   31,029,857        0.8%
      Thermo Fisher Scientific, Inc.....................    55,766     16,840,217        0.4%
      UnitedHealth Group, Inc...........................   133,634     33,769,312        0.9%
      Other Securities..................................              315,328,983        7.7%
                                                                   --------------      -----
TOTAL HEALTH CARE.......................................              555,168,293       13.8%
                                                                   --------------      -----
INDUSTRIALS -- (10.3%)
      Boeing Co. (The)..................................    75,794     25,763,139        0.7%
      Honeywell International, Inc......................   102,523     17,708,798        0.5%
      Union Pacific Corp................................   100,453     16,620,953        0.4%
      United Technologies Corp..........................   117,330     16,846,241        0.4%
      Other Securities..................................              346,505,246        8.6%
                                                                   --------------      -----
TOTAL INDUSTRIALS.......................................              423,444,377       10.6%
                                                                   --------------      -----
INFORMATION TECHNOLOGY -- (22.4%)
      Accenture P.L.C., Class A.........................    88,816     16,468,263        0.4%
*     Adobe, Inc........................................    70,812     19,680,779        0.5%
      Apple, Inc........................................   663,945    165,162,958        4.1%
      Broadcom, Inc.....................................    55,985     16,395,207        0.4%
      Cisco Systems, Inc................................   637,693     30,296,794        0.8%
      Intel Corp........................................   636,880     36,002,826        0.9%
      Mastercard, Inc., Class A.........................   126,861     35,116,393        0.9%
      Microsoft Corp.................................... 1,018,029    145,954,818        3.7%
      NVIDIA Corp.......................................    80,623     16,206,835        0.4%
      Oracle Corp.......................................   321,161     17,500,063        0.5%
*     PayPal Holdings, Inc..............................   155,771     16,215,761        0.4%
*     salesforce.com, Inc...............................   111,967     17,521,716        0.5%
      Visa, Inc., Class A...............................   244,606     43,750,229        1.1%
      Other Securities..................................              340,427,018        8.3%
                                                                   --------------      -----
TOTAL INFORMATION TECHNOLOGY............................              916,699,660       22.9%
                                                                   --------------      -----
MATERIALS -- (2.8%)
      Other Securities..................................              115,175,971        2.9%
                                                                   --------------      -----
REAL ESTATE -- (0.1%)
      Other Securities..................................                5,122,536        0.1%
                                                                   --------------      -----
UTILITIES -- (3.5%)
      Other Securities..................................              141,140,408        3.5%
                                                                   --------------      -----
TOTAL COMMON STOCKS
   (Cost $1,873,856,742)................................            3,999,772,070       99.7%
                                                                   --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money
        Market Fund, 1.752%............................. 9,930,805      9,930,805        0.3%
                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (2.0%)
@(S)  The DFA Short Term Investment Fund................ 7,084,066     81,969,726        2.0%
                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
   (Cost $1,965,745,942)................................           $4,091,672,601      102.0%
                                                                   ==============      =====

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   -------------------------------------------------
                                                      LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                                   -------------- ----------- ------- --------------
Common Stocks
   Communication Services......................... $  404,442,229          --   --    $  404,442,229
   Consumer Discretionary.........................    426,885,577 $       357   --       426,885,934
   Consumer Staples...............................    281,168,080          --   --       281,168,080
   Energy.........................................    165,841,641          --   --       165,841,641
   Financials.....................................    564,680,248       2,693   --       564,682,941
   Health Care....................................    555,168,293          --   --       555,168,293
   Industrials....................................    423,444,377          --   --       423,444,377
   Information Technology.........................    916,699,660          --   --       916,699,660
   Materials......................................    115,175,971          --   --       115,175,971
   Real Estate....................................      5,122,536          --   --         5,122,536
   Utilities......................................    141,140,408          --   --       141,140,408
Temporary Cash Investments........................      9,930,805          --   --         9,930,805
Securities Lending Collateral.....................             --  81,969,726   --        81,969,726
                                                   -------------- -----------   --    --------------
TOTAL............................................. $4,009,699,825 $81,972,776   --    $4,091,672,601
                                                   ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS++
                                                       --------- -------------- ---------------
COMMON STOCKS -- (92.2%)
COMMUNICATION SERVICES -- (2.8%)
    News Corp., Class A............................... 1,142,424 $   15,662,633       0.3%
    Other Securities..................................              126,117,102       2.7%
                                                                 --------------      ----
TOTAL COMMUNICATION SERVICES..........................              141,779,735       3.0%
                                                                 --------------      ----
CONSUMER DISCRETIONARY -- (12.6%)
    Aaron's, Inc......................................   241,866     18,123,019       0.4%
    Kohl's Corp.......................................   287,863     14,755,857       0.3%
#   Macy's, Inc....................................... 1,015,079     15,388,598       0.3%
#   Marriott Vacations Worldwide Corp.................   166,493     18,302,575       0.4%
    PulteGroup, Inc...................................   692,549     27,175,623       0.6%
    Toll Brothers, Inc................................   777,321     30,914,056       0.7%
    Other Securities..................................              519,080,972      10.9%
                                                                 --------------      ----
TOTAL CONSUMER DISCRETIONARY..........................              643,740,700      13.6%
                                                                 --------------      ----
CONSUMER STAPLES -- (3.8%)
    Bunge, Ltd........................................   304,067     16,419,618       0.3%
*   Post Holdings, Inc................................   247,824     25,501,090       0.5%
    Other Securities..................................              152,333,623       3.3%
                                                                 --------------      ----
TOTAL CONSUMER STAPLES................................              194,254,331       4.1%
                                                                 --------------      ----
ENERGY -- (5.5%)
    HollyFrontier Corp................................   486,689     26,738,694       0.6%
    Other Securities..................................              255,003,958       5.3%
                                                                 --------------      ----
TOTAL ENERGY..........................................              281,742,652       5.9%
                                                                 --------------      ----
FINANCIALS -- (27.4%)
    American Financial Group, Inc.....................   164,446     17,108,962       0.4%
    Assurant, Inc.....................................   119,360     15,047,715       0.3%
    Assured Guaranty, Ltd.............................   491,931     23,081,403       0.5%
*   Athene Holding, Ltd., Class A.....................   345,170     14,963,120       0.3%
#   CNO Financial Group, Inc.......................... 1,201,584     18,804,790       0.4%
    First American Financial Corp.....................   291,331     17,998,429       0.4%
    Kemper Corp.......................................   215,521     15,491,649       0.3%
#   New York Community Bancorp, Inc................... 1,634,591     19,042,985       0.4%
    Old Republic International Corp...................   806,796     18,023,823       0.4%
    PacWest Bancorp...................................   412,876     15,272,283       0.3%
#   People's United Financial, Inc.................... 1,564,607     25,299,695       0.5%
    Popular, Inc......................................   353,844     19,270,344       0.4%
#   Prosperity Bancshares, Inc........................   248,525     17,153,196       0.4%
    Reinsurance Group of America, Inc.................   170,010     27,621,525       0.6%
    RenaissanceRe Holdings, Ltd.......................    93,361     17,475,312       0.4%
#   Santander Consumer USA Holdings, Inc..............   643,133     16,129,776       0.3%
    TCF Financial Corp................................   449,286     17,787,233       0.4%
    Unum Group........................................   656,140     18,070,096       0.4%
    Voya Financial, Inc...............................   376,240     20,301,910       0.4%
#   Zions Bancorp NA..................................   374,079     18,131,609       0.4%
    Other Securities..................................            1,035,476,118      21.8%
                                                                 --------------      ----
TOTAL FINANCIALS......................................            1,407,551,973      29.7%
                                                                 --------------      ----

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS++
                                                       --------- -------------- ---------------
HEALTH CARE -- (4.1%)
    Perrigo Co. P.L.C.................................   444,809 $   23,583,773       0.5%
    Other Securities..................................              186,656,246       3.9%
                                                                 --------------      ----
TOTAL HEALTH CARE.....................................              210,240,019       4.4%
                                                                 --------------      ----
INDUSTRIALS -- (19.6%)
*   AECOM.............................................   544,116     21,770,081       0.5%
    AGCO Corp.........................................   273,209     20,952,398       0.4%
    Air Lease Corp....................................   382,287     16,812,982       0.4%
    AMERCO............................................    44,690     18,101,238       0.4%
#   GATX Corp.........................................   197,842     15,738,331       0.3%
*   Genesee & Wyoming, Inc., Class A..................   209,615     23,273,553       0.5%
*   JetBlue Airways Corp.............................. 1,038,540     20,043,822       0.4%
#   Knight-Swift Transportation Holdings, Inc.........   477,762     17,419,203       0.4%
    Owens Corning.....................................   335,482     20,558,337       0.4%
    Quanta Services, Inc..............................   632,156     26,582,160       0.6%
    Other Securities..................................              805,387,172      16.9%
                                                                 --------------      ----
TOTAL INDUSTRIALS.....................................            1,006,639,277      21.2%
                                                                 --------------      ----
INFORMATION TECHNOLOGY -- (10.2%)
*   Arrow Electronics, Inc............................   378,565     30,012,633       0.6%
    Avnet, Inc........................................   398,050     15,746,858       0.3%
*   CACI International, Inc., Class A.................   113,624     25,423,370       0.5%
    Jabil, Inc........................................   540,808     19,912,551       0.4%
    MKS Instruments, Inc..............................   172,747     18,694,680       0.4%
    SYNNEX Corp.......................................   210,135     24,741,295       0.5%
*   Tech Data Corp....................................   202,316     24,581,394       0.5%
*   Xerox Holdings Corp...............................   475,398     16,130,254       0.4%
    Other Securities..................................              349,901,184       7.5%
                                                                 --------------      ----
TOTAL INFORMATION TECHNOLOGY..........................              525,144,219      11.1%
                                                                 --------------      ----
MATERIALS -- (5.8%)
    Reliance Steel & Aluminum Co......................   288,850     33,518,154       0.7%
    Other Securities..................................              266,228,413       5.6%
                                                                 --------------      ----
TOTAL MATERIALS.......................................              299,746,567       6.3%
                                                                 --------------      ----
REAL ESTATE -- (0.2%)
    Other Securities..................................                9,327,937       0.2%
                                                                 --------------      ----
UTILITIES -- (0.2%)
    Other Securities..................................               12,462,499       0.3%
                                                                 --------------      ----
TOTAL COMMON STOCKS...................................            4,732,629,909      99.8%
                                                                 --------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security....................................                  444,383       0.0%
                                                                 --------------      ----
TOTAL INVESTMENT SECURITIES
  (Cost $3,116,649,599).........................................  4,733,074,292
                                                                 --------------

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                           SHARES       VALUE+     OF NET ASSETS++
                                                         ---------- -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   State Street Institutional U.S. Government
     Money Market Fund, 1.752%.......................     9,251,398 $    9,251,398        0.2%
                                                                    --------------      -----
SECURITIES LENDING COLLATERAL -- (7.6%)
@(S)  The DFA Short Term Investment Fund................ 33,595,765    388,736,602        8.2%
                                                                    --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,514,594,702)...............................              $5,131,062,292      108.2%
                                                                    ==============      =====

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   --------------------------------------------------
                                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                   -------------- ------------ ------- --------------
Common Stocks
   Communication Services......................... $  141,779,735           --   --    $  141,779,735
   Consumer Discretionary.........................    643,730,366 $     10,334   --       643,740,700
   Consumer Staples...............................    194,254,331           --   --       194,254,331
   Energy.........................................    281,742,652           --   --       281,742,652
   Financials.....................................  1,407,439,814      112,159   --     1,407,551,973
   Health Care....................................    210,240,019           --   --       210,240,019
   Industrials....................................  1,006,639,277           --   --     1,006,639,277
   Information Technology.........................    525,139,280        4,939   --       525,144,219
   Materials......................................    299,746,567           --   --       299,746,567
   Real Estate....................................      9,327,937           --   --         9,327,937
   Utilities......................................     12,462,499           --   --        12,462,499
Preferred Stocks
   Communication Services.........................        444,383           --   --           444,383
Temporary Cash Investments........................      9,251,398           --   --         9,251,398
Securities Lending Collateral.....................             --  388,736,602   --       388,736,602
                                                   -------------- ------------   --    --------------
TOTAL............................................. $4,742,198,258 $388,864,034   --    $5,131,062,292
                                                   ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                   PERCENTAGE
                                           SHARES      VALUE+    OF NET ASSETS++
                                          --------- ------------ ---------------
COMMON STOCKS -- (90.6%)
COMMUNICATION SERVICES -- (3.1%)
#.. New York Times Co. (The), Class A....   213,321 $  6,591,619       0.2%
#   Nexstar Media Group, Inc., Class A...    73,168    7,118,515       0.2%
*   Zynga, Inc., Class A................. 1,611,163    9,940,876       0.3%
    Other Securities.....................             84,168,822       2.7%
                                                    ------------      ----
TOTAL COMMUNICATION SERVICES.............            107,819,832       3.4%
                                                    ------------      ----
CONSUMER DISCRETIONARY -- (12.4%)
    Aaron's, Inc.........................   116,009    8,692,554       0.3%
    Churchill Downs, Inc.................    64,854    8,430,371       0.3%
*   Crocs, Inc...........................   238,173    8,333,673       0.3%
*   Helen of Troy, Ltd...................    49,830    7,462,541       0.2%
#   Lithia Motors, Inc., Class A.........    51,735    8,147,228       0.3%
*   Murphy USA, Inc......................    58,705    6,923,081       0.2%
    Steven Madden, Ltd...................   165,451    6,813,272       0.2%
*   TopBuild Corp........................    64,007    6,652,248       0.2%
    Wendy's Co. (The)....................   362,549    7,678,788       0.3%
    Other Securities.....................            357,122,944      11.4%
                                                    ------------      ----
TOTAL CONSUMER DISCRETIONARY.............            426,256,700      13.7%
                                                    ------------      ----
CONSUMER STAPLES -- (3.6%)
    Sanderson Farms, Inc.................    46,425    7,187,054       0.2%
    Other Securities.....................            116,171,775       3.7%
                                                    ------------      ----
TOTAL CONSUMER STAPLES...................            123,358,829       3.9%
                                                    ------------      ----
ENERGY -- (3.2%)
    PBF Energy, Inc., Class A............   218,320    7,047,370       0.2%
    Other Securities.....................            102,679,573       3.3%
                                                    ------------      ----
TOTAL ENERGY.............................            109,726,943       3.5%
                                                    ------------      ----
FINANCIALS -- (19.4%)
    Cathay General Bancorp...............   206,467    7,344,031       0.2%
    Community Bank System, Inc...........    93,818    6,358,984       0.2%
    FirstCash, Inc.......................    83,455    7,042,767       0.2%
    Hanover Insurance Group, Inc. (The)..    50,699    6,677,565       0.2%
    Primerica, Inc.......................    56,551    7,135,605       0.2%
    Radian Group, Inc....................   324,032    8,133,203       0.3%
#   RLI Corp.............................    70,858    6,895,901       0.2%
    Selective Insurance Group, Inc.......    96,545    6,673,190       0.2%
    TCF Financial Corp...................   274,694   10,875,135       0.4%
#   United Bankshares, Inc...............   162,418    6,422,008       0.2%
    Washington Federal, Inc..............   193,136    7,041,739       0.2%
    Other Securities.....................            583,852,549      18.8%
                                                    ------------      ----
TOTAL FINANCIALS.........................            664,452,677      21.3%
                                                    ------------      ----
HEALTH CARE -- (8.7%)
*   Amedisys, Inc........................    68,500    8,803,620       0.3%
*   LHC Group, Inc.......................    68,923    7,648,385       0.3%
*   Omnicell, Inc........................    93,919    6,610,958       0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                              SHARES      VALUE+     OF NET ASSETS++
                                              ------- -------------- ---------------
HEALTH CARE -- (Continued)
    Other Securities.........................         $  275,288,170       8.8%
                                                      --------------      ----
TOTAL HEALTH CARE............................            298,351,133       9.6%
                                                      --------------      ----
INDUSTRIALS -- (18.7%)
*   ASGN, Inc................................ 101,799      6,473,398       0.2%
    EMCOR Group, Inc.........................  88,383      7,752,073       0.3%
*   FTI Consulting, Inc......................  76,280      8,304,604       0.3%
*   Generac Holdings, Inc....................  75,685      7,309,657       0.2%
    John Bean Technologies Corp..............  62,171      6,389,314       0.2%
*   Kirby Corp...............................  79,565      6,298,365       0.2%
#*  MasTec, Inc.............................. 126,820      7,982,051       0.3%
    Regal Beloit Corp........................  84,944      6,290,103       0.2%
    Simpson Manufacturing Co., Inc...........  87,482      7,229,512       0.2%
    Tetra Tech, Inc.......................... 107,483      9,401,538       0.3%
    Other Securities.........................            567,478,120      18.2%
                                                      --------------      ----
TOTAL INDUSTRIALS............................            640,908,735      20.6%
                                                      --------------      ----
INFORMATION TECHNOLOGY -- (13.1%)
    Cabot Microelectronics Corp..............  44,906      6,786,195       0.2%
*   CACI International, Inc., Class A........  47,362     10,597,248       0.3%
*   Cirrus Logic, Inc........................ 125,945      8,559,222       0.3%
*   Cree, Inc................................ 145,997      6,968,437       0.2%
*   Fair Isaac Corp..........................  26,280      7,990,171       0.3%
*   Manhattan Associates, Inc................ 114,370      8,572,032       0.3%
    Science Applications International Corp..  82,169      6,788,803       0.2%
    SYNNEX Corp..............................  73,232      8,622,336       0.3%
*   Tech Data Corp...........................  67,381      8,186,792       0.3%
    Other Securities.........................            375,518,854      12.0%
                                                      --------------      ----
TOTAL INFORMATION TECHNOLOGY.................            448,590,090      14.4%
                                                      --------------      ----
MATERIALS -- (4.6%)
    Other Securities.........................            158,129,988       5.1%
                                                      --------------      ----
REAL ESTATE -- (0.3%)
    Other Securities.........................             11,967,004       0.4%
                                                      --------------      ----
UTILITIES -- (3.5%)
    New Jersey Resources Corp................ 145,601      6,348,204       0.2%
    PNM Resources, Inc....................... 135,652      7,074,252       0.2%
    Other Securities.........................            106,974,631       3.5%
                                                      --------------      ----
TOTAL UTILITIES..............................            120,397,087       3.9%
                                                      --------------      ----
TOTAL COMMON STOCKS..........................          3,109,959,018      99.8%
                                                      --------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security...........................                291,045       0.0%
                                                      --------------      ----

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                     ---------- -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
      Other Security................................................            $          310        0.0%
                                                                                --------------      -----
TOTAL INVESTMENT SECURITIES
  (Cost $1,853,747,822).............................................             3,110,250,373
                                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government Money Market Fund,
      1.752%........................................................ 11,826,886     11,826,886        0.4%
                                                                                --------------      -----
SECURITIES LENDING COLLATERAL -- (9.1%)
@(S). The DFA Short Term Investment Fund............................ 26,960,645    311,961,619       10.0%
                                                                                --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,177,500,362).............................................            $3,434,038,878      110.2%
                                                                                ==============      =====

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   --------------------------------------------------
                                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                   -------------- ------------ ------- --------------
Common Stocks
   Communication Services......................... $  107,819,832           --   --    $  107,819,832
   Consumer Discretionary.........................    426,250,584 $      6,116   --       426,256,700
   Consumer Staples...............................    123,358,829           --   --       123,358,829
   Energy.........................................    109,726,943           --   --       109,726,943
   Financials.....................................    664,373,343       79,334   --       664,452,677
   Health Care....................................    298,351,133           --   --       298,351,133
   Industrials....................................    640,908,735           --   --       640,908,735
   Information Technology.........................    448,583,288        6,802   --       448,590,090
   Materials......................................    158,129,988           --   --       158,129,988
   Real Estate....................................     11,967,004           --   --        11,967,004
   Utilities......................................    120,397,087           --   --       120,397,087
Preferred Stocks
   Communication Services.........................        291,045           --   --           291,045
Rights/Warrants
   Consumer Discretionary.........................             --          310   --               310
Temporary Cash Investments........................     11,826,886           --   --        11,826,886
Securities Lending Collateral.....................             --  311,961,619   --       311,961,619
                                                   -------------- ------------   --    --------------
TOTAL............................................. $3,121,984,697 $312,054,181   --    $3,434,038,878
                                                   ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS++
                                                       --------- -------------- ---------------
COMMON STOCKS -- (96.2%)
COMMUNICATION SERVICES -- (7.2%)
*   Alphabet, Inc., Class A...........................    34,928 $   43,967,366       0.4%
*   Alphabet, Inc., Class C...........................    36,723     46,275,020       0.5%
    AT&T, Inc......................................... 2,668,735    102,719,610       1.0%
*   Charter Communications, Inc., Class A.............    65,861     30,813,727       0.3%
    Comcast Corp., Class A............................ 1,682,811     75,423,589       0.8%
*   Facebook, Inc., Class A...........................   392,789     75,278,012       0.8%
    Verizon Communications, Inc....................... 1,350,787     81,682,090       0.8%
    Walt Disney Co. (The).............................   279,758     36,346,159       0.4%
    Other Securities..................................              259,430,262       2.4%
                                                                 --------------      ----
TOTAL COMMUNICATION SERVICES..........................              751,935,835       7.4%
                                                                 --------------      ----
CONSUMER DISCRETIONARY -- (11.8%)
*   Amazon.com, Inc...................................   114,632    203,662,089       2.0%
    Dollar General Corp...............................   156,481     25,090,164       0.3%
    Home Depot, Inc. (The)............................   134,690     31,595,580       0.3%
    Lowe's Cos., Inc..................................   216,161     24,125,729       0.2%
    Other Securities..................................              955,946,368       9.5%
                                                                 --------------      ----
TOTAL CONSUMER DISCRETIONARY..........................            1,240,419,930      12.3%
                                                                 --------------      ----
CONSUMER STAPLES -- (5.6%)
    Coca-Cola Co. (The)...............................   760,646     41,401,962       0.4%
    Costco Wholesale Corp.............................    86,073     25,573,149       0.3%
    PepsiCo, Inc......................................   337,953     46,357,013       0.5%
    Procter & Gamble Co. (The)........................   458,732     57,116,721       0.6%
    Walmart, Inc......................................   373,710     43,821,235       0.4%
    Other Securities..................................              375,910,490       3.6%
                                                                 --------------      ----
TOTAL CONSUMER STAPLES................................              590,180,570       5.8%
                                                                 --------------      ----
ENERGY -- (4.3%)
    Chevron Corp......................................   543,129     63,079,002       0.6%
    Exxon Mobil Corp.................................. 1,161,906     78,509,988       0.8%
    Other Securities..................................              310,873,856       3.1%
                                                                 --------------      ----
TOTAL ENERGY..........................................              452,462,846       4.5%
                                                                 --------------      ----
FINANCIALS -- (16.2%)
    American Express Co...............................   272,571     31,967,127       0.3%
    Bank of America Corp.............................. 1,845,418     57,706,221       0.6%
*   Berkshire Hathaway, Inc., Class B.................   371,483     78,969,856       0.8%
    Citigroup, Inc....................................   485,466     34,885,587       0.4%
    JPMorgan Chase & Co...............................   944,852    118,030,912       1.2%
    Wells Fargo & Co.................................. 1,245,689     64,314,923       0.7%
    Other Securities..................................            1,308,842,753      12.8%
                                                                 --------------      ----
TOTAL FINANCIALS                                                  1,694,717,379      16.8%
                                                                 --------------      ----
HEALTH CARE -- (11.3%)
    Amgen, Inc........................................   149,649     31,912,649       0.3%
*   Cigna Corp........................................   131,831     23,526,560       0.2%
    CVS Health Corp...................................   437,696     29,058,637       0.3%
    Johnson & Johnson.................................   811,788    107,188,488       1.1%
    Medtronic P.L.C...................................   226,678     24,685,234       0.3%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                        SHARES       VALUE+      OF NET ASSETS++
-                                                      --------- --------------- ---------------
HEALTH CARE -- (Continued)
    Merck & Co., Inc..................................   615,510 $    53,340,097       0.5%
    Pfizer, Inc....................................... 1,591,302      61,058,258       0.6%
    UnitedHealth Group, Inc...........................   228,707      57,794,259       0.6%
    Other Securities..................................               800,008,800       7.9%
                                                                 ---------------      ----
TOTAL HEALTH CARE.....................................             1,188,572,982      11.8%
                                                                 ---------------      ----
INDUSTRIALS -- (13.6%)
    Boeing Co. (The)..................................    78,395      26,647,244       0.3%
    Caterpillar, Inc..................................   169,510      23,358,478       0.2%
    Union Pacific Corp................................   237,535      39,302,541       0.4%
    United Technologies Corp..........................   241,232      34,636,091       0.4%
    Other Securities..................................             1,306,199,848      12.8%
                                                                 ---------------      ----
TOTAL INDUSTRIALS.....................................             1,430,144,202      14.1%
                                                                 ---------------      ----
INFORMATION TECHNOLOGY -- (19.7%)
    Accenture P.L.C., Class A.........................   125,093      23,194,744       0.2%
    Apple, Inc........................................ 1,520,163     378,155,748       3.7%
    Cisco Systems, Inc................................ 1,202,069      57,110,298       0.6%
    Global Payments, Inc..............................   161,344      27,296,178       0.3%
    Intel Corp........................................ 1,852,635     104,729,457       1.0%
    International Business Machines Corp..............   222,246      29,720,958       0.3%
    Mastercard, Inc., Class A.........................   212,488      58,818,803       0.6%
*   Micron Technology, Inc............................   631,762      30,040,283       0.3%
    Microsoft Corp.................................... 1,706,556     244,668,934       2.4%
    Oracle Corp.......................................   577,558      31,471,135       0.3%
    QUALCOMM, Inc.....................................   407,518      32,780,748       0.3%
    Visa, Inc., Class A...............................   350,018      62,604,219       0.6%
    Other Securities..................................               987,945,288       9.8%
                                                                 ---------------      ----
TOTAL INFORMATION TECHNOLOGY..........................             2,068,536,793      20.4%
                                                                 ---------------      ----
MATERIALS -- (4.0%)
    Other Securities..................................               418,599,923       4.1%
                                                                 ---------------      ----
REAL ESTATE -- (0.3%)
    Other Securities..................................                33,175,123       0.3%
                                                                 ---------------      ----
UTILITIES -- (2.2%)
    Other Securities..................................               223,792,961       2.2%
                                                                 ---------------      ----
TOTAL COMMON STOCKS...................................            10,092,538,544      99.7%
                                                                 ---------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security....................................                   248,251       0.0%
                                                                 ---------------      ----
INDUSTRIALS -- (0.0%)
    Other Security....................................                       935       0.0%
                                                                 ---------------      ----
TOTAL PREFERRED STOCKS................................                   249,186       0.0%
                                                                 ---------------      ----
TOTAL INVESTMENT SECURITIES
    (Cost $5,830,317,614).............................            10,092,787,730
                                                                 ---------------

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES       VALUE+      OF NET ASSETS++
                                                         ---------- --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money
        Market Fund, 1.752%............................. 26,461,490 $    26,461,490        0.3%
                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (3.6%)
@(S)  The DFA Short Term Investment Fund................ 32,327,432     374,060,715        3.7%
                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $6,230,794,470).................................            $10,493,309,935      103.7%
                                                                    ===============      =====

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ----------------------------------------------------
                                                       LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                   --------------- ------------ ------- ---------------
Common Stocks
   Communication Services......................... $   751,935,835           --   --    $   751,935,835
   Consumer Discretionary.........................   1,240,416,276 $      3,654   --      1,240,419,930
   Consumer Staples...............................     590,180,570           --   --        590,180,570
   Energy.........................................     452,462,846           --   --        452,462,846
   Financials.....................................   1,694,687,183       30,196   --      1,694,717,379
   Health Care....................................   1,188,572,982           --   --      1,188,572,982
   Industrials....................................   1,430,144,202           --   --      1,430,144,202
   Information Technology.........................   2,068,536,793           --   --      2,068,536,793
   Materials......................................     418,599,923           --   --        418,599,923
   Real Estate....................................      33,175,123           --   --         33,175,123
   Utilities......................................     223,792,961           --   --        223,792,961
Preferred Stocks
   Communication Services.........................         248,251           --   --            248,251
   Industrials....................................             935           --   --                935
Temporary Cash Investments........................      26,461,490           --   --         26,461,490
Securities Lending Collateral.....................              --  374,060,715   --        374,060,715
                                                   --------------- ------------   --    ---------------
TOTAL............................................. $10,119,215,370 $374,094,565   --    $10,493,309,935
                                                   =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                   PERCENTAGE
                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                       --------- ------------------------------- ---------------
COMMON STOCKS -- (98.7%)
AUSTRALIA -- (6.5%)
    Australia & New Zealand Banking Group, Ltd........ 2,703,034          $ 49,673,944                 1.3%
    National Australia Bank, Ltd...................... 1,623,719            31,872,197                 0.8%
    Woodside Petroleum, Ltd........................... 1,003,276            22,236,070                 0.6%
    Other Securities..................................                     142,509,229                 3.7%
                                                                          ------------                ----
TOTAL AUSTRALIA.......................................                     246,291,440                 6.4%
                                                                          ------------                ----
AUSTRIA -- (0.1%)
    Other Securities..................................                       4,144,813                 0.1%
                                                                          ------------                ----
BELGIUM -- (1.2%)
    Other Securities..................................                      43,645,642                 1.1%
                                                                          ------------                ----
CANADA -- (8.5%)
    Bank of Montreal, (2073174).......................   423,189            31,311,754                 0.8%
    Bank of Nova Scotia (The).........................   359,469            20,608,358                 0.5%
    Canadian Natural Resources, Ltd................... 1,045,750            26,373,815                 0.7%
    Magna International, Inc..........................   429,343            23,085,773                 0.6%
    Suncor Energy, Inc., (B3NB0P5)....................   613,987            18,229,274                 0.5%
    Suncor Energy, Inc., (B3NB1P2)....................   798,401            23,738,052                 0.6%
    Other Securities..................................                     175,137,696                 4.6%
                                                                          ------------                ----
TOTAL CANADA..........................................                     318,484,722                 8.3%
                                                                          ------------                ----
DENMARK -- (1.8%)
    Vestas Wind Systems A.S...........................   222,153            18,098,315                 0.5%
    Other Securities..................................                      48,889,727                 1.3%
                                                                          ------------                ----
TOTAL DENMARK.........................................                      66,988,042                 1.8%
                                                                          ------------                ----
FINLAND -- (1.0%)
    Other Securities..................................                      35,849,785                 0.9%
                                                                          ------------                ----
FRANCE -- (10.2%)
    BNP Paribas SA....................................   555,589            29,034,826                 0.8%
    Cie de Saint-Gobain...............................   623,319            25,386,497                 0.7%
    Cie Generale des Etablissements Michelin SCA......   209,836            25,549,042                 0.7%
    Orange SA......................................... 1,734,362            27,913,673                 0.7%
    Peugeot SA........................................   931,406            23,588,893                 0.6%
    Societe Generale SA...............................   629,447            17,900,782                 0.5%
    Total SA.......................................... 2,033,537           107,509,426                 2.8%
    Other Securities..................................                     127,527,802                 3.3%
                                                                          ------------                ----
TOTAL FRANCE..........................................                     384,410,941                10.1%
                                                                          ------------                ----
GERMANY -- (6.6%)
    Bayer AG..........................................   582,115            45,158,250                 1.2%
    Bayerische Motoren Werke AG.......................   357,806            27,398,883                 0.7%
    Daimler AG........................................   929,573            54,215,244                 1.4%
    Muenchener Rueckversicherungs-Gesellschaft AG in
    Muenchen..........................................    69,429            19,290,125                 0.5%
    Volkswagen AG.....................................    37,078             7,009,230                 0.2%
    Other Securities..................................                      95,644,583                 2.5%
                                                                          ------------                ----
TOTAL GERMANY.........................................                     248,716,315                 6.5%
                                                                          ------------                ----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                    PERCENTAGE
                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                       ---------- ------------------------------- ---------------
HONG KONG -- (2.9%)
    CK Hutchison Holdings, Ltd........................  2,105,348          $ 19,438,839                 0.5%
    Sun Hung Kai Properties, Ltd......................  1,302,434            19,736,182                 0.5%
    Other Securities..................................                       71,864,234                 1.9%
                                                                           ------------                ----
TOTAL HONG KONG.......................................                      111,039,255                 2.9%
                                                                           ------------                ----
IRELAND -- (0.3%)
    Other Securities..................................                       12,009,449                 0.3%
                                                                           ------------                ----
ISRAEL -- (0.5%)
    Other Securities..................................                       17,677,505                 0.5%
                                                                           ------------                ----
ITALY -- (2.2%)
    Intesa Sanpaolo SpA...............................  8,059,011            20,194,464                 0.5%
    Other Securities..................................                       64,486,206                 1.7%
                                                                           ------------                ----
TOTAL ITALY...........................................                       84,680,670                 2.2%
                                                                           ------------                ----
JAPAN -- (22.8%)
    Hitachi, Ltd......................................    630,200            23,520,602                 0.6%
    Honda Motor Co., Ltd..............................  1,365,688            36,947,292                 1.0%
    Mitsubishi UFJ Financial Group, Inc...............  3,959,034            20,524,774                 0.5%
    Sumitomo Mitsui Financial Group, Inc..............    752,127            26,702,891                 0.7%
    Toyota Motor Corp.................................  1,319,788            91,568,056                 2.4%
    Toyota Motor Corp., Sponsored ADR.................      1,343               186,073                 0.0%
    Other Securities..................................                      658,086,252                17.2%
                                                                           ------------                ----
TOTAL JAPAN...........................................                      857,535,940                22.4%
                                                                           ------------                ----
NETHERLANDS -- (3.5%)
    ING Groep NV......................................  1,741,138            19,715,752                 0.5%
    Koninklijke Ahold Delhaize NV. ...................  1,350,935            33,665,370                 0.9%
    Koninklijke DSM NV................................    206,253            24,479,744                 0.6%
    Other Securities..................................                       53,864,778                 1.5%
                                                                           ------------                ----
TOTAL NETHERLANDS.....................................                      131,725,644                 3.5%
                                                                           ------------                ----
NEW ZEALAND -- (0.2%)
    Other Securities..................................                        8,490,448                 0.2%
                                                                           ------------                ----
NORWAY -- (0.7%)
    Other Securities..................................                       26,920,138                 0.7%
                                                                           ------------                ----
PORTUGAL -- (0.1%)
    Other Securities..................................                        2,158,155                 0.1%
                                                                           ------------                ----
SINGAPORE -- (1.1%)
    Other Securities..................................                       42,473,086                 1.1%
                                                                           ------------                ----
SPAIN -- (2.0%)
    Banco Santander SA................................ 15,604,192            62,655,472                 1.6%
    Banco Santander SA, Sponsored ADR.................      2,080                 8,237                 0.0%
    Other Securities..................................                       11,394,081                 0.3%
                                                                           ------------                ----
TOTAL SPAIN...........................................                       74,057,790                 1.9%
                                                                           ------------                ----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                         ---------- ------------------------------- ---------------
SWEDEN -- (2.3%)
      Other Securities..................................                    $   86,062,859                2.3%
                                                                            --------------               ----
SWITZERLAND -- (9.7%)
      Cie Financiere Richemont SA. .....................    400,427             31,466,014                0.8%
      Lonza Group AG....................................     56,702             20,437,239                0.5%
      Novartis AG.......................................    660,996             57,754,656                1.5%
      Novartis AG, Sponsored ADR........................    294,324             25,735,691                0.7%
      UBS Group AG......................................  1,788,324             21,165,100                0.6%
      Zurich Insurance Group AG.........................    134,082             52,519,925                1.4%
      Other Securities..................................                       156,775,588                4.1%
                                                                            --------------               ----
TOTAL SWITZERLAND.......................................                       365,854,213                9.6%
                                                                            --------------               ----
UNITED KINGDOM -- (14.5%)
      Anglo American P.L.C..............................  1,030,993             26,534,761                0.7%
      Aviva P.L.C.......................................  4,995,385             26,925,352                0.7%
      BP P.L.C., Sponsored ADR..........................  1,361,589             51,617,849                1.3%
      British American Tobacco P.L.C....................  1,156,042             40,433,566                1.1%
      British American Tobacco P.L.C., Sponsored ADR....     90,672              3,169,893                0.1%
      Glencore P.L.C....................................  9,178,897             27,705,384                0.7%
      HSBC Holdings P.L.C...............................  1,086,831              8,211,126                0.2%
      HSBC Holdings P.L.C., Sponsored ADR...............  1,269,198             47,962,992                1.3%
      Lloyds Banking Group P.L.C........................ 60,864,404             44,772,225                1.2%
      Lloyds Banking Group P.L.C., ADR..................    386,353              1,120,424                0.0%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class A..  1,024,535             59,392,279                1.6%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class B..    983,769             57,343,895                1.5%
      Vodafone Group P.L.C.............................. 20,021,313             40,857,880                1.1%
      Vodafone Group P.L.C., Sponsored ADR..............    490,086             10,007,549                0.3%
      Other Securities..................................                        99,437,164                2.5%
                                                                            --------------               ----
TOTAL UNITED KINGDOM....................................                       545,492,339               14.3%
                                                                            --------------               ----
TOTAL COMMON STOCKS.....................................                     3,714,709,191               97.2%
                                                                            --------------               ----
PREFERRED STOCKS -- (1.3%)
GERMANY -- (1.3%)
      Volkswagen AG.....................................    206,167             39,193,423                1.0%
      Other Securities..................................                        10,576,899                0.3%
                                                                            --------------               ----
TOTAL GERMANY...........................................                        49,770,322                1.3%
                                                                            --------------               ----
TOTAL INVESTMENT SECURITIES
  (Cost $3,576,171,668)...............................                       3,764,479,513
                                                                            --------------
                                                                                VALUE+
                                                                                -----
SECURITIES LENDING COLLATERAL -- (0.0%)
@(S)  The DFA Short Term Investment Fund................        267                  3,089                0.0%
                                                                            --------------               ----
TOTAL INVESTMENTS--(100.0%).............................
  (Cost $3,576,174,757)...............................                      $3,764,482,602               98.5%
                                                                            ==============               ====

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

As of October 31, 2019, Tax-Managed DFA International Value Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    180     12/20/19  $27,067,863 $27,322,200    $254,337
                                                                        ----------- -----------    --------
TOTAL FUTURES CONTRACTS...........................                      $27,067,863 $27,322,200    $254,337
                                                                        =========== ===========    ========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   --------------------------------------------------
                                                     LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                   ------------ -------------- ------- --------------
Common Stocks
   Australia...................................... $    212,457 $  246,078,983   --    $  246,291,440
   Austria........................................           --      4,144,813   --         4,144,813
   Belgium........................................           --     43,645,642   --        43,645,642
   Canada.........................................  318,484,722             --   --       318,484,722
   Denmark........................................           --     66,988,042   --        66,988,042
   Finland........................................           --     35,849,785   --        35,849,785
   France.........................................       20,050    384,390,891   --       384,410,941
   Germany........................................    5,215,171    243,501,144   --       248,716,315
   Hong Kong......................................           --    111,039,255   --       111,039,255
   Ireland........................................    4,454,643      7,554,806   --        12,009,449
   Israel.........................................           --     17,677,505   --        17,677,505
   Italy..........................................    4,370,827     80,309,843   --        84,680,670
   Japan..........................................    7,948,434    849,587,506   --       857,535,940
   Netherlands....................................    5,190,564    126,535,080   --       131,725,644
   New Zealand....................................           --      8,490,448   --         8,490,448
   Norway.........................................    1,029,397     25,890,741   --        26,920,138
   Portugal.......................................           --      2,158,155   --         2,158,155
   Singapore......................................           --     42,473,086   --        42,473,086
   Spain..........................................      232,944     73,824,846   --        74,057,790
   Sweden.........................................           --     86,062,859   --        86,062,859
   Switzerland....................................   34,140,767    331,713,446   --       365,854,213
   United Kingdom.................................  252,188,093    293,304,246   --       545,492,339
Preferred Stocks
   Germany........................................           --     49,770,322   --        49,770,322
Securities Lending Collateral.....................           --          3,089   --             3,089
Futures Contracts**...............................      254,337             --   --           254,337
                                                   ------------ --------------   --    --------------
TOTAL............................................. $633,742,406 $3,130,994,533   --    $3,764,736,939
                                                   ============ ==============   ==    ==============

/**/ Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                          PERCENTAGE
                                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                             ---------- ------------------------------- ---------------
COMMON STOCKS -- (98.9%)
AUSTRALIA -- (4.5%)
    BHP Group, Ltd..........................................    414,517          $ 10,160,828                 0.3%
    Macquarie Group, Ltd....................................     72,288             6,674,907                 0.2%
    National Australia Bank, Ltd............................    304,809             5,983,137                 0.2%
    Other Securities........................................                      154,463,358                 3.8%
                                                                                 ------------                 ---
TOTAL AUSTRALIA.............................................                      177,282,230                 4.5%
                                                                                 ------------                 ---
AUSTRIA -- (0.4%)...........................................
    Other Securities                                                               15,887,770                 0.4%
                                                                                 ------------                 ---
BELGIUM -- (0.9%)
    Anheuser-Busch InBev SA.................................     77,177             6,229,526                 0.2%
    Other Securities........................................                       27,753,082                 0.7%
                                                                                 ------------                 ---
TOTAL BELGIUM...............................................                       33,982,608                 0.9%
                                                                                 ------------                 ---
BRAZIL -- (1.9%)
*   Vale SA.................................................    563,853             6,636,044                 0.2%
    Other Securities........................................                       67,006,516                 1.7%
                                                                                 ------------                 ---
TOTAL BRAZIL................................................                       73,642,560                 1.9%
                                                                                 ------------                 ---
CANADA -- (6.6%)
    Canadian Natural Resources, Ltd.........................    241,723             6,096,254                 0.2%
    Royal Bank of Canada....................................    133,402            10,760,205                 0.3%
    Other Securities........................................                      242,977,896                 6.1%
                                                                                 ------------                 ---
TOTAL CANADA................................................                      259,834,355                 6.6%
                                                                                 ------------                 ---
CHILE -- (0.2%)
    Other Securities........................................                        9,862,475                 0.2%
                                                                                 ------------                 ---
CHINA -- (7.7%)
*   Alibaba Group Holding, Ltd., Sponsored ADR..............     45,038             7,956,863                 0.2%
    China Construction Bank Corp., Class H.................. 15,486,200            12,408,634                 0.3%
    China Mobile, Ltd.......................................    770,500             6,261,618                 0.2%
    Industrial & Commercial Bank of China, Ltd., Class H....  8,824,460             6,321,783                 0.2%
    Ping An Insurance Group Co. of China, Ltd., Class H.....    833,000             9,614,303                 0.3%
#   Tencent Holdings, Ltd...................................    475,000            19,267,384                 0.5%
    Other Securities........................................                      243,208,501                 6.0%
                                                                                 ------------                 ---
TOTAL CHINA.................................................                      305,039,086                 7.7%
                                                                                 ------------                 ---
COLOMBIA -- (0.1%)
    Other Securities........................................                        3,434,735                 0.1%
                                                                                 ------------                 ---
CZECH REPUBLIC -- (0.0%)
    Other Securities........................................                        1,521,678                 0.0%
                                                                                 ------------                 ---
DENMARK -- (1.3%)
    Novo Nordisk A.S., Class B..............................    132,667             7,295,185                 0.2%
    Other Securities........................................                       42,821,915                 1.1%
                                                                                 ------------                 ---
TOTAL DENMARK...............................................                       50,117,100                 1.3%
                                                                                 ------------                 ---

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                       SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                       ------- ------------------------------- ---------------
EGYPT -- (0.0%)
      Other Securities................................                  $    471,674                 0.0%
                                                                        ------------                 ---
FINLAND -- (1.3%)
      UPM-Kymmene Oyj................................. 210,965             6,871,013                 0.2%
      Other Securities................................                    42,668,311                 1.0%
                                                                        ------------                 ---
TOTAL FINLAND.........................................                    49,539,324                 1.2%
                                                                        ------------                 ---
FRANCE -- (6.0%)
      Airbus SE.......................................  50,205             7,202,321                 0.2%
      Cie Generale des Etablissements Michelin SCA....  50,834             6,189,405                 0.2%
      LVMH Moet Hennessy Louis Vuitton SE.............  24,347            10,397,523                 0.3%
      Orange SA....................................... 418,276             6,731,939                 0.2%
      Peugeot SA...................................... 246,391             6,240,126                 0.2%
      Total SA........................................ 319,880            16,911,478                 0.4%
      Vinci SA........................................  59,854             6,715,393                 0.2%
      Other Securities................................                   177,530,211                 4.3%
                                                                        ------------                 ---
TOTAL FRANCE..........................................                   237,918,396                 6.0%
                                                                        ------------                 ---
GERMANY -- (5.1%)
      BASF SE......................................... 133,724            10,165,592                 0.3%
      Daimler AG...................................... 200,918            11,718,088                 0.3%
      Deutsche Telekom AG............................. 519,957             9,148,934                 0.2%
      Other Securities................................                   168,474,987                 4.2%
                                                                        ------------                 ---
TOTAL GERMANY.........................................                   199,507,601                 5.0%
                                                                        ------------                 ---
GREECE -- (0.1%)
      Other Securities................................                     3,121,638                 0.1%
                                                                        ------------                 ---
HONG KONG -- (2.1%)
      AIA Group, Ltd.................................. 829,400             8,259,346                 0.2%
      Other Securities................................                    76,231,816                 1.9%
                                                                        ------------                 ---
TOTAL HONG KONG.......................................                    84,491,162                 2.1%
                                                                        ------------                 ---
HUNGARY -- (0.1%)
      Other Securities................................                     3,448,983                 0.1%
                                                                        ------------                 ---
INDIA -- (2.9%)
      Other Securities................................                   113,476,323                 2.9%
                                                                        ------------                 ---
INDONESIA -- (0.6%)
      Other Securities................................                    23,453,790                 0.6%
                                                                        ------------                 ---
IRELAND -- (0.5%)
      CRH P.L.C., Sponsored ADR....................... 178,395             6,511,417                 0.2%
      Other Securities................................                    14,156,129                 0.3%
                                                                        ------------                 ---
TOTAL IRELAND.........................................                    20,667,546                 0.5%
                                                                        ------------                 ---
ISRAEL -- (0.6%)
      Other Securities................................                    22,367,081                 0.6%
                                                                        ------------                 ---
ITALY -- (2.1%)
      Enel SpA........................................ 936,477             7,258,032                 0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                       PERCENTAGE
                                                           SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                           -------   ------------------------------- ---------------
ITALY -- (Continued)
        Other Securities..................................                    $ 77,219,270                 1.9%
                                                                              ------------                ----
TOTAL ITALY...............................................                      84,477,302                 2.1%
                                                                              ------------                ----
JAPAN -- (17.5%)
        Honda Motor Co., Ltd.............................. 249,900               6,760,789                 0.2%
        SoftBank Group Corp............................... 214,792               8,262,276                 0.2%
        Toyota Motor Corp................................. 272,473              18,904,417                 0.5%
        Other Securities..................................                     655,704,734                16.5%
                                                                              ------------                ----
TOTAL JAPAN...............................................                     689,632,216                17.4%
                                                                              ------------                ----
MALAYSIA -- (0.6%)
        Other Securities..................................                      24,314,499                 0.6%
                                                                              ------------                ----
MEXICO -- (0.7%)
        Other Securities..................................                      29,153,017                 0.7%
                                                                              ------------                ----
NETHERLANDS -- (2.2%)
        ASML Holding NV...................................  24,438               6,401,892                 0.2%
        Other Securities..................................                      79,582,652                 2.0%
                                                                              ------------                ----
TOTAL NETHERLANDS.........................................                      85,984,544                 2.2%
                                                                              ------------                ----
NEW ZEALAND -- (0.3%)
        Other Securities..................................                      12,833,015                 0.3%
                                                                              ------------                ----
NORWAY -- (0.6%)
        Other Securities..................................                      24,593,643                 0.6%
                                                                              ------------                ----
PERU -- (0.0%)
        Other Securities..................................                         732,378                 0.0%
                                                                              ------------                ----
PHILIPPINES -- (0.3%)
        Other Securities..................................                      11,949,072                 0.3%
                                                                              ------------                ----
POLAND -- (0.3%)
        Other Securities..................................                      11,433,573                 0.3%
                                                                              ------------                ----
PORTUGAL -- (0.2%)
        Other Securities..................................                       6,961,695                 0.2%
                                                                              ------------                ----
RUSSIA -- (0.4%)
        Other Securities..................................                      14,238,890                 0.4%
                                                                              ------------                ----
SINGAPORE -- (0.8%)
        Other Securities..................................                      29,832,371                 0.8%
                                                                              ------------                ----
SOUTH AFRICA -- (1.8%)
        Other Securities..................................                      70,679,833                 1.8%
                                                                              ------------                ----
SOUTH KOREA -- (3.5%)
        Samsung Electronics Co., Ltd...................... 475,156              20,536,169                 0.5%
        Samsung Electronics Co., Ltd. , GDR (4942818).....   9,769              10,442,943                 0.3%
        Other Securities..................................                     105,924,625                 2.7%
                                                                              ------------                ----
TOTAL SOUTH KOREA.........................................                     136,903,737                 3.5%
                                                                              ------------                ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                           PERCENTAGE
                                                                SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                               --------- ------------------------------- ---------------
SPAIN -- (1.7%)
        Banco Santander SA.................................... 1,507,399         $    6,052,657                0.2%
        Iberdrola S.A.........................................   744,541              7,653,130                0.2%
        Other Securities......................................                       52,740,805                1.3%
                                                                                 --------------               ----
TOTAL SPAIN...................................................                       66,446,592                1.7%
                                                                                 --------------               ----
SWEDEN -- (1.9%)
        Other Securities......................................                       74,585,449                1.9%
                                                                                 --------------               ----
SWITZERLAND -- (5.0%)
        Nestle SA.............................................   291,193             31,152,209                0.8%
        Novartis AG, Sponsored ADR............................   118,999             10,405,273                0.3%
        Roche Holding AG......................................    61,822             18,605,689                0.5%
        Zurich Insurance Group AG.............................    16,812              6,585,261                0.2%
        Other Securities......................................                      131,206,107                3.2%
                                                                                 --------------               ----
TOTAL SWITZERLAND.............................................                      197,954,539                5.0%
                                                                                 --------------               ----
TAIWAN -- (4.2%)
        Taiwan Semiconductor Manufacturing Co., Ltd.,.........
        Sponsored ADR.........................................   318,398             16,438,889                0.4%
        Other Securities......................................                      150,185,797                3.8%
                                                                                 --------------               ----
TOTAL TAIWAN..................................................                      166,624,686                4.2%
                                                                                 --------------               ----
THAILAND -- (0.7%)
        Other Securities......................................                       28,936,696                0.7%
                                                                                 --------------               ----
TURKEY -- (0.2%)
        Other Securities......................................                        8,343,029                0.2%
                                                                                 --------------               ----
UNITED KINGDOM -- (11.0%)
        Anglo American P.L.C..................................   444,183             11,431,979                0.3%
#       AstraZeneca P.L.C., Sponsored ADR.....................   213,118             10,449,176                0.3%
        BP P.L.C., Sponsored ADR..............................   530,397             20,107,353                0.5%
#       GlaxoSmithKline P.L.C., Sponsored ADR.................   198,016              9,069,133                0.2%
        HSBC Holdings P.L.C., Sponsored ADR...................   292,639             11,058,828                0.3%
        Rio Tinto P.L.C., Sponsored ADR.......................   118,367              6,156,268                0.2%
        Royal Dutch Shell P.L.C., Sponsored ADR, Class A......   181,989             10,549,887                0.3%
#       Royal Dutch Shell P.L.C., Sponsored ADR, Class B......   143,548              8,367,413                0.2%
        Other Securities......................................                      347,236,622                8.7%
                                                                                 --------------               ----
TOTAL UNITED KINGDOM..........................................                      434,426,659               11.0%
                                                                                 --------------               ----
UNITED STATES -- (0.0%)
        Other Security........................................                           29,659                0.0%
                                                                                 --------------               ----
TOTAL COMMON STOCKS...........................................                    3,900,135,209               98.6%
                                                                                 --------------               ----
PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.4%)
        Other Securities......................................                       17,807,525                0.4%
                                                                                 --------------               ----
CHILE -- (0.0%)
        Other Securities......................................                          195,771                0.0%
                                                                                 --------------               ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                             SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ------- ------------------------------- ---------------
COLOMBIA -- (0.0%)
    Other Securities........................                 $      681,574                0.0%
                                                             --------------               ----
GERMANY -- (0.5%)
    Volkswagen AG...........................  46,130              8,769,554                0.2%
    Other Securities........................                      9,070,052                0.3%
                                                             --------------               ----
TOTAL GERMANY...............................                     17,839,606                0.5%
                                                             --------------               ----
UNITED KINGDOM -- (0.0%)
    Other Securities........................                         19,063                0.0%
                                                             --------------               ----
TOTAL PREFERRED STOCKS......................                     36,543,539                0.9%
                                                             --------------               ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities........................                        182,140                0.0%
                                                             --------------               ----
TOTAL INVESTMENT SECURITIES (Cost
  $3,404,973,225)...........................                  3,936,860,888
                                                             --------------
                                                                 VALUE+
                                                                 -----
SECURITIES LENDING COLLATERAL -- (0.2%)
@(S) The DFA Short Term Investment Fund..... 811,110              9,385,354                0.2%
                                                             --------------               ----
TOTAL INVESTMENTS--(100.0%) (Cost
  $3,414,357,013)...........................                 $3,946,246,242               99.7%
                                                             ==============               ====

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ----------------------------------------------
                                                     LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                                   ------------ ------------ ------- ------------
Common Stocks
   Australia...................................... $  2,730,730 $174,551,500   --    $177,282,230
   Austria........................................           --   15,887,770   --      15,887,770
   Belgium........................................    1,248,886   32,733,722   --      33,982,608
   Brazil.........................................   73,642,560           --   --      73,642,560
   Canada.........................................  258,589,245    1,245,110   --     259,834,355
   Chile..........................................    2,665,869    7,196,606   --       9,862,475
   China..........................................   37,732,114  267,306,972   --     305,039,086
   Colombia.......................................    3,434,735           --   --       3,434,735
   Czech Republic.................................           --    1,521,678   --       1,521,678
   Denmark........................................    1,149,680   48,967,420   --      50,117,100
   Egypt..........................................      285,275      186,399   --         471,674
   Finland........................................       23,310   49,516,014   --      49,539,324
   France.........................................    3,035,231  234,883,165   --     237,918,396
   Germany........................................    7,094,748  192,412,853   --     199,507,601
   Greece.........................................           --    3,121,638   --       3,121,638
   Hong Kong......................................      282,092   84,209,070   --      84,491,162
   Hungary........................................           --    3,448,983   --       3,448,983
   India..........................................    3,151,721  110,324,602   --     113,476,323
   Indonesia......................................      357,259   23,096,531   --      23,453,790
   Ireland........................................    6,511,417   14,156,129   --      20,667,546
   Israel.........................................    2,002,524   20,364,557   --      22,367,081
   Italy..........................................    4,137,444   80,339,858   --      84,477,302

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   --------------------------------------------------
                                                     LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                   ------------ -------------- ------- --------------
   Japan.......................................... $ 14,030,458 $  675,601,758   --    $  689,632,216
   Malaysia.......................................           --     24,314,499   --        24,314,499
   Mexico.........................................   29,152,400            617   --        29,153,017
   Netherlands....................................   18,011,491     67,973,053   --        85,984,544
   New Zealand....................................       37,135     12,795,880   --        12,833,015
   Norway.........................................      710,450     23,883,193   --        24,593,643
   Peru...........................................      732,378             --   --           732,378
   Philippines....................................      108,983     11,840,089   --        11,949,072
   Poland.........................................           --     11,433,573   --        11,433,573
   Portugal.......................................           --      6,961,695   --         6,961,695
   Russia.........................................    5,440,850      8,798,040   --        14,238,890
   Singapore......................................        4,037     29,828,334   --        29,832,371
   South Africa...................................    9,578,958     61,100,875   --        70,679,833
   South Korea....................................    4,089,759    132,813,978   --       136,903,737
   Spain..........................................    2,794,794     63,651,798   --        66,446,592
   Sweden.........................................      338,232     74,247,217   --        74,585,449
   Switzerland....................................   19,296,021    178,658,518   --       197,954,539
   Taiwan.........................................   17,277,806    149,346,880   --       166,624,686
   Thailand.......................................   28,936,696             --   --        28,936,696
   Turkey.........................................       50,089      8,292,940   --         8,343,029
   United Kingdom.................................   98,393,209    336,033,450   --       434,426,659
   United States..................................           --         29,659   --            29,659
Preferred Stocks
   Brazil.........................................   17,807,525             --   --        17,807,525
   Chile..........................................           --        195,771   --           195,771
   Colombia.......................................      681,574             --   --           681,574
   Germany........................................           --     17,839,606   --        17,839,606
   United Kingdom.................................           --         19,063   --            19,063
Rights/Warrants
   Canada.........................................           --         62,125   --            62,125
   Indonesia......................................           --          8,746   --             8,746
   Italy..........................................           --         30,628   --            30,628
   Norway.........................................           --          1,834   --             1,834
   Spain..........................................           --         29,553   --            29,553
   Taiwan.........................................           --         11,669   --            11,669
   Thailand.......................................           --          3,442   --             3,442
   Turkey.........................................           --         34,143   --            34,143
Securities Lending Collateral.....................           --      9,385,354   --         9,385,354
                                                   ------------ --------------   --    --------------
TOTAL............................................. $675,547,685 $3,270,698,557   --    $3,946,246,242
                                                   ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                TAX-MANAGED
                                                   U.S.        TAX-MANAGED     TAX-MANAGED     TAX-MANAGED
                                                MARKETWIDE     U.S. EQUITY    U.S. TARGETED   U.S. SMALL CAP
                                              VALUE PORTFOLIO  PORTFOLIO*    VALUE PORTFOLIO*   PORTFOLIO*
                                              --------------- -------------- ---------------- --------------
ASSETS:
Investments in Affiliated Investment Company
  at Value................................... $    5,360,546              --              --              --
Investment Securities at Value (Including
  $0, $137,443, $575,421 and $462,031 of
  securities on loan, respectively)..........             --  $    3,999,772  $    4,733,074  $    3,110,250
Temporary Cash Investments at Value & Cost...             --           9,931           9,251          11,827
Collateral from Securities on Loan Invested
  in Affiliate at Value (Including cost of
  $0, $81,958, $388,694 and $311,926)........             --          81,970         388,737         311,962
Receivables:
   Investment Securities/Affiliated
     Investment Company Sold.................             --              54           1,429           1,242
   Dividends and Interest....................             --           3,428           2,169             895
   Securities Lending Income.................             --              35             254             160
   Fund Shares Sold..........................          1,232             557             918             590
Prepaid Expenses and Other Assets............             36              24              57              36
                                              --------------  --------------  --------------  --------------
       Total Assets..........................      5,361,814       4,095,771       5,135,889       3,436,962
                                              --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..........             --          81,958         388,716         311,956
   Investment Securities/Affiliated
     Investment Company Purchased............             --           1,227              --           6,537
   Fund Shares Redeemed......................          2,033           1,448           1,788           1,161
   Due to Advisor............................            665             580           1,652           1,162
Accrued Expenses and Other Liabilities.......            289             361             447             296
                                              --------------  --------------  --------------  --------------
       Total Liabilities.....................          2,987          85,574         392,603         321,112
                                              --------------  --------------  --------------  --------------
NET ASSETS................................... $    5,358,827  $    4,010,197  $    4,743,286  $    3,115,850
                                              ==============  ==============  ==============  ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)......    173,141,553     123,027,547     139,408,691      74,138,163
                                              ==============  ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE............................ $        30.95  $        32.60  $        34.02  $        42.03
                                              ==============  ==============  ==============  ==============
Investment Securities at Cost................            N/A  $    1,873,857  $    3,116,650  $    1,853,747
                                              ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................. $    2,884,285  $    1,884,445  $    3,038,792  $    1,807,806
Total Distributable Earnings (Loss)..........      2,474,542       2,125,752       1,704,494       1,308,044
                                              --------------  --------------  --------------  --------------
NET ASSETS................................... $    5,358,827  $    4,010,197  $    4,743,286  $    3,115,850
                                              ==============  ==============  ==============  ==============
(1) NUMBER OF SHARES AUTHORIZED..............  1,700,000,000   1,500,000,000   1,700,000,000   1,500,000,000
                                              ==============  ==============  ==============  ==============

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                    TAX-MANAGED    T.A. WORLD EX
                                                   T.A. U.S. CORE       DFA          U.S. CORE
                                                      EQUITY 2     INTERNATIONAL      EQUITY
                                                     PORTFOLIO*   VALUE PORTFOLIO*  PORTFOLIO*
                                                   -------------- ---------------- --------------
ASSETS:
Investment Securities at Value (Including
  $640,739, $1,144 and $33,128 of securities on
  loan, respectively)............................. $   10,092,788  $    3,764,480  $    3,936,861
Temporary Cash Investments at Value & Cost........         26,461              --              --
Collateral from Securities on Loan Invested in
  Affiliate at Value (Including cost of $374,015,
  $3 and $9,384)..................................        374,061               3           9,385
Segregated Cash for Futures Contracts.............             --           1,134              --
Foreign Currencies at Value.......................             --          33,338           7,381
Cash..............................................             --           6,143           4,416
Receivables:
   Investment Securities Sold.....................            225           5,630           2,356
   Dividends and Interest.........................          7,591          19,747          12,106
   Securities Lending Income......................            221               4             168
   Fund Shares Sold...............................          5,369           1,721           1,498
Unrealized Gain on Foreign Currency Contracts.....             --              --               7
Prepaid Expenses and Other Assets.................             57              44              30
                                                   --------------  --------------  --------------
       Total Assets...............................     10,506,773       3,832,244       3,974,208
                                                   --------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............        374,105              11           9,383
   Investment Securities Purchased................          3,255           7,235           4,563
   Fund Shares Redeemed...........................          5,037           1,647           1,317
   Due to Advisor.................................          1,845           1,584           1,046
   Futures Margin Variation.......................             --             108              --
Unrealized Loss on Foreign Currency Contracts.....             --              --               1
Accrued Expenses and Other Liabilities............            738             517             565
                                                   --------------  --------------  --------------
       Total Liabilities..........................        384,980          11,102          16,875
                                                   --------------  --------------  --------------
NET ASSETS........................................ $   10,121,793  $    3,821,142  $    3,957,333
                                                   ==============  ==============  ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...........    525,981,319     261,568,501     371,857,813
                                                   ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE....................................... $        19.24  $        14.61  $        10.64
                                                   ==============  ==============  ==============
Investment Securities at Cost..................... $    5,830,318  $    3,576,172  $    3,404,973
                                                   ==============  ==============  ==============
Foreign Currencies at Cost........................ $           --  $       32,863  $        7,351
                                                   ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    5,676,585  $    3,737,067  $    3,478,582
Total Distributable Earnings (Loss). .............      4,445,208          84,075         478,751
                                                   --------------  --------------  --------------
NET ASSETS........................................ $   10,121,793  $    3,821,142  $    3,957,333
                                                   ==============  ==============  ==============
(1) NUMBER OF SHARES AUTHORIZED...................  2,000,000,000   1,700,000,000   1,500,000,000
                                                   ==============  ==============  ==============

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019
                            (AMOUNTS IN THOUSANDS)

                                                            TAX-MANAGED
                                                                U.S.       TAX-MANAGED   TAX-MANAGED     TAX-MANAGED
                                                             MARKETWIDE    U.S. EQUITY  U.S. TARGETED     U.S. SMALL
                                                          VALUE PORTFOLIO* PORTFOLIO#  VALUE PORTFOLIO# CAP PORTFOLIO#
                                                          ---------------- ----------- ---------------- --------------
INVESTMENT INCOME
Net Investment Income Allocated from Investment
  Company:
   Dividends (Net of Foreign Taxes Withheld of
     $13, $0, $0 and $0, respectively)...................     $121,169            --             --              --
   Income from Securities Lending........................          727            --             --              --
   Expenses Allocated from Affiliated Investment
     Companies...........................................      (10,617)           --             --              --
                                                              --------      --------       --------        --------
          Total Net Investment Income Allocated
            from Investment Company:.....................      111,279            --             --              --
                                                              --------      --------       --------        --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $0, $7, $48 and $21, respectively)..................           --      $ 71,891       $ 79,807        $ 42,346
   Income from Securities Lending........................           --           459          2,177           1,936
                                                              --------      --------       --------        --------
          Total Fund Investment Income...................           --        72,350         81,984          44,282
                                                              --------      --------       --------        --------
FUND EXPENSES
   Investment Management Fees............................       17,668         7,500         18,953          13,861
   Accounting & Transfer Agent Fees......................          835           767            979             648
   Custodian Fees........................................           --            50             84              64
   Filing Fees...........................................          109            73            174             105
   Shareholders' Reports.................................           80            58             88              72
   Directors'/Trustees' Fees & Expenses..................           30            22             27              18
   Professional Fees.....................................           20            69             84              56
   Other.................................................           25            97            123              74
                                                              --------      --------       --------        --------
          Total Fund Expenses............................       18,767         8,636         20,512          14,898
                                                              --------      --------       --------        --------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor
     (Note C)............................................      (10,097)         (386)            --              --
                                                              --------      --------       --------        --------
   Net Expenses..........................................        8,670         8,250         20,512          14,898
                                                              --------      --------       --------        --------
   NET INVESTMENT INCOME (LOSS)..........................      102,609        64,100         61,472          29,384
                                                              --------      --------       --------        --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**......................           --        (6,550)        97,735          57,143
       Affiliated Investment Companies Shares Sold.......           --             1            (20)             (3)
       Transactions Allocated from Affiliated
         Investment Company**............................       68,731            --             --              --
       Futures...........................................           --            --         (3,081)         (1,077)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........           --       410,424        (81,209)        (25,950)
       Affiliated Investment Companies Shares............           --             8             28              27
       Transactions Allocated from Affiliated
         Investment Company..............................      250,477            --             --              --
                                                              --------      --------       --------        --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............      319,208       403,883         13,453          30,140
                                                              --------      --------       --------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS........................................     $421,817      $467,983       $ 74,925        $ 59,524
                                                              ========      ========       ========        ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                      TAX-MANAGED    T.A. WORLD EX
                                                     T.A. U.S. CORE       DFA          U.S. CORE
                                                        EQUITY 2     INTERNATIONAL      EQUITY
                                                       PORTFOLIO#   VALUE PORTFOLIO#  PORTFOLIO#
                                                     -------------- ---------------- -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $67, $14,788 and $12,122, respectively)........    $174,890        $151,962       $121,047
   Income from Securities Lending...................       2,526             630          1,882
                                                        --------        --------       --------
       Total Investment Income......................     177,416         152,592        122,929
                                                        --------        --------       --------
FUND EXPENSES
   Investment Management Fees.......................      20,688          18,527         11,845
   Accounting & Transfer Agent Fees.................       1,843             812            762
   Custodian Fees...................................         114             366            767
   Filing Fees......................................         216             157            163
   Shareholders' Reports............................         110              91             76
   Directors'/Trustees' Fees & Expenses.............          55              22             21
   Professional Fees................................         170             142            155
   Other............................................         258             122            164
                                                        --------        --------       --------
       Total Fund Expenses..........................      23,454          20,239         13,953
                                                        --------        --------       --------
   Fees Paid Indirectly (Note C)....................          --            (284)          (251)
                                                        --------        --------       --------
   Net Expenses.....................................      23,454          19,955         13,702
                                                        --------        --------       --------
   NET INVESTMENT INCOME (LOSS).....................     153,962         132,637        109,227
                                                        --------        --------       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
     Investment Securities Sold**...................     181,740         (86,933)       (24,433)
     Affiliated Investment Companies Shares Sold....         (11)              1             --
     Futures........................................          --           1,498           (849)
     Foreign Currency Transactions..................          --             311             (4)
   Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign Currency.....     581,525          72,527        211,192
     Affiliated Investment Companies Shares.........          33              --             --
     Futures........................................          --           1,311             --
     Translation of Foreign Currency-Denominated
       Amounts......................................          --             186            109
                                                        --------        --------       --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..........     763,287         (11,099)       186,015
                                                        --------        --------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS...................................    $917,249        $121,538       $295,242
                                                        ========        ========       ========

--------
/**/ Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                             TAX-MANAGED U.S.        TAX-MANAGED U.S. EQUITY
                                                          MARKETWIDE VALUE PORTFOLIO        PORTFOLIO
                                                          -------------------------  ----------------------
                                                             YEAR          YEAR         YEAR        YEAR
                                                             ENDED         ENDED        ENDED       ENDED
                                                            OCT 31,       OCT 31,      OCT 31,     OCT 31,
                                                             2019          2018         2019        2018
                                                           ----------   ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................... $  102,609    $   93,786   $   64,100  $   56,669
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/..................         --            --       (6,550)     11,732
       Affiliated Investment Companies Shares Sold.......         --            --            1         (52)
       Transactions Allocated from Affiliated
         Investment Company*,**..........................     68,731       162,485           --          --
       Futures...........................................         --            --           --          --
       Foreign Currency Transactions.....................         --            --           --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........         --            --      410,424     154,499
       Affiliated Investment Companies Shares............         --            --            8          30
       Transactions Allocated from Affiliated
         Investment Company..............................    250,477       (55,828)          --          --
                                                           ----------   ----------   ----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations....................    421,817       200,443      467,983     222,878
                                                           ----------   ----------   ----------  ----------
Distributions:
       Institutional Class Shares........................   (253,191)     (239,329)     (74,496)    (53,147)
                                                           ----------   ----------   ----------  ----------
          Total Distributions............................   (253,191)     (239,329)     (74,496)    (53,147)
                                                           ----------   ----------   ----------  ----------
Capital Share Transactions (1):
   Shares Issued.........................................    789,009       506,746      497,186     371,542
   Shares Issued in Lieu of Cash Distributions...........    250,596       236,687       72,983      52,131
   Shares Redeemed.......................................   (836,934)     (567,379)    (515,743)   (341,760)
                                                           ----------   ----------   ----------  ----------
          Net Increase (Decrease) from Capital
            Share Transactions...........................    202,671       176,054       54,426      81,913
                                                           ----------   ----------   ----------  ----------
          Total Increase (Decrease) in Net Assets........    371,297       137,168      447,913     251,644
NET ASSETS
   Beginning of Year.....................................  4,987,530     4,850,362    3,562,284   3,310,640
                                                           ----------   ----------   ----------  ----------
   End of Year........................................... $5,358,827    $4,987,530   $4,010,197  $3,562,284
                                                           ==========   ==========   ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................     27,874        16,345       17,040      12,475
   Shares Issued in Lieu of Cash Distributions...........      9,096         7,725        2,467       1,747
   Shares Redeemed.......................................    (29,672)      (18,317)     (17,492)    (11,419)
                                                           ----------   ----------   ----------  ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed..........................      7,298         5,753        2,015       2,803
                                                           ==========   ==========   ==========  ==========

                                                          TAX-MANAGED U.S. TARGETED    TAX-MANAGED U.S.
                                                              VALUE PORTFOLIO         SMALL CAP PORTFOLIO
                                                          -----------------------   ----------------------
                                                             YEAR          YEAR        YEAR        YEAR
                                                             ENDED         ENDED       ENDED       ENDED
                                                            OCT 31,       OCT 31,     OCT 31,     OCT 31,
                                                             2019          2018        2019        2018
                                                          -----------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................... $    61,472   $   52,949  $   29,384  $   26,961
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/..................      97,735      161,975      57,143      84,385
       Affiliated Investment Companies Shares Sold.......         (20)         (61)         (3)        (38)
       Transactions Allocated from Affiliated
         Investment Company*,**..........................          --           --          --          --
       Futures...........................................      (3,081)       1,400      (1,077)        485
       Foreign Currency Transactions.....................          --           --          --          (1)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........     (81,209)    (343,543)    (25,950)   (108,814)
       Affiliated Investment Companies Shares............          28           11          27          (7)
       Transactions Allocated from Affiliated
         Investment Company..............................          --           --          --          --
                                                          -----------   ----------  ----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations....................      74,925     (127,269)     59,524       2,971
                                                          -----------   ----------  ----------  ----------
Distributions:
       Institutional Class Shares........................    (214,152)    (232,950)   (108,850)   (108,204)
                                                          -----------   ----------  ----------  ----------
          Total Distributions............................    (214,152)    (232,950)   (108,850)   (108,204)
                                                          -----------   ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.........................................   1,246,395      577,997     710,939     391,913
   Shares Issued in Lieu of Cash Distributions...........     212,340      230,649     107,489     106,587
   Shares Redeemed.......................................  (1,179,262)    (579,068)   (638,932)   (341,292)
                                                          -----------   ----------  ----------  ----------
          Net Increase (Decrease) from Capital
            Share Transactions...........................     279,473      229,578     179,496     157,208
                                                          -----------   ----------  ----------  ----------
          Total Increase (Decrease) in Net Assets........     140,246     (130,641)    130,170      51,975
NET ASSETS
   Beginning of Year.....................................   4,603,040    4,733,681   2,985,680   2,933,705
                                                          -----------   ----------  ----------  ----------
   End of Year........................................... $ 4,743,286   $4,603,040  $3,115,850  $2,985,680
                                                          ===========   ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................      38,866       15,350      17,910       8,748
   Shares Issued in Lieu of Cash Distributions...........       6,867        6,204       2,820       2,416
   Shares Redeemed.......................................     (37,204)     (15,441)    (16,311)     (7,588)
                                                          -----------   ----------  ----------  ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed..........................       8,529        6,113       4,419       3,576
                                                          ===========   ==========  ==========  ==========

--------
/*/ Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.
/**/ Net of foreign capital gain taxes withheld for the fiscal year ended
     October 31, 2018 of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                           T.A. U.S. CORE EQUITY 2      TAX-MANAGED DFA
                                                                  PORTFOLIO         INTERNATIONAL VALUE PORTFOLIO
                                                          ------------------------  ----------------------------
                                                             YEAR         YEAR         YEAR            YEAR
                                                             ENDED        ENDED        ENDED           ENDED
                                                            OCT 31,      OCT 31,      OCT 31,         OCT 31,
                                                             2019         2018         2019            2018
                                                          -----------  -----------   -----------     ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................... $   153,962  $   136,806  $   132,637     $  116,657
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**....................     181,740       64,808      (86,933)        22,541
       Affiliated Investment Companies Shares Sold.......         (11)         (39)           1             (7)
       Futures...........................................          --          754        1,498          1,775
       Foreign Currency Transactions.....................          --           --          311         (1,905)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........     581,525      119,633       72,527       (475,395)
       Affiliated Investment Companies Shares............          33          (36)          --             --
       Futures...........................................          --           --        1,311         (1,717)
       Translation of Foreign Currency-
         Denominated Amounts.............................          --           --          186           (217)
                                                          -----------  -----------   -----------     ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations....................     917,249      321,926      121,538       (338,268)
                                                          -----------  -----------   -----------     ----------
Distributions:
       Institutional Class Shares........................    (212,104)    (197,538)    (128,645)      (113,538)
                                                          -----------  -----------   -----------     ----------
          Total Distributions............................    (212,104)    (197,538)    (128,645)      (113,538)
                                                          -----------  -----------   -----------     ----------
Capital Share Transactions (1):
   Shares Issued.........................................   1,894,129    1,636,357    1,052,260        632,830
   Shares Issued in Lieu of Cash Distributions...........     208,388      195,401      127,673        112,462
   Shares Redeemed.......................................  (1,798,901)  (1,074,052)  (1,020,331)      (542,908)
                                                          -----------  -----------   -----------     ----------
          Net Increase (Decrease) from Capital
            Share Transactions...........................     303,616      757,706      159,602        202,384
                                                          -----------  -----------   -----------     ----------
          Total Increase (Decrease) in Net Assets........   1,008,761      882,094      152,495       (249,422)
NET ASSETS
   Beginning of Year.....................................   9,113,032    8,230,938    3,668,647      3,918,069
                                                          -----------  -----------   -----------     ----------
   End of Year........................................... $10,121,793  $ 9,113,032  $ 3,821,142     $3,668,647
                                                          ===========  ===========   ===========     ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................     107,528       88,675       74,455         38,896
   Shares Issued in Lieu of Cash Distributions...........      11,999       10,681        8,932          7,034
   Shares Redeemed.......................................    (103,370)     (58,207)     (72,942)       (33,813)
                                                          -----------  -----------   -----------     ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed..........................      16,157       41,149       10,445         12,117
                                                          ===========  ===========   ===========     ==========

                                                          T.A. WORLD EX U.S. CORE
                                                              EQUITY PORTFOLIO
                                                          -----------------------
                                                             YEAR         YEAR
                                                             ENDED        ENDED
                                                            OCT 31,      OCT 31,
                                                             2019         2018
                                                          -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................... $   109,227  $   90,041
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**....................     (24,433)     17,559
       Affiliated Investment Companies Shares Sold.......          --          (4)
       Futures...........................................        (849)        (41)
       Foreign Currency Transactions.....................          (4)     (1,043)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........     211,192    (498,720)
       Affiliated Investment Companies Shares............          --           2
       Futures...........................................          --          --
       Translation of Foreign Currency-
         Denominated Amounts.............................         109        (114)
                                                          -----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations....................     295,242    (392,320)
                                                          -----------  ----------
Distributions:
       Institutional Class Shares........................    (110,031)    (86,018)
                                                          -----------  ----------
          Total Distributions............................    (110,031)    (86,018)
                                                          -----------  ----------
Capital Share Transactions (1):
   Shares Issued.........................................   1,430,312     897,782
   Shares Issued in Lieu of Cash Distributions...........     107,141      84,565
   Shares Redeemed.......................................  (1,114,034)   (524,305)
                                                          -----------  ----------
          Net Increase (Decrease) from Capital
            Share Transactions...........................     423,419     458,042
                                                          -----------  ----------
          Total Increase (Decrease) in Net Assets........     608,630     (20,296)
NET ASSETS
   Beginning of Year.....................................   3,348,703   3,368,999
                                                          -----------  ----------
   End of Year........................................... $ 3,957,333  $3,348,703
                                                          ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................     141,343      78,189
   Shares Issued in Lieu of Cash Distributions...........      10,438       7,521
   Shares Redeemed.......................................    (111,136)    (46,760)
                                                          -----------  ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed..........................      40,645      38,950
                                                          ===========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended October
   31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                                                   ----------------------------------------------------------------------
                                                       YEAR           YEAR           YEAR           YEAR           YEAR
                                                       ENDED          ENDED          ENDED          ENDED          ENDED
                                                      OCT 31,        OCT 31,        OCT 31,        OCT 31,        OCT 31,
                                                       2019           2018           2017           2016           2015
                                                   ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Year................ $    30.07     $    30.30     $    25.79     $    25.60     $    25.33
                                                   ----------     ----------     ----------     ----------     ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................       0.60           0.57           0.54           0.47           0.43
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................       1.79           0.68           5.14           0.19           0.25
                                                   ----------     ----------     ----------     ----------     ----------
       Total from Investment Operations...........       2.39           1.25           5.68           0.66           0.68
                                                   ----------     ----------     ----------     ----------     ----------
Less Distributions:
-------------------
   Net Investment Income..........................      (0.54)         (0.54)         (0.52)         (0.47)         (0.41)
   Net Realized Gains.............................      (0.97)         (0.94)         (0.65)            --             --
                                                   ----------     ----------     ----------     ----------     ----------
       Total Distributions .......................      (1.51)         (1.48)         (1.17)         (0.47)         (0.41)
                                                   ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Year...................... $    30.95     $    30.07     $    30.30     $    25.79     $    25.60
                                                   ==========     ==========     ==========     ==========     ==========
Total Return......................................       8.66%          4.09%         22.41%          2.66%          2.73%
                                                   ----------     ----------     ----------     ----------     ----------
Net Assets, End of Year (thousands) .............. $5,358,827     $4,987,530     $4,850,362     $4,012,475     $3,860,871
Ratio of Expenses to Average Net Assets...........       0.38%(B)       0.37%(B)       0.37%(B)       0.37%(B)       0.37%(B)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor)...........................       0.58%(B)       0.57%(B)       0.57%(B)       0.57%(B)       0.43%(B)
Ratio of Net Investment Income to Average Net
  Assets..........................................       2.03%          1.83%          1.87%          1.90%          1.65%
Portfolio Turnover Rate...........................        N/A            N/A            N/A            N/A            N/A
                                                   ----------     ----------     ----------     ----------     ----------

                                                                TAX-MANAGED U.S. EQUITY PORTFOLIO
                                                   ----------------------------------------------------------
                                                      YEAR        YEAR        YEAR        YEAR        YEAR
                                                      ENDED       ENDED       ENDED       ENDED       ENDED
                                                     OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                      2019        2018        2017        2016        2015
                                                   ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year................ $    29.44  $    28.01  $    22.93  $    22.46  $    21.89
                                                   ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................       0.52        0.47        0.44        0.42        0.40
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................       3.25        1.40        5.09        0.48        0.56
                                                   ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations...........       3.77        1.87        5.53        0.90        0.96
                                                   ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..........................      (0.56)      (0.44)      (0.45)      (0.43)      (0.39)
   Net Realized Gains.............................      (0.05)         --          --          --          --
                                                   ----------  ----------  ----------  ----------  ----------
       Total Distributions .......................      (0.61)      (0.44)      (0.45)      (0.43)      (0.39)
                                                   ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year...................... $    32.60  $    29.44  $    28.01  $    22.93  $    22.46
                                                   ==========  ==========  ==========  ==========  ==========
Total Return......................................      13.03%       6.68%      24.27%       4.05%       4.47%
                                                   ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands) .............. $4,010,197  $3,562,284  $3,310,640  $2,636,439  $2,494,153
Ratio of Expenses to Average Net Assets...........       0.22%       0.21%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor)...........................       0.23%       0.21%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net
  Assets..........................................       1.71%       1.58%       1.70%       1.87%       1.79%
Portfolio Turnover Rate...........................          2%          1%          8%          4%          1%
                                                   ----------  ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                                                             -----------------------------------------------------------
                                                                YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT 31,     OCT 31,      OCT 31,     OCT 31,     OCT 31,
                                                                2019        2018         2017        2016        2015
                                                             ----------  ----------   ----------  ----------  ----------
Net Asset Value, Beginning of Year.......................... $    35.17  $    37.94   $    31.47  $    32.34  $    33.34
                                                             ----------  ----------   ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................       0.45        0.41         0.37        0.36        0.39
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       0.05       (1.33)        7.53        0.28        0.16
                                                             ----------  ----------   ----------  ----------  ----------
       Total from Investment Operations.....................       0.50       (0.92)        7.90        0.64        0.55
                                                             ----------  ----------   ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.43)      (0.40)       (0.36)      (0.37)      (0.37)
   Net Realized Gains.......................................      (1.22)      (1.45)       (1.07)      (1.14)      (1.18)
                                                             ----------  ----------   ----------  ----------  ----------
       Total Distributions..................................      (1.65)      (1.85)       (1.43)      (1.51)      (1.55)
                                                             ----------  ----------   ----------  ----------  ----------
Net Asset Value, End of Year................................ $    34.02  $    35.17   $    37.94  $    31.47  $    32.34
                                                             ==========  ==========   ==========  ==========  ==========
Total Return................................................       1.93%      (2.66%)      25.40%       2.21%       1.89%
                                                             ----------  ----------   ----------  ----------  ----------
Net Assets, End of Year (thousands)......................... $4,743,286  $4,603,040   $4,733,681  $3,773,302  $3,670,472
Ratio of Expenses to Average Net Assets.....................       0.45%       0.44%        0.44%       0.44%       0.44%
Ratio of Net Investment Income to Average Net Assets........       1.36%       1.07%        1.04%       1.17%       1.19%
Portfolio Turnover Rate.....................................         24%         14%          14%         20%         14%
                                                             ----------  ----------   ----------  ----------  ----------

                                                                        TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                2019        2018        2017        2016        2015
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year.......................... $    42.82  $    44.35  $    36.10  $    36.77  $    36.99
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................       0.41        0.39        0.36        0.36        0.36
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       0.35       (0.30)       9.10        0.92        0.45
                                                             ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations.....................       0.76        0.09        9.46        1.28        0.81
                                                             ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.38)      (0.38)      (0.36)      (0.37)      (0.34)
   Net Realized Gains.......................................      (1.17)      (1.24)      (0.85)      (1.58)      (0.69)
                                                             ----------  ----------  ----------  ----------  ----------
       Total Distributions..................................      (1.55)      (1.62)      (1.21)      (1.95)      (1.03)
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year................................ $    42.03  $    42.82  $    44.35  $    36.10  $    36.77
                                                             ==========  ==========  ==========  ==========  ==========
Total Return................................................       2.18%       0.12%      26.46%       3.75%       2.31%
                                                             ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)......................... $3,115,850  $2,985,680  $2,933,705  $2,296,694  $2,190,308
Ratio of Expenses to Average Net Assets.....................       0.50%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets........       0.99%       0.86%       0.87%       1.04%       0.96%
Portfolio Turnover Rate.....................................         11%         12%         11%         10%          8%
                                                             ----------  ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               T.A. U.S. CORE EQUITY 2 PORTFOLIO
                                                  -----------------------------------------------------------
                                                     YEAR         YEAR        YEAR        YEAR        YEAR
                                                     ENDED        ENDED       ENDED       ENDED       ENDED
                                                    OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                     2019         2018        2017        2016        2015
                                                  -----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year............... $     17.87  $    17.56  $    14.33  $    14.09  $    14.21
                                                  -----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..................        0.30        0.28        0.25        0.25        0.24
   Net Gains (Losses) on Securities (Realized
     and Unrealized).............................        1.48        0.44        3.24        0.24        0.05
                                                  -----------  ----------  ----------  ----------  ----------
       Total from Investment Operations..........        1.78        0.72        3.49        0.49        0.29
                                                  -----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income.........................       (0.31)      (0.27)      (0.26)      (0.25)      (0.23)
   Net Realized Gains............................       (0.10)      (0.14)         --          --       (0.18)
                                                  -----------  ----------  ----------  ----------  ----------
       Total Distributions.......................       (0.41)      (0.41)      (0.26)      (0.25)      (0.41)
                                                  -----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year..................... $     19.24  $    17.87  $    17.56  $    14.33  $    14.09
                                                  ===========  ==========  ==========  ==========  ==========
Total Return.....................................       10.25%       4.05%      24.47%       3.55%       2.14%
                                                  -----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands).............. $10,121,793  $9,113,032  $8,230,938  $6,219,272  $5,549,153
Ratio of Expenses to Average Net Assets..........        0.25%       0.23%       0.24%       0.24%       0.24%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly))...................................        0.25%       0.23%       0.24%       0.24%       0.24%
Ratio of Net Investment Income to Average Net
  Assets.........................................        1.64%       1.49%       1.56%       1.82%       1.65%
Portfolio Turnover Rate..........................           6%          1%          2%          7%          7%
                                                  -----------  ----------  ----------  ----------  ----------

                                                          TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                                                  ------------------------------------------------------------
                                                     YEAR        YEAR         YEAR        YEAR         YEAR
                                                     ENDED       ENDED        ENDED       ENDED        ENDED
                                                    OCT 31,     OCT 31,      OCT 31,     OCT 31,      OCT 31,
                                                     2019        2018         2017        2016         2015
                                                  ----------  ----------   ----------  ----------   ----------
Net Asset Value, Beginning of Year............... $    14.61  $    16.39   $    13.37  $    13.87   $    15.17
                                                  ----------  ----------   ----------  ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..................       0.51        0.47         0.45        0.42         0.44
   Net Gains (Losses) on Securities (Realized
     and Unrealized).............................      (0.01)      (1.79)        3.00       (0.50)       (1.32)
                                                  ----------  ----------   ----------  ----------   ----------
       Total from Investment Operations..........       0.50       (1.32)        3.45       (0.08)       (0.88)
                                                  ----------  ----------   ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income.........................      (0.50)      (0.46)       (0.43)      (0.42)       (0.41)
   Net Realized Gains............................         --          --           --          --        (0.01)
                                                  ----------  ----------   ----------  ----------   ----------
       Total Distributions.......................      (0.50)      (0.46)       (0.43)      (0.42)       (0.42)
                                                  ----------  ----------   ----------  ----------   ----------
Net Asset Value, End of Year..................... $    14.61  $    14.61   $    16.39  $    13.37   $    13.87
                                                  ==========  ==========   ==========  ==========   ==========
Total Return.....................................       3.52%      (8.27%)      26.13%      (0.30%)      (5.93)%
                                                  ----------  ----------   ----------  ----------   ----------
Net Assets, End of Year (thousands).............. $3,821,142  $3,668,647   $3,918,069  $3,005,025   $2,994,931
Ratio of Expenses to Average Net Assets..........       0.54%       0.53%        0.53%       0.53%        0.53%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly))...................................       0.55%       0.53%        0.53%       0.53%        0.53%
Ratio of Net Investment Income to Average Net
  Assets.........................................       3.58%       2.89%        3.01%       3.32%        2.99%
Portfolio Turnover Rate..........................         17%         21%          16%         18%          25%
                                                  ----------  ----------   ----------  ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                                             -----------------------------------------------------------
                                                YEAR        YEAR         YEAR        YEAR        YEAR
                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                               OCT 31,     OCT 31,      OCT 31,     OCT 31,     OCT 31,
                                                2019        2018         2017        2016        2015
                                             ----------  ----------   ----------  ----------  ----------
Net Asset Value, Beginning of Year.......... $    10.11  $    11.53   $     9.38  $     9.30  $     9.94
                                             ----------  ----------   ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............       0.30        0.29         0.25        0.23        0.24
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       0.53       (1.44)        2.15        0.08       (0.65)
                                             ----------  ----------   ----------  ----------  ----------
       Total from Investment Operations.....       0.83       (1.15)        2.40        0.31       (0.41)
                                             ----------  ----------   ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................      (0.30)      (0.27)       (0.25)      (0.23)      (0.23)
                                             ----------  ----------   ----------  ----------  ----------
       Total Distributions..................      (0.30)      (0.27)       (0.25)      (0.23)      (0.23)
                                             ----------  ----------   ----------  ----------  ----------
Net Asset Value, End of Year................ $    10.64  $    10.11   $    11.53  $     9.38  $     9.30
                                             ==========  ==========   ==========  ==========  ==========
Total Return................................       8.40%     (10.19%)      25.86%       3.48%      (4.15)%
                                             ----------  ----------   ----------  ----------  ----------
Net Assets, End of Year (thousands)......... $3,957,333  $3,348,703   $3,368,999  $2,407,348  $2,124,313
Ratio of Expenses to Average Net Assets.....       0.37%       0.36%        0.39%       0.45%       0.45%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees
  Paid Indirectly)).........................       0.38%       0.36%        0.39%       0.45%       0.45%
Ratio of Net Investment Income to
  Average Net Assets........................       2.95%       2.47%        2.42%       2.57%       2.42%
Portfolio Turnover Rate.....................          8%          6%           4%          7%          5%
                                             ----------  ----------   ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining ninety-six portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") invests substantially all of its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. As of October 31, 2019, the Feeder Fund was the owner of record of 74% of the total outstanding shares of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio each invests directly in securities.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 -- inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 -- significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax- Managed U.S. Small Cap Portfolio, and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios' shares at the close of the NYSE, the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2019, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Tax-Managed U.S. Marketwide Value Portfolio....... 0.35%
Tax-Managed U.S. Equity Portfolio................. 0.20%
Tax-Managed U.S. Targeted Value Portfolio......... 0.42%
Tax-Managed U.S. Small Cap Portfolio.............. 0.47%*
T.A. U.S. Core Equity 2 Portfolio................. 0.22%
Tax-Managed DFA International Value Portfolio..... 0.50%
T.A. World ex U.S. Core Equity Portfolio.......... 0.32%

/*/ Effective as of February 28, 2019, the management fee payable by the Portfolio was reduced from 0.50% to 0.45%.

   Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver Agreements for the Portfolios below will remain in effect through February 28, 2020, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Pursuant to a Fee Waiver Agreement with the Feeder Fund, the Advisor has contractually agreed to waive certain management fees paid by the Feeder Fund, as described in the notes below. The Fee Waiver Agreement for the Feeder Fund will remain in effect permanently, unless terminated by the Fund. During the year ended October 31, 2019, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2019, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2019, are also reflected below (amounts in thousands). The Fund, on behalf of the non-feeder Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each Fee Waiver Agreement for the non-feeder Portfolios, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for a Portfolio.

                                                                                          NET WAIVED FEES/
                                                                                          EXPENSES ASSUMED     PREVIOUSLY
                                                                             RECOVERY        (RECOVERED       WAIVED FEES/
                                                    EXPENSE     TOTAL     OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                                                   LIMITATION MANAGEMENT   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                           AMOUNT   FEE LIMIT  EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------                         ---------- ---------- ---------------- ----------------- -----------------
Tax-Managed U.S. Marketwide Value Portfolio (1)...      --       0.35%          --             $10,097              --
Tax-Managed U.S. Equity Portfolio (2).............    0.22%        --          $ 4                 386            $386
T.A. U.S. Core Equity 2 Portfolio (3).............    0.30%        --           --                  --              --
T.A. World ex U.S. Core Equity Portfolio (4)......    0.39%        --           --                  --              --

(1)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of the Feeder Fund on an annualized basis.

(2)The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of a class of the Tax-Managed U.S. Equity Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to reduce the expenses of a class of the Portfolio when its total operating expenses exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.
(3)The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the T.A. U.S. Core Equity 2 Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.
(4)The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the T.A. World ex U.S. Core Equity Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to January 1, 2017, the Expense Limitation Amount was 0.60% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   Additionally, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2019, expenses reduced were as follows (amounts in thousands):

                                                   FEES PAID
                                                   INDIRECTLY
                                                   ----------
Tax-Managed DFA International Value Portfolio.....    $284
T.A. World ex U.S. Core Equity Portfolio..........     251

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amount paid by the Fund to the CCO was $312 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio....... $137
Tax-Managed U.S. Equity Portfolio.................  129
Tax-Managed U.S. Targeted Value Portfolio.........  137
Tax-Managed U.S. Small Cap Portfolio..............   81
T.A. U.S. Core Equity 2 Portfolio.................  174
Tax-Managed DFA International Value Portfolio.....  116
T.A. World ex U.S. Core Equity Portfolio..........   71

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

                                                   OTHER INVESTMENT SECURITIES
                                                   ---------------------------
                                                    PURCHASES       SALES
                                                   ----------     ----------
Tax-Managed U.S. Equity Portfolio................. $  171,993    $   87,385
Tax-Managed U.S. Targeted Value Portfolio.........  1,386,342     1,092,114
Tax-Managed U.S. Small Cap Portfolio..............    555,861       334,142
T.A. U.S. Core Equity 2 Portfolio.................    948,732       573,223
Tax-Managed DFA International Value Portfolio.....    772,185       618,160
T.A. World ex U.S. Core Equity Portfolio..........    717,881       287,539

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

   The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                                                                         CHANGE IN
                                                                                          NET REALIZED  UNREALIZED
                                                      BALANCE AT    PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                   OCTOBER 31, 2018  AT COST   FROM SALES   ON SALES   DEPRECIATION
                                                   ---------------- ---------- ---------- ------------ -------------
TAX-MANAGED U.S. EQUITY PORTFOLIO
The DFA Short Term Investment Fund                     $136,946     $  584,452 $  639,437     $  1          $ 8
                                                       --------     ---------- ----------     ----          ---
TOTAL                                                  $136,946     $  584,452 $  639,437     $  1          $ 8
                                                       ========     ========== ==========     ====          ===
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
The DFA Short Term Investment Fund                     $386,467     $2,297,523 $2,295,261     $(20)         $28
                                                       --------     ---------- ----------     ----          ---
TOTAL                                                  $386,467     $2,297,523 $2,295,261     $(20)         $28
                                                       ========     ========== ==========     ====          ===
TAX-MANAGED U.S. SMALL CAP PORTFOLIO
The DFA Short Term Investment Fund                     $371,336     $1,317,796 $1,377,194     $ (3)         $27
                                                       --------     ---------- ----------     ----          ---
TOTAL                                                  $371,336     $1,317,796 $1,377,194     $ (3)         $27
                                                       ========     ========== ==========     ====          ===
T.A. U.S. CORE EQUITY 2 PORTFOLIO
The DFA Short Term Investment Fund                     $544,198     $2,147,272 $2,317,431     $(11)         $33
                                                       --------     ---------- ----------     ----          ---
TOTAL                                                  $544,198     $2,147,272 $2,317,431     $(11)         $33
                                                       ========     ========== ==========     ====          ===


                                                      BALANCE AT      SHARES AS OF   DIVIDEND CAPITAL GAIN
                                                   OCTOBER 31, 2019 OCTOBER 31, 2019  INCOME  DISTRIBUTIONS
                                                   ---------------- ---------------- -------- -------------
TAX-MANAGED U.S. EQUITY PORTFOLIO
The DFA Short Term Investment Fund                     $ 81,970           7,084      $ 3,040       --
                                                       --------          ------      -------       --
TOTAL                                                  $ 81,970           7,084      $ 3,040       --
                                                       ========          ======      =======       ==
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
The DFA Short Term Investment Fund                     $388,737          33,596      $10,633       --
                                                       --------          ------      -------       --
TOTAL                                                  $388,737          33,596      $10,633       --
                                                       ========          ======      =======       ==
TAX-MANAGED U.S. SMALL CAP PORTFOLIO
The DFA Short Term Investment Fund                     $311,962          26,961      $ 9,525       --
                                                       --------          ------      -------       --
TOTAL                                                  $311,962          26,961      $ 9,525       --
                                                       ========          ======      =======       ==
T.A. U.S. CORE EQUITY 2 PORTFOLIO
The DFA Short Term Investment Fund                     $374,061          32,327      $14,524       --
                                                       --------          ------      -------       --
TOTAL                                                  $374,061          32,327      $14,524       --
                                                       ========          ======      =======       ==

                                                                                                        CHANGE IN
                                                                                         NET REALIZED  UNREALIZED
                                                      BALANCE AT    PURCHASES  PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                   OCTOBER 31, 2018  AT COST  FROM SALES   ON SALES   DEPRECIATION
                                                   ---------------- --------- ---------- ------------ -------------
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
The DFA Short Term Investment Fund                     $ 9,492      $192,535   $202,025      $ 1           --
                                                       -------      --------   --------      ---           --
TOTAL                                                  $ 9,492      $192,535   $202,025      $ 1           --
                                                       =======      ========   ========      ===           ==
T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
The DFA Short Term Investment Fund                     $20,259      $113,093   $123,967       --           --
                                                       -------      --------   --------      ---           --
TOTAL                                                  $20,259      $113,093   $123,967       --           --
                                                       =======      ========   ========      ===           ==


                                                      BALANCE AT      SHARES AS OF   DIVIDEND CAPITAL GAIN
                                                   OCTOBER 31, 2019 OCTOBER 31, 2019  INCOME  DISTRIBUTIONS
                                                   ---------------- ---------------- -------- -------------
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
The DFA Short Term Investment Fund                      $    3             --          $223        --
                                                        ------            ---          ----        --
TOTAL                                                   $    3             --          $223        --
                                                        ======            ===          ====        ==
T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
The DFA Short Term Investment Fund                      $9,385            811          $364        --
                                                        ------            ---          ----        --
TOTAL                                                   $9,385            811          $364        --
                                                        ======            ===          ====        ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2019, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, foreign capital gains tax, tax equalization, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

                                                   NET INVESTMENT
                                                     INCOME AND
                                                     SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                   CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                   -------------- ------------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio
2018..............................................    $87,938       $151,391        --     $239,329
2019..............................................     92,747        160,445        --      253,192
Tax-Managed U.S. Equity Portfolio
2018..............................................     53,147             --        --       53,147
2019..............................................     68,491          6,005        --       74,496
Tax-Managed U.S. Targeted Value Portfolio
2018..............................................     50,864        182,086        --      232,950
2019..............................................     57,437        156,715        --      214,152
Tax-Managed U.S. Small Cap Portfolio
2018..............................................     26,140         82,064        --      108,204

                                                   NET INVESTMENT
                                                     INCOME AND
                                                     SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                   CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                   -------------- ------------- ---------- --------
2019..............................................    $ 27,635       $81,215        --     $108,850
T.A. U.S. Core Equity 2 Portfolio
2018..............................................     130,213        67,325        --      197,538
2019..............................................     159,143        52,961        --      212,104
Tax-Managed DFA International Value Portfolio
2018..............................................     113,538            --        --      113,538
2019..............................................     128,645            --        --      128,645
T.A. World ex U.S. Core Equity Portfolio
2018..............................................      86,018            --        --       86,018
2019..............................................     110,031            --        --      110,031

   As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                   NET INVESTMENT
                                                     INCOME AND
                                                     SHORT-TERM     LONG-TERM
                                                   CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                   -------------- ------------- --------
Tax-Managed U.S. Marketwide Value Portfolio.......    $ (5,024)           --    $ (5,024)
Tax-Managed U.S. Equity Portfolio.................        (626)           --        (626)
Tax-Managed U.S. Targeted Value Portfolio.........      (4,058)      $(3,844)     (7,902)
Tax-Managed U.S. Small Cap Portfolio..............      (1,546)       (2,194)     (3,740)
T.A. U.S. Core Equity 2 Portfolio.................     (12,799)         (525)    (13,324)
Tax-Managed DFA International Value Portfolio.....      (3,726)           --      (3,726)
T.A. World ex U.S. Core Equity Portfolio..........      (4,484)           --      (4,484)

   As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                   UNDISTRIBUTED                                               TOTAL NET
                                                   NET INVESTMENT                                            DISTRIBUTABLE
                                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                                   -------------- ------------- ------------- -------------- -------------
Tax-Managed U.S. Marketwide Value Portfolio.......    $ 7,562       $ 69,784             --     $2,397,424    $2,474,770
Tax-Managed U.S. Equity Portfolio.................      5,295             --      $  (6,482)     2,127,068     2,125,881
Tax-Managed U.S. Targeted Value Portfolio.........         --         89,806             --      1,614,824     1,704,630
Tax-Managed U.S. Small Cap Portfolio..............         --         52,631             --      1,255,495     1,308,126
T.A. U.S. Core Equity 2 Portfolio.................         --        181,398             --      4,263,988     4,445,386
Tax-Managed DFA International Value Portfolio.....     14,408             --       (102,303)       172,084        84,189
T.A. World ex U.S. Core Equity Portfolio..........      9,193             --        (57,311)       526,922       478,804

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

                                                   UNLIMITED  TOTAL
                                                   --------- --------
Tax-Managed U.S. Marketwide Value Portfolio.......       --        --
Tax-Managed U.S. Equity Portfolio................. $  6,482  $  6,482
Tax-Managed U.S. Targeted Value Portfolio.........       --        --
Tax-Managed U.S. Small Cap Portfolio..............       --        --
T.A. U.S. Core Equity 2 Portfolio.................       --        --
Tax-Managed DFA International Value Portfolio.....  102,303   102,303
T.A. World ex U.S. Core Equity Portfolio..........   57,311    57,311

   During the year ended October 31, 2019, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               NET
                                                                                            UNREALIZED
                                                    FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                    TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                   ---------- ------------ -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio....... $2,963,122  $2,397,540    $    (116)     $2,397,424
Tax-Managed U.S. Equity Portfolio.................  1,964,610   2,186,634      (59,572)      2,127,062
Tax-Managed U.S. Targeted Value Portfolio.........  3,516,239   1,775,013     (160,190)      1,614,823
Tax-Managed U.S. Small Cap Portfolio..............  2,178,543   1,379,736     (124,240)      1,255,496
T.A. U.S. Core Equity 2 Portfolio.................  6,229,322   4,602,212     (338,224)      4,263,988
Tax-Managed DFA International Value Portfolio.....  3,592,894     486,206     (314,618)        171,588
T.A. World ex U.S. Core Equity Portfolio..........  3,419,357     939,693     (412,804)        526,889

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES SETS forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FORWARD CURRENCY CONTRACTS: The T.A. World ex U.S. Core Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the T.A. World ex U.S. Core Equity Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the T.A. World ex U.S. Core Equity Portfolio as an unrealized gain or loss, which is presented in the Portfolio's Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the T.A. World ex U.S. Core Equity Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts.

   3. FUTURES CONTRACTS: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contract is closed. When the contract is closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amounts in thousands):

                                                   FUTURES**
                                                   ---------
Tax-Managed DFA International Value Portfolio.....  $23,887

/**/ Average Notional Value of contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

                                                       ASSET DERIVATIVES VALUE
                                                   --------------------------------
                                                     TOTAL VALUE
                                                          AT            EQUITY
                                                   OCTOBER 31, 2019 CONTRACTS *,(1)
                                                   ---------------- ---------------
Tax-Managed DFA International Value Portfolio.....       $254            $254

(1)Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

                                                   REALIZED GAIN (LOSS) ON
                                                        DERIVATIVES
                                                   --------------------
                                                                EQUITY
                                                    TOTAL    CONTRACTS (1)
                                                   -------   -------------
Tax-Managed U.S. Targeted Value Portfolio......... $(3,081)     $(3,081)*
Tax-Managed U.S. Small Cap Portfolio..............  (1,077)      (1,077)*
Tax-Managed DFA International Value Portfolio.....   1,498        1,498
T.A. World ex U.S. Core Equity Portfolio..........    (849)        (849)*

                                                   CHANGE IN UNREALIZED APPRECIATION
                                                   (DEPRECIATION) ON DERIVATIVES
                                                   ---------------------------------
                                                                    EQUITY
                                                   TOTAL         CONTRACTS (2)
                                                   -----         -------------
Tax-Managed DFA International Value Portfolio..... $1,311           $1,311

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
* As of October 31, 2019, there were no futures contracts outstanding. During the year ended October 31, 2019, the Portfolios had limited activity in futures contracts.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the year ended October 31, 2019, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                     WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                      AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                   INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                   ------------- ------------ ------------ -------- ---------------
Tax-Managed U.S. Equity Portfolio.................     3.05%       $ 2,327         38        $ 8        $15,257
Tax-Managed U.S. Targeted Value Portfolio.........     2.73%        21,945          8         15         37,950
Tax-Managed U.S. Small Cap Portfolio..............     2.73%         2,607          8          2         11,483
T.A. U.S. Core Equity 2 Portfolio.................     2.96%        14,241         29         36         59,495
Tax-Managed DFA International Value Portfolio.....     2.80%         6,854         12          7         15,266
T.A. World ex U.S. Core Equity Portfolio..........     2.94%        10,097         47         40         46,858

                                                     OUTSTANDING
                                                      BORROWINGS
                                                   AS OF 10/31/2019
                                                   ----------------
Tax-Managed U.S. Equity Portfolio.................        --
Tax-Managed U.S. Targeted Value Portfolio.........        --
Tax-Managed U.S. Small Cap Portfolio..............        --
T.A. U.S. Core Equity 2 Portfolio.................        --
Tax-Managed DFA International Value Portfolio.....        --
T.A. World ex U.S. Core Equity Portfolio..........        --

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2019, that each Portfolio's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not use the interfund lending program during the year ended October 31, 2019.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2019, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors/Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

   For the year ended October 31, 2019, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                          PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                          --------- -------- --------------------
Tax-Managed U.S. Equity Portfolio................. $ 17,032  $ 22,813       $ (8,941)
Tax-Managed U.S. Targeted Value Portfolio.........  216,992   300,019        (96,789)
Tax-Managed U.S. Small Cap Portfolio..............  101,661    79,021        (41,451)
T.A. U.S. Core Equity 2 Portfolio.................   57,724    72,090         (2,415)
Tax-Managed DFA International Value Portfolio.....   46,830    59,843        (25,463)
T.A. World ex U.S. Core Equity Portfolio..........   19,147    16,432         (1,299)

J. SECURITIES LENDING:

   As of October 31, 2019, certain of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                    NON-CASH
                                                   COLLATERAL
                                                     MARKET
                                                     VALUE
                                                   ----------
Tax-Managed U.S. Equity Portfolio.................  $ 59,660
Tax-Managed U.S. Targeted Value Portfolio.........   205,902
Tax-Managed U.S. Small Cap Portfolio..............   164,779
T.A. U.S. Core Equity 2 Portfolio.................   286,037
Tax-Managed DFA International Value Portfolio.....     1,207
T.A. World ex U.S. Core Equity Portfolio..........    26,896

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, a Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                  AS OF OCTOBER 31, 2019
                                                   -----------------------------------------------------
                                                   OVERNIGHT AND            BETWEEN
                                                    CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                                   ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
TAX-MANAGED U.S. EQUITY PORTFOLIO
   Common Stocks..................................   $ 81,958       --         --         --    $ 81,958
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
   Common Stocks, Preferred Stocks................    388,716       --         --         --     388,716
TAX-MANAGED U.S. SMALL CAP PORTFOLIO
   Common Stocks, Preferred Stocks,
     Rights/Warrants..............................    311,956       --         --         --     311,956
T.A. U.S. CORE EQUITY 2 PORTFOLIO
   Common Stocks, Preferred Stocks................    374,105       --         --         --     374,105
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
   Common Stocks, Preferred Stocks................         11       --         --         --          11
T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
   Common Stocks, Preferred Stocks,
     Rights/Warrants..............................      9,383       --         --         --       9,383

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

M. OTHER:

   As of October 31, 2019, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                 APPROXIMATE
                                                                  PERCENTAGE
                                                    NUMBER OF   OF OUTSTANDING
                                                   SHAREHOLDERS     SHARES
                                                   ------------ --------------
Tax-Managed U.S. Marketwide Value Portfolio.......      3             91%
Tax-Managed U.S. Equity Portfolio.................      3             87%
Tax-Managed U.S. Targeted Value Portfolio.........      3             96%
Tax-Managed U.S. Small Cap Portfolio..............      3             93%
T.A. U.S. Core Equity 2 Portfolio.................      3             86%
Tax-Managed DFA International Value Portfolio.....      3             94%
T.A. World ex U.S. Core Equity Portfolio..........      3             86%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

   On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit") and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit's ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court's decision in MERIT MANAGEMENT GROUP, LP
v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) ("Merit Mgmt."), which addressed the scope of the Bankruptcy Code's safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs' petition for certiorari. The Second Circuit's review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee's proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code's safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the Court's dismissal order and order denying the Trustee's motion for leave to amend to the Second Circuit. The Second Circuit appeal is pending.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedule of investments/summary schedules of portfolio holdings, of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (seven of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the "Portfolios") as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019, and each of the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodians, brokers and the transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000(R) VALUE INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                    [CHART]

            The Tax-Managed U.S. Marketwide         Russell 3000/R/
                     Value Series                     Value Index
            -------------------------------       -------------------
10/31/2009              $10,000                         $10,000
11/30/2009               10,464                          10,544
12/31/2009               10,848                          10,778
 1/31/2010               10,544                          10,474
 2/28/2010               11,030                          10,817
 3/31/2010               11,900                          11,537
 4/30/2010               12,364                          11,879
 5/31/2010               11,305                          10,900
 6/30/2010               10,442                          10,258
 7/31/2010               11,276                          10,955
 8/31/2010               10,537                          10,458
 9/30/2010               11,588                          11,294
10/31/2010               12,038                          11,640
11/30/2010               12,067                          11,607
12/31/2010               13,205                          12,527
 1/31/2011               13,532                          12,787
 2/28/2011               14,293                          13,274
 3/31/2011               14,387                          13,337
 4/30/2011               14,728                          13,681
 5/31/2011               14,496                          13,528
 6/30/2011               14,242                          13,246
 7/31/2011               13,640                          12,806
 8/31/2011               12,502                          11,980
 9/30/2011               11,233                          11,043
10/31/2011               12,799                          12,332
11/30/2011               12,698                          12,271
12/31/2011               12,828                          12,514
 1/31/2012               13,495                          13,016
 2/29/2012               14,206                          13,508
 3/31/2012               14,511                          13,910
 4/30/2012               14,242                          13,764
 5/31/2012               13,241                          12,954
 6/30/2012               13,938                          13,595
 7/31/2012               14,061                          13,715
 8/31/2012               14,590                          14,022
 9/30/2012               15,112                          14,471
10/31/2012               15,163                          14,392
11/30/2012               15,257                          14,390
12/31/2012               15,700                          14,710
 1/31/2013               16,737                          15,660
 2/28/2013               16,998                          15,881
 3/31/2013               17,839                          16,513
 4/30/2013               17,962                          16,742
 5/31/2013               18,550                          17,177
 6/30/2013               18,441                          17,032
 7/31/2013               19,565                          17,965
 8/31/2013               18,985                          17,275
 9/30/2013               19,681                          17,752
10/31/2013               20,609                          18,513
11/30/2013               21,465                          19,046
12/31/2013               22,059                          19,518
 1/31/2014               21,189                          18,820
 2/28/2014               21,965                          19,638
 3/31/2014               22,292                          20,089
 4/30/2014               22,342                          20,223
 5/31/2014               22,872                          20,506
 6/30/2014               23,459                          21,071
 7/31/2014               23,096                          20,638
 8/31/2014               23,945                          21,407
 9/30/2014               23,336                          20,887
10/31/2014               23,735                          21,431
11/30/2014               24,046                          21,827
12/31/2014               24,286                          21,997
 1/31/2015               23,067                          21,114
 2/28/2015               24,743                          22,133
 3/31/2015               24,503                          21,884
 4/30/2015               24,757                          22,035
 5/31/2015               25,134                          22,293
 6/30/2015               24,873                          21,884
 7/31/2015               24,946                          21,923
 8/31/2015               23,372                          20,635
 9/30/2015               22,640                          20,005
10/31/2015               24,431                          21,483
11/30/2015               24,474                          21,607
12/31/2015               23,655                          21,088
 1/31/2016               22,146                          19,973
 2/29/2016               22,096                          19,979
 3/31/2016               23,648                          21,435
 4/30/2016               24,242                          21,885
 5/31/2016               24,525                          22,230
 6/30/2016               24,496                          22,413
 7/31/2016               25,163                          23,105
 8/31/2016               25,424                          23,313
 9/30/2016               25,540                          23,282
10/31/2016               25,112                          22,890
11/30/2016               27,027                          24,328
12/31/2016               27,759                          24,968
 1/31/2017               28,093                          25,117
 2/28/2017               28,861                          25,976
 3/31/2017               28,622                          25,715
 4/30/2017               28,898                          25,678
 5/31/2017               28,796                          25,592
 6/30/2017               29,282                          26,046
 7/31/2017               29,724                          26,379
 8/31/2017               29,449                          26,046
 9/30/2017               30,522                          26,897
10/31/2017               30,790                          27,080
11/30/2017               31,922                          27,905
12/31/2017               32,531                          28,262
 1/31/2018               34,184                          29,300
 2/28/2018               32,451                          27,896
 3/31/2018               31,769                          27,465
 4/30/2018               31,922                          27,585
 5/31/2018               32,248                          27,857
 6/30/2018               32,219                          27,935
 7/31/2018               33,553                          28,994
 8/31/2018               34,184                          29,442
 9/30/2018               34,249                          29,441
10/31/2018               32,103                          27,834
11/30/2018               32,806                          28,638
12/31/2018               29,253                          25,838
 1/31/2019               31,980                          27,905
 2/28/2019               32,937                          28,810
 3/31/2019               32,705                          28,922
 4/30/2019               34,025                          29,952             Past performance is not predictive
 5/31/2019               31,566                          27,991             of future performance.
 6/30/2019               33,894                          29,985
 7/31/2019               34,336                          30,220             The returns shown do not reflect
 8/31/2019               32,756                          29,278             the deduction of taxes that a
 9/30/2019               34,046                          30,352             shareholder would pay on fund
10/31/2019               34,938                          30,797             distributions or the redemption of
                                                                            fund shares.
AVERAGE ANNUAL
TOTAL RETURN        ONE YEAR       FIVE YEARS       TEN YEARS               Russell data copyright (C) Russell
--------------      --------       ----------       ---------               Investment Group 1995-2019, all
                     8.83%           8.04%           13.33%                 rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2019

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 13.5%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large- cap stocks but outperformed small-cap stocks as measured by Russell indices. Value stocks underperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
               -------------------------------------------------


Russell 3000(R) Index........................................................... 13.49%
Russell 1000(R) Index (large-cap stocks)........................................ 14.15%
Russell Midcap(R) Index (mid-cap stocks)........................................ 13.72%
Russell 2000(R) Index (small-cap stocks)........................................  4.90%
Russell Microcap(R) Index (micro-cap stocks).................................... -3.27%
Dow Jones U.S. Select REIT lndex/SM/............................................ 20.72%

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
               -------------------------------------------------


Russell  1000(R) Value Index (larqe-cap value stocks).................................... 11.21%
Russell  1000(R) Growth Index (larqe-cap growth stocks).................................. 17.10%
Russell  2000(R) Value Index (small-cap value stocks)....................................  3.22%
Russell  2000(R) Growth Index (small-cap growth stocks)..................................  6.40%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

   The Tax-Managed U.S. Marketwide Value Series invests in a broadly diversified group of U.S. low relative price (value) stocks while considering the federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Series held approximately 1,200 securities. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 8.83% for the Series and 10.65% for the Russell 3000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Series' greater emphasis on value stocks detracted from performance relative to the benchmark. At the sector level, the Series' exclusions of real estate investment trusts (REITs) and certain utilities had a negative impact on relative performance, as REITs and utilities generally outperformed in the U.S.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLE

                                                   BEGINNING  ENDING               EXPENSES
                                                    ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                     VALUE    VALUE     EXPENSE     DURING
                                                   05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                                   --------- --------- ---------- ----------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
-------------------------------------------------
Actual Fund Return................................ $1,000.00 $1,026.90    0.21%     $1.07
Hypothetical 5% Annual Return..................... $1,000.00 $1,024.15    0.21%     $1.07

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 27 and 30, 2019. They are available upon request, without charge, by calling collect:
(512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.
-------------------

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO
         THE TAX-MANAGED U.S. MARKETWIDE VALUE
                     SERIES
Communication Services............................  13.1%
Consumer Discretionary............................   6.5%
Consumer Staples..................................   6.1%
Energy............................................   9.6%
Financials........................................  24.1%
Health Care.......................................  13.5%
Industrials.......................................  12.2%
Information Technology............................  12.0%
Materials.........................................   2.6%
Real Estate.......................................   0.2%
Utilities.........................................   0.1%
                                                   -----
                                                   100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS++
                                                       --------- -------------- ---------------
COMMON STOCKS -- (98.6%)
COMMUNICATION SERVICES -- (12.9%)
    Activision Blizzard, Inc..........................   496,359 $   27,810,995       0.4%
    AT&T, Inc......................................... 7,170,552    275,994,547       3.8%
*   Charter Communications, Inc., Class A.............   339,394    158,788,877       2.2%
    Comcast Corp., Class A............................ 6,410,970    287,339,675       4.0%
    Walt Disney Co. (The).............................   559,809     72,730,385       1.0%
    Other Securities..................................              132,011,260       1.7%
                                                                 --------------      ----
TOTAL COMMUNICATION SERVICES..........................              954,675,739      13.1%
                                                                 --------------      ----
CONSUMER DISCRETIONARY -- (6.4%)
    General Motors Co................................. 1,095,598     40,712,422       0.6%
    Royal Caribbean Cruises, Ltd......................   322,500     35,097,675       0.5%
    Target Corp.......................................   277,933     29,713,817       0.4%
    Other Securities..................................              365,399,739       5.0%
                                                                 --------------      ----
TOTAL CONSUMER DISCRETIONARY..........................              470,923,653       6.5%
                                                                 --------------      ----
CONSUMER STAPLES -- (6.0%)
    Archer-Daniels-Midland Co.........................   813,476     34,198,531       0.5%
    Mondelez International, Inc., Class A............. 2,081,099    109,153,642       1.5%
    Tyson Foods, Inc., Class A........................   405,030     33,532,434       0.5%
    Walgreens Boots Alliance, Inc.....................   659,669     36,136,668       0.5%
    Walmart, Inc...................................... 1,173,687    137,626,538       1.9%
    Other Securities..................................               89,969,469       1.1%
                                                                 --------------      ----
TOTAL CONSUMER STAPLES................................              440,617,282       6.0%
                                                                 --------------      ----
ENERGY -- (9.5%)
    Chevron Corp...................................... 1,304,634    151,520,193       2.1%
    ConocoPhillips.................................... 1,439,649     79,468,625       1.1%
    Exxon Mobil Corp.................................. 2,133,521    144,162,014       2.0%
    Marathon Petroleum Corp........................... 1,004,662     64,248,135       0.9%
    Phillips 66.......................................   775,455     90,588,653       1.3%
    Valero Energy Corp................................   605,899     58,760,085       0.8%
    Other Securities..................................              111,377,524       1.4%
                                                                 --------------      ----
TOTAL ENERGY..........................................              700,125,229       9.6%
                                                                 --------------      ----
FINANCIALS -- (23.8%)
    Bank of America Corp.............................. 5,929,137    185,404,114       2.6%
*   Berkshire Hathaway, Inc., Class B.................   561,141    119,287,354       1.6%
    Capital One Financial Corp........................   372,872     34,770,314       0.5%
    Citigroup, Inc.................................... 1,870,326    134,401,626       1.9%
    Goldman Sachs Group, Inc. (The)...................   205,139     43,772,560       0.6%
    JPMorgan Chase & Co............................... 2,307,658    288,272,637       4.0%
    MetLife, Inc......................................   949,912     44,446,382       0.6%
    Morgan Stanley.................................... 1,036,923     47,750,304       0.7%
    PNC Financial Services Group, Inc. (The)..........   217,040     31,839,768       0.4%
    Prudential Financial, Inc.........................   497,625     45,353,542       0.6%
    Wells Fargo & Co.................................. 3,018,887    155,865,136       2.2%
    Other Securities..................................              621,905,809       8.4%
                                                                 --------------      ----
TOTAL FINANCIALS......................................            1,753,069,546      24.1%
                                                                 --------------      ----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS++
                                                       --------- -------------- ---------------
HEALTH CARE -- (13.3%)
    Abbott Laboratories...............................   915,297 $   76,527,982        1.1%
    Anthem, Inc.......................................   504,640    135,788,531        1.9%
*   Cigna Corp........................................   299,456     53,440,918        0.7%
    CVS Health Corp................................... 1,510,745    100,298,361        1.4%
    Danaher Corp......................................   405,225     55,848,109        0.8%
    Humana, Inc.......................................   198,071     58,272,488        0.8%
    Medtronic P.L.C...................................   814,175     88,663,657        1.2%
    Pfizer, Inc....................................... 3,696,959    141,852,317        2.0%
    Thermo Fisher Scientific, Inc.....................   435,609    131,545,206        1.8%
    Other Securities..................................              137,183,749        1.8%
                                                                 --------------      -----
TOTAL HEALTH CARE.....................................              979,421,318       13.5%
                                                                 --------------      -----
INDUSTRIALS -- (12.0%)
    CSX Corp.......................................... 1,055,544     74,173,077        1.0%
    Ingersoll-Rand P.L.C..............................   213,109     27,041,401        0.4%
    L3Harris Technologies, Inc........................   130,611     26,946,355        0.4%
    Norfolk Southern Corp.............................   545,229     99,231,678        1.4%
    Republic Services, Inc............................   429,755     37,607,860        0.5%
    Southwest Airlines Co.............................   531,263     29,819,792        0.4%
    Union Pacific Corp................................   561,768     92,950,133        1.3%
    United Technologies Corp..........................   245,098     35,191,171        0.5%
    Other Securities..................................              462,559,137        6.3%
                                                                 --------------      -----
TOTAL INDUSTRIALS.....................................              885,520,604       12.2%
                                                                 --------------      -----
INFORMATION TECHNOLOGY -- (11.9%)
    Cisco Systems, Inc................................ 4,221,011    200,540,233        2.8%
    Intel Corp........................................ 4,943,498    279,455,942        3.9%
*   Micron Technology, Inc............................   878,203     41,758,553        0.6%
    Other Securities..................................              353,902,964        4.7%
                                                                 --------------      -----
TOTAL INFORMATION TECHNOLOGY..........................              875,657,692       12.0%
                                                                 --------------      -----
MATERIALS -- (2.5%)
    Other Securities..................................              187,944,296        2.6%
                                                                 --------------      -----
REAL ESTATE -- (0.2%)
    Other Securities..................................               14,026,073        0.2%
                                                                 --------------      -----
UTILITIES -- (0.1%)
    Other Securities..................................               10,107,553        0.1%
                                                                 --------------      -----
TOTAL COMMON STOCKS
    (Cost $3,953,673,965).............................            7,272,088,985       99.9%
                                                                 --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.0%)
    State Street Institutional U.S. Government Money
    Market Fund, 1.752%............................... 2,947,951      2,947,951        0.1%
                                                                 --------------      -----
SECURITIES LENDING COLLATERAL -- (1.4%)
    @(S) The DFA Short Term Investment Fund........... 8,794,388    101,759,864        1.4%
                                                                 --------------      -----
TOTAL INVESTMENTS--(100.0%)
    (Cost $4,058,366,096).............................           $7,376,796,800      101.4%
                                                                 ==============      =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                       --------------------------------------------------
                                                          LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                       -------------- ------------ ------- --------------
Common Stocks
    Communication Services............................ $  954,675,739           --   --    $  954,675,739
    Consumer Discretionary............................    470,921,272 $      2,381   --       470,923,653
    Consumer Staples..................................    440,617,282           --   --       440,617,282
    Energy............................................    700,125,229           --   --       700,125,229
    Financials........................................  1,753,040,635       28,911   --     1,753,069,546
    Health Care.......................................    979,421,318           --   --       979,421,318
    Industrials.......................................    885,520,604           --   --       885,520,604
    Information Technology............................    875,657,692           --   --       875,657,692
    Materials.........................................    187,944,296           --   --       187,944,296
    Real Estate.......................................     14,026,073           --   --        14,026,073
    Utilities.........................................     10,107,553           --   --        10,107,553
Temporary Cash Investments............................      2,947,951           --   --         2,947,951
Securities Lending Collateral.........................             --  101,759,864   --       101,759,864
                                                       -------------- ------------   --    --------------
TOTAL................................................. $7,275,005,644 $101,791,156   --    $7,376,796,800
                                                       ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

                       (AMOUNTS IN THOUSANDS)
                                                                       THE TAX-MANAGED
                                                                       U.S. MARKETWIDE
                                                                        VALUE SERIES*
                                                                       ---------------
ASSETS:
Investment Securities at Value (including $168,662 of securities on
  loan, respectively).................................................   $7,272,089
Temporary Cash Investments at Value & Cost............................        2,948
Collateral from Securities on Loan Invested in Affiliate at Value
  (including cost of $101,744)........................................      101,760
Receivables:
   Investment Securities Sold.........................................           39
   Dividends and Interest.............................................        8,441
   Securities Lending Income..........................................          153
                                                                         ----------
       Total Assets...................................................    7,385,430
                                                                         ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...................................      101,743
   Investment Securities Purchased....................................        4,284
   Due to Advisor.....................................................        1,202
Accrued Expenses and Other Liabilities................................          446
                                                                         ----------
       Total Liabilities..............................................      107,675
                                                                         ----------
NET ASSETS............................................................   $7,277,755
                                                                         ==========
Investment Securities at Cost.........................................   $3,953,674
                                                                         ==========

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                       THE TAX-MANAGED
                                                                       U.S. MARKETWIDE
                                                                        VALUE SERIES#
                                                                       ---------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $17)...................    $164,592
   Income from Securities Lending.....................................         987
                                                                          --------
       Total Investment Income........................................     165,579
                                                                          --------
EXPENSES
   Investment Management Fees.........................................      13,714
   Accounting & Transfer Agent Fees...................................         308
   Custodian Fees.....................................................          84
   Shareholders' Reports..............................................          10
   Directors'/Trustees' Fees & Expenses...............................          41
   Professional Fees..................................................         102
   Other..............................................................         161
                                                                          --------
       Total Expenses.................................................      14,420
                                                                          --------
   Net Expenses.......................................................      14,420
                                                                          --------
   NET INVESTMENT INCOME (LOSS).......................................     151,159
                                                                          --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
     Investment Securities Sold**.....................................     102,290
     Futures..........................................................      (2,039)
   Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.........................     326,938
     Affiliated Investment Companies Shares...........................           9
                                                                          --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)............................     427,198
                                                                          --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $578,357
                                                                          ========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        THE TAX-MANAGED U.S.
                                                       MARKETWIDE VALUE SERIES
                                                       ----------------------
                                                          YEAR        YEAR
                                                          ENDED       ENDED
                                                         OCT 31,     OCT 31,
                                                          2019        2018
-                                                      ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........................ $  151,159  $  139,407
  Net Realized Gain (Loss) on:
   Investment Securities Sold*,**.....................    102,290     226,155
   Affiliated Investment Companies Shares Sold........         --         (25)
   Futures............................................     (2,039)        697
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency.........    326,938     (80,044)
   Affiliated Investment Companies Shares.............          9           2
                                                       ----------  ----------
       Net Increase (Decrease) in Net Assets
         Resulting from Operations....................    578,357     286,192
                                                       ----------  ----------
Transactions in Interest:
  Contributions.......................................    305,972     198,216
  Withdrawals.........................................   (436,360)   (321,718)
                                                       ----------  ----------
       Net Increase (Decrease) from Transactions
         in Interest..................................   (130,388)   (123,502)
                                                       ----------  ----------
       Total Increase (Decrease) in Net Assets........    447,969     162,690
NET ASSETS
  Beginning of Year...................................  6,829,786   6,667,096
                                                       ----------  ----------
  End of Year......................................... $7,277,755  $6,829,786
                                                       ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                          THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                                                   ----------------------------------------------------------
                                                      YEAR        YEAR        YEAR        YEAR        YEAR
                                                      ENDED       ENDED       ENDED       ENDED       ENDED
                                                     OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                      2019        2018        2017        2016        2015
                                                   ----------  ----------  ----------  ----------  ----------
Total Return......................................       8.83%       4.26%      22.61%       2.79%       2.93%
                                                   ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)............... $7,277,755  $6,829,786  $6,667,096  $5,538,404  $5,348,412
Ratio of Expenses to Average Net Assets...........       0.21%       0.21%       0.21%       0.21%       0.21%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor)...........................       0.21%       0.21%       0.21%       0.21%       0.21%
Ratio of Net Investment Income to Average Net
  Assets..........................................       2.20%       1.99%       2.02%       2.05%       1.82%
Portfolio Turnover Rate...........................         10%          5%          7%          9%          6%
                                                   ----------  ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining ten operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day.

   Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. As of October 31, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $190 (in thousands).

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2019, the Series' investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The Tax-Managed U.S. Marketwide Value Series...... 0.20%

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2019, the total related amount paid by the Trust to the CCO was $73 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Series made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

                                                   OTHER INVESTMENT SECURITIES
                                                   ---------------------------
                                                   PURCHASES       SALES
-                                                  ---------        --------
The Tax-Managed U.S. Marketwide Value Series...... $837,761       $660,740

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

   The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                                                                   CHANGE IN
                                                   BALANCE AT                       NET REALIZED  UNREALIZED
                                                   OCTOBER 31, PURCHASES  PROCEEDS  GAIN/(LOSS)  APPRECIATION/    BALANCE AT
                                                      2018      AT COST  FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2019
                                                   ----------- --------- ---------- ------------ ------------- ----------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
The DFA Short Term Investment Fund                  $132,755   $838,971   $869,975       --           $9           $101,760
                                                    --------   --------   --------       --           --           --------
TOTAL                                               $132,755   $838,971   $869,975       --           $9           $101,760
                                                    ========   ========   ========       ==           ==           ========


                                                     SHARES AS OF   DIVIDEND CAPITAL GAIN
                                                   OCTOBER 31, 2019  INCOME  DISTRIBUTIONS
                                                   ---------------- -------- -------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
The DFA Short Term Investment Fund                      8,794        $3,485       --
                                                        -----        ------       --
TOTAL                                                   8,794        $3,485       --
                                                        =====        ======       ==

E. FEDERAL INCOME TAXES:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               NET
                                                                                            UNREALIZED
                                                    FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                    TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
-                                                  ---------- ------------ -------------- --------------
The Tax-Managed U.S. Marketwide Value Series...... $4,059,954  $3,483,291    $(166,447)     $3,316,844

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   1. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series will be subject to equity price risk when entering into stock index futures. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

                                                   REALIZED GAIN (LOSS) ON
                                                         DERIVATIVES
                                                   ---------------------
                                                                EQUITY
                                                    TOTAL   CONTRACTS*,(1)
-                                                  -------  --------------
The Tax-Managed U.S. Marketwide Value Series...... $(2,039)    $(2,039)*

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.

* As of October 31, 2019, there were no futures contracts outstanding. During the year ended October 31, 2019, the Series had limited activity in futures contracts.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the year ended October 31, 2019, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                     WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                      AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                   INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
-                                                  ------------- ------------ ------------ -------- ---------------
The Tax-Managed U.S. Marketwide Value Series......     2.92%        $6,634         41        $23        $28,250

                                                     OUTSTANDING
                                                      BORROWINGS
                                                   AS OF 10/31/2019
-                                                  ----------------
The Tax-Managed U.S. Marketwide Value Series......        --

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2019, that the Series' available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not use the interfund lending program during the year ended October 31, 2019.

H. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2019, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

   For the year ended October 31, 2019, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                          PURCHASES  SALES  REALIZED GAIN (LOSS)
---------                                          --------- ------- --------------------
The Tax-Managed U.S. Marketwide Value Series...... $240,546  $31,120       $(7,618)

I. SECURITIES LENDING:

   As of October 31, 2019, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. Additionally, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                                        NON-CASH
                                                                       COLLATERAL
                                                                         MARKET
                                                                         VALUE
                                                                       ----------
The Tax-Managed U.S. Marketwide Value Series..........................  $72,251

   The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                  AS OF OCTOBER 31, 2019
                                                   -----------------------------------------------------
                                                   OVERNIGHT AND            BETWEEN
                                                    CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                                   ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
   Common Stocks..................................   $101,743       --         --         --    $101,743

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Series' financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

L. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

   On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit") and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit's ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court's decision in MERIT MANAGEMENT GROUP, LP
v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) ("Merit Mgmt."), which addressed the scope of the Bankruptcy Code's safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs' petition for certiorari. The Second Circuit's review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee's proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code's safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the Court's dismissal order and order denying the Trustee's motion for leave to amend to the Second Circuit. The Second Circuit appeal is pending.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The Tax-Managed U.S. Marketwide Value Series

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of The Tax-Managed U.S. Marketwide Value Series (one of the series constituting The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on the Series' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2019.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, Abbie J. Smith, Douglas
W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2019.

Each Board's Strategy Committee is composed of Gerard K. O'Reilly, Douglas W. Diamond, Edward P. Lazear, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios' investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2019.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

DISINTERESTED DIRECTORS

                                TERM OF                                               PORTFOLIOS WITHIN   OTHER DIRECTORSHIPS OF
                               OFFICE/1/ AND                                            THE DFA FUND        PUBLIC COMPANIES
 NAME, ADDRESS AND             LENGTH OF       PRINCIPAL OCCUPATION DURING PAST 5        COMPLEX/2/         HELD DURING PAST
  YEAR OF BIRTH      POSITION   SERVICE                       YEARS                       OVERSEEN               5 YEARS
 -----------------   --------- ------------   -------------------------------------  -------------------- ----------------------
George M.            Director  Since 1983     Leo Melamed Professor of Finance,      128 portfolios in 4   None
Constantinides                                University of Chicago Booth School of  investment
University of                                 Business (since 1978).                 companies
Chicago Booth
School of Business
5807 S. Woodlawn
Avenue Chicago, IL
60637
1947

Douglas W.           Director  Since 2017     Merton H. Miller Distinguished         128 portfolios in 4   None
Diamond c/o                                   Service Professor of Finance,          investment
Dimensional Fund                              University of Chicago Booth School of  companies
Advisors LP 6300                              Business (since 1988). Visiting
Bee Cave Road,                                Scholar, Federal Reserve Bank of
Building One                                  Richmond (since 1990). Formerly,
Austin, TX 78746                              Fischer Black Visiting Professor of
1953                                          Financial Economics, Alfred P. Sloan
                                              School of Management, Massachusetts
                                              Institute of Technology (2015 to
                                              2016).

Darrell Duffie c/o   Director  Since March    Dean Witter Distinguished Professor    128 portfolios in 4   Formerly,
Dimensional Fund               2019           of Finance, Graduate School of         investment            Director,
Advisors LP 6300                              Business, Stanford University (since   companies             Moody's
Bee Cave Road,                                1984).                                                       Corporation
Building One                                                                                               (financial
Austin, TX 78746                                                                                           information and
1954                                                                                                       information
                                                                                                           technology) (2008-
                                                                                                           April 2018).

Roger G. Ibbotson    Director  Since 1981     Professor in Practice Emeritus of      128 portfolios in 4   None
Yale School of                                Finance, Yale School of Management     investment
Management P.O.                               (since 1984). Chairman and Partner,    companies
Box 208200 New                                Zebra Capital Management, LLC (hedge
Haven, CT 06520-                              fund and asset manager) (since 2001).
8200                                          Formerly, Consultant to Momingstar,
1943                                          Inc. (2006 - 2016).

Edward P. Lazear     Director  Since 2010     Distinguished Visiting Fellow, Becker  128 portfolios in 4   None
Stanford University                           Friedman Institute for Research in     investment
Graduate School of                            Economics, University of Chicago       companies
Business                                      (since 2015). Morris Arnold Cox
Knight Management                             Senior Fellow, Hoover Institution
Center, E346                                  (since 2002). Davies Family Professor
Stanford, CA 94305                            of Economics, Graduate School of
1948                                          Business, Stanford University (since
                                              1995). Cornerstone Research (expert
                                              testimony and economic and financial
                                              analysis) (since 2009).

Myron S. Scholes     Director  Since 1981     Chief Investment Strategist, Janus     128 portfolios in 4   Formerly, Adviser,
c/o Dimensional                               Henderson Investors (since 2014).      investment            Kuapay, Inc.
Fund Advisors LP                              Frank E. Buck Professor of Finance,    companies             (2013-2014).
6300 Bee Cave                                 Emeritus, Graduate School of                                 Formerly,
Road, Building One                            Business, Stanford University (since                         Director,
Austin, TX 78746                              1981).                                                       American Century
1941                                                                                                       Fund Complex
                                                                                                           (registered
                                                                                                           investment
                                                                                                           companies) (43
                                                                                                           Portfolios) (1980-
                                                                                                           2014).

                               TERM OF                                               PORTFOLIOS WITHIN   OTHER DIRECTORSHIPS OF
                              OFFICE/1/ AND                                            THE DFA FUND        PUBLIC COMPANIES
NAME, ADDRESS AND             LENGTH OF       PRINCIPAL OCCUPATION DURING PAST 5        COMPLEX/2/       HELD DURING PAST /5/
  YEAR OF BIRTH     POSITION   SERVICE                       YEARS                       OVERSEEN                YEARS
 -----------------  --------- ------------   -------------------------------------  -------------------- ----------------------
Abbie J. Smith      Director  Since 2000     Boris and Irene Stern Distinguished    128 portfolios in 4  Director (since
University of                                Service Professor of Accounting,       investment           2000) and
Chicago Booth                                University of Chicago Booth School of  companies            formerly, Lead
School of Business                           Business (since 1980).                                      Director (2014-
5807 S. Woodlawn                                                                                         2017), HNI
Avenue Chicago, IL                                                                                       Corporation (office
60637                                                                                                    furniture); Director,
1953                                                                                                     Ryder System Inc.
                                                                                                         (transportation,
                                                                                                         logistics and
                                                                                                         supply-chain
                                                                                                         management)
                                                                                                         (since 2003); and
                                                                                                         Trustee, UBS
                                                                                                         Funds (3
                                                                                                         investment
                                                                                                         companies within
                                                                                                         the fund complex)
                                                                                                         (19 portfolios)
                                                                                                         (since 2009).

Ingrid M. Werner    Director  Since March    Martin and Andrew Murrer Professor of  128 portfolios in 4  Director, Fourth
c/o Dimensional               2019           Finance, Fisher College of Business,   investment           Swedish AP Fund
Fund Advisors LP                             The Ohio State University (since       companies            (pension fund asset
6300 Bee Cave                                1998). Adjunct Member, the Prize                            management)
Road, Building One                           Committee for the Swedish Riksbank                          (since 2017).
Austin, TX 78746                             Prize in Economic Sciences in Memory
1961                                         of Alfred Nobel (annual award for
                                             significant scientific research
                                             contribution) (since January 2018).
                                             President, Western Finance
                                             Association (global association of
                                             academic researchers and
                                             practitioners in finance) (since June
                                             2018). Director, American Finance
                                             Association (global association of
                                             academic researchers and
                                             practitioners in finance) (since
                                             January 2019). Member, Economic
                                             Advisory Committee, FINRA (since
                                             2017). Chairman, Scientific Advisory
                                             Board, Swedish House of Finance
                                             (institute supporting academic
                                             research in finance) (since 2014).
                                             Member, Scientific Board, Danish
                                             Finance Institute (institute
                                             supporting academic research in
                                             finance) (since 2017). Member,
                                             Academic Board, Mistra Financial
                                             Systems (organization funding
                                             academic research on environment,
                                             governance and climate/sustainability
                                             in finance) (since 2016). Fellow,
                                             Center for Analytical Finance
                                             (academic research) (since
                                             2015).Associate Editor, Journal of
                                             Finance (since 2016).

INTERESTED DIRECTOR

   The following interested Director is described as such because he is deemed to be an "interested person," as that term is defined under the 1940 Act, due to his position with the Advisor.

                           TERM OF                                              PORTFOLIOS WITHIN  OTHER DIRECTORSHIPS
NAME, ADDRESS             OFFICE/1/ AND                                           THE DFA FUND     OF PUBLIC COMPANIES
 AND YEAR OF              LENGTH OF        PRINCIPAL OCCUPATION DURING PAST        COMPLEX/2/       HELD DURING PAST
    BIRTH       POSITION   SERVICE                      5 YEARS                     OVERSEEN            5 YEARS
 -------------  --------  -----------      --------------------------------     -----------------  -------------------
David G. Booth  Chairman    Since        Chairman, Director/Trustee, and        128 portfolios            None
6300 Bee Cave   and         1981         formerly, President and Co-Chief       in 4 investment
Road, Building  Director                 Executive Officer (each until March    companies
One                                      2017) of Dimensional Emerging Markets
Austin, TX                               Value Fund ("DEM"), DFAIDG,
78746                                    Dimensional Investment Group Inc.
1946                                     ("DIG") and The DFA Investment Trust
                                         Company ("DFAITC"). Executive
                                         Chairman, and formerly, President and
                                         Co-Chief Executive Officer (each
                                         until February 2017) of Dimensional
                                         Holdings Inc., Dimensional Fund
                                         Advisors LP, Dimensional Investment
                                         LLC and DFA Securities LLC
                                         (collectively with DEM, DFAIDG, DIG
                                         and DFAITC, the "DFA Entities").
                                         Formerly, Chairman and Director
                                         (2009-2018) and Co-Chief Executive
                                         Officer (2010 - June 2017) of
                                         Dimensional Fund Advisors Canada ULC.
                                         Trustee, University of Chicago (since
                                         2002). Trustee, University of Kansas
                                         Endowment Association (since 2005).
                                         Formerly, Director of Dimensional
                                         Fund Advisors Ltd. (2002 - July
                                         2017), DFA Australia Limited (1994 -
                                         July 2017), Dimensional Advisors Ltd.
                                         (2012 - July 2017), Dimensional Funds
                                         pic (2006 - July 2017) and
                                         Dimensional Funds II pic (2006 - July
                                         2017). Formerly, Director and
                                         President of Dimensional Japan Ltd.
                                         (2012 - April 2017). Formerly,
                                         President, Dimensional SmartNest (US)
                                         LLC (2009-2014); and Limited Partner,
                                         VSC Investors, LLC (2007-2015).
                                         Formerly, Chairman, Director,
                                         President and Co- Chief Executive
                                         Officer of Dimensional Cayman
                                         Commodity Fund I Ltd. (2010-September
                                         2017).

1 Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2 Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                             TERM OF
                            OFFICE/1/
   NAME AND                 AND LENGTH    PRINCIPAL OCCUPATION DURING PAST
 YEAR OF BIRTH    POSITION  OF SERVICE                 5 YEARS
 -------------  ----------  ----------    --------------------------------
  Valerie A.    Vice        Since       Vice President and Assistant
  Brown         President   2001        Secretary of
  1967          and
                Assistant                   .  all the DFA Entities (since
                Secretary                      2001)

                                            .  DFA Australia Limited (since
                                               2002)

                                            .  Dimensional Fund Advisors Ltd.
                                               (since 2002)

                                            .  Dimensional Cayman Commodity
                                               Fund I Ltd. (since 2010)

                                            .  Dimensional Fund Advisors Pte.
                                               Ltd. (since 2012)

                                            .  Dimensional Hong Kong Limited
                                               (since 2012)

                                        Director, Vice President and
                                        Assistant Secretary (since 2003) of

                                            .  Dimensional Fund Advisors
                                               Canada ULC

  Ryan P.       Vice        Since       Vice President and Assistant
  Buechner      President   September   Secretary of
  1982          and         2019
                Assistant                   .  DFAIDG, DIG, DFAITC and DEM
                Secretary                      (since September 2019)

                                        Vice President (since January 2018) of

                                            .  Dimensional Holdings Inc.

                                            .  Dimensional Fund Advisors LP

                                            .  Dimensional Investment LLC

                                            .  DFA Securities LLC

  David P.      Co-Chief    Since       Co-Chief Executive Officer (since
  Butler        Executive   2017        2017) of
  1964          Officer
                                            .  all the DFA entities

                                        Director (since 2017) of

                                            .  Dimensional Holdings Inc.

                                            .  Dimensional Fund Advisors
                                               Canada ULC

                                            .  Dimensional Japan Ltd.

                                            .  Dimensional Advisors Ltd.

                                            .  Dimensional Fund Advisors Ltd.

                                            .  DFA Australia Limited

                                        Director and Co-Chief Executive
                                        Officer (since 2017) of

                                            .  Dimensional Cayman Commodity
                                               Fund I Ltd.

                                        Head of Global Financial Advisor
                                        Services (since 2007) for

                                            .  Dimensional Fund Advisors LP

                                        Formerly, Vice President (2007 -
                                        2017) of

                                            .  all the DFA Entities

  Stephen A.    Executive   Since       Executive Vice President (since 2017)
  Clark 1972    Vice        2017        of
                President
                                            .  all the DFA entities

                                        Director and Vice President (since
                                        2016) of

                                            .  Dimensional Japan Ltd.

                                        President and Director (since 2016) of

                                            .  Dimensional Fund Advisors
                                               Canada ULC
                                        Vice President (since 2008) and
                                        Director (since 2016) of

                                            .  DFA Australia Limited
                                        Director (since 2016) of

                                            .  Dimensional Advisors Ltd.

                                            .  Dimensional Fund Advisors Pte.
                                               Ltd.

                                            .  Dimensional Hong Kong Limited

                                        Vice President (since 2016) of

                                            .  Dimensional Fund Advisors Pte.
                                               Ltd.

                                        Formerly, Vice President (2004 -
                                        2017) of

                                            .  all the DFA Entities
                                        Formerly, Vice President (2010 -
                                        2016) of

                                            .  Dimensional Fund Advisors
                                               Canada ULC

                                        Formerly, Head of Institutional,
                                        North America (2012 - 2013) and Head
                                        of Global Institutional Services
                                        (2014-2018) for

                                            .  Dimensional Fund Advisors LP

                              TERM OF
                             OFFICE/1/
  NAME AND                   AND LENGTH    PRINCIPAL OCCUPATION DURING PAST
YEAR OF BIRTH     POSITION   OF SERVICE                 5 YEARS
-------------   ----------   ----------    --------------------------------
Christopher    Vice          Since       Vice President and Global Chief
S.             President     2004        Compliance Officer (since 2004) of
Crossan        and Global
1965           Chief                         .  all the DFA Entities
               Compliance
               Officer                       .  FA Australia Limited

                                             .  Dimensional Fund Advisors Ltd.

                                         Chief Compliance Officer (since 2006)
                                         and Chief Privacy Officer (since
                                         2015) of

                                             .  Dimensional Fund Advisors
                                                Canada ULC

                                         Chief Compliance Officer of

                                             .  Dimensional Fund Advisors Pte.
                                                Ltd. (since 2012)

                                             .  Dimensional Japan Ltd. (since
                                                2017)

                                         Formerly, Vice President and Global
                                         Chief Compliance Officer (2010 -
                                         2014) for

                                             .  Dimensional SmartNest (US) LLC

Gregory K.     Vice          Vice        Vice President, Chief Financial
Hinkle         President,    President   Officer, and Treasurer (since 2016) of
1958           Chief         since
               Financial     2015 and        .  all the DFA Entities
               Officer, and  Chief
               Treasurer     Financial       .  Dimensional Advisors Ltd.
                             Officer
                             and             .  Dimensional Fund Advisors Ltd.
                             Treasurer
                             since           .  Dimensional Hong Kong Limited
                             2016
                                             .  Dimensional Cayman Commodity
                                                Fund I Ltd.

                                             .  Dimensional Fund Advisors
                                                Canada ULC

                                             .  Dimensional Fund Advisors Pte.
                                                Ltd.

                                             .  DFA Australia Limited

                                         Director (since 2016) for

                                             .  Dimensional Funds pic

                                             .  Dimensional Funds II pic

                                         Formerly, interim Chief Financial
                                         Officer and interim Treasurer
                                         (2016) of

                                             .  all the DFA Entities

                                             .  Dimensional Fund Advisors LP

                                             .  Dimensional Fund Advisors Ltd.

                                             .  DFA Australia Limited

                                             .  Dimensional Advisors Ltd.

                                             .  Dimensional Fund Advisors Pte.
                                                Ltd.

                                             .  Dimensional Hong Kong Limited

                                             .  Dimensional Cayman Commodity
                                                Fund I Ltd.

                                             .  Dimensional Fund Advisors
                                                Canada ULC

                                         Formerly, Controller (2015 - 2016) of

                                             .  all the DFA Entities

                                             .  Dimensional Fund Advisors LP

                                         Formerly, Vice President (2008 -
                                         2015) of

                                             .  T. Rowe Price Group, Inc.

                                         Formerly, Director of Investment
                                         Treasury and Treasurer (2008 - 2015)
                                         of

                                             .  the T. Rowe Price Funds

Jeff J. Jeon   Vice          Since       Vice President (since 2004) and
1973           President     2004        Assistant Secretary (2017 - 2019) of

                                             .  all the DFA Entities

                                         Vice President and Assistant
                                         Secretary (since 2010) of

                                             .  Dimensional Cayman Commodity
                                                Fund I Ltd.

Joy Lopez      Vice          Vice        Vice President (since 2015) of
1971           President     President
               and           since           .  all the DFA Entities
               Assistant     2015 and
               Treasurer     Assistant   Assistant Treasurer (since 2017) of
                             Treasurer
                             since           .  the DFA Fund Complex
                             2017        Formerly, Senior Tax Manager (2013 -
                                         2015) for

                                             .  Dimensional Fund Advisors LP

Kenneth        Vice          Since       Vice President (since 2010) of
M. Manell      President     2010
1972                                         .  all the DFA Entities

                                             .  Dimensional Cayman Commodity
                                                Fund I Ltd.

Catherine      President     President   President (since 2017) of
L. Newell      and           since
1964           General       2017 and        .  the DFA Fund Complex
               Counsel       General     General Counsel (since 2001) of
                             Counsel
                             since           .  All the DFA Entities
                             2001
                                         Executive Vice President (since 2017)
                                         and Secretary (since 2000) of

                             TERM OF
                            OFFICE/1/
  NAME AND                  AND LENGTH    PRINCIPAL OCCUPATION DURING PAST
YEAR OF BIRTH    POSITION   OF SERVICE                 5 YEARS
-------------   ----------  ----------    --------------------------------

                                            .  Dimensional Fund Advisors LP

                                            .  Dimensional Holdings Inc.

                                            .  DFA Securities LLC

                                            .  Dimensional Investment LLC

                                        Director (since 2002), Vice President
                                        (since 1997) and Secretary (since
                                        2002) of

                                            .  DFA Australia Limited

                                            .  Dimensional Fund Advisors Ltd.

                                        Vice President and Secretary of

                                            .  Dimensional Fund Advisors
                                               Canada ULC (since 2003)

                                            .  Dimensional Cayman Commodity
                                               Fund I Ltd. (since 2010)

                                            .  Dimensional Japan Ltd. (since
                                               2012)

                                            .  Dimensional Advisors Ltd
                                               (since 2012)

                                            .  Dimensional Fund Advisors Pte.
                                               Ltd. (since 2012)

                                        Director of

                                            .  Dimensional Funds pic (since
                                               2002)

                                            .  Dimensional Funds II pic
                                               (since 2006)

                                            .  Director of Dimensional Japan
                                               Ltd. (since 2012)

                                            .  Dimensional Advisors Ltd.
                                               (since 2012)

                                            .  Dimensional Fund Advisors Pte.
                                               Ltd. (since 2012)

                                            .  Dimensional Hong Kong Limited
                                               (since 2012)

                                        Formerly, Vice President and
                                        Secretary (2010 - 2014) of

                                            .  Dimensional SmartNest (US) LLC

                                        Formerly, Vice President (1997 -
                                        2017) and Secretary (2000 - 2017) of

                                            .  the DFA Fund Complex

                                        Formerly, Vice President of

                                            .  Dimensional Fund Advisors LP
                                               (1997 - 2017)

                                            .  Dimensional Holdings Inc.
                                               (2006 - 2017)

                                            .  DFA Securities LLC (1997 -
                                               2017)

                                            .  Dimensional Investment LLC
                                               (2009 - 2017)

 Selwyn        Vice         Since       Vice President and Deputy Chief
 Notelovitz    President    2013        Compliance Officer of
 1961          and Deputy
               Chief                        .  the DFA Fund Complex (since
               Compliance                      2013)
               Officer
                                            .  Dimensional Fund Advisors LP
                                               (since 2012)

 Carolyn L.    Vice         Vice        Vice President (since 2010) and
 0 1974        President    President   Secretary (since 2017) of
               and          since
               Secretary    2010 and        .  the DFA Fund Complex
                            Secretary
                            since       Vice President (since 2010) and
                            2017        Assistant Secretary (since 2016) of

                                            .  Dimensional Fund Advisors LP

                                            .  Dimensional Holdings Inc.

                                            .  Dimensional Investment LLC

                                        Vice President of

                                            .  DFA Securities LLC (since 2010)

                                            .  Dimensional Cayman Commodity
                                               Fund I Ltd. (since 2010)

                                            .  Dimensional Fund Advisors
                                               Canada ULC (since 2016)

 Gerard K.     Co-Chief     Co-Chief    Co-Chief Executive Officer and Chief
 O'Reilly      Executive    Executive   Investment Officer (since 2017) of
 1976          Officer and  Officer
               Chief        and Chief       .  all the DFA Entities
               Investment   Investment
               Officer      Officer         .  Dimensional Fund Advisors
                            since              Canada ULC
                            2017
                                        Director, Chief Investment Officer
                                        and Vice President (since 2017) of

                                            .  DFA Australia Limited

                                        Chief Investment Officer (since 2017)
                                        and Vice President (since 2016) of

                                            .  Dimensional Japan Ltd.

                                        Director, Co-Chief Executive Officer
                                        and Chief Investment Officer (since
                                        2017) of

                                            .  Dimensional Cayman Commodity
                                               Fund I Ltd.

                                        Director of
                                            .  Dimensional Funds pic (since
                                               2014)

                                            .  Dimensional Fund II plc (since
                                               2014)

                                            .  Dimensional Holdings Inc.
                                               (since 2017)

                                        Formerly, Co-Chief Investment Officer
                                        of

                                            .  Dimensional Japan Ltd. (2016 -
                                               2017)

                             TERM OF
                            OFFICE/1/
   NAME AND                 AND LENGTH    PRINCIPAL OCCUPATION DURING PAST
 YEAR OF BIRTH    POSITION  OF SERVICE                 5 YEARS
 -------------  ----------  ----------    --------------------------------
                                            .  DFA Australia Limited (2014 -
                                               2017)

                                        Formerly, Executive Vice President
                                        (2017) and Co-Chief Investment
                                        Officer (2014-2017) of

                                            .  all the DFA Entities

                                        Formerly, Vice President (2007 -
                                        2017) of

                                            .  all the DFA Entities

                                        Formerly, Vice President and Co-Chief
                                        Investment Officer (2014 - 2017) of

                                            .  Dimensional Fund Advisors
                                               Canada ULC

                                        Formerly, Director (2017 - 2018) of

                                            .  Dimensional Fund Advisors Pte.
                                               Ltd.

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2019 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2018 to October 31, 2019, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation (S)1.199A-3(d).



                                                        NET
                                                    INVESTMENT    SHORT-TERM     LONG-TERM   RETURN
                                                      INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL
DFA INVESTMENT DIMENSIONS GROUP INC.               DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS
------------------------------------               ------------- ------------- ------------- ------- ---------- -------------
Tax-Managed U.S. Marketwide Value Portfolio.......       37%          --            63%        --        --          100%
Tax-Managed U.S. Equity Portfolio.................       92%          --             8%        --        --          100%
Tax-Managed U.S. Targeted Value Portfolio.........       27%          --            73%        --        --          100%
Tax-Managed U.S. Small Cap Portfolio..............       25%          --            75%        --        --          100%
T.A. U.S. Core Equity 2 Portfolio.................       75%          --            25%        --        --          100%
Tax-Managed DFA International Value Portfolio.....      100%          --            --         --        --          100%
T.A. World ex U.S. Core Equity Portfolio..........      100%          --            --         --        --          100%

                                                    QUALIFYING
                                                        FOR
                                                     CORPORATE
                                                     DIVIDENDS   QUALIFYING     U.S.      FOREIGN    FOREIGN   QUALIFYING
                                                     RECEIVED     DIVIDEND   GOVERNMENT     TAX       SOURCE    INTEREST
DFA INVESTMENT DIMENSIONS GROUP INC.               DEDUCTION (1) INCOME (2) INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)
------------------------------------               ------------- ---------- ------------ ---------- ---------- ----------
Tax-Managed U.S. Marketwide Value Portfolio.......      100%        100%         --          --         --         --
Tax-Managed U.S. Equity Portfolio.................      100%        100%         --          --         --         --
Tax-Managed U.S. Targeted Value Portfolio.........      100%        100%         --          --         --          1%
Tax-Managed U.S. Small Cap Portfolio..............      100%        100%         --          --         --          1%
T.A. U.S. Core Equity 2 Portfolio.................      100%        100%         --          --         --         --
Tax-Managed DFA International Value Portfolio.....       --         100%         --          10%       100%        --
T.A. World ex U.S. Core Equity Portfolio..........        1%        100%         --          10%       100%        --

                                                   QUALIFYING
                                                     SHORT-
                                                      TERM
                                                    CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.                GAIN (7)
------------------------------------               ----------
Tax-Managed U.S. Marketwide Value Portfolio.......     --
Tax-Managed U.S. Equity Portfolio.................     --
Tax-Managed U.S. Targeted Value Portfolio.........     --
Tax-Managed U.S. Small Cap Portfolio..............     --
T.A. U.S. Core Equity 2 Portfolio.................     --
Tax-Managed DFA International Value Portfolio.....     --
T.A. World ex U.S. Core Equity Portfolio..........     --

(1)Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 LOGO                                                         DFA103119-002A
                                                                    00237494

                      THE DFA SHORT TERM INVESTMENT FUND

                                 ANNUAL REPORT

                          YEAR ENDED OCTOBER 31, 2019

                               TABLE OF CONTENTS

         INVESTMENT SUMMARY                                         1

         SCHEDULE OF PORTFOLIO HOLDINGS                             2

         SCHEDULE OF INVESTMENTS                                    3

         STATEMENT OF ASSETS AND LIABILITIES                        6

         STATEMENT OF OPERATIONS                                    7

         STATEMENTS OF CHANGES IN NET ASSETS                        8

         FINANCIAL HIGHLIGHTS                                       9

         NOTES TO FINANCIAL STATEMENTS                              10

         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM    16

         SUPPLEMENTAL INFORMATION                                   17

         FUND MANAGEMENT                                            20

                              INVESTMENT SUMMARY

AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 10/31/19

                                                              SINCE   7-DAY
                                              1 YEAR 5 YEAR INCEPTION YIELD
                                              ------ ------ --------- -----
     THE DFA SHORT TERM INVESTMENT FUND        2.41%  1.13%   0.66%   1.91%
     FTSE ONE-MONTH U.S. TREASURY BILL INDEX   2.31%  0.95%   0.52%     --

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Portfolio Holdings
October 31, 2019
--------------------------------------------------------------------------------

The following table indicates the allocation of investments among the asset classes in the Fund as of October 31, 2019:

                                                                     PERCENT OF
SECURITY ALLOCATION                                                 INVESTMENTS %
-------------------                                                 -------------
Commercial Paper                                                         49.0
Repurchase Agreements                                                    26.7
Yankee Certificates of Deposit                                           12.0
U.S. Treasury Obligations                                                 6.5
U.S. Government Agency Securities                                         3.1
Corporate Bonds                                                           2.2
Yankee Bonds                                                              0.5
                                                                        -----
TOTAL INVESTMENTS                                                       100.0%

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments

October 31, 2019
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                             Rate           Maturity Face Amount $ Fair Value $
--------------------                                   ------------------------ -------- ------------- ------------
CORPORATE BONDS - 2.2%
(r)Apple, Inc.                                         2.43% (US0003M + 25 bps) 02/07/20   86,000,000   86,053,459
(r)Berkshire Hathaway Finance Corp.                    2.33% (US0003M + 32 bps) 01/10/20    2,600,000    2,601,820
(r)Merck & Co., Inc.                                   2.55% (US0003M + 38 bps) 02/10/20   92,089,000   92,170,352
(r)Toyota Motor Credit Corp.                           2.26% (US0003M + 26 bps) 04/17/20   10,580,000   10,591,206
(r)Toyota Motor Credit Corp.                           2.22% (US0003M + 7 bps)  05/22/20  160,000,000  159,999,672
                                                                                          -----------  -----------
TOTAL CORPORATE BONDS (Cost $351,443,039)                                                 351,269,000  351,416,509
                                                                                          -----------  -----------
YANKEE BONDS - 0.5%
(r)++CPPIB Capital, Inc.                               2.11% (US0003M + 1 bps)  12/27/19   50,000,000   50,020,000
(r)Shell International Finance BV                      2.63% (US0003M + 45 bps) 05/11/20   20,900,000   20,946,844
                                                                                          -----------  -----------
TOTAL YANKEE BONDS (Cost $70,950,894)                                                      70,900,000   70,966,844
                                                                                          -----------  -----------
COMMERCIAL PAPER - 49.0%
(r)++ANZ Banking Group, Ltd.                           2.06% (US0001M + 8 bps)  01/06/20   77,100,000   77,106,156
(y)++Archer-Daniels-Midland Co.                        1.83%                    11/01/19   75,000,000   74,996,698
(y)++Archer-Daniels-Midland Co.                        1.80%                    11/08/19   58,850,000   58,829,049
(y)++Archer-Daniels-Midland Co.                        1.80%                    11/14/19   74,089,000   74,042,382
(y)++Archer-Daniels-Midland Co.                        1.84%                    11/18/19  100,000,000   99,919,000
(y)++Archer-Daniels-Midland Co.                        1.75%                    11/27/19   15,000,000   14,981,775
(r)++Bank of Nova Scotia                               2.04% (US0001M + 22 bps) 04/24/20   50,000,000   49,997,040
(r)++Bank of Nova Scotia                               2.13% (US0001M + 25 bps) 06/18/20  100,000,000   99,981,542
(y)++BNG Bank NV                                       1.90%                    11/12/19   50,000,000   49,974,300
(y)++BNG Bank NV                                       1.81%                    11/21/19  225,000,000  224,794,986
(y)++DBS Bank, Ltd.                                    1.86%                    11/18/19   50,000,000   49,961,725
(y)++DBS Bank, Ltd.                                    1.80%                    11/25/19   50,000,000   49,942,084
(y)++DBS Bank, Ltd.                                    1.94%                    01/10/20  113,650,000  113,255,284
(y)++DBS Bank, Ltd.                                    1.94%                    01/17/20   50,000,000   49,808,467
(y)++DBS Bank, Ltd.                                    1.88%                    01/23/20   87,000,000   86,639,878
(y)++DNB NORBANK ASA                                   1.87%                    11/01/19   50,000,000   49,997,485
(y)++DNB NORBANK ASA                                   2.04%                    11/12/19  100,000,000   99,941,533
(y)++DNB NORBANK ASA                                   1.99%                    11/19/19   75,000,000   74,932,036
(y)++Eli Lilly & Co.                                   1.95%                    11/01/19  226,000,000  225,990,175
(y)++Eli Lilly & Co.                                   1.84%                    11/20/19   32,000,000   31,971,556
(y)++Eli Lilly & Co.                                   1.81%                    11/21/19   18,700,000   18,682,547
(y)++Emerson Electric Co.                              1.75%                    11/04/19   85,300,000   85,284,911
(y)++Emerson Electric Co.                              1.64%                    11/05/19   85,000,000   84,981,170
(y)++Erste Abwicklungsanstalt                          1.85%                    11/04/19   20,000,000   19,996,587
(y)++Erste Abwicklungsanstalt                          1.76%                    12/30/19   28,000,000   27,921,600
(y)++Erste Abwicklungsanstalt                          2.08%                    01/07/20   55,650,000   55,471,197
(r)++Erste Abwicklungsanstalt                          1.95% (US0001M + 15 bps) 02/26/20   60,000,000   60,008,433
(y)European Investment Bank                            1.78%                    12/17/19   56,000,000   55,877,904
(y)Exxon Mobil Corp.                                   1.98%                    11/12/19  200,000,000  199,896,600
(y)Exxon Mobil Corp.                                   1.86%                    11/13/19   40,000,000   39,977,654
(y)Exxon Mobil Corp.                                   1.79%                    11/22/19  101,000,000  100,901,244
(y)Exxon Mobil Corp.                                   1.86%                    12/02/19   36,300,000   36,248,276
(y)++Hydro-Quebec                                      1.80%                    11/22/19  100,000,000   99,902,222
(y)++John Deere Capital Corp.                          1.81%                    11/18/19   17,000,000   16,986,570
(y)++John Deere Capital Corp.                          1.73%                    11/19/19   57,000,000   56,952,258
(y)++John Deere Capital Corp.                          1.86%                    01/13/20   64,300,000   64,072,663
(y)++Kreditanstalt Fur Wiederaufbau                    1.73%                    11/01/19   12,200,000   12,199,461
(y)++Kreditanstalt Fur Wiederaufbau                    1.71%                    01/29/20   50,000,000   49,777,500
(y)++Landesbank Hessen-Thuringen                       1.79%                    11/21/19  100,000,000   99,898,500
(y)++Landesbank Hessen-Thuringen                       1.79%                    11/22/19  200,000,000  199,787,088
(y)++Landesbank Hessen-Thuringen                       1.79%                    11/25/19  100,000,000   99,878,542
(y)++Landesbank Hessen-Thuringen                       1.59%                    11/29/19   50,000,000   49,929,192
(y)++National Australia Bank                           1.55%                    11/01/19  250,000,000  249,988,729
(y)National Rural Utilities Cooperative Finance Corp.  1.73%                    11/01/19   50,000,000   49,997,799
(y)National Rural Utilities Cooperative Finance Corp.  1.81%                    11/04/19   25,000,000   24,995,578
(y)National Rural Utilities Cooperative Finance Corp.  1.62%                    11/07/19   29,300,000   29,290,884
(y)National Rural Utilities Cooperative Finance Corp.  1.74%                    11/08/19  100,000,000   99,964,400
(y)++Nederlandse Waterschaps NV                        2.06%                    12/04/19  150,000,000  149,764,409
(y)++Novartis Finance Corp.                            1.99%                    11/04/19   37,650,000   37,643,436
(y)++Novartis Finance Corp.                            2.00%                    11/12/19   63,000,000   62,966,421
(y)++Novartis Finance Corp.                            1.98%                    12/02/19   23,000,000   22,967,105
(y)++Novartis Finance Corp.                            1.83%                    12/16/19   50,000,000   49,893,370
(y)++NRW.Bank                                          2.08%                    11/08/19   21,255,000   21,247,188

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

October 31, 2019
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                Rate           Maturity Face Amount $ Fair Value $
--------------------                      -----------------------  -------- ------------- -------------
COMMERCIAL PAPER - 49.0% (CONTINUED)
(y)++NRW.Bank                             2.01%                    12/02/19   200,000,000   199,688,888
(y)++NRW.Bank                             1.97%                    12/09/19    75,000,000    74,857,813
(y)++NRW.Bank                             1.79%                    12/16/19    75,000,000    74,832,196
(y)Oesterreich Kontrollbank               2.08%                    11/06/19    44,431,000    44,419,315
(y)Oesterreich Kontrollbank               2.09%                    11/15/19   123,950,000   123,867,366
(r)++Oversea-Chinese Banking Corp., Ltd.  2.14% (US0003M + 1 bps)  12/05/19    25,000,000    24,999,869
(r)++Oversea-Chinese Banking Corp., Ltd.  2.17% (US0003M + 3 bps)  12/11/19   100,000,000    99,999,426
(r)++Oversea-Chinese Banking Corp., Ltd.  2.16% (US0003M + 4 bps)  02/18/20    50,000,000    50,001,358
(r)++Oversea-Chinese Banking Corp., Ltd.  2.16% (US0003M + 5 bps)  03/06/20   200,000,000   199,999,435
(r)++Oversea-Chinese Banking Corp., Ltd.  2.14% (US0001M + 20 bps) 04/09/20   100,000,000    99,985,080
(y)PACCAR Financial Corp.                 1.82%                    11/22/19    50,000,000    49,950,072
(y)PACCAR Financial Corp.                 1.80%                    12/02/19    29,100,000    29,057,139
(y)++Pfizer, Inc.                         2.04%                    01/23/20    50,000,000    49,797,700
(y)++PSP Capital, Inc.                    1.80%                    11/25/19    50,000,000    49,946,285
(y)++PSP Capital, Inc.                    1.70%                    12/02/19    25,000,000    24,965,533
(y)++PSP Capital, Inc.                    2.03%                    12/17/19   116,000,000   115,753,449
(y)++PSP Capital, Inc.                    1.78%                    01/02/20    26,900,000    26,820,632
(r)++Royal Bank of Canada NY              2.14% (US0003M + 14 bps) 01/16/20    30,000,000    30,007,753
(r)++Royal Bank of Canada NY              2.15% (US0001M + 16 bps) 03/05/20    75,000,000    75,010,172
(r)++Royal Bank of Canada NY              2.15% (US0003M + 5 bps)  04/01/20    60,000,000    60,004,745
(y)++Siemens Capital Co. LLC              1.78%                    11/06/19   150,000,000   149,960,475
(y)++Skandinaviska Enskilda Banken AB     1.73%                    11/18/19   320,000,000   319,713,599
(y)++Sumitomo Mitsui Bank NY              1.94%                    11/15/19   100,000,000    99,925,417
(y)++Sumitomo Mitsui Bank NY              1.93%                    11/26/19   200,000,000   199,741,444
(y)++Sumitomo Mitsui Bank NY              1.82%                    11/29/19    25,000,000    24,963,952
(r)++Toronto Dominion Bank NY             2.22% (US0001M + 37 bps) 11/20/19    45,000,000    45,009,619
(r)++Toronto Dominion Bank NY             2.11% (US0001M + 10 bps) 12/03/19    50,000,000    50,003,349
(r)++Toronto Dominion Bank NY             2.32% (US0003M + 21 bps) 12/06/19   100,000,000   100,016,270
(y)++Total Capital Canada, Ltd.           1.82%                    11/04/19   250,000,000   249,954,027
(y)++Total Capital Canada, Ltd.           1.75%                    11/07/19   225,000,000   224,928,249
(r)Toyota Motor Credit Corp.              2.19% (US0003M + 3 bps)  12/12/19   100,000,000   100,000,597
(r)Toyota Motor Credit Corp.              2.06% (US0003M + 3 bps)  01/03/20   150,000,000   150,001,799
(r)Toyota Motor Credit Corp.              1.95% (US0001M + 15 bps) 01/21/20   150,000,000   150,034,548
(r)Toyota Motor Credit Corp.              2.02% (US0001M + 20 bps) 04/20/20    30,000,000    29,994,770
(y)++United Overseas Bank                 2.13%                    11/12/19   100,000,000    99,947,800
(y)++United Overseas Bank                 2.13%                    11/13/19    75,000,000    74,957,534
(y)++United Overseas Bank                 2.09%                    12/04/19   100,000,000    99,848,606
(y)++Westpac Banking Corp.                1.67%                    11/01/19    50,000,000    49,997,514
                                                                            ------------- -------------
TOTAL COMMERCIAL PAPER (Cost $7,712,904,459)                                7,719,725,000 7,713,378,384
                                                                            ------------- -------------
YANKEE CERTIFICATES OF DEPOSIT - 12.0%
(r)Bank of Montreal Chicago               2.39% (US0001M + 39 bps) 12/04/19    70,000,000    70,024,193
(r)Bank of Montreal Chicago               2.19% (US0003M + 5 bps)  03/02/20    25,000,000    25,002,382
(r)Bank of Montreal Chicago               2.25% (US0003M + 6 bps)  05/08/20   250,000,000   250,037,922
(r)Bank of Montreal Chicago               2.22% (US0003M + 8 bps)  09/11/20    50,000,000    49,999,846
(r)Bank of Montreal Chicago               2.13% (US0001M + 31 bps) 10/23/20    50,000,000    50,001,300
(r)Bank of Nova Scotia                    2.29% (US0003M)          11/04/19   150,000,000   150,000,000
(r)Bank of Nova Scotia                    2.55% (US0003M + 26 bps) 11/04/19    26,000,000    26,000,000
(r)Bank of Nova Scotia                    2.32% (US0003M + 22 bps) 12/30/19    20,000,000    20,007,013
(r)Bank of Nova Scotia                    2.30% (US0003M + 18 bps) 02/18/20     1,840,000     1,841,055
(r)Bank of Nova Scotia                    2.18% (US0003M + 5 bps)  02/27/20    65,000,000    65,014,056
(r)Bank of Nova Scotia                    2.14% (US0003M + 5 bps)  04/03/20    40,000,000    40,003,194
(r)Canadian Imperial Bank of Commerce     2.17% (US0001M + 18 bps) 04/06/20   102,500,000   102,498,747
(r)Canadian Imperial Bank of Commerce     2.15% (US0001M + 17 bps) 05/08/20   250,000,000   249,925,175
(r)Canadian Imperial Bank of Commerce     2.08% (US0001M + 17 bps) 05/15/20    55,000,000    54,981,334
(r)Canadian Imperial Bank of Commerce     2.19% (US0001M + 16 bps) 06/01/20    45,000,000    44,974,102
(r)Canadian Imperial Bank of Commerce     2.11% (FEDL01 + 29 bps)  07/17/20    35,000,000    34,999,992
(r)Oversea-Chinese Banking Corp., Ltd.    2.09% (US0001M + 10 bps) 11/06/19   100,000,000   100,005,267
(r)Royal Bank of Canada NY                2.34% (US0003M + 21 bps) 12/10/19    75,000,000    75,013,758
(r)Royal Bank of Canada NY                2.15% (US0001M + 17 bps) 05/08/20    20,000,000    19,994,748
(r)Royal Bank of Canada NY                2.01% (US0001M + 16 bps) 05/22/20   100,000,000    99,961,211
(r)Toronto Dominion Bank NY               2.35% (US0003M + 21 bps) 12/03/19   100,000,000   100,014,719
(r)Toronto Dominion Bank NY               2.09% (US0001M + 10 bps) 12/03/19    50,000,000    50,000,002
(r)Toronto Dominion Bank NY               1.99% (US0001M + 11 bps) 02/18/20   200,000,000   200,018,180
                                                                            ------------- -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $1,880,345,804)                  1,880,340,000 1,880,318,196
                                                                            ------------- -------------
U.S. GOVERNMENT AGENCY SECURITIES - 3.1%
(y)Federal Home Loan Bank                 1.73%                    11/04/19   100,000,000    99,985,999
(y)Federal Home Loan Bank                 1.74%                    11/08/19    50,000,000    49,983,667

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (concluded)

October 31, 2019
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           Rate            Maturity Face Amount $  Fair Value $
--------------------                                 ------------------------- -------- ------------- ---------------
U.S. GOVERNMENT AGENCY SECURITIES - 3.1% (CONTINUED)
(y)Federal Home Loan Bank                            1.70%                     11/14/19   100,000,000      99,939,333
(y)Federal Home Loan Bank                            1.70%                     11/18/19   100,000,000      99,920,667
(y)Federal Home Loan Bank                            1.93%                     11/20/19    87,756,000      87,678,189
(y)Federal Home Loan Bank                            1.63%                     12/26/19    50,000,000      49,872,431
                                                                                        ------------- ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $487,369,143)                               487,756,000     487,380,286
                                                                                        ------------- ---------------
REPURCHASE AGREEMENTS - 26.7%
Bank of America Securities LLC (Purchased on
  10/31/19, proceeds at maturity $150,007,208,
  collateralized by U.S. Treasury Securities, 2.75%
  - 5.25%, 4/30/23 - 2/15/29, market value
  $153,000,003)                                      1.73%                     11/01/19   150,000,000     150,000,000
Barclays Bank PLC (Purchased on 10/31/19,
  proceeds at maturity $775,037,028, collateralized
  by U.S. Treasury Securities, 1.88% - 3.00%,
  1/31/22 - 8/15/27, market value $790,500,100)      1.72%                     11/01/19   775,000,000     775,000,000
Goldman Sachs & Co. (Purchased on 10/31/19,
  proceeds at maturity $775,035,736, collateralized
  by U.S. Government Agency Backed Securities,
  2.50% - 5.50%, 4/15/40 - 9/15/54, market value
  $790,500,000)                                      1.66%                     11/01/19   775,000,000     775,000,000
HSBC Securities (USA), Inc. (Purchased on
  10/31/19, proceeds at maturity $200,009,556,
  collateralized by U.S. Treasury Securities, 0.00%
  - 3.38%, 11/15/19 - 8/15/27, market value
  $204,000,014)                                      1.72%                     11/01/19   200,000,000     200,000,000
JPMorgan Securities, Inc. (Purchased on 10/31/19,
  proceeds at maturity $75,003,604, collateralized
  by U.S. Treasury Securities, 1.63% - 5.50%,
  1/31/26 - 2/15/29, market value $76,500,028)       1.73%                     11/01/19    75,000,000      75,000,000
JPMorgan Securities, Inc. (Purchased on 10/31/19,
  proceeds at maturity $700,033,833, collateralized
  by U.S. Government Agency Backed Securities,
  2.50% - 7.00%, 10/20/30 - 9/15/61, market value
  $714,000,000)                                      1.74%                     11/01/19   700,000,000     700,000,000
Mizuho Securities USA, Inc. (Purchased on
  10/31/19, proceeds at maturity $400,019,111,
  collateralized by U.S. Treasury Securities, 2.00%
  - 2.63%, 6/15/21 - 5/31/24, market value
  $408,000,054)                                      1.72%                     11/01/19   400,000,000     400,000,000
RBC Dominion Securities (Purchased on 10/31/19,
  proceeds at maturity $775,037,028, collateralized
  by U.S. Treasury Securities, 0.00% - 8.75%,
  11/7/19 - 2/15/29, market value $790,500,005)      1.72%                     11/01/19   775,000,000     775,000,000
Toronto Dominion Securities USA LLC (Purchased
  on 10/31/19, proceeds at maturity $350,016,917,
  collateralized by U.S. Government Agency
  Backed Securities, 0.00% - 6.75%, 11/26/19 -
  9/15/29, market value $357,003,915)                1.74%                     11/01/19   350,000,000     350,000,000
                                                                                        ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $4,200,000,000)                                       4,200,000,000   4,200,000,000
                                                                                        ------------- ---------------
U.S. TREASURY OBLIGATIONS - 6.5%
(y)U.S. Treasury Bill                                1.64%                     12/03/19   100,000,000      99,863,636
(y)U.S. Treasury Bill                                1.65%                     12/10/19   100,000,000      99,838,385
(r)U.S. Treasury Note                                1.78% (USBMMY3M + 14 bps) 04/30/21   450,000,000     449,422,056
(r)U.S. Treasury Note                                1.86% (USBMMY3M + 22 bps) 07/31/21   375,000,000     374,942,805
                                                                                        ------------- ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,024,482,238)                                   1,025,000,000   1,024,066,882
                                                                                        ------------- ---------------
TOTAL INVESTMENTS (Cost $15,727,495,577) - 100.0%                                                     $15,727,527,101
                                                                                                      ===============

FEDL01--Federal Funds Rate
US0001M--1 Month US Dollar LIBOR
US0003M--3 Month US Dollar LIBOR
USBMMY3M--U.S. Treasury 3 Month Bill Money Market Yield

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at October 31, 2019 was $6,448,922,439 which represented 41.0% of the total investments of the Fund.
(r) The adjustable/variable rate shown is effective as of October 31, 2019.
(y) The rate shown is the effective yield.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2019

ASSETS:
Investments, at value                                                                $11,527,527,101
Repurchase agreements, at value                                                        4,200,000,000
                                                                                     ---------------
       Total Investments                                                              15,727,527,101
                                                                                     ---------------
Cash                                                                                     653,188,760
Interest receivable                                                                       11,082,145
                                                                                     ---------------
       Total Assets                                                                   16,391,798,006
                                                                                     ---------------
LIABILITIES:
Distributions payable                                                                     27,128,914
Accrued expenses and other payables:
   Investment Management Fees                                                                694,781
   CCO Fees                                                                                    2,974
   Director/Trustee Fees                                                                     637,053
   Professional Fees                                                                          45,983
   Transfer Agent Fees                                                                         9,794
   Other Expenses                                                                             81,100
                                                                                     ---------------
       Total Liabilities                                                                  28,600,599
                                                                                     ---------------
Net Assets                                                                           $16,363,197,407
                                                                                     ===============
NET ASSETS CONSIST OF:
Capital                                                                              $16,363,375,963
Total Distributable Earnings / (Loss)                                                       (178,556)
                                                                                     ---------------
NET ASSETS                                                                           $16,363,197,407
                                                                                     ===============
Shares of Beneficial Interest (unlimited number of shares authorized, no par value)    1,414,189,568
                                                                                     ===============
Net Asset Value (offering and redemption price per share)                            $       11.5707
                                                                                     ===============
Investments at cost                                                                  $15,727,495,577

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF OPERATIONS
OCTOBER 31, 2019

      INVESTMENT INCOME:
      Interest                                              $490,088,537
                                                            ------------
         Total Investment Income                             490,088,537
                                                            ------------
      EXPENSES:
      Investment Management Fees                              10,064,371
      Administration Fees                                      1,177,691
      CCO Fees                                                    17,684
      Director/Trustee Fees                                       79,469
      Professional Fees                                           70,804
      Transfer Agent Fees                                        115,166
      Other Expenses                                             317,815
                                                            ------------
         Total Expenses Before Fee Reductions                 11,843,000
                                                            ------------
      Fees Paid Indirectly                                    (1,177,691)
                                                            ------------
         Net Expenses                                         10,665,309
                                                            ------------
      Net Investment Income                                  479,423,228
                                                            ------------
      REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
      Net Realized Losses from Investment Transactions           (43,771)
      Net Change in Unrealized Appreciation on Investments       382,493
                                                            ------------
      Net Realized and Unrealized Gains from Investments         338,722
                                                            ------------
      CHANGE IN NET ASSETS RESULTING FROM OPERATIONS        $479,761,950
                                                            ============

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR       FOR THE YEAR
                                                                              ENDED              ENDED
                                                                         OCTOBER 31, 2019   OCTOBER 31, 2018
                                                                         ----------------  -----------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net Investment Income                                                 $    479,423,228  $     456,986,745
   Net Realized Gains (Losses) from Investment Transactions                       (43,771)            34,677
   Net Change in Unrealized Appreciation (Depreciation) on Investments            382,493         (2,650,644)
                                                                         ----------------  -----------------
   Change in net assets resulting from operations                             479,761,950        454,370,778
                                                                         ----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Total Distributions Paid                                                  (479,457,652)      (457,097,559)
                                                                         ----------------  -----------------
   Change in Net Assets from Distributions to Shareholders                   (479,457,652)      (457,097,559)
                                                                         ----------------  -----------------
CAPITAL TRANSACTIONS:
   Proceeds from Shares Issued                                             95,178,731,584    117,235,760,486
   Dividends Reinvested                                                           186,373            145,455
   Cost of Shares Redeemed                                                (99,593,526,561)  (121,732,128,948)
                                                                         ----------------  -----------------
   Change in Net Assets from Capital Transactions                          (4,414,608,604)    (4,496,223,007)
                                                                         ----------------  -----------------
Change in Net Assets                                                       (4,414,304,306)    (4,498,949,788)
NET ASSETS:
Beginning of Period                                                        20,777,501,713     25,276,451,501
                                                                         ----------------  -----------------
End of Period                                                            $ 16,363,197,407  $  20,777,501,713
                                                                         ================  =================
SHARES TRANSACTIONS:
   Shares Issued                                                            8,225,889,375     10,132,257,344
   Reinvested                                                                      16,108             12,571
   Shares Redeemed                                                         (8,607,471,835)   (10,520,890,040)
                                                                         ----------------  -----------------
Change in Shares                                                             (381,566,352)      (388,620,125)
                                                                         ================  =================

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                             FOR THE          FOR THE           FOR THE        FOR THE         FOR THE
                                           YEAR ENDED       YEAR ENDED        YEAR ENDED     YEAR ENDED      YEAR ENDED
                                           OCTOBER 31,      OCTOBER 31,       OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                              2019             2018              2017         2016/(A)/         2015
                                         -----------      -----------      -----------       -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD     $   11.5703      $   11.5715      $   11.5723       $   11.5700  $     11.57
                                         -----------      -----------      -----------       -----------  -----------
INVESTMENT ACTIVITIES:
   Net Investment Income                      0.2746           0.2041           0.1090            0.0472         0.01
   Net Realized and Unrealized
     Gain/(Losses) on Investments             0.0004          (0.0012)         (0.0007)           0.0024           -- /(b)/
                                         -----------      -----------      -----------       -----------  -----------
Total from Investment Activities              0.2750           0.2029           0.1083            0.0496         0.01
                                         -----------      -----------      -----------       -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                     (0.2746)         (0.2041)         (0.1091)          (0.0472)       (0.01)
   Net Realized Gains                            -- /(b)/         -- /(b)/          -- /(b)/     (0.0001)          -- /(b)/
                                         -----------      -----------      -----------       -----------  -----------
TOTAL DISTRIBUTIONS                          (0.2746)         (0.2041)         (0.1091)          (0.0473)       (0.01)
                                         -----------      -----------      -----------       -----------  -----------
Net Asset Value, End of Period           $   11.5707      $   11.5703      $   11.5715       $   11.5723  $     11.57
                                         ===========      ===========      ===========       ===========  ===========
Total Return                                    2.41%            1.77%            0.94%             0.43%        0.11%
SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S)        $16,363,197      $20,777,502      $25,276,452       $22,432,814  $23,230,655
Ratios to Average Net Assets:
Net Investment Income                           2.38%            1.74%            0.95%             0.41%        0.11%
Gross Expenses                                  0.06%            0.06%            0.06%             0.06%        0.06%
Net Expenses/(c)/                               0.05%            0.05%            0.05%             0.05%        0.06%

(a)As a result of the SEC's rules on money market reform, the financial highlight values are now presented to 4 digits beginning in 2016.
(b)Amount less than $0.005.
(c)Ratio as disclosed reflects the impact of custody fee credits earned by the Fund on cash balances.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements
October 31, 2019

A. ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust consists of eleven series, one of which, The DFA Short Term Investment Fund (the "Fund"), is included in this report. The remaining series are presented in separate reports. The Fund is an investment company and, accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services - Investment Companies."

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Trustees of the Trust (the "Board"), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust's policies and for overseeing the management of the Trust. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION - The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..Level 1  -   inputs are quoted prices in active markets for identical
              securities

..Level 2  -   other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..Level 3  -   significant unobservable inputs (including the Fund's own
              assumptions in determining the fair value of investments)

The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Debt securities are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These valuations are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund's investments is disclosed previously in this Note. A valuation hierarchy table has been provided below. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (continued)
October 31, 2019

When determining the fair value of the Fund's investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The following table provides the fair value measurements of the Fund's investments by level within the fair value hierarchy as of October 31, 2019:

                                          LEVEL 1       LEVEL 2       LEVEL 3
                                        INVESTMENTS   INVESTMENTS   INVESTMENTS
                                            IN            IN            IN
                                        SECURITIES    SECURITIES    SECURITIES
                                        ----------- --------------- -----------
 THE DFA SHORT TERM INVESTMENT FUND
    Corporate Bonds                         $--     $   351,416,509     $--
    Yankee Bond                              --          70,966,844      --
    Commercial Paper                         --       7,713,378,384      --
    Yankee Certificates of Deposit           --       1,880,318,196      --
    U.S. Government Agency Securities        --         487,380,286      --
    Repurchase Agreements                    --       4,200,000,000      --
    U.S. Treasury Obligations                --       1,024,066,882      --
                                            ---     ---------------     ---
        Total Investments                   $--     $15,727,527,101     $--
                                            ===     ===============     ===

2. DEFERRED COMPENSATION PLAN - Each eligible trustee (each a "Trustee" and collectively, the "Trustees") of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Director/Trustee Fees.

Each Trustee has the option to receive the distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

At October 31, 2019, the Fund's total liability of $591,022 for deferred compensation to Trustees is included in the "Director/Trustee Fees" payable (a line item which also includes Trustee fees/expenses, currently in a prepaid state) on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Interest income is recognized on an accrual basis and includes amortization or accretion of premia or

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (continued)
October 31, 2019

discount using the straight-line method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premia during the respective holding period.

4. ALLOCATIONS - The Trust bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operation, whether incurred directly by the Trust or by Dimensional Fund Advisors LP, the Fund's investment adviser (the "Advisor" or "DFA"), on its behalf. Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective portfolios in the Trust on the basis of their relative net assets.

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulation, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary (e.g., wash sale losses) or permanent (e.g., reclassification of certain gain/loss and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of October 31, 2019, attributable to distribution redesignations.

As of October 31, 2019, the tax cost of securities and the breakdown of unrealized appreciation and depreciation of securities for federal income tax purposes are as follows:

                                                                              Net Unrealized
                                      Tax Cost of    Unrealized   Unrealized  Appreciation /
                                      Securities    Appreciation Depreciation (Depreciation)
                                    --------------- ------------ ------------ --------------
The DFA Short Term Investment Fund  $15,727,495,577   $814,237    $(782,713)     $31,524

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The tax character of distributions paid to shareholders during the years ended October 31, 2019 and October 31, 2018 were as follows:

                                                Distributions Paid From
                                    -----------------------------------------------
                                    Net Investment   Long-Term         Total
                                        Income     Capital Gains Distributions Paid
                                    -------------- ------------- ------------------
The DFA Short Term Investment Fund
2019                                 $490,701,016       $--         $490,701,016
2018                                  446,030,092        --          446,030,092

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (continued)
October 31, 2019

As of October 31, 2019, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                                        Undistributed
                                    -------------------------------------------------------------------------------------
                                                 Long-                                                           Total
                                                 Term                             Accumulated    Unrealized   Accumulated
                                     Ordinary   Capital Accumulated Distributions Capital And   Appreciation   Earnings
                                      Income     Gains   Earnings      Payable    Other Losses (Depreciation)  (Deficit)
                                    ----------- ------- ----------- ------------- ------------ -------------- -----------
The DFA Short Term Investment Fund  $27,689,785   $--   $27,689,785 $(27,138,305)   $(43,771)     $31,524      $539,233

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS - The Fund may engage in repurchase agreement transactions with counterparties with creditworthiness and other characteristics deemed appropriate by the Advisor. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund's ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Fund seeks to assert its rights.

Repurchase agreements ("RA") permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty's bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund's obligation under bankruptcy law to return the excess to the counterparty.

E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER - Dimensional Fund Advisors LP serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the "Investment Management Agreement"), the Advisor manages the investment and reinvestment of the Fund's assets. DFA has served as the Fund's investment advisor since the Fund's commencement of operations. Pursuant to the terms of the investment management agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

FEES PAID TO OFFICERS AND TRUSTEES - Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. Amounts paid to the Trust's CCO are reflected on the Statement of Operations as "CCO fees".

At October 31, 2019, the following number of shareholders held the approximate percentage of the Fund's outstanding shares:

                                         Number of   Approximate Percentage
                                        Shareholders of Outstanding Shares
                                        ------------ ----------------------
    The DFA Short Term Investment Fund       6                 48%

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (continued)
October 31, 2019

F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 calendar days or less and which are considered Eligible Securities (as defined in Rule 2a-7 under the 1940 Act). The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Fund, together with other Dimensional-advised portfolios, has entered into a $700 million unsecured line of credit with its custodian bank effective January 4, 2019. A similar line of credit for $700 million was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 3, 2020. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2019.

Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objective and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

For the year ended October 31, 2019, activity by the Fund under the interfund lending program was as follows:

                                                                                                           Maximum
                                                                                                           Amount
                                              Weighted       Weighted                                     Borrowed/
                                          Average Interest Average Loan Number of Days    Interest         Loaned
Lender                    Borrower              Rate         Balance     Outstanding*  Expense/Income during the Period
------              --------------------- ---------------- ------------ -------------- -------------- -----------------
The DFA Short Term  The Emerging Markets
  Investment Fund   Small Cap Series            2.80%           --            2              --              --

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2019, that the Fund's interfund lending program was used.

H. RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund's early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (concluded)
October 31, 2019


I. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financials statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA SHORT TERM INVESTMENT FUND
October 31, 2019

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The DFA Short Term Investment Fund

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The DFA Short Term Investment Fund (one of the funds constituting The DFA Investment Trust Company, hereafter referred to as the "Fund") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information
October 31, 2019 - (Unaudited)

OTHER FEDERAL TAX INFORMATION

For the year ended October 31, 2019, certain distributions paid by the Fund may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with the 2019 Form 1099-DIV.

For the year ended October 31, 2019, the Fund designated the following amount as a short term capital gain distribution in accordance with Sections 871 (k) (2) and 881 (a) of the Internal Revenue Code:

                                                      Amount
                                                      -------
                  The DFA Short Term Investment Fund  $33,115

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (continued)
October 31, 2019 - (Unaudited)

EXPENSE EXAMPLES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.

Actual Expenses
---------------

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                     Annualized
                                      Beginning      Ending       Expenses Paid     Expense Ratio
                                    Account Value Account Value  During Period*     During Period
                                       5/1/19       10/31/19    5/1/19 - 10/31/19 5/1/19 - 10/31/19
                                    ------------- ------------- ----------------- -----------------
The DFA Short Term Investment Fund    $1,000.00     $1,011.50         $0.25             0.05%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from May 1, 2019 to October 31, 2019, divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                     Annualized
                                      Beginning      Ending       Expenses Paid     Expense Ratio
                                    Account Value Account Value  During Period*     During Period
                                       5/1/19       10/31/19    5/1/19 - 10/31/19 5/1/19 - 10/31/19
                                    ------------- ------------- ----------------- -----------------
The DFA Short Term Investment Fund    $1,000.00     $1,024.95         $0.26             0.05%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from May 1, 2019 to October 31, 2019, divided by the number of days in the fiscal year.

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (concluded)
October 31, 2019 - (Unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available
(1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

PORTFOLIO HOLDINGS INFORMATION

The SEC requires that all money market funds publish their holdings on a monthly basis on the fund's website and file a complete Schedule of Investments with the SEC monthly on Form N-MFP. Such Form N-MFP filing must be made within five business days of the end of the month. They are available on the Fund's website at http://us.dimensional.com/dfa-short-term-investment-fund, or by visiting the SEC's website at http://www.sec.gov.

THE DFA SHORT TERM INVESTMENT FUND
Fund Management
October 31, 2019 - (Unaudited)

Trustees / Directors

Disinterested Directors

                                                                                                                 OTHER
                                                                                            PORTFOLIOS      DIRECTORSHIPS OF
                                  TERM OF                                                   WITHIN THE          PUBLIC
                                 OFFICE/1/ AND                                               DFA FUND       COMPANIES HELD
NAME, ADDRESS AND YEAR           LENGTH OF                                                  COMPLEX/2/       DURING PAST 5
OF BIRTH               POSITION   SERVICE       PRINCIPAL OCCUPATION DURING PAST 5 YEARS     OVERSEEN            YEARS
---------------------- --------- ------------   ----------------------------------------  -------------- -----------------------
 George M.             Director  Since 1983     Leo Melamed Professor of Finance,         128 portfolios None
 Constantinides                                 University of Chicago Booth               in 4
 University of                                  School of Business (since 1978).          investment
 Chicago Booth                                                                            companies
 School of Business
 5807 S. Woodlawn
 Avenue Chicago, IL
 60637

 1947

 Douglas W. Diamond    Director  Since 2017     Merton H. Miller Distinguished            128 portfolios None
 c/o Dimensional                                Service Professor of Finance,             in 4
 Fund Advisors LP                               University of Chicago Booth               investment
 6300 Bee Cave Road,                            School of Business (since 1988).          companies
 Building One                                   Visiting Scholar, Federal Reserve
 Austin, TX 78746                               Bank of Richmond (since 1990).
                                                Formerly, Fischer Black Visiting
 1953                                           Professor of Financial Economics,
                                                Alfred P. Sloan School of
                                                Management, Massachusetts
                                                Institute of Technology (2015 to
                                                2016).

 Darrell Duffie c/o    Director  Since March    Dean Witter Distinguished                 128 portfolios Formerly, Director,
 Dimensional Fund                2019           Professor of Finance, Graduate            in 4           Moody's Corporation
 Advisors LP 6300                               School of Business, Stanford              investment     (financial information
 Bee Cave Road,                                 University (since 1984).                  companies      and information
 Building One                                                                                            technology) (2008-
 Austin, TX 78746                                                                                        April 2018).

 1954

 Roger G. Ibbotson     Director  Since 1981     Professor in Practice Emeritus of         128 portfolios None
 Yale School of                                 Finance, Yale School of                   in 4
 Management P.O. Box                            Management (since 1984).                  investment
 208200 New Haven,                              Chairman and Partner, Zebra               companies
 CT 06520-8200                                  Capital Management, LLC (hedge
                                                fund and asset manager) (since
 1943                                           2001). Formerly, Consultant to
                                                Morningstar, Inc. (2006 - 2016).

 Edward P. Lazear      Director  Since 2010     Distinguished Visiting Fellow,            128 portfolios None
 Stanford University                            Becker Friedman Institute for             in 4
 Graduate School of                             Research in Economics, University         investment
 Business Knight                                of Chicago (since 2015). Morris           companies
 Management Center,                             Arnold Cox Senior Fellow, Hoover
 E346 Stanford, CA                              Institution (since 2002). Davies
 94305                                          Family Professor of Economics,
                                                Graduate School of Business,
 1948                                           Stanford University (since 1995).
                                                Cornerstone Research (expert
                                                testimony and economic and
                                                financial analysis) (since 2009).

 Myron S. Scholes      Director  Since 1981     Chief Investment Strategist, Janus        128 portfolios Formerly, Adviser,
 c/o Dimensional                                Henderson Investors (since 2014).         in 4           Kuapay, Inc. (2013-
 Fund Advisors LP                               Frank E. Buck Professor of                investment     2014). Formerly,
 6300 Bee Cave Road,                            Finance, Emeritus, Graduate               companies      Director, American
 Building One                                   School of Business, Stanford                             Century Fund
 Austin, TX 78746                               University (since 1981).                                 Complex (registered
                                                                                                         investment
 1941                                                                                                    companies) (43
                                                                                                         Portfolios) (1980-
                                                                                                         2014).

THE DFA SHORT TERM INVESTMENT FUND
Fund Management - (continued)
October 31, 2019 - (Unaudited)

                                                                                                              OTHER
                                                                                                         DIRECTORSHIPS OF
                               TERM OF                                                PORTFOLIOS WITHIN      PUBLIC
                              OFFICE/1/ AND                                             THE DFA FUND     COMPANIES HELD
NAME, ADDRESS AND             LENGTH OF                                                  COMPLEX/2/        DURING PAST
YEAR OF BIRTH       POSITION   SERVICE       PRINCIPAL OCCUPATION DURING PAST 5 YEARS     OVERSEEN           5 YEARS
-----------------   --------- ------------   ---------------------------------------- -----------------  -----------------
Abbie J. Smith      Director  Since 2000     Boris and Irene Stern Distinguished       128 portfolios    Director (since
University of                                Service Professor of Accounting,          in 4              2000) and
Chicago Booth                                University of Chicago Booth School of     investment        formerly, Lead
School of Business                           Business (since 1980).                    companies         Director (2014-
5807 S. Woodlawn                                                                                         2017), HNI
Avenue                                                                                                   Corporation
Chicago, IL 60637                                                                                        (office
                                                                                                         furniture);
1953                                                                                                     Director, Ryder
                                                                                                         System Inc.
                                                                                                         (transportation,
                                                                                                         logistics and
                                                                                                         supply-chain
                                                                                                         management)
                                                                                                         (since 2003);
                                                                                                         and Trustee,
                                                                                                         UBS Funds (3
                                                                                                         investment
                                                                                                         companies
                                                                                                         within the fund
                                                                                                         complex) (19
                                                                                                         portfolios)
                                                                                                         (since 2009).

Ingrid M. Werner    Director  Since March    Martin and Andrew Murrer Professor of     128 portfolios    Director, Fourth
c/o Dimensional               2019           Finance, Fisher College of Business,      in 4              Swedish AP
Fund Advisors LP                             The Ohio State University (since          investment        Fund (pension
6300 Bee Cave                                1998). Adjunct Member, the Prize          companies         fund asset
Road, Building One                           Committee for the Swedish Riksbank                          management)
Austin, TX 78746                             Prize in Economic Sciences in Memory                        (since 2017).
                                             of Alfred Nobel (annual award for
1961                                         significant scientific research
                                             contribution) (since January 2018).
                                             President, Western Finance
                                             Association (global association of
                                             academic researchers and
                                             practitioners in finance) (since June
                                             2018). Director, American Finance
                                             Association (global association of
                                             academic researchers and
                                             practitioners in finance) (since
                                             January 2019). Member, Economic
                                             Advisory Committee, FINRA (since
                                             2017). Chairman, Scientific Advisory
                                             Board, Swedish House of Finance
                                             (institute supporting academic
                                             research in finance) (since 2014).
                                             Member, Scientific Board, Danish
                                             Finance Institute (institute
                                             supporting academic research in
                                             finance) (since 2017). Member,
                                             Academic Board, Mistra Financial
                                             Systems (organization funding
                                             academic research on environment,
                                             governance and climate/sustainability
                                             in finance) (since 2016). Fellow,
                                             Center for Analytical Finance
                                             (academic research) (since 2015).
                                             Associate Editor, Journal of Finance
                                             (since 2016).

INTERESTED DIRECTOR

      The following interested Director is described as such because he is deemed to be an "interested person," as that term is defined under the 1940 Act, due to his position with the Advisor.

THE DFA SHORT TERM INVESTMENT FUND
Fund Management - (continued)
October 31, 2019 - (Unaudited)

                                                                                         PORTFOLIOS
                                 TERM OF                                                 WITHIN THE     OTHER DIRECTORSHIPS
   NAME, ADDRESS                OFFICE/1/                                                 DFA FUND      OF PUBLIC COMPANIES
    AND YEAR OF                AND LENGTH OF                                             COMPLEX/2/     HELD DURING PAST 5
       BIRTH          POSITION   SERVICE      PRINCIPAL OCCUPATION DURING PAST 5 YEARS    OVERSEEN             YEARS
    -------------     -------- -------------  ---------------------------------------- ---------------- -------------------
David G. Booth        Chairman  Since 1981    Chairman, Director/Trustee, and          128 portfolios          None
6300 Bee Cave Road,   and                     formerly, President and Co-Chief         in 4 investment
Building One Austin,  Director                Executive Officer (each until March      companies
TX 78746                                      2017) of Dimensional Emerging Markets
1946                                          Value Fund ("DEM"), DFAIDG, Dimensional
                                              Investment Group Inc. ("DIG") and The
                                              DFA Investment Trust Company
                                              ("DFAITC"). Executive Chairman, and
                                              formerly, President and Co-Chief
                                              Executive Officer (each until February
                                              2017) of Dimensional Holdings Inc.,
                                              Dimensional Fund Advisors LP,
                                              Dimensional Investment LLC and DFA
                                              Securities LLC (collectively with DEM,
                                              DFAIDG, DIG and DFAITC, the "DFA
                                              Entities"). Formerly, Chairman and
                                              Director (2009-2018) and Co-Chief
                                              Executive Officer (2010 - June 2017) of
                                              Dimensional Fund Advisors Canada ULC.
                                              Trustee, University of Chicago (since
                                              2002). Trustee, University of Kansas
                                              Endowment Association (since 2005).
                                              Formerly, Director of Dimensional Fund
                                              Advisors Ltd. (2002 - July 2017), DFA
                                              Australia Limited (1994 - July 2017),
                                              Dimensional Advisors Ltd. (2012 - July
                                              2017), Dimensional Funds plc (2006 -
                                              July 2017) and Dimensional Funds II plc
                                              (2006 - July 2017). Formerly, Director
                                              and President of Dimensional Japan Ltd.
                                              (2012 - April 2017). Formerly,
                                              President, Dimensional SmartNest (US)
                                              LLC (2009-2014); and Limited Partner,
                                              VSC Investors, LLC (2007-2015).
                                              Formerly, Chairman, Director, President
                                              and Co- Chief Executive Officer of
                                              Dimensional Cayman Commodity Fund I
                                              Ltd. (2010-September 2017).

1 Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2 Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                  TERM OF OFFICE/1/
NAME AND YEAR OF                   AND LENGTH OF
     BIRTH           POSITION         SERVICE        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------  --------------- ----------------   ----------------------------------------
Valerie A. Brown  Vice President    Since 2001         Vice President and Assistant
1967              and Assistant                        Secretary of
                  Secretary                               .  all the DFA Entities (since
                                                             2001)
                                                          .  DFA Australia Limited
                                                             (since 2002)
                                                          .  Dimensional Fund Advisors
                                                             Ltd. (since 2002)
                                                          .  Dimensional Cayman
                                                             Commodity Fund I Ltd.
                                                             (since 2010)
                                                          .  Dimensional Fund Advisors
                                                             Pte. Ltd. (since 2012)
                                                          .  Dimensional Hong Kong
                                                             Limited (since 2012)
                                                       Director, Vice President and
                                                       Assistant Secretary (since 2003) of
                                                          .  Dimensional Fund Advisors
                                                             Canada ULC
Ryan P. Buechner  Vice President      Since            Vice President and Assistant
1982              and Assistant     September          Secretary of
                                       2019               .  DFAIDG, DIG, DFAITC and DEM
                                                             (since September 2019)
                                                       Vice President (since January
                                                       2018) of

THE DFA SHORT TERM INVESTMENT FUND
Fund Management - (continued)
October 31, 2019 - (Unaudited)

                                   TERM OF OFFICE/1/
NAME AND YEAR OF                    AND LENGTH OF
      BIRTH           POSITION         SERVICE                       PRINCIPAL OCCUPATION DURING PAST 5 YEARS
 ----------------  --------------- ----------------   -----------------------------------------------------------------------
                   Secretary                              .  Dimensional Holdings Inc.
                                                          .  Dimensional Fund Advisors LP
                                                          .  Dimensional Investment LLC
                                                          .  DFA Securities LLC
David P. Butler    Co-Chief          Since 2017       Co-Chief Executive Officer (since 2017) of
1964               Executive                              .  all the DFA entities
                   Officer                            Director (since 2017) of
                                                          .  Dimensional Holdings Inc.
                                                          .  Dimensional Fund Advisors Canada ULC
                                                          .  Dimensional Japan Ltd.
                                                          .  Dimensional Advisors Ltd.
                                                          .  Dimensional Fund Advisors Ltd.
                                                          .  DFA Australia Limited
                                                      Director and Co-Chief Executive Officer (since 2017) of
                                                          .  Dimensional Cayman Commodity Fund I Ltd.
                                                      Head of Global Financial Advisor Services (since 2007) for
                                                          .  Dimensional Fund Advisors LP
                                                      Formerly, Vice President (2007 - 2017) of
                                                          .  all the DFA Entities
Stephen A. Clark   Executive         Since 2017       Executive Vice President (since 2017) of
1972               Vice President                         .  all the DFA entities
                                                      Director and Vice President (since 2016) of
                                                          .  Dimensional Japan Ltd.
                                                      President and Director (since 2016) of
                                                          .  Dimensional Fund Advisors Canada ULC
                                                      Vice President (since 2008) and Director (since 2016) of
                                                          .  DFA Australia Limited
                                                      Director (since 2016) of
                                                          .  Dimensional Advisors Ltd.
                                                          .  Dimensional Fund Advisors Pte. Ltd.
                                                          .  Dimensional Hong Kong Limited
                                                      Vice President (since 2016) of
                                                          .  Dimensional Fund Advisors Pte. Ltd.
                                                      Formerly, Vice President (2004 - 2017) of
                                                          .  all the DFA Entities
                                                      Formerly, Vice President (2010 - 2016) of
                                                          .  Dimensional Fund Advisors Canada ULC
                                                      Formerly, Head of Institutional, North America (2012 - 2013) and Head
                                                      of Global Institutional Services (2014-2018) for
                                                          .  Dimensional Fund Advisors LP
Christopher S.     Vice President    Since 2004       Vice President and Global Chief Compliance Officer (since 2004) of
Crossan            and Global                             .  all the DFA Entities
1965               Chief                                  .  DFA Australia Limited
                   Compliance                             .  Dimensional Fund Advisors Ltd.
                   Officer                            Chief Compliance Officer (since 2006) and Chief Privacy Officer (since
                                                      2015) of
                                                          .  Dimensional Fund Advisors Canada ULC
                                                      Chief Compliance Officer of
                                                          .  Dimensional Fund Advisors Pte. Ltd. (since 2012)
                                                          .  Dimensional Japan Ltd. (since 2017)
                                                      Formerly, Vice President and Global Chief Compliance Officer (2010 -
                                                      2014) for
                                                          .  Dimensional SmartNest (US) LLC
Gregory K. Hinkle  Vice            Vice President     Vice President, Chief Financial Officer, and Treasurer (since 2016) of
1958               President,      since 2015 and         .  all the DFA Entities

THE DFA SHORT TERM INVESTMENT FUND
Fund Management - (continued)
October 31, 2019 - (Unaudited)

                                          TERM OF
                                        OFFICE/1/ AND
                                         LENGTH OF
NAME AND YEAR OF BIRTH    POSITION        SERVICE                      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------  -------------- ---------------- ------------------------------------------------------------------------
                        Chief          Chief Financial      .  Dimensional Advisors Ltd.
                        Financial        Officer and        .  Dimensional Fund Advisors Ltd.
                        Officer, and   Treasurer since      .  Dimensional Hong Kong Limited
                        Treasurer           2016            .  Dimensional Cayman Commodity Fund I Ltd.
                                                            .  Dimensional Fund Advisors Canada ULC
                                                            .  Dimensional Fund Advisors Pte. Ltd.
                                                            .  DFA Australia Limited
                                                        Director (since 2016) for
                                                            .  Dimensional Funds plc
                                                            .  Dimensional Funds II plc
                                                        Formerly, interim Chief Financial Officer and interim Treasurer
                                                        (2016) of
                                                            .  all the DFA Entities
                                                            .  Dimensional Fund Advisors LP
                                                            .  Dimensional Fund Advisors Ltd.
                                                            .  DFA Australia Limited
                                                            .  Dimensional Advisors Ltd.
                                                            .  Dimensional Fund Advisors Pte. Ltd.
                                                            .  Dimensional Hong Kong Limited
                                                            .  Dimensional Cayman Commodity Fund I Ltd.
                                                            .  Dimensional Fund Advisors Canada ULC
                                                        Formerly, Controller (2015 - 2016) of
                                                            .  all the DFA Entities
                                                            .  Dimensional Fund Advisors LP
                                                        Formerly, Vice President (2008 - 2015) of
                                                            .  T. Rowe Price Group, Inc.
                                                        Formerly, Director of Investment Treasury and Treasurer (2008 - 2015) of
                                                            .  the T. Rowe Price Funds

 Jeff J. Jeon           Vice             Since 2004     Vice President (since 2004) and Assistant Secretary (2017-2019) of
 1973                   President                           .  all the DFA Entities
                                                        Vice President and Assistant Secretary (since 2010) of
                                                            .  Dimensional Cayman Commodity Fund I Ltd.

 Joy Lopez              Vice           Vice President   Vice President (since 2015) of
 1971                   President and  since 2015 and       .  all the DFA Entities
                        Assistant         Assistant     Assistant Treasurer (since 2017) of
                        Treasurer      Treasurer since      .  the DFA Fund Complex
                                            2017        Formerly, Senior Tax Manager (2013 - 2015) for
                                                            .  Dimensional Fund Advisors LP
 Kenneth M. Manell      Vice             Since 2010     Vice President (since 2010) of
 1972                   President                           .  all the DFA Entities
                                                            .  Dimensional Cayman Commodity Fund I Ltd.

 Catherine L. Newell    President and  President since  President (since 2017) of
 1964                   General           2017 and          .  the DFA Fund Complex
                        Counsel            General      General Counsel (since 2001) of
                                        Counsel since       .  All the DFA Entities
                                            2001        Executive Vice President (since 2017) and Secretary (since 2000) of
                                                            .  Dimensional Fund Advisors LP
                                                            .  Dimensional Holdings Inc.
                                                            .  DFA Securities LLC
                                                            .  Dimensional Investment LLC
                                                        Director (since 2002), Vice President (since 1997) and Secretary (since
                                                        2002) of
                                                            .  DFA Australia Limited
                                                            .  Dimensional Fund Advisors Ltd.
                                                        Vice President and Secretary of

THE DFA SHORT TERM INVESTMENT FUND
Fund Management - (continued)
October 31, 2019 - (Unaudited)

                                          TERM OF OFFICE/1/
                                           AND LENGTH OF       PRINCIPAL OCCUPATION DURING
NAME AND YEAR OF BIRTH      POSITION          SERVICE                 PAST 5 YEARS
----------------------  ----------------- ----------------   --------------------------------
                                                                 .  Dimensional Fund
                                                                    Advisors Canada ULC
                                                                    (since 2003)
                                                                 .  Dimensional Cayman
                                                                    Commodity Fund I Ltd.
                                                                    (since 2010)
                                                                 .  Dimensional Japan Ltd.
                                                                    (since 2012)
                                                                 .  Dimensional Advisors Ltd
                                                                    (since 2012)
                                                                 .  Dimensional Fund
                                                                    Advisors Pte. Ltd.
                                                                    (since 2012)
                                                             Director of
                                                                 .  Dimensional Funds plc
                                                                    (since 2002)
                                                                 .  Dimensional Funds II plc
                                                                    (since 2006)
                                                                 .  Director of Dimensional
                                                                    Japan Ltd. (since 2012)
                                                                 .  Dimensional Advisors
                                                                    Ltd. (since 2012)
                                                                 .  Dimensional Fund
                                                                    Advisors Pte. Ltd.
                                                                    (since 2012)
                                                                 .  Dimensional Hong Kong
                                                                    Limited (since 2012)
                                                             Formerly, Vice President and
                                                             Secretary (2010 - 2014) of
                                                                 .  Dimensional SmartNest
                                                                    (US) LLC
                                                             Formerly, Vice President (1997
                                                             - 2017) and Secretary (2000 -
                                                             2017) of
                                                                 .  the DFA Fund Complex
                                                             Formerly, Vice President of
                                                                 .  Dimensional Fund
                                                                    Advisors LP (1997 - 2017)
                                                                 .  Dimensional Holdings
                                                                    Inc. (2006 - 2017)
                                                                 .  DFA Securities LLC (1997
                                                                    - 2017)
                                                                 .  Dimensional Investment
                                                                    LLC (2009 - 2017)

 Selwyn Notelovitz      Vice President      Since 2013       Vice President and Deputy Chief
 1961                   and Deputy                           Compliance Officer of
                        Chief                                    .  the DFA Fund Complex
                        Compliance                                  (since 2013)
                        Officer                                  .  Dimensional Fund
                                                                    Advisors LP (since 2012)

 Carolyn L. O           Vice President    Vice President     Vice President (since 2010) and
 1974                   and Secretary       since 2010       Secretary (since 2017) of
                                          and Secretary          .  the DFA Fund Complex
                                            since 2017       Vice President (since 2010) and
                                                             Assistant Secretary (since
                                                             2016) of
                                                                 .  Dimensional Fund
                                                                    Advisors LP
                                                                 .  Dimensional Holdings Inc.
                                                                 .  Dimensional Investment
                                                                    LLC
                                                             Vice President of
                                                                 .  DFA Securities LLC
                                                                    (since 2010)
                                                                 .  Dimensional Cayman
                                                                    Commodity Fund I Ltd.
                                                                    (since 2010)
                                                                 .  Dimensional Fund
                                                                    Advisors Canada ULC
                                                                    (since 2016)

 Gerard K. O'Reilly     Co-Chief             Co-Chief        Co-Chief Executive Officer and
 1976                   Executive           Executive        Chief Investment Officer (since
                        Officer and        Officer and       2017) of
                        Chief Investment      Chief              .  all the DFA Entities
                        Officer             Investment           .  Dimensional Fund
                                          Officer since             Advisors Canada ULC
                                               2017          Director, Chief Investment
                                                             Officer and Vice President
                                                             (since 2017) of
                                                                 .  DFA Australia Limited
                                                             Chief Investment Officer (since
                                                             2017) and Vice President (since
                                                             2016) of
                                                                 .  Dimensional Japan Ltd.
                                                             Director, Co-Chief Executive
                                                             Officer and Chief Investment
                                                             Officer (since 2017) of
                                                                 .  Dimensional Cayman
                                                                    Commodity Fund I Ltd.
                                                             Director of
                                                                 .  Dimensional Funds plc
                                                                    (since 2014)
                                                                 .  Dimensional Fund II plc
                                                                    (since 2014)
                                                                 .  Dimensional Holdings
                                                                    Inc. (since 2017)
                                                             Formerly, Co-Chief Investment
                                                             Officer of
                                                                 .  Dimensional Japan Ltd.
                                                                    (2016 - 2017)
                                                                 .  DFA Australia Limited
                                                                    (2014 - 2017)
                                                             Formerly, Executive Vice
                                                             President (2017) and Co-Chief
                                                             Investment Officer (2014 -
                                                             2017) of

THE DFA SHORT TERM INVESTMENT FUND
Fund Management - (concluded)
October 31, 2019 - (Unaudited)

                             TERM OF
                            OFFICE/1/ AND
NAME AND YEAR OF            LENGTH OF
BIRTH             POSITION   SERVICE                      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------  --------  -----------    -----------------------------------------------------------------------
                                               .  all the DFA Entities
                                           Formerly, Vice President (2007 - 2017) of
                                               .  all the DFA Entities
                                           Formerly, Vice President and Co-Chief Investment Officer (2014 - 2017)
                                           of
                                               .  Dimensional Fund Advisors Canada ULC
                                           Formerly, Director (2017 - 2018) of
                                               .  Dimensional Fund Advisors Pte. Ltd.

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's Co-Principal Executive Officers and Principal Financial Officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Audit Fees
                Fiscal Year Ended October 31, 2019: $232,835
                Fiscal Year Ended October 31, 2018: $227,786

     (b) Audit-Related Fees
                Fees for Registrant - Fiscal Year Ended October 31, 2019:
                $19,157
                                      Fiscal Year Ended October 31, 2018:
                                      $18,931

     For fiscal years ended October 31, 2019 and October 31, 2018, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

         Audit-Related Fees required to be approved pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X
                                     Fiscal Year Ended October 31, 2019:
                                     $210,000
                                     Fiscal Year Ended October 31, 2018:
                                     $205,000

     For the fiscal years ended October 31, 2019 and October 31, 2018, Audit-Related Fees required to be approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 18 over controls at the Registrant's investment adviser.

     (c) Tax Fees
                Fees for Registrant - Fiscal Year Ended October 31, 2019: $0
                                      Fiscal Year Ended October 31, 2018:
                                      $53,183

     Tax Fees included, for the fiscal year ended October 31, 2018, fees for tax services in connection with the Registrant's excise tax calculations, review of the Registrant's applicable tax returns and review of the Registrant's tax equalization calculations.

     There were no Tax Fees required to be approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (d) All Other Fees
                Fees for Registrant - Fiscal Year Ended October 31, 2019: $0
                                      Fiscal Year Ended October 31, 2018: $0

     There were no "All Other Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (e)(1) Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

     The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

     The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

     These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

        A. General

        1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

        2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

        B.  Pre-Approval of Audit Services to the Funds

        1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

        2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

        3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

        C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

        1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

        2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

        3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

        4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

        5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

        D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

        1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

        2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

        3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

        4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

            (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

            (b) refer such matter to the full Committee for its consideration and action.

            In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

        5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

        E.  Amendment; Annual Review

        1.  The Committee may amend these procedures from time to time.

        2.  These procedures shall be reviewed annually by the Committee.

        F.  Recordkeeping

        1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

        2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

        3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

     (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2019 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than
                                          ---
            50%.

     (g)    Aggregate Non-Audit Fees
                 Fiscal Year Ended October 31, 2019: $1,275,219
                 Fiscal Year Ended October 31, 2018: $1,223,720

     (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF INVESTMENTS IS PROVIDED

The U.S. Large Cap Value Series

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

The Tax-Managed U.S. Marketwide Value Series

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                              SHARES       VALUE+
                                                                            ---------- --------------
COMMON STOCKS -- (98.6%)
COMMUNICATION SERVICES -- (12.0%)
*    Altice USA, Inc., Class A.............................................    584,995 $   18,105,595
     AT&T, Inc............................................................. 33,969,452  1,307,484,208
     CBS Corp., Class B....................................................     46,200      1,665,048
#    CenturyLink, Inc......................................................  7,391,428     95,645,078
*    Charter Communications, Inc., Class A.................................    940,732    440,130,874
     Comcast Corp., Class A................................................ 21,970,229    984,705,664
# *  Discovery, Inc., Class A..............................................  1,025,284     27,636,530
*    Discovery, Inc., Class C..............................................  1,502,102     37,913,054
*    DISH Network Corp., Class A...........................................    589,358     20,262,128
     Fox Corp., Class A....................................................    316,800     10,150,272
*    Fox Corp., Class B....................................................    124,736      3,896,753
# *  GCI Liberty, Inc., Class A............................................     59,566      4,168,429
     Interpublic Group of Cos., Inc. (The).................................    601,891     13,091,129
*    Liberty Broadband Corp., Class A......................................     27,366      3,228,914
*    Liberty Broadband Corp., Class C......................................    180,560     21,318,719
# *  Liberty Media Corp.-Liberty Formula One, Class A......................     39,281      1,588,131
*    Liberty Media Corp.-Liberty Formula One, Class C......................     78,562      3,338,885
*    Liberty Media Corp.-Liberty SiriusXM, Class A.........................    157,126      7,056,529
*    Liberty Media Corp.-Liberty SiriusXM, Class C.........................    314,252     14,201,048
*    Madison Square Garden Co. (The), Class A..............................     12,058      3,218,521
     News Corp., Class A...................................................    527,829      7,236,536
     News Corp., Class B...................................................     64,856        915,767
# *  Sprint Corp...........................................................  2,014,058     12,507,300
*    T-Mobile US, Inc......................................................  1,093,947     90,425,659
#    Viacom, Inc., Class A.................................................      4,879        116,559
     Viacom, Inc., Class B.................................................  1,876,508     40,457,512
     Walt Disney Co. (The).................................................  3,453,204    448,640,264
                                                                                       --------------
TOTAL COMMUNICATION SERVICES...............................................             3,619,105,106
                                                                                       --------------
CONSUMER DISCRETIONARY -- (6.7%)
     Advance Auto Parts, Inc...............................................    260,621     42,345,700
     Aramark...............................................................    991,310     43,379,726
#    Autoliv, Inc..........................................................    418,017     32,538,443
     BorgWarner, Inc.......................................................  1,108,515     46,202,905
# *  Caesars Entertainment Corp............................................    154,842      1,901,460
*    Capri Holdings, Ltd...................................................     24,034        746,736
# *  CarMax, Inc...........................................................    262,735     24,479,020
     Carnival Corp.........................................................  1,353,266     58,041,579
*    Dollar Tree, Inc......................................................    407,456     44,983,142
     DR Horton, Inc........................................................  3,053,585    159,916,246
#    Foot Locker, Inc......................................................     82,279      3,579,959
     Ford Motor Co......................................................... 16,051,999    137,886,671
#    Gap, Inc. (The).......................................................    942,706     15,328,400
     Garmin, Ltd...........................................................    539,936     50,619,000
     General Motors Co.....................................................  6,055,833    225,034,754
     Gentex Corp...........................................................  1,387,044     38,906,584
#    Harley-Davidson, Inc..................................................    509,141     19,810,676
#    Hyatt Hotels Corp., Class A...........................................    139,548     10,429,817
     Kohl's Corp...........................................................  1,636,864     83,905,649
     Lear Corp.............................................................    355,345     41,848,981
     Lennar Corp., Class A.................................................    976,115     58,176,454
     Lennar Corp., Class B.................................................     37,985      1,786,055
*    LKQ Corp..............................................................  1,651,942     56,149,509
#    Macy's, Inc...........................................................    108,603      1,646,421
     MGM Resorts International.............................................  2,471,336     70,433,076

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                              SHARES       VALUE+
                                                                            ---------- --------------
CONSUMER DISCRETIONARY -- (Continued)
*    Mohawk Industries, Inc................................................    582,542 $   83,524,872
     Newell Brands, Inc....................................................    686,895     13,030,398
*    Norwegian Cruise Line Holdings, Ltd...................................  1,521,501     77,231,391
     PulteGroup, Inc.......................................................  2,391,049     93,824,763
     PVH Corp..............................................................    453,566     39,532,813
*    Qurate Retail, Inc., Class A..........................................  1,514,172     14,445,201
     Ralph Lauren Corp.....................................................    326,288     31,343,225
     Royal Caribbean Cruises, Ltd..........................................  1,212,750    131,983,582
*    Skechers U.S.A., Inc., Class A........................................     31,900      1,192,103
     Tapestry, Inc.........................................................    434,510     11,236,429
     Target Corp...........................................................  1,473,116    157,490,831
#    Tiffany & Co..........................................................     56,092      6,984,015
     Toll Brothers, Inc....................................................    212,428      8,448,262
# *  Veoneer, Inc..........................................................    295,951      4,711,540
#    Whirlpool Corp........................................................    493,880     75,129,026
                                                                                       --------------
TOTAL CONSUMER DISCRETIONARY...............................................             2,020,185,414
                                                                                       --------------
CONSUMER STAPLES -- (4.8%)
     Archer-Daniels-Midland Co.............................................  1,090,428     45,841,593
     Bunge, Ltd............................................................    587,605     31,730,670
     Conagra Brands, Inc...................................................    406,040     10,983,382
     Constellation Brands, Inc., Class A...................................    213,898     40,711,206
#    Coty, Inc., Class A...................................................    428,541      5,009,644
     Ingredion, Inc........................................................    246,558     19,478,082
     JM Smucker Co. (The)..................................................    872,710     92,227,993
     Kraft Heinz Co. (The).................................................    974,551     31,507,234
     Kroger Co. (The)......................................................  2,545,010     62,709,046
#    Molson Coors Brewing Co., Class B.....................................    659,891     34,789,454
     Mondelez International, Inc., Class A.................................  3,530,822    185,191,614
*    Pilgrim's Pride Corp..................................................      6,211        188,566
*    Post Holdings, Inc....................................................    411,384     42,331,414
     Seaboard Corp.........................................................         13         54,848
     Spectrum Brands Holdings, Inc.........................................      7,603        381,747
     Tyson Foods, Inc., Class A............................................  1,750,467    144,921,163
*    US Foods Holding Corp.................................................  1,067,900     42,363,593
     Walgreens Boots Alliance, Inc.........................................  3,401,321    186,324,364
     Walmart, Inc..........................................................  3,918,069    459,432,771
                                                                                       --------------
TOTAL CONSUMER STAPLES.....................................................             1,436,178,384
                                                                                       --------------
ENERGY -- (12.1%)
#    Apache Corp...........................................................  2,420,600     52,430,196
     Baker Hughes Co.......................................................    820,593     17,560,690
     Chevron Corp..........................................................  8,424,414    978,411,442
     Cimarex Energy Co.....................................................     11,916        503,094
     Concho Resources, Inc.................................................    769,257     51,940,233
     ConocoPhillips........................................................  5,133,675    283,378,860
     Devon Energy Corp.....................................................  1,796,255     36,428,051
     Diamondback Energy, Inc...............................................    521,040     44,684,390
     EOG Resources, Inc....................................................    101,477      7,033,371
     Exxon Mobil Corp...................................................... 13,344,776    901,706,514
#    Helmerich & Payne, Inc................................................     20,914        784,275
#    Hess Corp.............................................................    966,730     63,562,497
     HollyFrontier Corp....................................................  1,384,206     76,048,278
     Kinder Morgan, Inc....................................................  4,919,231     98,286,235
     Marathon Oil Corp.....................................................  6,031,073     69,538,272
     Marathon Petroleum Corp...............................................  3,109,699    198,865,251
     National Oilwell Varco, Inc...........................................  1,225,519     27,721,240
     Noble Energy, Inc.....................................................  2,942,820     56,678,713

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                              SHARES       VALUE+
                                                                            ---------- --------------
ENERGY -- (Continued)
     Occidental Petroleum Corp.............................................  3,385,945 $  137,130,772
     Parsley Energy, Inc., Class A.........................................     89,221      1,410,584
     Phillips 66...........................................................  1,185,191    138,454,013
     Pioneer Natural Resources Co..........................................    372,180     45,785,584
     Schlumberger, Ltd.....................................................  1,658,862     54,228,199
#    Targa Resources Corp..................................................    921,528     35,829,009
     TechnipFMC P.L.C......................................................  1,440,051     28,412,206
# *  Transocean, Ltd.......................................................    586,439      2,785,585
     Valero Energy Corp....................................................  2,446,279    237,240,137
*    WPX Energy, Inc.......................................................      3,215         32,086
                                                                                       --------------
TOTAL ENERGY...............................................................             3,646,869,777
                                                                                       --------------
FINANCIALS -- (23.2%)
     Aflac, Inc............................................................  2,296,128    122,062,165
*    Alleghany Corp........................................................     33,873     26,363,017
     Allstate Corp. (The)..................................................    958,107    101,961,747
     Ally Financial, Inc...................................................  3,013,089     92,290,916
     American Financial Group, Inc.........................................    352,608     36,685,336
     American International Group, Inc.....................................  1,399,338     74,108,941
*    Arch Capital Group, Ltd...............................................    522,976     21,839,478
     Assurant, Inc.........................................................    226,026     28,495,098
*    Athene Holding, Ltd., Class A.........................................    122,622      5,315,664
     AXA Equitable Holdings, Inc...........................................      1,600         34,560
     Axis Capital Holdings, Ltd............................................    110,882      6,589,717
     Bank of America Corp.................................................. 22,040,613    689,210,000
     Bank of New York Mellon Corp. (The)...................................  3,657,167    170,972,557
#    BB&T Corp.............................................................  2,089,291    110,836,888
*    Berkshire Hathaway, Inc., Class B.....................................  2,984,980    634,547,048
#    BOK Financial Corp....................................................      6,114        471,695
     Capital One Financial Corp............................................  2,121,634    197,842,371
     Chubb, Ltd............................................................    590,560     90,013,155
     CIT Group, Inc........................................................     65,813      2,822,720
     Citigroup, Inc........................................................  7,149,102    513,734,470
     Citizens Financial Group, Inc.........................................    912,076     32,068,592
     CNA Financial Corp....................................................    188,355      8,445,838
     Comerica, Inc.........................................................    140,757      9,208,323
     E*TRADE Financial Corp................................................     64,016      2,675,229
     East West Bancorp, Inc................................................    105,524      4,529,090
     Everest Re Group, Ltd.................................................    128,591     33,059,460
     Fifth Third Bancorp...................................................  4,857,785    141,264,388
#    Franklin Resources, Inc...............................................     47,772      1,316,119
     Goldman Sachs Group, Inc. (The).......................................  1,393,141    297,268,427
     Hartford Financial Services Group, Inc. (The).........................  2,308,918    131,793,039
     Huntington Bancshares, Inc............................................  6,621,934     93,567,927
#    Invesco, Ltd..........................................................    920,299     15,479,429
     Jefferies Financial Group, Inc........................................    303,442      5,665,262
     JPMorgan Chase & Co...................................................  7,660,148    956,905,688
     KeyCorp...............................................................  4,153,962     74,646,697
     Lincoln National Corp.................................................    796,355     44,978,130
     Loews Corp............................................................  1,174,023     57,527,127
     M&T Bank Corp.........................................................    147,509     23,089,584
*    Markel Corp...........................................................        240        281,040
     MetLife, Inc..........................................................  1,663,754     77,847,050
     Morgan Stanley........................................................  4,980,221    229,339,177
#    New York Community Bancorp, Inc.......................................    922,610     10,748,407
     Old Republic International Corp.......................................    816,263     18,235,315
     PacWest Bancorp.......................................................    150,183      5,555,269
#    People's United Financial, Inc........................................    396,896      6,417,808
     PNC Financial Services Group, Inc. (The)..............................  1,313,525    192,694,118

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                              SHARES       VALUE+
                                                                            ---------- --------------
FINANCIALS -- (Continued)
     Principal Financial Group, Inc........................................  1,705,517 $   91,040,497
#    Prosperity Bancshares, Inc............................................     47,592      3,284,800
     Prudential Financial, Inc.............................................    751,138     68,458,717
     Regions Financial Corp................................................  6,240,662    100,474,658
     Reinsurance Group of America, Inc.....................................    239,920     38,979,802
     RenaissanceRe Holdings, Ltd...........................................    112,797     21,113,342
     Santander Consumer USA Holdings, Inc..................................    811,033     20,340,708
     Signature Bank........................................................        400         47,328
     State Street Corp.....................................................    412,299     27,240,595
     SunTrust Banks, Inc...................................................  1,285,995     87,884,898
     Synchrony Financial...................................................  1,129,706     39,957,701
     Synovus Financial Corp................................................    261,271      8,849,249
     TCF Financial Corp....................................................    136,600      5,407,994
     Travelers Cos., Inc. (The)............................................  1,165,331    152,728,281
     Unum Group............................................................    831,133     22,889,403
     Voya Financial, Inc...................................................    184,436      9,952,167
     Wells Fargo & Co...................................................... 16,157,084    834,190,247
     WR Berkley Corp.......................................................    418,566     29,257,763
#    Zions Bancorp NA......................................................    923,809     44,777,022
                                                                                       --------------
TOTAL FINANCIALS...........................................................             7,007,679,248
                                                                                       --------------
HEALTH CARE -- (14.2%)
     Abbott Laboratories...................................................  1,462,722    122,298,186
*    Alexion Pharmaceuticals, Inc..........................................     28,582      3,012,543
     Allergan P.L.C........................................................    496,938     87,515,751
     Anthem, Inc...........................................................  1,376,563    370,405,572
     Becton Dickinson and Co...............................................     71,096     18,200,576
*    Biogen, Inc...........................................................    111,156     33,203,409
*    Bio-Rad Laboratories, Inc., Class A...................................     21,944      7,277,069
     Cardinal Health, Inc..................................................  1,267,954     62,700,325
# *  Centene Corp..........................................................  1,548,926     82,216,992
*    Cigna Corp............................................................  1,498,160    267,361,634
     CVS Health Corp.......................................................  5,447,574    361,664,438
     Danaher Corp..........................................................  1,690,202    232,943,640
# *  DaVita, Inc...........................................................  1,134,770     66,497,522
     DENTSPLY SIRONA, Inc..................................................    220,294     12,067,705
# *  Elanco Animal Health, Inc.............................................     76,665      2,071,488
# *  Henry Schein, Inc.....................................................    186,248     11,656,331
     Humana, Inc...........................................................    529,635    155,818,617
*    IQVIA Holdings, Inc...................................................    340,428     49,164,612
*    Jazz Pharmaceuticals P.L.C............................................    216,273     27,170,377
*    Laboratory Corp. of America Holdings..................................    759,892    125,207,405
     McKesson Corp.........................................................    681,683     90,663,839
     Medtronic P.L.C.......................................................  4,359,974    474,801,169
*    Mylan NV..............................................................  3,245,750     62,156,112
     PerkinElmer, Inc......................................................    110,802      9,524,540
     Perrigo Co. P.L.C.....................................................    386,545     20,494,616
     Pfizer, Inc........................................................... 24,583,746    943,278,334
     Quest Diagnostics, Inc................................................    959,708     97,170,435
     STERIS P.L.C..........................................................    209,661     29,681,708
*    Syneos Health, Inc....................................................     13,705        687,306
     Thermo Fisher Scientific, Inc.........................................  1,073,774    324,258,273
*    United Therapeutics Corp..............................................     39,888      3,583,538
     Universal Health Services, Inc., Class B..............................    542,770     74,609,164
*    WellCare Health Plans, Inc............................................     37,753     11,197,540
     Zimmer Biomet Holdings, Inc...........................................    322,650     44,599,909
                                                                                       --------------
TOTAL HEALTH CARE..........................................................             4,285,160,675
                                                                                       --------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                             SHARES       VALUE+
                                                                            --------- --------------
INDUSTRIALS -- (10.6%)
     Acuity Brands, Inc....................................................    24,065 $    3,003,071
*    AECOM.................................................................   520,350     20,819,204
     AGCO Corp.............................................................   438,069     33,595,512
     Alaska Air Group, Inc.................................................   643,400     44,671,262
     AMERCO................................................................    84,734     34,320,659
     Arconic, Inc.......................................................... 2,019,433     55,473,825
     Arcosa, Inc...........................................................    81,906      3,146,009
     Carlisle Cos., Inc....................................................   360,870     54,949,675
     Cummins, Inc..........................................................   400,577     69,091,521
     Delta Air Lines, Inc.................................................. 2,950,569    162,517,341
     Dover Corp............................................................   485,505     50,439,114
     Eaton Corp. P.L.C..................................................... 1,816,899    158,270,072
     FedEx Corp............................................................ 1,023,792    156,292,087
     Fluor Corp............................................................       363          5,848
     Fortive Corp..........................................................     1,646        113,574
     Fortune Brands Home & Security, Inc...................................   523,155     31,415,458
# *  Gardner Denver Holdings, Inc..........................................    81,351      2,589,402
     General Electric Co................................................... 9,293,605     92,750,178
*    Genesee & Wyoming, Inc., Class A......................................    58,287      6,471,606
     Hubbell, Inc..........................................................    27,996      3,967,033
     Ingersoll-Rand P.L.C..................................................   830,409    105,370,598
     Jacobs Engineering Group, Inc.........................................   415,660     38,897,463
*    JetBlue Airways Corp.................................................. 2,227,456     42,989,901
     Johnson Controls International P.L.C.................................. 2,804,749    121,529,774
     Kansas City Southern..................................................   681,598     95,955,366
     L3Harris Technologies, Inc............................................   438,763     90,521,195
     ManpowerGroup, Inc....................................................   395,462     35,955,405
     Nielsen Holdings P.L.C................................................ 1,415,182     28,530,069
     Norfolk Southern Corp................................................. 1,385,379    252,138,978
     nVent Electric P.L.C..................................................   369,406      8,518,502
     Oshkosh Corp..........................................................   362,340     30,936,589
     Owens Corning.........................................................   810,816     49,686,804
     PACCAR, Inc...........................................................   769,837     58,553,802
     Pentair P.L.C......................................................... 1,025,620     42,532,461
     Quanta Services, Inc..................................................   653,713     27,488,632
     Republic Services, Inc................................................ 1,904,674    166,678,022
*    Sensata Technologies Holding P.L.C....................................   638,184     32,668,639
#    Snap-on, Inc..........................................................   315,643     51,345,647
     Southwest Airlines Co................................................. 1,400,836     78,628,925
     Stanley Black & Decker, Inc........................................... 1,031,996    156,171,955
     Textron, Inc.......................................................... 1,940,539     89,439,443
*    United Airlines Holdings, Inc......................................... 1,825,283    165,808,708
*    United Rentals, Inc...................................................   223,950     29,913,001
     United Technologies Corp.............................................. 2,227,609    319,840,100
#    Wabtec Corp...........................................................   304,785     21,142,935
# *  XPO Logistics, Inc....................................................   847,283     64,732,421
                                                                                      --------------
TOTAL INDUSTRIALS..........................................................            3,189,877,786
                                                                                      --------------
INFORMATION TECHNOLOGY -- (9.8%)
*    Akamai Technologies, Inc..............................................    37,876      3,276,274
     Amdocs, Ltd...........................................................   707,865     46,152,798
     Analog Devices, Inc...................................................   609,183     64,957,183
*    Arrow Electronics, Inc................................................   552,900     43,833,912
     Avnet, Inc............................................................   182,124      7,204,825
     Broadcom, Inc.........................................................    36,815     10,781,273
*    Cerence Inc...........................................................       658         10,199
*    Ciena Corp............................................................    75,200      2,791,424
     Cisco Systems, Inc....................................................         1             48
     Cognizant Technology Solutions Corp., Class A.........................   153,816      9,373,547

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                              SHARES       VALUE+
                                                                            ---------- --------------
INFORMATION TECHNOLOGY -- (Continued)
     Corning, Inc..........................................................  3,764,880 $  111,553,394
     Cypress Semiconductor Corp............................................     93,842      2,183,703
*    Dell Technologies, Inc., Class C......................................    226,346     11,971,440
     Dolby Laboratories, Inc., Class A.....................................     16,857      1,084,411
     DXC Technology Co.....................................................  1,347,255     37,278,546
     Fidelity National Information Services, Inc...........................  1,545,803    203,675,003
*    Fiserv, Inc...........................................................    293,749     31,178,519
*    Flex, Ltd.............................................................  1,392,460     16,361,405
     Global Payments, Inc..................................................    157,082     26,575,133
     Hewlett Packard Enterprise Co.........................................  8,049,570    132,093,444
     HP, Inc...............................................................  9,619,949    167,098,514
     Intel Corp............................................................ 22,465,295  1,269,963,126
# *  IPG Photonics Corp....................................................      1,434        192,558
     Jabil, Inc............................................................    219,735      8,090,643
     Juniper Networks, Inc.................................................  1,355,970     33,655,175
     Lam Research Corp.....................................................     71,254     19,312,684
     Leidos Holdings, Inc..................................................    739,121     63,734,404
#    Marvell Technology Group, Ltd.........................................  1,053,978     25,706,523
*    Micron Technology, Inc................................................  5,266,057    250,401,010
*    Nuance Communications, Inc............................................      5,268         85,974
*    ON Semiconductor Corp.................................................  1,982,115     40,435,146
*    Qorvo, Inc............................................................    509,020     41,159,357
     Skyworks Solutions, Inc...............................................    302,382     27,534,905
     SS&C Technologies Holdings, Inc.......................................    177,841      9,249,510
     SYNNEX Corp...........................................................     30,166      3,551,745
     TE Connectivity, Ltd..................................................    991,804     88,766,458
     Western Digital Corp..................................................  1,392,000     71,896,800
*    Xerox Holdings Corp...................................................  1,739,519     59,021,880
                                                                                       --------------
TOTAL INFORMATION TECHNOLOGY...............................................             2,942,192,893
                                                                                       --------------
MATERIALS -- (4.6%)
     Air Products & Chemicals, Inc.........................................    389,905     83,151,140
#    Albemarle Corp........................................................    584,580     35,507,389
*    Amcor P.L.C...........................................................     14,097        134,203
     Ashland Global Holdings, Inc..........................................    217,336     16,815,286
     Ball Corp.............................................................    481,524     33,692,234
     CF Industries Holdings, Inc...........................................  1,284,847     58,267,812
*    Corteva, Inc..........................................................  1,044,893     27,564,277
*    Dow, Inc..............................................................  1,197,177     60,445,467
     DuPont de Nemours, Inc................................................  1,044,893     68,868,898
     Eastman Chemical Co...................................................  1,058,943     80,522,026
     Freeport-McMoRan, Inc.................................................  7,074,669     69,473,250
     Huntsman Corp.........................................................    494,288     10,938,593
#    International Flavors & Fragrances, Inc...............................     36,015      4,394,190
     International Paper Co................................................  2,075,616     90,662,907
     Linde P.L.C...........................................................    427,622     84,818,824
     LyondellBasell Industries NV, Class A.................................    567,935     50,943,770
     Martin Marietta Materials, Inc........................................    262,581     68,772,590
     Mosaic Co. (The)......................................................  1,232,432     24,500,748
     Newmont Goldcorp Corp.................................................  2,243,786     89,145,618
     Nucor Corp............................................................  2,517,086    135,545,081
#    Packaging Corp. of America............................................    104,846     11,476,443
     Reliance Steel & Aluminum Co..........................................    456,094     52,925,148
#    Royal Gold, Inc.......................................................    121,993     14,082,872
     Sonoco Products Co....................................................    172,782      9,969,521
     Steel Dynamics, Inc...................................................  1,698,064     51,553,223
     Valvoline, Inc........................................................  1,033,732     22,059,841
     Vulcan Materials Co...................................................    517,644     73,955,798
#    Westlake Chemical Corp................................................    371,564     23,479,129

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                SHARES        VALUE+
                                                                              ----------- ---------------
MATERIALS -- (Continued)
       WestRock Co...........................................................   1,082,194 $    40,441,590
                                                                                          ---------------
TOTAL MATERIALS..............................................................               1,394,107,868
                                                                                          ---------------
REAL ESTATE -- (0.3%)
*      CBRE Group, Inc., Class A.............................................     741,284      39,695,758
# *    Howard Hughes Corp. (The).............................................       4,513         504,644
       Jones Lang LaSalle, Inc...............................................     309,764      45,386,621
                                                                                          ---------------
TOTAL REAL ESTATE............................................................                  85,587,023
                                                                                          ---------------
UTILITIES -- (0.3%)
       MDU Resources Group, Inc..............................................     248,941       7,191,906
       NRG Energy, Inc.......................................................   1,445,428      57,990,571
       Vistra Energy Corp....................................................   1,084,247      29,307,196
                                                                                          ---------------
TOTAL UTILITIES..............................................................                  94,489,673
                                                                                          ---------------
TOTAL COMMON STOCKS..........................................................              29,721,433,847
                                                                                          ---------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
       State Street Institutional U.S. Government Money Market Fund 1.752%... 166,338,555     166,338,555
                                                                                          ---------------
SECURITIES LENDING COLLATERAL -- (0.8%)
@ (S)  The DFA Short Term Investment Fund....................................  22,114,935     255,891,910
                                                                                          ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $22,145,430,170).....................................................             $30,143,664,312
                                                                                          ===============

P.L.C. Public Limited Company

+      See Note B to Financial Statements.
*      Non-Income Producing Securities.
#      Total or Partial Securities on Loan.
@      Security purchased with cash proceeds from Securities on Loan.
(S)    Affiliated Fund.

As of October 31, 2019, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    985     12/20/19  $148,128,680 $149,513,150   $1,384,470
                                                                        ------------ ------------   ----------
TOTAL FUTURES CONTRACTS...........................                      $148,128,680 $149,513,150   $1,384,470
                                                                        ============ ============   ==========

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------
                                                                LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                                             -------------- ----------- ------- --------------
Common Stocks
   Communication Services................................... $3,619,105,106          --   --    $3,619,105,106
   Consumer Discretionary...................................  2,020,185,414          --   --     2,020,185,414
   Consumer Staples.........................................  1,436,178,384          --   --     1,436,178,384
   Energy...................................................  3,646,869,777          --   --     3,646,869,777
   Financials...............................................  7,007,679,248          --   --     7,007,679,248

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          ----------------------------------------------------
                                                              LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                          --------------- ------------ ------- ---------------
   Health Care........................................... $ 4,285,160,675           --   --    $ 4,285,160,675
   Industrials...........................................   3,189,877,786           --   --      3,189,877,786
   Information Technology................................   2,942,192,893           --   --      2,942,192,893
   Materials.............................................   1,394,107,868           --   --      1,394,107,868
   Real Estate...........................................      85,587,023           --   --         85,587,023
   Utilities.............................................      94,489,673           --   --         94,489,673
Temporary Cash Investments...............................     166,338,555           --   --        166,338,555
Securities Lending Collateral............................              -- $255,891,910   --        255,891,910
Futures Contracts**......................................       1,384,470           --   --          1,384,470
                                                          --------------- ------------   --    ---------------
TOTAL.................................................... $29,889,156,872 $255,891,910   --    $30,145,048,782
                                                          =============== ============   ==    ===============

**     Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                             SHARES     VALUE>>
                                                                           ---------- ------------
COMMON STOCKS -- (96.6%)
AUSTRALIA -- (6.5%)
    AMP, Ltd..............................................................  8,236,100 $ 10,406,641
    Aurizon Holdings, Ltd.................................................  1,818,522    7,398,180
    Australia & New Zealand Banking Group, Ltd............................ 10,445,267  191,953,787
#   Bank of Queensland, Ltd...............................................  1,684,752   10,514,632
    Bendigo & Adelaide Bank, Ltd..........................................  2,018,520   14,814,125
    BlueScope Steel, Ltd..................................................  3,397,511   31,101,430
    Boral, Ltd............................................................  4,088,291   14,194,205
    Challenger, Ltd.......................................................     39,058      214,222
    Crown Resorts, Ltd....................................................    143,373    1,231,661
    Downer EDI, Ltd.......................................................  2,503,006   13,921,851
    Fortescue Metals Group, Ltd...........................................  7,465,115   45,691,150
#   Harvey Norman Holdings, Ltd...........................................  2,695,782    7,606,193
    Incitec Pivot, Ltd....................................................  6,510,201   15,490,625
    LendLease Group.......................................................  1,329,871   17,189,523
    National Australia Bank, Ltd..........................................  5,095,804  100,026,219
    Newcrest Mining, Ltd..................................................    960,312   20,962,001
    Oil Search, Ltd.......................................................  1,717,575    8,476,725
    Origin Energy, Ltd....................................................  4,869,242   26,398,375
    QBE Insurance Group, Ltd..............................................  3,591,778   31,249,847
    Qube Holdings, Ltd....................................................     11,942       26,775
    Santos, Ltd...........................................................  6,433,210   35,984,249
    South32, Ltd.......................................................... 25,273,728   44,227,256
    Star Entertainment Grp, Ltd. (The)....................................  3,958,059   12,833,958
#   Suncorp Group, Ltd....................................................  3,397,664   31,545,598
    Tabcorp Holdings, Ltd.................................................  4,801,883   15,911,734
    Westpac Banking Corp..................................................    787,485   15,289,404
#   Whitehaven Coal, Ltd..................................................  4,495,686   10,224,929
    Woodside Petroleum, Ltd...............................................  3,123,201   69,220,947
    Worley, Ltd...........................................................    648,053    6,082,772
                                                                                      ------------
TOTAL AUSTRALIA...........................................................             810,189,014
                                                                                      ------------
AUSTRIA -- (0.1%)
    Raiffeisen Bank International AG......................................    352,752    8,691,555
                                                                                      ------------
BELGIUM -- (1.0%)
    Ageas.................................................................    469,049   27,050,373
    KBC Group NV..........................................................    565,642   39,772,707
    Solvay SA.............................................................    314,975   34,245,956
#   UCB SA................................................................    290,018   23,375,105
                                                                                      ------------
TOTAL BELGIUM.............................................................             124,444,141
                                                                                      ------------
CANADA -- (8.1%)
#   AltaGas, Ltd..........................................................    455,083    6,620,143
    Bank of Montreal, (2073174)...........................................  1,357,448  100,437,577
#   Bank of Montreal, (2076009)...........................................    276,383   20,459,603
    Bank of Nova Scotia (The).............................................     43,229    2,479,325
#   Bank of Nova Scotia (The).............................................  1,142,490   65,498,952
    Barrick Gold Corp.....................................................  1,196,009   20,776,468
    Barrick Gold Corp.....................................................    605,141   10,505,248
    Cameco Corp...........................................................    468,671    4,184,626
#   Cameco Corp...........................................................    571,821    5,106,361
#   Canadian Imperial Bank of Commerce....................................    516,520   44,044,007
#   Canadian Imperial Bank of Commerce....................................    248,491   21,186,343
    Canadian Natural Resources, Ltd.......................................    496,828   12,527,263
    Canadian Natural Resources, Ltd.......................................  2,927,565   73,833,189
#   Cenovus Energy, Inc...................................................  2,110,053   17,914,350

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                             SHARES      VALUE>>
                                                                            --------- --------------
CANADA -- (Continued)
     Empire Co., Ltd., Class A.............................................   178,680 $    4,744,089
     Encana Corp........................................................... 2,565,885     10,052,362
#    Encana Corp...........................................................   846,145      3,325,350
     Fairfax Financial Holdings, Ltd.......................................   100,734     42,676,769
     First Quantum Minerals, Ltd........................................... 1,844,735     15,588,716
#    Genworth MI Canada, Inc...............................................   153,865      6,214,880
     Great-West Lifeco, Inc................................................   455,724     11,082,560
     Husky Energy, Inc..................................................... 1,715,497     11,982,820
     IA Financial Crop., Inc...............................................   573,199     27,604,595
     Imperial Oil, Ltd.....................................................   208,007      5,180,039
#    Imperial Oil, Ltd.....................................................   499,213     12,415,427
*    Kinross Gold Corp..................................................... 6,772,750     32,909,878
     Linamar Corp..........................................................     5,374        175,244
     Lundin Mining Corp.................................................... 3,127,964     15,793,000
     Magna International, Inc.............................................. 1,359,530     73,101,928
     Manulife Financial Corp............................................... 1,802,195     33,564,531
#    Manulife Financial Corp............................................... 1,671,414     31,121,729
     Nutrien, Ltd..........................................................   603,968     28,863,621
     Onex Corp.............................................................    14,437        848,726
     SNC-Lavalin Group, Inc................................................     3,772         68,189
# *  Stars Group, Inc. (The)...............................................   275,049      5,985,066
     Sun Life Financial, Inc...............................................   381,771     17,127,666
#    Sun Life Financial, Inc...............................................   334,277     15,002,352
#    Suncor Energy, Inc., (B3NB0P5)........................................ 1,502,973     44,623,268
     Suncor Energy, Inc., (B3NB1P2)........................................ 3,145,720     93,528,520
     Teck Resources, Ltd., Class B......................................... 1,355,792     21,431,622
#    Teck Resources, Ltd., Class B......................................... 1,867,648     29,564,868
     TMX Group, Ltd........................................................   135,224     11,815,031
     Tourmaline Oil Corp...................................................   524,911      4,503,450
     West Fraser Timber Co., Ltd...........................................    11,386        526,465
     Wheaton Precious Metals Corp..........................................     5,802        162,862
                                                                                      --------------
TOTAL CANADA...............................................................            1,017,159,078
                                                                                      --------------
DENMARK -- (1.6%)
     AP Moller - Maersk A.S., Class A......................................     7,614      9,146,287
#    AP Moller - Maersk A.S., Class B......................................     7,899     10,075,978
     Carlsberg A.S., Class B...............................................   288,439     40,619,175
     Danske Bank A.S.......................................................   950,671     13,585,591
# *  Demant A.S............................................................    12,806        338,273
     DSV Panalpina A.S.....................................................   281,831     27,390,904
     H Lundbeck A.S........................................................   222,954      7,618,469
     ISS A.S...............................................................   553,648     14,495,179
#    Novozymes A.S., Class B...............................................   121,202      5,713,409
     Rockwool International A.S., Class B..................................    21,183      4,163,268
     Tryg A.S..............................................................   171,756      4,800,759
     Vestas Wind Systems A.S...............................................   774,838     63,124,344
                                                                                      --------------
TOTAL DENMARK..............................................................              201,071,636
                                                                                      --------------
FINLAND -- (0.9%)
     Fortum Oyj............................................................   834,044     20,382,047
#    Nokia Oyj.............................................................   118,722        435,830
     Nordea Bank Abp....................................................... 4,139,333     30,297,162
     Stora Enso Oyj, Class R............................................... 1,157,812     15,041,965
     UPM-Kymmene Oyj....................................................... 1,263,589     41,154,394
                                                                                      --------------
TOTAL FINLAND..............................................................              107,311,398
                                                                                      --------------
FRANCE -- (10.2%)
     Amundi SA.............................................................    15,838      1,131,898

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                             SHARES      VALUE>>
                                                                            --------- --------------
FRANCE -- (Continued)
     Arkema SA.............................................................   237,138 $   24,268,207
     Atos SE...............................................................    34,537      2,680,299
     AXA SA................................................................ 2,698,893     71,442,974
     BNP Paribas SA........................................................ 1,990,380    104,016,346
     Bollore SA............................................................ 1,707,770      7,398,690
# *  Bollore SA............................................................     9,929         42,302
     Bouygues SA........................................................... 1,023,747     43,425,349
     Carrefour SA.......................................................... 2,495,917     42,494,361
#    Casino Guichard Perrachon SA..........................................    71,021      3,834,040
     Cie de Saint-Gobain................................................... 2,069,157     84,272,496
     Cie Generale des Etablissements Michelin SCA..........................   664,554     80,914,229
     CNP Assurances........................................................   584,638     11,604,622
     Credit Agricole SA.................................................... 1,053,519     13,746,679
     Electricite de France SA.............................................. 1,705,570     17,619,927
     Engie SA.............................................................. 2,838,450     47,529,199
     Iliad SA..............................................................    12,285      1,273,161
     Natixis SA............................................................ 3,147,635     14,461,249
#    Orange SA............................................................. 5,978,647     96,223,277
     Peugeot SA............................................................ 3,133,702     79,364,489
     Publicis Groupe SA....................................................   226,598      9,752,444
     Renault SA............................................................ 1,007,824     51,458,411
     Sanofi................................................................    12,712      1,171,882
     SCOR SE...............................................................   326,474     13,770,388
     SES SA................................................................   240,518      4,662,418
     Societe Generale SA................................................... 1,959,974     55,739,510
#    Total SA.............................................................. 6,874,996    363,468,614
     Valeo SA..............................................................   751,932     28,002,463
                                                                                      --------------
TOTAL FRANCE...............................................................            1,275,769,924
                                                                                      --------------
GERMANY -- (6.6%)
#    1&1 Drillisch AG......................................................    13,439        359,934
     Allianz SE............................................................   188,750     46,097,005
     BASF SE...............................................................    58,708      4,462,935
     Bayer AG.............................................................. 1,905,818    147,846,053
     Bayerische Motoren Werke AG........................................... 1,225,665     93,854,917
     Commerzbank AG........................................................ 3,217,449     19,252,390
     Continental AG........................................................   299,004     40,048,830
     Daimler AG............................................................ 3,530,733    205,922,022
#    Deutsche Bank AG...................................................... 1,938,873     14,060,183
     Deutsche Bank AG...................................................... 1,679,248     12,174,548
     Deutsche Lufthansa AG................................................. 1,604,407     27,793,441
     Evonik Industries AG..................................................   444,408     11,711,902
     Fraport AG Frankfurt Airport Services Worldwide.......................   186,460     15,584,820
#    Hapag-Lloyd AG........................................................    25,653      1,863,563
     HeidelbergCement AG...................................................   686,024     50,860,464
     METRO AG..............................................................   335,254      5,474,494
     Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen.............   148,512     41,262,513
     RWE AG................................................................   410,121     12,498,218
*    Talanx AG.............................................................   207,392      9,558,367
     Telefonica Deutschland Holding AG..................................... 3,595,005     11,417,086
     Uniper SE.............................................................   842,588     26,260,563
     Volkswagen AG.........................................................   125,075     23,644,195
                                                                                      --------------
TOTAL GERMANY..............................................................              822,008,443
                                                                                      --------------
HONG KONG -- (2.9%)
     Bank of East Asia, Ltd. (The).........................................   127,125        306,231
     BOC Aviation, Ltd.....................................................   647,400      6,082,259
#    Cathay Pacific Airways, Ltd........................................... 5,830,000      7,448,119

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- ------------
HONG KONG -- (Continued)
     CK Asset Holdings, Ltd................................................  3,840,000 $ 26,717,600
     CK Hutchison Holdings, Ltd............................................  7,657,984   70,706,751
     Guoco Group, Ltd......................................................      9,000      149,040
     Hang Lung Group, Ltd..................................................  2,714,000    6,797,576
     Hang Lung Properties, Ltd.............................................  5,009,000   11,010,791
     Henderson Land Development Co., Ltd...................................  2,256,485   11,270,193
     Kerry Properties, Ltd.................................................  3,101,000   10,027,585
     Melco International Development, Ltd..................................    257,000      681,139
     MTR Corp., Ltd........................................................  2,070,933   11,874,276
     New World Development Co., Ltd........................................ 22,867,168   32,710,006
#    NWS Holdings, Ltd.....................................................  3,760,400    5,596,525
#    Shangri-La Asia, Ltd..................................................  3,398,000    3,487,749
     Sino Land Co., Ltd....................................................  8,949,867   13,378,860
     SJM Holdings, Ltd.....................................................  5,295,000    5,656,337
#    Sun Hung Kai Properties, Ltd..........................................  4,291,920   65,036,781
     Swire Pacific, Ltd., Class A..........................................  2,580,500   24,598,049
     Swire Pacific, Ltd., Class B..........................................  3,447,500    5,091,025
     WH Group, Ltd.........................................................  8,773,000    9,260,274
     Wharf Holdings, Ltd. (The)............................................  4,339,990    9,848,538
     Wheelock & Co., Ltd...................................................  2,720,000   16,822,114
     Xinyi Glass Holdings, Ltd.............................................  1,106,000    1,243,519
     Yue Yuen Industrial Holdings, Ltd.....................................  3,080,500    8,681,428
                                                                                       ------------
TOTAL HONG KONG............................................................             364,482,765
                                                                                       ------------
IRELAND -- (0.3%)
     AIB Group P.L.C.......................................................    909,055    2,915,356
     Bank of Ireland Group P.L.C...........................................    913,924    4,405,146
     CRH P.L.C.............................................................    293,793   10,696,932
     CRH P.L.C., Sponsored ADR.............................................    198,709    7,252,879
     Flutter Entertainment P.L.C...........................................     93,007    9,612,041
                                                                                       ------------
TOTAL IRELAND..............................................................              34,882,354
                                                                                       ------------
ISRAEL -- (0.4%)
     Bank Hapoalim BM......................................................  2,736,994   21,905,963
     Bank Leumi Le-Israel BM...............................................  1,337,753    9,744,521
*    First International Bank Of Israel, Ltd...............................     86,561    2,376,399
     Israel Discount Bank, Ltd., Class A...................................  2,621,812   11,981,221
     Mizrahi Tefahot Bank, Ltd.............................................     43,779    1,086,183
                                                                                       ------------
TOTAL ISRAEL...............................................................              47,094,287
                                                                                       ------------
ITALY -- (2.2%)
     Assicurazioni Generali SpA............................................     32,593      660,904
     Eni SpA...............................................................  3,780,702   57,356,971
     Fiat Chrysler Automobiles NV, (BRJ2W98)...............................  1,744,870   26,731,409
     Fiat Chrysler Automobiles NV, (BRJFWP3)...............................  2,776,827   43,092,922
     Intesa Sanpaolo SpA................................................... 21,612,178   54,156,316
     Mediobanca Banca di Credito Finanziario SpA...........................    359,455    4,274,397
*    Telecom Italia SpA.................................................... 63,812,045   37,348,785
# *  Telecom Italia SpA, Sponsored ADR.....................................  1,847,002   10,675,672
     UniCredit SpA.........................................................  3,293,998   41,791,053
                                                                                       ------------
TOTAL ITALY................................................................             276,088,429
                                                                                       ------------
JAPAN -- (21.9%)
     AEON Financial Service Co., Ltd.......................................     15,000      228,606
     AGC, Inc..............................................................    895,500   31,485,840
     Aisin Seiki Co., Ltd..................................................    484,000   19,316,346
     Alfresa Holdings Corp.................................................     26,900      600,646

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                            SHARES     VALUE>>
                                                                           --------- ------------
JAPAN -- (Continued)
    Alps Alpine Co., Ltd..................................................   135,200 $  2,898,499
    Amada Holdings Co., Ltd...............................................   907,100   10,330,153
    Aozora Bank, Ltd......................................................   253,300    6,499,262
    Asahi Kasei Corp......................................................   781,000    8,670,147
    Bank of Kyoto, Ltd. (The).............................................   113,679    4,499,475
    Brother Industries, Ltd...............................................   107,100    2,012,841
    Canon Marketing Japan, Inc............................................   153,000    3,237,130
    Chiba Bank, Ltd. (The)................................................ 1,064,000    5,783,211
    Chugoku Bank, Ltd. (The)..............................................   256,900    2,510,394
    Citizen Watch Co., Ltd................................................   792,400    4,212,837
#   Coca-Cola Bottlers Japan Holdings, Inc................................   407,057    9,241,844
    Concordia Financial Group, Ltd........................................ 2,530,100   10,317,577
    Credit Saison Co., Ltd................................................   393,600    5,699,616
    Dai Nippon Printing Co., Ltd..........................................   474,300   12,667,839
    Daicel Corp........................................................... 1,087,400    9,720,740
#   Daido Steel Co., Ltd..................................................   112,900    4,926,732
    Dai-ichi Life Holdings, Inc........................................... 1,805,447   29,427,711
    Daio Paper Corp.......................................................    39,000      519,859
    Daiwa Securities Group, Inc........................................... 4,492,800   20,194,243
    DeNA Co., Ltd.........................................................   163,100    2,780,169
    Denka Co., Ltd........................................................   234,800    6,776,012
    Denso Corp............................................................   834,500   38,745,765
    Dentsu, Inc...........................................................   330,100   11,800,991
    DIC Corp..............................................................   361,500   10,355,207
    Dowa Holdings Co., Ltd................................................   189,000    6,525,069
    Ebara Corp............................................................   278,900    8,251,622
    Fuji Media Holdings, Inc..............................................    52,200      705,357
    FUJIFILM Holdings Corp................................................    65,700    2,884,375
    Fukuoka Financial Group, Inc..........................................   386,600    7,452,619
    Fukuyama Transporting Co., Ltd........................................    50,893    1,825,509
    Furukawa Electric Co., Ltd............................................   392,700   10,976,485
    Fuyo General Lease Co., Ltd...........................................     5,300      345,447
    Glory, Ltd............................................................   185,800    5,470,426
    Hachijuni Bank, Ltd. (The)............................................   622,531    2,677,914
    Hankyu Hanshin Holdings, Inc..........................................   676,200   27,059,481
    Haseko Corp...........................................................   290,600    3,750,012
    Heiwa Corp............................................................   173,900    3,579,332
    Hino Motors, Ltd......................................................    50,400      476,497
    Hitachi Capital Corp..................................................   199,000    4,459,236
    Hitachi Chemical Co., Ltd.............................................    82,000    2,699,423
    Hitachi Construction Machinery Co., Ltd...............................     9,200      237,472
    Hitachi Metals, Ltd................................................... 1,026,900   12,887,911
    Hitachi, Ltd.......................................................... 1,735,400   64,769,362
#   Honda Motor Co., Ltd., Sponsored ADR..................................    26,040      702,299
    Honda Motor Co., Ltd.................................................. 4,590,300  124,185,871
    Ibiden Co., Ltd.......................................................   472,600   10,912,681
    Idemitsu Kosan Co., Ltd...............................................   586,700   17,246,206
    IHI Corp..............................................................   236,700    5,833,029
#   Iida Group Holdings Co., Ltd..........................................   655,750   10,922,900
    Inpex Corp............................................................ 2,842,483   26,277,270
#   Isetan Mitsukoshi Holdings, Ltd.......................................   647,400    5,163,123
    Isuzu Motors, Ltd.....................................................   610,000    7,088,144
    ITOCHU Corp........................................................... 1,299,900   27,178,152
    Itoham Yonekyu Holdings, Inc..........................................   196,800    1,268,480
    Iyo Bank, Ltd. (The)..................................................   492,300    2,601,189
    J Front Retailing Co., Ltd............................................ 1,025,800   13,043,958
    Japan Post Holdings Co., Ltd.......................................... 1,147,210   10,530,504
    JFE Holdings, Inc..................................................... 1,980,900   24,776,381
    JGC Holdings Corp.....................................................   257,700    3,727,228

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                           ---------- -----------
JAPAN -- (Continued)
    JSR Corp..............................................................    706,100 $13,256,129
    JTEKT Corp............................................................    980,500  12,505,673
    JXTG Holdings, Inc....................................................  9,040,403  42,257,005
    Kajima Corp...........................................................    217,600   2,990,384
    Kamigumi Co., Ltd.....................................................    342,200   7,737,531
    Kandenko Co., Ltd.....................................................    402,500   3,805,784
    Kaneka Corp...........................................................    250,708   8,345,725
    Kansai Mirai Financial Group, Inc.....................................     12,897      83,908
    Kawasaki Heavy Industries, Ltd........................................    677,300  16,254,065
    Kinden Corp...........................................................    222,800   3,351,547
    Kobe Steel, Ltd.......................................................  1,581,200   8,501,357
    Kokuyo Co., Ltd.......................................................    160,600   2,356,709
    Konica Minolta, Inc...................................................  2,140,500  15,710,837
    K's Holdings Corp.....................................................    403,300   4,607,829
    Kuraray Co., Ltd......................................................  1,529,300  18,194,553
    Kurita Water Industries, Ltd..........................................      7,500     215,907
    Kyocera Corp..........................................................    122,600   8,043,402
    Kyushu Financial Group, Inc...........................................    668,749   2,699,322
    LIXIL Group Corp......................................................    933,500  17,361,146
    Mabuchi Motor Co., Ltd................................................     81,200   3,289,984
    Maeda Corp............................................................     39,500     366,592
    Maeda Road Construction Co., Ltd......................................     10,100     217,285
    Marubeni Corp.........................................................  2,948,900  20,754,586
    Maruichi Steel Tube, Ltd..............................................     15,500     423,279
    Mazda Motor Corp......................................................  3,004,500  27,582,257
    Mebuki Financial Group, Inc...........................................  1,258,420   3,197,158
    Medipal Holdings Corp.................................................    186,050   4,250,782
    Mitsubishi Chemical Holdings Corp.....................................  3,045,600  23,211,195
    Mitsubishi Corp.......................................................  1,950,600  49,612,351
    Mitsubishi Gas Chemical Co., Inc......................................    727,100  10,257,136
    Mitsubishi Heavy Industries, Ltd......................................    603,600  24,427,291
    Mitsubishi Logistics Corp.............................................     89,600   2,274,469
    Mitsubishi Materials Corp.............................................    518,200  14,900,850
    Mitsubishi Motors Corp................................................  2,460,900  11,235,979
    Mitsubishi Tanabe Pharma Corp.........................................    252,700   3,024,385
#   Mitsubishi UFJ Financial Group, Inc., Sponsored ADR...................  4,284,125  22,191,768
    Mitsubishi UFJ Financial Group, Inc................................... 11,934,650  61,872,666
    Mitsubishi UFJ Lease & Finance Co., Ltd...............................  1,638,400  10,058,112
    Mitsui & Co., Ltd., Sponsored ADR.....................................     11,723   4,018,234
    Mitsui & Co., Ltd.....................................................  1,157,000  19,870,274
    Mitsui Chemicals, Inc.................................................    823,660  19,587,810
    Mitsui Fudosan Co., Ltd...............................................    264,100   6,756,426
    Mitsui OSK Lines, Ltd.................................................    546,400  14,883,125
    Mizuho Financial Group, Inc........................................... 28,808,800  44,724,954
    Mizuho Financial Group, Inc., ADR.....................................     64,489     201,851
    MS&AD Insurance Group Holdings, Inc...................................    666,953  21,536,723
    Nagase & Co., Ltd.....................................................    251,300   3,799,917
    NEC Corp..............................................................    464,410  18,404,850
    NGK Insulators, Ltd...................................................     20,600     316,473
    NGK Spark Plug Co., Ltd...............................................    200,600   4,066,924
    NH Foods, Ltd.........................................................    404,567  16,998,227
    NHK Spring Co., Ltd...................................................    883,400   7,216,672
#   Nikon Corp............................................................    902,000  11,500,770
    Nippo Corp............................................................    285,900   5,874,508
    Nippon Electric Glass Co., Ltd........................................    232,300   5,232,917
    Nippon Express Co., Ltd...............................................    316,124  18,036,625
    Nippon Kayaku Co., Ltd................................................    162,000   1,968,832
    Nippon Paper Industries Co., Ltd......................................    475,600   8,198,203
    Nippon Shokubai Co., Ltd..............................................    115,900   7,146,729

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- ------------
JAPAN -- (Continued)
     Nippon Steel Corp..................................................... 2,166,993 $ 31,628,399
#    Nippon Yusen K.K......................................................   771,300   13,856,463
     Nipro Corp............................................................   136,100    1,595,850
     Nissan Motor Co., Ltd................................................. 6,443,700   40,663,481
     Nitto Denko Corp......................................................    19,300    1,067,786
#    NOK Corp..............................................................   423,620    6,635,180
     Nomura Holdings, Inc.................................................. 4,281,202   19,457,985
     Nomura Real Estate Holdings, Inc......................................   521,500   12,359,220
     NSK, Ltd.............................................................. 1,136,400   10,566,712
     Obayashi Corp......................................................... 2,342,282   24,105,334
     Oji Holdings Corp..................................................... 3,422,700   17,696,178
     Orient Corp...........................................................    38,400       56,099
     ORIX Corp............................................................. 3,324,900   52,250,442
     Panasonic Corp........................................................   835,200    7,019,337
     Rengo Co., Ltd........................................................   899,500    6,522,306
     Resona Holdings, Inc.................................................. 2,696,600   11,726,332
     Ricoh Co., Ltd........................................................ 2,220,400   19,774,024
     Rohm Co., Ltd.........................................................   169,400   13,421,355
     Sankyo Co., Ltd.......................................................    26,400      923,938
     Sawai Pharmaceutical Co., Ltd.........................................     7,500      423,202
     Sega Sammy Holdings, Inc..............................................    52,200      734,616
     Seiko Epson Corp......................................................   195,100    2,758,917
     Seino Holdings Co., Ltd...............................................   481,500    6,191,121
     Sekisui House, Ltd.................................................... 1,702,700   36,717,668
     Shimamura Co., Ltd....................................................    73,000    6,183,325
     Shimizu Corp..........................................................   746,000    6,954,213
     Shinsei Bank, Ltd.....................................................   313,400    4,885,827
     Shizuoka Bank, Ltd. (The).............................................   851,000    6,466,557
     Showa Denko K.K.......................................................   234,100    6,568,128
     SoftBank Group Corp................................................... 1,015,100   39,047,247
     Sojitz Corp........................................................... 3,995,200   12,575,052
     Sompo Holdings, Inc...................................................   309,710   12,173,485
     Sumitomo Bakelite Co., Ltd............................................     3,400      140,982
     Sumitomo Chemical Co., Ltd............................................ 7,962,000   36,421,195
     Sumitomo Corp......................................................... 1,701,500   27,636,427
     Sumitomo Electric Industries, Ltd..................................... 3,161,100   43,350,550
     Sumitomo Forestry Co., Ltd............................................   598,600    8,688,397
     Sumitomo Heavy Industries, Ltd........................................   524,600   16,295,143
     Sumitomo Metal Mining Co., Ltd........................................   767,164   25,661,386
     Sumitomo Mitsui Financial Group, Inc.................................. 2,857,600  101,453,852
     Sumitomo Mitsui Trust Holdings, Inc...................................   391,544   14,269,964
     Sumitomo Osaka Cement Co., Ltd........................................    16,700      728,988
     Sumitomo Rubber Industries, Ltd.......................................   770,500   10,212,016
     T&D Holdings, Inc..................................................... 1,897,000   21,128,280
     Taiheiyo Cement Corp..................................................   528,721   14,956,977
     Taisho Pharmaceutical Holdings Co., Ltd...............................     2,800      199,289
     Taiyo Yuden Co., Ltd..................................................   155,900    4,122,919
#    Takashimaya Co., Ltd..................................................   463,917    5,385,156
# *  Takeda Pharmaceutical Co, Ltd., Sponsored ADR.........................   247,252    4,443,112
     Takeda Pharmaceutical Co., Ltd........................................   302,271   10,921,974
     TDK Corp..............................................................    89,800    8,860,902
     Teijin, Ltd...........................................................   855,090   17,134,578
     THK Co., Ltd..........................................................   197,800    5,687,796
     Toda Corp.............................................................   717,800    4,483,768
     Toho Holdings Co., Ltd................................................   194,600    4,935,525
     Tokai Rika Co., Ltd...................................................    28,300      546,198
     Tokio Marine Holdings, Inc............................................    11,719      633,595
     Tokyo Broadcasting System Holdings, Inc...............................    56,000      892,944
     Tokyo Tatemono Co., Ltd...............................................   870,300   12,382,173

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                             SHARES      VALUE>>
                                                                            --------- --------------
JAPAN -- (Continued)
     Tokyu Fudosan Holdings Corp........................................... 2,556,700 $   16,958,334
     Toppan Printing Co., Ltd..............................................   656,900     12,149,573
     Toray Industries, Inc................................................. 1,741,000     12,303,888
     Tosoh Corp............................................................ 1,241,700     17,001,980
     Toyo Seikan Group Holdings, Ltd.......................................   477,449      7,545,303
     Toyoda Gosei Co., Ltd.................................................   311,200      7,280,431
     Toyota Industries Corp................................................   235,200     14,112,580
#    Toyota Motor Corp., Sponsored ADR.....................................   212,618     29,458,224
     Toyota Motor Corp..................................................... 3,658,590    253,836,203
     Toyota Tsusho Corp....................................................   524,100     18,080,674
     TS Tech Co., Ltd......................................................   145,000      4,643,981
     TV Asahi Holdings Corp................................................    31,700        495,120
     Ube Industries, Ltd...................................................   504,100     10,793,365
     Universal Entertainment Corp..........................................    32,900      1,097,869
     Wacoal Holdings Corp..................................................    69,200      1,819,365
     Yamada Denki Co., Ltd................................................. 1,863,600      9,007,675
     Yamaguchi Financial Group, Inc........................................   399,348      2,801,945
     Yamaha Motor Co., Ltd.................................................   427,000      8,357,639
     Yamato Kogyo Co., Ltd.................................................    51,100      1,325,619
     Yamazaki Baking Co., Ltd..............................................    21,100        359,727
     Yokohama Rubber Co., Ltd. (The).......................................   563,500     12,585,904
     Zeon Corp.............................................................   404,300      4,605,664
                                                                                      --------------
TOTAL JAPAN................................................................            2,736,919,566
                                                                                      --------------
NETHERLANDS -- (3.5%)
     ABN AMRO Bank NV...................................................... 1,461,221     27,237,243
     Aegon NV.............................................................. 4,539,272     19,692,878
#    Aegon NV..............................................................   523,920      2,263,334
     Akzo Nobel NV.........................................................    29,483      2,718,107
     ArcelorMittal......................................................... 1,780,735     26,477,694
#    ArcelorMittal.........................................................   726,121     10,761,115
     ASR Nederland NV......................................................    30,999      1,136,380
     Coca-Cola European Partners P.L.C.....................................    24,638      1,321,314
#    ING Groep NV, Sponsored ADR...........................................   921,132     10,436,426
     ING Groep NV.......................................................... 6,111,967     69,208,773
     Koninklijke Ahold Delhaize NV......................................... 5,195,538    129,473,095
     Koninklijke DSM NV....................................................   645,359     76,596,330
     Koninklijke Philips NV................................................    81,630      3,581,440
#    Koninklijke Philips NV................................................    33,914      1,488,825
#    Koninklijke Vopak NV..................................................   167,250      9,187,988
     NN Group NV...........................................................   858,083     32,741,782
     Randstad NV...........................................................   209,874     11,647,345
                                                                                      --------------
TOTAL NETHERLANDS..........................................................              435,970,069
                                                                                      --------------
NEW ZEALAND -- (0.2%)
     Air New Zealand, Ltd.................................................. 2,720,019      4,924,198
     Auckland International Airport, Ltd................................... 1,975,400     11,773,035
     EBOS Group, Ltd.......................................................   129,451      2,044,602
     Fletcher Building, Ltd................................................ 1,687,154      4,957,087
# *  Fonterra Co-operative Group, Ltd......................................   284,937        757,840
#    Ryman Healthcare, Ltd.................................................    39,063        322,854
     SKYCITY Entertainment Group, Ltd......................................   266,175        666,858
                                                                                      --------------
TOTAL NEW ZEALAND..........................................................               25,446,474
                                                                                      --------------
NORWAY -- (0.8%)
     Austevoll Seafood ASA.................................................    33,739        340,699
     DNB ASA............................................................... 2,146,171     39,075,935
     Equinor ASA...........................................................   164,244      3,049,301

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                           ---------- ------------
NORWAY -- (Continued)
    Norsk Hydro ASA.......................................................  5,166,320 $ 18,255,496
    SpareBank 1 SR-Bank ASA...............................................    369,350    3,935,638
    Storebrand ASA........................................................  1,436,496   10,155,294
#   Subsea 7 SA...........................................................    885,085    8,315,118
    Yara International ASA................................................    283,939   11,061,188
                                                                                      ------------
TOTAL NORWAY..............................................................              94,188,669
                                                                                      ------------
PORTUGAL -- (0.0%)
    Banco Espirito Santo SA...............................................  2,631,973            0
    EDP Renovaveis SA.....................................................    541,158    6,172,620
                                                                                      ------------
TOTAL PORTUGAL............................................................               6,172,620
                                                                                      ------------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd.......................................................  8,246,300   21,796,799
    City Developments, Ltd................................................  1,714,600   13,578,244
    Frasers Property, Ltd.................................................    492,700      666,468
    Golden Agri-Resources, Ltd............................................  5,473,500      821,578
    Hongkong Land Holdings, Ltd...........................................  1,260,100    6,922,226
    Hutchison Port Holdings Trust.........................................  5,888,800      912,181
    Keppel Corp., Ltd.....................................................  6,501,200   32,736,043
    Olam International, Ltd...............................................    464,700      624,070
    Oversea-Chinese Banking Corp., Ltd....................................    803,956    6,463,169
    Sembcorp Industries, Ltd..............................................  1,075,800    1,806,150
    Singapore Airlines, Ltd...............................................  3,017,400   20,855,560
    Singapore Press Holdings, Ltd.........................................    453,900      738,674
    United Industrial Corp., Ltd..........................................  1,368,070    2,914,607
    UOL Group, Ltd........................................................  1,203,774    6,892,666
    Wilmar International, Ltd.............................................  4,462,100   12,268,445
    Yangzijiang Shipbuilding Holdings Ltd.................................    597,000      417,952
                                                                                      ------------
TOTAL SINGAPORE...........................................................             130,414,832
                                                                                      ------------
SPAIN -- (2.1%)
#   Banco Bilbao Vizcaya Argentaria SA....................................  3,587,557   18,895,044
#   Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR.....................    538,369    2,815,670
    Banco de Sabadell SA.................................................. 18,523,466   20,361,537
    Banco Santander SA.................................................... 52,022,978  208,887,734
    Banco Santander SA, Sponsored ADR.....................................     71,002      281,168
    Bankia SA.............................................................  1,716,143    3,274,091
    CaixaBank SA..........................................................    366,705    1,051,562
    Repsol SA.............................................................    732,346   12,068,838
                                                                                      ------------
TOTAL SPAIN...............................................................             267,635,644
                                                                                      ------------
SWEDEN -- (2.3%)
#   BillerudKorsnas AB....................................................    504,958    6,073,168
    Boliden AB............................................................  1,195,043   32,227,279
    Dometic Group AB......................................................    188,158    1,746,902
    Getinge AB, Class B...................................................    559,676    9,568,528
#   Holmen AB, Class A....................................................      5,562      167,232
    Holmen AB, Class B....................................................    416,562   12,293,019
    Husqvarna AB, Class B.................................................    132,968    1,018,655
    ICA Gruppen AB........................................................    167,988    7,433,759
#   Intrum AB.............................................................    198,388    5,348,355
#   Millicom International Cellular SA....................................    133,262    6,075,164
    Pandox AB.............................................................     92,987    1,860,791
    Peab AB...............................................................    213,986    1,804,427
    Saab AB, Class B......................................................        726       22,420
    Skandinaviska Enskilda Banken AB, Class A.............................  4,478,462   42,954,423

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                              SHARES      VALUE>>
                                                                            ---------- --------------
SWEDEN -- (Continued)
#    Skandinaviska Enskilda Banken AB, Class C.............................     28,685 $      277,355
     SKF AB, Class B.......................................................  1,179,544     21,356,998
     SSAB AB, Class A......................................................    546,342      1,529,183
#    SSAB AB, Class B......................................................  1,359,160      3,424,018
     Svenska Cellulosa AB SCA, Class A.....................................     63,918        675,844
     Svenska Cellulosa AB SCA, Class B.....................................  1,727,990     17,632,631
     Svenska Handelsbanken AB, Class A.....................................  2,560,946     25,701,152
#    Svenska Handelsbanken AB, Class B.....................................     37,204        373,871
     Swedbank AB, Class A..................................................  1,322,874     18,537,811
     Tele2 AB, Class B.....................................................    140,411      2,010,005
     Telefonaktiebolaget LM Ericsson, Class B..............................     63,056        551,033
     Telia Co. AB..........................................................  7,857,507     34,564,450
#    Trelleborg AB, Class B................................................    639,453     10,340,365
     Volvo AB, Class A.....................................................     32,487        486,851
     Volvo AB, Class B.....................................................  1,717,312     25,735,232
                                                                                       --------------
TOTAL SWEDEN...............................................................               291,790,921
                                                                                       --------------
SWITZERLAND -- (9.4%)
     ABB, Ltd..............................................................  3,061,074     64,282,501
     Adecco Group AG.......................................................    683,506     40,631,800
*    Alcon, Inc............................................................     63,250      3,748,851
*    Alcon, Inc............................................................    507,291     30,000,201
     Baloise Holding AG....................................................    165,168     30,548,385
     Banque Cantonale Vaudoise.............................................      3,001      2,353,150
     Barry Callebaut AG....................................................        484      1,022,837
     Chocoladefabriken Lindt & Spruengli AG................................          6        491,333
#    Cie Financiere Richemont SA...........................................  1,165,784     91,608,647
     Clariant AG...........................................................    390,354      8,007,154
     Credit Suisse Group AG................................................  1,363,427     16,876,313
#    Credit Suisse Group AG, Sponsored ADR.................................  1,052,790     13,033,540
     Flughafen Zurich AG...................................................     44,330      7,987,917
     Helvetia Holding AG...................................................     15,210      2,136,507
#    Julius Baer Group, Ltd................................................    716,015     31,707,719
     LafargeHolcim, Ltd....................................................    804,630     41,533,768
     LafargeHolcim, Ltd....................................................    375,078     19,263,945
     Lonza Group AG........................................................    193,034     69,575,711
#    Novartis AG, Sponsored ADR............................................    333,391     29,151,709
     Novartis AG...........................................................  2,468,436    215,680,082
#    Swatch Group AG (The).................................................    144,166     39,974,069
     Swatch Group AG (The).................................................    195,503     10,495,849
     Swiss Life Holding AG.................................................    104,266     52,218,157
     Swiss Prime Site AG...................................................    120,516     12,421,805
     Swiss Re AG...........................................................    324,348     34,020,445
#    Swisscom AG...........................................................     67,885     34,722,794
     UBS Group AG..........................................................  6,275,625     74,273,024
# *  UBS Group AG..........................................................  1,233,581     14,519,248
     Vifor Pharma AG.......................................................     32,760      5,159,020
     Zurich Insurance Group AG.............................................    445,436    174,477,301
                                                                                       --------------
TOTAL SWITZERLAND..........................................................             1,171,923,782
                                                                                       --------------
UNITED KINGDOM -- (14.6%)
     3i Group P.L.C........................................................    794,832     11,614,784
     Anglo American P.L.C..................................................  3,439,726     88,528,544
     Antofagasta P.L.C.....................................................    246,621      2,777,620
     Aviva P.L.C........................................................... 16,319,347     87,962,023
#    Barclays P.L.C., Sponsored ADR........................................  6,570,671     56,704,891
     Barclays P.L.C........................................................    191,609        415,614
     Barratt Developments P.L.C............................................  3,934,603     32,176,411

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                SHARES        VALUE>>
                                                                              ----------- ---------------
UNITED KINGDOM -- (Continued)
       BP P.L.C., Sponsored ADR..............................................   3,728,757 $   141,357,178
#      British American Tobacco P.L.C., Sponsored ADR........................     952,398      33,295,834
       British American Tobacco P.L.C........................................   3,130,216     109,482,004
       Carnival P.L.C........................................................     102,449       4,099,679
       Carnival P.L.C., ADR..................................................      20,467         832,188
       Glencore P.L.C........................................................  26,606,474      80,308,409
       GVC Holdings P.L.C....................................................      69,102         797,212
       HSBC Holdings P.L.C...................................................  13,949,143     105,387,283
       HSBC Holdings P.L.C., Sponsored ADR...................................   2,719,882     102,784,340
       Investec P.L.C........................................................   1,312,079       7,438,773
       J Sainsbury P.L.C.....................................................   8,162,535      21,510,522
       John Wood Group P.L.C.................................................     531,596       2,334,035
       Kingfisher P.L.C......................................................   7,975,671      21,395,589
       Lloyds Banking Group P.L.C............................................ 181,694,609     133,655,657
#      Lloyds Banking Group P.L.C., ADR......................................   1,479,223       4,289,747
       Melrose Industries P.L.C..............................................   4,733,470      13,081,828
#      Micro Focus International P.L.C., Sponsored ADR.......................     187,071       2,566,621
       Micro Focus International P.L.C.......................................     241,441       3,313,827
       Pearson P.L.C.........................................................     515,601       4,553,579
#      Pearson P.L.C., Sponsored ADR.........................................   1,119,256       9,849,453
       Phoenix Group Holdings P.L.C..........................................     430,695       3,934,026
       Royal Bank of Scotland Group P.L.C....................................   5,175,515      14,306,357
#      Royal Bank of Scotland Group P.L.C., Sponsored ADR....................   1,051,278       5,834,593
       Royal Dutch Shell P.L.C., Sponsored ADR, Class A......................   3,293,873     190,945,796
#      Royal Dutch Shell P.L.C., Sponsored ADR, Class B......................   3,560,210     207,524,641
       Royal Dutch Shell P.L.C. , Class A (B03MLX2)..........................     136,125       3,946,003
       Royal Mail P.L.C......................................................     786,558       2,152,376
       Standard Chartered P.L.C..............................................   4,078,355      37,006,706
       Standard Life Aberdeen P.L.C..........................................   1,614,944       6,349,414
       Vodafone Group P.L.C..................................................  58,351,986     119,080,026
#      Vodafone Group P.L.C., Sponsored ADR..................................   4,011,201      81,908,730
       Wm Morrison Supermarkets P.L.C........................................   9,487,736      24,510,173
#      WPP P.L.C., Sponsored ADR.............................................     150,428       9,392,724
       WPP P.L.C.............................................................   2,296,513      28,659,467
                                                                                          ---------------
TOTAL UNITED KINGDOM.........................................................               1,818,064,677
                                                                                          ---------------
TOTAL COMMON STOCKS..........................................................              12,067,720,278
                                                                                          ---------------
PREFERRED STOCKS -- (1.3%)
GERMANY -- (1.3%)
       Bayerische Motoren Werke AG...........................................     157,620       9,702,006
       Porsche Automobil Holding SE..........................................     322,304      23,731,440
       Volkswagen AG.........................................................     701,336     133,327,635
                                                                                          ---------------
TOTAL GERMANY................................................................                 166,761,081
                                                                                          ---------------
TOTAL INVESTMENT SECURITIES (Cost $12,023,744,028)...........................              12,234,481,359
                                                                                          ---------------

                                                                                              VALUE+
                                                                                          ---------------
SECURITIES LENDING COLLATERAL -- (2.1%)
@ (S)  The DFA Short Term Investment Fund....................................  22,261,860     257,591,985
                                                                                          ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,281,304,441).....................................................             $12,492,073,344
                                                                                          ===============

ADR    American Depositary Receipt.
P.L.C. Public Limited Company.
SA     Special Assessment.

>> Securities that have generally been fair value factored. See Note B to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


#      Total or Partial Securities on Loan.
*      Non-Income Producing Securities.
+      See Note B to Financial Statements.
@      Security purchased with cash proceeds from Securities on Loan.
(S)    Affiliated Fund.

As of October 31, 2019, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index...................................     44     12/20/19  $  4,216,215 $  4,305,840   $   89,625
S&P 500(R) Emini Index............................    676     12/20/19   101,655,047  102,610,040      954,993
                                                                        ------------ ------------   ----------
TOTAL FUTURES CONTRACTS...........................                      $105,871,262 $106,915,880   $1,044,618
                                                                        ============ ============   ==========

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          ------------------------------------------------------
                                                             LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                                          -------------- --------------- ------- ---------------
Common Stocks
   Australia.............................................             -- $   810,189,014   --    $   810,189,014
   Austria...............................................             --       8,691,555   --          8,691,555
   Belgium...............................................             --     124,444,141   --        124,444,141
   Canada................................................ $1,017,159,078              --   --      1,017,159,078
   Denmark...............................................             --     201,071,636   --        201,071,636
   Finland...............................................             --     107,311,398   --        107,311,398
   France................................................         42,302   1,275,727,622   --      1,275,769,924
   Germany...............................................     12,174,548     809,833,895   --        822,008,443
   Hong Kong.............................................             --     364,482,765   --        364,482,765
   Ireland...............................................      7,252,879      27,629,475   --         34,882,354
   Israel................................................             --      47,094,287   --         47,094,287
   Italy.................................................     37,407,081     238,681,348   --        276,088,429
   Japan.................................................     61,015,488   2,675,904,078   --      2,736,919,566
   Netherlands...........................................     24,949,700     411,020,369   --        435,970,069
   New Zealand...........................................             --      25,446,474   --         25,446,474
   Norway................................................             --      94,188,669   --         94,188,669
   Portugal..............................................             --       6,172,620   --          6,172,620
   Singapore.............................................             --     130,414,832   --        130,414,832
   Spain.................................................      3,096,838     264,538,806   --        267,635,644
   Sweden................................................             --     291,790,921   --        291,790,921
   Switzerland...........................................     60,453,348   1,111,470,434   --      1,171,923,782
   United Kingdom........................................    847,286,736     970,777,941   --      1,818,064,677
Preferred Stocks
   Germany...............................................             --     166,761,081   --        166,761,081
Securities Lending Collateral............................             --     257,591,985   --        257,591,985
Futures Contracts**......................................      1,044,618              --   --          1,044,618
                                                          -------------- ---------------   --    ---------------
TOTAL.................................................... $2,071,882,616 $10,421,235,346   --    $12,493,117,962
                                                          ============== ===============   ==    ===============

**     Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                             SHARES    VALUE>>
                                                                            --------- ----------
COMMON STOCKS -- (97.6%)
COMMUNICATION SERVICES -- (2.6%)
     Adways, Inc...........................................................    18,400 $   51,478
#    Aeria, Inc............................................................    15,800    147,999
#    Akatsuki, Inc.........................................................    30,200  1,683,013
# *  ALBERT, Inc...........................................................     2,000    165,176
# *  AlphaPolis Co., Ltd...................................................    13,800    265,923
     AOI TYO Holdings, Inc.................................................   166,231    989,051
     Asahi Broadcasting Group Holdings Corp................................    72,200    495,229
     Asahi Net, Inc........................................................   102,300    633,335
     Ateam, Inc............................................................    94,800    925,761
*    Atrae, Inc............................................................    41,000  1,207,803
     Avex, Inc.............................................................   286,800  3,489,171
# *  Bengo4.com, Inc.......................................................    36,300  1,680,716
*    Broadmedia Corp.......................................................    39,100     29,004
     Broccoli Co., Ltd.....................................................     5,300     62,905
# *  CareerIndex, Inc......................................................    25,100    106,936
#    Ceres, Inc............................................................    24,900    288,958
*    COOKPAD, Inc..........................................................   228,500    687,837
#    Dip Corp..............................................................   253,900  6,891,938
*    Drecom Co., Ltd.......................................................     4,700     32,343
# *  eBook Initiative Japan Co., Ltd.......................................    11,700    184,543
#    Extreme Co., Ltd......................................................    17,300    319,290
     F@N Communications, Inc...............................................   371,200  1,792,304
     Faith, Inc............................................................    60,910    438,637
#    Freebit Co., Ltd......................................................    69,000    553,406
     Full Speed, Inc.......................................................    41,900    189,222
     Gakken Holdings Co., Ltd..............................................    38,900  2,133,280
     Gree, Inc.............................................................   982,000  4,662,546
     Gurunavi, Inc.........................................................   219,500  1,929,036
     Imagica Group, Inc....................................................   118,100    616,410
     Intage Holdings, Inc..................................................   263,400  2,346,443
     Internet Initiative Japan, Inc........................................   194,900  4,621,457
     ITmedia, Inc..........................................................    20,400    135,655
# *  Itokuro, Inc..........................................................    55,700    915,962
# *  Kadokawa Dwango.......................................................   449,516  6,425,410
#    Kamakura Shinsho, Ltd.................................................    61,100    840,122
# *  KLab, Inc.............................................................   141,900  1,262,790
*    LIFULL Co., Ltd.......................................................   462,800  2,812,749
     Macromill, Inc........................................................   261,900  2,332,595
     MarkLines Co., Ltd....................................................    70,900  1,387,825
     Marvelous, Inc........................................................   255,000  1,799,782
#    Members Co., Ltd......................................................    45,500    808,082
     Mixi, Inc.............................................................   219,400  4,239,671
*    Mobile Factory, Inc...................................................    24,600    321,758
     MTI, Ltd..............................................................   192,600  1,249,225
# *  Mynet, Inc............................................................    17,800     91,614
     Okinawa Cellular Telephone Co.........................................    86,400  2,952,726
# *  PR Times, Inc.........................................................       600     14,413
     Proto Corp............................................................   183,600  1,986,800
# *  Shobunsha Publications, Inc...........................................   252,700    950,959
     SKY Perfect JSAT Holdings, Inc........................................ 1,132,900  4,678,874
#    SoldOut, Inc..........................................................     6,300     81,945
# *  Synchro Food Co., Ltd.................................................    47,900    219,171
     Toei Animation Co., Ltd...............................................    54,100  2,523,831
     Toei Co., Ltd.........................................................    26,000  3,600,326
     Tohokushinsha Film Corp...............................................    90,500    541,349
#    Tow Co., Ltd..........................................................   138,400    986,930

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES    VALUE>>
                                                                            ------- ------------
COMMUNICATION SERVICES -- (Continued)
     TV Asahi Holdings Corp................................................   3,500 $     54,666
     Tv Tokyo Holdings Corp................................................ 103,500    2,154,492
#    Usen-Next Holdings Co., Ltd...........................................  97,100      923,654
     ValueCommerce Co., Ltd................................................ 113,500    1,746,226
# *  V-Cube, Inc........................................................... 112,200      467,793
*    Vector, Inc........................................................... 206,200    1,938,765
*    Vision, Inc........................................................... 128,400    1,883,010
     Wowow, Inc............................................................  45,800    1,101,619
# *  Zappallas, Inc........................................................  55,900      211,039
#    Zenrin Co., Ltd....................................................... 287,150    5,200,440
     ZIGExN Co., Ltd....................................................... 445,600    2,389,351
                                                                                    ------------
TOTAL COMMUNICATION SERVICES...............................................          100,852,769
                                                                                    ------------
CONSUMER DISCRETIONARY -- (18.0%)
     Adastria Co., Ltd..................................................... 156,440    3,847,633
#    Adventure, Inc........................................................   8,800      225,075
     Aeon Fantasy Co., Ltd.................................................  65,032    1,770,789
*    AGORA Hospitality Group Co., Ltd...................................... 341,200      107,140
     Ahresty Corp.......................................................... 158,000      802,379
     Aigan Co., Ltd........................................................  86,100      204,565
     Ainavo Holdings Co., Ltd..............................................   5,600       49,124
     Aisan Industry Co., Ltd............................................... 273,500    2,261,239
# *  Akebono Brake Industry Co., Ltd....................................... 396,600      756,980
#    Alleanza Holdings Co., Ltd............................................  99,000      747,685
     Alpen Co., Ltd........................................................ 133,200    2,117,495
     Alpha Corp............................................................  52,600      633,778
     Amiyaki Tei Co., Ltd..................................................  32,000    1,015,856
     AOKI Holdings, Inc.................................................... 287,400    2,923,979
     Aoyama Trading Co., Ltd............................................... 343,700    6,047,259
     Arata Corp............................................................ 102,100    3,827,662
     Arcland Sakamoto Co., Ltd............................................. 228,600    2,696,614
     Arcland Service Holdings Co., Ltd..................................... 110,400    1,961,823
     Asahi Co., Ltd........................................................ 114,000    1,264,340
     Asante, Inc...........................................................  49,700      959,945
     Ashimori Industry Co., Ltd............................................  30,899      426,010
     ASKUL Corp............................................................  47,300    1,299,292
#    Asti Corp.............................................................  20,800      347,250
#    Atom Corp............................................................. 738,900    6,818,472
     Atsugi Co., Ltd....................................................... 127,300      965,474
*    Aucfan Co., Ltd.......................................................   3,100       22,423
     Aucnet, Inc...........................................................  22,400      307,650
     Autobacs Seven Co., Ltd............................................... 555,300    9,166,960
     Baroque Japan, Ltd....................................................  96,500      833,222
*    Beaglee, Inc..........................................................  35,400      325,218
     Beauty Garage, Inc....................................................  18,600      285,738
     Belluna Co., Ltd...................................................... 383,700    2,508,445
     Bic Camera, Inc....................................................... 181,000    1,976,172
#    Bookoff Group Holdings, Ltd...........................................  68,800      741,583
#    BRONCO BILLY Co., Ltd.................................................  86,800    2,170,521
#    Can Do Co., Ltd.......................................................  71,000    1,049,436
     Central Automotive Products, Ltd......................................  85,400    1,671,348
     Central Sports Co., Ltd...............................................  52,100    1,573,979
#    Chikaranomoto Holdings Co., Ltd.......................................  35,400      275,443
     CHIMNEY Co., Ltd......................................................  37,900      847,118
     Chiyoda Co., Ltd...................................................... 124,200    1,840,500
     Chofu Seisakusho Co., Ltd............................................. 143,500    3,321,919
     Choushimaru Co., Ltd..................................................   6,300       79,021
     Chuo Spring Co., Ltd..................................................  20,000      540,835
     Cleanup Corp.......................................................... 149,800      802,113

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES   VALUE>>
                                                                            ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
     Coco's Japan Co., Ltd.................................................  57,700 $  721,143
     Colowide Co., Ltd..................................................... 338,700  6,567,581
     Corona Corp........................................................... 105,500  1,130,807
     Create Restaurants Holdings, Inc...................................... 346,200  5,944,994
     Cross Plus, Inc.......................................................   9,800     57,379
     Daido Metal Co., Ltd.................................................. 312,200  1,980,451
#    Daidoh, Ltd........................................................... 101,300    266,226
     Daikoku Denki Co., Ltd................................................  62,000    878,182
     Daikyonishikawa Corp.................................................. 274,100  2,105,795
     Dainichi Co., Ltd.....................................................  68,900    439,653
#    DCM Holdings Co., Ltd................................................. 824,900  8,165,844
     DD Holdings Co., Ltd..................................................  60,400    894,478
     Descente, Ltd......................................................... 182,100  2,334,129
     Doshisha Co., Ltd..................................................... 176,500  2,797,044
     Doutor Nichires Holdings Co., Ltd..................................... 213,186  4,268,925
#    Dynic Corp............................................................  42,200    304,363
     Eagle Industry Co., Ltd............................................... 202,100  2,029,614
#    EAT&Co, Ltd...........................................................  33,000    542,664
#    EDION Corp............................................................ 552,600  5,491,813
# *  Enigmo, Inc........................................................... 183,400  1,615,546
     ES-Con Japan, Ltd..................................................... 200,400  1,630,044
     ESCRIT, Inc...........................................................  47,100    363,522
     Eslead Corp...........................................................  59,800  1,121,334
     ESTELLE Holdings Co., Ltd.............................................  12,600     75,854
     Exedy Corp............................................................ 225,100  5,302,153
     FCC Co., Ltd.......................................................... 286,300  5,923,643
     Felissimo Corp........................................................  21,200    205,294
     Fields Corp........................................................... 119,200    597,344
     Fine Sinter Co., Ltd..................................................  10,300    193,376
#    First Juken Co., Ltd..................................................  51,200    633,448
#    First-corp, Inc.......................................................  45,300    293,858
#    FJ Next Co., Ltd...................................................... 116,100  1,206,326
     Foster Electric Co., Ltd.............................................. 151,200  2,703,198
     France Bed Holdings Co., Ltd.......................................... 153,900  1,440,566
     F-Tech, Inc........................................................... 104,800    743,089
     Fuji Co., Ltd......................................................... 148,400  2,670,113
#    Fuji Corp.............................................................  40,200    820,133
     Fuji Corp., Ltd....................................................... 200,800  1,328,651
#    Fuji Kyuko Co., Ltd...................................................  48,200  1,925,714
     Fujibo Holdings, Inc..................................................  77,700  2,440,905
     Fujikura Composites, Inc.............................................. 145,600    598,333
#    Fujio Food System Co., Ltd............................................  58,100  1,662,844
     Fujishoji Co., Ltd....................................................  55,100    483,653
     Fujita Kanko, Inc.....................................................  59,200  1,581,038
#    Fujitsu General, Ltd.................................................. 512,500  9,251,020
     FuKoKu Co., Ltd.......................................................  67,200    450,806
*    Funai Electric Co., Ltd............................................... 139,000    766,220
#    Furukawa Battery Co., Ltd. (The)...................................... 101,100    625,320
     Furyu Corp............................................................ 100,400    905,769
     Futaba Industrial Co., Ltd............................................ 448,000  3,167,482
#    Gakkyusha Co., Ltd....................................................  50,900    601,563
#    Genki Sushi Co., Ltd..................................................  38,000    975,169
     Geo Holdings Corp..................................................... 245,000  3,053,197
#    Gfoot Co., Ltd........................................................  98,100    562,016
     GLOBERIDE, Inc........................................................  63,399  1,617,876
#    Gokurakuyu Holdings Co., Ltd..........................................  82,500    405,086
#    Golf Digest Online, Inc...............................................  72,900    473,092
     Greens Co., Ltd.......................................................  32,000    397,159
     GSI Creos Corp........................................................  31,592    326,311

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES   VALUE>>
                                                                            ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
     G-Tekt Corp........................................................... 147,400 $2,541,220
     Gunze, Ltd............................................................ 122,200  5,317,109
     H2O Retailing Corp.................................................... 289,200  3,279,970
#    Hagihara Industries, Inc..............................................  99,300  1,492,009
#    Hakuyosha Co., Ltd....................................................  13,600    368,559
#    Hamee Corp............................................................  36,100    415,297
#    Handsman Co., Ltd.....................................................  40,600    466,501
     Happinet Corp......................................................... 123,800  1,561,943
#    Harada Industry Co., Ltd..............................................  65,600    556,726
     Hard Off Corp. Co., Ltd...............................................  69,200    503,342
     Haruyama Holdings, Inc................................................  59,700    456,826
     Heian Ceremony Service Co., Ltd.......................................   8,300     66,728
     Hiday Hidaka Corp..................................................... 182,765  3,573,782
#    HI-LEX Corp........................................................... 122,100  1,908,980
     Himaraya Co., Ltd.....................................................  35,900    282,682
     Hinokiya Group Co., Ltd...............................................  49,000    940,608
     Hiramatsu, Inc........................................................ 170,200    500,143
#    HIS Co., Ltd.......................................................... 118,700  3,080,357
     H-One Co., Ltd........................................................ 144,500    976,075
     Honeys Holdings Co., Ltd.............................................. 183,340  2,308,166
     Hoosiers Holdings..................................................... 368,500  2,297,582
# *  Hotland Co., Ltd......................................................  66,900    745,520
#    House Do Co., Ltd.....................................................  28,700    486,258
#    HUB Co., Ltd..........................................................  36,400    353,830
#    I K K, Inc............................................................  67,800    442,399
     IBJ, Inc..............................................................  69,100    627,937
     Ichibanya Co., Ltd.................................................... 119,558  5,589,826
     Ichikoh Industries, Ltd............................................... 162,000  1,288,491
     IDOM, Inc............................................................. 449,900  1,902,366
     IJTT Co., Ltd......................................................... 170,180    844,493
     Imasen Electric Industrial............................................ 128,100  1,108,652
# *  Istyle, Inc........................................................... 307,900  2,114,091
     Izuhakone Railway Co., Ltd............................................     300          0
     Janome Sewing Machine Co., Ltd........................................ 104,900    400,822
#    Japan Best Rescue System Co., Ltd..................................... 114,400  1,171,538
     Japan Wool Textile Co., Ltd. (The).................................... 378,600  3,721,827
#    JFLA Holdings, Inc.................................................... 106,300    395,432
     JINS Holdings, Inc.................................................... 110,400  6,897,574
#    Joban Kosan Co., Ltd..................................................  46,199    748,786
     Joshin Denki Co., Ltd................................................. 133,200  2,670,839
     Joyful Honda Co., Ltd.................................................   9,000    114,370
     JP-Holdings, Inc...................................................... 356,800    946,216
     JVCKenwood Corp....................................................... 747,400  2,178,456
     Kappa Create Co., Ltd.................................................  74,600    963,161
     Kasai Kogyo Co., Ltd.................................................. 204,200  1,652,708
     Kawai Musical Instruments Manufacturing Co., Ltd......................  38,500  1,086,785
     Keihin Corp........................................................... 340,100  8,085,072
     Keiyo Co., Ltd........................................................ 286,400  1,397,941
     KFC Holdings Japan, Ltd...............................................  69,400  1,485,898
     King Co., Ltd.........................................................  54,100    288,206
     Kintetsu Department Store Co., Ltd....................................  61,900  1,973,277
     Ki-Star Real Estate Co., Ltd..........................................  50,600    908,419
*    KNT-CT Holdings Co., Ltd..............................................  78,700  1,107,244
     Kohnan Shoji Co., Ltd................................................. 171,100  3,973,354
     Kojima Co., Ltd....................................................... 251,600    991,180
     Komatsu Matere Co., Ltd............................................... 231,000  1,792,804
     KOMEDA Holdings Co., Ltd.............................................. 388,500  7,551,040
     Komehyo Co., Ltd......................................................  53,500    542,250
     Komeri Co., Ltd....................................................... 245,500  5,261,138

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES   VALUE>>
                                                                            ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
#    Konaka Co., Ltd....................................................... 173,606 $  675,697
     Koshidaka Holdings Co., Ltd........................................... 265,600  3,856,776
     Kourakuen Holdings Corp...............................................  82,400  1,536,612
     KU Holdings Co., Ltd.................................................. 127,700  1,033,348
     Kura Sushi, Inc.......................................................  83,700  3,521,230
     Kurabo Industries, Ltd................................................ 126,500  2,896,400
     Kushikatsu Tanaka Holdings Co.........................................  17,800    391,082
*    KYB Corp.............................................................. 181,600  5,799,552
     Kyoritsu Maintenance Co., Ltd.........................................  96,262  4,258,234
#    Kyoto Kimono Yuzen Co., Ltd...........................................  29,100     94,511
*    Laox Co., Ltd......................................................... 153,800    386,316
     LEC, Inc.............................................................. 184,500  1,857,229
# *  LIKE Kids, Inc........................................................  43,600    366,027
*    Litalico, Inc.........................................................  42,200    886,842
     LIXIL VIVA Corp....................................................... 176,800  3,056,909
     Look Holdings, Inc....................................................  36,700    382,440
     Mamiya-Op Co., Ltd....................................................  32,700    301,928
     Mars Group Holdings Corp..............................................  96,500  1,785,213
     Maruzen CHI Holdings Co., Ltd......................................... 122,900    428,121
#    Matsuya Co., Ltd...................................................... 165,400  1,279,490
     Matsuyafoods Holdings Co., Ltd........................................  73,300  2,755,571
     Media Do Holdings Co., Ltd............................................  37,400  1,167,939
#    Meiko Network Japan Co., Ltd.......................................... 170,600  1,515,549
     Meiwa Estate Co., Ltd.................................................  92,300    492,205
     Mikuni Corp........................................................... 174,900    582,643
     Misawa Homes Co., Ltd................................................. 138,000  1,480,050
     Mitsuba Corp.......................................................... 219,790  1,386,984
     Mizuno Corp........................................................... 147,900  3,868,392
     Monogatari Corp. (The)................................................  41,200  3,558,213
     Morito Co., Ltd....................................................... 115,800    859,562
     MRK Holdings, Inc.....................................................  15,300     25,035
#    MrMax Holdings, Ltd................................................... 179,000    793,928
     Murakami Corp.........................................................  30,200    706,243
     Musashi Seimitsu Industry Co., Ltd.................................... 380,200  5,281,530
     Nafco Co., Ltd........................................................  50,300    602,890
     Nagase Brothers, Inc..................................................     200      9,821
     Nagawa Co., Ltd.......................................................  50,100  3,050,667
     Nakayamafuku Co., Ltd.................................................  74,400    386,779
     New Art Holdings Co., Ltd.............................................   5,634     41,752
     Nextage Co., Ltd...................................................... 217,100  2,154,131
     NHK Spring Co., Ltd................................................... 398,400  3,254,610
     Nichirin Co., Ltd.....................................................  69,660  1,106,227
#    Nihon House Holdings Co., Ltd......................................... 357,500  1,673,035
     Nihon Plast Co., Ltd.................................................. 122,500    843,223
     Nihon Tokushu Toryo Co., Ltd..........................................  87,400    955,964
     Nikki Co., Ltd........................................................   2,100     44,397
     Nippon Felt Co., Ltd..................................................  84,000    387,144
#    Nippon Piston Ring Co., Ltd...........................................  46,000    583,294
     Nippon Seiki Co., Ltd................................................. 357,100  5,521,266
     Nishikawa Rubber Co., Ltd.............................................  31,700    510,879
     Nishimatsuya Chain Co., Ltd........................................... 389,800  3,468,851
     Nissan Shatai Co., Ltd................................................ 530,700  4,890,639
     Nissan Tokyo Sales Holdings Co., Ltd.................................. 178,000    495,917
     Nissin Kogyo Co., Ltd................................................. 316,900  6,489,785
     Nittan Valve Co., Ltd.................................................  93,500    241,188
     Nojima Corp........................................................... 228,900  4,060,516
     Ohashi Technica, Inc..................................................  73,600  1,018,534
     Ohsho Food Service Corp............................................... 108,000  6,526,014
# *  Oisix ra daichi, Inc..................................................  63,300    816,413

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES   VALUE>>
                                                                            ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
     Onward Holdings Co., Ltd.............................................. 838,200 $4,845,765
     Ootoya Holdings Co., Ltd..............................................  40,200    850,516
*    Open Door, Inc........................................................  69,400  1,327,571
     Ozu Corp..............................................................  24,400    419,524
     Pacific Industrial Co., Ltd........................................... 372,500  5,082,855
     PAL GROUP Holdings Co., Ltd...........................................  83,600  2,643,063
#    PAPYLESS Co., Ltd.....................................................  34,600    658,568
     Parco Co., Ltd........................................................ 187,800  2,263,158
     Paris Miki Holdings, Inc.............................................. 180,100    476,422
     PC Depot Corp......................................................... 223,881    994,699
     People Co., Ltd.......................................................  19,600    241,928
     Pepper Food Service Co., Ltd..........................................  70,600  1,071,712
#    PIA Corp..............................................................  35,500  1,523,397
     Piolax, Inc........................................................... 225,200  4,404,250
     Plenus Co., Ltd....................................................... 151,700  2,634,237
     Press Kogyo Co., Ltd.................................................. 636,000  2,697,579
     Pressance Corp........................................................ 281,800  4,604,989
     Raccoon Holdings, Inc.................................................  90,200    570,408
     Regal Corp............................................................   1,500     36,469
     Renaissance, Inc......................................................  93,100  1,442,204
# *  Renown, Inc........................................................... 345,000    362,728
     Resol Holdings Co., Ltd...............................................  10,399    386,984
     Resorttrust, Inc...................................................... 415,300  6,627,412
     Rhythm Watch Co., Ltd.................................................  53,800    504,241
     Riberesute Corp.......................................................  60,400    488,103
     Ride On Express Holdings Co., Ltd.....................................  54,600    686,994
#    Right On Co., Ltd..................................................... 143,325    754,028
     Riken Corp............................................................  69,100  2,563,821
#    Ringer Hut Co., Ltd................................................... 178,600  4,005,722
     Riso Kyoiku Co., Ltd.................................................. 723,600  2,778,028
     Round One Corp........................................................ 525,500  6,776,104
#    Royal Holdings Co., Ltd............................................... 227,100  5,735,265
*    Royal Hotel, Ltd. (The)...............................................   2,100     32,478
     Sac's Bar Holdings, Inc............................................... 138,350  1,140,595
     Saizeriya Co., Ltd.................................................... 233,900  5,310,498
     Sakai Ovex Co., Ltd...................................................  32,199    555,127
     San Holdings, Inc.....................................................  62,200    647,911
*    Sanden Holdings Corp..................................................  97,400    634,289
     Sanei Architecture Planning Co., Ltd..................................  80,900  1,156,268
     Sangetsu Corp......................................................... 349,650  6,610,765
     Sankyo Seiko Co., Ltd................................................. 252,500  1,316,452
#    Sanoh Industrial Co., Ltd............................................. 193,000  2,414,346
     Sanyei Corp...........................................................   4,300    128,334
#    Sanyo Electric Railway Co., Ltd....................................... 127,298  2,553,089
     Sanyo Housing Nagoya Co., Ltd.........................................  79,600    701,281
     Sanyo Shokai, Ltd..................................................... 102,099  1,357,117
     Scroll Corp........................................................... 206,200    646,018
#    Seiko Holdings Corp................................................... 217,781  5,347,835
     Seiren Co., Ltd....................................................... 380,600  4,692,112
# *  Senshukai Co., Ltd.................................................... 230,700    649,802
     Seria Co., Ltd........................................................  65,300  1,641,371
     SFP Holdings Co., Ltd.................................................  67,100  1,376,325
# *  Shidax Corp........................................................... 143,400    352,224
     Shikibo, Ltd..........................................................  65,500    567,222
     Shimachu Co., Ltd..................................................... 290,000  7,866,625
     Shimojima Co., Ltd....................................................  46,100    514,231
     Shoei Co., Ltd........................................................  92,700  4,035,207
     Showa Corp............................................................ 399,000  8,336,955
     Snow Peak, Inc........................................................  62,700    620,885

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES   VALUE>>
                                                                            ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
     SNT Corp.............................................................. 237,700 $  949,494
     Soft99 Corp...........................................................  83,400    772,469
#    Sotoh Co., Ltd........................................................  47,400    435,458
     Space Value Holdings Co., Ltd......................................... 239,300  1,146,171
     SPK Corp..............................................................  22,700    593,490
     SRS Holdings Co., Ltd................................................. 127,600  1,233,043
     St Marc Holdings Co., Ltd............................................. 125,700  2,804,011
     Starts Corp., Inc..................................................... 267,400  6,896,285
     Step Co., Ltd.........................................................  64,000    840,251
     Studio Alice Co., Ltd.................................................  65,900  1,179,969
# *  Studio Atao Co., Ltd..................................................   1,000      5,737
#    Suminoe Textile Co., Ltd..............................................  39,900  1,101,185
     Sumitomo Riko Co., Ltd................................................ 293,300  2,552,077
     Suncall Corp.......................................................... 132,600    595,464
     Sushiro Global Holdings, Ltd..........................................  55,600  3,822,662
#    Syuppin Co., Ltd...................................................... 124,400  1,076,163
     T RAD Co., Ltd........................................................  49,000    956,920
     Tachikawa Corp........................................................  75,300    987,512
     Tachi-S Co., Ltd...................................................... 226,340  3,006,142
     Taiho Kogyo Co., Ltd.................................................. 120,900    967,028
     Takashimaya Co., Ltd.................................................. 198,300  2,301,870
#    Take And Give Needs Co., Ltd..........................................  65,910    765,235
#    Takihyo Co., Ltd......................................................  36,800    646,507
#    Tama Home Co., Ltd.................................................... 135,200  2,361,187
     Tamron Co., Ltd....................................................... 137,300  2,998,224
#    Tbk Co., Ltd.......................................................... 163,200    682,932
#    Tear Corp.............................................................  60,900    337,705
#    Temairazu, Inc........................................................   9,100    387,498
     Tenpos Holdings Co., Ltd..............................................  33,300    673,894
     T-Gaia Corp........................................................... 160,300  3,855,128
     Tigers Polymer Corp...................................................  87,800    510,659
# *  TKP Corp..............................................................   9,900    434,449
     Toa Corp.............................................................. 187,600  2,155,691
     Toabo Corp............................................................  52,099    267,001
     Tokai Rika Co., Ltd................................................... 300,400  5,797,803
     Token Corp............................................................  51,850  3,325,179
*    Tokyo Base Co., Ltd................................................... 109,300    740,898
     Tokyo Dome Corp....................................................... 691,400  6,097,931
     Tokyo Individualized Educational Institute, Inc.......................  98,900    721,399
#    Tokyo Radiator Manufacturing Co., Ltd.................................  24,300    215,865
     Tokyotokeiba Co., Ltd.................................................  92,300  2,914,557
#    Tokyu Recreation Co., Ltd.............................................  20,700    965,284
     Tomy Co., Ltd......................................................... 685,193  7,430,421
     Topre Corp............................................................ 263,500  4,572,427
     Toridoll Holdings Corp................................................ 178,500  4,076,589
#    Torikizoku Co., Ltd...................................................  42,500    785,198
     Tosho Co., Ltd........................................................ 124,000  2,532,402
#    Toyo Tire Corp........................................................ 264,600  3,690,709
     TPR Co., Ltd.......................................................... 171,400  3,068,412
     Treasure Factory Co., Ltd.............................................   6,500     70,975
     TS Tech Co., Ltd......................................................  68,700  2,200,286
     TSI Holdings Co., Ltd................................................. 513,195  2,680,402
     Tsukada Global Holdings, Inc.......................................... 112,500    631,973
     Tsukamoto Corp. Co., Ltd..............................................  19,000    193,565
     Tsutsumi Jewelry Co., Ltd.............................................  57,100  1,037,641
# *  Umenohana Co., Ltd....................................................  22,200    520,050
     Unipres Corp.......................................................... 314,000  5,135,685
     United Arrows, Ltd.................................................... 177,600  5,429,082
# *  Unitika, Ltd.......................................................... 484,900  1,507,146

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES    VALUE>>
                                                                            ------- ------------
CONSUMER DISCRETIONARY -- (Continued)
# *  VIA Holdings, Inc..................................................... 155,400 $    963,927
#    Village Vanguard Co., Ltd.............................................  38,600      395,753
# *  Visionary Holdings Co., Ltd...........................................  50,110      173,730
     VT Holdings Co., Ltd.................................................. 611,700    2,733,557
     Wacoal Holdings Corp.................................................. 286,500    7,532,489
     Waseda Academy Co., Ltd...............................................  27,000      220,735
     WATAMI Co., Ltd....................................................... 177,900    2,320,340
     Watts Co., Ltd........................................................  59,800      339,217
#    Weds Co., Ltd.........................................................  14,500       79,810
     Xebio Holdings Co., Ltd............................................... 202,000    2,263,699
     Yachiyo Industry Co., Ltd.............................................  54,900      331,012
     Yagi & Co., Ltd.......................................................  18,600      275,287
     Yamato International, Inc............................................. 119,800      430,868
#    Yasunaga Corp.........................................................  54,500      688,881
     Yellow Hat, Ltd....................................................... 261,800    4,262,219
#    Yomiuri Land Co., Ltd.................................................  31,800    1,362,501
#    Yondoshi Holdings, Inc................................................ 132,420    3,224,333
     Yorozu Corp........................................................... 150,500    1,923,370
     Yoshinoya Holdings Co., Ltd........................................... 163,200    3,794,939
     Yossix Co., Ltd.......................................................  22,600      627,229
#    Yume No Machi Souzou Iinkai Co., Ltd.................................. 123,400    1,134,774
     Yutaka Giken Co., Ltd.................................................   8,700      150,133
     Zojirushi Corp........................................................ 209,300    3,211,798
                                                                                    ------------
TOTAL CONSUMER DISCRETIONARY...............................................          684,329,291
                                                                                    ------------
CONSUMER STAPLES -- (7.1%)
     Aeon Hokkaido Corp.................................................... 256,300    1,879,381
     AFC-HD AMS Life Science Co., Ltd......................................  53,100      320,941
     Ain Holdings, Inc.....................................................  27,000    1,544,916
     Albis Co., Ltd........................................................  38,700      804,718
     Arcs Co., Ltd......................................................... 332,000    6,662,205
     Artnature, Inc........................................................ 130,100      864,206
     Axial Retailing, Inc.................................................. 121,300    4,689,410
     Belc Co., Ltd.........................................................  82,600    3,972,775
#    Bourbon Corp..........................................................  50,700      790,256
     Bull-Dog Sauce Co., Ltd...............................................   3,000       30,848
     Cawachi, Ltd..........................................................  64,800    1,321,915
#    C'BON COSMETICS Co., Ltd..............................................  10,800      253,183
     Chubu Shiryo Co., Ltd................................................. 175,100    2,043,550
     Chuo Gyorui Co., Ltd..................................................   9,800      244,903
     cocokara fine, Inc.................................................... 149,160    8,224,476
#    Como Co., Ltd.........................................................   2,600       57,071
#    Cota Co., Ltd.........................................................  84,221    1,041,120
     Create SD Holdings Co., Ltd........................................... 191,800    4,752,089
     Daikokutenbussan Co., Ltd.............................................  46,500    1,450,770
     Delica Foods Holdings Co., Ltd........................................  64,200      410,046
     DyDo Group Holdings, Inc..............................................  73,000    3,043,200
     Earth Corp............................................................  15,300      807,564
     Ebara Foods Industry, Inc.............................................  27,900      559,134
     Eco's Co., Ltd........................................................  54,000      821,500
     Ensuiko Sugar Refining Co., Ltd.......................................  86,200      169,333
     Feed One Co., Ltd..................................................... 975,940    1,528,138
*    First Baking Co., Ltd.................................................  12,000      107,600
     Fujicco Co., Ltd...................................................... 152,300    2,773,749
     Fujiya Co., Ltd.......................................................  77,000    1,493,528
     G-7 Holdings, Inc.....................................................  44,800    1,571,728
#    Genky DrugStores Co., Ltd.............................................  56,700    1,268,982
#    HABA Laboratories, Inc................................................  16,100    1,162,927
#    Hagoromo Foods Corp...................................................  19,500      468,778

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES   VALUE>>
                                                                           ------- ----------
CONSUMER STAPLES -- (Continued)
    Halows Co., Ltd.......................................................  59,300 $1,453,756
    Hayashikane Sangyo Co., Ltd...........................................  29,400    197,858
    Heiwado Co., Ltd...................................................... 235,500  4,362,913
    Hokkaido Coca-Cola Bottling Co., Ltd..................................  18,699    666,148
    Hokuto Corp........................................................... 189,700  3,413,253
#   Ichimasa Kamaboko Co., Ltd............................................  41,800    417,358
#   Imuraya Group Co., Ltd................................................  60,500  1,148,023
    Inageya Co., Ltd...................................................... 121,100  1,623,689
    Itochu-Shokuhin Co., Ltd..............................................  36,700  1,771,499
    Itoham Yonekyu Holdings, Inc.......................................... 156,300  1,007,436
    Iwatsuka Confectionery Co., Ltd.......................................   6,900    246,834
    Japan Meat Co., Ltd...................................................  77,800  1,591,380
    J-Oil Mills, Inc......................................................  75,900  3,191,487
    Kadoya Sesame Mills, Inc..............................................  15,600    570,262
    Kakiyasu Honten Co., Ltd..............................................  65,000  1,291,716
    Kameda Seika Co., Ltd.................................................  93,700  4,214,724
#   Kaneko Seeds Co., Ltd.................................................  43,900    617,006
#   Kanemi Co., Ltd.......................................................   5,400    150,245
    Kansai Super Market, Ltd..............................................  89,900    870,889
    Kato Sangyo Co., Ltd.................................................. 188,500  5,983,543
    Kenko Mayonnaise Co., Ltd.............................................  93,700  2,211,759
    Key Coffee, Inc....................................................... 109,400  2,357,804
    Kirindo Holdings Co., Ltd.............................................  50,800  1,016,905
#   Kitanotatsujin Corp................................................... 378,400  2,153,939
    Kotobuki Spirits Co., Ltd............................................. 108,000  7,431,833
    Kyokuyo Co., Ltd......................................................  70,399  1,884,864
#   Lacto Japan Co., Ltd..................................................  33,800  1,099,534
    Life Corp............................................................. 152,800  3,507,174
    Mandom Corp...........................................................   5,900    163,500
    Marudai Food Co., Ltd................................................. 157,300  3,388,449
    Maruha Nichiro Corp................................................... 175,507  4,558,319
    Maxvalu Nishinihon Co., Ltd...........................................   2,100     33,015
    Maxvalu Tokai Co., Ltd................................................  49,300  1,008,155
    Medical System Network Co., Ltd....................................... 169,200    843,921
    Megmilk Snow Brand Co., Ltd........................................... 227,500  5,471,698
#   Meito Sangyo Co., Ltd.................................................  67,200    809,155
    Milbon Co., Ltd....................................................... 170,552  9,341,344
    Ministop Co., Ltd..................................................... 118,900  1,599,475
    Mitsubishi Shokuhin Co., Ltd.......................................... 119,600  3,032,687
    Mitsui Sugar Co., Ltd................................................. 126,370  2,747,800
    Miyoshi Oil & Fat Co., Ltd............................................  50,600    583,257
    Morinaga Milk Industry Co., Ltd....................................... 250,300  9,731,214
    Morozoff, Ltd.........................................................  20,800    992,088
    Nagatanien Holdings Co., Ltd..........................................  83,000  1,649,397
    Nakamuraya Co., Ltd...................................................  28,200  1,242,270
    Natori Co., Ltd.......................................................  68,500  1,073,121
#   Nichimo Co., Ltd......................................................  17,000    297,354
    Nihon Chouzai Co., Ltd................................................  52,760  1,921,109
    Niitaka Co., Ltd......................................................   2,860     46,179
    Nippon Beet Sugar Manufacturing Co., Ltd..............................  71,600  1,403,643
    Nippon Flour Mills Co., Ltd........................................... 425,300  6,830,068
    Nippon Suisan Kaisha, Ltd............................................. 908,100  5,200,732
    Nishimoto Co., Ltd....................................................   8,700    280,506
    Nisshin Oillio Group, Ltd. (The)...................................... 201,900  7,069,874
    Nissin Sugar Co., Ltd................................................. 117,300  2,167,418
    Nitto Fuji Flour Milling Co., Ltd.....................................   8,100    474,335
    Noevir Holdings Co., Ltd..............................................  28,000  1,511,395
    Oenon Holdings, Inc................................................... 444,900  1,639,620
#   OIE Sangyo Co., Ltd...................................................  22,000    266,134

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES    VALUE>>
                                                                           ------- ------------
CONSUMER STAPLES -- (Continued)
    Okuwa Co., Ltd........................................................ 180,900 $  2,274,771
#   Olympic Group Corp....................................................  62,300      352,536
    OUG Holdings, Inc.....................................................  19,800      521,780
    Pickles Corp..........................................................  30,100      735,361
#   Plant Co., Ltd........................................................  29,100      193,716
    Prima Meat Packers, Ltd............................................... 228,000    5,634,267
    Qol Holdings Co., Ltd................................................. 165,300    2,314,319
    Retail Partners Co., Ltd.............................................. 111,200      916,262
    Riken Vitamin Co., Ltd................................................  80,200    2,860,068
#   Rock Field Co., Ltd................................................... 151,400    2,061,052
    Rokko Butter Co., Ltd.................................................  98,200    1,647,618
    S Foods, Inc.......................................................... 136,562    3,679,314
#   S&B Foods, Inc........................................................  42,798    1,616,674
#   Sagami Rubber Industries Co., Ltd.....................................  63,300      859,923
    San-A Co., Ltd........................................................ 145,400    6,884,997
    Sapporo Holdings, Ltd................................................. 324,600    8,163,072
    Sato Foods Co., Ltd...................................................     800       27,391
    Satudora Holdings Co., Ltd............................................   1,300       21,343
    Shinobu Foods Products Co., Ltd.......................................   1,600       10,055
#   Shoei Foods Corp......................................................  83,600    2,455,523
#   Showa Sangyo Co., Ltd................................................. 145,400    4,222,789
    Sogo Medical Holdings Co., Ltd........................................ 131,900    2,284,072
    ST Corp...............................................................   9,300      141,372
    Starzen Co., Ltd......................................................  54,400    2,293,034
#   Toho Co., Ltd.........................................................  55,000      887,197
#   Tohto Suisan Co., Ltd.................................................  18,099      441,825
#   Torigoe Co., Ltd. (The)............................................... 106,700      920,161
    Toyo Sugar Refining Co., Ltd..........................................  15,700      161,333
    Transaction Co., Ltd..................................................  92,400      814,575
#   United Super Markets Holdings, Inc.................................... 449,500    4,043,134
    Valor Holdings Co., Ltd............................................... 283,500    4,837,160
    Warabeya Nichiyo Holdings Co., Ltd.................................... 102,960    1,812,573
#   Watahan & Co., Ltd....................................................  48,700      929,136
#   Yaizu Suisankagaku Industry Co., Ltd..................................  62,100      592,492
    YAKUODO Holdings Co., Ltd.............................................  81,300    1,960,082
    Yamami Co.............................................................   1,200       22,465
#   YA-MAN, Ltd........................................................... 201,100    1,300,839
    Yamatane Corp.........................................................  67,600      883,859
    Yamaya Corp...........................................................  28,500      554,374
    Yamazawa Co., Ltd.....................................................  11,000      168,368
    Yaoko Co., Ltd........................................................  12,800      597,008
    Yokohama Reito Co., Ltd............................................... 359,400    3,565,182
#   Yomeishu Seizo Co., Ltd...............................................  52,300      951,297
#   Yuasa Funashoku Co., Ltd..............................................  14,300      485,007
    Yutaka Foods Corp.....................................................   3,900       59,744
                                                                                   ------------
TOTAL CONSUMER STAPLES....................................................          269,125,123
                                                                                   ------------
ENERGY -- (1.3%)
    BP Castrol K.K........................................................  53,500      740,663
    Cosmo Energy Holdings Co., Ltd........................................ 328,600    7,026,906
#   Fuji Kosan Co., Ltd...................................................  33,100      212,819
    Fuji Oil Co., Ltd..................................................... 506,100    1,199,122
    Itochu Enex Co., Ltd.................................................. 377,700    3,156,050
    Iwatani Corp.......................................................... 294,300   10,205,404
    Japan Oil Transportation Co., Ltd.....................................  16,600      432,367
    Japan Petroleum Exploration Co., Ltd.................................. 288,200    7,368,589
    Mitsuuroko Group Holdings Co., Ltd.................................... 212,900    2,292,940
    Modec, Inc............................................................ 128,800    3,533,019
    Nippon Coke & Engineering Co., Ltd.................................... 762,100      610,796

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- -----------
ENERGY -- (Continued)
     Raiznext Corp.........................................................   361,500 $ 3,672,652
     Sala Corp.............................................................   356,800   2,140,459
     San-Ai Oil Co., Ltd...................................................   403,700   4,226,434
     Sinanen Holdings Co., Ltd.............................................    58,500   1,066,756
     Toa Oil Co., Ltd......................................................    51,700   1,186,089
     Toyo Kanetsu K.K......................................................    63,200   1,186,492
                                                                                      -----------
TOTAL ENERGY...............................................................            50,257,557
                                                                                      -----------
FINANCIALS -- (8.1%)
     77 Bank, Ltd. (The)...................................................   471,152   7,422,610
#    Advance Create Co., Ltd...............................................    41,800     746,180
     Aichi Bank, Ltd. (The)................................................    72,200   2,536,035
# *  Aiful Corp............................................................ 2,585,800   6,020,665
     Aizawa Securities Co., Ltd............................................   273,600   1,879,615
     Akatsuki Corp.........................................................   112,400     350,101
     Akita Bank, Ltd. (The)................................................   116,540   2,377,870
     Anicom Holdings, Inc..................................................    49,900   1,834,429
     Aomori Bank, Ltd. (The)...............................................   142,900   3,821,941
#    Asax Co., Ltd.........................................................     9,300      54,148
     Awa Bank, Ltd. (The)..................................................   259,300   6,175,118
     Bank of Iwate, Ltd. (The).............................................   119,900   3,125,151
#    Bank of Kochi, Ltd. (The).............................................    54,300     416,107
     Bank of Nagoya, Ltd. (The)............................................    96,830   2,859,013
     Bank of Okinawa, Ltd. (The)...........................................   166,360   5,680,717
     Bank of Saga, Ltd. (The)..............................................   113,500   1,686,983
     Bank of the Ryukyus, Ltd..............................................   237,880   2,587,647
#    Bank of Toyama, Ltd. (The)............................................    14,500     356,451
     Chiba Kogyo Bank, Ltd. (The)..........................................   408,600   1,194,130
     Chugoku Bank, Ltd. (The)..............................................   391,400   3,824,711
#    Chukyo Bank, Ltd. (The)...............................................    81,500   1,652,648
     Daishi Hokuetsu Financial Group, Inc..................................   293,700   7,442,957
     Daito Bank, Ltd. (The)................................................    67,600     372,678
     DSB Co., Ltd..........................................................    61,300     334,416
     eGuarantee, Inc.......................................................   222,100   3,113,445
     Ehime Bank, Ltd. (The)................................................   245,200   2,591,825
     Entrust, Inc..........................................................    21,000     144,208
     FIDEA Holdings Co., Ltd............................................... 1,258,300   1,518,704
#    Financial Products Group Co., Ltd.....................................   281,200   2,849,968
#    First Bank of Toyama, Ltd. (The)......................................   294,300     908,791
#    First Brothers Co., Ltd...............................................    43,700     491,487
     Fukui Bank, Ltd. (The)................................................   173,300   2,463,176
#    Fukushima Bank, Ltd. (The)............................................   204,100     422,824
     Fuyo General Lease Co., Ltd...........................................   150,600   9,815,904
     GCA Corp..............................................................   145,500   1,163,509
#    GMO Financial Holdings, Inc...........................................   274,500   1,512,582
     Gunma Bank, Ltd. (The)................................................ 1,728,540   5,816,785
#    Hachijuni Bank, Ltd. (The)............................................   118,100     508,025
#    Hirose Tusyo, Inc.....................................................    20,800     341,083
     Hiroshima Bank, Ltd. (The)............................................ 1,270,500   6,476,180
     Hokkoku Bank, Ltd. (The)..............................................   175,200   4,923,918
     Hokuhoku Financial Group, Inc.........................................   923,400   9,032,551
     Hyakugo Bank, Ltd. (The).............................................. 1,680,509   5,409,243
     Hyakujushi Bank, Ltd. (The)...........................................   168,100   3,493,424
     Ichiyoshi Securities Co., Ltd.........................................   303,300   1,957,842
     IwaiCosmo Holdings, Inc...............................................   148,600   1,609,173
     Iyo Bank, Ltd. (The)..................................................   526,200   2,780,308
#    J Trust Co., Ltd......................................................   505,700   1,817,060
     Jaccs Co., Ltd........................................................   181,100   4,087,602
     Jafco Co., Ltd........................................................   241,100   9,056,167

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                            --------- ----------
FINANCIALS -- (Continued)
# *  Japan Asia Investment Co., Ltd........................................   127,300 $  357,821
     Japan Investment Adviser Co., Ltd.....................................    75,600  1,416,479
     Japan Securities Finance Co., Ltd.....................................   828,500  3,986,290
     Jimoto Holdings, Inc.................................................. 1,028,500    985,039
     Juroku Bank, Ltd. (The)...............................................   234,500  5,366,387
     Keiyo Bank, Ltd. (The)................................................   786,200  4,930,565
     Kita-Nippon Bank, Ltd. (The)..........................................    53,706    947,142
     Kiyo Bank, Ltd. (The).................................................   479,690  7,401,223
#    Kosei Securities Co., Ltd. (The)......................................    33,999    198,354
     Kyokuto Securities Co., Ltd...........................................   190,900  1,425,409
     Kyushu Financial Group, Inc...........................................   967,827  3,906,515
     Kyushu Leasing Service Co., Ltd.......................................    34,000    191,282
*    M&A Capital Partners Co., Ltd.........................................    38,400  2,559,629
#    Marusan Securities Co., Ltd...........................................   404,100  1,948,689
#    Mercuria Investment Co., Ltd..........................................    82,500    589,152
#    Michinoku Bank, Ltd. (The)............................................   325,398  5,188,461
#    Mito Securities Co., Ltd..............................................   424,800    932,642
     Miyazaki Bank, Ltd. (The).............................................   125,900  3,221,914
     Mizuho Leasing Co., Ltd...............................................   217,200  6,117,499
#    Monex Group, Inc...................................................... 1,353,000  3,305,173
     Money Partners Group Co., Ltd.........................................   149,100    355,465
     Morningstar Japan KK..................................................     3,300     11,702
     Musashino Bank, Ltd. (The)............................................   243,000  4,236,521
#    Nagano Bank, Ltd. (The)...............................................    58,399    881,506
     Nanto Bank, Ltd. (The)................................................   213,500  5,413,830
     NEC Capital Solutions, Ltd............................................    72,000  1,525,740
     NFC Holdings, Inc.....................................................     4,200     88,202
     Nishi-Nippon Financial Holdings, Inc..................................   878,000  6,506,174
     North Pacific Bank, Ltd............................................... 2,218,700  4,770,709
#    OAK Capital Corp......................................................   354,100    436,900
     Ogaki Kyoritsu Bank, Ltd. (The).......................................   287,300  6,929,668
     Oita Bank, Ltd. (The).................................................    94,099  2,600,887
     Okasan Securities Group, Inc.......................................... 1,326,600  4,684,482
     Orient Corp...........................................................   512,000    747,993
     Ricoh Leasing Co., Ltd................................................   110,300  3,716,945
     San ju San Financial Group, Inc.......................................   126,510  1,960,374
     San-In Godo Bank, Ltd. (The).......................................... 1,033,700  6,063,318
     Sawada Holdings Co., Ltd..............................................   150,600  1,283,350
     Senshu Ikeda Holdings, Inc............................................ 1,953,300  3,503,190
#    Shiga Bank, Ltd. (The)................................................   338,200  8,150,281
     Shikoku Bank, Ltd. (The)..............................................   408,400  3,892,682
     Shimane Bank, Ltd. (The)..............................................    29,800    191,712
     Shimizu Bank, Ltd. (The)..............................................    54,600    985,577
     Sparx Group Co., Ltd..................................................   720,300  1,771,848
     Strike Co., Ltd.......................................................    46,000  1,648,215
     Taiko Bank, Ltd. (The)................................................    41,800    672,832
     Tochigi Bank, Ltd. (The)..............................................   813,600  1,708,373
     Toho Bank, Ltd. (The)................................................. 1,414,800  3,463,253
     Tohoku Bank, Ltd. (The)...............................................    70,400    651,258
     Tokai Tokyo Financial Holdings, Inc................................... 1,635,800  4,265,423
     Tokyo Kiraboshi Financial Group, Inc..................................   234,538  3,303,284
#    Tomato Bank, Ltd......................................................    54,500    537,622
     TOMONY Holdings, Inc..................................................   974,950  3,394,593
#    Tottori Bank, Ltd. (The)..............................................    67,800    889,871
     Towa Bank, Ltd. (The).................................................   184,000  1,562,328
#    Toyo Securities Co., Ltd..............................................   526,700    838,715
*    Traders Holdings Co., Ltd.............................................    68,600     42,781
     Tsukuba Bank, Ltd.....................................................   402,600    802,062
     Yamagata Bank, Ltd. (The).............................................   203,500  2,871,502

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES    VALUE>>
                                                                            ------- ------------
FINANCIALS -- (Continued)
     Yamaguchi Financial Group, Inc........................................ 493,000 $  3,459,035
     Yamanashi Chuo Bank, Ltd. (The)....................................... 248,700    2,481,897
                                                                                    ------------
TOTAL FINANCIALS...........................................................          307,335,870
                                                                                    ------------
HEALTH CARE -- (4.5%)
     Advantage Risk Management Co., Ltd....................................  38,800      366,887
     As One Corp...........................................................  42,468    3,551,101
     ASKA Pharmaceutical Co., Ltd.......................................... 181,500    2,135,681
     Biofermin Pharmaceutical Co., Ltd.....................................  28,700      598,056
     BML, Inc.............................................................. 202,200    5,931,323
     Carenet, Inc..........................................................  25,600      157,613
     Charm Care Corp. KK...................................................  38,200      774,856
     CMIC Holdings Co., Ltd................................................  86,100    1,442,418
     Create Medic Co., Ltd.................................................  44,100      430,289
     Daiken Medical Co., Ltd............................................... 118,800      583,802
     Daito Pharmaceutical Co., Ltd.........................................  87,580    2,637,271
#    Dvx, Inc..............................................................  47,300      418,272
     Eiken Chemical Co., Ltd............................................... 239,400    3,863,260
#    Elan Corp............................................................. 109,700    1,739,438
#    EM Systems Co., Ltd................................................... 139,300    2,636,635
     EPS Holdings, Inc..................................................... 256,900    3,132,582
     FALCO HOLDINGS Co., Ltd...............................................  67,300    1,051,142
     FINDEX, Inc........................................................... 119,200    1,115,678
     Fuji Pharma Co., Ltd.................................................. 120,400    1,589,300
     Fukuda Denshi Co., Ltd................................................  56,900    3,673,677
     Fuso Pharmaceutical Industries, Ltd...................................  48,000      976,140
     Hogy Medical Co., Ltd................................................. 155,200    5,179,040
#    I'rom Group Co., Ltd..................................................  31,800      453,954
     Iwaki & Co., Ltd...................................................... 196,300      828,507
*    Japan Animal Referral Medical Center Co., Ltd.........................  13,900      313,531
#    Japan Lifeline Co., Ltd............................................... 467,700    7,209,610
     Japan Medical Dynamic Marketing, Inc.................................. 116,700    2,023,130
     JCR Pharmaceuticals Co., Ltd..........................................  20,300    1,564,293
     Jeol, Ltd............................................................. 266,300    7,057,704
     JMS Co., Ltd..........................................................  96,557      601,321
     Kanamic Network Co., Ltd.............................................. 123,600      704,569
     Kawasumi Laboratories, Inc............................................  94,480      762,754
     Kissei Pharmaceutical Co., Ltd........................................ 209,800    5,404,953
     KYORIN Holdings, Inc.................................................. 274,000    4,799,381
#    Linical Co., Ltd......................................................  86,800      801,019
*    Medical Data Vision Co., Ltd.......................................... 152,500    1,591,802
#    Medius Holdings Co., Ltd..............................................  75,300      558,735
# *  MedPeer, Inc..........................................................  40,000      460,257
     Menicon Co., Ltd...................................................... 197,600    6,991,893
     Miraca Holdings, Inc.................................................. 472,500   11,152,044
#    Mizuho Medy Co., Ltd..................................................  26,200      688,452
     Mochida Pharmaceutical Co., Ltd.......................................  52,398    2,091,092
     N Field Co., Ltd......................................................  64,600      378,882
     Nakanishi, Inc........................................................ 199,300    3,322,772
     NichiiGakkan Co., Ltd................................................. 289,200    4,903,231
     Nichi-iko Pharmaceutical Co., Ltd..................................... 366,450    4,293,694
     Nikkiso Co., Ltd...................................................... 425,700    4,599,160
     Nippon Chemiphar Co., Ltd.............................................  17,100      499,456
     Nipro Corp............................................................ 340,300    3,990,211
     Nissui Pharmaceutical Co., Ltd........................................  94,200    1,164,569
     Paramount Bed Holdings Co., Ltd....................................... 149,800    5,727,901
     Rion Co., Ltd.........................................................  65,300    1,556,835
#    Seed Co., Ltd.........................................................  94,700      752,822
     Seikagaku Corp........................................................ 257,300    2,929,763

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES    VALUE>>
                                                                            ------- ------------
HEALTH CARE -- (Continued)
     Shin Nippon Biomedical Laboratories, Ltd.............................. 143,000 $    857,434
     Ship Healthcare Holdings, Inc.........................................  48,400    2,062,891
     Shofu, Inc............................................................  69,200    1,090,393
     Software Service, Inc.................................................  24,900    2,684,435
     Solasto Corp.......................................................... 350,700    3,991,560
     St-Care Holding Corp..................................................  95,300      461,776
     Techno Medica Co., Ltd................................................  22,200      461,284
     Toho Holdings Co., Ltd................................................ 170,200    4,316,683
     Tokai Corp............................................................ 160,800    3,742,327
     Torii Pharmaceutical Co., Ltd......................................... 141,900    3,786,626
     Towa Pharmaceutical Co., Ltd.......................................... 216,000    5,538,836
     Tsukui Corp........................................................... 422,300    1,740,179
     Uchiyama Holdings Co., Ltd............................................  26,400      127,765
#    UNIMAT Retirement Community Co., Ltd..................................  27,300      396,261
     Value HR Co., Ltd.....................................................  23,200      702,261
     Vital KSK Holdings, Inc............................................... 329,400    3,363,331
# *  Wakamoto Pharmaceutical Co., Ltd...................................... 112,300      288,368
     WIN-Partners Co., Ltd................................................. 126,800    1,658,341
                                                                                    ------------
TOTAL HEALTH CARE..........................................................          171,433,509
                                                                                    ------------
INDUSTRIALS -- (29.7%)
     A&A Material Corp.....................................................  26,000      270,483
     Abist Co., Ltd........................................................  22,400      550,049
     Advan Co., Ltd........................................................ 176,800    1,993,541
     Advanex, Inc..........................................................  22,099      341,942
     Aeon Delight Co., Ltd.................................................  98,700    3,437,262
     Aica Kogyo Co., Ltd...................................................  28,500      905,091
     Aichi Corp............................................................ 266,400    1,702,033
     Aida Engineering, Ltd................................................. 353,300    3,007,299
     Airtech Japan, Ltd....................................................  22,000      136,160
     AIT Corp..............................................................  43,400      370,393
     Ajis Co., Ltd.........................................................  31,200      867,124
#    Alconix Corp.......................................................... 169,400    2,140,523
#    Alinco, Inc........................................................... 100,400    1,131,834
     Alps Logistics Co., Ltd............................................... 111,600      774,765
     Altech Co., Ltd.......................................................  10,900       24,082
     Altech Corp........................................................... 139,670    2,091,031
     Anest Iwata Corp...................................................... 248,900    2,366,195
# *  Arrk Corp............................................................. 606,500      529,892
     Asahi Diamond Industrial Co., Ltd..................................... 374,300    2,328,592
     Asahi Kogyosha Co., Ltd...............................................  30,100      911,374
     Asanuma Corp..........................................................  52,300    1,967,583
#    Asukanet Co., Ltd.....................................................  66,800      860,549
     Bando Chemical Industries, Ltd........................................ 261,100    2,216,188
     BayCurrent Consulting, Inc............................................ 102,900    5,187,779
     Bell System24 Holdings, Inc........................................... 269,500    4,401,916
#    Br Holdings Corp...................................................... 194,000      891,793
     Bunka Shutter Co., Ltd................................................ 430,700    3,738,484
     Canare Electric Co., Ltd..............................................  23,500      412,568
     Career Design Center Co., Ltd.........................................  33,900      446,771
     Central Glass Co., Ltd................................................ 238,300    5,743,865
     Central Security Patrols Co., Ltd.....................................  57,500    3,370,507
#    Chilled & Frozen Logistics Holdings Co., Ltd., Class H................ 109,900    1,441,517
     Chiyoda Integre Co., Ltd..............................................  78,300    1,755,068
     Chodai Co., Ltd.......................................................   3,900       47,456
     Chori Co., Ltd........................................................  82,100    1,438,066
     Chudenko Corp......................................................... 236,200    5,445,172
     Chugai Ro Co., Ltd....................................................  44,900      695,494
#    Chuo Warehouse Co., Ltd...............................................  21,000      241,915

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES     VALUE>>
                                                                           --------- -----------
INDUSTRIALS -- (Continued)
#   CKD Corp..............................................................   398,200 $ 5,590,335
    CMC Corp..............................................................    14,600     270,788
    Comany, Inc...........................................................     4,700      58,749
#   Cosel Co., Ltd........................................................   177,800   1,951,190
    Creek & River Co., Ltd................................................    73,400     775,154
    CTI Engineering Co., Ltd..............................................    83,400   1,404,032
    CTS Co., Ltd..........................................................   197,400   1,431,464
    Dai-Dan Co., Ltd......................................................   114,900   2,661,693
    Daido Kogyo Co., Ltd..................................................    50,400     408,708
    Daihatsu Diesel Manufacturing Co., Ltd................................   126,300     718,025
    Daihen Corp...........................................................   160,000   5,014,405
    Daiho Corp............................................................   132,300   3,737,828
    Dai-Ichi Cutter Kogyo K.K.............................................    26,300     453,170
    Daiichi Jitsugyo Co., Ltd.............................................    66,200   2,136,870
    Daiichi Kensetsu Corp.................................................    31,000     492,283
#   Daiki Axis Co., Ltd...................................................    51,700     454,134
*   Daikokuya Holdings Co., Ltd...........................................   138,700      39,894
    Daiohs Corp...........................................................    21,100     259,386
    Daiseki Co., Ltd......................................................   305,263   8,867,639
    Daiseki Eco. Solution Co., Ltd........................................    48,859     404,019
    Daisue Construction Co., Ltd..........................................    59,100     534,153
    Daiwa Industries, Ltd.................................................   241,900   2,713,683
    Denyo Co., Ltd........................................................   124,600   2,185,990
#   DMG Mori Co., Ltd.....................................................   701,300  11,354,168
    DMW Corp..............................................................     4,800      95,133
    Duskin Co., Ltd.......................................................   346,300   9,201,820
    Ebara Jitsugyo Co., Ltd...............................................    44,400     885,265
    Eidai Co., Ltd........................................................   214,300     697,336
    Endo Lighting Corp....................................................    29,600     186,526
#   en-japan, Inc.........................................................    85,400   3,614,620
#   Enshu, Ltd............................................................    36,099     399,059
    EPCO Co., Ltd.........................................................    28,000     360,456
    ERI Holdings Co., Ltd.................................................     1,500      11,107
#   Escrow Agent Japan, Inc...............................................   178,800     378,670
    F&M Co., Ltd..........................................................    41,700     502,137
*   FDK Corp..............................................................    47,198     344,861
#   Freund Corp...........................................................    83,900     582,736
    Fudo Tetra Corp.......................................................   126,080   1,766,262
#   Fuji Corp.............................................................   484,400   8,043,583
    Fuji Die Co., Ltd.....................................................    61,100     374,205
    Fuji Furukawa Engineering & Construction Co., Ltd.....................     1,200      21,860
    Fujikura, Ltd......................................................... 1,953,600   9,064,834
#   Fujimak Corp..........................................................    12,600      93,762
    Fujisash Co., Ltd.....................................................   677,400     535,594
    Fujitec Co., Ltd......................................................   527,900   7,679,545
    Fukuda Corp...........................................................    75,000   3,238,430
    Fukushima Industries Corp.............................................    97,600   3,062,060
    Fukuvi Chemical Industry Co., Ltd.....................................    10,600      55,308
    Fukuyama Transporting Co., Ltd........................................    60,757   2,179,326
    FULLCAST Holdings Co., Ltd............................................   145,500   3,029,869
    Funai Soken Holdings, Inc.............................................   308,470   7,432,239
    Furukawa Co., Ltd.....................................................   239,700   3,433,750
    Furukawa Electric Co., Ltd............................................   197,900   5,531,567
    Furusato Industries, Ltd..............................................    66,800   1,016,769
    Futaba Corp...........................................................   268,000   3,447,100
    G Three Holdings Corp.................................................     2,520       5,569
    Gecoss Corp...........................................................   100,700     878,629
    Giken, Ltd............................................................    93,600   3,477,743
    Glory, Ltd............................................................   299,055   8,804,941

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- -----------
INDUSTRIALS -- (Continued)
#    Grace Technology, Inc.................................................    54,300 $ 1,534,704
     GS Yuasa Corp.........................................................   357,299   6,513,656
     Hamakyorex Co., Ltd...................................................   132,900   4,534,630
     Hanwa Co., Ltd........................................................   285,000   8,303,047
#    Hashimoto Sogyo Holdings Co., Ltd.....................................     4,070      64,315
     Hazama Ando Corp...................................................... 1,528,900  11,846,070
#    Helios Techno Holdings Co., Ltd.......................................   154,600     880,288
     Hibiya Engineering, Ltd...............................................   144,700   2,612,285
#    Hirakawa Hewtech Corp.................................................    81,000     886,771
     Hirano Tecseed Co., Ltd...............................................    70,400   1,018,411
     Hirata Corp...........................................................    35,900   2,518,573
     Hisaka Works, Ltd.....................................................   163,300   1,409,536
     Hitachi Zosen Corp.................................................... 1,274,979   4,308,266
     Hito Communications Holdings, Inc.....................................    50,900     780,790
     Hoden Seimitsu Kako Kenkyusho Co., Ltd................................    30,300     240,532
     Hokuetsu Industries Co., Ltd..........................................   162,700   1,913,826
#    Hokuriku Electrical Construction Co., Ltd.............................    81,500     741,645
     Hosokawa Micron Corp..................................................    55,000   1,999,807
     Howa Machinery, Ltd...................................................    62,700     430,576
     HyAS&Co, Inc..........................................................    30,100      92,906
#    Ichikawa Co., Ltd.....................................................     1,000      14,708
     Ichiken Co., Ltd......................................................    35,400     562,335
     Ichinen Holdings Co., Ltd.............................................   157,800   1,913,835
#    Idec Corp.............................................................   230,200   4,675,964
     Ihara Science Corp....................................................    52,200     708,648
     Iino Kaiun Kaisha, Ltd................................................   650,500   2,184,356
     Inaba Denki Sangyo Co., Ltd...........................................   201,800   9,270,433
     Inaba Seisakusho Co., Ltd.............................................    68,100     921,360
     Inabata & Co., Ltd....................................................   337,600   4,419,831
     Insource Co., Ltd.....................................................    56,375   1,506,442
#    Inui Global Logistics Co., Ltd........................................   146,080   1,579,318
#    IR Japan Holdings, Ltd................................................    61,000   2,011,050
     Iseki & Co., Ltd......................................................   147,800   2,247,881
#    Ishii Iron Works Co., Ltd.............................................    11,000     260,419
     Isolite Insulating Products Co., Ltd..................................    48,000     240,377
     Itoki Corp............................................................   252,700   1,157,228
     Iwaki Co., Ltd........................................................    41,000     394,107
     Iwasaki Electric Co., Ltd.............................................    35,800     466,321
     JAC Recruitment Co., Ltd..............................................   109,400   2,063,243
     Jalux, Inc............................................................    46,000   1,069,442
     Jamco Corp............................................................    73,100     993,713
#    Japan Asia Group, Ltd.................................................   189,000     637,978
     Japan Elevator Service Holdings Co., Ltd..............................   143,400   3,878,584
     Japan Foundation Engineering Co., Ltd.................................   134,500     493,946
     Japan Pulp & Paper Co., Ltd...........................................    84,400   3,248,614
     Japan Steel Works, Ltd. (The).........................................   421,200   8,875,711
     Japan Transcity Corp..................................................   271,200   1,392,272
     JK Holdings Co., Ltd..................................................   111,140     588,995
# *  JMC Corp..............................................................     6,800     101,818
     Juki Corp.............................................................   239,600   2,161,189
     Kamei Corp............................................................   172,600   1,970,553
     Kanaden Corp..........................................................   135,500   1,660,303
     Kanagawa Chuo Kotsu Co., Ltd..........................................    42,800   1,542,159
#    Kanamoto Co., Ltd.....................................................   247,000   6,603,322
     Kandenko Co., Ltd.....................................................   341,300   3,227,115
     Kanematsu Corp........................................................   644,825   7,855,795
     Katakura Industries Co., Ltd..........................................   184,700   2,380,493
     Kato Works Co., Ltd...................................................    61,100   1,155,690
     KAWADA TECHNOLOGIES, Inc..............................................    47,300   3,117,690

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES   VALUE>>
                                                                            ------- ----------
INDUSTRIALS -- (Continued)
     Kawagishi Bridge Works Co., Ltd.......................................  11,700 $  258,816
     Kawanishi Warehouse Co., Ltd..........................................   1,700     17,737
     Kawasaki Kinkai Kisen Kaisha, Ltd.....................................   9,599    257,230
*    Kawasaki Kisen Kaisha, Ltd............................................ 632,300  9,408,578
#    Kawata Manufacturing Co., Ltd.........................................  28,600    291,924
     Keihin Co., Ltd.......................................................  24,900    298,225
     KFC, Ltd..............................................................   8,700    157,020
     Kimura Chemical Plants Co., Ltd....................................... 110,800    460,621
     Kimura Unity Co., Ltd.................................................  23,500    240,362
     King Jim Co., Ltd..................................................... 105,700    857,709
# *  Kinki Sharyo Co., Ltd. (The)..........................................  26,999    395,681
     Kintetsu World Express, Inc........................................... 293,300  4,743,336
     Kitagawa Corp.........................................................  57,700  1,113,389
     Kitano Construction Corp..............................................  26,972    706,463
     Kito Corp............................................................. 160,700  2,445,397
     Kitz Corp............................................................. 623,900  4,251,842
     Kobayashi Metals, Ltd.................................................   7,900     22,991
# *  Kobe Electric Railway Co., Ltd........................................  37,299  1,357,918
#    Kobelco Eco-Solutions Co., Ltd........................................  21,399    336,991
     Koike Sanso Kogyo Co., Ltd............................................  14,500    286,738
     Kokusai Co., Ltd......................................................  51,600    341,077
     Kokuyo Co., Ltd....................................................... 274,725  4,031,425
     KOMAIHALTEC, Inc......................................................  24,900    400,288
     Komatsu Wall Industry Co., Ltd........................................  53,500  1,116,887
     Komori Corp........................................................... 396,800  4,225,209
     Kondotec, Inc......................................................... 129,900  1,172,762
     Konoike Transport Co., Ltd............................................ 202,500  3,086,553
*    Kosaido Co., Ltd...................................................... 212,900  1,425,371
     Kozo Keikaku Engineering, Inc.........................................  20,700    500,192
#    KRS Corp..............................................................  47,400    841,573
     Kumagai Gumi Co., Ltd................................................. 303,400  9,353,855
     Kyodo Printing Co., Ltd...............................................  52,500  1,330,295
#    Kyokuto Boeki Kaisha, Ltd.............................................  45,000    823,293
     Kyokuto Kaihatsu Kogyo Co., Ltd....................................... 237,800  3,186,981
     Kyoritsu Printing Co., Ltd............................................ 199,200    297,383
#    Like Co., Ltd.........................................................  63,200  1,032,305
#    Link And Motivation, Inc.............................................. 210,200  1,126,522
     Lonseal Corp..........................................................  13,900    213,804
     Maeda Corp............................................................ 930,800  8,638,586
#    Maeda Kosen Co., Ltd.................................................. 139,500  2,330,404
     Maeda Road Construction Co., Ltd...................................... 245,700  5,285,824
     Maezawa Industries, Inc...............................................  25,300     90,195
     Maezawa Kasei Industries Co., Ltd.....................................  95,100  1,041,646
     Maezawa Kyuso Industries Co., Ltd.....................................  74,400  1,473,228
     Makino Milling Machine Co., Ltd....................................... 177,900  8,845,037
     Marufuji Sheet Piling Co., Ltd........................................  11,800    242,361
     Maruka Corp...........................................................  43,700    955,722
     Marumae Co., Ltd......................................................  28,300    279,981
#    Maruwa Unyu Kikan Co., Ltd............................................ 149,400  3,284,328
     Maruyama Manufacturing Co., Inc.......................................  27,900    326,422
     Maruzen Co., Ltd......................................................  67,300  1,193,727
     Maruzen Showa Unyu Co., Ltd...........................................  80,000  2,248,442
#    Matching Service Japan Co., Ltd.......................................  52,000    640,940
     Matsuda Sangyo Co., Ltd............................................... 100,082  1,504,025
#    Matsui Construction Co., Ltd.......................................... 146,300  1,142,777
     Max Co., Ltd.......................................................... 206,800  3,793,986
     Meidensha Corp........................................................ 277,110  5,316,525
     Meiji Electric Industries Co., Ltd....................................  54,800    755,237
     Meiji Shipping Co., Ltd............................................... 111,000    355,858

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- -----------
INDUSTRIALS -- (Continued)
     Meisei Industrial Co., Ltd............................................   297,400 $ 2,363,355
     Meitec Corp...........................................................   216,400  11,280,995
#    Meiwa Corp............................................................   170,200     910,383
#    Mesco, Inc............................................................    29,800     253,516
     METAWATER Co., Ltd....................................................    82,500   3,232,958
     Mie Kotsu Group Holdings, Inc.........................................   391,400   2,169,864
     Mirait Holdings Corp..................................................   586,235   9,413,178
     Mitani Corp...........................................................    73,800   3,707,725
     Mitani Sangyo Co., Ltd................................................   145,000     445,826
     Mitsubishi Kakoki Kaisha, Ltd.........................................    44,100     792,066
     Mitsubishi Logisnext Co., Ltd.........................................   219,200   2,358,518
     Mitsubishi Pencil Co., Ltd............................................    83,600   1,320,052
     Mitsuboshi Belting, Ltd...............................................   167,300   3,147,913
*    Mitsui E&S Holdings Co., Ltd..........................................   653,400   6,613,504
     Mitsui Matsushima Holdings Co., Ltd...................................    65,700     783,413
     Mitsui-Soko Holdings Co., Ltd.........................................   173,600   2,814,865
     Mitsumura Printing Co., Ltd...........................................     9,300     158,088
     Miyaji Engineering Group, Inc.........................................    41,517     791,745
     Mori-Gumi Co., Ltd....................................................    69,500     203,035
     Morita Holdings Corp..................................................   224,500   3,761,518
#    Musashi Co., Ltd......................................................     5,000      94,198
#    NAC Co., Ltd..........................................................    76,500     733,205
     Nachi-Fujikoshi Corp..................................................   113,200   5,417,029
     Nadex Co., Ltd........................................................    40,600     341,869
     Nagase & Co., Ltd.....................................................   278,900   4,217,258
     Naigai Trans Line, Ltd................................................    44,400     625,643
     Nakabayashi Co., Ltd..................................................   113,400     567,716
     Nakakita Seisakusho Co., Ltd..........................................     3,700      94,893
#    Nakamoto Packs Co., Ltd...............................................    38,500     534,213
     Nakanishi Manufacturing Co., Ltd......................................     5,700      53,412
     Nakano Corp...........................................................   110,600     506,819
     Nakano Refrigerators Co., Ltd.........................................       200      12,952
     Namura Shipbuilding Co., Ltd..........................................   420,428   1,173,790
     Narasaki Sangyo Co., Ltd..............................................    25,400     449,075
#    Nexyz Group Corp......................................................    58,000   1,170,674
# *  Nice Holdings, Inc....................................................    50,900     427,572
     Nichias Corp..........................................................   480,100  10,128,253
#    Nichiban Co., Ltd.....................................................    85,900   1,461,422
     Nichiden Corp.........................................................   101,100   1,906,631
     Nichiha Corp..........................................................   213,280   6,132,709
     Nichireki Co., Ltd....................................................   193,700   2,299,116
#    Nihon Dengi Co., Ltd..................................................    30,200     804,968
     Nihon Flush Co., Ltd..................................................    65,800   1,487,262
     Nikkato Corp..........................................................    53,000     397,526
     Nikko Co., Ltd........................................................   180,500   1,107,266
     Nikkon Holdings Co., Ltd..............................................   385,300   9,365,788
     Nippi, Inc............................................................    11,900     430,444
#    Nippon Air Conditioning Services Co., Ltd.............................   205,900   1,380,347
     Nippon Aqua Co., Ltd..................................................     9,900      61,281
#    Nippon Carbon Co., Ltd................................................    74,000   2,839,191
     Nippon Concept Corp...................................................    43,000     579,579
     Nippon Densetsu Kogyo Co., Ltd........................................   274,900   5,950,676
     Nippon Dry-Chemical Co., Ltd..........................................     4,300      52,222
#    Nippon Filcon Co., Ltd................................................    15,700      76,657
     Nippon Hume Corp......................................................   167,400   1,263,432
     Nippon Kanzai Co., Ltd................................................    77,200   1,358,966
     Nippon Koei Co., Ltd..................................................    85,900   2,657,448
     Nippon Parking Development Co., Ltd., Class C......................... 1,557,400   2,365,939
     Nippon Rietec Co., Ltd................................................     9,300     108,130

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                            --------- ----------
INDUSTRIALS -- (Continued)
     Nippon Road Co., Ltd. (The)...........................................    51,100 $3,122,298
     Nippon Seisen Co., Ltd................................................    24,300    619,468
# *  Nippon Sharyo, Ltd....................................................    54,899  1,397,473
     Nippon Sheet Glass Co., Ltd...........................................   772,500  4,839,961
     Nippon Steel Trading Corp.............................................   117,460  4,917,786
     Nippon Thompson Co., Ltd..............................................   402,900  1,799,208
     Nippon Tungsten Co., Ltd..............................................     6,699    126,630
     Nishimatsu Construction Co., Ltd......................................   398,600  8,299,205
     Nishi-Nippon Railroad Co., Ltd........................................   185,600  4,306,364
     Nishio Rent All Co., Ltd..............................................   138,000  3,707,391
#    Nissei ASB Machine Co., Ltd...........................................    63,900  2,291,193
#    Nissei Corp...........................................................    38,900    444,698
     Nissei Plastic Industrial Co., Ltd....................................   169,000  1,744,647
     Nisshinbo Holdings, Inc...............................................   990,480  8,246,510
     Nissin Corp...........................................................   109,100  1,726,852
     Nissin Electric Co., Ltd..............................................   384,200  4,497,741
     Nitta Corp............................................................   160,700  4,687,062
     Nitto Boseki Co., Ltd.................................................   140,800  4,292,337
     Nitto Kogyo Corp......................................................   195,500  4,107,493
     Nitto Kohki Co., Ltd..................................................    80,100  1,727,745
     Nitto Seiko Co., Ltd..................................................   201,200  1,131,260
     Nittoc Construction Co., Ltd..........................................   170,600  1,124,706
     NJS Co., Ltd..........................................................    42,800    662,324
#    nms Holdings Co.......................................................    44,200    165,129
     Noda Corp.............................................................   145,800  1,057,792
     Nomura Co., Ltd.......................................................   637,600  7,869,152
     Noritake Co., Ltd.....................................................    74,500  3,422,649
     Noritsu Koki Co., Ltd.................................................   154,700  2,232,278
     Noritz Corp...........................................................   221,400  2,736,926
#    NS Tool Co., Ltd......................................................    61,700  1,202,961
     NS United Kaiun Kaisha, Ltd...........................................    67,800  1,535,317
     NTN Corp.............................................................. 3,034,100  9,407,385
     Obara Group, Inc......................................................    90,600  3,377,563
     Ochi Holdings Co., Ltd................................................     8,900    117,788
#    Odawara Engineering Co., Ltd..........................................     6,500    157,912
     Odelic Co., Ltd.......................................................    27,800  1,022,155
#    Ohba Co., Ltd.........................................................    89,000    632,064
     Ohmoto Gumi Co., Ltd..................................................     4,100    184,109
     Oiles Corp............................................................   177,470  2,698,720
     Okabe Co., Ltd........................................................   291,100  2,464,657
     Okada Aiyon Corp......................................................    42,800    531,754
#    Okamoto Machine Tool Works, Ltd.......................................    21,699    558,709
     Okamura Corp..........................................................   475,200  4,765,544
#    OKK Corp..............................................................    28,700    197,118
     OKUMA Corp............................................................   105,400  6,297,670
     Okumura Corp..........................................................   247,480  7,010,010
     Onoken Co., Ltd.......................................................   128,700  1,687,656
     Organo Corp...........................................................    53,300  2,914,263
     Oriental Consultants Holdings Co., Ltd................................     6,100    114,177
     Origin Co., Ltd.......................................................    27,600    383,760
     OSG Corp..............................................................   243,700  5,212,619
     OSJB Holdings Corp.................................................... 1,041,700  2,536,145
     Outsourcing, Inc......................................................   822,100  8,849,066
     Oyo Corp..............................................................   167,200  1,915,552
     Paraca, Inc...........................................................    37,900    702,605
     Parker Corp...........................................................    34,000    152,690
*    Pasco Corp............................................................     7,800     82,138
#    Pasona Group, Inc.....................................................   134,900  1,925,662
     Pegasus Sewing Machine Manufacturing Co., Ltd.........................   150,600    753,105

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- -----------
INDUSTRIALS -- (Continued)
     Penta-Ocean Construction Co., Ltd..................................... 1,716,400 $10,529,135
# *  Phil Co., Inc.........................................................    10,900     373,847
     Pilot Corp............................................................    32,800   1,330,290
     Prestige International, Inc...........................................   800,200   6,623,049
     Pronexus, Inc.........................................................   124,000   1,455,001
     PS Mitsubishi Construction Co., Ltd...................................   244,400   1,748,516
     Punch Industry Co., Ltd...............................................   107,900     536,982
     Quick Co., Ltd........................................................    77,900   1,102,665
     Raito Kogyo Co., Ltd..................................................   315,200   5,009,443
#    Rasa Corp.............................................................    63,200     504,850
     Relia, Inc............................................................   252,900   3,301,928
     Rheon Automatic Machinery Co., Ltd....................................   152,100   2,312,551
     Rix Corp..............................................................    17,300     253,079
# *  Rozetta Corp..........................................................    22,800     766,871
     Ryobi, Ltd............................................................   181,040   3,369,548
     S LINE Co., Ltd.......................................................    23,800     213,757
     Sakai Heavy Industries, Ltd...........................................    24,500     707,247
     Sakai Moving Service Co., Ltd.........................................    86,600   5,170,369
# *  Sanix, Inc............................................................   146,200     518,437
     Sanki Engineering Co., Ltd............................................   337,700   4,113,079
     Sanko Gosei, Ltd......................................................   139,300     548,598
     Sanko Metal Industrial Co., Ltd.......................................    17,700     429,435
     Sankyo Tateyama, Inc..................................................   212,200   2,311,809
     Sanoyas Holdings Corp.................................................   159,500     290,564
#    Sansei Technologies, Inc..............................................    88,000     753,144
#    Sansha Electric Manufacturing Co., Ltd................................    66,700     473,575
     Sanyo Denki Co., Ltd..................................................    44,100   2,058,853
     Sanyo Engineering & Construction, Inc.................................    78,500     532,127
     Sanyo Industries, Ltd.................................................     9,900     183,351
     Sanyo Trading Co., Ltd................................................    80,000   1,592,695
#    Sata Construction Co., Ltd............................................    91,299     367,419
     Sato Holdings Corp....................................................   214,300   6,308,228
#    Sato Shoji Corp.......................................................    93,000     782,231
     Sawafuji Electric Co., Ltd............................................     1,900      32,738
     SBS Holdings, Inc.....................................................   152,500   2,506,369
#    SEC Carbon, Ltd.......................................................    10,900     837,331
#    Secom Joshinetsu Co., Ltd.............................................    33,600   1,098,916
#    Seibu Electric & Machinery Co., Ltd...................................    10,300      95,544
     Seika Corp............................................................    67,000     850,455
     Seikitokyu Kogyo Co., Ltd.............................................   211,530   1,516,656
     Sekisui Jushi Corp....................................................   223,200   4,570,486
     Senko Group Holdings Co., Ltd.........................................   900,100   7,240,023
#    Senshu Electric Co., Ltd..............................................    54,700   1,433,645
     Shibusawa Warehouse Co., Ltd. (The)...................................    62,200   1,208,535
     Shibuya Corp..........................................................   100,800   2,749,705
     Shima Seiki Manufacturing, Ltd........................................   212,300   5,076,025
     Shin Nippon Air Technologies Co., Ltd.................................   116,680   2,318,211
#    Shin-Keisei Electric Railway Co., Ltd.................................    42,999     873,517
     Shinki Bus Co., Ltd...................................................     1,900      66,935
     Shinmaywa Industries, Ltd.............................................   707,200   8,712,038
     Shinnihon Corp........................................................   208,700   1,639,382
     Shinsho Corp..........................................................    36,300     859,505
     Shinwa Co., Ltd.......................................................    70,100   1,588,909
# *  Shoko Co., Ltd........................................................    44,400     265,830
#    Showa Aircraft Industry Co., Ltd......................................    48,937     633,573
#    SIGMAXYZ, Inc.........................................................   138,400   1,883,704
     Sinfonia Technology Co., Ltd..........................................   173,200   2,127,391
     Sinko Industries, Ltd.................................................   151,700   2,569,159
     Sintokogio, Ltd.......................................................   328,700   3,170,798

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES    VALUE>>
                                                                           --------- ----------
INDUSTRIALS -- (Continued)
    SMS Co., Ltd..........................................................   398,300 $9,765,014
#   Soda Nikka Co., Ltd...................................................   126,500    786,823
    Sodick Co., Ltd.......................................................   214,900  1,858,640
    Space Co., Ltd........................................................   100,062  1,159,287
#   S-Pool, Inc...........................................................   301,000  1,809,735
    Star Micronics Co., Ltd...............................................   276,300  4,238,809
    Subaru Enterprise Co., Ltd............................................     8,500    569,218
#   Sugimoto & Co., Ltd...................................................    70,500  1,322,545
    Sumiseki Holdings, Inc................................................   476,200    608,890
    Sumitomo Densetsu Co., Ltd............................................   129,500  2,704,293
    Sumitomo Mitsui Construction Co., Ltd................................. 1,421,640  8,068,021
*   Sumitomo Precision Products Co., Ltd..................................    21,584    705,978
    Sumitomo Warehouse Co., Ltd. (The)....................................   473,900  6,422,546
    Suzumo Machinery Co., Ltd.............................................     2,200     28,777
    SWCC Showa Holdings Co., Ltd..........................................    98,700    856,782
#   Tacmina Corp..........................................................    14,700    223,746
#   Tadano, Ltd...........................................................   825,100  7,478,907
    Taihei Dengyo Kaisha, Ltd.............................................   122,900  2,899,713
    Taiheiyo Kouhatsu, Inc................................................    44,200    340,404
    Taikisha, Ltd.........................................................   184,900  5,981,182
    Taisei Oncho Co., Ltd.................................................    14,200    253,129
    Takadakiko Co., Ltd...................................................     7,500    180,101
#   Takagi Seiko Corp.....................................................     2,300     67,073
    Takamatsu Construction Group Co., Ltd.................................   107,800  2,594,020
#   Takamatsu Machinery Co., Ltd..........................................    41,800    334,411
    Takamiya Co., Ltd.....................................................   128,600    837,279
    Takano Co., Ltd.......................................................    61,800    462,388
    Takaoka Toko Co., Ltd.................................................    59,620    676,464
    Takara Printing Co., Ltd..............................................    22,155    357,257
    Takara Standard Co., Ltd..............................................   267,900  4,698,491
    Takasago Thermal Engineering Co., Ltd.................................   350,100  6,333,768
    Takashima & Co., Ltd..................................................    26,600    428,458
    Takeei Corp...........................................................   162,900  1,891,561
    Takeuchi Manufacturing Co., Ltd.......................................   294,700  4,605,075
#   Takigami Steel Construction Co., Ltd. (The)...........................     5,300    241,899
    Takisawa Machine Tool Co., Ltd........................................    45,100    560,936
    Takuma Co., Ltd.......................................................   303,000  3,605,673
    Tanabe Consulting Co., Ltd............................................     1,200     13,798
#   Tanabe Engineering Corp...............................................    39,500    282,670
    Tanseisha Co., Ltd....................................................   317,149  3,334,056
    Tatsuta Electric Wire and Cable Co., Ltd..............................   317,600  1,741,642
    TECHNO ASSOCIE Co., Ltd...............................................    56,800    504,596
    Techno Ryowa, Ltd.....................................................    71,390    525,267
    Techno Smart Corp.....................................................    49,500    500,952
    TechnoPro Holdings, Inc...............................................     7,200    442,842
    Teikoku Electric Manufacturing Co., Ltd...............................   134,500  1,569,488
    Teikoku Sen-I Co., Ltd................................................   118,600  2,182,270
    Tekken Corp...........................................................    99,000  2,654,245
    Tenox Corp............................................................    22,500    176,058
    Teraoka Seisakusho Co., Ltd...........................................    76,000    351,245
    Terasaki Electric Co., Ltd............................................    24,400    209,802
    Toa Corp..............................................................   117,000  1,574,043
    TOA ROAD Corp.........................................................    27,300    903,544
    Toba, Inc.............................................................     9,800    269,496
    Tobishima Corp........................................................   151,070  2,025,890
    Tocalo Co., Ltd.......................................................   474,700  4,679,912
    Toda Corp.............................................................   543,200  3,393,122
    Toenec Corp...........................................................    58,600  1,911,646
#   Togami Electric Manufacturing Co., Ltd................................    17,800    291,447

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES    VALUE>>
                                                                            ------- -----------
INDUSTRIALS -- (Continued)
     TOKAI Holdings Corp................................................... 743,300 $ 7,289,876
     Tokai Lease Co., Ltd..................................................  19,300     294,120
     Tokyo Energy & Systems, Inc........................................... 184,200   1,717,636
#    Tokyo Keiki, Inc......................................................  69,022     607,494
     Tokyo Sangyo Co., Ltd................................................. 146,700     764,707
     Tokyu Construction Co., Ltd........................................... 661,700   5,240,922
     Toli Corp............................................................. 289,200     780,509
     Tomoe Corp............................................................ 162,200     630,275
#    Tomoe Engineering Co., Ltd............................................  59,500   1,295,034
     Tonami Holdings Co., Ltd..............................................  40,900   1,887,464
     Toppan Forms Co., Ltd................................................. 366,900   3,667,473
     Torishima Pump Manufacturing Co., Ltd................................. 143,800   1,369,319
     Toshiba Machine Co., Ltd.............................................. 157,000   3,513,239
     Toshiba Plant Systems & Services Corp................................. 188,250   3,678,177
     Totech Corp...........................................................  57,000   1,240,580
     Totetsu Kogyo Co., Ltd................................................ 193,200   6,023,184
     Totoku Electric Co., Ltd..............................................  17,700     357,617
     Toyo Construction Co., Ltd............................................ 602,300   2,830,085
     Toyo Denki Seizo K.K..................................................  41,250     596,427
# *  Toyo Engineering Corp................................................. 221,078   1,408,169
#    Toyo Logistics Co., Ltd...............................................  85,100     255,048
     Toyo Machinery & Metal Co., Ltd....................................... 109,300     588,832
     Toyo Tanso Co., Ltd...................................................  88,000   2,079,221
#    Toyo Wharf & Warehouse Co., Ltd.......................................  41,300     542,227
     Trancom Co., Ltd......................................................  56,800   3,748,531
#    Trinity Industrial Corp...............................................  36,000     255,395
#    Trusco Nakayama Corp.................................................. 154,100   3,725,971
     Trust Tech, Inc....................................................... 158,000   2,002,613
     Tsubaki Nakashima Co., Ltd............................................ 336,200   5,722,858
     Tsubakimoto Chain Co.................................................. 208,840   7,135,204
#    Tsubakimoto Kogyo Co., Ltd............................................  28,800   1,182,155
     Tsudakoma Corp........................................................  31,998     369,276
#    Tsugami Corp.......................................................... 336,300   3,107,018
     Tsukishima Kikai Co., Ltd............................................. 210,100   3,236,258
     Tsurumi Manufacturing Co., Ltd........................................ 141,900   2,797,313
     Uchida Yoko Co., Ltd..................................................  69,900   2,746,805
#    Ueki Corp.............................................................  34,800     846,317
     Union Tool Co.........................................................  52,300   1,666,762
     Ushio, Inc............................................................ 973,200  14,544,315
#    UT Group Co., Ltd..................................................... 204,000   5,067,274
     Utoc Corp............................................................. 102,200     527,634
     Waida Manufacturing Co., Ltd..........................................   4,300      57,275
     Wakachiku Construction Co., Ltd.......................................  99,200   1,507,474
     Wakita & Co., Ltd..................................................... 294,800   2,979,839
     WDB Holdings Co., Ltd.................................................  65,900   1,675,036
     Weathernews, Inc......................................................  40,600   1,282,088
     Will Group, Inc....................................................... 105,800     969,354
#    World Holdings Co., Ltd...............................................  46,600     780,555
     Yahagi Construction Co., Ltd.......................................... 200,200   1,420,533
     YAMABIKO Corp......................................................... 259,528   2,946,196
#    YAMADA Consulting Group Co., Ltd......................................  78,800   1,420,619
#    Yamashina Corp........................................................ 224,200     144,887
#    Yamato Corp........................................................... 124,100     840,536
#    Yamaura Corp..........................................................  47,100     380,323
     Yamazen Corp.......................................................... 465,300   4,296,031
     Yasuda Logistics Corp................................................. 122,200   1,094,852
     Yokogawa Bridge Holdings Corp......................................... 239,000   4,375,369
     Yondenko Corp.........................................................  27,360     700,257
     Yuasa Trading Co., Ltd................................................ 128,600   3,989,533

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES      VALUE>>
                                                                            --------- --------------
INDUSTRIALS -- (Continued)
     Yuken Kogyo Co., Ltd..................................................    24,000 $      381,523
#    Yumeshin Holdings Co., Ltd............................................   362,700      3,232,078
     Yurtec Corp...........................................................   277,500      1,715,872
     Zaoh Co., Ltd.........................................................    23,400        320,058
#    Zenitaka Corp. (The)..................................................    19,600        771,578
     Zuiko Corp............................................................    29,000        896,218
                                                                                      --------------
TOTAL INDUSTRIALS..........................................................            1,132,240,688
                                                                                      --------------
INFORMATION TECHNOLOGY -- (12.9%)
     A&D Co., Ltd..........................................................   141,000      1,089,616
     Access Co., Ltd.......................................................   208,000      1,955,383
     Ad-sol Nissin Corp....................................................    43,000        954,940
#    Adtec Plasma Technology Co., Ltd......................................    30,700        311,549
     AGS Corp..............................................................    11,600         86,085
     Ai Holdings Corp......................................................   304,600      5,520,455
     Aichi Tokei Denki Co., Ltd............................................    18,900        716,163
     Aiphone Co., Ltd......................................................    74,900      1,292,968
     Alpha Systems, Inc....................................................    60,520      1,565,668
     Amano Corp............................................................   199,700      5,904,468
     AOI Electronics Co., Ltd..............................................    31,400        688,112
     Argo Graphics, Inc....................................................   122,200      3,377,558
#    Arisawa Manufacturing Co., Ltd........................................   223,500      2,229,931
     ArtSpark Holdings, Inc................................................    48,100        282,685
     Asahi Intelligence Service Co., Ltd...................................     1,300         14,053
     Aval Data Corp........................................................    26,000        441,506
     Avant Corp............................................................    57,900      1,267,303
*    Axell Corp............................................................    44,900        263,260
     Azia Co., Ltd.........................................................    14,300        166,820
# *  BrainPad, Inc.........................................................     7,200        378,098
     Broadleaf Co., Ltd....................................................   722,700      4,060,352
     Business Brain Showa-Ota, Inc.........................................    13,300        339,477
     CAC Holdings Corp.....................................................    96,400      1,230,190
     Canon Electronics, Inc................................................   147,700      2,765,200
     Capital Asset Planning, Inc...........................................    13,200        157,088
     CDS Co., Ltd..........................................................    18,800        245,079
     Chino Corp............................................................    47,400        630,160
     Citizen Watch Co., Ltd................................................ 1,362,700      7,244,868
     CMK Corp..............................................................   395,200      2,394,210
     Computer Engineering & Consulting, Ltd................................   177,000      3,213,872
     Computer Institute of Japan, Ltd......................................   105,000        896,693
     Comture Corp..........................................................   165,000      3,136,304
     CONEXIO Corp..........................................................   128,600      1,778,413
#    Core Corp.............................................................    45,800        603,467
     Cresco, Ltd...........................................................    41,500      1,320,018
*    CRI Middleware Co., Ltd...............................................     8,500        141,135
#    Cube System, Inc......................................................    60,600        441,972
     Cyber Com Co., Ltd....................................................    15,800        277,389
     Cybernet Systems Co., Ltd.............................................    55,000        359,456
     Cybozu, Inc...........................................................   147,700      1,513,763
#    Dai-ichi Seiko Co., Ltd...............................................    82,700      2,051,241
#    Daiko Denshi Tsushin, Ltd.............................................    37,200        286,151
     Daishinku Corp........................................................    64,099        640,341
     Daitron Co., Ltd......................................................    54,400        736,247
     Daiwabo Holdings Co., Ltd.............................................   140,700      6,148,041
*    DDS, Inc..............................................................     6,800         20,944
     Denki Kogyo Co., Ltd..................................................    76,700      2,357,386
     Densan System Co., Ltd................................................    52,000      1,419,894
     Dexerials Corp........................................................   469,900      4,147,994
     Digital Arts, Inc.....................................................    88,000      5,167,155

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES   VALUE>>
                                                                            ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
     Digital Garage, Inc...................................................  80,700 $2,641,691
#    Digital Hearts Holdings Co., Ltd...................................... 109,300    904,388
#    Digital Information Technologies Corp.................................  54,900    836,268
#    DKK-Toa Corp..........................................................  28,300    219,327
     Double Standard, Inc..................................................  14,000    679,754
     DTS Corp.............................................................. 332,400  7,039,701
     Ebase Co., Ltd........................................................  29,800    324,944
# *  E-Guardian, Inc.......................................................  74,000  1,174,517
     Eizo Corp............................................................. 132,900  4,942,734
     Elecom Co., Ltd....................................................... 141,200  5,482,959
     Elematec Corp......................................................... 122,942  1,182,628
#    Enomoto Co., Ltd......................................................  30,200    326,740
     Enplas Corp...........................................................  65,800  2,111,263
     ESPEC Corp............................................................ 166,000  2,997,298
     Excel Co., Ltd........................................................  56,000    647,766
     Fenwal Controls of Japan, Ltd.........................................  21,600    276,743
     Ferrotec Holdings Corp................................................ 264,900  2,627,281
# *  FFRI, Inc.............................................................  20,500    534,358
#    Fixstars Corp......................................................... 115,700  1,733,766
     Focus Systems Corp....................................................  22,500    184,661
#    Forval Corp...........................................................  53,900    500,421
#    Fronteo, Inc.......................................................... 118,100    346,282
     FTGroup Co., Ltd......................................................  67,000    882,632
     Fuji Soft, Inc........................................................  42,500  1,851,340
     Fujitsu Frontech, Ltd.................................................  88,800    786,134
     Fukui Computer Holdings, Inc..........................................  53,500  1,430,103
     Furuno Electric Co., Ltd.............................................. 197,800  2,044,496
#    Furuya Metal Co., Ltd.................................................   7,600    343,079
     Future Corp........................................................... 150,800  2,461,476
     Future Innovation Group, Inc..........................................  11,900     35,481
#    Geomatec Co., Ltd.....................................................  29,900    200,983
     GL Sciences, Inc......................................................  46,700    639,260
#    Glosel Co., Ltd....................................................... 118,700    484,479
#    GMO Cloud K.K.........................................................  19,300    480,920
     GMO internet, Inc..................................................... 202,300  3,399,616
     GMO Pepabo, Inc.......................................................   7,300    158,334
# *  Gunosy, Inc...........................................................  44,800    734,903
     Hagiwara Electric Holdings Co., Ltd...................................  51,100  1,368,459
     Hakuto Co., Ltd....................................................... 100,600  1,201,992
     Hibino Corp...........................................................  26,900    590,694
     Hioki EE Corp.........................................................  70,900  2,482,660
     Hochiki Corp.......................................................... 123,600  1,726,277
#    Hokuriku Electric Industry Co., Ltd...................................  48,200    516,797
     Honda Tsushin Kogyo Co., Ltd.......................................... 113,800    551,811
     Hosiden Corp.......................................................... 423,800  4,452,073
     Ibiden Co., Ltd.......................................................   6,978    161,127
     Icom, Inc.............................................................  79,000  1,788,023
     ID Holdings Corp......................................................  52,100    649,110
     Ikegami Tsushinki Co., Ltd............................................  40,799    429,502
     Ines Corp............................................................. 166,100  1,868,757
     I-Net Corp............................................................  80,390  1,034,459
     Infocom Corp.......................................................... 188,000  3,922,121
     Infomart Corp......................................................... 456,500  6,872,905
     Information Services International-Dentsu, Ltd........................  90,700  3,149,309
     Innotech Corp......................................................... 116,200  1,015,323
#    Intelligent Wave, Inc.................................................  36,600    256,146
#    Inter Action Corp.....................................................  27,600    562,444
     I-O Data Device, Inc..................................................  57,800    489,804
     Iriso Electronics Co., Ltd............................................ 157,000  7,762,458

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                            --------- ----------
INFORMATION TECHNOLOGY -- (Continued)
#    ISB Corp..............................................................    15,300 $  230,093
     Itfor, Inc............................................................   164,700  1,347,447
     Iwatsu Electric Co., Ltd..............................................    68,500    511,161
     Japan Aviation Electronics Industry, Ltd..............................   382,900  7,132,970
     Japan Cash Machine Co., Ltd...........................................   154,800  1,384,088
# *  Japan Display, Inc.................................................... 3,483,900  2,035,533
#    Japan Electronic Materials Corp.......................................    51,800    342,444
     Japan Material Co., Ltd...............................................   486,600  6,811,134
     Jastec Co., Ltd.......................................................    85,300    905,791
     JBCC Holdings, Inc....................................................   117,800  1,962,448
     JFE Systems, Inc......................................................     2,100     59,602
*    JIG-SAW, Inc..........................................................    26,700  1,101,266
     Justsystems Corp......................................................    44,500  1,829,679
     Kaga Electronics Co., Ltd.............................................   133,600  2,589,667
     Kanematsu Electronics, Ltd............................................    89,400  2,784,330
     KEL Corp..............................................................    27,900    215,656
     Koa Corp..............................................................   172,100  2,162,689
     KSK Co., Ltd..........................................................     3,000     50,676
#    Kyoden Co., Ltd.......................................................   116,100    332,363
     Kyosan Electric Manufacturing Co., Ltd................................   319,900  1,500,929
     Kyowa Electronic Instruments Co., Ltd.................................   146,000    585,391
#    LAC Co., Ltd..........................................................   100,100  1,200,563
     Lecip Holdings Corp...................................................     6,800     41,815
     Macnica Fuji Electronics Holdings, Inc................................   389,750  6,606,563
     Mamezou Holdings Co., Ltd.............................................   129,000  2,114,713
     Marubun Corp..........................................................   112,200    638,417
     Maruwa Co., Ltd.......................................................    70,000  4,561,451
     Maxell Holdings, Ltd..................................................   396,400  5,471,030
     MCJ Co., Ltd..........................................................   543,600  3,587,532
     Megachips Corp........................................................   112,800  2,135,201
#    Meiko Electronics Co., Ltd............................................   179,500  2,943,901
     Melco Holdings, Inc...................................................    14,300    384,520
# *  Metaps, Inc...........................................................    12,800    112,713
#    Micronics Japan Co., Ltd..............................................   223,800  2,093,755
     Mimaki Engineering Co., Ltd...........................................   136,300    683,431
     Mimasu Semiconductor Industry Co., Ltd................................   122,681  2,396,304
     Miraial Co., Ltd......................................................    48,800    664,247
     Miroku Jyoho Service Co., Ltd.........................................   140,300  3,698,013
#    Mitachi Co., Ltd......................................................    17,900    123,307
     Mitsubishi Research Institute, Inc....................................    56,200  1,989,971
     Mitsui High-Tec, Inc..................................................   137,200  2,359,225
     Mutoh Holdings Co., Ltd...............................................    14,600    242,828
     Nagano Keiki Co., Ltd.................................................    96,400    662,741
     Nakayo, Inc...........................................................    77,100  1,197,699
     NEC Networks & System Integration Corp................................   176,700  5,577,360
#    Neos Corp.............................................................     8,600     62,427
#    NF Corp...............................................................    23,700    532,325
     Nichicon Corp.........................................................   397,800  3,914,584
# *  Nihon Dempa Kogyo Co., Ltd............................................   121,600    513,073
     Nihon Denkei Co., Ltd.................................................    31,800    379,427
#    Nippon Chemi-Con Corp.................................................    83,600  1,381,850
#    Nippon Computer Dynamics Co., Ltd.....................................    38,600    287,783
     Nippon Electric Glass Co., Ltd........................................    17,436    392,773
#    Nippon Information Development Co., Ltd...............................    12,600    150,678
#    Nippon Kodoshi Corp...................................................    56,200    735,197
     Nippon Signal Co., Ltd................................................   372,300  4,290,231
     Nippon Systemware Co., Ltd............................................    56,800  1,375,290
     Nissha Co., Ltd.......................................................   253,600  2,641,164
     Nohmi Bosai, Ltd......................................................   167,400  3,484,897

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES   VALUE>>
                                                                            ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
     NSD Co., Ltd.......................................................... 293,480 $9,046,407
     NuFlare Technology, Inc...............................................  35,800  2,667,202
#    Ohara, Inc............................................................  35,900    493,595
#    Ohizumi Manufacturing Co., Ltd........................................  27,100    188,138
# *  Okaya Electric Industries Co., Ltd....................................  77,800    283,910
     Oki Electric Industry Co., Ltd........................................ 699,800  9,391,632
#    ONO Sokki Co., Ltd....................................................  37,400    179,252
     Optex Group Co., Ltd.................................................. 271,520  4,160,003
#    Oro Co., Ltd..........................................................  15,800    412,515
     Osaki Electric Co., Ltd............................................... 324,800  2,248,864
     Oval Corp.............................................................  35,600     81,386
     Paltek Corp...........................................................  38,500    189,011
#    PCA Corp..............................................................   2,300     81,082
     PCI Holdings, Inc.....................................................  15,400    305,102
     Poletowin Pitcrew Holdings, Inc....................................... 226,000  2,188,086
#    Pro-Ship, Inc.........................................................  41,700    496,841
     Rakus Co., Ltd........................................................ 260,600  3,910,137
#    RECOMM Co., Ltd....................................................... 404,200    496,980
*    Remixpoint, Inc.......................................................  22,000     40,432
     Restar Holdings Corp.................................................. 161,100  2,737,617
     Riken Keiki Co., Ltd.................................................. 113,500  2,228,961
     Riso Kagaku Corp...................................................... 177,600  2,918,009
     Roland DG Corp........................................................ 105,700  2,077,087
     Rorze Corp............................................................  77,400  2,628,366
#    RS Technologies Co., Ltd..............................................  27,300  1,113,947
     Ryoden Corp........................................................... 110,600  1,674,192
     Ryosan Co., Ltd....................................................... 187,200  4,860,198
     Ryoyo Electro Corp.................................................... 168,200  2,985,092
#    Saison Information Systems Co., Ltd...................................  24,800    477,564
     Sakura Internet, Inc.................................................. 155,700    916,045
     Samco, Inc............................................................  14,700    144,289
     Sanken Electric Co., Ltd.............................................. 193,200  4,535,115
     Sanshin Electronics Co., Ltd.......................................... 150,100  2,141,710
#    Satori Electric Co., Ltd..............................................  90,380    769,293
     Saxa Holdings, Inc....................................................  32,600    558,346
#    SB Technology Corp....................................................  74,000  1,419,368
     Scala, Inc............................................................ 120,700  1,001,889
     Seikoh Giken Co., Ltd.................................................  19,900    638,832
     SEMITEC Corp..........................................................   5,500    165,200
#    Shibaura Electronics Co., Ltd.........................................  58,000  1,721,498
     Shibaura Mechatronics Corp............................................  31,800  1,057,796
# *  SHIFT, Inc............................................................  41,800  2,384,317
     Shindengen Electric Manufacturing Co., Ltd............................  54,800  1,862,401
     Shinko Electric Industries Co., Ltd................................... 566,300  5,526,749
     Shinko Shoji Co., Ltd................................................. 314,200  2,693,475
     Shizuki Electric Co., Inc............................................. 127,100    697,986
#    Showa Shinku Co., Ltd.................................................  25,400    341,648
     Sigma Koki Co., Ltd...................................................  31,600    386,568
#    Siix Corp............................................................. 242,700  3,679,741
#    SK-Electronics Co., Ltd...............................................  64,100  1,300,835
     SMK Corp..............................................................  37,099  1,070,268
     Softbrain Co., Ltd.................................................... 111,300    572,930
     Softcreate Holdings Corp..............................................  58,200  1,015,916
     Soliton Systems K.K...................................................  51,700    465,567
#    Soshin Electric Co., Ltd..............................................  58,400    251,342
     Sourcenext Corp....................................................... 364,000  1,628,304
     SRA Holdings..........................................................  75,600  1,833,039
#    Sumida Corp........................................................... 206,049  2,302,483
     Sun-Wa Technos Corp...................................................  82,000    801,520

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
     Suzuki Co., Ltd.......................................................    77,300 $    560,868
#    System Information Co., Ltd...........................................    54,800      495,026
     System Research Co., Ltd..............................................    27,200      493,451
     Systemsoft Corp.......................................................   255,800      277,530
     Systena Corp..........................................................   564,200    8,107,168
     Tachibana Eletech Co., Ltd............................................   129,360    2,165,082
#    Takachiho Koheki Co., Ltd.............................................    38,500      404,929
#    TAKEBISHI Corp........................................................    53,100      703,093
     Tamura Corp...........................................................   651,300    3,730,084
#    Tazmo Co., Ltd........................................................    39,500      469,658
#    TDC Soft, Inc.........................................................   111,300      918,035
     TechMatrix Corp.......................................................   116,800    2,614,636
     Techno Horizon Holdings Co., Ltd......................................    56,700      234,497
     Tecnos Japan, Inc.....................................................   112,200      560,010
     Teikoku Tsushin Kogyo Co., Ltd........................................    53,800      600,291
*    Terilogy Co., Ltd.....................................................     8,800       60,160
     TESEC Corp............................................................    19,400      205,899
     TKC Corp..............................................................   119,000    5,012,990
     Tokyo Electron Device, Ltd............................................    45,600      872,329
     Tokyo Seimitsu Co., Ltd...............................................   315,100   10,120,723
#    Tomen Devices Corp....................................................    15,300      374,444
     Topcon Corp...........................................................   862,100   11,887,112
#    Torex Semiconductor, Ltd..............................................    45,500      608,765
     Toshiba TEC Corp......................................................   211,100    7,613,433
     Toukei Computer Co., Ltd..............................................    23,210      709,161
     Towa Corp.............................................................   171,400    1,685,585
     Toyo Corp.............................................................   165,500    1,705,064
     Tri Chemical Laboratories, Inc........................................    39,400    2,572,516
#    Tsuzuki Denki Co., Ltd................................................    42,800      477,972
     Ubicom Holdings, Inc..................................................    12,500      163,553
     Ulvac, Inc............................................................   237,200   10,377,361
#    UMC Electronics Co., Ltd..............................................    52,700      232,367
     Uniden Holdings Corp..................................................    44,000      798,349
     UNIRITA, Inc..........................................................     8,100      130,839
     UNITED, Inc...........................................................    24,200      265,886
#    V Technology Co., Ltd.................................................    77,200    4,592,945
#    VINX Corp.............................................................    11,500      122,002
     Wacom Co., Ltd........................................................ 1,124,700    4,186,178
     YAC Holdings Co., Ltd.................................................    87,500      677,425
# *  Yamaha Motor Robotics Holdings Co., Ltd...............................    88,400      491,495
#    Yamaichi Electronics Co., Ltd.........................................   153,400    2,073,550
#    Yashima Denki Co., Ltd................................................   131,200    1,077,891
     Yokowo Co., Ltd.......................................................   105,200    3,031,021
     Zuken, Inc............................................................   113,200    2,398,203
                                                                                      ------------
TOTAL INFORMATION TECHNOLOGY...............................................            489,542,108
                                                                                      ------------
MATERIALS -- (10.1%)
     Achilles Corp.........................................................   109,000    1,770,869
     ADEKA Corp............................................................   665,700    9,526,870
     Aichi Steel Corp......................................................    81,700    2,658,976
     Arakawa Chemical Industries, Ltd......................................   132,600    1,942,621
#    Araya Industrial Co., Ltd.............................................    26,500      393,009
     Asahi Holdings, Inc...................................................   299,850    6,980,615
     Asahi Printing Co., Ltd...............................................    25,700      249,585
     Asahi Yukizai Corp....................................................    98,600    1,391,132
     Asahipen Corp.........................................................     2,100       32,989
     Asia Pile Holdings Corp...............................................   220,000    1,189,375
     C Uyemura & Co., Ltd..................................................    35,900    2,222,157
     Carlit Holdings Co., Ltd..............................................   139,400      808,018

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES    VALUE>>
                                                                           --------- ----------
MATERIALS -- (Continued)
    Chuetsu Pulp & Paper Co., Ltd.........................................    49,900 $  765,762
*   Chugai Mining Co., Ltd................................................   652,700    127,283
    Chugoku Marine Paints, Ltd............................................   478,100  4,622,448
    CI Takiron Corp.......................................................   324,200  1,952,725
#   CK-San-Etsu Co., Ltd..................................................    21,200    575,751
    Dai Nippon Toryo Co., Ltd.............................................   145,500  1,473,984
    Daido Steel Co., Ltd..................................................    80,900  3,530,315
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.................................   130,800  1,022,769
    Daiken Corp...........................................................    93,900  1,691,066
    Daiki Aluminium Industry Co., Ltd.....................................   202,100  1,350,056
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd................    93,400  2,810,752
    Daio Paper Corp.......................................................   290,600  3,873,614
    DKS Co., Ltd..........................................................    68,800  2,233,227
    Dowa Holdings Co., Ltd................................................    92,500  3,193,486
    Dynapac Co., Ltd......................................................     8,500    114,534
    Fuji Seal International, Inc..........................................   106,400  2,642,944
    Fujikura Kasei Co., Ltd...............................................   184,200    959,033
    Fujimi, Inc...........................................................     1,100     28,673
    Fujimori Kogyo Co., Ltd...............................................   120,900  4,274,555
    Fuso Chemical Co., Ltd................................................   142,200  3,670,167
    Geostr Corp...........................................................   111,400    428,320
    Godo Steel, Ltd.......................................................    67,700  1,463,099
    Gun-Ei Chemical Industry Co., Ltd.....................................    31,600    737,936
    Hakudo Co., Ltd.......................................................    48,200    612,562
    Harima Chemicals Group, Inc...........................................   106,100  1,182,968
    Hodogaya Chemical Co., Ltd............................................    44,900  1,691,081
    Hokkan Holdings, Ltd..................................................    56,100    904,582
    Hokko Chemical Industry Co., Ltd......................................   139,100    769,423
    Hokuetsu Corp......................................................... 1,042,799  5,310,764
    Honshu Chemical Industry Co., Ltd.....................................    28,200    322,058
    Ise Chemicals Corp....................................................    14,800    443,335
#   Ishihara Chemical Co., Ltd............................................    35,500    574,513
    Ishihara Sangyo Kaisha, Ltd...........................................   222,050  2,292,423
    Ishizuka Glass Co., Ltd...............................................    16,100    320,229
    JCU Corp..............................................................   181,800  4,454,876
    JSP Corp..............................................................   102,700  1,903,607
    Kaneka Corp...........................................................    20,900    695,731
    Kanto Denka Kogyo Co., Ltd............................................   335,900  2,969,865
    Katakura & Co-op Agri Corp............................................    21,500    241,950
    KeePer Technical Laboratory Co., Ltd..................................    51,000    723,133
    KH Neochem Co., Ltd...................................................   234,500  5,710,529
    Kimoto Co., Ltd.......................................................   247,400    387,476
    Koatsu Gas Kogyo Co., Ltd.............................................   225,193  1,782,310
    Kobe Steel, Ltd....................................................... 1,250,100  6,721,190
    Kohsoku Corp..........................................................    72,200    862,573
    Konishi Co., Ltd......................................................   260,700  3,679,929
    Konoshima Chemical Co., Ltd...........................................    39,000    315,800
    Krosaki Harima Corp...................................................    41,200  2,207,560
    Kumiai Chemical Industry Co., Ltd.....................................   564,787  5,222,990
#   Kunimine Industries Co., Ltd..........................................    40,400    382,597
    Kureha Corp...........................................................   141,650  9,053,385
    Kurimoto, Ltd.........................................................    67,900  1,103,587
    Kuriyama Holdings Corp................................................    92,800    709,363
    Kyoei Steel, Ltd......................................................   161,600  2,942,838
    Kyowa Leather Cloth Co., Ltd..........................................    91,900    671,659
    Lintec Corp...........................................................   210,600  4,423,190
    MEC Co., Ltd..........................................................   131,000  2,195,875
    Mitani Sekisan Co., Ltd...............................................    73,600  2,441,523
    Mitsubishi Paper Mills, Ltd...........................................   405,600  1,846,849

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- -----------
MATERIALS -- (Continued)
     Mitsubishi Steel Manufacturing Co., Ltd...............................    53,500 $   569,961
     Mitsui Mining & Smelting Co., Ltd.....................................   484,900  13,551,811
     Molitec Steel Co., Ltd................................................    83,100     356,195
     MORESCO Corp..........................................................    47,800     591,730
     Mory Industries, Inc..................................................    39,300     837,046
     Nakayama Steel Works, Ltd.............................................   220,200     941,717
     Neturen Co., Ltd......................................................   261,200   2,299,949
# *  New Japan Chemical Co., Ltd...........................................   200,600     373,994
     Nicca Chemical Co., Ltd...............................................    49,300     405,647
#    Nichia Steel Works, Ltd...............................................   138,600     427,764
#    Nihon Kagaku Sangyo Co., Ltd..........................................    90,200     908,237
     Nihon Nohyaku Co., Ltd................................................   243,500   1,279,407
     Nihon Parkerizing Co., Ltd............................................   505,500   5,926,974
     Nihon Yamamura Glass Co., Ltd.........................................   110,400   1,319,912
     Nippon Carbide Industries Co., Inc....................................    49,300     664,805
#    Nippon Chemical Industrial Co., Ltd...................................    42,600   1,253,522
     Nippon Concrete Industries Co., Ltd...................................   306,600     882,148
#    Nippon Denko Co., Ltd................................................. 1,018,114   1,764,621
     Nippon Fine Chemical Co., Ltd.........................................    81,500     950,320
     Nippon Kayaku Co., Ltd................................................    70,700     859,237
     Nippon Kinzoku Co., Ltd...............................................    27,000     217,120
     Nippon Koshuha Steel Co., Ltd.........................................    26,799     112,135
     Nippon Light Metal Holdings Co., Ltd.................................. 4,755,800   9,250,215
     Nippon Paper Industries Co., Ltd......................................   177,600   3,061,398
     Nippon Pillar Packing Co., Ltd........................................   157,500   2,121,710
     Nippon Soda Co., Ltd..................................................   193,300   5,148,638
#    Nippon Yakin Kogyo Co., Ltd...........................................   124,049   2,723,049
     Nitta Gelatin, Inc....................................................   100,500     657,577
     Nittetsu Mining Co., Ltd..............................................    43,700   1,833,055
     Nozawa Corp...........................................................    52,500     330,430
     Oat Agrio Co., Ltd....................................................    18,000     292,493
     Okamoto Industries, Inc...............................................    82,600   3,189,981
     Okura Industrial Co., Ltd.............................................    61,800   1,137,303
     Osaka Organic Chemical Industry, Ltd..................................   100,800   1,123,855
     Osaka Soda Co., Ltd...................................................   108,599   3,074,272
     Osaka Steel Co., Ltd..................................................    94,200   1,289,081
     OSAKA Titanium Technologies Co., Ltd..................................   155,500   2,434,380
#    Pacific Metals Co., Ltd...............................................   126,799   3,031,819
     Pack Corp. (The)......................................................    96,200   3,389,865
#    Rasa Industries, Ltd..................................................    49,700     679,462
     Rengo Co., Ltd........................................................   124,600     903,479
     Riken Technos Corp....................................................   255,000   1,207,255
     Sakai Chemical Industry Co., Ltd......................................   112,100   2,796,922
     Sakata INX Corp.......................................................   311,800   3,524,301
     Sanyo Chemical Industries, Ltd........................................    96,300   4,594,597
#    Sanyo Special Steel Co., Ltd..........................................   147,060   1,862,482
     Seiko PMC Corp........................................................    78,600     612,343
     Sekisui Plastics Co., Ltd.............................................   179,100   1,320,235
     Shikoku Chemicals Corp................................................   260,000   3,051,923
     Shinagawa Refractories Co., Ltd.......................................    44,300   1,191,603
     Shin-Etsu Polymer Co., Ltd............................................   336,500   2,883,365
     SK Kaken Co., Ltd.....................................................     1,600     692,522
     Soken Chemical & Engineering Co., Ltd.................................    48,900     556,618
     Stella Chemifa Corp...................................................    82,400   2,397,448
     Sumitomo Bakelite Co., Ltd............................................    90,600   3,756,761
     Sumitomo Osaka Cement Co., Ltd........................................   238,699  10,419,680
     Sumitomo Seika Chemicals Co., Ltd.....................................    70,900   2,256,854
#    T Hasegawa Co., Ltd...................................................   204,200   3,805,622
#    T&K Toka Co., Ltd.....................................................   146,900   1,407,801

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES     VALUE>>
                                                                           --------- ------------
MATERIALS -- (Continued)
    Taisei Lamick Co., Ltd................................................    43,900 $  1,194,962
    Taiyo Holdings Co., Ltd...............................................   140,400    5,088,162
    Takasago International Corp...........................................   104,000    2,610,011
    Takemoto Yohki Co., Ltd...............................................    46,900      446,952
#   Taoka Chemical Co., Ltd...............................................     1,600      124,025
#   Tayca Corp............................................................   139,300    2,747,938
    Tenma Corp............................................................   129,800    2,372,540
#   Titan Kogyo, Ltd......................................................     5,100      118,190
    Toagosei Co., Ltd.....................................................   871,100    9,655,071
#   Toda Kogyo Corp.......................................................    24,800      514,137
    Toho Acetylene Co., Ltd...............................................    12,700      161,990
    Toho Chemical Industry Co., Ltd.......................................    47,000      219,685
#   Toho Titanium Co., Ltd................................................   242,500    1,996,896
    Toho Zinc Co., Ltd....................................................   122,699    2,489,874
    Tohoku Steel Co., Ltd.................................................    16,300      215,635
    Tokushu Tokai Paper Co., Ltd..........................................    71,058    2,671,741
    Tokuyama Corp.........................................................   414,298   11,067,550
    Tokyo Ohka Kogyo Co., Ltd.............................................   242,500    9,603,821
    Tokyo Printing Ink Manufacturing Co., Ltd.............................    10,200      227,328
    Tokyo Rope Manufacturing Co., Ltd.....................................   101,700    1,077,588
    Tokyo Steel Manufacturing Co., Ltd....................................   842,500    6,782,726
    Tokyo Tekko Co., Ltd..................................................    74,900    1,095,674
    Tomoegawa Co., Ltd....................................................    33,600      299,577
    Tomoku Co., Ltd.......................................................    81,500    1,306,002
    Topy Industries, Ltd..................................................   114,200    2,334,533
#   Toyo Gosei Co., Ltd...................................................    32,800      930,685
    Toyo Ink SC Holdings Co., Ltd.........................................   277,600    6,765,692
    Toyobo Co., Ltd.......................................................   715,200    9,667,381
#   TYK Corp..............................................................   183,700      541,011
    UACJ Corp.............................................................   211,841    3,880,515
    Ube Industries, Ltd...................................................    67,500    1,445,253
    Ultrafabrics Holdings Co., Ltd........................................     2,400       27,256
    Valqua, Ltd...........................................................   126,199    2,811,789
#   Vertex Corp...........................................................    45,998      725,724
    Wavelock Holdings Co., Ltd............................................    30,900      251,862
    Wood One Co., Ltd.....................................................    48,500      514,115
    Yamato Kogyo Co., Ltd.................................................   171,600    4,451,591
    Yodogawa Steel Works, Ltd.............................................   154,200    2,911,600
    Yoshicon Co., Ltd.....................................................     3,100       33,521
#   Yotai Refractories Co., Ltd...........................................   118,000      794,272
    Yushiro Chemical Industry Co., Ltd....................................    73,800      972,545
                                                                                     ------------
TOTAL MATERIALS...........................................................            384,435,104
                                                                                     ------------
REAL ESTATE -- (2.1%)
#   AD Works Co., Ltd..................................................... 1,948,800      538,670
    Airport Facilities Co., Ltd...........................................   148,670      764,053
    Anabuki Kosan, Inc....................................................     6,000      157,994
#   Aoyama Zaisan Networks Co., Ltd.......................................    52,600      791,762
#   Apaman Co., Ltd.......................................................    77,800      651,895
    Arealink Co., Ltd.....................................................    29,600      319,627
    B-Lot Co., Ltd........................................................    16,500      316,657
    Cosmos Initia Co., Ltd................................................    99,600      699,949
    CRE, Inc..............................................................    22,400      214,043
    Daibiru Corp..........................................................   358,100    3,976,013
#   Dear Life Co., Ltd....................................................   145,300      693,705
    Goldcrest Co., Ltd....................................................   139,170    2,874,822
#   Good Com Asset Co., Ltd...............................................    10,300      166,681
    Grandy House Corp.....................................................   121,300      552,643
    Heiwa Real Estate Co., Ltd............................................   236,600    5,706,539

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES      VALUE>>
                                                                            --------- --------------
REAL ESTATE -- (Continued)
     Ichigo, Inc...........................................................   970,800 $    3,866,594
     Intellex Co., Ltd.....................................................    30,000        208,748
*    Japan Asset Marketing Co., Ltd........................................ 1,648,500      1,249,392
     Japan Corporate Housing Service, Inc..................................    10,500        101,132
     Japan Property Management Center Co., Ltd.............................    83,400      1,132,740
     JSB Co., Ltd..........................................................     2,300        112,791
     Kabuki-Za Co., Ltd....................................................     6,500        348,542
     Keihanshin Building Co., Ltd..........................................   291,800      3,649,336
     Kenedix, Inc.......................................................... 1,600,900      8,713,937
     Land Business Co., Ltd................................................    14,800        103,372
*    LAND Co., Ltd......................................................... 1,819,600        169,211
# *  Leopalace21 Corp...................................................... 2,072,900      5,655,851
     Mugen Estate Co., Ltd.................................................    83,200        517,192
#    Nippon Commercial Development Co., Ltd................................    85,500      1,220,060
     Nisshin Fudosan Co....................................................   237,700      1,107,871
# *  Prospect Co., Ltd..................................................... 3,669,000        815,335
     Raysum Co., Ltd.......................................................   105,400      1,112,713
     SAMTY Co., Ltd........................................................   122,900      2,315,606
     Sankyo Frontier Co., Ltd..............................................    23,100        762,725
     Sansei Landic Co., Ltd................................................    40,600        361,208
     Shinoken Group Co., Ltd...............................................   142,500      1,466,695
     Star Mica Holdings Co., Ltd...........................................    95,400      1,725,932
     Sun Frontier Fudousan Co., Ltd........................................   249,400      3,034,445
     Takara Leben Co., Ltd.................................................   667,100      2,839,997
*    Tateru, Inc...........................................................   112,500        224,264
     TOC Co., Ltd..........................................................   401,550      2,916,438
     Tokyo Rakutenchi Co., Ltd.............................................    21,100      1,137,360
#    Tokyo Theatres Co., Inc...............................................    55,299        713,750
     Tosei Corp............................................................   313,200      3,950,633
#    Unizo Holdings Co., Ltd...............................................   211,100      9,736,461
     Urbanet Corp. Co., Ltd................................................   120,100        454,052
                                                                                      --------------
TOTAL REAL ESTATE..........................................................               80,149,436
                                                                                      --------------
UTILITIES -- (1.2%)
     EF-ON, Inc............................................................   104,520        703,412
     eRex Co., Ltd.........................................................   249,500      3,394,948
     Hiroshima Gas Co., Ltd................................................   337,400      1,129,426
     Hokkaido Electric Power Co., Inc...................................... 1,332,300      6,992,697
     Hokkaido Gas Co., Ltd.................................................   103,200      1,550,051
*    Hokuriku Electric Power Co............................................   766,600      5,463,753
     Hokuriku Gas Co., Ltd.................................................    10,100        278,170
     K&O Energy Group, Inc.................................................   110,200      1,659,072
     Nippon Gas Co., Ltd...................................................   191,200      5,412,010
#    Okinawa Electric Power Co., Inc. (The)................................   358,321      5,937,280
# *  RENOVA, Inc...........................................................   186,500      1,655,471
     Saibu Gas Co., Ltd....................................................   247,900      5,721,162
     Shizuoka Gas Co., Ltd.................................................   403,600      3,489,260
#    Toell Co., Ltd........................................................    61,200        436,536
#    West Holdings Corp....................................................   107,700      1,590,693
                                                                                      --------------
TOTAL UTILITIES............................................................               45,413,941
                                                                                      --------------
TOTAL COMMON STOCKS........................................................            3,715,115,396
                                                                                      --------------

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES       VALUE+
                                                                            --------- --------------
SECURITIES LENDING COLLATERAL -- (2.4%)
@ (S) The DFA Short Term Investment Fund................................... 7,882,015 $   91,202,795
                                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,392,036,762)....................................................           $3,806,318,191
                                                                                      ==============

ST     Special Tax

>> Securities that have generally been fair value factored. See Note B to Financial Statements.
#      Total or Partial Securities on Loan.
*      Non-Income Producing Securities.
+      See Note B to Financial Statements.
@      Security purchased with cash proceeds from Securities on Loan.
(S)    Affiliated Fund.

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ------------------------------------------------
                                                    LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                   ---------- -------------- ------- --------------
Common Stocks.....................................
   Communication Services.........................         -- $  100,852,769   --    $  100,852,769
   Consumer Discretionary......................... $2,914,557    681,414,734   --       684,329,291
   Consumer Staples...............................         --    269,125,123   --       269,125,123
   Energy.........................................         --     50,257,557   --        50,257,557
   Financials.....................................         --    307,335,870   --       307,335,870
   Health Care....................................         --    171,433,509   --       171,433,509
   Industrials....................................         --  1,132,240,688   --     1,132,240,688
   Information Technology.........................         --    489,542,108   --       489,542,108
   Materials......................................         --    384,435,104   --       384,435,104
   Real Estate....................................         --     80,149,436   --        80,149,436
   Utilities......................................         --     45,413,941   --        45,413,941
Securities Lending Collateral.....................         --     91,202,795   --        91,202,795
                                                   ---------- --------------   --    --------------
TOTAL............................................. $2,914,557 $3,803,403,634   --    $3,806,318,191
                                                   ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                             SHARES     VALUE>>
                                                                            --------- -----------
COMMON STOCKS -- (97.1%)
AUSTRALIA -- (52.9%)
*    3P Learning, Ltd......................................................    93,233 $    60,268
*    88 Energy, Ltd........................................................   604,262       5,372
#    A2B Australia, Ltd....................................................   241,263     264,177
     Accent Group, Ltd..................................................... 2,023,672   2,105,639
#    Adairs, Ltd...........................................................   569,354     694,828
     Adelaide Brighton, Ltd................................................ 2,667,604   5,665,821
# *  Advance NanoTek, Ltd..................................................     4,230      15,165
#    Ainsworth Game Technology, Ltd........................................   400,919     220,703
# *  Alkane Resources, Ltd................................................. 1,540,048     758,441
#    Alliance Aviation Services, Ltd.......................................   101,515     175,820
     ALS, Ltd.............................................................. 1,937,440  10,775,238
     Altium, Ltd...........................................................   596,319  13,200,823
# *  Altura Mining, Ltd.................................................... 1,015,510      39,823
     AMA Group, Ltd........................................................ 2,254,833   2,135,770
# *  Amaysim Australia, Ltd................................................ 1,875,508     502,708
     Ansell, Ltd...........................................................   897,943  17,075,979
     AP Eagers, Ltd........................................................   750,941   6,344,299
     APN Property Group, Ltd...............................................    26,661       9,922
     Appen, Ltd............................................................   556,409   8,359,545
*    Arafura Resources, Ltd................................................   502,091      32,184
#    ARB Corp., Ltd........................................................   590,623   7,370,788
# *  Ardent Leisure Group, Ltd............................................. 4,016,599   3,324,842
#    ARQ Group, Ltd........................................................   982,475     287,347
*    Asaleo Care, Ltd......................................................   864,100     569,636
     AUB Group, Ltd........................................................   452,803   3,856,190
     Aurelia Metals, Ltd................................................... 3,199,548   1,035,088
     Austal, Ltd........................................................... 2,140,525   6,162,797
# *  Australian Agricultural Co., Ltd...................................... 3,411,177   2,316,300
     Australian Finance Group, Ltd.........................................   767,736   1,426,897
     Australian Pharmaceutical Industries, Ltd............................. 3,189,340   2,914,132
#    Australian Vintage, Ltd............................................... 4,317,004   1,520,612
     Auswide Bank, Ltd.....................................................   106,144     403,658
     Aveo Group............................................................ 3,145,497   4,642,681
     AVJennings, Ltd....................................................... 7,058,528   2,905,109
*    AVZ Minerals, Ltd..................................................... 1,295,314      40,159
*    Axsesstoday, Ltd......................................................    20,251       4,254
     Baby Bunting Group, Ltd...............................................   318,497     866,743
#    Bank of Queensland, Ltd............................................... 1,198,529   7,480,087
#    Bapcor, Ltd........................................................... 1,866,075   9,198,821
*    Base Resources, Ltd...................................................   393,323      64,844
     Beach Energy, Ltd.....................................................   332,595     523,165
#    Bega Cheese, Ltd...................................................... 1,470,334   3,625,712
#    Bell Financial Group, Ltd.............................................   122,493      84,324
# *  Bellamy's Australia, Ltd..............................................   670,621   5,913,230
# *  Berkeley Energia, Ltd.................................................    27,600       5,781
#    Bingo Industries, Ltd.................................................   979,741   1,620,459
#    Blackmores, Ltd.......................................................    97,395   5,798,996
     Bravura Solutions, Ltd................................................ 1,415,005   3,980,789
     Breville Group, Ltd...................................................   834,341   8,836,168
     Brickworks, Ltd.......................................................   491,321   6,132,742
# *  Bubs Australia, Ltd...................................................   114,559      89,013
# *  Buru Energy, Ltd......................................................   678,801     103,241
#    BWX, Ltd..............................................................   386,111   1,043,009
# *  Byron Energy, Ltd.....................................................    41,456       9,258
*    Cann Group, Ltd.......................................................    71,385      49,606
#    Capitol Health, Ltd................................................... 3,495,372     577,185
# *  Cardno, Ltd........................................................... 1,127,842     403,957

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- -----------
AUSTRALIA -- (Continued)
# *  Carnarvon Petroleum, Ltd..............................................  3,381,086 $   883,175
     carsales.com, Ltd.....................................................  1,661,566  17,806,162
# *  Cash Converters International, Ltd....................................  3,582,331     592,633
*    Catapult Group International, Ltd.....................................    384,667     373,111
     CDS Technologies, Ltd.................................................     13,276           0
     Cedar Woods Properties, Ltd...........................................    426,933   2,086,594
     Centuria Capital Group................................................    146,499     221,140
*    Champion Iron, Ltd....................................................     41,342      60,743
#    Citadel Group, Ltd. (The).............................................     83,353     204,072
     City Chic Collective, Ltd.............................................    153,239     293,761
#    Class, Ltd............................................................    386,717     522,844
#    Clean Seas Seafood, Ltd...............................................     87,730      48,956
# *  Clean TeQ Holdings, Ltd...............................................     86,928      14,344
     Cleanaway Waste Management, Ltd....................................... 10,062,156  12,788,931
#    Clinuvel Pharmaceuticals, Ltd.........................................     69,877   1,472,651
#    Clover Corp., Ltd.....................................................    365,203     777,826
     Codan, Ltd............................................................    659,052   2,811,509
#    Collection House, Ltd.................................................  2,180,326   1,831,179
     Collins Foods, Ltd....................................................    820,761   5,788,340
# *  Cooper Energy, Ltd.................................................... 13,527,811   5,170,718
#    Corporate Travel Management, Ltd......................................    548,400   6,662,051
#    Costa Group Holdings, Ltd.............................................  2,112,283   4,154,214
     Costa Group Holdings, Ltd.............................................    197,790     388,588
#    Credit Corp. Group, Ltd...............................................    553,754  11,961,519
*    CSG, Ltd..............................................................  1,608,459     340,624
     CSR, Ltd..............................................................  3,957,955  11,313,522
*    CuDeco, Ltd...........................................................    387,893      11,792
# *  Dacian Gold, Ltd......................................................    275,576     278,651
#    Data#3, Ltd...........................................................    926,712   2,196,947
     Decmil Group, Ltd.....................................................    920,710     543,433
     Dicker Data, Ltd......................................................    204,202     986,654
#    Domain Holdings Australia, Ltd........................................  1,952,507   4,260,393
#    Domino's Pizza Enterprises, Ltd.......................................    205,372   7,225,345
     Downer EDI, Ltd.......................................................    710,927   3,954,213
     DWS, Ltd..............................................................    514,109     378,020
#    Eclipx Group, Ltd.....................................................  2,757,791   2,982,995
     Elders, Ltd...........................................................  1,177,990   4,795,125
# *  Electro Optic Systems Holdings, Ltd...................................    456,109   2,206,208
# *  Emeco Holdings, Ltd...................................................    848,810   1,044,814
*    EML Payments, Ltd.....................................................    436,776   1,202,488
# *  Energy World Corp., Ltd...............................................     87,518       5,588
     Enero Group, Ltd......................................................     10,609      15,688
#    EQT Holdings, Ltd.....................................................     93,813   1,987,115
     ERM Power, Ltd........................................................  1,112,209   1,844,673
     Estia Health, Ltd.....................................................  1,631,369   3,159,787
     Euroz, Ltd............................................................    106,429      76,429
     EVENT Hospitality and Entertainment, Ltd..............................    546,035   4,937,481
# *  FAR, Ltd..............................................................  8,256,005     295,815
# *  FBR, Ltd..............................................................    490,881      20,361
#    Finbar Group, Ltd.....................................................    203,868     120,177
*    Fleetwood Corp., Ltd..................................................    347,465     535,650
     FlexiGroup, Ltd.......................................................  2,103,926   2,826,576
#    Freedom Foods Group, Ltd..............................................    165,035     609,284
#    G8 Education, Ltd.....................................................  3,059,923   5,431,360
# *  Galaxy Resources, Ltd.................................................  2,700,784   1,736,225
     GBST Holdings, Ltd....................................................    178,479     473,683
#    Genworth Mortgage Insurance Australia, Ltd............................  1,921,522   5,166,797
# *  GetSwift, Ltd.........................................................     28,980      12,503
*    Gold Road Resources, Ltd..............................................  3,764,891   2,954,170

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- -----------
AUSTRALIA -- (Continued)
     GR Engineering Services, Ltd..........................................    55,230 $    29,806
     GrainCorp, Ltd., Class A.............................................. 1,833,496   9,136,956
#    Grange Resources, Ltd.................................................   449,866      65,067
*    Greenland Minerals, Ltd...............................................   871,479      59,998
     GTN, Ltd..............................................................    15,394       7,958
     GUD Holdings, Ltd.....................................................   951,434   7,095,253
#    GWA Group, Ltd........................................................ 1,988,370   3,988,315
     Hansen Technologies, Ltd.............................................. 1,384,222   3,239,112
     Healius, Ltd.......................................................... 3,824,203   8,129,283
#    Helloworld Travel, Ltd................................................    37,164     115,302
*    Highfield Resources, Ltd..............................................   160,730      73,365
*    Horizon Oil, Ltd......................................................   714,889      68,682
#    HT&E, Ltd............................................................. 1,774,958   2,014,769
#    HUB24, Ltd............................................................   107,667     913,970
*    IDM International, Ltd................................................       958           0
     IDP Education, Ltd....................................................   441,679   5,413,689
     Iluka Resources, Ltd..................................................   907,706   5,875,441
# *  Image Resources NL....................................................   243,336      45,161
     Imdex, Ltd............................................................ 2,201,682   2,410,839
# *  IMF Bentham, Ltd...................................................... 2,465,699   5,784,966
*    Immutep, Ltd.......................................................... 1,409,121      27,095
# *  ImpediMed, Ltd........................................................   417,437      40,178
     Independence Group NL................................................. 3,324,011  14,557,711
#    Infigen Energy........................................................ 5,839,242   2,568,146
     Infomedia, Ltd........................................................ 2,889,035   4,557,762
#    Inghams Group, Ltd.................................................... 1,907,337   4,083,445
*    Intega Group, Ltd..................................................... 1,127,842     439,275
#    Integral Diagnostics, Ltd.............................................   131,177     326,973
#    Integrated Research, Ltd..............................................   584,940   1,192,372
#    InvoCare, Ltd......................................................... 1,006,913   9,100,772
*    ioneer, Ltd...........................................................   290,821      50,825
#    IOOF Holdings, Ltd.................................................... 2,296,344  11,677,647
     IPH, Ltd.............................................................. 1,150,892   6,402,045
     IRESS, Ltd............................................................ 1,095,248   9,618,441
# *  iSelect, Ltd..........................................................    96,851      37,111
*    iSentia Group, Ltd.................................................... 1,014,066     275,711
     IVE Group, Ltd........................................................   566,720     785,011
#    Japara Healthcare, Ltd................................................ 1,727,720   1,331,938
#    JB Hi-Fi, Ltd.........................................................   861,985  22,028,595
     Johns Lyng Group, Ltd.................................................    27,303      34,765
#    Jumbo Interactive, Ltd................................................   208,843   3,192,770
     Jupiter Mines, Ltd.................................................... 3,282,574     755,683
#    K&S Corp., Ltd........................................................   197,087     224,067
# *  Karoon Energy, Ltd.................................................... 1,898,553   1,265,276
     Karoon Energy, Ltd.................................................... 2,343,626   1,567,111
*    Kingsgate Consolidated, Ltd........................................... 1,797,365     520,412
#    Kogan.com, Ltd........................................................   229,522   1,070,315
     Lednium Technology Pty, Ltd...........................................   195,019           0
#    Lifestyle Communities, Ltd............................................    96,718     566,570
     Link Administration Holdings, Ltd.....................................   271,150   1,045,608
#    Lovisa Holdings, Ltd..................................................   104,858     972,499
*    Lynas Corp., Ltd...................................................... 5,145,389   8,809,881
     MACA, Ltd.............................................................   993,931     651,921
     Macmahon Holdings, Ltd................................................ 4,762,508     705,537
     MaxiTRANS Industries, Ltd.............................................   823,085     121,377
# *  Mayne Pharma Group, Ltd............................................... 9,984,203   3,535,831
     McMillan Shakespeare, Ltd.............................................   490,350   5,424,237
     McPherson's, Ltd......................................................   483,762     769,348
*    Medusa Mining, Ltd....................................................   397,124     206,995

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- -----------
AUSTRALIA -- (Continued)
# *  Mesoblast, Ltd........................................................    630,272 $   773,755
# *  Metals X, Ltd.........................................................  4,002,773     467,394
#    Metcash, Ltd..........................................................  7,553,452  14,683,218
#    Michael Hill International, Ltd.......................................  1,490,263     668,328
     Michael Hill International, Ltd.......................................     94,305      43,849
     Midway, Ltd...........................................................      3,757       4,842
*    Millennium Minerals, Ltd..............................................  1,328,072      53,183
*    Mincor Resources NL...................................................     91,808      39,214
#    Mineral Resources, Ltd................................................  1,210,928  11,910,590
# *  MMA Offshore, Ltd.....................................................  4,729,196     627,645
#    MNF Group, Ltd........................................................    194,514     710,633
     Moelis Australia, Ltd.................................................     39,458     116,225
     Monadelphous Group, Ltd...............................................    726,646   7,690,934
#    Monash IVF Group, Ltd.................................................    968,439     683,803
     Money3 Corp., Ltd.....................................................    836,419   1,236,263
*    Morning Star Gold NL..................................................    332,749           0
#    Mortgage Choice, Ltd..................................................    793,228     778,300
     Motorcycle Holdings, Ltd..............................................     19,615      31,424
#    Mount Gibson Iron, Ltd................................................  4,535,796   2,367,548
*    Myanmar Metals, Ltd...................................................    640,930      21,187
# *  Myer Holdings, Ltd....................................................  3,518,631   1,318,602
#    MyState, Ltd..........................................................    488,761   1,596,472
     Navigator Global Investments, Ltd.....................................    997,653   1,688,474
#    Neometals, Ltd........................................................    626,513      86,307
#    Netwealth Group, Ltd..................................................    234,158   1,420,313
*    Neuren Pharmaceuticals, Ltd...........................................      8,077      12,771
#    New Hope Corp., Ltd...................................................  1,735,687   2,541,797
# *  NEXTDC, Ltd...........................................................  1,959,517   8,659,622
     nib holdings, Ltd.....................................................  3,390,280  16,388,762
#    Nick Scali, Ltd.......................................................    386,496   1,635,718
#    Nine Entertainment Co. Holdings, Ltd.................................. 11,957,501  15,172,093
     Noni B, Ltd...........................................................      5,993      10,289
     NRW Holdings, Ltd.....................................................  2,635,318   4,098,137
# *  Nufarm, Ltd...........................................................  2,065,056   8,427,098
     OFX Group, Ltd........................................................  1,851,367   1,783,819
     OM Holdings, Ltd......................................................    342,290     115,420
*    OneMarket, Ltd........................................................     79,255      53,325
# *  Onevue Holdings, Ltd..................................................    857,257     224,322
#    oOh!media, Ltd........................................................  1,283,632   2,439,571
# *  Orocobre, Ltd.........................................................     23,186      41,759
     Orora, Ltd............................................................  7,303,221  15,566,511
*    Otto Energy, Ltd......................................................    922,182      27,323
     Ovato, Ltd............................................................  2,029,910      73,481
#    Over the Wire Holdings, Ltd...........................................     14,661      47,591
     OZ Minerals, Ltd......................................................  2,477,965  17,289,828
#    Pacific Current Group, Ltd............................................    229,399   1,111,661
     Pacific Energy, Ltd...................................................     33,400      24,632
     Pacific Smiles Group, Ltd.............................................    256,946     301,621
# *  Pact Group Holdings, Ltd..............................................  1,868,221   3,118,963
# *  Paladin Energy, Ltd...................................................    663,067      37,826
*    Panoramic Resources, Ltd..............................................  3,829,216     854,503
# *  Pantoro, Ltd..........................................................    632,837      71,537
#    Paragon Care, Ltd.....................................................    557,992     167,597
     Peet, Ltd.............................................................    899,317     744,715
     Pendal Group, Ltd.....................................................  1,938,181   9,569,992
     People Infrastructure, Ltd............................................     27,721      64,905
     Perenti Global, Ltd...................................................  4,308,699   6,787,490
#    Perpetual, Ltd........................................................    356,633   8,841,267
*    Perseus Mining, Ltd...................................................  7,021,209   4,160,418

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- -----------
AUSTRALIA -- (Continued)
#    Pioneer Credit, Ltd...................................................    166,590 $   282,503
#    Platinum Asset Management, Ltd........................................  2,439,424   6,966,410
*    Pluton Resources, Ltd.................................................     20,710           0
*    Poseidon Nickel, Ltd..................................................    643,832      22,953
# *  Praemium, Ltd.........................................................  1,152,591     502,849
     Premier Investments, Ltd..............................................    829,371  10,991,808
*    Prime Media Group, Ltd................................................     62,765       8,854
     Pro Medicus, Ltd......................................................    293,000   5,376,821
     Propel Funeral Partners, Ltd..........................................      4,902      10,668
     PWR Holdings, Ltd.....................................................    162,512     532,110
     QMS Media, Ltd........................................................    504,219     425,350
     Qube Holdings, Ltd....................................................    712,870   1,598,327
*    Quickstep Holdings, Ltd...............................................    134,452      13,920
*    Quintis, Ltd..........................................................  2,130,129           0
     Ramelius Resources, Ltd...............................................  3,772,255   3,248,921
#    Reckon, Ltd...........................................................    446,073     233,686
*    Red 5, Ltd............................................................    682,020     129,896
# *  Red River Resources, Ltd..............................................    614,980      63,522
*    Redbubble, Ltd........................................................     49,962      66,254
#    Regis Healthcare, Ltd.................................................  1,371,158   3,047,668
     Regis Resources, Ltd..................................................  3,442,546  11,666,993
     Reject Shop, Ltd. (The)...............................................    107,368     181,412
#    Reliance Worldwide Corp., Ltd.........................................  1,710,013   4,975,912
# *  Resolute Mining, Ltd..................................................  7,171,665   6,007,744
#    Rhipe, Ltd............................................................    234,103     460,040
     Ridley Corp., Ltd.....................................................  1,847,357   1,385,769
*    RPMGlobal Holdings, Ltd...............................................    167,362      96,777
#    RXP Services, Ltd.....................................................    364,327     127,889
     Salmat, Ltd...........................................................    645,788     228,975
     Sandfire Resources NL.................................................  1,293,091   5,164,492
*    Saracen Mineral Holdings, Ltd.........................................  5,717,531  14,793,622
#    SeaLink Travel Group, Ltd.............................................    266,244     940,715
     Select Harvests, Ltd..................................................    651,572   3,235,739
*    Senex Energy, Ltd..................................................... 12,495,492   3,092,239
#    Servcorp, Ltd.........................................................    353,503   1,074,270
     Service Stream, Ltd...................................................  2,572,185   4,571,569
     Seven Group Holdings, Ltd.............................................     16,287     210,514
*    Seven West Media, Ltd.................................................  5,378,078   1,476,908
     SG Fleet Group, Ltd...................................................    393,656     655,671
# *  Sheffield Resources, Ltd..............................................    142,244      36,885
     Sigma Healthcare, Ltd.................................................  4,757,142   1,906,035
# *  Silver Lake Resources, Ltd............................................  6,105,612   4,887,673
     Sims Metal Management, Ltd............................................  1,382,214   8,895,865
     SmartGroup Corp., Ltd.................................................    639,298   5,031,379
     Southern Cross Media Group, Ltd.......................................  3,928,938   2,219,136
     Spark Infrastructure Group............................................  9,526,664  13,285,174
#    SpeedCast International, Ltd..........................................  1,977,399   1,356,667
     SRG Global, Ltd.......................................................    330,321      90,852
     St Barbara, Ltd.......................................................  5,006,626   9,658,812
     Stanmore Coal, Ltd....................................................     45,430      31,933
     Star Entertainment Grp, Ltd. (The)....................................    459,571   1,490,153
     Steadfast Group, Ltd..................................................  5,956,128  14,750,048
# *  Strike Energy, Ltd....................................................  2,846,114     470,872
*    Sundance Energy Australia, Ltd........................................  2,937,895     262,584
     Sunland Group, Ltd....................................................  1,211,896   1,342,794
#    Super Retail Group, Ltd...............................................  1,087,081   7,141,605
# *  Superloop, Ltd........................................................    640,720     483,134
     Superloop, Ltd........................................................     48,702      27,530
# *  Syrah Resources, Ltd..................................................  2,327,569     641,964

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- ------------
AUSTRALIA -- (Continued)
     Tassal Group, Ltd.....................................................  1,672,259 $  4,774,746
     Technology One, Ltd...................................................  1,891,632    9,609,521
*    Thorn Group, Ltd......................................................    744,756      138,531
*    Tiger Resources, Ltd..................................................  9,447,997        3,543
     Tribune Resources, Ltd................................................      3,093       18,130
*    Troy Resources, Ltd...................................................    372,547       28,250
     Village Roadshow, Ltd.................................................    968,676    2,137,670
*    Virgin Australia Holdings, Ltd........................................ 11,131,924    1,150,209
     Virtus Health, Ltd....................................................    579,205    1,640,032
     Vita Group, Ltd.......................................................    435,517      364,920
*    Vocus Group, Ltd......................................................  4,120,793    9,447,578
#    Wagners Holding Co., Ltd..............................................     89,947      118,613
#    Webjet, Ltd...........................................................    925,822    7,216,707
#    Webster, Ltd..........................................................     78,767      105,362
# *  West African Resources, Ltd...........................................    110,509       35,077
#    Western Areas, Ltd....................................................  2,166,063    4,774,299
# *  Westgold Resources, Ltd...............................................  2,155,175    3,503,474
#    Whitehaven Coal, Ltd..................................................  2,234,388    5,081,863
     WPP AUNZ, Ltd.........................................................  1,744,557      642,385
                                                                                       ------------
TOTAL AUSTRALIA............................................................             889,641,622
                                                                                       ------------
CHINA -- (0.1%)
     APT Satellite Holdings, Ltd...........................................    838,500      320,848
     China Flavors & Fragrances Co., Ltd...................................  1,101,028      242,894
*    China Medical & HealthCare Group, Ltd................................. 10,166,800      212,575
     KWG Group Holdings, Ltd...............................................    100,000      100,698
                                                                                       ------------
TOTAL CHINA................................................................                 877,015
                                                                                       ------------
HONG KONG -- (24.2%)
     Aeon Credit Service Asia Co., Ltd.....................................    910,000      736,593
     Aeon Stores Hong Kong Co., Ltd........................................    248,000      103,888
#    Agritrade Resources, Ltd.............................................. 25,785,000    2,205,750
     Allied Group, Ltd.....................................................    661,200    3,381,447
     Allied Properties HK, Ltd............................................. 12,947,857    2,541,468
#    APAC Resources, Ltd...................................................  3,766,513      427,569
*    Applied Development Holdings, Ltd..................................... 14,125,000      358,120
*    Arts Optical International Hldgs, Ltd.................................    730,000      134,781
     Asia Financial Holdings, Ltd..........................................  2,404,908    1,281,089
     Asia Standard Hotel Group, Ltd........................................ 23,931,654      869,464
     Asia Standard International Group, Ltd................................ 13,222,917    2,156,161
#    Asiasec Properties, Ltd...............................................  1,674,000      340,946
     ASM Pacific Technology, Ltd...........................................    285,400    3,984,992
     Associated International Hotels, Ltd..................................    952,000    2,430,767
*    Auto Italia Holdings..................................................  1,900,000       15,501
*    Automated Systems Holdings, Ltd.......................................    404,400       49,516
     Bel Global Resources Holdings, Ltd....................................  2,576,000            0
*    Best Food Holding Co., Ltd............................................    996,000      140,516
     BOCOM International Holdings Co., Ltd.................................    438,000       70,880
#    BOE Varitronix, Ltd...................................................  3,728,293    1,042,661
*    Bonjour Holdings, Ltd.................................................  5,383,000       66,138
#    Bright Smart Securities & Commodities Group, Ltd......................  6,758,000    1,117,468
*    Brightoil Petroleum Holdings, Ltd.....................................  9,034,000    1,729,337
*    Brockman Mining, Ltd.................................................. 19,714,814      308,794
     Build King Holdings, Ltd..............................................    440,000       50,492
*    Burwill Holdings, Ltd................................................. 37,300,960      337,977
     Cafe de Coral Holdings, Ltd...........................................  3,476,000    9,484,602
#    Camsing International Holding, Ltd....................................  3,238,000      479,339
     Century City International Holdings, Ltd..............................  7,111,460      516,444

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ----------- ----------
HONG KONG -- (Continued)
     CGN Mining Co., Ltd...................................................   5,195,000 $  195,172
     Chen Hsong Holdings...................................................   1,296,000    443,071
     Cheuk Nang Holdings, Ltd..............................................     693,120    337,245
     Chevalier International Holdings, Ltd.................................     820,989  1,163,033
*    China Baoli Technologies Holdings, Ltd................................   1,147,500     14,498
*    China Best Group Holding, Ltd.........................................   4,250,000    107,104
     China Cloud Copper Co., Ltd...........................................     665,200     11,483
*    China Display Optoelectronics Technology Holdings, Ltd................   6,752,000    480,446
*    China Energy Development Holdings, Ltd................................  61,178,000  1,479,540
# *  China Ludao Technology Co., Ltd.......................................     580,000     68,826
     China Motor Bus Co., Ltd..............................................      65,400    850,922
     China New Higher Education Group, Ltd.................................     619,000    251,137
# *  China Shandong Hi-Speed Financial Group, Ltd..........................  12,624,000    375,214
*    China Solar Energy Holdings, Ltd......................................   1,669,500      7,191
#    China Star Entertainment, Ltd.........................................  11,710,000  1,251,917
# *  China Strategic Holdings, Ltd.........................................  80,821,250    370,773
*    China Tonghai International Financial, Ltd............................   1,300,000     74,491
     Chinese Estates Holdings, Ltd.........................................   3,333,500  2,422,108
*    Chinlink International Holdings, Ltd..................................     944,800    107,089
     Chinney Investments, Ltd..............................................   1,180,000    354,210
     Chong Hing Bank, Ltd..................................................     219,000    376,784
     Chow Sang Sang Holdings International, Ltd............................   2,579,000  3,009,546
     Chuang's China Investments, Ltd.......................................   8,811,407    533,173
     Chuang's Consortium International, Ltd................................   7,519,043  1,466,146
     CITIC Telecom International Holdings, Ltd.............................  14,540,125  5,519,152
#    CK Life Sciences Intl Holdings, Inc...................................  23,922,000  1,081,479
     CNQC International Holdings, Ltd......................................   4,920,000    741,023
     CNT Group, Ltd........................................................   8,303,264    412,659
*    Common Splendor International Health Industry Group, Ltd..............   6,328,000    451,844
     Convenience Retail Asia, Ltd..........................................     250,000    120,226
# *  Convoy Global Holdings, Ltd...........................................  38,622,000    154,272
# *  Cosmopolitan International Holdings, Ltd..............................   5,084,000    700,841
#    Cowell e Holdings, Inc................................................   5,499,000    859,311
     Crocodile Garments....................................................   2,196,000    151,519
     Cross-Harbour Holdings, Ltd. (The)....................................   1,589,645  2,369,845
     CSI Properties, Ltd...................................................  47,776,383  1,704,657
*    CST Group, Ltd........................................................ 144,064,000    458,761
*    CW Group Holdings, Ltd................................................   1,361,500      7,523
     Dah Sing Banking Group, Ltd...........................................   4,102,716  5,303,970
     Dah Sing Financial Holdings, Ltd......................................   1,766,144  6,571,947
     Dickson Concepts International, Ltd...................................   1,581,000    770,249
*    Digital Domain Holdings, Ltd..........................................   3,450,000     38,637
# *  Dingyi Group Investment, Ltd..........................................   6,285,000    183,533
#    Dynamic Holdings, Ltd.................................................      70,000     99,760
     Eagle Nice International Holdings, Ltd................................   2,252,000    889,766
     EcoGreen International Group, Ltd.....................................   1,994,640    361,086
*    eForce Holdings, Ltd..................................................   8,784,000    148,001
     Emperor Capital Group, Ltd............................................  32,721,000    924,884
     Emperor Entertainment Hotel, Ltd......................................   5,165,000  1,053,312
#    Emperor International Holdings, Ltd...................................  10,372,753  2,312,438
     Emperor Watch & Jewellery, Ltd........................................  35,970,000    778,767
*    Energy International Investments Holdings, Ltd........................   1,960,000     45,787
*    ENM Holdings, Ltd.....................................................  16,812,000  1,670,146
# *  EPI Holdings, Ltd.....................................................   1,005,000     13,179
# *  Esprit Holdings, Ltd..................................................  18,240,650  3,487,248
*    Eternity Investment, Ltd..............................................     820,000     16,370
     Ezcom Holdings, Ltd...................................................      72,576          0
     Fairwood Holdings, Ltd................................................     953,600  2,511,120
     Far East Consortium International, Ltd................................  10,979,130  4,644,234

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ----------- ----------
HONG KONG -- (Continued)
*    Far East Holdings International, Ltd..................................   1,911,000 $   47,167
# *  FIH Mobile, Ltd.......................................................  35,087,000  4,996,571
     First Pacific Co., Ltd................................................  16,084,000  6,153,142
*    First Shanghai Investments, Ltd.......................................   7,496,000    357,482
     Fountain SET Holdings, Ltd............................................   6,836,000  1,098,689
     Four Seas Mercantile Holdings, Ltd....................................     610,000    238,664
*    Freeman Fintech Corp, Ltd.............................................  17,658,000    339,529
     Genting Hong Kong, Ltd................................................     483,000     52,893
     Get Nice Financial Group, Ltd.........................................   2,438,600    242,238
     Get Nice Holdings, Ltd................................................  57,756,000  1,730,111
     Giordano International, Ltd...........................................  13,514,000  4,289,898
#    Global Brands Group Holding, Ltd......................................   7,256,599    499,514
     Glorious Sun Enterprises, Ltd.........................................   4,616,000    488,520
*    Glory Sun Land Group, Ltd.............................................   3,081,000    334,210
     Gold Peak Industries Holdings, Ltd....................................   3,029,642    301,531
     Golden Resources Development International, Ltd.......................   3,926,500    295,050
# *  Gold-Finance Holdings, Ltd............................................   9,580,000     66,019
*    Good Resources Holdings, Ltd..........................................   9,720,000    154,428
*    Goodbaby International Holdings, Ltd..................................   7,261,000  1,056,999
*    GR Properties, Ltd....................................................   2,890,000    483,429
     Great Eagle Holdings, Ltd.............................................     909,349  3,072,732
# *  Great Harvest Maeta Group Holdings, Ltd...............................   1,687,500    320,748
*    Greater Bay Area Investments Group Holdings, Ltd......................  18,640,000     23,788
*    Greentech Technology International, Ltd...............................   6,240,000     43,737
*    G-Resources Group, Ltd................................................ 245,577,600  1,533,334
     Guangnan Holdings, Ltd................................................   2,363,600    247,427
#    Guotai Junan International Holdings, Ltd..............................  36,748,797  6,170,376
#    Haitong International Securities Group, Ltd...........................  23,025,400  6,676,192
     Hang Lung Group, Ltd..................................................   1,292,000  3,235,987
     Hanison Construction Holdings, Ltd....................................   2,693,649    384,938
*    Hao Tian Development Group, Ltd.......................................  19,412,400    517,442
#    Harbour Centre Development, Ltd.......................................     935,500  1,513,052
     HKBN, Ltd.............................................................   5,339,000  9,528,487
*    HKBridge Financial Holdings, Ltd......................................     103,000      5,188
#    HKR International, Ltd................................................   7,133,369  2,964,110
     Hon Kwok Land Investment Co., Ltd.....................................     388,800    162,643
*    Hong Kong Education International Investments, Ltd....................      92,000      9,366
#    Hong Kong Ferry Holdings Co., Ltd.....................................     939,300    854,386
# *  Hong Kong Finance Investment Holding Group, Ltd.......................   8,974,000    961,612
     Hong Kong Shanghai Alliance Holdings, Ltd.............................     398,002     25,251
# *  Hong Kong Television Network, Ltd.....................................   1,650,751    619,990
     Hongkong & Shanghai Hotels, Ltd. (The)................................   3,679,845  4,143,630
     Hongkong Chinese, Ltd.................................................   5,038,000    577,896
     Honma Golf, Ltd.......................................................   1,126,500  1,012,651
     Hop Hing Group Holdings, Ltd..........................................  13,596,000    183,806
# *  Hsin Chong Group Holdings, Ltd........................................  10,243,403    457,531
     Hung Hing Printing Group, Ltd.........................................   3,040,000    391,246
     Hutchison Telecommunications Hong Kong Holdings, Ltd..................  14,724,000  2,663,477
     Hysan Development Co., Ltd............................................     401,000  1,580,439
# *  I-CABLE Communications, Ltd...........................................   4,080,000     36,385
     IGG, Inc..............................................................  12,055,000  7,877,782
*    Imagi International Holdings, Ltd.....................................   2,388,984    390,094
     International Housewares Retail Co., Ltd..............................   2,091,000    487,743
*    IPE Group, Ltd........................................................   3,345,000    330,340
*    IRC, Ltd..............................................................  36,632,266    544,214
     IT, Ltd...............................................................   5,248,532  1,404,070
#    ITC Properties Group, Ltd.............................................   6,476,100  1,213,261
#    Jacobson Pharma Corp., Ltd............................................   3,092,000    464,823
     Johnson Electric Holdings, Ltd........................................   2,830,992  5,169,653

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                              SHARES      VALUE>>
                                                                            ----------- -----------
HONG KONG -- (Continued)
     Kader Holdings Co., Ltd...............................................     788,000 $    88,214
     Kam Hing International Holdings, Ltd..................................   1,830,000     118,730
     Karrie International Holdings, Ltd....................................   2,352,000     332,428
     Keck Seng Investments.................................................     912,600     514,735
     Kerry Logistics Network, Ltd..........................................   3,723,500   5,941,005
     Kingmaker Footwear Holdings, Ltd......................................   2,436,955     332,134
     Kowloon Development Co., Ltd..........................................   3,062,000   3,857,716
*    Kwan On Holdings, Ltd.................................................   2,340,000     131,411
     Kwoon Chung Bus Holdings, Ltd.........................................      44,000      17,786
#    Lai Sun Development Co., Ltd..........................................   2,049,008   2,452,763
     Lai Sun Garment International, Ltd....................................     677,602     726,685
     Lam Soon Hong Kong, Ltd...............................................     317,310     566,827
*    Landing International Development, Ltd................................   5,622,400     637,176
     Landsea Green Group Co., Ltd..........................................   3,016,000     326,876
     Langham Hospitality Investments and Langham Hospitality Investments,
       Ltd.................................................................   1,993,500     564,365
# *  Lerthai Group, Ltd....................................................      40,000      17,596
# *  Leyou Technologies Holdings, Ltd......................................   1,930,000     638,672
     Li & Fung, Ltd........................................................  23,678,000   2,589,443
     Lifestyle International Holdings, Ltd.................................   3,764,500   3,962,580
     Lippo China Resources, Ltd............................................  21,162,000     474,771
     Lippo, Ltd............................................................   1,161,700     386,792
     Liu Chong Hing Investment, Ltd........................................   1,451,200   1,989,961
     L'Occitane International SA...........................................   2,326,250   5,237,064
#    Luk Fook Holdings International, Ltd..................................   3,963,000  10,526,170
     Luks Group Vietnam Holdings Co., Ltd..................................     514,913     112,717
     Lung Kee Bermuda Holdings.............................................   1,577,875     522,959
*    Macau Legend Development, Ltd.........................................  20,001,000   2,192,678
     Magnificent Hotel Investment, Ltd.....................................  13,170,000     285,616
*    Magnus Concordia Group, Ltd...........................................   8,740,000     131,489
#    Man Wah Holdings, Ltd.................................................  17,293,600  11,778,606
#    Mason Group Holdings, Ltd............................................. 107,693,399   1,084,431
     Master Glory Group, Ltd...............................................     972,981      32,284
     Matrix Holdings, Ltd..................................................   1,067,414     459,888
*    Maxnerva Technology Services, Ltd.....................................     982,000      62,703
     Melbourne Enterprises, Ltd............................................      39,500   1,033,348
     Melco International Development, Ltd..................................   1,416,000   3,752,889
*    Midland Holdings, Ltd.................................................   3,801,897     590,393
     Ming Fai International Holdings, Ltd..................................   2,148,000     227,337
     Miramar Hotel & Investment............................................   1,138,000   2,229,907
     Modern Dental Group, Ltd..............................................   2,733,000     602,383
#    Mongolian Mining Corp.................................................   2,342,650     217,585
     Nameson Holdings, Ltd.................................................   7,900,000     612,955
     Nanyang Holdings, Ltd.................................................     133,500     889,639
     National Electronics Hldgs............................................   2,668,600     400,403
*    National United Resources Holdings, Ltd...............................  18,280,000      62,053
*    Neo-Neon Holdings, Ltd................................................   2,625,500     180,744
     New Century Group Hong Kong, Ltd......................................  13,351,464     212,703
# *  NewOcean Energy Holdings, Ltd.........................................  10,548,000   1,708,273
*    Nimble Holdings Co., Ltd..............................................     912,000      83,585
     NOVA Group Holdings, Ltd..............................................     660,000     159,073
#    OP Financial, Ltd.....................................................   8,336,000   1,690,249
*    Orange Sky Golden Harvest Entertainment Holdings, Ltd.................     309,706      12,018
     Oriental Watch Holdings...............................................   3,702,800     849,788
#    Oshidori International Holdings, Ltd..................................  18,446,400   2,230,852
     Pacific Andes International Holdings, Ltd.............................  19,435,067      67,959
#    Pacific Basin Shipping, Ltd...........................................  34,024,000   7,877,822
     Pacific Textiles Holdings, Ltd........................................   8,706,000   6,332,679
     Pak Fah Yeow International, Ltd.......................................       5,000       1,721

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                              SHARES    VALUE>>
                                                                            ---------- ----------
HONG KONG -- (Continued)
     Paliburg Holdings, Ltd................................................  3,180,830 $1,053,973
#    Paradise Entertainment, Ltd...........................................  3,688,000    413,552
     PC Partner Group, Ltd.................................................  2,406,000    761,457
#    PCCW, Ltd.............................................................  4,531,000  2,691,028
#    Peace Mark Holdings, Ltd..............................................  2,479,870          0
*    Pegasus International Holdings, Ltd...................................    100,000      8,991
     Perfect Shape Medical, Ltd............................................  3,948,000  1,428,464
#    Pico Far East Holdings, Ltd...........................................  5,924,000  2,020,515
     Playmates Holdings, Ltd...............................................  7,082,000    938,520
*    Playmates Toys, Ltd...................................................  6,288,000    390,758
     Plover Bay Technologies, Ltd..........................................  2,192,000    309,314
#    Pokfulam Development Co., Ltd.........................................    234,000    437,182
     Polytec Asset Holdings, Ltd........................................... 13,613,026  1,683,391
*    PT International Development Co., Ltd.................................  7,427,150    397,941
     Public Financial Holdings, Ltd........................................  3,124,000  1,211,088
*    PYI Corp., Ltd........................................................ 30,759,973    313,894
     PYXIS Group, Ltd......................................................  1,936,000          0
     Rare Earth Magnesium Technology Group Holdings, Ltd................... 11,610,000    473,290
*    Realord Group Holdings, Ltd...........................................    602,000    374,900
     Regal Hotels International Holdings, Ltd..............................  3,075,800  1,742,223
*    Regent Pacific Group, Ltd.............................................  9,510,000    164,312
#    Regina Miracle International Holdings, Ltd............................  2,346,000  1,539,254
#    Sa Sa International Holdings, Ltd..................................... 15,292,747  3,660,810
     Safety Godown Co., Ltd................................................    400,000    648,026
     Samsonite International SA............................................  3,352,200  6,825,621
     SAS Dragon Holdings, Ltd..............................................  2,182,000    687,056
#    SEA Holdings, Ltd.....................................................  1,683,523  1,724,165
#    Shangri-La Asia, Ltd..................................................  1,024,000  1,051,046
     Shenwan Hongyuan HK, Ltd..............................................  4,506,250    664,860
     Shun Ho Property Investments, Ltd.....................................  1,254,757    385,570
     Shun Tak Holdings, Ltd................................................ 13,453,419  5,515,784
*    Silver Base Group Holdings, Ltd.......................................    962,515     21,195
*    Sincere Watch Hong Kong, Ltd..........................................  4,450,000     83,468
     Sing Pao Media Enterprises............................................    250,511          0
     Sing Tao News Corp., Ltd..............................................  1,974,000    307,776
     Singamas Container Holdings, Ltd...................................... 13,214,000  1,483,423
     SIS International Holdings............................................     34,000     14,704
     SITC International Holdings Co., Ltd..................................  5,541,000  6,101,185
#    Sitoy Group Holdings, Ltd.............................................  2,487,000    401,796
     SmarTone Telecommunications Holdings, Ltd.............................  4,244,481  3,683,854
*    SOCAM Development, Ltd................................................  1,448,170    456,869
*    Solomon Systech International, Ltd.................................... 11,998,000    244,782
     Soundwill Holdings, Ltd...............................................    672,000    826,434
*    South China Holdings Co., Ltd......................................... 17,774,503    390,824
     Stella International Holdings, Ltd....................................  2,499,500  4,187,312
*    Success Universe Group, Ltd...........................................  6,716,000    205,835
# *  Summit Ascent Holdings, Ltd...........................................  8,202,000  1,274,186
     Sun Hing Vision Group Holdings, Ltd...................................    358,000    105,042
     Sun Hung Kai & Co., Ltd...............................................  5,413,429  2,339,951
     SUNeVision Holdings, Ltd..............................................  2,065,000  1,529,717
*    Synergy Group Holdings International, Ltd.............................    652,000     32,513
     TAI Cheung Holdings, Ltd..............................................  2,273,000  1,825,583
     Tai Sang Land Development, Ltd........................................    798,910    466,697
#    Tai United Holdings, Ltd..............................................    670,000     16,749
*    Talent Property Group, Ltd............................................ 12,090,000     50,172
#    Tan Chong International, Ltd..........................................  1,176,000    316,569
#    Tao Heung Holdings, Ltd...............................................  1,784,000    291,032
#    Television Broadcasts, Ltd............................................  2,967,600  4,894,988
*    Termbray Industries International Holdings, Ltd.......................  1,422,900     70,854

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- ------------
HONG KONG -- (Continued)
     Tern Properties Co., Ltd..............................................      7,200 $      3,790
     Texwinca Holdings, Ltd................................................  7,392,000    1,677,166
*    Theme International Holdings, Ltd.....................................  5,990,000       90,200
     Tian Teck Land, Ltd...................................................  1,024,000      954,154
     TK Group Holdings, Ltd................................................  1,426,000      671,219
# *  TOM Group, Ltd........................................................  1,146,000      181,913
#    Town Health International Medical Group, Ltd..........................  5,606,115      492,219
     Tradelink Electronic Commerce, Ltd....................................  6,090,000      893,475
     Transport International Holdings, Ltd.................................  1,510,264    3,987,230
# *  Trinity, Ltd..........................................................  8,046,000      245,927
     Tsui Wah Holdings, Ltd................................................  4,630,000      280,201
     Union Medical Healthcare, Ltd.........................................  1,884,097    1,392,525
#    United Laboratories International Holdings, Ltd. (The)................  7,578,000    4,350,737
*    Universal Technologies Holdings, Ltd..................................  1,730,000       40,083
*    Up Energy Development Group, Ltd......................................  3,929,000       12,134
*    Value Convergence Holdings, Ltd.......................................  8,372,000      501,528
#    Value Partners Group, Ltd.............................................  5,534,000    2,913,217
     Vanke Property Overseas, Ltd..........................................     49,000       27,165
     Vantage International Holdings, Ltd...................................  3,160,000      247,805
     Vedan International Holdings, Ltd.....................................  3,576,000      356,412
     Victory City International Holdings, Ltd..............................  5,630,349      258,110
     Vitasoy International Holdings, Ltd...................................    205,000      833,593
#    VPower Group International Holdings, Ltd..............................  1,330,000      408,893
     VSTECS Holdings, Ltd..................................................  7,319,600    3,730,135
     VTech Holdings, Ltd...................................................  1,359,100   11,916,338
     Wai Kee Holdings, Ltd.................................................  7,126,738    4,340,714
     Wang On Group, Ltd.................................................... 40,100,000      429,241
# *  We Solutions, Ltd.....................................................  8,436,000      510,325
     Win Hanverky Holdings, Ltd............................................  3,310,000      232,130
     Winfull Group Holdings, Ltd...........................................  6,520,000       63,991
     Wing On Co. International, Ltd........................................    759,000    2,196,380
     Wing Tai Properties, Ltd..............................................  2,165,331    1,352,165
     Wonderful Sky Financial Group Holdings, Ltd...........................  1,386,000      128,956
     Xinyi Glass Holdings, Ltd.............................................  4,854,000    5,457,541
     YGM Trading, Ltd......................................................    447,000      314,815
#    YT Realty Group, Ltd..................................................  3,450,008      981,890
     YTO Express Holdings, Ltd.............................................    144,000       30,273
     Yue Yuen Industrial Holdings, Ltd.....................................    521,500    1,469,685
# *  Yunfeng Financial Group, Ltd..........................................    280,000      124,114
     Zhaobangji Properties Holdings, Ltd...................................    480,000      102,910
                                                                                       ------------
TOTAL HONG KONG............................................................             406,160,699
                                                                                       ------------
NEW ZEALAND -- (6.3%)
     Abano Healthcare Group, Ltd...........................................     68,156      203,666
     Air New Zealand, Ltd..................................................     98,269      177,902
     Arvida Group, Ltd.....................................................    665,672      644,109
     Briscoe Group, Ltd....................................................      5,431       12,704
*    CBL Corp., Ltd........................................................     47,180       17,980
     Chorus, Ltd...........................................................  3,243,921   11,029,769
     Colonial Motor Co., Ltd. (The)........................................    144,588      833,774
     Comvita, Ltd..........................................................     31,904       61,430
     EBOS Group, Ltd.......................................................    299,341    4,727,915
     Freightways, Ltd......................................................  1,010,276    4,984,280
     Genesis Energy, Ltd...................................................  2,048,768    4,303,966
#    Gentrack Group, Ltd...................................................     71,302      233,098
     Hallenstein Glasson Holdings, Ltd.....................................    321,607    1,274,638
     Heartland Group Holdings, Ltd.........................................  1,845,548    1,938,173
     Infratil, Ltd.........................................................  4,611,834   14,572,102
     Investore Property, Ltd...............................................    345,645      427,615

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES     VALUE>>
                                                                           --------- ------------
NEW ZEALAND -- (Continued)
    Kathmandu Holdings, Ltd............................................... 1,082,838 $  2,177,789
    Mainfreight, Ltd......................................................   402,884   10,378,721
    Metlifecare, Ltd......................................................   996,780    3,079,410
*   Metro Performance Glass, Ltd..........................................    76,447       16,195
#   Millennium & Copthorne Hotels New Zealand, Ltd........................   395,725      654,483
    NEW Zealand King Salmon Investments, Ltd..............................    51,906       76,012
    New Zealand Refining Co., Ltd. (The)..................................   937,527    1,231,207
    NZME, Ltd.............................................................    16,366        4,083
#   NZME, Ltd.............................................................   945,851      241,521
    NZX, Ltd.............................................................. 1,342,292    1,109,858
    Oceania Healthcare, Ltd...............................................   617,287      407,599
*   Pacific Edge, Ltd.....................................................   442,720       55,602
    PGG Wrightson, Ltd....................................................   113,002      178,108
    Port of Tauranga, Ltd.................................................   451,094    1,933,365
*   Pushpay Holdings, Ltd.................................................   811,987    1,635,258
*   Restaurant Brands New Zealand, Ltd....................................   166,935    1,275,144
    Richina Pacific Ltd...................................................   274,180            0
    Sanford, Ltd..........................................................   399,789    1,819,764
    Scales Corp., Ltd.....................................................   418,225    1,400,871
    Scott Technology, Ltd.................................................    46,619       70,849
*   Serko, Ltd............................................................    42,804      128,921
#   Skellerup Holdings, Ltd...............................................   820,132    1,208,507
    SKY Network Television, Ltd...........................................   704,517      407,152
    SKYCITY Entertainment Group, Ltd...................................... 4,793,322   12,008,879
#   Steel & Tube Holdings, Ltd............................................   550,416      317,468
    Summerset Group Holdings, Ltd......................................... 1,346,152    5,673,213
*   Synlait Milk, Ltd.....................................................   363,392    2,188,934
    Tourism Holdings, Ltd.................................................   685,560    1,559,301
*   TOWER, Ltd............................................................ 2,581,956    1,126,097
#   Trustpower, Ltd.......................................................   252,846    1,368,539
    Turners Automotive Group, Ltd.........................................    39,994       64,858
    Vector, Ltd...........................................................   554,550    1,264,531
    Vista Group International, Ltd........................................   318,371      795,597
    Warehouse Group, Ltd. (The)...........................................   353,864      603,677
    Z Energy, Ltd......................................................... 1,334,648    4,583,136
                                                                                     ------------
TOTAL NEW ZEALAND.........................................................            106,487,770
                                                                                     ------------
SINGAPORE -- (13.6%)
*   Abterra, Ltd..........................................................   230,320        1,236
    Accordia Golf Trust................................................... 5,200,000    2,196,552
    AEM Holdings, Ltd..................................................... 2,846,000    3,126,617
    Amara Holdings, Ltd...................................................   974,800      322,695
#   Ascendas India Trust.................................................. 5,382,600    6,444,263
    Avarga, Ltd........................................................... 3,076,900      384,046
    Baker Technology, Ltd.................................................   247,280       66,236
#   Banyan Tree Holdings, Ltd............................................. 1,214,100      396,919
#   Best World International, Ltd......................................... 2,911,550    2,163,679
#   Bonvests Holdings, Ltd................................................   950,000      817,578
#   Boustead Singapore, Ltd............................................... 2,320,982    1,328,962
#   BreadTalk Group, Ltd.................................................. 2,193,600      861,763
#   Bukit Sembawang Estates, Ltd.......................................... 1,226,003    4,376,345
#   Bund Center Investment, Ltd...........................................   659,825      271,166
#   Centurion Corp., Ltd.................................................. 1,405,100      443,741
#   China Aviation Oil Singapore Corp., Ltd............................... 2,825,899    2,530,686
#   China Sunsine Chemical Holdings, Ltd.................................. 2,052,100    1,716,567
#   Chip Eng Seng Corp., Ltd.............................................. 4,170,900    1,886,346
    Chuan Hup Holdings, Ltd............................................... 3,937,600      765,769
#   CITIC Envirotech, Ltd................................................. 4,140,800    1,048,892
    Civmec, Ltd...........................................................   162,700       42,968

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                              SHARES    VALUE>>
                                                                            ---------- ----------
SINGAPORE -- (Continued)
     ComfortDelGro Corp., Ltd..............................................    436,800 $  737,616
# *  COSCO Shipping International Singapore Co., Ltd.......................  8,909,700  1,894,977
# *  Creative Technology, Ltd..............................................    444,950  1,014,937
#    CSE Global, Ltd.......................................................  4,237,900  1,635,422
     Del Monte Pacific, Ltd................................................  2,449,764    235,643
     Delfi, Ltd............................................................    788,500    574,662
     DMX Technologies Group, Ltd...........................................  2,096,000          0
     Duty Free International, Ltd..........................................    720,700     83,331
*    Dyna-Mac Holdings, Ltd................................................  1,833,000    124,851
     Elec & Eltek International Co., Ltd...................................    184,100    276,262
# *  Ezion Holdings, Ltd................................................... 37,245,878    440,780
# *  Ezra Holdings, Ltd.................................................... 12,568,855     95,445
     Far East Orchard, Ltd.................................................  1,236,903  1,062,830
#    First Resources, Ltd..................................................  5,677,400  6,375,193
     First Sponsor Group, Ltd..............................................    484,728    463,018
#    Food Empire Holdings, Ltd.............................................  1,484,200    588,812
#    Fragrance Group, Ltd..................................................  6,077,000    562,361
     Fraser and Neave, Ltd.................................................    102,300    128,573
     Frasers Property, Ltd.................................................    158,200    213,995
#    Frencken Group, Ltd...................................................  2,536,200  1,282,835
#    Fu Yu Corp., Ltd......................................................  3,717,300    613,947
*    Gallant Venture, Ltd..................................................  5,118,600    436,348
#    Geo Energy Resources, Ltd.............................................  3,932,300    418,877
#    GK Goh Holdings, Ltd..................................................  1,484,065    888,891
#    GL, Ltd...............................................................  3,624,400  2,105,709
#    Golden Agri-Resources, Ltd............................................ 32,687,400  4,906,414
#    Golden Energy & Resources, Ltd........................................    603,700     73,157
     GP Industries, Ltd....................................................  2,540,709  1,086,853
     GuocoLand, Ltd........................................................  1,888,314  2,786,869
# *  Halcyon Agri Corp., Ltd...............................................  1,760,948    588,318
#    Hanwell Holdings, Ltd.................................................  1,888,219    318,172
     Haw Par Corp., Ltd....................................................    351,700  3,463,104
#    Health Management International, Ltd..................................  1,950,830  1,039,091
#    Hiap Hoe, Ltd.........................................................    498,000    279,949
#    Hi-P International, Ltd...............................................  1,561,200  1,644,501
     Ho Bee Land, Ltd......................................................  1,667,800  2,866,700
     Hong Fok Corp., Ltd...................................................  3,595,394  2,151,887
*    Hong Leong Asia, Ltd..................................................  2,010,000    921,948
#    Hong Leong Finance, Ltd...............................................    974,800  1,883,250
     Hotel Grand Central, Ltd..............................................  1,660,083  1,609,328
#    Hour Glass, Ltd. (The)................................................  1,879,432  1,112,770
     Hutchison Port Holdings Trust......................................... 24,100,500  3,733,192
     Hwa Hong Corp., Ltd...................................................  2,123,500    492,054
# *  Hyflux, Ltd...........................................................  3,707,700     74,154
#    iFAST Corp., Ltd......................................................    976,200    724,312
     Indofood Agri Resources, Ltd..........................................  3,647,200    858,637
#    Japfa, Ltd............................................................  4,289,300  1,544,255
#    Jurong Technologies Industrial Corp., Ltd.............................  2,227,680          0
#    k1 Ventures, Ltd......................................................  1,005,220          0
     Keppel Infrastructure Trust........................................... 18,539,046  7,295,591
     Koh Brothers Group, Ltd...............................................  1,342,100    197,097
#    KSH Holdings, Ltd.....................................................  1,278,300    435,754
#    Lian Beng Group, Ltd..................................................  2,906,700  1,079,826
#    Low Keng Huat Singapore, Ltd..........................................    912,900    278,893
     Lum Chang Holdings, Ltd...............................................  1,102,130    287,439
#    Mandarin Oriental International, Ltd..................................  1,574,400  2,593,548
     Metro Holdings, Ltd...................................................  3,069,792  2,096,850
     Mewah International, Inc..............................................     89,000     15,518
# *  Midas Holdings, Ltd...................................................  9,643,353    255,181

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                              SHARES      VALUE>>
                                                                            ---------- --------------
SINGAPORE -- (Continued)
*    mm2 Asia, Ltd.........................................................  3,521,000 $      581,653
     Nera Telecommunications, Ltd..........................................  1,143,400        227,069
     NetLink NBN Trust.....................................................  7,199,400      4,918,501
     New Toyo International Holdings, Ltd..................................    491,800         52,901
     NSL, Ltd..............................................................    409,900        292,270
#    OUE, Ltd..............................................................  2,345,500      2,498,314
#    Oxley Holdings, Ltd...................................................  7,303,479      1,822,308
# *  Pacc Offshore Services Holdings, Ltd..................................  1,132,900        105,758
#    Pan-United Corp., Ltd.................................................  2,435,750        581,535
#    Penguin International, Ltd............................................    911,632        445,765
     Perennial Real Estate Holdings, Ltd...................................    167,100         66,904
#    Q&M Dental Group Singapore, Ltd.......................................  2,356,900        901,100
     QAF, Ltd..............................................................  1,669,280        912,989
# *  Raffles Education Corp., Ltd..........................................  5,429,723        318,791
#    Raffles Medical Group, Ltd............................................  7,919,795      5,879,900
#    Riverstone Holdings, Ltd..............................................  1,431,300      1,024,747
#    Roxy-Pacific Holdings, Ltd............................................    505,740        141,321
     SATS, Ltd.............................................................     38,600        143,147
#    SBS Transit, Ltd......................................................    898,200      2,672,907
#    Sembcorp Industries, Ltd..............................................  6,073,600     10,196,907
# *  Sembcorp Marine, Ltd..................................................  1,925,500      1,934,862
     Sheng Siong Group, Ltd................................................  5,894,100      5,066,309
*    SHS Holdings, Ltd.....................................................  2,175,300        273,618
     SIA Engineering Co., Ltd..............................................  1,937,600      3,799,025
#    SIIC Environment Holdings, Ltd........................................  5,707,420        946,216
#    Sinarmas Land, Ltd....................................................  7,016,600      1,158,867
#    Sing Holdings, Ltd....................................................  1,668,000        471,661
#    Sing Investments & Finance, Ltd.......................................    350,675        365,466
#    Singapore Post, Ltd................................................... 12,563,600      8,858,074
#    Singapore Press Holdings, Ltd.........................................  6,521,000     10,612,235
     Singapore Reinsurance Corp., Ltd......................................  1,514,530        317,030
     Singapore Shipping Corp., Ltd.........................................  1,640,700        349,294
     Stamford Land Corp., Ltd..............................................  3,297,700      1,187,422
#    StarHub, Ltd..........................................................  6,928,600      6,620,639
     Straco Corp., Ltd.....................................................    130,000         70,217
#    Sunningdale Tech, Ltd.................................................  1,257,860      1,108,900
*    SunVic Chemical Holdings, Ltd.........................................    526,945          3,215
# *  Swiber Holdings, Ltd..................................................  2,895,250         43,414
#    Thomson Medical Group, Ltd............................................  4,294,500        182,813
#    Tuan Sing Holdings, Ltd...............................................  5,235,056      1,287,325
#    UMS Holdings, Ltd.....................................................  3,740,975      2,204,806
     United Engineers, Ltd.................................................  3,318,328      6,465,963
     United Industrial Corp., Ltd..........................................     87,769        186,988
#    United Overseas Insurance, Ltd........................................    181,850        945,120
     UOB-Kay Hian Holdings, Ltd............................................  2,244,810      2,011,894
#    Valuetronics Holdings, Ltd............................................  3,726,750      1,844,821
     Venture Corp., Ltd....................................................  1,125,100     13,050,734
     Vibrant Group, Ltd....................................................    358,003         33,604
     Vicom, Ltd............................................................    139,900        778,123
     Wee Hur Holdings, Ltd.................................................  2,769,000        426,912
#    Wing Tai Holdings, Ltd................................................  4,154,567      6,196,002
     Yangzijiang Shipbuilding Holdings Ltd................................. 18,491,700     12,945,807
     Yeo Hiap Seng, Ltd....................................................    223,731        146,222
# *  Yongnam Holdings, Ltd.................................................  2,817,300        313,052
     Zhongmin Baihui Retail Group, Ltd.....................................     26,900         11,864
                                                                                       --------------
TOTAL SINGAPORE............................................................               228,146,254
                                                                                       --------------
TOTAL COMMON STOCKS........................................................             1,631,313,360
                                                                                       --------------

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                               SHARES      VALUE>>
                                                                              --------- --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*      Altura Mining, Ltd. Rights 11/15/19...................................   156,232 $            0
*      Clean Seas Seafood Ltd. Rights 11/11/19...............................    14,621              0
*      Karoon Energy, Ltd. Rights 11/19/19................................... 1,079,536              0
*      Wagners Holdings Co., Ltd. Rights 11/15/19............................    14,391          2,976
                                                                                        --------------
TOTAL AUSTRALIA..............................................................                    2,976
                                                                                        --------------
SINGAPORE -- (0.0%)
# *    Ezion Holdings, Ltd. Warrants 04/16/23................................ 5,659,201              0
*      First Sponsor Group, Ltd. Warrants 05/30/24...........................    48,473              0
                                                                                        --------------
TOTAL SINGAPORE..............................................................                        0
                                                                                        --------------
TOTAL RIGHTS/WARRANTS........................................................                    2,976
                                                                                        --------------
TOTAL INVESTMENT SECURITIES
  (Cost $1,736,491,472)......................................................            1,631,316,336
                                                                                        --------------

                                                                                           VALUE+
                                                                                        --------------
SECURITIES LENDING COLLATERAL -- (2.9%)
@ (S)  The DFA Short Term Investment Fund.................................... 4,221,581     48,847,919
                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,785,334,426)......................................................           $1,680,164,255
                                                                                        ==============

SA     Special Assessment.

>> Securities that have generally been fair value factored. See Note B to Financial Statements.
*      Non-Income Producing Securities.
#      Total or Partial Securities on Loan.
+      See Note B to Financial Statements.
@      Security purchased with cash proceeds from Securities on Loan.
(S)    Affiliated Fund.

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ----------------------------------------------
                                                   LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                                   -------- -------------- ------- --------------
Common Stocks
   Australia...................................... $439,275 $  889,202,347   --    $  889,641,622
   China..........................................       --        877,015   --           877,015
   Hong Kong......................................  460,908    405,699,791   --       406,160,699
   New Zealand....................................       --    106,487,770   --       106,487,770
   Singapore......................................   11,864    228,134,390   --       228,146,254
Rights/Warrants
   Australia......................................       --          2,976   --             2,976
Securities Lending Collateral.....................       --     48,847,919   --        48,847,919
                                                   -------- --------------   --    --------------
TOTAL............................................. $912,047 $1,679,252,208   --    $1,680,164,255
                                                   ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                             SHARES     VALUE>>
                                                                            --------- ------------
COMMON STOCKS -- (99.2%)
COMMUNICATION SERVICES -- (4.7%)
     4imprint Group P.L.C..................................................   141,409 $  5,441,622
     Ascential P.L.C.......................................................   552,285    2,502,419
     Auto Trader Group P.L.C...............................................   841,345    6,130,283
     Bloomsbury Publishing P.L.C...........................................   211,097      682,658
     Centaur Media P.L.C...................................................   537,905      225,667
     Cineworld Group P.L.C................................................. 2,546,139    7,336,874
     Daily Mail & General Trust P.L.C., Class A............................ 1,014,493   11,552,361
     Entertainment One, Ltd................................................ 2,630,507   18,997,490
     Euromoney Institutional Investor P.L.C................................   676,549   12,366,205
*    Frontier Developments PLC.............................................     7,940      112,366
     Future P.L.C..........................................................    58,536    1,148,623
     Gamma Communications P.L.C............................................    33,412      515,640
     Huntsworth P.L.C...................................................... 1,144,773    1,332,279
     Hyve Group P.L.C...................................................... 4,389,055    4,431,753
     Inmarsat P.L.C........................................................ 2,400,987   17,128,455
     Kin & Carta P.L.C.....................................................   850,242    1,047,604
     Reach P.L.C........................................................... 1,696,354    2,165,922
     Rightmove P.L.C.......................................................   808,813    6,278,156
     STV Group P.L.C.......................................................     4,868       24,861
     TalkTalk Telecom Group P.L.C.......................................... 3,989,703    5,786,266
                                                                                      ------------
TOTAL COMMUNICATION SERVICES...............................................            105,207,504
                                                                                      ------------
CONSUMER DISCRETIONARY -- (21.6%)
     888 Holdings P.L.C.................................................... 1,710,669    3,979,919
     AA P.L.C.............................................................. 3,904,659    2,226,533
# *  ASOS P.L.C............................................................   209,420    9,626,825
     B&M European Value Retail SA.......................................... 5,453,680   26,163,411
     BCA Marketplace P.L.C................................................. 2,529,197    7,732,609
     Bellway P.L.C.........................................................   785,920   32,167,252
*    Boohoo Group P.L.C.................................................... 4,528,022   15,478,500
     Bovis Homes Group P.L.C............................................... 1,284,142   19,457,559
     Card Factory P.L.C.................................................... 1,393,096    3,056,715
*    Carpetright P.L.C.....................................................   406,341       24,622
     Coats Group PLC.......................................................   800,742      739,092
*    Connect Group P.L.C...................................................   426,960      168,774
     Countryside Properties P.L.C.......................................... 2,643,763   12,100,338
     Crest Nicholson Holdings P.L.C........................................ 1,622,001    8,173,228
#    Debenhams P.L.C....................................................... 6,862,458            0
     DFS Furniture P.L.C................................................... 1,137,917    3,446,537
     Dignity P.L.C.........................................................   197,940    1,416,536
     Dixons Carphone P.L.C................................................. 3,819,612    6,495,496
     Domino's Pizza Group P.L.C............................................ 3,791,459   14,049,819
     Dunelm Group P.L.C....................................................   757,667    7,758,690
*    EI Group P.L.C........................................................ 3,907,228   14,269,820
     Findel P.L.C..........................................................   246,067      614,767
     Fuller Smith & Turner P.L.C., Class A.................................   141,619    1,911,177
     Games Workshop Group P.L.C............................................   225,279   13,044,531
*    Gamesys Group P.L.C...................................................   410,917    4,306,065
     GoCo Group P.L.C...................................................... 1,997,435    2,505,852
     Greggs P.L.C..........................................................   734,900   16,903,572
     GVC Holdings P.L.C....................................................   957,913   11,051,197
     Gym Group P.L.C. (The)................................................   753,396    2,550,606
     Halfords Group P.L.C..................................................   872,874    1,791,546
     Headlam Group P.L.C...................................................   480,270    2,997,489
     Henry Boot P.L.C......................................................   504,773    1,639,421

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES     VALUE>>
                                                                           --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
    Hollywood Bowl Group P.L.C............................................   190,749 $    588,107
    Hostelworld Group P.L.C...............................................   238,318      360,580
    Inchcape P.L.C........................................................ 2,923,312   24,440,490
    J D Wetherspoon P.L.C.................................................   522,819    9,903,123
    JD Sports Fashion P.L.C............................................... 1,736,308   17,271,954
    Joules Group P.L.C....................................................     3,586       12,880
    Lookers P.L.C......................................................... 1,263,921      812,713
    Marks & Spencer Group P.L.C...........................................   428,406    1,009,235
    Marston's P.L.C....................................................... 4,827,070    7,713,531
    McCarthy & Stone P.L.C................................................ 2,544,695    4,819,768
    Merlin Entertainments P.L.C........................................... 4,495,638   26,485,860
*   Mitchells & Butlers P.L.C............................................. 1,648,281    9,093,319
    MJ Gleeson P.L.C......................................................   214,478    2,225,173
    Moneysupermarket.com Group P.L.C...................................... 3,912,801   17,410,624
*   Mothercare P.L.C......................................................   495,275       71,885
#   Motorpoint group P.L.C................................................    48,046      152,753
    N Brown Group P.L.C................................................... 1,162,453    1,879,717
    On the Beach Group P.L.C..............................................   791,071    4,600,694
    Pendragon P.L.C....................................................... 5,047,329      942,625
    Pets at Home Group P.L.C.............................................. 3,004,957    8,003,463
    Photo-Me International P.L.C.......................................... 1,603,784    1,906,015
    Playtech P.L.C........................................................ 1,925,961    9,802,864
    PPHE Hotel Group, Ltd.................................................     2,822       67,403
    Rank Group P.L.C......................................................   893,694    2,823,225
    Redrow P.L.C.......................................................... 1,792,774   13,976,154
    Restaurant Group P.L.C. (The)......................................... 2,722,780    4,794,565
    Revolution Bars Group P.L.C...........................................    17,764       15,098
*   Sportech P.L.C........................................................   408,363      171,946
*   Sports Direct International P.L.C..................................... 1,524,618    6,100,635
    SSP Group P.L.C....................................................... 3,025,801   24,951,150
    Superdry P.L.C........................................................   204,054    1,083,527
    Ted Baker P.L.C.......................................................   144,728      762,322
#   Thomas Cook Group P.L.C............................................... 6,366,734            0
    Topps Tiles P.L.C.....................................................   777,729      759,008
    Vertu Motors P.L.C....................................................   477,512      255,360
    Vitec Group P.L.C. (The)..............................................   204,113    3,318,979
    WH Smith P.L.C........................................................   741,725   21,018,611
    William Hill P.L.C.................................................... 3,784,314    9,688,513
                                                                                     ------------
TOTAL CONSUMER DISCRETIONARY..............................................            487,142,367
                                                                                     ------------
CONSUMER STAPLES -- (5.2%)
    A.G. Barr P.L.C.......................................................   736,792    5,297,734
    Anglo-Eastern Plantations P.L.C.......................................   109,840      654,938
    Britvic P.L.C......................................................... 1,845,637   23,586,871
    Carr's Group P.L.C....................................................   349,511      634,409
    Cranswick P.L.C.......................................................   374,923   15,072,368
    Devro P.L.C........................................................... 1,068,398    2,219,230
    Fevertree Drinks P.L.C................................................   631,057   15,205,992
    Greencore Group P.L.C................................................. 3,639,673   10,942,715
    Hilton Food Group P.L.C...............................................   250,502    3,307,563
    McBride P.L.C.........................................................   566,412      521,691
    McColl's Retail Group P.L.C...........................................    60,390       35,708
#   Naked Wines P.L.C.....................................................   221,368      737,571
    Nichols P.L.C.........................................................     2,884       56,066
*   Premier Foods P.L.C................................................... 2,584,290    1,082,290
    PZ Cussons P.L.C...................................................... 1,779,842    4,645,406
*   REA Holdings P.L.C....................................................    50,639      111,928
    Stock Spirits Group P.L.C............................................. 1,122,290    2,975,886

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- ------------
CONSUMER STAPLES -- (Continued)
     Tate & Lyle P.L.C.....................................................  3,470,820 $ 30,273,503
                                                                                       ------------
TOTAL CONSUMER STAPLES.....................................................             117,361,869
                                                                                       ------------
ENERGY -- (3.8%)
#    Afren P.L.C...........................................................  5,446,344            0
*    Amerisur Resources P.L.C..............................................  1,006,443      249,511
     Anglo Pacific Group P.L.C.............................................  1,004,327    2,486,950
*    Cairn Energy P.L.C....................................................  3,258,371    7,528,599
     Diversified Gas & Oil P.L.C...........................................     56,189       77,899
*    EnQuest P.L.C......................................................... 11,306,645    2,606,589
#    Genel Energy P.L.C....................................................    641,959    1,587,706
     Gulf Keystone Petroleum, Ltd..........................................  1,460,605    3,885,830
*    Gulf Marine Services P.L.C............................................    125,859       13,479
     Hunting P.L.C.........................................................  1,246,189    6,368,385
# *  Hurricane Energy P.L.C................................................  2,379,211    1,308,801
     John Wood Group P.L.C.................................................  3,647,826   16,016,209
*    Lamprell P.L.C........................................................  1,198,927      686,345
# *  Pantheon Resources P.L.C..............................................    379,233       79,786
     Petrofac, Ltd.........................................................  1,771,577    8,841,700
     Pharos Energy P.L.C...................................................  1,412,115    1,068,075
*    Premier Oil P.L.C.....................................................  5,901,446    6,341,231
*    Rockhopper Exploration P.L.C..........................................    351,659       79,867
*    Savannah Petroleum P.L.C..............................................     28,000        8,572
*    Serica Energy P.L.C...................................................      3,327        5,779
     Tullow Oil P.L.C......................................................  9,865,717   26,364,357
                                                                                       ------------
TOTAL ENERGY...............................................................              85,605,670
                                                                                       ------------
FINANCIALS -- (13.6%)
#    Arrow Global Group P.L.C..............................................  1,085,860    3,342,094
     Ashmore Group P.L.C...................................................  2,047,403   12,349,257
     Bank of Georgia Group P.L.C...........................................    227,416    3,838,363
     Beazley P.L.C.........................................................  2,966,841   22,548,944
     Brewin Dolphin Holdings P.L.C.........................................  2,061,688    8,887,682
     Burford Capital, Ltd..................................................    563,216    6,412,307
     Charles Stanley Group P.L.C...........................................    122,025      422,536
     Charles Taylor P.L.C..................................................    235,351      974,725
     Chesnara P.L.C........................................................    790,923    2,659,358
     City of London Investment Group P.L.C.................................      5,500       30,339
     Close Brothers Group P.L.C............................................  1,042,864   18,699,833
     CMC Markets P.L.C.....................................................    707,163    1,190,873
*    Georgia Capital P.L.C.................................................     72,415      913,620
     Hansard Global P.L.C..................................................     16,468        8,445
     Hastings Group Holdings P.L.C.........................................  2,138,646    5,036,899
     Hiscox, Ltd...........................................................    588,685   11,368,042
     IG Group Holdings P.L.C...............................................  2,610,897   21,480,945
     Intermediate Capital Group P.L.C......................................  1,866,605   35,924,136
     International Personal Finance P.L.C..................................    850,221    1,463,786
*    IP Group P.L.C........................................................  3,314,400    2,406,348
     Jupiter Fund Management P.L.C.........................................  2,909,220   12,916,407
*    Just Group P.L.C......................................................  4,666,764    3,680,604
     Lancashire Holdings, Ltd..............................................  1,487,212   13,733,247
     Liontrust Asset Management P.L.C......................................     20,793      219,771
     Man Group P.L.C....................................................... 11,167,689   20,785,020
# *  Metro Bank P.L.C......................................................     97,643      256,839
     Non-Standard Finance P.L.C............................................    215,168       99,888
     Numis Corp. P.L.C.....................................................    237,318      708,654
     OneSavings Bank P.L.C.................................................  1,447,032    6,750,047
     Paragon Banking Group P.L.C...........................................  2,055,529   13,399,315

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- ------------
FINANCIALS -- (Continued)
     Phoenix Group Holdings P.L.C..........................................  1,305,330 $ 11,923,058
     Plus500, Ltd..........................................................    153,058    1,586,839
     Polar Capital Holdings P.L.C..........................................     28,174      183,767
     Provident Financial P.L.C.............................................  1,032,098    5,893,288
     Quilter P.L.C.........................................................  9,786,100   17,363,535
     Rathbone Brothers P.L.C...............................................    321,541    8,652,527
     River & Mercantile Group P.L.C........................................     10,512       33,526
#    S&U P.L.C.............................................................     22,618      620,223
     Saga P.L.C............................................................  4,271,090    2,596,999
     Sanne Group P.L.C.....................................................     25,819      176,513
     TP ICAP P.L.C.........................................................  3,608,881   16,046,822
     Virgin Money UK P.L.C.................................................  5,626,789   10,012,114
     Waterloo Investment Holdings, Ltd.....................................      4,000          120
                                                                                       ------------
TOTAL FINANCIALS...........................................................             307,597,655
                                                                                       ------------
HEALTH CARE -- (3.1%)
     Advanced Medical Solutions Group PLC..................................    109,204      345,606
#    Alizyme P.L.C.........................................................    660,805            0
     Alliance Pharma P.L.C.................................................  1,346,980    1,287,906
     CareTech Holdings P.L.C...............................................    244,788    1,259,219
# *  Circassia Pharmaceuticals P.L.C.......................................    516,889      113,655
*    Clinigen Healthcare, Ltd..............................................     17,229      185,431
     Consort Medical P.L.C.................................................    293,388    2,772,795
     ConvaTec Group P.L.C..................................................  7,978,950   20,384,000
     CVS Group P.L.C.......................................................    305,454    3,824,584
     EMIS Group P.L.C......................................................    253,844    3,537,999
     Genus P.L.C...........................................................    108,791    4,087,414
     Hikma Pharmaceuticals P.L.C...........................................     78,748    2,050,817
*    Horizon Discovery Group P.L.C.........................................     16,856       35,848
*    Indivior P.L.C........................................................  3,065,440    1,552,892
     Integrated Diagnostics Holdings P.L.C.................................    330,094    1,560,801
#    Mediclinic International P.L.C........................................  2,261,693   10,725,355
*    Oxford Biomedica PLC..................................................     62,738      452,612
     Spire Healthcare Group P.L.C..........................................  1,257,374    1,903,132
     UDG Healthcare P.L.C..................................................  1,023,880   10,263,640
     Vectura Group P.L.C...................................................  3,857,232    4,407,548
                                                                                       ------------
TOTAL HEALTH CARE..........................................................              70,751,254
                                                                                       ------------
INDUSTRIALS -- (28.7%)
     Aggreko P.L.C.........................................................  1,647,699   16,892,274
     Air Partner P.L.C.....................................................    253,425      303,017
     Avon Rubber P.L.C.....................................................    202,741    4,661,684
     Babcock International Group P.L.C.....................................  3,197,831   22,967,450
     Balfour Beatty P.L.C..................................................  4,259,420   12,412,045
     BBA Aviation P.L.C....................................................  7,301,568   28,725,347
     Biffa P.L.C...........................................................    959,336    3,164,127
     Bodycote P.L.C........................................................  1,398,538   12,967,139
     Braemar Shipping Services P.L.C.......................................    144,282      373,155
*    Capita P.L.C..........................................................  5,102,462   10,321,391
     Chemring Group P.L.C..................................................  1,773,455    4,613,399
     Clarkson P.L.C........................................................    189,183    6,929,771
     Clipper Logistics P.L.C...............................................    194,719      555,093
     Cobham P.L.C.......................................................... 16,545,169   33,842,830
     Costain Group P.L.C...................................................    430,652      929,448
     Dart Group P.L.C......................................................    382,912    6,271,798
     De La Rue P.L.C.......................................................    453,560      924,040
# *  Dialight P.L.C........................................................    108,089      441,703
     Diploma P.L.C.........................................................    793,073   16,418,068

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- -----------
INDUSTRIALS -- (Continued)
     easyJet P.L.C.........................................................      9,661 $   154,982
*    Firstgroup P.L.C......................................................  8,339,333  13,948,910
     G4S P.L.C.............................................................  9,906,519  26,568,687
     Galliford Try P.L.C...................................................    549,039   5,211,079
     Go-Ahead Group P.L.C. (The)...........................................    340,040   9,000,235
     Goodwin P.L.C.........................................................        383      16,248
     Grafton Group P.L.C...................................................  1,638,906  16,595,963
     Hays P.L.C............................................................ 10,246,441  20,852,201
     HomeServe P.L.C.......................................................  1,762,201  26,469,025
     Howden Joinery Group P.L.C............................................  4,476,142  33,500,704
     IMI P.L.C.............................................................  1,911,037  24,851,430
#    Interserve P.L.C......................................................    629,566           0
     James Fisher & Sons P.L.C.............................................    313,486   7,882,240
     James Halstead P.L.C..................................................      1,873      12,300
     John Laing Group P.L.C................................................  2,320,645  10,988,873
     John Menzies P.L.C....................................................    480,761   2,533,322
     Johnson Service Group P.L.C...........................................     80,228     184,977
     Keller Group P.L.C....................................................    492,044   3,305,957
#    Kier Group P.L.C......................................................    929,137   1,366,586
     Luceco P.L.C..........................................................    155,902     199,691
     Mears Group P.L.C.....................................................    763,170   2,516,445
     Meggitt P.L.C.........................................................  2,528,732  20,460,802
     Mitie Group P.L.C.....................................................  2,403,558   4,923,083
     Morgan Advanced Materials P.L.C.......................................  1,912,614   5,836,551
     Morgan Sindall Group P.L.C............................................    227,463   3,774,746
     National Express Group P.L.C..........................................  3,061,395  17,712,519
     Norcros P.L.C.........................................................    116,690     356,255
     Northgate P.L.C.......................................................  1,892,764   8,448,349
     Pagegroup P.L.C.......................................................  2,346,683  13,520,983
     PayPoint P.L.C........................................................    425,574   5,044,902
     Polypipe Group P.L.C..................................................  1,512,324   8,869,312
     Porvair P.L.C.........................................................     15,572     120,688
     QinetiQ Group P.L.C...................................................  3,964,771  16,162,957
     Redde P.L.C...........................................................    289,119     419,701
     Renew Holdings P.L.C..................................................      5,295      26,288
     Renewi P.L.C..........................................................  4,633,868   1,775,312
# *  Renold P.L.C..........................................................    193,435      57,660
     Ricardo P.L.C.........................................................    308,171   2,546,739
     Robert Walters P.L.C..................................................    399,595   2,743,878
     Rotork P.L.C..........................................................  5,871,491  22,929,186
     Royal Mail P.L.C......................................................  4,209,687  11,519,595
     RPS Group P.L.C.......................................................    916,505   1,672,705
     Senior P.L.C..........................................................  3,244,009   7,762,990
*    Serco Group P.L.C.....................................................    758,599   1,533,476
     Severfield P.L.C......................................................  1,090,941   1,090,780
     SIG P.L.C.............................................................  4,563,465   6,653,116
     Speedy Hire P.L.C.....................................................  3,047,280   2,127,201
*    Staffline Group P.L.C.................................................      3,354       4,324
     Stagecoach Group P.L.C................................................  3,009,333   5,345,995
     SThree P.L.C..........................................................    720,673   2,660,664
#    Stobart Group, Ltd....................................................  1,767,874   2,730,622
     T Clarke P.L.C........................................................    147,457     191,363
     Travis Perkins P.L.C..................................................  1,726,015  32,059,239
     Trifast P.L.C.........................................................    524,611   1,096,019
     Tyman P.L.C...........................................................    873,306   2,400,693
     Ultra Electronics Holdings P.L.C......................................    646,972  16,341,114
     Vesuvius P.L.C........................................................  1,658,142   8,579,889
*    Volex P.L.C...........................................................    307,047     385,744
     Volution Group P.L.C..................................................    347,623     898,810

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- ------------
INDUSTRIALS -- (Continued)
     Vp P.L.C..............................................................   159,998 $  1,777,629
     Weir Group P.L.C. (The)...............................................   373,145    6,517,733
     Wilmington P.L.C......................................................   334,384      957,336
     Wincanton P.L.C.......................................................   617,226    1,999,745
*    Wizz Air Holdings P.L.C...............................................    38,273    1,895,299
     XP Power, Ltd.........................................................   100,079    3,416,605
                                                                                      ------------
TOTAL INDUSTRIALS..........................................................            647,222,231
                                                                                      ------------
INFORMATION TECHNOLOGY -- (6.5%)
     AVEVA Group P.L.C.....................................................   114,311    6,193,908
     Computacenter P.L.C...................................................   537,590    9,513,363
     DiscoverIE Group P.L.C................................................   463,871    2,715,529
     Electrocomponents P.L.C............................................... 3,231,445   28,511,406
     Equiniti Group P.L.C.................................................. 2,352,303    6,571,583
     FDM Group Holdings P.L.C..............................................   334,364    3,124,905
     FIRST DERIVATIVES PLC.................................................     3,972      117,416
#    iomart Group P.L.C....................................................   145,653      694,980
# *  IQE P.L.C.............................................................   333,707      322,621
     Kainos Group P.L.C....................................................   322,838    2,129,750
     Micro Focus International P.L.C.......................................   277,989    3,815,456
     NCC Group P.L.C....................................................... 1,614,476    3,922,331
     Oxford Instruments P.L.C..............................................   356,949    6,000,380
     Renishaw P.L.C........................................................   239,862   11,791,054
     RM P.L.C..............................................................   336,909    1,266,467
     SDL P.L.C.............................................................   477,370    3,267,021
#    Smart Metering Systems P.L.C..........................................   424,453    2,606,681
     Softcat P.L.C.........................................................   787,090    9,592,589
     Sophos Group P.L.C....................................................   594,314    4,371,545
     Spectris P.L.C........................................................   827,935   25,667,336
     Spirent Communications P.L.C.......................................... 4,124,361   10,615,467
#    Strix Group P.L.C.....................................................   181,909      410,118
# *  Telit Communications P.L.C............................................    82,391      174,655
     TT Electronics P.L.C..................................................   993,507    2,985,797
*    Xaar P.L.C............................................................   165,171      101,541
                                                                                      ------------
TOTAL INFORMATION TECHNOLOGY...............................................            146,483,899
                                                                                      ------------
MATERIALS -- (5.5%)
     Barrick Gold Corp.....................................................   130,600    2,200,325
*    Carclo P.L.C..........................................................   113,594       15,744
     Castings P.L.C........................................................   163,566      798,969
     Centamin P.L.C........................................................ 9,300,643   14,068,645
     Central Asia Metals P.L.C.............................................   420,679    1,143,831
     Elementis P.L.C....................................................... 3,143,309    6,048,958
     Essentra P.L.C........................................................ 1,464,917    7,227,160
     Ferrexpo P.L.C........................................................ 2,362,974    3,872,064
     Forterra P.L.C........................................................ 1,263,307    4,371,251
*    Gem Diamonds, Ltd.....................................................   679,902      550,495
     Highland Gold Mining, Ltd............................................. 1,736,567    4,591,801
     Hill & Smith Holdings P.L.C...........................................   538,705    9,136,816
     Hochschild Mining P.L.C............................................... 1,579,067    4,105,590
     Ibstock P.L.C......................................................... 2,816,402    8,800,778
     KAZ Minerals P.L.C.................................................... 1,775,954   10,853,407
#    Low & Bonar P.L.C..................................................... 2,377,348      438,773
     Marshalls P.L.C....................................................... 1,492,403   13,723,316
# *  Petra Diamonds, Ltd................................................... 5,639,982      621,690
*    Petropavlovsk P.L.C...................................................   838,033      109,262
     Rhi Magnesita NV......................................................    84,590    3,812,363
#    Scapa Group P.L.C.....................................................   215,838      623,982

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                SHARES      VALUE>>
                                                                              ---------- --------------
MATERIALS -- (Continued)
# *    Sirius Minerals P.L.C.................................................  1,683,489 $       62,713
       Synthomer P.L.C.......................................................  2,412,584      8,710,275
       Victrex P.L.C.........................................................    629,414     17,880,697
       Zotefoams P.L.C.......................................................     93,671        365,315
                                                                                         --------------
TOTAL MATERIALS..............................................................               124,134,220
                                                                                         --------------
REAL ESTATE -- (4.4%)
       Capital & Counties Properties P.L.C...................................  4,962,871     16,403,005
       CLS Holdings P.L.C....................................................    636,982      2,089,174
*      Countrywide P.L.C.....................................................  1,699,141         96,918
       Daejan Holdings P.L.C.................................................     49,680      3,128,122
*      Foxtons Group P.L.C...................................................  1,145,927        971,275
       Grainger P.L.C........................................................  4,384,967     14,581,496
       Harworth Group P.L.C..................................................     30,680         49,248
       Helical P.L.C.........................................................    705,604      3,577,883
       IWG P.L.C.............................................................  4,354,218     21,689,498
       LSL Property Services P.L.C...........................................    404,839      1,258,428
*      Purplebricks Group P.L.C..............................................     65,365         95,624
*      Raven Property Group, Ltd.............................................    952,767        501,955
       Savills P.L.C.........................................................  1,042,497     12,384,802
       St. Modwen Properties P.L.C...........................................  2,832,022     16,530,842
       U & I Group P.L.C.....................................................    480,429        862,396
       Urban & Civic P.L.C...................................................    543,320      2,322,401
#      Watkin Jones P.L.C....................................................    435,040      1,324,065
                                                                                         --------------
TOTAL REAL ESTATE............................................................                97,867,132
                                                                                         --------------
UNKNOWN G1 -- (0.0%)
       Industrial and Commercial Holding Group, Ltd..........................      5,000              0
                                                                                         --------------
UTILITIES -- (2.1%)
       Drax Group P.L.C......................................................  1,698,929      6,531,360
       Pennon Group P.L.C....................................................  2,929,675     34,062,254
       Telecom Plus P.L.C....................................................    412,883      6,441,298
                                                                                         --------------
TOTAL UTILITIES..............................................................                47,034,912
                                                                                         --------------
TOTAL COMMON STOCKS..........................................................             2,236,408,713
                                                                                         --------------
PREFERRED STOCKS -- (0.0%)
CONSUMER STAPLES -- (0.0%)
       Mcbride P.L.C......................................................... 10,195,416         13,207
                                                                                         --------------
TOTAL INVESTMENT SECURITIES
  (Cost $2,084,250,199)......................................................             2,236,421,920
                                                                                         --------------

                                                                                            VALUE+
                                                                                         --------------
SECURITIES LENDING COLLATERAL -- (0.8%)
@ (S)  The DFA Short Term Investment Fund....................................  1,625,922     18,813,540
                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,103,060,882)......................................................            $2,255,235,460
                                                                                         ==============

P.L.C. Public Limited Company
SA     Special Assessment

>> Securities that have generally been fair value factored. See Note B to Financial Statements.
*      Non-Income Producing Securities.
#      Total or Partial Securities on Loan.
+      See Note B to Financial Statements.
@      Security purchased with cash proceeds from Securities on Loan.
(S)    Affiliated Fund.

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------
                                                   LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                                   ------- -------------- ------- --------------
Common Stocks
   Communication Services.........................   --    $  105,207,504   --    $  105,207,504
   Consumer Discretionary.........................   --       487,142,367   --       487,142,367
   Consumer Staples...............................   --       117,361,869   --       117,361,869
   Energy.........................................   --        85,605,670   --        85,605,670
   Financials.....................................   --       307,597,655   --       307,597,655
   Health Care....................................   --        70,751,254   --        70,751,254
   Industrials....................................   --       647,222,231   --       647,222,231
   Information Technology.........................   --       146,483,899   --       146,483,899
   Materials......................................   --       124,134,220   --       124,134,220
   Real Estate....................................   --        97,867,132   --        97,867,132
   Utilities......................................   --        47,034,912   --        47,034,912
Preferred Stocks
   Consumer Staples...............................   --            13,207   --            13,207
Securities Lending Collateral.....................   --        18,813,540   --        18,813,540
                                                     --    --------------   --    --------------
TOTAL.............................................   --    $2,255,235,460   --    $2,255,235,460
                                                     ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                             SHARES     VALUE>>
                                                                            --------- ------------
COMMON STOCKS -- (91.0%)
AUSTRIA -- (3.1%)
     Agrana Beteiligungs AG................................................    83,446 $  1,610,308
#    ANDRITZ AG............................................................   510,397   22,950,629
#    Atrium European Real Estate, Ltd......................................   968,162    3,865,125
#    Austria Technologie & Systemtechnik AG................................   182,880    3,403,168
     CA Immobilien Anlagen AG..............................................   496,800   19,143,151
     DO & CO AG............................................................    52,537    4,887,866
     EVN AG................................................................   230,431    4,217,719
#    FACC AG...............................................................   174,996    2,285,207
     Flughafen Wien AG.....................................................    31,155    1,277,711
     IMMOFINANZ AG.........................................................   669,588   19,251,080
     Josef Manner & Co. AG.................................................       870       92,399
     Kapsch TrafficCom AG..................................................    36,036    1,136,097
#    Lenzing AG............................................................    92,686    9,762,867
     Mayr Melnhof Karton AG................................................    56,819    6,980,925
#    Oberbank AG...........................................................    37,094    3,963,679
#    Oesterreichische Post AG..............................................   242,864    8,950,677
     Palfinger AG..........................................................    98,045    2,800,751
#    POLYTEC Holding AG....................................................   105,679      962,062
#    Porr AG...............................................................    75,463    1,787,148
#    Rosenbauer International AG...........................................    20,385      864,701
     S IMMO AG.............................................................   363,879    9,215,815
     Schoeller-Bleckmann Oilfield Equipment AG.............................    76,257    4,358,632
*    Semperit AG Holding...................................................    69,672      948,296
     Strabag SE............................................................   111,162    3,691,521
     Telekom Austria AG.................................................... 1,098,493    8,511,571
     UBM Development AG....................................................    19,698      980,643
     UNIQA Insurance Group AG..............................................   958,393    9,216,628
     Vienna Insurance Group AG Wiener Versicherung Gruppe..................   268,962    7,295,975
#    Voestalpine AG........................................................   326,923    8,203,368
     Wienerberger AG.......................................................   617,965   16,737,941
*    Zumtobel Group AG.....................................................   182,287    1,448,781
                                                                                      ------------
TOTAL AUSTRIA..............................................................            190,802,441
                                                                                      ------------
BELGIUM -- (4.4%)
     Ackermans & van Haaren NV.............................................   174,099   26,688,658
*    AGFA-Gevaert NV....................................................... 1,452,124    6,626,158
*    Argenx SE.............................................................   160,335   19,523,844
*    Argenx SE.............................................................    12,041    1,461,110
     Atenor................................................................    18,030    1,505,159
     Banque Nationale de Belgique..........................................        87      217,389
     Barco NV..............................................................    74,142   16,146,974
     Bekaert SA............................................................   253,902    7,085,825
# *  Biocartis NV..........................................................   231,370    1,660,927
#    bpost SA..............................................................   600,057    6,857,604
# *  Celyad SA.............................................................    42,190      376,938
     Cie d'Entreprises CFE.................................................    48,396    4,665,181
     Co.Br.Ha Societe Commerciale de Brasserie SA..........................       111      472,770
     Deceuninck NV.........................................................   435,935      908,088
     D'ieteren SA..........................................................   202,237   12,772,980
     Econocom Group SA.....................................................   727,792    1,897,798
#    Elia System Operator SA...............................................   221,440   19,099,771
#    Euronav NV............................................................ 1,282,924   14,468,197
     EVS Broadcast Equipment SA............................................    67,811    1,665,792
# *  Exmar NV..............................................................   148,882      930,263
     Fagron................................................................   282,720    5,368,276
*    Galapagos NV..........................................................    41,834    7,689,147
*    Galapagos NV..........................................................   220,186   40,539,939

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES    VALUE>>
                                                                            ------- ------------
BELGIUM -- (Continued)
     Gimv NV...............................................................  94,395 $  5,668,549
     Immobel SA............................................................  19,445    1,474,538
# *  Ion Beam Applications................................................. 126,538    2,021,604
     Jensen-Group NV.......................................................  20,645      787,190
     Kinepolis Group NV....................................................  98,670    6,563,711
#    Lotus Bakeries NV.....................................................   1,729    4,877,602
# *  MDxHealth............................................................. 239,516      268,629
#    Melexis NV............................................................ 111,148    7,799,237
# *  Nyrstar NV............................................................  84,985       18,392
#    Ontex Group NV........................................................ 504,176    9,146,052
     Orange Belgium SA..................................................... 176,101    3,877,526
# *  Oxurion NV............................................................ 128,049      371,489
#    Picanol...............................................................  28,690    2,229,604
     Recticel SA........................................................... 270,323    2,365,499
#    Resilux...............................................................   5,788      867,903
     Roularta Media Group NV...............................................  19,318      270,271
#    Sioen Industries NV...................................................  53,303    1,320,223
#    Sipef NV..............................................................  36,491    1,851,371
*    Telenet Group Holding NV.............................................. 145,031    7,125,516
     TER Beke SA...........................................................   3,565      424,142
*    Tessenderlo Group SA.................................................. 214,654    7,101,601
     Van de Velde NV.......................................................  38,465    1,038,524
*    Viohalco SA........................................................... 583,796    2,372,735
                                                                                    ------------
TOTAL BELGIUM..............................................................          268,470,696
                                                                                    ------------
DENMARK -- (4.4%)
*    Agat Ejendomme A.S.................................................... 307,965      164,463
*    ALK-Abello A.S........................................................  43,768    9,401,319
     Alm Brand A.S......................................................... 563,835    4,592,796
#    Ambu A.S., Class B.................................................... 730,304   11,480,122
# *  Bang & Olufsen A.S.................................................... 256,627    1,492,719
     BankNordik P/F........................................................  10,800      175,809
# *  Bavarian Nordic A.S................................................... 185,816    4,375,411
     Brodrene Hartmann A.S.................................................  16,148      643,614
     Columbus A.S.......................................................... 430,058      572,933
     D/S Norden A.S........................................................ 217,180    3,176,843
     DFDS A.S.............................................................. 306,367   12,067,855
     Djurslands Bank A.S...................................................   8,970      326,728
*    Drilling Co. of 1972 A.S..............................................  31,531    1,779,874
     FLSmidth & Co. A.S.................................................... 296,273   10,619,430
     Fluegger Group A.S....................................................   4,198      184,248
     GronlandsBANKEN A.S...................................................   1,125       90,742
*    H+H International A.S., Class B....................................... 112,329    1,746,755
*    Harboes Bryggeri A.S., Class B........................................  17,239      169,870
     ISS A.S............................................................... 557,079   14,585,007
#    Jeudan A.S............................................................   7,748    1,295,744
*    Jyske Bank A.S........................................................ 500,030   16,633,568
     Lan & Spar Bank.......................................................   4,981      332,391
     Matas A.S............................................................. 188,168    1,442,333
*    Nilfisk Holding A.S................................................... 198,988    3,363,674
*    NKT A.S............................................................... 206,194    3,617,485
#    NNIT A.S..............................................................  71,616    1,024,570
     Pandora A.S........................................................... 384,667   18,927,936
     Parken Sport & Entertainment A.S......................................  37,197      561,446
     Per Aarsleff Holding A.S.............................................. 140,513    4,385,289
     Ringkjoebing Landbobank A.S........................................... 197,894   13,664,755
#    Roblon A.S., Class B..................................................     973       23,399
     Rockwool International A.S., Class A..................................     993      186,898
     Rockwool International A.S., Class B..................................  42,036    8,261,678

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- ------------
DENMARK -- (Continued)
     Royal Unibrew A.S.....................................................   364,385 $ 29,893,850
     RTX A.S...............................................................    57,507    1,335,283
     Scandinavian Tobacco Group A.S., Class A..............................   311,373    3,679,440
     Schouw & Co., A.S.....................................................    90,380    6,485,465
     SimCorp A.S...........................................................   294,845   26,382,068
     Solar A.S., Class B...................................................    37,386    1,569,527
     Spar Nord Bank A.S....................................................   596,914    5,831,011
     Sydbank A.S...........................................................   505,787    9,921,698
     Tivoli A.S............................................................     9,878    1,011,299
     Topdanmark A.S........................................................   475,380   21,291,486
*    TORM P.L.C............................................................   152,978    1,460,054
     United International Enterprises......................................    10,336    1,958,604
# *  Veloxis Pharmaceuticals A.S...........................................   120,013       73,257
# *  Vestjysk Bank A.S..................................................... 1,891,040    1,046,819
# *  Zealand Pharma A.S....................................................   185,786    5,544,231
                                                                                      ------------
TOTAL DENMARK..............................................................            268,851,796
                                                                                      ------------
FINLAND -- (5.7%)
# *  Afarak Group Oyj......................................................   170,187      108,303
#    Ahlstrom-Munksjo Oyj..................................................   178,910    2,683,037
     Aktia Bank Oyj........................................................   303,076    2,951,943
     Alandsbanken Abp, Class B.............................................    21,354      387,049
     Alma Media Oyj........................................................   129,772    1,025,904
     Apetit Oyj............................................................    19,668      170,606
     Asiakastieto Group Oyj................................................     1,406       45,630
     Aspo Oyj..............................................................    99,050      906,038
     Atria Oyj.............................................................    85,658      812,014
# *  BasWare Oyj...........................................................    56,551    1,269,819
#    Bittium Oyj...........................................................   204,447    1,382,508
     Cargotec Oyj, Class B.................................................   290,554   10,193,412
#    Caverion Oyj..........................................................   696,383    5,206,303
#    Citycon Oyj...........................................................   528,288    5,536,188
     Cramo Oyj.............................................................   277,432    2,943,442
     Digia Oyj.............................................................    69,731      297,996
     Finnair Oyj...........................................................   506,870    3,310,173
#    Fiskars Oyj Abp.......................................................   217,953    2,922,079
*    F-Secure Oyj..........................................................   673,598    2,153,102
     Glaston Oyj ABP.......................................................     9,217       11,318
# *  HKScan Oyj, Class A...................................................   257,744      512,043
     Huhtamaki Oyj.........................................................   768,251   35,574,237
     Ilkka-Yhtyma Oyj......................................................    61,503      259,580
     Kemira Oyj............................................................   763,866   12,408,772
     Kesko Oyj, Class A....................................................    51,573    3,177,621
     Kesko Oyj, Class B....................................................   421,805   28,104,043
     Konecranes Oyj........................................................   482,920   14,913,719
     Lassila & Tikanoja Oyj................................................   212,849    3,434,642
#    Lehto Group Oyj.......................................................   129,587      293,884
#    Metsa Board Oyj....................................................... 1,431,405    9,485,516
#    Metso Oyj.............................................................   667,333   25,263,083
     Nokian Renkaat Oyj....................................................   883,124   25,238,923
     Olvi Oyj, Class A.....................................................    95,680    4,064,382
     Oriola Oyj, Class A...................................................     6,054       13,847
     Oriola Oyj, Class B...................................................   914,957    2,104,673
     Orion Oyj, Class A....................................................   143,951    6,332,272
#    Orion Oyj, Class B....................................................   748,676   33,214,713
#    Outokumpu Oyj......................................................... 2,921,503    8,301,162
*    Outotec Oyj........................................................... 1,362,821    8,783,637
     Pihlajalinna Oyj......................................................    77,064      916,459
#    Ponsse Oyj............................................................    75,627    2,359,102

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- ------------
FINLAND -- (Continued)
# *  QT Group Oyj..........................................................    55,899 $    954,056
     Raisio Oyj, Class V...................................................   829,230    2,893,177
     Rapala VMC Oyj........................................................   113,078      349,449
#    Raute Oyj, Class A....................................................     2,644       69,369
     Revenio Group Oyj.....................................................   132,191    3,901,818
     Sanoma Oyj............................................................   749,458    7,841,440
*    SRV Group Oyj.........................................................    66,041       96,482
*    Stockmann Oyj Abp, Class A............................................    49,045      135,737
# *  Stockmann Oyj Abp, Class B............................................   189,838      457,031
     Teleste Oyj...........................................................    52,966      344,002
     Tieto Oyj.............................................................   389,139   11,075,978
#    Tikkurila Oyj.........................................................   250,691    4,001,383
     Tokmanni Group Corp...................................................   344,720    4,413,746
     Uponor Oyj............................................................   368,773    4,823,950
     Vaisala Oyj, Class A..................................................   118,863    3,562,501
     Valmet Oyj............................................................   956,184   21,399,886
     Viking Line Abp.......................................................     7,869      159,699
#    YIT Oyj............................................................... 1,430,763    8,593,464
                                                                                      ------------
TOTAL FINLAND..............................................................            344,146,342
                                                                                      ------------
FRANCE -- (10.6%)
     ABC arbitrage.........................................................    95,172      711,081
     Actia Group...........................................................    51,304      228,984
# *  Adocia................................................................     3,561       35,939
*    Air France-KLM........................................................ 1,450,296   17,288,207
#    Akka Technologies.....................................................    80,089    5,169,317
     AKWEL.................................................................    58,127    1,154,299
     Albioma SA............................................................   188,895    4,902,895
     Altamir...............................................................   136,094    2,527,806
     Alten SA..............................................................   177,766   19,554,610
     Altran Technologies SA................................................ 1,693,540   26,925,558
# *  Amplitude Surgical SAS................................................    19,526       34,030
     Assystem SA...........................................................    62,252    2,312,032
     Aubay.................................................................    41,397    1,441,887
     Axway Software SA.....................................................    38,973      465,404
#    Bastide le Confort Medical............................................    19,001      814,307
#    Beneteau SA...........................................................   241,400    2,254,547
     Bigben Interactive....................................................    93,677    1,426,547
#    Boiron SA.............................................................    40,254    1,429,673
     Bonduelle SCA.........................................................    93,600    2,432,685
*    Bourbon Corp..........................................................    28,851      118,252
     Burelle SA............................................................     1,054      955,151
#    Casino Guichard Perrachon SA..........................................   271,603   14,662,377
#    Catering International Services.......................................    14,124      196,169
*    Cegedim SA............................................................    31,774      983,288
*    CGG SA................................................................ 4,389,424   10,232,490
#    Chargeurs SA..........................................................   135,124    2,295,457
     Cie des Alpes.........................................................    67,699    2,027,084
     Cie Plastic Omnium SA.................................................   379,804   10,374,909
*    Coface SA.............................................................   676,344    7,394,275
     Derichebourg SA.......................................................   644,921    2,325,003
#    Devoteam SA...........................................................    37,273    3,166,402
#    Electricite de Strasbourg SA..........................................    21,353    2,584,780
#    Elior Group SA........................................................   858,106   11,113,019
     Elis SA............................................................... 1,112,804   21,275,159
     Eramet................................................................    65,268    3,270,334
# *  Erytech Pharma SA.....................................................     3,609       15,939
*    Esso SA Francaise.....................................................    17,215      420,784
#    Etablissements Maurel et Prom SA......................................   250,401      736,314

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- -----------
FRANCE -- (Continued)
     Euronext NV...........................................................   373,020 $30,092,307
#    Europcar Mobility Group...............................................   662,189   2,431,900
     Eutelsat Communications SA............................................ 1,279,751  24,276,769
     Exel Industries, Class A..............................................    10,459     456,237
     Faurecia SE...........................................................   113,499   5,296,787
     Fleury Michon SA......................................................     6,124     205,003
*    Fnac Darty S.A........................................................   127,014   7,352,193
     Gaumont SA............................................................    11,360   1,597,607
     Gaztransport Et Technigaz SA..........................................   126,899  11,578,065
#    GEA...................................................................     2,433     303,910
     Gevelot SA............................................................     3,466     750,347
     GL Events.............................................................    64,765   1,699,016
     Groupe Crit...........................................................    23,123   1,721,862
     Groupe Gorge..........................................................    23,816     399,227
#    Groupe Open...........................................................    30,206     375,194
     Groupe SFPI...........................................................    29,940      56,436
     Guerbet...............................................................    38,731   2,170,370
#    Haulotte Group SA.....................................................    75,426     412,401
#    HERIGE SADCS..........................................................     4,147     134,482
     HEXAOM................................................................    15,908     598,218
*    ID Logistics Group....................................................    14,585   2,788,390
#    Iliad SA..............................................................    48,891   5,066,838
#    Imerys SA.............................................................   208,694   8,061,570
     Ingenico Group SA.....................................................   424,498  45,392,020
# *  Innate Pharma SA......................................................    15,558      94,006
     IPSOS.................................................................   245,937   7,411,293
     Jacquet Metal Service SA..............................................    84,944   1,445,642
#    JCDecaux SA...........................................................    25,268     690,713
     Kaufman & Broad SA....................................................   124,014   4,731,053
     Korian SA.............................................................   380,676  16,143,306
     Lagardere SCA.........................................................   778,374  17,393,202
*    Lanson-BCC............................................................     8,795     241,123
*    Latecoere SACA........................................................   458,502   1,965,551
     Laurent-Perrier.......................................................    13,775   1,366,401
     Le Belier.............................................................    10,566     303,876
     Lectra................................................................   165,142   3,866,571
     Linedata Services.....................................................    14,505     417,450
     LISI..................................................................   114,054   4,009,002
     LNA Sante SA..........................................................    37,021   1,954,312
     Maisons du Monde SA...................................................   283,561   3,924,048
     Manitou BF SA.........................................................    66,476   1,358,383
     Manutan International.................................................    15,102   1,046,786
     Mersen SA.............................................................   125,596   4,088,987
# *  METabolic EXplorer SA.................................................   156,395     225,755
     Metropole Television SA...............................................   285,999   5,031,421
*    Mr Bricolage SA.......................................................    29,965      84,211
     Nexans SA.............................................................   221,611   9,017,821
     Nexity SA.............................................................   298,976  15,474,466
# *  Nicox.................................................................   145,865     728,886
     NRJ Group.............................................................    81,965     561,309
     Oeneo SA..............................................................   137,066   1,556,943
*    OL Groupe SA..........................................................    10,735      37,248
*    Onxeo SA..............................................................   246,319     145,721
# *  Onxeo SA..............................................................    48,958      28,888
# *  Pierre & Vacances SA..................................................    29,600     489,890
#    Plastivaloire.........................................................    52,074     352,297
     PSB Industries SA.....................................................     8,805     199,428
     Quadient..............................................................   287,438   6,155,847
#    Rallye SA.............................................................   156,235   1,455,301

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- ------------
FRANCE -- (Continued)
# *  Recylex SA............................................................   102,008 $    408,117
     Rexel SA.............................................................. 2,320,855   28,772,809
#    Robertet SA...........................................................     2,749    2,483,757
     Rothschild & Co.......................................................    99,703    2,804,066
     Rubis SCA.............................................................   608,177   35,266,736
#    Samse SA..............................................................     8,068    1,566,467
     Savencia SA...........................................................    33,888    2,250,242
     Seche Environnement SA................................................    16,034      608,095
     Societe BIC SA........................................................   180,119   12,509,884
# *  Societe des Bains de Mer et du Cercle des Etrangers a Monaco..........    59,027    3,571,434
     Societe Marseillaise du Tunnel Prado-Carenage SA......................     5,211      102,676
     Societe pour l'Informatique Industrielle..............................    41,811    1,110,068
*    SOITEC................................................................   128,068   14,126,076
# *  Solocal Group......................................................... 4,233,535    3,313,486
#    Somfy SA..............................................................   102,507    9,490,559
     Sopra Steria Group....................................................   104,887   14,397,958
     SPIE SA...............................................................   852,935   18,001,576
# *  SRP Groupe SA.........................................................    55,158       67,223
     Stef SA...............................................................    27,648    2,686,113
     Sword Group...........................................................    37,883    1,293,317
#    Synergie SA...........................................................    69,728    1,979,953
#    Tarkett SA............................................................   221,856    3,612,781
# *  Technicolor SA........................................................ 2,040,996    1,707,681
#    Television Francaise 1................................................   615,411    5,164,390
#    TFF Group.............................................................    12,398      492,094
#    Thermador Groupe......................................................    37,127    2,296,613
     Total Gabon...........................................................     3,171      460,042
     Trigano SA............................................................    55,119    4,971,071
#    Union Financiere de France BQE SA.....................................    18,317      421,415
# *  Vallourec SA.......................................................... 2,261,226    5,492,516
*    Valneva SE............................................................    61,086      171,022
     Vetoquinol SA.........................................................    19,343    1,260,531
     Vicat SA..............................................................   121,901    5,169,149
     VIEL & Cie SA.........................................................   162,802      869,718
     Vilmorin & Cie SA.....................................................    35,320    1,931,603
*    Virbac SA.............................................................    21,012    5,124,082
     Vranken-Pommery Monopole SA...........................................    22,338      540,802
     XPO Logistics Europe SADIR............................................        33       10,965
                                                                                      ------------
TOTAL FRANCE...............................................................            648,978,367
                                                                                      ------------
GERMANY -- (15.4%)
#    1&1 Drillisch AG......................................................    88,600    2,372,957
     7C Solarparken AG.....................................................    12,773       49,305
     Aareal Bank AG........................................................   455,580   15,294,593
*    Adler Modemaerkte AG..................................................    47,849      181,770
# *  ADLER Real Estate AG..................................................   245,889    2,834,438
     ADO Properties SA.....................................................   220,260    8,983,862
# *  ADVA Optical Networking SE............................................   364,431    2,571,526
# *  AIXTRON SE............................................................   549,541    5,024,054
     All for One Group AG..................................................     4,222      212,897
#    Allgeier SE...........................................................    46,014    1,214,247
#    Amadeus Fire AG.......................................................    41,125    5,180,553
     Atoss Software AG.....................................................     2,385      358,663
#    Aurubis AG............................................................   300,477   14,773,413
*    Axel Springer SE......................................................    11,260      788,096
#    Basler AG.............................................................    31,956    1,644,692
     Bauer AG..............................................................    82,351    1,311,160
     BayWa AG..............................................................   106,449    3,114,073
     BayWa AG..............................................................       124        4,149

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- -----------
GERMANY -- (Continued)
#    Bechtle AG............................................................   225,300 $24,398,771
     Bertrandt AG..........................................................    42,139   2,104,702
     bet-at-home.com AG....................................................    21,796   1,160,466
#    Bijou Brigitte AG.....................................................    22,217   1,130,360
#    Bilfinger SE..........................................................   240,674   8,033,813
     Borussia Dortmund GmbH & Co. KGaA.....................................   602,892   5,701,968
     CANCOM SE.............................................................   243,244  13,009,141
*    CECONOMY AG........................................................... 1,156,067   5,817,573
     CENIT AG..............................................................    53,174     721,280
     CENTROTEC Sustainable AG..............................................    14,855     261,012
     Cewe Stiftung & Co. KGAA..............................................    43,060   4,141,440
     comdirect bank AG.....................................................   217,781   3,283,529
     CompuGroup Medical SE.................................................   182,337  11,681,898
#    Corestate Capital Holding SA..........................................    77,099   2,875,137
     CropEnergies AG.......................................................   155,852   1,215,592
     CTS Eventim AG & Co. KGaA.............................................   442,453  26,797,580
#    Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen.....    11,455     623,111
*    DEAG Deutsche Entertainment AG........................................    28,157     132,767
     Deutsche Beteiligungs AG..............................................    96,185   3,905,466
#    Deutsche EuroShop AG..................................................   394,656  11,811,918
     Deutsche Pfandbriefbank AG............................................ 1,033,260  14,120,856
     Deutz AG.............................................................. 1,027,597   5,717,207
*    Dialog Semiconductor P.L.C............................................   621,432  27,952,191
     DIC Asset AG..........................................................   435,337   6,072,411
     DMG Mori AG...........................................................    15,692     743,433
#    Dr Hoenle AG..........................................................    35,751   1,856,285
     Draegerwerk AG & Co. KGaA.............................................    18,322     767,484
#    Duerr AG..............................................................   410,542  12,112,451
     Eckert & Ziegler Strahlen- und Medizintechnik AG......................    32,518   5,699,560
#    EDAG Engineering Group AG.............................................    52,516     650,807
#    Elmos Semiconductor AG................................................    92,807   2,601,178
# *  ElringKlinger AG......................................................   204,148   1,509,168
     Energiekontor AG......................................................     2,066      45,122
# *  Evotec SE.............................................................   543,848  12,457,202
#    Ferratum Oyj..........................................................    64,645     590,558
     Fielmann AG...........................................................   153,639  11,848,901
     First Sensor AG.......................................................    44,242   1,718,991
     FORTEC Elektronik AG..................................................       372       8,291
#    Francotyp-Postalia Holding AG, Class A................................    55,619     221,762
     Freenet AG............................................................   981,903  21,805,853
     FRIWO AG..............................................................       513      11,473
#    Fuchs Petrolub SE.....................................................    91,370   3,680,216
#    GEA Group AG..........................................................   890,332  27,192,379
     Gerresheimer AG.......................................................   262,222  21,146,921
     Gesco AG..............................................................    56,186   1,185,895
#    GFT Technologies SE...................................................   123,639   1,087,605
     Grand City Properties SA..............................................   806,380  18,878,443
#    GRENKE AG.............................................................    24,428   2,310,102
*    H&R GmbH & Co. KGaA...................................................    70,149     428,285
     Hamburger Hafen und Logistik AG.......................................   182,979   4,740,431
#    Hapag-Lloyd AG........................................................    60,729   4,411,661
     Hawesko Holding AG....................................................        52       1,938
# *  Heidelberger Druckmaschinen AG........................................ 1,982,859   2,573,212
     Hella GmbH & Co KGaA..................................................   244,384  11,887,773
     Highlight Communications AG...........................................    98,406     453,332
     HolidayCheck Group AG.................................................   222,207     606,656
     Hornbach Baumarkt AG..................................................    42,848     909,840
     Hornbach Holding AG & Co. KGaA........................................    31,349   1,894,362
     Hugo Boss AG..........................................................   488,688  20,604,306

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- -----------
GERMANY -- (Continued)
*    Hypoport AG...........................................................       310 $    96,075
     Indus Holding AG......................................................   133,474   5,086,815
#    Isra Vision AG........................................................   115,594   5,467,458
     IVU Traffic Technologies AG...........................................    50,314     615,381
     Jenoptik AG...........................................................   391,123  11,630,075
#    K+S AG................................................................ 1,567,865  22,263,660
     Kampa AG..............................................................     7,101           0
     KION Group AG.........................................................    43,790   2,913,687
#    Kloeckner & Co. SE....................................................   575,851   3,319,481
#    Koenig & Bauer AG.....................................................    95,477   3,155,197
#    Krones AG.............................................................   114,135   7,456,690
     KSB SE & Co. KGaA.....................................................     3,466   1,104,015
     KWS Saat SE & Co., KGaA...............................................    80,955   5,442,014
     Lanxess AG............................................................   628,306  40,826,813
#    Leifheit AG...........................................................    60,321   1,436,330
# *  Leoni AG..............................................................   245,460   2,907,640
*    LPKF Laser & Electronics AG...........................................    79,814   1,237,770
# *  Manz AG...............................................................    30,876     660,494
#    MasterFlex SE.........................................................    21,291     126,929
#    Mediclin AG...........................................................    88,966     549,549
# *  Medigene AG...........................................................   104,479     666,053
     METRO AG..............................................................   359,027   5,862,692
     MLP SE................................................................   415,171   2,120,554
     Nemetschek SE.........................................................   364,417  18,593,427
     New Work SE...........................................................    20,306   6,396,806
#    Nexus AG..............................................................    87,089   3,083,176
# *  Nordex SE.............................................................   508,398   6,637,531
     Norma Group SE........................................................   237,761   8,728,230
#    OHB SE................................................................    38,414   1,522,862
#    OSRAM Licht AG........................................................   602,174  26,956,108
#    Paragon GmbH & Co. KGaA...............................................    14,660     190,253
     Patrizia AG...........................................................   358,404   7,363,953
#    Pfeiffer Vacuum Technology AG.........................................    53,444   8,370,209
     PNE AG................................................................   493,007   2,187,517
     Progress-Werk Oberkirch AG............................................     8,558     232,770
     ProSiebenSat.1 Media SE............................................... 1,109,960  16,390,463
#    PSI Software AG.......................................................    50,278   1,068,623
*    QIAGEN NV.............................................................    60,013   1,805,134
#    QSC AG................................................................   724,521   1,000,218
*    R Stahl AG............................................................    14,952     444,143
     Rheinmetall AG........................................................   339,164  40,905,414
     RHOEN-KLINIKUM AG.....................................................   233,180   4,802,869
     RIB Software SE.......................................................   292,708   7,605,880
*    Rocket Internet SE....................................................   497,217  13,203,777
#    S&T AG................................................................   316,569   6,751,178
     SAF-Holland SA........................................................   362,112   2,556,621
     Salzgitter AG.........................................................   310,376   5,628,062
# *  Schaltbau Holding AG..................................................    32,728   1,110,466
     Schloss Wachenheim AG.................................................     8,017     150,971
     Scout24 AG............................................................   271,406  16,823,467
#    Secunet Security Networks AG..........................................     6,248     809,762
# *  Senvion SA............................................................    31,747       2,408
# *  SGL Carbon SE.........................................................   293,218   1,362,821
# *  Shop Apotheke Europe NV...............................................    24,816   1,082,414
#    Siltronic AG..........................................................   153,046  14,576,002
#    Sixt Leasing SE.......................................................    64,806     808,415
     Sixt SE...............................................................    96,696   9,456,028
# *  SLM Solutions Group AG................................................     9,386     168,459
*    SMA Solar Technology AG...............................................    87,177   2,725,791

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- ------------
GERMANY -- (Continued)
# *  SMT Scharf AG.........................................................    22,763 $    234,750
     Softing AG............................................................    26,963      233,256
     Software AG...........................................................   395,714   12,588,055
     Stabilus SA...........................................................   170,155    9,552,787
     STRATEC SE............................................................    24,452    1,847,259
#    Stroeer SE & Co. KGaA.................................................   216,062   17,407,761
     Suedzucker AG.........................................................   584,233    8,407,585
# *  SUESS MicroTec SE.....................................................   137,494    1,519,426
     Surteco Group SE......................................................    46,502    1,020,272
     Syzygy AG.............................................................     2,030       17,598
     TAG Immobilien AG..................................................... 1,024,715   24,902,336
     Takkt AG..............................................................   203,963    2,425,869
#    Technotrans SE........................................................    47,270      895,167
# *  Tele Columbus AG......................................................   296,432      697,726
     TLG Immobilien AG.....................................................   722,981   21,202,568
     Traffic Systems SE....................................................    35,766      878,384
     VERBIO Vereinigte BioEnergie AG.......................................   151,277    1,524,392
     Vossloh AG............................................................    68,437    2,802,451
#    Wacker Chemie AG......................................................    89,853    7,039,208
#    Wacker Neuson SE......................................................   220,998    3,773,117
     Washtec AG............................................................    76,707    3,854,709
     Wuestenrot & Wuerttembergische AG.....................................   115,343    2,360,264
     Zeal Network SE.......................................................    53,863    1,207,475
                                                                                      ------------
TOTAL GERMANY..............................................................            940,066,528
                                                                                      ------------
GREECE -- (0.0%)
     Alfa Alfa Energy SA...................................................     3,810            0
*    Babis Vovos International Construction SA.............................    21,073            0
     Elektroniki Athinon SA................................................     7,497            0
*    Neorion Holdings SA...................................................    14,991            0
                                                                                      ------------
TOTAL GREECE...............................................................                      0
                                                                                      ------------
IRELAND -- (0.5%)
     Bank of Ireland Group P.L.C........................................... 1,322,638    6,375,162
     C&C Group P.L.C....................................................... 1,526,948    7,517,676
     Cairn Homes P.L.C..................................................... 1,141,494    1,477,228
*    Datalex P.L.C.........................................................   107,125       82,080
     FBD Holdings P.L.C....................................................   125,459    1,244,835
     FBD Holdings P.L.C....................................................     9,798       96,878
     Flutter Entertainment P.L.C...........................................     1,546      159,775
     Glanbia P.L.C.........................................................   285,853    3,188,041
     Glanbia P.L.C.........................................................   700,613    7,828,606
     Irish Continental Group P.L.C.........................................   575,727    2,753,227
     Irish Continental Group P.L.C.........................................   234,200    1,153,174
*    Permanent TSB Group Holdings P.L.C....................................   165,531      218,557
                                                                                      ------------
TOTAL IRELAND..............................................................             32,095,239
                                                                                      ------------
ISRAEL -- (3.0%)
     Adgar Investment and Development, Ltd.................................    19,117       46,443
*    ADO Group, Ltd........................................................    99,315    2,802,711
     Afcon Holdings, Ltd...................................................     1,840       95,661
*    AFI Properties, Ltd...................................................    98,160    3,501,079
     Africa Israel Residences, Ltd.........................................     2,237       61,291
# *  Airport City, Ltd.....................................................   435,460    8,222,769
*    Albaad Massuot Yitzhak, Ltd...........................................     2,660       18,221
*    Allot, Ltd............................................................   189,732    1,473,302
     Alony Hetz Properties & Investments, Ltd..............................   339,929    4,907,374
     Alrov Properties and Lodgings, Ltd....................................    49,177    2,134,880

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                            --------- ----------
ISRAEL -- (Continued)
     Amot Investments, Ltd.................................................   453,393 $3,191,558
#    Arad, Ltd.............................................................    16,809    252,807
# *  Arko Holdings, Ltd.................................................... 1,440,389    599,934
     Ashtrom Group, Ltd....................................................    91,547  1,029,996
     Ashtrom Properties, Ltd...............................................   202,423  1,345,350
     AudioCodes, Ltd.......................................................   178,789  3,772,400
# *  Avgol Industries 1953, Ltd............................................   468,925    425,566
*    Azorim-Investment Development & Construction Co., Ltd.................   434,861    806,484
     Bayside Land Corp.....................................................     6,361  4,268,832
#    Bet Shemesh Engines Holdings 1997, Ltd................................    18,991    777,862
     Big Shopping Centers, Ltd.............................................    32,218  2,915,045
     Blue Square Real Estate, Ltd..........................................    36,269  1,849,459
*    Bonus Biogroup, Ltd...................................................   613,036     81,136
*    Brack Capital Properties NV...........................................    17,815  2,029,986
#    Brainsway, Ltd........................................................    54,222    233,474
     Camtek, Ltd...........................................................   116,162  1,250,841
     Carasso Motors, Ltd...................................................    94,524    438,610
*    Cellcom Israel, Ltd...................................................   379,471    969,158
# *  Ceragon Networks, Ltd.................................................   266,244    793,407
*    Clal Biotechnology Industries, Ltd....................................   182,384     83,967
*    Clal Insurance Enterprises Holdings, Ltd..............................   223,643  3,449,807
     Cohen Development & Industrial Buildings, Ltd.........................     3,184     69,155
# *  Compugen, Ltd.........................................................   197,189    959,121
#    Danel Adir Yeoshua, Ltd...............................................    22,019  1,609,277
     Delek Automotive Systems, Ltd.........................................   222,032    863,187
     Delta-Galil Industries, Ltd...........................................    71,758  1,818,777
     Dor Alon Energy in Israel 1988, Ltd...................................    10,182    207,503
*    El Al Israel Airlines................................................. 1,110,380    428,238
     Electra Consumer Products 1970, Ltd...................................    46,445    783,669
*    Electra Real Estate, Ltd..............................................    16,980    119,160
     Electra, Ltd..........................................................    12,544  4,440,188
*    Energix-Renewable Energies, Ltd.......................................   885,288  2,295,955
# *  Enlight Renewable Energy, Ltd......................................... 2,163,770  2,564,365
*    Equital, Ltd..........................................................   110,847  3,212,883
*    Evogene, Ltd..........................................................    79,189    122,818
*    First International Bank Of Israel, Ltd...............................    36,746  1,008,799
     FMS Enterprises Migun, Ltd............................................    19,186    710,454
# *  Foresight Autonomous Holdings, Ltd....................................   172,589     48,597
     Formula Systems 1985, Ltd.............................................    62,881  4,189,417
     Fox Wizel, Ltd........................................................    57,530  2,226,216
     Gilat Satellite Networks, Ltd.........................................   225,761  1,831,523
#    Hadera Paper, Ltd.....................................................    24,531  1,179,750
# *  Hamlet Israel-Canada, Ltd.............................................    32,722    638,226
     Harel Insurance Investments & Financial Services, Ltd.................   757,790  6,060,335
     Hilan, Ltd............................................................    98,707  4,365,248
#    IDI Insurance Co., Ltd................................................    44,710  1,597,702
     IES Holdings, Ltd.....................................................         1         73
*    Industrial Buildings Corp., Ltd....................................... 1,009,017  2,239,180
#    Inrom Construction Industries, Ltd....................................   359,992  1,353,766
# *  Intercure, Ltd........................................................    52,127     69,933
     Israel Canada T.R, Ltd................................................    76,478    143,107
     Israel Land Development - Urban Renewal, Ltd..........................    31,316    325,958
#    Isras Investment Co., Ltd.............................................     5,159  1,131,603
     Issta Lines, Ltd......................................................    11,573    227,413
# *  Kamada, Ltd...........................................................   204,692  1,070,569
     Kenon Holdings, Ltd...................................................   110,996  2,430,689
     Kerur Holdings, Ltd...................................................    31,380    863,747
#    Klil Industries, Ltd..................................................     5,696    478,197
     Magic Software Enterprises, Ltd.......................................   133,292  1,262,039

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                              SHARES      VALUE>>
                                                                            ----------- ------------
ISRAEL -- (Continued)
     Matrix IT, Ltd........................................................     238,821 $  4,389,394
#    Maytronics, Ltd.......................................................     283,393    2,486,154
     Mediterranean Towers, Ltd.............................................     326,956      935,426
#    Mega Or Holdings, Ltd.................................................      81,523    1,937,851
# *  Mehadrin, Ltd.........................................................       3,072      118,750
     Meitav Dash Investments, Ltd..........................................     100,871      409,589
     Melisron, Ltd.........................................................      48,502    2,940,899
     Menora Mivtachim Holdings, Ltd........................................     183,483    2,942,839
     Migdal Insurance & Financial Holding, Ltd.............................   2,546,207    2,642,936
     Minrav Holdings, Ltd..................................................         263       38,521
     Mivtach Shamir Holdings, Ltd..........................................      24,053      470,448
     Municipal Bank, Ltd...................................................       1,031      221,514
     Naphtha Israel Petroleum Corp., Ltd...................................     244,337    1,369,236
*    Nawi Brothers, Ltd....................................................     107,829      685,806
     Neto ME Holdings, Ltd.................................................       8,982      765,584
*    Nova Measuring Instruments, Ltd.......................................     182,733    6,134,559
#    NR Spuntech Industries, Ltd...........................................      76,176      131,990
     Oil Refineries, Ltd...................................................   9,073,048    4,658,322
     One Software Technologies, Ltd........................................       1,451      102,078
#    OPC Energy, Ltd.......................................................      37,641      303,902
*    Partner Communications Co., Ltd.......................................     816,972    3,682,638
#    Paz Oil Co., Ltd......................................................      56,718    8,696,982
*    Perion Network, Ltd...................................................      12,378       66,219
     Phoenix Holdings, Ltd. (The)..........................................     571,475    3,485,891
     Plasson Industries, Ltd...............................................      20,585      960,072
     Pluristem Therapeutics, Inc...........................................      17,233        5,730
*    Pluristem Therapeutics, Inc...........................................       1,813        6,027
#    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd...................      50,072    2,798,997
# *  Redhill Biopharma, Ltd................................................     613,939      413,917
#    Scope Metals Group, Ltd...............................................      47,147    1,145,799
     Shapir Engineering and Industry, Ltd..................................     593,025    2,939,666
#    Shikun & Binui, Ltd...................................................   1,337,236    5,306,626
#    Shufersal, Ltd........................................................     702,742    4,751,970
     Summit Real Estate Holdings, Ltd......................................     202,039    2,582,629
*    Suny Cellular Communication, Ltd......................................     473,129      236,348
     Tadiran Holdings, Ltd.................................................      14,981      524,892
*    Tower Semiconductor, Ltd..............................................     131,252    2,900,959
*    Union Bank of Israel..................................................     199,952      970,705
     YH Dimri Construction & Development, Ltd..............................       3,893      105,977
                                                                                        ------------
TOTAL ISRAEL...............................................................              184,044,089
                                                                                        ------------
ITALY -- (9.7%)
# *  A.S. Roma SpA.........................................................     856,401      479,988
     A2A SpA...............................................................  10,193,924   20,464,068
     ACEA SpA..............................................................     407,737    8,114,741
# *  Aeffe SpA.............................................................     310,503      530,473
     Amplifon SpA..........................................................     702,969   17,678,490
     Anima Holding SpA.....................................................   1,876,634    8,146,595
#    Aquafil SpA...........................................................      83,289      650,583
*    Arnoldo Mondadori Editore SpA.........................................   1,200,844    2,680,322
     Ascopiave SpA.........................................................     574,531    2,389,402
     Autogrill SpA.........................................................     976,190    9,651,368
     Autostrade Meridionali SpA............................................       3,917      131,607
     Avio SpA..............................................................      90,389    1,234,549
     Azimut Holding SpA....................................................     925,979   19,041,483
     B&C Speakers SpA......................................................      18,289      255,083
# *  Banca Carige SpA...................................................... 148,414,098       99,316
     Banca Farmafactoring SpA..............................................     752,190    4,558,254
#    Banca Finnat Euramerica SpA...........................................     616,149      185,517

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- -----------
ITALY -- (Continued)
     Banca Generali SpA....................................................    431,373 $14,082,798
     Banca IFIS SpA........................................................    166,228   2,820,111
# *  Banca Monte dei Paschi di Siena SpA...................................    213,039     343,323
     Banca Popolare di Sondrio SCPA........................................  3,145,191   6,290,087
#    Banca Profilo SpA.....................................................  1,814,636     321,918
     Banca Sistema SpA.....................................................    338,669     608,916
# *  Banco BPM SpA......................................................... 12,626,497  28,742,468
#    Banco di Desio e della Brianza SpA....................................    238,796     541,001
     BasicNet SpA..........................................................    169,891     912,718
     BE....................................................................    564,587     682,782
     Biesse SpA............................................................     88,272   1,105,608
     BPER Banca............................................................  3,576,937  16,002,455
#    Brunello Cucinelli SpA................................................    251,092   7,870,161
     Buzzi Unicem SpA......................................................    632,779  15,268,082
     Cairo Communication SpA...............................................    546,490   1,405,716
#    Carraro SpA...........................................................    162,374     337,819
     Cembre SpA............................................................     10,902     259,579
     Cementir Holding NV...................................................    361,631   2,432,465
     Cerved Group SpA......................................................  1,380,566  13,436,335
     CIR-Compagnie Industriali Riunite SpA.................................  2,650,178   2,730,163
     Credito Emiliano SpA..................................................    583,283   3,373,520
# *  Credito Valtellinese SpA.............................................. 49,592,616   3,378,097
# *  d'Amico International Shipping SA.....................................  2,577,810     378,475
#    Danieli & C Officine Meccaniche SpA...................................    101,008   1,745,341
     Datalogic SpA.........................................................    126,734   1,961,994
     De' Longhi SpA........................................................    416,772   7,676,856
     DeA Capital SpA.......................................................    778,374   1,186,983
     DiaSorin SpA..........................................................     83,904   9,460,254
     doValue SpA...........................................................     82,498     975,729
     El.En. SpA............................................................     34,312     973,350
# *  Elica SpA.............................................................    150,740     403,531
     Emak SpA..............................................................    388,913     368,174
     Enav SpA..............................................................  1,348,216   7,851,352
     ERG SpA...............................................................    420,457   8,899,684
     Esprinet SpA..........................................................    235,490     978,279
# *  Eurotech SpA..........................................................    276,627   2,711,974
*    Expert System SpA.....................................................     45,395     149,330
# *  Exprivia SpA..........................................................    109,673      99,236
     Falck Renewables SpA..................................................    988,254   4,404,833
     Fiera Milano SpA......................................................    182,588     892,803
#    Fila SpA..............................................................    141,852   2,437,002
# *  Fincantieri SpA.......................................................  3,883,790   4,098,325
#    FinecoBank Banca Fineco SpA...........................................    135,509   1,527,638
     FNM SpA...............................................................  1,333,873     875,725
#    Freni Brembo SpA......................................................  1,149,779  12,232,960
*    GEDI Gruppo Editoriale SpA............................................    927,122     291,275
#    Gefran SpA............................................................     37,987     292,159
     Geox SpA..............................................................    604,392     842,528
#    Gima TT SpA...........................................................     59,692     462,224
     Gruppo MutuiOnline SpA................................................    169,566   3,366,870
*    Guala Closures SpA....................................................     27,660     200,551
     Hera SpA..............................................................  6,455,969  27,655,462
#    Illimity Bank SpA.....................................................     61,470     598,067
#    IMA Industria Macchine Automatiche SpA................................    129,592   8,823,710
*    IMMSI SpA.............................................................  1,338,219     845,235
*    Intek Group SpA.......................................................  1,988,916     643,136
     Interpump Group SpA...................................................    569,177  15,603,014
     Iren SpA..............................................................  5,087,546  15,794,083
     Italgas SpA...........................................................  3,818,401  24,581,718

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- ------------
ITALY -- (Continued)
     Italmobiliare SpA.....................................................    66,013 $  1,765,923
     IVS Group SA..........................................................    56,191      609,599
# *  Juventus Football Club SpA............................................ 3,178,690    4,984,416
     La Doria SpA..........................................................    80,464      793,099
#    Maire Tecnimont SpA................................................... 1,175,046    3,078,963
     MARR SpA..............................................................   234,377    4,925,576
     Massimo Zanetti Beverage Group SpA....................................    65,668      420,258
# *  Mediaset SpA.......................................................... 3,820,606   11,426,519
#    Openjobmetis SpA agenzia per il lavoro................................    63,025      523,660
# *  OVS SpA............................................................... 1,309,356    2,612,760
     Piaggio & C SpA....................................................... 1,557,750    4,902,338
#    Pirelli & C SpA.......................................................   880,923    5,092,516
#    Prima Industrie SpA...................................................    32,468      479,275
#    Prysmian SpA..........................................................   442,254   10,230,350
     RAI Way SpA...........................................................   549,510    3,389,036
#    Reno de Medici SpA.................................................... 1,282,618    1,066,974
     Reply SpA.............................................................   150,466    9,805,317
     Retelit SpA...........................................................   812,002    1,518,385
     Richard-Ginori 1735 SpA...............................................     8,489            0
#    Rizzoli Corriere Della Sera Mediagroup SpA............................ 1,132,439    1,163,220
     Sabaf SpA.............................................................    49,948      668,309
     SAES Getters SpA......................................................    26,758      754,936
*    Safilo Group SpA......................................................   233,748      249,300
# *  Saipem SpA............................................................ 5,057,693   22,957,059
# *  Salini Impregilo SpA.................................................. 1,282,257    2,610,663
     Salvatore Ferragamo SpA...............................................   377,547    7,061,246
     Saras SpA............................................................. 4,486,402    8,615,746
     Servizi Italia SpA....................................................    62,874      191,509
     Sesa SpA..............................................................    55,676    2,478,093
     Societa Cattolica di Assicurazioni SC................................. 1,232,188   10,748,637
     Societa Iniziative Autostradali e Servizi SpA.........................   338,188    5,848,235
# *  Sogefi SpA............................................................   332,859      520,917
#    SOL SpA...............................................................   171,736    2,010,767
     Tamburi Investment Partners SpA.......................................   805,238    5,760,180
#    Technogym SpA.........................................................   667,996    7,369,809
*    Tinexta S.p.A.........................................................   139,927    2,058,677
#    Tod's SpA.............................................................    73,658    3,490,792
# *  TREVI - Finanziaria Industriale SpA...................................   114,680       32,089
#    TXT e-solutions SpA...................................................    40,719      383,684
     Unieuro SpA...........................................................    67,560      978,536
#    Unione di Banche Italiane SpA......................................... 7,724,232   23,530,091
     Unipol Gruppo SpA..................................................... 3,250,383   18,140,593
     UnipolSai Assicurazioni SpA...........................................   348,889      973,734
     Zignago Vetro SpA.....................................................   200,088    2,278,074
                                                                                      ------------
TOTAL ITALY................................................................            590,027,681
                                                                                      ------------
NETHERLANDS -- (6.4%)
     Aalberts NV...........................................................   728,381   29,352,137
     Accell Group NV.......................................................   157,310    3,907,613
*    AFC Ajax NV...........................................................    13,955      298,086
# *  Altice Europe NV...................................................... 4,683,910   26,800,426
*    Altice Europe NV, Class B.............................................   159,363      915,885
#    AMG Advanced Metallurgical Group NV...................................   184,488    4,539,063
     Amsterdam Commodities NV..............................................   119,553    2,575,420
     APERAM SA.............................................................   390,560   10,006,930
     Arcadis NV............................................................   538,893   10,653,936
     ASM International NV..................................................   331,781   33,450,744
     ASR Nederland NV......................................................   688,282   25,231,450
     Atag Group NV.........................................................     4,630            0

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- ------------
NETHERLANDS -- (Continued)
*    Basic-Fit NV..........................................................   181,080 $  5,538,327
     BE Semiconductor Industries NV........................................   589,568   21,856,942
# *  Beter Bed Holding NV..................................................    22,883       56,621
#    Boskalis Westminster..................................................   653,419   14,382,444
#    Brunel International NV...............................................   158,072    1,463,819
     Corbion NV............................................................   418,361   12,086,154
     Flow Traders..........................................................   226,049    5,323,538
     ForFarmers NV.........................................................   217,117    1,317,265
# *  Fugro NV..............................................................   597,586    5,416,950
     GrandVision NV........................................................   173,216    5,295,229
# *  Heijmans NV...........................................................   163,686    1,325,494
     Hunter Douglas NV.....................................................    24,041    1,540,031
     IMCD NV...............................................................   357,303   27,899,685
#    Intertrust NV.........................................................   464,189    8,836,472
#    Kendrion NV...........................................................   107,439    2,282,547
#    Koninklijke BAM Groep NV.............................................. 1,955,582    4,964,917
#    Koninklijke Vopak NV..................................................   232,211   12,756,663
*    Lucas Bols NV.........................................................    20,321      322,818
     Nederland Apparatenfabriek............................................    33,193    1,782,175
*    OCI NV................................................................   327,478    7,363,135
     Ordina NV.............................................................   673,792    1,376,659
#    PostNL NV............................................................. 3,398,256    7,807,912
     SBM Offshore NV....................................................... 1,376,758   23,742,884
#    SIF Holding NV........................................................    35,317      509,142
     Signify NV............................................................   712,323   20,871,103
#    Sligro Food Group NV..................................................   166,919    4,248,554
#    SNS NV................................................................   705,718            0
*    Takeaway.com NV.......................................................   233,901   19,078,929
     TKH Group NV..........................................................   272,075   13,947,250
     TomTom NV.............................................................   545,686    6,179,638
     Van Lanschot Kempen NV................................................    77,449    1,785,662
                                                                                      ------------
TOTAL NETHERLANDS..........................................................            389,090,649
                                                                                      ------------
NORWAY -- (2.3%)
     ABG Sundal Collier Holding ASA........................................ 2,436,095      900,420
     AF Gruppen ASA........................................................    68,590    1,319,986
*    Akastor ASA........................................................... 1,077,318    1,221,652
*    Aker Solutions ASA.................................................... 1,116,886    2,578,737
     American Shipping Co. ASA.............................................   208,951      815,465
# *  Archer, Ltd...........................................................   745,010      281,942
     Arendals Fossekompani A.S.............................................        90       22,106
     Atea ASA..............................................................   530,643    6,704,897
     Austevoll Seafood ASA.................................................   310,041    3,130,818
*    Avance Gas Holding, Ltd...............................................   414,113    1,891,682
# *  Axactor SE............................................................   856,868    1,660,378
#    B2Holding ASA......................................................... 1,157,660    1,025,184
     Bonheur ASA...........................................................   142,873    2,822,452
     Borregaard ASA........................................................   743,872    7,167,161
     BW LPG, Ltd...........................................................   735,889    5,153,714
*    BW Offshore, Ltd......................................................   837,993    6,400,237
     Data Respons ASA......................................................    24,347       96,627
#    DNO ASA............................................................... 4,227,991    5,137,951
# *  DOF ASA...............................................................   264,493       39,836
     Europris ASA.......................................................... 1,202,990    3,264,762
# *  FLEX LNG, Ltd.........................................................   160,293    1,486,399
*    Frontline, Ltd........................................................   584,049    6,144,047
# *  Funcom NV.............................................................   448,602      655,039
     Grieg Seafood ASA.....................................................   375,532    4,605,388
# *  Hexagon Composites ASA................................................   655,884    2,216,733

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- ------------
NORWAY -- (Continued)
     Hoegh LNG Holdings, Ltd...............................................    261,647 $  1,011,151
# *  IDEX ASA..............................................................    506,708       31,837
     Itera ASA.............................................................     10,713       10,714
*    Kongsberg Automotive ASA..............................................  2,171,519    1,131,222
     Kongsberg Gruppen ASA.................................................     79,924    1,180,749
#    Kvaerner ASA..........................................................  1,605,790    2,038,016
     Magnora ASA...........................................................    138,602       98,009
# *  NEL ASA...............................................................  8,250,620    7,153,622
# *  Nordic Nanovector ASA.................................................    328,770      739,549
# *  Nordic Semiconductor ASA..............................................  1,023,022    5,826,881
#    Norway Royal Salmon ASA...............................................     93,756    2,215,677
# *  Norwegian Air Shuttle ASA.............................................    490,935    2,386,790
*    Norwegian Finans Holding ASA..........................................    654,515    6,321,395
#    Norwegian Property ASA................................................     43,744       62,809
#    Ocean Yield ASA.......................................................    349,992    1,957,071
*    Odfjell Drilling, Ltd.................................................    654,039    1,897,101
*    Odfjell SE, Class A...................................................    137,586      432,710
     Olav Thon Eiendomsselskap ASA.........................................    116,521    1,851,736
*    Otello Corp. ASA......................................................    587,281      986,305
# *  Panoro Energy ASA.....................................................    336,949      915,790
*    PGS ASA...............................................................  2,204,670    3,731,355
# *  PhotoCure ASA.........................................................    106,211      678,697
*    Prosafe SE............................................................    319,687      250,522
# *  Protector Forsikring ASA..............................................    442,424    2,232,151
*    Q-Free ASA............................................................    179,836      130,201
# *  REC Silicon ASA.......................................................  1,551,847      520,176
     Sbanken ASA...........................................................    479,365    3,405,773
#    Scatec Solar ASA......................................................    570,555    6,347,297
     Selvaag Bolig ASA.....................................................    298,532    1,646,939
#    Solon Eiendom ASA.....................................................     56,855      207,573
     Stolt-Nielsen, Ltd....................................................    189,009    2,327,666
     TGS NOPEC Geophysical Co. ASA.........................................     69,467    1,804,153
     Treasure ASA..........................................................    314,079      465,491
     Veidekke ASA..........................................................    713,127    7,733,003
#    Wallenius Wilhelmsen ASA..............................................    227,598      496,473
     Wilh Wilhelmsen Holding ASA, Class A..................................     68,304    1,061,381
# *  XXL ASA...............................................................    355,913      729,558
                                                                                       ------------
TOTAL NORWAY...............................................................             138,761,156
                                                                                       ------------
PORTUGAL -- (1.0%)
     Altri SGPS SA.........................................................    569,324    3,475,233
     Banco Comercial Portugues SA, Class R................................. 64,683,272   14,668,477
     Banco Espirito Santo SA...............................................  4,777,921            0
#    CTT-Correios de Portugal SA...........................................  1,106,710    3,538,222
#    Ibersol SGPS SA.......................................................     36,721      307,333
#    Mota-Engil SGPS SA....................................................    798,468    1,768,736
     Navigator Co. SA (The)................................................  2,044,995    7,379,804
     NOS SGPS SA...........................................................  2,046,029   12,164,149
     Novabase SGPS SA......................................................     72,649      203,968
     REN - Redes Energeticas Nacionais SGPS SA.............................  3,152,817    9,358,221
     Semapa-Sociedade de Investimento e Gestao.............................    174,523    2,403,557
     Sonae Capital SGPS SA.................................................    789,547      622,239
     Sonae SGPS SA.........................................................  6,828,206    6,889,237
                                                                                       ------------
TOTAL PORTUGAL.............................................................              62,779,176
                                                                                       ------------
SPAIN -- (6.0%)
     Acciona SA............................................................    190,411   19,836,689
     Acerinox SA...........................................................  1,257,724   11,791,597

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- -----------
SPAIN -- (Continued)
# *  Adveo Group International SA..........................................     84,445 $     8,561
     Alantra Partners SA...................................................     69,717   1,185,124
#    Almirall SA...........................................................    478,628   8,989,625
# *  Amper SA..............................................................  6,171,198   1,798,238
     Applus Services SA....................................................    915,222  11,059,916
     Atresmedia Corp. de Medios de Comunicacion SA.........................    609,294   2,549,947
     Azkoyen SA............................................................     67,253     514,568
     Banco de Sabadell SA..................................................  9,595,372  10,547,514
     Bankia SA.............................................................  1,000,773   1,909,294
     Bankinter SA..........................................................  1,851,705  12,824,712
     Bolsas y Mercados Espanoles SHMSF SA..................................    501,422  13,909,053
# *  Caja de Ahorros del Mediterraneo......................................    116,412           0
     Cellnex Telecom S.A...................................................    198,576   8,562,098
#    Cellnex Telecom SA....................................................    684,045  29,515,742
     Cia de Distribucion Integral Logista Holdings SA......................    363,381   7,619,010
     CIE Automotive SA.....................................................    504,560  12,567,242
     Construcciones y Auxiliar de Ferrocarriles SA.........................    129,944   5,835,368
# *  Deoleo SA.............................................................  1,879,523     100,284
# *  Distribuidora Internacional de Alimentacion SA........................     18,821       3,675
     Ebro Foods SA.........................................................    533,238  11,706,106
# *  eDreams ODIGEO SA.....................................................    410,996   1,888,312
     Elecnor SA............................................................    200,108   2,310,610
     Enagas SA.............................................................    945,913  23,406,228
#    Ence Energia y Celulosa SA............................................  1,139,858   4,501,137
     Ercros SA.............................................................    793,840   2,023,618
     Euskaltel SA..........................................................    530,684   4,942,113
     Faes Farma SA.........................................................  2,028,081  11,654,515
*    Fluidra SA............................................................    357,448   4,460,692
     Fomento de Construcciones y Contratas SA..............................    330,043   3,993,663
*    Global Dominion Access SA.............................................    710,368   2,982,214
     Grupo Catalana Occidente SA...........................................    248,935   8,721,249
# *  Grupo Empresarial San Jose SA.........................................    153,495   1,188,138
# *  Grupo Ezentis SA......................................................  1,683,706     957,605
     Iberpapel Gestion SA..................................................     47,911   1,318,636
# *  Indra Sistemas SA.....................................................    859,495   8,302,813
     Laboratorios Farmaceuticos Rovi SA....................................     72,954   1,780,179
     Liberbank SA.......................................................... 13,599,029   4,356,582
*    Masmovil Ibercom SA...................................................    397,063   9,193,442
     Mediaset Espana Comunicacion SA.......................................  1,072,499   6,562,470
     Melia Hotels International SA.........................................    793,796   6,472,756
#    Miquel y Costas & Miquel SA...........................................    145,855   2,451,232
# *  Obrascon Huarte Lain SA...............................................    926,681   1,068,383
# *  Pharma Mar SA.........................................................  1,334,762   2,842,868
     Prim SA...............................................................     39,523     473,609
*    Promotora de Informaciones SA, Class A................................  2,378,213   3,533,053
     Prosegur Cia de Seguridad SA..........................................  1,802,082   6,993,269
# *  Quabit Inmobiliaria SA................................................    822,731     720,202
*    Realia Business SA....................................................  1,782,137   1,758,419
     Renta 4 Banco SA......................................................        442       3,251
     Sacyr S.A.............................................................  3,190,457   9,077,387
# *  Solaria Energia y Medio Ambiente SA...................................    395,783   3,064,788
*    Talgo SA..............................................................    644,045   4,025,575
*    Tecnicas Reunidas SA..................................................    202,691   5,102,110
     Tubacex SA............................................................    799,622   2,373,166
#    Unicaja Banco SA......................................................  1,933,461   1,750,914
#    Vidrala SA............................................................    110,672   9,620,602
#    Viscofan SA...........................................................    281,337  15,257,811
     Vocento SA............................................................    352,577     477,808

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- ------------
SPAIN -- (Continued)
     Zardoya Otis SA....................................................... 1,139,409 $  8,639,070
                                                                                      ------------
TOTAL SPAIN................................................................            363,084,852
                                                                                      ------------
SWEDEN -- (7.2%)
*    AcadeMedia AB.........................................................   363,816    1,842,150
*    Adapteo Oyj...........................................................   277,432    3,037,326
     AddLife AB, Class B...................................................    85,418    1,914,007
     AddNode Group AB......................................................    84,058    1,499,940
     AddTech AB, Class B...................................................   383,287   10,666,255
     AF POYRY AB...........................................................   691,852   14,728,185
     Alimak Group AB.......................................................   255,129    3,364,057
*    Arise AB..............................................................    36,861      103,086
     Arjo AB, Class B......................................................   699,340    2,884,306
     Atrium Ljungberg AB, Class B..........................................   248,215    4,942,652
#    Attendo AB............................................................   668,745    3,414,681
#    Avanza Bank Holding AB................................................   813,250    6,938,367
     BE Group AB...........................................................    27,710      107,920
     Beijer Alma AB........................................................   284,395    3,657,334
#    Beijer Electronics Group AB...........................................    91,696      476,495
     Beijer Ref AB.........................................................   449,196   12,127,056
     Bergman & Beving AB...................................................   193,579    1,693,601
     Besqab AB.............................................................    21,962      328,120
#    Betsson AB............................................................   985,787    4,855,584
     Bilia AB, Class A.....................................................   664,671    6,670,201
#    BillerudKorsnas AB....................................................   446,332    5,368,068
     BioGaia AB, Class B...................................................   122,939    4,684,206
     Biotage AB............................................................   460,673    4,758,816
     Bjorn Borg AB.........................................................    99,769      225,640
     Bonava AB, Class B....................................................   461,683    4,452,743
     Bravida Holding AB....................................................   947,317    8,729,138
     Bufab AB..............................................................   216,910    2,365,824
#    Bulten AB.............................................................   119,933      736,251
     Bure Equity AB........................................................   451,708    6,981,992
# *  Byggmax Group AB......................................................   388,681    1,090,912
     Catena AB.............................................................   151,646    5,554,738
*    Cavotec SA............................................................    79,682      116,509
     Clas Ohlson AB, Class B...............................................   148,783    1,431,598
     Cloetta AB, Class B................................................... 1,704,263    5,786,880
*    Collector AB..........................................................   144,838      705,176
     Concentric AB.........................................................   372,059    4,974,435
     Coor Service Management Holding AB....................................   263,417    2,251,611
     Corem Property Group AB, Class B......................................   163,626      364,705
     Dios Fastigheter AB...................................................   859,999    7,164,452
     Dometic Group AB...................................................... 1,028,220    9,546,229
*    Doro AB...............................................................   155,569      676,870
     Duni AB...............................................................   218,979    2,937,005
#    Dustin Group AB.......................................................   452,450    3,607,132
     Eastnine AB...........................................................   126,421    1,548,212
     Elanders AB, Class B..................................................    54,920      472,852
# *  Eltel AB..............................................................   201,453      435,217
*    Enea AB...............................................................    93,905    1,586,028
     eWork Group AB........................................................    32,666      233,463
#    Fagerhult AB..........................................................   295,890    1,755,609
     Fenix Outdoor International AG........................................    19,372    1,810,749
# *  Fingerprint Cards AB, Class B.........................................   634,700    1,180,694
     Granges AB............................................................   548,678    5,341,005
     Gunnebo AB............................................................   242,183      607,132
     Haldex AB.............................................................   263,231    1,325,304
#    Heba Fastighets AB, Class B...........................................   133,938    1,097,356

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- -----------
SWEDEN -- (Continued)
*    Hembla AB.............................................................   152,541 $ 3,401,932
     Hemfosa Fastigheter AB................................................ 1,375,665  14,176,231
#    Hexpol AB.............................................................   158,720   1,416,127
     HIQ International AB..................................................   166,331     824,299
#    HMS Networks AB.......................................................   130,365   1,675,643
*    Hoist Finance AB......................................................   445,011   2,442,242
     Humana AB.............................................................    76,769     460,967
     Inwido AB.............................................................   431,589   2,875,814
     JM AB.................................................................   535,651  13,721,617
     Kindred Group P.L.C................................................... 1,200,537   8,710,344
     Klovern AB, Class B................................................... 4,192,728   7,323,505
     KNOW IT AB............................................................   205,187   4,038,980
     Kungsleden AB......................................................... 1,454,460  13,217,068
     Lagercrantz Group AB, Class B.........................................   467,176   6,010,766
     Lindab International AB...............................................   605,276   6,770,228
     Loomis AB, Class B....................................................   352,992  13,667,646
# *  Medivir AB, Class B...................................................   169,635     409,848
# *  Mekonomen AB..........................................................   282,646   2,407,601
*    Modern Times Group MTG AB, Class B....................................   219,094   2,031,810
     Momentum Group AB, Class B............................................   180,501   1,940,566
#    Mycronic AB...........................................................   476,989   7,939,567
     Nederman Holding AB...................................................    29,566     364,898
# *  Net Insight AB, Class B............................................... 1,129,868     206,445
     NetEnt AB............................................................. 1,474,929   4,172,286
     New Wave Group AB, Class B............................................   440,390   2,562,286
     Nobia AB..............................................................   871,514   5,564,615
     Nobina AB.............................................................   738,622   4,678,794
     Nolato AB, Class B....................................................   176,156   9,869,979
     Nordic Entertainment Group AB, Class B................................    46,218   1,313,765
     Nordic Waterproofing Holding A.S......................................    57,361     559,345
#    NP3 Fastigheter AB....................................................   149,604   1,544,442
*    Nyfosa AB............................................................. 1,248,769   8,345,212
     OEM International AB, Class B.........................................    46,319     979,140
     Opus Group AB......................................................... 1,440,504     779,417
     Peab AB............................................................... 1,002,857   8,456,543
     Platzer Fastigheter Holding AB, Class B...............................   249,458   2,498,179
     Pricer AB, Class B....................................................   884,404   1,322,078
     Proact IT Group AB....................................................    62,004     980,288
# *  Qliro Group AB........................................................   857,613     765,480
     Ratos AB, Class B..................................................... 1,479,999   3,819,540
*    RaySearch Laboratories AB.............................................   165,675   2,659,482
#    Recipharm AB, Class B.................................................   339,783   4,838,790
     Resurs Holding AB.....................................................   612,798   3,608,847
     Rottneros AB..........................................................   704,234     789,220
     Sagax AB, Class B.....................................................   312,484   3,599,277
*    SAS AB................................................................ 2,103,222   3,288,520
     Scandi Standard AB....................................................   401,353   2,953,855
     Scandic Hotels Group AB...............................................   368,627   3,546,924
     Sectra AB, Class B....................................................   111,485   3,712,115
     Semcon AB.............................................................   115,027     709,895
# *  Sensys Gatso Group AB................................................. 2,274,070     333,259
     SkiStar AB............................................................   330,885   3,970,796
     Sweco AB, Class B.....................................................   180,253   6,342,130
     Systemair AB..........................................................    84,050   1,209,354
     Thule Group AB........................................................   724,255  14,748,679
     Troax Group AB........................................................   213,368   2,378,900
     VBG Group AB, Class B.................................................    26,108     382,769
#    Vitrolife AB..........................................................   311,726   4,863,718

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- ------------
SWEDEN -- (Continued)
     Wihlborgs Fastigheter AB.............................................. 1,075,165 $ 16,267,550
                                                                                      ------------
TOTAL SWEDEN...............................................................            441,605,487
                                                                                      ------------
SWITZERLAND -- (11.3%)
     Allreal Holding AG....................................................   106,251   20,702,912
     ALSO Holding AG.......................................................    42,929    6,390,563
*    ams AG................................................................   367,779   16,525,284
     APG SGA SA............................................................     8,652    2,555,037
     Arbonia AG............................................................   328,378    4,123,715
*    Aryzta AG............................................................. 6,132,124    4,843,943
     Ascom Holding AG......................................................   237,470    2,354,731
#    Autoneum Holding AG...................................................    20,419    2,290,637
     Bachem Holding AG, Class B............................................     3,642      555,974
     Banque Cantonale de Geneve............................................     9,270    1,856,531
     Banque Cantonale du Jura SA...........................................     4,071      228,984
     Banque Cantonale Vaudoise.............................................     5,327    4,177,018
     Belimo Holding AG.....................................................     3,005   18,848,900
#    Bell Food Group AG....................................................    13,284    3,649,214
     Bellevue Group AG.....................................................    55,759    1,270,814
#    Berner Kantonalbank AG................................................    28,587    6,303,655
     BFW Liegenschaften AG.................................................     2,894      128,147
     BKW AG................................................................   148,207   10,939,002
#    Bobst Group SA........................................................    64,387    3,381,864
     Bossard Holding AG, Class A...........................................    42,891    6,811,689
     Bucher Industries AG..................................................    54,491   16,866,167
     Burckhardt Compression Holding AG.....................................     1,741      414,901
#    Burkhalter Holding AG.................................................    29,107    2,303,965
#    Calida Holding AG.....................................................    30,552    1,006,498
#    Carlo Gavazzi Holding AG..............................................     2,860      768,403
     Cembra Money Bank AG..................................................   214,769   22,775,270
     Cham Group AG.........................................................     1,932      839,358
     Cicor Technologies, Ltd...............................................    14,897      700,776
     Cie Financiere Tradition SA...........................................    10,452    1,091,228
     Clariant AG...........................................................    40,276      826,163
     Coltene Holding AG....................................................    25,919    2,122,114
     Conzzeta AG...........................................................     9,352    8,153,408
     Daetwyler Holding AG..................................................    49,826    8,587,031
     DKSH Holding AG.......................................................   183,816    8,740,633
     dormakaba Holding AG..................................................    24,489   15,686,970
*    Dottikon Es Holding AG................................................       143       66,955
     Dufry AG..............................................................   176,578   15,357,987
#    EFG International AG..................................................   638,081    4,032,120
     Emmi AG...............................................................    15,428   13,066,011
#    Energiedienst Holding AG..............................................    78,061    2,492,561
# *  Evolva Holding SA..................................................... 3,349,123      546,825
#    Feintool International Holding AG.....................................    14,850      892,942
     Flughafen Zurich AG...................................................    98,913   17,823,343
     Forbo Holding AG......................................................     8,638   13,764,569
*    GAM Holding AG........................................................ 1,349,428    4,504,667
#    Georg Fischer AG......................................................    31,450   30,036,368
     Gurit Holding AG......................................................     3,022    4,316,430
     Helvetia Holding AG...................................................   216,663   30,434,052
     Hiag Immobilien Holding AG............................................    19,582    2,095,764
# *  HOCHDORF Holding AG...................................................     7,010      584,983
     Huber & Suhner AG.....................................................    93,238    6,211,777
     Hypothekarbank Lenzburg AG............................................         6       27,250
#    Implenia AG...........................................................   117,251    4,468,451
     Inficon Holding AG....................................................    14,476   10,385,223
#    Interroll Holding AG..................................................     4,844   10,022,899

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- ------------
SWITZERLAND -- (Continued)
     Intershop Holding AG..................................................    10,271 $  5,649,451
     Investis Holding SA...................................................     1,787      139,355
     Jungfraubahn Holding AG...............................................    14,200    2,215,489
     Kardex AG.............................................................    48,000    6,975,321
#    Komax Holding AG......................................................    30,538    6,498,408
#    Kudelski SA...........................................................   235,411    1,368,376
*    Lastminute.com NV.....................................................    22,924      950,665
     LEM Holding SA........................................................     3,811    4,508,756
     Liechtensteinische Landesbank AG......................................    60,743    4,010,961
     Logitech International SA.............................................     5,414      222,229
     Luzerner Kantonalbank AG..............................................    19,418    8,116,914
*    MCH Group AG..........................................................     3,800      105,943
# *  Meier Tobler Group AG.................................................    22,913      322,939
     Metall Zug AG.........................................................     1,041    2,089,692
# *  Meyer Burger Technology AG............................................   814,920      344,165
     Mikron Holding AG.....................................................     8,692       59,751
     Mobilezone Holding AG.................................................   264,374    2,874,166
     Mobimo Holding AG.....................................................    52,630   14,842,517
# *  Newron Pharmaceuticals SpA............................................    27,456      186,732
     OC Oerlikon Corp. AG.................................................. 1,632,781   16,755,847
*    Orascom Development Holding AG........................................    94,819    1,424,158
#    Orell Fuessli Holding AG..............................................     5,028      492,148
     Orior AG..............................................................    36,650    3,221,880
#    Phoenix Mecano AG.....................................................     4,259    1,896,097
     Plazza AG, Class A....................................................     7,210    1,893,490
     PSP Swiss Property AG.................................................   325,433   43,075,928
     Rieter Holding AG.....................................................    20,590    2,806,650
     Romande Energie Holding SA............................................     2,625    3,138,815
#    Schaffner Holding AG..................................................     3,363      718,531
# *  Schmolz + Bickenbach AG............................................... 3,372,134      893,378
     Schweiter Technologies AG.............................................     6,791    6,979,407
     SFS Group AG..........................................................   122,248   10,829,779
     Siegfried Holding AG..................................................    29,216   11,909,334
     St Galler Kantonalbank AG.............................................    15,840    6,934,432
     Sulzer AG.............................................................   134,486   13,600,880
#    Sunrise Communications Group AG.......................................   266,460   20,732,022
     Swiss Prime Site AG...................................................    10,169    1,048,137
     Swissquote Group Holding SA...........................................    71,935    3,138,213
     Tamedia AG............................................................    16,516    1,550,542
     Thurgauer Kantonalbank................................................     3,152      338,712
     Tornos Holding AG.....................................................    26,632      180,825
#    u-blox Holding AG.....................................................    48,136    3,901,782
     Valiant Holding AG....................................................   106,613   10,828,693
     Valora Holding AG.....................................................    27,786    7,957,837
     VAT Group AG..........................................................   199,273   29,299,419
     Vaudoise Assurances Holding SA........................................     6,538    3,621,212
     Vetropack Holding AG..................................................     1,292    3,507,642
# *  Von Roll Holding AG...................................................   378,198      346,353
     Vontobel Holding AG...................................................   193,304   11,270,312
     VP Bank AG............................................................    23,160    3,613,106
     VZ Holding AG.........................................................    17,627    4,924,350
#    Walliser Kantonalbank.................................................    18,991    2,175,472
     Warteck Invest AG.....................................................        22       45,490
#    Ypsomed Holding AG....................................................    21,974    3,260,085
     Zehnder Group AG......................................................    77,067    3,368,831
     Zug Estates Holding AG, Class B.......................................     1,149    2,341,966
     Zuger Kantonalbank AG.................................................       691    4,216,388
                                                                                      ------------
TOTAL SWITZERLAND..........................................................            689,672,649
                                                                                      ------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                SHARES      VALUE>>
                                                                              ---------- --------------
UNITED KINGDOM -- (0.0%)
       Rhi Magnesita NV......................................................     25,850 $    1,167,097
                                                                                         --------------
TOTAL COMMON STOCKS..........................................................             5,553,644,245
                                                                                         --------------
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
       Biotest AG............................................................    100,615      2,445,386
       Draegerwerk AG & Co. KGaA.............................................     58,871      3,450,450
#      Fuchs Petrolub SE.....................................................    197,006      8,393,280
       Jungheinrich AG.......................................................    369,052      9,362,907
#      Sixt SE...............................................................    117,444      7,945,985
       STO SE & Co. KGaA.....................................................     13,302      1,455,278
       Villeroy & Boch AG....................................................     50,436        790,351
                                                                                         --------------
TOTAL GERMANY................................................................                33,843,637
                                                                                         --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*      Intercell AG Rights 05/16/13..........................................    254,689              0
                                                                                         --------------
ITALY -- (0.0%)
*      Mediaset SpA Rights 11/06/19..........................................  3,820,606        379,240
                                                                                         --------------
NORWAY -- (0.0%)
*      XXL ASA Rights 10/25/19...............................................     39,151         16,603
                                                                                         --------------
SPAIN -- (0.0%)
*      Distribuidora Internacional de Alimentacion SA Rights 11/13/19........    188,210          3,778
# *    Vidrala S.A. Rights 11/11/19..........................................    110,672        473,365
                                                                                         --------------
TOTAL SPAIN..................................................................                   477,143
                                                                                         --------------
SWEDEN -- (0.0%)
*      Anoto Group AB Warrants 04/30/21......................................     24,130            875
                                                                                         --------------
TOTAL RIGHTS/WARRANTS........................................................                   873,861
                                                                                         --------------
TOTAL INVESTMENT SECURITIES
  (Cost $4,988,017,993)......................................................             5,588,361,743
                                                                                         --------------

                                                                                            VALUE+
                                                                                         --------------
SECURITIES LENDING COLLATERAL -- (8.4%)
@ (S)  The DFA Short Term Investment Fund.................................... 44,497,991    514,886,250
                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,502,845,113)......................................................            $6,103,247,993
                                                                                         ==============

P.L.C. Public Limited Company
SA     Special Assessment

>> Securities that have generally been fair value factored. See Note B to Financial Statements.
#      Total or Partial Securities on Loan.
*      Non-Income Producing Securities.
+      See Note B to Financial Statements.
@      Security purchased with cash proceeds from Securities on Loan.
(S)    Affiliated Fund.

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   -------------------------------------------------
                                                     LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                   ----------- -------------- ------- --------------
Common Stocks
   Austria........................................          -- $  190,802,441   --    $  190,802,441
   Belgium........................................ $ 9,150,257    259,320,439   --       268,470,696
   Denmark........................................          --    268,851,796   --       268,851,796
   Finland........................................          --    344,146,342   --       344,146,342
   France.........................................          --    648,978,367   --       648,978,367
   Germany........................................   1,207,475    938,859,053   --       940,066,528
   Ireland........................................          --     32,095,239   --        32,095,239
   Israel.........................................     799,434    183,244,655   --       184,044,089
   Italy..........................................   2,432,465    587,595,216   --       590,027,681
   Netherlands....................................          --    389,090,649   --       389,090,649
   Norway.........................................          --    138,761,156   --       138,761,156
   Portugal.......................................          --     62,779,176   --        62,779,176
   Spain..........................................          --    363,084,852   --       363,084,852
   Sweden.........................................          --    441,605,487   --       441,605,487
   Switzerland....................................          --    689,672,649   --       689,672,649
   United Kingdom.................................          --      1,167,097   --         1,167,097
Preferred Stocks
   Germany........................................          --     33,843,637   --        33,843,637
Rights/Warrants
   Italy..........................................          --        379,240   --           379,240
   Norway.........................................          --         16,603   --            16,603
   Spain..........................................          --        477,143   --           477,143
   Sweden.........................................          --            875   --               875
Securities Lending Collateral.....................          --    514,886,250   --       514,886,250
                                                   ----------- --------------   --    --------------
TOTAL............................................. $13,589,631 $6,089,658,362   --    $6,103,247,993
                                                   =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                             SHARES     VALUE>>
                                                                            --------- -----------
COMMON STOCKS -- (86.3%)
COMMUNICATION SERVICES -- (2.0%)
# *  Aimia, Inc............................................................ 1,049,417 $ 2,908,186
#    Cineplex, Inc.........................................................   401,438   6,842,520
     Cogeco Communications, Inc............................................    95,472   8,252,591
     Cogeco, Inc...........................................................    37,500   2,902,115
#    Corus Entertainment, Inc., Class B....................................   939,428   3,609,070
# *  DHX Media, Ltd........................................................   782,135   1,128,279
*    Glacier Media, Inc....................................................   171,625      88,608
     Mediagrif Interactive Technologies, Inc...............................    30,070     158,443
*    TeraGo, Inc...........................................................     2,400      16,545
# *  Yellow Pages, Ltd.....................................................   105,820     696,575
                                                                                      -----------
TOTAL COMMUNICATION SERVICES...............................................            26,602,932
                                                                                      -----------
CONSUMER DISCRETIONARY -- (4.8%)
*    Aritzia, Inc..........................................................   479,053   6,826,987
#    AutoCanada, Inc.......................................................   178,738   1,125,000
#    BMTC Group, Inc.......................................................    20,581     187,981
     BRP, Inc..............................................................    75,242   3,375,636
     Dorel Industries, Inc., Class B.......................................   212,497     805,072
     Gamehost, Inc.........................................................    76,973     474,543
*    Great Canadian Gaming Corp............................................   418,284  13,230,363
*    Indigo Books & Music, Inc.............................................    12,232      37,520
*    Intertain Group, Ltd. (The)...........................................    70,628     696,574
     Leon's Furniture, Ltd.................................................   164,175   1,963,219
     Linamar Corp..........................................................   322,683  10,522,538
     Martinrea International, Inc..........................................   647,360   5,278,754
#    MTY Food Group, Inc...................................................   135,304   5,405,606
     Park Lawn Corp........................................................    59,100   1,323,704
     Pizza Pizza Royalty Corp..............................................   161,012   1,146,680
# *  Points International, Ltd.............................................    47,459     517,433
     Pollard Banknote, Ltd.................................................    25,700     400,008
*    Real Matters, Inc.....................................................    56,000     470,245
#    Recipe Unlimited Corp.................................................   106,377   1,910,925
     Reitmans Canada, Ltd., Class A........................................   269,312     400,768
# *  Roots Corp............................................................     5,800       8,587
#    Sleep Country Canada Holdings, Inc....................................   245,348   4,088,823
# *  Spin Master Corp......................................................    21,700     613,881
     Uni-Select, Inc.......................................................   305,382   2,469,302
     Zenith Capital Corp...................................................   111,820       6,877
                                                                                      -----------
TOTAL CONSUMER DISCRETIONARY...............................................            63,287,026
                                                                                      -----------
CONSUMER STAPLES -- (4.0%)
#    Alcanna, Inc..........................................................   215,711     740,273
     Andrew Peller, Ltd., Class A..........................................   172,200   1,708,795
#    Clearwater Seafoods, Inc..............................................   104,195     415,324
     Corby Spirit and Wine, Ltd............................................    83,467   1,013,949
     Cott Corp.............................................................    96,682   1,242,364
     Cott Corp.............................................................   909,370  11,682,135
#    High Liner Foods, Inc.................................................   120,134     848,262
#    Jamieson Wellness, Inc................................................   187,895   3,389,557
     KP Tissue, Inc........................................................    33,800     220,184
     Lassonde Industries, Inc., Class A....................................    17,200   2,282,320
     Maple Leaf Foods, Inc.................................................   345,805   6,030,780
*    Mav Beauty Brands, Inc................................................     7,000      31,463
#    North West Co., Inc. (The)............................................   350,436   7,497,750
#    Premium Brands Holdings Corp..........................................   186,219  12,284,997

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- -----------
CONSUMER STAPLES -- (Continued)
#    Rogers Sugar, Inc.....................................................   669,336 $ 2,759,467
# *  SunOpta, Inc..........................................................   286,840     544,454
                                                                                      -----------
TOTAL CONSUMER STAPLES.....................................................            52,692,074
                                                                                      -----------
ENERGY -- (12.8%)
# *  Advantage Oil & Gas, Ltd.............................................. 1,242,942   1,793,022
# *  Africa Oil Corp....................................................... 1,333,299   1,174,267
#    AKITA Drilling, Ltd., Class A.........................................    71,362      62,308
#    ARC Resources, Ltd.................................................... 1,704,614   7,221,734
# *  Athabasca Oil Corp.................................................... 3,664,410   1,126,783
# *  Baytex Energy Corp.................................................... 3,287,875   3,669,559
     Birchcliff Energy, Ltd................................................ 1,785,429   2,724,708
#    Bonavista Energy Corp................................................. 1,749,900     651,014
#    Bonterra Energy Corp..................................................   179,118     440,621
# *  Calfrac Well Services, Ltd............................................   797,615     678,254
*    Canacol Energy, Ltd...................................................   921,342   3,392,686
#    Cardinal Energy, Ltd..................................................   763,603   1,113,140
#    CES Energy Solutions Corp............................................. 1,549,897   2,071,079
     Computer Modelling Group, Ltd.........................................   480,583   2,557,806
     Crescent Point Energy Corp............................................ 2,146,838   7,840,172
*    Crew Energy, Inc...................................................... 1,141,376     415,960
# *  Delphi Energy Corp....................................................   348,069      15,856
# *  Denison Mines Corp.................................................... 3,394,735   1,572,233
     Enerflex, Ltd.........................................................   661,336   5,181,829
# *  Energy Fuels, Inc.....................................................   347,960     694,810
#    Enerplus Corp......................................................... 1,624,918   9,807,986
     Ensign Energy Services, Inc...........................................   996,560   2,027,774
*    Epsilon Energy, Ltd...................................................   150,301     502,007
# *  Essential Energy Services Trust....................................... 1,034,741     223,902
# *  Fission Uranium Corp.................................................. 1,962,000     431,995
#    Freehold Royalties, Ltd...............................................   712,794   3,501,463
     Frontera Energy Corp..................................................   211,980   1,699,574
*    GASFRAC Energy Services, Inc..........................................    91,560           0
*    Gear Energy, Ltd......................................................   901,000     266,791
     Gibson Energy, Inc....................................................   855,146  14,907,108
# *  Gran Tierra Energy, Inc............................................... 2,888,144   3,069,928
#    High Arctic Energy Services, Inc......................................   136,900     234,905
*    International Petroleum Corp..........................................    68,816     233,550
# *  Kelt Exploration, Ltd.................................................   974,740   2,131,388
     Kinder Morgan Canada, Ltd.............................................    38,600     410,295
*    Lightstream Resources, Ltd............................................   687,816           0
*    MEG Energy Corp....................................................... 1,549,736   5,953,735
     North American Construction Group, Ltd................................   214,334   2,480,032
*    NuVista Energy, Ltd................................................... 1,091,726   1,566,595
# *  Obsidian Energy, Ltd..................................................   538,649     323,083
# *  Painted Pony Energy, Ltd..............................................   782,649     362,475
# *  Paramount Resources, Ltd., Class A....................................   409,113   1,596,570
*    Parex Resources, Inc.................................................. 1,044,698  14,158,271
     Pason Systems, Inc....................................................   486,401   5,221,859
# *  Pengrowth Energy Corp................................................. 3,196,369     485,365
#    Peyto Exploration & Development Corp.................................. 1,155,732   2,307,779
*    PHX Energy Services Corp..............................................   285,274     521,988
     Pinnacle Renewable Energy, Inc........................................    16,100      88,378
#    PrairieSky Royalty, Ltd...............................................   461,804   4,508,997
*    Precision Drilling Corp............................................... 2,116,935   2,250,178
*    Pulse Seismic, Inc....................................................   308,039     563,643
# *  Questerre Energy Corp., Class A.......................................   797,460     115,039
#    Secure Energy Services, Inc........................................... 1,108,215   3,567,559
# *  Seven Generations Energy, Ltd., Class A...............................   872,018   4,886,108

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- ------------
ENERGY -- (Continued)
     ShawCor, Ltd..........................................................   495,943 $  4,992,942
# *  STEP Energy Services, Ltd.............................................    24,196       20,759
*    Storm Resources, Ltd..................................................     5,600        5,102
*    Strad, Inc............................................................    17,174       21,254
#    Surge Energy, Inc..................................................... 2,014,064    1,467,999
*    Tamarack Valley Energy, Ltd........................................... 1,457,940    1,881,784
# *  Tervita Corp..........................................................    70,398      374,143
#    Tidewater Midstream and Infrastructure, Ltd........................... 1,159,300      827,380
     TORC Oil & Gas, Ltd................................................... 1,100,490    2,807,415
     Total Energy Services, Inc............................................   287,079    1,224,953
     Tourmaline Oil Corp...................................................   781,000    6,700,554
     TransGlobe Energy Corp................................................   498,445      571,446
# *  Trican Well Service, Ltd.............................................. 2,310,767    1,508,815
#    Vermilion Energy, Inc.................................................   354,211    4,679,426
#    Whitecap Resources, Inc............................................... 2,833,976    7,896,661
*    Yangarra Resources, Ltd...............................................   479,471      371,316
                                                                                      ------------
TOTAL ENERGY...............................................................            170,156,110
                                                                                      ------------
FINANCIALS -- (9.2%)
     AGF Management, Ltd., Class B.........................................   514,335    2,268,838
#    Alaris Royalty Corp...................................................   353,745    5,258,771
     Canaccord Genuity Group, Inc..........................................   404,697    1,646,933
#    Canadian Western Bank.................................................   643,831   16,302,304
#    Chesswood Group, Ltd..................................................    77,342      643,000
     Clairvest Group, Inc..................................................     1,900       73,383
     Echelon Financial Holdings, Inc.......................................    15,650       70,105
     ECN Capital Corp...................................................... 2,446,608    8,080,438
     E-L Financial Corp., Ltd..............................................     6,978    3,899,383
     Element Fleet Management Corp......................................... 2,450,611   20,838,845
#    Equitable Group, Inc..................................................    77,602    6,676,683
     Fiera Capital Corp....................................................   331,137    2,639,844
     Firm Capital Mortgage Investment Corp.................................   165,218    1,783,767
     First National Financial Corp.........................................    94,437    3,075,243
#    Genworth MI Canada, Inc...............................................   281,680   11,377,554
     GMP Capital, Inc......................................................   403,287      695,059
#    goeasy, Ltd...........................................................    62,639    2,863,959
     GoldMoney, Inc........................................................   125,000      196,454
     Guardian Capital Group, Ltd., Class A.................................    87,214    1,725,607
# *  Home Capital Group, Inc...............................................   541,770   11,151,306
     Kingsway Financial Services, Inc......................................    13,070       29,277
#    Laurentian Bank of Canada.............................................   326,390   11,225,774
#    Sprott, Inc........................................................... 1,412,088    3,259,241
#    Timbercreek Financial Corp............................................   521,704    3,826,331
     TMX Group, Ltd........................................................    13,634    1,191,254
*    Trisura Group, Ltd....................................................    30,611      733,260
                                                                                      ------------
TOTAL FINANCIALS...........................................................            121,532,613
                                                                                      ------------
HEALTH CARE -- (1.5%)
# *  CRH Medical Corp......................................................   507,691    1,526,427
#    Extendicare, Inc......................................................   722,930    4,890,522
*    Knight Therapeutics, Inc..............................................   906,725    5,769,004
#    Medical Facilities Corp...............................................   256,216    1,521,228
#    Sienna Senior Living, Inc.............................................   462,615    6,670,001
                                                                                      ------------
TOTAL HEALTH CARE..........................................................             20,377,182
                                                                                      ------------
INDUSTRIALS -- (9.9%)
     Aecon Group, Inc......................................................   501,802    6,934,019
#    AG Growth International, Inc..........................................   118,358    3,847,915

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- ------------
INDUSTRIALS -- (Continued)
     Algoma Central Corp...................................................    43,100 $    430,313
*    ATS Automation Tooling Systems, Inc...................................   552,999    7,507,116
#    Badger Daylighting, Ltd...............................................   197,681    5,856,437
#    Bird Construction, Inc................................................   291,744    1,362,255
*    Black Diamond Group, Ltd..............................................   330,892      429,599
*    Bombardier, Inc., Class A.............................................     8,161       10,595
*    Bombardier, Inc., Class B............................................. 1,104,300    1,391,799
     Calian Group, Ltd.....................................................    34,555      929,267
#    CanWel Building Materials Group, Ltd..................................   465,422    1,600,760
#    Cargojet, Inc.........................................................    16,249    1,213,956
     Cervus Equipment Corp.................................................    45,297      283,730
# *  DIRTT Environmental Solutions.........................................   224,868    1,020,963
#    Exchange Income Corp..................................................    69,084    2,046,137
     Exco Technologies, Ltd................................................   192,548    1,116,898
     Finning International, Inc............................................   333,631    5,681,682
*    GDI Integrated Facility Services, Inc.................................     1,500       33,278
*    Heroux-Devtek, Inc....................................................   223,854    2,848,526
#    Horizon North Logistics, Inc.......................................... 1,094,944      806,389
*    IBI Group, Inc........................................................   105,300      396,544
#    K-Bro Linen, Inc......................................................    71,953    1,977,601
     Magellan Aerospace Corp...............................................   109,476    1,334,891
     Morneau Shepell, Inc..................................................   346,211    8,335,245
#    Mullen Group, Ltd.....................................................   745,070    4,638,656
#    NFI Group, Inc........................................................   330,420    7,267,685
     Richelieu Hardware, Ltd...............................................   323,200    6,635,280
     Rocky Mountain Dealerships, Inc.......................................   120,855      594,594
     Russel Metals, Inc....................................................   426,796    7,005,793
#    Savaria Corp..........................................................   146,100    1,503,041
#    SNC-Lavalin Group, Inc................................................    88,900    1,607,098
#    Stantec, Inc..........................................................   625,036   13,334,987
#    Stuart Olson, Inc.....................................................   168,559      341,700
     TFI International, Inc................................................   556,989   17,748,712
     Transcontinental, Inc., Class A.......................................   528,784    6,038,199
     Wajax Corp............................................................   153,366    1,781,565
#    Westshore Terminals Investment Corp...................................   317,149    5,499,721
                                                                                      ------------
TOTAL INDUSTRIALS..........................................................            131,392,946
                                                                                      ------------
INFORMATION TECHNOLOGY -- (3.5%)
     Absolute Software Corp................................................   288,588    1,700,283
*    BlackBerry, Ltd.......................................................    57,900      304,205
# *  BlackBerry, Ltd.......................................................   227,628    1,197,323
*    Celestica, Inc........................................................    36,408      262,866
*    Celestica, Inc........................................................   789,256    5,716,728
*    Descartes Systems Group, Inc. (The)...................................   333,561   12,979,273
     Enghouse Systems, Ltd.................................................   251,614    7,330,065
     Evertz Technologies, Ltd..............................................   186,653    2,536,701
# *  EXFO, Inc.............................................................    60,487      246,614
*    Kinaxis, Inc..........................................................   145,074    9,264,425
*    Photon Control, Inc...................................................   325,194      259,247
     Pivot Technology Solutions, Inc.......................................    27,500       29,440
#    Quarterhill, Inc......................................................   951,176    1,198,810
# *  Sierra Wireless, Inc..................................................   291,224    3,212,728
     Vecima Networks, Inc..................................................     6,059       43,242
                                                                                      ------------
TOTAL INFORMATION TECHNOLOGY...............................................             46,281,950
                                                                                      ------------
MATERIALS -- (28.6%)
# *  5N Plus, Inc..........................................................   548,929      916,896
     Acadian Timber Corp...................................................    69,938      868,185

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- -----------
MATERIALS -- (Continued)
     AirBoss of America Corp...............................................    98,662 $   590,279
*    Alacer Gold Corp...................................................... 2,184,997  10,816,324
     Alamos Gold, Inc., Class A............................................ 2,957,288  16,098,817
# *  Alio Gold, Inc........................................................   204,318     124,102
     Altius Minerals Corp..................................................   257,186   2,056,160
# *  Americas Gold & Silver Corp...........................................   162,412     508,039
# *  Amerigo Resources, Ltd................................................   479,200     269,234
*    Argonaut Gold, Inc.................................................... 1,141,697   1,863,677
# *  Asanko Gold, Inc......................................................   949,993     851,106
*    B2Gold Corp........................................................... 5,382,692  18,921,770
     Caledonia Mining Corp. P.L.C..........................................       540       4,551
*    Canfor Corp...........................................................   344,233   4,160,800
     Canfor Pulp Products, Inc.............................................   220,215   1,447,925
# *  Capstone Mining Corp.................................................. 3,001,355   1,139,380
     Cascades, Inc.........................................................   563,270   5,332,911
*    Centerra Gold, Inc.................................................... 1,682,253  14,343,409
# *  China Gold International Resources Corp., Ltd......................... 1,668,100   1,329,819
# *  Continental Gold, Inc.................................................   939,248   2,995,096
# *  Copper Mountain Mining Corp...........................................   972,155     494,529
*    Detour Gold Corp...................................................... 1,259,316  20,910,516
*    Dundee Precious Metals, Inc........................................... 1,388,522   4,838,901
# *  Eldorado Gold Corp.................................................... 1,158,414   9,753,860
# *  Endeavour Mining Corp.................................................   502,056   9,091,206
# *  Endeavour Silver Corp.................................................   746,544   1,853,465
*    ERO Copper Corp.......................................................    36,600     457,396
*    Excellon Resources, Inc...............................................    14,400      11,261
# *  First Majestic Silver Corp............................................   977,531  10,449,958
# *  First Mining Gold Corp................................................   749,400     128,020
# *  Fortuna Silver Mines, Inc............................................. 1,152,121   3,673,911
*    Gold Standard Ventures Corp...........................................    10,700       8,124
# *  Golden Star Resources, Ltd............................................   463,313   1,561,848
# *  Great Panther Mining, Ltd.............................................    47,150      25,775
# *  Guyana Goldfields, Inc................................................   979,918     394,318
*    Hanfeng Evergreen, Inc................................................    45,837           0
     Hudbay Minerals, Inc.................................................. 1,922,188   6,975,976
*    IAMGOLD Corp.......................................................... 3,346,046  12,575,300
# *  Imperial Metals Corp..................................................   346,592     478,929
*    Interfor Corp.........................................................   483,839   5,767,423
*    International Tower Hill Mines, Ltd...................................    13,001       7,206
     Intertape Polymer Group, Inc..........................................   416,437   5,362,365
# *  IPL Plastics, Inc.....................................................     7,900      53,142
*    Ivanhoe Mines, Ltd., Class A.......................................... 3,744,528   9,296,642
     Labrador Iron Ore Royalty Corp........................................   400,256   6,779,828
# *  Largo Resources, Ltd..................................................   522,593     523,744
# *  Leagold Mining Corp...................................................   135,426     267,335
#    Lucara Diamond Corp................................................... 2,181,549   1,788,834
*    Lundin Gold, Inc......................................................   151,909     911,154
*    Major Drilling Group International, Inc...............................   605,112   2,563,606
*    Mandalay Resources Corp...............................................       464         282
# *  Marathon Gold Corp....................................................   147,500     182,541
     Methanex Corp.........................................................    71,087   2,693,761
#    Mountain Province Diamonds, Inc.......................................   102,431      98,768
*    New Gold, Inc......................................................... 4,348,961   4,523,633
     Norbord, Inc..........................................................   250,961   7,244,355
*    Northern Dynasty Minerals, Ltd........................................    76,877      44,944
     OceanaGold Corp....................................................... 4,416,629  10,596,422
*    Orbite Technologies, Inc..............................................    73,500          73
*    Orla Mining, Ltd......................................................     9,900      12,553
     Osisko Gold Royalties, Ltd............................................   963,845   9,484,046

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- ------------
MATERIALS -- (Continued)
# *  Osisko Mining, Inc....................................................   486,477 $  1,030,499
     Pan American Silver Corp.............................................. 1,378,389   23,410,948
# *  PolyMet Mining Corp...................................................   642,081      194,998
# *  Premier Gold Mines, Ltd............................................... 1,039,349    1,783,410
# *  Pretium Resources, Inc................................................   293,903    2,974,298
*    Pretium Resources, Inc................................................   794,788    8,007,620
*    Roxgold, Inc.......................................................... 1,208,860      890,285
*    Sabina Gold & Silver Corp............................................. 1,690,021    2,283,986
# *  Sandstorm Gold, Ltd................................................... 1,264,677    9,025,863
# *  Seabridge Gold, Inc...................................................    68,095      877,361
*    SEMAFO, Inc........................................................... 2,376,290    7,667,780
*    SSR Mining, Inc.......................................................   859,605   12,713,617
     Stelco Holdings, Inc..................................................    24,600      191,443
     Stella-Jones, Inc.....................................................   332,002    9,205,613
*    Stornoway Diamond Corp................................................   208,109          416
     Supremex, Inc.........................................................        91          168
# *  Tanzanian Gold Corp...................................................   207,891      167,310
# *  Taseko Mines, Ltd..................................................... 1,417,826      559,767
*    Teranga Gold Corp.....................................................   655,298    2,651,839
# *  TMAC Resources, Inc...................................................    93,713      289,585
*    Torex Gold Resources, Inc.............................................   632,604    9,255,394
# *  Trevali Mining Corp................................................... 3,825,789      595,465
# *  Turquoise Hill Resources, Ltd......................................... 1,827,680      749,334
# *  Wesdome Gold Mines Ltd................................................   948,829    5,799,160
     West Fraser Timber Co., Ltd...........................................   168,300    7,781,846
#    Western Forest Products, Inc.......................................... 3,049,303    3,009,714
     Winpak, Ltd...........................................................   205,835    7,288,850
     Yamana Gold, Inc...................................................... 6,883,874   25,139,651
                                                                                      ------------
TOTAL MATERIALS............................................................            380,070,650
                                                                                      ------------
REAL ESTATE -- (4.1%)
     Altus Group, Ltd......................................................   218,853    6,064,941
     Bridgemarq Real Estate Services.......................................    43,669      492,358
     Colliers International Group, Inc.....................................   224,919   15,070,307
     DREAM Unlimited Corp., Class A........................................   455,185    3,487,067
     FirstService Corp.....................................................     1,234      107,741
     FirstService Corp.....................................................   153,669   13,412,640
*    Genesis Land Development Corp.........................................    76,842      141,771
     Information Services Corp.............................................    14,174      174,014
#    Invesque, Inc.........................................................   203,166    1,468,890
*    Mainstreet Equity Corp................................................    30,149    1,478,036
     Melcor Developments, Ltd..............................................    54,040      512,869
     Morguard Corp.........................................................    22,568    3,426,923
#    Tricon Capital Group, Inc............................................. 1,029,132    8,329,320
                                                                                      ------------
TOTAL REAL ESTATE..........................................................             54,166,877
                                                                                      ------------
UTILITIES -- (5.9%)
#    Boralex, Inc., Class A................................................   485,312    8,032,649
     Capital Power Corp....................................................   724,420   17,363,859
     Innergex Renewable Energy, Inc........................................   740,781    9,246,404
#    Just Energy Group, Inc................................................   654,141    1,514,790
*    Maxim Power Corp......................................................    92,234      112,045
     Northland Power, Inc..................................................   513,208   10,247,795
     Polaris Infrastructure, Inc...........................................    98,922      991,398
#    Superior Plus Corp.................................................... 1,170,310   10,564,867
     TransAlta Corp........................................................ 2,047,057   12,091,795

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                              SHARES      VALUE>>
                                                                            ---------- --------------
UTILITIES -- (Continued)
#    TransAlta Renewables, Inc.............................................    779,039 $    8,387,194
                                                                                       --------------
TOTAL UTILITIES............................................................                78,552,796
                                                                                       --------------
TOTAL COMMON STOCKS........................................................             1,145,113,156
                                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
# *  DHX Media, Ltd. Rights 11/15/19.......................................    782,135         50,475
                                                                                       --------------
ENERGY -- (0.0%)
# *  Tervita Corp. Warrants 07/19/20.......................................      9,964             76
                                                                                       --------------
MATERIALS -- (0.0%)
*    Pan American Silver Corp. Rights 02/22/29.............................  1,876,416        475,176
                                                                                       --------------
TOTAL RIGHTS/WARRANTS......................................................                   525,727
                                                                                       --------------
TOTAL INVESTMENT SECURITIES
  (Cost $1,363,796,012)....................................................             1,145,638,883
                                                                                       --------------

                                                                                          VALUE+
                                                                                       --------------
SECURITIES LENDING COLLATERAL -- (13.7%)
@ (S) The DFA Short Term Investment Fund................................... 15,667,770    181,291,764
                                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,545,068,154)....................................................            $1,326,930,647
                                                                                       ==============

P.L.C. Public Limited Company

>> Securities that have generally been fair value factored. See Note B to Financial Statements.
#      Total or Partial Securities on Loan.
*      Non-Income Producing Securities.
+      See Note B to Financial Statements.
@      Security purchased with cash proceeds from Securities on Loan.
(S)    Affiliated Fund.

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ------------------------------------------------
                                                      LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                                   ------------- ------------ ------- -------------
Common Stocks
   Communication Services......................... $  26,602,932           --   --    $  26,602,932
   Consumer Discretionary.........................    63,280,149 $      6,877   --       63,287,026
   Consumer Staples...............................    52,692,074           --   --       52,692,074
   Energy.........................................   169,654,103      502,007   --      170,156,110
   Financials.....................................   121,532,613           --   --      121,532,613
   Health Care....................................    20,377,182           --   --       20,377,182
   Industrials....................................   131,392,946           --   --      131,392,946
   Information Technology.........................    46,281,950           --   --       46,281,950
   Materials......................................   380,070,161          489   --      380,070,650
   Real Estate....................................    54,166,877           --   --       54,166,877
   Utilities......................................    78,552,796           --   --       78,552,796
Rights/Warrants
   Communication Services.........................            --       50,475   --           50,475
   Energy.........................................            --           76   --               76

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   --------------------------------------------------
                                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                   -------------- ------------ ------- --------------
   Materials......................................             -- $    475,176   --    $      475,176
Securities Lending Collateral.....................             --  181,291,764   --       181,291,764
                                                   -------------- ------------   --    --------------
TOTAL............................................. $1,144,603,783 $182,326,864   --    $1,326,930,647
                                                   ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                             SHARES     VALUE>>
                                                                            --------- -----------
COMMON STOCKS -- (95.8%)
BRAZIL -- (6.7%)
     Ambev SA, ADR......................................................... 5,984,451 $25,792,984
     Ambev SA..............................................................   855,320   3,706,636
     Atacadao S.A..........................................................   313,081   1,491,828
# *  Azul SA, ADR..........................................................    15,266     595,069
*    B2W Cia Digital.......................................................   164,095   2,078,550
     B3 SA - Brasil Bolsa Balcao........................................... 1,724,517  20,803,424
     Banco Bradesco SA, ADR................................................ 1,268,081  11,108,388
     Banco Bradesco SA..................................................... 1,230,994  10,083,070
     Banco BTG Pactual SA..................................................   244,931   3,967,265
     Banco do Brasil SA....................................................   716,865   8,606,670
     Banco Santander Brasil SA.............................................   311,157   3,651,178
     BB Seguridade Participacoes SA........................................   636,043   5,387,453
#    Braskem SA, Sponsored ADR.............................................   144,940   1,961,038
*    BRF SA................................................................   644,423   5,705,887
     CCR SA................................................................ 2,372,017   9,723,466
     Centrais Eletricas Brasileiras SA.....................................   173,077   1,707,250
     Centrais Eletricas Brasileiras SA, ADR................................    33,305     337,380
     Cia de Saneamento Basico do Estado de Sao Paulo.......................   367,100   4,999,627
     Cia de Saneamento Basico do Estado de Sao Paulo, ADR..................    11,702     158,445
     Cia Energetica de Minas Gerais........................................   193,500     721,313
     Cia Siderurgica Nacional SA, Sponsored ADR............................   525,351   1,534,025
     Cia Siderurgica Nacional SA........................................... 1,479,065   4,351,818
     Cielo SA.............................................................. 1,668,136   3,144,523
     Cogna Educacao........................................................ 2,954,754   7,124,416
     Cosan SA..............................................................   304,626   4,389,562
     CPFL Energia SA.......................................................   108,000     889,206
#    Embraer SA, Sponsored ADR.............................................   318,053   5,524,581
     Energisa SA...........................................................   130,144   1,555,043
     Engie Brasil Energia SA...............................................   271,376   3,062,580
     Equatorial Energia SA.................................................   333,000   8,459,304
#    Gerdau SA, Sponsored ADR..............................................   631,681   2,078,231
     Gerdau SA.............................................................   176,416     490,472
     Hapvida Participacoes e Investimentos S.A.............................   174,209   2,445,572
     Hypera SA.............................................................   499,044   4,270,587
     IRB Brasil Resseguros S/A.............................................   646,722   6,093,910
     Itau Unibanco Holding SA..............................................   471,739   3,666,402
     JBS SA................................................................ 2,773,918  19,567,171
     Klabin SA.............................................................   929,979   3,668,437
     Localiza Rent a Car SA................................................   446,680   4,809,286
     Lojas Americanas SA...................................................   166,884     628,754
     Lojas Renner SA....................................................... 1,339,032  16,944,489
     Magazine Luiza SA.....................................................   917,600  10,213,605
     Natura Cosmeticos SA..................................................   678,400   5,270,900
     Notre Dame Intermedica Participacoes S.A..............................   397,767   5,950,884
     Petrobras Distribuidora S.A...........................................   550,056   3,878,714
     Petroleo Brasileiro SA................................................ 3,033,556  24,734,393
     Petroleo Brasileiro SA , Sponsored ADR (US71654V1017)................. 1,299,604  19,611,024
     Petroleo Brasileiro SA , Sponsored ADR (US71654V4086).................   556,265   9,033,744
     Porto Seguro SA.......................................................   331,829   4,749,279
     Raia Drogasil SA......................................................   402,200  11,031,542
*    Rumo SA...............................................................   998,988   5,679,323
     Sul America SA........................................................   317,525   3,823,285
     Suzano SA.............................................................   725,080   5,901,162
# *  Suzano SA, Sponsored ADR..............................................    90,813     733,768
     Telefonica Brasil SA, ADR.............................................    45,286     596,417
     TIM Participacoes SA.................................................. 1,203,613   3,427,318
     Ultrapar Participacoes SA.............................................   622,968   2,931,157

THE EMERGING MARKETS SERIES
CONTINUED

                                                                              SHARES      VALUE>>
                                                                            ----------- ------------
BRAZIL -- (Continued)
#    Ultrapar Participacoes SA, Sponsored ADR..............................     519,216 $  2,424,739
*    Vale SA, Sponsored ADR................................................   1,665,738   19,555,770
*    Vale SA...............................................................   3,260,013   38,367,434
     WEG SA................................................................     363,333    2,310,184
                                                                                        ------------
TOTAL BRAZIL...............................................................              407,509,932
                                                                                        ------------
CHILE -- (1.1%)
     AES Gener SA..........................................................   2,468,815      528,799
     Aguas Andinas SA, Class A.............................................   4,770,656    2,186,673
#    Banco de Chile, ADR...................................................     128,472    3,299,168
     Banco de Credito e Inversiones SA.....................................      58,898    3,274,236
     Banco Santander Chile, ADR............................................     227,071    5,501,930
     Cencosud SA...........................................................   3,159,901    4,286,910
     Cia Cervecerias Unidas SA.............................................     109,017    1,086,150
     Cia Cervecerias Unidas SA, Sponsored ADR..............................     138,016    2,739,618
     Colbun SA.............................................................  11,908,297    2,057,821
     Embotelladora Andina SA, ADR, Class B.................................      24,029      405,850
*    Empresa Nacional de Telecomunicaciones SA.............................     255,024    1,994,800
     Empresas CMPC SA......................................................   1,691,695    3,866,507
     Empresas COPEC SA.....................................................     319,791    2,862,347
     Enel Americas SA, ADR.................................................   1,131,713   10,819,177
     Enel Chile SA, ADR....................................................     808,893    3,356,907
     Itau CorpBanca........................................................ 240,267,938    1,454,356
     Itau CorpBanca, ADR...................................................      30,902      280,590
     Latam Airlines Group SA, Sponsored ADR................................     539,134    6,076,040
     Latam Airlines Group SA...............................................      35,910      397,116
     Parque Arauco SA......................................................      43,325      114,052
     SACI Falabella........................................................     783,273    3,983,837
#    Sociedad Quimica y Minera de Chile SA, Sponsored ADR..................     153,936    4,183,980
                                                                                        ------------
TOTAL CHILE................................................................               64,756,864
                                                                                        ------------
CHINA -- (17.4%)
*    51job, Inc., ADR......................................................       5,672      446,783
*    58.com, Inc., ADR.....................................................      93,188    4,921,258
     AAC Technologies Holdings, Inc........................................   1,203,000    7,784,967
     Agile Group Holdings, Ltd.............................................   3,456,000    4,658,228
     Agricultural Bank of China, Ltd., Class H.............................  14,618,000    6,015,359
     Air China, Ltd., Class H..............................................   2,406,000    2,124,264
*    Alibaba Group Holding, Ltd., Sponsored ADR............................     468,034   82,687,567
*    Alibaba Health Information Technology, Ltd............................   1,702,000    1,713,053
*    Alibaba Pictures Group, Ltd...........................................   2,380,000      390,360
# *  Aluminum Corp. of China, Ltd., ADR....................................      72,800      543,088
*    Aluminum Corp. of China, Ltd., Class H................................   3,302,000      978,272
#    Angang Steel Co., Ltd., Class H.......................................   3,060,200    1,023,710
#    Anhui Conch Cement Co., Ltd., Class H.................................   1,609,000    9,616,553
     ANTA Sports Products, Ltd.............................................     912,000    8,921,288
     BAIC Motor Corp., Ltd., Class H.......................................   3,597,500    2,231,554
*    Baidu, Inc., Sponsored ADR............................................     187,957   19,143,421
     Bank of China, Ltd., Class H..........................................  36,089,181   14,716,618
     Bank of Communications Co., Ltd., Class H.............................   4,249,515    2,902,195
     BBMG Corp., Class H...................................................   3,531,500    1,010,687
     Beijing Capital International Airport Co., Ltd., Class H..............   1,172,000    1,110,025
     Beijing Enterprises Holdings, Ltd.....................................     579,472    2,728,384
     Beijing Enterprises Water Group, Ltd..................................   6,636,000    3,458,869
     Bosideng International Holdings, Ltd..................................   2,556,000    1,321,733
     Brilliance China Automotive Holdings, Ltd.............................   2,892,000    3,189,221
#    BYD Co., Ltd., Class H................................................     757,886    3,554,877
     CGN Power Co., Ltd., Class H..........................................   4,916,000    1,279,824

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                           ---------- -----------
CHINA -- (Continued)
    China Cinda Asset Management Co., Ltd., Class H.......................  9,500,000 $ 1,970,745
    China CITIC Bank Corp., Ltd., Class H.................................  6,492,928   3,763,695
    China Coal Energy Co., Ltd., Class H..................................  2,393,777     954,593
    China Common Rich Renewable Energy Investments, Ltd...................  5,416,000   1,295,950
    China Communications Construction Co., Ltd., Class H..................  4,559,000   3,470,503
    China Communications Services Corp., Ltd., Class H....................  2,176,000   1,343,741
    China Conch Venture Holdings, Ltd.....................................  1,494,000   5,845,849
    China Construction Bank Corp., Class H................................ 50,692,590  40,618,473
*   China Eastern Airlines Corp., Ltd., ADR...............................      2,200      54,428
*   China Eastern Airlines Corp., Ltd., Class H...........................  2,432,000   1,212,945
    China Everbright Bank Co., Ltd., Class H..............................  2,968,000   1,365,778
    China Everbright International, Ltd...................................  2,975,703   2,249,054
#   China Evergrande Group................................................  3,151,000   7,670,335
    China Galaxy Securities Co., Ltd., Class H............................  2,505,000   1,277,266
    China Gas Holdings, Ltd...............................................  1,752,800   7,466,819
    China Hongqiao Group, Ltd.............................................  2,630,000   1,460,676
    China Huarong Asset Management Co., Ltd., Class H..................... 11,878,000   1,753,603
    China International Capital Corp., Ltd., Class H......................  1,072,800   1,956,193
    China International Marine Containers Group Co., Ltd., Class H........    415,920     365,851
    China Jinmao Holdings Group, Ltd......................................  5,284,000   3,512,910
    China Life Insurance Co., Ltd., ADR...................................    539,265   6,918,770
    China Longyuan Power Group Corp., Ltd., Class H.......................  2,767,000   1,494,828
    China Mengniu Dairy Co., Ltd..........................................  1,227,000   4,891,735
    China Merchants Bank Co., Ltd., Class H...............................  2,624,054  12,514,718
    China Merchants Port Holdings Co., Ltd................................  1,482,638   2,318,149
#   China Merchants Securities Co., Ltd., Class H.........................    281,400     318,544
    China Minsheng Banking Corp., Ltd., Class H...........................  7,584,100   5,304,856
    China Mobile, Ltd., Sponsored ADR.....................................    903,735  36,492,819
#   China Molybdenum Co., Ltd., Class H...................................  4,872,966   1,535,647
    China National Building Material Co., Ltd., Class H...................  7,652,000   6,449,286
    China Oilfield Services, Ltd., Class H................................  2,012,000   2,801,259
    China Overseas Land & Investment, Ltd.................................  5,818,000  18,358,646
    China Pacific Insurance Group Co., Ltd., Class H......................  1,180,200   4,282,106
#   China Petroleum & Chemical Corp., ADR.................................    108,820   6,147,225
    China Petroleum & Chemical Corp., Class H............................. 10,440,800   5,938,463
    China Railway Construction Corp., Ltd., Class H.......................  2,318,500   2,535,946
    China Railway Group, Ltd., Class H....................................  3,787,000   2,282,481
    China Railway Signal & Communication Corp., Ltd., Class H.............  1,109,000     662,055
    China Reinsurance Group Corp., Class H................................  5,460,000     890,756
    China Resources Beer Holdings Co., Ltd................................    687,611   3,525,396
    China Resources Cement Holdings, Ltd..................................  4,378,000   4,794,304
    China Resources Gas Group, Ltd........................................  1,004,000   6,053,421
    China Resources Land, Ltd.............................................  3,844,666  16,350,891
    China Resources Pharmaceutical Group, Ltd.............................  1,594,500   1,472,533
    China Resources Power Holdings Co., Ltd...............................  1,790,517   2,250,203
    China Shenhua Energy Co., Ltd., Class H...............................  2,551,000   5,180,925
#   China Southern Airlines Co., Ltd., Sponsored ADR......................     11,404     352,726
    China Southern Airlines Co., Ltd., Class H............................  3,138,000   1,931,248
    China State Construction International Holdings, Ltd..................  1,914,250   1,762,934
    China Taiping Insurance Holdings Co., Ltd.............................  1,808,106   4,064,802
    China Telecom Corp., Ltd., ADR........................................     55,096   2,335,520
    China Telecom Corp., Ltd., Class H....................................  3,440,000   1,463,405
    China Unicom Hong Kong, Ltd...........................................  4,736,000   4,662,586
    China Unicom Hong Kong, Ltd., ADR.....................................    508,463   4,957,514
    China Vanke Co., Ltd., Class H........................................  1,335,700   4,870,693
    Chongqing Rural Commercial Bank Co., Ltd., Class H....................  3,392,000   1,810,470
    CIFI Holdings Group Co., Ltd..........................................  2,931,191   1,955,034
    CITIC Securities Co., Ltd., Class H...................................  1,467,000   2,691,528
    CITIC, Ltd............................................................  5,048,000   6,640,561

THE EMERGING MARKETS SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- -----------
CHINA -- (Continued)
     CNOOC, Ltd............................................................  2,444,000 $ 3,637,283
     CNOOC, Ltd., Sponsored ADR............................................    109,986  16,337,321
     COSCO SHIPPING Development Co., Ltd., Class H.........................    921,000     103,178
*    COSCO SHIPPING Holdings Co., Ltd., Class H............................  2,831,500   1,059,312
     Country Garden Holdings Co., Ltd......................................  9,612,686  13,344,605
     Country Garden Services Holdings Co., Ltd.............................  1,194,492   4,047,381
     CRRC Corp., Ltd., Class H.............................................  2,686,000   1,796,490
     CSC Financial Co., Ltd., Class H......................................    374,500     259,706
     CSPC Pharmaceutical Group, Ltd........................................  4,510,000  11,550,655
     Dali Foods Group Co., Ltd.............................................  1,145,500     783,156
#    Dalian Port PDA Co., Ltd., Class H....................................    155,000      19,577
     Datang International Power Generation Co., Ltd., Class H..............  2,836,000     559,391
     Dongfeng Motor Group Co., Ltd., Class H...............................  3,130,000   3,139,742
     ENN Energy Holdings, Ltd..............................................    511,500   5,835,471
     Everbright Securities Co., Ltd., Class H..............................    202,000     143,223
     Fosun International, Ltd..............................................  2,541,222   3,322,843
#    Future Land Development Holdings, Ltd.................................  3,038,000   3,201,494
#    Fuyao Glass Industry Group Co., Ltd., Class H.........................    748,800   2,115,807
# *  GDS Holdings, Ltd., ADR...............................................     39,043   1,627,312
     Geely Automobile Holdings, Ltd........................................  5,975,000  11,305,962
*    GF Securities Co., Ltd., Class H......................................  1,142,800   1,190,199
     Great Wall Motor Co., Ltd., Class H...................................  3,150,000   2,552,291
     Guangdong Investment, Ltd.............................................  1,340,000   2,900,157
#    Guangshen Railway Co., Ltd., Sponsored ADR............................     25,401     410,734
#    Guangzhou Automobile Group Co., Ltd., Class H.........................  2,175,162   2,172,411
     Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H.......    260,000     822,329
#    Guangzhou R&F Properties Co., Ltd., Class H...........................  2,051,600   3,178,858
     Guotai Junan Securities Co., Ltd., Class H............................    371,200     567,230
     Haier Electronics Group Co., Ltd......................................  1,516,000   4,328,311
     Haitian International Holdings, Ltd...................................     22,000      51,914
     Haitong Securities Co., Ltd., Class H.................................  2,362,400   2,411,793
     Hengan International Group Co., Ltd...................................    853,000   5,955,642
     Huadian Power International Corp., Ltd., Class H......................  1,738,000     651,243
#    Huaneng Power International, Inc., Sponsored ADR......................     33,132     623,213
     Huaneng Power International, Inc., Class H............................  1,082,000     513,923
     Huatai Securities Co., Ltd., Class H..................................  1,105,800   1,643,679
#    Huazhu Group, Ltd., ADR...............................................    136,890   5,182,655
     Huishang Bank Corp., Ltd., Class H....................................    800,800     311,092
     Industrial & Commercial Bank of China, Ltd., Class H.................. 37,297,185  26,719,448
*    JD.com, Inc., ADR.....................................................    221,362   6,895,426
     Jiangsu Expressway Co., Ltd., Class H.................................  1,192,000   1,583,629
     Jiangxi Copper Co., Ltd., Class H.....................................  1,322,000   1,547,703
     Kunlun Energy Co., Ltd................................................  5,892,000   5,483,897
     Legend Holdings Corp., Class H........................................    414,700     911,593
     Lenovo Group, Ltd..................................................... 13,905,278   9,693,964
     Li Ning Co., Ltd......................................................  1,697,500   5,755,916
     Logan Property Holdings Co., Ltd......................................  2,428,000   3,697,796
     Longfor Group Holdings, Ltd...........................................  1,986,000   8,242,195
#    Maanshan Iron & Steel Co., Ltd., Class H..............................  1,124,000     425,123
     Metallurgical Corp. of China, Ltd., Class H...........................  3,247,000     687,386
     Minth Group, Ltd......................................................     68,000     240,528
#    Momo, Inc., Sponsored ADR.............................................    172,429   5,779,820
     NetEase, Inc., ADR....................................................     51,056  14,594,868
     New China Life Insurance Co., Ltd., Class H...........................    705,100   2,736,618
*    New Oriental Education & Technology Group, Inc., Sponsored ADR........     40,986   5,002,751
#    Nine Dragons Paper Holdings, Ltd......................................  3,293,000   2,856,559
     Orient Securities Co., Ltd., Class H..................................    778,800     435,333
     People's Insurance Co. Group of China, Ltd. (The), Class H............  3,240,000   1,364,601
     PetroChina Co., Ltd., ADR.............................................    118,623   5,721,187

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             SHARES      VALUE>>
                                                                            --------- --------------
CHINA -- (Continued)
     PetroChina Co., Ltd., Class H......................................... 3,964,000 $    1,933,090
     PICC Property & Casualty Co., Ltd., Class H........................... 5,771,198      7,303,557
     Ping An Insurance Group Co. of China, Ltd., Class H................... 3,770,000     43,512,512
     Postal Savings Bank of China Co., Ltd., Class H....................... 3,044,000      1,951,699
     Qingdao Port International Co., Ltd., Class H.........................    57,000         32,688
     Red Star Macalline Group Corp., Ltd., Class H.........................   350,809        281,083
# *  Semiconductor Manufacturing International Corp........................ 3,782,600      4,804,838
     Shandong Weigao Group Medical Polymer Co., Ltd., Class H..............   604,000        693,417
     Shanghai Electric Group Co., Ltd., Class H............................ 2,476,000        757,351
     Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H................   511,500      1,443,638
     Shanghai Pharmaceuticals Holding Co., Ltd., Class H...................   919,700      1,661,822
     Shenzhen International Holdings, Ltd..................................   210,009        426,955
     Shenzhou International Group Holdings, Ltd............................   545,300      7,535,309
     Shimao Property Holdings, Ltd......................................... 2,297,871      7,698,058
     Sino Biopharmaceutical, Ltd........................................... 7,435,000     11,069,913
     Sinopec Engineering Group Co., Ltd., Class H..........................   505,500        288,770
# *  Sinopec Oilfield Service Corp., Class H............................... 1,960,000        209,705
     Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR...............     7,417        202,720
     Sinopec Shanghai Petrochemical Co., Ltd., Class H..................... 5,113,000      1,412,156
     Sinopharm Group Co., Ltd., Class H.................................... 1,449,600      5,191,377
     Sinotruk Hong Kong, Ltd............................................... 1,021,000      1,542,800
     Sun Art Retail Group, Ltd............................................. 3,156,500      3,220,868
     Sunac China Holdings, Ltd............................................. 3,104,000     14,079,085
     Sunny Optical Technology Group Co., Ltd...............................   581,700      9,350,176
     Tencent Holdings, Ltd................................................. 3,697,300    149,973,259
     Tingyi Cayman Islands Holding Corp.................................... 3,436,000      4,570,896
#    TravelSky Technology, Ltd., Class H................................... 1,092,000      2,489,165
     Trip.com Group Ltd....................................................   301,237      9,937,809
     Tsingtao Brewery Co., Ltd., Class H...................................   320,000      1,854,404
     Uni-President China Holdings, Ltd.....................................    76,000         78,503
*    United Energy Group, Ltd.............................................. 5,182,000      1,049,026
# *  Vipshop Holdings, Ltd., ADR...........................................   525,284      6,061,777
     Want Want China Holdings, Ltd......................................... 6,644,000      5,596,964
# *  Weibo Corp., Sponsored ADR............................................    72,263      3,554,617
     Weichai Power Co., Ltd., Class H...................................... 3,524,800      5,548,102
     Xinjiang Goldwind Science & Technology Co., Ltd., Class H.............   788,159        939,964
#    Xinyi Solar Holdings, Ltd............................................. 2,710,000      1,531,248
     Yanzhou Coal Mining Co., Ltd., Class H................................ 3,532,000      3,583,470
     Yihai International Holding, Ltd......................................   477,000      3,243,953
     Yum China Holdings, Inc...............................................   281,179     11,950,108
*    YY, Inc., ADR.........................................................    33,875      1,925,455
     Zhejiang Expressway Co., Ltd., Class H................................   904,000        740,258
     Zhongsheng Group Holdings, Ltd........................................ 1,081,000      3,583,749
     Zhuzhou CRRC Times Electric Co., Ltd., Class H........................   476,700      1,768,827
     Zijin Mining Group Co., Ltd., Class H................................. 7,043,000      2,439,622
     Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H..... 1,258,200        923,640
# *  ZTE Corp., Class H....................................................   319,685        891,887
#    ZTO Express Cayman, Inc., ADR.........................................   156,968      3,453,296
                                                                                      --------------
TOTAL CHINA................................................................            1,063,674,058
                                                                                      --------------
COLOMBIA -- (0.4%)
     Banco de Bogota SA....................................................    51,765      1,332,719
     Bancolombia SA, Sponsored ADR.........................................   105,078      5,451,447
     Bancolombia SA........................................................   227,945      2,771,757
     Cementos Argos SA.....................................................   306,742        692,438
#    Ecopetrol SA, Sponsored ADR...........................................   103,177      1,882,980
     Ecopetrol SA.......................................................... 3,327,922      2,993,161
     Grupo Argos SA........................................................   397,985      2,154,771
     Grupo Aval Acciones y Valores SA, ADR.................................    81,855        667,118

THE EMERGING MARKETS SERIES
CONTINUED

                                                                            SHARES     VALUE>>
                                                                           --------- -----------
COLOMBIA -- (Continued)
    Grupo de Inversiones Suramericana SA..................................   276,874 $ 2,801,506
*   Grupo Energia Bogota SA ESP...........................................   904,734     582,188
    Grupo Nutresa SA......................................................   173,509   1,316,204
    Interconexion Electrica SA ESP........................................   489,262   2,822,666
                                                                                     -----------
TOTAL COLOMBIA............................................................            25,468,955
                                                                                     -----------
CZECH REPUBLIC -- (0.1%)
    CEZ A.S...............................................................   217,847   4,969,185
    Komercni banka A.S....................................................    57,958   1,958,803
    O2 Czech Republic A.S.................................................    70,083     661,142
                                                                                     -----------
TOTAL CZECH REPUBLIC......................................................             7,589,130
                                                                                     -----------
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E., GDR....................... 1,751,028   8,649,499
    Commercial International Bank Egypt S.A.E., GDR.......................    37,452     185,013
    Egyptian Financial Group-Hermes Holding Co., GDR......................    34,725      79,867
    Egyptian Financial Group-Hermes Holding Co., GDR......................    17,482      40,207
                                                                                     -----------
TOTAL EGYPT...............................................................             8,954,586
                                                                                     -----------
GREECE -- (0.4%)
*   Alpha Bank AE.........................................................   743,230   1,585,895
*   Eurobank Ergasias SA.................................................. 1,589,411   1,611,235
*   FF Group..............................................................    12,618      28,643
    Hellenic Petroleum SA.................................................   102,242     971,865
    Hellenic Telecommunications Organization SA...........................   340,319   5,161,411
    JUMBO SA..............................................................   168,373   3,280,310
    Motor Oil Hellas Corinth Refineries SA................................    96,253   2,380,548
    Mytilineos SA.........................................................    88,879     974,054
*   National Bank of Greece SA............................................   424,423   1,439,386
    OPAP SA...............................................................   294,440   3,202,153
*   Piraeus Bank SA.......................................................    11,341      39,555
    Terna Energy SA.......................................................    78,450     639,633
*   Titan Cement International SA.........................................    61,385   1,294,067
                                                                                     -----------
TOTAL GREECE..............................................................            22,608,755
                                                                                     -----------
HUNGARY -- (0.5%)
    MOL Hungarian Oil & Gas P.L.C......................................... 1,279,647  12,654,752
    OTP Bank P.L.C........................................................   262,272  12,095,181
    Richter Gedeon Nyrt...................................................   181,838   3,370,800
                                                                                     -----------
TOTAL HUNGARY.............................................................            28,120,733
                                                                                     -----------
INDIA -- (13.2%)
*   3M India, Ltd.........................................................     1,931     612,986
*   5Paisa Capital, Ltd...................................................     8,097      19,157
    ABB India, Ltd........................................................    42,536     868,454
    ACC, Ltd..............................................................    89,253   1,978,135
    Adani Gas, Ltd........................................................   274,364     567,807
*   Adani Green Energy, Ltd...............................................   208,791     263,169
    Adani Ports & Special Economic Zone, Ltd.............................. 1,042,109   5,808,538
*   Adani Power, Ltd...................................................... 1,288,677   1,197,126
*   Adani Transmissions, Ltd..............................................   358,918   1,394,922
*   Aditya Birla Capital, Ltd.............................................   952,698   1,102,925
*   Aditya Birla Fashion and Retail, Ltd..................................   281,439     844,554
    AIA Engineering, Ltd..................................................    17,408     421,466
    Ambuja Cements, Ltd...................................................   906,197   2,591,135
    Apollo Hospitals Enterprise, Ltd......................................    98,257   2,058,962

THE EMERGING MARKETS SERIES
CONTINUED

                                                                            SHARES     VALUE>>
                                                                           --------- -----------
INDIA -- (Continued)
    Ashok Leyland, Ltd.................................................... 3,332,094 $ 3,603,768
    Asian Paints, Ltd.....................................................   448,324  11,424,248
    Astral Polytechnik, Ltd...............................................    11,063     173,882
    Aurobindo Pharma, Ltd.................................................   652,018   4,318,435
*   Avenue Supermarts, Ltd................................................    47,872   1,343,931
    Axis Bank, Ltd........................................................ 1,278,234  13,167,528
    Bajaj Auto, Ltd.......................................................   138,030   6,304,909
    Bajaj Finance, Ltd....................................................   249,497  14,153,534
    Bajaj Finserv, Ltd....................................................    46,272   5,300,414
    Bajaj Holdings & Investment, Ltd......................................    65,332   3,358,437
    Balkrishna Industries, Ltd............................................   140,951   1,757,492
    Bandhan Bank, Ltd.....................................................   141,728   1,223,055
*   Bank of Baroda........................................................ 1,133,342   1,551,835
    Bata India, Ltd.......................................................    32,925     837,271
    Bayer CropScience, Ltd................................................     3,410     174,458
    Berger Paints India, Ltd..............................................   372,075   2,718,247
    Bharat Electronics, Ltd............................................... 1,847,465   3,073,865
    Bharat Forge, Ltd.....................................................   405,941   2,580,274
    Bharat Heavy Electricals, Ltd......................................... 1,489,332   1,187,992
    Bharat Petroleum Corp., Ltd...........................................   775,412   5,732,358
    Bharti Airtel, Ltd.................................................... 2,578,179  13,556,390
    Bharti Infratel, Ltd..................................................   472,935   1,265,632
    Biocon, Ltd...........................................................   298,370   1,030,887
    Bosch, Ltd............................................................     8,773   1,886,347
    Britannia Industries, Ltd.............................................    63,182   2,914,933
    Cadila Healthcare, Ltd................................................   502,353   1,780,612
    Castrol India, Ltd....................................................   521,631   1,110,459
    Cholamandalam Investment and Finance Co., Ltd.........................   569,821   2,447,315
    Cipla, Ltd............................................................   555,658   3,695,899
    City Union Bank, Ltd..................................................   112,069     334,909
    Coal India, Ltd.......................................................   745,896   2,186,340
    Colgate-Palmolive India, Ltd..........................................   118,327   2,582,284
    Container Corp. Of India, Ltd.........................................   312,698   2,589,758
    Coromandel International, Ltd.........................................     5,122      34,379
    Crompton Greaves Consumer Electricals, Ltd............................     9,816      35,260
    Cummins India, Ltd....................................................    97,690     746,836
    Dabur India, Ltd......................................................   716,101   4,659,408
*   Dewan Housing Finance Corp., Ltd......................................   360,475      88,320
    Divi's Laboratories, Ltd..............................................   107,580   2,650,567
    DLF, Ltd..............................................................   859,072   2,221,745
    Dr Reddy's Laboratories, Ltd., ADR....................................   153,127   5,994,922
    Dr Reddy's Laboratories, Ltd..........................................    71,015   2,792,976
    Edelweiss Financial Services, Ltd.....................................   879,818   1,143,126
    Eicher Motors, Ltd....................................................    20,610   6,561,016
    Emami, Ltd............................................................   182,619     841,505
    Endurance Technologies, Ltd...........................................    16,026     247,109
    Exide Industries, Ltd.................................................   403,542   1,094,745
    Federal Bank, Ltd..................................................... 2,661,927   3,142,334
*   Future Retail, Ltd....................................................   179,554     963,139
    GAIL India, Ltd....................................................... 2,255,765   4,383,432
    GAIL India, Ltd., GDR.................................................   102,368   1,180,100
    General Insurance Corp. of India......................................    10,633      46,707
    Gillette India, Ltd...................................................     1,999     226,383
    GlaxoSmithKline Consumer Healthcare, Ltd..............................    13,803   1,796,102
    GlaxoSmithKline Pharmaceuticals, Ltd..................................    30,018     705,648
    Glenmark Pharmaceuticals, Ltd.........................................   209,511     932,536
    Godrej Consumer Products, Ltd.........................................   473,915   4,932,037
    Godrej Industries, Ltd................................................   102,233     598,149
*   Godrej Properties, Ltd................................................    34,346     482,033

THE EMERGING MARKETS SERIES
CONTINUED

                                                                            SHARES     VALUE>>
                                                                           --------- -----------
INDIA -- (Continued)
    Graphite India, Ltd...................................................    47,786 $   192,077
    Grasim Industries, Ltd................................................   389,869   4,230,723
    Havells India, Ltd....................................................   262,162   2,549,695
    HCL Technologies, Ltd.................................................   842,668  13,737,124
    HDFC Bank Ltd......................................................... 2,767,968  47,944,947
    HDFC Life Insurance Co., Ltd..........................................   234,226   2,063,954
*   Hemisphere Properties India, Ltd......................................   109,030     256,401
    Hero MotoCorp, Ltd....................................................    91,372   3,486,852
    Hindalco Industries, Ltd.............................................. 2,362,100   6,229,207
    Hindustan Petroleum Corp., Ltd........................................   726,814   3,300,546
    Hindustan Unilever, Ltd...............................................   959,377  29,474,730
    Honeywell Automation India, Ltd.......................................       750     296,037
    Housing Development Finance Corp., Ltd................................ 1,218,361  36,652,982
    ICICI Bank, Ltd., Sponsored ADR.......................................   938,097  12,223,397
    ICICI Lombard General Insurance Co., Ltd..............................    50,721     955,315
    ICICI Prudential Life Insurance Co., Ltd..............................   237,801   1,707,053
*   IDFC First Bank, Ltd.................................................. 2,686,862   1,689,233
    IIFL Finance, Ltd.....................................................   120,008     194,543
*   IIFL Securities, Ltd..................................................   120,008      49,490
    IIFL Wealth Management, Ltd...........................................    17,144     320,746
    Indiabulls Housing Finance, Ltd.......................................   888,168   2,561,697
    Indiabulls Ventures, Ltd..............................................   103,518     146,521
    Indian Hotels Co., Ltd. (The).........................................   182,164     392,490
    Indian Oil Corp., Ltd................................................. 1,482,131   3,003,002
    Indraprastha Gas, Ltd.................................................   274,014   1,518,738
    IndusInd Bank, Ltd....................................................   173,449   3,208,474
    Info Edge India, Ltd..................................................    42,448   1,525,332
    Infosys, Ltd., Sponsored ADR.......................................... 1,695,776  16,262,492
    Infosys, Ltd.......................................................... 3,610,458  34,788,558
    InterGlobe Aviation, Ltd..............................................    62,008   1,270,110
    ITC, Ltd.............................................................. 4,651,620  16,917,657
*   Jindal Steel & Power, Ltd.............................................   718,573   1,170,024
    JSW Steel, Ltd........................................................ 2,677,650   8,580,456
    Jubilant Foodworks, Ltd...............................................   128,080   2,876,986
    Kansai Nerolac Paints, Ltd............................................   135,798   1,072,801
    Kotak Mahindra Bank, Ltd..............................................   538,866  11,896,834
    L&T Finance Holdings, Ltd............................................. 1,403,145   1,889,565
    Larsen & Toubro Infotech, Ltd.........................................    77,400   1,872,968
    Larsen & Toubro, Ltd..................................................   417,782   8,673,750
    LIC Housing Finance, Ltd..............................................   915,481   5,351,005
    Lupin, Ltd............................................................   520,813   5,463,851
    Mahindra & Mahindra Financial Services, Ltd...........................   687,295   3,435,991
    Mahindra & Mahindra, Ltd.............................................. 1,128,701   9,632,530
    Marico, Ltd...........................................................   738,680   3,811,222
    Maruti Suzuki India, Ltd..............................................   138,331  14,739,086
    Mindtree, Ltd.........................................................    30,554     306,816
    Motherson Sumi Systems, Ltd........................................... 1,767,890   3,077,721
    Mphasis, Ltd..........................................................   172,487   2,306,537
    MRF, Ltd..............................................................     2,969   2,749,273
    Muthoot Finance, Ltd..................................................   360,148   3,573,327
    Nestle India, Ltd.....................................................    35,878   7,557,878
    NHPC, Ltd............................................................. 3,026,547   1,004,257
    NTPC, Ltd............................................................. 1,621,967   2,798,147
    Oberoi Realty, Ltd....................................................    85,041     604,925
*   Odisha Cement, Ltd....................................................    78,770     898,674
    Oil & Natural Gas Corp., Ltd.......................................... 1,347,023   2,686,579
    Oil India, Ltd........................................................   356,798     864,596
*   Oracle Financial Services Software, Ltd...............................    36,943   1,639,798
    Page Industries, Ltd..................................................     6,750   2,466,155

THE EMERGING MARKETS SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- ------------
INDIA -- (Continued)
     Petronet LNG, Ltd.....................................................  1,989,103 $  8,015,198
     Pfizer, Ltd...........................................................      2,325      133,407
     PI Industries, Ltd....................................................      3,550       71,174
     Pidilite Industries, Ltd..............................................    195,176    3,864,737
     Piramal Enterprises, Ltd..............................................    139,734    3,312,054
     PNB Housing Finance, Ltd..............................................     26,993      203,584
*    Power Finance Corp., Ltd..............................................  1,664,471    2,557,105
     Power Grid Corp. of India, Ltd........................................  1,910,627    5,345,584
     Procter & Gamble Hygiene & Health Care, Ltd...........................     11,021    1,898,425
*    Punjab National Bank..................................................  1,362,458    1,251,828
     Rajesh Exports, Ltd...................................................    161,667    1,540,371
     Ramco Cements, Ltd. (The).............................................    106,172    1,173,130
     RBL Bank, Ltd.........................................................    362,712    1,580,150
     REC, Ltd..............................................................  2,124,950    4,180,298
     Reliance Industries, Ltd., GDR........................................      3,374      138,370
     Reliance Industries, Ltd..............................................  3,145,620   64,868,528
     Sanofi India, Ltd.....................................................        529       50,222
     SBI Life Insurance Co., Ltd...........................................     73,656    1,030,256
     Shree Cement, Ltd.....................................................     10,928    3,078,378
     Shriram Transport Finance Co., Ltd....................................    437,608    7,022,946
     Siemens, Ltd..........................................................     70,252    1,652,096
     SRF, Ltd..............................................................     10,220      417,385
*    State Bank of India...................................................  1,330,384    5,852,741
     Steel Authority of India, Ltd.........................................  1,037,967      537,606
     Sun Pharmaceutical Industries, Ltd....................................    943,956    5,783,656
     Sun TV Network, Ltd...................................................    164,006    1,218,258
     Sundaram Finance Holdings, Ltd........................................     27,690       26,943
     Sundaram Finance, Ltd.................................................     47,405    1,070,686
     Supreme Industries, Ltd...............................................      3,625       59,422
     Tata Chemicals, Ltd...................................................    103,755      920,430
     Tata Communications, Ltd..............................................    109,030      541,932
     Tata Consultancy Services, Ltd........................................  1,281,838   41,123,575
     Tata Global Beverages, Ltd............................................    335,765    1,499,434
# *  Tata Motors, Ltd., Sponsored ADR......................................     41,094      496,416
*    Tata Motors, Ltd......................................................  4,307,173   10,656,444
     Tata Power Co., Ltd. (The)............................................  1,609,942    1,345,854
     Tata Steel, Ltd.......................................................  1,004,275    5,369,481
     Tech Mahindra, Ltd....................................................    939,022    9,777,751
     Titan Co., Ltd........................................................    364,783    6,846,880
     Torrent Pharmaceuticals, Ltd..........................................    106,907    2,677,805
     UltraTech Cement, Ltd.................................................     84,071    4,909,930
     United Breweries, Ltd.................................................     97,945    1,762,012
*    United Spirits, Ltd...................................................    364,742    3,228,135
     UPL, Ltd..............................................................  1,192,254   10,052,139
     Varun Beverages, Ltd..................................................      4,274       37,227
     Vedanta, Ltd..........................................................  4,103,469    8,573,127
*    Vodafone Idea, Ltd.................................................... 12,908,562      698,855
     Voltas, Ltd...........................................................    145,520    1,444,367
     Whirlpool of India, Ltd...............................................     23,593      736,019
     Wipro, Ltd............................................................  1,581,554    5,805,013
     Yes Bank, Ltd.........................................................  3,630,287    3,589,974
     Zee Entertainment Enterprises, Ltd....................................  1,232,655    4,521,658
                                                                                       ------------
TOTAL INDIA................................................................             806,298,419
                                                                                       ------------
INDONESIA -- (2.7%)
     Ace Hardware Indonesia Tbk PT......................................... 11,832,300    1,424,053
     Adaro Energy Tbk PT................................................... 56,601,000    5,277,105
     Aneka Tambang Tbk..................................................... 17,868,700    1,131,739
     Astra Agro Lestari Tbk PT.............................................  1,255,245    1,022,395

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                           ---------- ------------
INDONESIA -- (Continued)
    Astra International Tbk PT............................................ 22,239,310 $ 10,999,577
    Bank Central Asia Tbk PT..............................................  8,457,600   18,930,876
    Bank Danamon Indonesia Tbk PT.........................................  4,749,479    1,420,734
    Bank Mandiri Persero Tbk PT........................................... 15,448,034    7,721,994
    Bank Negara Indonesia Persero Tbk PT.................................. 13,179,322    7,194,360
*   Bank Pan Indonesia Tbk PT.............................................  3,721,000      356,164
*   Bank Permata Tbk PT...................................................  7,825,200      743,907
    Bank Rakyat Indonesia Persero Tbk PT.................................. 63,168,800   18,927,597
    Bank Tabungan Negara Persero Tbk PT...................................  9,133,700    1,208,870
    Barito Pacific Tbk PT................................................. 61,598,500    4,168,751
    Bayan Resources Tbk PT................................................     79,500       77,969
    Bukit Asam Tbk PT..................................................... 10,313,700    1,651,495
*   Bumi Serpong Damai Tbk PT............................................. 15,017,500    1,512,245
    Charoen Pokphand Indonesia Tbk PT..................................... 11,695,400    5,245,142
    Ciputra Development Tbk PT............................................  4,428,800      349,898
    Gudang Garam Tbk PT...................................................  1,002,000    4,001,706
    Indah Kiat Pulp & Paper Corp. Tbk PT..................................  8,689,000    4,497,921
    Indocement Tunggal Prakarsa Tbk PT....................................  1,443,900    2,057,080
    Indofood CBP Sukses Makmur Tbk PT.....................................  3,456,800    2,861,979
    Indofood Sukses Makmur Tbk PT......................................... 13,548,600    7,424,678
    Japfa Comfeed Indonesia Tbk PT........................................    525,300       64,348
    Jasa Marga Persero Tbk PT.............................................  3,871,113    1,502,099
    Kalbe Farma Tbk PT.................................................... 29,646,700    3,366,638
    Mayora Indah Tbk PT................................................... 12,659,525    1,927,987
    Media Nusantara Citra Tbk PT..........................................  3,313,700      310,279
    Mitra Keluarga Karyasehat Tbk PT......................................  3,840,200      710,990
    Pabrik Kertas Tjiwi Kimia Tbk PT......................................    914,500      688,385
    Pakuwon Jati Tbk PT................................................... 33,683,900    1,499,035
    Perusahaan Gas Negara Tbk PT.......................................... 14,270,600    2,141,575
    Sarana Menara Nusantara Tbk PT........................................ 38,313,400    1,798,890
    Semen Indonesia Persero Tbk PT........................................  4,149,000    3,741,923
    Sinar Mas Agro Resources & Technology Tbk PT..........................  1,035,700      283,565
*   Smartfren Telecom Tbk PT.............................................. 46,920,100      497,593
    Surya Citra Media Tbk PT..............................................  8,191,700      711,663
    Telekomunikasi Indonesia Persero Tbk PT............................... 37,216,900   10,860,667
#   Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR................    196,768    5,682,660
*   Totalindo Eka Persada Tbk PT..........................................    722,000       30,066
    Tower Bersama Infrastructure Tbk PT...................................  2,356,000    1,061,440
    Unilever Indonesia Tbk PT.............................................  2,015,700    6,276,257
    United Tractors Tbk PT................................................  4,737,496    7,312,465
*   Vale Indonesia Tbk PT.................................................  4,774,500    1,260,627
    Waskita Karya Persero Tbk PT.......................................... 11,872,279    1,314,673
*   XL Axiata Tbk PT...................................................... 13,224,900    3,336,356
                                                                                      ------------
TOTAL INDONESIA...........................................................             166,588,416
                                                                                      ------------
MALAYSIA -- (2.6%)
    AFFIN Bank Bhd........................................................    156,890       72,796
    AirAsia Group Bhd.....................................................  6,063,200    2,768,239
    Alliance Bank Malaysia Bhd............................................    588,800      405,210
    AMMB Holdings Bhd.....................................................  3,703,359    3,532,502
    Astro Malaysia Holdings Bhd...........................................  2,812,500      908,912
    Axiata Group Bhd......................................................  3,987,343    4,098,438
    Batu Kawan Bhd........................................................    105,400      393,375
    BIMB Holdings Bhd.....................................................  1,193,855    1,213,884
    Boustead Holdings Bhd.................................................    221,300       52,900
    British American Tobacco Malaysia Bhd.................................    198,100      891,838
    Carlsberg Brewery Malaysia Bhd, Class B...............................    101,300      672,392
    CIMB Group Holdings Bhd...............................................  4,938,173    6,197,509
    Dialog Group Bhd......................................................  1,629,918    1,356,243

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                           ---------- ------------
MALAYSIA -- (Continued)
    DiGi.Com Bhd..........................................................  5,082,520 $  5,707,922
    Fraser & Neave Holdings Bhd...........................................    213,400    1,764,778
    Gamuda Bhd............................................................  3,172,400    2,836,744
    Genting Bhd...........................................................  3,593,900    4,992,325
    Genting Malaysia Bhd..................................................  4,360,000    3,344,065
    Genting Plantations Bhd...............................................    415,400      984,565
    HAP Seng Consolidated Bhd.............................................    973,700    2,325,329
    Hartalega Holdings Bhd................................................  2,213,600    2,784,709
    Heineken Malaysia Bhd.................................................     84,600      516,784
    Hong Leong Bank Bhd...................................................    473,166    1,948,296
    Hong Leong Financial Group Bhd........................................    575,883    2,400,012
    IHH Healthcare Bhd....................................................  1,387,400    1,890,870
    IJM Corp. Bhd.........................................................  5,975,162    3,072,090
    Inari Amertron Bhd....................................................  3,079,300    1,447,502
#   IOI Corp. Bhd.........................................................  1,524,905    1,591,565
    IOI Properties Group Bhd..............................................  2,847,529      707,795
    Kuala Lumpur Kepong Bhd...............................................    416,900    2,161,566
    Lotte Chemical Titan Holding Bhd......................................    162,100       96,125
    Malayan Banking Bhd...................................................  4,863,338   10,001,124
    Malaysia Airports Holdings Bhd........................................  2,790,541    5,281,643
#   Malaysia Building Society Bhd.........................................  3,639,160      761,456
    Maxis Bhd.............................................................  2,881,400    3,710,192
    MISC Bhd..............................................................  1,396,698    2,781,940
    Nestle Malaysia Bhd...................................................     44,500    1,540,053
    Petronas Chemicals Group Bhd..........................................  3,389,400    6,055,551
    Petronas Dagangan Bhd.................................................    307,800    1,734,518
    Petronas Gas Bhd......................................................    792,400    3,156,346
    PPB Group Bhd.........................................................    925,080    4,001,978
    Press Metal Aluminium Holdings Bhd....................................  1,919,800    2,184,324
    Public Bank Bhd.......................................................  3,656,014   17,743,930
    QL Resources Bhd......................................................  1,068,790    1,858,625
    RHB Bank Bhd..........................................................  2,413,105    3,319,465
    Serba Dinamik Holdings Bhd............................................  1,168,300    1,164,932
    Sime Darby Bhd........................................................  6,338,861    3,436,998
#   Sime Darby Plantation Bhd.............................................  2,911,661    3,414,535
#   Sime Darby Property Bhd...............................................  3,479,461      603,315
    SP Setia Bhd Group....................................................  1,538,111      444,897
    Sunway Bhd............................................................  3,657,082    1,486,587
    Telekom Malaysia Bhd..................................................  1,604,564    1,441,921
    Tenaga Nasional Bhd...................................................  3,718,850   12,315,884
    Top Glove Corp. Bhd...................................................  2,847,100    2,962,025
    UMW Holdings Bhd......................................................    775,266      821,442
    United Plantations Bhd................................................     36,600      218,573
    Westports Holdings Bhd................................................  1,666,900    1,705,231
    Yinson Holdings Bhd...................................................    466,300      770,154
    YTL Corp. Bhd......................................................... 13,265,999    2,758,458
#   YTL Power International Bhd...........................................  2,843,597      466,344
                                                                                      ------------
TOTAL MALAYSIA............................................................             161,279,721
                                                                                      ------------
MEXICO -- (3.6%)
    Alfa S.A.B. de C.V., Class A.......................................... 11,293,476    9,827,816
#   America Movil S.A.B. de C.V........................................... 48,207,854   38,167,318
    America Movil S.A.B. de C.V., Sponsored ADR, Class L..................    109,448    1,730,373
    Arca Continental S.A.B. de C.V........................................    692,024    3,867,981
#   Becle S.A.B. de C.V...................................................    932,836    1,606,574
#   Cemex S.A.B. de C.V................................................... 24,758,419    9,305,402
    Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR.........................     29,997    1,649,235
#   Coca-Cola Femsa S.A.B. de C.V.........................................    390,519    2,148,651
    El Puerto de Liverpool S.A.B. de C.V..................................    334,218    1,702,841

THE EMERGING MARKETS SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- ------------
MEXICO -- (Continued)
     Fomento Economico Mexicano S.A.B. de C.V..............................  1,232,252 $ 10,953,280
     Gruma S.A.B. de C.V., Class B.........................................    573,607    6,002,202
     Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR..................     13,641    1,425,621
     Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B..............    533,221    5,589,029
     Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR...................     32,374    5,301,243
#    Grupo Bimbo S.A.B. de C.V., Class A...................................  3,048,353    5,688,970
#    Grupo Carso S.A.B. de C.V.............................................    793,269    2,647,460
     Grupo Elektra S.A.B. de C.V...........................................     93,302    6,778,236
     Grupo Financiero Banorte S.A.B. de C.V................................  5,267,183   28,799,538
     Grupo Financiero Inbursa S.A.B. de C.V................................  3,950,124    4,913,912
#    Grupo Lala S.A.B. de C.V..............................................    604,703      595,068
     Grupo Mexico S.A.B. de C.V., Class B..................................  5,062,536   13,366,579
*    Grupo Qumma S.A. de C.V., Class B.....................................      1,591            0
     Grupo Televisa S.A.B., Sponsored ADR..................................    202,737    2,240,244
#    Grupo Televisa S.A.B..................................................  3,760,780    8,310,803
# *  Impulsora del Desarrollo y el Empleo en America Latina S.A.B. de
       C.V.................................................................  2,300,948    2,584,851
#    Industrias Penoles S.A.B. de C.V......................................    374,851    4,464,345
*    Infraestructura Energetica Nova S.A.B. de C.V.........................    466,917    2,063,158
     Kimberly-Clark de Mexico S.A.B. de C.V., Class A......................  2,758,212    5,541,803
     Megacable Holdings S.A.B. de C.V......................................    250,780    1,029,506
#    Orbia Advance Corp. S.A.B. de C.V.....................................  3,426,482    7,417,083
     Organizacion Soriana S.A.B. de C.V., Class B..........................    967,645    1,245,491
     Promotora y Operadora de Infraestructura S.A.B. de C.V................    333,142    3,079,700
#    Wal-Mart de Mexico S.A.B. de C.V......................................  7,198,435   21,573,040
                                                                                       ------------
TOTAL MEXICO...............................................................             221,617,353
                                                                                       ------------
NETHERLANDS -- (0.1%)
*    Prosus N.V............................................................     49,677    3,425,675
                                                                                       ------------
PERU -- (0.3%)
     Cementos Pacasmayo SAA, ADR...........................................     15,158      147,718
     Cia de Minas Buenaventura SAA, ADR....................................    125,122    1,919,371
     Credicorp, Ltd........................................................     70,995   15,195,770
     Grana y Montero SAA, Sponsored ADR....................................    108,988      268,110
                                                                                       ------------
TOTAL PERU.................................................................              17,530,969
                                                                                       ------------
PHILIPPINES -- (1.4%)
     Aboitiz Equity Ventures, Inc..........................................  2,238,260    2,463,738
     Aboitiz Power Corp....................................................  1,962,800    1,545,020
     Alliance Global Group, Inc............................................  9,328,900    2,108,063
*    Altus San Nicolas Corp................................................     61,317        6,259
     Ayala Corp............................................................    239,962    4,062,856
     Ayala Land, Inc.......................................................  9,812,818    9,377,403
     Bank of the Philippine Islands........................................  1,250,932    2,389,881
     BDO Unibank, Inc......................................................  1,553,962    4,740,370
     Bloomberry Resorts Corp...............................................  1,686,400      331,815
     DMCI Holdings, Inc.................................................... 12,875,600    2,080,206
*    Emperador, Inc........................................................  1,850,900      255,313
     Globe Telecom, Inc....................................................     67,895    2,440,457
     GT Capital Holdings, Inc..............................................    169,516    2,983,868
     International Container Terminal Services, Inc........................  2,021,610    4,726,067
     JG Summit Holdings, Inc...............................................  3,764,670    5,650,511
     Jollibee Foods Corp...................................................    639,740    2,923,191
     LT Group, Inc.........................................................  4,703,300    1,236,392
     Manila Electric Co....................................................    295,630    1,971,662
     Megaworld Corp........................................................ 27,020,000    2,570,130
     Metro Pacific Investments Corp........................................ 20,451,700    1,932,267
     Metropolitan Bank & Trust Co..........................................  2,128,588    2,833,599

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- -----------
PHILIPPINES -- (Continued)
     PLDT, Inc., Sponsored ADR.............................................   121,988 $ 2,545,890
     PLDT, Inc.............................................................   120,010   2,582,553
     Puregold Price Club, Inc.............................................. 2,108,900   1,696,292
     Robinsons Land Corp................................................... 3,184,682   1,596,093
     Robinsons Retail Holdings, Inc........................................   541,860     810,138
     San Miguel Corp....................................................... 1,462,960   4,815,479
     San Miguel Food and Beverage, Inc.....................................    48,780      88,471
     Security Bank Corp....................................................   429,970   1,687,021
     Semirara Mining & Power Corp..........................................   144,900      66,672
     SM Investments Corp...................................................   189,763   3,846,955
     SM Prime Holdings, Inc................................................ 7,772,210   5,967,575
*    Top Frontier Investment Holdings, Inc.................................    23,189     105,298
     Universal Robina Corp................................................. 1,309,160   3,889,276
                                                                                      -----------
TOTAL PHILIPPINES..........................................................            88,326,781
                                                                                      -----------
POLAND -- (1.4%)
*    Alior Bank SA.........................................................   227,085   1,604,352
*    AmRest Holdings SE....................................................    60,781     752,576
     Bank Handlowy w Warszawie SA..........................................    53,319     711,907
*    Bank Millennium SA.................................................... 1,416,084   2,279,602
     Bank Polska Kasa Opieki SA............................................   102,625   2,898,203
#    CCC SA................................................................    41,478   1,211,768
     CD Projekt SA.........................................................    47,312   3,123,240
     Cyfrowy Polsat SA.....................................................   496,240   3,599,458
*    Dino Polska SA........................................................    82,960   3,232,949
*    Grupa Azoty SA........................................................    26,707     245,426
     Grupa Lotos SA........................................................   316,053   7,892,813
     ING Bank Slaski SA....................................................    38,424   1,950,827
*    KGHM Polska Miedz SA..................................................   384,416   8,427,796
     LPP SA................................................................     2,033   4,342,816
# *  mBank SA..............................................................    30,837   3,083,127
*    Orange Polska SA......................................................   864,174   1,415,962
*    PGE Polska Grupa Energetyczna SA...................................... 1,516,559   3,251,743
     Polski Koncern Naftowy Orlen S.A......................................   565,808  15,470,940
     Polskie Gornictwo Naftowe i Gazownictwo SA............................ 1,283,848   1,581,722
     Powszechna Kasa Oszczednosci Bank Polski SA...........................   684,957   6,839,222
     Powszechny Zaklad Ubezpieczen SA......................................   808,411   7,823,071
     Santander Bank Polska SA..............................................    33,813   2,773,758
                                                                                      -----------
TOTAL POLAND...............................................................            84,513,278
                                                                                      -----------
RUSSIA -- (2.1%)
     Gazprom PJSC, Sponsored ADR........................................... 2,221,918  17,812,774
     Gazprom PJSC, Sponsored ADR...........................................    42,939     344,049
     Lukoil PJSC, Sponsored ADR............................................   240,181  22,133,405
     Magnitogorsk Iron & Steel Works PJSC, GDR.............................   199,210   1,461,817
*    Mail.Ru Group, Ltd., GDR..............................................    52,592   1,117,054
     MMC Norilsk Nickel PJSC, ADR..........................................    36,191   1,003,757
     MMC Norilsk Nickel PJSC, ADR..........................................   406,377  11,274,147
     Mobile TeleSystems PJSC, Sponsored ADR................................   427,008   3,821,722
     Novatek PJSC, GDR.....................................................    30,449   6,532,337
     Novolipetsk Steel PJSC, GDR...........................................   111,869   2,192,755
     Novolipetsk Steel PJSC, GDR...........................................    13,308     260,304
     PhosAgro PJSC, GDR....................................................    83,207   1,047,943
     PhosAgro PJSC, GDR....................................................     2,148      27,022
     Polyus PJSC, GDR......................................................     1,468      86,611
     POLYUS PJSC...........................................................    17,913   1,054,180
     Rosneft Oil Co. PJSC, GDR.............................................    71,061     470,566
     Rosneft Oil Co. PJSC, GDR.............................................   700,727   4,656,933

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- ------------
RUSSIA -- (Continued)
     Rostelecom PJSC, Sponsored ADR........................................    17,296 $    127,385
     Rostelecom PJSC, Sponsored ADR........................................    78,867      572,440
     RusHydro PJSC, ADR....................................................    12,131        9,341
     RusHydro PJSC, ADR.................................................... 1,183,182      887,088
     Sberbank of Russia PJSC, Sponsored ADR................................ 1,512,183   22,268,858
     Severstal PJSC, GDR...................................................   191,829    2,622,014
     Severstal PJSC, GDR...................................................    11,227      153,361
     Tatneft PJSC, Sponsored ADR...........................................   137,960    9,674,158
     Tatneft PJSC, Sponsored ADR...........................................    80,484    5,612,552
     VEON, Ltd.............................................................   361,489      867,574
     VTB Bank PJSC, GDR.................................................... 1,358,280    1,805,354
     VTB Bank PJSC, GDR.................................................... 1,442,703    1,917,352
     X5 Retail Group NV, GDR...............................................   114,794    3,841,007
                                                                                      ------------
TOTAL RUSSIA...............................................................            125,655,860
                                                                                      ------------
SOUTH AFRICA -- (6.6%)
     Absa Group, Ltd....................................................... 2,048,444   21,009,003
     Anglo American Platinum, Ltd..........................................    87,998    6,572,513
     AngloGold Ashanti, Ltd................................................     7,142      157,969
     AngloGold Ashanti, Ltd., Sponsored ADR................................ 1,511,371   33,371,072
*    Aspen Pharmacare Holdings, Ltd........................................   574,874    4,013,135
     Assore, Ltd...........................................................    47,921      807,160
     AVI, Ltd..............................................................    87,426      501,987
     Bid Corp., Ltd........................................................   557,382   13,003,280
     Bidvest Group, Ltd. (The).............................................   983,621   13,427,252
#    Capitec Bank Holdings, Ltd............................................    75,595    6,871,578
     Clicks Group, Ltd.....................................................   444,655    7,228,259
     Discovery, Ltd........................................................   778,483    6,197,159
     Exxaro Resources, Ltd.................................................   744,658    6,088,007
     FirstRand, Ltd........................................................ 4,821,116   20,841,591
     Foschini Group, Ltd. (The)............................................   615,580    7,099,390
     Gold Fields, Ltd......................................................    61,553      382,268
     Gold Fields, Ltd., Sponsored ADR...................................... 3,517,277   21,736,772
*    Impala Platinum Holdings, Ltd......................................... 1,257,286    8,656,370
     Investec, Ltd.........................................................   738,692    4,197,329
     Kumba Iron Ore, Ltd...................................................   164,394    4,005,624
     Liberty Holdings, Ltd.................................................   170,283    1,311,421
     Life Healthcare Group Holdings, Ltd................................... 2,954,770    4,666,439
     Momentum Metropolitan Holdings........................................    46,831       62,541
     Mr. Price Group, Ltd..................................................   439,100    4,642,969
#    MTN Group, Ltd........................................................ 4,153,006   25,705,368
*    MultiChoice Group, Ltd................................................   660,191    5,498,349
     Naspers, Ltd., Class N................................................   269,196   38,093,520
     Nedbank Group, Ltd....................................................   878,815   13,331,877
     NEPI Rockcastle P.L.C.................................................   431,671    3,759,114
*    Northam Platinum, Ltd.................................................   364,883    2,463,905
     Old Mutual, Ltd....................................................... 6,793,519    8,834,527
     PSG Group, Ltd........................................................   301,924    4,721,215
#    Sanlam, Ltd........................................................... 2,683,932   14,125,109
#    Sasol, Ltd., Sponsored ADR............................................   742,393   13,437,313
#    Shoprite Holdings, Ltd................................................   824,913    7,391,620
*    Sibanye Gold, Ltd..................................................... 3,938,565    7,604,165
*    Sibanye Gold, Ltd., Sponsored ADR.....................................   395,460    3,025,269
     SPAR Group, Ltd. (The)................................................   287,889    3,873,323
     Standard Bank Group, Ltd.............................................. 2,064,368   23,699,452
# *  Steinhoff International Holdings NV................................... 3,896,458      252,864
     Telkom SA SOC, Ltd....................................................   998,545    4,564,797
     Tiger Brands, Ltd.....................................................   444,130    6,306,561
     Vodacom Group, Ltd....................................................   888,759    7,764,485

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- ------------
SOUTH AFRICA -- (Continued)
     Woolworths Holdings, Ltd.............................................. 2,502,184 $  9,513,129
                                                                                      ------------
TOTAL SOUTH AFRICA.........................................................            400,817,050
                                                                                      ------------
SOUTH KOREA -- (14.8%)
#    Amorepacific Corp.....................................................    27,561    4,534,144
     AMOREPACIFIC Group....................................................    17,552    1,272,041
     BGF retail Co., Ltd...................................................     8,265    1,265,850
     BNK Financial Group, Inc..............................................   525,177    3,136,554
# *  Celltrion Pharm, Inc..................................................    11,585      396,955
# *  Celltrion, Inc........................................................    79,315   13,574,758
     Cheil Worldwide, Inc..................................................   108,287    2,301,694
     CJ CheilJedang Corp...................................................    19,918    3,914,849
     CJ Corp...............................................................    49,649    3,509,332
     CJ ENM Co., Ltd.......................................................    23,451    3,318,980
# *  CJ Logistics Corp.....................................................    15,593    2,110,294
     Com2uSCorp............................................................    11,105      936,249
     Cuckoo Holdings Co., Ltd..............................................       480       42,666
     Daelim Industrial Co., Ltd............................................    64,004    4,974,997
*    Daewoo Engineering & Construction Co., Ltd............................   410,336    1,530,153
*    Daewoo Shipbuilding & Marine Engineering Co., Ltd.....................    71,856    1,732,943
     Daewoong Pharmaceutical Co., Ltd......................................     3,379      441,862
     DB Insurance Co., Ltd.................................................   176,504    7,652,437
     DGB Financial Group, Inc..............................................   341,331    2,060,641
     Dongsuh Cos., Inc.....................................................    31,182      468,950
     Doosan Bobcat, Inc....................................................    81,448    2,196,049
     Doosan Co., Ltd.......................................................    15,267    1,018,948
# *  Doosan Fuel Cell Co., Ltd.............................................    51,053      338,762
# *  Doosan Heavy Industries & Construction Co., Ltd.......................   378,754    1,997,230
# *  Doosan Infracore Co., Ltd.............................................   492,270    2,387,221
*    Doosan Solus Co., Ltd.................................................    28,141      430,538
     Douzone Bizon Co., Ltd................................................    28,707    1,811,065
     E-MART, Inc...........................................................    42,516    4,066,811
     F&F Co., Ltd..........................................................     1,448      124,790
#    Fila Korea, Ltd.......................................................    75,486    3,724,692
     Grand Korea Leisure Co., Ltd..........................................    41,934      765,248
     Green Cross Corp......................................................     5,939      653,764
     Green Cross Holdings Corp.............................................    23,565      420,103
     GS Engineering & Construction Corp....................................   193,329    5,118,527
     GS Holdings Corp......................................................   190,987    8,139,330
     GS Home Shopping, Inc.................................................     4,597      587,669
     GS Retail Co., Ltd....................................................    53,143    1,746,567
     Hana Financial Group, Inc.............................................   522,739   15,134,623
# *  Hanall Biopharma Co., Ltd.............................................    21,051      598,596
#    Hanjin Kal Corp.......................................................    39,259    1,021,623
     Hankook Tire & Technology Co., Ltd....................................   174,928    4,664,473
     Hanmi Pharm Co., Ltd..................................................     6,448    1,844,375
     Hanmi Science Co., Ltd................................................    10,613      396,942
     Hanon Systems.........................................................   266,528    2,652,601
     Hanssem Co., Ltd......................................................    16,476      895,762
*    Hanwha Aerospace Co., Ltd.............................................    61,456    1,996,286
     Hanwha Chemical Corp..................................................   253,700    3,549,838
     Hanwha Corp...........................................................    97,248    1,982,546
     Hanwha Life Insurance Co., Ltd........................................ 1,038,851    1,988,059
     HDC Holdings Co., Ltd.................................................     3,027       30,758
     Hite Jinro Co., Ltd...................................................    48,621    1,188,123
# *  HLB, Inc..............................................................    26,246    3,744,338
#    Hotel Shilla Co., Ltd.................................................    55,107    3,663,337
*    Hugel, Inc............................................................     2,135      667,950
*    Hyosung Advanced Materials Corp.......................................     7,969      749,447

THE EMERGING MARKETS SERIES
CONTINUED

                                                                            SHARES    VALUE>>
                                                                            ------- -----------
SOUTH KOREA -- (Continued)
     Hyosung Chemical Corp.................................................   5,674 $   805,748
     Hyosung Corp..........................................................  20,694   1,469,961
     Hyosung TNC Co., Ltd..................................................   7,698   1,060,810
     Hyundai Department Store Co., Ltd.....................................  28,328   1,798,566
     Hyundai Elevator Co., Ltd.............................................  16,325   1,029,807
     Hyundai Engineering & Construction Co., Ltd........................... 107,639   3,965,749
     Hyundai Glovis Co., Ltd...............................................  27,895   3,613,296
     Hyundai Greenfood Co., Ltd............................................  51,951     500,075
     Hyundai Heavy Industries Holdings Co., Ltd............................  14,457   4,233,789
     Hyundai Home Shopping Network Corp....................................   5,020     364,623
     Hyundai Marine & Fire Insurance Co., Ltd.............................. 226,396   4,916,587
*    Hyundai Merchant Marine Co., Ltd...................................... 188,580     532,995
     Hyundai Mipo Dockyard Co., Ltd........................................  40,720   1,518,514
     Hyundai Mobis Co., Ltd................................................  54,300  11,073,592
     Hyundai Motor Co...................................................... 128,680  13,478,504
# *  Hyundai Rotem Co., Ltd................................................  49,288     679,571
     Hyundai Steel Co...................................................... 136,222   3,709,992
     Hyundai Wia Corp......................................................  31,556   1,386,737
# *  Iljin Materials Co., Ltd..............................................  21,152     712,077
     Industrial Bank of Korea.............................................. 481,487   4,876,197
     Innocean Worldwide, Inc...............................................   7,081     390,886
#    Kakao Corp............................................................  26,447   3,209,403
     Kangwon Land, Inc..................................................... 104,801   2,821,674
     KB Financial Group, Inc............................................... 413,344  14,880,128
     KB Financial Group, Inc., ADR.........................................  63,998   2,286,009
     KCC Corp..............................................................  11,809   2,292,105
     KEPCO Plant Service & Engineering Co., Ltd............................  30,975     866,730
     Kia Motors Corp....................................................... 227,908   8,329,435
#    KIWOOM Securities Co., Ltd............................................  26,617   1,578,564
# *  KMW Co., Ltd..........................................................  39,619   1,815,742
     Koh Young Technology, Inc.............................................   2,393     193,521
     Kolon Industries, Inc.................................................  40,014   1,619,899
     Korea Aerospace Industries, Ltd.......................................  37,044   1,209,169
# *  Korea Electric Power Corp., Sponsored ADR............................. 130,759   1,422,658
*    Korea Electric Power Corp............................................. 150,306   3,285,782
     Korea Gas Corp........................................................  41,078   1,387,839
     Korea Investment Holdings Co., Ltd....................................  87,714   5,095,699
     Korea Petrochemical Ind Co., Ltd......................................     946      96,580
# *  Korea Shipbuilding & Offshore Engineering Co., Ltd....................  55,095   5,758,117
     Korea Zinc Co., Ltd...................................................   7,670   2,858,092
     Korean Air Lines Co., Ltd............................................. 185,901   3,978,946
     Korean Reinsurance Co.................................................  59,695     406,714
     KT Corp., Sponsored ADR...............................................  82,100     921,983
     KT&G Corp.............................................................  98,283   8,436,769
     Kumho Petrochemical Co., Ltd..........................................  48,226   2,887,493
*    Kumho Tire Co., Inc................................................... 149,636     543,542
     LG Chem, Ltd..........................................................  41,518  10,954,316
     LG Corp............................................................... 147,582   8,798,328
# *  LG Display Co., Ltd., ADR............................................. 808,137   4,735,683
*    LG Display Co., Ltd................................................... 525,059   6,154,760
     LG Electronics, Inc................................................... 271,709  15,571,433
     LG Household & Health Care, Ltd.......................................  13,212  14,296,668
     LG Innotek Co., Ltd...................................................  40,182   4,173,691
     LG Uplus Corp......................................................... 427,869   4,943,022
     Lotte Chemical Corp...................................................  42,891   8,344,611
     Lotte Chilsung Beverage Co., Ltd......................................   3,309     389,771
     Lotte Confectionery Co., Ltd..........................................     237      28,569
#    Lotte Corp............................................................  35,011   1,095,956
     LOTTE Fine Chemical Co., Ltd..........................................  35,146   1,332,601

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- ------------
SOUTH KOREA -- (Continued)
     Lotte Shopping Co., Ltd...............................................    21,751 $  2,324,795
     LS Corp...............................................................    41,095    1,711,133
     LS Industrial Systems Co., Ltd........................................    33,789    1,443,910
     Macquarie Korea Infrastructure Fund...................................   501,890    5,112,946
#    Mando Corp............................................................   102,609    3,145,155
     Medy-Tox, Inc.........................................................     7,354    2,081,110
     Meritz Financial Group, Inc...........................................   132,014    1,410,951
     Meritz Fire & Marine Insurance Co., Ltd...............................   174,445    2,768,527
     Meritz Securities Co., Ltd............................................   775,459    2,997,902
#    Mirae Asset Daewoo Co., Ltd...........................................   680,937    4,174,776
     NAVER Corp............................................................   127,452   17,970,279
     NCSoft Corp...........................................................    14,764    6,552,196
# *  Netmarble Corp........................................................    13,796    1,064,649
     Nexen Tire Corp.......................................................    38,894      312,571
     NH Investment & Securities Co., Ltd...................................   316,524    3,282,240
*    NHN Corp..............................................................    18,836      933,268
     NongShim Co., Ltd.....................................................     5,761    1,199,223
     OCI Co., Ltd..........................................................    46,230    2,491,073
     Orange Life Insurance, Ltd............................................    40,537      974,614
     Orion Corp............................................................     8,589      780,383
     Orion Holdings Corp...................................................    67,257      913,125
     Ottogi Corp...........................................................     1,212      588,840
*    Pan Ocean Co., Ltd....................................................   431,074    1,624,862
#    Paradise Co., Ltd.....................................................    49,111      783,721
# *  Pearl Abyss Corp......................................................    10,242    1,905,209
     POSCO, Sponsored ADR..................................................   104,186    4,678,993
     POSCO.................................................................    70,065   12,712,981
#    POSCO Chemtech Co., Ltd...............................................    25,913    1,065,933
     Posco International Corp..............................................    99,219    1,550,673
     S-1 Corp..............................................................    25,840    2,082,135
# *  Samsung Biologics Co., Ltd............................................     6,740    2,302,508
     Samsung C&T Corp......................................................    52,857    4,526,218
     Samsung Card Co., Ltd.................................................    60,944    1,757,973
     Samsung Electro-Mechanics Co., Ltd....................................    66,506    6,438,740
     Samsung Electronics Co., Ltd.......................................... 4,912,950  212,336,945
     Samsung Electronics Co., Ltd. , GDR (4942818).........................    52,509   56,131,486
*    Samsung Engineering Co., Ltd..........................................   229,832    3,508,637
     Samsung Fire & Marine Insurance Co., Ltd..............................    63,656   11,841,521
*    Samsung Heavy Industries Co., Ltd.....................................   625,252    3,882,312
     Samsung Life Insurance Co., Ltd.......................................   119,059    7,230,144
#    Samsung SDI Co., Ltd..................................................    32,644    6,370,336
     Samsung SDS Co., Ltd..................................................    29,343    5,068,012
     Samsung Securities Co., Ltd...........................................   135,268    3,897,008
     Seoul Semiconductor Co., Ltd..........................................    43,467      499,482
     SFA Engineering Corp..................................................    28,906    1,035,930
     Shinhan Financial Group Co., Ltd......................................   305,033   11,113,901
#    Shinhan Financial Group Co., Ltd., ADR................................    67,490    2,435,714
     Shinsegae International, Inc..........................................     2,305      392,527
     Shinsegae, Inc........................................................    17,633    3,573,534
     SK Discovery Co., Ltd.................................................     3,578       68,949
     SK Holdings Co., Ltd..................................................    38,964    8,644,367
     SK Hynix, Inc.........................................................   821,484   57,763,436
     SK Innovation Co., Ltd................................................    77,982   10,670,707
     SK Materials Co., Ltd.................................................     9,016    1,415,306
     SK Networks Co., Ltd..................................................   438,461    2,187,009
     SK Telecom Co., Ltd., Sponsored ADR...................................    24,883      573,553
     SK Telecom Co., Ltd...................................................    18,352    3,751,081
#    SKC Co., Ltd..........................................................    45,410    1,731,997
     S-Oil Corp............................................................    22,431    1,916,305

THE EMERGING MARKETS SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- ------------
SOUTH KOREA -- (Continued)
     Ssangyong Cement Industrial Co., Ltd..................................    246,810 $  1,241,221
     Taekwang Industrial Co., Ltd..........................................        565      532,725
     Tongyang Life Insurance Co., Ltd......................................     44,805      141,098
#    WONIK IPS Co., Ltd....................................................     28,695      814,898
     Woongjin Coway Co., Ltd...............................................     80,403    6,347,396
# *  Woori Financial Group, Inc., Sponsored ADR............................      3,749      112,170
     Woori Financial Group, Inc............................................    807,880    8,144,902
     Young Poong Corp......................................................        516      270,253
     Youngone Corp.........................................................     47,262    1,409,846
     Yuhan Corp............................................................      9,855    1,899,702
*    Yungjin Pharmaceutical Co., Ltd.......................................     41,594      190,629
                                                                                       ------------
TOTAL SOUTH KOREA..........................................................             907,402,069
                                                                                       ------------
SPAIN -- (0.1%)
#    Banco Santander SA, Sponsored ADR.....................................    145,551      576,382
     Banco Santander SA....................................................    968,663    3,834,569
                                                                                       ------------
TOTAL SPAIN................................................................               4,410,951
                                                                                       ------------
TAIWAN -- (16.0%)
     Accton Technology Corp................................................    685,000    4,074,844
     Acer, Inc.............................................................  5,550,811    3,238,859
     Advantech Co., Ltd....................................................    306,663    3,029,783
     Airtac International Group............................................    218,518    2,969,805
     ASE Technology Holding Co., Ltd., ADR.................................    133,966      683,228
     ASE Technology Holding Co., Ltd.......................................  7,079,782   18,368,006
     Asia Cement Corp......................................................  3,763,758    5,313,015
     Asustek Computer, Inc.................................................  1,099,180    7,456,759
     AU Optronics Corp., Sponsored ADR.....................................    169,591      423,978
#    AU Optronics Corp..................................................... 22,720,873    5,792,919
     Brighton-Best International Taiwan, Inc...............................    175,000      183,866
     Catcher Technology Co., Ltd...........................................  1,524,429   12,921,228
     Cathay Financial Holding Co., Ltd.....................................  6,384,450    8,450,831
     Chailease Holding Co., Ltd............................................  2,525,473   11,379,829
     Chang Hwa Commercial Bank, Ltd........................................  9,406,413    7,339,694
     Cheng Shin Rubber Industry Co., Ltd...................................  3,477,965    5,466,051
     Chicony Electronics Co., Ltd..........................................  1,172,497    3,642,640
     China Airlines, Ltd...................................................  9,779,536    2,912,454
     China Development Financial Holding Corp.............................. 21,262,121    6,630,888
*    China Life Insurance Co., Ltd.........................................  5,303,933    4,371,330
     China Motor Corp......................................................    114,000      154,994
     China Petrochemical Development Corp..................................  3,324,300    1,107,475
     China Steel Corp...................................................... 17,219,932   13,259,085
     Chipbond Technology Corp..............................................  1,246,000    2,468,670
     Chroma ATE, Inc.......................................................    663,000    3,296,502
     Chunghwa Telecom Co., Ltd., Sponsored ADR.............................    254,851    9,322,449
     Chunghwa Telecom Co., Ltd.............................................  1,536,000    5,656,267
     Compal Electronics, Inc...............................................  9,678,541    5,777,775
     CTBC Financial Holding Co., Ltd....................................... 20,702,175   14,392,417
     CTCI Corp.............................................................  1,199,000    1,611,945
     Delta Electronics, Inc................................................  2,518,486   11,057,372
     E Ink Holdings, Inc...................................................  1,268,000    1,244,156
#    E.Sun Financial Holding Co., Ltd...................................... 16,099,057   14,546,464
     Eclat Textile Co., Ltd................................................    258,402    3,464,817
     Eternal Materials Co., Ltd............................................  1,081,591      919,462
     Eva Airways Corp......................................................  8,294,758    3,886,649
*    Evergreen Marine Corp. Taiwan, Ltd....................................  5,141,782    2,105,436
     Far Eastern International Bank........................................    412,653      161,889
     Far Eastern New Century Corp..........................................  7,623,085    7,413,803

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                           ---------- -----------
TAIWAN -- (Continued)
    Far EasTone Telecommunications Co., Ltd...............................  2,601,000 $ 6,240,918
    Feng TAY Enterprise Co., Ltd..........................................    550,466   3,718,583
    First Financial Holding Co., Ltd...................................... 14,373,297  10,539,189
    Formosa Chemicals & Fibre Corp........................................  2,951,518   8,579,105
    Formosa Petrochemical Corp............................................  1,249,000   3,978,197
    Formosa Plastics Corp.................................................  3,312,153  10,631,663
#   Formosa Sumco Technology Corp.........................................    143,000     546,852
    Formosa Taffeta Co., Ltd..............................................  1,665,000   1,893,960
    Foxconn Technology Co., Ltd...........................................  1,689,627   3,613,244
    Fubon Financial Holding Co., Ltd......................................  8,139,233  11,907,984
    General Interface Solution Holding, Ltd...............................    608,000   2,281,401
#   Genius Electronic Optical Co., Ltd....................................     34,000     489,705
    Giant Manufacturing Co., Ltd..........................................    489,506   3,619,621
#   Globalwafers Co., Ltd.................................................    293,000   3,495,860
    Highwealth Construction Corp..........................................  1,580,190   2,425,409
#   Hiwin Technologies Corp...............................................    466,205   3,999,401
    Hon Hai Precision Industry Co., Ltd...................................  9,612,322  25,387,128
    Hotai Motor Co., Ltd..................................................    390,000   6,899,194
    Hua Nan Financial Holdings Co., Ltd................................... 12,045,308   8,656,056
    Innolux Corp.......................................................... 18,433,241   4,086,031
    International CSRC Investment Holdings Co.............................    520,930     560,561
    Inventec Corp.........................................................  5,188,550   3,759,500
    ITEQ Corp.............................................................    132,000     668,567
    King's Town Bank Co., Ltd.............................................  1,629,000   1,694,777
    Largan Precision Co., Ltd.............................................    133,860  19,641,853
    Lien Hwa Industrial Holdings Corp.....................................     87,780     100,025
    Lite-On Technology Corp...............................................  4,435,410   7,308,769
#   Macronix International................................................  5,204,074   5,282,889
#   Makalot Industrial Co., Ltd...........................................    229,950   1,283,785
    MediaTek, Inc.........................................................  1,092,995  14,596,785
    Mega Financial Holding Co., Ltd.......................................  8,265,369   8,112,260
    Merida Industry Co., Ltd..............................................    184,287   1,066,431
    Micro-Star International Co., Ltd.....................................  1,742,000   5,144,550
    Nan Ya Plastics Corp..................................................  3,945,599   9,323,737
    Nanya Technology Corp.................................................  2,714,010   6,207,767
    Nien Made Enterprise Co., Ltd.........................................    272,000   2,467,350
#   Novatek Microelectronics Corp.........................................    954,000   6,110,978
    Parade Technologies, Ltd..............................................     82,000   1,584,407
    Pegatron Corp.........................................................  4,155,345   8,068,734
    Phison Electronics Corp...............................................    295,000   2,682,397
    Pou Chen Corp.........................................................  5,027,487   6,721,419
    Powertech Technology, Inc.............................................  2,453,819   7,734,553
    Poya International Co., Ltd...........................................     55,275     759,274
    President Chain Store Corp............................................    795,831   7,939,297
    Qisda Corp............................................................  3,366,000   2,524,105
    Quanta Computer, Inc..................................................  3,869,000   7,421,827
    Radiant Opto-Electronics Corp.........................................    865,000   3,434,290
    Realtek Semiconductor Corp............................................    711,950   5,281,212
    Ruentex Development Co., Ltd..........................................  1,044,230   1,592,694
    Ruentex Industries, Ltd...............................................    771,109   1,851,468
    Shin Kong Financial Holding Co., Ltd.................................. 19,133,243   6,044,335
    Silergy Corp..........................................................     85,000   2,381,214
    Simplo Technology Co., Ltd............................................    338,000   3,113,377
    Sino-American Silicon Products, Inc...................................  1,508,000   4,533,829
    SinoPac Financial Holdings Co., Ltd................................... 17,621,623   7,231,990
    Standard Foods Corp...................................................    713,418   1,440,552
    Synnex Technology International Corp..................................  2,164,343   2,581,487
#   TA Chen Stainless Pipe................................................  1,806,000   1,948,769
    Taichung Commercial Bank Co., Ltd.....................................  2,432,688     939,720

THE EMERGING MARKETS SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- ------------
TAIWAN -- (Continued)
     Taishin Financial Holding Co., Ltd.................................... 16,966,307 $  7,879,320
     Taiwan Business Bank.................................................. 10,576,462    4,458,596
     Taiwan Cement Corp....................................................  9,177,565   12,184,531
     Taiwan Cooperative Financial Holding Co., Ltd......................... 13,656,570    9,395,664
     Taiwan FamilyMart Co., Ltd............................................     85,000      611,563
#    Taiwan Fertilizer Co., Ltd............................................  1,349,000    2,147,186
     Taiwan Glass Industry Corp............................................  2,181,374      831,204
     Taiwan High Speed Rail Corp...........................................  2,031,000    2,403,459
     Taiwan Mobile Co., Ltd................................................  2,215,300    8,259,927
     Taiwan Secom Co., Ltd.................................................    432,670    1,238,647
     Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR...........  1,784,041   92,110,037
     Taiwan Semiconductor Manufacturing Co., Ltd........................... 22,557,808  221,061,961
# *  Tatung Co., Ltd.......................................................  3,114,000    1,871,578
#    TCI Co., Ltd..........................................................    113,749    1,256,134
     Teco Electric and Machinery Co., Ltd..................................  3,372,000    2,989,971
     Tripod Technology Corp................................................    893,870    3,454,650
     Unimicron Technology Corp.............................................  2,809,000    4,316,270
     Uni-President Enterprises Corp........................................  5,022,033   12,406,333
     United Microelectronics Corp.......................................... 31,829,000   14,657,898
     Vanguard International Semiconductor Corp.............................  1,669,000    3,565,959
     Voltronic Power Technology Corp.......................................     86,117    1,906,278
     Walsin Lihwa Corp.....................................................  6,242,000    3,052,578
#    Walsin Technology Corp................................................    882,000    5,280,406
     Wan Hai Lines, Ltd....................................................  1,467,800      873,129
     Win Semiconductors Corp...............................................    295,034    3,070,954
     Winbond Electronics Corp..............................................  7,437,407    4,186,638
     Wintek Corp...........................................................    604,760        6,816
     Wistron Corp..........................................................  6,755,699    6,193,625
     WPG Holdings, Ltd.....................................................  3,260,039    4,132,863
#    Yageo Corp............................................................    420,682    4,316,782
     Yuanta Financial Holding Co., Ltd..................................... 16,914,806   10,571,245
     Zhen Ding Technology Holding, Ltd.....................................  1,232,700    5,828,692
                                                                                       ------------
TOTAL TAIWAN...............................................................             977,149,563
                                                                                       ------------
THAILAND -- (3.4%)
     Advanced Info Service PCL.............................................  1,483,600   11,251,677
     AEON Thana Sinsap Thailand PCL........................................      4,400       29,727
     Airports of Thailand PCL..............................................  4,615,300   11,998,710
     B Grimm Power PCL.....................................................    922,400    1,466,309
     Bangkok Bank PCL......................................................    207,800    1,200,897
     Bangkok Bank PCL......................................................    116,600      671,913
     Bangkok Dusit Medical Services PCL, Class F...........................  7,404,000    5,884,948
     Bangkok Expressway & Metro PCL........................................ 12,212,199    4,368,000
     Banpu PCL.............................................................  8,310,150    3,192,507
     Banpu Power PCL.......................................................    910,600      524,737
     Berli Jucker PCL......................................................  1,497,800    2,418,207
     BTS Group Holdings PCL................................................  5,507,800    2,444,263
     Bumrungrad Hospital PCL...............................................    787,300    3,141,899
     Carabao Group PCL, Class F............................................    416,000    1,160,722
     Central Pattana PCL...................................................  1,713,700    3,632,283
     Central Plaza Hotel PCL...............................................  1,157,700    1,054,372
     CH Karnchang PCL......................................................     70,400       47,563
     Charoen Pokphand Foods PCL............................................  7,424,300    6,208,431
     CP ALL PCL............................................................  5,689,600   14,744,534
     Delta Electronics Thailand PCL........................................    110,900      161,603
     Electricity Generating PCL............................................    187,700    2,157,043
     Energy Absolute PCL...................................................  2,027,900    2,753,565
     Global Power Synergy PCL, Class F.....................................    608,700    1,658,075
     Home Product Center PCL...............................................  6,546,913    3,729,323

THE EMERGING MARKETS SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- ------------
THAILAND -- (Continued)
     Indorama Ventures PCL.................................................  3,766,400 $  3,492,605
     Intouch Holdings PCL..................................................    871,186    1,904,232
     Intouch Holdings PCL, Class F.........................................    399,000      872,131
     IRPC PCL.............................................................. 23,713,100    2,670,129
     Jasmine International PCL.............................................  5,215,000    1,079,442
     Kasikornbank PCL......................................................    990,400    4,575,618
     Kasikornbank PCL......................................................    349,000    1,606,590
     Kiatnakin Bank PCL....................................................    753,600    1,634,734
     Krung Thai Bank PCL...................................................  5,913,587    3,251,053
     Krungthai Card PCL....................................................  1,904,000    2,616,857
     Land & Houses PCL.....................................................  5,359,100    1,721,585
     Land & Houses PCL.....................................................  2,877,040      924,235
     Minor International PCL...............................................  2,330,270    2,778,265
     MK Restaurants Group PCL..............................................    807,000    2,077,968
     Muangthai Capital PCL.................................................  1,772,300    3,639,099
     Pruksa Holding PCL....................................................    928,800      486,009
     PTT Exploration & Production PCL......................................  1,864,655    7,441,329
     PTT Global Chemical PCL...............................................  3,993,272    6,744,722
     PTT PCL............................................................... 16,434,000   24,627,869
     Ratch Group PCL.......................................................    908,800    2,212,181
     Robinson PCL..........................................................  1,398,800    3,022,742
     Siam Cement PCL (The).................................................    347,000    4,252,028
     Siam Cement PCL (The).................................................    223,000    2,710,416
     Siam City Cement PCL..................................................    113,167      809,540
     Siam Commercial Bank PCL (The)........................................    769,066    2,865,373
     Siam Global House PCL.................................................  4,761,044    2,396,684
     Srisawad Corp. PCL....................................................  1,813,372    3,873,572
     Supalai PCL...........................................................     18,800       10,086
     Thai Oil PCL..........................................................  2,644,600    5,999,507
     Thai Union Group PCL, Class F.........................................  5,320,840    2,572,753
     Thanachart Capital PCL................................................    774,000    1,358,569
     Tisco Financial Group PCL.............................................    724,600    2,339,742
     TMB Bank PCL.......................................................... 26,863,500    1,281,121
     TOA Paint Thailand PCL................................................    859,500    1,280,924
     Total Access Communication PCL........................................  1,066,300    2,189,455
     Total Access Communication PCL........................................  1,459,300    2,996,410
     True Corp. PCL........................................................ 26,817,231    4,440,674
     TTW PCL...............................................................  1,094,800      493,104
     VGI PCL...............................................................  3,110,500    1,004,384
     WHA Corp. PCL......................................................... 12,298,000    1,906,098
                                                                                       ------------
TOTAL THAILAND.............................................................             210,061,143
                                                                                       ------------
TURKEY -- (0.8%)
# *  Akbank Turk A.S. .....................................................  2,375,117    2,869,533
     Anadolu Efes Biracilik Ve Malt Sanayii A.S............................    280,317      943,081
*    Arcelik A.S...........................................................    371,451    1,150,771
#    Aselsan Elektronik Sanayi Ve Ticaret A.S..............................    141,812      455,297
#    BIM Birlesik Magazalar A.S............................................    691,274    5,720,659
     Coca-Cola Icecek A.S..................................................    204,766    1,118,711
     Enka Insaat ve Sanayi A.S.............................................  1,161,058    1,172,225
     Eregli Demir ve Celik Fabrikalari TAS.................................  2,645,192    3,023,883
     Ford Otomotiv Sanayi A.S..............................................    126,138    1,422,467
     KOC Holding A.S.......................................................    540,881    1,772,896
*    Koza Altin Isletmeleri A.S............................................     67,645      831,466
# *  Petkim Petrokimya Holding A.S.........................................  2,262,679    1,361,076
#    Soda Sanayii A.S......................................................    477,309      457,341
     TAV Havalimanlari Holding A.S.........................................    540,265    2,462,985
     Tekfen Holding A.S....................................................    423,774    1,254,692
     Tofas Turk Otomobil Fabrikasi A.S.....................................    285,875    1,117,856

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             SHARES      VALUE>>
                                                                            --------- --------------
TURKEY -- (Continued)
     Tupras Turkiye Petrol Rafinerileri A.S................................   173,991 $    3,787,143
# *  Turk Hava Yollari AO.................................................. 1,606,643      3,269,660
*    Turk Telekomunikasyon A.S.............................................   802,767        815,348
     Turkcell Iletisim Hizmetleri A.S...................................... 1,664,980      3,660,974
#    Turkcell Iletisim Hizmetleri A.S., ADR................................    73,838        403,894
# *  Turkiye Garanti Bankasi A.S........................................... 2,660,861      4,276,974
# *  Turkiye Halk Bankasi A.S.............................................. 1,332,954      1,220,810
*    Turkiye Is Bankasi A.S., Class C...................................... 1,851,674      1,876,326
     Turkiye Sise ve Cam Fabrikalari A.S................................... 1,624,463      1,233,130
# *  Turkiye Vakiflar Bankasi TAO, Class D................................. 1,962,311      1,488,171
*    Yapi ve Kredi Bankasi A.S............................................. 2,897,125      1,154,199
                                                                                      --------------
TOTAL TURKEY...............................................................               50,321,568
                                                                                      --------------
UNITED KINGDOM -- (0.0%)
#    Mondi P.L.C...........................................................   140,279      2,900,887
                                                                                      --------------
TOTAL COMMON STOCKS........................................................            5,856,982,716
                                                                                      --------------
PREFERRED STOCKS -- (2.0%)
BRAZIL -- (1.9%)
*    AZUL SA...............................................................   118,500      1,551,832
     Banco Bradesco SA..................................................... 2,296,111     20,135,700
     Centrais Eletricas Brasileiras SA, Class B............................   192,052      1,962,900
     Cia Brasileira de Distribuicao........................................   429,889      8,895,771
     Cia Energetica de Minas Gerais........................................ 1,249,530      4,252,857
     Gerdau SA............................................................. 1,407,421      4,713,044
     Itau Unibanco Holding SA.............................................. 4,269,308     38,568,016
     Lojas Americanas SA...................................................   681,959      3,399,167
     Petroleo Brasileiro SA................................................ 3,525,848     26,717,497
     Telefonica Brasil SA..................................................   314,262      4,159,338
                                                                                      --------------
TOTAL BRAZIL...............................................................              114,356,122
                                                                                      --------------
CHILE -- (0.0%)
     Embotelladora Andina SA, Class B......................................   412,391      1,187,481
                                                                                      --------------
COLOMBIA -- (0.1%)
     Banco Davivienda SA...................................................   155,022      1,981,346
     Bancolombia SA........................................................    30,330        395,905
     Grupo Argos SA........................................................    55,405        228,833
     Grupo Aval Acciones y Valores SA...................................... 3,971,981      1,627,572
     Grupo de Inversiones Suramericana SA..................................   135,078      1,238,082
                                                                                      --------------
TOTAL COLOMBIA.............................................................                5,471,738
                                                                                      --------------
SOUTH KOREA -- (0.0%)
*    CJ Corp...............................................................     6,654        348,299
                                                                                      --------------
TOTAL PREFERRED STOCKS.....................................................              121,363,640
                                                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
*    Legend Holdings Corp. Rights 05/23/19.................................    25,976              0
                                                                                      --------------
TAIWAN -- (0.0%)
*    Cathay Financial Holding Co. Rights 11/25/19..........................   228,891         39,852
                                                                                      --------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                SHARES      VALUE>>
                                                                              ---------- --------------
THAILAND -- (0.0%)
*      TMB Bank PCL Rights 11/26/19.......................................... 18,596,667 $       24,636
                                                                                         --------------
TOTAL RIGHTS/WARRANTS........................................................                    64,488
                                                                                         --------------
TOTAL INVESTMENT SECURITIES
    (Cost $ 4,151,605,364)...................................................             5,978,410,844
                                                                                         --------------

                                                                                            VALUE+
                                                                                         --------------
SECURITIES LENDING COLLATERAL -- (2.2%)
@ (S)  The DFA Short Term Investment Fund.................................... 11,523,978    133,343,951
                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $ 4,284,929,744)...................................................            $6,111,754,795
                                                                                         ==============

ADR    American Depositary Receipt
CP     Certificate Participation
GDR    Global Depositary Receipt
P.L.C. Public Limited Company
SA     Special Assessment

>> Securities that have generally been fair value factored. See Note B to Financial Statements.
#      Total or Partial Securities on Loan.
*      Non-Income Producing Securities.
+      See Note B to Financial Statements.
@      Security purchased with cash proceeds from Securities on Loan.
(S)    Affiliated Fund.

As of October 31, 2019, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                                        UNREALIZED
                                         NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                              CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                              --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)..........    650     12/20/19  $33,538,198 $33,845,500    $307,302
S&P 500(R) Emini Index..................     60     12/20/19    9,010,755   9,107,400      96,645
                                                              ----------- -----------    --------
TOTAL FUTURES CONTRACTS.................                      $42,548,953 $42,952,900    $403,947
                                                              =========== ===========    ========

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   -------------------------------------------------
                                                      LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                                   ------------- ------------ ------- --------------
Common Stocks.....................................
   Brazil......................................... $ 407,509,932           --   --    $  407,509,932
   Chile..........................................    36,663,260 $ 28,093,604   --        64,756,864
   China..........................................   264,262,188  799,411,870   --     1,063,674,058
   Colombia.......................................    25,468,955           --   --        25,468,955
   Czech Republic.................................            --    7,589,130   --         7,589,130
   Egypt..........................................       264,880    8,689,706   --         8,954,586
   Greece.........................................            --   22,608,755   --        22,608,755
   Hungary........................................            --   28,120,733   --        28,120,733
   India..........................................    35,347,463  770,950,956   --       806,298,419
   Indonesia......................................     5,682,660  160,905,756   --       166,588,416
   Malaysia.......................................            --  161,279,721   --       161,279,721
   Mexico.........................................   221,617,353           --   --       221,617,353
   Netherlands....................................     3,425,675           --   --         3,425,675
   Peru...........................................    17,530,969           --   --        17,530,969
   Philippines....................................     2,545,890   85,780,891   --        88,326,781

THE EMERGING MARKETS SERIES
CONTINUED

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        ----------------------------------------------------
                                                           LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                        -------------- -------------- ------- --------------
   Poland..............................................             -- $   84,513,278   --    $   84,513,278
   Russia.............................................. $   20,627,226    105,028,634   --       125,655,860
   South Africa........................................     71,570,426    329,246,624   --       400,817,050
   South Korea.........................................     17,936,063    889,466,006   --       907,402,069
   Spain...............................................      4,410,951             --   --         4,410,951
   Taiwan..............................................    102,539,692    874,609,871   --       977,149,563
   Thailand............................................    210,061,143             --   --       210,061,143
   Turkey..............................................        403,894     49,917,674   --        50,321,568
   United Kingdom......................................             --      2,900,887   --         2,900,887
Preferred Stocks.......................................
   Brazil..............................................    114,356,122             --   --       114,356,122
   Chile...............................................             --      1,187,481   --         1,187,481
   Colombia............................................      5,471,738             --   --         5,471,738
   South Korea.........................................        348,299             --   --           348,299
Rights/Warrants........................................
   Taiwan..............................................             --         39,852   --            39,852
   Thailand............................................             --         24,636   --            24,636
Securities Lending Collateral..........................             --    133,343,951   --       133,343,951
Futures Contracts**....................................        403,947             --   --           403,947
                                                        -------------- --------------   --    --------------
TOTAL.................................................. $1,568,448,726 $4,543,710,016   --    $6,112,158,742
                                                        ============== ==============   ==    ==============

**  Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                             SHARES     VALUE>>
                                                                            --------- -----------
COMMON STOCKS -- (94.8%)
BRAZIL -- (9.0%)
     AES Tiete Energia SA.................................................. 2,214,049 $ 6,464,659
     AES Tiete Energia SA..................................................       878         545
     Aliansce Sonae Shopping Centers SA.................................... 1,180,268  12,522,204
     Alliar Medicos A Frente SA............................................   317,000   1,430,669
     Alupar Investimento SA................................................ 1,441,952   8,726,138
     Anima Holding SA......................................................   351,800   1,877,202
     Arezzo Industria e Comercio SA........................................   470,986   6,940,599
# *  Azul SA, ADR..........................................................   548,855  21,394,368
*    Banco Pan SA..........................................................    94,596     213,699
     BK Brasil Operacao e Assessoria a Restaurantes SA.....................   272,428   1,270,266
     BR Malls Participacoes SA............................................. 7,133,056  27,301,436
*    BR Properties SA...................................................... 1,189,553   3,603,807
     BrasilAgro - Co. Brasileira de Propriedades Agricolas.................   287,842   1,216,537
     Camil Alimentos S.A...................................................   751,735   1,212,748
     Cia de Locacao das Americas........................................... 1,975,662   8,502,662
     Cia de Saneamento de Minas Gerais-COPASA..............................   591,092   9,947,089
     Cia de Saneamento do Parana...........................................   879,307  19,995,711
     Cia de Saneamento do Parana...........................................     9,900      44,680
     Cia Energetica de Minas Gerais........................................   319,239   1,190,032
     Cia Hering............................................................ 1,330,714  10,441,982
     Cia Paranaense de Energia, Sponsored ADR..............................   127,664   1,760,487
     Cia Paranaense de Energia.............................................   213,600   2,925,582
     Cia Siderurgica Nacional SA........................................... 2,987,751   8,790,790
     Cogna Educacao........................................................   493,400   1,189,672
     Construtora Tenda SA.................................................. 1,184,472   6,973,042
*    Cosan Logistica SA.................................................... 1,172,862   5,930,842
     CSU Cardsystem SA.....................................................   276,835     451,440
     CVC Brasil Operadora e Agencia de Viagens SA.......................... 1,091,287  13,940,066
     Cyrela Brazil Realty SA Empreendimentos e Participacoes............... 2,708,304  18,185,919
     Cyrela Commercial Properties SA Empreendimentos e Participacoes.......    37,800     187,940
     Dimed SA Distribuidora da Medicamentos................................     1,100     143,311
     Direcional Engenharia SA.............................................. 1,393,877   4,153,305
     Duratex SA............................................................ 3,119,290  10,220,040
     EcoRodovias Infraestrutura e Logistica SA............................. 1,800,307   6,172,353
     EDP - Energias do Brasil SA........................................... 2,821,314  13,345,051
     Embraer SA............................................................ 1,745,509   7,629,665
#    Embraer SA, Sponsored ADR.............................................   613,394  10,654,654
     Enauta Participacoes SA...............................................   788,224   2,586,467
     Energisa SA...........................................................   408,591   4,882,105
*    Eneva SA..............................................................   730,700   5,988,807
     Equatorial Energia SA................................................. 1,340,358  34,049,538
*    Even Construtora e Incorporadora SA................................... 1,682,904   5,115,222
     Ez Tec Empreendimentos e Participacoes SA.............................   941,669   9,673,800
     Fleury SA............................................................. 1,669,231  10,592,676
     Fras-Le SA............................................................   242,460     278,704
*    Gafisa SA.............................................................   303,161     411,219
#    Gafisa SA, ADR........................................................    70,312     198,280
#    Gol Linhas Aereas Inteligentes SA, ADR................................   372,923   6,776,011
     Grendene SA........................................................... 2,528,723   6,286,340
     Guararapes Confeccoes SA..............................................   751,424   3,736,042
*    Helbor Empreendimentos SA............................................. 3,348,465   2,730,203
     Iguatemi Empresa de Shopping Centers SA...............................   271,881   3,247,251
     Industrias Romi SA....................................................   183,900     638,755
     Instituto Hermes Pardini SA...........................................   415,758   2,410,266
     International Meal Co. Alimentacao SA, Class A........................ 1,571,295   2,891,449
     Iochpe-Maxion SA...................................................... 1,051,600   4,572,972
     JHSF Participacoes SA................................................. 1,274,247   1,429,775

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            SHARES     VALUE>>
                                                                           --------- ------------
BRAZIL -- (Continued)
    JSL SA................................................................   637,228 $  3,130,131
    Kepler Weber SA.......................................................   168,446      894,627
    Klabin SA.............................................................   228,600      901,746
    Light SA.............................................................. 1,972,115    9,785,585
    LOG Commercial Properties e Participacoes SA..........................    86,050      542,839
*   Log-in Logistica Intermodal SA........................................    26,900      149,239
    M Dias Branco SA......................................................   120,214    1,131,549
    Mahle-Metal Leve SA...................................................   434,214    2,658,011
    Marcopolo SA..........................................................   625,900      530,622
*   Marfrig Global Foods SA...............................................   456,545    1,223,752
*   Marisa Lojas SA.......................................................   765,320    2,043,779
*   Mills Estruturas e Servicos de Engenharia SA.......................... 1,316,920    2,390,519
*   Minerva SA............................................................   222,900      574,688
    Movida Participacoes SA............................................... 1,210,855    4,543,914
    MRV Engenharia e Participacoes SA..................................... 3,320,154   14,562,152
    Multiplan Empreendimentos Imobiliarios SA.............................   106,972      779,118
    Natura Cosmeticos SA..................................................   152,036    1,181,260
    Odontoprev SA......................................................... 2,639,069    9,732,410
*   Omega Geracao SA......................................................   209,910    1,788,985
    Ouro Fino Saude Animal Participacoes SA...............................     7,600       73,906
*   Paranapanema SA.......................................................   190,602    1,306,962
*   Petro Rio SA..........................................................   856,791    3,952,284
    Porto Seguro SA.......................................................   342,742    4,905,471
    Portobello SA.........................................................   800,951      794,860
*   Profarma Distribuidora de Produtos Farmaceuticos SA...................   166,002      177,985
    Qualicorp Consultoria e Corretora de Seguros SA....................... 2,491,663   19,818,988
    Restoque Comercio e Confeccoes de Roupas SA...........................   137,481      702,058
    Santos Brasil Participacoes SA........................................ 3,018,490    5,148,104
    Sao Carlos Empreendimentos e Participacoes SA.........................    84,509      873,010
    Sao Martinho SA....................................................... 1,588,044    6,953,261
    Ser Educacional SA....................................................   589,517    3,502,853
    SLC Agricola SA.......................................................   990,427    4,472,418
    Smiles Fidelidade SA..................................................   490,700    4,527,091
*   Springs Global Participacoes SA.......................................   148,300      474,427
    Sul America SA........................................................ 2,867,714   34,529,843
    T4F Entretenimento SA.................................................   302,800      434,135
*   Technos SA............................................................   272,800      142,845
*   Tecnisa SA............................................................ 4,110,581    1,229,946
    Tegma Gestao Logistica SA.............................................   336,902    2,727,642
*   Terra Santa Agro SA...................................................       400        1,494
    TOTVS SA..............................................................   330,826    5,137,478
    Transmissora Alianca de Energia Eletrica SA........................... 3,338,651   24,041,950
    Trisul SA.............................................................   372,682    1,116,048
    Tupy SA...............................................................   674,408    3,216,912
    Unipar Carbocloro SA..................................................     5,573       41,827
    Usinas Siderurgicas de Minas Gerais SA................................    76,900      169,504
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
    Identificacao S.A.....................................................   696,550    2,306,491
*   Via Varejo SA......................................................... 5,702,519   10,550,478
*   Vulcabras Azaleia SA..................................................   797,709    1,569,361
    Wiz Solucoes e Corretagem de Seguros SA...............................   729,344    1,982,259
    YDUQS Part............................................................ 2,462,379   24,098,834
                                                                                     ------------
TOTAL BRAZIL..............................................................            594,972,725
                                                                                     ------------
CHILE -- (1.3%)
    AES Gener SA.......................................................... 8,233,893    1,763,631
    Banvida SA............................................................    48,106       17,718
    Besalco SA............................................................ 2,974,965    2,003,871
    CAP SA................................................................   629,835    4,622,685

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES      VALUE>>
                                                                            ----------- -----------
CHILE -- (Continued)
     Cementos BIO BIO SA...................................................     352,724 $   422,103
     Cia Pesquera Camanchaca SA............................................   1,358,085      97,426
*    Cia Sud Americana de Vapores SA....................................... 135,275,899   4,447,384
     Clinica Las Condes SA.................................................       4,398     234,414
     Cristalerias de Chile SA..............................................     130,323     923,115
     Embotelladora Andina SA, ADR, Class B.................................      17,933     302,888
*    Empresa Nacional de Telecomunicaciones SA.............................     681,486   5,330,590
     Empresas Hites SA.....................................................   1,238,776     483,747
*    Empresas La Polar SA..................................................  19,886,541     547,970
     Empresas Lipigas SA...................................................       4,717      30,797
     Empresas Tricot SA....................................................      70,631      64,615
     Engie Energia Chile SA................................................   5,575,277   8,272,943
*    Enjoy SA..............................................................   2,562,139      92,545
     Forus SA..............................................................     745,576   1,355,597
     Grupo Security SA.....................................................   8,297,871   2,405,346
     Hortifrut SA..........................................................      72,075     150,440
     Instituto de Diagnostico SA...........................................       2,928       7,550
     Inversiones Aguas Metropolitanas SA...................................   3,600,226   4,291,231
     Inversiones La Construccion SA........................................     318,205   3,852,879
*    Masisa SA.............................................................  19,941,198     922,300
     Multiexport Foods SA..................................................   4,948,936   2,199,935
     Parque Arauco SA......................................................   5,633,230  14,829,285
     PAZ Corp. SA..........................................................   1,309,701   1,807,312
     Ripley Corp. SA.......................................................   8,256,698   4,756,648
     Salfacorp SA..........................................................   3,102,641   2,616,222
     Sigdo Koppers SA......................................................   1,138,112   1,631,181
     SMU SA................................................................   5,095,421     983,824
     Sociedad Matriz SAAM SA...............................................  38,243,161   3,152,044
     Socovesa SA...........................................................   3,111,764   1,425,013
     SONDA SA..............................................................   3,492,868   3,741,630
     Vina Concha y Toro SA.................................................   4,204,068   7,755,868
                                                                                        -----------
TOTAL CHILE................................................................              87,542,747
                                                                                        -----------
CHINA -- (16.0%)
*    21Vianet Group, Inc., ADR.............................................     515,356   4,370,219
     361 Degrees International, Ltd........................................   5,669,000   1,162,332
*    3SBio, Inc............................................................   7,919,000  14,751,165
# *  500.com, Ltd., ADR, Class A...........................................       7,522      73,264
*    51job, Inc., ADR......................................................     146,514  11,540,908
     AAG Energy Holdings, Ltd..............................................      84,601      15,221
     Agile Group Holdings, Ltd.............................................     512,000     690,108
     Ajisen China Holdings, Ltd............................................   4,017,000   1,152,288
     AKM Industrial Co., Ltd...............................................   2,590,000     396,015
*    Alibaba Pictures Group, Ltd...........................................  37,380,000   6,130,946
     AMVIG Holdings, Ltd...................................................   2,508,000     646,671
#    Angang Steel Co., Ltd., Class H.......................................   7,126,999   2,384,152
     Anhui Expressway Co., Ltd., Class H...................................   2,922,000   1,716,136
     Anton Oilfield Services Group.........................................  11,304,000   1,120,707
     Anxin-China Holdings, Ltd.............................................  16,347,000           0
*    Aowei Holdings, Ltd...................................................   1,795,000     402,811
     APT Satellite Holdings, Ltd...........................................      38,000      14,541
*    Art Group Holdings, Ltd...............................................     320,000      11,563
     Asia Cement China Holdings Corp.......................................   3,144,000   3,812,726
# *  Asia Television Holdings, Ltd.........................................   5,268,000      26,828
*    Asian Citrus Holdings, Ltd............................................   2,314,000      33,222
#    Ausnutria Dairy Corp., Ltd............................................   2,578,000   3,845,108
#    AVIC International Holding HK, Ltd....................................  34,845,722     754,164
# *  AVIC International Holdings, Ltd., Class H............................   1,918,000   1,806,848
     AviChina Industry & Technology Co., Ltd., Class H.....................  14,807,000   6,994,115

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- -----------
CHINA -- (Continued)
     BAIC Motor Corp., Ltd., Class H.......................................  3,209,500 $ 1,990,875
     BAIOO Family Interactive, Ltd.........................................  4,488,000     555,109
     Bank of Chongqing Co., Ltd., Class H..................................  2,533,500   1,488,082
     Bank of Tianjin Co., Ltd., Class H....................................     22,500      10,817
#    Bank of Zhengzhou Co., Ltd., Class H..................................    162,000      54,314
*    Baoye Group Co., Ltd., Class H........................................  1,742,000   1,139,898
# *  Baozun, Inc., Sponsored ADR...........................................    268,776  11,697,132
     BBI Life Sciences Corp................................................  1,299,000     391,262
     BBMG Corp., Class H...................................................  1,299,000     371,763
     Beijing Capital International Airport Co., Ltd., Class H..............  8,362,000   7,919,822
#    Beijing Capital Land, Ltd., Class H...................................  7,266,500   2,441,748
*    Beijing Enterprises Clean Energy Group, Ltd........................... 59,768,570     677,595
# *  Beijing Enterprises Environment Group, Ltd............................    622,000      51,559
# *  Beijing Enterprises Medical & Health Group, Ltd....................... 23,886,000     746,903
     Beijing Enterprises Water Group, Ltd..................................  1,218,000     634,856
# *  Beijing Gas Blue Sky Holdings, Ltd.................................... 15,784,000     405,999
     Beijing Jingneng Clean Energy Co., Ltd., Class H......................  8,974,000   1,590,019
#    Beijing North Star Co., Ltd., Class H.................................  5,490,000   1,684,807
# *  Beijing Properties Holdings, Ltd...................................... 10,632,000     323,459
     Beijing Urban Construction Design & Development Group Co., Ltd.,
     Class H...............................................................  2,086,000     600,222
#    Best Pacific International Holdings, Ltd..............................  2,102,000     709,822
     BII Railway Transportation Technology Holdings Co., Ltd...............  2,636,000     178,248
     Billion Industrial Holdings, Ltd......................................     44,000      21,866
*    Bitauto Holdings, Ltd., ADR...........................................    209,887   3,175,590
     Bosideng International Holdings, Ltd..................................  3,734,000   1,930,888
#    Boyaa Interactive International, Ltd..................................  2,755,000     394,263
     Brilliance China Automotive Holdings, Ltd.............................  1,050,000   1,157,912
*    Brilliant Circle Holdings International, Ltd..........................    250,000      22,679
#    BYD Electronic International Co., Ltd.................................  4,289,000   7,364,957
     C C Land Holdings, Ltd................................................ 14,998,015   3,385,693
*    C.banner International Holdings, Ltd..................................  3,022,000     102,205
     Cabbeen Fashion, Ltd..................................................  1,511,000     308,434
#    Canvest Environmental Protection Group Co., Ltd.......................  4,545,000   1,878,594
*    Capital Environment Holdings, Ltd..................................... 21,762,000     485,474
*    CAR, Inc..............................................................  5,640,000   4,602,997
     Carrianna Group Holdings Co., Ltd.....................................  2,031,257     207,107
*    CECEP COSTIN New Materials Group, Ltd.................................  4,494,000      64,520
#    Central China Real Estate, Ltd........................................  6,489,626   2,973,214
#    Central China Securities Co., Ltd., Class H...........................  5,077,000     981,686
*    Century Sunshine Group Holdings, Ltd.................................. 12,390,000     328,256
*    CGN Meiya Power Holdings Co., Ltd.....................................  9,712,000   1,458,202
     Changshouhua Food Co., Ltd............................................  1,673,000     672,328
#    Changyou.com, Ltd., ADR...............................................    104,951   1,003,332
#    Chaowei Power Holdings, Ltd...........................................  4,429,000   1,602,585
     Cheetah Mobile, Inc., ADR.............................................    215,267     833,083
# *  Chiho Environmental Group, Ltd........................................  2,108,000     132,966
#    China Aerospace International Holdings, Ltd........................... 13,806,500     765,235
     China Agri-Industries Holdings, Ltd................................... 14,915,800   4,914,114
     China Aircraft Leasing Group Holdings, Ltd............................  1,866,000   1,925,864
*    China All Access Holdings, Ltd........................................  6,278,000     157,375
*    China Animal Healthcare, Ltd..........................................  3,671,000     175,681
#    China Animation Characters Co., Ltd...................................  4,482,000   1,074,793
#    China Aoyuan Group, Ltd...............................................  9,391,000  12,001,039
# *  China Automobile New Retail Holdings, Ltd.............................    662,000      58,426
# *  China Beidahuang Industry Group Holdings, Ltd.........................  4,032,000      54,579
     China BlueChemical, Ltd., Class H..................................... 12,398,000   3,017,135
*    China Chengtong Development Group, Ltd................................  2,628,000      65,254
*    China City Infrastructure Group, Ltd..................................  1,220,000      29,783

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- -----------
CHINA -- (Continued)
     China Common Rich Renewable Energy Investments, Ltd................... 17,084,000 $ 4,087,890
     China Communications Services Corp., Ltd., Class H.................... 13,718,000   8,471,246
     China Datang Corp. Renewable Power Co., Ltd., Class H................. 14,791,000   1,543,986
*    China Daye Non-Ferrous Metals Mining, Ltd.............................  7,434,000      50,108
     China Development Bank Financial Leasing Co., Ltd., Class H...........    108,000      19,482
# *  China Dili Group...................................................... 13,145,699   4,020,321
*    China Distance Education Holdings, Ltd., ADR..........................     42,004     294,028
     China Dongxiang Group Co., Ltd........................................ 24,638,985   2,763,709
# *  China Dynamics Holdings, Ltd.......................................... 11,310,000     142,710
#    China Electronics Huada Technology Co., Ltd...........................  5,724,000     466,835
#    China Electronics Optics Valley Union Holding Co., Ltd................ 14,756,000     884,243
     China Energy Engineering Corp., Ltd., Class H.........................    582,000      58,710
     China Everbright Greentech Ltd........................................  1,433,000     799,242
     China Everbright International, Ltd...................................  1,250,000     944,757
     China Everbright, Ltd.................................................  6,406,000   9,491,151
     China Fiber Optic Network System Group, Ltd...........................  9,639,999      64,587
     China Financial Services Holdings, Ltd................................  7,270,000     417,320
     China Flavors & Fragrances Co., Ltd...................................    132,000      29,120
     China Foods, Ltd......................................................  6,630,000   2,724,866
     China Glass Holdings, Ltd.............................................  4,470,000     244,982
#    China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A.....  5,072,000   2,906,603
*    China Greenfresh Group Co., Ltd.......................................  1,419,000      54,227
# *  China Greenland Broad Greenstate Group Co., Ltd.......................  5,628,000     315,984
     China Hanking Holdings, Ltd...........................................  4,130,000     843,038
     China Harmony New Energy Auto Holding, Ltd............................  5,790,000   1,992,448
*    China High Precision Automation Group, Ltd............................  1,289,000      37,629
#    China High Speed Transmission Equipment Group Co., Ltd................  2,578,000   1,520,020
*    China Huiyuan Juice Group, Ltd........................................  4,034,500     962,808
*    China Index Holdings, Ltd., ADR.......................................    117,657     385,916
     China International Marine Containers Group Co., Ltd., Class H........  2,182,320   1,919,611
     China Lesso Group Holdings, Ltd.......................................  7,652,000   7,901,568
     China Lilang, Ltd.....................................................  3,198,000   2,573,604
# *  China Logistics Property Holdings Co., Ltd............................  2,529,000     983,960
# *  China Longevity Group Co., Ltd........................................  1,076,350      35,302
     China Longyuan Power Group Corp., Ltd., Class H.......................  5,912,000   3,193,865
# *  China Lumena New Materials Corp....................................... 14,530,000           0
     China Machinery Engineering Corp., Class H............................  6,377,000   2,512,395
#    China Maple Leaf Educational Systems, Ltd............................. 10,558,000   3,316,692
*    China Medical & HealthCare Group, Ltd.................................     20,000         418
     China Medical System Holdings, Ltd....................................  8,837,500  11,984,741
     China Meidong Auto Holdings, Ltd......................................  2,570,000   2,558,611
     China Merchants Land, Ltd............................................. 11,084,000   1,566,740
#    China Metal Recycling Holdings, Ltd...................................  2,401,686           0
# *  China Minsheng Financial Holding Corp., Ltd...........................  4,620,000      67,607
*    China Modern Dairy Holdings, Ltd......................................  5,389,000     768,209
#    China New Town Development Co., Ltd................................... 11,720,648     236,200
*    China NT Pharma Group Co., Ltd........................................  4,238,000     229,467
# *  China Oceanwide Holdings, Ltd.........................................  4,994,000     191,157
     China Oil & Gas Group, Ltd............................................ 32,858,000   1,422,942
     China Oriental Group Co., Ltd.........................................  8,346,000   2,912,731
     China Overseas Grand Oceans Group, Ltd................................ 11,539,749   5,970,069
#    China Overseas Property Holdings, Ltd................................. 10,335,000   6,310,758
*    China Pioneer Pharma Holdings, Ltd....................................  3,339,000     263,850
     China Power International Development, Ltd............................ 32,901,333   6,870,930
*    China Properties Group, Ltd...........................................  2,751,000     315,518
*    China Rare Earth Holdings, Ltd........................................  5,950,799     299,835
#    China Resources Medical Holdings Co., Ltd.............................  4,855,000   2,785,457
*    China Ruifeng Renewable Energy Holdings, Ltd..........................  3,636,000     167,136
     China Sanjiang Fine Chemicals Co., Ltd................................  5,357,000   1,104,618

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- -----------
CHINA -- (Continued)
     China SCE Group Holdings, Ltd......................................... 13,099,200 $ 6,002,225
# *  China Shengmu Organic Milk, Ltd....................................... 11,882,000     438,920
     China Shineway Pharmaceutical Group, Ltd..............................  2,224,200   2,140,364
*    China Silver Group, Ltd...............................................  5,924,000     669,255
     China South City Holdings, Ltd........................................ 28,148,000   3,262,581
     China Starch Holdings, Ltd............................................  7,505,000     149,089
     China State Construction Development Holdings, Ltd....................    116,000      11,971
     China State Construction International Holdings, Ltd..................  1,698,000   1,563,778
     China Sunshine Paper Holdings Co., Ltd................................  1,732,000     249,281
     China Suntien Green Energy Corp., Ltd., Class H....................... 10,650,000   3,088,952
     China Taifeng Beddings Holdings, Ltd..................................  1,336,000           0
     China Tian Lun Gas Holdings, Ltd......................................  1,833,000   1,730,608
# *  China Tianrui Group Cement Co., Ltd...................................    149,000     128,187
     China Traditional Chinese Medicine Holdings Co., Ltd.................. 14,916,000   6,660,385
     China Travel International Investment Hong Kong, Ltd.................. 15,905,900   2,510,993
#    China Vast Industrial Urban Development Co., Ltd......................  1,698,000     658,500
#    China Water Affairs Group, Ltd........................................  6,198,000   4,736,797
# *  China Water Industry Group, Ltd.......................................  7,716,000     476,381
     China Wood Optimization Holding, Ltd..................................  2,240,000     546,224
     China XLX Fertiliser, Ltd.............................................  2,062,000     526,199
#    China Yuhua Education Corp., Ltd......................................  6,134,000   3,518,936
# *  China Yurun Food Group, Ltd...........................................  8,063,000     905,729
#    China ZhengTong Auto Services Holdings, Ltd...........................  7,197,000   2,151,778
     China Zhongwang Holdings, Ltd......................................... 11,693,200   4,854,568
#    Chinasoft International, Ltd.......................................... 14,560,000   6,257,696
     Chongqing Machinery & Electric Co., Ltd., Class H.....................  5,710,000     414,688
*    Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.............  1,224,000      52,914
     Chu Kong Shipping Enterprise Group Co., Ltd...........................  1,366,000     227,919
     CIFI Holdings Group Co., Ltd.......................................... 17,899,964  11,938,845
     CIMC Enric Holdings, Ltd..............................................  4,146,000   2,244,095
# *  CIMC-TianDa Holdings Co., Ltd.........................................  9,910,000     296,076
     CITIC Dameng Holdings, Ltd............................................  5,706,000     236,149
     CITIC Resources Holdings, Ltd......................................... 19,586,600   1,272,292
*    Citychamp Watch & Jewellery Group, Ltd................................ 11,318,000   2,454,684
     Clear Media, Ltd......................................................    456,000     209,312
# *  COFCO Meat Holdings, Ltd..............................................    558,000     199,222
# *  Cogobuy Group.........................................................  4,446,000     735,856
#    Colour Life Services Group Co., Ltd...................................    778,000     440,233
#    Comba Telecom Systems Holdings, Ltd................................... 11,261,338   2,588,608
     Concord New Energy Group, Ltd......................................... 39,644,964   1,994,059
#    Consun Pharmaceutical Group, Ltd......................................  2,823,000   1,689,794
*    Coolpad Group, Ltd.................................................... 18,661,174     538,551
#    COSCO SHIPPING Development Co., Ltd., Class H......................... 16,734,000   1,874,688
#    COSCO SHIPPING Energy Transportation Co., Ltd., Class H...............  8,836,000   3,801,072
#    COSCO SHIPPING International Hong Kong Co., Ltd.......................  3,963,000   1,005,406
     COSCO SHIPPING Ports, Ltd............................................. 11,248,780   8,843,672
*    Coslight Technology International Group Co., Ltd......................     72,000       9,374
#    Cosmo Lady China Holdings Co., Ltd....................................  4,552,000     671,526
#    CP Pokphand Co., Ltd.................................................. 42,204,594   3,490,260
#    CPMC Holdings, Ltd....................................................  2,848,000   1,139,394
#    CRCC High-Tech Equipment Corp., Ltd., Class H.........................  3,058,500     486,816
# *  CSSC Offshore and Marine Engineering Group Co., Ltd., Class H.........    722,000     544,815
# *  CT Environmental Group, Ltd........................................... 18,320,000     596,175
# *  CWT International, Ltd................................................ 24,080,000     304,229
*    Cybernaut International Holdings Co., Ltd.............................  3,760,000      80,954
#    Da Ming International Holdings, Ltd...................................    880,000     191,688
#    Dah Chong Hong Holdings, Ltd..........................................  6,606,856   3,014,556
#    Dalian Port PDA Co., Ltd., Class H....................................  5,140,400     649,247
     Dawnrays Pharmaceutical Holdings, Ltd.................................  7,005,886   1,241,919

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- -----------
CHINA -- (Continued)
# *  DBA Telecommunication Asia Holdings, Ltd..............................    876,000 $    42,548
# *  Differ Group Holding Co., Ltd......................................... 10,964,000     664,206
     Digital China Holdings, Ltd...........................................  6,175,500   3,218,410
     Dongfang Electric Corp., Ltd., Class H................................  2,177,400   1,226,439
#    Dongjiang Environmental Co., Ltd., Class H............................  1,254,575   1,046,760
     Dongyue Group, Ltd....................................................  7,725,000   3,618,356
#    Dynagreen Environmental Protection Group Co., Ltd., Class H...........  2,924,000   1,174,120
*    Dynasty Fine Wines Group, Ltd.........................................    240,000      12,671
     E-Commodities Holdings, Ltd...........................................  8,448,000     403,464
#    EEKA Fashion Holdings, Ltd............................................  1,029,000   1,077,999
     Embry Holdings, Ltd...................................................    470,000      89,732
#    Essex Bio-technology, Ltd.............................................    958,000     737,284
     EVA Precision Industrial Holdings, Ltd................................  5,080,435     408,078
*    EverChina International Holdings Co., Ltd............................. 12,045,000     338,516
*    Evergreen International Holdings, Ltd.................................    123,000       6,266
*    Fang Holdings, Ltd., ADR..............................................    121,857     244,931
#    Fanhua, Inc., ADR.....................................................    140,570   3,545,175
#    Fantasia Holdings Group Co., Ltd...................................... 12,939,000   1,958,603
     Far East Horizon, Ltd................................................. 12,557,000  11,888,254
*    First Tractor Co., Ltd., Class H......................................  2,161,176     448,651
#    Flat Glass Group Co., Ltd., Class H...................................    813,000     386,678
*    Forgame Holdings, Ltd.................................................     23,400      12,892
#    Fu Shou Yuan International Group, Ltd.................................  5,618,000   4,958,441
     Fufeng Group, Ltd.....................................................  9,779,600   4,507,247
# *  Fuguiniao Co., Ltd., Class H..........................................  1,930,000     179,184
# *  Fullshare Holdings, Ltd............................................... 26,000,000     655,575
     Future Land Development Holdings, Ltd.................................  6,610,000   6,965,726
# *  GCL New Energy Holdings, Ltd.......................................... 18,764,000     608,371
# *  GCL-Poly Energy Holdings, Ltd......................................... 87,222,000   3,491,607
     Gemdale Properties & Investment Corp., Ltd............................ 27,896,000   3,229,962
     Genertec Universal Medical Group Co., Ltd.............................  6,547,000   4,472,658
*    Glorious Property Holdings, Ltd....................................... 21,037,501     844,553
     Golden Eagle Retail Group, Ltd........................................  3,117,000   3,435,314
*    Golden Meditech Holdings, Ltd.........................................    356,000      36,787
     Golden Throat Holdings Group Co., Ltd.................................    991,500     200,579
     Golden Wheel Tiandi Holdings Co., Ltd.................................    546,000      36,963
     Goldlion Holdings, Ltd................................................  1,872,962     580,655
     Goldpac Group, Ltd....................................................  2,314,000     551,919
# *  GOME Retail Holdings, Ltd............................................. 75,249,000   6,802,175
*    Grand Baoxin Auto Group, Ltd..........................................  4,687,492     940,127
#    Greatview Aseptic Packaging Co., Ltd..................................  6,983,000   3,519,102
     Greenland Hong Kong Holdings, Ltd.....................................  7,060,000   2,433,764
#    Greentown China Holdings, Ltd.........................................  5,068,148   4,675,849
     Greentown Service Group Co., Ltd......................................  6,138,000   6,963,990
*    Guangdong Land Holdings, Ltd..........................................  4,564,800     715,433
     Guangshen Railway Co., Ltd., Class H..................................  4,692,000   1,500,540
     Guolian Securities Co., Ltd., Class H.................................  1,591,500     456,219
#    Guorui Properties, Ltd................................................  4,697,000     903,219
*    Haichang Ocean Park Holdings, Ltd.....................................  6,063,000     665,172
*    Hailiang Education Group, Inc., ADR...................................     30,293   2,006,305
#    Haitian International Holdings, Ltd...................................  4,178,000   9,858,870
# *  Harbin Bank Co., Ltd., Class H........................................  1,594,000     302,789
# *  Harbin Electric Co., Ltd., Class H....................................  5,355,413   1,365,044
# *  Harmonicare Medical Holdings, Ltd.....................................  2,357,000     460,213
     HC Group, Inc.........................................................     40,000      14,497
# *  HC Group, Inc.........................................................  3,762,500   1,359,077
     Health and Happiness H&H International Holdings, Ltd..................  1,385,500   5,485,382
     Henderson Investment, Ltd.............................................  2,131,000     171,213
#    Hengdeli Holdings, Ltd................................................ 14,393,399     605,884

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- -----------
CHINA -- (Continued)
# *  HengTen Networks Group, Ltd........................................... 88,028,000 $ 1,266,652
*    Hi Sun Technology China, Ltd.......................................... 12,714,000   2,204,537
     Hilong Holding, Ltd...................................................  6,002,000     649,682
     Hisense Home Appliances Group Co., Ltd., Class H......................  2,469,000   2,281,323
     HKC Holdings, Ltd.....................................................  1,457,577   1,169,824
*    Honghua Group, Ltd.................................................... 19,440,000   1,199,403
#    Honworld Group, Ltd...................................................  1,206,000     624,008
     Hopefluent Group Holdings, Ltd........................................  1,553,670     346,673
     Hopson Development Holdings, Ltd......................................  4,414,000   4,254,949
*    HOSA International, Ltd...............................................  3,700,000      25,687
*    Hua Han Health Industry Holdings, Ltd................................. 25,663,698   1,735,815
#    Hua Hong Semiconductor, Ltd...........................................  2,932,000   5,895,808
     Huadian Fuxin Energy Corp., Ltd., Class H............................. 16,796,000   3,250,591
     Huadian Power International Corp., Ltd., Class H......................  3,034,000   1,136,865
     Huaneng Renewables Corp., Ltd., Class H............................... 29,328,000  11,196,709
*    Huanxi Media Group, Ltd...............................................    370,000      67,965
     Huaxi Holdings Co., Ltd...............................................    444,000     121,593
     Huazhong In-Vehicle Holdings Co., Ltd.................................  3,524,000     507,686
     Huishang Bank Corp., Ltd., Class H....................................     34,000      13,208
# *  Hydoo International Holding, Ltd......................................  1,330,000      95,003
*    iClick Interactive Asia Group, Ltd., ADR..............................     14,584      45,502
#    IMAX China Holding, Inc...............................................    857,700   1,946,900
     Inner Mongolia Yitai Coal Co., Ltd., Class H..........................    250,100     164,809
#    Inspur International, Ltd.............................................    848,000     332,975
# *  Jiangnan Group, Ltd................................................... 16,524,000     705,644
#    Jiayuan International Group, Ltd......................................  3,575,816   1,430,650
#    Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H...............    110,249      43,037
#    Jinchuan Group International Resources Co., Ltd....................... 12,519,000   1,004,268
#    Jingrui Holdings, Ltd.................................................  1,806,000     632,629
# *  JinkoSolar Holding Co., Ltd., ADR.....................................    240,087   3,466,856
     Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd...     19,500       9,821
     JNBY Design, Ltd......................................................  1,084,500   1,544,616
     Joy City Property, Ltd................................................ 19,050,000   2,087,034
     Ju Teng International Holdings, Ltd...................................  5,292,000   1,235,097
*    Jumei International Holding, Ltd., ADR................................    194,749     401,183
#    Jutal Offshore Oil Services, Ltd......................................  1,158,000     100,128
     K Wah International Holdings, Ltd.....................................  6,677,948   3,649,290
*    Kai Yuan Holdings, Ltd................................................ 13,400,000      47,803
     Kaisa Group Holdings, Ltd............................................. 17,548,000   7,673,913
# *  Kangda International Environmental Co., Ltd...........................  4,400,000     426,246
# *  Kasen International Holdings, Ltd.....................................  4,724,000   2,922,344
     Kinetic Mines and Energy, Ltd.........................................    468,000      23,259
     Kingboard Holdings, Ltd...............................................  4,368,421  11,641,413
     Kingboard Laminates Holdings, Ltd.....................................  6,584,500   6,028,002
#    Kingdee International Software Group Co., Ltd......................... 14,416,200  15,796,538
# *  Kingsoft Corp., Ltd...................................................  3,926,000   9,035,455
*    Kong Sun Holdings, Ltd................................................  1,325,000      12,827
# *  KuangChi Science, Ltd.................................................  7,727,000     339,522
     KWG Group Holdings, Ltd...............................................  9,881,950   9,950,940
*    Labixiaoxin Snacks Group, Ltd.........................................    503,000      21,299
     Lai Fung Holdings, Ltd................................................    627,532     730,504
     Launch Tech Co., Ltd., Class H........................................     67,800      34,456
     Lee & Man Chemical Co., Ltd...........................................  1,070,785     500,086
     Lee & Man Paper Manufacturing, Ltd....................................  8,762,000   4,872,240
     Lee's Pharmaceutical Holdings, Ltd....................................  1,699,000     907,687
     Legend Holdings Corp., Class H........................................     75,800     166,624
     Leoch International Technology, Ltd...................................  2,659,000     193,274
# *  Lexinfintech Holdings, Ltd., ADR......................................    223,021   2,529,058
     Li Ning Co., Ltd......................................................  4,131,000  14,007,474

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- -----------
CHINA -- (Continued)
*    Lianhua Supermarket Holdings Co., Ltd., Class H.......................    219,400 $    39,163
*    Lifestyle China Group, Ltd............................................  2,103,500     619,575
# *  Lifetech Scientific Corp.............................................. 16,280,000   2,757,888
*    Link Motion, Inc., Sponsored ADR......................................    690,534      39,844
     Livzon Pharmaceutical Group, Inc., Class H............................  1,021,103   2,981,961
     LK Technology Holdings, Ltd...........................................    322,500      19,905
*    LongiTech Smart Energy Holding, Ltd...................................    842,000      37,549
     Lonking Holdings, Ltd................................................. 13,307,000   3,688,493
#    Luye Pharma Group, Ltd................................................  7,411,500   5,478,204
#    LVGEM China Real Estate Investment Co., Ltd...........................    600,000     215,857
#    Maanshan Iron & Steel Co., Ltd., Class H.............................. 12,790,000   4,837,476
     Maoye International Holdings, Ltd.....................................  8,262,000     510,513
     Min Xin Holdings, Ltd.................................................    922,000     399,570
*    Mingfa Group International Co., Ltd...................................  7,108,000      51,070
*    Mingyuan Medicare Development Co., Ltd................................  6,950,000      38,227
#    Minmetals Land, Ltd................................................... 11,162,000   1,577,272
     Minth Group, Ltd......................................................  4,297,000  15,199,257
# *  MMG, Ltd.............................................................. 15,782,999   3,285,735
     MOBI Development Co., Ltd.............................................    962,000     106,596
     Modern Land China Co., Ltd............................................  5,670,800     780,867
#    Nan Hai Corp., Ltd.................................................... 24,100,000     319,662
*    Nature Home Holding Co., Ltd..........................................  1,398,000     240,555
     NetDragon Websoft Holdings, Ltd.......................................    800,500   1,831,915
# *  New Century Healthcare Holding Co., Ltd...............................    110,500      37,787
     New Universe Environmental Group, Ltd.................................    300,000      10,511
*    New World Department Store China, Ltd.................................  3,643,462     576,404
     Nexteer Automotive Group, Ltd.........................................  5,576,000   5,196,941
     Nine Dragons Paper Holdings, Ltd......................................  9,104,000   7,897,393
# *  Noah Holdings, Ltd., ADR..............................................    189,282   5,733,352
# *  North Mining Shares Co., Ltd.......................................... 72,110,000     146,678
#    NVC Lighting Holdings, Ltd............................................  9,780,000   1,398,500
     O-Net Technologies Group, Ltd.........................................  3,039,000   1,719,310
*    Ourgame International Holdings, Ltd...................................  1,942,000     164,915
     Overseas Chinese Town Asia Holdings, Ltd..............................  1,410,183     440,681
# *  Ozner Water International Holding, Ltd................................  2,579,000     489,462
#    Pacific Online, Ltd...................................................  2,937,365     745,362
# *  Panda Green Energy Group, Ltd......................................... 20,162,000     575,750
     Parkson Retail Group, Ltd.............................................  8,026,500     644,641
     PAX Global Technology, Ltd............................................  5,809,000   2,538,319
     Peking University Resources Holdings Co., Ltd.........................    176,000       4,839
#    Phoenix Media Investment Holdings, Ltd................................  8,174,000     613,063
*    Phoenix New Media, Ltd., ADR..........................................    159,501     433,843
     Poly Culture Group Corp., Ltd., Class H...............................    614,100     458,092
     Poly Property Group Co., Ltd.......................................... 15,724,000   5,679,625
     Pou Sheng International Holdings, Ltd................................. 14,901,806   5,625,829
#    Powerlong Real Estate Holdings, Ltd...................................  9,924,000   6,577,374
     Prosperity International Holdings HK, Ltd.............................    516,800      10,174
# *  PW Medtech Group, Ltd.................................................  5,103,000     805,992
*    Q Technology Group Co., Ltd...........................................  2,677,000   3,549,068
     Qingdao Port International Co., Ltd., Class H.........................  2,216,000   1,270,835
     Qingling Motors Co., Ltd., Class H....................................  4,508,000   1,091,936
#    Qinhuangdao Port Co., Ltd., Class H...................................  3,261,000     607,539
# *  Qinqin Foodstuffs Group Cayman Co., Ltd...............................     65,000      18,570
     Qunxing Paper Holdings Co., Ltd.......................................    669,913      32,316
*    Real Gold Mining, Ltd.................................................    300,500      10,086
     Red Star Macalline Group Corp., Ltd., Class H.........................     24,000      19,230
#    Redco Properties Group Ltd............................................  6,718,000   4,335,781
*    Regal International Airport Group Co., Ltd., Class H..................    750,000     494,550
*    Renren, Inc., ADR.....................................................     37,726      29,426

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- -----------
CHINA -- (Continued)
*    REXLot Holdings, Ltd.................................................. 98,652,252 $   198,917
     Rivera Holdings, Ltd..................................................  1,382,000      86,298
     Road King Infrastructure, Ltd.........................................  2,005,000   3,667,965
     Ronshine China Holdings, Ltd..........................................  2,123,000   2,369,980
     Sany Heavy Equipment International Holdings Co., Ltd..................  6,930,000   3,633,720
#    Seaspan Corp..........................................................    492,981   5,343,914
# *  Secoo Holding, Ltd., ADR..............................................     27,811     167,144
     Shandong Chenming Paper Holdings, Ltd., Class H.......................  2,825,750   1,176,961
     Shandong Weigao Group Medical Polymer Co., Ltd., Class H.............. 11,908,000  13,670,868
     Shandong Xinhua Pharmaceutical Co., Ltd., Class H.....................  1,178,400     549,658
     Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H.......  1,731,000   1,240,582
     Shanghai Haohai Biological Technology Co., Ltd., Class H..............    211,200   1,218,608
     Shanghai Industrial Holdings, Ltd.....................................  3,511,000   6,535,624
     Shanghai Industrial Urban Development Group, Ltd...................... 16,549,000   2,065,092
     Shanghai Jin Jiang Capital Co., Ltd., Class H.........................  8,798,000   1,311,363
     Shanghai Prime Machinery Co., Ltd., Class H...........................  5,196,000     523,283
*    Shanghai Zendai Property, Ltd......................................... 21,220,000     170,842
#    Shengjing Bank Co., Ltd., Class H.....................................    156,500     105,408
     Shenguan Holdings Group, Ltd..........................................  7,048,000     265,538
     Shenzhen Expressway Co., Ltd., Class H................................  5,082,400   6,802,785
     Shenzhen International Holdings, Ltd..................................  7,852,816  15,965,018
     Shenzhen Investment, Ltd.............................................. 23,428,900   9,221,487
     Shougang Concord International Enterprises Co., Ltd................... 50,652,000   2,386,903
     Shougang Fushan Resources Group, Ltd.................................. 17,834,000   3,680,011
     Shui On Land, Ltd..................................................... 26,514,643   5,335,886
# *  Shunfeng International Clean Energy, Ltd..............................  9,642,000     241,835
     Sichuan Expressway Co., Ltd., Class H.................................  5,248,000   1,531,454
     Sihuan Pharmaceutical Holdings Group, Ltd............................. 25,650,000   3,360,659
*    Silver Grant International Holdings Group, Ltd........................  6,738,000   1,090,493
*    SINA Corp.............................................................    118,543   4,694,303
*    Sino Oil And Gas Holdings, Ltd........................................    248,000       3,104
     Sinofert Holdings, Ltd................................................ 16,523,327   1,684,218
*    Sino-I Technology, Ltd................................................  3,950,000      30,754
# *  Sinolink Worldwide Holdings, Ltd...................................... 16,056,800   1,010,968
     Sino-Ocean Group Holding, Ltd......................................... 14,463,000   5,317,339
     Sinopec Engineering Group Co., Ltd., Class H..........................  8,942,000   5,108,174
     Sinopec Kantons Holdings, Ltd.........................................  6,844,000   2,790,050
*    Sinopec Oilfield Service Corp., Class H...............................    196,000      20,971
#    Sinosoft Technology Group, Ltd........................................  5,240,599   1,080,979
     Sinotrans, Ltd., Class H.............................................. 14,789,000   4,348,332
     Sinotruk Hong Kong, Ltd...............................................  4,630,500   6,997,000
     Skyfame Realty Holdings, Ltd.......................................... 17,940,000   2,516,575
     Skyworth Group, Ltd................................................... 12,917,628   3,338,068
# *  SMI Holdings Group, Ltd...............................................  6,450,413     411,591
     SOHO China, Ltd....................................................... 14,774,000   5,041,501
*    Sohu.com, Ltd., ADR...................................................    115,019   1,178,945
*    Sparkle Roll Group, Ltd...............................................  7,624,000     243,101
     Springland International Holdings, Ltd................................  5,221,000     939,466
*    SPT Energy Group, Inc.................................................  4,010,000     316,578
*    SRE Group, Ltd........................................................ 33,284,346     262,590
     SSY Group, Ltd........................................................ 11,747,152   9,797,018
# *  Starrise Media Holdings, Ltd..........................................  2,410,000     388,401
     Suchuang Gas Corp., Ltd...............................................    608,000     155,403
#    Sun King Power Electronics Group......................................  3,718,000     517,211
# *  Sunshine 100 China Holdings, Ltd......................................    940,000     167,800
     Symphony Holdings, Ltd................................................  8,480,000   1,027,333
     Tang Palace China Holdings, Ltd.......................................    440,000      60,544
# *  Tarena International, Inc., ADR.......................................    210,794     163,597
*    Taung Gold International, Ltd......................................... 60,770,000     294,732

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- -----------
CHINA -- (Continued)
     TCL Electronics Holdings, Ltd.........................................  4,905,347 $ 2,324,879
*    Tech Pro Technology Development, Ltd.................................. 43,862,000      71,648
*    Technovator International, Ltd........................................  1,804,000     147,242
     Ten Pao Group Holdings, Ltd...........................................  1,296,000     152,232
#    Tenfu Cayman Holdings Co., Ltd........................................    244,000     182,136
# *  Tenwow International Holdings, Ltd....................................  4,220,000      38,398
#    Texhong Textile Group, Ltd............................................  2,043,500   2,064,524
     Tian An China Investment Co., Ltd.....................................  1,718,000     831,532
# *  Tian Ge Interactive Holdings, Ltd.....................................  2,993,000     801,392
#    Tian Shan Development Holding, Ltd....................................  1,816,000     447,141
     Tiangong International Co., Ltd.......................................  2,562,000     914,845
     Tianjin Capital Environmental Protection Group Co., Ltd., Class H.....  2,396,000     863,856
     Tianjin Development Holdings, Ltd.....................................  3,654,000   1,054,410
     Tianjin Port Development Holdings, Ltd................................ 14,284,800   1,309,800
#    Tianneng Power International, Ltd.....................................  5,016,048   3,276,574
     Tianyun International Holdings, Ltd...................................  1,794,000     221,396
*    Tibet Water Resources, Ltd............................................ 12,716,000   2,085,991
     Time Watch Investments, Ltd...........................................  1,562,000     193,504
     Tomson Group, Ltd.....................................................  3,091,054     738,319
     Tong Ren Tang Technologies Co., Ltd., Class H.........................  3,956,000   3,938,601
#    Tongda Group Holdings, Ltd............................................ 28,690,000   2,335,010
*    Tongfang Kontafarma Holdings, Ltd.....................................    186,000       5,399
     Tonly Electronics Holdings, Ltd.......................................    574,176     430,280
#    Top Spring International Holdings, Ltd................................  1,539,500     315,670
# *  Tou Rong Chang Fu Group, Ltd.......................................... 15,232,000     172,032
     Towngas China Co., Ltd................................................  7,169,609   5,526,882
     TPV Technology, Ltd...................................................  5,135,964   2,512,417
#    Trigiant Group, Ltd...................................................  4,036,000     703,964
     Trony Solar Holdings Co., Ltd.........................................  1,757,000           0
*    Truly International Holdings, Ltd.....................................  8,011,573   1,038,003
     Tsaker Chemical Group, Ltd............................................  1,314,500     274,519
# *  Tuniu Corp., Sponsored ADR............................................    127,591     382,773
     Uni-President China Holdings, Ltd.....................................  8,230,000   8,501,024
# *  United Energy Group, Ltd.............................................. 40,258,900   8,149,869
# *  V1 Group, Ltd......................................................... 10,687,579     279,335
     Vinda International Holdings, Ltd.....................................    965,000   1,818,927
*    Vipshop Holdings, Ltd., ADR...........................................    713,425   8,232,924
     Wanguo International Mining Group, Ltd................................    486,000     119,022
     Wasion Holdings, Ltd..................................................  3,962,000   1,962,774
     Weiqiao Textile Co., Class H..........................................  2,368,500     624,212
     West China Cement, Ltd................................................ 17,224,000   2,759,873
#    Wisdom Education International Holdings Co., Ltd......................  2,848,000   1,220,890
     Wison Engineering Services Co., Ltd...................................  1,334,000     152,907
     Xiabuxiabu Catering Management China Holdings Co., Ltd................  2,164,000   2,886,635
     Xiamen International Port Co., Ltd., Class H..........................  7,162,000   1,004,143
     Xingda International Holdings, Ltd....................................  6,754,713   1,882,480
     Xingfa Aluminium Holdings, Ltd........................................    503,000     519,778
     Xinhua Winshare Publishing and Media Co., Ltd., Class H...............  2,696,103   1,914,579
*    Xinjiang Xinxin Mining Industry Co., Ltd., Class H....................    766,598      48,349
*    Xinming China Holdings, Ltd...........................................    548,000      78,903
#    Xinyi Solar Holdings, Ltd............................................. 18,377,781  10,384,108
     Xinyuan Real Estate Co., Ltd., ADR....................................    146,988     537,976
     Xtep International Holdings, Ltd......................................  7,601,439   4,413,467
# *  Xunlei, Ltd., ADR.....................................................    135,982     745,181
#    Yadea Group Holdings, Ltd.............................................  7,648,000   1,657,718
*    Yanchang Petroleum International, Ltd................................. 29,680,000     196,599
#    Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H........    904,000   1,420,398
     Yashili International Holdings, Ltd...................................  5,308,000     576,888
     YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H..............    740,200   4,540,241

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES      VALUE>>
                                                                            ---------- --------------
CHINA -- (Continued)
*    Yida China Holdings, Ltd..............................................  1,148,000 $      293,203
     Yihai International Holding, Ltd......................................    200,000      1,360,148
     Yip's Chemical Holdings, Ltd..........................................  1,728,000        513,012
# *  Yiren Digital, Ltd., ADR..............................................     97,773        632,591
     Yorkey Optical International Cayman, Ltd..............................    396,000         42,443
# *  Youyuan International Holdings, Ltd...................................  2,698,070         89,523
*    YuanShengTai Dairy Farm, Ltd..........................................  6,837,000        269,778
     Yuexiu Property Co., Ltd.............................................. 49,206,284     10,838,293
     Yuexiu Transport Infrastructure, Ltd..................................  5,190,018      4,791,229
     Yunnan Water Investment Co., Ltd., Class H............................  1,281,000        284,143
     Yuzhou Properties Co., Ltd............................................ 12,976,384      5,481,507
*    YY, Inc., ADR.........................................................    133,218      7,572,111
#    Zhaojin Mining Industry Co., Ltd., Class H............................  4,695,000      5,250,782
     Zhejiang Expressway Co., Ltd., Class H................................  7,528,000      6,164,448
     Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H..............  1,857,400        936,836
# *  Zhong An Group, Ltd................................................... 21,932,800        659,544
#    Zhongyu Gas Holdings, Ltd.............................................  1,899,306      1,840,039
#    Zhou Hei Ya International Holdings Co., Ltd...........................  3,374,500      1,697,302
# *  Zhuguang Holdings Group Co., Ltd......................................  7,324,000        999,744
     Zhuhai Holdings Investment Group, Ltd.................................  1,800,000        224,714
     Zhuzhou CRRC Times Electric Co., Ltd., Class H........................     24,900         92,393
                                                                                       --------------
TOTAL CHINA................................................................             1,056,665,364
                                                                                       --------------
COLOMBIA -- (0.3%)
     Almacenes Exito SA....................................................  1,670,046      8,844,326
     Bolsa de Valores de Colombia..........................................     63,819        203,919
     Celsia SA ESP.........................................................  2,172,001      2,795,327
     Cementos Argos SA.....................................................  1,251,077      2,824,177
*    CEMEX Latam Holdings SA...............................................  1,049,589      1,412,908
*    Constructora Conconcreto SA...........................................    323,906         40,249
*    Corp. Financiera Colombiana SA........................................    298,768      2,572,237
*    Empresa de Telecomunicaciones de Bogota...............................  2,255,102        160,126
     Grupo Nutresa SA......................................................    165,142      1,252,734
     Interconexion Electrica SA ESP........................................    109,442        631,396
     Mineros SA............................................................    115,553        114,698
     Promigas SA ESP.......................................................     10,240         24,206
                                                                                       --------------
TOTAL COLOMBIA.............................................................                20,876,303
                                                                                       --------------
GREECE -- (0.4%)
     Aegean Airlines SA....................................................    199,732      1,824,063
     Athens Water Supply & Sewage Co. SA...................................    149,813      1,327,301
     AUTOHELLAS SA.........................................................     36,038        277,986
     Bank of Greece........................................................    140,045      2,202,646
*    Ellaktor SA...........................................................    733,119      1,504,927
     Fourlis Holdings SA...................................................    267,223      1,610,023
*    GEK Terna Holding Real Estate Construction SA.........................    471,898      3,577,297
     Hellenic Exchanges - Athens Stock Exchange SA.........................    423,013      2,122,401
     Holding Co. ADMIE IPTO SA.............................................    398,259        948,602
*    Intracom Holdings SA..................................................    368,162        386,430
*    Intralot SA-Integrated Lottery Systems & Services.....................    712,830        351,729
*    LAMDA Development SA..................................................    130,536      1,039,210
*    Marfin Investment Group Holdings SA...................................  5,032,612        599,718
     Mytilineos SA.........................................................    279,425      3,062,310
*    Piraeus Bank SA.......................................................    751,835      2,622,273
     Piraeus Port Authority SA.............................................     45,059      1,154,330
     Sarantis SA...........................................................    189,016      1,670,811
     Terna Energy SA.......................................................    187,478      1,528,581

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- -----------
GREECE -- (Continued)
     Thessaloniki Port Authority SA........................................       344 $    10,280
                                                                                      -----------
TOTAL GREECE...............................................................            27,820,918
                                                                                      -----------
HONG KONG -- (0.0%)
*    Leyou Technologies Holdings, Ltd...................................... 1,720,000     569,179
                                                                                      -----------
HUNGARY -- (0.1%)
#    CIG Pannonia Life Insurance P.L.C., Class A...........................   205,071     125,923
     Magyar Telekom Telecommunications P.L.C............................... 2,011,957   2,999,337
# *  Opus Global Nyrt......................................................   223,244     250,282
     Richter Gedeon Nyrt...................................................   249,826   4,631,120
                                                                                      -----------
TOTAL HUNGARY..............................................................             8,006,662
                                                                                      -----------
INDIA -- (11.0%)
*    3M India, Ltd.........................................................     5,245   1,664,999
*    5Paisa Capital, Ltd...................................................    23,504      55,610
     Aarti Drugs, Ltd......................................................    20,845     157,791
     Aarti Industries, Ltd.................................................   394,124   4,885,462
*    Aarti Surfactants, Ltd................................................    19,706      59,039
     Abbott India, Ltd.....................................................    15,291   2,524,087
*    Accelya Kale Solutions, Ltd...........................................     3,300      43,985
     Adani Enterprises, Ltd................................................   740,109   2,055,432
     Adani Gas, Ltd........................................................   303,642     628,398
*    Adani Green Energy, Ltd...............................................   516,265     650,723
*    Adani Power, Ltd...................................................... 2,678,174   2,487,909
*    Adani Transmissions, Ltd..............................................   501,351   1,948,483
*    Aditya Birla Capital, Ltd.............................................   396,973     459,570
*    Aditya Birla Fashion and Retail, Ltd..................................   734,082   2,202,863
     Advanced Enzyme Technologies, Ltd.....................................   161,345     422,088
     Aegis Logistics, Ltd..................................................   690,260   1,670,818
     Agro Tech Foods, Ltd..................................................    73,996     669,459
     Ahluwalia Contracts India, Ltd........................................    24,323     103,580
     AIA Engineering, Ltd..................................................   237,021   5,738,522
     Ajanta Pharma, Ltd....................................................   194,402   2,875,359
     Akzo Nobel India, Ltd.................................................    75,281   2,234,956
     Alembic Pharmaceuticals, Ltd..........................................   451,878   3,503,104
     Alembic, Ltd..........................................................   646,465     473,882
     Alkyl Amines Chemicals................................................    22,811     287,324
*    Allahabad Bank........................................................ 3,087,963   1,150,577
     Allcargo Logistics, Ltd...............................................   446,499     653,322
     Amara Raja Batteries, Ltd.............................................   266,056   2,565,827
*    Amtek Auto, Ltd.......................................................   217,501       3,162
     Anant Raj, Ltd........................................................   672,753     301,713
*    Andhra Bank........................................................... 2,013,437     500,604
     Andhra Sugars, Ltd. (The).............................................    26,020      98,368
*    Anveshan Heavy Engineering, Ltd.......................................    41,601     284,439
     Apar Industries, Ltd..................................................    98,378     737,703
     Apcotex Industries, Ltd...............................................     3,763       8,805
     APL Apollo Tubes, Ltd.................................................    41,693     855,467
     Apollo Hospitals Enterprise, Ltd......................................   296,223   6,207,314
     Apollo Tyres, Ltd..................................................... 2,096,065   5,611,875
*    Arvind Fashions, Ltd..................................................   224,643   1,433,437
     Arvind, Ltd........................................................... 1,123,214     799,550
     Asahi India Glass, Ltd................................................   452,109   1,332,173
     Ashiana Housing, Ltd..................................................   240,932     324,947
     Ashok Leyland, Ltd.................................................... 4,777,564   5,167,091
*    Ashoka Buildcon, Ltd..................................................   502,607     731,523
     Astra Microwave Products, Ltd.........................................    45,929      51,247

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            SHARES    VALUE>>
                                                                           --------- ----------
INDIA -- (Continued)
    Astral Polytechnik, Ltd...............................................   165,627 $2,603,362
    AstraZeneca Pharma India, Ltd.........................................    19,541    741,475
    Atul, Ltd.............................................................    73,157  4,423,524
    Automotive Axles, Ltd.................................................    38,935    528,932
    Avanti Feeds, Ltd.....................................................   210,094  1,340,097
*   Bajaj Consumet Care, Ltd..............................................   458,771  1,624,748
    Bajaj Electricals, Ltd................................................   185,644    991,263
*   Bajaj Hindusthan Sugar, Ltd........................................... 2,833,384    249,737
    Bajaj Holdings & Investment, Ltd......................................   108,946  5,600,445
    Balaji Amines, Ltd....................................................    64,754    296,913
    Balkrishna Industries, Ltd............................................   489,743  6,106,517
    Balmer Lawrie & Co., Ltd..............................................   308,856    860,251
    Balrampur Chini Mills, Ltd............................................ 1,105,938  2,538,234
    Banco Products India, Ltd.............................................   152,996    251,488
    Bandhan Bank, Ltd.....................................................   716,696  6,184,768
*   Bank of Baroda........................................................   976,400  1,336,942
*   Bank of Maharashtra................................................... 1,271,207    211,974
    Bannari Amman Sugars, Ltd.............................................    14,297    235,517
    BASF India, Ltd.......................................................    84,973  1,206,819
    Bata India, Ltd.......................................................   124,458  3,164,923
    Bayer CropScience, Ltd................................................     7,704    394,142
    BEML, Ltd.............................................................    91,484  1,326,921
    Berger Paints India, Ltd..............................................   508,953  3,718,226
    Bhansali Engineering Polymers, Ltd....................................   345,140    265,606
    Bharat Forge, Ltd.....................................................   178,461  1,134,348
    Bharat Heavy Electricals, Ltd......................................... 1,179,435    940,797
    Bharat Rasayan, Ltd...................................................     2,566    207,569
    Bharti Airtel, Ltd....................................................       915      4,809
    Birla Corp., Ltd......................................................   156,222  1,253,574
*   Birlasoft, Ltd........................................................ 1,131,802  1,067,917
    Bliss Gvs Pharma, Ltd.................................................   354,023    682,933
    BLS International Services, Ltd.......................................    20,214     21,455
    Blue Dart Express, Ltd................................................    34,277  1,150,209
    Blue Star, Ltd........................................................   203,234  2,413,290
    Bodal Chemicals, Ltd..................................................   310,384    333,938
    Bombay Dyeing & Manufacturing Co., Ltd................................   607,393    697,170
*   Borosil Glass Works, Ltd..............................................    57,864    143,519
    Brigade Enterprises, Ltd..............................................   453,459  1,318,268
    BSE, Ltd..............................................................    40,016    313,908
    Can Fin Homes, Ltd....................................................   240,769  1,336,176
*   Canara Bank...........................................................   989,102  2,822,689
    Capacit'e Infraprojects, Ltd..........................................    15,657     46,755
    Caplin Point Laboratories, Ltd........................................   129,574    788,289
    Carborundum Universal, Ltd............................................   393,186  1,778,715
    Care Ratings, Ltd.....................................................   161,996  1,220,812
    Castrol India, Ltd....................................................   540,366  1,150,342
    CCL Products India, Ltd...............................................   443,978  1,294,369
    Ceat, Ltd.............................................................   139,736  1,998,769
    Central Depository Services India, Ltd................................   152,861    503,250
    Century Plyboards India, Ltd..........................................   456,848  1,046,070
    Century Textiles & Industries, Ltd....................................   106,507    634,274
    Cera Sanitaryware, Ltd................................................    32,942  1,253,019
    CESC, Ltd.............................................................   604,391  6,793,677
*   CG Power and Industrial Solutions, Ltd................................ 2,641,173    539,201
    Chambal Fertilizers & Chemicals, Ltd.................................. 1,058,865  2,542,183
*   Chennai Petroleum Corp., Ltd..........................................   335,772    747,314
    Chennai Super Kings Cricket, Ltd...................................... 1,658,632      9,866
    Cholamandalam Investment and Finance Co., Ltd.........................    59,356    254,927
    City Union Bank, Ltd.................................................. 1,514,832  4,526,954

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                           ---------- -----------
INDIA -- (Continued)
    Cochin Shipyard, Ltd..................................................      2,138 $    11,773
*   Coffee Day Enterprises, Ltd...........................................    236,430     101,687
    Coromandel International, Ltd.........................................    566,009   3,799,071
*   Corp. Bank............................................................  1,615,668     369,820
*   Cox & Kings Financial Service, Ltd....................................    263,757       2,049
    Cox & Kings, Ltd......................................................    791,270      19,495
    CRISIL, Ltd...........................................................    117,175   2,415,880
    Crompton Greaves Consumer Electricals, Ltd............................  3,162,419  11,359,638
    Cummins India, Ltd....................................................     80,679     616,788
    Cyient, Ltd...........................................................    394,638   2,266,890
    DB Corp., Ltd.........................................................    166,994     341,124
    DCB Bank, Ltd.........................................................  1,574,983   4,002,221
    DCM Shriram, Ltd......................................................    295,410   1,530,970
    Deepak Fertilisers & Petrochemicals Corp., Ltd........................    187,415     280,766
    Deepak Nitrite, Ltd...................................................    291,386   1,402,710
    Delta Corp., Ltd......................................................    661,802   1,942,273
*   Dewan Housing Finance Corp., Ltd......................................    857,976     210,212
    DFM Foods, Ltd........................................................     40,642     141,862
    Dhampur Sugar Mills, Ltd..............................................    142,644     432,073
    Dhanuka Agritech, Ltd.................................................     50,591     217,403
    Dilip Buildcon, Ltd...................................................    168,716   1,030,094
    Dish TV India, Ltd....................................................  3,416,870     605,699
    Dishman Carbogen Amcis, Ltd...........................................    638,924   1,079,416
    Dixon Technologies India, Ltd.........................................      4,153     175,598
    Dr Lal PathLabs, Ltd..................................................    130,301   2,823,205
*   Dynamatic Technologies, Ltd...........................................      8,945     148,680
    eClerx Services, Ltd..................................................    135,492     857,045
    Edelweiss Financial Services, Ltd.....................................  1,367,519   1,776,784
    EID Parry India, Ltd..................................................    504,770   1,226,209
    EIH, Ltd..............................................................  1,034,213   2,435,365
    Electrosteel Castings, Ltd............................................    702,932     133,147
    Elgi Equipments, Ltd..................................................    360,052   1,399,792
    Emami, Ltd............................................................    116,653     537,535
    Endurance Technologies, Ltd...........................................     20,319     313,304
    Engineers India, Ltd..................................................  1,179,297   2,004,297
    Entertainment Network India, Ltd......................................     67,400     248,547
*   Eris Lifesciences, Ltd................................................     18,545     113,033
    Escorts, Ltd..........................................................    513,152   4,760,505
    Essel Propack, Ltd....................................................    160,818     254,530
    Excel Crop Care, Ltd..................................................      4,882     219,856
    Excel Industries, Ltd.................................................      3,403      45,913
    Exide Industries, Ltd.................................................    965,375   2,618,907
*   FDC, Ltd..............................................................    417,298   1,057,967
    Federal Bank, Ltd..................................................... 10,224,242  12,069,446
*   Federal-Mogul Goetze India, Ltd.......................................     82,059     637,542
    Finolex Cables, Ltd...................................................    703,474   3,825,587
    Finolex Industries, Ltd...............................................    296,857   2,544,231
    Firstsource Solutions, Ltd............................................  1,545,250   1,068,180
*   Fortis Healthcare, Ltd................................................  2,321,065   4,835,121
*   Future Enterprises, Ltd...............................................    834,553     294,667
    Future Lifestyle Fashions, Ltd........................................    127,375     736,542
*   Future Retail, Ltd....................................................    192,546   1,032,828
    Gabriel India, Ltd....................................................    415,189     721,588
    Galaxy Surfactants, Ltd...............................................      1,308      28,323
    Garware Technical Fibres, Ltd.........................................     55,228     915,904
    Gateway Distriparks, Ltd..............................................    498,571     657,434
    Gati, Ltd.............................................................     37,424      31,657
*   Gayatri Projects, Ltd.................................................    297,572     542,087
    GE Power India, Ltd...................................................     18,143     191,633

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                           ---------- ----------
INDIA -- (Continued)
    GE T&D India, Ltd.....................................................    191,494 $  555,683
*   GFL, Ltd..............................................................    178,763    211,199
    GHCL, Ltd.............................................................    228,000    692,924
    GIC Housing Finance, Ltd..............................................     98,590    247,808
    Gillette India, Ltd...................................................     14,426  1,633,721
    GlaxoSmithKline Pharmaceuticals, Ltd..................................     15,766    370,619
    Glenmark Pharmaceuticals, Ltd.........................................    520,956  2,318,782
*   GMR Infrastructure, Ltd............................................... 11,542,849  3,391,306
    GOCL Corp., Ltd.......................................................     46,790    180,003
    Godfrey Phillips India, Ltd...........................................     91,690  1,427,112
    Godrej Agrovet, Ltd...................................................     21,886    157,286
    Godrej Industries, Ltd................................................    426,141  2,493,281
*   Godrej Properties, Ltd................................................    214,042  3,003,996
    Granules India, Ltd...................................................    674,954  1,188,050
    Graphite India, Ltd...................................................     52,686    211,773
    Great Eastern Shipping Co., Ltd. (The)................................    470,650  1,986,265
    Greaves Cotton, Ltd...................................................    613,580  1,205,927
*   Greenpanel Industries, Ltd............................................    223,561     94,085
    Greenply Industries, Ltd..............................................    223,561    504,236
    Grindwell Norton, Ltd.................................................    103,306    886,578
*   GTL Infrastructure, Ltd...............................................    938,311      5,907
    Gujarat Alkalies & Chemicals, Ltd.....................................    173,142  1,137,185
    Gujarat Ambuja Exports, Ltd...........................................    257,558    523,590
*   Gujarat Fluorochemicals, Ltd..........................................    224,424  2,094,619
    Gujarat Gas, Ltd......................................................  1,484,059  4,100,200
    Gujarat Industries Power Co., Ltd.....................................    310,190    314,823
    Gujarat Mineral Development Corp., Ltd................................    747,422    667,496
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd...................    250,999    770,768
    Gujarat Pipavav Port, Ltd.............................................  1,223,530  1,487,880
    Gujarat State Fertilizers & Chemicals, Ltd............................    969,096  1,095,537
    Gujarat State Petronet, Ltd...........................................  1,224,601  3,621,993
    Gulf Oil Lubricants India, Ltd........................................     98,950  1,228,324
*   GVK Power & Infrastructure, Ltd.......................................  5,950,892    388,923
    Hatsun Agro Products, Ltd.............................................     59,932    511,185
    Hatsun Agro Products, Ltd.............................................      3,275     20,629
    HBL Power Systems, Ltd................................................    627,675    149,765
*   HealthCare Global Enterprises, Ltd....................................     92,974    153,709
    HEG, Ltd..............................................................     11,644    162,024
    HeidelbergCement India, Ltd...........................................    560,512  1,481,793
*   Hemisphere Properties India, Ltd......................................    216,014    507,991
    Heritage Foods, Ltd...................................................     77,941    328,954
    Hester Biosciences, Ltd...............................................     10,018    234,424
    Hexaware Technologies, Ltd............................................    756,344  3,550,060
    HFCL, Ltd.............................................................  3,600,628    899,780
    Hikal, Ltd............................................................    329,825    555,904
    HIL, Ltd..............................................................     15,712    253,403
    Himadri Speciality Chemical, Ltd......................................    756,535    804,333
    Himatsingka Seide, Ltd................................................    253,987    551,084
    Hinduja Global Solutions, Ltd.........................................     46,310    376,807
*   Hindustan Oil Exploration Co., Ltd....................................    256,846    363,102
    Honda SIEL Power Products, Ltd........................................     16,776    277,625
    Honeywell Automation India, Ltd.......................................     12,154  4,797,382
*   Hotel Leela Venture, Ltd..............................................     69,491      7,707
*   Housing Development & Infrastructure, Ltd.............................  2,410,984     59,343
    HT Media, Ltd.........................................................    528,258    134,915
    Huhtamaki PPL, Ltd....................................................    141,795    507,937
    ICICI Securities, Ltd.................................................      2,801     12,750
    ICRA, Ltd.............................................................      3,234    118,380
*   IDFC First Bank, Ltd.................................................. 10,184,591  6,403,063

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                           ---------- -----------
INDIA -- (Continued)
    IDFC, Ltd.............................................................  5,560,941 $ 2,759,857
*   IFB Industries, Ltd...................................................     63,811     699,912
*   IFCI, Ltd.............................................................  5,996,452     620,667
    IIFL Finance, Ltd.....................................................  1,410,829   2,287,076
*   IIFL Securities, Ltd..................................................  1,410,829     581,806
    IIFL Wealth Management, Ltd...........................................    201,547   3,770,726
*   IL&FS Transportation Networks, Ltd....................................    461,931      14,973
    India Cements, Ltd. (The).............................................  1,409,890   1,668,069
    India Glycols, Ltd....................................................     67,908     217,095
    India Nippon Electricals, Ltd.........................................     14,955      71,633
    Indiabulls Housing Finance, Ltd.......................................  1,474,130   4,251,757
*   Indiabulls Integrated Services, Ltd...................................     41,160      36,724
*   Indiabulls Real Estate, Ltd...........................................  1,754,817   1,368,213
    Indiabulls Ventures, Ltd..............................................    876,407   1,240,479
    Indiabulls Ventures, Ltd..............................................    152,225      51,241
*   Indian Bank...........................................................    734,341   1,376,441
    Indian Hotels Co., Ltd. (The).........................................  3,616,936   7,793,037
    Indian Hume Pipe Co., Ltd.............................................     61,177     231,734
*   Indian Overseas Bank..................................................  2,984,119     451,502
    Indo Count Industries, Ltd............................................    435,926     284,933
    Indoco Remedies, Ltd..................................................    241,341     546,739
    IndusInd Bank, Ltd....................................................    234,655   4,340,676
    INEOS Styrolution India, Ltd..........................................     29,041     274,140
    Infibeam Avenues, Ltd.................................................    835,920     537,830
    Ingersoll-Rand India, Ltd.............................................     78,519     725,325
*   Inox Leisure, Ltd.....................................................    417,544   2,144,193
*   Inox Wind, Ltd........................................................     74,001      36,132
    Insecticides India, Ltd...............................................     32,706     254,722
*   Intellect Design Arena, Ltd...........................................    352,089     948,223
    Ipca Laboratories, Ltd................................................    376,669   5,199,283
*   IRB Infrastructure Developers, Ltd....................................  1,131,314   1,244,997
    ITD Cementation India, Ltd............................................    370,866     299,867
*   ITI, Ltd..............................................................     77,824     100,568
    J Kumar Infraprojects, Ltd............................................    166,672     364,838
    Jagran Prakashan, Ltd.................................................    750,194     597,805
    Jai Corp., Ltd........................................................    351,131     444,796
    Jain Irrigation Systems, Ltd..........................................  2,117,960     449,126
*   Jaiprakash Associates, Ltd............................................  6,227,563     193,215
*   Jaiprakash Power Ventures, Ltd........................................ 14,119,051     228,915
*   Jammu & Kashmir Bank, Ltd. (The)......................................  2,013,045     940,420
    Jamna Auto Industries, Ltd............................................    934,382     594,604
*   Jaypee Infratech, Ltd.................................................    469,767       8,235
    JB Chemicals & Pharmaceuticals, Ltd...................................    199,949     962,731
    Jindal Poly Films, Ltd................................................    115,861     359,539
    Jindal Saw, Ltd.......................................................    986,494   1,233,917
*   Jindal Stainless Hisar, Ltd...........................................    334,099     323,728
*   Jindal Stainless, Ltd.................................................    475,544     233,215
*   Jindal Steel & Power, Ltd.............................................  2,739,856   4,461,200
    JK Cement, Ltd........................................................    158,530   2,510,866
    JK Lakshmi Cement, Ltd................................................    288,501   1,178,610
    JK Paper, Ltd.........................................................    516,633     883,932
    JK Tyre & Industries, Ltd.............................................    455,463     490,824
    JM Financial, Ltd.....................................................  1,826,773   2,006,625
    JMC Projects India, Ltd...............................................    273,093     390,497
    Johnson Controls-Hitachi Air Conditioning India, Ltd..................     63,119   1,913,361
    JSW Energy, Ltd.......................................................  2,868,635   2,748,968
    JTEKT India, Ltd......................................................     94,377     123,729
    Jubilant Foodworks, Ltd...............................................    485,505  10,905,614
    Jubilant Life Sciences, Ltd...........................................    503,831   3,974,811

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            SHARES    VALUE>>
                                                                           --------- ----------
INDIA -- (Continued)
*   Just Dial, Ltd........................................................   323,490 $2,677,359
    Jyothy Labs Ltd.......................................................   834,911  2,059,776
    Kajaria Ceramics, Ltd.................................................   527,284  4,161,289
    Kalpataru Power Transmission, Ltd.....................................   385,719  2,328,744
    Kalyani Steels, Ltd...................................................   109,183    297,600
    Kansai Nerolac Paints, Ltd............................................   242,909  1,918,975
    Karnataka Bank, Ltd. (The)............................................ 1,373,076  1,510,227
    Karur Vysya Bank, Ltd. (The).......................................... 2,769,853  2,141,276
    Kaveri Seed Co., Ltd..................................................   208,478  1,543,576
    KCP, Ltd. (The).......................................................   269,517    257,824
    KEC International, Ltd................................................   600,830  2,285,814
    KEI Industries, Ltd...................................................   259,199  2,154,255
*   Kesoram Industries, Ltd...............................................    78,725     64,114
    Kewal Kiran Clothing, Ltd.............................................     2,328     32,503
    Kiri Industries, Ltd..................................................    74,470    433,072
    Kirloskar Brothers, Ltd...............................................   136,214    293,659
    Kirloskar Oil Engines, Ltd............................................   257,475    627,239
    KNR Constructions, Ltd................................................   257,784    853,837
    Kolte-Patil Developers, Ltd...........................................   135,264    477,329
*   KPIT Engineering, Ltd................................................. 1,131,802  1,459,533
    KPR Mill, Ltd.........................................................   106,334    972,759
    KRBL, Ltd.............................................................   413,915  1,325,610
    KSB, Ltd..............................................................    40,851    402,129
    L&T Finance Holdings, Ltd............................................. 1,645,304  2,215,672
    LA Opala RG, Ltd......................................................   111,012    258,043
    Lakshmi Machine Works, Ltd............................................    22,392  1,129,873
*   Lakshmi Vilas Bank, Ltd. (The)........................................   722,986    156,585
    Laurus Labs, Ltd......................................................   102,340    536,255
    LG Balakrishnan & Bros, Ltd...........................................    50,669    223,374
    LIC Housing Finance, Ltd..............................................    75,539    441,527
    Linde India, Ltd......................................................    99,527    783,160
    LT Foods, Ltd.........................................................   694,369    255,367
    Lumax Industries, Ltd.................................................     7,257    130,627
    LUX Industries, Ltd...................................................    36,373    615,316
    Magma Fincorp, Ltd....................................................   387,886    293,072
    Mahanagar Gas, Ltd....................................................   201,581  2,895,249
    Maharashtra Scooters, Ltd.............................................     6,559    425,435
    Maharashtra Seamless, Ltd.............................................   192,487    984,524
    Mahindra & Mahindra Financial Services, Ltd...........................   193,561    967,669
*   Mahindra CIE Automotive, Ltd..........................................   340,666    717,544
*   Mahindra Holidays & Resorts India, Ltd................................   307,406    938,571
    Mahindra Lifespace Developers, Ltd....................................   151,214    883,958
    Mahindra Logistics, Ltd...............................................     9,183     49,536
    Majesco, Ltd..........................................................    92,732    558,849
    Man Infraconstruction, Ltd............................................    30,389     11,572
    Manappuram Finance, Ltd............................................... 3,254,033  7,788,145
    Mangalore Refinery & Petrochemicals, Ltd..............................   865,378    671,968
    Marksans Pharma, Ltd.................................................. 1,386,544    293,510
    MAS Financial Services, Ltd...........................................     7,968     80,182
    Mastek, Ltd...........................................................    54,899    265,348
*   Max Financial Services, Ltd...........................................   668,286  3,816,296
*   Max India, Ltd........................................................   947,625    966,636
    Mayur Uniquoters, Ltd.................................................    95,841    297,504
    Meghmani Organics, Ltd................................................   537,316    394,278
    Minda Corp., Ltd......................................................   173,838    244,673
    Minda Industries, Ltd.................................................   255,875  1,331,391
    Mindtree, Ltd.........................................................   150,804  1,514,337
    MM Forgings, Ltd......................................................     9,652     54,478
    MOIL, Ltd.............................................................   434,850    850,799

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            SHARES    VALUE>>
                                                                           --------- ----------
INDIA -- (Continued)
    Monte Carlo Fashions, Ltd.............................................     4,099 $   13,634
*   Morepen Laboratories, Ltd............................................. 1,397,628    319,943
    Motilal Oswal Financial Services, Ltd.................................   180,212  1,688,458
    Mphasis, Ltd..........................................................   535,099  7,155,471
    MPS, Ltd..............................................................    36,417    301,885
    Multi Commodity Exchange of India, Ltd................................    77,195  1,236,618
*   Music Broadcast, Ltd..................................................    24,775     10,529
*   Muthoot Capital Services, Ltd.........................................    34,866    221,405
    Muthoot Finance, Ltd..................................................   674,387  6,691,153
    Narayana Hrudayalaya, Ltd.............................................   179,409    681,957
    Natco Pharma, Ltd.....................................................   581,260  4,849,321
    National Aluminium Co., Ltd........................................... 3,401,457  2,169,607
    Nava Bharat Ventures, Ltd.............................................   493,710    513,635
    Navin Fluorine International, Ltd.....................................   101,219  1,283,898
    Navneet Education, Ltd................................................   669,884    970,006
    NBCC India, Ltd....................................................... 1,986,749  1,054,750
    NCC, Ltd.............................................................. 3,085,488  2,512,127
    NESCO, Ltd............................................................   174,514  1,365,462
*   Network18 Media & Investments, Ltd....................................   627,668    209,863
    Neuland Laboratories, Ltd.............................................    14,795    102,496
    NIIT Technologies, Ltd................................................    27,446    599,405
    NIIT, Ltd.............................................................   437,214    605,533
    Nilkamal, Ltd.........................................................    34,638    616,855
    NLC India, Ltd........................................................   343,392    282,172
    NOCIL, Ltd............................................................   353,792    606,291
    NRB Bearings, Ltd.....................................................   282,048    437,374
    Nucleus Software Exports, Ltd.........................................    30,339    129,718
    Oberoi Realty, Ltd....................................................   567,664  4,037,983
*   Odisha Cement, Ltd....................................................   318,094  3,629,082
    Oil India, Ltd........................................................   574,259  1,391,549
    Omaxe, Ltd............................................................   318,490    822,686
    Orient Cement, Ltd....................................................   417,073    462,290
    Orient Electric, Ltd..................................................   307,079    856,680
    Orient Refractories, Ltd..............................................   173,321    533,221
*   Oriental Bank of Commerce............................................. 2,087,938  1,602,473
    Oriental Carbon & Chemicals, Ltd......................................    13,160    185,667
    Paisalo Digital, Ltd..................................................     9,580     62,136
    Parag Milk Foods, Ltd.................................................   250,465    505,570
    PC Jeweller, Ltd...................................................... 1,075,573    484,720
    Persistent Systems, Ltd...............................................   256,346  2,244,164
    Pfizer, Ltd...........................................................    92,675  5,317,634
    Phillips Carbon Black, Ltd............................................   504,004    892,199
    Phoenix Mills, Ltd. (The).............................................   355,885  3,605,117
    PI Industries, Ltd....................................................   444,832  8,918,424
    PNB Housing Finance, Ltd..............................................    89,284    673,389
    PNC Infratech, Ltd....................................................    54,727    130,165
    Poly Medicure, Ltd....................................................    57,204    164,532
    Polyplex Corp., Ltd...................................................    49,131    339,178
    Power Mech Projects, Ltd..............................................    15,464    154,146
*   Prabhat Dairy, Ltd....................................................   159,023    189,278
    Praj Industries, Ltd..................................................   644,500  1,039,804
    Prakash Industries, Ltd...............................................   358,348    258,857
    Prestige Estates Projects, Ltd........................................   784,076  3,360,843
*   Prime Focus, Ltd......................................................   140,332    132,039
    Prism Johnson, Ltd....................................................   631,808    712,706
*   Procter & Gamble Health, Ltd..........................................    47,301  3,107,133
    PSP Projects, Ltd.....................................................    10,898     83,853
    PTC India Financial Services, Ltd..................................... 1,563,145    299,300
    PTC India, Ltd........................................................ 1,719,095  1,446,410

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            SHARES    VALUE>>
                                                                           --------- ----------
INDIA -- (Continued)
    Puravankara, Ltd......................................................   340,385 $  313,545
    PVR, Ltd..............................................................   172,618  4,327,406
*   Quess Corp., Ltd......................................................    33,563    244,372
    Quick Heal Technologies, Ltd..........................................    61,689    114,681
    Radico Khaitan, Ltd...................................................   389,838  1,740,653
    Rain Industries Ltd...................................................   560,361    767,803
    Rajesh Exports, Ltd...................................................   242,371  2,309,323
    Rallis India, Ltd.....................................................   441,493  1,045,066
    Ramco Cements, Ltd. (The).............................................   418,820  4,627,682
    Ramco Industries, Ltd.................................................   176,508    454,808
*   Ramco Systems, Ltd....................................................    24,225     57,479
    Ramkrishna Forgings, Ltd..............................................    74,898    308,774
    Rane Holdings, Ltd....................................................    16,346    202,607
    Rashtriya Chemicals & Fertilizers, Ltd................................   878,078    684,391
    Ratnamani Metals & Tubes, Ltd.........................................    71,509    971,254
*   RattanIndia Power, Ltd................................................ 2,714,698     59,159
    Raymond, Ltd..........................................................   198,607  1,619,727
    RBL Bank, Ltd......................................................... 1,114,402  4,854,878
    Redington India, Ltd.................................................. 1,824,608  3,063,538
    Relaxo Footwears, Ltd.................................................   219,298  1,698,537
    Reliance Capital, Ltd.................................................   731,461    198,718
*   Reliance Communications, Ltd.......................................... 2,011,024     18,462
    Reliance Home Finance, Ltd............................................   720,711     48,713
    Reliance Infrastructure, Ltd..........................................   847,732    417,645
*   Reliance Power, Ltd................................................... 4,062,078    191,434
    Repco Home Finance, Ltd...............................................   252,231  1,029,846
*   RP-SG Business Process Services, Ltd..................................   119,929    574,676
    Sadbhav Engineering, Ltd..............................................   525,941  1,018,596
    Sadbhav Infrastructure Project, Ltd...................................   168,293    101,243
    Sagar Cements, Ltd....................................................    15,163    129,495
*   Sanghi Industries, Ltd................................................   343,110    222,966
    Sanofi India, Ltd.....................................................    43,978  4,175,201
    Saregama India, Ltd...................................................    54,353    262,442
    Sasken Technologies, Ltd..............................................    38,635    319,937
    Savita Oil Technologies, Ltd..........................................     1,482     20,832
    Schaeffler India, Ltd.................................................    38,929  2,361,836
*   Schneider Electric Infrastructure, Ltd................................    22,038     23,668
    Sequent Scientific, Ltd...............................................   220,530    236,213
*   SH Kelkar & Co., Ltd..................................................   128,058    226,468
    Shankara Building Products, Ltd.......................................    23,325    112,652
    Sharda Cropchem, Ltd..................................................    97,276    378,855
*   Sheela Foam, Ltd......................................................     1,683     29,643
    Shemaroo Entertainment, Ltd...........................................     6,672     17,353
    Shilpa Medicare, Ltd..................................................   123,440    501,378
*   Shipping Corp. of India, Ltd..........................................   842,726    687,158
    Shoppers Stop, Ltd....................................................    72,814    388,755
    Shriram City Union Finance, Ltd.......................................    62,632  1,166,889
*   Shriram EPC, Ltd......................................................   106,141     12,139
*   Sintex Plastics Technology, Ltd....................................... 2,077,882     48,274
    Siyaram Silk Mills, Ltd...............................................    30,118    105,102
    SJVN, Ltd.............................................................   733,114    253,088
    SKF India, Ltd........................................................   125,990  3,899,702
    SML ISUZU, Ltd........................................................    39,250    324,328
    Sobha, Ltd............................................................   380,090  2,269,486
    Solar Industries India, Ltd...........................................   148,671  2,211,439
    Solara Active Pharma Sciences, Ltd....................................     9,208     54,720
    Somany Ceramics, Ltd..................................................    50,658    133,345
*   Somany Home Innovation, Ltd...........................................   230,605    520,033
    Sonata Software, Ltd..................................................   288,491  1,269,156

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                           ---------- -----------
INDIA -- (Continued)
    South Indian Bank, Ltd. (The).........................................  4,729,662 $   749,230
*   Spencer's Retail Ltd..................................................    352,311     356,582
    Srei Infrastructure Finance, Ltd......................................    529,504      77,798
    SRF, Ltd..............................................................    128,616   5,252,675
    Srikalahasthi Pipes, Ltd..............................................    120,091     303,491
*   Star Cement, Ltd......................................................    198,387     269,684
    Steel Authority of India, Ltd.........................................  3,522,585   1,824,492
    Sterlite Technologies, Ltd............................................    798,069   1,466,787
    Strides Pharma Science, Ltd...........................................    360,666   1,955,059
    Subros, Ltd...........................................................    120,150     431,864
    Sudarshan Chemical Industries.........................................    129,298     745,622
    Sun TV Network, Ltd...................................................    306,494   2,276,678
    Sundaram Finance Holdings, Ltd........................................     54,598      53,124
    Sundaram Finance, Ltd.................................................     65,203   1,472,670
    Sundaram-Clayton, Ltd.................................................      6,812     201,329
    Sundram Fasteners, Ltd................................................    458,819   3,160,793
    Sunteck Realty, Ltd...................................................    295,827   1,717,055
    Suprajit Engineering, Ltd.............................................    222,187     581,130
    Supreme Industries, Ltd...............................................    302,321   4,955,699
    Supreme Petrochem, Ltd................................................    165,945     416,185
    Surya Roshni, Ltd.....................................................    101,312     262,559
    Suven Life Sciences, Ltd..............................................    447,591   1,780,545
*   Suzlon Energy, Ltd.................................................... 10,013,342     373,679
    Swan Energy, Ltd......................................................     76,621     111,325
    Swaraj Engines, Ltd...................................................     27,150     438,039
    Symphony, Ltd.........................................................     64,529   1,185,862
*   Syndicate Bank........................................................  3,985,122   1,669,597
    Syngene International, Ltd............................................    431,238   2,014,673
    TAKE Solutions, Ltd...................................................    353,354     559,448
    Tasty Bite Eatables, Ltd..............................................        574      80,809
    Tata Chemicals, Ltd...................................................    278,386   2,469,613
    Tata Communications, Ltd..............................................    216,014   1,073,695
    Tata Elxsi, Ltd.......................................................    123,460   1,422,915
    Tata Global Beverages, Ltd............................................  2,377,227  10,616,042
    Tata Metaliks, Ltd....................................................     77,916     677,554
    Tata Power Co., Ltd. (The)............................................  1,795,699   1,501,141
*   Tata Sponge Iron, Ltd.................................................    117,210     672,077
    TCI Express, Ltd......................................................    118,099   1,289,489
*   Techno Electric & Engineering Co., Ltd................................    248,038     931,307
    Tejas Networks, Ltd...................................................     52,773      55,235
    Texmaco Rail & Engineering, Ltd.......................................    418,713     260,951
    Thermax, Ltd..........................................................    219,431   3,490,167
    Thirumalai Chemicals, Ltd.............................................    307,194     351,129
    Thomas Cook India, Ltd................................................    247,903     459,476
    Thyrocare Technologies, Ltd...........................................     66,123     526,212
*   TI Financial Holdings, Ltd............................................    529,989   3,381,142
    Tide Water Oil Co India, Ltd..........................................      6,961     473,333
    Time Technoplast, Ltd.................................................    751,341     666,939
    Timken India, Ltd.....................................................    161,067   2,020,949
    Tinplate Co. of India, Ltd. (The).....................................    172,253     294,940
    Titagarh Wagons, Ltd..................................................      5,499       3,237
    Torrent Power, Ltd....................................................  1,202,606   4,744,497
    Tourism Finance Corp. of India, Ltd...................................     95,791     109,941
    Transport Corp. of India, Ltd.........................................    242,700     990,488
    Trent, Ltd............................................................    449,150   3,427,921
    Trident, Ltd..........................................................    639,903     556,402
    Triveni Engineering & Industries, Ltd.................................    434,212     397,299
    Triveni Turbine, Ltd..................................................    426,083     615,840
    TTK Prestige, Ltd.....................................................     35,006   3,061,789

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                           ---------- ------------
INDIA -- (Continued)
    Tube Investments of India, Ltd........................................    547,189 $  3,082,905
    TV Today Network, Ltd.................................................    162,914      732,086
*   TV18 Broadcast, Ltd...................................................  3,725,921    1,285,481
    TVS Srichakra, Ltd....................................................     14,677      386,767
*   UCO Bank..............................................................  2,116,200      403,679
    Uflex, Ltd............................................................    232,965      681,641
    UltraTech Cement, Ltd.................................................     13,313      777,530
    Unichem Laboratories, Ltd.............................................    245,041      649,381
*   Union Bank of India...................................................  2,868,448    2,312,098
    Uniply Industries, Ltd................................................     12,215        7,234
*   Unitech, Ltd..........................................................  5,334,625       37,477
*   Usha Martin, Ltd......................................................     23,860        9,570
*   VA Tech Wabag, Ltd....................................................    201,811      562,123
    Vaibhav Global, Ltd...................................................     56,829      655,716
    Vardhman Textiles, Ltd................................................    134,356    1,699,345
    Varun Beverages, Ltd..................................................     57,587      501,638
    Venky's India, Ltd....................................................     25,598      631,475
    Vesuvius India, Ltd...................................................      9,930      139,916
    V-Guard Industries, Ltd...............................................    982,956    3,414,358
    Vinati Organics, Ltd..................................................     78,182    2,390,786
    Vindhya Telelinks, Ltd................................................     15,392      196,526
    VIP Industries, Ltd...................................................    321,552    2,137,227
    V-Mart Retail, Ltd....................................................     40,820    1,137,032
    Voltas, Ltd...........................................................    232,681    2,309,488
    VRL Logistics, Ltd....................................................    199,211      748,409
    VST Industries, Ltd...................................................     31,480    1,707,757
    VST Tillers Tractors, Ltd.............................................     13,719      253,798
    WABCO India, Ltd......................................................     28,241    2,466,759
    Welspun Corp., Ltd....................................................    595,524    1,238,954
    Welspun Enterprises, Ltd..............................................    395,274      484,043
    Welspun India, Ltd....................................................  2,261,213    1,798,592
    West Coast Paper Mills, Ltd...........................................    152,997      506,328
    Wheels India, Ltd.....................................................      3,448       31,033
    Whirlpool of India, Ltd...............................................     76,768    2,394,891
*   Wockhardt, Ltd........................................................    169,050      690,258
    Wonderla Holidays, Ltd................................................     80,157      317,139
    Yes Bank, Ltd.........................................................    237,637      234,998
    Zee Learn, Ltd........................................................    911,672      277,259
    Zensar Technologies, Ltd..............................................    540,560    1,373,581
    Zydus Wellness, Ltd...................................................     84,095    2,020,713
                                                                                      ------------
TOTAL INDIA...............................................................             721,628,667
                                                                                      ------------
INDONESIA -- (2.7%)
    Ace Hardware Indonesia Tbk PT......................................... 34,340,100    4,132,934
    Adhi Karya Persero Tbk PT............................................. 13,495,188    1,201,658
*   Agung Podomoro Land Tbk PT............................................ 32,759,500      499,202
    AKR Corporindo Tbk PT................................................. 14,140,400    3,987,998
*   Alam Sutera Realty Tbk PT............................................. 99,801,800    1,947,252
*   Alfa Energi Investama Tbk PT..........................................    910,800      155,688
    Aneka Tambang Tbk..................................................... 59,696,391    3,780,954
*   Armidian Karyatama Tbk PT.............................................     90,300        1,255
    Arwana Citramulia Tbk PT.............................................. 28,231,700      999,859
    Asahimas Flat Glass Tbk PT............................................    978,600      276,991
    Astra Agro Lestari Tbk PT.............................................  2,958,100    2,409,370
    Astra Graphia Tbk PT..................................................    902,800       63,320
    Astra Otoparts Tbk PT.................................................  3,219,400      292,436
*   Astrindo Nusantara Infrastructure Tbk PT.............................. 99,399,300      354,046
*   Asuransi Kresna Mitra Tbk PT..........................................  9,131,000      624,267
*   Bakrie Telecom Tbk PT................................................. 49,756,298      132,925

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                           ----------- ----------
INDONESIA -- (Continued)
*   Bank Bukopin Tbk......................................................  46,158,366 $  867,483
*   Bank Ina Perdana PT...................................................   6,723,800    392,568
    Bank Maybank Indonesia Tbk PT.........................................   6,897,100    109,034
*   Bank Nationalnobu Tbk PT..............................................     715,800     44,927
*   Bank Pan Indonesia Tbk PT.............................................  22,916,400  2,193,496
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT..................  20,550,100  2,650,491
    Bank Pembangunan Daerah Jawa Timur Tbk PT.............................  28,002,900  1,376,711
*   Bank Permata Tbk PT...................................................  22,275,902  2,117,671
    Bank Tabungan Negara Persero Tbk PT...................................   5,223,949    691,404
    Barito Pacific Tbk PT.................................................  49,323,600  3,338,033
    Bekasi Fajar Industrial Estate Tbk PT.................................  39,729,600    718,379
*   Berlian Laju Tanker Tbk PT............................................  35,106,366    125,049
    BFI Finance Indonesia Tbk PT..........................................     982,300     42,329
*   Bintang Oto Global Tbk PT.............................................   7,485,600    434,626
    BISI International Tbk PT.............................................  13,822,400  1,308,863
    Blue Bird Tbk PT......................................................   2,396,800    390,980
*   Buana Lintas Lautan Tbk PT............................................  10,592,700    142,640
*   Bumi Resources Tbk PT.................................................  70,558,100    426,728
*   Bumi Serpong Damai Tbk PT.............................................   2,208,700    222,414
*   Bumi Teknokultura Unggul Tbk PT.......................................  65,924,600    394,213
*   Capital Financial Indonesia Tbk PT....................................   3,997,500    110,497
    Catur Sentosa Adiprana Tbk PT.........................................   2,986,100     95,312
*   Centratama Telekomunikasi Indonesia Tbk PT............................   1,300,300      7,222
    Ciputra Development Tbk PT............................................  80,184,720  6,335,013
*   Citra Marga Nusaphala Persada Tbk PT..................................  12,396,802  1,674,858
*   City Retail Developments Tbk PT.......................................  12,056,400    120,298
*   Clipan Finance Indonesia Tbk PT.......................................   1,454,500     30,249
    Davomas Abadi Tbk PT..................................................  11,631,700          0
*   Delta Dunia Makmur Tbk PT.............................................  37,490,300    869,992
    Dharma Satya Nusantara Tbk PT.........................................   2,071,600     53,404
*   Eagle High Plantations Tbk PT.........................................  94,092,300    817,958
    Elnusa Tbk PT.........................................................  23,986,700    536,411
*   Energi Mega Persada Tbk PT............................................   3,195,800     12,971
    Erajaya Swasembada Tbk PT.............................................   9,041,400  1,132,846
*   Gajah Tunggal Tbk PT..................................................  14,542,600    662,775
*   Garuda Indonesia Persero Tbk PT.......................................  30,017,149  1,261,592
*   Global Mediacom Tbk PT................................................  56,776,300  1,512,547
*   Hanson International Tbk PT........................................... 483,480,300  3,099,588
    Harum Energy Tbk PT...................................................   6,714,400    645,691
    Hexindo Adiperkasa Tbk PT.............................................     508,500    126,439
    Impack Pratama Industri Tbk PT........................................     169,800     12,520
    Indah Kiat Pulp & Paper Corp. Tbk PT..................................   4,405,700  2,280,641
    Indika Energy Tbk PT..................................................  11,540,300  1,055,558
    Indo Tambangraya Megah Tbk PT.........................................   2,739,400  2,594,130
*   Indofarma Persero Tbk PT..............................................     161,900     12,857
    Indomobil Sukses Internasional Tbk PT.................................   1,854,400    186,913
    Indo-Rama Synthetics Tbk PT...........................................     130,400     34,105
*   Indosat Tbk PT........................................................   6,888,700  1,628,681
    Industri dan Perdagangan Bintraco Dharma Tbk PT.......................  31,691,000    509,809
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT..........................  24,021,200  2,103,484
    Inovisi Infracom Tbk PT...............................................   1,806,467          0
*   Inti Agri Resources Tbk PT............................................  92,782,800    330,634
*   Intikeramik Alamasri Industri Tbk PT..................................  50,434,007    528,381
    Intiland Development Tbk PT...........................................  65,614,332  1,495,791
    Japfa Comfeed Indonesia Tbk PT........................................  26,594,500  3,257,773
    Jaya Real Property Tbk PT.............................................  15,213,300    720,692
    Kapuas Prima Coal Tbk PT..............................................  32,212,300    991,397
*   Kawasan Industri Jababeka Tbk PT...................................... 142,995,157  3,279,527
    KMI Wire & Cable Tbk PT...............................................  13,723,700    557,291

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                           ----------- ----------
INDONESIA -- (Continued)
*   Krakatau Steel Persero Tbk PT.........................................  35,261,002 $  868,728
*   Kresna Graha Investama Tbk PT.........................................  81,590,300  2,905,901
    Link Net Tbk PT.......................................................   6,553,000  2,053,506
*   Lippo Cikarang Tbk PT.................................................  19,040,965  1,762,694
*   Lippo Karawaci Tbk PT................................................. 326,745,340  5,492,200
*   M Cash Integrasi PT...................................................   2,257,200    517,862
    Malindo Feedmill Tbk PT...............................................   9,049,200    715,532
    Matahari Department Store Tbk PT......................................  13,555,500  3,513,882
*   Medco Energi Internasional Tbk PT.....................................  50,402,033  2,368,010
    Media Nusantara Citra Tbk PT..........................................  35,460,700  3,320,366
*   Mega Manunggal Property Tbk PT........................................   1,096,800     25,806
    Metrodata Electronics Tbk PT..........................................   4,179,400    482,383
    Metropolitan Kentjana Tbk PT..........................................       7,900      7,956
*   Minna Padi Investama Sekuritas Tbk PT.................................     143,400      7,246
    Mitra Adiperkasa Tbk PT...............................................  64,057,700  4,562,828
*   MNC Investama Tbk PT.................................................. 193,556,400  1,006,045
*   MNC Land Tbk PT.......................................................  18,880,000    182,876
*   MNC Sky Vision Tbk PT.................................................   1,494,300    103,240
*   Modernland Realty Tbk PT..............................................  86,351,100  1,389,901
*   Multipolar Tbk PT.....................................................  25,019,500    153,211
    Nippon Indosari Corpindo Tbk PT.......................................  19,389,489  1,836,064
    Pabrik Kertas Tjiwi Kimia Tbk PT......................................   1,879,000  1,414,407
*   Pacific Strategic Financial Tbk PT....................................  23,535,200  1,223,981
    Pan Brothers Tbk PT...................................................  28,816,300  1,529,923
*   Panin Financial Tbk PT................................................ 136,999,200  2,830,683
    Panin Sekuritas Tbk PT................................................      30,500      3,457
*   Paninvest Tbk PT......................................................   9,360,600    792,892
*   Pelat Timah Nusantara Tbk PT..........................................      52,300      3,708
*   Pelayaran Tamarin Samudra Tbk PT......................................  49,448,500  1,705,698
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT.................  25,437,900  2,448,667
*   Pool Advista Indonesia Tbk PT.........................................  10,473,500  1,335,418
    PP Persero Tbk PT.....................................................  24,905,614  3,150,153
    PP Properti Tbk PT.................................................... 140,601,500    991,390
    Puradelta Lestari Tbk PT..............................................  46,994,200  1,010,701
    Ramayana Lestari Sentosa Tbk PT.......................................  24,367,600  2,030,870
*   Resource Alam Indonesia Tbk PT........................................   2,456,000     41,590
*   Rimo International Lestari Tbk PT..................................... 211,251,900  1,896,053
*   Salim Ivomas Pratama Tbk PT...........................................  32,073,800    803,769
    Samindo Resources Tbk PT..............................................     106,600      9,502
*   Sampoerna Agro PT.....................................................   5,365,800    879,782
    Sawit Sumbermas Sarana Tbk PT.........................................  24,994,000  1,441,820
    Sekawan Intipratama Tbk PT............................................   9,367,900          0
    Selamat Sempurna Tbk PT...............................................  19,432,300  2,041,465
    Semen Baturaja Persero Tbk PT.........................................  20,920,900    901,920
*   Sentul City Tbk PT.................................................... 184,711,000  1,538,645
*   Siloam International Hospitals Tbk PT.................................   3,093,850  1,586,727
    Sinar Mas Agro Resources & Technology Tbk PT..........................   1,037,460    284,047
*   Sitara Propertindo Tbk PT.............................................  38,971,700  2,012,759
    Sri Rejeki Isman Tbk PT...............................................  92,084,331  1,862,851
*   Sugih Energy Tbk PT................................................... 100,457,800    357,832
    Summarecon Agung Tbk PT...............................................  73,283,164  5,897,690
    Surabaya Agung Industri Pulp & Kertas.................................      64,500          0
    Surya Citra Media Tbk PT..............................................   8,334,600    724,078
*   Surya Esa Perkasa Tbk PT..............................................  31,797,700    693,029
    Surya Semesta Internusa Tbk PT........................................  30,961,400  1,698,482
    Suryainti Permata Tbk PT..............................................   7,252,000          0
    Tempo Scan Pacific Tbk PT.............................................   1,861,700    187,658
*   Terregra Asia Energy PT...............................................   1,105,500     69,306
*   Tiga Pilar Sejahtera Food Tbk.........................................  19,238,200     43,172

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES      VALUE>>
                                                                            ----------- ------------
INDONESIA -- (Continued)
     Timah Tbk PT..........................................................  22,308,314 $  1,414,418
     Tiphone Mobile Indonesia Tbk PT.......................................  18,325,700      438,730
     Total Bangun Persada Tbk PT...........................................  10,827,100      323,767
*    Totalindo Eka Persada Tbk PT..........................................   1,398,900       58,253
     Tower Bersama Infrastructure Tbk PT...................................   3,395,100    1,529,582
*    Trada Alam Minera Tbk PT.............................................. 196,662,400    1,512,146
     Trias Sentosa Tbk PT..................................................  33,232,900      913,565
     Truba Alam Manuggal Engineering PT....................................  21,316,500            0
     Tunas Baru Lampung Tbk PT.............................................  20,338,300    1,361,762
     Tunas Ridean Tbk PT...................................................  11,568,200      815,782
     Ultrajaya Milk Industry & Trading Co. Tbk PT..........................  15,971,200    1,729,975
     Unggul Indah Cahaya Tbk PT............................................      48,239       13,042
*    Visi Media Asia Tbk PT................................................  59,935,400      345,064
     Waskita Beton Precast Tbk PT..........................................  71,152,300    1,681,998
     Waskita Karya Persero Tbk PT..........................................   6,051,100      670,067
     Wijaya Karya Beton Tbk PT.............................................  26,829,800      894,299
     Wijaya Karya Persero Tbk PT...........................................  22,006,707    3,103,667
                                                                                        ------------
TOTAL INDONESIA............................................................              175,060,520
                                                                                        ------------
MALAYSIA -- (3.1%)
#    Duopharma Biotech Bhd.................................................     706,703      226,516
#    7-Eleven Malaysia Holdings Bhd, Class B...............................   2,896,585      977,091
#    Aeon Co. M Bhd........................................................   3,548,000    1,407,659
#    AEON Credit Service M Bhd.............................................     654,300    2,395,302
#    AFFIN Bank Bhd........................................................   1,781,764      826,724
     AirAsia Group Bhd.....................................................     757,500      345,847
# *  AirAsia X Bhd.........................................................  19,274,700      782,483
     Ajinomoto Malaysia Bhd................................................      62,800      238,981
#    Alliance Bank Malaysia Bhd............................................   4,037,300    2,778,458
     Allianz Malaysia Bhd..................................................     151,800      501,470
     Amway Malaysia Holdings Bhd...........................................     132,200      182,395
#    Ann Joo Resources Bhd.................................................   1,131,950      302,921
     APM Automotive Holdings Bhd...........................................     256,900      125,351
     ATA IMS Bhd...........................................................     265,700       98,313
     Batu Kawan Bhd........................................................       5,600       20,900
*    Benalec Holdings Bhd..................................................     287,700       10,655
# *  Berjaya Assets Bhd....................................................   3,662,800      258,407
# *  Berjaya Corp. Bhd.....................................................  22,796,227    1,307,920
     Berjaya Food Bhd......................................................     393,300      140,118
*    Berjaya Land Bhd......................................................   4,424,500      211,350
     Berjaya Sports Toto Bhd...............................................   4,207,967    2,667,081
*    Bermaz Auto Bhd.......................................................   4,850,700    2,644,983
     BIMB Holdings Bhd.....................................................     869,908      884,502
     Bintulu Port Holdings Bhd.............................................      25,900       24,656
# *  Borneo Oil Bhd........................................................   6,671,999       71,512
     Boustead Holdings Bhd.................................................   2,775,328      663,420
     Boustead Plantations Bhd..............................................   3,392,899      492,395
#    British American Tobacco Malaysia Bhd.................................     164,000      738,321
*    Bumi Armada Bhd.......................................................  17,512,700    1,881,376
     Bursa Malaysia Bhd....................................................   4,666,600    6,751,653
#    CAB Cakaran Corp. Bhd.................................................   2,240,500      258,967
     Cahya Mata Sarawak Bhd................................................   4,007,300    2,317,949
     Can-One Bhd...........................................................     375,700      296,278
     Carlsberg Brewery Malaysia Bhd, Class B...............................     988,000    6,557,979
     Carotech Bhd..........................................................     230,650            0
#    CB Industrial Product Holding Bhd.....................................   2,153,840      411,999
     Chin Teck Plantations BHD.............................................      33,000       49,956
     CJ Century Logistics Holdings Bhd, Class B............................   1,140,500      100,877
*    Coastal Contracts Bhd.................................................   1,454,066      396,346

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES    VALUE>>
                                                                            ---------- ----------
MALAYSIA -- (Continued)
     Comfort Glove Bhd.....................................................    772,600 $  143,131
     CSC Steel Holdings Bhd................................................    875,500    206,318
#    Cypark Resources Bhd..................................................  1,786,650    597,796
     D&O Green Technologies Bhd............................................  4,297,400    769,416
     Dagang NeXchange Bhd..................................................  8,606,100    574,972
#    Datasonic Group Bhd...................................................  4,302,600  1,171,095
*    Dayang Enterprise Holdings Bhd........................................  2,575,796  1,198,492
     DRB-Hicom Bhd.........................................................  5,682,900  3,434,845
     Dutch Lady Milk Industries Bhd........................................    127,800  1,777,635
     Eastern & Oriental Bhd................................................  6,188,607    962,003
# *  Eco World Development Group Bhd.......................................  6,961,700  1,081,830
# *  Eco World International Bhd...........................................    872,100    154,301
     Ekovest BHD...........................................................  8,038,650  1,467,022
     Engtex Group Bhd......................................................    448,700     64,915
     Evergreen Fibreboard Bhd..............................................  3,218,850    234,310
     FAR East Holdings BHD.................................................    258,300    164,015
*    FGV Holdings Bhd...................................................... 10,147,800  2,666,325
#    Frontken Corp. Bhd....................................................  3,149,700  1,434,981
     Gabungan AQRS Bhd.....................................................  2,318,410    713,956
     Gadang Holdings Bhd...................................................  3,218,800    527,213
#    Gas Malaysia Bhd......................................................  1,194,900    800,214
     George Kent Malaysia Bhd..............................................  2,042,800    502,377
     Globetronics Technology Bhd...........................................  3,874,772  1,916,344
     Glomac Bhd............................................................  2,613,160    225,143
     Golden Plus Holding Bhd...............................................    216,000          0
     Guan Chong Bhd........................................................    497,600    582,250
#    GuocoLand Malaysia Bhd................................................  1,578,400    251,035
     Hai-O Enterprise Bhd..................................................  1,347,620    754,055
     HAP Seng Consolidated Bhd.............................................  1,152,140  2,751,469
     Hap Seng Plantations Holdings Bhd.....................................  1,048,700    366,864
     Heineken Malaysia Bhd.................................................    847,800  5,178,833
# *  Hengyuan Refining Co. Bhd.............................................    742,700    760,265
     HeveaBoard Bhd........................................................  2,743,500    363,570
     Hiap Teck Venture Bhd.................................................  6,301,000    300,631
*    Hibiscus Petroleum Bhd................................................  6,121,500  1,374,700
     Hock Seng LEE Bhd.....................................................  1,072,108    341,509
     Hong Leong Industries Bhd.............................................    614,100  1,586,285
# *  HSS Engineers Bhd.....................................................    351,600     68,038
     Hup Seng Industries Bhd...............................................  1,433,633    313,914
     I-Bhd.................................................................    650,900     35,798
     IGB Bhd...............................................................    628,365    413,076
#    IJM Plantations Bhd...................................................  1,456,300    533,006
     Inari Amertron Bhd....................................................  7,612,545  3,578,466
     Inch Kenneth Kajang Rubber P.L.C......................................    670,100     95,762
     Insas Bhd.............................................................  3,668,681    749,589
*    Iris Corp. Bhd........................................................ 11,531,400    400,145
# *  Iskandar Waterfront City Bhd..........................................  3,508,100    724,354
# *  JAKS Resources Bhd....................................................  2,787,100    705,459
#    Jaya Tiasa Holdings Bhd...............................................  3,127,127    403,764
*    JCY International Bhd.................................................  3,776,100    193,766
     JHM Consolidation Bhd.................................................  1,456,900    462,324
     Karex Bhd.............................................................    774,649     84,112
     Keck Seng Malaysia Bhd................................................    686,650    731,850
     Kenanga Investment Bank Bhd...........................................  1,542,360    176,909
     Kerjaya Prospek Group Bhd.............................................  2,135,480    678,829
     Kim Loong Resources Bhd...............................................  1,032,880    286,663
#    Kimlun Corp. Bhd......................................................    760,653    225,281
*    KNM Group Bhd......................................................... 13,951,980  1,514,090
     Kossan Rubber Industries..............................................  4,795,600  4,759,513

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES    VALUE>>
                                                                            ---------- ----------
MALAYSIA -- (Continued)
     KPJ Healthcare Bhd.................................................... 15,778,200 $3,471,831
# *  Kretam Holdings Bhd...................................................  4,653,800    407,576
# *  KSL Holdings Bhd......................................................  3,064,118    564,486
     Kumpulan Fima BHD.....................................................    826,650    316,481
     Kumpulan Perangsang Selangor Bhd......................................    914,346    157,476
     Land & General Bhd.................................................... 15,164,960    525,633
*    Landmarks Bhd.........................................................  1,645,300    185,106
     LBS Bina Group Bhd....................................................  4,719,980    558,588
     Lii Hen Industries Bhd................................................    807,700    590,600
     Lingkaran Trans Kota Holdings Bhd.....................................  1,104,900  1,219,397
*    Lion Industries Corp. Bhd.............................................    460,600     42,319
     Lotte Chemical Titan Holding Bhd......................................    226,600    134,373
     LPI Capital Bhd.......................................................    353,024  1,290,654
     Magni-Tech Industries Bhd.............................................  1,227,733    746,112
#    Magnum Bhd............................................................  4,919,300  3,293,899
#    Mah Sing Group Bhd....................................................  9,625,887  1,749,801
     Malakoff Corp. Bhd....................................................  7,240,800  1,480,929
#    Malayan Flour Mills Bhd...............................................  3,141,675    528,638
*    Malayan United Industries Bhd.........................................  2,568,600    122,757
#    Malaysia Building Society Bhd.........................................  8,109,083  1,696,740
*    Malaysia Marine and Heavy Engineering Holdings Bhd....................  1,302,000    267,820
*    Malaysian Bulk Carriers Bhd...........................................  2,579,600    406,675
     Malaysian Pacific Industries Bhd......................................    657,713  1,684,310
#    Malaysian Resources Corp. Bhd......................................... 11,358,398  2,008,038
     Malton Bhd............................................................  1,964,100    232,452
#    Matrix Concepts Holdings Bhd..........................................  2,912,658  1,316,851
     MBM Resources BHD.....................................................  1,189,396  1,168,138
#    Media Chinese International, Ltd......................................  4,708,500    191,476
*    Media Prima Bhd.......................................................  5,305,603    462,655
     Mega First Corp. Bhd..................................................  1,223,400  1,293,547
     Mitrajaya Holdings Bhd................................................    810,438     54,242
#    MKH Bhd...............................................................  2,267,334    688,380
#    MMC Corp. Bhd.........................................................  3,917,800    945,047
# *  MNRB Holdings Bhd.....................................................  2,685,320    737,712
# *  MPHB Capital Bhd......................................................  1,429,100    365,542
     Muda Holdings Bhd.....................................................    520,200    195,082
*    Mudajaya Group Bhd....................................................  2,326,523    199,858
     Muhibbah Engineering M Bhd............................................  2,493,150  1,423,223
*    Mulpha International Bhd..............................................  1,254,030    596,745
     My EG Services Bhd.................................................... 12,365,600  3,366,630
# *  Naim Holdings Bhd.....................................................  1,016,250    245,079
     Nikko Electronics Bhd.................................................     36,600          0
     NTPM Holdings Bhd.....................................................    640,000     76,523
*    OCK Group Bhd.........................................................  1,947,200    290,106
     Oriental Holdings BHD.................................................    624,600    971,366
#    OSK Holdings Bhd......................................................  8,092,155  1,847,949
     Padini Holdings Bhd...................................................  2,799,200  2,458,361
     Panasonic Manufacturing Malaysia Bhd..................................    136,384  1,230,032
     Pantech Group Holdings Bhd............................................  2,356,663    281,713
     Paramount Corp. Bhd...................................................  1,077,755    324,703
*    Pentamaster Corp. Bhd.................................................  1,680,210  1,849,189
     Petron Malaysia Refining & Marketing Bhd..............................    506,800    613,104
#    PIE Industrial Bhd....................................................  1,132,800    367,935
#    Pos Malaysia Bhd......................................................  2,759,700  1,014,728
     QL Resources Bhd......................................................  2,197,259  3,821,032
#    Ranhill Holdings Bhd..................................................  1,748,360    530,522
     RGB International Bhd.................................................  2,549,714    112,623
*    Rimbunan Sawit Bhd....................................................  2,360,300     75,980
*    Salcon Bhd............................................................  3,724,774    221,800

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- ------------
MALAYSIA -- (Continued)
     Sam Engineering & Equipment M Bhd.....................................    175,200 $    335,107
     Sapura Energy Bhd..................................................... 31,427,500    1,989,879
     Sarawak Oil Palms Bhd.................................................  1,033,504      581,275
#    Scientex Bhd..........................................................  1,595,624    3,515,398
#    SEG International BHD.................................................    145,885       22,166
     Selangor Dredging Bhd.................................................    105,100       15,457
     Serba Dinamik Holdings Bhd............................................  1,505,100    1,500,761
#    Shangri-La Hotels Malaysia Bhd........................................    426,800      510,959
     SHL Consolidated Bhd..................................................     70,800       38,823
#    Sime Darby Property Bhd...............................................  1,638,000      284,018
     SKP Resources Bhd.....................................................  5,288,300    1,580,462
     SP Setia Bhd Group....................................................  1,143,800      330,843
     Star Media Group Bhd..................................................  1,660,900      190,392
*    Sumatec Resources Bhd.................................................  6,536,100        7,843
     Sunway Construction Group Bhd.........................................  2,590,236    1,206,428
#    Supermax Corp. Bhd....................................................  6,275,100    2,203,342
     Suria Capital Holdings Bhd............................................    839,760      281,131
     Syarikat Takaful Malaysia Keluarga Bhd................................  1,876,900    2,823,923
#    Ta Ann Holdings Bhd...................................................  1,652,289      943,984
     TA Enterprise Bhd.....................................................  8,504,200    1,240,903
     TA Global Bhd.........................................................  8,309,740      467,537
#    Taliworks Corp. Bhd...................................................  3,520,716      766,057
     Tambun Indah Land Bhd.................................................  1,067,900      191,584
     Tan Chong Motor Holdings Bhd..........................................  1,299,200      416,111
*    TDM Bhd...............................................................  1,961,120       81,935
     Thong Guan Industries Bhd.............................................    195,900      135,781
     TIME dotCom Bhd.......................................................  1,949,088    4,252,810
*    Tiong NAM Logistics Holdings..........................................  1,282,116      146,979
#    TMC Life Sciences Bhd.................................................  1,464,600      232,834
     Tropicana Corp. Bhd...................................................  4,089,107      807,134
#    TSH Resources Bhd.....................................................  3,949,300      848,209
#    Tune Protect Group Bhd................................................  3,918,100      561,689
#    Uchi Technologies Bhd.................................................  1,751,900    1,156,521
     UEM Edgenta Bhd.......................................................  2,149,600    1,640,876
*    UEM Sunrise Bhd....................................................... 11,789,000    1,929,525
#    UMW Holdings Bhd......................................................  1,042,800    1,104,911
#    United Malacca Bhd....................................................    466,350      569,289
     United Plantations Bhd................................................    432,400    2,582,263
     UOA Development Bhd...................................................  5,551,200    2,654,463
*    Velesto Energy Bhd.................................................... 24,155,808    2,048,697
     ViTrox Corp. Bhd......................................................    807,900    1,493,597
*    Vivocom International Holdings Bhd.................................... 11,667,833       41,885
# *  Vizione Holdings Bhd..................................................    938,828      190,598
     VS Industry Bhd.......................................................  7,533,337    2,518,475
*    Wah Seong Corp. Bhd...................................................  2,025,569      537,610
*    WCE Holdings Bhd......................................................    758,500       55,302
*    WCT Holdings Bhd......................................................  7,093,654    1,518,672
#    Wellcall Holdings Bhd.................................................  2,990,700      817,020
     WTK Holdings Bhd......................................................  2,082,300      238,578
     Yinson Holdings Bhd...................................................  3,067,700    5,066,699
# *  YNH Property Bhd......................................................  3,325,216    2,051,537
     YTL Corp. Bhd.........................................................    103,610       21,544
     YTL Power International Bhd...........................................    670,600      109,977
                                                                                       ------------
TOTAL MALAYSIA.............................................................             204,764,291
                                                                                       ------------
MEXICO -- (3.1%)
#    ALEATICA S.A.B. de C.V................................................    228,600      237,673
     Alpek S.A.B. de C.V...................................................  3,363,480    3,635,108
# *  Alsea S.A.B. de C.V...................................................  4,593,827   12,226,961

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- -----------
MEXICO -- (Continued)
# *  Axtel S.A.B. de C.V................................................... 8,276,274 $ 1,243,388
     Banco del Bajio SA.................................................... 4,074,818   6,583,596
     Becle S.A.B. de C.V...................................................    99,978     172,187
*    Bio Pappel S.A.B. de C.V..............................................   309,925     360,893
     Bolsa Mexicana de Valores S.A.B. de C.V............................... 3,582,254   7,841,796
*    CMR S.A.B. de C.V.....................................................     1,323         239
     Consorcio ARA S.A.B. de C.V........................................... 7,897,782   1,482,130
*    Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR................   288,296   3,125,129
# *  Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A............ 2,046,089   2,214,518
*    Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B........   960,372     727,649
     Corp. Actinver S.A.B. de C.V..........................................   198,770     120,121
     Corp. Inmobiliaria Vesta S.A.B. de C.V................................ 5,824,334   9,806,887
     Corp. Moctezuma S.A.B. de C.V.........................................   875,200   2,570,799
     Corporativo Fragua S.A.B. de C.V......................................         3          36
     Corporativo GBM S.A.B. de C.V.........................................    22,477      10,458
     Corpovael S.A. de C.V.................................................    73,341      34,390
     Credito Real S.A.B. de C.V. SOFOM ER.................................. 1,879,321   2,327,109
     Cydsa S.A.B. de C.V...................................................    10,875      14,699
# *  Elementia S.A.B. de C.V...............................................   642,287     293,823
# *  Empresas ICA S.A.B. de C.V............................................ 3,768,186      19,783
*    Financiera Independencia S.A.B. de C.V. SOFOM ENR.....................     6,374         779
# *  Genomma Lab Internacional S.A.B. de C.V., Class B..................... 7,053,134   7,461,403
     Gentera S.A.B. de C.V................................................. 8,282,754   8,180,923
     Gruma S.A.B. de C.V., Class B.........................................    20,956     219,283
# *  Grupo Aeromexico S.A.B. de C.V........................................ 2,242,023   1,737,767
     Grupo Aeroportuario del Centro Norte S.A.B. de C.V.................... 3,075,478  21,342,009
     Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B..............    98,843   1,036,036
#    Grupo Cementos de Chihuahua S.A.B. de C.V............................. 1,413,821   7,872,241
     Grupo Comercial Chedraui S.A. de C.V.................................. 2,796,306   3,914,668
# *  Grupo Famsa S.A.B. de C.V., Class A................................... 1,511,552     425,103
# *  Grupo GICSA SAB de CV................................................. 2,528,781     661,231
     Grupo Herdez S.A.B. de C.V............................................ 1,959,949   3,992,951
*    Grupo Hotelero Santa Fe S.A.B. de C.V.................................   585,676     166,540
     Grupo Industrial Saltillo S.A.B. de C.V............................... 1,098,605   1,369,508
     Grupo KUO S.A.B. de C.V., Class B.....................................   758,658   1,962,064
#    Grupo Lala S.A.B. de C.V.............................................. 1,449,519   1,426,423
*    Grupo Pochteca S.A.B. de C.V..........................................   561,552     202,592
# *  Grupo Posadas S.A.B. de C.V...........................................   198,900     392,909
*    Grupo Qumma S.A. de C.V., Class B.....................................   105,334           0
#    Grupo Rotoplas S.A.B. de C.V..........................................   902,602     845,053
     Grupo Sanborns S.A.B. de C.V..........................................   905,924   1,083,162
# *  Grupo Simec S.A.B. de C.V., Class B................................... 1,130,398   3,555,173
*    Grupo Sports World S.A.B. de C.V......................................   583,706     543,152
*    Grupo Traxion S.A.B. de C.V...........................................   317,143     226,690
# *  Hoteles City Express S.A.B. de C.V.................................... 2,707,108   2,329,043
     Industrias Bachoco S.A.B. de C.V., Sponsored ADR......................    28,711   1,545,800
     Industrias Bachoco S.A.B. de C.V., Class B............................ 1,384,519   6,224,272
# *  Industrias CH S.A.B. de C.V., Class B................................. 1,873,154   8,078,229
# *  La Comer S.A.B. de C.V................................................ 4,427,936   5,987,088
     Megacable Holdings S.A.B. de C.V...................................... 2,886,613  11,850,172
*    Minera Frisco S.A.B. de C.V........................................... 1,321,757     283,776
*    Minera Frisco S.A.B. de C.V., Class A1................................ 2,242,920     474,550
#    Nemak S.A.B. de C.V................................................... 5,299,612   2,259,081
     Organizacion Cultiba S.A.B. de C.V.................................... 1,205,623     735,476
     Organizacion Soriana S.A.B. de C.V., Class B..........................   323,319     416,156
     Promotora y Operadora de Infraestructura S.A.B. de C.V................ 1,067,217   9,865,786
     Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L......    25,763     166,070
     Qualitas Controladora S.A.B. de C.V................................... 1,730,616   7,484,207
#    Regional S.A.B. de C.V................................................ 1,837,755   9,784,673

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- ------------
MEXICO -- (Continued)
# *  Telesites S.A.B. de C.V............................................... 10,333,199 $  6,709,207
#    TV Azteca S.A.B. de C.V............................................... 10,773,360      464,840
#    Unifin Financiera S.A.B. de C.V.......................................    660,150    1,122,185
     Vitro S.A.B. de C.V., Class A.........................................    946,504    2,088,690
                                                                                       ------------
TOTAL MEXICO...............................................................             201,536,333
                                                                                       ------------
PHILIPPINES -- (1.4%)
     8990 Holdings, Inc....................................................  3,325,600      982,894
     A Soriano Corp........................................................  3,282,911      445,587
*    AC Energy Philippines, Inc............................................ 12,199,000      670,411
     ACR Mining Corp.......................................................     48,205        3,188
*    AgriNurture, Inc......................................................  1,969,700      519,295
     Alliance Global Group, Inc............................................  3,563,800      805,316
     Alsons Consolidated Resources, Inc....................................  7,226,000      183,748
*    Altus San Nicolas Corp................................................    292,536       29,862
*    Apex Mining Co., Inc.................................................. 10,607,000      236,443
*    Atlas Consolidated Mining & Development Corp..........................  6,148,000      308,188
     Belle Corp............................................................ 29,030,400    1,138,160
     Bloomberry Resorts Corp............................................... 20,131,100    3,960,987
     Cebu Air, Inc.........................................................  1,557,030    2,832,469
     Cebu Holdings, Inc....................................................  3,294,900      395,805
*    CEMEX Holdings Philippines, Inc....................................... 10,620,600      525,293
     Century Pacific Food, Inc.............................................  6,083,700    1,795,517
     Century Properties Group, Inc......................................... 23,171,151      273,407
     Chelsea Logistics and Infrastructure Holdings Corp....................    364,500       47,984
     China Banking Corp....................................................  2,902,228    1,441,289
     China Lotsynergy Holdings Ltd.........................................  4,990,000      353,830
     Cirtek Holdings Philippines Corp......................................    339,200       58,167
     COL Financial Group, Inc..............................................     92,200       32,713
     Cosco Capital, Inc.................................................... 16,421,200    2,233,465
     D&L Industries, Inc................................................... 18,661,800    3,136,727
     DMCI Holdings, Inc....................................................  3,352,600      541,652
*    DoubleDragon Properties Corp..........................................  4,438,390    1,770,178
     Eagle Cement Corp.....................................................    557,300      170,207
*    East West Banking Corp................................................  4,524,900    1,121,433
     EEI Corp..............................................................  3,141,200      634,245
*    Emperador, Inc........................................................  7,452,400    1,027,984
*    Empire East Land Holdings, Inc........................................  9,665,000       93,351
     Filinvest Development Corp............................................  3,592,622      936,030
     Filinvest Land, Inc................................................... 82,569,577    2,601,354
     First Gen Corp........................................................  9,417,100    4,600,199
     First Philippine Holdings Corp........................................  2,039,950    3,171,661
*    Global Ferronickel Holdings, Inc...................................... 13,305,294      492,590
*    Global-Estate Resorts, Inc............................................  2,410,000       60,322
*    Holcim Philippines, Inc...............................................  1,966,100      564,755
     Integrated Micro-Electronics, Inc.....................................  3,915,614      610,208
*    Leisure & Resorts World Corp..........................................  2,134,640      128,760
*    Lepanto Consolidated Mining Co........................................ 25,355,454       53,419
     Lopez Holdings Corp................................................... 17,214,000    1,462,993
     MacroAsia Corp........................................................  3,625,560    1,471,412
     Manila Water Co., Inc.................................................  8,990,300    3,515,154
     Max's Group, Inc......................................................  2,604,800      679,374
*    Megawide Construction Corp............................................  5,436,708    1,895,112
     METRO PACIFIC Corp. COM...............................................  1,827,193            0
     Metro Retail Stores Group, Inc........................................  5,654,900      270,712
     Nickel Asia Corp...................................................... 16,192,600    1,278,422
     Pepsi-Cola Products Philippines, Inc..................................  9,539,900      319,226
     Petron Corp........................................................... 15,485,800    1,528,366
*    Philex Mining Corp....................................................  5,473,700      381,117

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- -----------
PHILIPPINES -- (Continued)
*    Philippine National Bank..............................................  2,879,626 $ 2,547,183
*    Philippine National Construction Corp.................................    173,000       3,133
     Philippine Savings Bank...............................................    472,677     536,590
     Philippine Seven Corp.................................................      6,350      18,646
     Philippine Stock Exchange, Inc. (The).................................    121,592     419,278
     Philippine Townships, Inc.............................................    318,732           0
     Philtown Properties, Inc..............................................    111,562           0
     Phoenix Petroleum Philippines, Inc....................................  2,243,580     486,211
     Pilipinas Shell Petroleum Corp........................................  1,522,990   1,020,256
     Premium Leisure Corp.................................................. 42,219,000     557,076
     Puregold Price Club, Inc..............................................  4,736,000   3,809,399
*    PXP Energy Corp.......................................................  4,845,600   1,223,999
     RFM Corp..............................................................  8,840,668     938,460
     Rizal Commercial Banking Corp.........................................  3,774,552   1,910,661
     Robinsons Land Corp................................................... 15,193,851   7,614,826
     Robinsons Retail Holdings, Inc........................................  2,272,860   3,398,168
     San Miguel Food and Beverage, Inc.....................................    944,920   1,713,777
     Security Bank Corp....................................................    115,670     453,840
     Semirara Mining & Power Corp..........................................  4,120,600   1,895,997
     Shakey's Pizza Asia Ventures, Inc.....................................    274,900      62,240
     SSI Group, Inc........................................................  8,093,000     411,353
     STI Education Systems Holdings, Inc................................... 19,394,000     259,874
*    Top Frontier Investment Holdings, Inc.................................      2,580      11,715
     Union Bank Of Philippines.............................................  1,467,341   1,738,897
     Vista Land & Lifescapes, Inc.......................................... 38,588,300   5,846,971
     Vistamalls, Inc.......................................................    589,600      64,864
     Wilcon Depot, Inc.....................................................  7,032,300   2,286,212
                                                                                       -----------
TOTAL PHILIPPINES..........................................................             93,020,607
                                                                                       -----------
POLAND -- (1.1%)
*    AB SA.................................................................      2,202      11,567
     Agora SA..............................................................    272,784     721,717
*    Alior Bank SA.........................................................    278,775   1,969,541
     Alumetal SA...........................................................      7,000      63,817
     Amica SA..............................................................     22,493     687,739
     Apator SA.............................................................     69,995     388,617
     Asseco Poland SA......................................................    623,807   8,387,965
     Bank Handlowy w Warszawie SA..........................................      6,399      85,439
*    Bank Ochrony Srodowiska SA............................................     39,255      71,742
*    Bioton SA.............................................................    408,826     454,238
*    Boryszew SA...........................................................    606,200     682,642
#    Budimex SA............................................................     89,116   3,077,716
#    CCC SA................................................................     56,300   1,644,788
# *  Ciech SA..............................................................    222,135   1,886,092
     Cognor SA.............................................................     53,176      21,216
     ComArch SA............................................................     11,396     524,013
     Develia SA............................................................  1,554,787     996,820
     Dom Development SA....................................................      8,751     194,262
     Echo Investment SA....................................................    151,959     174,993
*    Enea SA...............................................................  1,468,467   3,245,024
# *  Energa SA.............................................................  1,151,286   1,854,253
#    Eurocash SA...........................................................    615,216   3,530,096
*    Fabryki Mebli Forte SA................................................    120,485     811,167
#    Famur SA..............................................................  1,143,980   1,084,025
     Firma Oponiarska Debica SA............................................     25,601     535,919
# *  Getin Noble Bank SA...................................................  2,585,838     202,316
     Globe Trade Centre SA.................................................    487,626   1,206,898
*    Grupa Azoty SA........................................................     91,605     841,812
*    Grupa Azoty Zaklady Chemiczne Police SA...............................     76,751     269,211

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- -----------
POLAND -- (Continued)
#    Grupa Kety SA.........................................................     74,861 $ 6,007,112
     Inter Cars SA.........................................................     41,114   2,092,279
#    Jastrzebska Spolka Weglowa SA.........................................    177,684     902,834
     Kernel Holding SA.....................................................    392,569   4,363,975
#    KRUK SA...............................................................    132,292   5,030,595
*    Lentex SA.............................................................    116,123     223,061
#    Lubelski Wegiel Bogdanka SA...........................................     75,558     716,245
*    Netia SA..............................................................    903,276   1,088,261
#    Neuca SA..............................................................      6,806     642,024
     NEWAG SA..............................................................        522       2,529
*    Orange Polska SA......................................................  4,151,458   6,802,227
     PKP Cargo SA..........................................................    159,033     999,599
*    Polnord SA............................................................    257,729     204,442
*    Rafako SA.............................................................     91,386      24,991
     Stalexport Autostrady SA..............................................    633,273     507,825
     Stalprodukt SA........................................................      9,458     564,939
# *  Tauron Polska Energia SA..............................................  6,946,481   3,006,462
     VRG SA................................................................  1,468,035   1,557,289
     Warsaw Stock Exchange.................................................    146,831   1,485,232
     Wawel SA..............................................................      2,022     329,464
     Zespol Elektrocieplowni Wroclawskich Kogeneracja SA...................        672       5,885
*    Zespol Elektrowni Patnow Adamow Konin SA..............................     91,906     161,248
                                                                                       -----------
TOTAL POLAND...............................................................             72,344,163
                                                                                       -----------
RUSSIA -- (0.2%)
     Etalon Group P.L.C., GDR..............................................    290,927     517,850
     Globaltrans Investment P.L.C., GDR....................................    254,546   2,176,368
     Magnitogorsk Iron & Steel Works PJSC, GDR.............................     51,395     375,698
*    Mail.Ru Group, Ltd., GDR..............................................    108,661   2,307,960
*    Mechel PJSC, Sponsored ADR............................................     51,323      95,461
     PhosAgro PJSC, GDR....................................................    142,781   1,796,185
     Ros Agro P.L.C., GDR..................................................     28,058     299,659
     Rostelecom PJSC, Sponsored ADR........................................     74,884     551,521
     RusHydro PJSC, ADR....................................................    236,261     181,921
     TMK PJSC, GDR.........................................................    166,522     537,866
     VEON, Ltd.............................................................    862,963   2,071,111
                                                                                       -----------
TOTAL RUSSIA...............................................................             10,911,600
                                                                                       -----------
SOUTH AFRICA -- (6.9%)
     Adcock Ingram Holdings, Ltd...........................................    395,042   1,472,851
     Adcorp Holdings, Ltd..................................................    903,638     818,564
     Advtech, Ltd..........................................................  4,028,440   2,991,138
     AECI, Ltd.............................................................  1,121,420   7,242,760
     African Oxygen, Ltd...................................................  1,006,967   1,399,663
*    African Phoenix Investments, Ltd......................................  5,869,014     295,232
     African Rainbow Minerals, Ltd.........................................  1,136,508  11,386,338
     Afrimat, Ltd..........................................................    291,611     616,847
     Alexander Forbes Group Holdings, Ltd..................................  5,966,832   2,043,440
#    Allied Electronics Corp., Ltd., Class A...............................    960,351   1,610,785
     Alviva Holdings, Ltd..................................................  1,220,807   1,171,705
*    ArcelorMittal South Africa, Ltd.......................................  1,929,062     224,642
*    Ascendis Health, Ltd..................................................  1,529,922     380,893
     Assore, Ltd...........................................................    116,208   1,957,355
     Astral Foods, Ltd.....................................................    352,432   3,754,434
*    Aveng, Ltd............................................................ 49,342,489      65,309
     AVI, Ltd..............................................................  2,690,297  15,447,267
#    Barloworld, Ltd.......................................................  2,004,459  15,965,466
# *  Blue Label Telecoms, Ltd..............................................  4,108,900     751,774

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- -----------
SOUTH AFRICA -- (Continued)
# *  Brait SE..............................................................  2,007,780 $ 2,272,129
     Cashbuild, Ltd........................................................    190,925   2,780,387
     Caxton and CTP Publishers and Printers, Ltd...........................    323,754     156,078
     City Lodge Hotels, Ltd................................................    278,998   1,475,356
     Clicks Group, Ltd.....................................................  1,489,117  24,206,910
     Coronation Fund Managers, Ltd.........................................  1,608,823   4,528,571
     Curro Holdings, Ltd...................................................  1,016,595   1,223,885
     DataTec, Ltd..........................................................  3,097,405   7,393,534
#    Dis-Chem Pharmacies, Ltd..............................................  1,680,965   2,661,024
     Distell Group Holdings, Ltd...........................................    362,716   3,210,728
#    DRDGOLD, Ltd..........................................................  1,451,771     740,556
*    enX Group, Ltd........................................................    408,074     283,367
# *  EOH Holdings, Ltd.....................................................  1,118,262   1,156,235
     Evraz Highveld Steel And Vanad........................................     63,001           0
#    Famous Brands, Ltd....................................................    657,882   3,434,416
#    Foschini Group, Ltd. (The)............................................  1,303,259  15,030,287
     Gold Fields, Ltd......................................................  1,398,586   8,685,754
     Gold Fields, Ltd., Sponsored ADR......................................  2,024,601  12,512,034
*    Grand Parade Investments, Ltd.........................................  2,765,606     634,287
# *  Grindrod Shipping Holdings, Ltd.......................................    123,683     807,824
#    Grindrod, Ltd.........................................................  4,925,980   1,578,014
# *  Harmony Gold Mining Co., Ltd..........................................  2,428,144   8,441,557
# *  Harmony Gold Mining Co., Ltd., Sponsored ADR..........................  2,323,915   8,087,224
     Hudaco Industries, Ltd................................................    263,605   1,903,808
     Hulamin, Ltd..........................................................    512,278      78,715
# *  Impala Platinum Holdings, Ltd.........................................  5,947,577  40,948,861
     Imperial Logistics, Ltd...............................................    850,373   3,191,223
#    Invicta Holdings, Ltd.................................................    370,489     502,280
     Italtile, Ltd.........................................................    679,897     630,083
*    JCI, Ltd..............................................................  3,131,151           0
     JSE, Ltd..............................................................    839,958   7,225,346
     KAP Industrial Holdings, Ltd.......................................... 13,007,430   4,001,843
     Lewis Group, Ltd......................................................    890,414   1,653,246
     Liberty Holdings, Ltd.................................................  1,258,739   9,694,079
     Life Healthcare Group Holdings, Ltd...................................  8,269,032  13,059,201
*    Long4Life, Ltd........................................................  3,324,904     926,333
#    Massmart Holdings, Ltd................................................    828,893   2,351,427
     Merafe Resources, Ltd.................................................  8,829,413     525,833
     Metair Investments, Ltd...............................................  1,408,720   2,291,580
     MiX Telematics, Ltd...................................................     37,895      18,972
     MiX Telematics, Ltd., Sponsored ADR...................................     27,358     344,437
     Momentum Metropolitan Holdings........................................  8,319,920  11,110,969
     Motus Holdings Ltd....................................................    346,142   1,639,834
     Mpact, Ltd............................................................  1,606,568   1,648,875
     Murray & Roberts Holdings, Ltd........................................  3,959,853   2,939,111
*    Nampak, Ltd...........................................................  5,741,200   3,054,922
*    Net 1 UEPS Technologies, Inc..........................................        776       2,050
#    Netcare, Ltd..........................................................  3,254,874   3,685,782
*    Northam Platinum, Ltd.................................................  3,302,942  22,303,408
#    Oceana Group, Ltd.....................................................    363,529   1,607,271
#    Omnia Holdings, Ltd...................................................  1,625,251   2,785,827
     Peregrine Holdings, Ltd...............................................  1,874,062   2,310,163
     Pick n Pay Stores, Ltd................................................  2,900,901  12,673,046
     Pioneer Foods Group, Ltd..............................................    902,282   6,420,937
# *  PPC, Ltd.............................................................. 13,368,914   3,409,188
#    PSG Konsult, Ltd......................................................    516,964     304,377
     Raubex Group, Ltd.....................................................  1,443,850   1,864,061
     RCL Foods, Ltd........................................................    716,485     447,588
     Reunert, Ltd..........................................................  1,552,337   7,340,798

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- ------------
SOUTH AFRICA -- (Continued)
#    Rhodes Food Group Pty, Ltd............................................   695,531 $    710,399
# *  Royal Bafokeng Platinum, Ltd..........................................   871,533    2,532,333
     Santam, Ltd...........................................................   343,464    6,419,753
     Sappi, Ltd............................................................   892,481    2,291,838
*    Sibanye Gold, Ltd..................................................... 9,471,405   18,286,388
#    SPAR Group, Ltd. (The)................................................ 1,529,759   20,581,718
     Spur Corp., Ltd.......................................................   570,664    1,017,836
*    Stadio Holdings, Ltd..................................................   754,869      115,382
*    Sun International, Ltd................................................ 1,199,148    3,241,342
*    Super Group, Ltd...................................................... 3,372,712    6,303,006
     Telkom SA SOC, Ltd.................................................... 2,422,680   11,075,157
     Tiger Brands, Ltd.....................................................    24,786      351,957
*    Tongaat Hulett, Ltd................................................... 1,012,167      663,647
     Transaction Capital, Ltd.............................................. 2,053,184    2,994,998
# *  Trencor, Ltd.......................................................... 1,407,311    2,800,401
     Truworths International, Ltd.......................................... 3,181,399   11,275,738
#    Tsogo Sun Gaming, Ltd................................................. 3,699,806    3,042,676
*    Tsogo Sun Hotels, Ltd.................................................    45,106       10,910
     Wilson Bayly Holmes-Ovcon, Ltd........................................   497,935    4,656,954
                                                                                      ------------
TOTAL SOUTH AFRICA.........................................................            454,164,527
                                                                                      ------------
SOUTH KOREA -- (14.5%)
# *  3S Korea Co., Ltd.....................................................   312,236      890,462
#    ABco Electronics Co., Ltd.............................................    76,717      314,753
*    Able C&C Co., Ltd.....................................................    64,963      662,588
#    ABOV Semiconductor Co., Ltd...........................................   100,505      501,716
# *  Abpro Bio Co., Ltd....................................................   630,240      551,091
# *  Ace Technologies Corp.................................................   190,914    1,200,041
# *  Actoz Soft Co., Ltd...................................................    43,543      449,640
#    ADTechnology Co., Ltd.................................................    56,104      733,801
# *  Advanced Cosmeceutical Technology Co., Ltd............................    97,584      281,819
# *  Advanced Digital Chips, Inc...........................................   169,506      163,778
     Advanced Digital Chips, Inc. Rights...................................   106,716       16,235
#    Advanced Nano Products Co., Ltd.......................................    63,367      904,310
#    Advanced Process Systems Corp.........................................    95,837    2,216,440
#    Aekyung Petrochemical Co., Ltd........................................   113,025      737,564
#    AfreecaTV Co., Ltd....................................................    66,705    4,229,252
# *  Agabang&Company.......................................................   236,156      742,525
#    Ahn-Gook Pharmaceutical Co., Ltd......................................    56,142      569,775
     Ahnlab, Inc...........................................................    48,995    2,589,054
#    AJ Networks Co., Ltd..................................................    99,527      354,252
*    AJ Rent A Car Co., Ltd................................................    96,956      919,547
# *  Ajin Industrial Co., Ltd..............................................   102,112      241,933
     AJINEXTEK Co., Ltd....................................................     7,254       41,716
     AK Holdings, Inc......................................................    41,993    1,127,288
#    ALUKO Co., Ltd........................................................   342,007      680,958
# *  Aminologics Co., Ltd..................................................   464,945      802,816
*    Amotech Co., Ltd......................................................    67,963    1,376,384
# *  Anam Electronics Co., Ltd.............................................   172,174      310,546
# *  Ananti, Inc...........................................................   270,016    2,638,379
#    Anapass, Inc..........................................................    65,251    1,522,530
# *  Aprogen Healthcare & Games, Inc.......................................   348,018      173,661
# *  Aprogen KIC, Inc......................................................   115,172      216,876
# *  Aprogen pharmaceuticals, Inc..........................................   901,560      867,615
# *  APS Holdings Corp.....................................................   135,289    1,068,360
# *  Arion Technology, Inc.................................................   129,146       80,366
#    Asia Cement Co., Ltd..................................................    15,004    1,079,982
     ASIA Holdings Co., Ltd................................................     9,785      945,244
     Asia Paper Manufacturing Co., Ltd.....................................    37,971      950,831

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            SHARES   VALUE>>
                                                                            ------- ----------
SOUTH KOREA -- (Continued)
*    Asiana Airlines, Inc.................................................. 814,156 $3,723,697
#    Atec Co., Ltd.........................................................  15,058    124,765
# *  A-Tech Solution Co., Ltd..............................................  36,321    254,722
#    Atinum Investment Co., Ltd............................................ 278,681    449,941
#    AUK Corp.............................................................. 208,882    373,699
#    Aurora World Corp.....................................................  45,949    471,233
#    Austem Co., Ltd....................................................... 172,157    313,320
#    Autech Corp........................................................... 110,722  1,136,018
#    Avaco Co., Ltd........................................................  99,159    477,879
     Avatec Co., Ltd.......................................................   5,446     37,864
#    Baiksan Co., Ltd......................................................  85,242    519,863
# *  Barun Electronics Co., Ltd............................................ 545,499     36,747
# *  Barunson Entertainment & Arts Corp.................................... 180,998    251,540
#    Bcworld Pharm Co., Ltd................................................  42,137    447,614
#    BG T&A Co.............................................................  46,993    112,684
     BGF Co., Ltd.......................................................... 166,931    823,921
# *  BH Co., Ltd........................................................... 190,780  3,729,523
*    Binex Co., Ltd........................................................ 224,974  1,694,889
     Binggrae Co., Ltd.....................................................  52,137  2,464,648
# *  Biolog Device Co., Ltd................................................ 126,061    194,017
*    BioSmart Co., Ltd..................................................... 141,602    563,952
# *  Biotoxtech Co., Ltd...................................................  93,297    549,531
# *  Biovill Co., Ltd...................................................... 187,949     99,047
# *  BIT Computer Co., Ltd................................................. 112,772    380,555
#    Bixolon Co., Ltd......................................................  91,886    423,192
# *  Bluecom Co., Ltd......................................................  96,226    251,075
#    Boditech Med, Inc..................................................... 119,923    879,142
# *  Bohae Brewery Co., Ltd................................................ 576,129    538,598
#    BoKwang Industry Co., Ltd............................................. 108,320    409,172
#    Bolak Co., Ltd........................................................ 325,449    581,307
     Bookook Securities Co., Ltd...........................................  14,493    270,009
# *  Boryung Medience Co., Ltd.............................................  53,361    373,528
#    Boryung Pharmaceutical Co., Ltd....................................... 179,415  2,069,882
# *  Bosung Power Technology Co., Ltd...................................... 412,708    748,949
# *  Brain Contents Co., Ltd............................................... 844,733    467,359
# *  Bubang Co., Ltd....................................................... 189,863    492,644
     Bukwang Pharmaceutical Co., Ltd....................................... 162,622  2,035,305
#    Busan City Gas Co., Ltd...............................................   7,114    221,580
#    BYC Co., Ltd..........................................................   1,007    204,609
# *  BYON Co., Ltd......................................................... 424,660    490,455
#    Byucksan Corp......................................................... 357,349    600,392
# *  CammSys Corp.......................................................... 340,736    920,429
     Capro Corp............................................................ 303,090    882,140
*    Caregen Co., Ltd......................................................  27,611  1,361,624
     Castec Korea Co., Ltd.................................................   7,540     17,889
#    Cell Biotech Co., Ltd.................................................  45,843    765,563
# *  Celltrion Pharm, Inc..................................................   5,939    203,497
     Changhae Ethanol Co., Ltd.............................................  50,474    544,984
# *  Charm Engineering Co., Ltd............................................ 307,521    254,678
# *  Chemtronics Co., Ltd..................................................  71,610    878,360
# *  Chemtros Co., Ltd..................................................... 103,775    306,525
#    Cheryong Electric Co., Ltd............................................  92,994    477,539
#    Cheryong Industrial Co. Ltd/new.......................................  59,347    280,879
# *  ChinHung International, Inc........................................... 234,602    457,036
     Chinyang Holdings Corp................................................ 167,246    362,926
# *  Choa Pharmaceutical Co................................................ 199,576    675,189
# *  Chokwang Leather Co., Ltd.............................................     607     20,085
#    Chokwang Paint, Ltd...................................................  44,694    230,980
     Chong Kun Dang Pharmaceutical Corp....................................  59,737  4,913,566

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            SHARES   VALUE>>
                                                                            ------- ----------
SOUTH KOREA -- (Continued)
     Chongkundang Holdings Corp............................................  24,222 $1,888,074
#    Choong Ang Vaccine Laboratory.........................................  65,906  1,044,062
# *  Chorokbaem Media Co., Ltd............................................. 344,008    419,789
#    Chosun Refractories Co., Ltd..........................................   7,263    546,280
#    Chungdahm Learning, Inc...............................................  42,581    699,695
     CJ CGV Co., Ltd....................................................... 112,076  3,243,080
#    CJ Freshway Corp......................................................  46,771  1,020,428
     CJ Hello Co., Ltd..................................................... 205,057  1,074,423
# *  CJ Seafood Corp....................................................... 186,914    468,088
#    CKD Bio Corp..........................................................  30,397    807,737
#    Clean & Science Co., Ltd..............................................  33,856    845,687
# *  CLIO Cosmetics Co., Ltd...............................................  33,489    554,352
# *  CMG Pharmaceutical Co., Ltd........................................... 743,101  1,927,666
# *  Codes Combine Co., Ltd................................................  76,049    196,005
# *  CODI-M Co., Ltd....................................................... 997,941    451,625
     Com2uSCorp............................................................  38,737  3,265,869
#    Commax Co., Ltd.......................................................  70,961    239,472
# *  Coreana Cosmetics Co., Ltd............................................ 215,426    709,030
#    Cosmax BTI, Inc.......................................................  36,404    452,304
     COSMAX NBT Inc........................................................  98,646    566,094
     Cosmax, Inc...........................................................  63,464  4,339,487
     Cosmecca Korea Co., Ltd...............................................  21,964    244,990
# *  CosmoAM&T Co., Ltd.................................................... 144,196    977,921
# *  Cosmochemical Co., Ltd................................................  87,632    462,470
# *  COSON Co., Ltd........................................................ 132,014    787,214
     COWELL FASHION Co., Ltd............................................... 220,371  1,162,742
# *  Creative & Innovative System.......................................... 281,148    566,435
#    Crown Confectionery Co., Ltd..........................................  39,940    283,927
     CROWNHAITAI Holdings Co., Ltd.........................................  53,158    469,858
# *  CrucialTec Co., Ltd................................................... 523,029    434,046
#    CS Wind Corp..........................................................  46,867  1,311,283
# *  CTC BIO, Inc.......................................................... 158,918    837,560
# *  CTGen Co., Ltd........................................................ 190,033    448,114
#    Cuckoo Holdings Co., Ltd..............................................  10,065    895,337
#    Cuckoo Homesys Co., Ltd...............................................  36,691  1,216,730
*    Curexo, Inc...........................................................   4,005     19,135
# *  Curo Co., Ltd......................................................... 696,561    473,077
# *  CUROCOM Co., Ltd...................................................... 334,192    333,657
# *  Curoholdings Co., Ltd................................................. 423,171    184,926
     Cymechs, Inc..........................................................  44,360    403,792
#    D.I Corp.............................................................. 208,398    547,968
# *  DA Technology Co., Ltd................................................ 303,365    514,266
#    Dae Dong Industrial Co., Ltd.......................................... 106,425    554,540
     Dae Han Flour Mills Co., Ltd..........................................   7,679  1,013,164
     Dae Hwa Pharmaceutical Co., Ltd....................................... 107,045  1,252,385
#    Dae Hyun Co., Ltd..................................................... 218,886    474,940
# *  Dae Won Chemical Co., Ltd............................................. 266,508    316,890
#    Dae Won Kang Up Co., Ltd.............................................. 163,574    501,956
# *  Dae Young Packaging Co., Ltd.......................................... 494,612    457,164
#    Daea TI Co., Ltd...................................................... 573,971  2,775,455
#    Daebongls Co., Ltd....................................................  61,042    387,882
#    Daechang Co., Ltd..................................................... 314,932    327,567
#    Daechang Forging Co., Ltd.............................................  12,874    317,009
     Daeduck Electronics Co................................................ 482,225  4,424,181
# *  Daehan New Pharm Co., Ltd.............................................  82,813    824,641
#    Daehan Steel Co., Ltd................................................. 106,579    559,600
     DAEHO Corp. COMMON STOCK..............................................     543          0
     Dae-Il Corp........................................................... 163,708    327,410
# *  Daejoo Electronic Materials Co., Ltd..................................  81,087  1,282,914

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            SHARES   VALUE>>
                                                                            ------- ----------
SOUTH KOREA -- (Continued)
     Daekyo Co., Ltd....................................................... 228,026 $1,205,686
#    Daelim B&Co Co., Ltd..................................................  95,813    324,511
*    Daelim C&S Co., Ltd...................................................   7,531     47,272
# *  Daemyung Corp. Co., Ltd............................................... 502,743    697,969
#    Daeryuk Can Co., Ltd.................................................. 102,149    372,229
     Daesang Corp.......................................................... 192,744  3,549,557
#    Daesang Holdings Co., Ltd............................................. 131,327    748,474
#    Daesung Energy Co., Ltd...............................................  65,638    305,103
#    Daesung Holdings Co., Ltd.............................................  26,734    178,872
# *  Daesung Industrial Co., Ltd...........................................  83,195    262,415
# *  Daewon Cable Co., Ltd................................................. 428,874    436,437
#    Daewon Media Co., Ltd.................................................  69,938    425,948
#    Daewon Pharmaceutical Co., Ltd........................................ 114,393  1,536,715
#    Daewon San Up Co., Ltd................................................ 104,480    491,785
# *  Daewoo Electronic Components Co., Ltd................................. 278,267    549,073
     Daewoong Co., Ltd..................................................... 206,166  2,522,097
*    Dahaam E-Tec Co., Ltd.................................................   2,100     54,059
     Daihan Pharmaceutical Co., Ltd........................................  37,280  1,008,405
     Daishin Securities Co., Ltd........................................... 287,137  3,069,128
*    Daiyang Metal Co., Ltd................................................   2,014     27,969
# *  Danal Co., Ltd........................................................ 400,227  1,186,555
     Danawa Co., Ltd.......................................................  52,076  1,092,021
#    Daou Data Corp........................................................ 153,929  1,052,433
#    Daou Technology, Inc.................................................. 250,218  3,888,486
# *  Dasan Networks, Inc................................................... 162,841  1,144,093
#    Dawonsys Co., Ltd..................................................... 167,481  2,140,872
# *  DAYLI BlockChian Co., Ltd.............................................  47,181     21,806
# *  Dayou Automotive Seat Technology Co., Ltd............................. 461,278    338,929
# *  Dayou Plus Co., Ltd................................................... 443,110    293,212
     DB Financial Investment Co., Ltd...................................... 266,927    967,232
     DB HiTek Co., Ltd..................................................... 293,840  4,286,594
*    DB, Inc............................................................... 904,150    610,340
#    DCM Corp..............................................................  42,882    449,061
#    Dentium Co., Ltd......................................................  40,266  2,058,849
# *  Deutsch Motors, Inc................................................... 165,401  1,146,200
#    Development Advance Solution Co., Ltd.................................  68,749    321,226
     DGB Financial Group, Inc.............................................. 146,162    882,391
#    DHP Korea Co., Ltd....................................................  90,699    594,061
     DI Dong Il Corp.......................................................   7,217    447,327
     Digital Chosun Co., Ltd............................................... 208,832    418,160
#    Digital Daesung Co., Ltd..............................................  73,064    513,265
# *  Digital Optics Co., Ltd...............................................  63,634     35,303
#    Digital Power Communications Co., Ltd................................. 286,332  1,309,684
*    DIO Corp..............................................................  91,353  3,288,009
# *  Diostech Co., Ltd..................................................... 550,695    339,474
#    Display Tech Co., Ltd.................................................  52,616    167,523
     DMS Co., Ltd.......................................................... 154,330    737,404
#    DNF Co., Ltd..........................................................  71,182    557,320
#    Dohwa Engineering Co., Ltd............................................  60,443    505,588
#    Dong A Eltek Co., Ltd.................................................  68,038    445,979
#    Dong Ah Tire & Rubber Co., Ltd........................................  44,790    477,244
     Dong-A Socio Holdings Co., Ltd........................................  20,129  1,601,387
     Dong-A ST Co., Ltd....................................................  49,013  4,265,975
#    Dong-Ah Geological Engineering Co., Ltd...............................  69,567  1,201,473
#    Dongbang Transport Logistics Co., Ltd.................................  25,627     35,503
     Dongbu Corp...........................................................  61,839    454,172
     Dongil Industries Co., Ltd............................................  11,791    579,355
#    Dongjin Semichem Co., Ltd............................................. 274,360  3,921,223
     DongKook Pharmaceutical Co., Ltd......................................  42,858  2,550,683

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                            --------- ----------
SOUTH KOREA -- (Continued)
#    Dongkuk Industries Co., Ltd...........................................   302,052 $  631,251
*    Dongkuk Steel Mill Co., Ltd...........................................   519,327  2,617,138
#    Dongkuk Structures & Construction Co., Ltd............................   253,947    421,900
#    Dongsung Chemical Co., Ltd............................................    16,310    233,568
#    DONGSUNG Corp.........................................................   228,930  1,051,139
# *  Dongsung Finetec Co., Ltd.............................................   134,727  1,153,255
#    Dongwha Enterprise Co., Ltd...........................................    41,234    648,957
#    Dongwha Pharm Co., Ltd................................................   184,209  1,238,946
#    Dongwon Development Co., Ltd..........................................   479,797  1,815,027
     Dongwon F&B Co., Ltd..................................................    11,519  2,267,901
     Dongwon Industries Co., Ltd...........................................    12,304  2,260,551
     Dongwon Systems Corp..................................................    30,549    904,979
#    Dongwoo Farm To Table Co., Ltd........................................    75,970    245,641
#    Dongyang E&P, Inc.....................................................    39,994    412,143
# *  Dongyang Steel Pipe Co., Ltd..........................................   915,187    826,725
*    Doosan Heavy Industries & Construction Co., Ltd.......................   625,759  3,299,725
# *  Doosan Infracore Co., Ltd.............................................   103,765    503,199
#    DoubleUGames Co., Ltd.................................................    66,815  2,753,768
#    DRB Holding Co., Ltd..................................................    66,135    310,075
# *  Dream Security Co., Ltd...............................................   136,849    456,400
# *  Dreamus Co............................................................    87,597    428,716
# *  DRTECH Corp...........................................................   175,505    236,442
#    DSR Wire Corp.........................................................    63,527    224,067
# *  DT&C Co., Ltd.........................................................     3,240     21,345
     DTR Automotive Corp...................................................    32,595    839,433
# *  Duk San Neolux Co., Ltd...............................................    91,683  1,786,636
     DY Corp...............................................................   138,901    571,181
     DY POWER Corp.........................................................    56,356    456,502
     e Tec E&C, Ltd........................................................    12,341    731,718
#    E1 Corp...............................................................    33,121  1,390,197
     Eagon Holdings Co., Ltd...............................................   121,271    277,136
#    Eagon Industrial, Ltd.................................................    20,500    134,756
#    Easy Bio, Inc.........................................................   355,539  1,617,782
# *  EcoBio Holdings Co., Ltd..............................................    60,798    268,204
# *  Ecopro Co., Ltd.......................................................   146,858  2,613,719
#    e-Credible Co., Ltd...................................................    28,154    455,614
#    Eehwa Construction Co., Ltd...........................................   100,999    437,171
# *  EG Corp...............................................................    38,302    296,899
*    Ehwa Technologies Information Co., Ltd................................ 3,915,868    738,771
#    Elcomtec Co., Ltd.....................................................   261,529    328,608
# *  Elentec Co., Ltd......................................................   112,258    664,403
#    e-LITECOM Co., Ltd....................................................    36,695    159,256
# *  ELK Corp..............................................................   192,381     97,600
# *  EMKOREA Co., Ltd......................................................   236,062    928,698
#    EM-Tech Co., Ltd......................................................   101,917    734,325
# *  EMW Co., Ltd..........................................................   204,411     91,580
#    Enex Co., Ltd.........................................................   312,464    334,854
#    ENF Technology Co., Ltd...............................................    84,532  1,883,860
     Eo Technics Co., Ltd..................................................    69,018  5,696,395
#    Estechpharma Co., Ltd.................................................    84,060    578,646
# *  ESTsoft Corp..........................................................    31,344    204,950
# *  ESV, Inc..............................................................    46,918      6,905
# *  E-TRON Co., Ltd....................................................... 1,491,477    342,377
     Eugene Corp...........................................................   393,651  1,571,305
     Eugene Investment & Securities Co., Ltd...............................   588,034  1,036,549
#    Eugene Technology Co., Ltd............................................   119,738  1,570,715
*    Eusu Holdings Co., Ltd................................................   119,655    730,766
#    EVERDIGM Corp.........................................................    87,678    346,188
# *  EXA E&C, Inc..........................................................    69,546    115,943

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            SHARES   VALUE>>
                                                                            ------- ----------
SOUTH KOREA -- (Continued)
# *  Exem Co., Ltd......................................................... 152,435 $  352,867
#    Ezwelfare Co., Ltd....................................................  45,722    384,180
     F&F Co., Ltd..........................................................  50,829  4,380,479
#    Farmsco............................................................... 153,157    630,554
*    FarmStory Co., Ltd.................................................... 418,555    369,712
# *  Feelingk Co., Ltd..................................................... 315,573    345,374
# *  Feelux Co., Ltd....................................................... 283,759  1,695,766
#    Fine DNC Co., Ltd..................................................... 103,000    160,173
#    Fine Semitech Corp....................................................  39,942    241,223
# *  Fine Technix Co., Ltd................................................. 216,885    480,412
# *  Firstec Co., Ltd...................................................... 209,199    386,991
# *  FN Republic Co., Ltd.................................................. 328,447    299,372
*    FNC Entertainment Co., Ltd............................................   3,147     19,788
# *  Foosung Co., Ltd...................................................... 443,577  3,210,006
# *  Fourth-Link, Inc......................................................  52,309     24,616
#    Fursys, Inc...........................................................  16,042    428,353
# *  Futurestream Networks Co., Ltd........................................  16,175     17,077
#    Gabia, Inc............................................................  61,787    388,729
#    Galaxia Communications Co., Ltd....................................... 102,339    265,618
*    Gamevil, Inc..........................................................  41,790  1,124,828
#    Gaon Cable Co., Ltd...................................................  23,823    371,996
# *  Gemvaxzio Co., Ltd.................................................... 224,980    272,505
# *  Genic Co., Ltd........................................................  42,514    189,048
# *  Genie Music Corp...................................................... 271,976    849,606
#    Geumhwa PSC Co., Ltd..................................................   6,842    172,366
# *  Gigalane Co., Ltd..................................................... 267,290    365,103
*    Globon Co., Ltd.......................................................  29,365     81,884
#    GMB Korea Corp........................................................  72,543    321,348
     GnCenergy Co., Ltd....................................................  26,859     97,745
# *  GNCO Co., Ltd......................................................... 600,327    591,321
     GOLFZON Co., Ltd......................................................  23,920  1,403,930
#    Golfzon Newdin Holdings Co., Ltd...................................... 192,821    630,088
# *  Good People Co., Ltd.................................................. 190,533    566,260
     Grand Korea Leisure Co., Ltd..........................................  72,720  1,327,057
     Green Cross Cell Corp.................................................  48,667  1,801,577
     Green Cross Corp......................................................   1,633    179,760
     Green Cross Holdings Corp.............................................  67,991  1,212,102
*    Green Non-Life Insurance Co., Ltd.....................................  22,357          0
     GS Global Corp........................................................ 371,719    742,427
     GS Home Shopping, Inc.................................................  27,767  3,549,662
# *  G-SMATT GLOBAL Co., Ltd............................................... 835,223    321,298
     Gwangju Shinsegae Co., Ltd............................................   3,808    553,976
# *  GY Commerce Co., Ltd.................................................. 149,142     54,080
#    Haatz, Inc............................................................  24,715    170,819
#    Hae In Corp...........................................................  49,750    194,250
     HAESUNG DS Co., Ltd...................................................  75,404    948,018
#    Haesung Industrial Co., Ltd...........................................  24,140    223,612
#    Haimarrow Food Service Co., Ltd....................................... 166,776    376,999
     Haitai Confectionery & Foods Co., Ltd.................................  64,176    413,029
# *  Halla Corp............................................................ 161,986    439,122
     Halla Holdings Corp...................................................  82,828  2,965,409
# *  Han Chang Corp........................................................  97,030    279,144
#    Han Kuk Carbon Co., Ltd............................................... 235,377  1,684,597
#    Hana Micron, Inc...................................................... 153,881    731,720
#    Hana Tour Service, Inc................................................  79,552  3,313,933
#    Hancom MDS, Inc.......................................................  47,712    473,614
     Hancom, Inc........................................................... 145,599  1,255,604
#    Handok, Inc...........................................................  57,637  1,109,626
     Handsome Co., Ltd..................................................... 129,291  3,240,077

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                            --------- ----------
SOUTH KOREA -- (Continued)
#    Hanil Cement Co., Ltd.................................................    15,772 $1,328,146
#    Hanil Holdings Co., Ltd...............................................    12,939    531,536
#    Hanil Hyundai Cement Co., Ltd.........................................    20,842    563,003
# *  Hanil Vacuum Co., Ltd.................................................   342,149    268,785
# *  Hanjin Heavy Industries & Construction Co., Ltd.......................   148,409    555,500
*    Hanjin Heavy Industries & Construction Holdings Co., Ltd..............    83,704    192,814
#    Hanjin Transportation Co., Ltd........................................    74,712  1,978,289
#    Hankook AtlasBX Co., Ltd..............................................     1,212     57,570
*    Hankook Corp., Inc....................................................     9,559     15,089
*    Hankook Cosmetics Co., Ltd............................................    72,313    524,128
#    Hankook Cosmetics Manufacturing Co., Ltd..............................    15,453    414,785
     Hankook Shell Oil Co., Ltd............................................     5,510  1,569,461
     Hankook Synthetics Inc................................................       550          0
     Hankuk Paper Manufacturing Co., Ltd...................................    24,759    380,739
# *  Hankuk Steel Wire Co., Ltd............................................    58,735    131,449
#    Hanla IMS Co., Ltd....................................................    41,360    256,817
#    Hanmi Semiconductor Co., Ltd..........................................   200,357  1,171,554
#    HanmiGlobal Co., Ltd..................................................    58,832    457,026
#    Hans Biomed Corp......................................................    61,686  1,206,179
     Hansae Co., Ltd.......................................................   154,803  2,406,010
     Hansae MK Co., Ltd....................................................    42,409    147,388
#    Hansae Yes24 Holdings Co., Ltd........................................    98,521    648,403
     Hanshin Construction..................................................    63,914    841,312
#    Hanshin Machinery Co..................................................   232,826    334,403
     Hansol Chemical Co., Ltd..............................................    75,358  6,058,505
*    Hansol Holdings Co., Ltd..............................................   374,793  1,276,667
#    Hansol HomeDeco Co., Ltd..............................................   577,529    587,696
     Hansol Paper Co., Ltd.................................................   147,650  1,858,001
# *  Hansol Technics Co., Ltd..............................................   221,290  1,414,821
#    Hanwha Galleria Timeworld Co., Ltd....................................    14,252    232,496
     Hanwha General Insurance Co., Ltd.....................................   469,248  1,125,445
*    Hanwha Investment & Securities Co., Ltd............................... 1,048,893  1,801,678
#    Hanyang Eng Co., Ltd..................................................    86,681    862,004
     Hanyang Securities Co., Ltd...........................................    41,592    263,401
# *  Harim Co., Ltd........................................................   393,831    956,312
     Harim Holdings Co., Ltd...............................................   177,913  1,374,351
#    HB Technology Co., Ltd................................................   465,974  1,164,709
     HDC Holdings Co., Ltd.................................................   220,087  2,236,433
     HDC Hyundai Engineering Plastics Co., Ltd.............................   140,395    537,618
#    HDC I-Controls Co., Ltd...............................................    43,044    356,471
# *  Heung-A Shipping Co., Ltd.............................................   729,772    226,511
# *  Heungkuk Fire & Marine Insurance Co., Ltd.............................   326,723    876,122
#    High Tech Pharm Co., Ltd..............................................    28,011    279,390
# *  Hisem Co., Ltd........................................................    71,606    331,524
#    Hitejinro Holdings Co., Ltd...........................................    67,271    777,865
     HizeAero Co., Ltd.....................................................     9,927     43,479
#    HJ Magnolia Yongpyong Hotel & Resort Corp.............................   162,717    900,177
# *  HLB POWER Co., Ltd....................................................   266,189    686,248
# *  Home Center Holdings Co., Ltd.........................................   524,561    515,456
# *  Homecast Co., Ltd.....................................................   247,449  1,000,585
     HS Industries Co., Ltd................................................   342,886  3,341,789
#    HS R&A Co., Ltd.......................................................   262,709    431,668
# *  HSD Engine Co., Ltd...................................................   173,698    592,838
# *  Huayi Brothers Korea Co., Ltd.........................................    77,945    167,338
     Huchems Fine Chemical Corp............................................   183,012  3,480,996
*    Humax Co., Ltd........................................................   122,948    526,515
     Humedix Co., Ltd......................................................    47,518    919,635
*    Huneed Technologies...................................................    85,643    510,973
     Huons Co., Ltd........................................................    47,525  1,904,095

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                            --------- ----------
SOUTH KOREA -- (Continued)
     Huons Global Co., Ltd.................................................    48,378 $1,255,162
#    Husteel Co., Ltd......................................................    20,207    176,762
#    Huvis Corp............................................................   122,165    607,785
#    Huvitz Co., Ltd.......................................................    87,438    636,242
     Hwa Shin Co., Ltd.....................................................   153,608    479,995
#    Hwacheon Machine Tool Co., Ltd........................................     6,481    214,022
#    Hwail Pharm Co., Ltd..................................................    76,780    409,384
# *  Hwajin Co., Ltd.......................................................   195,001     96,164
     Hwangkum Steel & Technology Co., Ltd..................................    67,755    434,044
#    Hwaseung Enterprise Co., Ltd..........................................    30,488    404,251
     HwaSung Industrial Co., Ltd...........................................    79,597    817,569
#    Hy-Lok Corp...........................................................    79,256  1,164,283
# *  Hyosung ONB Co., Ltd..................................................    15,415     96,213
#    HyosungITX Co., Ltd...................................................    27,938    297,912
# *  Hyulim ROBOT Co., Ltd.................................................   547,191    425,061
# *  Hyundai Bioscience Co.Ltd.............................................   290,847  3,517,556
#    Hyundai BNG Steel Co., Ltd............................................    85,455    671,693
     Hyundai Construction Equipment Co., Ltd...............................    88,920  2,126,365
#    Hyundai Corp Holdings, Inc............................................    53,415    546,307
     Hyundai Corp..........................................................    65,699    994,917
# *  Hyundai Electric & Energy System Co., Ltd.............................    31,492    289,607
     Hyundai Greenfood Co., Ltd............................................   314,062  3,023,128
     Hyundai Home Shopping Network Corp....................................    42,667  3,099,080
     Hyundai Hy Communications & Networks Co., Ltd.........................   332,548  1,054,745
#    Hyundai Livart Furniture Co., Ltd.....................................   113,654  1,373,887
*    Hyundai Merchant Marine Co., Ltd...................................... 1,336,905  3,778,578
     Hyundai Motor Securities Co., Ltd.....................................   143,399  1,214,109
#    Hyundai Pharmaceutical Co., Ltd.......................................   192,135    800,075
     Hyundai Telecommunication Co., Ltd....................................    26,501    184,694
     Hyundai Wia Corp......................................................   111,526  4,901,039
#    HyVision System, Inc..................................................    91,380    845,738
# *  I&C Technology Co., Ltd...............................................    56,987    263,479
#    i3system, Inc.........................................................    36,390    542,275
# *  iA, Inc............................................................... 1,198,542    560,440
#    ICD Co., Ltd..........................................................   107,499  1,313,319
# *  i-Components Co., Ltd.................................................    35,217    183,756
     IDIS Holdings Co., Ltd................................................     1,320     14,741
#    IHQ, Inc..............................................................   535,723    797,997
     Il Dong Pharmaceutical Co., Ltd.......................................    75,754  1,095,478
     IlDong Holdings Co., Ltd..............................................     4,112     39,659
#    Iljin Diamond Co., Ltd................................................    43,218  1,133,685
#    Iljin Display Co., Ltd................................................   147,030    436,985
# *  Iljin Electric Co., Ltd...............................................   143,914    379,934
#    Iljin Holdings Co., Ltd...............................................   194,130    770,663
#    Ilshin Spinning Co., Ltd..............................................    11,884    725,188
# *  Ilshin Stone Co., Ltd.................................................   420,824  1,009,637
#    ilShinbiobase Co., Ltd................................................   248,176    364,596
#    Ilsung Pharmaceuticals Co., Ltd.......................................     4,137    307,995
*    Ilyang Pharmaceutical Co., Ltd........................................    92,098  1,724,094
# *  IM Co., Ltd...........................................................   267,965    256,268
     iMarketKorea, Inc.....................................................   160,012  1,493,957
# *  In the F Co., Ltd.....................................................    76,193    184,086
     InBody Co., Ltd.......................................................    77,587  1,518,544
# *  INCON Co., Ltd........................................................   102,257    161,842
# *  Incross Co., Ltd......................................................    26,373    464,909
# *  Infinitt Healthcare Co., Ltd..........................................   124,835    617,198
     InfoBank Corp.........................................................     4,325     23,092
#    INITECH Co., Ltd......................................................    67,933    309,458
# *  InkTec Co., Ltd.......................................................    10,746     39,405

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                            --------- ----------
SOUTH KOREA -- (Continued)
     Innocean Worldwide, Inc...............................................    52,996 $2,925,492
# *  InnoWireless, Inc.....................................................    39,934  1,027,479
*    Innox Advanced Materials Co., Ltd.....................................    47,394  2,356,880
# *  Inscobee, Inc.........................................................   591,826  1,369,601
# *  Insun ENT Co., Ltd....................................................   232,192  1,418,388
*    Insung Information Co., Ltd...........................................    83,304    151,797
#    Intelligent Digital Integrated Security Co., Ltd......................    44,742  1,383,076
*    Interflex Co., Ltd....................................................    80,840  1,216,153
#    Interojo Co., Ltd.....................................................    67,043  1,498,181
     Interpark Corp........................................................    90,766    419,814
     Interpark Holdings Corp...............................................   360,436    743,036
     INTOPS Co., Ltd.......................................................    99,657  1,175,721
#    INVENIA Co., Ltd......................................................   107,804    236,360
#    Inzi Controls Co., Ltd................................................    69,983    297,045
     INZI Display Co., Ltd.................................................    32,254     58,777
# *  Iones Co., Ltd........................................................    75,333    380,457
     IS Dongseo Co., Ltd...................................................   123,487  3,389,787
#    ISC Co., Ltd..........................................................    75,550    680,746
     i-SENS, Inc...........................................................    86,594  2,043,574
#    ISU Chemical Co., Ltd.................................................    92,426    850,173
#    IsuPetasys Co., Ltd...................................................   234,729    841,597
     It's Hanbul Co., Ltd..................................................    54,683    959,116
#    J.ESTINA Co., Ltd.....................................................    96,373    427,225
#    Jahwa Electronics Co., Ltd............................................    92,216    846,830
#    JASTECH, Ltd..........................................................    66,749    722,434
# *  Jayjun Cosmetic Co., Ltd..............................................   177,338    745,244
     JB Financial Group Co., Ltd........................................... 1,356,358  6,223,686
#    JC Hyun System, Inc...................................................    96,331    392,438
*    Jcontentree Corp......................................................    36,924  1,177,678
     Jeil Pharma Holdings, Inc.............................................     4,680     71,417
     Jeil Pharmaceutical Co., Ltd..........................................     5,220    155,662
# *  Jeju Semiconductor Corp...............................................   154,448    424,705
     Jejuair Co., Ltd......................................................    63,504  1,309,466
# *  Jeongsan Aikang Co., Ltd..............................................   202,408    349,238
#    Jinro Distillers Co., Ltd.............................................    14,100    367,660
#    Jinsung T.E.C.........................................................    98,542    590,806
#    JLS Co., Ltd..........................................................    62,953    421,074
# *  JNK Heaters Co., Ltd..................................................    52,520    245,097
*    JoyCity Corp..........................................................     6,537     41,770
#    JS Corp...............................................................    40,769    542,023
# *  J-Technology Co., Ltd.................................................    50,796     12,075
#    Jusung Engineering Co., Ltd...........................................   311,520  1,898,203
#    JVM Co., Ltd..........................................................    27,890    780,241
     JW Holdings Corp......................................................   281,754  1,509,331
#    JW Life Science Corp..................................................    65,062  1,121,400
     JW Pharmaceutical Corp................................................   103,663  2,573,337
#    JYP Entertainment Corp................................................   200,095  3,841,659
# *  Kanglim Co., Ltd......................................................   240,269    488,370
#    Kangnam Jevisco Co., Ltd..............................................    30,467    576,952
#    KAON Media Co., Ltd...................................................   111,714    846,187
*    KB Metal Co., Ltd.....................................................     4,711      6,063
*    KBI Dongkook Industrial Co., Ltd......................................   147,284     93,390
     KC Co., Ltd...........................................................    59,951    718,448
#    KC Cottrell Co., Ltd..................................................    77,372    482,145
#    KC Green Holdings Co., Ltd............................................   118,684    461,171
#    KC Tech Co., Ltd......................................................    74,585  1,248,923
     KCC Engineering & Construction Co., Ltd...............................    62,491    339,518
     KCI, Ltd..............................................................    33,797    285,510
     KCO Energy, Inc.......................................................       120          0

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                            --------- ----------
SOUTH KOREA -- (Continued)
     KCTC..................................................................    13,113 $   31,583
*    KD Corp...............................................................   147,361      9,404
# *  KEC Corp..............................................................   714,549    611,673
     KEPCO Engineering & Construction Co., Inc.............................   109,258  1,926,100
#    Keyang Electric Machinery Co., Ltd....................................   192,918    461,676
# *  KEYEAST Co., Ltd......................................................   466,462  1,081,927
#    KG Chemical Corp......................................................    69,698    645,785
#    KG Eco Technology Service Co., Ltd....................................   236,191    616,329
     Kginicis Co., Ltd.....................................................   136,223  1,910,655
#    KGMobilians Co., Ltd..................................................   134,426    664,587
# *  KH Vatec Co., Ltd.....................................................   109,990  1,613,935
#    KINX, Inc.............................................................    19,529    521,497
     KISCO Corp............................................................   190,216    757,085
#    KISCO Holdings Co., Ltd...............................................    56,887    650,093
#    Kishin Corp...........................................................    49,420    154,321
     KISWIRE, Ltd..........................................................    56,680  1,062,066
# *  Kiwi Media Group Co., Ltd............................................. 1,683,238    217,015
#    KL-Net Corp...........................................................   122,853    246,797
#    KM Corp...............................................................    32,246    211,135
     KMH Co., Ltd..........................................................   123,798    540,884
# *  KMH Hitech Co., Ltd...................................................   121,868    116,263
#    Kocom Co., Ltd........................................................    59,560    350,315
# *  Kodaco Co., Ltd.......................................................   278,877    394,603
     Koentec Co., Ltd......................................................   161,790  1,378,949
#    Koh Young Technology, Inc.............................................    87,881  7,106,897
#    Kolmar BNH Co., Ltd...................................................    71,627  1,655,140
     Kolmar Korea Co., Ltd.................................................    58,061  2,391,018
     Kolmar Korea Holdings Co., Ltd........................................    81,322  1,526,879
#    Kolon Corp............................................................    54,920    816,788
# *  Kolon Fashion Material, Inc...........................................    98,755    115,361
*    Kolon Global Corp.....................................................    44,535    383,660
     Kolon Industries, Inc.................................................    44,445  1,799,281
# *  Kolon Life Science, Inc...............................................    60,941  1,193,732
#    Kolon Plastic, Inc....................................................   112,909    457,351
#    Komelon Corp..........................................................    37,331    258,925
#    KoMiCo, Ltd...........................................................    36,775    898,335
# *  KONA I Co., Ltd.......................................................    92,025  1,315,047
#    Kook Soon Dang Brewery Co., Ltd.......................................   102,707    268,110
#    Kopla Co., Ltd........................................................   112,709    291,815
#    Korea Alcohol Industrial Co., Ltd.....................................   109,537    780,293
     Korea Asset In Trust Co., Ltd.........................................   313,877    918,979
#    Korea Autoglass Corp..................................................    70,686  1,021,740
#    Korea Cast Iron Pipe Industries Co., Ltd..............................    75,278    658,357
# *  Korea Circuit Co., Ltd................................................    93,570    836,327
*    Korea District Heating Corp...........................................    26,322  1,110,810
     Korea Electric Terminal Co., Ltd......................................    49,386  1,955,787
#    Korea Electronic Certification Authority, Inc.........................   139,013    502,124
#    Korea Electronic Power Industrial Development Co., Ltd................    71,059    199,198
     Korea Export Packaging Industrial Co., Ltd............................     5,621     89,462
# *  Korea Flange Co., Ltd.................................................    97,231    195,562
#    Korea Fuel-Tech Corp..................................................    46,115    121,671
#    Korea Industrial Co., Ltd.............................................    88,039    272,073
*    Korea Information & Communications Co., Ltd...........................   108,101    759,238
#    Korea Information Certificate Authority, Inc..........................   143,355    450,518
*    Korea Line Corp.......................................................   108,119  2,060,140
# *  Korea Materials & Analysis Corp.......................................    41,315    390,312
     Korea Petrochemical Ind Co., Ltd......................................    28,352  2,894,532
     Korea Real Estate Investment & Trust Co., Ltd......................... 1,092,399  2,073,317
#    Korea United Pharm, Inc...............................................    83,831  1,394,075

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            SHARES   VALUE>>
                                                                            ------- ----------
SOUTH KOREA -- (Continued)
     Korean Reinsurance Co................................................. 581,400 $3,961,193
     Kortek Corp...........................................................  85,859    911,816
# *  KPM Tech Co., Ltd..................................................... 113,288     99,817
#    KPX Chemical Co., Ltd.................................................  17,515    811,273
# *  KSIGN Co., Ltd........................................................ 353,784    386,428
#    KSS LINE, Ltd......................................................... 117,050    723,249
*    KT Hitel Co., Ltd..................................................... 110,032    580,347
     KT Skylife Co., Ltd................................................... 190,391  1,422,480
#    KT Submarine Co., Ltd................................................. 120,610    300,683
# *  KTB Investment & Securities Co., Ltd.................................. 401,713    796,878
     KTCS Corp............................................................. 270,563    480,362
     Ktis Corp............................................................. 212,059    403,565
# *  Kuk Young G&M......................................................... 186,943    203,587
#    Kukbo Design Co., Ltd.................................................  30,951    407,081
#    Kukdo Chemical Co., Ltd...............................................  25,112  1,021,518
#    Kukdong Oil & Chemicals Co., Ltd......................................  89,179    260,549
# *  Kuk-il Paper Manufacturing Co., Ltd................................... 596,800  2,957,836
#    Kum Yang Co., Ltd.....................................................  95,714    189,096
#    Kumho Industrial Co., Ltd............................................. 201,253  2,092,552
# *  Kumho Tire Co., Inc................................................... 646,850  2,349,637
#    Kumkang Kind Co., Ltd................................................. 106,055    355,392
#    Kwang Dong Pharmaceutical Co., Ltd.................................... 299,287  1,763,303
# *  Kwang Myung Electric Co., Ltd......................................... 317,791    591,300
#    Kyeryong Construction Industrial Co., Ltd.............................  33,110    617,697
     Kyobo Securities Co., Ltd............................................. 164,966  1,285,528
#    Kyongbo Pharmaceutical Co., Ltd.......................................  90,650    653,332
     Kyung Dong Navien Co., Ltd............................................  48,128  1,807,574
# *  Kyung Nam Pharm Co., Ltd..............................................  62,169    172,328
     Kyung Nong Corp.......................................................  35,483    387,902
#    Kyungbang Co., Ltd....................................................  90,006    774,326
     KyungDong City Gas Co., Ltd...........................................  22,772    509,903
#    KyungDong Invest Co., Ltd.............................................   8,652    240,524
     Kyungdong Pharm Co., Ltd.............................................. 129,644    874,403
#    Kyung-In Synthetic Corp............................................... 256,198  1,915,621
#    L&F Co., Ltd.......................................................... 116,425  2,277,878
*    L&K Biomed Co., Ltd...................................................  26,992    121,974
# *  LabGenomics Co., Ltd..................................................  49,913    245,214
# *  LB Semicon, Inc....................................................... 280,854  1,875,307
#    LEADCORP, Inc. (The).................................................. 150,534    727,275
*    Leaders Cosmetics Co., Ltd............................................ 103,385    543,231
# *  Lee Ku Industrial Co., Ltd............................................ 223,689    305,380
     LEENO Industrial, Inc.................................................  79,506  3,625,689
# *  Leenos Corp........................................................... 229,858    259,356
     LF Corp............................................................... 168,147  2,836,788
     LG Hausys, Ltd........................................................  56,851  2,906,240
     LG International Corp................................................. 280,998  3,745,836
     LIG Nex1 Co., Ltd.....................................................  95,228  2,750,851
#    Lion Chemtech Co., Ltd................................................  72,991    527,414
# *  LIS Co., Ltd..........................................................  61,215    647,506
# *  Liveplex Co., Ltd..................................................... 656,520    488,415
#    LMS Co., Ltd..........................................................  51,354  1,158,149
     Lock & Lock Co., Ltd.................................................. 158,369  1,604,215
# *  LONGTU KOREA, Inc..................................................... 102,159    549,552
#    LOT Vacuum Co., Ltd...................................................  76,658    557,985
     Lotte Chilsung Beverage Co., Ltd......................................  11,162  1,314,784
     Lotte Confectionery Co., Ltd..........................................   1,976    238,596
     LOTTE Fine Chemical Co., Ltd.......................................... 123,078  4,666,644
     Lotte Food Co., Ltd...................................................   3,618  1,340,781
     LOTTE Himart Co., Ltd.................................................  62,911  1,636,060

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                            --------- ----------
SOUTH KOREA -- (Continued)
*    Lotte Non-Life Insurance Co., Ltd.....................................   573,001 $1,087,378
# *  Lotte Tour Development Co., Ltd.......................................   127,611  1,420,621
#    LS Cable & System Asia, Ltd...........................................    78,048    483,926
     LS Industrial Systems Co., Ltd........................................     4,527    193,453
# *  Lumens Co., Ltd.......................................................   362,528    659,522
# *  Lutronic Corp.........................................................   166,662  1,170,768
# *  LVMC Holdings.........................................................   254,936    977,469
# *  Macrogen, Inc.........................................................    76,706  1,607,497
     Maeil Holdings Co., Ltd...............................................    67,408    651,274
# *  Magicmicro Co., Ltd...................................................   415,153    364,700
#    MAKUS, Inc............................................................    21,923     69,207
# *  Maniker Co., Ltd......................................................   373,806    267,169
#    Mcnex Co., Ltd........................................................    96,753  2,018,994
# *  ME2ON Co., Ltd........................................................   190,228  1,052,324
# *  Mediana Co., Ltd......................................................    35,251    238,367
*    Medipost Co., Ltd.....................................................    15,546    431,656
#    Meerecompany, Inc.....................................................    27,462    922,848
#    MegaStudy Co., Ltd....................................................    64,566    704,956
     MegaStudyEdu Co., Ltd.................................................    65,798  2,064,854
# *  Melfas, Inc...........................................................   166,086    305,300
#    META BIOMED Co., Ltd..................................................   157,118    356,556
# *  Metalabs Co., Ltd.....................................................   146,421    159,366
# *  Mgame Corp............................................................   132,226    388,729
     Mi Chang Oil Industrial Co., Ltd......................................     6,392    437,378
#    MiCo, Ltd.............................................................   222,497  1,109,875
# *  Microfriend, Inc......................................................    41,780    194,034
#    Minwise Co., Ltd......................................................    70,028    990,938
     Mirae Asset Life Insurance Co., Ltd...................................   710,270  2,443,481
# *  Mirae Corp............................................................ 5,388,167    811,871
#    Miwon Chemicals Co., Ltd..............................................     3,853    140,088
     Miwon Commercial Co., Ltd.............................................     4,834    236,793
#    Miwon Specialty Chemical Co., Ltd.....................................    13,243    812,755
#    MK Electron Co., Ltd..................................................   125,244    838,429
# *  MNTech Co., Ltd.......................................................   145,586    388,606
#    Mobase Co., Ltd.......................................................   112,618    437,009
# *  Mobile Appliance, Inc.................................................    87,251    415,473
     Modetour Network, Inc.................................................   130,656  1,768,217
#    Monalisa Co., Ltd.....................................................   104,413    386,861
#    MonAmi Co., Ltd.......................................................   104,161    385,133
#    Moorim P&P Co., Ltd...................................................   199,526    763,059
     Moorim Paper Co., Ltd.................................................   166,723    371,571
#    Motonic Corp..........................................................    84,472    608,684
# *  MP Group, Inc.........................................................   151,072     32,015
#    MS Autotech Co., Ltd..................................................   143,953    755,459
#    Muhak Co., Ltd........................................................   122,263    947,886
#    Multicampus Co., Ltd..................................................    19,542    606,474
# *  MyungMoon Pharm Co., Ltd..............................................   158,796    624,086
#    Nam Hwa Construction Co., Ltd.........................................    37,268    262,871
#    Namhae Chemical Corp..................................................   239,927  1,708,296
# *  NamKwang Engineering & Construction Co., Ltd..........................    24,008    233,841
# *  Namsun Aluminum Co., Ltd..............................................   470,435  1,571,473
# *  Namuga Co., Ltd.......................................................     9,117    292,329
     Namyang Dairy Products Co., Ltd.......................................     3,096  1,253,175
# *  Nano Chem Tech, Inc...................................................   123,768    265,369
# *  NanoenTek, Inc........................................................    97,625    396,395
#    Nasmedia Co., Ltd.....................................................    31,278    779,691
# *  Nature & Environment Co., Ltd.........................................   384,677    338,447
     NeoPharm Co., Ltd.....................................................    35,791  1,488,352
# *  Neowiz................................................................   114,979  1,686,208

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                            --------- ----------
SOUTH KOREA -- (Continued)
# *  NEOWIZ HOLDINGS Corp..................................................    42,417 $  541,544
#    NEPES Corp............................................................   130,637  3,117,169
# *  Neuros Co., Ltd.......................................................   132,787    514,347
# *  New Power Plasma Co., Ltd.............................................    34,503    554,291
     Nexen Corp............................................................   164,802    840,798
     Nexen Tire Corp.......................................................   270,530  2,174,111
*    Nexon GT Co., Ltd.....................................................     5,993     37,407
*    Next Entertainment World Co., Ltd.....................................   127,809    437,119
#    NextEye Co., Ltd......................................................   197,968    240,344
#    Nexturn Co., Ltd......................................................    53,705    472,901
*    NHN BUGS Corp.........................................................    55,774    288,467
*    NHN Corp..............................................................    88,879  4,403,693
#    NHN KCP Corp..........................................................   101,255  1,844,088
     NI Steel Co., Ltd.....................................................     6,100     11,749
     NICE Holdings Co., Ltd................................................   142,334  2,373,507
     Nice Information & Telecommunication, Inc.............................    47,343  1,269,453
     NICE Information Service Co., Ltd.....................................   265,548  2,777,166
     NICE Total Cash Management Co., Ltd...................................   156,079    917,904
# *  NK Co., Ltd...........................................................   510,585    483,417
#    Nong Shim Holdings Co., Ltd...........................................    14,750  1,094,775
#    Nong Woo Bio Co., Ltd.................................................    61,787    690,604
#    Noroo Holdings Co., Ltd...............................................    14,784    159,909
#    NOROO Paint & Coatings Co., Ltd.......................................    72,675    467,761
     NPC...................................................................    66,771    228,606
     NS Shopping Co., Ltd..................................................   138,388  1,157,358
# *  nTels Co., Ltd........................................................    24,999    258,418
#    Nuri Telecom Co., Ltd.................................................    57,184    287,174
# *  NUVOTEC Co., Ltd......................................................   153,125    161,097
#    Oceanbridge Co., Ltd..................................................    19,278    170,358
# *  Omnisystem Co., Ltd...................................................   287,741    441,171
#    Openbase, Inc.........................................................   183,847    493,773
#    Opto Device Technology Co., Ltd.......................................    76,275    329,929
#    OptoElectronics Solutions Co., Ltd....................................    38,837  1,661,733
#    OPTRON-TEC, Inc.......................................................   154,117    748,789
# *  Orbitech Co., Ltd.....................................................   159,009    546,995
*    Orientbio, Inc........................................................ 1,249,881    461,752
     Orion Holdings Corp...................................................   126,204  1,713,429
# *  OSANGJAIEL Co., Ltd...................................................    95,462    562,784
*    Osstem Implant Co., Ltd...............................................    91,880  3,149,878
# *  Osung Advanced Materials Co., Ltd.....................................   278,129    590,640
#    Paik Kwang Industrial Co., Ltd........................................   153,313    328,274
     Pang Rim Co., Ltd.....................................................   101,740    175,826
#    Pan-Pacific Co., Ltd..................................................   249,450    593,575
# *  PaperCorea, Inc.......................................................   237,569    119,379
#    Partron Co., Ltd......................................................   294,945  2,990,896
# *  Paru Co., Ltd.........................................................   257,213    532,781
*    Paxnet Co., Ltd.......................................................    34,818    256,713
# *  People & Technology, Inc..............................................   123,130    760,879
     Pharma Research Products Co., Ltd.....................................    38,787  1,107,895
# *  Pharmicell Co., Ltd...................................................   118,646    877,030
# *  Phoenix Materials Co., Ltd............................................   304,133    175,407
#    PNE Solution Co., Ltd.................................................    79,979    671,311
# *  Pobis TNC Co., Ltd....................................................   250,451    326,214
*    POLUS BioPharm, Inc...................................................    42,209     44,442
#    Poongsan Corp.........................................................   167,563  2,889,888
#    Poongsan Holdings Corp................................................    34,674    994,274
     POSCO Coated & Color Steel Co., Ltd...................................    20,770    320,171
     Posco ICT Co., Ltd....................................................   423,426  1,741,972
#    Posco M-Tech Co., Ltd.................................................   196,627    841,978

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            SHARES   VALUE>>
                                                                            ------- ----------
SOUTH KOREA -- (Continued)
# *  Power Logics Co., Ltd................................................. 204,736 $1,685,451
#    Protec Co., Ltd.......................................................  46,463    712,970
#    PS TEC Co., Ltd....................................................... 102,079    328,476
     PSK Holdings, Inc.....................................................   7,168     50,915
# *  PSK, Inc..............................................................  90,057  1,295,628
#    Pulmuone Co., Ltd..................................................... 101,534    765,519
#    Pungkuk Alcohol Industry Co., Ltd.....................................  39,040    592,762
#    Pyeong Hwa Automotive Co., Ltd........................................  79,177    678,563
# *  RaonSecure Co., Ltd................................................... 235,194    598,049
     Rayence Co., Ltd......................................................  21,966    218,473
*    Redrover Co., Ltd..................................................... 335,561    175,936
#    Reyon Pharmaceutical Co., Ltd.........................................  57,375    747,744
     RFHIC Corp............................................................  35,138  1,103,297
# *  RFTech Co., Ltd....................................................... 166,961  1,107,298
#    Robostar Co., Ltd.....................................................  49,956    780,564
*    Rorze Systems Corp....................................................  12,806     52,213
#    Rsupport Co., Ltd.....................................................  59,819    147,229
#    S Net Systems, Inc.................................................... 100,072    603,814
#    S&S Tech Corp......................................................... 126,918  1,050,471
# *  S&T Corp..............................................................  13,299    199,888
     S&T Dynamics Co., Ltd................................................. 190,917    977,239
     S&T Holdings Co., Ltd.................................................  65,647    888,824
     S&T Motiv Co., Ltd....................................................  85,853  3,352,669
# *  S.Y. Co., Ltd......................................................... 125,687    439,030
#    Sajo Industries Co., Ltd..............................................  23,787    796,518
# *  Sajodongaone Co., Ltd................................................. 256,108    229,900
     Sam Chun Dang Pharm Co., Ltd.......................................... 107,741  3,101,006
# *  SAM KANG M&T Co., Ltd................................................. 103,756    356,041
     Sam Young Electronics Co., Ltd........................................  95,284    714,881
#    Sam Yung Trading Co., Ltd.............................................  91,415  1,243,709
#    Sam-A Pharm Co., Ltd..................................................   4,439     60,572
     Sambo Corrugated Board Co., Ltd.......................................   7,239     51,034
#    Sambo Motors Co., Ltd.................................................  76,305    390,350
# *  Sambon Electronics Co., Ltd........................................... 284,390    648,054
     Samchully Co., Ltd....................................................  23,524  1,704,758
# *  Samchuly Bicycle Co., Ltd.............................................  61,158    287,834
#    Samho Development Co., Ltd............................................ 156,941    598,736
#    Samho International Co., Ltd..........................................  40,486    712,150
#    SAMHWA Paints Industrial Co., Ltd.....................................  83,835    369,619
#    Samick Musical Instruments Co., Ltd................................... 446,088    670,734
#    Samick THK Co., Ltd...................................................  74,530    798,609
#    Samil Pharmaceutical Co., Ltd.........................................  34,462    610,467
     Samji Electronics Co., Ltd............................................  84,389    747,466
#    Samjin LND Co., Ltd...................................................  98,862    176,499
     Samjin Pharmaceutical Co., Ltd........................................  77,460  1,707,887
#    Samkee Automotive Co., Ltd............................................ 179,493    389,651
#    Samkwang Glass Co., Ltd...............................................  25,070    632,269
#    Sammok S-Form Co., Ltd................................................  31,502    251,859
# *  SAMPYO Cement Co., Ltd................................................ 231,777    657,937
     Samsung Climate Control Co., Ltd......................................   3,552     26,332
# *  Samsung Pharmaceutical Co., Ltd....................................... 296,288  1,018,004
#    Samsung Publishing Co., Ltd...........................................  33,817    549,390
#    SAMT Co., Ltd......................................................... 388,498    728,872
#    Samwha Capacitor Co., Ltd.............................................  63,837  2,704,988
#    Samwha Electric Co., Ltd..............................................  34,786    427,836
     Samyang Corp..........................................................  32,077  1,331,523
#    Samyang Foods Co., Ltd................................................  25,215  1,908,400
     Samyang Holdings Corp.................................................  35,424  1,928,156
#    Samyang Tongsang Co., Ltd.............................................  14,426    738,936

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                            --------- ----------
SOUTH KOREA -- (Continued)
#    Samyoung M-Tek Co., Ltd...............................................    10,739 $   31,870
#    Sang-A Frontec Co., Ltd...............................................    60,793    843,898
# *  Sangbo Corp...........................................................   273,187    282,813
# *  Sangsangin Co., Ltd...................................................   328,526  3,408,719
*    Sangsangin Industry Co., Ltd..........................................    13,845     20,230
     Sangsin Brake.........................................................    47,715    156,023
#    Sangsin Energy Display Precision Co., Ltd.............................    74,772    572,296
#    SaraminHR Co., Ltd....................................................    46,142  1,125,271
#    Satrec Initiative Co., Ltd............................................    43,202    726,209
#    SAVEZONE I&C Corp.....................................................   118,777    344,329
# *  SBI Investment Korea Co., Ltd.........................................   753,154    451,883
*    SBS Media Holdings Co., Ltd...........................................   396,565    669,327
# *  SBW...................................................................   910,924    804,968
# *  S-Connect Co., Ltd....................................................   412,236    591,445
# *  SD Biotechnologies Co., Ltd...........................................    86,357    382,344
# *  SDN Co., Ltd..........................................................   374,984    591,737
     Seah Besteel Corp.....................................................   116,795  1,607,032
     SeAH Holdings Corp....................................................     5,096    354,996
     SeAH Steel Corp.......................................................    13,823    739,370
     SeAH Steel Holdings Corp..............................................    15,520    630,080
     Sebang Co., Ltd.......................................................    85,670    829,169
     Sebang Global Battery Co., Ltd........................................    57,816  1,891,286
#    Sebo Manufacturing Engineer Corp......................................    50,252    363,130
#    Secuve Co., Ltd.......................................................   175,005    216,527
*    Seegene, Inc..........................................................   155,112  2,823,297
#    Sejin Heavy Industries Co., Ltd.......................................    45,765    200,201
#    Sejong Industrial Co., Ltd............................................    78,586    288,685
*    Sejong Telecom, Inc................................................... 2,581,865    869,549
# *  Sejoong Co., Ltd......................................................    80,478    210,716
# *  Sekonix Co., Ltd......................................................    84,992    506,027
# *  Selvas AI, Inc........................................................   179,027    436,238
#    Sempio Foods Co.......................................................    14,221    360,472
#    Semyung Electric Machinery Co., Ltd...................................    76,449    302,595
#    S-Energy Co., Ltd.....................................................    89,497    291,033
*    Seobu T&D.............................................................   262,250  1,737,667
#    Seohan Co., Ltd.......................................................   696,802    762,041
#    Seohee Construction Co., Ltd.......................................... 1,253,684  1,226,799
     Seojin System Co., Ltd................................................     7,450    194,546
#    Seondo Electric Co., Ltd..............................................    91,667    246,876
#    Seoul Auction Co., Ltd................................................    90,789    406,881
# *  Seoul Electronics & Telecom...........................................   269,734    276,538
# *  Seoul Food Industrial Co., Ltd........................................ 2,476,815    368,910
# *  Seoul Pharma Co., Ltd.................................................    56,814    321,481
     Seoul Semiconductor Co., Ltd..........................................   304,747  3,501,866
*    Seouleaguer Co., Ltd..................................................   113,345    160,657
#    Seoulin Bioscience Co., Ltd...........................................    28,534    210,965
#    Seowon Co., Ltd.......................................................   158,377    150,273
#    SEOWONINTECH Co., Ltd.................................................    91,951    481,862
#    Seoyon Co., Ltd.......................................................   108,844    304,899
#    Seoyon E-Hwa Co., Ltd.................................................    96,108    465,002
#    Sewha P&C, Inc........................................................   111,502    274,128
# *  Sewon Cellontech Co., Ltd.............................................   398,912  1,026,561
     Sewon Precision Industry Co., Ltd.....................................    25,563    177,751
#    SEWOONMEDICAL Co., Ltd................................................   171,507    491,980
     SFA Engineering Corp..................................................   136,503  4,891,978
# *  SFA Semicon Co., Ltd..................................................   541,278  1,625,704
# *  SFC Co., Ltd..........................................................   290,874    340,326
# *  SG Corp...............................................................   861,294    712,030
# *  SG&G Corp.............................................................   178,205    297,328

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                            --------- ----------
SOUTH KOREA -- (Continued)
#    SH Energy & Chemical Co., Ltd.........................................   681,236 $  606,900
# *  Shin Poong Pharmaceutical Co., Ltd....................................   274,427  1,549,336
     Shindaeyang Paper Co., Ltd............................................    12,266    659,679
#    Shinil Industrial Co., Ltd............................................   587,708    861,232
#    Shinsegae Engineering & Construction Co., Ltd.........................    21,969    459,923
#    Shinsegae Food Co., Ltd...............................................    16,475  1,011,036
#    Shinsegae Information & Communication Co., Ltd........................     7,559    701,768
     Shinsegae International, Inc..........................................    16,759  2,853,952
# *  Shinsung E&G Co., Ltd.................................................   907,709    714,307
# *  Shinsung Tongsang Co., Ltd............................................   467,967    668,080
# *  Shinwha Intertek Corp.................................................   245,476    754,734
# *  Shinwon Construction Co., Ltd.........................................    96,617    319,299
# *  Shinwon Corp..........................................................   442,259    769,653
#    Shinyoung Securities Co., Ltd.........................................    33,458  1,588,790
#    SHOWBOX Corp..........................................................   255,126    734,107
# *  Signetics Corp........................................................   450,335    419,138
#    SIGONG TECH Co., Ltd..................................................    93,198    393,233
     Silicon Works Co., Ltd................................................    89,032  2,547,482
#    Silla Co., Ltd........................................................    55,354    577,299
#    SIMMTECH Co., Ltd.....................................................   113,807    927,022
     Simmtech Holding Co., Ltd.............................................   126,986    172,915
#    SIMPAC, Inc...........................................................   114,590    321,944
     Sindoh Co., Ltd.......................................................    40,874  1,344,915
     Sinil Pharm Co., Ltd..................................................     1,227      9,276
#    SinSin Pharmaceutical Co., Ltd........................................    60,923    329,887
#    SK Bioland Co., Ltd...................................................    88,938  1,151,368
     SK Chemicals Co., Ltd.................................................    24,018    973,035
#    SK D&D Co., Ltd.......................................................    61,345  1,524,255
     SK Discovery Co., Ltd.................................................    62,178  1,198,091
#    SK Gas, Ltd...........................................................    35,778  2,580,524
     SK Networks Co., Ltd.................................................. 1,121,588  5,594,392
     SK Securities Co., Ltd................................................ 3,785,219  1,949,255
     SKC Co., Ltd..........................................................    68,350  2,606,958
# *  SKC Solmics Co., Ltd..................................................   235,187    644,512
#    SKCKOLONPI, Inc.......................................................   123,138  3,630,663
     SL Corp...............................................................   116,221  2,095,191
# *  SM Culture & Contents Co., Ltd........................................   324,599    456,417
# *  SM Entertainment Co...................................................   153,231  4,873,040
# *  S-MAC Co., Ltd........................................................ 1,016,327    700,572
*    SMARK Co., Ltd........................................................    45,350     14,588
#    SMCore, Inc...........................................................   109,478    778,526
#    SMEC Co., Ltd.........................................................   216,193    464,727
*    SNTEKBM Co., Ltd......................................................     3,498      7,812
# *  SNU Precision Co., Ltd................................................   165,332    384,834
# *  Solborn, Inc..........................................................   137,765    539,978
# *  Solco Biomedical Co., Ltd............................................. 1,434,759    282,351
# *  Solid, Inc............................................................   229,788  1,035,734
#    Songwon Industrial Co., Ltd...........................................   142,525  1,887,170
# *  Sonokong Co., Ltd.....................................................   170,581    236,958
# *  Soosan Heavy Industries Co., Ltd......................................   206,213    280,115
#    Soulbrain Co., Ltd....................................................    87,340  5,650,502
     SPC Samlip Co., Ltd...................................................    18,775  1,478,984
#    SPG Co., Ltd..........................................................   130,253    818,924
#    Spigen Korea Co., Ltd.................................................    23,443  1,134,962
# *  Ssangyong Motor Co....................................................   342,624    672,719
     ST Pharm Co., Ltd.....................................................    65,312  1,030,203
#    Suheung Co., Ltd......................................................    54,204  1,537,965
     Sun Kwang Co., Ltd....................................................    24,809    334,095
#    Sunchang Corp.........................................................    55,687    207,858

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                            --------- ----------
SOUTH KOREA -- (Continued)
# *  SundayToz Corp........................................................    43,325 $  746,078
     Sung Bo Chemicals Co., Ltd............................................    89,031    371,089
#    Sung Kwang Bend Co., Ltd..............................................   158,997  1,350,773
# *  Sungchang Enterprise Holdings, Ltd....................................   514,267    758,704
     Sungdo Engineering & Construction Co., Ltd............................    96,060    381,664
#    Sungshin Cement Co., Ltd..............................................   145,390    996,052
     Sungwoo Hitech Co., Ltd...............................................   444,680  1,321,998
#    Sunjin Co., Ltd.......................................................   116,336    960,952
# *  Sunny Electronics Corp................................................   208,190    677,949
*    Supex BNP Co., Ltd....................................................   225,518     72,520
# *  Suprema HQ, Inc.......................................................    36,612    180,335
# *  Suprema, Inc..........................................................    36,649    782,777
     SurplusGlobal, Inc....................................................    14,061     27,667
*    Synergy Innovation Co., Ltd...........................................   105,399    186,532
# *  Synopex, Inc..........................................................   552,009  1,402,062
#    Systems Technology, Inc...............................................    93,403  1,391,382
#    Tae Kyung Industrial Co., Ltd.........................................    55,377    262,579
     Taekwang Industrial Co., Ltd..........................................     2,517  2,373,221
# *  Taewoong Co., Ltd.....................................................    86,399    803,928
#    Taeyoung Engineering & Construction Co., Ltd..........................   339,073  3,779,724
*    Taihan Electric Wire Co., Ltd......................................... 1,276,968    699,007
# *  Taihan Fiberoptics Co., Ltd...........................................   455,943  1,568,293
     Taihan Textile Co., Ltd...............................................     1,976     32,421
#    Tailim Packaging Co., Ltd.............................................   119,701    492,152
# *  TBH Global Co., Ltd...................................................   131,435    320,655
#    TechWing, Inc.........................................................   113,770  1,076,221
*    Tego Science, Inc.....................................................       917     19,465
*    Telcon RF Pharmaceutical, Inc.........................................   160,433    908,282
#    Telechips, Inc........................................................    59,054    634,187
#    TES Co., Ltd..........................................................   112,570  1,979,488
#    Tesna Co., Ltd........................................................    40,112  1,402,151
# *  Theragen Etex Co., Ltd................................................   205,088  1,475,032
# *  Thinkware Systems Corp................................................    59,508    390,613
# *  TK Chemical Corp......................................................   402,371    948,939
#    TK Corp...............................................................   132,658  1,143,089
# *  TOBESOFT Co., Ltd.....................................................   120,531    252,831
#    Tokai Carbon Korea Co., Ltd...........................................    38,778  1,777,608
#    Tong Yang Moolsan Co., Ltd............................................   707,700    521,983
     Tongyang Life Insurance Co., Ltd......................................   337,737  1,063,591
# *  Tongyang Networks Corp................................................   133,420     98,432
*    Tongyang pile, Inc....................................................     3,387     10,462
#    Tongyang, Inc......................................................... 1,395,988  1,720,199
#    Tonymoly Co., Ltd.....................................................    48,437    442,058
#    Top Engineering Co., Ltd..............................................    82,138    625,336
#    Toptec Co., Ltd.......................................................   162,584  1,137,649
     Tovis Co., Ltd........................................................   124,752    792,031
#    TS Corp...............................................................    29,662    470,769
# *  T'way Holdings, Inc...................................................   280,509    412,707
#    UBCare Co., Ltd.......................................................   213,587  1,018,200
#    Ubiquoss Holdings, Inc................................................    66,414  1,340,944
#    Ubiquoss, Inc.........................................................    26,219    667,614
#    UIL Co., Ltd..........................................................   100,293    441,246
#    Uju Electronics Co., Ltd..............................................    57,321    394,366
# *  Uni-Chem Co., Ltd.....................................................   349,887    616,627
# *  Unick Corp............................................................    67,234    373,716
#    Unid Co., Ltd.........................................................    45,312  1,814,724
#    Union Semiconductor Equipment & Materials Co., Ltd....................   202,255    835,762
#    Uniquest Corp.........................................................   110,923    656,313
# *  Unison Co., Ltd.......................................................   554,510    394,035

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                            --------- ----------
SOUTH KOREA -- (Continued)
# *  Unitekno Co., Ltd.....................................................    17,561 $  157,027
#    UniTest, Inc..........................................................   124,888  1,601,522
     Value Added Technology Co., Ltd.......................................    75,672  1,622,195
#    Very Good Tour Co., Ltd...............................................    51,748    270,954
     Viatron Technologies, Inc.............................................    86,093    696,514
#    VICTEK Co., Ltd.......................................................   129,990    312,280
     Vieworks Co., Ltd.....................................................    65,044  1,350,777
#    Visang Education, Inc.................................................    54,760    386,608
#    Vitzro Tech Co., Ltd..................................................    11,550     55,347
# *  Vitzrocell Co., Ltd...................................................   106,295  1,222,067
# *  VitzroSys Co., Ltd....................................................   289,611     90,546
# *  W Holding Co., Ltd....................................................   971,568    287,695
*    Webzen, Inc...........................................................   127,638  1,823,104
# *  Welcron Co., Ltd......................................................   189,702    633,687
#    Wemade Co., Ltd.......................................................    75,166  1,694,992
#    Whanin Pharmaceutical Co., Ltd........................................   115,816  1,632,798
# *  WillBes & Co. (The)...................................................   395,146    469,565
#    Winix, Inc............................................................    69,947  1,626,179
#    Wins Co., Ltd.........................................................    48,966    544,301
#    WiSoL Co., Ltd........................................................   150,568  1,922,336
# *  WIZIT Co., Ltd........................................................   601,253    479,041
*    Won Ik Corp...........................................................     8,055     26,974
# *  WONIK CUBE Corp.......................................................   186,576    356,373
*    Wonik Holdings Co., Ltd...............................................   285,104  1,097,776
     WONIK IPS Co., Ltd....................................................   242,829  6,895,995
#    Wonik Materials Co., Ltd..............................................    62,069  1,480,272
# *  Wonik QnC Corp........................................................   125,673  1,371,223
*    Woojin, Inc...........................................................     2,070      8,761
*    Woongjin Co., Ltd.....................................................   106,776    142,959
# *  Woongjin Energy Co., Ltd..............................................   130,463     76,868
*    Woongjin Thinkbig Co., Ltd............................................   102,449    234,086
# *  Woori Investment Bank Co., Ltd........................................ 2,866,092  1,606,476
     Woori Technology Investment Co., Ltd..................................   439,468  1,105,613
# *  Woori Technology, Inc.................................................   758,362    565,485
# *  Wooridul Pharmaceutical, Ltd..........................................    95,354    491,601
# *  Wooriro Co., Ltd......................................................    16,683     40,342
#    Woorison F&G Co., Ltd.................................................   148,048    254,372
#    Woory Industrial Co., Ltd.............................................    47,038    845,766
#    Wooshin Systems Co., Ltd..............................................    87,771    334,649
# *  Woosu AMS Co., Ltd....................................................   139,479    371,786
# *  WooSung Feed Co., Ltd.................................................   171,724    458,616
# *  Woowon Development Co., Ltd...........................................    30,318    106,800
#    Worldex Industry & Trading Co., Ltd...................................    49,210    318,722
     Y G-1 Co., Ltd........................................................   151,534    981,375
# *  YeaRimDang Publishing Co., Ltd........................................   110,224    368,630
# *  Yeong Hwa Metal Co., Ltd..............................................   195,869    223,886
     YES24 Co., Ltd........................................................    58,265    337,162
# *  Yest Co., Ltd.........................................................    54,484    492,115
#    YG Entertainment, Inc.................................................    93,654  2,156,672
# *  YG PLUS...............................................................   174,306    193,251
# *  YIK Corp..............................................................   150,715    341,485
# *  YJM Games Co., Ltd....................................................   291,334    437,065
#    YMC Co., Ltd..........................................................   114,353    394,906
*    Yonwoo Co., Ltd.......................................................    33,958    703,097
#    Yoosung Enterprise Co., Ltd...........................................   146,134    342,875
#    YooSung T&S Co., Ltd..................................................   106,473    282,109
     Youlchon Chemical Co., Ltd............................................    85,563    990,882
#    Young Heung Iron & Steel Co., Ltd.....................................   241,560    217,560
# *  Young In Frontier Co., Ltd............................................    81,993    679,369

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- ------------
SOUTH KOREA -- (Continued)
     Young Poong Corp......................................................       473 $    247,732
#    Young Poong Precision Corp............................................    88,201      634,513
     Youngone Corp.........................................................       718       21,418
     Youngone Holdings Co., Ltd............................................    38,622    1,742,673
# *  YoungWoo DSP Co., Ltd.................................................   197,393      262,212
     YTN Co., Ltd..........................................................    73,837      119,903
*    Yuanta Securities Korea Co., Ltd......................................   855,080    1,882,907
#    YuHwa Securities Co., Ltd.............................................    19,251      204,174
# *  Yujin Robot Co., Ltd..................................................   137,792      359,552
*    Yungjin Pharmaceutical Co., Ltd.......................................   518,587    2,376,732
# *  Yuyang DNU Co., Ltd...................................................   142,996      691,348
     Yuyu Pharma, Inc......................................................     1,676       16,478
#    Zeus Co., Ltd.........................................................    53,658      547,957
*    Zungwon En-Sys, Inc...................................................    70,265       81,617
                                                                                      ------------
TOTAL SOUTH KOREA..........................................................            955,041,081
                                                                                      ------------
TAIWAN -- (18.8%)
     ABC Taiwan Electronics Corp...........................................   536,977      377,506
#    Ability Enterprise Co., Ltd........................................... 1,872,293    1,036,496
#    Ability Opto-Electronics Technology Co., Ltd..........................   486,776      799,820
     AcBel Polytech, Inc................................................... 3,170,599    2,308,837
     Ace Pillar Co., Ltd...................................................   448,000      340,098
#    ACES Electronic Co., Ltd..............................................   738,000      640,720
*    Acon Holding, Inc..................................................... 1,294,000      346,520
     Acter Group Corp., Ltd................................................   319,302    1,759,885
     Action Electronics Co., Ltd........................................... 1,395,000      333,473
#    Actron Technology Corp................................................   569,320    1,724,605
#    A-DATA Technology Co., Ltd............................................ 1,685,879    2,797,209
     Addcn Technology Co., Ltd.............................................   117,299      958,701
#    Adlink Technology, Inc................................................   858,031    1,345,774
     Advanced Ceramic X Corp...............................................   313,000    2,580,483
     Advanced International Multitech Co., Ltd.............................   888,000    1,182,904
*    Advanced Lithium Electrochemistry Cayman Co., Ltd.....................   804,796      423,501
*    Advanced Optoelectronic Technology, Inc...............................   642,000      327,174
#    Advanced Power Electronics Corp.......................................   113,000      107,751
     Advanced Wireless Semiconductor Co....................................   989,000    3,516,934
#    Advancetek Enterprise Co., Ltd........................................ 1,403,519      790,334
     AEON Motor Co., Ltd...................................................    10,800       13,797
     Aerospace Industrial Development Corp................................. 1,955,000    2,035,528
# *  AGV Products Corp..................................................... 3,439,433      781,761
*    Airmate Cayman International Co., Ltd.................................     7,000        7,153
#    Alchip Technologies, Ltd..............................................   343,000    2,095,042
     Alcor Micro Corp......................................................   278,000      132,667
     Alexander Marine Co., Ltd.............................................    17,000       25,173
*    ALI Corp.............................................................. 2,225,000      931,941
     All Ring Tech Co., Ltd................................................   476,000      628,338
#    Allied Circuit Co., Ltd...............................................   194,000      577,281
#    Allis Electric Co., Ltd............................................... 1,231,880      680,811
#    Alltek Technology Corp................................................ 1,115,750      706,944
#    Alltop Technology Co., Ltd............................................   417,000    1,028,362
     Alpha Networks, Inc................................................... 2,040,386    1,505,724
     Altek Corp............................................................ 2,032,945    1,570,658
     Amazing Microelectronic Corp..........................................   450,053    1,264,910
     Ambassador Hotel (The)................................................ 1,701,000    1,337,784
*    AMICCOM Electronics Corp..............................................   311,000      279,150
     Ampire Co., Ltd.......................................................   678,000      475,009
     AMPOC Far-East Co., Ltd...............................................   685,444      638,381
*    AmTRAN Technology Co., Ltd............................................ 7,236,951    2,608,034
     Anderson Industrial Corp.............................................. 1,002,416      293,158

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES    VALUE>>
                                                                            ---------- ----------
TAIWAN -- (Continued)
#    Anpec Electronics Corp................................................    503,007 $1,227,606
     AP Memory Technology Corp.............................................    242,375    366,348
     Apacer Technology, Inc................................................    662,325    709,972
     APAQ Technology Co., Ltd..............................................    401,120    467,500
     APCB, Inc.............................................................    963,000    835,499
#    Apex Biotechnology Corp...............................................    718,483    650,273
#    Apex International Co., Ltd...........................................  1,110,470  1,581,686
#    Apex Medical Corp.....................................................    464,500    361,526
*    Apex Science & Engineering............................................  1,046,132    418,916
#    Arcadyan Technology Corp..............................................    908,718  2,802,590
     Ardentec Corp.........................................................  3,366,274  3,134,488
     Argosy Research, Inc..................................................    408,000    774,499
     Asia Electronic Material Co., Ltd.....................................    470,000    272,796
     Asia Optical Co., Inc.................................................  1,699,000  4,685,518
*    Asia Pacific Telecom Co., Ltd.........................................  3,876,000    762,462
*    Asia Plastic Recycling Holding, Ltd...................................  1,699,182    330,010
     Asia Polymer Corp.....................................................  2,795,232  1,414,749
     Asia Tech Image, Inc..................................................    363,000    631,400
     Asia Vital Components Co., Ltd........................................  2,189,058  2,991,271
#    ASMedia Technology, Inc...............................................    170,424  2,733,199
#    ASPEED Technology, Inc................................................    157,599  4,118,410
     ASROCK, Inc...........................................................    264,000    651,148
     ATE Energy International Co., Ltd.....................................      9,000      9,731
     Aten International Co., Ltd...........................................    655,479  1,856,987
     Audix Corp............................................................    592,600    768,449
#    AURAS Technology Co., Ltd.............................................    378,148  2,847,327
     Aurona Industries, Inc................................................    490,000    299,650
     Aurora Corp...........................................................    510,349  1,576,380
     Avalue Technology, Inc................................................    320,000    843,838
     Avermedia Technologies................................................  1,411,446    498,497
     AVY Precision Technology, Inc.........................................    630,162    693,976
#    Awea Mechantronic Co., Ltd............................................    273,210    257,846
     Axiomtek Co., Ltd.....................................................    413,000    790,131
# *  Azurewave Technologies, Inc...........................................    457,000    285,995
     Bank of Kaohsiung Co., Ltd............................................  3,653,693  1,150,006
     Baolong International Co., Ltd........................................    436,000    192,569
     Basso Industry Corp...................................................    930,900  1,494,152
     BenQ Materials Corp...................................................  1,290,000    791,013
#    BES Engineering Corp.................................................. 11,253,750  3,005,797
     Bin Chuan Enterprise Co., Ltd.........................................    565,070    425,229
     Bionet Corp...........................................................    132,000    200,885
     Bionime Corp..........................................................    202,000    392,023
# *  Biostar Microtech International Corp..................................  1,252,975    464,728
#    Bioteque Corp.........................................................    375,308  1,607,438
     Bizlink Holding, Inc..................................................    842,492  5,727,560
# *  Boardtek Electronics Corp.............................................    893,000    809,758
     Bon Fame Co., Ltd.....................................................    135,000    240,368
     Bright Led Electronics Corp...........................................    809,520    399,254
     Brighton-Best International Taiwan, Inc...............................  1,051,318  1,104,582
     C Sun Manufacturing, Ltd..............................................  1,078,221    919,462
# *  Calin Technology Co., Ltd.............................................    122,000    119,182
*    Cameo Communications, Inc.............................................  1,675,818    444,320
#    Capital Futures Corp..................................................    747,642  1,055,188
     Capital Securities Corp............................................... 14,925,501  4,506,953
#    Career Technology MFG. Co., Ltd.......................................  2,999,843  3,720,969
*    Carnival Industrial Corp..............................................  1,011,790    324,118
#    Casetek Holdings, Ltd.................................................  1,315,571  2,375,029
     Cathay Chemical Works.................................................     30,000     17,647
     Cathay Real Estate Development Co., Ltd...............................  4,268,700  3,070,216

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                           ---------- ----------
TAIWAN -- (Continued)
#   Cayman Engley Industrial Co., Ltd.....................................    237,099 $  750,741
#   CCP Contact Probes Co., Ltd...........................................    137,000    170,220
    Celxpert Energy Corp..................................................    629,000    619,814
#   Center Laboratories, Inc..............................................  1,760,584  3,850,299
#   Central Reinsurance Co., Ltd..........................................    965,380    582,404
    Chain Chon Industrial Co., Ltd........................................  1,197,000    353,129
#   ChainQui Construction Development Co., Ltd............................    617,982    490,999
*   Champion Building Materials Co., Ltd..................................  2,387,851    508,560
#   Chang Wah Electromaterials, Inc.......................................    248,905  1,400,755
    Chang Wah Technology Co., Ltd.........................................    808,170  1,000,619
#   Channel Well Technology Co., Ltd......................................  1,263,000  1,043,473
    Chant Sincere Co., Ltd................................................    411,000    347,339
    Charoen Pokphand Enterprise...........................................  1,246,985  2,685,413
    Chaun-Choung Technology Corp..........................................    165,000  1,109,887
#   CHC Healthcare Group..................................................    722,000    981,316
#   CHC Resources Corp....................................................    495,282    832,430
#   Chen Full International Co., Ltd......................................    690,000    844,299
#   Chenbro Micom Co., Ltd................................................    459,000  1,150,747
#   Cheng Loong Corp......................................................  6,197,383  3,694,454
*   Cheng Mei Materials Technology Corp...................................  4,719,900  1,218,978
    Cheng Uei Precision Industry Co., Ltd.................................  2,870,331  4,300,015
    Chenming Mold Industry Corp...........................................    732,437    329,588
#   Chia Chang Co., Ltd...................................................    775,000    977,957
#   Chia Hsin Cement Corp.................................................  2,646,121  1,651,888
    Chian Hsing Forging Industrial Co., Ltd...............................    240,000    435,380
    Chicony Power Technology Co., Ltd.....................................  1,136,454  2,217,905
#   Chieftek Precision Co., Ltd...........................................    423,225  1,261,893
    Chien Kuo Construction Co., Ltd.......................................  1,660,312    552,801
#   Chilisin Electronics Corp.............................................  1,136,380  3,203,300
    Chime Ball Technology Co., Ltd........................................    203,840    298,322
    China Bills Finance Corp..............................................  5,842,000  2,860,262
    China Chemical & Pharmaceutical Co., Ltd..............................  1,893,000  1,189,593
    China Ecotek Corp.....................................................    214,000    251,103
    China Electric Manufacturing Corp.....................................  2,593,900    913,236
#   China Fineblanking Technology Co., Ltd................................    434,103    462,196
    China General Plastics Corp...........................................  2,934,829  2,163,183
    China Glaze Co., Ltd..................................................    507,002    209,862
    China Man-Made Fiber Corp............................................. 12,340,799  3,293,339
#   China Metal Products..................................................  1,987,603  2,054,041
    China Motor Corp......................................................    593,600    807,056
#   China Petrochemical Development Corp.................................. 22,284,150  7,423,859
#   China Steel Chemical Corp.............................................  1,164,554  4,832,745
#   China Steel Structure Co., Ltd........................................    621,000    499,743
#   China Wire & Cable Co., Ltd...........................................    716,160    625,562
#   Chinese Maritime Transport, Ltd.......................................    616,594    630,775
#   Ching Feng Home Fashions Co., Ltd.....................................    615,409    910,995
    Chin-Poon Industrial Co., Ltd.........................................  2,773,207  2,809,977
    Chipbond Technology Corp..............................................  3,819,000  7,566,493
    ChipMOS Techinologies, Inc............................................  2,190,076  2,167,219
    ChipMOS Technologies, Inc., ADR.......................................      5,134    100,823
    Chlitina Holding, Ltd.................................................    333,000  2,651,322
    Chong Hong Construction Co., Ltd......................................  1,313,666  3,535,870
#   Chun YU Works & Co., Ltd..............................................  1,442,000    937,725
    Chun Yuan Steel Industry Co., Ltd.....................................  2,655,529    894,153
    Chung Hsin Electric & Machinery Manufacturing Corp....................  2,875,375  1,922,340
#   Chung Hung Steel Corp.................................................  6,769,979  2,017,150
    Chung Hwa Food Industrial Co., Ltd....................................     96,850    275,103
    Chung Hwa Pulp Corp...................................................  3,774,405  1,145,897
    Chunghwa Chemical Synthesis & Biotech Co., Ltd........................    139,000    167,568

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES     VALUE>>
                                                                            --------- -----------
TAIWAN -- (Continued)
     Chunghwa Precision Test Tech Co., Ltd.................................     9,000 $   288,442
#    Chyang Sheng Dyeing & Finishing Co., Ltd.............................. 1,195,000     512,303
     Cleanaway Co., Ltd....................................................   615,000   3,191,650
     Clevo Co.............................................................. 3,736,200   4,518,075
*    CMC Magnetics Corp.................................................... 8,586,498   3,208,842
     C-Media Electronics, Inc..............................................   464,000     271,879
*    CoAsia Electronics Corp...............................................   803,397     283,485
#    Coland Holdings, Ltd..................................................   321,000     328,575
     Collins Co., Ltd......................................................   562,431     209,922
     Compeq Manufacturing Co., Ltd......................................... 7,608,000  10,643,134
     Compucase Enterprise..................................................   548,000     476,177
     Concord Securities Co., Ltd........................................... 4,106,723     990,109
#    Concraft Holding Co., Ltd.............................................   315,516   1,963,425
     Continental Holdings Corp............................................. 3,066,320   1,510,412
#    Contrel Technology Co., Ltd...........................................   976,000     520,339
     Coremax Corp..........................................................   471,275   1,242,046
     Coretronic Corp....................................................... 3,110,200   4,017,782
     Co-Tech Development Corp.............................................. 1,202,533   1,706,199
     Cowealth Medical Holding Co., Ltd.....................................   167,640     239,267
#    Coxon Precise Industrial Co., Ltd.....................................   819,000     479,646
     Creative Sensor, Inc..................................................   740,000     511,654
# *  CSBC Corp. Taiwan..................................................... 1,696,676   1,504,126
     CTCI Corp............................................................. 2,268,000   3,049,118
     C-Tech United Corp....................................................   376,971     265,800
#    Cub Elecparts, Inc....................................................   416,887   3,490,184
     CviLux Corp...........................................................   552,040     467,735
     CX Technology Co., Ltd................................................   313,755     205,290
     Cyberlink Corp........................................................   492,697   1,598,684
#    CyberPower Systems, Inc...............................................   310,000   1,043,672
     CyberTAN Technology, Inc.............................................. 2,390,779   1,399,055
     Cypress Technology Co., Ltd...........................................   241,700     636,071
#    DA CIN Construction Co., Ltd.......................................... 1,226,711     820,080
     Dadi Early-Childhood Education Group, Ltd.............................   212,357   1,806,741
     Dafeng TV, Ltd........................................................   482,870     606,117
#    Da-Li Development Co., Ltd............................................ 1,205,382   1,080,480
*    Danen Technology Corp................................................. 1,529,000      88,892
     Darfon Electronics Corp............................................... 1,568,550   2,101,505
     Darwin Precisions Corp................................................ 3,266,635   1,780,038
     Davicom Semiconductor, Inc............................................   611,888     336,884
     Daxin Materials Corp..................................................   353,200     975,510
#    De Licacy Industrial Co., Ltd......................................... 2,141,511   1,881,272
#    Delpha Construction Co., Ltd..........................................   809,931     428,038
     Depo Auto Parts Ind Co., Ltd..........................................   785,000   1,593,897
     Der Pao Construction Co., Ltd.........................................   902,078           0
     Dimerco Data System Corp..............................................   290,000     383,418
     Dimerco Express Corp..................................................   828,000     668,405
     D-Link Corp........................................................... 4,591,668   1,799,223
     Donpon Precision, Inc.................................................   104,000      65,113
     Draytek Corp..........................................................   332,000     306,406
     Dyaco International, Inc..............................................    36,224      46,980
#    DYNACOLOR, Inc........................................................   297,000     328,829
*    Dynamic Electronics Co., Ltd.......................................... 1,871,321     948,527
     Dynapack International Technology Corp................................ 1,071,000   2,121,577
     E Ink Holdings, Inc................................................... 3,485,000   3,419,467
     Eastern Media International Corp...................................... 3,491,511   1,174,880
#    ECOVE Environment Corp................................................   213,000   1,486,313
*    Edimax Technology Co., Ltd............................................ 1,368,108     471,180
     Edison Opto Corp......................................................   829,000     354,488
     Edom Technology Co., Ltd.............................................. 1,255,968     824,277

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES    VALUE>>
                                                                            ---------- ----------
TAIWAN -- (Continued)
#    eGalax_eMPIA Technology, Inc..........................................    364,131 $  592,748
     Egis Technology, Inc..................................................    444,000  3,991,155
     Elan Microelectronics Corp............................................  2,047,400  6,316,604
*    E-Lead Electronic Co., Ltd............................................    507,942    398,842
#    E-LIFE MALL Corp......................................................    512,000  1,116,569
#    Elite Advanced Laser Corp.............................................  1,009,226  1,844,037
#    Elite Material Co., Ltd...............................................  1,989,350  8,263,198
     Elite Semiconductor Memory Technology, Inc............................  2,053,200  2,149,931
*    Elitegroup Computer Systems Co., Ltd..................................  2,649,254  1,178,700
     eMemory Technology, Inc...............................................    501,000  5,529,082
     Emerging Display Technologies Corp....................................    748,000    426,830
*    ENG Electric Co., Ltd.................................................    562,514     54,583
#    Ennoconn Corp.........................................................    313,378  2,343,101
#    EnTie Commercial Bank Co., Ltd........................................  2,229,603  1,133,557
*    Epileds Technologies, Inc.............................................    584,000    265,571
     Episil Holdings, Inc..................................................    867,000    809,057
     Episil-Precision, Inc.................................................    183,000    330,190
#    Epistar Corp..........................................................  7,963,000  7,740,422
     Eslite Spectrum Corp. (The)...........................................     72,000    279,246
     Eson Precision Ind. Co., Ltd..........................................    525,000    648,162
     Eternal Materials Co., Ltd............................................  5,269,985  4,480,023
*    E-Ton Solar Tech Co., Ltd.............................................    188,196     13,267
*    Etron Technology, Inc.................................................  2,981,000    927,544
     Eurocharm Holdings Co., Ltd...........................................    213,000    867,595
# *  Everest Textile Co., Ltd..............................................  2,995,696  1,003,244
     Evergreen International Storage & Transport Corp......................  4,002,000  1,843,468
     Everlight Chemical Industrial Corp....................................  3,474,606  1,825,334
     Everlight Electronics Co., Ltd........................................  3,203,000  2,938,413
# *  Everspring Industry Co., Ltd..........................................  1,017,000    368,856
#    Excellence Opto, Inc..................................................     72,000     55,752
     Excelsior Medical Co., Ltd............................................    670,217  1,177,410
     EZconn Corp...........................................................    352,800    450,907
     Far Eastern Department Stores, Ltd....................................  8,676,000  7,446,487
     Far Eastern International Bank........................................ 17,723,659  6,953,231
     Faraday Technology Corp...............................................    860,305  1,629,202
#    Farglory F T Z Investment Holding Co., Ltd............................    621,957    433,038
     Farglory Land Development Co., Ltd....................................  2,402,000  3,052,580
*    Federal Corp..........................................................  3,285,238  1,448,873
     Feedback Technology Corp..............................................    247,200    478,437
     Feng Hsin Steel Co., Ltd..............................................  3,356,100  5,810,433
     Firich Enterprises Co., Ltd...........................................    115,000    142,435
*    First Copper Technology Co., Ltd......................................  1,136,000    352,021
     First Hi-Tec Enterprise Co., Ltd......................................    485,205    648,947
     First Hotel...........................................................  1,084,350    533,895
     First Insurance Co., Ltd. (The).......................................  1,424,179    661,472
#    First Steamship Co., Ltd..............................................  3,772,424  1,415,677
#    FIT Holding Co., Ltd..................................................    485,456    336,735
#    FLEXium Interconnect, Inc.............................................  2,293,087  8,239,298
     Flytech Technology Co., Ltd...........................................    826,309  1,911,646
#    FocalTech Systems Co., Ltd............................................  2,166,048  1,686,584
     Forest Water Environment Engineering Co., Ltd.........................    342,133    608,075
#    Formosa Advanced Technologies Co., Ltd................................  1,191,000  1,323,234
     Formosa International Hotels Corp.....................................    393,329  2,089,934
#    Formosa Laboratories, Inc.............................................    670,832    837,458
     Formosa Oilseed Processing Co., Ltd...................................    617,567    773,041
#    Formosa Optical Technology Co., Ltd...................................    160,000    332,883
     Formosan Rubber Group, Inc............................................  2,532,952  1,549,314
#    Formosan Union Chemical...............................................  2,529,193  1,083,959
     Fortune Electric Co., Ltd.............................................    935,078    783,942

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES    VALUE>>
                                                                            ---------- ----------
TAIWAN -- (Continued)
     Founding Construction & Development Co., Ltd..........................  1,138,623 $  605,689
     Foxsemicon Integrated Technology, Inc.................................    476,027  2,472,709
     Froch Enterprise Co., Ltd.............................................  1,262,189    530,888
     FSP Technology, Inc...................................................  1,062,427    732,311
     Fulgent Sun International Holding Co., Ltd............................    716,033  2,830,714
     Fullerton Technology Co., Ltd.........................................    668,600    431,843
     Fulltech Fiber Glass Corp.............................................  2,548,313  1,157,740
#    Fwusow Industry Co., Ltd..............................................    867,138    513,261
     G Shank Enterprise Co., Ltd...........................................    952,281    733,017
*    G Tech Optoelectronics Corp...........................................    749,354    250,420
#    Gallant Precision Machining Co., Ltd..................................  1,113,000    733,296
#    Gamania Digital Entertainment Co., Ltd................................    533,000  1,011,875
     GCS Holdings, Inc.....................................................    520,000  1,188,995
#    GEM Services, Inc.....................................................    493,570  1,155,334
*    Gemtek Technology Corp................................................  2,465,219  1,924,384
#    General Interface Solution Holding, Ltd...............................  1,457,000  5,467,106
#    General Plastic Industrial Co., Ltd...................................    410,357    417,948
#    Generalplus Technology, Inc...........................................    398,000    432,398
     Genesys Logic, Inc....................................................    593,000    696,084
#    Genius Electronic Optical Co., Ltd....................................    258,427  3,722,150
#    Genmont Biotech, Inc..................................................    299,000    244,688
     Genovate Biotechnology Co., Ltd.......................................    268,800    216,108
*    GeoVision, Inc........................................................    510,096    552,900
     Getac Technology Corp.................................................  2,870,360  4,705,649
*    Giantplus Technology Co., Ltd.........................................  1,722,900    796,305
     Gigabyte Technology Co., Ltd..........................................  3,933,800  6,560,102
*    Gigasolar Materials Corp..............................................    187,880    719,286
*    Gigastorage Corp......................................................  2,523,561    618,726
     Ginko International Co., Ltd..........................................    359,000  2,142,912
     Global Brands Manufacture, Ltd........................................  2,134,359  1,202,699
#    Global Lighting Technologies, Inc.....................................    605,000  1,869,649
     Global Mixed Mode Technology, Inc.....................................    520,000  2,165,493
     Global PMX Co., Ltd...................................................    248,000  1,380,763
#    Global Unichip Corp...................................................    638,000  5,593,723
     Globe Union Industrial Corp...........................................  1,644,914    904,297
     Gloria Material Technology Corp.......................................  3,757,547  2,344,317
*    GlycoNex, Inc.........................................................    258,000    170,596
# *  Gold Circuit Electronics, Ltd.........................................  3,019,227  1,517,740
     Golden Friends Corp...................................................    250,600    482,932
     Goldsun Building Materials Co., Ltd...................................  9,298,722  4,203,437
#    Good Will Instrument Co., Ltd.........................................    369,869    326,399
     Gourmet Master Co., Ltd...............................................    225,000  1,023,071
     Grand Fortune Securities Co., Ltd.....................................  1,616,000    471,733
#    Grand Ocean Retail Group, Ltd.........................................    610,000    594,339
*    Grand Pacific Petrochemical...........................................  6,864,000  4,145,095
     Grand Plastic Technology Corp.........................................    133,000    829,405
     GrandTech CG Systems, Inc.............................................    414,750    558,481
#    Grape King Bio, Ltd...................................................    790,000  4,891,107
     Great China Metal Industry............................................  1,134,000    883,577
     Great Taipei Gas Co., Ltd.............................................  1,912,000  1,951,136
     Great Wall Enterprise Co., Ltd........................................  4,503,311  5,572,918
     Greatek Electronics, Inc..............................................  2,226,000  3,128,556
*    Green Energy Technology, Inc..........................................  1,570,850     12,385
     Green River Holding Co., Ltd..........................................     15,950     36,587
#    GTM Holdings Corp.....................................................    801,150    682,995
     Hannstar Board Corp...................................................  2,191,934  3,211,364
#    HannStar Display Corp................................................. 20,229,505  4,298,474
*    HannsTouch Solution, Inc..............................................  4,346,782  1,971,558
#    Hanpin Electron Co., Ltd..............................................    384,000    423,621

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES    VALUE>>
                                                                            ---------- ----------
TAIWAN -- (Continued)
#    Harvatek Corp.........................................................  1,000,949 $  424,484
     Hey Song Corp.........................................................  2,037,750  2,125,345
     Hi-Clearance, Inc.....................................................    184,964    640,847
     Highlight Tech Corp...................................................    564,000    487,416
     HIM International Music, Inc..........................................    167,710    727,117
#    Hiroca Holdings, Ltd..................................................    559,448  1,170,594
#    Hitron Technology, Inc................................................  1,616,557    979,728
     Ho Tung Chemical Corp.................................................  6,817,684  1,586,113
     Hocheng Corp..........................................................  2,223,700    576,597
     Hold-Key Electric Wire & Cable Co., Ltd...............................    205,908     58,793
     Holiday Entertainment Co., Ltd........................................    572,800  1,279,520
     Holtek Semiconductor, Inc.............................................  1,333,000  2,906,778
     Holy Stone Enterprise Co., Ltd........................................  1,024,910  3,390,943
     Hong Pu Real Estate Development Co., Ltd..............................  1,717,185  1,254,474
#    Hong TAI Electric Industrial..........................................  1,589,000    547,612
#    Hong YI Fiber Industry Co.............................................  1,207,652    717,695
# *  Horizon Securities Co., Ltd...........................................  2,827,000    588,527
#    Hota Industrial Manufacturing Co., Ltd................................  1,553,932  5,751,219
     Hotron Precision Electronic Industrial Co., Ltd.......................    398,439    583,930
#    Hsin Kuang Steel Co., Ltd.............................................  1,962,443  1,837,211
     Hsin Yung Chien Co., Ltd..............................................    260,505    717,524
     Hsing TA Cement Co....................................................    488,162    294,075
#    Hu Lane Associate, Inc................................................    581,866  1,425,526
*    HUA ENG Wire & Cable Co., Ltd.........................................  2,885,565    941,683
     Huaku Development Co., Ltd............................................  1,821,816  5,001,082
     Huang Hsiang Construction Corp........................................    870,800  1,043,040
     Hung Ching Development & Construction Co., Ltd........................  1,254,000    974,393
*    Hung Sheng Construction, Ltd..........................................  4,300,080  2,958,627
     Huxen Corp............................................................    292,244    470,723
*    Hwa Fong Rubber Industrial Co., Ltd...................................  1,907,890    748,280
#    Hwacom Systems, Inc...................................................    442,000    228,074
     Ibase Technology, Inc.................................................    919,206  1,369,437
     IBF Financial Holdings Co., Ltd....................................... 16,336,731  5,846,971
     Ichia Technologies, Inc...............................................  2,100,000  1,215,903
*    I-Chiun Precision Industry Co., Ltd...................................  1,337,313    363,611
*    Ideal Bike Corp.......................................................  1,239,734    180,785
     IEI Integration Corp..................................................    819,832  1,522,620
     Infortrend Technology, Inc............................................  1,371,163    675,778
     Info-Tek Corp.........................................................    478,000    245,819
     Innodisk Corp.........................................................    472,121  2,065,066
#    Inpaq Technology Co., Ltd.............................................    461,000    551,831
#    Intai Technology Corp.................................................    250,000  1,095,289
# *  Integrated Service Technology, Inc....................................    595,326    841,577
     IntelliEPI, Inc.......................................................    212,000    462,589
#    International CSRC Investment Holdings Co.............................  5,888,363  6,336,332
     International Games System Co., Ltd...................................    443,000  5,697,923
     Iron Force Industrial Co., Ltd........................................    389,393  1,739,867
#    I-Sheng Electric Wire & Cable Co., Ltd................................    791,000  1,089,504
     ITE Technology, Inc...................................................  1,116,095  1,623,411
#    ITEQ Corp.............................................................  1,305,614  6,612,804
     J Touch Corp..........................................................     11,000          0
     Jarllytec Co., Ltd....................................................    392,000    906,240
     Jentech Precision Industrial Co., Ltd.................................    499,868  2,792,288
     Jess-Link Products Co., Ltd...........................................    778,925    764,392
     Jih Lin Technology Co., Ltd...........................................    324,000    639,428
     Jih Sun Financial Holdings Co., Ltd................................... 12,115,434  3,806,637
#    Jinan Acetate Chemical Co., Ltd.......................................     53,900    218,639
     Jinli Group Holdings, Ltd.............................................  1,018,681    434,888
#    JMC Electronics Co., Ltd..............................................    208,000    627,001

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            SHARES     VALUE>>
                                                                           --------- -----------
TAIWAN -- (Continued)
#   Jourdeness Group, Ltd.................................................   176,000 $   589,724
#   K Laser Technology, Inc............................................... 1,036,000     766,134
#   Kaimei Electronic Corp................................................   801,756   1,121,966
    Kaori Heat Treatment Co., Ltd.........................................   601,197     787,834
#   Kaulin Manufacturing Co., Ltd.........................................   896,330     450,848
    KEE TAI Properties Co., Ltd........................................... 2,783,473   1,120,181
    Kenda Rubber Industrial Co., Ltd...................................... 1,379,000   1,469,137
#   Kenmec Mechanical Engineering Co., Ltd................................ 1,228,000     623,529
    Kerry TJ Logistics Co., Ltd........................................... 1,612,000   2,015,377
*   Key Ware Electronics Co., Ltd.........................................   266,244     109,217
#   Kindom Development Co., Ltd........................................... 2,452,000   2,558,333
    King Chou Marine Technology Co., Ltd..................................   482,920     544,826
    King Slide Works Co., Ltd.............................................    67,000     800,625
    King Yuan Electronics Co., Ltd........................................ 8,440,979  10,573,852
*   Kingcan Holdings, Ltd.................................................   254,844     123,568
#   Kingpak Technology, Inc...............................................   239,773   1,166,668
#   King's Town Bank Co., Ltd............................................. 4,651,701   4,839,532
*   King's Town Construction Co., Ltd.....................................   825,074     791,139
#   Kinik Co..............................................................   816,000   1,839,822
*   Kinko Optical Co., Ltd................................................ 1,023,000     984,474
    Kinpo Electronics..................................................... 9,631,157   3,554,301
#   Kinsus Interconnect Technology Corp................................... 2,248,000   3,551,074
    KMC Kuei Meng International, Inc......................................   456,253   1,519,822
#   KNH Enterprise Co., Ltd...............................................   333,020     114,936
#   KS Terminals, Inc.....................................................   949,482   1,593,497
    Kung Long Batteries Industrial Co., Ltd...............................   460,000   2,182,905
*   Kung Sing Engineering Corp............................................ 2,033,000     545,204
    Kuo Toong International Co., Ltd...................................... 1,878,648   1,171,991
    Kuoyang Construction Co., Ltd......................................... 3,902,383   1,902,257
    Kwong Fong Industries Corp............................................   788,764     357,425
    Kwong Lung Enterprise Co., Ltd........................................   477,000     700,076
    KYE Systems Corp...................................................... 1,826,672     481,339
    L&K Engineering Co., Ltd.............................................. 1,281,048   1,064,242
#   La Kaffa International Co., Ltd.......................................   106,701     576,997
*   LAN FA Textile........................................................ 1,708,933     385,380
#   Land Mark Optoelectronics Corp........................................   505,300   4,248,117
#   Lanner Electronics, Inc...............................................   813,916   1,835,212
    Laser Tek Taiwan Co., Ltd.............................................   528,504     446,457
#   Laster Tech Corp., Ltd................................................   330,589     356,341
    Leader Electronics, Inc...............................................   749,000     179,391
    Lealea Enterprise Co., Ltd............................................ 5,635,892   1,738,270
    Ledlink Optics, Inc...................................................   325,300     253,718
#   LEE CHI Enterprises Co., Ltd.......................................... 1,386,000     420,611
    Lelon Electronics Corp................................................   545,300     750,011
#   Lemtech Holdings Co., Ltd.............................................   173,982     673,300
*   Leofoo Development Co., Ltd........................................... 1,810,116     529,230
*   LES Enphants Co., Ltd.................................................   986,754     231,762
    Lextar Electronics Corp............................................... 2,301,500   1,346,278
#   Li Cheng Enterprise Co., Ltd..........................................   628,184     993,911
    Li Peng Enterprise Co., Ltd........................................... 5,029,897   1,155,074
#   Lian HWA Food Corp....................................................   594,956     813,521
    Lida Holdings, Ltd....................................................   336,400     443,666
    Lien Hwa Industrial Holdings Corp..................................... 5,230,666   5,960,336
    Lifestyle Global Enterprise, Inc......................................   110,000     267,824
    Lingsen Precision Industries, Ltd..................................... 2,752,506     830,765
#   Lion Travel Service Co., Ltd..........................................   284,000     723,012
    Lite-On Semiconductor Corp............................................ 1,698,539   2,331,492
    Long Bon International Co., Ltd....................................... 2,437,093   1,296,220
#   Longchen Paper & Packaging Co., Ltd................................... 4,212,685   1,870,841

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                            --------- ----------
TAIWAN -- (Continued)
     Longwell Co...........................................................   788,000 $1,892,652
     Lotes Co., Ltd........................................................   518,923  4,870,023
# *  Lotus Pharmaceutical Co., Ltd.........................................    51,000    163,155
     Lu Hai Holding Corp...................................................   322,024    415,301
*    Lucky Cement Corp..................................................... 1,645,000    433,224
     Lumax International Corp., Ltd........................................   593,592  1,561,178
     Lung Yen Life Service Corp............................................ 1,281,000  2,554,335
# *  LuxNet Corp...........................................................   594,153    498,362
     Macauto Industrial Co., Ltd...........................................   390,000  1,278,339
#    Machvision, Inc.......................................................   247,000  2,455,202
     Macroblock, Inc.......................................................   301,010  1,198,187
#    Makalot Industrial Co., Ltd........................................... 1,309,010  7,308,058
#    Marketech International Corp..........................................   168,000    355,935
     Materials Analysis Technology, Inc....................................   291,041    703,415
     Mayer Steel Pipe Corp.................................................   944,567    455,908
     Maywufa Co., Ltd......................................................    69,322     30,177
     Mechema Chemicals International Corp..................................   236,000    556,775
     Meiloon Industrial Co.................................................   919,730    736,964
     Mercuries & Associates Holding, Ltd................................... 3,047,696  1,942,065
*    Mercuries Life Insurance Co., Ltd..................................... 8,999,820  3,177,551
#    Merry Electronics Co., Ltd............................................ 1,372,216  6,715,272
*    Microbio Co., Ltd..................................................... 2,852,607  1,250,350
     Microelectronics Technology, Inc......................................   367,655    271,054
     Mildef Crete, Inc.....................................................   365,000    559,661
# *  MIN AIK Technology Co., Ltd........................................... 1,087,452    481,471
#    Mirle Automation Corp................................................. 1,131,098  1,441,632
     Mitac Holdings Corp................................................... 6,124,213  5,382,153
     Mobiletron Electronics Co., Ltd.......................................   496,800    617,637
     momo.com, Inc.........................................................   235,000  2,036,803
#    Mosel Vitelic, Inc....................................................   278,486    177,340
*    Motech Industries, Inc................................................ 3,683,731  1,150,262
     MPI Corp..............................................................   474,000    962,164
#    Nak Sealing Technologies Corp.........................................   412,954    952,300
     Namchow Holdings Co., Ltd............................................. 1,262,000  2,053,344
     Nan Kang Rubber Tire Co., Ltd......................................... 3,870,952  7,054,552
#    Nan Liu Enterprise Co., Ltd...........................................   309,000  1,403,514
     Nan Ren Lake Leisure Amusement Co., Ltd...............................   765,000    328,131
     Nan Ya Printed Circuit Board Corp..................................... 1,888,000  3,419,028
     Nang Kuang Pharmaceutical Co., Ltd....................................   436,000    586,003
     Nantex Industry Co., Ltd.............................................. 2,022,606  2,095,829
     National Aerospace Fasteners Corp.....................................    41,000    131,865
     National Petroleum Co., Ltd...........................................   217,824    304,452
     Netronix, Inc.........................................................   464,000    626,210
*    New Asia Construction & Development Corp..............................   338,835     68,021
     New Best Wire Industrial Co., Ltd.....................................   195,600    160,479
#    New Era Electronics Co., Ltd..........................................   312,000    202,541
     Nexcom International Co., Ltd.........................................   707,094    632,442
#    Nichidenbo Corp....................................................... 1,187,417  1,885,378
     Nien Hsing Textile Co., Ltd...........................................   984,345    727,092
     Niko Semiconductor Co., Ltd...........................................   357,000    602,177
     Nishoku Technology, Inc...............................................   253,400    423,215
#    Nova Technology Corp..................................................    76,000    375,259
#    Nuvoton Technology Corp...............................................   709,127  1,081,048
*    O-Bank Co., Ltd....................................................... 1,401,000    353,624
# *  Ocean Plastics Co., Ltd............................................... 1,107,200  1,387,663
#    On-Bright Electronics, Inc............................................   240,052  1,411,186
     OptoTech Corp......................................................... 2,745,804  2,324,507
     Orient Europharma Co., Ltd............................................   305,000    570,182
*    Orient Semiconductor Electronics, Ltd................................. 3,052,599  1,642,420

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                            --------- ----------
TAIWAN -- (Continued)
     Oriental Union Chemical Corp.......................................... 4,612,267 $3,331,180
     O-TA Precision Industry Co., Ltd......................................   111,227    177,227
     Pacific Construction Co............................................... 1,868,921    715,587
     Pacific Hospital Supply Co., Ltd......................................   419,000  1,112,322
#    Paiho Shih Holdings Corp.............................................. 1,033,365  1,460,464
     Pan Jit International, Inc............................................ 2,178,486  2,051,207
     Pan-International Industrial Corp..................................... 3,108,747  2,394,923
     Panion & BF Biotech, Inc..............................................     5,000     15,207
     Parade Technologies, Ltd..............................................   358,401  6,925,037
*    Paragon Technologies Co., Ltd.........................................   480,246    354,785
     Parpro Corp...........................................................   233,000    271,971
     PCL Technologies, Inc.................................................   310,810  1,023,845
     P-Duke Technology Co., Ltd............................................   345,950    880,016
# *  Pharmally International Holding Co., Ltd..............................   344,452  2,620,717
# *  Phihong Technology Co., Ltd........................................... 2,328,401    667,976
     Phoenix Tours International, Inc......................................   291,322    356,843
#    Pixart Imaging, Inc...................................................   945,150  3,637,444
     Planet Technology Corp................................................   196,000    411,630
     Plastron Precision Co., Ltd...........................................   627,460    379,939
#    Plotech Co., Ltd......................................................   684,000    484,433
#    Polytronics Technology Corp...........................................   377,027    847,098
     Posiflex Technology, Inc..............................................   227,457    779,507
     Power Wind Health Industry, Inc.......................................   180,524  1,264,349
     Poya International Co., Ltd...........................................   363,098  4,987,621
     President Securities Corp............................................. 6,425,524  2,785,253
     Primax Electronics, Ltd............................................... 2,795,000  5,959,630
#    Prince Housing & Development Corp..................................... 8,734,644  3,228,363
*    Princeton Technology Corp............................................. 1,016,000    267,048
     Pro Hawk Corp.........................................................   122,000    571,321
     Prodisc Technology, Inc............................................... 1,707,199          0
     Promate Electronic Co., Ltd........................................... 1,201,000  1,338,739
*    Promise Technology, Inc............................................... 1,094,286    248,122
#    Prosperity Dielectrics Co., Ltd.......................................   597,559  1,171,339
     P-Two Industries, Inc.................................................   110,500    114,203
     Qisda Corp............................................................ 3,180,900  2,385,302
#    QST International Corp................................................   407,000    877,739
     Qualipoly Chemical Corp...............................................   662,048    591,529
#    Quang Viet Enterprise Co., Ltd........................................   119,000    588,091
#    Quanta Storage, Inc................................................... 1,493,000  1,845,150
     Quintain Steel Co., Ltd............................................... 1,680,823    355,062
#    Radiant Opto-Electronics Corp......................................... 1,577,000  6,261,127
     Radium Life Tech Co., Ltd............................................. 5,311,242  2,119,088
#    Rafael Microelectronics, Inc..........................................   165,000    995,669
     Rechi Precision Co., Ltd.............................................. 2,521,181  1,972,654
#    Rexon Industrial Corp., Ltd...........................................    81,000    219,452
     Rich Development Co., Ltd............................................. 4,356,036  1,558,670
#    RichWave Technology Corp..............................................   339,900  2,661,762
*    Right WAY Industrial Co., Ltd.........................................    96,000     55,328
*    Ritek Corp............................................................ 8,749,924  2,326,906
# *  Roo Hsing Co., Ltd.................................................... 4,569,000  1,723,131
# *  Rotam Global Agrosciences, Ltd........................................   497,268    275,147
#    Ruentex Engineering & Construction Co.................................   215,000    418,524
     Ruentex Industries, Ltd...............................................   816,000  1,959,253
# *  Run Long Construction Co., Ltd........................................   243,000    547,168
# *  Sagittarius Life Science Corp.........................................   156,889    269,942
#    Samebest Co., Ltd.....................................................   168,420    745,704
     Sampo Corp............................................................ 2,587,861  1,684,338
     San Fang Chemical Industry Co., Ltd................................... 1,333,647  1,053,829
     San Far Property, Ltd.................................................   205,761    157,874

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                            --------- ----------
TAIWAN -- (Continued)
     San Shing Fastech Corp................................................   782,875 $1,330,163
     Sanitar Co., Ltd......................................................   311,000    355,706
     Sanyang Motor Co., Ltd................................................ 4,243,628  3,043,933
#    SCI Pharmtech, Inc....................................................   422,395  1,545,961
#    Scientech Corp........................................................   315,000    568,176
     SDI Corp..............................................................   937,000  1,911,593
     Sea Sonic Electronics Co., Ltd........................................    45,000     60,287
#    Senao International Co., Ltd..........................................   802,541    806,431
#    Senao Networks, Inc...................................................   179,000    747,692
     Sercomm Corp.......................................................... 1,654,000  4,351,762
     Sesoda Corp........................................................... 1,393,047  1,158,988
     Shan-Loong Transportation Co., Ltd....................................   558,000    541,775
     Sharehope Medicine Co., Ltd...........................................   745,612    711,195
     Sheng Yu Steel Co., Ltd...............................................   867,980    571,477
     ShenMao Technology, Inc...............................................   604,891    451,324
     Shieh Yih Machinery Industry Co., Ltd.................................   166,000     58,079
#    Shih Her Technologies, Inc............................................   350,000    465,007
*    Shih Wei Navigation Co., Ltd.......................................... 1,334,081    377,325
     Shihlin Electric & Engineering Corp................................... 1,745,000  2,592,246
     Shin Hai Gas Corp.....................................................     1,245      1,696
     Shin Zu Shing Co., Ltd................................................ 1,117,144  4,430,358
*    Shinih Enterprise Co., Ltd............................................    71,000     40,237
*    Shining Building Business Co., Ltd.................................... 2,983,814  1,165,099
#    Shinkong Insurance Co., Ltd........................................... 1,482,131  1,859,366
     Shinkong Synthetic Fibers Corp........................................ 9,824,395  3,602,771
     Shinkong Textile Co., Ltd.............................................   979,542  1,383,359
     Shiny Chemical Industrial Co., Ltd....................................   493,031  1,477,607
*    Shuttle, Inc.......................................................... 2,436,152    941,877
     Sigurd Microelectronics Corp.......................................... 2,749,974  3,351,706
# *  Silicon Integrated Systems Corp....................................... 3,521,887    939,409
     Silitech Technology Corp..............................................   221,729    172,561
     Simplo Technology Co., Ltd............................................   960,800  8,850,097
     Sinbon Electronics Co., Ltd........................................... 1,603,813  6,489,719
     Sincere Navigation Corp............................................... 2,484,139  1,355,978
     Single Well Industrial Corp...........................................   267,224    231,447
     Sinher Technology, Inc................................................   332,000    458,383
     Sinmag Equipment Corp.................................................   285,056    962,525
     Sino-American Electronic Co., Ltd.....................................   564,703          0
#    Sinon Corp............................................................ 3,021,510  1,870,934
     Sinphar Pharmaceutical Co., Ltd....................................... 1,128,938    718,944
     Sinyi Realty Co....................................................... 1,656,660  1,747,682
#    Sirtec International Co., Ltd.........................................   725,600    727,693
     Sitronix Technology Corp..............................................   799,879  4,773,038
#    Siward Crystal Technology Co., Ltd.................................... 1,131,000    741,618
     Soft-World International Corp.........................................   797,000  2,002,490
*    Solar Applied Materials Technology Co................................. 1,726,207  1,299,614
     Solomon Technology Corp...............................................   829,000    556,588
#    Solteam, Inc..........................................................   484,034    458,175
     Song Shang Electronics Co., Ltd.......................................   649,840    297,591
#    Sonix Technology Co., Ltd............................................. 1,094,000  1,197,323
#    Southeast Cement Co., Ltd............................................. 1,053,700    592,264
# *  Speed Tech Corp.......................................................   435,000  1,005,002
     Spirox Corp...........................................................   667,824    572,225
     Sporton International, Inc............................................   506,192  3,158,508
#    St Shine Optical Co., Ltd.............................................   258,000  4,030,474
#    Standard Chemical & Pharmaceutical Co., Ltd...........................   880,571    951,398
#    Stark Technology, Inc.................................................   699,688  1,266,776
     Sun Race Sturmey-Archer, Inc..........................................   253,000    211,275
     Sun Yad Construction Co., Ltd.........................................   135,000     59,357

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES    VALUE>>
                                                                            ---------- ----------
TAIWAN -- (Continued)
*    Sunko INK Co., Ltd....................................................    865,000 $  245,670
     Sunny Friend Environmental Technology Co., Ltd........................    509,000  4,406,738
#    Sunonwealth Electric Machine Industry Co., Ltd........................  1,471,487  1,832,035
     Sunplus Technology Co., Ltd...........................................  4,002,000  1,818,405
#    Sunrex Technology Corp................................................    896,612  1,091,224
     Sunspring Metal Corp..................................................    752,000    705,928
     Sunty Development Co., Ltd............................................     42,000     22,029
     Supreme Electronics Co., Ltd..........................................  2,838,508  2,703,957
#    Swancor Holding Co., Ltd..............................................    429,206  1,214,280
#    Sweeten Real Estate Development Co., Ltd..............................    640,061    479,182
#    Symtek Automation Asia Co., Ltd.......................................    305,172    723,763
     Syncmold Enterprise Corp..............................................    826,750  2,123,472
#    Synmosa Biopharma Corp................................................    731,601    581,235
#    Sysage Technology Co., Ltd............................................    852,041    929,850
*    Sysgration............................................................    945,256    199,276
     Systex Corp...........................................................  1,365,388  3,320,046
     T3EX Global Holdings Corp.............................................    716,117    549,310
#    TA Chen Stainless Pipe................................................  1,426,251  1,539,000
     Ta Liang Technology Co., Ltd..........................................    384,000    447,382
#    Ta Ya Electric Wire & Cable...........................................  4,472,318  1,563,978
     Ta Yih Industrial Co., Ltd............................................    213,000    463,580
     Tah Hsin Industrial Corp..............................................    439,600    515,488
     TAI Roun Products Co., Ltd............................................    201,000     66,035
#    TA-I Technology Co., Ltd..............................................    737,788    977,647
# *  Tai Tung Communication Co., Ltd.......................................    604,197    313,846
     Taichung Commercial Bank Co., Ltd..................................... 18,577,514  7,176,286
#    TaiDoc Technology Corp................................................    387,470  1,593,308
     Taiflex Scientific Co., Ltd...........................................  1,462,340  2,055,589
#    Taimide Tech, Inc.....................................................    672,262  1,106,521
#    Tainan Enterprises Co., Ltd...........................................    835,370    658,336
#    Tainan Spinning Co., Ltd..............................................  9,507,044  3,494,311
*    Tainergy Tech Co., Ltd................................................  1,582,000    299,155
     Tainet Communication System Corp......................................     66,000    127,854
     Tai-Saw Technology Co., Ltd...........................................    235,120    165,612
#    TaiSol Electronics Co., Ltd...........................................     63,000    186,735
#    Taisun Enterprise Co., Ltd............................................  2,195,648  1,532,191
     Taita Chemical Co., Ltd...............................................  1,459,570    542,667
#    Taiwan Chinsan Electronic Industrial Co., Ltd.........................    670,935    761,925
     Taiwan Cogeneration Corp..............................................  2,747,566  2,643,413
     Taiwan Fire & Marine Insurance Co., Ltd...............................  1,356,338    915,107
     Taiwan FU Hsing Industrial Co., Ltd...................................  1,155,000  1,654,963
     Taiwan Glass Industry Corp............................................    235,000     89,546
     Taiwan Hon Chuan Enterprise Co., Ltd..................................  2,083,468  3,755,552
#    Taiwan Hopax Chemicals Manufacturing Co., Ltd.........................  1,321,120    838,578
     Taiwan Kolin Co., Ltd.................................................  1,356,000          0
*    Taiwan Land Development Corp..........................................  6,458,991  1,832,959
#    Taiwan Line Tek Electronic............................................    424,306    407,747
     Taiwan Mask Corp......................................................    121,000    126,404
     Taiwan Navigation Co., Ltd............................................  1,288,777    779,648
     Taiwan Optical Platform Co., Ltd......................................      9,547     33,939
     Taiwan Paiho, Ltd.....................................................  1,879,287  4,910,093
     Taiwan PCB Techvest Co., Ltd..........................................  2,035,238  2,442,288
# *  Taiwan Prosperity Chemical Corp.......................................    457,000    215,352
     Taiwan Pulp & Paper Corp..............................................  2,157,980  1,420,248
#    Taiwan Sakura Corp....................................................  1,498,803  2,374,199
     Taiwan Sanyo Electric Co., Ltd........................................    417,400    418,316
     Taiwan Secom Co., Ltd.................................................     19,000     54,393
     Taiwan Semiconductor Co., Ltd.........................................  1,622,000  2,709,577
     Taiwan Shin Kong Security Co., Ltd....................................  1,728,710  2,132,653

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES    VALUE>>
                                                                            ---------- ----------
TAIWAN -- (Continued)
     Taiwan Styrene Monomer................................................  3,527,209 $2,501,736
     Taiwan Surface Mounting Technology Corp...............................  1,892,388  6,186,609
     Taiwan Taxi Co., Ltd..................................................     61,740    144,654
     Taiwan TEA Corp.......................................................  5,442,897  3,036,697
     Taiwan Union Technology Corp..........................................  1,584,000  6,941,961
     Taiyen Biotech Co., Ltd...............................................    724,883    764,414
# *  Tatung Co., Ltd.......................................................  5,377,015  3,231,697
     Tayih Lun An Co., Ltd.................................................    315,890    239,942
#    TCI Co., Ltd..........................................................    454,746  5,021,775
     Te Chang Construction Co., Ltd........................................    334,206    327,291
     Tehmag Foods Corp.....................................................    154,800  1,133,512
     Ten Ren Tea Co., Ltd..................................................    164,980    208,552
     Test Research, Inc....................................................  1,195,820  2,001,019
     Test-Rite International Co., Ltd......................................  1,999,495  1,425,976
*    Tex-Ray Industrial Co., Ltd...........................................    803,000    223,359
     Thinking Electronic Industrial Co., Ltd...............................    630,204  1,696,050
#    Thye Ming Industrial Co., Ltd.........................................  1,153,669  1,210,022
     Ton Yi Industrial Corp................................................  5,537,644  2,211,686
     Tong Hsing Electronic Industries, Ltd.................................  1,128,963  5,000,993
     Tong Yang Industry Co., Ltd...........................................  3,026,741  4,725,532
     Tong-Tai Machine & Tool Co., Ltd......................................  1,557,892    881,919
#    TOPBI International Holdings, Ltd.....................................    392,464  1,308,578
     Topco Scientific Co., Ltd.............................................  1,306,087  4,153,389
     Topco Technologies Corp...............................................    283,720    642,059
     Topkey Corp...........................................................    103,000    450,213
     Topoint Technology Co., Ltd...........................................  1,034,898    763,404
#    Toung Loong Textile Manufacturing.....................................    671,000  1,047,651
# *  TPK Holding Co., Ltd..................................................  2,515,000  5,471,748
#    Trade-Van Information Services Co.....................................    245,000    291,898
     Transart Graphics Co., Ltd............................................     18,000     34,682
     Transcend Information, Inc............................................  1,069,000  2,321,147
*    TrueLight Corp........................................................     37,100     40,481
     Tsang Yow Industrial Co., Ltd.........................................    510,000    332,245
     Tsann Kuen Enterprise Co., Ltd........................................    357,686    203,251
     TSC Auto ID Technology Co., Ltd.......................................    195,470  1,596,266
*    TSEC Corp.............................................................  2,208,432    603,621
     TSRC Corp.............................................................  4,847,200  3,863,343
     Ttet Union Corp.......................................................    299,000  1,220,279
     TTFB Co., Ltd.........................................................     65,000    569,387
     TTY Biopharm Co., Ltd.................................................  1,692,979  4,457,094
     Tung Ho Steel Enterprise Corp.........................................  6,327,000  4,485,757
# *  Tung Thih Electronic Co., Ltd.........................................    466,600  1,113,641
     TURVO International Co., Ltd..........................................    437,922  1,017,937
     TXC Corp..............................................................  2,192,053  2,685,983
     TYC Brother Industrial Co., Ltd.......................................  1,402,980  1,382,686
# *  Tycoons Group Enterprise..............................................  2,822,767    535,962
     Tyntek Corp...........................................................  2,237,039  1,083,166
     UDE Corp..............................................................    473,000    404,686
     Ultra Chip, Inc.......................................................    441,000    454,474
     U-Ming Marine Transport Corp..........................................  3,585,000  3,973,316
*    Union Bank Of Taiwan..................................................  8,770,311  3,070,778
#    Union Insurance Co., Ltd..............................................    425,660    271,293
     Unitech Computer Co., Ltd.............................................    684,804    497,118
     Unitech Printed Circuit Board Corp....................................  4,161,937  4,526,123
     United Integrated Services Co., Ltd...................................  1,221,951  6,354,770
     United Orthopedic Corp................................................    673,935  1,011,330
#    United Radiant Technology.............................................    712,000    415,952
*    United Renewable Energy Co., Ltd...................................... 15,352,403  4,153,006
# *  Unity Opto Technology Co., Ltd........................................  2,760,500    613,050

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- -----------
TAIWAN -- (Continued)
     Univacco Technology, Inc..............................................     32,000 $    26,347
     Universal Cement Corp.................................................  2,965,433   1,831,283
*    Universal Microelectronics Co., Ltd...................................     29,000      15,933
#    Universal Microwave Technology, Inc...................................    371,534   1,158,125
# *  Unizyx Holding Corp...................................................  2,479,430   1,661,130
     UPC Technology Corp...................................................  7,040,124   2,378,156
     Userjoy Technology Co., Ltd...........................................    240,487     612,570
     USI Corp..............................................................  6,976,156   3,067,138
*    Usun Technology Co., Ltd..............................................    354,200     291,737
#    Utechzone Co., Ltd....................................................    357,000     709,595
#    Ve Wong Corp..........................................................    660,696     583,511
#    VHQ Media Holdings, Ltd...............................................    152,000     582,072
     Victory New Materials, Ltd. Co........................................    964,832     503,219
     Visual Photonics Epitaxy Co., Ltd.....................................  1,153,772   4,511,000
     Vivotek, Inc..........................................................    184,704     601,283
#    Wafer Works Corp......................................................  2,761,548   3,170,956
     Waffer Technology Corp................................................    780,000     346,792
     Wah Hong Industrial Corp..............................................    144,021     115,715
     Wah Lee Industrial Corp...............................................  1,277,000   2,264,184
#    Walsin Technology Corp................................................  1,910,793  11,439,639
#    Walton Advanced Engineering, Inc......................................  2,267,197     687,172
     Wan Hai Lines, Ltd....................................................     39,000      23,199
     WAN HWA Enterprise Co.................................................    781,238     337,270
*    Ways Technical Corp., Ltd.............................................    189,000     192,995
     Wei Chuan Foods Corp..................................................  1,398,000   1,209,536
     Wei Mon Industry Co., Ltd.............................................  3,075,282           0
     Weikeng Industrial Co., Ltd...........................................  2,285,459   1,350,764
     Well Shin Technology Co., Ltd.........................................    680,000   1,112,823
#    Weltrend Semiconductor................................................    182,000     155,783
*    Wha Yu Industrial Co., Ltd............................................    301,000     177,684
     Wholetech System Hitech, Ltd..........................................    207,000     193,463
#    Winmate, Inc..........................................................    230,000     433,978
     Winstek Semiconductor Co., Ltd........................................    454,000     399,856
     Wintek Corp...........................................................  5,447,000      61,394
     Wisdom Marine Lines Co., Ltd..........................................  2,649,953   2,661,643
     Wisechip Semiconductor, Inc...........................................    137,302     152,246
     Wistron NeWeb Corp....................................................  2,075,155   5,171,753
     Wowprime Corp.........................................................    487,000   1,220,312
     WT Microelectronics Co., Ltd..........................................  3,725,450   4,255,787
     WUS Printed Circuit Co., Ltd..........................................  1,428,930   1,822,951
#    XAC Automation Corp...................................................    539,000     514,385
     XPEC Entertainment, Inc...............................................    192,135      15,653
     Xxentria Technology Materials Corp....................................    985,207   2,212,741
*    Yang Ming Marine Transport Corp.......................................  8,749,981   2,177,106
     YC INOX Co., Ltd......................................................  2,562,388   2,200,003
#    YCC Parts Manufacturing Co., Ltd......................................    204,000     300,871
     Yea Shin International Development Co., Ltd...........................    873,076     485,417
     Yem Chio Co., Ltd.....................................................  3,328,673   1,280,122
# *  Yeong Guan Energy Technology Group Co., Ltd...........................    593,929   1,268,506
     YFC-Boneagle Electric Co., Ltd........................................    699,000     622,584
#    YFY, Inc.............................................................. 10,846,212   4,260,404
     Yi Jinn Industrial Co., Ltd...........................................  1,430,284     669,554
     Yieh Phui Enterprise Co., Ltd.........................................  9,599,049   2,875,407
     Ying Han Technology Co., Ltd..........................................     73,000      70,421
#    Yonyu Plastics Co., Ltd...............................................    487,600     550,421
     Young Fast Optoelectronics Co., Ltd...................................    905,872     577,362
     Young Optics, Inc.....................................................      7,000      18,248
#    Youngtek Electronics Corp.............................................    883,666   1,186,311
     Yuanta Futures Co., Ltd...............................................    302,000     559,341

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES       VALUE>>
                                                                           ----------- --------------
TAIWAN -- (Continued)
    Yulon Finance Corp....................................................     906,928 $    3,364,463
#   Yulon Motor Co., Ltd..................................................   4,899,000      3,150,613
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.......................     452,869      1,064,063
    Yungshin Construction & Development Co., Ltd..........................     652,000        710,735
    YungShin Global Holding Corp..........................................   1,441,015      2,055,130
    Yusin Holding Corp....................................................       6,721         15,610
    Zeng Hsing Industrial Co., Ltd........................................     408,107      1,780,056
    Zenitron Corp.........................................................   1,414,000        982,160
    Zero One Technology Co., Ltd..........................................     764,000        782,950
#   Zig Sheng Industrial Co., Ltd.........................................   3,502,732        930,280
#   Zinwell Corp..........................................................   2,261,586      1,662,795
#   Zippy Technology Corp.................................................     865,948      1,019,095
    ZongTai Real Estate Development Co., Ltd..............................   1,123,849        990,979
                                                                                       --------------
TOTAL TAIWAN..............................................................              1,235,750,803
                                                                                       --------------
THAILAND -- (3.8%)
    AAPICO Hitech PCL.....................................................      82,700         40,809
    AAPICO Hitech PCL.....................................................     966,439        476,898
    Advanced Information Technology PCL, Class F..........................     739,600        470,287
    AEON Thana Sinsap Thailand PCL........................................     527,600      3,564,511
    AEON Thana Sinsap Thailand PCL........................................      71,300        481,709
    After You PCL.........................................................   2,797,500      1,065,450
    Aikchol Hospital PCL..................................................      67,300         34,547
    AJ Plast PCL..........................................................   1,543,188        419,081
    Allianz Ayudhya Capital PCL...........................................     195,200        252,121
    Alucon PCL............................................................       2,200         11,730
    AMA Marine PCL........................................................     518,800        107,385
    Amarin Printing & Publishing PCL......................................     415,000         66,246
    Amata Corp. PCL.......................................................   4,805,810      3,947,147
    Amata VN PCL, Class F.................................................     451,800         73,018
    Ananda Development PCL................................................  14,632,200      1,405,312
    AP Thailand PCL.......................................................  12,584,616      2,750,736
*   Areeya Property PCL...................................................       9,600          1,955
    Asia Aviation PCL.....................................................  15,683,400      1,329,674
    Asia Green Energy PCL.................................................     953,300         29,361
    Asia Plus Group Holdings PCL..........................................   9,423,000        558,608
*   Asia Precision PCL....................................................      80,900         10,369
    Asia Sermkij Leasing PCL..............................................   1,183,900      1,019,420
    Asian Insulators PCL..................................................  12,731,600        472,243
    Asian Seafoods Coldstorage PCL, Class F...............................   1,443,800        238,123
    Bangchak Corp. PCL....................................................   4,442,200      3,633,792
    Bangkok Airways PCL...................................................   6,459,700      1,636,586
    Bangkok Aviation Fuel Services PCL....................................   1,909,546      2,023,695
    Bangkok Chain Hospital PCL............................................  12,104,337      6,734,653
    Bangkok Insurance PCL.................................................     186,181      1,902,197
    Bangkok Land PCL......................................................   1,047,100         47,509
    Bangkok Land PCL...................................................... 103,622,470      4,701,533
    Bangkok Life Assurance PCL............................................     388,600        239,376
    Bangkok Ranch PCL.....................................................   4,403,600        355,846
    Bangkok Rubber Pub Co.................................................      14,600              0
    Banpu PCL.............................................................   2,215,800        851,243
    Banpu Power PCL.......................................................     495,900        285,765
    BCPG PCL..............................................................   3,473,400      2,070,581
    Beauty Community PCL..................................................  16,468,700      1,167,181
*   BEC World PCL.........................................................  10,539,548      2,321,179
    Better World Green PCL................................................  13,163,300        222,331
    Big Camera Corp. PCL..................................................   9,128,400        160,227
    BJC Heavy Industries PCL, Class F.....................................   3,479,500        241,992
    Brooker Group PCL (The)...............................................   1,909,700         26,563

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                           ---------- ----------
THAILAND -- (Continued)
    Buriram Sugar PCL.....................................................  1,978,400 $  268,635
    Cal-Comp Electronics Thailand PCL, Class F............................ 17,251,544    919,854
    Central Paper Industry PCL............................................         20          0
    Central Plaza Hotel PCL...............................................  1,913,100  1,742,350
    CH Karnchang PCL......................................................  5,911,800  3,994,063
    Charoong Thai Wire & Cable PCL, Class F...............................    968,400    163,565
*   Chow Steel Industries PCL.............................................    223,400     11,764
*   Christiani & Nielsen Thai.............................................    651,100     35,148
    Chularat Hospital PCL, Class F........................................ 44,389,100  3,763,408
*   CIMB Thai Bank PCL....................................................  8,202,600    160,276
    COL PCL...............................................................    517,100    320,244
    Com7 PCL, Class F.....................................................  4,054,900  3,860,850
    Communication & System Solution PCL...................................    865,600     36,120
*   Country Group Development PCL......................................... 25,028,900    746,018
*   Country Group Holdings PCL............................................  8,799,300    244,789
    Demco PCL.............................................................    260,300     23,276
    Dhipaya Insurance PCL.................................................  2,445,400  1,886,995
    Diamond Building Products PCL.........................................  1,741,800    343,226
    Do Day Dream PCL......................................................    688,900    633,117
    Dusit Thani PCL.......................................................    114,500     37,920
    Dynasty Ceramic PCL................................................... 22,899,080  1,471,244
    East Coast Furnitech P.L.C............................................    537,500     39,162
    Eastern Polymer Group PCL, Class F....................................  5,292,800  1,305,890
    Eastern Printing PCL..................................................  2,270,608    285,753
    Eastern Star Real Estate PCL..........................................  1,887,300     24,376
    Eastern Water Resources Development and Management PCL, Class F.......  4,687,400  1,862,851
    Erawan Group PCL (The)................................................ 12,168,470  2,216,479
    Esso Thailand PCL.....................................................  9,434,100  2,296,428
*   Everland PCL..........................................................  6,117,000     52,672
    FN Factory Outlet PCL.................................................  2,523,600    107,814
    Forth Corp. PCL.......................................................  2,454,800    443,075
    Forth Smart Service PCL...............................................  2,524,800    530,965
    Fortune Parts Industry PCL, Class F...................................  3,017,700    227,864
    GFPT PCL..............................................................  4,972,800  2,272,715
    Global Green Chemicals PCL, Class F...................................  1,999,900    735,184
    GMM Grammy PCL........................................................    154,160     54,118
    Grande Asset Hotels & Property PCL....................................  1,507,800     39,948
*   Group Lease PCL.......................................................  1,283,800    223,214
    Gunkul Engineering PCL................................................ 15,808,080  1,528,716
    Haad Thip PCL.........................................................    310,600    245,847
    Hana Microelectronics PCL.............................................  4,533,496  3,828,586
    ICC International PCL.................................................    204,600    271,038
    Ichitan Group PCL.....................................................  6,599,200  1,475,231
    Interhides PCL........................................................  1,363,000    162,504
    Interlink Communication PCL...........................................  1,761,500    255,518
    Interlink Telecom PCL.................................................    734,200     71,487
    Internet Thailand PCL.................................................     93,500      8,237
    Italian-Thai Development PCL.......................................... 17,162,327    943,516
    ITV PCL...............................................................  2,785,600          0
    Jasmine International PCL............................................. 25,204,100  5,216,944
*   JCK International PCL.................................................  1,100,200     30,607
    JMT Network Services PCL, Class F.....................................  2,601,300  1,731,616
    Jubilee Enterprise PCL................................................    200,100    118,622
    JWD Infologistics PCL.................................................    198,000     60,984
    Kang Yong Electric PCL................................................      6,000     57,029
    Karmarts PCL..........................................................  3,639,100    515,825
    KCE Electronics PCL...................................................  4,835,100  2,353,899
    KGI Securities Thailand PCL...........................................  8,484,500  1,230,737
    Khon Kaen Sugar Industry PCL.......................................... 14,955,537    965,832

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                           ---------- ----------
THAILAND -- (Continued)
    Khonburi Sugar PCL....................................................    138,500 $   14,494
    Kiatnakin Bank PCL....................................................  1,402,400  3,042,133
*   King Wai Group Thailand PCL...........................................    478,000     23,429
    Lalin Property PCL....................................................    194,800     31,870
    Lam Soon Thailand PCL.................................................  1,534,200    224,579
    Lanna Resources PCL...................................................  1,782,450    498,814
    Lee Feed Mill PCL.....................................................     67,000      4,837
    LH Financial Group PCL................................................ 52,484,339  2,190,107
*   Loxley PCL............................................................  9,362,676    480,614
    LPN Development PCL...................................................    136,400     21,231
    LPN Development PCL...................................................  7,316,002  1,138,772
    Major Cineplex Group PCL..............................................  4,080,400  3,324,320
*   Major Development PCL.................................................    277,600     27,581
    Maybank Kim Eng Securities Thailand PCL...............................  1,336,600    349,698
    MBK PCL...............................................................  7,321,200  5,503,932
    MC Group PCL..........................................................  3,632,600    794,011
*   MCOT PCL..............................................................  2,341,900    837,639
    MCS Steel PCL.........................................................  1,887,900    562,712
*   MDX PCL...............................................................    310,500     31,466
    Mega Lifesciences PCL.................................................  3,468,300  3,302,322
    Millcon Steel PCL.....................................................  3,497,033     92,652
    Modernform Group PCL..................................................  2,568,800    199,072
*   Mono Technology PCL, Class F.......................................... 12,950,200    609,018
    Muang Thai Insurance PCL..............................................     61,288    178,110
    Muramoto Electron Thailand PCL........................................     14,000     74,880
    Namyong Terminal PCL..................................................  4,754,300    626,664
    Nava Nakorn PCL.......................................................  1,427,100     96,416
    Nawarat Patanakarn PCL................................................  2,154,200     36,385
    Netbay PCL............................................................    635,400    657,601
    Nirvana Daii PCL......................................................    138,800      8,504
    Noble Development PCL.................................................    371,600    232,596
    Nonthavej Hospital PCL................................................      8,400     13,840
    Origin Property PCL, Class F..........................................  7,211,050  1,647,831
*   Padaeng Industry PCL..................................................  1,179,100    290,919
    PCS Machine Group Holding PCL.........................................  2,754,300    551,863
    Plan B Media Pcl, Class F............................................. 11,250,600  3,260,234
    Platinum Group PCL (The), Class F.....................................  2,929,500    438,528
    Polyplex Thailand PCL.................................................  3,311,650  1,502,554
    Power Solution Technologies PCL.......................................  8,863,000    223,079
*   Precious Shipping PCL.................................................  9,451,000  2,644,840
    Premier Marketing PCL.................................................  3,076,200    901,618
    Prima Marine PCL......................................................  3,703,500  1,042,548
*   Principal Capital PCL.................................................  1,736,100    238,035
    Property Perfect PCL.................................................. 48,538,700  1,269,931
    Pruksa Holding PCL....................................................  5,679,200  2,971,729
    PTG Energy PCL........................................................  5,683,200  3,387,899
    Pylon PCL.............................................................  1,907,800    315,913
*   QTC Energy PCL........................................................    131,500     20,643
    Quality Houses PCL.................................................... 54,082,026  4,656,839
    Raimon Land PCL....................................................... 13,342,000    468,373
    Rajthanee Hospital PCL................................................    451,400    381,212
    Ratchthani Leasing PCL................................................ 10,857,737  2,283,379
*   Regional Container Lines PCL..........................................  3,863,100    486,166
    Rojana Industrial Park PCL............................................  8,717,054  1,746,586
    RS PCL................................................................  3,592,500  1,856,036
    S 11 Group PCL........................................................  1,223,300    318,030
    Sabina PCL............................................................    745,300    647,926
    Saha Pathana Inter-Holding PCL........................................    699,100  1,481,782
*   Sahakol Equipment PCL.................................................  2,083,800    140,783

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                           ---------- ----------
THAILAND -- (Continued)
    Sahamitr Pressure Container PCL.......................................    587,400 $  148,820
    Saha-Union PCL........................................................    882,200  1,241,712
    Sahaviriya Steel Industries PCL....................................... 87,225,900     27,154
    Samart Corp. PCL......................................................  3,812,200    940,583
*   Samart Digital Public Co., Ltd........................................  5,205,900     36,206
    Samart Telcoms PCL....................................................  2,344,900    671,746
    Sansiri PCL........................................................... 69,876,710  2,638,167
    Sappe PCL.............................................................  1,246,100    973,935
    SC Asset Corp. PCL.................................................... 17,510,315  1,333,788
    Scan Inter PCL, Class F...............................................  4,265,900    307,987
*   SCG Ceramics PCL......................................................  4,998,928    261,577
    SEAFCO PCL............................................................  3,301,202    699,708
    Sena Development PCL..................................................  2,557,833    265,991
    Sermsang Power Corp. Co., Ltd.........................................    566,700    140,760
    Siam Future Development PCL........................................... 11,942,947  2,195,177
    Siam Global House PCL.................................................    603,000    303,547
    Siam Wellness Group PCL, Class F......................................  2,384,800  1,097,822
    Siamgas & Petrochemicals PCL..........................................  7,076,100  2,038,817
    Singha Estate PCL..................................................... 25,515,354  2,687,161
    Sino-Thai Engineering & Construction PCL..............................  5,233,300  2,911,722
    SNC Former PCL........................................................    475,300    206,207
    Somboon Advance Technology PCL........................................  2,269,537  1,187,570
    Southern Concrete Pile PCL............................................    115,700     25,098
    SPCG PCL..............................................................  3,350,500  2,319,107
    Sri Trang Agro-Industry PCL...........................................  8,404,808  2,894,850
*   Sriracha Construction PCL.............................................    840,700    196,289
    Srithai Superware PCL................................................. 10,347,100    260,434
    Srivichai Vejvivat PCL................................................    306,300     53,256
    Star Petroleum Refining PCL...........................................  8,100,100  2,387,511
*   Stars Microelectronics Thailand PCL...................................    189,700      6,408
    STP & I PCL...........................................................  7,183,964  1,403,722
    Sub Sri Thai PCL......................................................     77,800     11,595
    Supalai PCL...........................................................  8,742,591  4,690,511
*   Super Energy Corp. PCL................................................ 99,227,900  1,971,742
    SusCo PCL.............................................................  2,781,300    256,069
    SVI PCL............................................................... 11,477,800  1,725,756
    Symphony Communication PCL............................................    170,505     18,973
*   Synergetic Auto Performance Co., Ltd., Class F........................    314,100     23,093
    Synnex Thailand PCL...................................................  3,164,140    759,729
    Syntec Construction PCL...............................................  5,864,800    328,250
    TAC Consumer PCL, Class F.............................................    976,100    163,249
    Taokaenoi Food & Marketing PCL, Class F...............................  4,427,280  1,554,203
    TapaCo PCL............................................................    338,100     80,620
*   Tata Steel Thailand PCL............................................... 26,758,900    443,102
    TCM Corp. PCL.........................................................    803,300     54,804
    Thai Agro Energy PCL..................................................  1,578,100    165,153
*   Thai Airways International PCL........................................  7,288,100  1,786,122
*   Thai Airways International PCL........................................    141,400     34,653
    Thai Central Chemical PCL.............................................    333,700    229,871
    Thai Nakarin Hospital PCL.............................................    338,300    369,727
    Thai President Foods PCL..............................................      1,730     10,027
    Thai Rayon PCL........................................................     40,200     40,440
    Thai Reinsurance PCL.................................................. 12,859,300    247,008
    Thai Rubber Latex Group PCL...........................................    218,900      4,422
    Thai Rung Union Car PCL...............................................    156,000     23,249
    Thai Solar Energy PCL, Class F........................................  7,354,674    608,931
    Thai Stanley Electric PCL.............................................     13,200     68,852
    Thai Stanley Electric PCL, Class F....................................    206,600  1,077,645
    Thai Steel Cable PCL..................................................      2,400        906

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- ------------
THAILAND -- (Continued)
     Thai Vegetable Oil PCL................................................  4,284,875 $  3,654,099
     Thai Wacoal PCL.......................................................     78,000      120,765
     Thai Wah PCL..........................................................  2,788,800      393,452
*    Thaicom PCL...........................................................  4,383,800      641,709
     Thaifoods Group PCL...................................................  8,059,200    1,030,254
     Thaire Life Assurance PCL.............................................  2,634,300      307,095
     Thanachart Capital PCL................................................  1,725,100    3,027,995
     Thitikorn PCL.........................................................  1,719,600      529,633
     Thoresen Thai Agencies PCL............................................  9,839,354    1,440,303
     Tipco Asphalt PCL.....................................................  4,341,900    3,062,841
     TIPCO Foods PCL.......................................................  2,237,682      563,219
     TKS Technologies PCL..................................................    612,350      145,001
     TMT Steel PCL.........................................................  2,411,700      325,873
*    TPBI Public Co........................................................      6,700          950
     TPC Power Holdings Co., Ltd...........................................  1,730,400      716,344
     TPI Polene PCL........................................................ 57,351,300    2,526,154
     TPI Polene Power PCL..................................................  8,734,600    1,301,729
*    TRC Construction PCL.................................................. 46,202,724      183,617
     TTCL PCL..............................................................  1,434,840      327,882
     TTCL PCL..............................................................  1,068,171      244,093
     TTW PCL............................................................... 11,746,700    5,290,781
*    U City PCL, Class F...................................................  8,213,214      519,531
     UAC Global PCL........................................................    353,200       34,858
     Union Auction PCL.....................................................    598,700      162,588
     Unique Engineering & Construction PCL.................................  6,174,170    1,799,394
     United Paper PCL......................................................  3,350,100    1,087,299
*    United Power of Asia PCL..............................................  2,389,900       18,204
     Univanich Palm Oil PCL................................................  2,378,600      413,567
     Univentures PCL.......................................................  6,983,500    1,248,912
     Vanachai Group PCL....................................................  5,125,659      770,674
     Vibhavadi Medical Center PCL.......................................... 13,128,900      808,735
     Vinythai PCL..........................................................  2,548,834    1,975,251
     WHA Utilities and Power PCL...........................................  6,435,100    1,374,612
     Workpoint Entertainment PCL...........................................  2,116,240    1,352,655
                                                                                       ------------
TOTAL THAILAND.............................................................             248,320,312
                                                                                       ------------
TURKEY -- (1.1%)
#    Adana Cimento Sanayii TAS, Class A....................................    562,198      651,447
# *  Afyon Cimento Sanayi TAS..............................................    409,554      337,087
#    Akcansa Cimento A.S...................................................    348,599      413,348
#    Aksa Akrilik Kimya Sanayii A.S........................................    678,684    1,218,243
# *  Aksa Enerji Uretim A.S................................................    892,823      412,106
     Aksigorta A.S.........................................................    991,138      855,480
     Alarko Holding A.S....................................................  1,194,310      947,924
# *  Albaraka Turk Katilim Bankasi A.S.....................................  3,278,262      698,648
#    Alkim Alkali Kimya A.S................................................    128,328      675,116
#    Anadolu Anonim Turk Sigorta Sirketi...................................  2,052,847    1,501,254
     Anadolu Cam Sanayii A.S...............................................  1,718,018    1,006,661
     Anadolu Hayat Emeklilik A.S...........................................    819,295      793,667
     AvivaSA Emeklilik ve Hayat A.S., Class A..............................     97,076      197,821
     Aygaz A.S.............................................................    650,545    1,239,378
# *  Bagfas Bandirma Gubre Fabrikalari A.S.................................    270,435      614,198
# *  Baticim Bati Anadolu Cimento Sanayii A.S..............................    770,153      355,156
# *  Bera Holding A.S......................................................  2,951,639    1,443,893
# *  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.....................    879,607      266,155
# *  Bizim Toptan Satis Magazalari A.S.....................................    273,600      401,877
#    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.........................    369,176      572,441
     Borusan Yatirim ve Pazarlama A.S......................................      4,437       26,376
# *  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.......................    353,103      361,802

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES    VALUE>>
                                                                            --------- ----------
TURKEY -- (Continued)
     Celebi Hava Servisi A.S...............................................    30,459 $  520,580
*    Cimsa Cimento Sanayi VE Ticaret A.S...................................   486,140    675,739
#    Dogan Sirketler Grubu Holding A.S..................................... 8,546,269  2,584,955
# *  Dogus Otomotiv Servis ve Ticaret A.S..................................   432,015    629,500
#    EGE Endustri VE Ticaret A.S...........................................     8,561    712,893
#    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret
     A.S................................................................... 1,231,041    645,539
     ENERJISA ENERJI AS.................................................... 1,546,604  1,673,559
#    Erbosan Erciyas Boru Sanayii ve Ticaret A.S...........................   140,679    544,877
# *  Fenerbahce Futbol A.S.................................................   190,973    530,772
# *  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S....................   413,527    113,390
# *  Global Yatirim Holding A.S............................................ 1,185,413    820,468
     Goldas Kuyumculuk Sanayi Ithalat Ve B.................................     8,540          0
     Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S...................         1          2
#    Goodyear Lastikleri TAS...............................................   613,895    298,272
# *  Gozde Girisim Sermayesi Yatirim Ortakligi A.S......................... 1,448,976    894,602
*    GSD Holding AS........................................................ 2,309,959    379,413
# *  Gubre Fabrikalari TAS.................................................   625,472    612,168
*    Hektas Ticaret TAS....................................................   363,374    400,828
# *  Ihlas Holding A.S..................................................... 6,521,746    661,627
     Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S........   170,909    208,982
# *  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S..................   796,450    895,427
# *  Is Finansal Kiralama A.S..............................................   558,147    246,764
     Is Yatirim Menkul Degerler A.S., Class A.............................. 1,135,191    748,489
#    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A.......... 1,701,463    636,514
#    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D.......... 5,462,665  2,061,026
# *  Karsan Otomotiv Sanayii Ve Ticaret A.S................................   942,397    191,197
#    Kartonsan Karton Sanayi ve Ticaret A.S................................     7,385    409,934
# *  Kerevitas Gida Sanayi ve Ticaret A.S..................................   459,795    221,020
# *  Konya Cimento Sanayii A.S.............................................     8,471    304,073
     Kordsa Teknik Tekstil A.S.............................................   487,374    998,308
*    Koza Altin Isletmeleri A.S............................................   183,799  2,259,185
*    Koza Anadolu Metal Madencilik Isletmeleri A.S......................... 1,393,247  2,128,965
# *  Logo Yazilim Sanayi Ve Ticaret A.S....................................   113,926    774,380
*    Mavi Giyim Sanayi Ve Ticaret AS, Class B..............................    48,519    391,521
# *  Metro Ticari ve Mali Yatirimlar Holding A.S........................... 1,698,921    861,747
*    Migros Ticaret A.S....................................................   394,609  1,416,408
# *  MLP SAGLIK HIZMETLERI AS..............................................   108,074    274,574
     Nergis Holding A.S....................................................     1,784          0
# *  NET Holding A.S....................................................... 1,592,159    470,385
# *  Netas Telekomunikasyon A.S............................................   288,162    465,493
#    Nuh Cimento Sanayi A.S................................................   435,429    739,297
# *  ODAS Elektrik Uretim ve Sanayi Ticaret A.S............................   770,543    229,088
     Otokar Otomotiv Ve Savunma Sanayi A.S.................................    81,587  2,004,597
# *  Parsan Makina Parcalari Sanayii A.S...................................   126,184    284,143
# *  Pegasus Hava Tasimaciligi A.S.........................................   423,944  4,895,606
# *  Petkim Petrokimya Holding A.S......................................... 2,260,685  1,359,877
     Polisan Holding A.S...................................................   698,330    311,201
     Raks Elektronik Sanayi ve Ticaret A.S.................................     2,730          0
     Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.................... 1,508,806    973,586
#    Sasa Polyester Sanayi A.S.............................................   566,919    689,809
# *  Sekerbank Turk AS..................................................... 2,648,150    467,403
     Selcuk Ecza Deposu Ticaret ve Sanayi A.S.............................. 1,345,460  1,371,700
     Soda Sanayii A.S...................................................... 2,553,246  2,446,434
# *  Tat Gida Sanayi A.S...................................................   567,533    465,561
     Tekfen Holding A.S....................................................   872,803  2,584,158
#    Trakya Cam Sanayii A.S................................................ 3,354,040  1,722,461
# *  Turcas Petrol A.S.....................................................   822,759    276,531
*    Turk Traktor ve Ziraat Makineleri A.S.................................    92,627    711,919
# *  Turkiye Halk Bankasi A.S..............................................   786,086    719,951

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             SHARES      VALUE>>
                                                                            --------- --------------
TURKEY -- (Continued)
*    Turkiye Sinai Kalkinma Bankasi A.S.................................... 9,976,097 $    1,569,543
# *  Ulker Biskuvi Sanayi A.S.............................................. 1,134,260      3,648,983
# *  Vestel Elektronik Sanayi ve Ticaret A.S...............................   788,499      1,404,333
*    Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S...........................   990,934      1,065,621
# *  Zorlu Enerji Elektrik Uretim A.S...................................... 3,011,709        626,627
                                                                                      --------------
TOTAL TURKEY...............................................................               74,222,083
                                                                                      --------------
TOTAL COMMON STOCKS........................................................            6,243,218,885
                                                                                      --------------
PREFERRED STOCKS -- (1.8%)
BRAZIL -- (1.7%)
     AES Tiete Energia SA..................................................     7,992          4,603
*    Alpargatas SA......................................................... 1,462,211      9,931,586
*    AZUL SA...............................................................   325,982      4,268,938
     Banco ABC Brasil S.A..................................................   881,846      3,966,713
     Banco do Estado do Rio Grande do Sul SA, Class B...................... 1,841,692     10,268,104
     Banco Pan SA.......................................................... 1,878,440      4,243,527
     Centrais Eletricas Santa Catarina.....................................    80,500        802,692
     Cia de Saneamento do Parana........................................... 2,843,901     12,877,507
     Cia de Transmissao de Energia Eletrica Paulista....................... 1,944,669     11,428,961
     Cia Energetica de Sao Paulo, Class B.................................. 1,846,188     13,672,057
     Cia Energetica do Ceara, Class A......................................   134,839      2,118,154
     Cia Ferro Ligas da Bahia - FERBASA....................................   481,034      2,175,778
     Cia Paranaense de Energia.............................................   960,299     13,329,970
     Eucatex SA Industria e Comercio.......................................   157,378        176,587
*    Gol Linhas Aereas Inteligentes SA.....................................   121,748      1,111,078
     Grazziotin SA.........................................................    12,400         73,556
     Marcopolo SA.......................................................... 5,323,518      4,818,444
     Randon SA Implementos e Participacoes................................. 1,982,457      5,116,178
     Schulz SA.............................................................    51,100        112,126
     Unipar Carbocloro SA..................................................   535,144      3,870,969
     Usinas Siderurgicas de Minas Gerais SA, Class A....................... 3,461,171      6,265,578
                                                                                      --------------
TOTAL BRAZIL...............................................................              110,633,106
                                                                                      --------------
CHILE -- (0.0%)
     Coca-Cola Embonor SA, Class B.........................................   666,620      1,243,749
                                                                                      --------------
COLOMBIA -- (0.1%)
     Avianca Holdings SA................................................... 2,568,525      1,421,048
     Banco Davivienda SA...................................................    23,577        301,339
                                                                                      --------------
TOTAL COLOMBIA.............................................................                1,722,387
                                                                                      --------------
TOTAL PREFERRED STOCKS.....................................................              113,599,242
                                                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
*    Medco Energi Internasional Tbk PT Warrants 12/11/20................... 9,615,966         91,796
                                                                                      --------------
MALAYSIA -- (0.0%)
*    WCE Holdings Bhd Rights 11/11/19...................................... 1,517,000          5,446
                                                                                      --------------
SOUTH KOREA -- (0.0%)
*    Dream Security Co., Ltd. Rights 11/07/19..............................    57,975          6,478
*    Good People Co., Ltd. Rights 11/08/19.................................   128,316        108,634
                                                                                      --------------
TOTAL SOUTH KOREA..........................................................                  115,112
                                                                                      --------------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                SHARES      VALUE>>
                                                                              ---------- --------------
TAIWAN -- (0.0%)
*      Arcadyan Technology Corp. Rights 11/11/19.............................     56,338 $       41,087
*      Kung Sing Engineering Corp. Rights 11/21/19...........................    467,992         25,521
*      Sigurd Microelectronics Corp. Rights 11/12/19.........................     87,934         30,765
                                                                                         --------------
TOTAL TAIWAN.................................................................                    97,373
                                                                                         --------------
THAILAND -- (0.0%)
*      Property Perfect Rights 09/30/19......................................  6,067,338              0
                                                                                         --------------
TURKEY -- (0.0%)
*      Hektas Ticaret TAS Rights 11/14/19....................................    363,374        676,887
                                                                                         --------------
TOTAL RIGHTS/WARRANTS........................................................                   986,614
                                                                                         --------------
TOTAL INVESTMENT SECURITIES
  (Cost $6,275,401,168)......................................................             6,357,804,741
                                                                                         --------------

                                                                                            VALUE+
                                                                                         --------------
SECURITIES LENDING COLLATERAL -- (3.4%)
@ (S)  The DFA Short Term Investment Fund.................................... 19,599,035    226,780,436
                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,502,156,830)......................................................            $6,584,585,177
                                                                                         ==============

ADR    American Depositary Receipt
CP     Certificate Participation
GDR    Global Depositary Receipt
P.L.C. Public Limited Company
SA     Special Assessment
ST     Special Tax

>> Securities that have generally been fair value factored. See Note B to Financial Statements.
#      Total or Partial Securities on Loan.
*      Non-Income Producing Securities.
+      See Note B to Financial Statements.
@      Security purchased with cash proceeds from Securities on Loan.
(S)    Affiliated Fund.

As of October 31, 2019, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                                                   UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL                 APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE     MARKET VALUE (DEPRECIATION)
-----------                                        --------- ---------- ----------- ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)....................    650     12/20/19  $33,392,884 $33,845,500     $452,616
S&P 500(R) Emini Index............................     72     12/20/19   10,624,869  10,928,880      304,011
                                                                        ----------- -----------     --------
TOTAL FUTURES CONTRACTS...........................                      $44,017,753 $44,774,380     $756,627
                                                                        =========== ===========     ========

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ------------------------------------------------
                                                     LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                                   ------------ ------------ ------- --------------
Common Stocks
   Brazil......................................... $594,972,725           --   --    $  594,972,725
   Chile..........................................      302,888 $ 87,239,859   --        87,542,747
   China..........................................   81,475,059  975,190,305   --     1,056,665,364
   Colombia.......................................   20,876,303           --   --        20,876,303

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ----------------------------------------------------
                                            LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                         -------------- -------------- ------- --------------
   Greece...............................             -- $   27,820,918   --    $   27,820,918
   Hong Kong............................             --        569,179   --           569,179
   Hungary..............................             --      8,006,662   --         8,006,662
   India................................ $    6,541,236    715,087,431   --       721,628,667
   Indonesia............................        482,881    174,577,639   --       175,060,520
   Malaysia.............................         41,885    204,722,406   --       204,764,291
   Mexico...............................    201,516,550         19,783   --       201,536,333
   Philippines..........................             --     93,020,607   --        93,020,607
   Poland...............................             --     72,344,163   --        72,344,163
   Russia...............................     10,911,600             --   --        10,911,600
   South Africa.........................     21,009,004    433,155,523   --       454,164,527
   South Korea..........................         74,289    954,966,792   --       955,041,081
   Taiwan...............................        100,823  1,235,649,980   --     1,235,750,803
   Thailand.............................    248,293,158         27,154   --       248,320,312
   Turkey...............................             --     74,222,083   --        74,222,083
Preferred Stocks
   Brazil...............................    110,633,106             --   --       110,633,106
   Chile................................             --      1,243,749   --         1,243,749
   Colombia.............................      1,722,387             --   --         1,722,387
Rights/Warrants
   Indonesia............................             --         91,796   --            91,796
   Malaysia.............................             --          5,446   --             5,446
   South Korea..........................             --        115,112   --           115,112
   Taiwan...............................             --         97,373   --            97,373
   Turkey...............................             --        676,887   --           676,887
Securities Lending Collateral...........             --    226,780,436   --       226,780,436
Futures Contracts**.....................        756,627             --   --           756,627
                                         -------------- --------------   --    --------------
TOTAL................................... $1,299,710,521 $5,285,631,283   --    $6,585,341,804
                                         ============== ==============   ==    ==============

**  Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                             SHARES      VALUE+
                                                                            --------- ------------
COMMON STOCKS -- (98.6%)
COMMUNICATION SERVICES -- (12.9%)
     Activision Blizzard, Inc..............................................   496,359 $ 27,810,995
     AT&T, Inc............................................................. 7,170,552  275,994,547
     ATN International, Inc................................................       684       40,513
     Beasley Broadcast Group, Inc., Class A................................     9,471       27,087
# *  Cars.com, Inc.........................................................    43,079      487,224
#    CBS Corp., Class A....................................................    14,300      571,285
*    Charter Communications, Inc., Class A.................................   339,394  158,788,877
#    Cinemark Holdings, Inc................................................    44,247    1,619,440
     Comcast Corp., Class A................................................ 6,410,970  287,339,675
# *  Consolidated Communications Holdings, Inc.............................    10,700       42,800
*    Discovery, Inc., Class B..............................................     3,609      121,262
*    Discovery, Inc., Class C..............................................     3,762       94,953
*    DISH Network Corp., Class A...........................................     7,045      242,207
     Entravision Communications Corp., Class A.............................    56,828      161,392
     EW Scripps Co. (The), Class A.........................................    81,265    1,091,795
     Fox Corp., Class A....................................................   211,170    6,765,887
*    Fox Corp., Class B....................................................   104,154    3,253,771
#    Gannett Co., Inc......................................................    71,219      772,726
# *  GCI Liberty, Inc., Class A............................................   123,145    8,617,687
*    GCI Liberty, Inc., Class B............................................     1,686      121,729
*    Gray Television, Inc..................................................    54,374      892,277
*    Hemisphere Media Group, Inc...........................................    18,877      243,702
*    IAC/InterActiveCorp...................................................    81,587   18,540,646
     Interpublic Group of Cos., Inc. (The).................................    13,820      300,585
# *  Iridium Communications, Inc...........................................    41,700    1,020,399
     John Wiley & Sons, Inc., Class A......................................    28,891    1,331,008
*    Liberty Broadband Corp................................................     1,905      225,171
*    Liberty Broadband Corp., Class A......................................    24,095    2,842,969
*    Liberty Broadband Corp., Class C......................................    67,601    7,981,650
*    Liberty Latin America, Ltd., Class A..................................     4,700       87,843
*    Liberty Latin America, Ltd., Class C..................................     2,660       48,971
*    Liberty Media Corp.-Liberty Braves, Class A...........................     7,613      224,736
*    Liberty Media Corp.-Liberty Braves, Class B...........................       762       26,099
*    Liberty Media Corp.-Liberty Braves, Class C...........................    16,901      497,058
# *  Liberty Media Corp.-Liberty Formula One, Class A......................    17,043      689,049
*    Liberty Media Corp.-Liberty Formula One, Class C......................    82,356    3,500,130
*    Liberty Media Corp.-Liberty SiriusXM, Class A.........................    96,383    4,328,561
*    Liberty Media Corp.-Liberty SiriusXM, Class B.........................     6,414      292,639
*    Liberty Media Corp.-Liberty SiriusXM, Class C.........................   208,010    9,399,972
*    Liberty TripAdvisor Holdings, Inc., Class A...........................    76,802      741,139
*    Liberty TripAdvisor Holdings, Inc., Class B...........................     3,422       33,536
#    Lions Gate Entertainment Corp., Class B...............................         1            8
*    Madison Square Garden Co. (The), Class A..............................    12,352    3,296,996
     Marcus Corp. (The)....................................................    20,599      743,624
# *  Meet Group, Inc. (The)................................................    83,800      356,988
#    Meredith Corp.........................................................    44,176    1,665,435
# *  MSG Networks, Inc., Class A...........................................    29,558      479,135
#    New Media Investment Group, Inc.......................................    44,459      391,684
     News Corp., Class A...................................................   402,247    5,514,806
     News Corp., Class B...................................................    99,903    1,410,630
#    Nexstar Media Group, Inc., Class A....................................    51,781    5,037,774
# *  ORBCOMM, Inc..........................................................    82,899      332,425
     Saga Communications, Inc., Class A....................................     8,693      262,268
#    Salem Media Group, Inc................................................    10,922       16,492
     Scholastic Corp.......................................................    31,200    1,201,200
     Sinclair Broadcast Group, Inc., Class A...............................    82,369    3,281,581

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                            SHARES     VALUE+
                                                                            ------- ------------
COMMUNICATION SERVICES -- (Continued)
     Spok Holdings, Inc....................................................  12,522 $    149,012
# *  Sprint Corp........................................................... 422,600    2,624,346
     TEGNA, Inc............................................................ 184,139    2,767,609
     Telephone & Data Systems, Inc.........................................  90,571    2,362,997
*    T-Mobile US, Inc...................................................... 172,043   14,221,074
     Tribune Publishing Co.................................................     900        8,064
*    United States Cellular Corp...........................................  12,191      453,749
*    Vonage Holdings Corp..................................................  85,934      839,575
     Walt Disney Co. (The)................................................. 559,809   72,730,385
*    Yelp, Inc.............................................................   2,647       91,348
# *  Zillow Group, Inc., Class A...........................................  30,310      981,741
# *  Zillow Group, Inc., Class C...........................................  70,220    2,287,065
*    Zynga, Inc., Class A.................................................. 640,800    3,953,736
                                                                                    ------------
TOTAL COMMUNICATION SERVICES...............................................          954,675,739
                                                                                    ------------
CONSUMER DISCRETIONARY -- (6.4%)
*    1-800-Flowers.com, Inc., Class A......................................  44,330      632,146
     Aaron's, Inc..........................................................  75,999    5,694,605
     Acushnet Holdings Corp................................................   2,067       58,806
*    Adtalem Global Education, Inc.........................................  59,964    1,785,728
*    American Axle & Manufacturing Holdings, Inc........................... 123,769    1,034,709
     American Eagle Outfitters, Inc........................................ 173,750    2,672,275
*    American Outdoor Brands Corp..........................................  64,307      455,294
     Aramark............................................................... 220,783    9,661,464
*    Asbury Automotive Group, Inc..........................................   6,182      637,550
# *  Ascena Retail Group, Inc.............................................. 135,576       47,750
     Autoliv, Inc..........................................................  53,413    4,157,668
*    AutoNation, Inc.......................................................  58,352    2,967,199
# *  Barnes & Noble Education, Inc.........................................  20,210       83,063
     Bassett Furniture Industries, Inc.....................................   2,900       44,225
*    Beazer Homes USA, Inc.................................................   4,326       64,933
     Best Buy Co., Inc.....................................................  15,363    1,103,524
#    Big 5 Sporting Goods Corp.............................................  10,801       34,563
#    Big Lots, Inc.........................................................  44,829      971,444
*    Biglari Holdings, Inc., Class B.......................................       8          668
#    BJ's Restaurants, Inc.................................................  20,458      809,932
*    Boot Barn Holdings, Inc...............................................  32,500    1,139,125
     BorgWarner, Inc....................................................... 194,884    8,122,765
     Brunswick Corp........................................................  63,040    3,671,450
# *  Build-A-Bear Workshop, Inc............................................  25,874       90,042
# *  Caesars Entertainment Corp............................................ 362,380    4,450,026
     Caleres, Inc..........................................................  74,697    1,607,479
#    Callaway Golf Co...................................................... 108,543    2,194,739
*    Canterbury Park Holding Corp..........................................   2,755       34,658
*    Capri Holdings, Ltd................................................... 129,088    4,010,764
*    Career Education Corp.................................................  78,974    1,118,272
     Carnival Corp......................................................... 489,649   21,001,046
     Carriage Services, Inc................................................  20,916      538,796
# *  Carrols Restaurant Group, Inc.........................................  35,900      255,967
*    Cavco Industries, Inc.................................................   7,600    1,456,540
# *  Century Communities, Inc..............................................  14,709      443,771
*    Chuy's Holdings, Inc..................................................  16,443      400,716
     Citi Trends, Inc......................................................   5,815      103,798
# *  Conn's, Inc...........................................................  25,450      615,636
     Cooper Tire & Rubber Co...............................................  55,558    1,568,958
*    Cooper-Standard Holdings, Inc.........................................  18,702      595,846
     Core-Mark Holding Co., Inc............................................  96,236    2,937,123
     Culp, Inc.............................................................  10,036      155,257
     Dana, Inc............................................................. 112,665    1,828,553

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                             SHARES     VALUE+
                                                                            --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*    Deckers Outdoor Corp..................................................    22,626 $ 3,459,515
*    Delta Apparel, Inc....................................................     7,532     187,923
#    Designer Brands, Inc., Class A........................................    75,552   1,246,608
#    Dick's Sporting Goods, Inc............................................    83,076   3,234,149
#    Dillard's, Inc., Class A..............................................   120,300   8,298,294
# *  Dorman Products, Inc..................................................     9,311     669,926
     DR Horton, Inc........................................................   208,125  10,899,506
     Educational Development Corp..........................................     3,358      22,499
# *  El Pollo Loco Holdings, Inc...........................................     4,415      51,302
     Escalade, Inc.........................................................       277       3,174
     Ethan Allen Interiors, Inc............................................    16,717     329,492
     Expedia Group, Inc....................................................    30,369   4,150,228
     Extended Stay America, Inc............................................    90,395   1,284,513
# *  Fiesta Restaurant Group, Inc..........................................    20,300     174,479
     Flanigan's Enterprises, Inc...........................................       865      19,553
     Flexsteel Industries, Inc.............................................     2,068      34,267
     Foot Locker, Inc......................................................   102,986   4,480,921
     Ford Motor Co......................................................... 2,868,969  24,644,444
*    Fossil Group, Inc.....................................................       600       6,528
# *  GameStop Corp., Class A...............................................   104,752     569,851
#    Gap, Inc. (The).......................................................   149,047   2,423,504
     General Motors Co..................................................... 1,095,598  40,712,422
*    Genesco, Inc..........................................................     6,456     250,816
     Gentex Corp...........................................................   221,133   6,202,781
*    Gentherm, Inc.........................................................    37,081   1,548,873
*    G-III Apparel Group, Ltd..............................................    31,225     784,060
     Goodyear Tire & Rubber Co. (The)......................................   267,257   4,241,369
     Graham Holdings Co., Class B..........................................     5,780   3,639,435
*    Green Brick Partners, Inc.............................................     2,594      26,122
     Group 1 Automotive, Inc...............................................    57,936   5,761,156
#    Guess?, Inc...........................................................    70,100   1,174,175
# *  Habit Restaurants, Inc. (The), Class A................................    23,800     250,138
     Hamilton Beach Brands Holding Co., Class A............................    10,413     194,202
#    Harley-Davidson, Inc..................................................     9,108     354,392
#    Haverty Furniture Cos., Inc...........................................    33,479     607,309
*    Helen of Troy, Ltd....................................................    61,653   9,233,153
# *  Hibbett Sports, Inc...................................................    20,800     496,288
#    Hooker Furniture Corp.................................................    14,814     350,647
*    Houghton Mifflin Harcourt Co..........................................    30,400     196,384
     Hyatt Hotels Corp., Class A...........................................    16,930   1,265,348
     International Game Technology P.L.C...................................     7,100      94,004
*    J Alexander's Holdings, Inc...........................................     2,666      25,727
     Johnson Outdoors, Inc., Class A.......................................    15,588     912,677
*    K12, Inc..............................................................     1,200      23,748
     KB Home...............................................................    30,800   1,099,252
     Kohl's Corp...........................................................   144,069   7,384,977
*    Lakeland Industries, Inc..............................................     9,887     109,251
*    Laureate Education, Inc., Class A.....................................    17,544     271,143
     La-Z-Boy, Inc.........................................................    56,332   2,000,349
     LCI Industries........................................................    10,111     981,980
     Lear Corp.............................................................    51,273   6,038,421
     Lennar Corp., Class A.................................................   224,100  13,356,360
     Lennar Corp., Class B.................................................    12,506     588,032
*    Libbey, Inc...........................................................    25,700      46,260
     Lifetime Brands, Inc..................................................    16,431     131,284
#    Lithia Motors, Inc., Class A..........................................    34,933   5,501,249
*    LKQ Corp..............................................................   208,413   7,083,958
*    M/I Homes, Inc........................................................    37,930   1,675,747
#    Macy's, Inc...........................................................   337,455   5,115,818

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                            SHARES    VALUE+
                                                                            ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*    MarineMax, Inc........................................................  29,164 $   450,584
#    Marriott Vacations Worldwide Corp.....................................  26,609   2,925,127
>>   Media General, Inc....................................................  25,196       2,381
*    Meritage Homes Corp...................................................  28,156   2,029,766
     MGM Resorts International............................................. 227,871   6,494,323
*    Modine Manufacturing Co...............................................  14,650     167,450
*    Mohawk Industries, Inc................................................  98,740  14,157,341
*    Monarch Casino & Resort, Inc..........................................   1,103      47,639
# *  Monitronics International, Inc........................................     855       6,584
#    Monro, Inc............................................................   3,100     217,341
# *  Motorcar Parts of America, Inc........................................  17,638     336,180
#    Movado Group, Inc.....................................................  21,998     573,048
*    Murphy USA, Inc.......................................................  34,678   4,089,577
     Newell Brands, Inc.................................................... 169,803   3,221,163
     Office Depot, Inc..................................................... 549,015   1,130,971
#    Oxford Industries, Inc................................................  11,400     785,004
#    Penske Automotive Group, Inc..........................................  43,845   2,136,128
# *  Potbelly Corp.........................................................  25,202     107,109
     PulteGroup, Inc....................................................... 275,833  10,823,687
     PVH Corp..............................................................  56,771   4,948,160
*    Qurate Retail Group, Inc., Class B....................................  21,189     209,771
*    Qurate Retail, Inc., Class A.......................................... 620,725   5,921,716
     Ralph Lauren Corp.....................................................  36,864   3,541,156
     RCI Hospitality Holdings, Inc.........................................  12,026     225,488
# *  Red Robin Gourmet Burgers, Inc........................................  31,175     950,838
*    Regis Corp............................................................  38,593     795,016
     Rocky Brands, Inc.....................................................   8,729     242,753
     Royal Caribbean Cruises, Ltd.......................................... 322,500  35,097,675
*    RTW RetailWinds, Inc..................................................   8,600      12,728
*    ServiceMaster Global Holdings, Inc....................................  53,587   2,163,843
*    Shiloh Industries, Inc................................................  15,461      55,969
#    Shoe Carnival, Inc....................................................  32,650   1,083,653
*    Skechers U.S.A., Inc., Class A........................................ 146,140   5,461,252
#    Sonic Automotive, Inc., Class A.......................................  17,700     570,471
# *  Sportsman's Warehouse Holdings, Inc...................................  21,200     144,372
     Standard Motor Products, Inc..........................................  37,342   1,955,227
#    Steven Madden, Ltd....................................................  35,225   1,450,565
*    Stoneridge, Inc.......................................................  29,561     912,844
     Strategic Education, Inc..............................................  15,678   1,928,864
     Strattec Security Corp................................................   5,224     118,219
     Superior Group of Cos, Inc............................................  17,956     259,823
     Superior Industries International, Inc................................  23,275      60,515
*    Tandy Leather Factory, Inc............................................   9,974      50,768
     Tapestry, Inc......................................................... 236,819   6,124,139
     Target Corp........................................................... 277,933  29,713,817
*    Taylor Morrison Home Corp.............................................  16,370     410,069
#    Tenneco, Inc., Class A................................................   5,044      63,504
     Thor Industries, Inc..................................................  38,190   2,415,899
     Tilly's, Inc., Class A................................................  18,598     190,815
     Toll Brothers, Inc.................................................... 179,799   7,150,606
*    TopBuild Corp.........................................................  35,100   3,647,943
*    Unifi, Inc............................................................  41,401   1,130,247
*    Universal Electronics, Inc............................................  15,506     808,173
*    Urban Outfitters, Inc.................................................  51,870   1,488,669
# *  Veoneer, Inc..........................................................   9,404     149,712
*    Vista Outdoor, Inc....................................................  17,394     116,540
#    Whirlpool Corp........................................................  50,924   7,746,559
*    William Lyon Homes, Class A...........................................  23,600     456,660
     Winnebago Industries, Inc.............................................   9,435     453,540

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                             SHARES      VALUE+
                                                                            --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
     Wolverine World Wide, Inc.............................................    33,677 $    999,533
     Wyndham Hotels & Resorts, Inc.........................................    47,600    2,568,972
# *  ZAGG, Inc.............................................................    30,497      224,763
# *  Zovio, Inc............................................................    10,994       21,548
                                                                                      ------------
TOTAL CONSUMER DISCRETIONARY...............................................            470,923,653
                                                                                      ------------
CONSUMER STAPLES -- (6.0%)
     Alico, Inc............................................................       960       31,536
     Andersons, Inc. (The).................................................    30,460      561,073
     Archer-Daniels-Midland Co.............................................   813,476   34,198,531
     Bunge, Ltd............................................................   114,694    6,193,476
# *  Cal-Maine Foods, Inc..................................................     4,230      168,735
     Casey's General Stores, Inc...........................................    26,905    4,595,643
# *  Central Garden & Pet Co...............................................    25,184      756,024
*    Central Garden & Pet Co., Class A.....................................    48,121    1,360,862
     Constellation Brands, Inc., Class B...................................     7,839    1,490,782
#    Coty, Inc., Class A...................................................   229,558    2,683,533
*    Craft Brew Alliance, Inc..............................................     9,754       71,107
*    Darling Ingredients, Inc..............................................   173,938    3,357,003
     Flowers Foods, Inc....................................................    84,458    1,834,428
#    Fresh Del Monte Produce, Inc..........................................    39,437    1,258,040
# *  Hain Celestial Group, Inc. (The)......................................    87,292    2,063,583
# *  Hostess Brands, Inc...................................................     4,500       57,510
     Ingles Markets, Inc., Class A.........................................    11,437      450,961
     Ingredion, Inc........................................................    62,117    4,907,243
     JM Smucker Co. (The)..................................................   108,204   11,434,999
     John B. Sanfilippo & Son, Inc.........................................    10,428    1,106,619
*    Landec Corp...........................................................    37,056      365,002
#    Limoneira Co..........................................................     6,194      117,190
     Molson Coors Brewing Co., Class A.....................................     1,908      113,049
     Molson Coors Brewing Co., Class B.....................................   186,550    9,834,916
     Mondelez International, Inc., Class A................................. 2,081,099  109,153,642
*    Natural Grocers by Vitamin Cottage, Inc...............................     1,000        8,770
*    Nature's Sunshine Products, Inc.......................................     1,029        9,714
     Nu Skin Enterprises, Inc., Class A....................................    10,179      453,780
     Oil-Dri Corp. of America..............................................     5,047      176,695
*    Performance Food Group Co.............................................    50,855    2,166,932
*    Pilgrim's Pride Corp..................................................     7,900      239,844
*    Post Holdings, Inc....................................................    72,415    7,451,503
     PriceSmart, Inc.......................................................     4,262      315,814
# *  Pyxus International, Inc..............................................     3,508       40,061
     Sanderson Farms, Inc..................................................    22,700    3,514,187
     Seaboard Corp.........................................................     1,812    7,644,991
*    Seneca Foods Corp., Class A...........................................     6,301      222,929
*    Seneca Foods Corp., Class B...........................................       300       10,470
*    Simply Good Foods Co. (The)...........................................     8,033      197,130
     SpartanNash Co........................................................    33,983      445,007
#    Spectrum Brands Holdings, Inc.........................................     6,675      335,152
*    TreeHouse Foods, Inc..................................................    35,887    1,938,616
     Tyson Foods, Inc., Class A............................................   405,030   33,532,434
     Universal Corp........................................................    22,290    1,221,492
*    US Foods Holding Corp.................................................   208,373    8,266,157
#    Village Super Market, Inc., Class A...................................     1,900       50,350
     Walgreens Boots Alliance, Inc.........................................   659,669   36,136,668
     Walmart, Inc.......................................................... 1,173,687  137,626,538
#    Weis Markets, Inc.....................................................    11,602      446,561
                                                                                      ------------
TOTAL CONSUMER STAPLES.....................................................            440,617,282
                                                                                      ------------

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                             SHARES      VALUE+
                                                                            --------- ------------
ENERGY -- (9.5%)
     Adams Resources & Energy, Inc.........................................     6,004 $    180,120
# *  Antero Resources Corp.................................................    26,000       65,000
     Apache Corp...........................................................    15,708      340,235
*    Apergy Corp...........................................................    13,433      338,109
#    Arch Coal, Inc., Class A..............................................    17,190    1,356,119
     Archrock, Inc.........................................................    69,200      667,088
# *  Bonanza Creek Energy, Inc.............................................     6,200      110,484
     Cabot Oil & Gas Corp..................................................   115,578    2,154,374
# *  Callon Petroleum Co...................................................   250,011      950,042
# *  Carrizo Oil & Gas, Inc................................................     1,000        7,360
*    Centennial Resource Development, Inc., Class A........................    56,834      193,236
     Chevron Corp.......................................................... 1,304,634  151,520,193
     Cimarex Energy Co.....................................................    79,704    3,365,103
# *  CNX Resources Corp....................................................   175,641    1,480,654
     ConocoPhillips........................................................ 1,439,649   79,468,625
# *  CONSOL Energy, Inc....................................................     3,800       50,274
# *  Dawson Geophysical Co.................................................    21,211       50,906
     Delek US Holdings, Inc................................................    82,793    3,307,580
# *  Denbury Resources, Inc................................................   193,800      193,432
     Devon Energy Corp.....................................................     4,500       91,260
#    DMC Global, Inc.......................................................       372       16,643
*    Dorian LPG, Ltd.......................................................    13,595      169,258
# *  Earthstone Energy, Inc., Class A......................................     8,400       32,592
# *  EnLink Midstream LLC..................................................   195,680    1,223,000
*    Era Group, Inc........................................................    24,458      236,509
     Evolution Petroleum Corp..............................................    17,727       99,626
*    Exterran Corp.........................................................    35,500      449,785
     Exxon Mobil Corp...................................................... 2,133,521  144,162,014
     GasLog, Ltd...........................................................     7,643      104,785
# *  Green Plains, Inc.....................................................    21,234      261,815
*    Gulf Island Fabrication, Inc..........................................    13,009       68,167
# *  Gulfport Energy Corp..................................................    68,661      191,221
     Hallador Energy Co....................................................    14,700       49,465
*    Helix Energy Solutions Group, Inc.....................................   137,210    1,178,634
#    Helmerich & Payne, Inc................................................    95,808    3,592,800
     Hess Corp.............................................................   146,488    9,631,586
     HollyFrontier Corp....................................................   145,960    8,019,042
*    International Seaways, Inc............................................        12          302
     Kinder Morgan, Inc....................................................   574,540   11,479,309
#    Kosmos Energy, Ltd....................................................    26,900      166,780
*    Laredo Petroleum, Inc.................................................    36,900       87,084
     Marathon Oil Corp.....................................................   467,019    5,384,729
     Marathon Petroleum Corp............................................... 1,004,662   64,248,135
# *  Matador Resources Co..................................................    63,704      886,123
*    Matrix Service Co.....................................................    29,245      548,636
#    Murphy Oil Corp.......................................................   148,447    3,062,462
#    Nabors Industries, Ltd................................................   270,147      499,772
     NACCO Industries, Inc., Class A.......................................     6,832      345,016
     National Oilwell Varco, Inc...........................................    92,895    2,101,285
*    Natural Gas Services Group, Inc.......................................    15,026      178,659
*    Newpark Resources, Inc................................................    93,715      562,290
     NexTier Oilfield Solutions, Inc.......................................     1,400        6,048
     Noble Energy, Inc.....................................................   133,794    2,576,872
*    Oasis Petroleum, Inc..................................................   176,912      461,740
     Occidental Petroleum Corp.............................................   177,200    7,176,600
*    Oceaneering International, Inc........................................   111,126    1,573,544
     Panhandle Oil and Gas, Inc., Class A..................................    10,414      147,775
     Parsley Energy, Inc., Class A.........................................   153,065    2,419,958
     Patterson-UTI Energy, Inc.............................................   192,640    1,602,765

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                             SHARES      VALUE+
                                                                            --------- ------------
ENERGY -- (Continued)
     PBF Energy, Inc., Class A.............................................   128,074 $  4,134,229
*    PDC Energy, Inc.......................................................    48,958      976,712
     Peabody Energy Corp...................................................    79,122      833,155
     Phillips 66...........................................................   775,455   90,588,653
     Pioneer Natural Resources Co..........................................    88,400   10,874,968
*    ProPetro Holding Corp.................................................     5,764       44,671
     QEP Resources, Inc....................................................   108,730      362,071
#    Range Resources Corp..................................................    41,800      168,454
*    REX American Resources Corp...........................................     4,050      327,726
*    SandRidge Energy, Inc.................................................     1,400        6,132
     Schlumberger, Ltd.....................................................     6,554      214,250
*    SEACOR Holdings, Inc..................................................    18,204      781,134
*    SEACOR Marine Holdings, Inc...........................................    12,678      164,941
     Ship Finance International, Ltd.......................................    12,481      180,600
*    SilverBow Resources, Inc..............................................     3,019       23,850
     SM Energy Co..........................................................    69,938      548,314
# *  Southwestern Energy Co................................................   364,155      746,518
*    SRC Energy, Inc.......................................................   246,067      767,729
#    Targa Resources Corp..................................................    68,796    2,674,788
*    TETRA Technologies, Inc...............................................    31,400       53,380
# *  Transocean, Ltd.......................................................   216,054    1,026,256
# *  Unit Corp.............................................................    39,800       81,192
#    Valaris P.L.C.........................................................         1            4
     Valero Energy Corp....................................................   605,899   58,760,085
# *  Whiting Petroleum Corp................................................    39,585      250,969
     World Fuel Services Corp..............................................    14,312      597,812
*    WPX Energy, Inc.......................................................   405,172    4,043,616
                                                                                      ------------
TOTAL ENERGY...............................................................            700,125,229
                                                                                      ------------
FINANCIALS -- (23.8%)
#    1st Constitution BanCorp..............................................       692       13,141
     1st Source Corp.......................................................    45,305    2,318,710
     Affiliated Managers Group, Inc........................................    31,797    2,539,944
     Aflac, Inc............................................................   428,750   22,792,350
*    Alleghany Corp........................................................     3,115    2,424,373
     Allstate Corp. (The)..................................................   169,260   18,012,649
     American Equity Investment Life Holding Co............................    99,914    2,465,878
     American Financial Group, Inc.........................................   156,083   16,238,875
     American International Group, Inc.....................................   421,331   22,313,690
     American National Insurance Co........................................    23,302    2,795,774
     Ameris BanCorp........................................................     5,770      247,244
     AmeriServ Financial, Inc..............................................    30,968      128,827
*    Arch Capital Group, Ltd...............................................     9,282      387,616
     Argo Group International Holdings, Ltd................................    59,381    3,673,902
     Associated Banc-Corp..................................................    62,243    1,251,707
     Assurant, Inc.........................................................    65,820    8,297,927
     Assured Guaranty, Ltd.................................................   122,989    5,770,644
*    Asta Funding, Inc.....................................................       885        6,107
*    Athene Holding, Ltd., Class A.........................................    90,662    3,930,198
     Atlantic Union Bankshares Corp........................................    68,246    2,515,548
# *  Atlanticus Holdings Corp..............................................    12,567       99,405
     Axis Capital Holdings, Ltd............................................    62,010    3,685,254
     Banc of California, Inc...............................................     4,100       56,457
*    Bancorp, Inc. (The)...................................................    14,759      160,873
     BancorpSouth Bank.....................................................    49,627    1,522,060
     Bank of America Corp.................................................. 5,929,137  185,404,114
     Bank of New York Mellon Corp. (The)...................................   552,910   25,848,542
     Bank OZK..............................................................    52,132    1,462,824
     BankFinancial Corp....................................................    16,687      214,929

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                             SHARES      VALUE+
                                                                            --------- ------------
FINANCIALS -- (Continued)
     BankUnited, Inc.......................................................    42,709 $  1,464,919
     Banner Corp...........................................................    40,520    2,187,270
     Bar Harbor Bankshares.................................................     2,733       68,462
     BB&T Corp.............................................................   195,478   10,370,108
     BCB Bancorp, Inc......................................................     1,059       13,661
*    Berkshire Hathaway, Inc., Class B.....................................   561,141  119,287,354
     Berkshire Hills Bancorp, Inc..........................................    33,464    1,038,388
*    Blucora, Inc..........................................................    57,127    1,235,657
     BOK Financial Corp....................................................    23,100    1,782,165
     Boston Private Financial Holdings, Inc................................    12,500      140,625
*    Brighthouse Financial, Inc............................................    55,158    2,082,766
     Brookline Bancorp, Inc................................................    90,600    1,422,420
     Cadence BanCorp.......................................................    52,543      808,111
*    Cannae Holdings, Inc..................................................    15,438      450,790
#    Capital City Bank Group, Inc..........................................    14,283      406,351
     Capital One Financial Corp............................................   372,872   34,770,314
     Capitol Federal Financial, Inc........................................   139,153    1,985,713
     Carolina Financial Corp...............................................     1,153       43,756
#    Cathay General BanCorp................................................    85,940    3,056,886
     CenterState Bank Corp.................................................    22,895      580,617
     Century Bancorp, Inc., Class A........................................       295       25,668
     Chemung Financial Corp................................................       300       12,771
     Chubb, Ltd............................................................   147,355   22,459,849
     Cincinnati Financial Corp.............................................    12,284    1,390,672
     CIT Group, Inc........................................................    74,203    3,182,567
     Citigroup, Inc........................................................ 1,870,326  134,401,626
     Citizens Community Bancorp, Inc.......................................    10,355      115,148
     CME Group, Inc........................................................    77,028   15,848,511
     CNA Financial Corp....................................................    51,474    2,308,094
     CNO Financial Group, Inc..............................................   301,264    4,714,782
     Codorus Valley Bancorp, Inc...........................................       166        3,592
     Columbia Banking System, Inc..........................................    69,936    2,748,485
     Community Bankers Trust Corp..........................................     5,917       51,241
     Community Financial Corp. (The).......................................       408       13,595
     Community Trust Bancorp, Inc..........................................    18,195      797,123
     Community West Bancshares.............................................       400        3,968
     ConnectOne Bancorp, Inc...............................................    38,800      942,064
*    Consumer Portfolio Services, Inc......................................    26,500       89,438
# *  Cowen, Inc., Class A..................................................     3,989       59,715
*    Customers Bancorp, Inc................................................     2,290       53,998
     CVB Financial Corp....................................................     5,300      110,134
     Donegal Group, Inc., Class A..........................................    12,386      182,322
     E*TRADE Financial Corp................................................    86,881    3,630,757
     Eagle Bancorp Montana, Inc............................................     1,000       19,020
     East West Bancorp, Inc................................................    76,046    3,263,894
     Employers Holdings, Inc...............................................    36,900    1,562,346
*    Equity Bancshares, Inc., Class A......................................     2,393       66,430
     ESSA Bancorp, Inc.....................................................     8,217      134,348
     Evans Bancorp, Inc....................................................     1,681       63,861
     Everest Re Group, Ltd.................................................    34,913    8,975,783
     FBL Financial Group, Inc., Class A....................................    24,660    1,414,991
     Federal Agricultural Mortgage Corp., Class A..........................       177       13,257
     Federal Agricultural Mortgage Corp., Class C..........................     9,500      804,555
     FedNat Holding Co.....................................................    13,665      196,093
     Fifth Third Bancorp...................................................   202,049    5,875,585
     Financial Institutions, Inc...........................................       296        9,303
     First American Financial Corp.........................................    81,153    5,013,632
     First BanCorp.........................................................    16,138      609,209
     First BanCorp.........................................................   229,025    2,409,343

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                             SHARES      VALUE+
                                                                            --------- ------------
FINANCIALS -- (Continued)
     First Busey Corp......................................................     3,120 $     82,274
     First Business Financial Services, Inc................................       964       23,444
     First Citizens BancShares, Inc., Class A..............................     8,627    4,243,794
     First Commonwealth Financial Corp.....................................    31,647      445,906
     First Defiance Financial Corp.........................................    21,760      672,819
     First Financial Bancorp...............................................   112,065    2,626,804
     First Financial Corp..................................................     1,147       50,319
     First Financial Northwest, Inc........................................    25,371      359,000
     First Hawaiian, Inc...................................................    67,592    1,847,289
     First Horizon National Corp...........................................   239,535    3,825,374
     First Internet BanCorp................................................     5,329      121,181
     First Interstate BancSystem, Inc., Class A............................    20,548      862,194
     First Merchants Corp..................................................    40,115    1,586,548
     First Midwest Bancorp, Inc............................................   103,318    2,122,152
     First United Corp.....................................................     1,266       29,624
     Flagstar Bancorp, Inc.................................................     8,432      306,419
     FNB Corp..............................................................   122,668    1,479,376
     Franklin Financial Network, Inc.......................................     5,337      177,562
     Fulton Financial Corp.................................................   167,580    2,858,915
*    Genworth Financial, Inc., Class A.....................................    34,964      149,646
     Global Indemnity, Ltd.................................................     8,282      205,062
     Goldman Sachs Group, Inc. (The).......................................   205,139   43,772,560
     Great Southern Bancorp, Inc...........................................     1,616       97,639
     Great Western Bancorp, Inc............................................    25,293      881,967
     Guaranty Federal Bancshares, Inc......................................     1,684       40,871
*    Hallmark Financial Services, Inc......................................    16,734      298,200
     Hancock Whitney Corp..................................................    26,413    1,030,107
     Hanmi Financial Corp..................................................     3,221       62,004
     Hanover Insurance Group, Inc. (The)...................................    88,829   11,699,668
     Hartford Financial Services Group, Inc. (The).........................   245,844   14,032,776
     Heartland Financial USA, Inc..........................................       465       21,753
     Hilltop Holdings, Inc.................................................    26,171      611,355
*    HMN Financial, Inc....................................................     3,456       72,749
     Home Bancorp, Inc.....................................................       719       27,437
     Home BancShares, Inc..................................................    49,545      915,592
*    HomeStreet, Inc.......................................................     2,200       66,022
     Hope Bancorp, Inc.....................................................   103,224    1,473,006
     Horace Mann Educators Corp............................................    58,206    2,535,453
     Huntington Bancshares, Inc............................................    86,935    1,228,392
     IBERIABANK Corp.......................................................    30,509    2,239,056
     Independent Bank Corp.................................................       339       27,825
     Independent Bank Group, Inc...........................................    40,199    2,149,441
     International Bancshares Corp.........................................    22,918      938,721
     Invesco, Ltd..........................................................   126,947    2,135,249
     Investors Bancorp, Inc................................................   123,411    1,487,103
     Investors Title Co....................................................     1,069      162,167
#    Janus Henderson Group P.L.C...........................................    36,538      845,124
     Jefferies Financial Group, Inc........................................   114,638    2,140,291
     JPMorgan Chase & Co................................................... 2,307,658  288,272,637
     Kemper Corp...........................................................    59,119    4,249,474
     KeyCorp...............................................................   526,210    9,455,994
     Lakeland Bancorp, Inc.................................................    55,240      914,222
     Landmark Bancorp, Inc.................................................     2,509       58,184
     Legg Mason, Inc.......................................................    43,800    1,631,988
     Lincoln National Corp.................................................   134,595    7,601,926
     Loews Corp............................................................   243,798   11,946,102
     Mackinac Financial Corp...............................................     6,893      107,807
     Marlin Business Services Corp.........................................    13,787      327,303
# *  MBIA, Inc.............................................................    82,267      764,260

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                             SHARES     VALUE+
                                                                            --------- -----------
FINANCIALS -- (Continued)
     Mercantile Bank Corp..................................................     4,422 $   155,699
     Meridian Bancorp, Inc.................................................     1,000      19,560
*    Meridian Corp.........................................................       511       9,070
     MetLife, Inc..........................................................   949,912  44,446,382
     MGIC Investment Corp..................................................   340,167   4,663,690
     Middlefield Banc Corp.................................................       226      10,396
     MidWestOne Financial Group, Inc.......................................       346      11,278
     Morgan Stanley........................................................ 1,036,923  47,750,304
     MutualFirst Financial, Inc............................................     2,300      91,747
     MVB Financial Corp....................................................       716      14,427
     National Western Life Group, Inc., Class A............................       900     245,340
     Navient Corp..........................................................    61,729     850,008
     Nelnet, Inc., Class A.................................................    16,900   1,035,463
#    New York Community Bancorp, Inc.......................................   202,923   2,364,053
>>   NewStar Financial, Inc................................................    41,166      28,911
     Northfield Bancorp, Inc...............................................     2,300      39,123
     Northrim BanCorp, Inc.................................................     5,734     223,339
     Northwest Bancshares, Inc.............................................    89,407   1,508,296
     OceanFirst Financial Corp.............................................     5,000     119,650
     OFG BanCorp...........................................................    34,148     693,546
     Old National Bancorp..................................................    84,257   1,516,205
     Old Republic International Corp.......................................   232,667   5,197,781
     OneMain Holdings, Inc.................................................    43,655   1,746,200
     Oppenheimer Holdings, Inc., Class A...................................     3,097      84,238
     Oritani Financial Corp................................................    46,800     873,288
*    Pacific Mercantile Bancorp............................................     4,866      34,841
#    Pacific Premier Bancorp, Inc..........................................     3,466     116,995
     PacWest Bancorp.......................................................    92,581   3,424,571
     Peoples BanCorp of North Carolina, Inc................................       275       8,179
     Peoples Bancorp, Inc..................................................    15,923     520,841
     People's United Financial, Inc........................................   218,574   3,534,342
     Pinnacle Financial Partners, Inc......................................    27,914   1,641,901
     PNC Financial Services Group, Inc. (The)..............................   217,040  31,839,768
     Popular, Inc..........................................................    87,336   4,756,319
# *  PRA Group, Inc........................................................    44,671   1,515,687
     Premier Financial Bancorp, Inc........................................     9,004     159,821
     Principal Financial Group, Inc........................................   218,754  11,677,089
     ProAssurance Corp.....................................................     3,184     124,876
#    Prosperity Bancshares, Inc............................................    43,994   3,036,466
     Protective Insurance Corp., Class A...................................       300       4,455
     Protective Insurance Corp., Class B...................................     5,098      81,109
     Provident Financial Holdings, Inc.....................................       544      10,913
     Provident Financial Services, Inc.....................................    71,759   1,790,387
     Prudential Bancorp, Inc...............................................     1,222      21,324
     Prudential Financial, Inc.............................................   497,625  45,353,542
     Radian Group, Inc.....................................................   167,314   4,199,581
     Regions Financial Corp................................................ 1,302,555  20,971,135
     Reinsurance Group of America, Inc.....................................   153,566  24,949,868
     RenaissanceRe Holdings, Ltd...........................................    28,067   5,253,581
     Renasant Corp.........................................................    44,538   1,545,469
     Riverview Bancorp, Inc................................................     1,682      12,094
     Safety Insurance Group, Inc...........................................    26,197   2,546,348
     Salisbury Bancorp, Inc................................................       300      11,418
     Sandy Spring Bancorp, Inc.............................................    10,325     356,212
     Santander Consumer USA Holdings, Inc..................................    48,660   1,220,393
     SB Financial Group, Inc...............................................     1,128      19,086
*    Select Bancorp, Inc...................................................     2,728      30,826
     Selective Insurance Group, Inc........................................    45,200   3,124,224
#    Severn Bancorp, Inc...................................................     1,399      11,612

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                             SHARES       VALUE+
                                                                            --------- --------------
FINANCIALS -- (Continued)
     Signature Bank........................................................    26,089 $    3,086,850
#    Simmons First National Corp., Class A.................................    52,445      1,254,484
     SLM Corp..............................................................    63,919        539,476
     South State Corp......................................................    14,479      1,141,814
     Southern National BanCorp of Virginia, Inc............................       193          3,057
     State Auto Financial Corp.............................................    15,100        499,659
     State Street Corp.....................................................     6,188        408,841
     Sterling Bancorp......................................................   110,271      2,166,825
     Stewart Information Services Corp.....................................    12,271        502,129
     Stifel Financial Corp.................................................    71,100      3,980,178
     SunTrust Banks, Inc...................................................   255,532     17,463,057
     Synchrony Financial...................................................   544,549     19,260,698
     Synovus Financial Corp................................................   106,709      3,614,234
     TCF Financial Corp....................................................    80,613      3,191,469
     Territorial Bancorp, Inc..............................................       823         24,328
*    Texas Capital Bancshares, Inc.........................................    22,592      1,221,324
     Timberland Bancorp, Inc...............................................     3,971        105,232
     Tiptree, Inc..........................................................    37,071        272,472
     Towne Bank............................................................    10,057        282,501
     Travelers Cos., Inc. (The)............................................   168,250     22,050,845
     TriCo Bancshares......................................................       854         32,136
#    Trustmark Corp........................................................    66,717      2,289,727
     Two River Bancorp.....................................................       700         14,679
     UMB Financial Corp....................................................     6,961        454,275
     Umpqua Holdings Corp..................................................    70,732      1,118,980
#    United Bankshares, Inc................................................    31,427      1,242,624
     United Community Banks, Inc...........................................     7,372        222,708
     United Financial Bancorp, Inc.........................................     9,993        141,101
     United Fire Group, Inc................................................    24,429      1,112,008
     Unity Bancorp, Inc....................................................     3,592         78,449
     Univest Financial Corp................................................     2,256         58,092
     Unum Group............................................................   517,445     14,250,435
#    Valley National Bancorp...............................................   158,654      1,837,213
     Voya Financial, Inc...................................................    72,944      3,936,058
     Washington Federal, Inc...............................................    97,887      3,568,960
     Waterstone Financial, Inc.............................................     1,426         26,566
     Webster Financial Corp................................................    22,479        991,324
     Wells Fargo & Co...................................................... 3,018,887    155,865,136
     WesBanco, Inc.........................................................    34,796      1,307,982
     Western New England Bancorp, Inc......................................    13,698        130,953
     White Mountains Insurance Group, Ltd..................................     1,572      1,683,612
     Wintrust Financial Corp...............................................    47,328      3,020,473
     WSFS Financial Corp...................................................    40,724      1,717,331
#    Zions Bancorp NA......................................................   114,384      5,544,192
                                                                                      --------------
TOTAL FINANCIALS...........................................................            1,753,069,546
                                                                                      --------------
HEALTH CARE -- (13.3%)
     Abbott Laboratories...................................................   915,297     76,527,982
# *  Acadia Healthcare Co., Inc............................................    68,394      2,051,136
# *  Acorda Therapeutics, Inc..............................................     6,700         11,055
*    Addus HomeCare Corp...................................................     2,044        172,125
     Allergan P.L.C........................................................    26,101      4,596,647
*    Allscripts Healthcare Solutions, Inc..................................    33,823        370,024
*    AMN Healthcare Services, Inc..........................................     3,400        199,784
*    AngioDynamics, Inc....................................................    14,354        219,616
*    Anika Therapeutics, Inc...............................................    14,671      1,032,692
     Anthem, Inc...........................................................   504,640    135,788,531
*    Arena Pharmaceuticals, Inc............................................     2,796        136,207
# *  Avanos Medical, Inc...................................................    23,671      1,042,471

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                              SHARES      VALUE+
                                                                             --------- ------------
HEALTH CARE -- (Continued)
      Becton Dickinson and Co...............................................    31,580 $  8,084,480
*     Bio-Rad Laboratories, Inc., Class A...................................     6,342    2,103,134
# *   Bluebird Bio, Inc.....................................................     7,100      575,100
*     Brookdale Senior Living, Inc..........................................   160,354    1,178,602
*     Cambrex Corp..........................................................     3,325      198,602
*     Catalent, Inc.........................................................    59,241    2,882,075
*     Centene Corp..........................................................    40,272    2,137,638
*     Cigna Corp............................................................   299,456   53,440,918
*     Concert Pharmaceuticals, Inc..........................................     5,383       33,536
      CONMED Corp...........................................................    43,239    4,757,155
      Cooper Cos., Inc. (The)...............................................    13,956    4,061,196
# *   Covetrus, Inc.........................................................     7,558       74,938
*     Cross Country Healthcare, Inc.........................................    33,795      365,324
*     CryoLife, Inc.........................................................    17,502      392,920
# *   Cumberland Pharmaceuticals, Inc.......................................    23,319      122,658
      CVS Health Corp....................................................... 1,510,745  100,298,361
      Danaher Corp..........................................................   405,225   55,848,109
*     DaVita, Inc...........................................................    73,290    4,294,794
      DENTSPLY SIRONA, Inc..................................................    73,992    4,053,282
*     Digirad Corp..........................................................     2,671       10,924
*     Diplomat Pharmacy, Inc................................................    34,200      186,048
*     Emergent BioSolutions, Inc............................................    30,996    1,771,731
# *   Enzo Biochem, Inc.....................................................     6,287       19,867
*     FONAR Corp............................................................     1,460       29,682
*     Globus Medical, Inc., Class A.........................................    13,207      691,651
# *   Harvard Bioscience, Inc...............................................    16,180       45,304
*     HMS Holdings Corp.....................................................     6,400      209,216
*     Horizon Therapeutics P.L.C............................................    45,000    1,300,950
      Humana, Inc...........................................................   198,071   58,272,488
*     Integer Holdings Corp.................................................    41,672    3,227,080
*     Integra LifeSciences Holdings Corp....................................    15,398      894,008
# *   IntriCon Corp.........................................................     9,335      193,048
*     Jazz Pharmaceuticals P.L.C............................................    44,811    5,629,606
      Kewaunee Scientific Corp..............................................     1,631       25,949
*     Laboratory Corp. of America Holdings..................................     9,871    1,626,445
# *   LHC Group, Inc........................................................    30,318    3,364,388
# *   Ligand Pharmaceuticals, Inc...........................................     5,369      584,201
*     LivaNova P.L.C........................................................     6,183      437,324
      Luminex Corp..........................................................    19,129      392,049
*     Magellan Health, Inc..................................................    18,899    1,226,545
# *   Mallinckrodt P.L.C....................................................    33,959      107,310
* >>  MedCath Corp..........................................................    29,240            0
*     MEDNAX, Inc...........................................................    75,502    1,658,024
*     Medpace Holdings, Inc.................................................       800       58,904
      Medtronic P.L.C.......................................................   814,175   88,663,657
      Meridian Bioscience, Inc..............................................    19,800      193,842
*     Merit Medical Systems, Inc............................................    37,630      777,248
*     Molina Healthcare, Inc................................................    18,941    2,228,219
*     Mylan NV..............................................................    28,680      549,222
# *   Myriad Genetics, Inc..................................................    80,916    2,724,442
      National HealthCare Corp..............................................     6,880      565,398
*     Natus Medical, Inc....................................................    16,198      545,549
*     NuVasive, Inc.........................................................     4,355      307,202
# *   Nuvectra Corp.........................................................    10,668       14,082
*     Omnicell, Inc.........................................................    35,405    2,492,158
*     OraSure Technologies, Inc.............................................    69,400      592,676
#     Patterson Cos., Inc...................................................    12,992      222,553
      PerkinElmer, Inc......................................................    76,500    6,575,940
      Perrigo Co. P.L.C.....................................................    60,070    3,184,911

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                             SHARES      VALUE+
                                                                            --------- ------------
HEALTH CARE -- (Continued)
     Pfizer, Inc........................................................... 3,696,959 $141,852,317
# *  Premier, Inc., Class A................................................    24,342      793,062
# *  Prestige Consumer Healthcare, Inc.....................................   111,489    3,953,400
*    Providence Service Corp. (The)........................................     3,200      204,384
     Quest Diagnostics, Inc................................................     3,282      332,302
*    RTI Surgical Holdings, Inc............................................    65,316      143,695
*    Select Medical Holdings Corp..........................................   124,004    2,259,353
     STERIS P.L.C..........................................................       200       28,314
*    Supernus Pharmaceuticals, Inc.........................................       523       14,534
*    Surmodics, Inc........................................................     5,593      265,723
# *  Syneos Health, Inc....................................................    36,967    1,853,895
     Taro Pharmaceutical Industries, Ltd...................................     3,478      281,162
     Teleflex, Inc.........................................................    23,829    8,278,433
     Thermo Fisher Scientific, Inc.........................................   435,609  131,545,206
# *  Triple-S Management Corp., Class B....................................    21,741      328,941
*    United Therapeutics Corp..............................................     3,922      352,352
     UnitedHealth Group, Inc...............................................    89,716   22,671,233
*    Varex Imaging Corp....................................................     5,400      162,054
*    WellCare Health Plans, Inc............................................    18,375    5,450,025
                                                                                      ------------
TOTAL HEALTH CARE..........................................................            979,421,318
                                                                                      ------------
INDUSTRIALS -- (12.0%)
     AAR Corp..............................................................    35,596    1,486,133
     ABM Industries, Inc...................................................    76,400    2,785,544
     Acme United Corp......................................................     1,030       21,281
     Actuant Corp., Class A................................................    21,000      520,170
     Acuity Brands, Inc....................................................    32,822    4,095,857
*    Advanced Disposal Services, Inc.......................................     9,007      295,249
*    AECOM.................................................................   114,631    4,586,386
*    Aegion Corp...........................................................    38,330      830,611
*    Aerovironment, Inc....................................................    35,065    2,033,069
     AGCO Corp.............................................................    73,273    5,619,306
     Air Lease Corp........................................................    74,037    3,256,147
*    Air Transport Services Group, Inc.....................................    20,108      420,458
     Alamo Group, Inc......................................................    22,751    2,435,722
     Alaska Air Group, Inc.................................................   114,992    7,983,895
     Albany International Corp., Class A...................................    20,551    1,725,873
#    Allegiant Travel Co...................................................    10,873    1,819,379
     Allied Motion Technologies, Inc.......................................     1,458       55,200
     Altra Industrial Motion Corp..........................................    15,484      476,907
     AMERCO................................................................    29,431   11,920,732
# *  Ameresco, Inc., Class A...............................................       981       14,460
*    American Woodmark Corp................................................    16,604    1,646,453
     Apogee Enterprises, Inc...............................................    36,374    1,365,480
     Applied Industrial Technologies, Inc..................................    11,718      701,205
*    ARC Document Solutions, Inc...........................................    20,800       28,288
     ArcBest Corp..........................................................    12,135      350,580
     Arconic, Inc..........................................................   257,834    7,082,700
     Arcosa, Inc...........................................................    61,271    2,353,419
#    Argan, Inc............................................................    16,121      610,180
*    Armstrong Flooring, Inc...............................................    22,983      141,116
*    ASGN, Inc.............................................................    55,051    3,500,693
     Astec Industries, Inc.................................................    22,925      804,438
# *  Atlas Air Worldwide Holdings, Inc.....................................    29,094      638,031
     AZZ, Inc..............................................................    19,600      760,284
     Barnes Group, Inc.....................................................    52,200    3,051,090
# *  Beacon Roofing Supply, Inc............................................    32,799    1,018,081
*    BMC Stock Holdings, Inc...............................................     3,700       99,863
     Brady Corp., Class A..................................................    55,500    3,126,870

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                             SHARES     VALUE+
                                                                            --------- -----------
INDUSTRIALS -- (Continued)
#    Briggs & Stratton Corp................................................    48,233 $   355,477
*    Builders FirstSource, Inc.............................................    28,442     643,074
*    CAI International, Inc................................................    17,082     406,039
     Carlisle Cos., Inc....................................................    46,423   7,068,830
*    Casella Waste Systems, Inc., Class A..................................     5,201     226,712
*    CBIZ, Inc.............................................................    39,049   1,068,771
*    CECO Environmental Corp...............................................     3,773      25,883
*    Chart Industries, Inc.................................................    23,320   1,367,252
     Chicago Rivet & Machine Co............................................       700      18,207
*    CIRCOR International, Inc.............................................     9,719     372,141
*    Clean Harbors, Inc....................................................    40,519   3,341,197
# *  Colfax Corp...........................................................    16,746     562,666
     Columbus McKinnon Corp................................................    17,542     658,176
     Comfort Systems USA, Inc..............................................    44,560   2,246,270
*    Commercial Vehicle Group, Inc.........................................    31,533     229,876
     CompX International, Inc..............................................       500       7,330
*    Continental Building Products, Inc....................................     1,300      38,883
     Copa Holdings SA, Class A.............................................    33,488   3,407,069
*    Covenant Transportation Group, Inc., Class A..........................     7,080     108,820
     CRA International, Inc................................................     7,613     374,940
     Crane Co..............................................................    13,650   1,044,498
     CSW Industrials, Inc..................................................       300      20,766
     CSX Corp.............................................................. 1,055,544  74,173,077
#    Cubic Corp............................................................    31,381   2,314,035
     Curtiss-Wright Corp...................................................    46,353   6,269,243
     Delta Air Lines, Inc..................................................   433,135  23,857,076
     Deluxe Corp...........................................................    27,627   1,431,907
     Douglas Dynamics, Inc.................................................    30,234   1,415,858
*    Ducommun, Inc.........................................................    12,645     626,939
*    DXP Enterprises, Inc..................................................    15,502     535,129
# *  Dycom Industries, Inc.................................................     8,097     369,142
     Eastern Co. (The).....................................................    10,193     281,225
     Eaton Corp. P.L.C.....................................................   265,270  23,107,670
*    Echo Global Logistics, Inc............................................    31,380     624,776
     EMCOR Group, Inc......................................................    63,171   5,540,728
     Encore Wire Corp......................................................    24,066   1,352,509
     EnerSys...............................................................    44,939   3,004,622
#    Ennis, Inc............................................................    30,835     604,058
     EnPro Industries, Inc.................................................     8,338     579,908
     ESCO Technologies, Inc................................................    29,848   2,521,858
     Espey Manufacturing & Electronics Corp................................     1,671      37,982
     Federal Signal Corp...................................................    71,923   2,333,182
     FedEx Corp............................................................   127,314  19,435,755
     Flowserve Corp........................................................    52,147   2,546,859
     Fluor Corp............................................................    59,992     966,471
     Fortune Brands Home & Security, Inc...................................   126,352   7,587,438
     Forward Air Corp......................................................     5,747     397,520
*    Franklin Covey Co.....................................................     3,046     116,357
     Franklin Electric Co., Inc............................................    20,558   1,107,048
*    FTI Consulting, Inc...................................................    43,936   4,783,312
# *  Gardner Denver Holdings, Inc..........................................    65,747   2,092,727
#    GATX Corp.............................................................    65,445   5,206,150
*    Gencor Industries, Inc................................................    13,149     164,363
*    Genesee & Wyoming, Inc., Class A......................................    33,263   3,693,191
*    Gibraltar Industries, Inc.............................................    34,903   1,857,887
*    Goldfield Corp. (The).................................................     4,304       9,770
     Gorman-Rupp Co. (The).................................................    22,062     814,970
*    GP Strategies Corp....................................................    18,583     206,271
#    Granite Construction, Inc.............................................    27,179     639,794

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                            SHARES    VALUE+
                                                                            ------- -----------
INDUSTRIALS -- (Continued)
*    Great Lakes Dredge & Dock Corp........................................  69,820 $   750,565
#    Greenbrier Cos., Inc. (The)...........................................  22,451     657,590
     Griffon Corp..........................................................  40,152     855,639
#    Hawaiian Holdings, Inc................................................  35,522   1,016,284
     Heartland Express, Inc................................................  10,005     209,104
     Heidrick & Struggles International, Inc...............................  18,634     530,324
*    Herc Holdings, Inc....................................................   1,679      74,313
*    Heritage-Crystal Clean, Inc...........................................   7,665     203,429
     Herman Miller, Inc....................................................  22,986   1,068,849
*    Hertz Global Holdings, Inc............................................  49,525     669,083
     Hillenbrand, Inc......................................................  14,055     432,753
*    Houston Wire & Cable Co...............................................   9,200      39,100
*    Hub Group, Inc., Class A..............................................   1,944      89,035
     Hubbell, Inc..........................................................  17,724   2,511,491
     HurCo Cos., Inc.......................................................   7,910     275,189
*    Huron Consulting Group, Inc...........................................  25,901   1,713,092
     Hyster-Yale Materials Handling, Inc...................................  12,246     621,117
*    IAA Inc...............................................................  18,100     690,515
     ICF International, Inc................................................  31,660   2,712,945
     Ingersoll-Rand P.L.C.................................................. 213,109  27,041,401
*    InnerWorkings, Inc....................................................  31,800     154,230
     Insteel Industries, Inc...............................................  17,578     335,212
     Interface, Inc........................................................   9,774     162,542
     ITT, Inc..............................................................  92,819   5,518,090
*    JELD-WEN Holding, Inc.................................................   4,547      77,708
*    JetBlue Airways Corp.................................................. 324,893   6,270,435
#    Kadant, Inc...........................................................  10,800     980,640
     Kaman Corp............................................................  27,087   1,589,194
#    KAR Auction Services, Inc.............................................  18,100     449,966
     Kennametal, Inc.......................................................  49,746   1,539,639
     Kimball International, Inc., Class B..................................  38,632     786,548
*    Kirby Corp............................................................  31,220   2,471,375
#    Knight-Swift Transportation Holdings, Inc.............................  84,110   3,066,651
     Knoll, Inc............................................................   8,100     216,594
     Korn Ferry............................................................  63,010   2,311,837
*    Kratos Defense & Security Solutions, Inc..............................   2,711      51,184
     L3Harris Technologies, Inc............................................ 130,611  26,946,355
*    Lawson Products, Inc..................................................   8,847     406,520
*    LB Foster Co., Class A................................................   6,682     121,612
     LSC Communications, Inc...............................................   5,700       5,558
     LSI Industries, Inc...................................................  15,841      82,215
*    Lydall, Inc...........................................................  15,605     305,390
#    Macquarie Infrastructure Corp.........................................  15,762     679,973
     ManpowerGroup, Inc....................................................  57,319   5,211,443
     Marten Transport, Ltd.................................................  79,636   1,724,916
*    Masonite International Corp...........................................  25,806   1,584,746
# *  MasTec, Inc...........................................................  63,539   3,999,145
     Matson, Inc...........................................................  62,316   2,379,225
     Matthews International Corp., Class A.................................  31,887   1,179,181
     McGrath RentCorp......................................................  18,152   1,385,179
*    Mercury Systems, Inc..................................................  23,055   1,698,231
*    Milacron Holdings Corp................................................  37,800     632,016
     Miller Industries, Inc................................................  20,099     722,559
*    Mistras Group, Inc....................................................  14,828     229,834
     Mobile Mini, Inc......................................................  54,461   2,048,823
     Moog, Inc., Class A...................................................  35,839   3,000,083
*    MRC Global, Inc.......................................................  97,164   1,103,783
     Mueller Industries, Inc...............................................  45,117   1,388,250
     Mueller Water Products, Inc., Class A.................................  72,387     846,928

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                            SHARES    VALUE+
                                                                            ------- -----------
INDUSTRIALS -- (Continued)
*    MYR Group, Inc........................................................  19,582 $   673,817
#    National Presto Industries, Inc.......................................   5,471     470,998
*    NL Industries, Inc....................................................     100         413
#    NN, Inc...............................................................  18,396     132,819
     Norfolk Southern Corp................................................. 545,229  99,231,678
*    Northwest Pipe Co.....................................................   5,286     161,223
*    NOW, Inc..............................................................   6,649      70,080
     nVent Electric P.L.C.................................................. 136,734   3,153,086
     Oshkosh Corp..........................................................  76,335   6,517,482
     Owens Corning......................................................... 149,300   9,149,104
     PACCAR, Inc...........................................................  84,661   6,439,316
*    PAM Transportation Services, Inc......................................   6,449     369,528
     Park Aerospace Corp...................................................   9,330     158,517
     Park-Ohio Holdings Corp...............................................   2,542      78,192
*    Patrick Industries, Inc...............................................   2,700     133,407
     Pentair P.L.C......................................................... 112,916   4,682,627
*    Perma-Pipe International Holdings, Inc................................   8,900      79,032
*    PGT Innovations, Inc..................................................  42,780     755,495
     Powell Industries, Inc................................................   5,719     223,956
     Preformed Line Products Co............................................     400      21,840
     Primoris Services Corp................................................  34,000     694,960
#    Quad/Graphics, Inc....................................................   6,491      29,404
     Quanex Building Products Corp.........................................  30,731     592,801
     Quanta Services, Inc.................................................. 168,307   7,077,309
*    Radiant Logistics, Inc................................................  42,044     226,617
     Raytheon Co...........................................................   6,649   1,410,984
*    RBC Bearings, Inc.....................................................   1,191     191,084
*    RCM Technologies, Inc.................................................  15,245      45,887
     Regal Beloit Corp.....................................................  22,480   1,664,644
     Republic Services, Inc................................................ 429,755  37,607,860
*    Resideo Technologies, Inc.............................................  27,514     262,208
     Resources Connection, Inc.............................................  31,255     457,886
*    Rexnord Corp..........................................................  66,378   1,877,834
     Rush Enterprises, Inc., Class A.......................................  33,503   1,463,746
     Rush Enterprises, Inc., Class B.......................................  18,522     794,964
     Ryder System, Inc.....................................................  89,844   4,369,114
*    Saia, Inc.............................................................  29,325   2,615,790
     Schneider National, Inc., Class B.....................................   9,398     214,932
# *  Sensata Technologies Holding P.L.C.................................... 104,496   5,349,150
*    SIFCO Industries, Inc.................................................   4,527      11,544
     Simpson Manufacturing Co., Inc........................................  37,725   3,117,594
     SkyWest, Inc..........................................................  57,460   3,421,743
     Snap-on, Inc..........................................................  30,615   4,980,142
     Southwest Airlines Co................................................. 531,263  29,819,792
     Spartan Motors, Inc...................................................  33,020     576,859
*    Spirit Airlines, Inc..................................................  63,489   2,384,647
*    SPX FLOW, Inc.........................................................  20,967     949,386
     Standex International Corp............................................  22,341   1,693,001
     Stanley Black & Decker, Inc........................................... 129,900  19,657,767
     Steelcase, Inc., Class A.............................................. 100,669   1,758,687
# *  Stericycle, Inc.......................................................  34,100   1,964,160
*    Sterling Construction Co., Inc........................................  29,900     485,725
*    Team, Inc.............................................................  12,074     219,264
     Terex Corp............................................................  37,136   1,023,097
     Tetra Tech, Inc.......................................................  57,122   4,996,461
# *  Textainer Group Holdings, Ltd.........................................  10,800     111,780
     Textron, Inc..........................................................   1,844      84,990
*    Thermon Group Holdings, Inc...........................................   5,700     135,831
     Timken Co. (The)......................................................  40,125   1,966,125

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                            SHARES     VALUE+
                                                                            ------- ------------
INDUSTRIALS -- (Continued)
     Titan International, Inc..............................................  27,586 $     73,655
*    Titan Machinery, Inc..................................................  17,783      295,198
*    Transcat, Inc.........................................................   7,700      241,318
*    TriMas Corp...........................................................   7,200      232,704
#    Trinity Industries, Inc............................................... 120,734    2,388,119
     Triton International, Ltd.............................................  28,353    1,040,555
#    Triumph Group, Inc....................................................   3,794       78,801
*    Tutor Perini Corp.....................................................  19,285      298,339
*    Twin Disc, Inc........................................................   6,900       74,244
*    Ultralife Corp........................................................   3,309       28,590
     UniFirst Corp.........................................................  18,705    3,756,712
     Union Pacific Corp.................................................... 561,768   92,950,133
*    United Airlines Holdings, Inc......................................... 114,796   10,428,069
*    United Rentals, Inc...................................................     800      106,856
     United Technologies Corp.............................................. 245,098   35,191,171
# *  Univar Solutions, Inc.................................................  77,916    1,672,077
     Universal Forest Products, Inc........................................  95,400    4,804,344
# *  USA Truck, Inc........................................................   7,482       59,332
     Valmont Industries, Inc...............................................  10,420    1,429,520
*    Vectrus, Inc..........................................................  10,469      478,538
# *  Veritiv Corp..........................................................   9,937      135,541
     Viad Corp.............................................................  23,193    1,415,237
     Virco Manufacturing Corp..............................................  12,601       49,396
     VSE Corp..............................................................   6,244      239,894
     Wabash National Corp..................................................  23,800      339,388
     Watts Water Technologies, Inc., Class A...............................  27,709    2,583,864
     Werner Enterprises, Inc...............................................  51,539    1,881,173
*    Wesco Aircraft Holdings, Inc..........................................  16,656      183,549
*    WESCO International, Inc..............................................  50,840    2,549,626
# *  Willdan Group, Inc....................................................   7,100      215,130
*    Willis Lease Finance Corp.............................................   6,713      365,926
     Woodward, Inc.........................................................  14,712    1,569,182
# *  XPO Logistics, Inc.................................................... 103,005    7,869,582
                                                                                    ------------
TOTAL INDUSTRIALS..........................................................          885,520,604
                                                                                    ------------
INFORMATION TECHNOLOGY -- (11.9%)
*    ACI Worldwide, Inc....................................................  49,250    1,545,957
*    Advanced Energy Industries, Inc.......................................  15,342      906,712
*    Agilysys, Inc.........................................................  14,791      372,585
*    Alithya Group, Inc., Class A..........................................  11,334       30,828
     Alliance Data Systems Corp............................................  15,826    1,582,600
*    Alpha & Omega Semiconductor, Ltd......................................  20,661      269,833
     Amdocs, Ltd...........................................................  99,072    6,459,494
*    Amkor Technology, Inc.................................................   1,400       17,402
     Analog Devices, Inc................................................... 111,958   11,938,082
*    Anixter International, Inc............................................  17,801    1,473,033
*    Arrow Electronics, Inc................................................ 175,521   13,915,305
     AstroNova, Inc........................................................   6,285       99,680
*    Avaya Holdings Corp...................................................   4,570       55,251
     Avnet, Inc............................................................ 139,400    5,514,664
     AVX Corp..............................................................  72,760    1,114,683
*    Aware, Inc............................................................  14,326       38,107
*    Axcelis Technologies, Inc.............................................  31,733      608,322
*    AXT, Inc..............................................................  24,921       77,754
     Bel Fuse, Inc., Class A...............................................   3,574       47,892
     Bel Fuse, Inc., Class B...............................................  11,381      167,414
     Belden, Inc...........................................................  12,684      650,436
     Benchmark Electronics, Inc............................................  62,063    2,103,936
     Brooks Automation, Inc................................................  50,847    2,159,472

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                             SHARES      VALUE+
                                                                            --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
     Cabot Microelectronics Corp...........................................    13,809 $  2,086,816
*    CACI International, Inc., Class A.....................................    27,304    6,109,270
*    CalAmp Corp...........................................................    34,000      381,480
*    Calix, Inc............................................................     8,963       68,567
# *  Carbonite, Inc........................................................    18,200      312,494
# *  Cardtronics P.L.C., Class A...........................................    13,293      455,418
*    CCUR Holdings, Inc....................................................    11,740       41,677
*    Cerence Inc...........................................................    24,487      379,548
*    Ciena Corp............................................................   133,800    4,966,656
*    Cirrus Logic, Inc.....................................................    66,501    4,519,408
     Cisco Systems, Inc.................................................... 4,221,011  200,540,233
     Cognizant Technology Solutions Corp., Class A.........................     5,149      313,780
*    Coherent, Inc.........................................................    16,244    2,419,056
     Cohu, Inc.............................................................    35,808      595,129
# *  CommScope Holding Co., Inc............................................   149,929    1,679,205
     Comtech Telecommunications Corp.......................................    15,569      544,137
*    Conduent, Inc.........................................................    14,381       88,875
*    CoreLogic, Inc........................................................    96,545    3,909,107
     Corning, Inc..........................................................   785,955   23,287,847
*    Cree, Inc.............................................................    77,800    3,713,394
     CSP, Inc..............................................................     2,414       29,982
     CTS Corp..............................................................    66,936    1,785,852
*    CyberOptics Corp......................................................     3,281       60,305
     Cypress Semiconductor Corp............................................   271,878    6,326,601
     Daktronics, Inc.......................................................    44,000      301,840
*    Dell Technologies, Inc., Class C......................................    24,705    1,306,647
*    Digi International, Inc...............................................    25,438      366,816
*    Diodes, Inc...........................................................    46,870    2,186,485
     Dolby Laboratories, Inc., Class A.....................................     5,854      376,588
*    DSP Group, Inc........................................................    46,713      696,491
     DXC Technology Co.....................................................   228,936    6,334,659
*    EchoStar Corp., Class A...............................................    29,950    1,168,050
*    EMCORE Corp...........................................................       744        2,210
*    ePlus, Inc............................................................    17,490    1,366,494
*    Fabrinet..............................................................    41,355    2,325,392
*    FARO Technologies, Inc................................................    17,200      820,096
     Fidelity National Information Services, Inc...........................   198,899   26,206,932
# *  First Solar, Inc......................................................    33,283    1,723,727
*    Fiserv, Inc...........................................................       410       43,517
*    Flex, Ltd.............................................................   467,295    5,490,716
     FLIR Systems, Inc.....................................................    78,882    4,067,156
*    FormFactor, Inc.......................................................    83,395    1,820,513
*    Frequency Electronics, Inc............................................     7,390       87,202
*    GSI Technology, Inc...................................................     2,491       19,480
*    Harmonic, Inc.........................................................   102,517      797,582
     Hewlett Packard Enterprise Co.........................................   894,616   14,680,649
*    Ichor Holdings, Ltd...................................................    14,000      407,540
# *  II-VI, Inc............................................................    82,499    2,734,842
*    Insight Enterprises, Inc..............................................    42,100    2,584,098
     Intel Corp............................................................ 4,943,498  279,455,942
     InterDigital, Inc.....................................................    31,683    1,699,159
# *  IPG Photonics Corp....................................................    16,158    2,169,696
*    Itron, Inc............................................................    25,301    1,929,454
     Jabil, Inc............................................................   156,633    5,767,227
     Juniper Networks, Inc.................................................   226,000    5,609,320
     KBR, Inc..............................................................    89,786    2,528,374
#    KEMET Corp............................................................    58,223    1,265,768
*    Key Tronic Corp.......................................................    17,623      105,209
*    Kimball Electronics, Inc..............................................    23,443      348,363

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                            SHARES    VALUE+
                                                                            ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*    Knowles Corp..........................................................  97,815 $ 2,110,848
     Kulicke & Soffa Industries, Inc.......................................  74,988   1,780,590
*    KVH Industries, Inc...................................................  13,696     139,973
*    Lattice Semiconductor Corp............................................  35,397     693,427
*    Limelight Networks, Inc...............................................  63,304     267,143
     Littelfuse, Inc.......................................................   5,114     897,865
*    LiveRamp Holdings, Inc................................................  48,169   1,882,926
     LogMeIn, Inc..........................................................  19,808   1,300,989
# *  Lumentum Holdings, Inc................................................  51,495   3,226,677
     ManTech International Corp., Class A..................................  30,048   2,379,201
     Marvell Technology Group, Ltd......................................... 166,418   4,058,935
     Methode Electronics, Inc..............................................  72,016   2,477,350
*    Micron Technology, Inc................................................ 878,203  41,758,553
*    MicroStrategy, Inc., Class A..........................................     200      30,650
     MKS Instruments, Inc..................................................  62,405   6,753,469
     MTS Systems Corp......................................................  20,700   1,169,136
*    NETGEAR, Inc..........................................................  34,428     935,409
*    Netscout Systems, Inc.................................................   9,089     220,136
*    Nuance Communications, Inc............................................ 195,900   3,197,088
*    ON Semiconductor Corp................................................. 379,816   7,748,246
*    Onto Innovation Inc...................................................  46,998   1,513,326
*    Optical Cable Corp....................................................  10,474      30,898
*    OSI Systems, Inc......................................................  19,200   1,905,408
# *  PAR Technology Corp...................................................  10,048     251,803
     PC Connection, Inc....................................................  35,467   1,732,208
*    Perceptron, Inc.......................................................   1,300       5,895
*    Perficient, Inc.......................................................  28,300   1,109,360
     Perspecta, Inc........................................................ 114,468   3,037,981
*    Photronics, Inc.......................................................  79,712     940,602
     Plantronics, Inc......................................................   2,093      82,506
*    Plexus Corp...........................................................  35,152   2,599,139
*    Qorvo, Inc............................................................  95,832   7,748,976
*    Rambus, Inc...........................................................   9,315     128,966
     Richardson Electronics, Ltd...........................................  15,464      89,227
*    Rogers Corp...........................................................  10,243   1,387,722
*    Sanmina Corp..........................................................  39,846   1,224,468
*    ScanSource, Inc.......................................................  21,541     695,774
     Science Applications International Corp...............................  47,819   3,950,806
*    Silicon Laboratories, Inc.............................................   4,106     436,221
     SS&C Technologies Holdings, Inc.......................................  51,586   2,682,988
*    Sykes Enterprises, Inc................................................  21,292     657,816
# *  Synaptics, Inc........................................................  38,700   1,629,657
     SYNNEX Corp...........................................................  55,899   6,581,548
     TE Connectivity, Ltd.................................................. 197,255  17,654,322
*    Tech Data Corp........................................................  81,325   9,880,987
     TESSCO Technologies, Inc..............................................   8,689     115,477
     TiVo Corp.............................................................  19,000     154,660
# *  TTM Technologies, Inc.................................................  72,684     851,130
# *  Ultra Clean Holdings, Inc.............................................  24,282     518,906
*    Veeco Instruments, Inc................................................  15,978     217,940
*    Verint Systems, Inc...................................................  44,826   2,034,652
*    ViaSat, Inc...........................................................  22,243   1,531,208
*    Viavi Solutions, Inc..................................................  16,203     258,600
*    Virtusa Corp..........................................................  30,064   1,120,786
     Vishay Intertechnology, Inc........................................... 151,731   3,057,380
*    Vishay Precision Group, Inc...........................................  16,480     561,144
     Western Digital Corp.................................................. 215,907  11,151,597
*    Xerox Holdings Corp................................................... 219,074   7,433,181

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                            SHARES     VALUE+
                                                                            ------- ------------
INFORMATION TECHNOLOGY -- (Continued)
     Xperi Corp............................................................  54,435 $  1,105,303
                                                                                    ------------
TOTAL INFORMATION TECHNOLOGY...............................................          875,657,692
                                                                                    ------------
MATERIALS -- (2.5%)
*    AdvanSix, Inc.........................................................  19,500      443,820
#    Albemarle Corp........................................................  92,334    5,608,367
# *  Alcoa Corp............................................................ 210,309    4,372,324
# *  Allegheny Technologies, Inc...........................................  66,897    1,405,506
*    Amcor P.L.C........................................................... 213,649    2,033,938
     Ashland Global Holdings, Inc.......................................... 112,560    8,708,767
*    Berry Global Group, Inc...............................................   8,100      336,231
     Boise Cascade Co......................................................  43,464    1,554,707
     Cabot Corp............................................................  52,535    2,290,001
     Carpenter Technology Corp.............................................  52,999    2,598,011
*    Century Aluminum Co...................................................  15,822       92,242
*    Clearwater Paper Corp.................................................     895       16,593
     Commercial Metals Co..................................................  87,797    1,697,116
#    Compass Minerals International, Inc...................................   3,757      212,195
*    Core Molding Technologies, Inc........................................  11,847       67,646
*    Corteva, Inc..........................................................   3,686       97,237
     Domtar Corp...........................................................  46,407    1,688,751
*    Dow, Inc.............................................................. 163,118    8,235,828
     DuPont de Nemours, Inc................................................ 100,265    6,608,466
     Eagle Materials, Inc..................................................  27,740    2,533,772
# *  Element Solutions, Inc................................................  90,367      981,386
     Freeport-McMoRan, Inc................................................. 302,737    2,972,877
     Friedman Industries, Inc..............................................   3,048       21,122
     FutureFuel Corp.......................................................   6,104       75,262
#    Gold Resource Corp....................................................  53,300      233,454
     Graphic Packaging Holding Co.......................................... 204,980    3,209,987
     Greif, Inc., Class A..................................................  21,053      824,646
     Greif, Inc., Class B..................................................     400       18,812
     Hawkins, Inc..........................................................  10,809      462,085
     Haynes International, Inc.............................................  10,047      346,220
#    HB Fuller Co..........................................................  57,208    2,791,750
     Hecla Mining Co.......................................................  73,348      168,700
     Huntsman Corp......................................................... 219,652    4,860,899
     Innophos Holdings, Inc................................................  22,786      743,279
     Innospec, Inc.........................................................  19,133    1,747,991
     Kaiser Aluminum Corp..................................................  27,181    2,910,542
*    Kraton Corp...........................................................  18,082      405,398
     Kronos Worldwide, Inc.................................................   2,217       28,112
     Linde P.L.C...........................................................  38,940    7,723,749
     Louisiana-Pacific Corp................................................ 173,457    5,070,148
*    LSB Industries, Inc...................................................   1,758        7,436
     LyondellBasell Industries NV, Class A.................................  66,107    5,929,798
     Martin Marietta Materials, Inc........................................  23,633    6,189,719
     Materion Corp.........................................................  19,190    1,090,760
     Mercer International, Inc.............................................  21,725      265,045
     Minerals Technologies, Inc............................................  34,280    1,695,146
     Neenah, Inc...........................................................   7,684      495,618
     Newmont Goldcorp Corp.................................................  48,146    1,912,841
#    Northern Technologies International Corp..............................   6,070       75,754
     Nucor Corp............................................................ 105,332    5,672,128
     Olin Corp............................................................. 186,712    3,424,298
     Olympic Steel, Inc....................................................   9,986      149,590
     Owens-Illinois, Inc...................................................  52,313      444,661
     Packaging Corp. of America............................................  27,871    3,050,760
     PH Glatfelter Co......................................................  43,300      779,400

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                            SHARES     VALUE+
                                                                            ------- ------------
MATERIALS -- (Continued)
     PolyOne Corp..........................................................   1,985 $     63,619
*    PQ Group Holdings, Inc................................................   2,829       46,594
     Rayonier Advanced Materials, Inc......................................   4,094       17,072
     Reliance Steel & Aluminum Co..........................................  93,801   10,884,668
     Resolute Forest Products, Inc.........................................  46,500      168,330
#    Royal Gold, Inc.......................................................  44,609    5,149,663
*    Ryerson Holding Corp..................................................  10,600       92,114
     Schnitzer Steel Industries, Inc., Class A.............................     400        8,536
     Schweitzer-Mauduit International, Inc.................................  31,500    1,275,435
     Sensient Technologies Corp............................................  38,101    2,383,599
     Silgan Holdings, Inc..................................................   5,100      156,927
     Sonoco Products Co....................................................  80,873    4,666,372
     Steel Dynamics, Inc................................................... 215,469    6,541,639
     Stepan Co.............................................................  22,152    2,164,693
# *  Summit Materials, Inc., Class A.......................................  26,298      603,013
*    SunCoke Energy, Inc...................................................  45,766      242,102
     Synalloy Corp.........................................................     949       14,861
# *  TimkenSteel Corp......................................................  36,857      207,136
*    Trecora Resources.....................................................  10,776       94,506
     Tredegar Corp.........................................................  26,545      527,715
#    Trinseo SA............................................................  33,919    1,441,558
*    Tronox Holdings P.L.C., Class A.......................................  57,713      489,983
*    UFP Technologies, Inc.................................................     339       14,106
     United States Lime & Minerals, Inc....................................   2,500      221,250
#    United States Steel Corp.............................................. 168,857    1,943,544
# *  Universal Stainless & Alloy Products, Inc.............................   6,269       84,130
# *  US Concrete, Inc......................................................  10,500      548,730
     Valvoline, Inc........................................................ 204,538    4,364,841
*    Verso Corp., Class A..................................................   2,361       34,565
     Vulcan Materials Co...................................................  58,246    8,321,606
#    Westlake Chemical Corp................................................ 158,152    9,993,625
     WestRock Co........................................................... 162,029    6,055,024
     Worthington Industries, Inc...........................................  47,320    1,741,849
                                                                                    ------------
TOTAL MATERIALS............................................................          187,944,296
                                                                                    ------------
REAL ESTATE -- (0.2%)
*    Alexander & Baldwin, Inc..............................................  55,273    1,299,468
     Griffin Industrial Realty, Inc........................................   1,500       59,070
*    Howard Hughes Corp. (The).............................................  29,339    3,280,687
     Jones Lang LaSalle, Inc...............................................  40,139    5,881,166
     Kennedy-Wilson Holdings, Inc..........................................  96,704    2,225,159
     Newmark Group, Inc., Class A..........................................  28,647      304,231
*    Rafael Holdings, Inc., Class B........................................     550        9,554
     RE/MAX Holdings, Inc., Class A........................................   3,800      127,110
# *  St Joe Co. (The)......................................................  40,700      754,985
*    Stratus Properties, Inc...............................................   3,069       84,643
                                                                                    ------------
TOTAL REAL ESTATE..........................................................           14,026,073
                                                                                    ------------
UTILITIES -- (0.1%)
     MDU Resources Group, Inc.............................................. 134,867    3,896,308
     New Jersey Resources Corp.............................................  53,254    2,321,874
     NRG Energy, Inc.......................................................  55,469    2,225,416

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                SHARES       VALUE+
                                                                               --------- --------------
UTILITIES -- (Continued)
        Ormat Technologies, Inc...............................................    21,734 $    1,663,955
                                                                                         --------------
TOTAL UTILITIES...............................................................               10,107,553
                                                                                         --------------
TOTAL COMMON STOCKS...........................................................            7,272,088,985
                                                                                         --------------
RIGHTS/WARRANTS -- (0.0%)
ENERGY -- (0.0%)
# * >>  Parker Drilling Co....................................................       710              0
                                                                                         --------------
TOTAL INVESTMENT SECURITIES
  (Cost $3,953,673,965).......................................................            7,272,088,985
                                                                                         --------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
        State Street Institutional U.S. Government Money Market Fund 1.752%... 2,947,951      2,947,951
                                                                                         --------------
SECURITIES LENDING COLLATERAL -- (1.4%)
@ (S)   The DFA Short Term Investment Fund.................................... 8,794,388    101,759,864
                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,058,366,096).......................................................           $7,376,796,800
                                                                                         ==============

P.L.C. Public Limited Company
SA     Special Assessment

+   See Note B to Financial Statements.
#   Total or Partial Securities on Loan.
*   Non-Income Producing Securities.
>> Securities that have generally been fair value factored. See Note B to Financial Statements.
@   Security purchased with cash proceeds from Securities on Loan.
(S) Affiliated Fund.

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   --------------------------------------------------
                                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                   -------------- ------------ ------- --------------
Common Stocks
   Communication Services......................... $  954,675,739           --   --    $  954,675,739
   Consumer Discretionary.........................    470,921,272 $      2,381   --       470,923,653
   Consumer Staples...............................    440,617,282           --   --       440,617,282
   Energy.........................................    700,125,229           --   --       700,125,229
   Financials.....................................  1,753,040,635       28,911   --     1,753,069,546
   Health Care....................................    979,421,318           --   --       979,421,318
   Industrials....................................    885,520,604           --   --       885,520,604
   Information Technology.........................    875,657,692           --   --       875,657,692
   Materials......................................    187,944,296           --   --       187,944,296
   Real Estate....................................     14,026,073           --   --        14,026,073
   Utilities......................................     10,107,553           --   --        10,107,553
Temporary Cash Investments........................      2,947,951           --   --         2,947,951
Securities Lending Collateral.....................             --  101,759,864   --       101,759,864
                                                   -------------- ------------   --    --------------
TOTAL............................................. $7,275,005,644 $101,791,156   --    $7,376,796,800
                                                   ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series and The Tax-Managed U.S. Marketwide Value Series

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series and The Tax-Managed U.S. Marketwide Value Series (ten of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the "Series") as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
October 31, 2019, and each of the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on the Series' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodians, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13. EXHIBITS.

    (a)(1) Code of Ethics is filed herewith.

    (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

    (a)(3) This item is not applicable.

    (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David P. Butler
     ---------------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: January 6, 2020

By:  /s/ Gerard K. O'Reilly
     ---------------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: January 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     ---------------------------------------
     David P. Butler
     Co-Principal Executive Officer
     The DFA Investment Trust Company

Date: January 6, 2020

By:  /s/ Gerard K. O'Reilly
     ---------------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     The DFA Investment Trust Company

Date: January 6, 2020

By:  /s/ Gregory K. Hinkle
     ---------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     The DFA Investment Trust Company

Date: January 6, 2020